UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-02258

 NAME OF REGISTRANT:                     Eaton Vance Series Trust
                                         II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          (617) 482-8260

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


 Eaton Vance Series Trust II
 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Income Fund of Boston, a series of Eaton Vance Series Trust II
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  10/31
 Date of reporting period: 7/1/09-6/30/10

 Eaton Vance Income Fund of Boston (the "Fund") is a feeder fund that invests exclusively in shares of
 Boston Income Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.  The proxy voting record of the Portfolio was filed on August 27, 2010 and can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 1140882 and its file number is 811-10391.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Tax-Managed Emerging Markets Fund, a series of Eaton Vance Series Trust II
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  6/30
 Date of reporting period: 7/1/09-6/30/10


Eaton Vance Tax-Managed Emerging Markets Fund
--------------------------------------------------------------------------------------------------------------------------
 A.F.P. PROVIDA S.A.                                                                         Agenda Number:  933233974
--------------------------------------------------------------------------------------------------------------------------
        Security:  00709P108
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2010
          Ticker:  PVD
            ISIN:  US00709P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE ANNUAL REPORT, BALANCE SHEETS,            Mgmt          For
       STATEMENT OF INCOME, AND THE EXTERNAL AUDITORS'
       REPORT COVERING THE FISCAL YEAR TAKEN AS OF
       JANUARY 1ST TO DECEMBER 31ST, 2009.

02     PROFIT DISTRIBUTION.                                      Mgmt          For

04     ELECTION OF BOARD MEMBERS AND DETERMINING COMPENSATION    Mgmt          For
       FOR THE BOARD OF DIRECTORS FOR 2010.

05     DETERMINING COMPENSATION FOR THE MEMBERS OF               Mgmt          For
       THE BOARD OF DIRECTORS' COMMITTEE FOR 2010
       AS WELL AS DETERMINING THE BUDGET COVERING
       WORKING EXPENSES FOR THE COMMITTEE AND ITS
       ADVISORS.

06     DESIGNATION OF THE EXTERNAL AUDITORS FOR THE              Mgmt          For
       FISCAL YEAR 2010.

07     DESIGNATION OF THE RATING AGENCIES.                       Mgmt          For

10     DETERMINING THE DAILY NEWSPAPER WHERE THE NOTIFICATIONS   Mgmt          For
       OF THE SHAREHOLDERS' MEETING SHALL BE PUBLISHED.

11     OTHER MATTERS LEGALLY ASCRIBED TO ORDINARY SHAREHOLDERS'  Mgmt          For
       MEETINGS.




--------------------------------------------------------------------------------------------------------------------------
 AABAR PETROLEUM INVESTMENTS COMPANY P.J.S.C.                                                Agenda Number:  702334450
--------------------------------------------------------------------------------------------------------------------------
        Security:  M00003109
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  AE000A0LF2F3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the issuance of convertible bonds of              Mgmt          Against                        Against
       up to AED 7346 million and       recommend
       a conversion price of AED 2.5 per share




--------------------------------------------------------------------------------------------------------------------------
 ABAN OFFSHORE LTD                                                                           Agenda Number:  702078848
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0001N135
    Meeting Type:  AGM
    Meeting Date:  16-Sep-2009
          Ticker:
            ISIN:  INE421A01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009 and the profit and loss account
       for the YE as on that date, together with the
       reports of the Board of Directors and the Auditors
       thereon

2.     Declare a dividend @ 8% p.a. on Non Convertible           Mgmt          For                            For
       Cumulative Redeemable Preference Shares for
       the YE 31 MAR 2009

3.     Declare a dividend @ 9% p.a. on Cumulative Non            Mgmt          For                            For
       Convertible Redeemable Preference Shares for
       the YE 31 MAR 2009

4.     Declare a dividend @ 9.25% p.a. [prorata] on              Mgmt          For                            For
       Non Convertible Cumulative Redeemable Preference
       Shares for the period ended 31 MAR 2009

5.     Declare a dividend @ 180% on the paid up Equity           Mgmt          For                            For
       Share Capital of the Company for the YE 31
       MAR 2009 a) @ INR 3.60 per fully paid equity
       share b) @ INR 1.80 per partly paid equity
       share

6.     Re-appoint Mr. C.P. Gopalkrishnan as a Director,          Mgmt          For                            For
       who retires by rotation

7.     Re-appoint Mr. K. Bharathan as a Director, who            Mgmt          For                            For
       retires by rotation

S.8    Re-appoint Messrs. Ford, Rhodes, Parks & Co.,             Mgmt          For                            For
       Chartered Accountants, Chennai as the Auditors
       of the Company to hold office from the conclusion
       of this AGM to the conclusion of the next AGM,
       to conduct the audit on a remuneration as may
       be paid on a progressive billing basis, to
       be agreed between the Auditor and the Board
       or any Committee thereof

9.     Appoint Mr. Satish Chandra Gupta as a Director            Mgmt          For                            For
       of the Company, liable to retire by rotation

S.10   Authorize the Board of Directors [hereinafter             Mgmt          For                            For
       referred to as the Board, which term shall
       be deemed to include any Committee thereof],
       in accordance with the provisions of Section
       81 and 81(1A) and all other applicable provisions,
       if any, of the Companies Act, 1956 [including
       any statutory modification(s) or re-enactment
       thereof] and relevant provisions of the Memorandum
       of Association and Articles of Association
       of the Company, the Foreign Exchange Management
       Act, 1999, and the Issue of Foreign Currency
       Convertible Bonds and Ordinary Shares [through
       Depository Receipt Mechanism] Scheme, 1993,
       guidelines prescribed by the Securities and
       Exchange Board of India [SEBI] and subject
       to such approvals, consents, permissions and/or
       sanction of the Ministry of Finance of the
       Government of India, Reserve Bank of India
       and any other appropriate authorities, institutions
       or bodies, as may be necessary and subject
       to such terms and conditions, modifications,
       alterations as may be prescribed and/or specified
       by any of them in granting any such approval,
       consent, permission or sanction, to offer,
       issue, and allot, in the course of one or more
       offerings, in one or more foreign markets,
       any securities [including but not limited to
       Equity Shares, Global Depository Receipts American
       Depository Receipts/Shares, Foreign Currency
       Convertible Bonds, Convertible Bonds, Euro-Convertible
       Bonds that are convertible at the option of
       the Company and/or at the option of the holders
       of such securities, securities partly or fully
       convertible into Equity Shares and/or securities
       linked to Equity Shares and/or any instruments
       or securities with or without detachable warrants
       secured or unsecured or such other types of
       securities representing either Equity Shares
       or convertible securities] [hereinafter referred
       to as Securities] to Foreign/Domestic investors,
       Non-residents, Foreign Institutional Investors/Foreign
       Companies/NRI(s)/Foreign National(s) or such
       other entities or persons as may be decided
       by the Board, whether or not such persons/entities/investors are Members of the Company through Prospectus,
       Offering Letter, Circular to the general public
       and/or through any other mode or on private
       placement basis as the case may be from time
       to time in one or more tranches as may be deemed
       appropriate by the Board on such terms and
       conditions as the Board may in its absolute
       discretion deem fit for an amount not exceeding
       USD 400 Million or its equivalent currencies
       including green shoe option on such terms and
       conditions including pricing as the Board may
       in its sole discretion decide including the
       form and the persons to whom such Securities
       may be issued and all other terms and conditions
       and matters connected therewith; approve that
       without prejudice to the generality of the
       above the aforesaid issue of the Securities
       may have all or any term or combination of
       terms in accordance with normal practice including
       but not limited to conditions in relation to
       payment of interest, dividend, premium or redemption
       or early redemption at the option of the Company
       and/or to the holder[s] of the Securities and
       other debt service payment whatsoever and all
       such terms as are provided in offerings of
       this nature including terms for issue of additional
       Equity Shares of variation of interest payment
       and of variation of the price or the period
       of conversion of Securities into Equity Shares
       or issue of Equity Shares during the duration
       of the Securities or terms pertaining to voting
       rights or option for early redemption of Securities;
       authorize the Board to issue and allot such
       number of underlying Equity Shares as may be
       required to be issued and allotted upon conversion
       of any such Securities referred to above or
       as may be in accordance with the terms of the
       offering(s) and that the said Equity Shares
       shall be subject to the Memorandum and Articles
       of Association of the Company and shall rank
       in all respects pari passu with the existing
       Equity Shares of the Company including payment
       of dividend; and granted in terms of Section
       293(1)(a) and Section 293(1)(d) other applicable
       provisions, if any, of the Companies Act, 1956
       and subject to all necessary approvals, to
       the Board to borrow money in excess of the
       paid up capital and free reserves and to secure,
       if necessary, all or any of the above mentioned
       Securities to be issued, by the creation of
       a mortgage and/ or charge on all or any of
       the Company's immovable and/or movable assets,
       both present and future in such form and manner
       and on such terms as may be deemed to be fit
       and appropriate by the Board; such of these
       Securities to be issued as are not subscribed
       may be disposed of by the Board to such person
       in such manner and on such terms as the Board
       in its absolute discretion thinks fit, in the
       best interest of the Company and as is permissible
       in Law and the Company may enter into any arrangement
       with any agency or body for issue of Depository
       Receipts representing underlying Equity Shares/Preference
       Shares/ other securities issued by the Company
       in registered or bearer form with such features
       and attributes as are prevalent in international
       capital markets for instruments of this nature
       and to provide for the tradability or free
       transferability thereof as per the international
       practices and regulations and under the forms
       and practices prevalent and the Securities
       issued in foreign markets shall be deemed to
       have been made abroad and/or in the market
       and/or at the place of issue of the Securities
       in the international market and may be governed
       by applicable foreign laws; and authorize the
       Board, for the purpose of giving effect to
       any issue or allotment of Securities or instruments
       representing the same, to determine the form,
       terms and timing of the offering[s], including
       the class of investors to whom the Securities
       are to be allotted, number of Securities to
       be allotted in each tranche, issue price, face
       value, premium amount on issue / conversion
       of Securities, Exercise of warrants/Redemption
       of Securities, rate of interest, redemption
       period, listings on one or more stock exchanges
       as the Board in its absolute discretion deems
       fit and to make and accept any modifications
       in the proposal as may be required by the authorities
       involved in such issues and on behalf of the
       Company to do all such acts, deeds, matters
       and things as it may at its discretion deem
       necessary or desirable for such purpose, including
       without limitation the appointment of Registrar,
       Book-Runner, Lead-Managers, Trustees/Agents,
       Bankers, Global Co-ordinators, Custodians,
       Depositories, Consultants, Solicitors, Accountants,
       entering into arrangements for underwriting,
       marketing, listing, trading, depository and
       such other arrangements and agreements, as
       may be necessary and to issue any offer document(s)
       and sign all deeds, documents and to pay and
       remunerate all agencies /intermediaries by
       way of commission, brokerage, fees, charges,
       out of pocket expenses and the like as may
       be involved or connected in such offerings
       of securities, and also to seek listing of
       the securities or securities representing the
       same in any Indian and/ or in one or more international
       stock exchanges with power on behalf of the
       Board to settle any questions, difficulties
       or doubts that may arise in regard to any such
       issue, offer or allotment of securities and
       in complying with any Regulations CONTD...

       CONTD... as it may in its absolute discretion             Non-Voting    No vote
       deem fit, without being required to seek any
       further clarification, consent or approval
       of the Members or otherwise to the end and
       intent that the Members shall be deemed to
       have given their approval thereto expressly
       by the authority of this resolution; and authorize
       the Board to delegate all or any of the powers
       herein conferred to any Committee of Directors/Managing
       Directors/Deputy Managing Directors(s)/any
       Director/any other Officer/Officers of the
       Company to give effect to the aforesaid resolution

S.11   Authorize Board [herein after called the Board            Mgmt          For                            For
       which term shall be deemed to include any committee
       which the Board may have constituted or hereinafter
       constitute to exercise its powers including
       the power conferred by this resolution], pursuant
       to Section 81(1A) and all other applicable
       provisions of the Companies Act 1956 [including
       any statutory modification or re-enactment
       thereof for the time being in force] and enabling
       provisions of the Memorandum and Articles of
       Association of the Company, the Listing Agreement
       entered into with the Stock Exchanges and subject
       to the provisions of Chapter XIII A of the
       SEBI [Disclosure and Investor Protection] guidelines
       2000 [SEBI DIP Guidelines] the provisions of
       the Foreign Exchange Management Act 1999 and
       the Foreign Exchange Management [Transfer or
       issue of security by a Person Resident Outside
       India] Regulations 2000 applicable rules, regulations,
       guidelines or Laws or any approval, consent,
       permission or sanction of the Central Government,
       Reserve Bank of India or any other appropriate
       authorities, institution or bodies [hereinafter
       collectively referred to as the appropriate
       authorities] and subject to such conditions
       as may be prescribed by anyone of them while
       granting any such approval, consent, permission
       and/or sanction [hereinafter referred to as
       the requisite approvals] to issue, offer and
       allot equity shares/fully convertible debentures/partly
       convertible debentures/non convertible debentures
       with warrants/any other securities[other than
       warrants] which are convertible into or exchangeable
       with equity shares on such date as may be determined
       by the Board but not later than 60 months from
       the date of allotment (collectively referred
       to as Qualified Institutional Placement [QIP]
       Securities to the Qualified institutional Buyers
       [QIBs] as per the SEBI DIP Guidelines, on the
       basis of placement document[s] at such time
       and times in one or more tranche or tranches
       at par or at such price or prices and on such
       terms and conditions and in such manner as
       the Board may in its absolute discretion determine
       in consultation with the Lead Managers, Advisors
       or other intermediaries for an amount not exceeding
       INR 2500 crores including such premium amount
       as may be finalized by the Board; approve the
       relevant date for the determination of applicable
       for the issue of the QIP Securities shall be
       the date on which the Board of the Company
       decide to open the proposed issue or incase
       of securities which are convertible into or
       exchangeable with equity shares at a later
       date, the date on which the holder of such
       securities becomes entitled to apply for shares
       shall be the relevant date [Relevant date];
       authorize the Board to issue and allot such
       number of equity shares as may be required
       to be issued and allotted upon conversion of
       any securities referred to in paragraph above
       or as may be necessary in accordance with the
       terms of the offering all such shares shall
       be subject to the provisions of Memorandum
       of Association & Articles of Association of
       the company and being pari passu with the then
       existing shares of the Company in all respects
       as may be provided under the terms of the issue
       and in the offering document; approve that
       such of these securities to be issued as are
       not subscribed may be disposed of by the Board
       to such persons and in such manner and on such
       terms as the Board in its absolute discretion
       thinks fit in accordance with the provisions
       of Law and the issue to the holders of the
       securities with equity shares underlying such
       securities shall be inter alia, subject to
       suitable adjustment in the number of shares
       the price and the time period etc; in the event
       of any change in the equity capital structure
       of the Company consequent upon any merger,
       amalgamation, takeover or any other re-organization
       or restructuring in the Company; authorize
       the Board, for the purpose of giving effect
       to any issue or allotment of securities or
       instruments representing the same as specified
       in this resolution, to do all such acts deeds,
       matters and things as it may its absolute discretion
       deem necessary or desirable for such purpose,
       inducing without limitation the entering into
       of underwriting, marketing and institutions/trustees/agents and similar agreements and to remunerate the
       managers, underwriters and all other agencies/intermediaries by way of commission, brokerage, fees and the
       like as may be involved or connected such offerings
       of such securities, with power on behalf of
       the Company to settle any question, difficulties
       or doubts that may arise in regard to any such
       issue or allotment as it may in its absolute
       discretion deem fit and for the purpose aforesaid,
       to settle all questions, difficulties or doubts
       that may arise in regard to that issue offer
       or allotment of securities and utilization
       of the issue proceeds including but without
       limitation to the creation of such mortgage/charge
       under Section293(1)(a) of the said Act in respect
       of the aforesaid Securities either on pari
       passu basis or other wise or in the borrowing
       of loans as it may in its absolute discretion
       deem fit without being required to seek any
       further consent or approval of the Members
       or otherwise to the end and intent that the
       Members shall be deemed to have given their
       approval thereto expressly by the authority
       of its resolution; to appoint such consultants,
       bookrunners, lead managers, underwriters guarantors,
       depositories, custodians, registrars, trustees,
       bankers, lawyers, merchant bankers and any
       other advisors and professionals as may be
       required and to pay them such fees, commission
       and other expenses as they deem think fit;
       the allotment of Securities shall be to Qualified
       Institutional Buyers in accordance with the
       Qualified Institutional Placement [QIP], Chapter
       XIIIA of SEBI [Disclosure of Investor Protection]
       Guidelines, such Securities shall be fully
       paid-up and the allotment of such Securities
       shall be completed within 12 months from the
       date of this resolution without the need for
       fresh approval from the shareholders and placements
       made in pursuance of this resolution, if approved
       shall be separated by at least 6 months between
       each placement; and authorize the Board to
       delegate all or any of the powers herein conferred
       to any Committee of Directors/Managing Director/
       Deputy Managing Director[s]/Directors/any other
       officers/authorized representatives of the
       Company to give effect to the aforesaid resolution




--------------------------------------------------------------------------------------------------------------------------
 ABB LTD, BANGALORE                                                                          Agenda Number:  702376991
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0005K103
    Meeting Type:  AGM
    Meeting Date:  11-May-2010
          Ticker:
            ISIN:  INE117A01022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 DEC 2009 and audited     profit and
       loss accounts for the YE on that date and reports
       of the Directors and the Auditors thereon

2      Declare a dividend on equity shares                       Mgmt          For                            For

3      Re-elect Mr. D.E. Udwadia as a Director, who              Mgmt          For                            For
       retires by the rotation at this  AGM

4      Re-elect Mr. N.S. Raghavan, who retires by rotation       Mgmt          For                            For
       at this AGM

5      Appointment of M/s. S.R. Batlibol and Co., Chartered      Mgmt          For                            For
       Accountants having       registration number
       301003E, as statutory Auditors of the Company
       to hold     office form the conclusion of this
       AGM until the conclusion of the next AGM
       and authorize the Board of Directors to fix
       their remuneration

6      Appointment of Mr. Francis Duggan as a Director           Mgmt          For                            For
       of the Company, who is liable to retire by
       rotation




--------------------------------------------------------------------------------------------------------------------------
 ABOITIZ EQUITY VENTURES INC                                                                 Agenda Number:  702362928
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0001Z104
    Meeting Type:  AGM
    Meeting Date:  17-May-2010
          Ticker:
            ISIN:  PHY0001Z1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Call to order                                             Mgmt          For                            For

2      Approve the proof of notice of meeting                    Mgmt          For                            For

3      Approve to determine of quorum                            Mgmt          For                            For

4      Approve the minutes of the previous stockholder's         Mgmt          For                            For
       meeting held lat 18 MAY     2009

5      Approve presentation of the president's report            Mgmt          For                            For

6      Approve the 2009 annual report and financial              Mgmt          For                            For
       statements

7      Approve delegation of the authority to elect              Mgmt          For                            For
       the Company's external Auditors  for 2010 to
       the Board of Directors

8      Ratify the Acts, resolutions and proceedings              Mgmt          For                            For
       of the Board of Directors,       Corporate
       Officers and Management in 2009 up to17 MAY
       2010

9      Approve the Director's compensation and per               Mgmt          For                            For
       DIEM for 2010

10.1   Election of Jon Ramon Aboitiz as a Member of              Mgmt          For                            For
       the Board of Directors of the

10.2   Election of Erramon I. Aboitiz as a Member of             Mgmt          For                            For
       the Board of Directors of the

10.3   Election of Roberto E. Aboitiz as a Member of             Mgmt          For                            For
       the Board of Directors of the

10.4   Election of Enrique M. Aboitiz, Jr. as a Member           Mgmt          For                            For
       of the Board of Directors of

10.5   Election of Justo A. Ortiz as a Member of the             Mgmt          For                            For
       Board of Directors of the

10.6   Election of Antonio R. Moraza as a Member of              Mgmt          For                            For
       the Board of Directors of the

10.7   Election of Roberto R. Romulo as a Member of              Mgmt          For                            For
       the Board of Directors of the

10.8   Election of Justice Jose C. Vitug as a Member             Mgmt          For                            For
       of the Board of Directors of

10.9   Election of Stephen Cuunjieng as a Member of              Mgmt          For                            For
       the Board of Directors of the

11     Other business                                            Non-Voting    No vote

12     Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ABSA GROUP LTD                                                                              Agenda Number:  702338573
--------------------------------------------------------------------------------------------------------------------------
        Security:  S0269J708
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  ZAE000067237
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Group's and the Company's audited             Mgmt          For                            For
       financial statements for the YE 31 DEC 2009

2.     Approve to sanction the proposed remuneration             Mgmt          For                            For
       payable to Non-Executive Directors from 01
       MAY 2010, as specified

3.     Re-appointment of PricewaterhouseCoopers Inc.             Mgmt          For                            For
       and Ernst & Young Inc. as the Auditors of the
       Company until the conclusion of the next AGM

4.1    Re-elect of D. C. Brink as a Director of the              Mgmt          For                            For
       Company

4.2    Re-elect of B. P. Connellan as a Director of              Mgmt          For                            For
       the Company

4.3    Re-elect of G. Griffin as a Director of the               Mgmt          For                            For
       Company

4.4    Re-elect of D. C. Arnold as a Director of the             Mgmt          For                            For
       Company

4.5    Re-elect of S. A. Fakie as a Director of the              Mgmt          For                            For
       Company

4.6    Re-elect of L. L. Von Zeuner as a Director of             Mgmt          For                            For
       the Company

4.7    Re-elect of B. J. Willemse as a Director of               Mgmt          For                            For
       the Company

4.8    Re-elect of R. Le Blanc as a Director of the              Mgmt          For                            For
       Company

4.9    Re-elect of M. J. Husain as a Director of the             Mgmt          For                            For
       Company

4.10   Re-elect of S. G. Pretorius as a Director of              Mgmt          For                            For
       the Company

5.     Appointment of D. W. P. Hodnett as a Director             Mgmt          For                            For
       of the Company on 01 MAR 2010

6.     Authorize the Directors, in terms of Sections             Mgmt          For                            For
       221 and 222 of the Companies Act no 61 of 1973,
       as amended (the Companies Act), in order to
       provide the directors with flexibility to issue
       the unissued ordinary shares as and when suitable
       situations arise authorized but unissued ordinary
       shares of the Company (other than those specifically
       identified and authorized for issue in terms
       of any other authority by shareholders) are
       hereby placed under the control of the Directors
       subject to any applicable legislation and the
       Listings Requirements of the JSE Limited (JSE)
       from time to time and any other stock exchange
       upon which ordinary shares in the capital of
       the Company may be quoted or listed from time
       to time to allot and.issue those ordinary shares
       on any such terms and conditions as they deem
       fit, subject to the proviso that the aggregate
       number of ordinary shares able to be allotted
       and issued in terms of this resolution shall
       be limited to 5% of the number of ordinary
       shares in issue as at 31 DEC 2009 the maximum
       number of shares that can be allotted and issued
       in terms of the above is 35,910,502 ordinary
       shares being 5% of the 718,210,043 ordinary
       shares in issue as at 31 DEC 2009

S.7    Authorize the Company, in terms of Section 85             Mgmt          For                            For
       of the Companies Act or any subsidiary of the
       Company, the Company's Articles of Association
       and the JSE Listings Requirements from time
       to time and any other stock exchange upon which
       the securities in the capital of the Company
       may be quoted or listed from time to time,
       repurchase ordinary shares issued by the Company;
       and may be varied by a special resolution by
       any general meeting of the Company at any time
       prior to the next AGM it is recorded that the
       Company or any subsidiary of the Company may
       only make a general repurchase of ordinary
       shares if the repurchase of ordinary shares
       is effected through the order book operated
       by the JSE trading system and is done without
       any prior understanding or arrangement between
       the Company or the relevant subsidiary and
       the counterparty; the Company or the relevant
       subsidiary is authorized thereto by its Articles
       of Association; and in terms of a special resolution
       of the Company or the relevant subsidiary in
       general meeting; repurchases are made at a
       price no greater than 10% the volume weighted
       average of the market value for the ordinary
       shares for the 5 business days immediately
       preceding the date on which the repurchase
       is effected; at any point in time, the Company
       or the relevant subsidiary may only appoint
       one agent to effect any repurchases on the
       Company's behalf; the Company or the relevant
       subsidiary only undertake repurchases if, after
       such repurchase, the Company still complies
       with shareholder-spread requirements in terms
       of the JSE Listings Requirements; the Company
       or the relevant subsidiary does not repurchase
       securities during a prohibited period defined
       in terms of the JSE Listings Requirements,
       unless it has a repurchase programme where
       the dates and quantities of securities to be
       traded during the relevant period are fixed
       (not subject to any variation) and full details
       of the programme have been disclosed in an
       announcement on SENS prior to the commencement
       of the prohibited period; a paid press announcement
       containing full details of such repurchases
       is published as soon as the Company has repurchased
       ordinary shares constituting, on a cumulative
       basis, 3% of the number of securities in issue
       prior to the repurchases and for each 3%, on
       a cumulative basis, thereafter; and the general
       repurchase of any ordinary shares is (notwithstanding
       the 20% limit in the JSE Listings Requirements)
       limited to a maximum of 10% of the Company's
       issued ordinary share capital in any one FY,
       in terms of the general authority given under
       this special resolution any acquisition of
       ordinary shares shall be subject to: the Companies
       Act; the JSE Listings Requirements and any
       other applicable stock exchange rules, as may
       be amended from time to time; and the sanction
       of any other relevant authority whose approval
       is required in law, after having considered
       the effect of any repurchases of ordinary shares
       pursuant to this general authority the Directors
       of the Company in terms of the Companies Act,
       1973, and the JSE Listings Requirements confirm
       that, they will not, undertake such repurchase
       of ordinary shares unless: the Company and
       the Group would be able to repay their debts
       in the ordinary course of business for the
       period of 12 months after the date of the notice
       of the AGM; the assets of the Company and the
       Group, fairly valued in accordance with International
       Financial Reporting Standards and the Company's
       accounting policies used in the latest audited
       Group financial statements, will be in excess
       of the liabilities of the Company and the Group
       for the period of 12 months after the date
       of the notice of the AGM; Absa Group Limited
       annual report for the YE 31 DEC 2009 ; the
       Company and the Group will have adequate capital
       and reserves for ordinary business purposes
       for the period of 12 months after the date
       of the notice of the AGM; and the working capital
       of the Company and the Group will be adequate
       for ordinary business purposes for the period
       of 12 months after the date of the notice of
       the AGM, the Company undertakes that it will
       not enter the market to repurchase the Company's
       securities, in terms of this general authority,
       until such time as the Company's sponsor has
       provided written confirmation to the JSE regarding
       the adequacy of the Company's working capital
       in accordance with Schedule 25 of the JSE Listings
       Requirements, the maximum number of shares
       that can be repurchased under this authority
       amounts to 71,821,004 ordinary shares (10%)
       of 718, 210,043 ordinary shares in issue as
       at 31 DEC 2009 [Authority expires the earlier
       of conclusion until the next AGM]




--------------------------------------------------------------------------------------------------------------------------
 ABU DHABI COMMERCIAL BANK, ABU DHABI                                                        Agenda Number:  702292474
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0152Q104
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  AE000A0LF2H9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Board of Directors' report on the             Mgmt          For                            For
       bank's activities and financial statements
       for the YE 31 DEC 2009

2      Approve the External Auditors' report for the             Mgmt          For                            For
       YE 31 DEC 2009

3      Approve the audited balance sheet and the profit          Mgmt          For                            For
       and loss account for the YE  31 DEC 2009

4      Approve the Bank's Remuneration Principles                Mgmt          For                            For

5      Approve to absolve the Board Members from liability       Mgmt          For                            For
       for their work during the YE 31 DEC 2009

6      Approve to absolve the External Auditors from             Mgmt          For                            For
       liability for their work during the YE 31 DEC
       2009, appoint External Auditors for the year
       2010 and approve   to determine their fees
       for the same year

7      Approve to confirm Abu Dhabi Investment Council's         Mgmt          For                            For
       notification of the         re-appointment
       of three of its nominated Directors




--------------------------------------------------------------------------------------------------------------------------
 ABU DHABI COMMERCIAL BANK, ABU DHABI                                                        Agenda Number:  702293541
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0152Q104
    Meeting Type:  EGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  AE000A0LF2H9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Articles of Association of the Bank             Mgmt          For                            For
       by adopting the amended Articles of Association
       in the printed document submitted to the meeting
       and subject to the approval of the relevant
       authorities




--------------------------------------------------------------------------------------------------------------------------
 ABU DHABI NATIONAL HOTELS, ABU DHABI                                                        Agenda Number:  702302629
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0152U105
    Meeting Type:  AGM
    Meeting Date:  04-Apr-2010
          Ticker:
            ISIN:  AE000A0LF2K3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 05 MAY 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.

1      Approve the report of the Board of Directors              Mgmt          For                            For
       on the Company's activities and  its financial
       position for the FYE 31 DEC 2009

2      Approve the External Auditors' report                     Mgmt          For                            For

3      Approve the consolidated financial statements             Mgmt          For                            For
       for the YE 31 DEC 2009

4      Declare 25% cash dividends                                Mgmt          For                            For

5      Approve to absolve the Directors and Auditors             Mgmt          For                            For
       of the Company from their       liability

6      Appointment of the Auditors of the Company for            Mgmt          For                            For
       the year 2010 and approve to




--------------------------------------------------------------------------------------------------------------------------
 ABU DHABI NATIONAL HOTELS, ABU DHABI                                                        Agenda Number:  702303051
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0152U105
    Meeting Type:  EGM
    Meeting Date:  04-Apr-2010
          Ticker:
            ISIN:  AE000A0LF2K3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Article number 18 of the Articles               Mgmt          For                            For
       of Association




--------------------------------------------------------------------------------------------------------------------------
 ACC LTD                                                                                     Agenda Number:  702292094
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0002C112
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2010
          Ticker:
            ISIN:  INE012A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION       Non-Voting    No vote
       OF A COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

1      Receive and adopt the audited profit and loss             Mgmt          For                            For
       account for the FYE 31 DEC 2009 and the balance
       Sheet as on that date and the report of the
       Directors and Auditors thereon

2      Declare a dividend                                        Mgmt          For                            For

3      Re-appointment of Mr. S.M. Palia as a Director            Mgmt          For                            For
       who retires by rotation

4      Re-appointment of Mr. Naresh Chandra, as a Director       Mgmt          For                            For
       who retires by rotation

5      Re-appointment of Mr. Shailesh Haribhakti, as             Mgmt          For                            For
       a Director who retires by rotation

6      Appoint Messrs. S R Batliboi and Associates,              Mgmt          For                            For
       as Chartered Accountants, as the Auditors of
       the Company on such remuneration as agreed
       by the Board of Directors and Auditors, in
       addition to reimbursement of service tax and
       all out of pocket expenses incurred in connection
       with the audit of the Accounts of the Company
       for the year ending 31 DEC 2010

7      Appointment of Mr. Kuldip Kaura as a Director             Mgmt          For                            For
       of the Company

S.8    Approve, in accordance with the provisions of             Mgmt          For                            For
       Sections 198, 309(4) and all other applicable
       provisions, if any, of the Companies Act, 1956
       or any statutory modification(s) or re-enactment
       thereof, the Articles of Association of the
       Company and subject to all applicable approval(s)
       as may be required, the payment of commission
       for a period of five years commencing from
       01JAN 2010, to the Non-Executive Directors
       of the Company as may be decided by the Board
       from time to time provided that the total commission
       payable to the Non-Executive Directors per
       annum shall not exceed 1% of the net profits
       of the Company for that year as computed in
       the manner referred to under Section 198(1)
       of the Companies Act, 1956, with authority
       to the Board to determine the manner and proportion
       in which the amount be distributed among the
       Non-Executive Directors




--------------------------------------------------------------------------------------------------------------------------
 ACER INCORPORATED                                                                           Agenda Number:  702410692
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0003F171
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002353000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

I.1    To report the business of 2009                            Non-Voting    No vote

I.2    Supervisors' review report                                Non-Voting    No vote

II.1   To accept 2009 Financial Statements and Business          Mgmt          For                            For
       Report

II.2   To approve the proposal for distribution of               Mgmt          For                            For
       2009 profits

II.3   To approve the capitalization of 2009                     Mgmt          For                            For

II.4   To approve the amendments to Acer's Articles              Mgmt          For                            For
       of Incorporation

II.5   To approve amendments to Acer's Procedures Governing      Mgmt          For                            For
       Lending of Capital to Others

II.6   To approve amendments to Acer's Procedures Governing      Mgmt          For                            For
       Endorsement and Guarantee

II.7   To approve issuance of discounted employee stock          Mgmt          Against                        Against
       option

III.   Special motion                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ACKRUTI CITY LTD                                                                            Agenda Number:  702029249
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y00320104
    Meeting Type:  OTH
    Meeting Date:  16-Jul-2009
          Ticker:
            ISIN:  INE703H01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR RESOLUTION
       "1". THANK YOU.

S.1    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81[1A] and all other applicable
       provisions, if any, of the Companies Act, 1956
       [including any amendments thereto or re-enactment
       thereof] as also the provisions of the Securities
       and Exchange Board of India [Disclosure and
       Investor Protection] Guidelines, 2000 as amended
       [the SEBI Guidelines], and also in terms of
       the provisions of the Foreign Exchange Management
       Act, 1999 [FEMA] as amended, and rules and
       regulations made thereunder including the Foreign
       Exchange Management [Transfer or Issue of Security
       by a person resident outside India] Regulations,
       2000, the Issue of Foreign Currency Convertible
       Bonds and ordinary shares [through Depository
       Receipt Mechanism] Scheme, 1993 and any other
       applicable laws, rules and regulations [including
       any amendment thereto or re-enactment thereof
       for the time being in force] and in accordance
       with the enabling provisions of the Memorandum
       and Articles of Association of the Company,
       the Listing Agreements entered into by the
       Company with the Stock Exchanges where the
       Company's shares are listed and subject to
       such approvals, consents, permissions and/or
       sanctions of the Government of India, Reserve
       Bank of India, the Foreign Investment Promotion
       Board, the Securities and Exchange Board of
       India and/or any statutory or regulatory or
       other appropriate authorities including banks,
       financial institutions or other creditors,
       and subject to such conditions and modifications,
       as may be prescribed by any of them in granting
       such approvals, consents, permissions and sanctions
       which may be agreed, which term shall be deemed
       to include any committee constituted by the
       Board or any person[s], the consent of the
       Company to create, offer, issue and allot [including
       with provisions for reservation on firm and/or
       competitive basis, of such part the issue and
       for such categories of persons as may be permitted],
       in the course of one or more domestic or international
       offering[s] with or without Green Shoe Option
       including by way of a qualified institutional
       placement under Chapter XIII A of the SEBI
       Guidelines, to eligible investors [whether
       or not such investors are Members of the Company
       or whether or not such investors are Indian
       or foreign, including qualified institutional
       buyers including but not limited to public
       financial institutions, scheduled commercial
       banks, mutual funds, foreign institutional
       investors, multilateral and bilateral development
       financial institutions, venture capital funds,
       foreign venture capital investors, state industrial
       development corporations, insurance companies,
       pension funds and provident funds], whether
       by way of a public offering or by way of a
       private placement and whether by way of circulation
       of an offering circular or placement ,document
       or otherwise, securities including equity shares
       and/or instruments or securities convertible
       into equity shares of the Company such as Global
       Depository Receipts and/or American Depository
       Receipts and/or convertible preference shares
       and/or convertible debentures or bonds [compulsorily
       and/or optionally, fully add/or partly], and/or
       non-convertible debentures with warrants and/or
       securities with or without detachable/non-detachable
       warrants and/or warrants with a right exercisable
       by the warrant-holder to subscribe for equity
       shares, up to an aggregate amount not exceeding
       USD 500 million or its Indian rupee equivalent
       [hereinafter referred to as 'Securities'],
       on such terms and conditions as may be decided
       and deemed appropriate by the Board in its
       absolute discretion at the time of issue or
       allotment; without prejudice to the generality
       of the above and subject to all applicable
       laws, the aforesaid issue of securities may
       have such features and attributes or any terms
       or combination of terms in accordance with
       international practices to provide for the
       tradability and free transferability thereof
       as per the prevailing practices and regulations
       in the capital markets including but not limited
       to the terms and conditions in relation to
       payment of interest, additional interest, premium
       on redemption, prepayment and any other debt
       service payments whatsoever including terms
       for issue of additional equity shares or variation
       of the conversion price of the securities during
       the duration of the securities and in its absolute
       discretion in such manner as it may deem fit,
       to dispose off such of the securities that
       are not subscribed; in the event of issue of
       securities by way of Global Depository Receipts
       and/or American Depository Receipts, the 'Relevant
       Date' on the basis of which price of the resultant
       shares shall be determined as specified under
       applicable law, shall be the date of the meeting
       at which the Board or the Committee of Directors
       duly authorized by the Board decides to open
       the proposed issue of securities, in the event
       of issue of securities by way of a Qualified
       Institutional Placement under Chapter XIIIA
       of SEBI Guidelines: the 'Relevant Date' on
       the basis of which price of the shares shall
       be determined as specified under applicable
       law, shall be the date of the meeting in which
       the Board or the Committee of Directors duly
       authorized by the Board decides to open the
       proposed issue of securities, or in the case
       of securities convertible into or exchangeable
       with equity shares it shall be the date on
       which the holder of the securities becomes
       entitled to apply for the said shares, the
       allotment of securities shall be completed
       within 12 months from the date of this resolution
       approving the proposed issue or such other
       time as may be allowed by the SEBI Guidelines
       from time to time; and the securities shall
       not be eligible to be sold for a period of
       one year from the date of allotment, except
       on a recognized Stock Exchange in India or
       except as may be permitted from time to time
       by the SEBI Guidelines; authorize the Board
       to appoint Lead Managers, Underwriters, Guarantors,
       Depositories, Custodians, Registrars, Trustees,
       Bankers, Solicitors and Advocates, Advisors
       and all such agencies as may be involved or
       concerned in such offerings of securities and
       to remunerate them by way of commission, brokerage,
       fees or the like and also to enter into and
       execute all such arrangements, agreements,
       memorandum, documents, etc with such agencies
       and also to seek listing of such securities
       on one or more national and/or international
       stock exchange[s]; to finalize and approve
       the offering circular [placement document for
       the proposed issue of securities and to authorize
       any Director or Directors and/or any other
       officer or officers of the Company to sign
       the above documents for and on behalf of the
       Company together with authority to amend, vary
       or modify the same as such authorized person
       may consider necessary, desirable or expedient
       and for the purpose aforesaid to give such
       declarations, affidavits, certificates, consents
       and/or authorities as may, in the opinion of
       such authorized person be required from time
       to time, and to arrange for submission of the
       offering circular/placement document, and any
       amendment[s] and supplement[s] thereto, with
       any applicable stock exchange[s] [whether in
       India or abroad], government and regulatory
       authorities, institutions or bodies, as may
       be required; to issue and allot such number
       of equity shares as may be required to be issued
       and allotted upon conversion of any security
       or as may be necessary in accordance with the...CONTD

       CONT...terms to sign the above documents for              Non-Voting    No vote
       and on behalf of the Company together with
       authority to amend, vary or modify the same
       as such authorized person may consider necessary,
       desirable or expedient and for the purpose
       aforesaid to give such declarations, affidavits,
       certificates, consents and/or authorities as
       may, in the opinion of such authorized person
       be required from time to time, and to arrange
       for submission of the offering circular/placement
       document, and any amendment[s] and supplement[s]
       thereto, with any applicable stock exchange[s]
       [whether in India or abroad], government and
       regulatory authorities, institutions or bodies,
       as may be required; to issue and allot such
       number of equity shares as may be required
       to be issued and allotted upon conversion of
       any security or as may be necessary in accordance
       with the terms of the offering, all such equity
       shares ranking part passu with the then existing
       equity shares of the Company in all respect;
       for the purpose of giving effect to the above,
       to determine the form, terms and timing of
       the issue[s], including but not limited to
       finalization and approval of the preliminary
       as well as the final offer document[s], the
       class of investors to whom the securities are
       to be allotted, number of securities to be
       allotted in each tranche, issue price, face
       value, premium amount on issue/conversion of
       securities/exercise of warrants/redemption
       of securities, rate of interest, redemption
       period, creation of mortgage/charge in accordance
       with the provisions of Section 293(1)(a) of
       the said Act, in respect of any securities,
       either on pari-passu basis or otherwise, relevant
       date for pricing, listing on one or more Stock
       Exchange in India and/or abroad as the Board
       in its absolute discretion deems fit and to
       make and accept any modifications in the proposal
       as may be required by the authorities involved
       in such issues in India and/or abroad, to do
       all such acts, deeds, matters and things and
       to settle any questions or difficulties that
       may arise in regard to the Issue[s] without
       being required to seek any further consent
       or approval of the members or otherwise to
       the end and intent that the members shall be
       deemed to have given their approval thereto
       expressly by the authority of this resolution;
       to do such acts, deeds and things as the Board
       in its absolute discretion deems necessary
       or desirable in connection with the issue of
       the securities and to give effect to these
       resolutions, including, without limitation,
       the following: sign, execute and issue all
       documents necessary in connection with the
       issue of securities, including listing applications
       to stock exchanges [whether in India or abroad]
       and various agreements declarations, deeds
       and undertakings; seeking if required, consent
       of the Company's lenders, parties with whom
       the Company has entered into various commercial
       and other agreements, all concerned government
       and regulatory authorities in India or outside
       India, and any other consent that may be required
       in connection with the issue and allotment
       of the securities: giving or authorizing the
       giving by concerned persons of such declarations,
       affidavits, certificates, consents and authorities
       as may be required from time to time and settling
       any questions, difficulties or doubts that
       may arise in regard to any such issue or allotment
       of securities as it may in its absolute discretion
       deem fit; to delegate all or any of the powers
       herein conferred to any Committee of Directors
       or Directors or any other officer or officers
       of the Company to give effect to these resolutions




--------------------------------------------------------------------------------------------------------------------------
 ACKRUTI CITY LTD                                                                            Agenda Number:  702065170
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y00320104
    Meeting Type:  AGM
    Meeting Date:  27-Aug-2009
          Ticker:
            ISIN:  INE703H01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Audited statement of accounts       Mgmt          For                            For
       together with the Directors' report as also
       the Auditors' report thereon for the YE 31
       MAR 2009

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Mr. P. H. Ravikumar as a Director,             Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. Shailesh H. Bathiya as a Director,         Mgmt          For                            For
       who retires by rotation

5.     Appoint M/s. Dalal & Shah, Chartered Accountants          Mgmt          For                            For
       and M/s. Doshi Doshi & Associates, Chartered
       Accountants as the Joint Statutory Auditors
       on a remuneration to be fixed by the Board
       of Directors of the Company, based on the recommendation
       of the audit and compliance committee, in addition
       to reimbursement of all out-of-pocket expenses
       in connection with the audit of the accounts
       of the Company for the YE 31 MAR 2010

6.     Approve to remove Mr. Vyomesh M. Shah, Managing           Mgmt          For                            For
       Director from the place of Director pursuant
       to Section 284 and other applicable sections
       of the Companies Act, 1956




--------------------------------------------------------------------------------------------------------------------------
 ADANA CIMENTO SANAYI TAS                                                                    Agenda Number:  702110088
--------------------------------------------------------------------------------------------------------------------------
        Security:  M01775101
    Meeting Type:  EGM
    Meeting Date:  10-Nov-2009
          Ticker:
            ISIN:  TRAADANA91F0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A POWER          Non-Voting    No Action
       OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. CERTAIN GLOBAL CUSTODIANS HAVE A
       GLOBAL CUSTODIAN POAs IN PLACE WHICH WOULD
       ELIMINATE THE NEED FOR THE BO POA. IF YOU HAVE
       NOT SUBMITTED ANY POAs FOR THIS MARKET BEFORE,
       PLEASE CONTACT YOUR GLOBAL CUSTODIAN BANK TO
       SEE IF THEY HAVE A POA IN PLACE FOR YOUR ACCOUNTS.
       THANK YOU.

1.     Opening and elect the Presidential Board, Homage          Mgmt          No Action

2.     Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the meeting

3.     Amend and approve all the Articles of the Articles        Mgmt          No Action
       of the Association

4.     Wishes and closure                                        Mgmt          No Action

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ADANA CIMENTO SANAYI TAS                                                                    Agenda Number:  702235498
--------------------------------------------------------------------------------------------------------------------------
        Security:  M01775101
    Meeting Type:  OGM
    Meeting Date:  01-Mar-2010
          Ticker:
            ISIN:  TRAADANA91F0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and elect the Presidential Board Homage           Mgmt          No Action

2      Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the meeting

3      Approve the activities and accounts of 2009,              Mgmt          No Action
       the reading and deliberation of  the Board
       of Directors and Auditor's reports

4      Approve to read the brief Independent Auditing            Mgmt          No Action
       report of the Independent      Auditing Company
       for year 2009

5      Approve to concern the activities of 2009 reading,        Mgmt          No Action
       deliberation, balance      sheet and income
       statements

6      Approve the changes made in Board membership              Mgmt          No Action
       and Audit Committee membership   during the
       year

7      Approve to absolve the Members of the Board               Mgmt          No Action
       of Directors and the Auditors

8      Approve the decision on profit distribution               Mgmt          No Action
       according to the rules of capital markets Board
       and 36th Articles of the Association, presentation
       of           information to the shareholders
       about the Profit Distribution Policy of the
       Company

9      Approve to determine the monthly gross salaries           Mgmt          No Action
       of Board Members

10     Approve to determine the monthly gross salaries           Mgmt          No Action
       of Auditors

11     Authorize the Board Members according to the              Mgmt          No Action
       Articles 334 and 335 of the      Turkish Commercial
       Code

12     Elect the Independent Auditing Company which              Mgmt          No Action
       has been elected by the Board of

13     Approve to inform the shareholders about the              Mgmt          No Action
       donations and contributions      during the
       year 2009

14     Approve to inform the assembly about the assurances       Mgmt          No Action
       and heritable securities  given to the third
       parties

15     Approve to inform the shareholders about the              Mgmt          No Action
       Information Policy of the        Company

16     Wishes and closure                                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ADANI ENTERPRISES LIMITED                                                                   Agenda Number:  702149635
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y00106131
    Meeting Type:  EGM
    Meeting Date:  27-Nov-2009
          Ticker:
            ISIN:  INE423A01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       16, 94 and all other applicable provisions
       of the Companies Act, 1956, to alter Clause
       V of the Memorandum of Association of the Company
       regarding authorized share capital of the Company
       and to substitute by specified Clause V

2.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       [hereinafter referred to as the 'Board', which
       term shall include any Committee[s] thereof],
       pursuant to applicable provisions of the Companies
       Act, 1956, Article 120 of the Articles of Association
       of the Company and in accordance with the Securities
       & Exchange Board of India [Issue of Capital
       and Disclosure Requirements] Regulations, 2009
       ['the Regulations'] and subject to such approvals,
       consents, permissions, sanctions and also subject
       to such terms, conditions alterations, modifications,
       changes and variations as may be specified
       while according such approval, consent of the
       Members of the Company, to capitalize a sum
       up to INR 24,73,34,175 out of the sum standing
       to the credit of General Reserve/Securities
       Premium Account in the books of the Company
       as per the audited accounts of the Company
       for the FYE 31 MAR 2009 and the said amount
       be applied for paying up in full up to 24,73,34,175
       unissued Equity Shares of INR 1 each of the
       Company to be allotted and distributed and
       credited as fully paid up 'bonus Shares' at
       par in the proportion of 1 new Equity Share
       for every 1 Equity share held by such members
       as on the record date [to be determined by
       the Board] and the bonus shares so distributed
       shall for all purposes be treated as an increase
       in the paid up share capital of the Company
       held by each such member, and not as income;
       the new Equity Shares to be allotted shall
       be subject to the Memorandum and Articles of
       Association of the Company and shall rank in
       all respects pari passu with the existing fully
       paid up Equity Shares of the Company as on
       the Record Date to be announced for deciding
       entitlement of shareholders to receive bonus
       shares; no allotment letters shall be issued
       in respect of the said Bonus Shares and in
       case of members who hold shares or opt to receive
       the shares in dematerialized form, the bonus
       shares shall be credited to the respective
       beneficiary accounts of the members with their
       respective Depository Participants and in case
       of members who hold Equity Shares in physical
       form, the share certificates in respect of
       the Bonus shares be issued pursuant to Companies
       [issue of Share Certificates] Rules, 1960 and
       the said share certificates be dispatched within
       such time limit as stipulated as per Companies
       Act, 1956 and/or Listing Agreement with the
       stock exchanges from the date of allotment
       thereof by the Board of Directors of the Company
       or a Committee of Directors, as the case may
       be or within such extended time as may be allowed
       by appropriate authorities; the issue and allotment
       of such Bonus Shares to Non-Resident Members,
       Foreign Institutional Investors [FIIs] and
       other foreign investors shall be subject to
       the permission and/or approval of Reserve Bank
       of India [RBI] as may be necessary; to take
       all necessary steps for listing of such shares
       on the Stock Exchanges where the securities
       of the Company are listed as per the provisions
       of the Listing Agreements with the concerned
       Stock Exchanges and other applicable guidelines,
       rules and regulations; the holders of the Foreign
       Currency Convertible Bonds [FCCBs] [i.e FCCBs
       issued in the year 2007] to the extent such
       FCCBs shall remain outstanding as bonds [not
       converted into Equity Shares] on the date of
       bonus issue as aforesaid, shall inter alia,
       receive similar benefit at the time of exercising
       their option to convert their respective FCCBs
       into Equity Shares of the Company i.e. at the
       time of receiving Equity Shares on conversion
       of FCCBs, they shall be entitled to receive
       Bonus Shares [free of consideration] as per
       ratio as stated aforesaid, over and above their
       entitlement to receive Equity Shares as per
       terms and conditions as specified in the offer
       document of the issue of FCCBs; and authorize
       the Board of Directors, for the purpose of
       giving effect to this resolution, to do all
       such acts, deeds, matters and things as it
       may in its absolute discretion deem necessary
       to settle any question or difficulty whatsoever
       that may arise in regard to issue and distribution
       of the Bonus Shares as it thinks fit and its
       decision shall be final and binding on all
       Members and other interested persons

S.3    Approve, in partial modification of the Resolution        Mgmt          For                            For
       passed by the members at the EGM held on 18
       JUN 2009 for issuance at Shares or instruments
       convertible into Equity Shares to the Qualified
       Institutional Buyers pursuant to Qualified
       Institutions Placement [QIP] guidelines, as
       provided under Chapter XIII-A of the erstwhile
       SEBI DIP guidelines, to enhance the limit for
       issuance of shares or instruments convertible
       into Equity Shares to the Qualified Institutional
       Buyers from present limit of not exceeding
       INR 1500 Crores to the overall amount not exceeding
       INR 4000 Crores and to issue the said shares
       or instruments convertible into Equity Shares
       to the Qualified Institutional Buyers pursuant
       to Chapter VIII of the substituted SEBI [Issue
       of Capital and Disclosure Requirements] Regulations,
       2009




--------------------------------------------------------------------------------------------------------------------------
 ADANI ENTERPRISES LTD                                                                       Agenda Number:  702453604
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y00106131
    Meeting Type:  CRT
    Meeting Date:  10-Jun-2010
          Ticker:
            ISIN:  INE423A01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, with or without modification[s], the             Mgmt          For                            For
       Scheme of Amalgamation of Adani Infrastructure
       Services Private Limited, Advance Tradex Private
       Limited, Adani Tradelinks Private Limited,
       Pride Trade and Investment Private Limited,
       Trident Trade and Investment Private Limited,
       Radiant Trade and Investment Private Limited
       and Ventura Trade and Investment Private Limited
       and Adani Enterprises Limited, the Transferee
       Company, as proposed between the Applicant
       Company and its Equity Shareholders




--------------------------------------------------------------------------------------------------------------------------
 ADANI ENTERPRISES LTD                                                                       Agenda Number:  702485144
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y00106131
    Meeting Type:  OTH
    Meeting Date:  12-Jun-2010
          Ticker:
            ISIN:  INE423A01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 707036 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

S.1    Authorize the Board, pursuant to provisions               Mgmt          Against                        Against
       of Section 81[1A] and all other applicable
       provisions, if any, of the Companies Act, 1956
       [including any statutory modifications or re-enactment
       thereof,] [the Companies Act], the Foreign
       Exchange Management Act, 1999, as amended or
       restated [FEMA], the Securities and Exchange
       Board of India [issue of capital and disclosure
       requirements] Regulations, 2009, as amended
       or restated [the ICDR Regulations], the Issue
       of foreign currency convertible bonds and ordinary
       shares [through Depository Receipt Mechanism]
       scheme, 1993, as amended or restated, the Foreign
       Exchange Management [transfer or issue of security
       by a person resident outside India] Regulations
       2009, as amended or restated, and subject to
       all other applicable laws, statutes, rules,
       circulars, notifications, regulations and guidelines
       of the Government of India, the Securities
       and Exchange Board of India [the SEBI] the
       Reserve Bank of India [the RBI], the Foreign
       Investment Promotion Board [the FIPB], the
       Relevant Stock Exchanges where the equity shares
       of the Company are listed [the Stock Exchanges]
       and all other appropriate statutory and regulatory
       authorities, as may be applicable or relevant,
       whether in India or overseas [hereinafter collectively
       referred to as the appropriate authorities],
       the enabling provisions of the Memorandum and
       Articles of Association of the Company as amended,
       and the Listing Agreements entered into by
       the Company with the stock exchanges and subject
       to requisite approvals, consents, permissions
       and sanctions, if any, of the appropriate authorities,
       and subject to such conditions and modifications
       as may be prescribed by any of them granting
       any such approvals, consents, permissions and
       sanctions [hereinafter referred to as the requisite
       approvals], which may be agreed to by the Board
       of Directors of the Company [as specified to
       as the Board which term shall be deemed to
       include any committee constituted or to be
       constituted by the Board to exercise its powers
       including the powers conferred by this resolution,
       or any persons authorized by the Board or its
       Committee for such purposes], in its absolute
       discretion, to create, offer, issue and allot,
       from time to time in either one or more international
       offerings, in one or more foreign markets,
       in one or more tranches and/or in the course
       of one or more domestic offerings in India,
       such number of equity shares and/or any securities
       linked to, convertible into or exchangeable
       for equity shares including without limitation
       through Global Depository Receipts [GDRs] and/or
       American Depository Receipts [ADRs] and/or
       Convertible Preference Shares and/or Convertible
       Debentures [compulsory and/or optionally, fully
       and/or partly] and/or Non-convertible Debentures
       [or other securities] with warrants, and/or
       warrants with a right exercisable by the warrant
       holder to exchange or convert such warrants
       with equity shares of the Company at a later
       date simultaneously with the issue of Non-convertible
       Debentures and/or Foreign Currency Convertible
       Bonds [FCCBs] and/or Foreign Currency Exchangeable
       Bonds [FCEBs] and/or and or any other permitted
       fully and/or partly paid securities/instruments/warrants,
       convertible into or exchangeable for equity
       shares at the option of the Company and/or
       holders of the securities and/or securities
       linked to equity shares in registered or bearer
       form, secured or unsecured, listed on a recognized
       Stock Exchange in India or abroad whether rupee
       denominated or denominated in foreign currency,
       to such investors who are eligible to acquire
       such securities in accordance with all applicable
       laws, rules, regulations, guidelines and approvals,
       through public issues, rights issues, preferential
       issues, private placements and/or Qualified
       Institutional Placement [QIP] in terms of Chapter
       VIII of the ICDR Regulations or any combinations
       thereof, through any prospectus, offer document,
       offer letter, offer circular, placement document
       or otherwise, at such time or times and at
       such price or prices subject to compliance
       with all applicable laws, rules, regulations,
       guidelines and approvals, at a discount or
       premium to market price or prices in such manner
       and on such terms and conditions including
       as regards, security, rate of interest, etc.,
       as may be deemed appropriate by the Board in
       its absolute discretion, subject to compliance
       with all applicable laws, rules regulations,
       guidelines and approvals, for an aggregate
       amount, not exceeding INR 4,000 Crores or foreign
       currency equivalent thereof, inclusive of such
       premium as may from time to time be decided
       by the Board and the Board shall have the discretion
       to determine the categories of eligible investors
       to whom the offer, issue and allotment shall
       be made to the exclusion of all other categories
       of investors at the time of such offer, issue
       and allotment considering the prevailing Market
       Conditions and all other relevant factors and
       where necessary in consultation with Advisors,
       Lead Managers and Underwriters appointed by
       the Company; without prejudice to the generality
       of the above, the issues of securities may,
       subject to compliance with all applicable laws,
       rules, regulations, guidelines and approvals
       have all or any terms, or combination of terms,
       in accordance with domestic and/or international
       practice, including, but not limited to, conditions
       in relation to payment of interest, additional
       interest, premium on redemption, prepayment
       and any other debt service payments whatsoever
       and all other such terms as are provided in
       offerings of such nature including terms for
       issue of additional equity shares or variation
       of the conversion price of the securities during
       the duration of the securities in case of any
       offering of securities, including without limitation
       any GDRs/ADRs/FCCBs/FCEBs/ other securities
       convertible into equity shares, consent of
       the shareholders given to the board to issue
       and allot such number of equity shares as may
       be required to be issued and allotted upon
       conversion, redemption or cancellation of any
       such securities and such equity shares shall
       rank pari passu with the existing equity shares
       of the Company in all respects, except as may
       be provided otherwise under the terms of issue/offering
       and in the offer document and/or offer letter
       and/or offering circular and or listing particulars;
       to engage, appoint and to enter into execute
       all such agreements/Mo US/ Placement Agreements/Underwriting
       Agreements/Deposit Agreements/Trust Deeds/Subscription
       Agreement/Payment and Conversion Agency Agreement/any
       other agreements or documents with any consultants,
       Lead Managers, Co-lead Managers, Managers,
       Advisors, Underwriters, Guarantors, Depositories,
       Custodians, Registrars, agents for service
       of process, Authorized Representatives, Legal
       Advisors/Counsels, Trustees, Bankers, Merchant
       Bankers, and all such Advisors, Professionals,
       Intermediaries and agencies as may be required
       or concerned in such offerings of securities
       and to remunerate them by way of commission,
       brokerage, fees and such other expenses as
       it deems fit, Listing of Securities in one
       or more Indian/international stock exchanges,
       authorizing any Directors or any officers of
       the Company, severally, to sign for and on
       behalf of the Company offer documents, arrangements,
       applications, authority letters, or any related
       papers/documents, give any under takings, affidavits,
       certifications, declarations as he/she may
       in his/her absolute CONTD

       CONTD discretion deem fit including without               Non-Voting    No vote
       limitation the authority to amend or modify
       such documents; for the purpose of giving effect
       to the above resolutions, consent of the members
       of the Company be and is hereby accorded to
       the Board to do all such acts, deeds, matters
       and/or things, in its absolute discretion and
       including, but not limited to finalization
       and approval of the preliminary as well as
       final documents, determining the form, terms,
       manner of issue, the number of the securities
       to be allotted, issue price, face value, number
       of equity shares or other securities upon conversion
       or redemption or cancellation of the securities,
       premium or discount on issue/conversion/exchange
       of securities, if any, rate of interest, period
       of conversion or redemption, listing on one
       or more stock exchanges in India and/or abroad
       and any other terms of the securities and any
       agreement or document [including without limitation,
       any amendment or modification, after the issuance
       of the securities], the execution of various
       documents, creation of mortgage/charge in accordance
       with the provisions of the Companies Act and
       any other applicable laws or regulations in
       respect of any securities, either on a pari
       passu basis or otherwise, fixing of record
       date or book closure and related or incidental
       matters as the Board in its absolute discretion
       deems fit and to settle all questions, difficulties
       or doubts that may arise in relation to the
       issue, offer or allotment of the securities,
       accept any modifications in the proposal as
       may be required by the appropriate authorities
       in such issues in India and/ abroad and subject
       to applicable law, for the utilization of the
       issue proceeds as it may in its absolute discretion
       deem fit without being required to seek any
       further consent or approval of the Members
       shall be deemed to have given their approval
       thereto for all such acts, deeds, matters and/or
       things, expressly by the authority of this
       resolution; to take all actions and to do all
       such deeds, matters and things as it may, in
       its absolute discretion, deem necessary, desirable
       or expedient to the issue or allotment of aforesaid
       securities and listing thereof with the Stock
       Exchanges as appropriate and to resolve and
       settle all questions and difficulties that
       may arise in the proposed issue, offer and
       allotment of any of the securities, utilization
       of the issue proceeds and to do all such acts,
       deeds and things in connection therewith and
       incidental thereto as the Board in its absolute
       discretion deem fit, without being required
       to seek any further consent or approval of
       the Members or otherwise to the end and intent
       that they shall be deemed to have given their
       approval thereto expressly by the authority
       of this resolution; the Company and/or Agency
       or Body authorized by the Company may, subject
       to compliance with all applicable laws, rules,
       regulations, guidelines and approvals, issue
       certificates and/or depository receipts including
       global certificates representing the securities
       with such features and attributes as are prevalent
       in international and/or domestic capital markets
       for instruments of such nature and to provide
       for the tradability or transferability thereof
       as per the international and/or domestic practices
       and Regulations, and under the forms and practices
       prevalent in such international and/or domestic
       capital markets; the Company may enter into
       any agreement with any agency or body for the
       issue, upon conversion of the securities, of
       equity shares of the Company in registered
       or bearer form with such features and attributes
       as are prevalent in international capital markets
       for instruments of this nature and to provide
       for the tradability or free transferability
       thereof as per the international practices
       and/or domestic practices and regulations,
       and under the forms and practices prevalent
       in international and/or domestic capital markets;
       the securities may be redeemed and/or exchanged
       for the equity shares of the Company [or exchanged
       for equity shares of another Company as permitted
       under applicable law], subject to compliance
       with all applicable laws, rules and regulations,
       guidelines and approvals, in a manner as may
       be provided in the terms of their issue; in
       case of a qualified institutional placement
       pursuant to Chapter VIII of the ICDR Regulations,
       the allotments of eligible securities within
       the meaning of the Chapter VIII of the ICDR
       Regulations shall only be to Qualified Institutional
       Buyers [QIBs] within the meaning of the Chapter
       VIII of the ICDR Regulations, such securities
       shall be fully paid-up and the allotment of
       such securities shall be completed within 12
       months from the date of passing of this resolution,
       approving the proposed issue or such other
       time as may be allowed by ICDR Regulations
       from time to time and the Company shall apply
       to the National Securities Depository Limited
       and/or Central Depository Services [India]
       Limited for admission of the eligible securities
       to be allotted as per Chapter VIII of the ICDR
       Regulations; in the QIP to QIBs, in accordance
       with Regulation 86[1] of Chapter VIII Of SEBI
       ICDR Regulation, a minimum of 10% of the securities
       issued pursuant to said regulations shall be
       allotted to mutual funds and if no mutual fund
       is agreeable to take up the minimum portion
       or any part thereof, then such minimum portion
       or part thereof may be allotted to other QIBs;
       the relevant date for the purpose of pricing
       of the Securities by the way of QIP/GDRs/ADRs/FCEBs
       or by way of any other issues shall be the
       date as specified under the applicable law
       or regulation or it shall be the date of the
       meeting in which the Board decides to open
       the issue; the consent of the Company be and
       is hereby granted in terms of Section 293(1)(a)
       and other applicable provisions, if any, of
       the Companies Act, 1956 and subject to all
       necessary approvals, to the Board to secure,
       if necessary all or any of the above Securities
       to be issued by the creation of mortgage and/or
       change on all or any of the Company's immovable
       and/or movable assets, both present and future,
       in such form and manner and on such terms as
       may be deemed fir and appropriate by the Board;
       authorize the Board and other designated officers
       of the Company, to make all filings including
       as regards the requisite listing application/prospectus/offer document/registration statement, or any drafts
       thereof, or any amendments or supplements thereof,
       and of any other relevant documents with the
       Stock Exchanges [in India or Abroad], the RBI,
       the FIPB, the SEBI, the Registrar of Companies
       and such other authorities or institutions
       in India and/or abroad for this purpose and
       to do all such acts, deeds and things as may
       be necessary or incident to give effect to
       the resolutions and the Common Seal of the
       Company be affixed wherever necessary; such
       of these securities as are not subscribed may
       be disposed off by the Board in its discretion
       in such manner, as the Board may deem fit and
       as permissible by law; to severally delegate
       all or any of its powers conferred by this
       resolution on it, to any committee of Directors
       or the Managing Director or any executive Director
       or Directors or any other officer of the Company,
       in order to give effect to the above resolutions;
       all actions taken by the Board in connection
       with any matter referred to or contemplated
       in any of the foregoing resolutions are hereby
       approve, ratified and confirmed in all respects

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ADANI ENTERPRISES LTD.                                                                      Agenda Number:  702069231
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y00106131
    Meeting Type:  AGM
    Meeting Date:  31-Aug-2009
          Ticker:
            ISIN:  INE423A01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009, profit and loss account
       for the YE on that date, the reports of the
       Board of Directors and the Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Dr. A. C. Shah as a Director, who              Mgmt          For                            For
       retires by rotation

4.     Re-appoint Shri Vasant S. Adani as a Director,            Mgmt          For                            For
       who retires by rotation

5.     Appoint M/s. Dharmesh Parikh and Co., Chartered           Mgmt          For                            For
       Accountants, Ahmedabad, as the Auditors of
       the Company, to hold office from the conclusion
       of this meeting until the conclusion of the
       next AGM of the Company at such remuneration
       [including for certification] and reimbursement
       of out of pocket expenses for the purpose of
       audit as may be approved by the Audit Committee/Board
       of Directors of the Company

6.     Appoint Mr. Yoshihiro Miwa as a Director of               Mgmt          For                            For
       the Company, who is liable to retire by rotation

7.     Appoint Mr. Anil Ahuja as a Director of the               Mgmt          For                            For
       Company, who is liable to retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 ADANI ENTERPRISES LTD.                                                                      Agenda Number:  702088077
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y00106131
    Meeting Type:  OTH
    Meeting Date:  26-Sep-2009
          Ticker:
            ISIN:  INE423A01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 607975 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

S.1    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in furtherance to the resolutions passed earlier
       at the general meetings and by way of postal
       ballot processes pursuant to the provisions
       of Section 372A and other applicable provisions,
       if any, of the Companies Act, 1956 or any amendments
       or modifications thereof [including any ordinance
       or statutory modification, re-enactment thereof
       for the time being in force] and subject to
       consent and approvals of Reserve Bank of India
       [RBI], Public Financial Institution(s), Stock
       Exchange(s), Securities and Exchange Board
       of India [SEBI] or such authorities if required,
       and/or in accordance with guidelines and notifications
       issued by SEBI, Government, etc, from time
       to time and such other approvals/ permissions
       as may be necessary under any other statute
       for time being in force, the to give from time
       to time any Corporate guarantee[s] and / or
       provide any security, in connection with any
       loan[s] made by any other person[s] to, or
       to any other person[s] by Adani Power Ltd,
       to the extent of INR 600 Crores as the Board
       may think fit in excess of and in addition
       to the limits for which Members approval has
       been already obtained in the general meetings
       and / or by way of postal ballot process earlier
       and the limits specified in Section 372A of
       the Companies Act, 1956 whichever is higher;
       and for the purpose of giving effect to the
       above to take all such actions and to give
       all such directions as may be necessary or
       desirable and also to settle any questions
       or difficulty that may arise in this regard
       and further to do all such acts, deeds, matter
       sand things and to execute all such deeds,
       documents and writing as may be necessary,
       desirable or expedient in connection therewith

S.2    Ratify, pursuant to the Section 372A and other            Mgmt          For                            For
       applicable provisions, if any, of the Companies
       Act 1956 or any amendments or modifications
       there of [ including any ordinance or statutory
       modifications, re -enactment thereof for the
       time being in force], the security provided
       by the Company by way of pledge of 14,18,67,800
       equity shares of INR 10 each of Adani Power
       Ltd [ the borrower] a subsidiary Company in
       favour of the IDBI Trusteeship services Ltd,
       the phase III security trustee [ acting for
       the benefit of the phase III lenders] in accordance
       with the approval of the Board of Directors
       for securing the phase III facility, interest
       there on and all monies payable by the Borrower
       under the financing documents in relation to
       the phase III project, and authorize the Board,
       for the purpose of giving effect to the above,
       to take all such actions and to give all such
       directions as may be necessary or desirable
       and also to settle any questions or difficulty
       that may arise in this regard and further to
       do all such acts, deeds, matters and things
       and to execute all such deeds, documents and
       writings as may be necessary, desirable or
       expedient in connection therewith

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTIONS
       1 AND 2.THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF VOTING OPTION COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ADCOCK INGRAM HOLDINGS LIMITED                                                              Agenda Number:  702182368
--------------------------------------------------------------------------------------------------------------------------
        Security:  S00358101
    Meeting Type:  AGM
    Meeting Date:  03-Feb-2010
          Ticker:
            ISIN:  ZAE000123436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual financial statements         Mgmt          For                            For

2.1    Re-elect E.K. Diack as a Director                         Mgmt          For                            For

2.2    Re-elect T. Lesoli as a Director                          Mgmt          For                            For

2.3    Re-elect K.D.K. Mokhele as a Director                     Mgmt          For                            For

3.     Re-appoint Ernst and Young Inc as the Auditors            Mgmt          For                            For

4.     Approve to place 5% of the issued ordinary share          Mgmt          For                            For
       capital under the control of the Directors

O.5    Authorize the Directors to undertake a general            Mgmt          For                            For
       issue of shares for cash

5.s.1  Approve to sanction the proposed remuneration             Mgmt          For                            For
       payable to the Non-Executive Directors

5.s.2  Authorize the Directors to undertake a general            Mgmt          For                            For
       repurchase of the Company shares

6.     Authorize any 1 Director to sign all such documents       Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN THE NUMBERING. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ADCOCK INGRAM HOLDINGS LIMITED                                                              Agenda Number:  702300839
--------------------------------------------------------------------------------------------------------------------------
        Security:  S00358101
    Meeting Type:  OGM
    Meeting Date:  09-Apr-2010
          Ticker:
            ISIN:  ZAE000123436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend, in terms of Section 75(1)(a) of the Companies      Mgmt          Against                        Against
       Act, 61 of 1973, as amended, and Article 8.1
       of the Articles of Association of the Company,
       and with effect from the date of registration
       of this special resolution, the authorized
       share capital of the Company by the creation
       of 19,458,196 automatically convertible A ordinary
       shares with a par value of ZAR 0.10 each, having
       the rights and privileges and being subject
       to the terms and conditions referred to in
       special resolution 2; and 6,486,065 automatically
       convertible B ordinary shares with a par value
       of ZAR 0.10 each, having the rights and privileges
       and being subject to the terms and conditions
       referred to in special resolution 2

S.2    Amend the Articles of Association of the Company,         Mgmt          Against                        Against
       subject to the adoption of Resolution 1, in
       terms of Section 62 of the Companies Act, 61
       of 1973, as amended, and with effect from the
       date of registration of this Special Resolution,
       by the insertion of the new Articles 42, 43
       and 44, as specified

S.3    Authorize the Directors, in terms of Article              Mgmt          Against                        Against
       36 of the Articles of Association of the Company,
       but subject to: a) the adoption of special
       resolution 1 and 2 and ordinary resolution
       1 and 2 and the issue of the A ordinary shares
       and the B ordinary shares to BEE-Co and ESOP
       respectively, in terms of the A ordinary shares
       subscription agreement and the B ordinary shares
       subscription agreement; b) by way of resolution
       at the relevant time that there are no reasonable
       grounds to believe that the circumstances contemplated
       in Section 85(4) of the Companies Act, 61 of
       1973, as amended [Companies Act] exist [if
       the Companies Act is in force at the relevant
       time]; or c) that the Company will satisfy
       the solvency and liquidity test [set out in
       Section 4 of the Companies Act, 71 of 2008
       [new Companies Act] immediately after the relevant
       A ordinary shares and A acquired ordinary shares,
       if applicable or B ordinary shares and B acquired
       ordinary shares, if applicable, are repurchased
       [if the new Companies Act is in force at the
       relevant time]; and d) if the Company's ordinary
       shares are listed on the JSE at the relevant
       time, the Directors of the Company complying
       with the applicable Rules of the JSE Listings
       Requirements at the relevant time; and/ or
       e) any other statutory or regulatory requirement
       that may be applicable at the relevant time
       being complied with, the Company, by way of
       a specific approval contemplated in Section
       85 (2) of the Companies Act and Rule 5.69 of
       the JSE Listings Requirements, to: acquire
       A ordinary shares and A acquired ordinary shares
       from BEE-Co [and its permitted successor(s)-in-title]
       in terms of the relationship agreement and
       the A ordinary shares subscription agreement;
       acquire B ordinary shares and B acquired ordinary
       shares from ESOP in terms of the B ordinary
       shares subscription agreement; without derogating
       from the generality of this special resolution,
       acquire from: BEE-Co [or its permitted successor(s)-in-title, as the case may be], in the event that BEE-Co
       [or such permitted successor(s)-in-title] offers
       to sell A ordinary shares and/or A acquired,
       ordinary shares in accordance with the provisions
       of Clause 7 of the relationship agreement,
       the shares so offered for sale at the purchase
       price offered to BEE-Co (or such permitted
       successor(s)in-title) by any bona fide third
       party purchaser who would, if approved by the
       Company: as contemplated in the relationship
       agreement, be an eligible purchaser as defined
       in the relationship agreement, and if there
       is at that time no such bona fide third party
       purchaser at a purchase price equal to the
       fair market value of the shares offered for
       sale, as defined in the relationship agreement,
       and on the other applicable terms and conditions
       of the relationship agreement; BEE-Co (or its
       permitted successor(s)-in-title, as the case
       may be), in the event that BEE-Co (or such
       permitted successor(s)-in-title) is subject
       to a, trigger event referred to in clause 12
       of the relationship agreement, all its A ordinary
       shares and all its A acquired ordinary shares
       for a purchase price equal to the fair market
       value thereof, or 50% of the fair market value
       thereof, as the case may be, as determined
       in accordance with the provisions of clause
       12 of the relationship agreement, and on the
       other applicable terms and conditions of the,
       relationship agreement; BEE-Co [and/or its
       permitted successor(s)-in-title, as the case
       may be] with effect from the A call option
       exercise date, the A repurchase shares, for
       a purchase price equal to the aggregate par
       value of the A repurchase shares and on the
       other applicable terms and conditions of the
       A ordinary shares subscription agreement; ESOP
       (and/or its permitted successor(s)-in-title,
       as the case may be] with effect from the B
       call option exercise date, the B repurchase
       shares, for a purchase price equal to the aggregate
       par value of the B repurchase shares and on
       the other applicable terms and conditions of
       the B ordinary shares subscription agreement

O.1    Approve, subject to the adoption of Special               Mgmt          Against                        Against
       Resolution 1, 2 and 3, to place all authorized
       but unissued A ordinary shares under the control
       of the Board of Directors of the Company to
       be dealt with by the Board of Directors of
       the Company in accordance with the provisions
       of the relationship agreement and the A ordinary
       shares subscription agreement [as specified
       in Special Resolution 3] and authorize the
       Directors to issue the A ordinary shares to
       BEE-Co for cash at an aggregate subscription
       price of ZAR 93,750,000 and in accordance with
       the other applicable terms of the A ordinary
       shares subscription agreement

O.2    Approve, subject to the adoption of Special               Mgmt          Against                        Against
       Resolutions 1, 2 and 3, to place all authorized
       but unissued B ordinary shares are under the
       control of the Board of Directors of the Company
       to be dealt with by the Board of Directors
       of the Company in accordance with the provisions
       of the B ordinary shares subscription agreement
       [as specified in Special Resolution 3] and
       authorize the Directors to issue the B ordinary
       shares for cash to ESOP at an aggregate subscription
       price equal to their par value out of the proceeds
       of a grant made by the Company to ESOP and
       in accordance with the other applicable terms
       of the B ordinary shares subscription agreement

O.3    Authorize any Director of the Company, subject            Mgmt          Against                        Against
       to the adoption of Special Resolutions 1, 2,
       and 3, and Ordinary Resolutions 1, 2, the Group
       Company Secretary or failing her, to take all
       such steps and sign all such documents on behalf
       of the Company as may reasonably be required
       to give effect to the Special Resolutions and
       the Ordinary Resolutions as specified




--------------------------------------------------------------------------------------------------------------------------
 ADCORP HOLDINGS LTD                                                                         Agenda Number:  702061970
--------------------------------------------------------------------------------------------------------------------------
        Security:  S0038H108
    Meeting Type:  AGM
    Meeting Date:  26-Aug-2009
          Ticker:
            ISIN:  ZAE000000139
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Receive, approve and adopt the audited annual             Mgmt          For                            For
       financial statements for the period ended 28
       FEB 2009

O.2    Elect Amanda Alback as a Director of the Company          Mgmt          For                            For

O.3    Re-elect Frederik Van Zyl Slabbert as a Director          Mgmt          For                            For
       of the Company

O.4    Approve to place 1,500,000 shares in the authorized       Mgmt          For                            For
       but unissued share capital of the Company under
       the control of the Directors of the Company
       as a specific authority in terms of Section
       221(2) of the Act, these shares are specifically
       for the issue of shares in order to meet Adcorp's
       commitment in terms of the Adcorp Employee
       Share Trust

O.5    Approve to place 10% of the ordinary shares               Mgmt          For                            For
       in the authorized but unissued share capital
       of the Company under the control of the Directors
       of the Company as a specific authority in terms
       of Section 221(2) of the Companies Act, 61
       of 1973, as amended [the Act]

O.6    Re-appoint Deloitte & Touche as the Auditors              Mgmt          For                            For
       of the Group with David Uys as lead partner
       until the next AGM

O.7    Transact such other business                              Mgmt          Against                        Against

S.1    Authorize the Directors of the Company by way             Mgmt          For                            For
       of a general authority to facilitate the repurchase
       by the Company, or any of its subsidiaries,
       of shares in the capital of the Company, as
       they in their discretion, from time to time,
       deem fit; the repurchase will be in accordance
       with the provisions of the Act, the JSE Listings
       Requirements and the Articles of Association
       of Adcorp, from time to time, which are: the
       repurchase of securities being affected through
       the order book operated by the JSE trading
       system and done without any prior understanding
       or arrangement between the Company and the
       counterparty; an announcement will be published
       as soon as the Company has acquired ordinary
       shares constituting, on a cumulative basis
       3% or every 3% thereafter, of the number of
       ordinary shares in issue prior to the acquisition
       pursuant to which the aforesaid, 3% threshold
       is reached, containing full details of such
       shares; any general repurchase shall not in
       the aggregate in any 1 FY exceed 20% of the
       Company's ordinary issued share capital; in
       determining the price at which ordinary shares
       issued by the Company will be acquired by the
       Company and/or its subsidiaries in terms of
       this general authority, the maximum premium
       at which such ordinary shares may be acquired
       will be no more than 10% above the weighted
       average of the market value at which such ordinary
       shares are traded on the JSE, as determined
       over the five trading days immediately preceding
       the date of repurchase of such ordinary shares
       by the Company and/or its subsidiaries; and
       the sponsor of the Company provides a letter
       to the JSF, on the adequacy of working capital
       in terms of Section 2.12 of the JSE Listing
       Requirements, before the share repurchase commences;
       [Authority expires the earlier of the conclusion
       of the Company's next AGM or 15 months]




--------------------------------------------------------------------------------------------------------------------------
 ADCORP HOLDINGS LTD                                                                         Agenda Number:  702226184
--------------------------------------------------------------------------------------------------------------------------
        Security:  S0038H108
    Meeting Type:  OGM
    Meeting Date:  18-Feb-2010
          Ticker:
            ISIN:  ZAE000000139
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors with the general authority        Mgmt          For                            For
       to issue shares for cash

2.     Authorize the Directors to do all such things             Mgmt          For                            For
       necessary to give effect to     Ordinary Resolution
       1




--------------------------------------------------------------------------------------------------------------------------
 ADITYA BIRLA NUVO LTD                                                                       Agenda Number:  702024631
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0014E106
    Meeting Type:  AGM
    Meeting Date:  10-Jul-2009
          Ticker:
            ISIN:  INE069A01017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009 and profit and loss account
       for the YE 31 MAR 2009 the reports of the Directors
       and the Auditors of the Company

2.     Declare a dividend on equity shares for the               Mgmt          For                            For
       YE 31 MAR 2009

3.     Re-appoint Mr. Kumar Mangalam Birla as a Director,        Mgmt          For                            For
       who retires from office by rotation

4.     Re-appoint Mr. B.R. Gupta as a Director, who              Mgmt          For                            For
       retires from office by rotation

5.     Re-appoint Mr. B.L. Shah as a Director, who               Mgmt          For                            For
       retires from office by rotation

6.     Re-appoint, in conformity with the provisions             Mgmt          For                            For
       of Section 224 and other applicable provisions,
       if any, of the Companies Act, 1956, M/s. Khimji
       Kunverji & Co., Chartered Accountants, Mumbai
       and M/s. S.R. Batliboi & Co, Chartered Accountants,
       Mumbai, as the Joint Statutory Auditors of
       the Company, who retires, to hold office as
       such from the conclusion of this AGM up to
       the conclusion of the next AGM of the Company
       and approve fix their remuneration to each
       of them, as may be decided by the Board/Audit
       Committee of the Board, plus reimbursement
       of out of pocket expenses as may be incurred
       in the performance of their duties [excluding
       service tax, if any]

7.1    Re-appoint, pursuant to the provisions of Section         Mgmt          For                            For
       228 and other applicable provisions, if any,
       of the Companies Act, 1956, M/s. Khimji Kunverji
       & Co., Chartered Accountants, Mumbai, as the
       Branch Auditors of the Company, to audit the
       accounts in respect of the Company's Hi-Tech
       Carbon Division, Renukoot, Hi-Tech Carbon Division,
       Gummidipoondi and Financial Services Division,
       Mumbai, until the conclusion of the next AGM
       of the Company at such remuneration for each
       of the aforesaid 3 divisions as may be decided
       by the Board/Audit Committee of the Board plus
       reimbursement of out of pocket expenses as
       may be incurred, in the performance of their
       duties [excluding Service Tax, if any]

7.2    Re-appoint, pursuant to the provisions of Section         Mgmt          For                            For
       228 and other applicable provisions, if any
       of the Companies Act 1956, M/s. Khimji Kunverji
       & Co., Chartered Accountants, Mumbai and M/s.
       K.S. Aiyar & Company, Chartered Accountants,
       Mumbai, as the Joint Branch Auditors of the
       Company, to audit the accounts in respect of
       the Company's Indian Rayon Division at Veraval,
       until the conclusion of the next AGM, of the
       Company at such remuneration to each of them
       as may be decided by the Board/Audit Committee
       of the Board plus reimbursement of out of pocket
       expenses as may be incurred, in the performance
       of their duties [excluding Service Tax, if
       any]

7.3    Re-appoint, pursuant to the provisions of Section         Mgmt          For                            For
       228 and other applicable provisions, if any,
       of the Companies Act, 1956, M/s. S.R. Batliboi
       & Co., Chartered Accountants, Kolkata as the
       Branch Auditors of the Company, to audit the
       accounts in respect of the Company's Jaya shree
       Taxtiles Division, Rishra, Aditya Birla Insulator
       Division at Rishra and Halol and Indo Gulf
       Fertilizers, Jagdishpur, until the conclusion
       of the next AGM of the Company at such remuneration
       for each of the aforesaid Divisions as may
       be decided by the Board/Audit Committee of
       the Board plus reimbursement of out of pocket
       expenses as may be incurred, in the performance
       of their duties [excluding Service Tax, if
       any]

7.4    Re-appoint, pursuant to the provisions of Section         Mgmt          For                            For
       228 and other applicable provisions, if any,
       of the Companies Act, 1956, M/s. Deloitte,
       Haskins & Sells, Chartered Accountants, Bangalore,
       as the Branch Auditors of the Company, to audit
       the accounts in respect of the Company's Madura
       Garments Division, Bangalore, until the conclusion
       of the next AGM of the Company at such remuneration
       as may be decided by the Board/Audit Committee
       of the Board plus reimbursement of out of pocket
       expenses as may be incurred, in the performance
       of their duties [excluding Service Tax, if
       any]

8.     Elect Mr. Arun Maira as a Director of the Company,        Mgmt          For                            For
       pursuant to Article 99A of the Company's Articles
       of Association and in conformity with provisions
       of Section 260 of the Companies Act, 1956

S.9    Elect, pursuant to Article 99A of the Company's           Mgmt          For                            For
       Articles of Association and in conformity with
       provisions of Section 260 of the Companies
       Act, 1956; pursuant to the provisions of Sections
       198, 269, 309 and 314 read with Schedule XIII
       and other applicable provisions, if any, of
       the Companies Act, 1956, as amended from time
       to time, the relevant provisions of Articles
       of Association of the Company and all applicable
       guidelines issued by the Central Government
       from time to time and subject to such approvals,
       as may be necessary, Mr. Pranab Barua as a
       Whole-time Director of the Company, for the
       period and upon the following terms and conditions,
       including remuneration with further liberty
       to the Board [which term shall be deemed to
       include any Committee constituted/to be constituted
       by the Board] from time to time to alter the
       said terms and conditions of appointment and
       remuneration of Mr. Pranab Barua and as may
       be permissible at law: as specified

S.10   Appoint, subject to the provisions of Sections            Mgmt          For                            For
       198, 269 and 309 read with Schedule XIII and
       other applicable provisions, if any of the
       Companies Act, 1956, as amended from time to
       time, applicable guidelines for managerial
       remuneration issued by the Central Government
       from time to time, and further subject to such
       approvals, of Dr. Rakesh Jain as a Managing
       Director of the Company for the period and
       upon the following terms and conditions including
       remuneration with further liberty to the Board
       [which term shall include any committee constituted
       or to be constituted by the Board] from time
       to time to alter the said terms and conditions,
       in such manner as may be agreed to between
       the Board and Dr. Rakesh Jain and as may be
       permissible at Law as specified




--------------------------------------------------------------------------------------------------------------------------
 ADITYA BIRLA NUVO LTD                                                                       Agenda Number:  702166477
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0014E106
    Meeting Type:  CRT
    Meeting Date:  19-Dec-2009
          Ticker:
            ISIN:  INE069A01017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       1. THANK YOU.

1.     Approve, with or without modification(s), the             Mgmt          For                            For
       arrangement embodied in the Composite Scheme
       of Arrangement between Aditya Birla Nuvo Limited
       and Madura Garments Exports Limited and MG
       Lifestyle Clothing Company Private Limited
       and Peter England Fashions and Retail Limited
       and their respective shareholders and creditors




--------------------------------------------------------------------------------------------------------------------------
 ADRIS GRUPA D.D., ROVINJ                                                                    Agenda Number:  702425946
--------------------------------------------------------------------------------------------------------------------------
        Security:  X9269R101
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2010
          Ticker:
            ISIN:  HRADRSPA0009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Opening of the assembly and checking the attendance       Mgmt          For                            For
       list

2      Receive the Management Board report about the             Mgmt          For                            For
       Company and affiliated          Companies for
       the year 2009

3      Approve the Supervisory Board report for the              Mgmt          For                            For
       year 2009

4      Approve the annual financial statements for               Mgmt          For                            For
       the year 2009

5      Approve the consolidated financial statements             Mgmt          For                            For
       for the year 2009

6      Approve the allocation of profits for the year            Mgmt          For                            For
       2009

7      Approve the decision on dividend payment; proposed        Mgmt          For                            For
       dividend per share amounts HRK 7,00

8.a    Approve the Members of the Management Board               Mgmt          For                            For

8.b    Approve the Members of the Supervisory Board              Mgmt          For                            For

9      Approve the information on Business Plan for              Mgmt          For                            For
       the year 2010

10     Approve the decision on appointment of Company's          Mgmt          For                            For
       Auditor for 2010




--------------------------------------------------------------------------------------------------------------------------
 ADVANCED INFO SERVICE PUBLIC CO LTD                                                         Agenda Number:  702308900
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0014U183
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2010
          Ticker:
            ISIN:  TH0268010Z11
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 658231 DUE TO RECEIPT OF DIRECTOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approve the matters to be informed                        Mgmt          For                            For

2      Approve to certify the minutes of the 2009 AGM            Mgmt          For                            For
       of shareholders held on 08 APR 2009

3      Approve to certify the results of operation               Mgmt          For                            For
       for 2009

4      Approve the balance sheet, statement of income            Mgmt          For                            For
       and statement of cash flow for FYE 31 DEC 2009

5      Approve the payment of a dividend for the FY              Mgmt          For                            For
       2009 and a special dividend

6.1    Re-appoint Mr. Surasak Vajasit as the Director            Mgmt          For                            For

6.2    Re-appoint Mr. Suphadej Poonpipat as the Director         Mgmt          For                            For

6.3    Re-appoint Mr. Yeo Eng Choon as the Director              Mgmt          For                            For

7      Approve the Directors' remuneration for 2010              Mgmt          For                            For

8      Appointment of the Auditors of the Company,               Mgmt          For                            For
       and approve to determine their remuneration

9      Approve the allotment of the additional ordinary          Mgmt          For                            For
       shares reserved for exercising the right in
       pursuance of the ESOP warrants to comform to
       the terms and conditions of the prospectus

10     Other matters if any                                      Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ADVANCED SEMICONDUCTOR ENGINEERING, INC.                                                    Agenda Number:  933280795
--------------------------------------------------------------------------------------------------------------------------
        Security:  00756M404
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2010
          Ticker:  ASX
            ISIN:  US00756M4042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

B1     TO RECOGNIZE 2009 BUSINESS AND FINANCIAL REPORTS          Mgmt          For                            For

B2     TO RECOGNIZE THE PROPOSAL FOR DISTRIBUTION OF             Mgmt          For                            For
       2009 PROFITS

C1     TO DISCUSS NEW SHARES ISSUANCE FOR STOCK DIVIDENDS        Mgmt          For                            For
       FROM RETAINED EARNINGS AND CAPITAL RESERVE
       INCREASE

C2     TO DISCUSS AUTHORIZING BOD TO PURSUE PUBLIC               Mgmt          For                            For
       DR OFFERINGS, LOCAL RIGHTS ISSUES, DOMESTIC
       CBS OR FOREIGN CBS AT PROPER TIMING

C3     TO DISCUSS THE AMENDMENTS TO THE PROCEDURES               Mgmt          For                            For
       FOR FUND LENDING

C4     TO DISCUSS THE AMENDMENTS TO THE PROCEDURES               Mgmt          For                            For
       OF ENDORSEMENT GUARANTEE

C5     TO DISCUSS THE AMENDMENTS TO THE ARTICLES OF              Mgmt          For                            For
       INCORPORATION




--------------------------------------------------------------------------------------------------------------------------
 ADVANCED SEMICONDUCTOR ENGR INC                                                             Agenda Number:  702435769
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y00153109
    Meeting Type:  AGM
    Meeting Date:  14-Jun-2010
          Ticker:
            ISIN:  TW0002311008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of endorsement, guarantee and monetary         Non-Voting    No vote
       loans

A.4    The indirect investment in people's republic              Non-Voting    No vote
       of china

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 0.36 per    share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings and capital         reserves; proposed
       stock dividend: 84 for 1,000 shares held, proposed
       bonus   issue: 16 for 1,000 shares held

B.4    Authorize the Directors to launch the rights              Mgmt          Against                        Against
       issue, or issue overseas         convertible
       bonds, or the global depositary at appropriate
       time

B.5    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.6    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.7    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.8    Other issues and extraordinary motions                    Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ADVANTECH CO LTD                                                                            Agenda Number:  702325653
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0017P108
    Meeting Type:  AGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  TW0002395001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 663909 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    To report the 2009 business operations                    Non-Voting    No vote

A.2    To report the 2009 audited reports                        Non-Voting    No vote

A.3    To report the status of endorsement and guarantee         Non-Voting    No vote

A.4    To report the proposal of merger with Advantech           Non-Voting    No vote
       Business Management Company Ltd [unlisted]

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 4 per share

B.3    Approve to revise the rules of shareholder meeting        Mgmt          For                            For

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve to revise the procedures of trading               Mgmt          For                            For
       derivatives

B.6    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans, endorsement and guarantee

B.7    Approve to release the prohibition on the Directors       Mgmt          For                            For
       from participation in competitive business

B.8    Extraordinary motions                                     Mgmt          For                            Against




--------------------------------------------------------------------------------------------------------------------------
 AECI LTD                                                                                    Agenda Number:  702070208
--------------------------------------------------------------------------------------------------------------------------
        Security:  S00660118
    Meeting Type:  OGM
    Meeting Date:  01-Sep-2009
          Ticker:
            ISIN:  ZAE000000220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Grant authority to place the unissued shares              Mgmt          For                            For
       under the Directors control




--------------------------------------------------------------------------------------------------------------------------
 AECI LTD                                                                                    Agenda Number:  702385786
--------------------------------------------------------------------------------------------------------------------------
        Security:  S00660118
    Meeting Type:  AGM
    Meeting Date:  24-May-2010
          Ticker:
            ISIN:  ZAE000000220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the annual financial statements for               Mgmt          For                            For
       the Company and the group for the YE 31 DEC
       2009, including the Directors' report and the
       Auditors' report      therein

2      Re-appoint KPMG Inc. as the Independent Auditors          Mgmt          For                            For
       of the Company and           appointment of
       Mr. N van Niekerk, being a Member of KPMG Inc.
       as the          Individual Designated Auditor
       who will undertake the audit of the Company
       for the ensuing year

3.1    Re-elect Ms. S. Fuphe as a Director of the Company,       Mgmt          For                            For
       who retires by rotation   in terms of the provisions
       of the Articles of Association of the Company

3.2    Re-elect Mr. M.J. Leeming as a Director of the            Mgmt          For                            For
       Company, who retires by        rotation in
       terms of the provisions of the Articles of
       Association of the     Company

3.3    Re-elect Mr. F. Titi as a Director of the Company,        Mgmt          For                            For
       who retires by rotation in terms of the provisions
       of the Articles of Association of the Company

4.1    Approve to increase the annual fees payable               Mgmt          For                            For
       to the Chairman of the Board from ZAR 670,000
       TO ZAR 723,600, by 8% from 01 JAN 2010, in
       line with the increase awarded to the Chief
       Executive of the Company, a benchmark survey
       on market   median-related remuneration undertaken
       by Deloitte Human Capital in 2009

4.2    Approve to increase the annual fees payable               Mgmt          For                            For
       to Audit Committee Chairman's fee from ZAR
       148,000 to ZAR 159,840, by 8% from 01 JAN 2010,
       in line with the     increase awarded to the
       Chief Executive of the Company, a benchmark
       survey on market median-related remuneration
       undertaken by Deloitte Human Capital in
       2009

4.3    Approve to increase the annual fees payable               Mgmt          For                            For
       to Audit Committee Member's fee   from ZAR
       70,000 to ZAR 75,600, by 8% from 01 JAN 2010,
       in line with the       increase awarded to
       the Chief Executive of the Company, a benchmark
       survey on market median-related remuneration
       undertaken by Deloitte Human Capital in
       2009

4.4    Approve to increase the annual fees payable               Mgmt          For                            For
       to the Non-Executive Directors    from ZAR
       165,000 to ZAR 178,200, by 8% from 01 JAN 2010,
       in line with the     increase awarded to the
       Chief Executive of the Company, a benchmark
       survey on market median-related remuneration
       undertaken by Deloitte Human Capital in
       2009

4.5    Approve to increase the annual fees payable               Mgmt          For                            For
       to Chairman of Other Board        Committees
       from ZAR 90,000  in addition  to ZAR 97,200
       in addition  from 01  JAN 2010, in line with
       the increase awarded to the Chief Executive
       of the     Company, a benchmark survey on market
       median-related remuneration undertaken  by
       Deloitte Human Capital in 2009

4.6    Approve to increase the annual fees payable               Mgmt          For                            For
       to Members of other Board         Committees
       from ZAR 45,000  in addition  to ZAR 48,600
       in addition  by 8%    from 01 JAN 2010, in
       line with the increase awarded to the Chief
       Executive of the Company, a benchmark survey
       on market median-related remuneration
       undertaken by Deloitte Human Capital in
       2009

4.7    Approve to increase the annual fees payable               Mgmt          For                            For
       to Chairman of the financial      review committees
       of AEL Mining Services, Chemical Services and
       Heartland     from ZAR 45,000  in addition
       to ZAR 48,600  in addition  by 8% from 01
       JAN   2010, in line with the increase awarded
       to the Chief Executive of the         Company,
       a benchmark survey on market median-related
       remuneration undertaken  by Deloitte Human
       Capital in 2009

4.8    Approve to increase the remuneration for ad               Mgmt          For                            For
       hoc services provided at an       hourly fee
       of ZAR 2,500, in line with the increase awarded
       to the Chief       Executive of the Company,
       a benchmark survey on market median-related
       remuneration undertaken by Deloitte
       Human Capital in 2009

5      Approve to place the authorized but unissued              Mgmt          Against                        Against
       shares in the capital of Company under the
       control of the Directors of the Company to
       allot and issue, subject to the Company s Memorandum
       and Articles of Association, Section 221 of
       the   Companies Act, No.61 of 1973, as amended
       (the Companies Act), and the         Listings
       Requirements of the JSE Limited (JSE), to such
       person(s) and upon    such terms and conditions
       as the direct may determine for the specific
       purpose of future capitalization awards
       to be undertaken by the Company,      provided
       that: the Directors of the Company are not
       authorized to issue more  shares such number
       of shares as will be required to fulfill the
       terms of such capitalization award; and  Authority
       expire at the next AGM of the Company

6.S.1  Authorize that the Company be granted a general           Mgmt          Against                        Against
       authority authorizing the     acquisition by
       the Company and/ or its subsidiaries of shares
       issued by the   Company, on such terms and
       conditions and in such amounts as the Directors
       of the Directors of the Company may from time
       to time deem fit, and in terms of  Sections
       85 to 89 of the Companies Act, the Company
       s Articles of Association and the JSE Listings
       Requirements provided that: the number of ordinary
       shares acquired in the aggregate in any
       1 financial year shall not exceed 5%  of the
       Company s issued ordinary share capital from
       the date of passing of    this resolution;
       this general authority hall lapse on the earlier
       of the date of the next AGM of the Company
       or the date 15 months from the date CONTD.

CONT   CONTD. of passing of this special resolution;             Non-Voting    No vote
       repurchases may not be made at  a price greater
       than 10% above the weighted average of the
       market value of    the ordinary shares for
       the 5 business days immediately preceding the
       date on which the transaction is effected;
       the repurchase of securities will be
       effected through the order book operated by
       the JSE trading system and done   without any
       prior understanding or arrangement between
       the Company and the    counter party; at any
       point in time, a Company may only appoint one
       agent to  effect any repurchases on the Company
       s behalf; the Company or its            subsidiaries
       may not repurchase securities during a prohibited
       period as      defined in the JSE Listings
       Requirements unless they have in place a
       repurchase programme where the dates
       and quantities of securities to be       traded
       CONTD.

CONT   CONTD. during the relevant period are fixed               Non-Voting    No vote
       (not subject to any variation)    and full
       details of the programme have been disclosed
       in an announcement on   the Securities Exchange
       News Service (SENS) prior to the commencement
       of the  prohibited period; when the Company
       has cumulatively repurchased 3% of the    initial
       number of the relevant class of securities,
       and for each 3% in        aggregate of the
       initial number of that class acquired thereafter,
       an         announcement will be made on SENS;
       and the Company may not enter the market
       to proceed with the repurchase of its ordinary
       shares until the Company s     sponsor has
       confirmed the adequacy of the Company s working
       capital for the   purpose of undertaking a
       repurchase of securities in writing to the
       JSE




--------------------------------------------------------------------------------------------------------------------------
 AEROFLOT RUSSIAN AIRLINES JSC, MOSCOW                                                       Agenda Number:  702143986
--------------------------------------------------------------------------------------------------------------------------
        Security:  X00096101
    Meeting Type:  EGM
    Meeting Date:  14-Dec-2009
          Ticker:
            ISIN:  RU0009062285
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the changes to the Company's Charter              Mgmt          For                            For
       concerned with the change of the Company's
       location

2.     Approve to revise the enclosure N1 to the Company's       Mgmt          For                            For
       Charter containing date about the branches
       and representatives of the Company

3.     Approve the transaction with an interested party          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AEROFLOT RUSSIAN INTL AIRLS                                                                 Agenda Number:  702463073
--------------------------------------------------------------------------------------------------------------------------
        Security:  X00096101
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2010
          Ticker:
            ISIN:  RU0009062285
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 668556 DUE TO RECEIPT OF DIRECTOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the order of the meeting                          Mgmt          For                            For

2.     Approve the annual report                                 Mgmt          For                            For

3.     Approve the balance sheet, profit and loss statement      Mgmt          For                            For

4.     Approve the profit and loss distribution                  Mgmt          For                            For

5.     Approve the dividend payment at RUB 0.3497 per            Mgmt          For                            For
       ordinary share for the year 2009

6.1    Election of Aleksashenko S. to the Board of               Mgmt          For                            For
       Directors

6.2    Election of Androsov K. to the Board of Directors         Mgmt          For                            For

6.3    Election of Antonov V. to the Board of Directors          Mgmt          For                            For

6.4    Election of Dmitriev V. to the Board of Directors         Mgmt          For                            For

6.5    Election of Dushatin L. to the Board of Directors         Mgmt          For                            For

6.6    Election of Kalmikov A. to the Board of Directors         Mgmt          For                            For

6.7    Election of Lebedev A. to the Board of Directors          Mgmt          For                            For

6.8    Election of Levin K. to the Board of Directors            Mgmt          For                            For

6.9    Election of Levitin I. to the Board of Directors          Mgmt          For                            For

6.10   Election of Nikitin G. to the Board of Directors          Mgmt          For                            For

6.11   Election of Savelev V. to the Board of Directors          Mgmt          For                            For

6.12   Election of Stolyarov A. to the Board of Directors        Mgmt          For                            For

6.13   Election of Tarasov A. to the Board of Directors          Mgmt          For                            For

6.14   Election of Teplukhin P. to the Board of Directors        Mgmt          For                            For

7.1    Election of Galimov N. to the Audit Commission            Mgmt          For                            For

7.2    Election of Galkin D. to the Audit Commission             Mgmt          For                            For

7.3    Election of Golosov M. to the Audit Commission            Mgmt          For                            For

7.4    Election of Mikheeva E. to the Audit Commission           Mgmt          For                            For

7.5    Election of Cigankov S. to the Audit Commission           Mgmt          For                            For

8.     Approve an external Auditor                               Mgmt          For                            For

9.     Approve the remuneration to the Board of Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AES GENER SA                                                                                Agenda Number:  702350377
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0607J140
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  CLP469751018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the financial statements and of the               Mgmt          For                            For
       annual report for the FYE on 31   DEC 2009,
       including the report from the outside Auditors

2      Approve the distribution of profit and payment            Mgmt          For                            For
       of dividends, and especially,  the payment
       of the following dividends; a minimum, mandatory
       dividend of CLP  0.008709 per share, and two
       additional, definitive dividends of CLP 0.005558
       per share each

3      Approve the remuneration of the members of the            Mgmt          For                            For
       Executive Committee, approval  of the budget
       of the Committee and its advisors for 2010
       and information of   the expenses and the activities
       done by said Committee during 2009

4      Approve the designation of outside Auditors               Mgmt          For                            For
       for the FY 2010

5      Approve the Dividend Policy                               Mgmt          For                            For

6      Approve the information regarding the transactions        Mgmt          For                            For
       referred to in Article 44  of law number 18,046
       the Corporations Law

7      Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 AES TIETE S A                                                                               Agenda Number:  702122069
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4991B119
    Meeting Type:  EGM
    Meeting Date:  30-Oct-2009
          Ticker:
            ISIN:  BRGETIACNOR7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

1.     Elect Pedro De Freitas Almeida Bueno Vieira               Mgmt          For                            For
       as a Member to the Board of Directors

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AES TIETE S A                                                                               Agenda Number:  702126889
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4991B101
    Meeting Type:  EGM
    Meeting Date:  30-Oct-2009
          Ticker:
            ISIN:  BRGETIACNPR4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     To elect Pedro De Freitas Almeida Bueno Vieira            Non-Voting    No vote
       as a Member to the Board of Directors

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAME. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AES TIETE SA                                                                                Agenda Number:  702370622
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4991B101
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRGETIACNPR4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM IV ONLY. THANK   YOU.

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

I      To take knowledge of the Directors accounts,              Non-Voting    No vote
       to examine, discuss and approve  the Company's
       consolidated financial statements for the FYE
       31 DEC 2009

II     To approve the distribution of net profits from           Non-Voting    No vote
       the 2009 FY

III    To elect 1 Member of the Board of Directors               Non-Voting    No vote
       and their respective Member

IV     Election of the Members of the Finance Committee          Mgmt          For                            For

V      To set the total annual remuneration for the              Non-Voting    No vote
       Members of the Board of          Directors
       elected, and for the Finance Committee




--------------------------------------------------------------------------------------------------------------------------
 AFFIN HOLDINGS BHD                                                                          Agenda Number:  702312834
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0016Q107
    Meeting Type:  AGM
    Meeting Date:  19-Apr-2010
          Ticker:
            ISIN:  MYL5185OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited financial statements        Mgmt          For                            For
       for the FYE 31 DEC 2009    and the reports
       of the Directors and the Auditors thereon

2      Re-elect Y. Bhg. Tan Sri Dato' Lodin bin Wok              Mgmt          For                            For
       Kamaruddin as the Director, who  reties by
       rotation in accordance with Article 105 of
       the Company's Articles   of Association

3      Re-elect YM Raja Dato' Seri Aman bin Raja Haji            Mgmt          For                            For
       Ahmad as the Director, who     reties by rotation
       in accordance with Article 105 of the Company's
       Articles   of Association

4      Re-appoint Y. Bhg. Maj. Gen.(R) Dato' Mohamed             Mgmt          For                            For
       Isa bin Che Kak as the Director of the Company
       to hold office until the next AGM, in accordance
       with Section  129(6) of the Companies Act,
       1965

5      Re-appoint Y. Bhg. Dato' Mustafa bin Mohamad              Mgmt          For                            For
       Ali as the Director of the       Company to
       hold office until the next AGM, in accordance
       with Section 129(6)  of the Companies Act,
       1965

6      Re-appoint Dr. The Hon. Sir David Li Kwok Po              Mgmt          For                            For
       as the Director of the Company   to hold office
       until the next AGM, in accordance with Section
       129(6) of the   Companies Act, 1965

7      Approve the Directors' fee                                Mgmt          For                            For

8      Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

9      Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 132D of the       Companies Act,
       1965, and subject to the approvals of the relevant
       governmental/regulatory authorities,
       to issue shares in the capital of the    Company
       from time to time and upon such terms and conditions
       and for such     purpose as the Directors,
       may in their absolute discretion deem fit,
       provided that the aggregate number of shares
       issued pursuant to this resolution does   not
       exceed 10% of the issued share capital of the
       Company for the time being  and authorize the
       Directors to obtain the approval from Bursa
       Malaysia        Securities Berhad for the listing
       and quotation of the additional shares so
       issued;  Authority expires at the conclusion
       of the next AGM of the Company

10     Authorize the Company, its subsidiaries or any            Mgmt          For                            For
       of them, in line with Chapter  10.09 of the
       Main Market Listing Requirements of Bursa Malaysia
       Securities    Berhad, to enter into any of
       the transaction falling within the types of
       the  recurrent related party transactions,
       particulars of which are set out in the circular
       to shareholders dated 26 MAR 2010 with the
       related parties as        described in the
       said circular, provided that such transactions
       are of        revenue or trading nature, which
       are necessary for the day-to-day operation
       of the Company and/or its subsidiaries within
       the ordinary course of business of the Company
       and/or its subsidiaries, made on an arm's length
       basis and on  normal commercial terms which
       are those generally available to the public
       and are not detrimental to the minority shareholders
       of the Company; CONTD

-      ...CONTD  Authority expires the earlier of the            Non-Voting    No vote
       conclusion of the next AGM of  the Company
       or the expiration of the period within which
       the next AGM after   the date that is required
       by law to be held pursuant to Section 143(1)
       of the Companies Act, 1965 ; and authorize
       the Board of Directors to do all acts,    deeds
       and things as may be deemed fit, necessary,
       expedient and/or            appropriate in
       order to implement the proposed shareholders'
       mandate with     full power to assent to all
       or any conditions, variation, modifications
       and/or amendments in any manner as may
       be required by any relevant            authorities
       CONTD

-      CONTD or otherwise and to deal with all matters           Non-Voting    No vote
       relating thereto and to take  all such steps
       and to execute, sign and deliver for and on
       behalf of the      Company all such documents,
       agreements, arrangements and/or undertakings,
       with any party or parties and to carry
       out any other mattes as may be         required
       to implement, finalize and complete, and give
       full effect to the     proposed shareholder's
       mandate in the best interest of the Company

-      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 AFRICA-ISRAEL INVESTMENTS LTD, YEHUD                                                        Agenda Number:  702053137
--------------------------------------------------------------------------------------------------------------------------
        Security:  M02005102
    Meeting Type:  SGM
    Meeting Date:  16-Aug-2009
          Ticker:
            ISIN:  IL0006110121
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 593898 DUE TO DELETION OF RESOLUTION AND
       CHANGE IN MEETING TYPE. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU

1.     Amend the Articles of Association of the Company          Mgmt          For                            For
       relate to D&O liability exemption and indemnity
       so as to adapt the provisions of the Articles
       to the provisions of an amendment to the Companies
       Law, the power of the Company in accordance
       with the proposed amendment is unlimited in
       amount

2.     Approve, subject to item 1 above, the issue               Mgmt          For                            For
       to D&O of letters of indemnity limited in the
       aggregate for all D&O to 25% of the shareholders'
       equity




--------------------------------------------------------------------------------------------------------------------------
 AFRICA-ISRAEL INVESTMENTS LTD, YEHUD                                                        Agenda Number:  702053125
--------------------------------------------------------------------------------------------------------------------------
        Security:  M02005102
    Meeting Type:  SGM
    Meeting Date:  18-Aug-2009
          Ticker:
            ISIN:  IL0006110121
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 597235 DUE TO CHANGE IN MEETING TYPE. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Appoint Mr. Rami Guzmann as an External Director          Mgmt          For                            For
       for a statutory 3 year period




--------------------------------------------------------------------------------------------------------------------------
 AFRICAN BK INVTS LTD                                                                        Agenda Number:  702285568
--------------------------------------------------------------------------------------------------------------------------
        Security:  S01035112
    Meeting Type:  AGM
    Meeting Date:  23-Mar-2010
          Ticker:
            ISIN:  ZAE000030060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      To receive and consider the annual financial              Non-Voting    No vote
       statements of the Company and    the group
       for the YE 30 SEP 2009

-      To consider all and any matters of the Company            Non-Voting    No vote
       which, in terms of the         Company's Articles
       of Association, do not constitute special business
       of the  Company

O.1.1  Approve the resignation and appointment of each           Mgmt          For                            For
       of the Directors as specified below are moved
       as separate and stand-alone Resolutions in
       respect of each    such Directors

O.1.2  Re-election Leonidas Kirkinis as a Director,              Mgmt          For                            For
       who retires in accordance with   the Company's
       Articles of Association

O.1.3  Re-election Nicholas Adams as a Director, who             Mgmt          For                            For
       retires in accordance with the  Company's Articles
       of Association

O.1.4  Re-election Robert Johnny Symmonds as a Director,         Mgmt          For                            For
       who retires in accordance   with the Company's
       Articles of Association

O.1.5  Re-election Nithiananthan Nalliah as a Director,          Mgmt          For                            For
       who retires in accordance    with the Company's
       Articles of Association

O.1.6  Re-election Samuel Sithole as a Director, who             Mgmt          For                            For
       retires in accordance with the  Company's Articles
       of Association

O.2    Re-appoint Deloitte and Touche as Auditors of             Mgmt          For                            For
       the Company and appoint         Mgcinisihlalo
       Jordan as the designated Auditor to hold office
       for the ensuing year; and to authorize the
       Directors to determine the remuneration of
       the     Auditors

O.3    Approve, as contemplated in the King Report               Mgmt          For                            For
       on Governance for South Africa    and the King
       Code of Governance Principles  King III  which
       requires that the remuneration policy of the
       company be tabled to shareholders for a
       non-binding advisory vote, the shareholders
       approve the remuneration policy   of the company
       as annexed to this notice

S.1    Amend Articles 38 and 39 of the Articles of               Mgmt          Against                        Against
       Association of the Company        relating
       to the non-redeemable non-cumulative non-participating
       preference    shares as specified

O.4    Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to the passing and            registration
       of Special Resolution 1, to place the unissued
       non-redeemable,   non-cumulative, non-participating
       preference shares  the preference shares
       in the authorized share capital of the Company
       under the control of the       Directors of
       the Company who are authorized to allot and
       issue the preference shares at their discretion
       until the next AGM of the Company, subject
       to the  provisions of Companies Act, No. 61
       of 1973, as amended or replaced,  the     Companies
       Act  and the Listings Requirements of the JSE
       Limited  the JSE  and any other relevant authority
       whose approval is required in law

S.2    Approve and sanction, for the purpose and in              Mgmt          For                            For
       accordance with the provisions   of Section
       38(2A)(b) of the Companies Act the granting
       of financial           assistance to either
       or both of Eyomhlaba Investment Holdings Limited
       Eyomhlaba  and Hlumisa Investment Holdings
       Limited  Hlumisa , being the       companies
       through which ABIL's first and second black
       economic empowerment    programmes are operated;
       any such financial assistance will be on terms
       no    less favorable to the ABIL group than
       the specified terms

S.3    Approve, as contemplated in the sections 85               Mgmt          Against                        Against
       to 89 of the Companies Act  "the  Act" , the
       acquisitions by the Company, and/or any subsidiary
       of the Company, from time to time of the issued
       ordinary shares of the Company, upon such
       terms and conditions and in such amounts
       as the Directors of the Company may  from time
       to time determine, but subject to the Articles
       of Association of    the Company, the provisions
       of the Act and the JSE Listings Requirements,
       when applicable, and provided that;  Authority
       expires the earlier of the     conclusion of
       the next AGM of the Company or 15 months from
       the date of the   AGM at which this special
       resolution is passed , the repurchase of shares
       being effected through the main CONTD

-      CONTD order book operated by the trading system           Non-Voting    No vote
       of the JSE Limited  "the JSE"  and being done
       without any prior understanding or arrangement
       between the    Company and the counterparty;
       the aggregate percentage of issued shares in
       the Company which the Company together with
       any of its subsidiaries may       acquire during
       any one FY under this general authority shall
       not exceed 3% of the Company's issued ordinary
       share capital; when the Company, together with
       its subsidiaries, has cumulatively repurchased
       3% of the initial number of    the relevant
       class of securities an announcement will be
       made; subject always to the limitation specified
       in 6.3 above, the aggregate percentage of issued
       shares in the Company which the Company's
       subsidiaries may hold CONTD

-      CONTD as treasury stock, at any time, shall               Non-Voting    No vote
       not exceed 10% of the Company's   issued share
       capital for each class of shares; repurchases
       must not be made   at a price greater than
       10% above the weighted average of the market
       value    for the shares for the 5  five  business
       days immediately preceding the date  on which
       the transaction is effected or, if the Company's
       shares have not     traded in such 5 business
       day period, the JSE should be consulted for
       a       ruling; at any point in time, the Company
       may only appoint one agent to       effect
       any repurchases on its behalf; such repurchases
       may only be effected   if, thereafter, the
       Company still complies with the shareholder
       spread        requirements of the JSE; no repurchase
       may take place during prohibited       periods
       stipulated by the JSE CONTD

-      CONTD Listings Requirements unless the Company            Non-Voting    No vote
       has in place a repurchase      programme where
       the dates and quantities of shares to be traded
       during the    relevant period are fixed and
       not subject to any variation and full details
       of the programme have been disclosed in an
       announcement over SENS prior to    the commencement
       of the prohibited period; and any acquisition
       shall be       subject to: the Companies Act;
       the JSE Listings Requirements and any other
       applicable stock exchange rules, as may
       be amended from time to time; and any other
       relevant authority whose approval is required
       by law




--------------------------------------------------------------------------------------------------------------------------
 AFRICAN OXYGEN LTD.                                                                         Agenda Number:  702300625
--------------------------------------------------------------------------------------------------------------------------
        Security:  S01540129
    Meeting Type:  AGM
    Meeting Date:  20-May-2010
          Ticker:
            ISIN:  ZAE000067120
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial statements of the            Mgmt          For                            For
       Group and the Company for the FYE 31 DEC 2009,
       including the Director's report and the report
       of the Auditors therein

2.1    Re-election of Jurgen Nowicki as a Director               Mgmt          For                            For
       of the Company, who retire in terms of the
       Company's Articles of Association

2.2    Re-election of Karen Oliver as a Director of              Mgmt          For                            For
       the Company, who retire in terms of the Company's
       Articles of Association

2.3    Re-election of Morongwe Malebye as a Director             Mgmt          For                            For
       of the Company, who retire in terms of the
       Company's Articles of Association

2.4    Re-election of David Lawrence as a Director               Mgmt          For                            For
       of the Company, who retire in terms of the
       Company's Articles of Association

3.     Approve to confirm the appointment of Mr. Jonathan        Mgmt          For                            For
       Narayadoo's as an Executive Director with effect
       from 01 DEC 2009

4.     Reappointment of KPMG Inc as the Independent              Mgmt          For                            For
       Auditors of the Company and appointment of
       Mr. NH Southon being a Director of KPMG Inc,
       as the Individual Designated Auditor who will
       undertake the audit of the Company for the
       ensuring period and authorize the Directors
       to fix the Auditors remuneration for the past
       year

5.1    Appointment of Louis Van Niekerk as a Member              Mgmt          For                            For
       of Audit Committee

5.2    Appointment of David Lawrence as a Member of              Mgmt          For                            For
       Audit Committee

5.3    Appointment of Morongwe Malebye as a Member               Mgmt          For                            For
       of Audit Committee

6.     Approve to place 5% of the authorized but unissued        Mgmt          For                            For
       share capital of the Company from time to time
       placed under the control of the Directors of
       the Company until the next AGM, as a general
       authority in terms of Sections 221 and 222
       of the Companies Act No 61, 1973 as amended
       [the Act], subject to the provisions of the
       Act and the Listing Requirements of the JSE
       Limited, for allotment and issue to such persons
       as the Directors in their discretion deem fit

7.     Approve to increase the fees payable to the               Mgmt          For                            For
       Independent Non-Executive Directors serving
       on various Committees of the Board, with effect
       from 01 JAN 2010 are as specified

8.     Approve, that the Company and/or its wholly               Mgmt          For                            For
       owned subsidiaries incorporated in the Republic
       to grant general authority in the Republic
       to enter into funding agreements between any
       1 or more of them from time to time, subject
       to the provisions of the Listing Requirements
       of the JSE Limited, for funding agreements
       and as the directors in their discretion deem
       fit

9.S.1  Authorize the Company and its subsidiaries for            Mgmt          Against                        Against
       the repurchase of shares issued by the Company,
       on such terms and conditions as the Directors
       may deem fit, and in terms of the Companies
       Act no 61 of 1973, as amended [Act], the Company's
       Articles of Association and the listings Requirements
       of the JSE limited provided that in terms of
       the Listing requirements of the JSE, general
       repurchases of the Company's shares can only
       be made subject to the following: that the
       Company and its subsidiaries are enabled by
       their Articles of Association to repurchase
       such shares(5.72(b)); that the repurchase of
       shares be effected through the order book operated
       by the JSE Limited trading system and be done
       without any prior understanding or arrangement
       between the Company and the counterparty[5.72(a)];
       that the Company and its subsidiaries are authorized
       by its members in terms of a special resolution
       taken at general meetings, to make such general
       repurchases, [Authority expires earlier until
       the next annual AGM'S or for 15 months from
       the date of this special resolution, [5.72(c);
       that an announcement be made giving such details
       as may required in terms of the Listing Requirements
       of the JSE when the Company has cumulatively
       repurchased 3% of the initial number [the number
       of that class of share in issue at the time
       that the general authority is granted] of the
       relevant class of shares and for each 3% in
       aggregate of the initial number of that class
       acquired thereafter[5.79]; at any one time
       the Company may only appoint 1 agent to effect
       any repurchased on the Company's behalf[5.72(e)];
       the repurchase of shares will not take place
       during a prohibited period [as defined in the
       Listings Requirements of the JSE] unless they
       have in place a repurchase programme where
       the dates and quantities of securities to be
       traded during the relevant period are fixed
       [not subject to my variation] and full details
       of the programme have been disclosed in an
       announcement over SENS prior to the commencement
       of the prohibited period; after such repurchase
       the company will still comply with the listings
       requirements of the JSE concerning shareholder
       spread requirements; the repurchase of shares
       shall not in the aggregate in any 1 FY, exceed
       20%) of the Company's issued share capital
       as at the date of registration of this resolution;
       10% of the Company's issued share capital in
       the case of an acquisition of shares in the
       Company by a subsidiary of the Company; the
       repurchase of shares may not be made at a price
       greater than 10% above the weighted average
       traded price of the market value of the shares
       as determined over the live business days immediately
       preceding the date on which the transaction
       is effected [5.72(d)]; the Company may not
       enter the market to proceed with the repurchase
       o fits ordinary shares until the Company's
       working capital for the purpose of undertaking
       a repurchase of securities in writing to the
       JSE




--------------------------------------------------------------------------------------------------------------------------
 AFRICAN RAINBOW MINERALS LTD                                                                Agenda Number:  702135066
--------------------------------------------------------------------------------------------------------------------------
        Security:  S01680107
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2009
          Ticker:
            ISIN:  ZAE000054045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the annual financial statements                     Mgmt          For                            For

2.     Re-elect Mr. P. T. Motsepe as a Director                  Mgmt          For                            For

3.     Re-elect Mr. A. J. Wilkens as a Director                  Mgmt          For                            For

4.     Re-elect Mr. J. A. Chissano as a Director                 Mgmt          For                            For

5.     Re-elect Mr. J. R. McAlphine as a Director                Mgmt          For                            For

6.     Re-elect Dr. R. V. Simelane as a Director                 Mgmt          For                            For

7.     Elect Mr. M. Arnold as a Director                         Mgmt          For                            For

8.     Elect Mr. A. D. Botha as a Director                       Mgmt          For                            For

9.     Re-appoint Ernst and Young as the Auditors                Mgmt          For                            For

10.    Approve to increase the annual retainer fees              Mgmt          For                            For
       of the Directors

11.    Approve to increase the attendance fees of the            Mgmt          For                            For
       Directors

12.    Approve the placement of the un-issued ordinary           Mgmt          For                            For
       shares under the Directors control with terms
       and conditions of the ARM Share Plan

13.    Approve the placement of the un-issued ordinary           Mgmt          For                            For
       shares under the Directors control with term
       s and conditions of the ARM Share Incentive
       Scheme

14.    Grant authority to implement resolutions by               Mgmt          For                            For
       the Directors and signature of documentation




--------------------------------------------------------------------------------------------------------------------------
 AGORA SA                                                                                    Agenda Number:  702464556
--------------------------------------------------------------------------------------------------------------------------
        Security:  X00216105
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  PLAGORA00067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the general meeting                            Mgmt          For                            For

2      Election of Chairman of the general meeting               Mgmt          For                            For
       and other formal issues

3      Approve the Management Boards presentation of             Mgmt          For                            For
       the annual unconsolidated       financial statements
       and the Management Boards report of the Company's
       activities in the FY 2009 and of consolidated
       financial statements and report of the Group's
       activities in the FY 2009

4      Approve the Supervisory Boards presentation               Mgmt          For                            For
       of the concise evaluation of the  Company's
       standing in 2009

5      Approve the Supervisory Boards presentation               Mgmt          For                            For
       of the report concerning the      results of
       evaluation of the Company's and Group's financial
       statements for   2009 as well as the Management
       Boards motion on profit distribution

6      Adopt the annual unconsolidated financial statements      Mgmt          For                            For
       and the Management       Boards report of the
       Company's activities in the FY 2009

7      Adopt the annual consolidated financial statements        Mgmt          For                            For
       and the report of the      groups activities
       in the FY 2009

8      Adopt the resolution on the profit distribution           Mgmt          For                            For
       for the FY 2009

9      Adopt the resolutions on approving the Management         Mgmt          For                            For
       Boards performance of their duties in 2009

10     Approve the Supervisory Board's presentation              Mgmt          For                            For
       of the report on Supervisory     Board's activities
       in 2009, including their assessment

11     Adopt the resolutions on approving the Supervisory        Mgmt          For                            For
       Boards performance of      their duties in
       2009

12     Approve the changes in the Bye-Laws of the general        Mgmt          For                            For
       meeting of shareholders of Agora SA

13     Adopt to determine a uniform text of the by               Mgmt          For                            For
       laws of the general meeting of    shareholders
       of Agora SA, including changes set in point
       12 of the agenda

14     Approve the changes in the Company's statute              Mgmt          For                            For

15     Adopt the resolution to determine a uniform               Mgmt          For                            For
       text of the Company's statute,    including
       changes set in point 14 of the agenda

16     Adopt the resolutions resulting from the changes          Mgmt          For                            For
       in the Company's statute,    concerning composition
       of the Supervisory Board

17     Closing of the general meeting                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AGTHIA GROUP PJSC                                                                           Agenda Number:  702333333
--------------------------------------------------------------------------------------------------------------------------
        Security:  M4028G100
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  AE000A0LF2W8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       of the Company for the YE 31 DEC 2009 and Auditors
       report and Directors report

2.     Approve the cash dividend of 5% as recommended            Mgmt          For                            For
       by the Board of Directors

3.     Approve the Directors and Auditors from liability         Mgmt          For                            For
       for the fiscal YE 31 DEC 2009

4.     Appointment of Auditor for the YE 31 DEC 2010             Mgmt          For                            For
       and fix their remuneration

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       06 MAY 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF QUORUM COMMENT. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AIR ARABIA PJSC                                                                             Agenda Number:  702269691
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0367N110
    Meeting Type:  AGM
    Meeting Date:  22-Mar-2010
          Ticker:
            ISIN:  AE000A0MX9U4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Board of Directors report for the             Mgmt          For                            For
       FY 2009

2      Approve the Auditors report for the FY 2009               Mgmt          For                            For

3      Approve the balance sheet and profit and loss             Mgmt          For                            For
       account for the FY 2009

4      Approve the proposal from the Board of Directors          Mgmt          For                            For
       for 10% cash dividend

5      Approve the bonus distribution to the Board               Mgmt          Against                        Against
       of Directors Members

6      Approve to absolve the Members of the Board               Mgmt          For                            For
       of Directors and External         Auditors
       of their liability in respect to their work
       for the period ending 31 DEC 2009

7      Appointment of the Auditors for the FY 2010               Mgmt          For                            For
       and approve to fix their




--------------------------------------------------------------------------------------------------------------------------
 AIR CHINA LTD                                                                               Agenda Number:  702149495
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y002A6104
    Meeting Type:  EGM
    Meeting Date:  22-Dec-2009
          Ticker:
            ISIN:  CNE1000001S0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHARESHOLDERS ARE ALLOWED            Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTIONS
       "1" AND "2". THANK YOU.

1.     Authorize the Company to enter into with the              Mgmt          For                            For
       following parties and effect the following
       connected transaction agreements: [1] with
       CNAHC, the Properties Leasing Agreement, the
       Sales Agency Services Framework Agreement,
       the Comprehensive Services Agreement and the
       Charter Flight Service Framework Agreement;
       [2] with CNAF, the Financial Services Agreement;
       [3] with CNATC, the Tourism Cooperation Agreement;
       [4] with CNAMC, the Advertising Services Framework
       Agreement; and [5] with CNACD, the Construction
       Project Management Agreement; agree that, for
       each of the 3 years ending 31 DEC 2010, 2011
       and 2012, [a] the annual cap for the aggregate
       amount of rent payable to CNAHC Group by the
       Company under the Properties Leasing Agreement
       is RMB 140 million, RMB 147 million and RMB
       154.35 million, respectively; [b] the annual
       cap for the aggregate sales revenue of airline
       tickets and cargo space by the Company to CNAHC
       Group under the Sales Agency Services Framework
       Agreement is RMB 270 million, RMB 324 million
       and RMB 388.8 million, respectively; [c] the
       annual cap for the aggregate amount payable
       to CNAHC Group by the Company under the Comprehensive
       Services Agreement is RMB 784 million, RMB
       862 million and RMB 862 million, respectively;
       [d] the annual cap for the aggregate amount
       receivable by the Company in respect of charter
       flight services under the Charter Flight Service
       Framework Agreement is RMB 750 million, RMB
       825 million and RMB 900 million, respectively;
       [e] the maximum daily balance of deposits [including
       accrued interest] placed by the Company with
       CNAF shall be RMB 7 billion and the maximum
       daily balance of loans and other credit services
       [including accrued interest] granted by CNAF
       to the Company shall be RMB 3 billion under
       the Financial Services Agreement; [f] the annual
       cap for the aggregate amount payable to the
       Company by CNATC under the Tourism Cooperation
       Agreement is RMB 69 million per annum; and
       [g] the annual cap for the aggregate amount
       payable to CNAMC by the Company under the Advertising
       Services Framework Agreement is RMB 60 million
       per annum

2.     Authorize the Company to provide a guarantee              Mgmt          For                            For
       of the loan of Sichuan SNECMA Aeroengine Maintenance
       Co, Ltd ["SNECMA"] in favor of CNAF, the creditor,
       in the amount of RMB 26,181,840 based on its
       43.6364% shareholding in SNECMA, in respect
       of a RMB 60,000,000 bank loan, and approve
       the Company's Management to execute the relevant
       guarantee agreement




--------------------------------------------------------------------------------------------------------------------------
 AIR CHINA LTD                                                                               Agenda Number:  702302794
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y002A6104
    Meeting Type:  CLS
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  CNE1000001S0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

S1.1   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: share types and
       nominal value

S1.2   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Method of issue

S1.3   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Target subscriber
       and subscription method

S1.4   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Offering size

S1.5   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Pricing base
       day and issue price

S1.6   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: lock-up period

S1.7   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Place of listing

S1.8   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: use of proceeds

S1.9   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: accumulated profit
       arrangement

S1.10  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Effectiveness
       of the resolution approving the A share issue
       and H share issue

S.2    Approve the resolution on the Share Subscription          Mgmt          For                            For
       Agreements between the Company and specific
       subscribers be and is hereby approved by the
       Independent shareholders: to the A Share Subscription
       Agreement to be entered into by and between
       the Company and CNAHC; the H Share Subscription
       Agreement to be entered into between the Company
       and CNACG, in addition to approval by this
       foreign shareholders class meeting, the resolution
       is required to be submitted as special resolution
       to the general meeting of the Company and the
       domestic shareholders class meeting for consideration
       and approval and the execution is subject to
       the approval of the CSRC




--------------------------------------------------------------------------------------------------------------------------
 AIR CHINA LTD                                                                               Agenda Number:  702354832
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y002A6104
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  CNE1000001S0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 669318 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approve, in accordance with the relevant provisions       Mgmt          For                            For
       of laws and regulations including the Company
       law of the People's Republic of China, the
       Securities Law of the People's Republic of
       China, the Administrative Rules Governing issue
       of securities by listed companies and the implementation
       rules concerning the non-public issuance of
       securities by listed companies, and after self
       inquiry conducted by the Company, that the
       Company is able to satisfy the requirements
       in relation to the A Share Issue

2      Approve the feasibility study report for the              Mgmt          For                            For
       use of proceeds from the A Shares issue of
       Air China Limited

3      Approve the report on the use of proceeds from            Mgmt          For                            For
       previous fundraising activities of the Air
       China Limited

4      Authorize the management of the Company to deal           Mgmt          For                            For
       with all matters in connection with shareholding
       restructuring project as described in above
       items 1 to 3 of the resolution, including but
       not limited to: (i) negotiation and signing
       of the Framework Agreement, the Subscription
       Agreement, the Fine Star SPA, the ACC JVA,
       the ACC Articles and all other relevant agreements,
       contracts and documents; (ii) dealing with
       the necessary procedural matters such as obtaining
       approvals, registration, filing and domestic
       and overseas information disclosure; and (iii)
       dealing with all other acts or things in relation
       to the Transaction

S.5.1  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Share types and
       nominal value

S.5.2  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Method of issue

S.5.3  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Target subscriber
       and subscription method

S.5.4  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Offering size

S.5.5  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Pricing base
       day and issue price

S.5.6  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: lock-up period

S.5.7  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Place of listing

S.5.8  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Use of proceeds

S.5.9  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Accumulated profit
       arrangement

S5.10  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Effectiveness
       of the resolution approving the A share issue
       and H share issue

S.6    Approve the A Share Subscription Agreement to             Mgmt          For                            For
       be entered into by and Between the Company
       and CNAHC; and the H Share subscription Agreement
       to be entered into by and between the Company
       and CNACG, in addition to approval by the EGM,
       this resolution is required to be submitted
       as special resolution to the class meetings
       of the Shareholders for consideration and approval
       and can be implemented only upon the approval
       of the CSRC

S.7    Approve, in order to effectively complete, in             Mgmt          For                            For
       an orderly manner, the A Share Issue and the
       H Share Issue by the Company in accordance
       with laws and regulations including the Company
       Law of the People's Republic of China and the
       Securities Law of the People's Republic of
       China and the Articles of Association of the
       Company, the following: 1) to authorize the
       Board to handle all matters relating to the
       share issue, including but not limited to making
       specific determination on the method of issue,
       offering size, issue price, pricing method,
       target subscribers and timing of issuance of
       the A Share Issue and the H Share Issue etc;
       2) to authorize the Board, the Chairman of
       the Board and persons delegated by the Chairman
       of the Board to determine the engagement of
       intermediary agencies for the A Share Issue
       and the H Share Issue, to handle reporting
       matters, to prepare, produce, amend, refine
       and execute all documents and information related
       to the A Share Issue and the H Share Issue,
       and to sign all such contracts, agreements
       and documents related to the A Share Issue
       and the H Share Issue; 3) to authorize the
       Board in case of any change of policies of
       regulatory bodies in relation to the A Share
       Issue and the H Share Issue, or any change
       of market conditions, except where voting at
       a general meeting is required by any relevant
       laws and regulations, the Articles of Association
       of the Company or any regulatory bodies, to
       adjust the specific proposals for the A Share
       Issue and the H Share Issue; 4) to authorize
       the Board, the Chairman of the Board and the
       persons delegated by the Chairman of the Board
       to carry out fund verification Procedures related
       to the A Share Issue and the H Share Issue;
       5) to authorize the Board, the Chairman of
       the Board and persons delegated by the Chairman
       of the Board to establish a dedicated account
       for fund raising; 6) to authorize the Board,
       the Chairman of the Board and persons delegated
       by the Chairman of the Board to handle such
       relevant matters as share registration, share
       lock-up and listing and to submit relevant
       documents upon completion of the A Share Issue
       and the H Share Issue; 7) to authorize the
       Board the Chairman of the Board and persons
       delegated by the Chairman of the Board upon
       completion of the A Share Issue and the H Share
       Issue, to amend the corresponding terms of
       the Articles of Association of the Company
       and carry out relevant approval procedures
       and to carry out registration procedures regarding
       the change of the registered Capital of the
       Company; 8) to authorize the Board to handle
       all relevant matters related to the A Share
       Issue and the H Share Issue; 9) approve the
       authorization as set forth in items No. 4 to
       7 above shall be effective during the subsistence
       of the matters from the date of approval of
       the resolutions at the EGM general meeting
       of the Company, whilst authorization under
       other items shall be effective for twelve months
       commencing from the date of approval of the
       resolutions at the EGM of the Company




--------------------------------------------------------------------------------------------------------------------------
 AIR CHINA LTD                                                                               Agenda Number:  702517131
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y002A6104
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2010
          Ticker:
            ISIN:  CNE1000001S0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 700453 DUE TO CHANGE IN MEETING DATE AND
       RECORD DATE. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100611/LTN20100611460.pdf

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANKS YOU.

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year 2009

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year 2009

3.     Approve the audited consolidated financial statements     Mgmt          For                            For
       of the Company for the year 2009

4.     Approve the profit distribution proposal that             Mgmt          For                            For
       no dividends be distributed for the year 2009
       as recommended by the Board of Directors of
       the Company

5.     Reappoint Ernst & Young as the Company's International    Mgmt          For                            For
       Auditors and Ernst & Young Hua Ming CPAs Limited
       Company as the Company's Domestic Auditors
       for the YE 31 DEC 2010 and authorize the Board
       of Directors to determine their remunerations
       for the year 2010

6.     Approve the resolution on the report on the               Mgmt          For                            For
       Use of Proceeds from previous fundraising activities
       of the Company

S.7    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to allot, issue and deal with additional shares
       of the Company and to make or grant offers,
       agreements and option which might require the
       exercise of such powers in connection with
       not exceeding 20% of each of the existing A
       Shares and H Share (as the case may be) in
       issue at the date of passing this resolution

S.8    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to increase the registered capital and amend
       the Articles of Association of the Company
       to reflect such increase in the registered
       capital of the Company under the general mandate
       granted in Resolution 7 above




--------------------------------------------------------------------------------------------------------------------------
 AIRASIA BHD                                                                                 Agenda Number:  702028843
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0029V101
    Meeting Type:  AGM
    Meeting Date:  03-Aug-2009
          Ticker:
            ISIN:  MYL5099OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements together         Mgmt          For                            For
       with the reports of the Directors and the Auditors
       thereon for the YE 31 DEC 2008

2.     Approve the Directors' fees of MYR 983,000 for            Mgmt          For                            For
       the FYE 31 DEC 2008

3.     Re-elect Dato' Sri Anthony Francis Fernandes              Mgmt          For                            For
       as a Director, who retires pursuant to Article
       124 of the Company's Articles of Association

4.     Re-elect Dato' Kamarudin Bin Meranun as a Director,       Mgmt          For                            For
       who retires pursuant to Article 124 of the
       Company's Articles of Association

5.     Re-appoint Dato' Leong Sonny @ Leong Khee Seong           Mgmt          For                            For
       as a Director of the Company, who retires in
       accordance with Section 129 of the Companies
       Act, 1965, to hold office until the next AGM

6.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

7.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       132D of the Companies Act, 1965, and subject
       to the approvals of the relevant governmental/regulatory
       authorities, to issue shares in the capital
       of the Company from time to time and upon such
       terms and conditions and for such purposes
       as the Directors may in their discretion deem
       fit, provided that the aggregate number of
       shares to be issued does not exceed 10% of
       the issued share capital of the Company for
       the time being [excluding the number of ordinary
       shares arising from the exercise of the Employees'
       Share Option Scheme] and to obtain the approval
       from the Bursa Malaysia Securities Berhad for
       the listing and quotation of the additional
       shares so issued; [Authority expires at the
       conclusion of the next AGM of the Company]

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 AIRASIA BHD                                                                                 Agenda Number:  702049950
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0029V101
    Meeting Type:  EGM
    Meeting Date:  03-Aug-2009
          Ticker:
            ISIN:  MYL5099OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Ratify and approve that all financial assistance          Mgmt          Against                        Against
       provided and to be provided by the Company
       to PT Indonesia AirAsia [TAA] and Thai AirAsia
       Company Limited [TAA], in the manner as specified
       in Section 2.1 provided that the amount of
       additional and financial assistance provided
       and to be provided to each of IAA and TAA shall
       be up to and not exceed 10.0% of the consolidated
       net tangible assets of the Company; and Authorize
       the Directors of the Company to act and take
       all steps and do all thing as they may deem
       fit, necessary, expedient and/or appropriate
       in order to finalize, implement and/or give
       full effect to such provision of financial
       assistance, including to finalize and execute
       the financial assistance agreements and to
       assent to any modification, variation and/or
       amendment thereto thought by the Directors
       to be in the interest of the Company, and with
       all preparatory steps taken and things done
       to date by the Directors of the Company in
       respect of such provision of financial assistance

       PLEASE NOTE THAT THE PURSUANT TO THE SECURITIES           Non-Voting    No vote
       INDUSTRY  .[CENTRAL DEPOSITORIES][FOREIGN
       OWNERSHIP] REGULATIONS 1996 AND  ARTICLE 43(1)
       OF THE COMPANY'S  ARTICLES OF ASSOCIATION,ONLY
       THOSE  FOREIGNERS (AS DEFINED IN THE  ARTICLES)
       WHO HOLD SHARES UP TO THE  CURRENT PRESCRIBED
       FOREIGN OWNERSHIP LIMIT OF 45% OF THE  TOTAL
       ISSUED AND PAID-UP CAPITAL,  ON A FIRST-IN-TIME
       BASIS BASED ON  THE RECORD OF DEPOSITORS TO
       BE USED  FOR THE EGM,SHALL BE ENTITLED TO
       VOTE. CONSEQUENTLY, A PROXY APPOINTED BY A
       FOREIGNER NOT ENTITLED TO VOTE, WILL SIMILARLY
       NOT BE ENTITLED TO VOTE,AND SUCH DISENFRANCHISED
       VOTING RIGHTS SHALL BE  AUTOMATICALLY VESTED
       IN THE  CHAIRMAN OF THE EGM. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INCLUSION      Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AIRASIA BHD                                                                                 Agenda Number:  702072707
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0029V101
    Meeting Type:  EGM
    Meeting Date:  10-Sep-2009
          Ticker:
            ISIN:  MYL5099OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT, WHERE A MEMBER OF THE COMPANY           Non-Voting    No vote
       IS AUTHORIZED NOMINEE AS DEFINED UNDER THE
       SECURITIES INDUSTRY [CENTRAL DEPOSITORIES]
       ACT, 1991, IT MAY APPOINT AT LEAST ONE (1)
       BUT NOT MORE THAT TWO (2) PROXIES IN RESPECT
       OF EACH SECURITIES ACCOUNT IT HOLDS TO WHICH
       ORDINARY SHARE IN THE COMPANY ARE CREDITED.
       THANK YOU.

1.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the approval of all relevant authorities,
       including the approval of Bursa Malaysia Securities
       Berhad for the listing of and quotation for
       new ordinary shares of MYR 0.10 each in the
       Company [AirAsia Shares] to be issued hereunder,
       to allot and issue new AirAsia Shares [Placement
       Shares], the exact number thereof being such
       number, when aggregated with the number of
       shares which the Directors of the Company have
       been duly authorized to allot and issue pursuant
       to that general mandate granted at the Company's
       AGM held on 03 AUG 2009 and after excluding
       therefrom provision for any options which may
       be granted under the Company's present employees'
       share option scheme, shall represent up to
       20% of the issued and paid-up share capital
       of the Company at an issue price to be determined
       based on the 5-day volume weighted average
       market price of AirAsia Shares immediately
       preceding the date on which the price of the
       Placement Shares will be fixed with a discount
       of not more than 10% or at par value, whichever
       is higher, to the placees to be identified
       and is payable in full upon acceptance and
       that the Placement Shares shall upon allotment
       and issue, rank pari passu in all respects
       with the existing AirAsia Shares; to give effect
       to the authority as aforesaid with full power
       to assent to any conditions, variations, modifications
       and/or amendments in any manner as may be required
       by any relevant authorities and to deal with
       all matters relating thereto and to take all
       such steps and do all acts and things in any
       manner as they may deem necessary or expedient
       to implement, finalize and give full effect
       to the Proposed Placement Under Specific approval

S.2    Approve the proposed amendments as specified              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AIRASIA BHD                                                                                 Agenda Number:  702460243
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0029V101
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  MYL5099OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements together         Mgmt          For                            For
       with the reports of the     Directors and the
       Auditors for the FYE 31 DEC 2009

2      Approve the Director's fees of MYR 967,000 for            Mgmt          For                            For
       the FYE 31 DEC 2009

3      Re-elect Mr. Conor Mc Carthy as a Director,               Mgmt          For                            For
       who retires pursuant to Article   124 of the
       Company's Articles of Association

4      Re-elect Dato Fam Lee Ee as a Director, who               Mgmt          For                            For
       retires pursuant to Article 124   of the Company's
       Articles of Association

5      Re-elect Dato' Mohamed Khadar Bin Merican as              Mgmt          For                            For
       a Director, who retires pursuant to Article
       124 of the Company's Articles of Association

6      Re-elect Dato' Leong Sonny @ Leong Khee Seong             Mgmt          For                            For
       as a Director, who retires in   accordance
       with Section 129 of the Companies Act, 1965
       to hold office until   the next AGM

7      Re-appoint Messrs PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditors of the Company and   authorize
       the Directors to fix their remuneration

8      Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 132D of the       Companies Act,
       1965 and subject to approval of relevant authorities,
       to issue shares in the Company from time to
       time and upon such terms and conditions
       and for such purposes as the Directors may,
       in their absolute discretion,     deem fit
       provided that the aggregate number of issued
       shares pursuant to this resolution does not
       exceed 10% of the issued share capital of the
       Company for the time being and that the Directors
       to obtain approval for the listing of   and
       quotation for the additional shares so issued
       on the Main Market of Bursa Malaysia Securities
       Berhad;  Authority shall continue in force
       until the      conclusion of the next AGM of
       the Company

0      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 AIRPORTS OF THAILAND PUBLIC CO LTD                                                          Agenda Number:  702175743
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0028Q111
    Meeting Type:  AGM
    Meeting Date:  22-Jan-2010
          Ticker:
            ISIN:  TH0765010010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the minutes of the 2008 AGM of shareholders       Mgmt          For                            For
       continued held on 17 FEB 2009

2      Acknowledge the operating results of 2009                 Mgmt          For                            For

3      Approve the balance sheets and income statements          Mgmt          For                            For
       for the YE 30 SEP 2009

4      Approve the appropriation of dividend payment             Mgmt          For                            For
       according to the operating results in the accounting
       period 2009

5.1.1  Elect Mr. Suphoth Sublom as a Director, who               Mgmt          For                            For
       retires by rotation in 2009 to hold another
       office

5.1.2  Elect Air Chief Marshal Raden Puengpak as a               Mgmt          For                            For
       Director, who retires by rotation in 2009 to
       hold another office

5.1.3  Elect Air Chief Marshal Bureerat Ratanavanich             Mgmt          For                            For
       as a Director, who retires by rotation in 2009
       to hold another office

5.1.4  Elect Mr. Pongsak Semson as a Director, who               Mgmt          For                            For
       retires by rotation in 2009 to hold another
       office

5.1.5  Elect Mr. Suthi Kreingchaiyapruk as a Director,           Mgmt          For                            For
       who retires by rotation in 2009 to hold another
       office

5.2    Approve to nominate Dr. Somchai Sujjapongse               Mgmt          For                            For
       to replace Mr. Utid Tamwatin, the Resigning
       Director

5.3    Approve to nominate Assoc. Prof. Dr. Juanjai              Mgmt          For                            For
       Ajanant to be another Director to increase
       effectiveness of the Company's Management

6      Approve the remuneration of the Board Members             Mgmt          For                            For

7      Appoint an Auditor and approve to determine               Mgmt          For                            For
       the Auditor's remuneration

8      Amend the Article 36 of the Company's Articles            Mgmt          For                            For
       of Association

9      Approve to solve the problem of residents who             Mgmt          For                            For
       have been affected by noise pollution from
       the operation of Suvarnabhumi Airport

10     Other matters if any                                      Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AJMAN BANK PJSC                                                                             Agenda Number:  702292044
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0371T103
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  AE000A0Q5J98
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Board of Directors report for the             Mgmt          For                            For
       FY 2009

2      Approve the Auditors report for the FY 2009               Mgmt          For                            For

3      Approve the Fatwa and Sharia supervisory Board            Mgmt          For                            For
       report

4      Approve the balance sheet and profit and loss             Mgmt          For                            For
       account for the FY 2009

5      Appointment of the Auditors for the FY 2010               Mgmt          For                            For
       and approve to fix their

6      Approve to discuss on the distribution of profits         Mgmt          For                            For

7      Approve to absolve the members of the Board               Mgmt          For                            For
       of Directors and External         Auditors
       of their liability in respect to their work
       for the period ending 31 DEC 2009

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       07 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF SECOND CALL DATE. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AKBANK TURK ANONIM SIRKETI                                                                  Agenda Number:  702222237
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0300L106
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  TRAAKBNK91N6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No vote
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Elect the Chairmanship and authorize the Chairmanship     Mgmt          No Action
       to sign the minutes of

2      Approve the Board of Directors' activity report           Mgmt          No Action
       and the Auditors' report

3      Ratify and approve the balance sheet and the              Mgmt          No Action
       profit & loss statement of year  2009; grant
       discharge to the Board Members and the Auditors

4      Approve to take decision on the distribution              Mgmt          No Action
       of 2009 profits

5      Ratify the Memberships of the Board Members               Mgmt          No Action
       appointed to be on duty for the   left period

6      Re-elect the Members of the Board of Directors            Mgmt          No Action
       whose term in office have      expired and
       approve the determination of their remuneration

7      Ratify the Independent External Auditing Company          Mgmt          No Action
       elected for 2010, 2011 and   2012

8      Authorize the Members of the Board of Directors           Mgmt          No Action
       to issue bonds and commercial papers

9      Approve to give inform about the donations and            Mgmt          No Action
       grants given across the year

10     Authorize the Members of the Board of Directors           Mgmt          No Action
       to participate in activities  indicated in
       the Articles 334 and 335 of the Turkish Trade
       Code




--------------------------------------------------------------------------------------------------------------------------
 AKCANSA CIMENTO SANAYI VE TICARET AS                                                        Agenda Number:  702274692
--------------------------------------------------------------------------------------------------------------------------
        Security:  M03343122
    Meeting Type:  OGM
    Meeting Date:  29-Mar-2010
          Ticker:
            ISIN:  TRAAKCNS91F3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and forming the Presidency of Board               Mgmt          No Action

2      Authorize the Board members to sign the minutes           Mgmt          No Action
       of meeting

3      Receive the reports of Board Members, Auditors            Mgmt          No Action
       and the Independent Audit firm

4      Approve to inform the shareholders about donations        Mgmt          No Action

5      Approve the balance sheet and profit/loss report          Mgmt          No Action
       and to take decision for     dividend distribution

6      Approve the waiver of the rights against and              Mgmt          No Action
       releasing from the Board of Directors and Internal
       Auditors from its responsibilities regarding
       the year of 2009

7      Approve to determine the wages of Board Members           Mgmt          No Action
       and the Auditors

8      Approve the appointment of Board Members                  Mgmt          No Action

9      Election of Auditors and approve to determine             Mgmt          No Action
       their terms of Office

10     Approve the Independent Audit Firm                        Mgmt          No Action

11     Approve to permit the Board Members as per Items          Mgmt          No Action
       334 and 335 of TCC

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting    No Action
       OF TEXT IN RESOLUTION NO.6. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AKENERJI ELEKTRIK URETIM A.S., ISTANBUL                                                     Agenda Number:  702399583
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0369N100
    Meeting Type:  OGM
    Meeting Date:  06-May-2010
          Ticker:
            ISIN:  TRAAKENR91L9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Opening of the assembly, election of the Chairmanship     Mgmt          No Action
       and authorize the Chairmanship to sign the
       minutes of the assembly

2      Ratify the Board of Directors' activity report,           Mgmt          No Action
       Auditors' report, Independent Auditing Company's
       report as well as of the balance sheet and
       income statement of year 2009; discussion and
       taking decision on the Board of Directors'
       proposal concerning distribution of profits
       and on Company's policy on distribution of
       profit

3      Grant discharge to the members of the Board               Mgmt          No Action
       of Directors and Auditors

4      Election of the members of the Board of Directors         Mgmt          No Action
       and Auditors and approve to determine their
       term in office and remuneration and authorize
       the members of the Board of Directors to participate
       in activities indicated in the Articles 334
       and 335 of the Turkish Trade Code

5      Ratify the Board of Directors' resolution concerning      Mgmt          No Action
       the election of Independent Auditing Company

6      Giving information to the shareholders about              Non-Voting    No Action
       the donations and grants given by our Company
       across the year and about the transactions
       held between related parties, in accordance
       with capital market Board's Communique Serial
       IV No: 41

7      Amend the Article 4 [titled 'purpose and subject          Mgmt          No Action
       matter'], of the Article13 [titled 'collateral
       conditions'],of the Article32 [ titled 'legal
       provisions'], of the title of the Chapter II
       regarding capital and shares, of the title
       of the Chapter III regarding kind of the shares
       and equity securities and annulment of the
       Article 9 [ titled 'kind of the shares and
       ownership of coupons'] of the Articles of Association,
       in accordance with capital market Board's writing
       dated 06 NOV 2009, No: 28/780 and resolution
       dated 09 SEP 2009, No: 28/780, provided that
       capital market Board's, ministry of industry
       and trade's and energy market regulatory authority'
       s necessary permissions will be provided by
       the Company until the meeting date

       IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AKENRJI ELEKTRIK URETIM A.S., ISTANBUL                                                      Agenda Number:  702164675
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0369N100
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2009
          Ticker:
            ISIN:  TRAAKENR91L9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU.

1.     Opening and elect the Presidential Board                  Mgmt          No Action

2.     Approve to delegate the authority to Chairmanship         Mgmt          No Action
       to sign the minutes of the meeting

3.     Approve to submit the amendment of Company Article        Mgmt          No Action
       7 and additional Article to the general assembly's
       approval which is approved by Energy Market
       Regulatory Authority, Capital Markets Board
       and Ministry of Industry and Trade

4.     Approve the changes in Board Memberships which            Mgmt          No Action
       are made during year according to the 315th
       Article of the Turkish Commercial Code

5.     Approve to inform the shareholders about the              Mgmt          No Action
       processes with the concerned parties




--------------------------------------------------------------------------------------------------------------------------
 AKSA AKRILIK KIMYA SANAYI A.S                                                               Agenda Number:  702348168
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0375X100
    Meeting Type:  OGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  TRAAKSAW91E1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU.

1.     Opening, formation of the Chairing Board and              Mgmt          No Action
       authorization of the Chairing Board for the
       signing of the Meeting minutes.

2.     Reading, discussion and ratification of the               Mgmt          No Action
       Annual Report by the Board of Directors, of
       the Auditor and Independent Auditors reports,
       the balance sheet and income statement and
       the proposal of the Board of Directors concerning
       dividend distribution; In accordance with Decision
       No. 33, dated 06 APR 2010, of the Company's
       Board of Directors, out of the TL 50,679,317.00
       net period profit shown on the consolidated
       financial tables drawn up within the framework
       of the provisions of the Capital Market Board's
       Communique, Series XI, No. 29: TL 1,957,384.45,
       corresponding to 5% of the amount of net period
       profit of TL 39,147,689.02 appearing in the
       legal records, shall be set aside as Series
       I Legal Reserves within the framework of Article
       466 of the Turkish Commercial Code and Article
       25/1 of the Company Articles of Association;
       The first dividend of TL 15,500,000.00 [gross
       dividend amount corresponding to a nominal
       share of TL 1 is TL 0.08378; the rate of dividend
       is gross 8.3783%], corresponding to 31.65%
       of TL 49,960,186.55, the amount calculated
       by adding the total amount of donations made
       during the year [TL 228,254.00] to the net
       distributable profit of TL 48,731,932.55 [calculated
       by subtracting Series I Legal Reserves from
       net period profit] shall be distributed to
       shareholders in cash in accordance with Article
       25/2 of the Company Articles of Association;
       the dividend of TL 743,806.09 corresponding
       to 2% of the net distributable period profit
       of TL 37,190,304.57 appearing in the legal
       records shall be paid out in accordance with
       Article 25/3 of the Company Articles of Association,
       the form of distribution to be determined by
       decision of the Board of Directors; TL 699,380.60
       shall be set aside as Series II Legal Reserves;
       TL 20,247,117.88 shall be set aside as Extraordinary
       Reserve; Distribution of dividend amounts shall
       take place on May 31, 2010.

3.     Discharge of the Members of the Board of Directors        Mgmt          No Action
       and the Auditors

4.     Election of the Members of the Board of Directors         Mgmt          No Action
       and Auditors, determination of their terms
       of office, remuneration and per diems and empowering
       the Members of the Board in connection with
       matters specified in Articles 334 and 335 of
       the Turkish Commercial Code.

5.     In accordance with Capital Market Legislation,            Mgmt          No Action
       informing the General Meeting about donations
       and assistance provided by the Company in 2009
       and ratification of the Board's resolution
       regarding the appointment of the Independent
       Auditing Institution.

6.     Presentation for approval by the General Assembly         Mgmt          No Action
       of Article 3 headed "Purpose and Subject" of
       the Company's Articles of Association, which
       was revised in accordance with the regulations
       set forth in the Capital Market Board's legislation
       of 09.09.2009, No. 28/780, on the condition
       that the revised draft is approved by the Energy
       Market Regulatory Authority, Capital Markets
       Board, and Ministry of Industry and Trade prior
       to the date of the General Assembly.




--------------------------------------------------------------------------------------------------------------------------
 AKSIGORTA A S                                                                               Agenda Number:  702269209
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0376Z104
    Meeting Type:  AGM
    Meeting Date:  12-Apr-2010
          Ticker:
            ISIN:  TRAAKGRT91O5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and election of the Presidential Board            Mgmt          No Action

2      Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the meeting

3      Receive the reports of the Board of Directors             Mgmt          No Action
       and the Auditors

4      Approve the balance sheet and income statements,          Mgmt          No Action
       the acceptance or rejection  of the profit
       distribution proposal

5      Approve the presentation of information to the            Mgmt          No Action
       shareholders about the         donations and
       contributions during year 2009

6      Approve the presentation of information to the            Mgmt          No Action
       shareholders about the         assurances given
       to the third parties

7      Approve to absolve the members of the Board               Mgmt          No Action
       of Directors and the Auditors

8      Approve the assignment of the Independent Auditing        Mgmt          No Action
       Company

9      Authorize the Chairman and Board Members to               Mgmt          No Action
       make written proceedings on       Articles
       334 and 335 of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AKSIGORTA AS                                                                                Agenda Number:  702062794
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0376Z104
    Meeting Type:  EGM
    Meeting Date:  27-Aug-2009
          Ticker:
            ISIN:  TRAAKGRT91O5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A POWER          Non-Voting    No Action
       OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. CERTAIN GLOBAL CUSTODIANS HAVE A
       GLOBAL CUSTODIAN POAs IN PLACE WHICH WOULD
       ELIMINATE THE NEED FOR THE BO POA. IF YOU HAVE
       NOT SUBMITTED ANY POAs FOR THIS MARKET BEFORE,
       PLEASE CONTACT YOUR GLOBAL CUSTODIAN BANK TO
       SEE IF THEY HAVE A POA IN PLACE FOR YOUR ACCOUNTS.
       THANK YOU.

1.     Opening and forming the Presidency of the Board           Mgmt          No Action

2.     Authorize the Board of Directors to sign the              Mgmt          No Action
       minutes of the meeting

3.     Authorize the Board of Directors as per transfer          Mgmt          No Action
       of shares from Akbank Turk Anonim Sirketi and
       Avivasa Emeklilik Ve Hayat Anonim Sirketi to
       Haci Omer Sabanci Holding Anonim Sirketi

4.     Approve the deciding on assigning new Board               Mgmt          No Action
       Members




--------------------------------------------------------------------------------------------------------------------------
 AKSIGORTA AS                                                                                Agenda Number:  702180415
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0376Z104
    Meeting Type:  AGM
    Meeting Date:  04-Jan-2010
          Ticker:
            ISIN:  TRAAKGRT91O5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and formation of the Board                        Mgmt          No Action

2      Authorize the Board to sign the minutes of the            Mgmt          No Action
       meeting

3      Approve the deliberation on the balance sheet             Mgmt          No Action
       and the income table dated 30   JUN 2009 that
       will be taken as basis for the partial split
       off

4      Approve to inform the shareholders on the report          Mgmt          No Action
       of the expert panel dated 13 OCT 2009 that
       has been assigned by the resolution dated 28
       SEP 2009 of the    Beyoglu 1st Commercial Court
       of First Instance with Basis No: 2009/184 and
       Resolution No: 2009/184 on the subject of
       split off

5      Approve to attest the Split Off Agreement that            Mgmt          No Action
       has been signed for the        transfer, through
       partial split-off and in the form of real capital,
       to the   Company Haci Omer Sabanci Holding
       Anonim Sirketi of the share certificates of
       the Companies Akbank Turk Anonim Sirketi and
       Avivasa Emeklilik Ve Hayat       Anonim Sirketi
       that are included in the Company's subsidiary
       portfolio

6      Approve to resolve the partial split off, to              Mgmt          No Action
       the Company Haci Omer Sabanci    Holding Anonim
       Sirketi of the share certificates of the Companies
       Akbank Turk Anonim Sirketi and Avivasa Emeklilik
       Ve Hayat Anonim Sirketi that are         included
       in the Company's subsidiary portfolio

7      Amend the 8th Article of the Company's Articles           Mgmt          No Action
       of Association : capital      through partial
       split off




--------------------------------------------------------------------------------------------------------------------------
 AL JAZEIRA SERVICES CO, MUSCAT                                                              Agenda Number:  702196761
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0843S105
    Meeting Type:  OGM
    Meeting Date:  07-Feb-2010
          Ticker:
            ISIN:  OM0000002226
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the stake purchase of 142500.000 shares           Mgmt          For                            For
       in Ai Amana Building          Materials Company
       LLC Cr 1737104 being 57% of the capital of
       the Company from a related party for a consideration
       of OMR 1296.750




--------------------------------------------------------------------------------------------------------------------------
 AL WATANY BANK                                                                              Agenda Number:  702292804
--------------------------------------------------------------------------------------------------------------------------
        Security:  M4019A104
    Meeting Type:  OGM
    Meeting Date:  29-Mar-2010
          Ticker:
            ISIN:  EGS60171C013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Receive the Board of Directors' report for the            Mgmt          No Action
       Company's activity for the FYE 31 DEC 2009

2      Receive the Board of Auditors' report and its             Mgmt          No Action
       financial statement for the FYE 31 DEC 2009

3      Approve the financial statements and profit               Mgmt          No Action
       distribution for the FYE 31 DEC   2009

4      Approve to add the new Bank branches to the               Mgmt          No Action
       Commercial Register

5      Approve to decide the allowances paid to Board            Mgmt          No Action
       of Directors for attending     their meetings

6      Appointment of the Auditors for the new year              Mgmt          No Action
       2010

7      Approve the rewards to the Members of the Board           Mgmt          No Action
       of Directors for 2009

8      Election of seven Members for the Board of Directors      Mgmt          No Action

9      Authorize the Board of Directors to give donations        Mgmt          No Action
       above EGP 1000




--------------------------------------------------------------------------------------------------------------------------
 AL WATANY BANK OF EGYPT                                                                     Agenda Number:  702151743
--------------------------------------------------------------------------------------------------------------------------
        Security:  M4019A104
    Meeting Type:  EGM
    Meeting Date:  18-Nov-2009
          Ticker:
            ISIN:  EGS60171C013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to raise the authorized capital from              Mgmt          No Action
       EGP 1 billion to EGP 5 billions and authorize
       the Board of Directors to take the necessary
       actions in this regard

2.     Approve to raise the issued and paid capital              Mgmt          No Action
       from EGP 1 billion to EGP 1,050,000,000 through
       Initial Public Offering and authorize the Board
       of Directors to take the necessary actions
       in this regard

3.     Amend the Articles 6 and 7 of the Company's               Mgmt          No Action
       Basic Decree according to the above decisions




--------------------------------------------------------------------------------------------------------------------------
 ALAMCENES EXITO SA                                                                          Agenda Number:  702415969
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV13087
    Meeting Type:  EGM
    Meeting Date:  24-May-2010
          Ticker:
            ISIN:  COO31AO00017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the verification of quorum                        Mgmt          For                            For

2      Approve the agenda                                        Mgmt          For                            For

3      Election of appointees to serve as returning              Mgmt          For                            For
       officers and for the drafting,   and signing
       the meeting minutes

4      Approve the agreement for merger by absorption            Mgmt          For                            For
       between Almacenes Exito S.A.   and Carula Vivero
       S.A.




--------------------------------------------------------------------------------------------------------------------------
 ALARKO HOLDING, ISTANBUL                                                                    Agenda Number:  702315955
--------------------------------------------------------------------------------------------------------------------------
        Security:  M04125106
    Meeting Type:  OGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  TRAALARK91Q0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Approve the homage                                        Mgmt          No Action

2      Election of the Presidential Board                        Mgmt          No Action

3      Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the meeting

4.A    Approve the report of Board of Directors financial        Mgmt          No Action
       statement and income       statement

4.B    Approve the report of the Auditors                        Mgmt          No Action

4.C    Approve the report of the Independent Audit               Mgmt          No Action
       Firm

4.D    Approve the financial statement and income statement      Mgmt          No Action

4.E    Approve to release the Board Members and the              Mgmt          No Action
       Auditors

5      Approve the information about the donations               Mgmt          No Action
       and contributions

6      Approve the profit distribution proposal of               Mgmt          No Action
       the Board of Directors

7      Election of the Board of Directors and approve            Mgmt          No Action
       to determine their monthly

8      Election of the Auditors and approve to determine         Mgmt          No Action
       their monthly gross

9      Authorize the Board Members according to the              Mgmt          No Action
       Articles 334 and 335 of the      Turkish Commercial
       Code

10     Approve the Independent Auditing firm                     Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ALBENA INVEST HOLDING, ALBENA                                                               Agenda Number:  702527156
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0042G108
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2010
          Ticker:
            ISIN:  BG1100046983
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 704785 DUE TO CHANGE IN MEETING DATE AND
       RECORD DATE. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

1      Adopt the annual report of the Management Board           Mgmt          For                            For
       about the activity of the Company in 2009;
       the audited annual financial report of the
       Company for 2009 and the report of the Chartered
       Accountant for audit and certification of the
       annual financial report of the Company for
       2009

2      Adopt the annual consolidated report of the               Mgmt          For                            For
       Management Board for the activity of the Company
       in 2009; the audited annual consolidated financial
       report of the Company for 2009 and the report
       of the Chartered Accountant for audit and certification
       of the annual consolidated financial report
       of the Company for 2009

3      Adopt the report of the Investor Relations Director       Mgmt          For                            For

4      Approve the profit for 2009 of the Company to             Mgmt          For                            For
       be set aside to the reserves

5      Approve to exempts from liability of the Members          Mgmt          For                            For
       of the Management and Supervisory Boards for
       their activity in 2009

6      Adopt the report of the Audit Committee of Albena         Mgmt          For                            For
       Invest Holding AD for 2009

7      Election of a Certified Accountant to certify             Mgmt          For                            For
       the annual financial report of the Company
       for 2010

8      Adopt the proposal about change in the make               Mgmt          For                            For
       up of the Supervisory Board of the Company

9      Authorize Ivanka Dancheva to sign the contracts           Mgmt          For                            For
       with the Members of the Supervisory Board




--------------------------------------------------------------------------------------------------------------------------
 ALDAR PROPERTIES PJSC, ABU DHABI                                                            Agenda Number:  702290014
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0517N101
    Meeting Type:  AGM
    Meeting Date:  06-Apr-2010
          Ticker:
            ISIN:  AE000A0LF2T4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 13 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.

1      Approve the Board of Directors report for the             Mgmt          For                            For
       FY 2009

2      Approve the Auditos report for the FY 2009                Mgmt          For                            For

3      Approve the balance sheet and profit and loss             Mgmt          For                            For
       account for the FY 2009

4      Approve the dividend per share of 5 fils proposed         Mgmt          For                            For
       by the Board of Directors   for the FY DEC
       2009

5      Approve to absolve the members of the Board               Mgmt          For                            For
       of Directors and External         Auditors
       of their liability in respect to their work
       for the period ending 31 DEC 2009

6      Appoint the Auditors for the FY 2010 and approve          Mgmt          For                            For
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 ALEXANDRIA MINERAL OILS COMPANY                                                             Agenda Number:  702057452
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0726T105
    Meeting Type:  OGM
    Meeting Date:  13-Aug-2009
          Ticker:
            ISIN:  EGS380P1C010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the Board of Directors report for the             Mgmt          No Action
       Company activities during the FYE 30 JUN 2009

2.     Approve to introduce the Auditors report for              Mgmt          No Action
       the FYE 30 JUN 2009

3.     Approve the Company financial statements for              Mgmt          No Action
       the FYE 30 JUN 2009

4.     Approve the profit distribution proposal statement        Mgmt          No Action
       for the FYE 30 JUN 2009

5.     Approve to determine awards and allowances for            Mgmt          No Action
       the Board of Directors for the FYE 30 JUN 2010

6.     Approve to release the Board of Directors responsibility  Mgmt          No Action
       for the FYE 30 JUN 2009

7.     Re-appoint Auditor for the FYE 30 JUN 2010 and            Mgmt          No Action
       approve to determine his fees

8.     Approve the donations during YE 30 JUN 2009               Mgmt          No Action
       and delegating Board of Directors to donate
       during FYE 30 JUN 2010, if exceeding 1000 EGP

9.     Authorize the Board of Directors to make compensation     Mgmt          No Action
       contracts and approve contracts done during
       the FYE 30 JUN 2009

10.    Approve the structure of Board of Directors               Mgmt          No Action
       for 3 years according to Article No 21 from
       the Company main system




--------------------------------------------------------------------------------------------------------------------------
 ALEXANDRIA MINERAL OILS COMPANY                                                             Agenda Number:  702057969
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0726T105
    Meeting Type:  EGM
    Meeting Date:  13-Aug-2009
          Ticker:
            ISIN:  EGS380P1C010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Amend the Article Nos. 3, 7, 8, 11, 21, 39,               Mgmt          No Action
       42, 44, 48 and 55 of the Company's basic Decree




--------------------------------------------------------------------------------------------------------------------------
 ALFA S A DE C V                                                                             Agenda Number:  702286320
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0156P117
    Meeting Type:  OGM
    Meeting Date:  24-Mar-2010
          Ticker:
            ISIN:  MXP000511016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE              Non-Voting    No vote
       VOTING RIGHTS AT THIS MEETING.   IF YOU ARE
       A MEXICAN NATIONAL AND WOULD LIKE TO SUBMIT
       YOUR VOTE ON THIS      MEETING PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE. THANK YOU

I      Presentation and in its case approval the reports         Non-Voting    No vote
       regarding the FYE on 31 DEC 2009 in terms of
       article 28 section IV of the market and securities
       law and   other related governing regulations,
       resolutions in such regard

II     Proposals regarding the application of results            Non-Voting    No vote
       including the payment of a     cash dividend,
       resolution regarding the maximum amount that
       may be allocated  to the repurchase of shares
       of the Company

III    Appointment and in its case approval of the               Non-Voting    No vote
       members of the Board of Directors

IV     Designation of delegates who will carry out               Non-Voting    No vote
       and formalize the resolutions     adopted at
       the ordinary shareholders meeting

V      Lecture and approval the act of meeting note              Non-Voting    No vote
       foreign customers are not        allowed to
       vote




--------------------------------------------------------------------------------------------------------------------------
 ALICORP SAA, LIMA                                                                           Agenda Number:  702276444
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0161K103
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  PEP214001005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 08 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.

1      Election or removal of Members of the Board               Mgmt          For                            For
       of Directors

2      Approve the Corporate Management financial statements     Mgmt          For                            For
       and annual report

3      Approve the designation of outside Auditors               Mgmt          For                            For
       for 2010

4      Approve the determination of compensation for             Mgmt          For                            For
       the Board of Directors

5      Approve the distribution or allocation of profit          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALL-AMERICA LATINA LOGISTICA S A                                                            Agenda Number:  702368475
--------------------------------------------------------------------------------------------------------------------------
        Security:  01643R606
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRALLLCDAM10
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1      Approve the remuneration of Executive Officers,           Mgmt          For                            For
       Non-Executive Directors, and the Fiscal Council
       Members

2      Amend the Lines E, P, and S of Article 17, the            Mgmt          For                            For
       main part and the exclude Lines C, D, E, F,
       G and H from Article 31, the wording of the
       main part of Article 25 and Lines E, P and
       S of Article 17 of the Corporate Bylaws of
       the Company

3      Approve the consolidate Company's Bylaws of               Mgmt          For                            For
       the Company in such a way as to reflect the
       amendments at the meetings of the Board of
       Directors held on 31 MAR 2008, and 17 NOV 2009,
       at the AGM and the EGM held on 28 APR 2008,
       29 APR 2009, and at the EGM held 02 OCT 2009,
       as well as the amendments proposed in the Item
       5 of this meeting




--------------------------------------------------------------------------------------------------------------------------
 ALL-AMERICA LATINA LOGISTICA S A                                                            Agenda Number:  702368576
--------------------------------------------------------------------------------------------------------------------------
        Security:  01643R606
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRALLLCDAM10
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1      Approve to take knowledge of the Directors accounts,      Mgmt          For                            For
       to examine, discuss and the Company's consolidated
       financial statements for the FY ending 31 DEC
       2009

2      Approve the allocation of t he net profits from           Mgmt          For                            For
       the FY, and the distribution of dividends

3      Election the Members of the Board of Directors            Mgmt          For                            For
       and the Finance Committee




--------------------------------------------------------------------------------------------------------------------------
 ALLAHABAD BANK                                                                              Agenda Number:  702435985
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0031K101
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2010
          Ticker:
            ISIN:  INE428A01015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve and adopt the balance sheet, profit               Mgmt          For                            For
       & loss account of the Bank as at  and for the
       year ended 31 MAR 2010, the report of the Board
       of Directors on   the working and activities
       of the Bank for the period covered by the Accounts
       and the Auditor's report on the balance sheet
       and accounts

2      Declare a dividend on equity shares                       Mgmt          For                            For

3      Election of a Director of the Bank from amongst           Mgmt          For                            For
       shareholders (other than      Central Government)
       of the Bank against the casual vacancy caused
       by the      ceasation of directorship of Shri
       Ashok Kumar Mohapatra and to assume office
       from the date following the date of this meeting
       i.e. Friday,11 JUN 2010 and  to hold office
       until 29 JUN 2011




--------------------------------------------------------------------------------------------------------------------------
 ALLIANCE FINANCIAL GROUP BERHAD                                                             Agenda Number:  702035848
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0034W102
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2009
          Ticker:
            ISIN:  MYL2488OO004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 MAR 2009 together with the reports
       of the Directors and the Auditors thereon

2.     Approve the payment of the Directors' fees in             Mgmt          For                            For
       respect of the FYE 31 MAR 2009

3.     Re-elect Tan Yuen Fah as a Director, who retires          Mgmt          For                            For
       by rotation pursuant to Article 82 of the Company's
       Articles of Association

4.     Re-elect Kung Beng Hong as a Director, who retires        Mgmt          For                            For
       by rotation pursuant to Article 82 of the Company's
       Articles of Association

5.     Appoint Messrs PricewaterhouseCoopers as the              Mgmt          For                            For
       Auditors of the Company, in place of the retiring
       Auditors, Messrs. Ernst and Young and authorize
       the Directors to fix their remuneration

6.     Re-appoint Dato' Thomas Mun Lung Lee as a Director        Mgmt          For                            For
       of the Company to hold the office until the
       conclusion of the next AGM of the Company

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GLOBAL GROUP,INC                                                                   Agenda Number:  702102942
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y00334105
    Meeting Type:  AGM
    Meeting Date:  15-Oct-2009
          Ticker:
            ISIN:  PHY003341054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Call to order                                             Mgmt          For                            For

2.     Approve the certification of the notice and               Mgmt          For                            For
       the quorum

3.     Approve the minutes of the annual meeting of              Mgmt          For                            For
       stockholders held on 16 SEP 2008

4.     Receive the report of the Management for year             Mgmt          For                            For
       2008

5.     Appoint Punongbayan Araullo as the Independent            Mgmt          For                            For
       Auditors of the Company

6.     Ratify the acts of the Board of Directors and             Mgmt          For                            For
       the Management for the year 2008

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.

7.1    Elect Andrew L. Tan as a Director                         Mgmt          For                            For

7.2    Elect Sergio R. Ortiz-Luis, Jr. as an Independent         Mgmt          For                            For
       Director

7.3    Elect Kingson  U. Sian as a Director                      Mgmt          For                            For

7.4    Elect Katherine L. Tan as a Director                      Mgmt          For                            For

7.5    Elect Winston S. Co as a Director                         Mgmt          For                            For

7.6    Elect Renato M. Piezas as a Director                      Mgmt          For                            For

7.7    Elect Alejo L. Villanueva, JR. as an Independent          Mgmt          For                            For
       Director

8.     Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALLIED ELECTRONICS CORP LTD ALTRON                                                          Agenda Number:  701992085
--------------------------------------------------------------------------------------------------------------------------
        Security:  S02420123
    Meeting Type:  AGM
    Meeting Date:  14-Jul-2009
          Ticker:
            ISIN:  ZAE000029658
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the annual financial statements                     Mgmt          For                            For

2.1    Re-elect Mr. A.M.R. Smith as a Director                   Mgmt          For                            For

2.2    Re-elect Mr. N.J. Adami as a Director                     Mgmt          For                            For

2.3    Re-elect Ms. D.N.M. Mokhobo as a Director                 Mgmt          For                            For

2.4    Re-elect Mr. N. Claussen as a Director                    Mgmt          For                            For

2.5    Re-elect Mr. P.M.O. Curle as a Director                   Mgmt          For                            For

2.6    Re-elect Mr. R.E. Venter as a Director                    Mgmt          For                            For

3.     Re-appoint KPMG as Independent Auditors                   Mgmt          For                            For

4.S.1  Grant authority to repurchase shares                      Mgmt          For                            For

5.O.1  Approve the control of authorized but unissued            Mgmt          For                            For
       shares

6.O.2  Grant authority to issue shares for cash                  Mgmt          For                            For

7.O.3  Approve the Non-Executive Directors fees                  Mgmt          For                            For

8.O.4  Approve the signature of the documents                    Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN THE NUMBERING OF RESOLUTIONS. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ALLIED ELECTRONICS CORP LTD ALTRON                                                          Agenda Number:  701992097
--------------------------------------------------------------------------------------------------------------------------
        Security:  S02420131
    Meeting Type:  AGM
    Meeting Date:  14-Jul-2009
          Ticker:
            ISIN:  ZAE000029666
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Grant authority to repurchase shares                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALLIED TECHNOLOGIES LTD                                                                     Agenda Number:  702028855
--------------------------------------------------------------------------------------------------------------------------
        Security:  S02200111
    Meeting Type:  AGM
    Meeting Date:  10-Jul-2009
          Ticker:
            ISIN:  ZAE000015251
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual financial statements         Mgmt          For                            For

2.1    Re-elect Dr. HK Davies as a Director                      Mgmt          For                            For

2.2    Re-elect Dr. JEW Carstens as a Director                   Mgmt          For                            For

2.3    Re-elect Mr. CG Venter as a Director                      Mgmt          For                            For

2.4    Re-elect Mr. AMR Smith as a Director                      Mgmt          For                            For

3.     Ratify the Non Executive Directors fees for               Mgmt          For                            For
       2008 and 2009

4.     Re-appoint PKF (jhb) incorporated as an Independent       Mgmt          For                            For
       Auditors of Altech

5.S.1  Approve to general repurchase of securities               Mgmt          For                            For

6.O.1  Approve to control of authorized but unissued             Mgmt          For                            For
       shares

7.O.2  Approve the Non Executive Directors fees for              Mgmt          For                            For
       the period 2009 and 2010

8.O.3  Authorize the Directors and the Secretary to              Mgmt          For                            For
       do all such things and sign all such documents
       necessary to give effect to the mentioned resolutions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ALMACENES EXITO S.A.                                                                        Agenda Number:  702273955
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV12708
    Meeting Type:  OGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  COO31AO00017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 657533 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the verification of the quorum                    Mgmt          For                            For

2.     Approve and reading of the Agenda                         Mgmt          For                            For

3.     Election of the Returning Officers and those              Mgmt          For                            For
       who will review, approve and sign the meeting
       minutes

4.     Receive the annual report from the Board of               Mgmt          For                            For
       Directors and from the office of the President

5.     Approve the presentation of the individual and            Mgmt          For                            For
       consolidated general purpose financial statements,
       their attachments and other documents required
       by law, with a cutoff date of 31 DEC 2009

6.     Receive the report from the Auditor                       Mgmt          For                            For

7.     Approve the management report, of the financial           Mgmt          For                            For
       statements with a cutoff date of 31 DEC 2009,
       together with their attachments and other documents
       required by law

8.     Approve to set the compensation for the Board             Mgmt          Against                        Against
       of Directors

9.     Election of the members of the Board of Directors         Mgmt          For                            For
       for the 201 0 2012 period

10.    Election of the Auditor for the 2010 2012 period          Mgmt          For                            For

11.    Approve the proposals from the management plan            Mgmt          For                            For
       for the distribution of profit; donations

12.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the proposals from the shareholders




--------------------------------------------------------------------------------------------------------------------------
 ALMENDRAL SA                                                                                Agenda Number:  702371232
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0170E106
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  CLP0170E1065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the current state of the Company and              Mgmt          For                            For
       the reports of the external      Auditors corresponding
       to the exercise 2009

2      Approve or reject the annual report, general              Mgmt          For                            For
       balance, profits and loss        statements
       and other financial statements submitted by
       administrators and the report of the external
       Auditors corresponding to the exercise 2009

3      Approve the distribution of the revenues and              Mgmt          For                            For
       the definitive dividend

4      Approve the total renovation of the Board of              Mgmt          For                            For
       Directors

5      Approve the distribution of dividends policy              Mgmt          For                            For
       for future periods

6      Approve to fix the remunerations of the Directors         Mgmt          For                            For
       of the Company

7      Approve the designation of the external Auditors          Mgmt          For                            For
       for the exercise 2009

8      Approve the designation of the risk classifier            Mgmt          For                            For
       agents

9      Approve the information on the operations as              Mgmt          For                            For
       per Articles 44 and 89 of the    Law 18.046
       related to stock companies

10     Approve the fix the remunerations of the members          Mgmt          For                            For
       of the Directors Committee   referred to in
       Article 50 BIS of the Law 18.046, and the budget
       for the       operational expenses of this
       Committee

11     Approve the name of the newspaper where future            Mgmt          For                            For
       corporate publications will be published until
       the next OGM

12     Any other matters                                         Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ALONY HETZ PROPERTIES & INVESTMENTS LTD, RAMAT HAKOVESH                                     Agenda Number:  702278309
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0867F104
    Meeting Type:  SGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  IL0003900136
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Appointment of Mr. Yarom Ariav as an external             Mgmt          For                            For
       Director for a statutory 3 year period in
       place  of David Brodet whose statutory period
       has expired




--------------------------------------------------------------------------------------------------------------------------
 ALTEK CORPORATION                                                                           Agenda Number:  702443982
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0094P104
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0003059002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    To report the 2009 business operations and financial      Non-Voting    No vote
       statements

A.2    To report the audited reports                             Non-Voting    No vote

A.3    To report the status of corporate bonds                   Non-Voting    No vote

A.4    To report the status of endorsement, guarantee            Non-Voting    No vote
       and monetary loans

A.5    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 2.8 per     share, proposed
       stock dividend:20

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings and staff bonus

B.4    Approve the revision to the procedures of monitory        Mgmt          For                            For
       loans, endorsement and     guarantee

B.5    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.6    Other issues                                              Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ALUAR ALUMINIO ARGENTINO SA ALUA                                                            Agenda Number:  702088647
--------------------------------------------------------------------------------------------------------------------------
        Security:  P02599119
    Meeting Type:  OGM
    Meeting Date:  14-Oct-2009
          Ticker:
            ISIN:  ARALUA010258
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT IN ORDER TO PERMIT FOREIGN         Non-Voting    No Action
       SHAREHOLDERS TO PARTICIPATE IN SHAREHOLDERS'
       MEETINGS, ARGENTINEAN COMPANIES MAY REQUEST
       FOREIGN SHAREHOLDERS TO PROVIDE PROOF OF THEIR
       REGISTRATION AT THE SUPERINTENDENCY OF CORPORATIONS
       ('INSPECCION GENERAL DE JUSTICIA')

1.     Approve the designation of 2 shareholders to              Mgmt          No Action
       sign the minutes of the meeting

2.     Approve the documentation prescribed in paragraph         Mgmt          No Action
       1 of Article 234 of law Number 19550, for the
       40th FYE on 30 JUN 2009

3.     Approve the term in office of the Board of Directors,     Mgmt          No Action
       the Audit Committee and of the oversight committee
       for the period mentioned in item 2

4.     Approve the allocation of the capital adjustment          Mgmt          No Action
       that arises in the financial statements to
       30 JUN 2009

5.     Approve the allocation of the profits from the            Mgmt          No Action
       balance for the 40th FY and the balance of
       the reserves for future dividends created by
       the general meeting held on 20 OCT 2005, taking
       into account the effect of the cash dividend
       of a total of ARS 17,292,000.00 made available
       during the same

6.     Approve the remuneration to the Board of Directors        Mgmt          No Action
       [ARS 9,175,921.00] for the FY that ended on
       30 JUN 2009 that led to a quantifiable loss
       under the terms of the rules of the National
       Securities Commission

7.     Approve to set the number and elect full Members          Mgmt          No Action
       of the Board of Directors and alternate Members
       of the Board of Directors

8.     Elect the full and alternate Members of the               Mgmt          No Action
       Oversight Committee

9.     Approve to determine the fees for Members of              Mgmt          No Action
       the Board of Directors and Internal Auditors
       for the 41st FY

10.    Approve to determine the annual budget to the             Mgmt          No Action
       Audit Committee for the 41st FY

11.    Approve to determine the remuneration to the              Mgmt          No Action
       certifying accountant for the FYE on 30 JUN
       2009

12.    Approve the designation of the certifying accountant      Mgmt          No Action
       for the 41st FY and determine his or her remuneration




--------------------------------------------------------------------------------------------------------------------------
 ALUMINUM CORP CHINA LTD                                                                     Agenda Number:  702040988
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0094N109
    Meeting Type:  EGM
    Meeting Date:  24-Aug-2009
          Ticker:
            ISIN:  CNE1000001T8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.1  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company: the type of shares
       and nominal value: the domestic listed RMB
       denominated ordinary shares [A shares], with
       a nominal value of RMB 1.00 each

S.1.2  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company: the method of
       issue: private offering, the Company will,
       within 6 months from obtaining the approval
       of CSRC, issue the A shares to no more than
       10 specific target subscribers at the appropriate
       time

S.1.3  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company: the target subscribers:
       securities investment fund management Companies,
       securities Companies, insurance institutional
       investors, trust investment Companies, finance
       Companies and Qualified Foreign Institutional
       Investors who are qualified legal persons,
       natural persons, or other legally qualified
       investors; the Company will determine the target
       subscribers after obtaining the relevant approval
       and in accordance with the implementation details
       of private offering of shares by listed Companies
       through a bidding process

S.1.4  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company: the lock-up period:
       the A shares subscribed by the target subscribers
       are not transferable for a period of 12 months
       from the date of completion of the A share
       issue

S.1.5  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company: the subscription
       method: all target subscribers will subscribe
       for the A shares in cash

S.1.6  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company: the number of
       A shares to be issued: not more than one billion
       A shares, the number of A shares to be issued
       will be adjusted correspondingly according
       to the proportion of changes in the total share
       capital in case of ex-rights or ex-dividend
       such as distribution of dividends, bonus issue,
       capitalization issue, new issue or placing
       by the Company during the period from the pricing
       base date to the date of issue of the A share;
       authorize the Board the EGM and Class Meetings
       to finalize the number of A shares to be issued,
       having regard to the actual circumstances and
       after consultation with the lead underwriter[s]
       of the A share issue

S.1.7  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company: the pricing base
       date and price of the issue: the pricing base
       date of the A share issue is the date of announcement
       of the resolutions of the 13th meeting of the
       3rd session of the Board; the issue price per
       A share will not be less than 90% of the average
       trading price of the A Shares in the 20 days
       immediately preceding the pricing base date
       [the average trading price of the A Shares
       in the 20 days immediately preceding the pricing
       base date equal to the total amount of A Shares
       traded in the 20 days immediately preceding
       the pricing base date/the total volume of A
       Shares traded in the 20 days immediately preceding
       the pricing base date]; the exact price will
       be determined by the Board after obtaining
       the approval of the CSRC in accordance with
       the authority granted at the EGM and Class
       Meetings and in compliance with the 'Implementation
       Details of Private Offering of Shares by Listed
       Companies', bidding results and in consultation
       with the lead underwriter[s], the minimum issue
       price of the A share issue will be adjusted
       correspondingly in case of ex-rights or ex-dividend
       such as distribution of dividends, bonus issue,
       capitalization issue or placing during the
       period from the pricing base date of the A
       Share Issue to the issue date of the A Shares

S.1.8  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company: the place of
       listing: after expiration of the lock-up period,
       the A Shares issued pursuant to the A share
       issue will be traded on the Shanghai Stock
       Exchange

S.1.9  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company: the use of proceeds:
       the proceeds raised will not exceed RMB 10
       billion; after deduction of the relevant expenses,
       the proceeds will be used in the Chongqing
       800,000 tonnes Alumina Construction Project,
       Xing Xian Alumina Project, Zhongzhou Ore-dressing
       Bayer Process expansion construction project
       and to supplement the working capital, details
       of the project investments are as specified;
       if the actual net proceeds raised in the A
       share issue are less than the amount proposed
       to be utilized as set out above, the Company
       will make up the shortfall by its own means;
       if the time at which the proceeds raised does
       not match the implementation schedule of the
       projects, the Company may utilize other funds
       first and swap them with the proceeds raised
       when the funds are in place

S1.10  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company: the arrangements
       with regard to the cumulated profits not distributed:
       the new A shareholders after completion of
       the A share Issue and existing shareholders
       will share the cumulated profits not distributed
       prior to the A share issue

S1.11  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company: the period of
       validity of the A share issue resolutions:
       12 months from the date of the resolutions
       passed at the respective EGM, A Share Class
       Meeting and H Share Class Meeting

S.2    Approve the Detailed Plan for the Private Offering        Mgmt          For                            For
       of A Shares, as specified

S.3    Authorize the Board in connection with the proposed       Mgmt          For                            For
       A Share Issue: that: the Board and the persons
       to be fully authorized by the Board to deal
       with specific matters relating to the private
       offering of A Shares pursuant to the A share
       issue, including: 1] to formulate and implement
       the specific proposal for the A share issue,
       to determine the number of shares to be issued,
       the issue price, the target subscribers, the
       time for the issue, the commencement and the
       end of the issue period and all other matters
       relating to the A share issue; 2] to revise
       the above approvals for the purpose of complying
       with relevant laws and regulations or the requirements
       of the relevant securities regulatory authorities
       [except those matters which are required to
       be approved afresh at a general meeting pursuant
       to the relevant laws and regulations and the
       Articles of Association] and to adjust the
       projects for which proceeds are to be utilized
       before the A share issue, taking into account
       factors such as the approval of the projects
       by the relevant authorities, the change in
       relevant market conditions and the change in
       the conditions for implementing the projects
       for which the proceeds are to be utilized;
       3] to sign any document relating to the A share
       issue and to complete the procedures for all
       necessary or appropriate applications, submissions,
       registrations and filings in relation to the
       A share issue; 4] to execute, amend, supplement,
       deliver, submit and implement all agreements
       and application documents in relation to the
       A share issue application and approval process;
       5] amend the Articles of Association and handle
       the relevant trade and industry amendment registration
       upon completion of the A share issue and all
       other matters in relation to the A share issue;
       6] to adjust or reduce the proposed amount
       of proceeds to be applied in any one or more
       projects in the event that the actual amount
       of the net proceeds raised is less than the
       total proposed amount of proceeds to be applied
       and to apply the unused proceeds to supplement
       the Company's working capital in the event
       that the actual amount of capital applied to
       the projects is less than the actual amount
       of net proceeds raised; 7] to handle matters
       relating to the listing on the Shanghai Stock
       Exchange of the A shares issued pursuant to
       the A share issue upon completion of the A
       share issue; 8] to deal with, in its absolute
       discretion, all other matters relating to the
       A share issue; and 9] the authorizations in
       items [1] to [7] above will be valid from the
       date of approval of the A share issue at the
       EGM and Class Meetings and will continue to
       be valid while the matters relating thereto
       subsist and the authorizations under the other
       items above will be valid for 12 months following
       the date of approval of the A share issue at
       the EGM and Class Meetings

4.     Approve the conditions for Private Offering               Mgmt          For                            For
       of A shares have been complied with by the
       Company

5.     Approve the 'The Report of Use of Proceeds from           Mgmt          For                            For
       the Last Fund Raising Exercise and Independent
       Assurance Report', as specified

6.     Approve the 'Feasibility Analysis Report on               Mgmt          For                            For
       the Use of Proceeds to be Raised by the Private
       Offering of A Shares of the Company', as specified




--------------------------------------------------------------------------------------------------------------------------
 ALUMINUM CORP CHINA LTD                                                                     Agenda Number:  702041827
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0094N109
    Meeting Type:  CLS
    Meeting Date:  24-Aug-2009
          Ticker:
            ISIN:  CNE1000001T8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.1  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company, the type of shares
       and nominal value: the domestic listed RMB
       denominated ordinary shares [A shares], with
       a nominal value of RMB 1.00 each

S.1.2  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company, the method of
       issue: private offering, the Company will,
       within 6 months from obtaining the approval
       of CSRC, issue the A shares to no more than
       10 specific target subscribers at the appropriate
       time

S.1.3  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company, the target subscribers:
       securities investment fund management Companies,
       securities Companies, insurance institutional
       investors, trust investment Companies, finance
       Companies and Qualified Foreign Institutional
       Investors who are qualified legal persons,
       natural persons, or other legally qualified
       investors; the Company will determine the target
       subscribers after obtaining the relevant approval
       and in accordance with the implementation details
       of private offering of shares by listed Companies
       through a bidding process

S.1.4  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company, the lock-up period:
       the A shares subscribed by the target subscribers
       are not transferable for a period of 12 months
       from the date of completion of the A share
       issue

S.1.5  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company, the subscription
       method: all target subscribers will subscribe
       for the A shares in cash

S.1.6  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company, the number of
       A shares to be issued: not more than one billion
       A shares, the number of A shares to be issued
       will be adjusted correspondingly according
       to the proportion of changes in the total share
       capital in case of ex-rights or ex-dividend
       such as distribution of dividends, bonus issue,
       capitalization issue, new issue or placing
       by the Company during the period from the pricing
       base date to the date of issue of the A share;
       authorize the Board the EGM and Class Meetings
       to finalize the number of A shares to be issued,
       having regard to the actual circumstances and
       after consultation with the lead underwriter[s]
       of the A share issue

S.1.7  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company, the pricing base
       date and price of the issue: the pricing base
       date of the A share issue is the date of announcement
       of the resolutions of the 13th meeting of the
       3rd session of the Board; the issue price per
       A share will not be less than 90% of the average
       trading price of the A Shares in the 20 days
       immediately preceding the pricing base date
       [the average trading price of the A Shares
       in the 20 days immediately preceding the pricing
       base date equal to the total amount of A Shares
       traded in the 20 days immediately preceding
       the pricing base date/the total volume of A
       Shares traded in the 20 days immediately preceding
       the pricing base date]; the exact price will
       be determined by the Board after obtaining
       the approval of the CSRC in accordance with
       the authority granted at the EGM and Class
       Meetings and in compliance with the 'Implementation
       Details of Private Offering of Shares by Listed
       Companies', bidding results and in consultation
       with the lead underwriter[s], the minimum issue
       price of the A share issue will be adjusted
       correspondingly in case of ex-rights or ex-dividend
       such as distribution of dividends, bonus issue,
       capitalization issue or placing during the
       period from the pricing base date of the A
       Share Issue to the issue date of the A Shares

S.1.8  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company, the place of
       listing: after expiration of the lock-up period,
       the A Shares issued pursuant to the A share
       issue will be traded on the Shanghai Stock
       Exchange

S.1.9  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company, the use of proceeds:
       the proceeds raised will not exceed RMB 10
       billion; after deduction of the relevant expenses,
       the proceeds will be used in the Chongqing
       800,000 tonnes Alumina Construction Project,
       Xing Xian Alumina Project, Zhongzhou Ore-dressing
       Bayer Process expansion construction project
       and to supplement the working capital, details
       of the project investments are as specified;
       if the actual net proceeds raised in the A
       share issue are less than the amount proposed
       to be utilized as set out above, the Company
       will make up the shortfall by its own means;
       if the time at which the proceeds raised does
       not match the implementation schedule of the
       projects, the Company may utilize other funds
       first and swap them with the proceeds raised
       when the funds are in place

S1.10  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company, the arrangements
       with regard to the cumulated profits not distributed:
       the new A shareholders after completion of
       the A share Issue and existing shareholders
       will share the cumulated profits not distributed
       prior to the A share issue

S1.11  Approve, in relation to the plan for the proposed         Mgmt          For                            For
       A share issue by the Company, the period of
       validity of the A share issue resolutions:
       12 months from the date of the resolutions
       passed at the respective EGM, A Share Class
       Meeting and H Share Class Meeting

S.2    Approve the Detailed Plan for the Private Offering        Mgmt          For                            For
       of A Shares, as specified

S.3    Authorize the Board the persons to be fully               Mgmt          For                            For
       authorized by the Board, in connection with
       the proposed A Share issue, to deal with specific
       matters relating to the private offering of
       A Shares pursuant to the A share issue, including:
       1] to formulate and implement the specific
       proposal for the A share issue, to determine
       the number of shares to be issued, the issue
       price, the target subscribers, the time for
       the issue, the commencement and the end of
       the issue period and all other matters relating
       to the A share issue; 2] to revise the above
       approvals for the purpose of complying with
       relevant laws and regulations or the requirements
       of the relevant securities regulatory authorities
       [except those matters which are required to
       be approved afresh at a general meeting pursuant
       to the relevant laws and regulations and the
       Articles of Association] and to adjust the
       projects for which proceeds are to be utilized
       before the A share issue, taking into account
       factors such as the approval of the projects
       by the relevant authorities, the change in
       relevant market conditions and the change in
       the conditions for implementing the projects
       for which the proceeds are to be utilized;
       3] to sign any document relating to the A share
       issue and to complete the procedures for all
       necessary or appropriate applications, submissions,
       registrations and filings in relation to the
       A share issue; 4] to execute, amend, supplement,
       deliver, submit and implement all agreements
       and application documents in relation to the
       A share issue application and approval process;
       5] amend the Articles of Association and handle
       the relevant trade and industry amendment registration
       upon completion of the A share issue and all
       other matters in relation to the A share issue;
       6] to adjust or reduce the proposed amount
       of proceeds to be applied in any one or more
       projects in the event that the actual amount
       of the net proceeds raised is less than the
       total proposed amount of proceeds to be applied
       and to apply the unused proceeds to supplement
       the Company's working capital in the event
       that the actual amount of capital applied to
       the projects is less than the actual amount
       of net proceeds raised; 7] to handle matters
       relating to the listing on the Shanghai Stock
       Exchange of the A shares issued pursuant to
       the A share issue upon completion of the A
       share issue; 8] to deal with, in its absolute
       discretion, all other matters relating to the
       A share issue; and 9] the authorizations in
       items [1] to [7] above will be valid from the
       date of approval of the A share issue at the
       EGM and Class Meetings and will continue to
       be valid while the matters relating thereto
       subsist and the authorizations under the other
       items above will be valid for 12 months following
       the date of approval of the A share issue at
       the EGM and Class Meetings




--------------------------------------------------------------------------------------------------------------------------
 ALUMINUM CORP CHINA LTD                                                                     Agenda Number:  702154939
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0094N109
    Meeting Type:  EGM
    Meeting Date:  30-Dec-2009
          Ticker:
            ISIN:  CNE1000001T8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the renewal of the Mutual             Mgmt          For                            For
       Supply Agreement (as specified) and all transactions
       contemplated thereunder and in connection therewith;
       approve the proposed revised annual caps as
       specified in relation to the Mutual Supply
       Agreement for the 3 years ending 31 DEC 2012;
       and authorize any 1 Director of the Company,
       for and on behalf of the Company to execute
       all such other documents and agreements and
       do such acts or things as he may in his absolute
       discretion consider to be necessary, desirable,
       appropriate or expedient to implement or give
       effect to the transactions under the Mutual
       Supply Agreement and the annual caps thereunder

2.     Approve and ratify, the renewal of the Provision          Mgmt          For                            For
       of Aluminum and Aluminum Alloy Ingots and Aluminum
       Fabrication Services Agreement (as specified)
       and all transactions contemplated thereunder
       and in connection therewith; approve the proposed
       revised annual caps as specified in relation
       to the provision of Aluminum and Aluminum Alloy
       Ingots and Aluminum Fabrication Services Agreement
       for the 3 years ending 31 DEC 2012; and authorize
       any 1 Director of the Company, for and on behalf
       of the Company to execute all such other documents
       and agreements and do such acts or things as
       he may in his absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement or give effect to the
       transactions under the Provision of Aluminum
       and Aluminum Alloy Ingots and Aluminum Fabrication
       Services Agreement and the annual caps thereunder

3.     Approve and ratify, the renewal of the Provision          Mgmt          For                            For
       of Engineering, Construction and Supervisory
       Services Agreement (as specified) and all transactions
       contemplated thereunder and in connection therewith;
       approve the proposed revised annual caps as
       specified in relation to the Provision of Engineering,
       Construction and Supervisory Services Agreement
       for the 3 years ending 31 DEC 2012; and authorize
       any 1 Director of the Company, for and on behalf
       of the Company to execute all such other documents
       and agreements and do such acts or things as
       he may in his absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement or give effect to the
       transactions under the Provision of Engineering,
       Construction and Supervisory Services Agreement
       and the annual caps thereunder

4.     Approve and ratify, the renewal of the Long               Mgmt          For                            For
       Term Agreement for Sale and Purchase of Alumina
       as specified, (as specified), and all transactions
       contemplated thereunder and in connection therewith;
       approve the proposed revised annual caps as
       specified in relation to the Long Term Agreement
       for Sale and Purchase of Alumina for the 3
       years ending 31 DEC 2012; and authorize any
       1 Director of the Company, for and on behalf
       of the Company to execute all such other documents
       and agreements and do such acts or things as
       he may in his absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement or give effect to the
       transactions under the Long Term Agreement
       for Sale and Purchase of Alumina and the annual
       caps thereunder




--------------------------------------------------------------------------------------------------------------------------
 ALUMINUM CORP CHINA LTD                                                                     Agenda Number:  702458870
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0094N109
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  CNE1000001T8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN20100506715.pdf

1      Approve the Directors' report for the YE 31               Mgmt          For                            For
       DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       for the YE 31 DEC 2009

3      Approve the Independent Auditor's report and              Mgmt          For                            For
       the audited financial report of the Company
       for the YE 31 DEC 2009 [including the financial
       report prepared in accordance with the International
       Financial Reporting Standards and the financial
       report prepared in accordance with the PRC
       Accounting Standards for Business Enterprises
       [2006]]

4      Approve the non-payment of 2009 final dividends           Mgmt          For                            For
       for the YE 31 DEC 2009 and non-implementation
       of increasing share capital by transferring
       capital reserves

5.a    Re-appoint Mr. Xiong Weiping as an Executive              Mgmt          For                            For
       Director of the 4th session of the Board for
       a term of three years expiring upon conclusion
       of the Company's 2012 AGM

5.b    Re-appoint Mr. Luo Jianchuan as an Executive              Mgmt          For                            For
       Director of the 4th session of the Board for
       a term of three years expiring upon conclusion
       of the Company's 2012 AGM

5.c    Re-appoint Mr. Chen Jihua as an Executive Director        Mgmt          For                            For
       of the 4th session of the Board for a term
       of three years expiring upon conclusion of
       the Company's 2012 AGM

5.d    Re-appoint Mr. Liu Xiangmin as an Executive               Mgmt          For                            For
       Director of the 4th session of the Board for
       a term of three years expiring upon conclusion
       of the Company's 2012 AGM

6.a    Re-appoint Mr. Shi Chungui as a Non-Executive             Mgmt          For                            For
       Directors of the 4th session of the Board for
       a term of three years expiring upon conclusion
       of the Company's 2012 AGM

6.b    Re-appoint Mr. Lv Youqing as a Non-Executive              Mgmt          For                            For
       Directors of the 4th session of the Board for
       a term of three years expiring upon conclusion
       of the Company's 2012 AGM

7.a    Re-appoint Mr. Zhang Zhuoyuan as an Independent           Mgmt          For                            For
       Non-Executive Directors of the 4th session
       of the Board for a term of three years expiring
       upon conclusion of the Company's 2012 AGM

7.b    Re-appoint Mr. Wang Mengkui as an Independent             Mgmt          For                            For
       Non-Executive Directors of the 4th session
       of the Board for a term of three years expiring
       upon conclusion of the Company's 2012 AGM

7.c    Re-appoint Mr. Zhu Demiao as an Independent               Mgmt          For                            For
       Non-Executive Directors of the 4th session
       of the Board for a term of three years expiring
       upon conclusion of the Company's 2012 AGM

8.a    Re-appoint Mr. Ao Hong as shareholders-elected            Mgmt          For                            For
       Supervisors of the 4th session of the Supervisory
       Committee for a term of three years expiring
       upon conclusion of the Company's 2012 AGM

8.b    Re-appoint Mr. Zhang Zhankui as shareholders-elected      Mgmt          For                            For
       Supervisors of the 4th session of the Supervisory
       Committee for a term of three years expiring
       upon conclusion of the Company's 2012 AGM

9      Authorize the Board to set the remuneration               Mgmt          For                            For
       for the Company's Directors and Supervisors
       for year 2010

10     Approve the renewal of one-year liability insurance       Mgmt          For                            For
       for the Company's Directors, Supervisors and
       Senior Management [from 18 MAY 2010 to 17 MAY
       2011]

11     Re-appoint PricewaterhouseCoopers [Certified              Mgmt          For                            For
       Public Accountants, Hong Kong] as the International
       Auditors and PricewaterhouseCoopers Zhong Tian
       CPAs Company Limited as PRC Auditors of the
       Company to hold office until conclusion of
       the next AGM, and authorize the Audit Committee
       of the Board to determine their remuneration

12     Approve proposals [if any] put forward at such            Mgmt          Against                        Against
       meeting by any shareholder(s) holding 3% or
       more of the shares carrying the right to vote
       at such meeting

S.13   Amend the Articles of Association of the Company          Mgmt          For                            For
       [as specified], and authorize any one Director
       or Secretary to the Board to deal with on behalf
       of the Company the relevant filing, amendments
       and registration [where necessary] procedures
       and other related issues arising from the amendments
       to the Articles of Association of the Company

S.14   Approve the issue mandate                                 Mgmt          Against                        Against

S.15   Approve the issue of short-term bills                     Mgmt          Against                        Against

S.16   Approve the issue of medium-term notes                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ALUWORKS GHANA LTD                                                                          Agenda Number:  702148924
--------------------------------------------------------------------------------------------------------------------------
        Security:  V0245G105
    Meeting Type:  AGM
    Meeting Date:  19-Nov-2009
          Ticker:
            ISIN:  GH0000000037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors, the Auditors        Mgmt          For                            For
       and the audited financial statements for the
       YE 31 DEC 2008

2.     Approve the appointment of the Directors                  Mgmt          For                            For

3.     Re-elect the Directors                                    Mgmt          For                            For

4.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors for the ensuing year

S.1    Amend the regulations of the Company to allow             Mgmt          For                            For
       for the issuance of and or conversion to dematerialized
       securities

S.2    Amend the regulations of the Company and approve          Mgmt          Against                        Against
       to increase the authorized number of shares
       of the Company from 100,000,000 shares of no
       par value to 300,000,000 shares of no par value




--------------------------------------------------------------------------------------------------------------------------
 ALVARION LTD, TEL AVIV-JAFFA                                                                Agenda Number:  702060500
--------------------------------------------------------------------------------------------------------------------------
        Security:  M0861T100
    Meeting Type:  OGM
    Meeting Date:  08-Sep-2009
          Ticker:
            ISIN:  IL0010844582
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL.

1.1    Re-elect A. Mahler as an Officiating Director             Mgmt          For                            For

1.2    Elect Ng Eng Ho as a new Director                         Mgmt          For                            For

1.3    Elect D. Inbar as a new Director                          Mgmt          For                            For

2.     Re-elect Professor R. Amit as an External Director        Mgmt          For                            For

3.     Re-appoint the Accountant Auditors and authorize          Mgmt          For                            For
       the Board to fix their remuneration

4.     Approve the financial statements for 2008                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AMBASSADOR HOTEL (TAIWAN)                                                                   Agenda Number:  702276064
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0100V103
    Meeting Type:  AGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  TW0002704004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 0.2 per     share

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Other issues and extraordinary motions                    Mgmt          Against                        Against

-      PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AMBUJA CEM LTD                                                                              Agenda Number:  702290850
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6140K106
    Meeting Type:  AGM
    Meeting Date:  05-Apr-2010
          Ticker:
            ISIN:  INE079A01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the profit and loss account             Mgmt          For                            For
       for the Corporate FYE 31 DEC 2009 and the balance
       sheet as at that date and the reports of the
       Directors and the Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Mr. Nasser Munjee as a Director,               Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. Rajendra P. Chitale as a Director,         Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. Shailesh Haribhakti as a Director,         Mgmt          For                            For
       who retires by rotation

6.     Appoint M/s. S.R. Batliboi and Associates, retiring       Mgmt          For                            For
       Auditors as the Auditors of the Company, to
       hold office from the conclusion of the next
       AGM of the Company and approve to fix their
       remuneration.

S.7    Authorize the Company, pursuant to the provisions         Mgmt          For                            For
       of Sections 198, 309 and all other applicable
       provisions, if any, of the Companies Act,1956
       [including any amendment thereto or re-enactment
       thereof for the time being in force] and subject
       to such permissions, consents and approvals
       from various authorities, as may be required,
       to the payment of commission to the Directors
       [other than the Managing Director and Whole-time
       Directors] for a period of five years commencing
       from 01 JAN 2010 as may be decided by the Board
       from time to time but not exceeding to ceiling
       as prescribed under Section 309(4) of the Companies
       Act, 1956 viz., 1% per annum of the net profits
       of the Company as computed in accordance with
       the provisions of Section 349 read with Section
       350 of the Companies Act, 1956, such commission
       being divisible amongst the Directors in such
       proportion and in such manner as may be decided
       by the Board of Directors of the Company

8.     Authorize the Company, subject to the approval            Mgmt          For                            For
       of the Central Government and pursuant to the
       provisions of Sections 198,269,309 and 310
       and all other applicable provisions, if any
       of the Companies Act, 1956 read with Schedule
       XIII to the said Act, as amended and subject
       to such permissions, consents and approvals
       from various authorities as may be required
       and subject to such conditions, if any, that
       may be imposed by any authority, while granting
       their permissions, consents and approvals and
       which the Board of Directors is authorized
       to accept, its consent and approval to the
       appointment of Mr. Onne Van Der Weijde for
       a period of 5 years as specified: as the Whole-Time
       Director, designated as the Chief Executive
       Officer Designate for a period 17 FEB 2010
       till 30 APR 2010; and as the Managing Director
       from 01 MAY 2010 till 16 FEB 2015; on the specified
       remuneration and other terms; that during his
       tenure as the Chief Executive Officer designated
       and as the Managing Director, Mr. Onne Van
       Der Weijde shall be entitled to be paid/ reimbursed
       by the Company all costs, charges and expenses
       as may be incurred by him for the purposes
       of or on behalf of the Company; that as the
       Managing Director Mr. Onne Van Der Weijde shall
       be liable to retire by rotation under the Section
       255 of the Companies Act 1956, however, if
       re-appointed as a Director immediately on retirement
       by rotation, he shall continue to hold his
       office of Managing Director and re-appointment
       as a Director shall not be deemed to constitute
       a break in his appointment as the Managing
       Director

S.9    Authorize the Board, pursuant to the provisions           Mgmt          Against                        Against
       of Section 81(1A) and all other applicable
       provisions, if any of the Companies Act,1956
       [including any amendment thereto or re-enactment
       thereof for the time being in force], the Securities
       and Exchange Board of India [Employee Stock
       Option Scheme and Employee Stock Purchase Scheme]
       guidelines, 1999 as amended from time (the
       guidelines) and subject to such approvals consents,
       permissions and sanctions as may be necessary
       from appropriate authorities or bodies and
       subject to such conditions as may be prescribed
       by any of them while granting such approvals,
       consents, permissions and sanctions which the
       Board of Directors of the Company (the Board)
       (which term shall be deemed to include any
       Committee thereof) to accept, the approval
       of the Company, to create, offer and grant
       an aggregate of up to 1,00,00,000 options to
       the employees of the Company, each option convertible
       into one equity share of the face value of
       INR 2 each on payment of such exercise price
       as may be decide by the Board and as per the
       terms and conditions framed/to be framed by
       the Board with regard to the Employee Stock
       Option Scheme (hereinafter referred as ESOS
       2010); CONTD.

       CONTD. to issue and allot equity shares as and            Non-Voting    No vote
       when the options are exercised in accordance
       with the terms and conditions of the said ESOS
       2010; to modify or amend any of terms and conditions
       of the ESOS 2010 as and when deemed fit in
       its absolute discretion, subject to the condition
       that such modification/amendment shall always
       be in accordance with the provisions of the
       said guidelines and the provisions of the Companies
       Act,1956; that for the purpose of giving effect
       to this resolution, to do and perform all such
       acts, deeds, matters and things as it may be
       in its absolute discretion deem necessary,
       proper or desirable and to settle any question,
       difficulty or doubt that may arise in regard
       to the grant of options/issue & allotment of
       shares and utilization of the proceeds and
       to finalize and execute all documents and writing
       as may be necessary, desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL SAB DE CV, MEXICO                                                             Agenda Number:  702164346
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0280A101
    Meeting Type:  OGM
    Meeting Date:  01-Dec-2009
          Ticker:
            ISIN:  MXP001691213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN INFORMATION MEETING.          Non-Voting    No vote
       SHOULD YOU WISH TO ATTEND THE MEETING PERSONALLY,
       YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING
       YOUR CLIENT REPRESENTATIVE. THANK YOU

1.     Presentation, and where appropriate, approval             Non-Voting    No vote
       of a proposal, under the retained earnings
       account, to pay a dividend in cash from the
       account balance of consolidated net taxable
       income referred to Income Tax Law in the amount
       of MXN 0.50 each for the shares of the Series
       "AA", "A" and "L" in the capital of the Company,
       payable in a single payment as agreed by the
       assembly; the total amount would be subject
       to the adjustments resulting from or repositioning
       repurchase its own shares, among other Corporate
       events to adjust the number of shares outstanding
       at the time of payment of the dividend

2.     Receive the report on compliance with the tax             Non-Voting    No vote
       obligations of the Company for the FY 2008,
       referred to Article 86, Section XX of the Income
       Tax Law

3.     Appointment of the delegates to give effect               Non-Voting    No vote
       to the resolutions adopted by this assembly
       and, where appropriate, the formalized as appropriate




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL SAB DE CV, MEXICO                                                             Agenda Number:  702271103
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0280A101
    Meeting Type:  EGM
    Meeting Date:  17-Mar-2010
          Ticker:
            ISIN:  MXP001691213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Amend the various provisions of the Corporate             Mgmt          For                            For
       Bylaws of the Company; resolutions in this
       regard

II.    Approve the designation of delegates who will             Mgmt          For                            For
       carry out the resolutions passed by this meeting
       and, if relevant, formalize them as appropriate;
       resolutions in this regard




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL SAB DE CV, MEXICO                                                             Agenda Number:  702274743
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0280A101
    Meeting Type:  OGM
    Meeting Date:  17-Mar-2010
          Ticker:
            ISIN:  MXP001691213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to carry out transactions that represent          Mgmt          For                            For
       20% or more of the           consolidated assets
       of the Company on the basis of numbers corresponding
       to   the end of the fourth quarter of 2009,
       in accordance with that which is       provided
       for in Section 17 of the Corporate Bylaws of
       the Company and in      Article 47 of the Securities
       Market Law; resolutions in this regard

2      Approve the designation of delegates who will             Mgmt          For                            For
       carry out the resolutions       passed by this
       meeting and, if relevant, formalize them as
       appropriate;       resolutions in this regard




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL SAB DE CV, MEXICO                                                             Agenda Number:  702303708
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0280A101
    Meeting Type:  SGM
    Meeting Date:  07-Apr-2010
          Ticker:
            ISIN:  MXP001691213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appointment and/or ratification, if relevant,             Mgmt          For                            For
       of the members of the Board of Directors of
       the Company who are to be appointed by the
       series L Shareholders of the Company

2.     Approve the designation of delegates who will             Mgmt          For                            For
       carry out the resolutions passed by this meeting
       and, if relevant, formalize them as appropriate;
       resolutions in this regard




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL SAB DE CV, MEXICO                                                             Agenda Number:  702317579
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0280A101
    Meeting Type:  OGM
    Meeting Date:  07-Apr-2010
          Ticker:
            ISIN:  MXP001691213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

       PLEASE BE ADVISED THAT ISSUER HAS INFORMED US             Non-Voting    No vote
       THAT FOREIGNERS DO NOT HAVE RIGHT TO PARTICIPATE
       ON THE ORDINARY SHAREHOLDER MEETING OF AMXL.
       THEREFORE, WE WILL CONSIDER YOUR INSTRUCTIONS
       AS NULL BEST REGARDS. THANK YOU.

1.     The information from the general Director prepared        Non-Voting    No vote
       in accordance with the terms of Article 172
       of the general mercantile Companies Law and
       44, part xi, of the Securities Market law,
       accompanied by the opinion of the Outside Auditor,
       regarding the operations and results of the
       Company for the FYE on 31 DEC 2009, as well
       as t he opinion of the Board of Director's
       of the Company regarding the content of said
       report; the report from the Board of Directors
       that is referred to in line b of Article 172
       of the general mercantile Companies Law, in
       which are established and explained the main
       accounting and information policies and criteria
       followed in the preparation of the Company's
       financial information; the information from
       the Board of Directors regarding the transactions
       and activities in which it intervened in accordance
       with the terms of Article 28, part iv, line
       e, of the Securities Market Law; the annual
       report regarding the activities conducted by
       the Audit Committee of the Company in accordance
       with the terms of Article 43 of the Securities
       Market Law and the report with regard to the
       subsidiaries of the Company; the financial
       statements of the Company to 31 DEC 2009, which
       include a proposal for the allocation of profit,
       including the proposal for the payment of a
       cash dividend to shareholders of the Company;
       the report regarding the fulfillment of the
       tax obligations that are the Company's responsibility
       in accordance with Article 86, part xx, of
       the income tax law

2.     Ratification, as the case may be, of the performance      Non-Voting    No vote
       of the Company's Board of Directors and general
       Director for FY 2009 and appointment and/or
       ratification, as the case may be, of the persons
       to become Members of the Company's Board of
       Directors, the Secretary and assistant Secretaries
       of such Board and the Chairman of the Company's
       Audit and Corporate Practices Committee, as
       well as the determination of their compensations,
       resolutions in connection thereto

3.     Ratification, as the case may be, of the Executive        Non-Voting    No vote
       Committees performance, of the Audit and Corporate
       practices and transactions Committee in puerto
       rico and the United States of America for FY
       2009 and appointment and/or ratification, as
       the case may be, of the persons to become Members
       of the Company's Executive Committee, the Audit
       and corporate practices an d transactions committee
       in Puerto rico and the United States of America,
       as well as the determination of the relevant
       compensations, resolutions in connection thereto

4.     Presentation and, as the case may be, approval            Non-Voting    No vote
       of the Board of Directors, report on the Company's
       policies regarding the acquisition of own shares
       and, as the case may be, the placement thereof,
       presentation and, as the case may be, approval
       of a proposal in order to increase the amount
       of funds currently available for the acquisition
       of own shares, in terms of the provisions contained
       in Article 56 of the securities market law,
       resolutions in connection thereto

5.     Appointment of delegates to comply the resolutions        Non-Voting    No vote
       adopted by this meeting and, as the case may
       be, to formalize them as applicable, resolutions
       in connection thereto




--------------------------------------------------------------------------------------------------------------------------
 AMERICAN BANKNOTE SA, RIO DE JANEIRO                                                        Agenda Number:  702108780
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0282R102
    Meeting Type:  EGM
    Meeting Date:  12-Nov-2009
          Ticker:
            ISIN:  BRABNBACNOR4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Amend the Corporate By-Laws of the Company to             Mgmt          For                            For
       exclude the Article 43 and its subparts, which
       deal with the protection of dispersed share
       ownership and to make the necessary adjustments
       to the Corporate By-Laws because of the above
       mentioned exclusion

II.    Approve the consolidation of the Corporate By-Laws        Mgmt          For                            For
       of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AMERICAN BANKNOTE SA, RIO DE JANEIRO                                                        Agenda Number:  702284338
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0282R102
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2010
          Ticker:
            ISIN:  BRABNBACNOR4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to take knowledge of the Directors                Mgmt          For                            For
       accounts, to examine, discuss and vote upon
       the Board of Directors annual report, the financial
       statements for  the FYE 31 DEC 2009

2      Approve to decide on the allocation of the result         Mgmt          For                            For
       of the FY, and the          distribution of
       dividends

3      Approve to establish the number of Members of             Mgmt          For                            For
       the Board of Directors for the  coming term
       in office and to elect them

       PLEASE NOTE THAT ABSENCE OF A POA, MAY CAUSE              Non-Voting    No vote
       YOUR INSTRUCTIONS TO BE REJECTED. THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AMERICAN ORIENTAL BIOENGINEERING, INC.                                                      Agenda Number:  933156603
--------------------------------------------------------------------------------------------------------------------------
        Security:  028731107
    Meeting Type:  Annual
    Meeting Date:  08-Dec-2009
          Ticker:  AOB
            ISIN:  US0287311072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       TONY LIU                                                  Mgmt          For                            For
       JUN MIN                                                   Mgmt          For                            For
       YANCHUN LI                                                Mgmt          For                            For
       BINSHENG LI                                               Mgmt          For                            For
       COSIMO J. PATTI                                           Mgmt          For                            For
       XIANMIN WANG                                              Mgmt          For                            For
       EILEEN BRIDGET BRODY                                      Mgmt          For                            For
       LAWRENCE S. WIZEL                                         Mgmt          For                            For
       BAIQING ZHANG                                             Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST               Mgmt          For                            For
       & YOUNG HUA MING AS THE COMPANY'S INDEPENDENT
       AUDITORS FOR THE 2009 FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 AMMB HOLDINGS BHD                                                                           Agenda Number:  702052589
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0122P100
    Meeting Type:  EGM
    Meeting Date:  13-Aug-2009
          Ticker:
            ISIN:  MYL1015OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to renew the shareholders' mandate for            Mgmt          For                            For
       the Company and/or its subsidiaries to enter
       into recurrent related party transactions of
       a revenue or trading nature with AmcorpGroup
       Berhad and any of its subsidiaries and/or associated
       Companies [Amcorp Group] which are necessary
       for the day-to-day operations of the Company
       and/or of its subsidiaries in the ordinary
       course of business on terms not more favorable
       to Amcorp Group than those generally available
       to the public and which are not detrimental
       to the minority shareholders of the Company,
       as specified; and [Authority expires at the
       conclusion of the next AGM of the Company]
       and that disclosure be made in the annual report
       of the Company of the aggregate value of such
       transactions conducted pursuant to the shareholders'
       mandate granted herein during the FY and authorize
       the Directors of the Company to complete and
       do all such acts and things as they may consider
       expedient or necessary or in the interests
       of the Company and/or its subsidiaries and
       to give effect to the transactions contemplated
       and/or authorized by this resolution

2.     Approve to renew the shareholders' mandate for            Mgmt          For                            For
       the Company and/or its subsidiaries to enter
       into recurrent related party transactions of
       a revenue or trading nature with Australia
       and New Zealand Banking Group Limited and any
       of its subsidiaries and/or associated companies
       [ANZ Group] which are necessary for the day-to-day
       operations of the Company and/or its subsidiaries
       in the ordinary course of business on terms
       not more favorable to ANZ Group than those
       generally available to the public and which
       are not detrimental to the minority shareholders
       of the Company, as specified and [Authority
       expires at the conclusion of the next AGM of
       the Company]; and that disclosure be made in
       the annual report of the Company of the aggregate
       value of such transactions conducted pursuant
       to the shareholders' mandate granted herein
       during the FY and authorize the Directors of
       the Company to complete and do all such acts
       and things as they may consider expedient or
       necessary or in the interests of the Company
       and/or its subsidiaries and to give effect
       to the transactions contemplated and/or authorized
       by this resolution

3.     Approve to renew the shareholders' mandate for            Mgmt          For                            For
       the Company and/or its subsidiaries to enter
       into recurrent related party transactions of
       a revenue or trading nature with Unigaya Protection
       Systems Sdn Bhd and any of its subsidiaries
       and/or associated companies [Unigaya Group]
       which are necessary for the day-to-day operations
       of the Company and/or its subsidiaries in the
       ordinary course of business on terms not more
       favorable to Unigaya Group than those generally
       available to the public and which are not detrimental
       to the minority shareholders of the Company,
       as specified and [Authority in force until
       the conclusion of the next AGM of the Company];
       and that disclosure be made in the annual report
       of the Company of the aggregate value of such
       transactions conducted pursuant to the shareholders'
       mandate granted herein during the FY and authorize
       the Directors of the Company to complete and
       do all such acts and things as they may consider
       expedient or necessary or in the interests
       of the Company and/or its subsidiaries and
       to give effect to the transactions contemplated
       and/or authorized by this resolution

4.     Approve to renew the shareholders' mandate for            Mgmt          For                            For
       the Company and/or its subsidiaries to enter
       into recurrent related party transactions of
       a revenue or trading nature with Modular Corp
       [M] Sdn Bhd and any of its subsidiaries and/or
       associated Companies [Modular Group] which
       are necessary for the day-to-day operations
       of the Company and/or its subsidiaries in the
       ordinary course of business on terms not more
       favorable to Modular Group than those generally
       available to the public and which are not detrimental
       to the minority shareholders of the Company,
       as specified and [Authority in force until
       the conclusion of the next AGM of the Company];
       and that disclosure be made in the annual report
       of the Company of the aggregate value of such
       transactions conducted pursuant to the shareholders'
       mandate granted herein during the FY and authorize
       the Directors of the Company to complete and
       do all such acts and things as they may consider
       expedient or necessary or in the interests
       of the Company and/or its subsidiaries and
       to give effect to the transactions contemplated
       and/or authorized by this resolution

5.     Approve to renew the shareholders' mandate for            Mgmt          For                            For
       the Company and/or its subsidiaries to enter
       into recurrent related party transactions of
       a revenue or trading nature with Cuscapi Berhad
       and any of its subsidiaries and/or associated
       Companies [Cuscapi Group] which are necessary
       for the day-to-day operations of the Company
       and/or its subsidiaries in the ordinary course
       of business on terms not more favorable to
       Cuscapi Group than those generally available
       to the public and which are not detrimental
       to the minority shareholders of the Company,
       as specified and [Authority in force until
       the conclusion of the next AGM of the Company];
       and that disclosure be made in the annual report
       of the Company of the aggregate value of such
       transactions conducted pursuant to the shareholders'
       mandate granted herein during the FY and authorize
       the Directors of the Company to complete and
       do all such acts and things as they may consider
       expedient or necessary or in the interests
       of the Company and/or its subsidiaries and
       to give effect to the transactions contemplated
       and/or authorized by this resolution




--------------------------------------------------------------------------------------------------------------------------
 AMMB HOLDINGS BHD                                                                           Agenda Number:  702052604
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0122P100
    Meeting Type:  AGM
    Meeting Date:  13-Aug-2009
          Ticker:
            ISIN:  MYL1015OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 MAR 2009 and the reports of the
       Directors and Auditors thereon

2.     Approve a first and final dividend of 8.0% less           Mgmt          For                            For
       tax for the FYE 31 MAR 2009

3.     Approve the payment of Directors' fees of MYR             Mgmt          For                            For
       72,000.00 per annum for each Director for the
       FYE 31 MAR 2009

4.     Re-elect Y Bhg Tan Sri Dato' Mohd Ibrahim Mohd            Mgmt          For                            For
       Zain as a Director, who retires by rotation
       pursuant to Article 89 of the Company's Articles
       of Association

5.     Re-elect Dr Robert John Edgar as a Director,              Mgmt          For                            For
       who retires by rotation pursuant to Article
       89 of the Company's Articles of Association

6.     Re-elect Mr. Cheah Tek Kuang as a Director,               Mgmt          For                            For
       who retires by rotation pursuant to Article
       89 of the Company's Articles of Association

7.     Re-elect Mr. Mark David Whelan, who retires               Mgmt          For                            For
       pursuant to Article 97 of the Company's Articles
       of Association

8.     Re-appoint Y Bhg Tan Sri Dato' Azman Hashim               Mgmt          For                            For
       as a Director of the Company, retiring pursuant
       to Section 129 of the Companies Act, 1965,
       to hold office until the next AGM

9.     Re-appoint Y A Bhg Tun Mohammed Hanif Omar as             Mgmt          For                            For
       a Director of the Company, retiring pursuant
       to Section 129 of the Companies Act, 1965,
       to hold office until the next AGM

10.    Re-appoint Messrs. Ernst & Young, the retiring            Mgmt          For                            For
       Auditors and authorize the Directors to determine
       their remuneration

11.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to the Company's Executives' Share Scheme ['ESS']
       as approved by the EGM of the Company held
       on 26 SEP 2008, to allot and issue such number
       of new ordinary shares in the Company from
       time to time as may be required for the purpose
       of the ESS, provided that the total number
       of new and existing ordinary shares in the
       Company to be allotted and issued and/or transferred,
       as the case may be, under the ESS, shall not
       exceed 15% in aggregate of the total issued
       and paid-up ordinary share capital of the Company
       at any point of time throughout the duration
       of the ESS

12.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to the AMMB Holdings Berhad Share Scheme ['ESS']
       as approved by the EGM of the Company held
       on 26 SEP 2008 and subject to the passing of
       the Ordinary Resolution No. 11, to allot and
       issue such number of new ordinary shares in
       the Company to Mr. Cheah Tek Kuang, the Group
       Managing Director of the Company, from time
       to time pursuant to the ESS, and in accordance
       with the specified By-Laws

13.    Authorize the Board of Directors, subject to              Mgmt          For                            For
       the approvals from the relevant authorities,
       where such approval is necessary and pursuant
       to Section 132D of the Companies Act, 1965,
       to issue shares in the capital of the Company
       at any time upon such terms and conditions
       and for such purposes as the Directors, may,
       in their discretion, deem fit provided that
       the aggregate number of shares to be issued
       pursuant to this resolution does not exceed
       10% of the issued share capital of the Company
       for the time being

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 AMOREPACIFIC CORP, SEOUL                                                                    Agenda Number:  702229128
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y01258105
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7090430000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF ABSTAIN          Non-Voting    No vote
       IS DETERMINED TO BE          ACCEPTABLE OR
       NOT IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT ABSTAIN
       AS A VALID VOTE OPTION

1.     Approve the financial statements                          Mgmt          For                            For

2.     Elect the Outside Director who is an Audit Committee      Mgmt          For                            For
       Member

3.     Approve the remuneration for Director                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AMREST HOLDINGS SE, AMSTERDAM                                                               Agenda Number:  702496527
--------------------------------------------------------------------------------------------------------------------------
        Security:  N05252106
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2010
          Ticker:
            ISIN:  NL0000474351
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the OGM                                        Non-Voting    No vote

2.     Election of the Chairman of the OGM                       Mgmt          For                            For

3.     Approve the attendance list                               Mgmt          For                            For

4.     Approve the legality of convening the OGM and             Mgmt          For                            For
       its capacity to adopt resolutions

5.     Adopt the agenda                                          Mgmt          For                            For

6.     Approve the GMS regulations                               Mgmt          For                            For

7.     Receive the management s reports on the activity          Mgmt          For                            For
       of the Company and the capital Group for 2009

8.     Receive the financial statement of the Company            Mgmt          For                            For
       for 2009 and the consolidated financial statement
       for 2009

9.     Receive the Supervisory Board's report for 2009           Mgmt          For                            For

10.a   Approve the management s reports on the activity          Mgmt          For                            For
       of the company and the capital group for 2009

10.b   Approve the financial statement of the company            Mgmt          For                            For
       for 2009 and the consolidated financial statement
       for 2009

11.    Approve the vote of acceptance to the management          Mgmt          For                            For
       and supervisory board

12.    Adopt a resolution on determination of the number         Mgmt          For                            For
       of the supervisory board members

13.    Adopt a resolution on recalling and appointment           Mgmt          For                            For
       of the supervisory board members

14.    Adopt a resolution on remuneration policy of              Mgmt          For                            For
       the supervisory board members

15.    Adopt a resolution on changes in the Company's            Mgmt          For                            For
       statute

16.    Adopt a resolution on establishment of the uniform        Mgmt          For                            For
       text of the Company's statute

17.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 AMTEK AUTO LTD                                                                              Agenda Number:  702033387
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0124E137
    Meeting Type:  EGM
    Meeting Date:  17-Jul-2009
          Ticker:
            ISIN:  INE130C01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [hereinafter referred to as the 'Board', which
       term shall include any Committee thereof],
       pursuant to the provisions of Section 81[1A]
       and other applicable provisions if any, of
       the Companies Act, 1956 [including any amendments
       thereto or re-enactment thereof] the provisions
       of the Foreign Exchange Management Act, 1999
       ['FEMA'], the Foreign Exchange Management [Transfer
       or Issue of Security by a Person Resident outside
       India] Regulations, 2000, the Issue of Foreign
       Currency Convertible Bonds and Ordinary Shares
       [through Depository Receipt Mechanism] Scheme,
       1993 and other applicable laws and regulations,
       and subject to approval of the Company in general
       meeting and in accordance with the regulations
       and guidelines issued by the Government of
       India, the Resave Bank of India ['RBI'], the
       Securities and Exchange Board of India ['SEBI']
       and any competent authorities and clarifications
       issued thereon from time to time and such approvals,
       permissions, consents and sanctions as may
       be necessary from the of concerned statutory
       and other authorities including, but not limited
       to, the Ministry of Finance [Department of
       Economic Affairs] and Ministry Of Industry
       [Foreign Investment Promotion Board/Secretarial
       for Industrial Assistance] and all other Ministries/Departments of the Government of India, the RBI, SEBI and/or
       any other competent authorities and the enabling
       provisions of the Memorandum and Articles of
       Association of the Company, the Listing Agreements
       entered into by the Company with the Stock
       Exchanges where the Company's shares are listed
       and subject to all other necessary approvals,
       permissions, consents and sanctions and subject
       to such conditions and modifications as may
       be prescribed by any of them while granting
       such approvals, permissions, consents and sanctions
       and which may be agreed to create, offer, issue
       and allot in one or more tranches, whether
       rupee denominated or denominated in foreign
       currency, in the course of international and/or
       domestic offering[s] in one or more foreign
       markets and/or domestic market, for a value
       of up to USD 175 millions, representing such
       number of Global Depository Receipts [GDRs],
       American Depository Receipts [ADRs], Foreign
       Currency Convertible Bonds [FCCBs], and/or
       Equity Shares through Depository Receipt Mechanism
       and/or any Other Financial Instruments ['OFls']
       convertible into or linked to Equity Shares
       or with or without detachable warrants with
       a right exercisable by the warrant holders
       to convert or subscribe to the Equity Shares
       or otherwise, in registered or bearer form
       [hereinafter collectively referred to as 'Securities']
       or any combination of Securities to any person
       including foreign/resident investors [whether
       institutions, incorporated bodies, mutual funds
       and/or individuals or otherwise], Foreign Institutional
       Investors, Promoters, Indian and/or Multilateral
       Financial Institutions, Mutual Funds, Non-Resident
       Indians, Employees of the Company and/or any
       other categories of investors, whether they
       be holders of shares of the Company or not
       [collectively caned the 'Investors'] through
       public issue[s] of prospectus, private placement[s]
       or a combination thereof at such time or times,
       at such price or prices, at a discount or premium
       to the market price or prices in such manner
       and on such terms and conditions including
       security, rate of interest, etc., as may be
       decided by and deemed appropriate by the Board
       in its absolute discretion including the discretion
       to determine the categories of Investors to
       whom the offer, issue and allotment shall be
       made to the exclusion of all other categories
       of Investors at the time of such issue and
       allotment considering the prevailing market
       conditions and other relevant factors wherever
       necessary in consultation with the lead Managers,
       as the Board in its absolute discretion may
       deem fit and appropriate; pursuant to the provisions
       of Section 81(1A) and other applicable provisions,
       if any, of the Companies Act, 1956 (including
       any amendments thereto or re-enactment thereof)
       and the provisions of Chapter XIIIA of the
       SEBI (Disclosure and Investor Protection) Guidelines
       2000 ,SEBl DIP Guidelines) and the provisions
       of the Foreign Exchange Management Act, 2000
       ('FEMA'), Foreign Exchange Management (Transfer
       or issue of Security by a Person Resident Outside
       India) Regulations, 2000, the Board of Directors
       may at their absolute discretion, issue, offer
       and allot equity shares or securities convertible
       into equity shares for a value up to the amount
       of USD 175 millions inclusive of such premium,
       as specified above, to Qualified Institutional
       Buyers (as defined by the SEBI DIP Guidelines)
       pursuant to a qualified institutional placement,
       as provided under Chapter XIIIA of the SEBI
       DIP Guidelines; without prejudice to the generality
       of the above, the aforesaid Securities may
       have such features and attributes or any terms
       or combination of terms in accordance with
       international practices to provide for the
       tradability and free transferability thereof
       as per the prevailing practices and regulations
       in the capital markets including but not limited
       to the terms and conditions in relation to
       payment of interest, additional interest premium
       on redemption, prepayment and any other debt
       service payments whatsoever including terms
       for issue of additional Equity Shares or variation
       of the conversion price of the Securities during
       the duration of the Securities and authorize
       the Board in its absolute discretion in such
       manner as it may deem fit, to dispose off Such
       of the Securities that are not subscribed;
       the Securities to be so created, offered, issued
       and allotted shall be subject to the provisions
       of the Memorandum and Articles of Association
       of the Company; and the underlying Equity Shares
       shall rank pari passu with the existing Equity
       Shares of the Company; subject to the provisions
       of applicable law [including but not limited
       to the issue of Foreign Currency Convertible
       Bonds and ordinary shares [Through Depository
       Receipt Mechanism) Scheme, 1993), the issue
       of Equity Shares underlying the Securities
       to the holders of the Securities shall, inter
       alia, be subject to the following terms and
       conditions: [a] the event of the Company making
       a bonus issue by way of capitalization of its
       profits or reserves prior to the allotment
       of the Equity Shares, the number of shares
       to be allotted shall stand augmented in the
       same proportion in which the equity share capital
       increases as a consequence of such bonus issue
       and the premium if any, shall stand reduced
       pro tanto [b] in the event of the Company making
       a rights offer by issue of Equity Shares prior
       to the allotment of the Equity Shares, the
       entitlement to the Equity Shares shall stand
       increased in the same proportion as that of
       the rights offer and such additional Equity
       Shares shall be offered to the holders of the
       Securities at the same price at which the same
       are offered to the existing shareholders, and
       (c) in the event of any merger, amalgamation,
       takeover or any other re-organization, the
       number of shares, the price and the time period
       as aforesaid shall be suitably adjusted; authorize
       the board to appoint Lead Managers, Underwriters,
       Guarantors, Depositories, Custodians, Registrars,
       Trustees, Bankers, Lawyers, Advisors and all
       such Agencies as may be involved or concerned
       in such offerings of Securities and to remunerate..[Contd]

       [contd]...them by way of commission, brokerage,           Non-Voting    No vote
       fees or the like and also to enter into and
       execute all such arrangements, agreements,
       and memorandum documents, etc., with such agencies
       and also to seek the listing of such Securities
       on one or more National and/or international
       Stock Exchange(s); to issue and allot such
       number of Equity Shares as may be required
       to be issued and allotted upon conversion of
       any securities or as may be necessary in accordance
       with the terms of the offering all such Equity
       Shares ranking pari passu with the existing
       Equity Shares of the Company in alt respects
       except the right as to dividend which shall
       be as provided under the terms of the issue
       and in the offering documents; to determine
       the form, terms and timing of the Issue [s],
       including the class of investors to whom the
       securities are to be allotted number of Securities
       to be allotted in each tranche, issue price,
       face value, premium amount on issue/ conversion
       of Securities/exercise of warrants/redemption
       of Securities, rate of interest redemption
       period, relevant date for pricing, listings
       on one or more stock exchanges in India and/or
       abroad as the Board in its absolute discretion
       deems fit and to make and accept any modifications
       in the proposal as may be required by the authorities
       involved in such issues in India and/or abroad,
       to do all acts, deeds, matters and things and
       to settle any questions or difficulties that
       may arise in regard to the Issue[s]

2.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       [hereinafter referred to as the 'Board', which
       term shall include any Committee thereof] subject
       to the provisions of Section 293[1][d] and
       other applicable provisions, if any, of the
       Companies Act, 1956 for the borrowing by the
       Board from time to time, subject to any restriction
       imposed by the terms of the agreements as may
       have been entered into or may be entered into
       from time to time for grant of any assistance
       to the Company, of all moneys deemed by them
       to be requisite or proper for the purpose of
       carrying on the business of the Company so,
       however, that the total amount of such borrowing
       shall not exceed INR 5000 Crores notwithstanding
       that the moneys to be borrowed together with
       the money's already borrowed by the Company
       [part from temporary loans, if any, obtained
       from the Company's bankers in the ordinary
       course of business] will exceed the aggregate
       of the paid-up capital and free reserves of
       the Company and its free reserves, that is
       to say, reserves not set apart for any specific
       purpose

3.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       [hereinafter called 'the Board' and which term
       shall be deemed to include any Committee, which
       the Board may have constituted or hereinafter
       constitute to exercise its powers including
       powers conferred by this resolutions and with
       the power to delegate such authority to any
       persons or persons], pursuant to the provisions
       of Section 293(1)(a) and other applicable provisions,
       if any, of the Companies Act, 1956 [including
       any statutory modifications or re-enactment
       thereof, for the time being in force] and such
       other approvals as may be necessary, to mortgage
       or lease and/or create charge in addition to
       charge created to be created by the Company;
       on ail or any of the moveable and/or immoveable,
       tangible and/or intangible properties of the
       Company, wherever situate, both present and
       future, with such ranking as the Board may
       in its absolute discretion decide, on such
       terms and conditions and at such time or times
       or in such form and manner as it may deem fit,
       in favour of various financial institutional
       Banks /Trustees for the Bond and/or Debenture
       holders etc, [hereinafter referred as 'the
       lenders to secure any term loans cash credit
       facilities/debenture bonds or the like, obtained
       to be obtained from any of the aforesaid lenders
       not exceeding INR 5000 Crores together with
       interest thereon at the respective agreed rates,
       compound interest, additional interest; liquidated
       damages, premia on prepayment or on redemption,
       costs, charges, expenses and other moneys payable
       by the Company to the aforesaid lenders in
       term of loan agreement(s) and/or any other
       document(s) entered into between the Company
       and the lenders in term agent in respect of
       the aforesaid financial facilities including
       bank guarantee facility; authorize the Board
       to negotiate and finalize with the lenders,
       terms and conditions, including the nature
       and ranking of declare and/or mortgage, documents
       for creation of mortgage and or charge and
       to do all such acts, deeds, matters and things
       incidental thereto and to execute all such
       documents or writings as may be considered
       necessary for giving effect to this resolution;
       to settle any issue relating to security documentation
       etc., with the concerned lenders as may be
       considered appropriate by it




--------------------------------------------------------------------------------------------------------------------------
 AMTEK AUTO LTD                                                                              Agenda Number:  702180388
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0124E137
    Meeting Type:  AGM
    Meeting Date:  31-Dec-2009
          Ticker:
            ISIN:  INE130C01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       of the Company as at 30 JUN 2009, the audited
       profit and loss account for the YE on that
       date, together with the reports of the Board
       of Directors and the Auditors thereon

2.     Re-appoint Mr. Rajeev Thakur as a Director,               Mgmt          For                            For
       who retires by rotation

3.     Declare a dividend                                        Mgmt          For                            For

4.     Appoint the Auditors to hold office from the              Mgmt          For                            For
       conclusion of this AGM until the conclusion
       of next AGM




--------------------------------------------------------------------------------------------------------------------------
 AMTRAN TECHNOLOGY CO LTD                                                                    Agenda Number:  702449035
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0124Y109
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002489002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of buyback treasury stock                      Non-Voting    No vote

A.4    The status of corporate bonds                             Non-Voting    No vote

A.5    The status of Joint-Venture in People's Republic          Non-Voting    No vote
       of China

A.6    The status of endorsement and guarantee                   Non-Voting    No vote

A.7    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution proposed             Mgmt          For                            For
       cash dividend: TWD 2 per share

B.3    Approve the issue of new shares from retained             Mgmt          For                            For
       earnings and staff bonus,       proposed stock
       dividend: 50 for 1,000 shares held

B.4    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.5    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.6    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.7    Extraordinary motions                                     Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ANADOLU ANONIM TURK SIGORTA SIRKETI, ISTANBUL                                               Agenda Number:  702286560
--------------------------------------------------------------------------------------------------------------------------
        Security:  M10028104
    Meeting Type:  OGM
    Meeting Date:  29-Mar-2010
          Ticker:
            ISIN:  TRAANSGR91O1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Election of the Chairmanship and authorize the            Mgmt          No Action
       Chairmanship in order to sign

2      Approve the reading and discussion of the Board           Mgmt          No Action
       of Directors' and receive the activity report,
       auditors' report

3.1    Ratify the financial statements of year 2009              Mgmt          No Action
       and grant discharge to the Board Members

3.2    Ratify the financial statements of year 2009              Mgmt          No Action
       and grant discharge to the       Auditors

4      Approve to give information about policy on               Mgmt          No Action
       distribution of profits and       taking decision
       on distribution of profit

5      Ratify of the mid-term elections held in accordance       Mgmt          No Action
       with the Article 315 of   the Turkish trade
       code and Article 18 of the Articles of Association
       for the  vacated Board Memberships

6      Approve to give information about the Auditors            Mgmt          No Action
       elected in the mid-term

7      Election of the Members of the Board of Directors         Mgmt          No Action
       and determination of their

8      Election of the Auditors                                  Mgmt          No Action

9      Approve the determination of  remuneration of             Mgmt          No Action
       the Members of the Board of     Directors and
       Auditors

10     Approve for taking decision on the Independent            Mgmt          No Action
       External Auditing Company

11     Wishes and Closing                                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ANADOLU EFES BIRACILIK VE MALT SANAYI AS, ISTANBUL                                          Agenda Number:  702322037
--------------------------------------------------------------------------------------------------------------------------
        Security:  M10225106
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  TRAAEFES91A9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Election of the Chairmanship and authorize the            Mgmt          No Action
       Chairmanship to sign the

2      Receive the Board of Directors' activity report,          Mgmt          No Action
       Auditors' report as well as  of the Independent
       Auditing Company's report

3      Approve the consolidated balance sheet and income         Mgmt          No Action
       statement of year 2009      prepared in accordance
       with the capital market legislation

4      Grant discharge to the Board Members and the              Mgmt          No Action
       Auditors

5      Approve the Board of Director's proposal concern          Mgmt          No Action
       ng the distr but on of       prof t

6      Election of the members of the Board of Directors         Mgmt          No Action
       as well as of the Auditors

7      Approve to give information to the shareholders           Mgmt          No Action
       about the donations given     across year

8      Approve to give information to the shareholders           Mgmt          No Action
       about the policy on           distribution
       of profit and disclosure policy within the
       terms of the          corporate governace principals

9      Ratify the election of  ndependent  Auditing              Mgmt          No Action
       Company in accordance with the   capital market
       Board's regulation concerning 'capital Market
       ndependent      External Auditing'

10     Approve to informe the shareholders on hypothecs,         Mgmt          No Action
       mortgages and guareentees   granted in favour
       of the third parties as well as the income
       and benefit      gained, within the terms of
       the Capital Market Board's Legislation

11     Amend the Articles of Association, in accordance          Mgmt          No Action
       with the permission granted  by ministry of
       industry and trade

12     Authorize the members of the Board of Directors           Mgmt          No Action
       in accordance with the        Articles 334
       and 335 of the Turkish Trade Code

13     Closing                                                   Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ANDHRA BANK LTD                                                                             Agenda Number:  702467223
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y01279119
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2010
          Ticker:
            ISIN:  INE434A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve and adopt the Audited Balance Sheet               Mgmt          For                            For
       as at 31 MAR 2010 and the Profit  and Loss
       Account for the YE on that date, the report
       of the Board of          Directors on the working
       and activities of the Bank for the period covered
       by the Accounts and the Auditors' report on
       the Balance Sheet and Accounts

2      Declare a dividend on Equity Shares                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ANGANG STEEL COMPANY LTD                                                                    Agenda Number:  702061184
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0132D105
    Meeting Type:  EGM
    Meeting Date:  18-Sep-2009
          Ticker:
            ISIN:  CNE1000001V4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.a  Approve the placement of new H Shares with nominal        Mgmt          Against                        Against
       value of RMB 1.00 to the Qualified Investors
       [the "Placement"], and that the application
       of which shall be made to the Hong Kong Stock
       Exchange for the listing of, and permission
       to deal in, such H Shares on the Hong Kong
       Stock Exchange

S.1.b  Approve that: i] the number of H Shares subject           Mgmt          Against                        Against
       to the placement shall not be more than 217,160,000
       new H Shares and the actual amount of the new
       H Shares to be issued under the Specific Mandate
       shall be determined by the Board and the underwriter
       pursuant to the market conditions and in accordance
       with the relevant requirements under the Hong
       Kong Listing Rules following receipt of all
       the approvals from the CSRC and other relevant
       PRC authorities; and ii] an aggregate of not
       more than 21,716,000 new H Shares, representing
       10% of the total number of the new H Shares
       to be placed as mentioned in the preceding
       paragraph, shall be converted, pursuant to
       the existing PRC laws and regulations, from
       an equal number of the Domestic Shares held
       by Angang Holding [as the holder of the state-owned
       Domestic Shares and shall, subject to the approval[s]
       by the relevant authorities and at the option
       of the NSSF Council, aa] be allocated to the
       NSSF Council for nil consideration; or [bb]
       be placed to the Qualified Investor[s] with
       the proceeds to be paid to the NSSF Council
       [the "NSSF Council Shares"]

S.1.c  Approve that the target placees shall be Qualified        Mgmt          Against                        Against
       Investors, being the overseas individuals,
       institutional investor[s] and other qualified
       investors which are independent of, and which
       are not the connected persons of, the Company

S.1.d  Approve that the placing price shall be determined        Mgmt          Against                        Against
       by the Board in the best interest of the Shareholders
       with reference to: i] the trading performance
       of the H Shares, being the average closing
       price of the H Shares in the five consecutive
       trading days immediately prior to the date
       of any placing agreement in relation to the
       Placement, and ii] the trading performance
       and trading multiples of the comparable listed
       companies that engaged in similar businesses
       before the Placement

S.1.e  Approve that the accumulated profit of the Company        Mgmt          Against                        Against
       prior to the Placement shall be shared by all
       the Shareholders immediately before and after
       such Placement

S.1.f  Approve that the validity of the resolutions              Mgmt          Against                        Against
       passed at the EGM to approve the grant of the
       Specific Mandate to the Board and the matters
       relating thereto shall be 12 months from such
       meetings

S.2    Authorize the Board, subject to the passing               Mgmt          Against                        Against
       of Resolution [1], to deal with all the matters
       in relation to the specific mandate with full
       authority for a term of 12 months; such matters
       include but are not limited to: a] submit all
       the relevant applications, reports and other
       documents to the relevant PRC and overseas
       authorities and deal with all the procedures
       to obtain and/or procure all the relevant approvals,
       registration, filing, sanction and permission;
       b] be responsible for the exercise of the specific
       mandate to issue new H shares pursuant to the
       terms thereof approved by the Shareholders
       at the EGM, the domestic shareholders Class
       Meeting and the H Shareholders Class Meeting,
       respectively, including but not limited to
       the determination of the actual size, placing
       price [including the price range and final
       price], timing, method and target placee[s]
       of the Placement, the execution, implementation,
       modification and termination of any agreement,
       contract or other documents relating to the
       exercise of the Specific Mandate to issue new
       H Shares and other relevant matters; c] be
       responsible for obtaining all the approvals
       and permissions from the CSRC, the Hong Kong
       Stock Exchange and other relevant PRC and overseas
       authorities in relation to the exercise of
       the Specific Mandate to issue new H Shares;
       d] engage CITIC Securities International Company
       Ltd as the sole lead manager, King & Wood as
       the legal advisers on the laws of the PRC,
       Morrison & Foerster as the legal advisers on
       the laws of Hong Kong if and as required in
       relation to the exercise of the Specific Mandate
       to issue new H shares and enter into the relevant
       engagement agreements; e] engage other relevant
       intermediary parties if and as required in
       relation to the exercise of the Specific Mandate
       to issue new H shares and enter into the relevant
       engagement agreements; f] amend the Articles
       of Association of the Company according to
       the result of the exercise of the Specific
       Mandate to issue new H Shares, deal with the
       relevant registration and filing procedures
       with the relevant industry and commerce administration
       authorities and other matters in relation to
       the implementation of the Shareholders' approvals;
       g] make appropriate amendments to the terms
       of the Specific Mandate in light of the specific
       circumstances and pursuant to the approval[s]
       by the relevant authorities; and h] execute,
       implement, amend and complete any document
       and do any act as necessary and appropriate
       in relation to the exercise of the Specific
       Mandate to issue new H Shares; Upon the authorization
       to the Board by the Shareholders at the EGM,
       the Domestic Shareholders Class Meeting and
       the H Shareholders Class Meeting as mentioned
       above, and to delegate such authorization to
       the Chairman of and the Secretary to the Board
       to deal with, jointly or severally, all the
       matters as mentioned above

S.3    Approve that, subject to the passing of Resolutions       Mgmt          Against                        Against
       [1] and [2], the use of proceeds from the Placement
       [excluding the proceeds from the placement
       of the NSSF Council Shares] by the Company
       for general working capital purpose

S.4.a  Approve, subject to the financial and operational         Mgmt          Against                        Against
       conditions of the Company, the offer and issue
       of the short-term debentures with an aggregate
       principal amount of not more than RMB 6 billion
       [the "Debentures"] to the institutional investors
       in the PRC Inter-Bank Debenture Market

S.4.b  Approve that the offer of the Debentures in               Mgmt          Against                        Against
       two tranches, each with an aggregate principal
       amount of RMB 3 billion and a term of maturity
       of not more than 365 days

S.4.c  Approve that the interest rates shall be determined       Mgmt          Against                        Against
       in accordance with the market conditions, and
       that the interest rates shall be floating based
       on the Shanghai Inter bank offered rate ["SHIBOR"]
       within a range to be determined by reference
       to the Company's credit rating to be assigned
       by a qualified independent PRC credit rating
       agency

S.4.d  Approve that the offering of the Debentures               Mgmt          Against                        Against
       to the institutional investors in the PRC inter
       bank debenture market [save for those prohibited
       from subscribing for the Debentures under the
       PRC laws and regulations

S.4.e  Approve that the proceeds from the issue of               Mgmt          Against                        Against
       the Debentures shall be used to repay certain
       bank loans of the Company in order to improve
       its debt structure and lower its financing
       cost

S.4.f  Approve that the Shareholders' approval in relation       Mgmt          Against                        Against
       to the Proposed Issue of Short-Term Debentures
       shall be valid for 24 months

S.4.g  Authorize the Board to deal with all the matters          Mgmt          Against                        Against
       relating to Proposed Issue of Short-Term Debentures
       in accordance with the specific needs of the
       Company and the prevailing market conditions.
       Such matters include but are not limited to:
       i] determine the specific terms, conditions
       and other matters of the Proposed Issue of
       Short-Term Debentures [including but not limited
       to the determination of the offering timing,
       actual aggregate amount, tranches and interest
       rates] and making any adjustments to such terms
       and conditions pursuant to the relevant PRC
       laws and regulations and the requirement of
       the relevant regulatory authorities; ii] take
       all such actions as necessary and incidental
       to the Proposed Issue of Short- Term Debentures
       [including but not limited to the obtaining
       of all the relevant approvals, the determination
       of underwriting arrangements and the preparation
       of all the relevant application documents];
       and iii] take all such actions as necessary
       for the purposes of implementing the Proposed
       Issue of Short-Term Debentures [including but
       not limited to the execution of all the requisite
       documents and the disclosure of the relevant
       information in accordance with the applicable
       laws] upon the authorization to the Board by
       the Shareholders as mentioned above, and to
       delegate such to delegate such authorization
       to the chairman of the Board to deal with all
       the matters as mentioned above

5.     Appoint Mr. Kwong Chi Kit, Victor as an Independent       Mgmt          Against                        Against
       Non-Executive Director of the Company effective
       from the date of the passing of this resolution
       till the conclusion of the AGM of the Company
       in 2012




--------------------------------------------------------------------------------------------------------------------------
 ANGANG STEEL COMPANY LTD                                                                    Agenda Number:  702061893
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0132D105
    Meeting Type:  CLS
    Meeting Date:  18-Sep-2009
          Ticker:
            ISIN:  CNE1000001V4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.A  Approve, the placement of new H Shares with               Mgmt          For                            For
       nominal value of RMB 1.00 to the Qualified
       Investors (the 'Placement'); and the application
       of which shall be made to the Hong Kong Stock
       Exchange for the listing of, and permission
       to deal in, such H Shares on the Hong Kong
       Stock Exchange

S.1.B  Approve to issue the number of H Shares subject           Mgmt          Against                        Against
       to the Placement shall not be more than 217,160,000
       new H Shares and the actual amount of the new
       H Shares under the Specific Mandate shall be
       determined by the Board and the underwriter
       pursuant to the market conditions and in accordance
       with the relevant requirements under the Hong
       Kong Listing Rules following receipt of all
       the approvals from the CSRC and other relevant
       PRC authorities; and to place an aggregate
       of not more than 21,716,000 new H Shares, representing
       10% of the total number of the new H Shares
       as mentioned in this resolution, shall be converted,
       pursuant to the existing PRC laws and regulations,
       from an equal number of the Domestic Shares
       held by Angang Holding (as the holder of the
       state-owned Domestic Shares) and shall, subject
       to the approval(s) by the relevant authorities
       and at the option of the NSSF Council, (aa)
       be allocated to the NSSF Council for nil consideration;
       or (bb) be placed to the Qualified Investor(s)
       with the proceeds to be paid to the NSSF Council
       (the 'NSSF Council Shares')

S1.C   Approve the target placees shall be Qualified             Mgmt          For                            For
       Investors, being the overseas individuals,
       institutional investor(s) and other qualified
       investors which are independent of, and which
       are not the connected persons of, the Company

S.1.D  Approve to determine the placing price by the             Mgmt          Against                        Against
       Board in the best interest of the Shareholders
       with reference to: (i) the trading performance
       of the H Shares, being the average closing
       price of the H Shares in the five consecutive
       trading days immediately prior to the date
       of any placing agreement in relation to the
       Placement, and (ii) the trading performance
       and trading multiples of the comparable listed
       Companies that engaged in similar businesses
       before the Placement

S.1.E  Approve to share the accumulated profit of the            Mgmt          For                            For
       Company prior to the Placement by all the Shareholders
       immediately before and after such Placement

S.1.F  Approve the validity of the resolutions passed            Mgmt          Against                        Against
       at the H Shareholders Class Meeting to approve
       the grant of the Specific Mandate to the Board
       and the matters relating thereto shall be 12
       months from such meetings

S.2    Authorize the Board, subject to the passing               Mgmt          For                            For
       of Resolution 1, to deal with all the matters
       in relation to the Specific Mandate with full
       authority for a term of 12 months; such matters
       include but are not limited to: a) submit all
       the relevant applications, reports and other
       documents to the relevant PRC and overseas
       authorities and deal with all the procedures
       to obtain and/or procure all the relevant approvals,
       registration, filing, sanction and permission;
       b) be responsible for the exercise of the Specific
       Mandate to issue new H Shares pursuant to the
       terms thereof approved by the Shareholders
       at the EGM, the Domestic Shareholders Class
       Meeting and the H Shareholders Class Meeting,
       respectively, including but not limited to
       the determination of the actual size, placing
       price (including the price range and final
       price), timing, method and target placee (s)
       of the Placement(s), the execution, implementation,
       modification and termination of any agreement,
       contract or other documents relating to the
       exercise of the Specific Mandate to issue new
       H Shares and other relevant matters; c) be
       responsible for obtaining all the approvals
       and permissions from the CSRC, the Hong Kong
       Stock Exchange and other relevant PRC and overseas
       authorities in relation to the exercise of
       the Specific Mandate to issue new H Shares;
       d) engage CITIC Securities International Co.,
       Ltd. as the sole lead manager, King & Wood
       as the legal advisers on the laws of the PRC,
       Morrison & Foerster as the legal advisers on
       the laws of Hong Kong if and as required in
       relation to the exercise of the Specific Mandate
       to issue new H shares and enter into the relevant
       engagement agreements; e) engage other relevant
       intermediary parties if and as required in
       relation to the exercise of the Specific Mandate
       to issue new H shares and enter into the relevant
       engagement agreements; f) amend the Articles
       of Association of the Company according to
       the result of the exercise of the Specific
       Mandate to issue new H Shares, deal with the
       relevant registration and filing procedures
       with the relevant industry and commerce administration
       authorities and other matters in relation to
       the implementation of the Shareholders' approvals;
       g) make appropriate amendments to the terms
       of the Specific Mandate in light of the specific
       circumstances and pursuant to the approval(s)
       by the relevant authorities; and h) execute,
       implement, amend and complete any document
       and do any act as necessary and appropriate
       in relation to the exercise of the Specific
       Mandate to issue new H Shares; upon the authorization
       to the Board by the Shareholders at the EGM,
       the Domestic Shareholders Class Meeting and
       the H Shareholders Class Meeting as mentioned
       above; to delegate such authorization to the
       Chairman of and the secretary to the Board
       to deal with, jointly or severally, all the
       matters as mentioned above

S.3    Approve, subject to the passing of Resolutions            Mgmt          For                            For
       1 and 2, the use of proceeds from the Placement
       [excluding the proceeds from the placement
       of the NSSF Council Shares] by the Company
       for general working capital purpose




--------------------------------------------------------------------------------------------------------------------------
 ANGANG STEEL COMPANY LTD                                                                    Agenda Number:  702154888
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0132D105
    Meeting Type:  EGM
    Meeting Date:  28-Dec-2009
          Ticker:
            ISIN:  CNE1000001V4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Joint Venture Agreement and the               Mgmt          For                            For
       transactions contemplated therein and authorize
       the Directors of the Company to do such further
       acts and things and execute such further documents
       and take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the terms of
       the Joint Venture Agreement

2.     Approve the 2009 Supply of Materials and Services         Mgmt          For                            For
       Agreement, the relevant monetary caps of 2010
       and 2011, and the transactions contemplated
       therein and authorize the Directors of the
       Company to do such further acts and things
       and execute such further documents and take
       all such steps which in their opinion may be
       necessary, desirable or expedient to implement
       and/or give effect to the terms of the 2009
       Supply of Materials and Services Agreement




--------------------------------------------------------------------------------------------------------------------------
 ANGANG STEEL COMPANY LTD                                                                    Agenda Number:  702444340
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0132D105
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE1000001V4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL       LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291437.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for 2009

3      Approve the Audited financial statements of               Mgmt          For                            For
       the Company for 2009

4      Approve the proposal for distribution of the              Mgmt          For                            For
       profits of the Company for 2009

5      Approve the proposed remuneration of the Directors        Mgmt          For                            For
       and Supervisors of the     Company for 2009

6      Approve the appointment of RSM China Certified            Mgmt          For                            For
       Public Accountants and RSM     Nelson Wheeler
       Certified Public Accountants as the domestic
       and international Auditor of the Company, respectively,
       for 2010, and authorize the Board of    Directors
       of the Company to determine their remunerations

S.7    Approve to grant the general mandate to the               Mgmt          For                            For
       Board of Directors  the 'Board'   and/or the
       Committee of the Board (which is composed by
       the Directors of the  Company and authorized
       by the Board)




--------------------------------------------------------------------------------------------------------------------------
 ANGLO PLATINUM LTD                                                                          Agenda Number:  702239004
--------------------------------------------------------------------------------------------------------------------------
        Security:  S9122P108
    Meeting Type:  AGM
    Meeting Date:  29-Mar-2010
          Ticker:
            ISIN:  ZAE000013181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Adopt the annual financial statements for the             Mgmt          For                            For
       YE 31 DEC 2009, together with   the Directors'
       report and the report of the Auditors

O.2.1  Re-elect Mr. T M F Phaswana as a Director of              Mgmt          For                            For
       the Company, who retires in      terms of Article
       82 of the Articles of Association of the Company

O.2.2  Re-elect Mr. R M W Dunne as a Director of the             Mgmt          For                            For
       Company, who retires in terms   of Article
       82 of the Articles of Association of the Company

O.2.3  Re-elect R Medori as a Director of the Company,           Mgmt          For                            For
       who retires in terms of       Article 85 of
       the Articles of Association of the Company

O.2.4  Re-elect Ms. W E Lucas-Bull as a Director of              Mgmt          For                            For
       the Company, who retires in      terms of Article
       82 of the Articles of Association of the Company

O.3    Appointment of Mr. R M W Dunne  Chairman , Ms.            Mgmt          For                            For
       S E N Sebotsa  Member , Mr. TA Wixley [Member]
       to the Audit Committee in terms of Section
       94(2), the Board has determined that each of
       the Members standing for appointment is Independent
       in accordance with requirements of Section
       94(4)(b), and that they possess the required
       qualifications and experience as determined
       by the Board

O.4    Re-appoint Deloitte & Touche as the External              Mgmt          For                            For
       Auditors of the Company and of   the Group
       until the conclusion of the next AGM

O.5    Approve, that in terms of Article 71(b) of the            Mgmt          For                            For
       Company's Articles of          Association,
       the fees payable to the Chairman and Non-Executive
       Directors for their services to the Board,
       Audit and other committees of the Board be
       revised with effect from  01 JAN 2010
       as specified

O.6    Approve the Company's Remuneration Policy, as             Mgmt          For                            For
       specified in the remuneration   report, which
       forms part of this annual report

O.7    Approve, subject to the provisions of Section             Mgmt          For                            For
       221 of the Companies Act, 1973, as amended,
       and the Listings Requirements of the JSE Limited,
       to place the    authorized but unissued ordinary
       shares of 10 cents each in the share capital
       of the Company  excluding for this purpose
       those ordinary shares over which   the Directors
       have been given specific authority to meet
       the requirements of  the Anglo Platinum share
       schemes  at the disposal and under the control
       of    the Directors, to allot and issue such
       shares in their discretion to such     persons
       on such terms and conditions and at such times
       as the Directors may   determine, which authority
       shall only be valid until the Company's next
       AGM

S.1    Authorize the Company and/or any of its subsidiaries,     Mgmt          For                            For
       in terms of Sections 85 and 89 of the Companies
       Act 1973 as amended  the Companies Act  and
       in terms  of the Listing Requirements of the
       JSE Limited  the Listing Requirements , to
       acquire ordinary shares of 10 cents each  Ordinary
       issued by the Company,    and/or conclude
       derivative transactions which may result in
       the purchase of   ordinary shares in terms
       of the Listings Requirements, it being recorded
       that such Listings Requirements currently require,
       inter alia, that: may make a    general repurchase
       of securities only if any such repurchases
       of ordinary     shares shall be implemented
       on the main Board of the JSE Limited  JSE
       or any other stock exchange on which the Company's
       shares are listed and on which    the Company
       or any of its subsidiaries may wish to implement
       any repurchases  of ordinary shares with the
       approval of the JSE and any other such Stock
       Exchange, as necessary, not exceedin

-      CONTD. in aggregate of 10% above the weighted             Non-Voting    No vote
       average market price of such    shares over
       the previous 5 business days; in addition,
       ordinary shares        acquired in terms of
       this general authority to fulfill the requirements
       of    the Bonus Share Plan  BSP  will also
       not be purchased at a price greater than the
       volume weighted average of the market value
       on the date of purchase;      Authority expires
       the earlier of the conclusion of the next AGM
       or 15 months  ; any derivative transactions
       which may result in the repurchase of ordinary
       shares must be priced as follows: the strike
       price of any put option written  by the Company
       may not be at a price greater than or may be
       greater than that stipulated in this resolution
       at the time of entering into the derivative
       agreement; the strike price of any put
       option may be greater than that        stipulated
       in this resolution at the time of entering
       into the derivative     agreement, but the
       Company may not exercise that

-      CONTD. of the money; and the strike price of              Non-Voting    No vote
       any forward agreement may be     greater than
       that stipulated in this resolution; when the
       Company and/or any  of its subsidiaries have
       cumulatively purchased 3% of the number of
       ordinary  shares in issue on the date of passing
       of this special resolution  including  the
       delta equivalent of any such ordinary shares
       underlying derivative        transactions which
       may result in the repurchase by the Company
       of ordinary    shares  and for each 3% in aggregate
       of the initial number of that class      acquired
       thereafter an announcement must be published
       as soon as possible and not later than on the
       business day following the day on which the
       relevant    threshold is reached or exceeded,
       and the announcement must comply with the
       Listing Requirements; any general purchase
       by the Company and/or any of its   subsidiaries
       of the Company's ordinary shares in issue shall
       not in aggregate in any one FY exceed 20% of
       the Company's i

S.2    Approve that Article No 144 in the Articles               Mgmt          For                            For
       of Association of the Company     detailing
       the terms and conditions applicable to the
       Company's convertible    Perpetual Cumulative
       Preference Shares of 1 cent each is hereby
       cancelled and deleted in its entirety from
       the Articles of Association of the Company
       and,  simultaneously, that the 836,235 Convertible
       Perpetual Cumulative Preference  Shares remaining
       in the authorized share capital of the Company
       be cancelled




--------------------------------------------------------------------------------------------------------------------------
 ANGLOGOLD ASHANTI LIMITED                                                                   Agenda Number:  933121612
--------------------------------------------------------------------------------------------------------------------------
        Security:  035128206
    Meeting Type:  Annual
    Meeting Date:  30-Jul-2009
          Ticker:  AU
            ISIN:  US0351282068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     SPECIFIC AUTHORITY AND APPROVAL TO THE DIRECTORS          Mgmt          Against                        Against
       TO ISSUE ORDINARY SHARES FOR THE PURPOSES OF
       THE CONVERSION RIGHTS ATTACHING TO THE US$732,500,000
       3.50 PERCENT CONVERTIBLE BONDS ISSUED BY ANGLOGOLD
       ASHANTI FINANCE PLC, A WHOLLY-OWNED SUBSIDIARY
       OF THE COMPANY, AND IRREVOCABLY GUARANTEED
       BY THE COMPANY




--------------------------------------------------------------------------------------------------------------------------
 ANGLOGOLD ASHANTI LIMITED                                                                   Agenda Number:  933251162
--------------------------------------------------------------------------------------------------------------------------
        Security:  035128206
    Meeting Type:  Annual
    Meeting Date:  07-May-2010
          Ticker:  AU
            ISIN:  US0351282068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     ADOPTION OF FINANCIAL STATEMENTS                          Mgmt          For                            For

O2     RE-APPOINTMENT OF ERNST & YOUNG INC. AS AUDITORS          Mgmt          For                            For
       OF THE COMPANY

O3     RE-ELECTION OF MR FB ARISMAN AS A DIRECTOR                Mgmt          For                            For

O4     ELECTION OF PROF LW NKUHLU AS A DIRECTOR                  Mgmt          For                            For

O5     APPOINTMENT OF MR FB ARISMAN AS A MEMBER OF               Mgmt          For                            For
       THE AUDIT AND CORPORATE GOVERNANCE COMMITTEE
       OF THE COMPANY

O6     APPOINTMENT OF PROF LW NKUHLU AS A MEMBER OF              Mgmt          For                            For
       THE AUDIT AND CORPORATE GOVERNANCE COMMITTEE
       OF THE COMPANY

O7     GENERAL AUTHORITY TO DIRECTORS TO ALLOT AND               Mgmt          Against                        Against
       ISSUE ORDINARY SHARES

O8     GENERAL AUTHORITY TO DIRECTORS TO ISSUE ORDINARY          Mgmt          Against                        Against
       SHARES FOR CASH

O9     GENERAL AUTHORITY TO DIRECTORS TO ISSUE CONVERTIBLE       Mgmt          Against                        Against
       BONDS

O10    INCREASE IN NON-EXECUTIVE DIRECTORS' FEES                 Mgmt          For                            For

O11    INCREASE IN NON-EXECUTIVE DIRECTORS' FEES FOR             Mgmt          For                            For
       BOARD COMMITTEE MEETINGS

O12    AMENDMENT TO THE ANGLOGOLD LIMITED SHARE INCENTIVE        Mgmt          For                            For
       SCHEME

O13    AMENDMENTS TO THE ANGLOGOLD ASHANTI LIMITED               Mgmt          For                            For
       LONG TERM INCENTIVE PLAN 2005

O14    AMENDMENTS TO THE ANGLOGOLD ASHANTI LIMITED               Mgmt          For                            For
       BONUS SHARE PLAN 2005

O15    SPECIFIC AUTHORITY TO ISSUE SHARES FOR THE PURPOSES       Mgmt          Against                        Against
       OF THE INCENTIVE SCHEMES ADOPTED BY THE COMPANY
       FROM TIME TO TIME

16     NON-BINDING ADVISORY RESOLUTION: APPROVAL OF              Mgmt          For                            For
       THE ANGLOGOLD ASHANTI REMUNERATION POLICY

S17    ACQUISITION OF COMPANY'S OWN SHARES                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ANGLOGOLD ASHANTI LTD                                                                       Agenda Number:  702034783
--------------------------------------------------------------------------------------------------------------------------
        Security:  S04255196
    Meeting Type:  OGM
    Meeting Date:  30-Jul-2009
          Ticker:
            ISIN:  ZAE000043485
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve that, subject to the provisions of the            Mgmt          For                            For
       Companies Act, 1973, as amended, and the listings
       requirements of the JSE Limited from time to
       time, 15,384,615 ordinary shares of ZAR 0.
       25 each in the authorized but unissued share
       capital of the Company are placed under the
       control of the Directors of the Company, as
       a specific authority and approval, to allot
       and issue up to a maximum of 15,384,615 ordinary
       shares of ZAR 0.25 each in the authorized but
       unissued share capital of the company, for
       the purpose of the conversion of the USD 732,500,000
       3.50% convertible bonds due 2014, issued by
       AngloGold Ashanti holdings Finance Plc, a wholly-owned
       subsidiary of the Company, and irrevocably
       guaranteed by the Company




--------------------------------------------------------------------------------------------------------------------------
 ANGLOGOLD ASHANTI LTD                                                                       Agenda Number:  702362942
--------------------------------------------------------------------------------------------------------------------------
        Security:  S04255196
    Meeting Type:  AGM
    Meeting Date:  07-May-2010
          Ticker:
            ISIN:  ZAE000043485
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Receive and adopt the consolidated audited annual         Mgmt          For                            For
       financial statements of the Company and its
       subsidiaries, together with the Auditors and
       the Directors    reports for the YE 31 DEC
       2009

O.2    Appointment of Ernst and Young Inc, as the Auditors       Mgmt          For                            For
       of the Company from the

O.3    Re-election of  Mr. FB Arisman as a Director              Mgmt          For                            For
       of the Company, who retires in   terms of the
       Articles of Association of the Company until
       the conclusion of   the next AGM of the Company

O.4    Re-election of  Prof LW Nkuhlu as a Director              Mgmt          For                            For
       of the Company, who retires in   terms of Article
       92 of the Articles of Association of the Company

O.5    Appointment of Mr. FB Arisman as a Member of              Mgmt          For                            For
       the Audit and Corporate

O.6    Appointment of Prof LW Nkuhlu as a Member of              Mgmt          For                            For
       the Audit and Corporate

O.7    Amend that subject to the provisions of the               Mgmt          For                            For
       Companies Act, 1973, the          Companies
       Act, 2008 and the listing requirements of the
       JSE Limited, from     time to time, authorize
       the Directors to allot and issue, for such
       purposes   and on such terms as they may, in
       their discretion, determine, ordinary
       shares of ZAR 0.25 each in the authorized
       but unissued share capital of the   Company,
       up to a maximum of 5% of the number of ordinary
       shares of ZAR 0.25   each in issue from time
       to time

O.8    Authorize the Directors of the Company, in accordance     Mgmt          Against                        Against
       with the listing        requirements of the
       JSE Limited  JSE Listing Requirements  to allot
       and issue for cash, on such terms and conditions
       as they may deem fit, all or any of    the
       ordinary shares of ZAR 0.25 each  Ordinary
       Shares in the authorized but   unissued share
       capital of the Company which they shall have
       to allot and      issue in terms of ordinary
       resolution number 7, subject to the following
       conditions: this authority shall be limited
       to a maximum number of 5% of the  number of
       ordinary shares in the issued share capital
       of the Company from     time to time; this
       authority shall only be valid until the next
       AGM of the    Company but shall not extend
       beyond 15 months; a paid press announcement
       giving full details, including the impact
       on net asset value and CONTD.

-      CONTD. earnings per share of the Company, shall           Non-Voting    No vote
       be published after any issue  representing,
       on a cumulative basis with in 1 FY, 5% of the
       number of         ordinary shares per issue
       prior to the issue concerned; in determining
       the    price at which an issued of ordinary
       shares for cash will be made in terms of this
       authority, the maximum discount permitted shall
       be 10% of the weighted   average traded price
       of the ordinary shares on the JSE Limited
       adjusted for  any dividend declared but not
       yet paid or for any capitalization award made
       to shareholders , over than 30 business days
       prior to the date that the price of the issue
       is determined or agreed by the Directors of
       the Company; and any issues of ordinary shares
       under this authority shall be made only to
       a public shareholder as defined in the JSE
       Listing Requirements

O.9    Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to the provisions of the      Companies Act,
       1973, as the Companies Act, 2008 and the listing
       requirements  of the JSE Limited, from time
       to time, as a general authority and approval:
       to issue, upon such terms and conditions
       as the Directors, in their           discretion
       may deem fit, such number of convertible bonds
       which may be        converted into a maximum,
       in the aggregate, of 5% of the ordinary shares
       of   ZAR 0.25 each in the issued share capital
       of CONTD.

-      CONTD. the Company from time to time; or authorize        Non-Voting    No vote
       to procure the issue by a  wholly-owned subsidiary
       of the Company, upon such terms and conditions
       as the Directors, in their discretion may deem
       fit, such number of convertible       bonds,
       guaranteed by the Company and which may be
       converted into a maximum,   in the aggregate,
       of 5% of the ordinary shares of ZAR 0.25 each
       in the issued share capital of the Company
       from time to time

O.10   Approve the Article 73 of the Company's Article           Mgmt          For                            For
       of Association, the           remuneration,
       payable quarterly in arrear, to the Non-Executive
       Directors of  the Company, be increased with
       the effect from 01 JUN 2010 on the basis as
       specified

O.11   Approve the remuneration, payable quarterly               Mgmt          For                            For
       in arrear, to the Non-Executive   Directors
       of the Company for serving on Committees of
       the Board, be increased with the effect from
       01 JUN 2010 on the basis as specified

O.12   Amend the AngloGold Limited Share Incentive               Mgmt          For                            For
       Scheme, as reflected in the       conformed
       copy thereof tabled at the AGM and initialled
       by the Chairman of    such meeting for the
       purposes of identification, be approved

O.13   Amend the AngloGold Ashanti Limited Long Term             Mgmt          For                            For
       Incentive Par 2005, as          reflected in
       the conformed copy thereof tabled at the AGM
       and initialed by    the Chairman of such meeting
       for the purposes of identification, be approved

O.14   Amend the AngloGold Ashanti Limited Bonus Share           Mgmt          For                            For
       Plan 2005, as reflected in    the conformed
       copy thereof tabled at the AGM and initialed
       by the Chairman of such meeting for the purposes
       of identification, be and they are hereby
       approved

O.15   Authorize the subject to the provisions of the            Mgmt          Against                        Against
       Companies Act, 1973, as        amended, the
       Companies Act, 2008 and the listing requirements
       of the JSE      Limited, from time to time,
       17,000,000 ordinary shares of ZAR 0.25 each
       in    the authorized but unissued share capital
       of the Company be and they are      placed
       under the control of the Directors as a specific
       authority and         instruction to issue
       such shares in accordance with the provisions
       of any     incentive schemes adopted by the
       Company from time to time, including but not
       limited to, the AngloGold Ashanti Share CONTD.

-      CONTD. Incentive Scheme, AngloGold Ashanti Limited        Non-Voting    No vote
       Long Term Incentive Plan   2005, and the AngloGold
       Ashanti Limited Bonus Share Plan 2005, such
       specific  and authority and instruction superseding
       any prior specific authorities and  instructions
       granted to the Directors of the Company to
       issue shares for the  purposes of any incentive
       schemes adopted by the Company

O.16   Approve the remuneration policy of the Company            Mgmt          For                            For
       as set out below as a          non-binding
       advisory vote of shareholders of the Company
       in terms of the King report on Corporate Governance
       for South Africa 2009: the remuneration
       committee sets and monitors executive remuneration
       for the Company; in line   with the executive
       remuneration policy; this policy has as its
       objectives to: attract, award and retain executives
       of the highest caliber; align the        behaviour
       and performance of executives with the company's
       strategic goals,   in the overall interests
       of shareholders; ensure the appropriate balance
       between short, medium, and long-term rewards
       and incentives, with the latter  being closely
       linked to structured Company performance targets
       and strategic  objectives that are in place
       from time to time; and ensure that regional
       CONTD.

-      Management is competitively rewarded within               Non-Voting    No vote
       a global remuneration policy,     which recognizes
       both local and global market place; the Company
       aims to be   the leading gold mining Company
       in the medium term and the leading mining
       Company in the long-term; in order to achieve
       this, the Company must be in a  position to
       attract the best talent available in the industry
       and its         remuneration packages must
       therefore be comparable to those of the leading
       mining Companies globally; the remuneration
       policy is devised to support this business
       strategy; in particular the remuneration committee
       is responsible    for: the remuneration packages
       for Executive Directors and other Members of
       the Executive Committee of the Company including,
       but not limited to, basic   salary, performance
       based long-term and short-term CONTD.

-      CONTD. incentives, pensions, and other benefits;          Non-Voting    No vote
       and the design and operation of the Company's
       executive share option and other incentive
       schemes; the      following principles are
       applied to give effect to the remuneration
       policy    and to determine executive remuneration:
       to attract, reward and retain        executives
       of the highest calibre, executive remuneration
       is benchmarked      against a comparator group
       of global and selected South African mining
       and    multi-national Companies; the most recent
       benchmarking exercise conducted by  independent
       consultants indicates that the total remuneration
       of the          executive Directors is close
       to the median of the comparator group, but
       the   remuneration of the Executive Vice Presidents
       EVPs  lags that of peer group, specific cash-based
       retention plans  settled after a three year
       CONTD.

-      CONTD. period  have been put in place to address          Non-Voting    No vote
       this issue; however, a       systemic adjustment
       of the remuneration levels for executives and
       senior      management is required to ensure
       that the Company's remuneration levels are
       consistent with global pay levels, and that
       the Company can complete          effectively
       in the global market; to ensure the appropriate
       balance between   short, medium, and long-term
       incentives, annual remuneration is a combination
       of base pay and short and long-term incentives,
       with salary comprising about  35%-45% of annual
       remuneration if the AngloGold Ashanti Limited
       Bonus Share   Plan 2005  BSP  and the AngloGold
       Ashanti Limited Long Term Incentive Plan
       2005,  LTIP  targets are achieved; to align
       the behaviour and performance of  executives
       with the Company's strategic goals, all incentive
       plans align      performance CONTD.

-      CONTD. targets with the shareholders interests;           Non-Voting    No vote
       the quantum of the short-term incentive and
       the related BSP shares are determined with
       respect to current   performance, while the
       vesting of the LTIP award is determined with
       respect   to Company performance over the 3
       years following the date of grant; during
       2009, the key remuneration decisions taken
       were as follows: in 2009 the Chief Executive
       Officers initial 2 years contract was replaced
       by a contract with a 12 month notice period
       and his remuneration package was restructured
       in       accordance with conditions of employment
       for permanent employees; the chief   financial
       officers offshore payment was increased to
       cater for tax payable on this amount from 1
       APR 2009;as a result of benchmarking exercise
       mentioned    above, adjustments in excess of
       the South CONTD.

-      CONTD. African inflationary increases were made           Non-Voting    No vote
       to close the gap between the  EVP basic salaries
       and the comparator group median; the outcome
       of this       review, as it effects EVP basic
       salaries, is explained in the Annual
       Financial Statements 2009, a copy of which
       is available on the company's      website
       on www.anglogoldashanti.Com

S.17   Approve the acquisition in terms of the Companies         Mgmt          For                            For
       Act, 1973, as amended,      Existing Companies
       Act , the Companies Act 2008  New Companies
       and the       listings requirements of the
       JSE limited by the Company of ordinary shares
       issued by the Company, and the acquisition
       in terms of the Companies Act, the new Companies
       Act and the listings requirements of the JSE
       limited, by any of the Company's subsidiaries,
       from time to time, of ordinary shares issued
       by   the Company, is hereby approved as a general
       approval provided that: any such acquisition
       of shares shall be through the order book operated
       by the JSE     Limited Trading system and done
       without any prior understanding or
       arrangement between the Company and the
       Counter party; and/or on the open     market
       of any other stock exchange on which the shares
       are listed or may be   listed CONTD.

-      CONTD. and on which the Company may, subject              Non-Voting    No vote
       to the approval of the JSE       Limited and
       any other stock exchange as necessary, wish
       to effect such        acquisitions of shares;
       this approval shall be valid only until the
       next AGM  of the Company, or for 15 months
       from the date of this resolution, whichever
       period is shorter; an announcement containing
       details of such acquisitions    will be published
       as soon as the Company, or the subsidiaries
       collectively,   shall have acquired ordinary
       shares issued by the Company consisting on
       a     cumulative basis not less than 3% of
       the number of ordinary shares in the     Company
       in issue as at the date of this approval; and
       an announcement         containing details
       of such acquisitions will be published in respect
       of each  subsequent acquisition by either the
       CONTD.

-      CONTD. Company or by the subsidiaries collectively,       Non-Voting    No vote
       as the case may be, of    ordinary shares issued
       by the Company, constituting, on a cumulative
       basis,   not less than 3% of the number of
       ordinary shares in the Company in issue as
       at the date of this approval; the Company,
       and its subsidiaries collectively, shall not
       in any FY be entitled to acquire ordinary shares
       issued by the      Company, constituting, on
       a cumulative basis, more than 5% of the number
       of   ordinary shares in the Company in issue
       as at the date of this approval;      shares
       issued by the Company may not be acquired at
       a price greater than 10%  above the weighted
       average market price of the Company's shares
       for the 5     business days immediately preceding
       the date of the acquisition




--------------------------------------------------------------------------------------------------------------------------
 ANHUI CONCH CEM CO LTD                                                                      Agenda Number:  702149469
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y01373102
    Meeting Type:  EGM
    Meeting Date:  23-Dec-2009
          Ticker:
            ISIN:  CNE1000001W2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1.     Elect Mr. Ji Qinying as an Executive Director             Mgmt          For                            For
       commencing on the date on which this resolution
       is passed and expiring on the date of expiry
       of the tenure of the 4th session of the Board
       of Directors of the Company

2.     Elect Mr. Qi Shengli as an Executive Director             Mgmt          For                            For
       commencing on the date on which this Resolution
       is passed and expiring on the date of expiry
       of the tenure of the 4th session of the Board
       of Directors of the Company

3.     Elect Mr. Wu Jianping as an Executive Director            Mgmt          For                            For
       commencing on the date on which this Resolution
       is passed and expiring on the date of expiry
       of the tenure of the 4th session of the Board
       of Directors of the Company




--------------------------------------------------------------------------------------------------------------------------
 ANHUI CONCH CEM CO LTD                                                                      Agenda Number:  702387350
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y01373102
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2010
          Ticker:
            ISIN:  CNE1000001W2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THE SHAREHOLDERS ARE ALLOWED TO               Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR  ALL RESOLUTIONS.
       THANK YOU.

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31  DEC 2009

3      Receive and approve the audited financial reports         Mgmt          For                            For
       prepared in accordance with the accounting
       standards generally accepted in the People's
       Republic of China  the "PRC"  and the International
       Financial Reporting Standards respectively
       for the YE 31 DEC 2009

4.a    Re-elect Mr. Guo Wensan as an Executive Director          Mgmt          For                            For
       of the Company for a term    commencing on
       3 JUN 2010 and expiring on 2 JUN 2013

4.b    Re-elect Mr. Guo Jingbin as an Executive Director         Mgmt          For                            For
       of the Company for a term   commencing on 3
       JUN 2010 and expiring on 2 JUN 2013

4.c    Re-elect Mr. Ji Qinying as an Executive Director          Mgmt          For                            For
       of the Company for a term    commencing on
       3 JUN 2010 and expiring on 2 JUN 2013

4.d    Re-elect Mr. Qi Shengli as an Executive Director          Mgmt          For                            For
       of the Company for a term    commencing on
       3 JUN 2010 and expiring on 2 JUN 2013

4.e    Re-elect Mr. Wu Jianping as an Executive Director         Mgmt          For                            For
       of the Company for a term   commencing on 3
       JUN 2010 and expiring on 2 JUN 2013

4.f    Re-elect Mr. Kang Woon as an independent nonExecutive     Mgmt          For                            For
       Director of the Company for a term commencing
       on 3 JUN 2010 and expiring on 2 JUN 2013

4.g    Re-elect Mr. Chan Yuk Tong as an independent              Mgmt          For                            For
       non-Executive Director of the    Company for
       a term commencing on 3 JUN 2010 and expiring
       on 2 JUN 2012

4.h    Re-elect Mr Ding Meicai as an Independent Non-Executive   Mgmt          For                            For
       Director of the       Company for a term commencing
       on 3 JUN 2010 and expiring on 2 JUN 2013

4.i    Re-elect Mr, Wang Jun as a supervisor of the              Mgmt          For                            For
       Supervisory Committee of the     Company for
       a term commencing on 3 JUN 2010 and expiring
       on 2 JUN 2013

4.j    Re-elect Mr. Wang Yanmou as a supervisor of               Mgmt          For                            For
       the Supervisory Committee of the  Company for
       a term commencing on 3 JUN 2010 and expiring
       on 2 JUN 2013

5      Re-appointment of KPMG Huazhen Certified Public           Mgmt          For                            For
       Accountants and KPMG          Certified Public
       Accountants as the PRC auditors and International
       auditors   of the Company respectively, and
       authorize the Board to determine the
       remuneration of the auditors

S.6    Approve, the Company's 2009 profit appropriation          Mgmt          For                            For
       proposal  the details of     which are set
       out in item no.  5  entitled "Profit Appropriation
       Proposal" of the "Report of the Directors"
       contained in the Company's 2009 Annual Report
       and in page 5 of the Company's circular dated
       16 APR 2010, of which this      notice forms
       part , and  b  the amendments to the articles
       of association of  the Company  as described
       in Appendix 2 to the circular of the Company
       dated  16 APR 2010, CONTD.

CONT   CONTD. of which this notice forms part  in connection     Non-Voting    No vote
       with the Capitalisation Issue; and  c  the
       grant of authority to the board of Directors
       of the        Company to make all necessary
       and desirable amendments to the Company's
       articles of association in order to reflect
       the allocation of the Company's   capital reserve-share
       premium to the Company's share capital under
       the        Capitalisation Issue  as defined
       in the Company's circular dated 16 APR 2010
       which contains the notice of 2009 AGM , and
       to do all necessary actions and   attend to
       all necessary filings arising therefrom and
       in connection therewith

S.7    Approve, subject to the restrictions under                Mgmt          For                            For
       c  and  d  below and in           accordance
       with the requirements of the Rules Governing
       the Listing of        Securities  the "Listing
       Rules"  on the The Stock Exchange of Hong Kong
       Limited  "HK Stock Exchange" , the Company
       Law of the PRC, and other          applicable
       laws and regulations  in each case, as amended
       from time to time , an unconditional general
       mandate be and is hereby granted to the Board
       to     exercise once or in multiple times during
       the "Relevant Period"  as defined   below
       all the powers of the Company to allot and
       issue ordinary shares  "new shares"  on such
       terms and conditions as the Board may determine
       and that, in the exercise of their powers to
       allot and issue shares, CONTD.

CONT   CONTD. the authority of the Board shall include           Non-Voting    No vote
       without limitation :  i  the determination
       of the class and number of the shares to be
       allotted;  ii  the  determination of the issue
       price of the new shares;  iii  the determination
       of the opening and closing dates of the issue
       of new shares;  iv  the         determination
       of the class and number of new shares  if any
       to be issued to  the existing shareholders;
       v  to make or grant offers, agreements and
       options which might require the exercise
       of such powers; and  vi  in the case of an
       offer or issue of shares to the shareholders
       of the Company, excluding  shareholders who
       are residents outside the PRC CONTD.

CONT   CONTD.  or the Hong Kong Special Administrative           Non-Voting    No vote
       Region  "Hong Kong"  on       account of prohibitions
       or requirements under overseas laws or regulations
       or for some other reasons which the Board considers
       expedient;  b  upon the      exercise of the
       powers granted under paragraph  a , the Board
       may during the  "Relevant Period" make or grant
       offers, agreements and options which might
       require the shares relating to the exercise
       of the authority thereunder being allotted
       and issued after the expiry of the "Relevant
       Period";  c  the        aggregate amount of
       the overseas listed foreign shares to be allotted
       or      conditionally or unconditionally agreed
       to be allotted  whether pursuant to   the exercise
       of options or otherwise  by the Board pursuant
       to CONTD.

CONT   CONTD.  the authority granted under paragraph             Non-Voting    No vote
       a  above  excluding any shares which may be
       allotted upon the conversion of the capital
       reserve into capital in accordance with the
       Company Law of the PRC or the Articles of Association
       of the Company  shall not exceed 20%of the
       aggregate number of the overseas   listed foreign
       shares of the Company in issue as at the date
       of passing of    this Resolution;  d  the Board
       in exercising the powers granted under
       paragraph  a  above shall be  i  in compliance
       with the Company Law of the    PRC, CONTD.

CONT   CONTD. other applicable laws and regulations              Non-Voting    No vote
       of the PRC, and the Listing      Rules  in
       each case, as amended from time to time  and
       ii  subject to the    approvals of China Securities
       Regulatory Commission  "CSRC"  and relevant
       authorities of the PRC being given;  Authority
       expires at the earlier of the  conclusion of
       the next AGM of the Company or the date falling
       12 months from  the date of passing of this
       Resolution ;  f  the Board shall, subject to
       the  relevant approvals of the relevant authorities
       and the exercise of the powers granted under
       paragraph  a  above in accordance with the
       Company Law CONTD.

CONT   CONTD. and other applicable laws and regulations          Non-Voting    No vote
       of the PRC, increase the     Company's registered
       capital to such amount as shall equal the aggregate
       nominal amounts of the relevant number
       of shares allotted and issued upon the exercise
       of the powers granted under paragraph  a  of
       this Resolution,        provided that the registered
       capital of the Company shall not exceed 120%
       of  the amount of registered capital of the
       Company as at the date of passing of  this
       Resolution;  g  subject to the Listing Committee
       of the HK Stock         Exchange granting listing
       of, and permission to deal in, CONTD.

CONT   CONTD. the H Shares in the Company's share capital        Non-Voting    No vote
       proposed to be issued by   the Company and
       to the approval of CSRC for the issue of shares,
       authorize    the Board to amend, as it may
       deem appropriate and necessary, Articles 23,
       24 and 27 of the Articles of Association of
       the Company to reflect the change in the share
       capital structure of the Company in the event
       of an exercise of the powers granted under
       paragraph  a  to allot and issue new shares




--------------------------------------------------------------------------------------------------------------------------
 ANTARCHILE SA ANTARCHILE                                                                    Agenda Number:  702372652
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0362E138
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  CLP0362E1386
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the financial statements of the Company           Mgmt          For                            For
       and the general balance       corresponding
       to the exercise 2009

2      Approve the designation of the Directors                  Mgmt          For                            For

3      Approve, to inform the operations of the Company          Mgmt          For                            For
       referred to in Article 44 of the law 18.046,
       previous to their modification for the law
       20.382

4      Approve to fix the remuneration of the Board              Mgmt          For                            For
       of Directors for the next period

5      Approve to fix the remunerations and budget               Mgmt          For                            For
       of the Directors committee as per Article 50
       BIS of law 18.046

6      Approve to designate the External Auditors                Mgmt          For                            For

7      Any other inherent matter                                 Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ANTIBIOTICE S.A., IASI                                                                      Agenda Number:  702313242
--------------------------------------------------------------------------------------------------------------------------
        Security:  X01633100
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  ROATBIACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS             Non-Voting    No vote
       REQUIRED IN THE ROMANIAN        MARKET. SOME
       SUBCUSTODIANS REQUIRE THE POA TO BE COMPLETED
       BY THE BENEFICIAL  OWNERS IN ORDER TO PROCESS
       YOUR VOTING INSTRUCTIONS. PLEASE CONTACT YOUR
       CLIENT SERVICE REPRESENTATIVE TO FIND
       OUT IF A POA IS NEEDED TO EXECUTE YOUR  VOTING
       INSTRUCTIONS. IF THE ENGLISH VERSION OF THE
       POA IS SUBMITTED, THE POA  MUST BE NOTARIZED,
       APOSTILLIZED AND FURTHER TRANSLATED INTO ROMANIAN.
       IF      ROMANIAN VERSION OF THE POA IS SUBMITTED,
       NOTARIZATION IS SUFFICIENT. THE POA MUST BE
       FORWARDED TO THE APPROPRIATE SUBCUSTODIAN FOR
       PROCESSING. ABSENCE OF  A POA, MAY CAUSE YOUR
       INSTRUCTIONS TO BE REJECTED. PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR ASSISTANCE
       IN PROCESSING THE REQUIRED DOCUMENTS

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 30 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.

1      Approve the Company financial statements for              Mgmt          For                            For
       2009 based on the administrators and Auditors
       reports

2      Approve the 2009 net profit allocation, establishing      Mgmt          For                            For
       the dividend per share   to RON 0.005003193
       and approval of the dividends reinvesting

3      Approve to release from duties the administrators         Mgmt          For                            For
       based on reports for 2009

4      Approve the expenses and revenues Budget for              Mgmt          For                            For
       2010

5      Approve the establishing the remuneration for             Mgmt          For                            For
       the Board's members

6      Approve 17 MAY 2010 as registration date for              Mgmt          For                            For
       the shareholders falling under   the consequences
       of the General Assembly; the shareholders may
       attend such    assembly, personally or by representation,
       based on a special power of        attorney
       according to legal provisions




--------------------------------------------------------------------------------------------------------------------------
 APOLLO HOSPITALS ENTERPRISE LTD                                                             Agenda Number:  702066160
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0187F112
    Meeting Type:  AGM
    Meeting Date:  26-Aug-2009
          Ticker:
            ISIN:  INE437A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited profit and loss             Mgmt          For                            For
       account for the YE 31 MAR 2009 and the balance
       sheet as at that date, the Directors' and the
       Auditors' report thereon

2.     Declare a dividend on equity shares for the               Mgmt          For                            For
       FYE 31 MAR 2009

3.     Re-appoint Smt. Sangita Reddy as a Director,              Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Shri Deepak Vaidya as a Director,              Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Shri P. Obul Reddy as a Director,              Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Shri Rafeeque Ahamed as a Director,            Mgmt          For                            For
       who retires by rotation

7.     Re-appoint Messrs S. Viswanathan, Chartered               Mgmt          For                            For
       Accountants, Chennai as the Auditors for the
       current year and approve to fix their remuneration

S.8    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [hereinafter referred to as the Board, which
       term shall include any Committee thereof],
       pursuant to the provisions of Section 81(1A)
       and other applicable provisions, if any, of
       the Companies Act, 1956 and subject to the
       provisions of the Foreign Exchange Management
       Act, 1999, the Foreign Exchange Management
       [Transfer or Issue of Foreign Security] Regulations,
       2000, the Issue of Foreign Currency Convertible
       Bonds and ordinary shares [through Depository
       Receipt Mechanism] Scheme, 1993, as amended
       from time to time [''FCCB Scheme''] and other
       applicable Laws, regulations and guidelines
       issued by the Government of India, the Reserve
       Bank of India, the Securities and Exchange
       Board of India and any competent authorities
       and clarifications issued thereon from time
       to time, as well as such approvals, permissions,
       consents and sanctions as may be necessary
       from the Government of India, the Reserve Bank
       of India, the Securities and Exchange Board
       of India, Registrar of Companies and/or any
       other regulatory authority and subject to the
       conditions and modifications as may be prescribed
       by any of them while granting such approvals,
       permissions, consents or sanctions and which
       may be agreed, the enabling provisions of the
       Memorandum and Articles of Association of the
       Company, the Listing Agreements entered into
       by the Company with the Stock Exchanges where
       the Company's Equity Shares are listed, consent
       of the Company to create, offer and, issue
       of Foreign Currency Convertible Bonds [FCCBs]
       for a value of up to United States Dollars
       [USD 15,000,000], to International Finance
       Corporation, an international organization
       established by Articles of agreement, among
       its member countries including the Republic
       of India [hereinafter referred to as ''IFC''],
       subject to such terms and conditions as agreed
       by and between the Company and IFC and stipulated
       in the FCCB Loan Agreement dated 18 JUN 2009
       [''FCCB Loan Agreement''], a copy whereof was
       placed on the table at the meeting, and which
       FCCBs shall be convertible into Equity Shares
       of the Company at the option of IFC, without
       requiring any further approval or consent from
       the shareholders, and at such conversion price
       which is the higher of INR 605 or the price
       determined in accordance with the FCCB Scheme
       and applicable laws; approve that: i] the FCCBs
       to be so created, offered, issued and allotted
       shall be subject to the provisions of the FCCB
       Loan Agreement; and ii] the new equity shares
       to be issued/allotted upon conversion of FCCBs
       shall rank pari passu with the existing Equity
       Shares of the Company and shall be subject
       to the provisions of Memorandum and Articles
       of Association of the Company; authorize the
       Board to issue and allot such number of Equity
       Shares as may be required to be issued and
       allotted upon conversion of the FCCBs or as
       may be necessary in accordance with the terms
       of the offering, all such Equity Shares ranking
       pari passu with the existing Equity Shares
       of the Company in all respects, as provided
       under the terms of the issue and in the offering
       documents; approve that the issue of Equity
       Shares underlying the Securities to the holders
       of the FCCBs shall, inter alia, be subject
       to the terms and conditions: i] in the event
       of the Company making a bonus issue by way
       of capitalization of its profits or reserves
       prior to the allotment of the Equity Shares,
       the number of shares to be allotted shall stand
       augmented in the same proportion in which the
       equity share capital increases as a consequence
       of such bonus issue and the premium, if any,
       shall stand reduced pro tanto; ii] in the event
       of the Company making a rights offer by issue
       of Equity Shares prior to the allotment of
       the Equity Shares, the entitlement to the Equity
       Shares shall stand increased in the same proportion
       as that of the rights offer and such additional
       Equity Shares shall be offered to the holders
       of the FCCBs at the same price at which the
       same are offered to the existing shareholders;
       and iii] in the event of any merger, amalgamation,
       takeover or any other re-organization or any
       other similar event specified in the FCCB Loan
       Agreement, the number of shares, the price
       and the time period as aforesaid shall be suitably
       adjusted as specified therein

9.     Approve, the terms of Section 293[1] [a] and              Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act, 1956 for mortgaging, hypothecating
       and/ or charging by the Board of Directors
       of the Company, of all the immovable and movable
       properties of the Company wheresoever situate,
       present and future, and/or conferring power,
       to enter upon and to take possession of assets
       of the Company in certain events, to or in
       favour of the lenders, banks, financial institutions,
       export credit agencies or multilateral financial
       institutions including International Finance
       Corporation [IFC], Washington, [hereinafter
       referred to as the ''Creditors''] to secure
       the financial assistance provided/to be provided
       by them to the Company together with and all
       other monies payable by the Company to the
       Creditors under the loan agreements / letters
       of sanction/memorandum of terms and conditions
       entered into/to be entered into by the Company
       in respect of the said financial assistance,
       not exceeding INR 2,000 crore at any point
       of time; authorize the Board of Directors of
       the Company to finalize with the Creditors,
       the documents for creating aforesaid mortgage,
       hypothecation and/ or the charge and to do
       all such acts, deeds and things as may be necessary
       for giving effect to the above resolution;
       and ratify the mortgage/charge/ hypothecation
       created/to be created and/or all agreements/documents
       executed/to be executed and all acts done by
       and with the authority of the Board of Directors

S.10   Approve, in supersession of the special resolution        Mgmt          For                            For
       passed by the Members at the AGM held on 07
       AUG 2006 and in conformity with the provisions
       of Article 101[c] of the Articles of Association
       of the Company and pursuant to the provisions
       of Section 309[4] of the Companies Act, 1956
       and other applicable provisions, if any, of
       the Companies Act, 1956 and subject to such
       statutory approvals including approval from
       Ministry of Corporate Affairs, as may be necessary,
       to pay the commission to the Non-Executive
       and Independent Directors of the Company [other
       than the Managing Director and/or Whole Time
       Directors] to be determined by the Board of
       Directors for each Non-Executive and Independent
       Director for each FY over a period of 5 years
       with effect from 01 APR 2009 to be calculated
       in accordance with the provisions of Sections
       198, 349 and 350 and other provisions, if any,
       of the Companies Act, 1956 and distributed
       between such Directors in such a manner as
       the Board of Directors may from time to time
       determine within the maximum limit of 1% of
       net profits of the Company, in addition to
       the sitting fees being paid by the Company
       for attending the Board/Committee Meetings
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 APOLLO HOSPS ENTERPRISE LTD                                                                 Agenda Number:  702428978
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0187F112
    Meeting Type:  EGM
    Meeting Date:  29-May-2010
          Ticker:
            ISIN:  INE437A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board, pursuant to Section 81(1A)           Mgmt          For                            For
       and other applicable          provisions, if
       any, of the Companies Act, 1956, (including
       any statutory      modification or re-enactment
       thereof for the time being in force) and in
       accordance with the Articles of Association
       of the Company, the applicable    regulations
       of the Securities and Exchange Board of India
       (SEBI), listing     agreement entered into
       with the Stock Exchanges and subject to the
       consent/   approval, if any required, of any
       other CONTD

CONT   CONTD authorities/institutions and subject to             Non-Voting    No vote
       any conditions and              modifications
       as may be prescribed by them while granting
       any such approval,  consent, permission or
       sanction and agreed to by the Board of Directors
       of    the Company (hereinafter referred to
       as the Board which shall include any     duly
       authorized committee thereof), to create, offer,
       issue and allot up to   1,544,621 warrants
       (hereinafter referred to as Warrants) on a
       preferential    basis to Dr. Prathap C. Reddy,
       CONTD

CONT   CONTD one of the promoters of the Company with            Non-Voting    No vote
       each warrant convertible into  1 equity share
       of the Company of nominal value of INR 10 each
       at a price of   INR 771.76 which includes a
       premium of INR 761.76 per share, which price
       is   not less than the price calculated in
       accordance with Securities and Exchange Board
       of India (Issue of Capital and Disclosure Requirements)
       Regulations,    2009 (hereinafter referred
       to as ICDR Regulations) for preferential allotment
       of equity shares/warrants and CONTD

CONT   CONTD on such terms and conditions as may be              Non-Voting    No vote
       decided and deemed appropriate   by the Board
       at the time of issue or allotment; the relevant
       date in relation to the issue of Warrants in
       accordance with the SEBI (ICDR) Regulations,
       would be 29 APR 2010, being the date 30
       days prior to the date of passing of  this
       resolution; the issue of Warrants, if any,
       as above, shall be subject to the terms and
       conditions: the Warrants shall be convertible
       (at the sole      option of the warrant holder)
       at any time within a period of CONTD

CONT   CONTD.18 months from the date of allotment of             Non-Voting    No vote
       warrants; each Warrant shall be convertible
       into one equity share of nominal value of INR
       10 each at a price  of INR 771.76 which includes
       a premium of INR 761.76 per share, which price
       is not less than the price calculated in
       accordance with SEBI (ICDR)          Regulations
       for preferential allotment of shares; the Warrant
       holder shall,   on the date of allotment of
       warrants, pay an amount equivalent to 25% of
       the  total consideration per warrant; the Warrant
       holder shall, on the date of     allotment
       of equity shares CONTD =

CONT   CONTD pursuant to the exercise of option against          Non-Voting    No vote
       each such warrant, pay the   balance 75% of
       the consideration; the amount referred to in
       this Resolution   shall be non interest bearing
       and shall be forfeited, if the option to
       acquire shares is not exercised within
       a period of 18 months from the date of allotment
       of the Warrants; the number of warrants and
       the price per warrant   shall be appropriately
       adjusted, subject to the Companies Act, 1956
       and SEBI  (ICDR) Regulations for corporate
       actions such as bonus issue, rights issue,
       CONTD

CONT   CONTD stock split, merger, demerger, transfer             Non-Voting    No vote
       of undertaking, sale of a       division or
       any such capital or corporate restructuring;
       the lock-in of       shares acquired by exercise
       of warrants shall be for a period of 3 years
       from the date of allotment of the shares; for
       the purpose of giving effect to the  above
       resolutions, to do all such acts, deeds, matters
       and things as it may   at its discretion deem
       necessary or desirable for such purpose, including
       without limitation, appointment of consultants,
       solicitors, merchant bankers, or any other
       CONTD

CONT   CONTD agencies as may be required, and entering           Non-Voting    No vote
       into arrangements for         listing, trading,
       depository services and such other arrangements
       and         agreements as may be necessary,
       and also to seek listing of the equity shares
       issued pursuant to conversion of the warrants
       in any Indian stock exchanges   with power
       on behalf of the Company to settle any questions,
       difficulties or  doubts that may arise in regard
       to any such issue, offer or allotment of
       warrants and in complying with any regulations,
       as it may in its absolute     discretion deem
       fit, CONTD

CONT   CONTD without being required to seek any further          Non-Voting    No vote
       clarification, consent or    approval of the
       members or otherwise to the end and intent
       that the members   shall be deemed to have
       given their approval thereto expressly by the
       authority of this resolution; to issue
       and allot such number of equity shares as may
       be required to be issued and allotted upon
       conversion of the warrants  and that the said
       equity shares shall be subject to the Memorandum
       and        Articles of Association of the Company
       and shall rank in all CONTD

CONT   CONTD respects pari passu with the existing               Non-Voting    No vote
       equity shares of the Company; to  delegate
       all or any of the powers herein conferred to
       any Committee of        Directors or the Managing
       Director or any whole time Director or any
       other    Officer or Officers of the Company
       to give effect to the aforesaid resolution

S.2    Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       314(1), (1b) and other         applicable provisions,
       if any, of the companies act, 1956 and subject
       to the  approval of the central Government,
       Ms. Sindoori Reddy, daughter of Ms.       Suneeta
       Reddy, Executive Director finance, and relative
       of Dr. Prathap C.     Reddy, Executive Chairman,
       Dr. Preetha Reddy, Managing director, Ms. Shobana
       Kamineni, Executive Director special initiatives
       and Ms. Sangita Reddy,       Executive Director
       operations, to hold an CONTD

CONT   CONTD office or place of profit as Vice President         Non-Voting    No vote
       operations of the Company,  for a period of
       3 years commencing from such date as the central
       government   may approve, on the terms and
       conditions: 1) salary: INR 14,00,000 per annum;
       annual performance bonus: not exceeding INR
       600,000 based on her performance; perquisites
       and allowances: (a) medical insurance premium
       as per the Company  rules from time to time;
       (b) provision of car with driver; (c) leave
       in       accordance with the leave rules of
       CONTD

CONT   CONTD the Company from time to time; and authorize        Non-Voting    No vote
       the Board (which shall     include any duly
       authorized committee thereof) to make and submit
       an          application to the central government
       or any other statutory authority as may be
       required, and to do all such acts, deeds, matters,
       things and sign and     execute all documents
       or writings as may be necessary, proper or
       expedient    for the purpose of giving effect
       to this resolution and for matters concerned
       therewith or incidental thereto and delegate
       such authority to any officer of the Company
       CONTD




--------------------------------------------------------------------------------------------------------------------------
 ARAB BANK                                                                                   Agenda Number:  702288920
--------------------------------------------------------------------------------------------------------------------------
        Security:  M12702102
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  JO1302311013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Bank Article of Association in alignment        Mgmt          For                            For
       with Jordanian Companies Law




--------------------------------------------------------------------------------------------------------------------------
 ARAB BANK                                                                                   Agenda Number:  702297070
--------------------------------------------------------------------------------------------------------------------------
        Security:  M12702102
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  JO1302311013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to recite the previous minutes of the             Mgmt          For                            For
       last AGM

2.     Approve the Board of Directors report for the             Mgmt          For                            For
       Company's accomplishments for the year 2009

3.     Approve the Auditors report for the year 2009             Mgmt          For                            For

4.     Approve the Company's financial data for the              Mgmt          For                            For
       year 2009 and the distribution of 200 FILS
       each share of value 1 JOD as 20% cash dividends

5.     Approve to indemnify Board of Directors for               Mgmt          For                            For
       the year 2009

6.     Elect the new Board of Directors for the next             Mgmt          For                            For
       4 years

7.     Elect the Company's Auditors for the year 2010            Mgmt          For                            For

8.     Other issues                                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ARAB COTTON GINNING                                                                         Agenda Number:  702094981
--------------------------------------------------------------------------------------------------------------------------
        Security:  M1359H103
    Meeting Type:  OGM
    Meeting Date:  18-Oct-2009
          Ticker:
            ISIN:  EGS32221C011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the Board of Director report on the               Mgmt          No Action
       Company s results for the FYE 30 JUN 2009

2.     Receive the Auditor report for the FYE 30 JAN             Mgmt          No Action
       2009

3.     Approve the financial statements for the FYE              Mgmt          No Action
       30 JUN 2009

4.     Approve to discuss the releasing the Board of             Mgmt          No Action
       Director responsibilities for the FYE 30 JUN
       2009

5.     Approve the designation of the Auditor and determine      Mgmt          No Action
       his fees for the FY 2009/2010

6.     Approve to determine the Board of Director allowances     Mgmt          No Action
       and incentives for the FYE 30 JUN 2009

7.     Approve the profit distribution for the FY 30             Mgmt          No Action
       JUN 2009 and approve the distribution of stock
       dividends on the shareholders with a rate of
       10% of their positions

8.     Authorize the Board of Director to execute the            Mgmt          No Action
       compensation contracts

9.     Authorize the Board of Director to donate for             Mgmt          No Action
       more than EGP 1000 during the FYE 30 JUN 2009

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ARAB COTTON GINNING                                                                         Agenda Number:  702095072
--------------------------------------------------------------------------------------------------------------------------
        Security:  M1359H103
    Meeting Type:  EGM
    Meeting Date:  18-Oct-2009
          Ticker:
            ISIN:  EGS32221C011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to discuss the Chairman and the Managing          Mgmt          No Action
       Director Memorandum regarding the Strategic
       Plan for the Company's investments and future
       investment opportunities available in a statement
       that the Company wishes to get to as well as
       in the future investments outline of the Company
       during 2010

2.     Approve to divide the Company into 2 companies,           Mgmt          No Action
       one specialized in the industrial field and
       financial investments and the other to be specialized
       in the real estates investments field

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ARAB POTASH CO LTD                                                                          Agenda Number:  702318937
--------------------------------------------------------------------------------------------------------------------------
        Security:  M1461V107
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2010
          Ticker:
            ISIN:  JO4104311017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Recite the previous minutes of the last AGM               Mgmt          For                            For

2      Approve to discuss the Board of Directors report          Mgmt          For                            For
       for Company's                accomplishments
       for 2009

3      Approve to discuss the Auditors report for 2009           Mgmt          For                            For

4      Approve to discuss the Company's financial data           Mgmt          For                            For
       for 2009

5      Approve the Board of Directors suggestion to              Mgmt          For                            For
       distribute dividends 5 pct

6      Election of the Company's Auditors for 2010               Mgmt          For                            For

7      Discuss other issues                                      Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ARABTEC HOLDING S.A.L.                                                                      Agenda Number:  702288211
--------------------------------------------------------------------------------------------------------------------------
        Security:  M1491G104
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2010
          Ticker:
            ISIN:  AE000A0F6D88
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Board of Directors report for the             Mgmt          For                            For
       FY 2009 and Auditor's report    for the FY
       2009

2      Approve the balance sheet and profit and loss             Mgmt          For                            For
       account for the FY 2009

3      Approve the Members of the Board of Directors             Mgmt          For                            For
       and external Auditors of their  liability in
       respect to their work for the period ending
       31 DEC 2009

4      Appointment of the Auditors for the FY 2010               Mgmt          For                            For
       and fix their remuneration

5      Approve Board of Director fees                            Mgmt          For                            For

6      Election of the Board Members                             Mgmt          For                            For

7      Approve under Article 108 of the Federal Law              Mgmt          For                            For
       no. 1984 for the Directors to    carry out
       activities relating to contracting Companies




--------------------------------------------------------------------------------------------------------------------------
 ARACRUZ CELULOSE S A                                                                        Agenda Number:  702027358
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0441Z110
    Meeting Type:  SGM
    Meeting Date:  10-Jul-2009
          Ticker:
            ISIN:  BRARCZACNPB3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES ''IN FAVOR'' AND ''AGAINST"        Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT PREFERRED SHAREHOLDERS CAN               Non-Voting    No vote
       VOTE ON RESOLUTION 1. THANK YOU.

1.     Approve to decide concerning the conversion               Mgmt          For                            For
       of all of the Class A and B preferred shares
       into common shares to be issued due to the
       mentioned conversion, at the proportion of
       one preferred share, of the Class A or B as
       the case may be, for each 0.91 common share
       issued as a result of the conversion, in the
       manner decided by common shareholders in the
       EGM of the Company held on 30 MAY 2009




--------------------------------------------------------------------------------------------------------------------------
 ARACRUZ CELULOSE S A                                                                        Agenda Number:  702048744
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0441Z110
    Meeting Type:  EGM
    Meeting Date:  30-Jul-2009
          Ticker:
            ISIN:  BRARCZACNPB3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 597636 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

       PLEASE NOTE THAT PREFERRED SHAREHOLDERS CAN               Non-Voting    No vote
       VOTE ON ITEM 3 ONLY. THANK YOU.

1.     To decide concerning the reversal of the decision         Non-Voting    No vote
       made by the EGM of the Company held on 30 MAY
       2009, that had voted for the conversion of
       the entirety of the preferred shares issued
       by Aracruz , of both classes, into common shares
       also issued by the Company

2.     Once the reversal mentioned in item 1 above               Non-Voting    No vote
       is approved, the following will no longer have
       any effect (i) the amendment of the Article
       5 and its paragraphs, (ii) the removal of the
       Articles 7 and 9, with the renumbering of the
       subsequent Articles, (iii) the amendment of
       the Article 27, paragraph ii, all of the Corporate
       Bylaws, restoring, consequently, the text of
       the Corporate Bylaws that was in effect until
       30 MAY 2009

3.     Elect the Members full and alternate of the               Mgmt          For                            For
       Board of Directors, under the terms of the
       main part of the Article 150 of Law Number
       6404/76 and Article 18 of the Corporate Bylaws
       of Aracruz




--------------------------------------------------------------------------------------------------------------------------
 ARAMEX PJSC                                                                                 Agenda Number:  702289934
--------------------------------------------------------------------------------------------------------------------------
        Security:  M1463Z106
    Meeting Type:  AGM
    Meeting Date:  06-Apr-2010
          Ticker:
            ISIN:  AE000A0F6D54
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE AND RECORD DATE. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

1      Approve the report of the Directors on the Company        Mgmt          For                            For
       activities and financial   position for the
       YE 31 DEC 2009

2      Approve the Auditors report on the Company financial      Mgmt          For                            For
       position for the YE 31   Dec 2009

3      Approve the Company balance sheet and profit              Mgmt          For                            For
       and loss account for the YE 31   DEC 2009

4      Approve the Board of Directors recommendations            Mgmt          For                            For
       to distribute bonus shares for the YE 31 DEC
       2009 amounting to 10% of the Company paid up
       capital

5      Approve the Board and the Auditors from liability         Mgmt          For                            For
       for the YE 31 DEC 2009, and approve the Board
       of Directors remuneration proposal for the
       YE 31 DEC 2009

6      Appointment of Company Auditors for the YE 31             Mgmt          For                            For
       DEC 2010 and determine their fees

       MEETING DATE HAS BEEN CHANGED FROM 06 APR TO              Non-Voting    No vote
       18 APR 2010 AND THE RECORD DATE HAS BEEN CHANGED
       FROM 05 APR TO 17 APR 2010




--------------------------------------------------------------------------------------------------------------------------
 ARCELIK ANONIM SIRKETI                                                                      Agenda Number:  702249687
--------------------------------------------------------------------------------------------------------------------------
        Security:  M1490L104
    Meeting Type:  OGM
    Meeting Date:  17-Mar-2010
          Ticker:
            ISIN:  TRAARCLK91H5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No vote
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening of the assembly and election of the               Mgmt          No Action
       Chairmanship

2      Receive the Board of Directors' activity report,          Mgmt          No Action
       Auditors' report and         Independent External
       Auditing Company's  Basaran Nas Bagimsiz Denetim
       Ve      Serbest Muhasebeci Mali Musavirlik
       A.S.  a Member of PricewaterhouseCoopers
       report as well; and approve to take decision
       on the balance sheet and income  statement
       of 2009

3      Grant discharge to the Board Members and Auditors         Mgmt          No Action
       with respect to the         operations and
       accounts of 2009

4      Approve to give information to the share holders          Mgmt          No Action
       about the Company's policies on distribution
       of profit in accordance with the Corporate
       Governance         Principals

5      Approve to take decision on Board of Directors'           Mgmt          No Action
       proposal concerning           distribution
       of profit

6      Approve to take decision on the amendment of              Mgmt          No Action
       the Article 3 purpose and        subject matter
       Article 12 duration and election Article 16
       wage Article 27    vote and temporary Article
       of the Articles of Association

7      Approve to determine the Members of the Board             Mgmt          No Action
       of Directors and election of    the Board Members
       who will be on duty until the general assembly
       meeting to   be held in order to audit the
       accounts and operations of 2010

8      Election of the Auditors who will be on duty              Mgmt          No Action
       until the general assembly

9      Approve to determine the remuneration for the             Mgmt          No Action
       Members of the Board of         Directors and
       Auditors

10     Approve to give information to the share holders          Mgmt          No Action
       about donations granted      across the year

11     Ratify the Independent External Auditing Company          Mgmt          No Action
       elected by the Board of      Directors, in
       accordance with Capital Market Boards' Communique
       regarding     Independent External Auditing

12     Approve to give information to the share holders          Mgmt          No Action
       about disclosure policy

13     Approve to take decision on granting permission           Mgmt          No Action
       to the Members of the Board   of Directors
       to make all the necessary transactions in person
       or on behalf of other persons and to carry
       out transactions, that can coincide with the
       activities of our Company, as representatives
       of other Companies, in          accordance
       with the Articles 334 and 335 of the Turkish
       trade code

14     Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the assembly

15     Wishes                                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ARCELORMITTAL SOUTH AFRICA                                                                  Agenda Number:  702319319
--------------------------------------------------------------------------------------------------------------------------
        Security:  S05944111
    Meeting Type:  AGM
    Meeting Date:  11-May-2010
          Ticker:
            ISIN:  ZAE000134961
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the annual financial statements                     Mgmt          For                            For

2.1    Re-elect Ms. N.D. Orleyn as a Director                    Mgmt          For                            For

2.2    Re-elect Mr. E.K. Diack as a Director                     Mgmt          For                            For

2.3    Re-elect Mr. M.J.N. Njeke as a Director                   Mgmt          For                            For

2.4    Re-elect Mr. D.K. Chugh as a Director                     Mgmt          For                            For

2.5    Re-elect Mr. M. MacDonald as a Director                   Mgmt          For                            For

3      Re-appoint Deloitte & Touche as the Independent           Mgmt          For                            For
       Auditors of the Company and Mr. RM Duffy as
       the Individual Designated Auditor who will
       undertake the audit of the Company for the
       ensuing year

4      Approve the Non Executive Directors fees                  Mgmt          For                            For

5      Amend the Arcelor Mittal South Africa Management          Mgmt          Against                        Against
       Share Trust Deed

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITORS NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AS BALTIKA, TALLINN                                                                         Agenda Number:  702463035
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0229B104
    Meeting Type:  AGM
    Meeting Date:  21-Jun-2010
          Ticker:
            ISIN:  EE3100003609
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report for 2009 and covering           Mgmt          For                            For
       of the loss; the annual       report of AS
       Baltika for 2009 as presented; the Company's
       net loss for 2009   in an amount of 159,104,361
       EEK and to cover the loss with retained earnings;
       to pay the holders of preferred shares a dividend
       from retained earnings      under the terms
       and conditions provided in the Articles of
       Association

2      Appointment of AS PricewaterhouseCoopers as               Mgmt          For                            For
       the Company's Auditor for fiscal  2010 and
       remunerate the Auditor in accordance with the
       service agreement to   be signed

3      Approve to increase the share capital of AS               Mgmt          Against                        Against
       Baltika by issuing 7,500,000 to   8,850,000
       additional registered ordinary shares with
       a par value of 10 EEK    and an issue price
       of 12 EEK; share premium will be 2 EEK as specified

4      Election of Members of the Supervisory Council;           Mgmt          For                            For
       appointment of Edoardo        Miroglio and
       Jaakko Salmelin as Additional Members of the
       Supervisory Council of AS Baltika as specified

5      Approve the strategy of Baltika Group for 2010-2014       Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 AS EESTI TELEKOM                                                                            Agenda Number:  702100241
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1898V108
    Meeting Type:  EGM
    Meeting Date:  01-Oct-2009
          Ticker:
            ISIN:  EE3100007220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the Supervisory Council, after consideration     Mgmt          For                            For
       of the financial condition of Eesti Telekom
       Group, proposes to additionally distribute
       consolidated retained earnings of the Eesti
       Telekom Group as of the end of the year 2008,
       EEK 2,413,843 thousand, attributable to the
       equity holders of the parent Company of the
       Group, less 1,448,523 thousand already paid
       as dividend, totalling EEK 965,320 thousand
       as follows: to distribute among the shareholders
       and pay to the shareholders as dividends EEK
       964,302 thousand, i.e. EEK 6.99 per share,
       based on a total of 137,954,528 shares entitled
       to dividends

2.     Approve, the Supervisory Council proposes a               Mgmt          For                            For
       dividend policy of AS Eesti Telekom for the
       fiscal years 2009, 2010 and 2011 in line with
       the current practice, whereby the dividend
       payable in accordance with the law in 2010,
       2011 and 2012 shall be equal to 100% of accumulated
       net income of the preceding year




--------------------------------------------------------------------------------------------------------------------------
 AS EESTI TELEKOM                                                                            Agenda Number:  702136462
--------------------------------------------------------------------------------------------------------------------------
        Security:  04338U108
    Meeting Type:  EGM
    Meeting Date:  20-Nov-2009
          Ticker:
            ISIN:  US04338U1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, in accordance with P. 1821 of the Securities     Mgmt          For                            For
       Market Act, the takeover by TeliaSonera AB
       of the shares of AS Eesti Telekom held by the
       remaining shareholders (except Baltic Tele
       AB)

2.     Amend the first sentence of Article 5.3.1 and             Mgmt          For                            For
       formulate it as follows: The Supervisory Council
       consists of five (5) to ten (10) Members




--------------------------------------------------------------------------------------------------------------------------
 AS GRINDEKS                                                                                 Agenda Number:  702374505
--------------------------------------------------------------------------------------------------------------------------
        Security:  X27778103
    Meeting Type:  AGM
    Meeting Date:  25-May-2010
          Ticker:
            ISIN:  LV0000100659
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the reports of Management Board, Supervisory      Mgmt          For                            For
       Council, Audit Commitee and statement of Sworn
       Auditor

2.     Approve the annual report for the year 2009               Mgmt          For                            For

3.     Approve the distribution of profit for the year           Mgmt          For                            For
       2009

4.     Election of Auditor for the Audit and approve             Mgmt          For                            For
       to determine the remuneration for Auditor




--------------------------------------------------------------------------------------------------------------------------
 AS NORDECON INTERNATIONAL                                                                   Agenda Number:  702399533
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1946J107
    Meeting Type:  AGM
    Meeting Date:  14-May-2010
          Ticker:
            ISIN:  EE3100039496
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 annual report and distribution           Mgmt          For                            For
       of profit

1.1    Approve the 2009 Annual Report of Nordecon International  Mgmt          For                            For
       AS

1.2    Approve the distribute the profit of Nordecon             Mgmt          For                            For
       International AS as follows; net loss of the
       Company of the FY 2009 is EEK 45,740,000 [EUR
       2,923,319], the rest of the balance of retained
       earnings is EEK 391,020,000 [EUR 24,990,733],
       to cover the net loss of the FY 2009 from the
       retained earnings of previous periods, the
       balance of the retained earnings will remain
       undistributed, not to pay dividends to the
       shareholders and not to make payments to the
       statutory reserve, the balance of retained
       earnings will be EEK 345,280,000 [EUR 22,067,414]

2      Election of Auditor for the FY 2009 and deciding          Mgmt          For                            For
       on the remuneration payable to the auditor,
       the auditing Company KPMG Baltics AS has provided
       auditing services for Nordecon International
       AS during the FY 2009 pursuant to the agreement
       concluded between Nordecon International AS
       and KPMG Baltics AS in 2008, in the opinion
       of the supervisory Board, KPMG Baltics AS has
       provided services in compliance with the above-mentioned
       agreement and the supervisory Board does not
       have complaints in respect to the quality of
       the auditing services, the supervisory Board
       proposes to elect the auditing Company KPMG
       Baltics AS as the auditor of Nordecon International
       AS for the FY 2010 and to pay for the services
       of the auditor according to the agreement concluded
       with the auditor, the agreement with the auditor
       has been entered into in 2008 [for the FYs
       2008, 2009, 2010]

3      Approve to recall the members of the supervisory          Mgmt          For                            For
       Board before expiration of their term and election
       of members of the supervisory Board

3.1    Approve the connection with the expiration of             Mgmt          For                            For
       the term of office of Toomas Luman, Meelis
       Milder, Tiina Mois, Ain Tromp and Alar Kroodo
       on 9 JAN 2011, to recall the above-mentioned
       persons from the supervisory Board of Nordecon
       International AS before expiration of their
       term of office

3.2    Election of Toomas Luman, Meelis Milder, Tiina            Mgmt          For                            For
       Mois, Ain Tromp and Alar Kroodo as members
       of the supervisory Board of Nordecon International
       AS for a new term of office

3.3    Approve the payment of remuneration to the members        Mgmt          For                            For
       of the supervisory Board and the amount of
       remuneration has been determined on the basis
       of the remuneration procedure adopted by the
       general meeting of shareholders of Nordecon
       International AS, held on 1 APR 2006




--------------------------------------------------------------------------------------------------------------------------
 ASHOK LEYLAND LTD                                                                           Agenda Number:  702040786
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0266N143
    Meeting Type:  AGM
    Meeting Date:  28-Jul-2009
          Ticker:
            ISIN:  INE208A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the profit and loss account             Mgmt          For                            For
       for the YE 31 MAR 2009, the balance sheet as
       at the date and the reports of Directors and
       the Auditors attached thereto

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Mr. R.J. Shahaney as a Director,               Mgmt          For                            For
       who retires by rotation under Article 106 of
       the Articles of Association of the Company

4.     Re-appoint Mr. Shardul S. Shroff as a Director,           Mgmt          For                            For
       who retires by rotation under Article 106 of
       the Articles of Association of the Company

5.     Re-appoint Mr. Ramachandran R. Nair as a Director,        Mgmt          For                            For
       who retires by rotation under Article 106 of
       the Articles of Association of the Company

6.     Re-appoint Dr. V. Sumantran as a Director, who            Mgmt          For                            For
       retires by rotation under Article 106 of the
       Articles of Association of the Company

7.     Re-appoint Messrs. M.S. Krishnaswami & Rajan,             Mgmt          For                            For
       Chartered Accountants, and Messrs. Deloitte
       Haskins & Sells, Chartered Accountant, as the
       Auditors of the Company to hold office from
       the conclusion of this AGM, till the conclusion
       of the next AGM, on a remuneration of INR 15
       lakhs each, in addition to reimbursement of
       out-of-pocket expenses

S.8    Approve that in accordance with the provisions            Mgmt          For                            For
       of section 81 and other applicable provisions,
       if any, of the Companies Act 1956, in terms
       of the provisions of SEBI Act, FEMA and Rules
       and Regulations made there under, and any other
       Laws for the time being in force, and subject
       to such consents and approvals as may be necessary,
       and subject to such conditions and modifications
       as may be considered necessary by the Board.
       of Directors [hereinafter referred to as "Board",
       which term shall be deemed to include any Committee
       of the Board of Directors constituted for this
       purpose, to exercise the powers conferred on
       the Board by this resolution] or as may be
       prescribed be prescribed or made, in granting
       such consents and approvals agreed to by the
       Board, the consent of the Company be and accorded
       to offer, issue and allot in 1 or more tranches,
       either in the course of international offerings
       or otherwise, to Foreign Institutions, foreign
       investors/collaborators, non-resident Indians,
       corporate bodies, mutual funds, banks, insurance
       Companies, pension funds or others wherever
       located, whether shareholders of the Company
       or not. through a Rights/Public issue and/or
       on a private placement basis, equity shares
       and/or equity shares in the form of Global
       Depository Receipts [GDRs], and/or securities
       convertible into equity shares and/or securities
       linked to equity shares and/or securities with
       or without detachable share warrants, and/or
       Foreign Currency Convertible Notes [FCCNs]
       and/or Bonds with Share Warrants, attached
       and/or such other hybrid/other securities,
       as may be available (hereinafter collectively
       referred to as "Securities"], secured or unsecured,
       so however, that the total amount raised through
       the aforesaid securities should not exceed
       INR 750 crores, of increments funds of the
       Company; for the purpose of giving effect to
       the above, the Board/its Committee be and is
       hereby authorized to determine the form and
       terms of the issue(s), including the class
       of investors to whom the Securities are to
       be allotted, number of securities to be allotted
       in each tranche, issue price, face value, premium
       amount in issue/conversion of Securities/exercise
       of warrants/redemption of securities, rate
       of interest, redemption period, listing on
       1 or more stock exchange in India and/or abroad,
       including, without, limitation, marketing,
       custodian, depository arrangements etc., as
       the Board/its Committee in its absolute deems
       fit, and to make and accept any modifications
       in the proposal as may be required by the authorities
       involved in such issues in India and/or abroad
       and to settle any questions or difficulties
       that may arise in regard to the issue(s); authorize
       the Board/its Committee to issue and allot
       such number of additional equity shares as
       may be required in pursuance of the above of
       securities and that the additional equity shares
       so allotted shall rank in all respects, including
       right/entitlement to divided, pari passu with
       the existing equity shares of the Company;
       the consent of the Company be and is hereby
       accorded, in terms of Sections 293(1)(a) and
       other applicable provisions, if any, of the
       Companies Act, 1956 and subject to all other
       necessary approvals, to secure, if necessary,
       all or any of the above mentioned securities
       to be issued, by the creation of a mortgage
       and/or charge on all or any of the Company's
       immovable and/or movable assets, both present
       and future in such form and manner and on such
       terms as be deemed fit and appropriate by the
       Board/its Committee; to do all such acts, deeds,
       matters, things and changes as it may deem
       necessary/desirable for such purpose including,
       if necessary, creation of mortgages and/or
       charges in respects of securities on the whole
       or in part of the undertaking of the Company
       and to exercise such documents or writing as
       may be considered necessary and proper and
       incidental to this resolution

9.     Approve to increase the authorized share capital          Mgmt          Against                        Against
       of the Company from INR 150,00,00,000 to INR
       200,00,00,000 by the creation of 50,00,00,000
       equity shares or INR 1 each ranking in all
       respects pari passu with the existing equity
       shares; the Company's Memorandum of Association
       be and is hereby altered by substituting the
       following to the present class V thereof; the
       capital of the Company is INR 200,00,00,000
       divided into 200,00,00,000 shares of INR 1
       each

S.10   Amend Regulation 3 of the Articles of Association         Mgmt          Against                        Against
       as follows; the capital of the Company is INR
       200,00,00,000 divided into 200,00,00,000 equity
       shares of INR 1 each




--------------------------------------------------------------------------------------------------------------------------
 ASIA CEMENT CORP                                                                            Agenda Number:  702413989
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0275F107
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  TW0001102002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 financial statements                             Non-Voting    No vote

A.3    The 2009 audited reports                                  Non-Voting    No vote

A.4    The status of convertible bonds                           Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution: cash dividend:      Mgmt          For                            For
       TWD 1.8 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings: stock dividend: 30 for 1,000 SHS
       held

B.4    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.5    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.6    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ASIA OPTICAL CO INC                                                                         Agenda Number:  702450800
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0368G103
    Meeting Type:  AGM
    Meeting Date:  14-Jun-2010
          Ticker:
            ISIN:  TW0003019006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 669772 DUE TO RECEIPTS OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    To report the 2009 business operations                    Non-Voting    No vote

A.2    To report the 2009 audited reports                        Non-Voting    No vote

A.3    To report the 2009 reinvestment                           Non-Voting    No vote

A.4    To report the 2009 issuance of corporate convertible      Non-Voting    No vote
       bonds II

A.5    To report the revision to the rules of the Board          Non-Voting    No vote
       meeting

A.6    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the appropriation for offsetting deficit          Mgmt          For                            For
       of year 2009

B.3    Amend the Articles of Incorporation                       Mgmt          For                            For

B.4    Amend the procedures of monetary loans                    Mgmt          For                            For

B.5    Amend the procedures of endorsement and guarantee         Mgmt          For                            For

B6.1   Election of Lai I-Jen as a Director                       Mgmt          For                            For

B6.2   Election of Lai, He-Kuei as a Director                    Mgmt          For                            For

B6.3   Election of Lin, Chung-Ping as a Director                 Mgmt          For                            For

B6.4   Election of Wu, Shu-Pin as a Director                     Mgmt          For                            For

B6.5   Election of Liang, Chin-Chang as a Director               Mgmt          For                            For

B6.6   Election of Chang, Chen-Ming as a Director                Mgmt          For                            For

B6.7   Election of Lin, Chin-Ming as a Director                  Mgmt          For                            For

B6.8   Election of Lin, Sung-Tao as a Supervisor                 Mgmt          For                            For

B6.9   Election of Chen-His-Wang as a Supervisor                 Mgmt          For                            For

B6.10  Election of Lin, Kuo-Jen as a Supervisor                  Mgmt          For                            For

B.7    Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from participation in competitive
       business

B.8    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ASIAN PAINTS LTD                                                                            Agenda Number:  702039644
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y03637116
    Meeting Type:  OTH
    Meeting Date:  03-Aug-2009
          Ticker:
            ISIN:  INE021A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

S.1    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       163 and other applicable provisions if any
       of the Companies Act 1956 [the Act], and rules
       and regulations thereunder, or any statutory
       modification or any amendment or substitution
       or re-enactment thereof, in suppression of
       the resolution passed by the Company at the
       61st AGM held on 26 JUN 2007, the maintenance
       of the registers and indexes of members of
       the Company under Section 150 and 151 of the
       Act and copies of returns prepared under Section
       159 of the Act together with the copies of
       certificates and documents required to be annexed
       thereto under Section 161 of the Act for the
       period(s) before the year 2003, required to
       be maintained under the Companies [preservation
       and disposal of records] Rules 1986 at the
       registered office of the Company; the records
       of the Company including registers and indexes
       of Members of the Company under Section 150
       and 151 of the Act and copies returns prepared
       under Section 159 of the Act, together with
       the copies of certificates and documents required
       to be annexed thereto under Section 161 of
       the Act for the period(s) after the year 2003
       be shifted and maintained at Sharepro Services
       [India] Telephone Exchange Lane, off Andheri
       Kurla Road, Sakinaka, Andheri [East], Mumbai-
       400 072 or such other place within Mumbai,
       where the registrar and Transfer Agent may
       shift its office from time to time; the records
       relating to register and index of Debenture
       holders be continued to be kept at the registered
       office of the Company; authorize the Board
       of Directors of the Company to do all such
       acts, deeds and things as may be necessary,
       proper and expedient to give to the above resolution




--------------------------------------------------------------------------------------------------------------------------
 ASIAN PROPERTY DEVELOPMENT PUBLIC CO LTD                                                    Agenda Number:  702346417
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0364R186
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  TH0308010Z15
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 669040 DUE TO RECEIPT OF DIRECTOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approve to certify the minutes made at AGM of             Mgmt          For                            For
       shareholders 2009 which was held on 24 APR
       2009

2      Acknowledge the Company's 2009 operating result           Mgmt          For                            For
       and the Company's balance sheet, profit and
       loss statements as at 31 DEC 2009

3      Approve the dividend payment for year 2009 and            Mgmt          For                            For
       legal reserves

4.1    Appointment of Mr. Chatchaval Bhanalaph as a              Mgmt          For                            For
       Director

4.2    Appointment of Mr. Pornwut Sarasin as a Director          Mgmt          For                            For

4.3    Appointment of Mr. Phanporn Dabbaransi as a               Mgmt          For                            For
       Director

4.4    Appointment of Ms. Kittiya Pongpujaneekul as              Mgmt          For                            For
       a Director

5      Appointment of Auditor and Approve Auditor's              Mgmt          For                            For
       fees for 2010

6      Approve the Director's monthly remuneration               Mgmt          For                            For

7      Approve the Director's bonus                              Mgmt          Against                        Against

8      Approve the Company's issuance and offer of               Mgmt          Against                        Against
       Bond of not exceeding Baht 4,000 million

9      Approve the decrease of the Company's registered          Mgmt          For                            For
       capital and the amendment of the Memorandum
       of Association as to reflect the decrease of
       registered capital

10     Approve offsetting the Company's share discount           Mgmt          For                            For
       against its retained earnings

11     Approve the Articles of Association                       Mgmt          For                            For

12     Other issues if any                                       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ASPEN PHARMACARE HOLDINGS PLC                                                               Agenda Number:  702149926
--------------------------------------------------------------------------------------------------------------------------
        Security:  S0754A105
    Meeting Type:  AGM
    Meeting Date:  04-Dec-2009
          Ticker:
            ISIN:  ZAE000066692
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Company annual financial statements             Mgmt          For                            For

2.1    Re-elect Archie Aaron as a Director                       Mgmt          For                            For

2.2    Re-elect Chris Mortimer as a Director                     Mgmt          For                            For

2.3    Re-elect David Nurek as a Director                        Mgmt          For                            For

2.4    Re-elect Sindi Zilwa as a Director                        Mgmt          For                            For

3.     Re-appoint PricewaterhouseCoopers Inc as the              Mgmt          For                            For
       Auditors

4.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

5.     Approve the remuneration of the Non-Executive             Mgmt          For                            For
       Directors

6.     Approve to distribute to shareholders part of             Mgmt          For                            For
       the Companies share premium

7.     Approve to place unissued shares under the control        Mgmt          For                            For
       of the Directors

8.     Authorize the Executive Director to sign documents        Mgmt          For                            For
       necessary for or incidental to the resolutions
       proposed at the AGM

S.1    Grant authority to repurchase the Company's               Mgmt          For                            For
       shares

S.2    Authorize the Company to repurchase treasury              Mgmt          For                            For
       shares

       Other business                                            Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ASSECO POLAND S A                                                                           Agenda Number:  702322277
--------------------------------------------------------------------------------------------------------------------------
        Security:  X02540130
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  PLSOFTB00016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the meeting and election of the Chairman       Mgmt          For                            For

2      Approve to state the Chairman, if the meeting             Mgmt          For                            For
       has been convened in conformity of regulations
       and assuming its capability to pass valid resolutions
       and      election of the ballot counting committee

3      Approve the agenda                                        Mgmt          For                            For

4      Receive the Management Boards report on the               Mgmt          For                            For
       Asseco Poland SA activity in 2009

5      Approve the Asseco Poland SA financial statement          Mgmt          For                            For
       for 2009

6      Approve the Auditors opinion and report on the            Mgmt          For                            For
       Asseco Poland SA financial     statement for
       2009

7      Receive the Supervisory Boards report on assessment       Mgmt          For                            For
       of the Management Boards  report on activity
       and assessment of the Asseco Poland SA financial
       statement for 2009

8      Adopt the resolutions on approval of the Management       Mgmt          For                            For
       Boards report on activity and approve the Companys
       financial statement for 2009

9      Approve to review the capital groups report               Mgmt          For                            For
       on activity and the capital       groups financial
       statement for 2009

10     Approve to review the Auditors opinion and report         Mgmt          For                            For
       on the capital groups       financial statement
       for 2009

11     Adopt the resolution on approval of the report            Mgmt          For                            For
       on the capital groups          financial statement
       for 2009 and activity in 2009

12     Grant discharge to the Management Board for               Mgmt          For                            For
       2009

13     Grant discharge to the Supervisory Board for              Mgmt          For                            For
       2009

14     Approve the allocation of net profit earned               Mgmt          For                            For
       in 2009 and dividend payment

15     Approve to review the Management Boards report            Mgmt          For                            For
       on activity and the Systemy    Informacyjne
       Kapital SA financial statement for 2009

16     Approve to review the Supervisory Boards report           Mgmt          For                            For
       on assessment of the          Management Boards
       report on the Systemy Informacyjne Kapital
       SA activity and  financial statement for 2009

17     Adopt the Management Board of Asseco Poland               Mgmt          For                            For
       SA report on activity and         financial
       statement for 2009 of the Systemy Informacyjne
       Kapital SA

18     Grant discharge to the Management Board of the            Mgmt          For                            For
       Systemy Informacyjne Kapital   SA for 2009

19     Grant discharge to the Supervisory Board of               Mgmt          For                            For
       the Systemy Informacyjne Kapital  SA for 2009

20     Approve to review the Management Boards report            Mgmt          For                            For
       on the studio Komputerowe      Galkom SP.Z
       O.O. activity for 2009

21     Approve to review the Supervisory Boards report           Mgmt          For                            For
       on assessment of the          Management Boards
       report on activity and financial statement
       for 2009 of the  studio Komputerowe Galkom
       Sp.Z O.O

22     Adopt the resolutions on the Management Boards            Mgmt          For                            For
       report on activity and         financial statement
       for 2009 of the studio Komputerowe Galkom Sp.Z
       O.O

23     Grant discharge to the Management Board of the            Mgmt          For                            For
       studio Komputerowe Galkom Sp.Z O.O. for 2009

24     Grant discharge to the Supervisory Board of               Mgmt          For                            For
       the studio Komputerowe Galkom     Sp.Z O.O.
       for 2009

25     Approve to review the Management Boards report            Mgmt          For                            For
       on the ABG SA activity for     2009

26     Approve to review the Supervisory Boards report           Mgmt          For                            For
       on assessment of the          Management Boards
       report on activity and financial statement
       for 2009 of the  ABG SA

27     Receive the Management Boards report on activity          Mgmt          For                            For
       and financial statement for  2009 of the ABG
       SA

28     Grant discharge to the Management Board of the            Mgmt          For                            For
       ABG SA for 2009

29     Grant discharge to the Supervisory Board of               Mgmt          For                            For
       the ABG SA for 2009

30     Adopt the disposal of properties                          Mgmt          For                            For

31     Adopt the acquisition of properties                       Mgmt          For                            For

32     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ASSECO POLAND S.A., WARSZAWA                                                                Agenda Number:  702136563
--------------------------------------------------------------------------------------------------------------------------
        Security:  X02540130
    Meeting Type:  EGM
    Meeting Date:  26-Nov-2009
          Ticker:
            ISIN:  PLSOFTB00016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Appoint the meeting's Chairman                            Mgmt          For                            For

3.     Approve the statement of the meeting's legal              Mgmt          For                            For
       validity

4.     Approve the presentation of the Plan on merger            Mgmt          For                            For
       of the Company with ABG SA

5.     Approve the merger of Asseco Poland SA with               Mgmt          For                            For
       the Company - ABG SA

6.     Approve the changes to the Company's statute              Mgmt          For                            For
       text

7.     Approve the changes to the Company's Rules of             Mgmt          For                            For
       General Meetings

8.     Closure of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ASTRAL FOODS LTD                                                                            Agenda Number:  702185148
--------------------------------------------------------------------------------------------------------------------------
        Security:  S0752H102
    Meeting Type:  AGM
    Meeting Date:  11-Feb-2010
          Ticker:
            ISIN:  ZAE000029757
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the annual financial statements                     Mgmt          For                            For

2.1    Re-elect Mr. T. Delport as a Director                     Mgmt          For                            For

2.2    Re-elect Mr. D.D. Ferreira as a Director                  Mgmt          For                            For

2.3    Re-elect Dr. O.M. Lukhele as a Director                   Mgmt          For                            For

3.1    Re-elect Mr. J.J. Geldenhuys as a Director                Mgmt          For                            For

3.2    Re-elect Dr. N. Tsengwa as a Director                     Mgmt          For                            For

3.3    Re-elect Mr. C.E. Schutte as a Director                   Mgmt          For                            For

4.     Approve the remuneration of the Non-executive             Mgmt          For                            For
       Directors

5.     Re-appoint PricewaterhouseCoopers Inc as the              Mgmt          For                            For
       Auditors

6.     Approve the allotment and issue of shares                 Mgmt          For                            For

7.     Adopt and approve the Astral Foods Limited Forfeitable    Mgmt          For                            For
       Share Plan

8.S.1  Approve the acquisition of shares issued by               Mgmt          For                            For
       the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ASTRO ALL ASIA NETWORKS PLC                                                                 Agenda Number:  702029996
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0594A110
    Meeting Type:  AGM
    Meeting Date:  20-Jul-2009
          Ticker:
            ISIN:  GB0066981209
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and the audited financial       Mgmt          For                            For
       statements of the Company and of the group
       for the FYE 31 JAN 2009 and the reports of
       the Directors and the Auditors thereon

2.     Declare a final tax-exempt dividend of 2.5 sen            Mgmt          For                            For
       per ordinary share of 10 pence each for the
       FYE 31 JAN 2009

3.     Re-appoint Mr. Bernard Anthony Cragg, a Director          Mgmt          For                            For
       who retires by rotation in accordance with
       Articles 83 and 84 of the Company's Articles
       of Association

4.     Re-appoint Mr.Chin Kwai Yoong, a Director who             Mgmt          For                            For
       retires by rotation in accordance with Articles
       83 and 84 of the Company's Articles of Association

5.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office from
       the conclusion of this meeting until the conclusion
       of the next AGM and authorize the Directors
       to fix their remuneration

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Article 4 of the Company's Articles of Association
       and to the authority of the Directors of the
       Company under the Bye-Laws governing the Company's
       2003 Employee Share Option Scheme and 2003
       Management Share Incentive Scheme [ESOS/MSIS]
       and the terms of the contract of service between
       the Company and Augustus Ralph Marshall dated
       12 JUN 2009 [Renewed Contract of Service];
       at any time and from time to time during the
       period commencing from the commencement date
       of the Renewed Contract of Service and expiring
       on the same date as expiration date of the
       Renewed Contract of Service or, if such Renewed
       Contract of Service shall have been extended
       for a further one year [Extended Term], expiring
       on the same date as the expiration date of
       the Extended terms, to offer and grant to Augustus
       Ralph Marshall, Deputy Chairman and Group Chief
       Executive officer of the Company, Option or
       Options under the ESOS/MSIS to subscribe upto
       10% of the shares which may be available under
       ESOS/MSIS of the Company [Approval] and to
       allot and issue shares upon the exercise of
       such option or options granted pursuant to
       the approval provided that not more than 50%
       of the shares available under the ESOS/MSIS
       shall be allocated, in aggregate to all the
       eligible Directors and other eligible employees
       holding positions in the senior management
       of the Company and its Subsidiaries at the
       time when the offer is made, subject always
       to such terms and conditions of the Bye-Laws
       and the Renewed Contract of Service and/or
       any adjustments which may be made in accordance
       with the provisions of the Bye-Laws governing
       the ESOS/MSIS of the Company

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ASTRO ALL ASIA NETWORKS PLC                                                                 Agenda Number:  702030002
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0594A110
    Meeting Type:  OGM
    Meeting Date:  20-Jul-2009
          Ticker:
            ISIN:  GB0066981209
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company, through MEASAT Broadcast           Mgmt          For                            For
       Network Systems Sdn Bhd ["MBNS"], its wholly-owned
       subsidiary, and/or subsidiaries or nominees
       of the Company, to utilize transponder capacity
       on the MEASAT-3a satellite in accordance with
       the terms and conditions of the conditional
       agreement entered into between MBNS and MEASAT
       Satellite Systems Sdn Bhd, a wholly-owned subsidiary
       of MEASAT Global Berhad on 18 MAY 2009, the
       salient terms of which are specified in Section
       2 of Part A of the Company's Circular to Shareholders
       dated 26 JUN 2009; and authorize the Directors
       of the Company to complete and do all such
       acts and things [including executing all such
       documents as may be required] as they may consider
       expedient or necessary to give effect to this
       Resolution

2.     Approve, pursuant to Paragraph 10.09 of the               Mgmt          For                            For
       Listing Requirements of Bursa Malaysia Securities
       Berhad for the Company and/or its subsidiaries
       to enter into recurrent related party transactions
       of a revenue or trading nature with Usaha Tegas
       Sdn Bhd and/or its affiliates including but
       not limited to UTSB Management Sdn Bhd, UT
       Hospitality Services Sdn Bhd, UT Projects Sdn
       Bhd and SRG Asia Pacific Sdn Bhd as specified
       , provided that such transactions are necessary
       for day-to-day operations of the Company and/or
       its subsidiaries and are carried out in the
       ordinary course of business on normal commercial
       terms and on terms which are not more favorable
       to the parties with which such recurrent transactions
       are to be entered into than those generally
       available to the public and which are not detrimental
       to the minority shareholders of the Company;
       and [Authority expires at the conclusion of
       the next AGM of the Company at which this resolution
       shall be passed] or the expiration of the period
       within which such AGM is required to be held
       pursuant to Section 336[1] of the United Kingdom
       Companies Act, 2006] ; and authorize the Directors
       of the Company to complete and do all such
       acts and things [including executing all such
       documents as may be required] as they may consider
       expedient or necessary to give effect to this
       Resolution

3.     Approve, pursuant to Paragraph 10.09 of the               Mgmt          For                            For
       Listing Requirements of Bursa Malaysia Securities
       Berhad, and/or its subsidiaries to enter into
       recurrent related party transactions of a revenue
       or trading nature with Maxis Communications
       Berhad and/or its affiliates including but
       not limited to Maxis Broadband Sdn Bhd, Maxis
       Mobile Services Sdn Bhd and Maxis Mobile Sdn
       Bhd, provided that such transactions are necessary
       for day-today operations of the Company and/or
       its subsidiaries and are carried out in the
       ordinary course of business on normal commercial
       terms and on terms which are not more favorable
       to the parties with which such recurrent transactions
       are to be entered into than those generally
       available to the public and which are not detrimental
       to the minority shareholders of the Company;
       and [Authority expires at the conclusion of
       the next AGM of the Company at which this resolution
       shall be passed] or the expiration of the period
       within which such AGM is required to be held
       pursuant to Section 336[1] of the United Kingdom
       Companies Act, 2006]; and authorize the Directors
       of the Company to complete and do all such
       acts and things [including executing all such
       documents as may be required] as they may consider
       expedient or necessary to give effect to this
       Resolution

4.     Approve, pursuant to Paragraph 10.09 of the               Mgmt          For                            For
       Listing Requirements of Bursa Malaysia Securities
       Berhad, and/or its subsidiaries to enter into
       recurrent related party transactions of a revenue
       or trading nature with Tanjong Public Limited
       Company and/or its affiliates including but
       not limited to Pan Malaysian Pools Sdn Bhd
       and TGV Cinemas Sdn Bhd as specified, provided
       that such transactions are necessary for day-to-day
       operations of the Company and/or its subsidiaries
       and are carried out in the ordinary course
       of business on normal commercial terms and
       on terms which are not more favorable to the
       parties with which such recurrent transactions
       are to be entered into than those generally
       available to the public and which are not detrimental
       to the minority shareholders of the Company;
       and [Authority expires at the conclusion of
       the next AGM of the Company  at which the resolution
       shall be passed] or the expiration of the period
       within which such AGM is required to be held
       pursuant to Section 336[1] of the United Kingdom
       Companies Act, 2006; and authorize the Directors
       of the Company to complete and do all such
       acts and things [including executing all such
       documents as may be required] as they may consider
       expedient or necessary to give effect to this
       Resolution

5.     Authorize the Company, pursuant to Paragraph              Mgmt          For                            For
       10.09 of the Listing Requirements of Bursa
       Malaysia Securities Berhad, and/or its subsidiaries
       to enter into recurrent related party transactions
       of a revenue or trading nature with MEASAT
       Satellite Systems Sdn Bhd as specified, provided
       that such transactions are necessary for day-to-day
       operations of the Company and/or its subsidiaries
       and are carried out in the ordinary course
       of business on normal commercial terms and
       on terms which are not more favorable to the
       party with which such recurrent transactions
       are to be entered into than those generally
       available to the public and which are not detrimental
       to the minority shareholders of the Company;
       and [Authority expires at the conclusion of
       the next AGM of the Company following the general
       meeting at which this resolution shall be passed]
       or the expiration of the period within which
       such AGM is required to be held pursuant to
       Section 336[1] of the United Kingdom Companies
       Act, 2006]; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary to give effect to this Resolution

6.     Authorize the Company, pursuant to Paragraph              Mgmt          For                            For
       10.09 of the Listing Requirements of Bursa
       Malaysia Securities Berhad, and/or its subsidiaries
       to enter into recurrent related party transactions
       of a revenue or trading nature with Goal TV
       Asia Limited as specified, provided that such
       transactions are necessary for day-today operations
       of the Company and/or its subsidiaries and
       are carried out in the ordinary course of business
       on normal commercial terms and on terms which
       are not more favorable to the party with which
       such recurrent transactions are to be entered
       into than those generally available to the
       public and which are not detrimental to the
       minority shareholders of the Company; ad [Authority
       expires at the conclusion of the next AGM of
       the Company following the general meeting at
       which this resolution shall be passed] or the
       expiration of the period within which such
       AGM is required to be held pursuant to Section
       336[1] of the United Kingdom Companies Act,
       2006] and authorize the Directors of the Company
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as they may consider expedient
       or necessary to give effect to this Resolution

7.     Approve, pursuant to Paragraph 10.09 of the               Mgmt          For                            For
       Listing Requirements of Bursa Malaysia Securities
       Berhad to enter into a recurrent related party
       transaction of a revenue or trading nature
       with Plus Interactive Asia Limited as specified,
       provided that such transaction is necessary
       for day to day operations of the Company and/or
       its subsidiaries and is carried out in the
       ordinary course of business on normal commercial
       terms and on terms which are not more favorable
       to the party with which such recurrent transaction
       is to be entered into than those generally
       available to the public and which is not detrimental
       to the minority shareholders of the Company;
       [Authority expires at the conclusion of the
       next AGM of the Company following the general
       meeting at which this resolution shall be passed],
       or the expiration of the period within which
       such AGM is required to be held pursuant to
       Section 336[1] of the United Kingdom Companies
       Act, 2006]; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary to give effect to this resolution

8.     Authorize the Company and/or its subsidiaries,            Mgmt          For                            For
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad
       to enter into recurrent related party transactions
       of a revenue or trading nature with Yes Television
       [Hong Kong] Limited and/or its affiliates including
       but not limited to ASN Asia Limited as specified,
       provided that such transactions are necessary
       for day-to-day operations of the Company and/or
       its subsidiaries and are carried out in the
       ordinary course of business on normal commercial
       terms and on terms which are not more favorable
       to the party with which such recurrent transactions
       are to be entered into than those generally
       available to the public and which are not detrimental
       to the minority shareholders of the Company;
       [Authority expires at the conclusion of the
       next AGM of the Company following the general
       meeting at which this resolution shall be passed]
       or the expiration of the period within which
       such annual general meeting is required to
       be held pursuant to Section 336[1] of the United
       Kingdom Companies Act, 2006]; and authorize
       the Directors of the Company to complete and
       do all such acts and things [including executing
       all such documents as may be required] as they
       may consider expedient or necessary to give
       effect to this resolution

9.     Approve, pursuant to Paragraph 10.09 of the               Mgmt          For                            For
       Listing Requirements of Bursa Malaysia Securities
       Berhad for the Company and/or its subsidiaries
       to enter into a recurrent related party transaction
       of a revenue or trading nature with New Delhi
       Television Limited and/or its affiliates as
       specified, provided that such transaction is
       necessary for day-to-day operations of the
       Company and/or its subsidiaries and is carried
       out in the ordinary course of business on normal
       commercial terms and on terms which are not
       more favorable to the party with which such
       recurrent transaction is to be entered into
       than those generally available to the public
       and which are not detrimental to the minority
       shareholders of the Company; [Authority expires
       at the conclusion of the next AGM of the Company
       following the general meeting at which this
       resolution shall be passed] or the expiration
       of the period within which such AGM is required
       to be held pursuant to Section 336[1] of the
       United Kingdom Companies Act, 2006] and authorize
       the Directors of the Company to complete and
       do all such acts and things [including executing
       all such documents as may be required] as they
       may consider expedient or necessary to give
       effect to this resolution

10.    Approve, pursuant to Paragraph 10.09 of the               Mgmt          For                            For
       Listing Requirements of Bursa Malaysia Securities
       Berhad to enter into a recurrent related party
       transaction of a revenue or trading nature
       with Sound Space International Limited as specified,
       provided that such transaction is necessary
       for day-to-day operations of the Company and/or
       its subsidiaries and is carried out in the
       ordinary course of business on normal commercial
       terms and on terms which are not more favorable
       to the party with which such recurrent transaction
       is to be entered into than those generally
       available to the public and which are not detrimental
       to the minority shareholders of the Company;
       [Authority expires at the conclusion of the
       next AGM of the Company following the general
       meeting at which this resolution shall be passed]
       or the expiration of the period within which
       such AGM is required to be held pursuant to
       Section 336[1] of the United Kingdom Companies
       Act, 2006] and authorize the Directors of the
       Company to complete and do all such acts and
       things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary to give effect to this resolution

11.    Authorize for the Company and/or its subsidiaries,        Mgmt          For                            For
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad
       to enter into a recurrent related party transaction
       of a revenue or trading nature with Communication
       and Satellite Services Sdn Bhd as specified,
       provided that such transaction is necessary
       for day-to-day operations of the Company and/
       or its subsidiaries and is carried out in the
       ordinary course of business on normal commercial
       terms and on terms which are not more favorable
       to the party with which such recurrent transaction
       is to be entered into than those generally
       available to the public and which are not detrimental
       to the minority shareholders of the Company;
       [Authority expires at the conclusion of the
       next AGM of the Company following the general
       meeting at which this resolution shall be passed,
       at which time it will lapse, unless by a resolution
       passed] or the expiration of the period within
       which such AGM is required to be held pursuant
       to Section 336[1] of the United Kingdom Companies
       Act, 2006]; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary to give effect to this resolution

12.    Approve, pursuant to Paragraph 10.09 of the               Mgmt          For                            For
       Listing Requirements of Bursa Malaysia Securities
       Berhad for the Company and/or its subsidiaries
       to enter into a recurrent related party  transaction
       of a revenue or trading nature with Technology
       Aviation and Media Pty Ltd as specified, provided
       that such transaction is necessary for day-to-day
       operations of the Company and/or its subsidiaries
       and is carried out in the ordinary course of
       business on normal commercial terms and on
       terms which are not more favorable to the party
       with which such recurrent transaction is to
       be entered into than those generally available
       to the public and which are not detrimental
       to the minority shareholders of the Company;
       [Authority expires at the conclusion of the
       next AGM of the Company following the general
       meeting at which this resolution shall be passed,
       at which time it will lapse, unless by a resolution
       passed] or the expiration of the period within
       which such annual general  meeting is required
       to be held pursuant to Section 336[1] of the
       United Kingdom Companies Act, 2006; the Directors
       of the Company be authorized to complete and
       do all such acts and things [including executing
       all such documents as may be required] as they
       may consider expedient or necessary to give
       effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 ASUSTEK COMPUTER INC                                                                        Agenda Number:  702199919
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y04327105
    Meeting Type:  EGM
    Meeting Date:  09-Feb-2010
          Ticker:
            ISIN:  TW0002357001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 643378 DUE TO DELETION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     The Company proposes to Spin-Off the ODM business         Mgmt          For                            For
       held through long-term equity investment.

2.     Capital reduction by the Company due to the               Mgmt          For                            For
       Spin-Off.




--------------------------------------------------------------------------------------------------------------------------
 ASUSTEK COMPUTER INC                                                                        Agenda Number:  702332824
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y04327105
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  TW0002357001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

1.     To acknowledge the operation and financial reports        Mgmt          For                            For
       of 2009 (proposed by the board of directors)

2.     To acknowledge the appropriation of 2009 earnings         Mgmt          For                            For
       (proposed by the board of directors)

3.     To discuss the amendment to the Articles of               Mgmt          For                            For
       Incorporation (proposed by the board of directors)




--------------------------------------------------------------------------------------------------------------------------
 ASYA KATILIM BANKASI AS, ISTANBUL                                                           Agenda Number:  702250399
--------------------------------------------------------------------------------------------------------------------------
        Security:  M15323104
    Meeting Type:  OGM
    Meeting Date:  20-Mar-2010
          Ticker:
            ISIN:  TREAYKB00014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No vote
       OF ATTORNEY  POA  REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening of the assembly and election of the               Mgmt          No Action
       Chairmanship

2      Authorize the Chairmanship in order to sign               Mgmt          No Action
       the minutes of the assembly

3      Receive the Board of Directors activity report,           Mgmt          No Action
       Auditors report, and as well  as of the Independent
       External Auditing Company's report

4      Ratify the balance sheet and profits & loss               Mgmt          No Action
       statement, and reading of  the    Board of
       Directors proposal concerning distribution
       of profit; taking         decision on the distribution
       of profit

5      Ratify the midterm elections for the vacated              Mgmt          No Action
       board memberships

6      Grant discharge of the Board Members and Auditors         Mgmt          No Action

7      Approve to take decision on the fees and remuneration     Mgmt          No Action
       for the members of the  Board of Directors
       and Auditors

8      Authorize the Members of the Board of Directors           Mgmt          No Action
       to determine the members of   the high consultative
       committee as well as the remuneration for the
       committee members

9      Ratify the Independent External Auditing Company          Mgmt          No Action
       elected by Board of          Directors for
       1 year

10     Approve to give information to the shareholders           Mgmt          No Action
       about the donations given     across the year

11     Approve the Company's disclosure policy which             Mgmt          No Action
       was revised in accordance with  the corporate
       governance principals

12     Authorize the Board of Directors in accordance            Mgmt          No Action
       with the Articles 334 and 335  of the Turkish
       Trade Code

13     Wishes And Suggestions                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ATHI RIVER MINING LTD                                                                       Agenda Number:  702514476
--------------------------------------------------------------------------------------------------------------------------
        Security:  V0382N103
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  KE0000000034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to read the notice of convening the               Mgmt          For                            For
       meeting

2      Approve the minutes of the previous AGM held              Mgmt          For                            For
       on 11 JUN 2009

3      Receive and adopt the balance sheet and accounts          Mgmt          For                            For
       for the YE 31 DEC 2009 together with the reports
       thereon of the Directors and Auditors

4      Approve the Directors remuneration as provided            Mgmt          For                            For
       in the accounts for the YE 31 DEC 2009

5      Approve the payment of a first and final dividend         Mgmt          For                            For
       of Kshs 1.50 per share in respect of the YE
       31 DEC 2009

6.i    Re-elect Mr. W. Murungi as a Director who retires         Mgmt          For                            For
       by rotation under the provisions of Article
       95 of the Articles of Association

6.ii   Re-elect Mr. T. Mbathi as a Director who is               Mgmt          For                            For
       over 70 years and retires by rotation; special
       notice has been received by the Company pursuant
       to section 142 of the Companies Act of the
       intention to propose the following resolution
       in accordance with section 186(5) of the said
       Act, to be considered and if thought fit, passed
       by the Members

6.iii  Re-elect Mr. R. Ashley as a Director during               Mgmt          For                            For
       the year retires from the Board under the provisions
       of Article 93 of the Articles of Association

7      Approve, Deloitte & Touche to continue in office          Mgmt          For                            For
       as the Auditors in accordance with the provisions
       of section 159(2) of the companies Act and
       to authorize the Directors to fix their remuneration
       for the ensuing FY




--------------------------------------------------------------------------------------------------------------------------
 ATLANTSKA PLOVIDBA D.D.., DUBROVNIK                                                         Agenda Number:  702031054
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0259D103
    Meeting Type:  AGM
    Meeting Date:  04-Aug-2009
          Ticker:
            ISIN:  HRATPLRA0008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     AGM opening and identification of shareholders            Mgmt          For                            For
       and their attorneys

2.     Elect 2 vote counters                                     Mgmt          For                            For

3.     Approve the Management Board report on Company's          Mgmt          For                            For
       position and operations in 2008

4.     Approve the Supervisory Board report on conducted         Mgmt          For                            For
       supervision in 2008

5.     Receive the Auditor's report for 2008                     Mgmt          For                            For

6.     Approve the decision on annual financial reports          Mgmt          For                            For
       for 2008

7.     Approve the decision on changing and supplementation      Mgmt          For                            For
       of the Company's statute

8.     Approve the decision on use of profit earned              Mgmt          For                            For
       in 2008

9.     Approve the decision on release [giving approval          Mgmt          For                            For
       for work] of the Management Board Members

10.    Approve the decision on release [giving approval          Mgmt          For                            For
       for work] of the Supervisory Board Members

11.    Approve the decision on appointment of Auditors           Mgmt          For                            For
       for the 2009

12.    Approve the Management Board report on acquiring          Mgmt          For                            For
       own shares

13.    Approve the decision on giving approval to the            Mgmt          For                            For
       Management Board for conclusion of the legal
       business of acquiring own shares

14.    Approve the Management Board information on               Mgmt          For                            For
       Company's important events




--------------------------------------------------------------------------------------------------------------------------
 ATLANTSKA PLOVIDBA D.D.., DUBROVNIK                                                         Agenda Number:  702426823
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0259D103
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  HRATPLRA0008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Opening of the assembly and checking the attendance       Mgmt          For                            For
       list

2      Election of 2 vote counters                               Mgmt          For                            For

3      Approver the Management Board report about Company        Mgmt          For                            For
       for the year 2009

4      Approve the Supervisory Board report about business       Mgmt          For                            For
       conduct for the year 2009

5      Approve the Auditor's report for the year 2009            Mgmt          For                            For

6      Adopt the annual financial reports  basic and             Mgmt          For                            For
       consolidated  for the year 2009

7      Approve the allocation of retained profits from           Mgmt          For                            For
       previous years

8      Approve the Members of the Management Board               Mgmt          For                            For

9      Approve the Members of the Supervisory Board              Mgmt          For                            For

10     Approve the dismissal of a Supervisory Board              Mgmt          For                            For
       Member due to termination of     office

11     Election of a Supervisory Board Member                    Mgmt          For                            For

12     Appointment of Company's Auditor for 2010                 Mgmt          For                            For

13     Approve the Management Board report about acquisition     Mgmt          For                            For
       of Company's own shares

14     Approve the Management Board for acquisition              Mgmt          For                            For
       on Company's own shares

15     Approve the Management Board information about            Mgmt          For                            For
       important events in the        Company




--------------------------------------------------------------------------------------------------------------------------
 ATLAS CONSOLIDATED MINING & DEVELOPMENT CORP                                                Agenda Number:  702238963
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0434M100
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  PHY0434M1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Alfredo C. Ramos as a Director                      Mgmt          For                            For

1.2    Elect Adrian S. Ramos as a Director                       Mgmt          For                            For

1.3    Elect Marciano A. Padilla as a Director                   Mgmt          For                            For

1.4    Elect Martin C. Buckingham as a Director                  Mgmt          For                            For

1.5    Elect Gerard Anton S. Ramos as a Director                 Mgmt          For                            For

1.6    Elect Walter C. Wassmer as a Director                     Mgmt          For                            For

1.7    Elect Ricardo V. Quintos as a Director                    Mgmt          For                            For

1.8    Elect Felipe R. Relucio, Jr. as a Director                Mgmt          For                            For

1.9    Elect Alfredo R. Rosal, Jr.  Independent Director         Mgmt          For                            For
       as a Director

1.10   Elect Walter W. Brown  Independent Director               Mgmt          For                            For
       as a Director

1.11   Elect Christopher M. Gotanco as a Director                Mgmt          For                            For

2      Approve the 2008 audited financial statements             Mgmt          For                            For

3      Receive the rendition of Management's report              Mgmt          For                            For
       to the Stockholders

4      Approve the minutes of the AGM held on 18 JUL             Mgmt          For                            For
       2008

5      Ratify the acts and resolutions of the Board              Mgmt          For                            For
       of Directors and Management

6      Approve the issuance of Atlas shares to Banco             Mgmt          For                            For
       De Oro Unibank, Inc. BDO and    Globalfund
       Holdings, Inc. Globalfund in the event of the
       conversion of the    loan under the 27 NOV
       2009 Convertible Loan And Security Agreement
       among      Atlas, BDO and Globalfund

7      Appoint the External Auditors                             Mgmt          For                            For

8      Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ATTIJARIWAFA BANK                                                                           Agenda Number:  702334311
--------------------------------------------------------------------------------------------------------------------------
        Security:  V0378K113
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  MA0000011827
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

o.1    Approve the validation of the Company's financials        Mgmt          No Action
       as of 31 DEC 2009 reflecting a profit of MAD
       2,797,007,487.57

o.2    Approve the special of External Auditors and              Mgmt          No Action
       validation of regulated conventions with regards
       to Article 56 Law 1795 as completed and modified
       by Law 2005 governing Joint Stock Companies

o.3    Approve the validation of profits allocation              Mgmt          No Action
       payment of a dividend of MAD 6 per share starting
       01 JUL 2010

o.4    Approve the consequence of the above resolutions          Mgmt          No Action
       adoption, the OGM gives a full and defite discharge
       to the Board of Director Members and External
       Auditors for their mandate with regards to
       the year 2009

o.5    Approve the OGM fixes the Directors fee at MAD            Mgmt          No Action
       4,000,000 for the year 2010

o.6    Approve the OGM gives full power to the holder            Mgmt          No Action
       of a copy or a certified true copy of the general
       meetings minute in order to perform the formalities
       set by the law

e.1    Approve the Board of Directors report to modify           Mgmt          No Action
       the security form of their shares from registered
       to bearer

e.2    Approve the consequence of the above resolutions          Mgmt          No Action
       adoption, the EGM decides to modify Articles
       7, 8, 9 and 19 of statutes

e.3    Approve the general meeting gives full power              Mgmt          No Action
       to the holder of a copy or a certified true
       copy of the general meetings minute in order
       to perform the formalities set by the law




--------------------------------------------------------------------------------------------------------------------------
 AU OPTRONICS CORP                                                                           Agenda Number:  702449946
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0451X104
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002409000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

1      To accept the 2009 Business Report and Financial          Mgmt          For                            For
       Statements

2      To accept the appropriation of retained earnings          Mgmt          For                            For
       for 2009 losses as follows: In 2009, the Company
       reported net loss of NTD 26,769,334,733. After
       adjusting of the disproportionate participation
       in long-term investments, the deficit yet to
       be compensated is NTD 28,819,408,454. It is
       proposed to compensate the deficit by the unappropriated
       retained earnings from previous years. The
       accumulated unappropriated retained earnings
       is NTD 40,863,051,041 after the appropriation.
       (2) It is proposed not to distribute dividend
       for 2009. (3) For the 2009 Deficit Compensation
       Statement as specified

3.1    To elect Vivien Huey-Juan Hsieh (ID No. P200062523)       Mgmt          For                            For
       as an Independent Director for the sixth term
       of the Directors

3.2    To elect Mei-Yue Ho (ID No. Q200495032) as an             Mgmt          For                            For
       Independent Director for the sixth term of
       the Directors

3.3    To elect Bing-He Yang (ID No. E101549010) as              Mgmt          For                            For
       an Independent Director for the sixth term
       of the Directors

3.4    To elect Kuen-Yao (K.Y.) Lee (ID No. K101577037)          Mgmt          For                            For
       as a Director for the sixth term of the Directors

3.5    To elect Hsuan Bin (H.B.) Chen (ID No. J101514119)        Mgmt          For                            For
       as a Director for the sixth term of the Directors

3.6    To elect Lai-Juh Chen (ID No. A121498798) as              Mgmt          For                            For
       a Director for the sixth term of the Directors

3.7    To elect Shuang-Lang Peng (ID No. J120870365)             Mgmt          For                            For
       as a Director for the sixth term of the Directors

3.8    To elect Ko-Yung (Eric) Yu, the representative            Mgmt          For                            For
       of Qisda Corporation (ID No. M101480996), as
       a Director for the sixth term of the Directors

3.9    To elect Hui Hsiung, the representative of Qisda          Mgmt          For                            For
       Corporation (ID No. Y100138545), as a Director
       for the sixth term of the Directors

3.10   To elect Ronald Jen-Chuan Chwang, the representative      Mgmt          For                            For
       of BenQ Foundation (ID No. A125990480), as
       a Director for the sixth term of the Directors

3.11   To elect Chang-Hai Tsai, the representative               Mgmt          For                            For
       of An Ji Biomedical Corporation (ID No. Q100928070),
       as a Director for the sixth term of the Directors

4      To approve the proposal for the revisions to              Mgmt          For                            For
       the "Handling Procedures for Providing Endorsements
       and Guarantees for Third Parties", and "Handling
       Procedures for Capital Lending"

5      To approve the proposal of releasing Directors            Mgmt          For                            For
       from non-competition restrictions

6      Extraordinary motions                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 AU OPTRONICS CORP.                                                                          Agenda Number:  933281800
--------------------------------------------------------------------------------------------------------------------------
        Security:  002255107
    Meeting Type:  Annual
    Meeting Date:  18-Jun-2010
          Ticker:  AUO
            ISIN:  US0022551073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

B1     TO ACCEPT THE 2009 BUSINESS REPORT AND FINANCIAL          Mgmt          For                            For
       STATEMENTS

B2     TO ACCEPT THE APPROPRIATION OF RETAINED EARNINGS          Mgmt          For                            For
       FOR 2009 LOSSES

C      DIRECTOR
       KUEN-YAO (KY) LEE*                                        Mgmt          For                            For
       HSUAN BIN (HB) CHEN*                                      Mgmt          For                            For
       LAI-JUH CHEN*                                             Mgmt          For                            For
       SHUANG-LANG PENG*                                         Mgmt          For                            For
       KO-YUNG (ERIC) YU**                                       Mgmt          For                            For
       HUI HSIUNG**                                              Mgmt          For                            For
       R. JEN-CHUAN CHWANG@                                      Mgmt          For                            For
       CHANG-HAI TSAI$                                           Mgmt          For                            For
       V. HUEY-JUAN HSIEH***                                     Mgmt          For                            For
       MEI-YUE HO***                                             Mgmt          For                            For
       BING-HE YANG***                                           Mgmt          For                            For

D1     TO APPROVE THE PROPOSAL FOR THE REVISIONS TO              Mgmt          For                            For
       THE "HANDLING PROCEDURES FOR PROVIDING ENDORSEMENTS
       AND GUARANTEES FOR THIRD PARTIES", AND "HANDLING
       PROCEDURES FOR CAPITAL LENDING"

D2     TO APPROVE THE PROPOSAL OF RELEASING DIRECTORS            Mgmt          For                            For
       FROM NON-COMPETITION RESTRICTIONS




--------------------------------------------------------------------------------------------------------------------------
 AVENG LTD                                                                                   Agenda Number:  702108704
--------------------------------------------------------------------------------------------------------------------------
        Security:  S0805F129
    Meeting Type:  AGM
    Meeting Date:  23-Oct-2009
          Ticker:
            ISIN:  ZAE000111829
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements                   Mgmt          For                            For

2.1    Re-elect D. R. Gammie as a Director                       Mgmt          For                            For

2.2    Re-elect R. L. Hogben as a Director                       Mgmt          For                            For

2.3    Re-elect D. G. Robinson as a Director                     Mgmt          For                            For

2.4    Re-elect N. L. Sowazi as a Director                       Mgmt          For                            For

2.5    Re-elect S. J. Scott as a Director                        Mgmt          For                            For

3.     Re-appoint Ernst and Young as the Auditors                Mgmt          For                            For

4.     Approve the fees payable to the Non-Executive             Mgmt          For                            For
       Directors

5.S.1  Grant authority to repurchase shares                      Mgmt          For                            For

6.S.2  Approve the change in retirement age for the              Mgmt          For                            For
       Non-Executive Directors

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ORDINARY       Non-Voting    No vote
       RESOLUTIONS CHANGED TO SPECIAL RESOLUTIONS.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 AVI LTD                                                                                     Agenda Number:  702103007
--------------------------------------------------------------------------------------------------------------------------
        Security:  S0808A101
    Meeting Type:  AGM
    Meeting Date:  21-Oct-2009
          Ticker:
            ISIN:  ZAE000049433
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements for               Mgmt          For                            For
       the YE 30 JUN 2009 together with the reports
       of the Directors and the Auditors

2.     Re-appoint KPMG Inc. as the External Auditors             Mgmt          For                            For

3.     Re-elect Mr. MH Buthelezi as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with Company's
       Articles of Association

4.     Re-elect Mr. OP Cressey as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with Company's Articles
       of Association

5.     Re-elect Mr. RS Katzen as a Director, who retires         Mgmt          For                            For
       by rotation in accordance with Company's Articles
       of Association

6.     Re-elect Mr. KE Macilwaine as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with Company's
       Articles of Association

S.7    Authorize the Company or any of its subsidiaries,         Mgmt          For                            For
       by way of a general approval, to acquire ordinary
       shares issued by the Company, in terms of Sections
       85[2] & [3] and Section 89, respectively, of
       the Companies Act No 61 of 1973, as amended,
       [the Companies Act] and in terms of the Listings
       Requirements [Listings Requirements] of the
       JSE Limited [the JSE], namely that: any such
       acquisition of ordinary shares shall be effected
       through the order book operated by the JSE
       trading system and done without any prior understanding
       or arrangement between the Company and the
       counterparty; any such acquisition of ordinary
       shares is authorized by the Company's Articles
       of Association; acquisitions of shares in aggregate
       in any one financial year may not exceed 10%
       of the Company's issued ordinary share capital
       as at the date of passing of this special resolution;
       in determining the price at which ordinary
       shares issued by the Company are acquired by
       it or any of its subsidiaries in terms of this
       general authority, the maximum premium at which
       such ordinary shares may be acquired will be
       10% of the weighted average of the market value
       at which such ordinary shares are traded on
       the JSE as determined over the five business
       days immediately preceding the date of repurchase
       of such ordinary shares by the Company or any
       of its subsidiaries; at any point in time,
       the Company may only appoint one agent to effect
       any repurchase on the Company's behalf; the
       Company's sponsor must confirm the adequacy
       of the Company's working capital for purposes
       of undertaking the repurchase of shares in
       writing to the JSE before entering the market
       to proceed with the repurchase; the Company
       must remain in compliance with the minimum
       shareholder spread requirements of the Listings
       Requirements; the Company and/or its subsidiaries
       may not repurchase any shares during a prohibited
       period as defined by the Listings Requirements
       unless they have in place a repurchase programme
       where the dates and quantities of ordinary
       shares to be traded during the relevant period
       are fixed and full details of the programme
       have been disclosed in an announcement over
       SENS prior to the commencement of the prohibited
       period; and shares held by the AVI incentive
       share trusts will not have their votes at general
       meetings taken account of for Listings Requirements
       resolution approval purposes; [Authority expires
       the earlier of the conclusion of the next Company's
       AGM or 15 months from the date of passing of
       this special resolution]

8.     Approve to increase the Directors fees, with              Mgmt          For                            For
       effect from 01 JUL 2009: the fees payable to
       the current Non-Executive Directors, excluding
       the Chairman and the foreign Non-Executive
       Director, Mr. Adriaan Nuhn from ZAR 132,000
       per year to ZAR 175,000 per year; the fees
       payable to the members of the Appointments
       and Remuneration Committee, excluding the chairman
       of this committee from ZAR 33,000 per year
       to ZAR 40,000 per year; the fees payable to
       the members of the Audit Committee, excluding
       the chairman of this committee from ZAR 49,500
       per year to ZAR 60,500 per year; the fees payable
       to the Chairman of the appointments and remuneration
       committee from ZAR 66,000 per year to ZAR 75,000
       per year; the fees payable to the chairman
       of the Audit Committee from ZAR 88,000 per
       year to ZAR 140,000 per year; the fees payable
       to the foreign Non-executive Director from
       ZAR 30,000 per year to ZAR 33,000 per year;
       non-executive Director's fees are paid as a
       combination of a fixed retainer and for attendance
       at those meetings formally convened

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 AVNER OIL EXPLORATION - LIMITED PARTNERSHIP                                                 Agenda Number:  702177014
--------------------------------------------------------------------------------------------------------------------------
        Security:  M1547B109
    Meeting Type:  OGM
    Meeting Date:  29-Dec-2009
          Ticker:
            ISIN:  IL0002680119
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Amend the Option Agreement by which the Partnership       Mgmt          For                            For
       has an option to receive 15% of the Production
       Sharing Contract that confers rights in Block
       12 of the Cyprus Marine Shelf, in such manner
       that the option will be extended until the
       end of September 2010

2.     Approve the extension of the decision of the              Mgmt          For                            For
       Unit-holders Meeting in November 2008 in such
       manner that will enable the rights issue for
       the purpose funding activity in Dalit I/12
       and I/13 to be made to the extent required
       up to a total of USD 36 million

       PLEASE NOTE THAT THIS IS A UNIT HOLDERS MEETING.          Non-Voting    No vote
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AVNER OIL EXPLORATION - LIMITED PARTNERSHIP                                                 Agenda Number:  702292854
--------------------------------------------------------------------------------------------------------------------------
        Security:  M1547B109
    Meeting Type:  OTH
    Meeting Date:  08-Apr-2010
          Ticker:
            ISIN:  IL0002680119
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Amend the Partnership Agreement so as to add              Mgmt          For                            For
       expenses in respect of           geophysical
       and reservoir engineering consultancy, engineering,
       insurance,    strategic, communications, investor
       relations, marketing consultancy and also refund
       of expenses in connection with marketing, financing
       and preparation of financial statements, to
       the list of direct expenses for management
       of the    partnership

2      Amend the Partnership Agreement so as to clarify          Mgmt          For                            For
       the events in which the      General Partner
       is not permitted to refrain from distribution
       of profits      without written approval by
       the Supervisor

3      Amend the Partnership Agreement with a view,              Mgmt          For                            For
       on the one hand of expanding the need for approval
       of the Supervisor and/or general meeting not
       only in        respect of transactions with
       the General Partner and owners of control,
       but   to all transactions in which the owner
       of control has a personal interest,    but
       on the other hand to limit the need for such
       approval to transactions     that are not in
       the ordinary course of business; requirement
       for a special    majority for approval of such
       transactions; inclusion of such transactions
       in resolutions that may be voted by means of
       a Voting Form without attendance at the meeting

4      Approve the payment to Delek Group Ltd. of a              Mgmt          For                            For
       commission of 1.75% on the ILS 8 million guaranty
       put up by Delek Group to the Israel Electricity
       Company Ltd. in respect of the share of the
       Partnership in the guaranty required in
       accordance with the natural gas supply
       contract




--------------------------------------------------------------------------------------------------------------------------
 AVTOVAZ A O A                                                                               Agenda Number:  702427003
--------------------------------------------------------------------------------------------------------------------------
        Security:  X4039R101
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  RU0009071187
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the order of the meeting                          Mgmt          For                            For

2.     Approve the annual report as of FY 2009                   Mgmt          For                            For

3.     Approve the annual accounting report, profit              Mgmt          For                            For
       and losses report as of FY 2009

4.     Approve the distribution of profit and losses,            Mgmt          For                            For
       dividend payments as of 2009 FY

5.     Election of the Board of Directors                        Mgmt          For                            For

6.     Election of the Audit Commission                          Mgmt          For                            For

7.     Approve the Auditor                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AVTOVAZ JSC, TOGLIATTI                                                                      Agenda Number:  702093042
--------------------------------------------------------------------------------------------------------------------------
        Security:  X4039R101
    Meeting Type:  EGM
    Meeting Date:  20-Nov-2009
          Ticker:
            ISIN:  RU0009071187
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the order of the meeting                          Mgmt          For                            For

2.     Approve the pre-mature termination of powers              Mgmt          For                            For
       of the Board of Directors

3.     Elect the Board of Directors                              Mgmt          For                            For

       PLEASE BE ADVISED THAT THE SHAREHOLDERS OF AVTOVAZ        Non-Voting    No vote
       WHO JOINTLY POSSESS MORE THAN 2% OF VOTING
       SHARES HAVE THE RIGHT TO PROPOSE CANDIDATES
       TO THE COMPANY'S BOARD OF DIRECTORS WHO WILL
       BE INCLUDED IN THE LIST OF THE BOARD OF DIRECTORS
       TO BE ELECTED AT THE COMPANY'S EGM SCHEDULED
       FOR 20 NOV 2009. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AXIATA GROUP BHD                                                                            Agenda Number:  702458503
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0488A101
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  MYL6888OO001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 DEC 2009 together     with the report
       of the Directors and the Auditors thereon

2      Re-elect Dato' Sri Jamaludin Ibrahim as a Director,       Mgmt          For                            For
       who retire by rotation    pursuant to Article
       93 of the Company's Articles of Association

3      Re-elect Tan Sri Ghazzali Sheikh Abdul Khalid             Mgmt          For                            For
       as a Director, who retire by    rotation pursuant
       to Article 93 of the Company's Articles of
       Association

4      Re-elect Dr. Farid Mohamed Sani who was appointed         Mgmt          For                            For
       to the Board during the     year and retires
       pursuant to Article 99 (ii) of the Company's
       Articles of     Association

5      Approve the payment of Directors' fees of MYR             Mgmt          For                            For
       2,005,484.00 for the FYE 31 DEC 2009

6      Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company for the FY   ending 31 DEC 2010
       and authorize the Directors to fix their remuneration

7      Authorize Axiata Group Berhad (Company) and/or            Mgmt          For                            For
       its subsidiaries, in           accordance with
       Paragraph 10.09 of the Main Market Listing
       Requirements of    Bursa Malaysia Securities
       Berhad, to enter into recurrent related party
       transactions of a revenue or trading
       nature, as set out in Appendix I of the  Circular
       to Shareholders dated 31 MAY 2010 dispatched
       together with the       Company's annual report
       2009, which are necessary for the day-to-day
       operations in the ordinary course
       of the business of the Company and/or its
       subsidiaries on terms not more favorable to
       the related parties than those    generally
       available to the public and are not detrimental
       to the minority     shareholders of the Company;
       Authority shall continue to be in force and
       effect until the conclusion of the next
       AGM of the Company at which time the  authority
       will lapse, CONTD

CONT   CONTD unless the authority is renewed by a resolution     Non-Voting    No vote
       passed at such general  meeting; the expiration
       of the period within which the Company's next
       AGM is  required to be held under Section 143(1)
       of the Companies Act, 1965 (but      shall
       not extend to such extension as may be allowed
       pursuant to Section      143(2) of the Companies
       Act, 1965); or revoked or varied by resolution
       passed by the shareholders of the Company in
       a general meeting, whichever is earlier ; and
       authorize the Directors to complete and do
       all such acts, deeds and     things (including
       without limitation, to execute such documents
       under the     common seal in accordance with
       the provisions of the Articles of Association
       of the Company, as may be required) to give
       effect to the aforesaid           shareholders'
       mandate and transaction contemplated under
       this resolution

0      To consider any other business of the Company             Non-Voting    No vote
       of which due notice has been    received




--------------------------------------------------------------------------------------------------------------------------
 AXIS BK LTD                                                                                 Agenda Number:  702071349
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0487S103
    Meeting Type:  OTH
    Meeting Date:  08-Sep-2009
          Ticker:
            ISIN:  INE238A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

1.     Appoint Smt. Shikha Sharma as the Managing Director       Mgmt          For                            For
       and Chief Executive Officer (CEO) of the Bank
       for a period of 3 years with effect from 01
       JUN 2009 and also for payment of compensation
       by way of salary and perquisites to Smt. Shikha
       Sharma as the Managing Director and CEO of
       the Bank as per the following terms and conditions
       as specified in the event of absence or inadequacy
       of net profit in any FY, the remuneration payable
       to Smt. Shikha Sharma shall be governed by
       Section II of Part II of the Schedule XIII
       of the Companies Act, 1956 or any modifications
       thereof or if so permitted, by the Board or
       the Remuneration and Nomination Committee of
       the Board; and authorize the Board to do all
       such acts, deeds and things and to execute
       any document or instruments etc as may be required
       to give effect to this Resolution

2.     Appoint, subject to the applicable provisions             Mgmt          For                            For
       of the Companies Act, 1956 and the Banking
       Regulation Act, 1949 and subject to the provisions
       of the Articles of Association of the Bank
       as also subject to approval by the Reserve
       Bank of India, Shri M. M. Agrawal as the Deputy
       Managing Director (Designate) of the Bank for
       the period 04th AUG 2009 till 31 AUG 2010,
       the last day of the month in which he reaches
       the age of superannuation; subject to approval
       by the Reserve Bank of India, Shri M. M. Agrawal
       be paid compensation by way of salary, allowances
       and perquisites as the Deputy Managing Director
       (Designate) of the Bank as per the following
       terms and conditions as specified in the event
       of absence or inadequacy of net profit in any
       FY, the remuneration payable to Shri M. M.
       Agrawal shall be governed by Section II of
       Part II of the Schedule XIII of the Companies
       Act, 1956 or any modifications thereof or if
       so permitted, by the Board or the Remuneration
       and Nomination Committee of the Board; and
       authorize the Managing Director and Chief Executive
       Officer to do all such acts, deeds and things
       and to execute any document or instruments
       etc, as may be required to give effect to this
       Resolution

S.3    Approve, pursuant to Section 259 and other applicable     Mgmt          For                            For
       provisions, if any, of the Companies Act, 1956
       and subject to approval of the Central Government,
       to increase the maximum strength of the Board
       of Directors of the Bank from 12 Members to
       15 Members

S.4    Amend, pursuant to Section 31 and other applicable        Mgmt          For                            For
       provisions of the Companies act, 1956, the
       existing Articles of Association of the Company
       in the following manner: (i) in Article 88,
       the word 12 be replaced by the word 15; (ii)
       in Article 89 (10), the existing second para
       be replaced with the following para: provided
       that any increase in the number of Directors
       as fixed by Article 88 of these Articles shall
       not have effect unless approved by the regulatory
       agencies whose approval is required under any
       Law for the time in force; and (iii) the words
       'Whole-time/Executive Director(s)' wherever
       appearing in Articles 118 (2a), 118(3) and
       118(4) of the Articles of Association, be replaced
       by the words 'Whole-time/Executive/Joint/Deputy
       Managing Director(s)

S.5    Approve that, pursuant to the provisions of               Mgmt          For                            For
       Section 81 and other applicable provisions,
       if any, of the Companies Act, 1956 (including
       any amendment thereto or re-enactment thereof)
       and in accordance with the provisions of the
       Memorandum and Articles of Association of Axis
       Bank Limited (the "Bank") and the regulations/guidelines,
       if any, prescribed by the Government of India,
       Reserve Bank of India, Securities and Exchange
       Board of India or any other relevant authority,
       whether in India or abroad, from time to time,
       to the extent applicable and subject to approvals,
       consents, permissions and sanctions as might
       be required and subject to such conditions
       as might be prescribed while granting such
       approvals, consents, permissions and sanctions,
       the Board of Directors of the Bank (hereinafter
       referred to as the "Board", which term shall
       be deemed to include any Committee(s) constituted/to
       be constituted by the Board to exercise its
       powers including the powers conferred by this
       Resolution) is hereby authorized on behalf
       of the Bank, to create, offer, issue and allot
       (including by way of Preferential Allotment,
       Private Placement (including allotment to qualified
       institutional buyers by way of Qualified Institutional
       Placement in terms of the Chapter XIII - A
       of the Securities and Exchange Board of India
       (Disclosure and Investor Protection) Guidelines,
       2000), equity shares and/or equity shares through
       depository receipts and/or securities convertible
       into equity shares at the option of the holder(s)
       of such securities, and/or any instruments
       or securities representing, either equity shares
       and/or convertible securities linked to equity
       shares (all of which are hereinafter collectively
       referred to as "Securities"), to all eligible
       investors, including residents and/or non-residents
       and/or institutions/banks and/or incorporated
       bodies and/or individuals and/or trustees and/or
       stabilizing agent or otherwise, and whether
       or not such investors are Members of the Bank,
       through 1 or more prospectus and/or letter
       of offer or circular, and/or Preferential Allotment
       and/or private/preferential placement basis,
       for, or which upon exercise or conversion of
       all Securities so issued and allotted could
       give rise to the issue of equity shares not
       exceeding 7,14,28,570 equity shares, as amended
       by the resolutions of the shareholders of even
       date such issue and allotment to be made at
       such time or times, in one or more tranche
       or tranches, at such price or prices, at market
       price(s) or at a discount or premium to market
       price(s) including at the Board's discretion
       under relevant rules, regulations and guidelines
       of the relevant authority, in such manner,
       including allotment to stabilizing agent in
       terms of green shoe option, if any, exercised
       by the Bank, and where necessary in consultation
       with the Book Running Lead Managers and/or
       Underwriters and/or Stabilizing Agent and/or
       other Advisors or otherwise on such terms and
       conditions, including issue of Securities as
       fully or partly paid, making of calls and manner
       of appropriation of application money or call
       money, in respect of different class(es) of
       investor(s) and/or in respect of different
       Securities, as the Board may in its absolute
       discretion decide at the time of issue of the
       Securities; in case of a qualified institutional
       placement pursuant to Chapter XIIIA of the
       SEBI Guidelines, the allotment of Securities
       shall only be to Qualified Institutional Buyers
       within the meaning of Chapter XIIIA of the
       SEBI Guidelines, such Securities shall be fully
       paid-up and the allotment of such Securities
       shall be completed within 12 months from the
       date of this resolution; in case of a qualified
       institutional placement pursuant to Chapter
       XIIIA of the SEBI Guidelines, the relevant
       date for the determination of the price of
       the equity shares, if any, to be issued upon
       conversion or exchange of the Securities will
       be decided in terms of SEBI Guidelines; without
       prejudice to the generality of the above, the
       aforesaid issue of Securities may have all
       or any terms or combination of terms in accordance
       with prevalent market practices or as the Board
       may in its absolute discretion deem fit, including
       but not limited to terms and conditions, relating
       to payment of dividend, premium on redemption
       at the option of the Bank and/or holders of
       any securities, or variation of the price or
       period of conversion of Securities into equity
       shares or issue of equity shares during the
       period of the Securities or terms pertaining
       to voting rights or option(s) for early redemption
       of Securities; the Bank and/or any agency or
       body or person authorized by the Board may
       issue depository receipts representing the
       underlying equity shares in the capital of
       the Bank or such other securities in negotiable,
       registered or bearer form with such features
       and attributes as may be required and to provide
       for the tradability and free transferability
       thereof as per market practices and regulations
       (including listing on 1 or more stock exchange(s)
       in or outside India); authorize the Board to
       create, issue, offer and allot such number
       of equity shares as may be required to be issued
       and allotted, including issue and allotment
       of equity shares upon conversion of any depository
       receipts or other securities referred to above
       or as may be necessary in accordance with the
       terms of the offer, all such equity shares
       shall rank pari passu inter se and with the
       then existing equity shares of the Bank in
       all respects; for the purpose of giving effect
       to any offer, issue or allotment of equity
       shares or securities or instruments representing
       the same, as described above, authorize the
       Board on behalf of the Bank to do all such
       acts, deeds, matters and things as it may,
       in its absolute discretion, deem necessary
       or desirable for such purpose, including without
       limitation, the determination of the number
       of Securities that may be offered in domestic
       and international markets and proportion thereof,
       entering into arrangements for managing, underwriting,
       marketing, listing, trading, acting as depository,
       custodian, registrar, stabilizing agent, paying
       and conversion agent, trustee and to issue
       any document(s), including but not limited
       to prospectus and/or letter of offer and/or
       circular, and sign all deeds, documents and
       writings and to pay any fees, commissions,
       remuneration, expenses relating thereto and
       with power on behalf of the Bank to settle
       all questions, difficulties or doubts that
       may arise in regard to such offer(s) or issue(s)
       or allotment(s) as it may, in its absolute
       discretion, deem fit; to delegate all or any
       of its powers herein conferred to any Committee
       or any 1 or more executives of the Bank; pursuant
       to Section 81 (1-A) and other applicable provisions,
       if any, of the Companies Act, 1956 , and the
       Memorandum and Articles of Association of the
       Bank and subject to such approvals, consents,
       permissions and) sanctions of the Government
       of India, the Reserve Bank of India ("RBI"),
       the Securities and Exchange Board of India
       (SEBI) and other authorities if any, as may
       be required and subject also to such terms,
       conditions and modifications as may be prescribed
       or imposed by such authorities while granting
       such approvals, consents, permissions and sanctions,
       and which may be agreed to by the Board of
       Directors of the Bank (hereinafter referred
       to as "the Board" which term shall be deemed
       to include any Committee authorized by the
       Board to exercise the concerned power) CONTD;

       CONTD...consent and approval of the Bank be               Non-Voting    No vote
       and is hereby accorded to the Board to, and
       the Board is hereby authorized to, offer, issue
       and allot: i] upto 73,82,777 fully paid up
       equity shares of a face value of INR 10 each
       of the Bank at a price not below the price
       in accordance with Chapter (XIII) (Guidelines
       For Preferential Issues) of the Securities
       and Exchange Board of India (Disclosure and
       Investor Protection) Guidelines, 2000 on a
       preferential allotment basis to the Life Insurance
       Corporation of India (L1C); ii] upto 15,94,758
       fully paid up equity shares of a face value
       of INR 10 each of the Bank at a price not below
       the price in accordance with Chapter (XIII)
       (Guidelines For Preferential Issues) of the
       Securities and Exchange Board of India (Disclosure
       and Investor Protection) Guidelines, 2000 on
       a preferential allotment basis to the General
       Insurance Corporation of India (GIC); iii]
       upto 7,55,518 fully paid up equity shares of
       a face value of INR 10 each of the Bank at
       a price not below the price in accordance with
       Chapter (XIII) (Guidelines For Preferential
       Issues) of the Securities and Exchange Board
       of India (Disclosure and Investor Protection)
       Guidelines, 2000 on a preferential allotment
       basis to the New India Assurance Company Limited;
       iv] upto 3,05,084 fully paid up equity shares
       of a face value of INR 10 each of the Bank
       at a price not below the price in accordance
       with Chapter (XIII) (Guidelines For Preferential
       Issues) of the Securities and Exchange Board
       of India (Disclosure and Investor Protection)
       Guidelines, 2000 on a preferential allotment
       basis to the Oriental Insurance Company Limited;
       v] upto 2,58,234 fully paid up equity shares
       of a face value of INR each of the Bank at
       a price not below the price in accordance with
       Chapter (XIII) (Guidelines For Preferential
       Issues) of the Securities and Exchange Board
       of India (Disclosure and Investor Protection)
       Guidelines, 2000 on a preferential allotment
       basis to the United India Insurance Company
       Limited; vi] to 5,29,702 fully paid up equity
       shares of a face value of INR each of the Bank
       at a price not below the' price in accordance
       with Chapter (XIII) (Guidelines For Preferential
       Issues) of the Securities and Exchange Board
       of India (Disclosure and Investor Protection)
       'Guidelines, 2000 on a preferential allotment
       basis to the National Insurance Company Limited;
       approve the relevant date as per Chapter XIII
       of the SEBI (Disclosure and Investor Protection)
       Guidelines 2000 for determination of the applicable
       price for the allotment of equity shares upfront
       to the applicant is 10th AUG 2009, i.e. the
       day 30 days prior to the date of report of
       the Scrutinizer (deemed date of EGM); the offer
       for allotment on a preferential basis shall
       be made only upon the GDR-cum-QIP offer being
       undertaken by the Bank; the new equity shares
       to be issued as aforesaid will be listed on
       the stock exchanges where the securities of
       the Bank are listed on the date of allotment
       of new equity shares; i] the offer, issue and
       allotment of the aforesaid Equity Shares shall
       be made at such time or times as the Board
       may in its absolute discretion decide, subject,
       however, to applicable guidelines, notifications,
       rules and regulations; ii] the equity shares
       to be issued by the Bank as stated aforesaid
       shall rank pari-passu with all existing equity
       shares of the Bank; iii] authorize the Board
       to decide and approve the other terms and conditions
       of the issue of the above mentioned equity
       shares and also shall be entitled to vary,
       modify or alter any of the terms and conditions,
       including size of the issue, as it may deem
       expedient; iv] to delegate all or any of the
       powers herein conferred by this resolution
       to any Director or Directors or to any committee
       of Director or Directors or any other officer
       or officers of the Bank to give effect to the
       aforesaid resolution; for the purpose of giving
       effect to this resolution and to do all such
       acts, matters, deeds. and things and to take
       all such steps and do all such things and give
       all such directions as the Board may consider
       necessary, expedient or desirable and also
       to settle any question or difficulties that
       may arise in such manner as the Board in its
       absolute discretion may deem fit and take all
       steps which are incidental and ancillary in
       this connection




--------------------------------------------------------------------------------------------------------------------------
 AXIS BK LTD                                                                                 Agenda Number:  702426607
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0487S103
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  INE238A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2010, profit and loss        account for
       the YE 31 MAR 2010, and the reports of Directors
       and Auditors     thereon

2      Re-appoint Dr. R. H. Patil as the Director,               Mgmt          For                            For
       who retires by rotation

3      Re-appoint Smt. Rama Bijapurkar as the Director,          Mgmt          For                            For
       who retires by rotation

4      Declare a dividend on the equity shares of the            Mgmt          For                            For
       Bank

S.5    Appointment of, pursuant to the provisions of             Mgmt          For                            For
       Section 224A and other          applicable
       provisions, if any, of the Companies Act, 1956
       and the Banking     Regulation Act, 1949, M/s.
       Deloitte Haskins and Sells, Chartered Accountants,
       Mumbai, ICAI Registration Number 117365W as
       the Statutory Auditors of the     Bank in place
       of M/s. S. R. Batliboi and Company; the retiring
       Auditors of    the Bank to hold office from
       the conclusion of the sixteenth AGM until the
       conclusion of the seventeenth AGM, on such
       remuneration as may be approved by the Audit
       Committee of the Board

6      Appointment of Smt. Shikha Sharma as a Director           Mgmt          For                            For
       of the bank, who is not       liable to retire
       by rotation

7      Appointment of Shri. M. M. Agrawal as a Director          Mgmt          For                            For
       of the Bank, who is liable   to retire by rotation

8      Appointment of Shri. V.R. Kaundinya as a Director         Mgmt          For                            For
       of the Bank, who is liable  to retire by rotation

9      Appointment of Dr. Adarsh Kishore as a Director           Mgmt          For                            For
       of the Bank, who is not       liable to retire
       by rotation

10     Appointment of Shri S.B. Mathur as a Director             Mgmt          For                            For
       of the Bank, who is liable to   retire by rotation

11     Approve, pursuant to the provisions of the Companies      Mgmt          For                            For
       Act, 1956, Banking       Regulation Act, 1949
       and Articles of Association of the Bank, Dr.
       Adarsh      Kishore is appointed as the Non-Executive
       Chairman of the Bank for a period   of three
       years, effective 08 MAR 2013 and he be paid
       remuneration as a        Non-Executive Chairman
       of the Bank as per the specified terms and
       conditions; authorize the Board of Directors
       of the Bank to do all such acts, deeds and
       things and to execute any document or instruction
       etc. as may be required to  give effect to
       this resolution

12     Approve, subject to the approval by the Reserve           Mgmt          For                            For
       Bank of India, to revise the  remuneration
       by way of salary and perquisites payable to
       Smt. Shikha Sharma,  Managing Director and
       Chief Executive Officer of the Bank with effect
       from 01 APR 2010 as specified

13     Approve, in partial modification to the resolution        Mgmt          For                            For
       passed by the shareholders of the Bank through
       postal ballot on 09 SEP 2009, the appointment
       of Shri M.  M. Agarwal as a Deputy Managing
       Director of the Bank for the period 10 FEB
       2010 till 31 AUG 2010, the last day of the
       month in which he reaches the age  of superannuation;
       approved by the Reserve Bank of India, Shri
       M. M. Agarwal  be paid remuneration by way
       of salary, allowances and perquisites as the
       Deputy Managing Director of the Bank as
       specified

S.14   Authorize the Board of Directors, pursuant to             Mgmt          Against                        Against
       the provisions of Section 81    and all other
       applicable provisions, if any, of the Companies
       Act, 1956, and  in accordance with other regulatory
       laws and the provisions of the Memorandum and
       Articles of Association of the Bank, to issue,
       offer and allot additional equity stock options
       convertible into equity shares of the aggregate
       nominal  face value not exceeding INR 4,74,74,000
       47,47,400 equity shares of INR 10   each paid
       up   in addition to the approvals granted by
       shareholders at an EGM held on 24 FEB 2001
       and at AGM held on 18 JUN 2004, 02 JUN 2006
       and 06 JUN    2008 , to the present and future
       employees and Directors of the Bank under an
       Employee Stock Option Scheme  ESOS , CONTD

CONT   CONTD on the terms and conditions and in such             Non-Voting    No vote
       tranche/s as may be decided by  the Board in
       its absolute discretion; without prejudice
       to the generality of  the above, but subject
       to the terms, as approved by the members, the
       Board/remuneration and authorize the
       Nomination Committee, to implement the   scheme
       with or without modifications and variations
       in one or more tranches in such manner as
       the Board remuneration and Nomination Committee
       may         determine; authorize the Board
       to delegate all or any of the powers here in
       conferred to the remuneration and Nomination
       Committee constituted for this   purpose or
       to the managing Director and chief Executive
       Officer to the Bank;  the equity shares of
       the Bank, including for the purpose of payment
       of        dividend

S.15   Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       the provisions of Section 81    (1A) and all
       other applicable provisions, if any, of the
       Companies Act 1956,  the memorandum and Articles
       of Association of the Bank, Securities and
       Exchange Board of India  Employee Stock
       option Scheme and Employee Stock      Purchase
       Scheme  guidelines, 1999  herein after referred
       to as SEBI           Guidelines  and subject
       to such other approvals, permissions and sanctions
       as may be necessary and subject to such conditions
       and modifications as may be   prescribed or
       imposed while granting such approvals, permissions
       and          sanctions, to create, offer, issue
       and allot at any time to or to the benefit
       of such persons who are in the permanent employment
       of any of the             subsidiaries of the
       Bank CONTD

CONT   CONTD present and future, including any Director          Non-Voting    No vote
       of the Subsidiary Companies, whether whole
       time or otherwise, options exercisable into
       shares of the Bank  under the Employee Stock
       Option Scheme out of options available for
       grant to  the employees and Directors of the
       bank in one or more tranches, and on such
       terms and conditions as may be fixed or determined
       by the Board in accordance with the provisions
       of the law or guidelines issued by the relevant
       Authority; authorize the Board/remuneration
       and Nomination Committee to issue and allot
       equity shares shall rank pari passu in all
       respects with the        existing Equity Shares
       of the Bank




--------------------------------------------------------------------------------------------------------------------------
 AYALA CORP                                                                                  Agenda Number:  702234117
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0486V115
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2010
          Ticker:
            ISIN:  PHY0486V1154
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the determination of quorum                       Mgmt          For                            For

2.     Approve the minutes of the previous meeting               Mgmt          For                            For

3.     Approve the annual report                                 Mgmt          For                            For

4.     Ratify all acts and resolutions of the Board              Mgmt          For                            For
       of Directors and the Management adopted during
       the preceding year

5.     Elect the Directors [including the Independent            Mgmt          For                            For
       Directors]

6.     Elect the Auditors and approve to fix their               Mgmt          For                            For
       remuneration

7.     Other business                                            Non-Voting    No vote

8.     Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AYALA LD INC                                                                                Agenda Number:  702305992
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0488F100
    Meeting Type:  AGM
    Meeting Date:  14-Apr-2010
          Ticker:
            ISIN:  PHY0488F1004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 668125 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       Proof of notice and determination of quorum               Non-Voting    No vote

1.     Approve the minutes of previous meeting                   Mgmt          For                            For

2.     Approve the annual report                                 Mgmt          For                            For

3.     Ratify all acts and resolutions of the Board              Mgmt          For                            For
       of Directors and the Executive Committee adopted
       during the proceeding year

4.1    Election of Fernando Zobel de Ayala as a Director         Mgmt          For                            For

4.2    Election of Jaime Augusto Zobel de Ayala as               Mgmt          For                            For
       a Director

4.3    Election of Antonino T. Aquino as a Director              Mgmt          For                            For

4.4    Election of Delfin L. Lazaro as a Director                Mgmt          For                            For

4.5    Election of Aurelio R. Montinola III as a Director        Mgmt          For                            For

4.6    Election of Mercedita S. Nolledo as a Director            Mgmt          For                            For

4.7    Election of Francis G. Estrada as an Independent          Mgmt          For                            For
       Director

4.8    Election of Jaime C. Laya as an Independent               Mgmt          For                            For
       Director

4.9    Election of Oscar S. Reyes as an Independent              Mgmt          For                            For
       Director

5.     Election of Sycip Gorres Velayo and Company               Mgmt          For                            For
       as an Independent Auditors and approve to fix
       their remuneration

6.     Transact such other business                              Mgmt          Against                        Against

       Adjournment                                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 AYGAZ, ISTANBUL                                                                             Agenda Number:  702275339
--------------------------------------------------------------------------------------------------------------------------
        Security:  M1548S101
    Meeting Type:  OGM
    Meeting Date:  07-Apr-2010
          Ticker:
            ISIN:  TRAAYGAZ91E0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY  POA  REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Election of the presidential Board                        Mgmt          No Action

2      Approve the concerning activities and accounts            Mgmt          No Action
       of 2009, the reading and       deliberation
       of the Board of Directors and Auditors reports,
       the brief        independent auditing report
       by the Independent Auditing Company, namely
       Drt   Bagimsiz Denetim Veserbest Muhasebeci
       Mali Musavirlik AS, the acceptance,     acceptance
       through modification or rejection of the proposal
       by the Board of  Directors concerning the Balance
       Sheet and Income Statement of 2009

3      Approve to absolving the members of the Board             Mgmt          No Action
       of Directors and the Auditors   for the Company's
       activities in 2009; the acceptance, acceptance
       through      modification or rejection of the
       proposal by the Board of Directors
       concerning the distribution of the income
       of 2009 and its distribution date

4      Approve to giving information about the Profit            Mgmt          No Action
       Distribution Policies for 2010 and ongoing
       years according to the Corporate Governance
       Principles

5      Approve to giving information about information           Mgmt          No Action
       policy of the Company

6      Reelect the Board members whose duty has expired,         Mgmt          No Action
       decision on their number    and duty period

7      Reelect the Auditors whose duty has expired,              Mgmt          No Action
       decision on their number and     duty period

8      Approve to determine the monthly gross salaries           Mgmt          No Action
       of the Chairman, Board        Members and the
       Auditors

9      Approve the decision on the election of the               Mgmt          No Action
       Independent Auditing Firm elected by the Board
       of Directors according to the Rules of capital
       markets Board for auditing activities and accounts
       of 2009

10     Approve the decision on amendment of Company's            Mgmt          No Action
       Articles of Association number 3 named labouring
       subjects

11     Approve the presentation of information to the            Mgmt          No Action
       general assembly about the     donations and
       contributions to foundations and organizations
       of year 2009 for social relief purposes

12     Authorize the Board members according to the              Mgmt          No Action
       Articles 334 and 335 of the      Turkish Commercial
       Code

13     Grant authority to Chairmanship to sign the               Mgmt          No Action
       minutes of the meeting

14     Wishes and hopes                                          Mgmt          No Action

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN MEETING TIME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 B2W COMPANHIA GLOBAL DO VAREJO                                                              Agenda Number:  702389380
--------------------------------------------------------------------------------------------------------------------------
        Security:  P19055113
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRBTOWACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1.     Amend the main part of Article 23 of the Corporate        Mgmt          For                            For
       Bylaws of the Company to provide for in them
       that the executive committee of the Company
       will be composed of i] a single president officer,
       in the place of two president officers, ii]
       two operational officers, in place of a single
       operational officer. as a result of the amendments
       to the main part of Article 23, to adapt Paragraphs
       7 and 10 of the same Article, to exclude Chapter
       X, transitory provisions, and the respective
       Article 51 from the Corporate Bylaws of the
       Company, all in accordance with a proposal
       from the Management of the Company that has
       already been made available to the shareholders

2.     Approve to consolidate the Corporate Bylaws               Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 B2W COMPANHIA GLOBAL DO VAREJO                                                              Agenda Number:  702359832
--------------------------------------------------------------------------------------------------------------------------
        Security:  P19055113
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRBTOWACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I      Approve to take knowledge of the Directors accounts,      Mgmt          For                            For
       to examine, discuss and the Company's consolidated
       financial statements for the FYE 31 DEC 2009

II     Approve to decide concerning the proposal for             Mgmt          For                            For
       the capital budget prepared for the purposes
       of Article 196 of Law Number 6404 76

III    Approve to decide regarding the proposal for              Mgmt          For                            For
       the allocation of the net profit for the FYE
       on 31 DEC 2009, and ratify the distribution
       of dividends from the earned profits account
       in the financial statements, approved for the
       Board of Directors in meeting held on 11 MAR
       2010

IV     Approve to set the monthly global remuneration            Mgmt          For                            For
       of the Board of Directors for the year 2010

V      Election of Members of the Board of Directors,            Mgmt          For                            For
       in view of the closure of the mandate of Board
       Member elected on the basis of Article 150
       of Law Number 6404 76




--------------------------------------------------------------------------------------------------------------------------
 BAGFAS BANDIRMA GUBRE FABRIK                                                                Agenda Number:  702269196
--------------------------------------------------------------------------------------------------------------------------
        Security:  M15695105
    Meeting Type:  OGM
    Meeting Date:  25-Mar-2010
          Ticker:
            ISIN:  TRABAGFS91E2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No vote
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and election of the Presidential Board            Mgmt          No Action

2      Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the meeting

3      Approve the deliberation of the Board of Directors,       Mgmt          No Action
       Auditor's and Independent Auditor's reports

4      Approve the deliberation of the balance sheet             Mgmt          No Action
       and income statements for year  2009, and decision
       on profit distribution

5      Approve to give information about the Corporate           Mgmt          No Action
       profit distribution policies  for 2010 and
       ongoing years

6      Approve to absolve the Members of the Board               Mgmt          No Action
       of Directors

7      Approve to absolve the Auditors                           Mgmt          No Action

8      Election of the Auditors                                  Mgmt          No Action

9      Approve to determine the monthly gross salaries           Mgmt          No Action
       of the Board Members and the  Auditors

10     Approve the decision on Independent Auditing              Mgmt          No Action
       Company

11     Authorize the Board Members according to the              Mgmt          No Action
       Articles 334 and 335 of the      Turkish Commercial
       Code

12     Wishes and hopes                                          Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 BAJAJ AUTO LTD NEW                                                                          Agenda Number:  702028831
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y05490100
    Meeting Type:  AGM
    Meeting Date:  16-Jul-2009
          Ticker:
            ISIN:  INE917I01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited balance sheet as at 31 MAR              Mgmt          For                            For
       2009 and the profit and loss account for the
       YE 31 MAR 2009 and the Directors' and Auditors'
       reports thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Mr. D.S. Mehta as a Director, who              Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. Kantikumar R. Podar as a Director,         Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. Shekhar Bajaj as a Director,               Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Mr. D.J. Balaji Rao as a Director,             Mgmt          For                            For
       who retires by rotation

7.     Appoint the Auditors of the Company for the               Mgmt          For                            For
       period commencing from the conclusion of this
       AGM till the conclusion of the next AGM and
       approve to fix their remuneration

S.8    Appoint, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309, 310, 311 and other applicable
       provisions, if any, of the Companies Act, 1956
       [including any amendment thereto or re-enactment
       thereof for the time being in force] and schedule
       XIII thereto [including any amendment or statutory
       modification thereto for the time being in
       force] and subject to such sanctions as may
       be necessary, Mr. Sanjiv Bajaj as the Executive
       Director of the Company for a term of 5 years
       commencing from 01 APR 2009 up to 31 MAR 2014
       on the terms and conditions including remuneration
       and minimum remuneration in the event of absence
       or inadequacy of profits as specified in the
       explanatory statement relating to this resolution
       and in the agreement entered into between the
       Company and Mr. Sanjiv Bajaj, which agreement
       is hereby approved, authorize the Board of
       Directors, to alter or vary the terms and conditions
       and remuneration including minimum remuneration
       in such manner as the Board may deem fit and
       is acceptable to Mr. Sanjiv Bajaj; authorize
       the Board of Directors, in the event of any
       statutory amendment, modification or relaxation
       by the Central Government to Schedule XIII
       to the Companies Act, 1956, to vary or increase
       the remuneration including salary, commission,
       perquisites, allowances etc. within such prescribed
       limit or ceiling and the said agreement between
       the Company and Mr. Sanjiv Bajaj be suitably
       amended to give effect to such modification,
       relaxation or variation without any further
       reference to the Members of the Company in
       general meeting and authorize the Board of
       Directors of the Company to take such steps
       as may be necessary to give effect to this
       resolution

S.9.a  Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81(1A) and all other applicable
       provisions, if any, of the Companies Act, 1956,
       the relevant provisions of the Articles of
       Association of the Company, the listing agreement
       with the stock exchanges and the provisions
       of the Securities and Exchange Board of India
       (Employee Stock Option Scheme and Employee
       Stock Purchase Scheme) Guidelines, 1999, (the
       Guidelines) and including any statutory modification(s)
       or re-enactment of the Act or the Guidelines,
       for the time being in force and subject to
       such other approvals, permissions and sanctions,
       as may be necessary and subject to such conditions
       and modifications as may be prescribed or imposed
       while granting such approvals, permissions
       and sanctions which may be agreed to by the
       Board of Directors of the Company in its sole
       discretion (hereinafter referred to as the
       'Board', which expression shall also include
       any Committee including Compensation Committee
       constituted by the Board for this purpose),
       to create, offer, issue and allot at any time
       to or for the benefit of such person(s), who
       are in the permanent employment (management
       category) including whole-time Directors of
       the Company, present or future, as may be decided
       solely by the Board under the scheme titled
       'Employee Stock Option Scheme (hereinafter
       referred to as 'the ESOS or the scheme) such
       number of equity shares and / or equity linked
       instruments (including options), equity shares
       issued through Global Depository Receipts (GDRs)
       and / or any other instruments or securities
       of the Company, which would give rise to the
       issue of equity shares, not exceeding 2,200,000
       equity shares at such price, in such manner,
       during such period, in one or more tranches
       and on such other terms and conditions as the
       Board may decide in accordance with the regulations
       or other provisions of the law as may be prevailing
       at the relevant time; approve, that the said
       securities may be allotted directly to such
       employees or in accordance with a scheme framed
       in that behalf through any appropriate mechanism,
       including a trust or other entity which may
       be set up in any permissible manner for that
       purpose and that such scheme may also contain
       provisions for providing financial assistance
       to the employees / trust / entity to enable
       the employees / trust / entity to acquire,
       purchase or subscribe to the securities of
       the Company; approve that such shares as are
       issued by the Company in the manner aforesaid
       shall rank pari-passu in all respects with
       the then existing fully paid up shares of the
       Company save and except that the dividend,
       if any, payable in respect of the shares shall
       be paid proportionately from the date of allotment;
       authorize the Board (including the Compensation
       Committee) to take necessary steps for listing
       of the securities allotted under the ESOS on
       the Stock Exchanges, where the securities of
       the Company are listed as per the provisions
       of the Listing Agreement with the concerned
       Stock Exchanges and other applicable guidelines,
       rules and regulations; authorize the Board,
       that for the purpose of creating, offering,
       issuing, allotting and listing of the securities,
       to evolve, decide upon and bring into effect
       the scheme and to make any modifications, changes,
       variations, alterations or revisions in the
       said scheme from time to time or to suspend,
       withdraw or revive the scheme from time to
       time as may be specified by any statutory authority
       and to do all other acts, deeds, matters and
       things as are necessary to give effect to the
       above resolutions and with power on behalf
       of the Company to settle any questions or difficulties
       that may arise with regard to the creation,
       offer, issue and allotment of shares without
       requiring the board to secure any further consent
       or approval of the members of the company in
       this regard

S.9.b  Approve, pursuant to the provisions of Section            Mgmt          For                            For
       81(1A) and all other applicable provisions,
       if any, of the Companies Act, 1956, the relevant
       provisions of the Articles of Association of
       the Company, the listing agreement with the
       stock exchanges and the provisions of the Securities
       and Exchange Board of India (Employee Stock
       Option Scheme and Employee Stock Purchase Scheme)
       Guidelines, 1999, (the Guidelines) and including
       any statutory modification(s) or re-enactment
       of the Act or the Guidelines, for the time
       being in force and subject to such other approvals,
       permissions and sanctions, as may be necessary
       and subject to such conditions and modifications
       as may be prescribed or imposed while granting
       such approvals, permissions and sanctions,
       which may be agreed to by the Board of Directors
       of the Company in its sole discretion (hereinafter
       referred to as the 'Board', which expression
       shall also include any Committee including
       Compensation Committee constituted by the Board
       for this purpose) to extend the benefits of
       said ESOS referred to in the Resolution No.
       9(a) to the employees of the holding or subsidiary
       companies and associates / group companies
       and business associates and/or to such other
       persons, as may from time to time be allowed
       under prevailing laws, rules and regulations,
       and/or amendments thereto from time to time
       on such terms and conditions as may be decided
       by the Board; authorize the Board (including
       the Compensation Committee), to take necessary
       steps for listing of the securities allotted
       under the ESOS on the Stock Exchanges, where
       the securities of the Company are listed as
       per the provisions of the Listing Agreement
       with the concerned Stock Exchanges and other
       applicable guidelines, rules and regulations;
       authorize the Board, for the purpose of giving
       effect to the above resolutions, on behalf
       of the Company to evolve, decide upon and bring
       into effect the scheme and to make any modifications,
       changes, variations, alterations or revisions
       in the said scheme from time to time or to
       suspend, withdraw or revive the scheme from
       time to time as may be specified by any statutory
       authority and to do all other acts, deeds,
       matters and things as are necessary to give
       effect to the above resolutions and with power
       on behalf of the Company to settle any questions
       or difficulties that may arise with regard
       to the creation, offer, issue and allotment
       of shares without requiring the Board to secure
       any further consent or approval of the members
       of the Company in this regard




--------------------------------------------------------------------------------------------------------------------------
 BAJAJ AUTO LTD NEW                                                                          Agenda Number:  702028867
--------------------------------------------------------------------------------------------------------------------------
        Security:  05709M104
    Meeting Type:  AGM
    Meeting Date:  16-Jul-2009
          Ticker:
            ISIN:  US05709M1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited balance sheet as at 31 MAR              Mgmt          For                            For
       2009 and the profit and loss account for the
       YE 31 MAR 2009 and the Directors' and the Auditors'
       reports thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Mr. D. S. Mehta as a Director, who             Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. Kantikumar R. Podar as a Director,         Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. Shekhar Bajaj as a Director,               Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Mr. D. J. Balaji Rao as a Director,            Mgmt          For                            For
       who retires by rotation

7.     Appoint the Auditors of the Company for the               Mgmt          For                            For
       period commencing from the conclusion of this
       AGM till the conclusion of the next AGM and
       approve to fix their remuneration

S.8    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309, 310, 311 and other applicable
       provisions, if any, of the Companies Act, 1956
       [including any amendment thereto or re-enactment
       thereof for the time being in force] and Schedule
       XIII thereto [including any amendment or statutory
       modification thereto for the time being in
       force] and subject to such sanctions as may
       be necessary, the appointment of Mr. Sanjiv
       Bajaj as the Executive Director of the Company
       for a term of 5 years commencing from 01 APR
       2009 upto 31 MAR 2014 on the terms and conditions
       including remuneration and minimum remuneration
       in the event of absence or inadequacy of profits
       as specified relating to this resolution and
       approve the agreement entered into between
       the Company and Mr. Sanjiv Bajaj, with liberty
       to the Board of Directors, to alter or vary
       the terms and conditions and remuneration including
       minimum remuneration in such manner as the
       Board may deem fit and is acceptable to Mr.
       Sanjiv Bajaj; authorize the Board of Directors,
       in the event of any statutory amendment, modification
       or relaxation by the Central Government to
       Schedule XIII to the Companies Act, 1956, to
       vary or increase the remuneration including
       salary, commission, perquisites, allowances
       etc within such prescribed limit or ceiling
       and the said agreement between the Company
       and Mr. Sanjiv Bajaj be suitably amended to
       give effect to such modification, relaxation
       or variation without any further reference
       to the Members of the Company in general meeting;
       authorize the Board of Directors of the Company
       to take such steps as may be necessary to give
       effect to this resolution

S.9.a  Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81(1A) and all other applicable
       provisions, if any, of the Companies Act, 1956,
       the relevant provisions of the Articles of
       Association of the Company, the listing agreement
       with the stock exchanges and the provisions
       of the Securities and Exchange Board of India
       [Employee Stock Option Scheme and Employee
       Stock Purchase Scheme] Guidelines, 1999, [the
       Guidelines] and including any statutory modification(s)
       or re-enactment of the Act or the Guidelines,
       for the time being in force and subject to
       such other approvals, permissions and sanctions,
       as may be necessary and subject to such conditions
       and modifications as may be prescribed or imposed
       while granting such approvals, permissions
       and sanctions which may be agreed to by the
       Board of Directors of the Company in its sole
       discretion [hereinafter referred to as the
       'Board', which expression shall also include
       any Committee including Compensation Committee
       constituted by the Board for this purpose],
       to create, offer, issue and allot at any time
       to or for the benefit of such person(s), who
       are in the permanent employment [management
       category] including whole-time Directors of
       the Company, present or future, as may be decided
       solely by the Board under the scheme titled
       'Employee Stock Option Scheme [hereinafter
       referred to as 'the ESOS or the scheme] such
       number of equity shares and/or equity linked
       instruments [including options], equity shares
       issued through Global Depository Receipts [GDRs]
       and/or any other instruments or securities
       of the Company, which would give rise to the
       issue of equity shares, not exceeding 2,200,000
       equity shares at such price, in such manner,
       during such period, in one or more tranches
       and on such other terms and conditions as the
       Board may decide in accordance with the regulations
       or other provisions of the law as may be prevailing
       at the relevant time; approve that the said
       securities may be allotted directly to such
       employees or in accordance with a scheme framed
       in that behalf through any appropriate mechanism,
       including a trust or other entity which may
       be set up in any permissible manner for that
       purpose and that such scheme may also contain
       provisions for providing financial assistance
       to the employees/trust/entity to enable the
       employees/trust/entity to acquire, purchase
       or subscribe to the securities of the Company;
       that such shares as are issued by the Company
       in the manner aforesaid shall rank pari-passu
       in all respects with the then existing fully
       paid up shares of the Company save and except
       that the dividend, if any, payable in respect
       of the shares shall be paid proportionately
       from the date of allotment; authorize the Board
       [including the compensation committee] on behalf
       of the Company to take necessary steps for
       listing of the securities allotted under the
       ESOS on the Stock Exchanges, where the securities
       of the Company are listed as per the provisions
       of the Listing Agreement with the concerned
       Stock Exchanges and other applicable guidelines,
       rules and regulations; authorize the Board,
       that for the purpose of creating, offering,
       issuing, allotting and listing of the securities,
       to evolve, decide upon and bring into effect
       the scheme and to make any modifications, changes,
       variations, alterations or revisions in the
       said scheme from time to time or to suspend,
       withdraw or revive the scheme from time to
       time as may be specified by any statutory authority
       and to do all other acts, deeds, matters and
       things as are necessary to give effect to the
       above resolutions and with power on behalf
       of the Company to settle any questions or difficulties
       that may arise with regard to the creation,
       offer, issue and allotment of shares without
       requiring the board to secure any further consent
       or approval of the members of the company in
       this regard

S.9.b  Approve, pursuant to the provisions of Section            Mgmt          For                            For
       81(1A) and all other applicable provisions,
       if any, of the Companies Act, 1956, the relevant
       provisions of the Articles of Association of
       the Company, the listing agreement with the
       stock exchanges and the provisions of the Securities
       and Exchange Board of India [Employee Stock
       Option Scheme and Employee Stock Purchase Scheme]
       Guidelines, 1999, [the Guidelines] and including
       any statutory modification(s) or re-enactment
       of the Act or the Guidelines, for the time
       being in force and subject to such other approvals,
       permissions and sanctions, as may be necessary
       and subject to such conditions and modifications
       as may be prescribed or imposed while granting
       such approvals, permissions and sanctions,
       which may be agreed to by the Board of Directors
       of the Company in its sole discretion (hereinafter
       referred to as the 'Board', which expression
       shall also include any Committee including
       Compensation Committee constituted by the Board
       for this purpose) to extend the benefits of
       said ESOS referred to in the Resolution under
       Item No. 9(a) to the employees of the holding
       or subsidiary companies and associates/group
       companies and business associates and/or to
       such other persons, as may from time to time
       be allowed under prevailing laws, rules and
       regulations, and/or amendments thereto from
       time to time on such terms and conditions as
       may be decided by the Board; authorize the
       Board [including the Compensation Committee],
       to take necessary steps for listing of the
       securities allotted under the ESOS on the Stock
       Exchanges, where the securities of the Company
       are listed as per the provisions of the Listing
       Agreement with the concerned Stock Exchanges
       and other applicable guidelines, rules and
       regulations; authorize the Board, for the purpose
       of giving effect to the above resolutions,
       on behalf of the Company to evolve, decide
       upon and bring into effect the scheme and to
       make any modifications, changes, variations,
       alterations or revisions in the said scheme
       from time to time or to suspend, withdraw or
       revive the scheme from time to time as may
       be specified by any statutory authority and
       to do all other acts, deeds, matters and things
       as are necessary to give effect to the above
       resolutions and with power on behalf of the
       Company to settle any questions or difficulties
       that may arise with regard to the creation,
       offer, issue and allotment of shares without
       requiring the Board to secure any further consent
       or approval of the members of the Company in
       this regard




--------------------------------------------------------------------------------------------------------------------------
 BAJAJ FINSERV LTD                                                                           Agenda Number:  702024465
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0548X109
    Meeting Type:  AGM
    Meeting Date:  15-Jul-2009
          Ticker:
            ISIN:  INE918I01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited balance sheet as at 31 MAR              Mgmt          For                            For
       2009 and the profit and loss account for the
       YE 31 MAR 2009 and the Directors and the Auditors
       report thereon

2.     Declare a Dividend                                        Mgmt          For                            For

3.     Re-appoint Mr. Madhur Bajaj as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. Nanoo Pamnani as a Director,               Mgmt          For                            For
       who retires by rotation

5.     Appoint the Auditors of the Company for the               Mgmt          For                            For
       period commencing from the conclusion of this
       AGM till the conclusion of the next AGM and
       approve to fix their remuneration

6.     Appoint Mr. Naresh Chandra as a Board of Director         Mgmt          For                            For
       of the Company, who retires by rotation as
       an additional Director on 11 SEP 2008 and who
       holds office as such up to the conclusion of
       this AGM of the Company as required by the
       Section 257 of the Companies Act, 1956

S.7.a  Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 81[1A]
       and all other applicable provisions, if any,
       of the Companies Act, 1956, the relevant provisions
       of the Articles of Association of the Company,
       the listing agreement with the stock exchanges
       and the provisions of the Securities and Exchange
       Board of India [Employee Stock Option Scheme
       and Employee Stock Purchase Scheme] guidelines,
       1999, [the Guidelines] and including any statutory
       modification(s) or re-enactment of the Act
       or the Guidelines, for the time being in force
       and subject to such other approvals. permissions
       and sanctions, as may be necessary and subject
       to such conditions and modifications as may
       be prescribed or imposed while granting such
       approvals, permissions a sanctions which may
       be agreed to by the board of directors of the
       company in its sole discretion [here in after
       referred to as the 'Board', which expression
       shall also include any Committee including
       compensation Committee constituted by the Board
       for this purpose], the consent of the company
       to create, offer, issue and allot at any time
       to or for the benefit of such person(s), who
       are in the permanent employment [Management
       category] including whole-time Directors of
       the Company, present or future, as may be decided
       solely by the Board under the scheme titled
       'Employee Stock Option Scheme' [hereinafter
       referred to as 'the ESOS' or 'the scheme']
       such number of equity shares and / or equity
       linked instruments [including options], equity
       shares issued through Global Depository Receipts
       ['GDRs'] and / or any other instruments or
       securities of the Company, which would give
       rise to the issue of equity shares, not exceeding
       2,200,000 equity shares at such price, in such
       manner, during such period, in one or more
       tranches and on such other terms and conditions
       as the Board may decide in accordance with
       the regulations or other provisions of the
       law as may be prevailing at the relevant time;
       that the said securities may be allotted directly
       to such employees or in accordance with a scheme
       framed in that behalf through any appropriate
       mechanism, including a trust or other entity
       which may be set up in any permissible manner
       for that purpose and that such scheme may also
       contain provisions for providing financial
       assistance to the employees / trust / entity
       to enable the employees / trust / entity to
       acquire, purchase or subscribe to the securities
       of the Company; that such shares as are issued
       by the Company in the manner aforesaid shall
       rank pari-passu in all respects with the then
       existing fully paid up shares of the Company
       save and except that the dividend, if any,
       payable in respect of the shares shall be paid
       proportionately from the date of allotment;
       the Board [including the compensation Committee]
       to take necessary steps for listing of the
       securities allotted under the ESOS on the Stock
       Exchanges, where the securities of the Company
       are listed as per the provisions of the Listing
       Agreement with the concerned Stock Exchanges
       and other applicable guidelines, rules and
       regulations; that for the purpose of creating,
       offering, issuing, allotting and listing of
       the securities, on behalf of the Company to
       evolve, decide upon and bring into effect the
       Scheme and to make any modifications, changes,
       variations, alterations or revisions in the
       said scheme from time to time or to suspend,
       withdraw or revive the scheme from time to
       time as may be specified by any statutory authority
       and to do all other acts, deeds, matters and
       things as are necessary to give effect to the
       above resolutions and with power on behalf
       of the company to settle any questions or difficulties
       that may arise with regard to the creation,
       offer, issue and allotment of shares without
       requiring the board to secure any further consent
       or approval of the Members of the Company in
       this regard

S.7.b  Approve that pursuant to the provisions of Section        Mgmt          For                            For
       81[1A] and all other applicable provisions,
       if any, of the Companies Act, 1956, the relevant
       provisions of the Articles of Association of
       the Company, the listing agreement with the
       stock exchanges and the provisions of the Securities
       and Exchange Board of India [Employee Stock
       Option Scheme and Employee Stock Purchase Scheme]
       guidelines, 1999, [the Guidelines] and including
       any statutory modification(s) or re-enactment
       of the Act or the guidelines, for the time
       being in force and subject to such other approvals,
       permissions and sanctions, as may be necessary
       and subject to such conditions and modifications
       as may be prescribed or imposed while granting
       such approvals, permissions and sanctions,
       which may be agreed to by the Board of Directors
       of the Company in its sole discretion [hereinafter
       referred to as the Board, which express on
       shall also include any Committee including
       compensation Committee constituted by the Board
       for this purpose] to extend the benefits of
       said ESOS referred to in the Resolution under
       No. 7[a] in this notice to the employees of
       the holding or subsidiary Companies and associates
       / group Companies and business associates and
       / or to such other persons, as may from time
       to time be allowed under prevailing laws, rules
       and regulations, and / or amendments thereto
       from time to time on such terms and conditions
       as may be decided by the Board, authorize the
       Board [including the compensation Committee]
       to take necessary steps for listing of the
       securities allotted under the ESOS on the Stock
       Exchanges, where the securities of the Company
       are listed as per the provisions of the Listing
       Agreement with the concerned Stock Exchanges
       and other applicable guidelines, rules and
       regulations; for the purpose of giving effect
       to the above resolutions, on behalf of the
       Company to evolve, decide upon and bring into
       effect the scheme and to make any modifications,
       changes, variations, alterations or revisions
       in the said Scheme from time to time or to
       suspend, withdraw or revive the scheme from
       time to time as may be specified by any statutory
       authority and to do all other acts, deeds,
       matters and things as are necessary to give
       effect to the above resolutions and with power
       on behalf of the Company to settle any questions
       or difficulties that may arise with regard
       to the creation, offer issue and allotment
       of shares without requiring the Board to secure
       any further consent or approval of the Members
       of the Company in this regard




--------------------------------------------------------------------------------------------------------------------------
 BAJAJ FINSERV LTD                                                                           Agenda Number:  702032549
--------------------------------------------------------------------------------------------------------------------------
        Security:  05710M101
    Meeting Type:  AGM
    Meeting Date:  15-Jul-2009
          Ticker:
            ISIN:  US05710M1018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN INFORMATION MEETING.          Non-Voting    No vote
       SHOULD YOU WISH TO ATTEND THE MEETING PERSONALLY,
       YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING
       YOUR CLIENT REPRESENTATIVE. THANK YOU.

1.     To consider and adopt the audited balance sheet           Non-Voting    No vote
       as at 31 MAR 2009 and the profit and loss account
       for the YE 31 MAR 2009 and the Directors and
       the Auditors report thereon

2.     To declare a dividend                                     Non-Voting    No vote

3.     To appoint a Director in place of Mr. Madhur              Non-Voting    No vote
       Bajaj, who retires by rotation and being eligible
       offers himself for re-appointment

4.     To appoint a Director in place of Nanoo Pamnani,          Non-Voting    No vote
       who retires by rotation and being eligible
       offers himself for re-appointment

5.     To appoint the Auditors of the Company for the            Non-Voting    No vote
       period commencing from the conclusion of this
       AGM till the conclusion of the next AGM and
       to fix their remuneration

6.     Resolved that Mr. Naresh Chandra who was appointed        Non-Voting    No vote
       by the Board of Directors of the Company, as
       an additional Director on 11 SEP 2008 and who
       holds office as such up to the conclusion of
       this AGM of the Company as required by the
       Section 257 of the Companies Act, 1956, received
       a notice in writing from a member signifying
       his intention to propose him as a candidate
       for the office of the Director, be and is here
       by appointed a Director of the Company, liable
       to retire by rotation

S.7.A  Resolved that, pursuant to the provisions of              Non-Voting    No vote
       Section 81[1A] and all other applicable provisions,
       if any, of the Companies Act, 1956, the relevant
       provisions of the Articles of Association of
       the Company, the listing agreement with the
       stock exchanges and the provisions of the Securities
       and Exchange Board of India [Employee Stock
       Option Scheme and Employee Stock Purchase Scheme]
       guidelines, 1999, [the Guidelines] and including
       any statutory modification(s) or re-enactment
       of the Act or the Guidelines, for the time
       being in force and subject to such other approvals,
       permissions and sanctions, as may be necessary
       and subject to such conditions and modifications
       as may be prescribed or imposed while granting
       such approvals, permissions a sanctions which
       may be agreed to by the board of directors
       of the company in its sole discretion [here
       in after referred to as the 'Board', which
       expression shall also include any Committee
       including compensation Committee constituted
       by the Board for this purpose], the consent
       of the Company to create, offer, issue and
       allot at any time to or for the benefit of
       such person(s), who are in the permanent employment
       [Management category] including whole-time
       Directors of the Company, present or future,
       as may be decided solely by the Board under
       the scheme titled 'Employee Stock Option Scheme'
       [hereinafter referred to as 'the ESOS' or 'the
       scheme'] such number of equity shares and /
       or equity linked instruments [including options],
       equity shares issued through Global Depository
       Receipts ['GDRs'] and/or any other instruments
       or securities of the Company, which would give
       rise to the issue of equity shares, not exceeding
       2,200,000 equity shares at such price, in such
       manner, during such period, in one or more
       tranches and on such other terms and conditions
       as the Board may decide in accordance with
       the regulations or other provisions of the
       law as may be prevailing at the relevant time;
       that the said securities may be allotted directly
       to such employees or in accordance with a scheme
       framed in that behalf through any appropriate
       mechanism, including a trust or other entity
       which may be set up in any permissible manner
       for that purpose and that such scheme may also
       contain provisions for providing financial
       assistance to the employees / trust / entity
       to enable the employees / trust / entity to
       acquire, purchase or subscribe to the securities
       of the Company; that such shares as are issued
       by the Company in the manner aforesaid shall
       rank pari-passu in all respects with the then
       existing fully paid up shares of the Company
       save and except that the dividend, if any,
       payable in respect of the shares shall be paid
       proportionately from the date of allotment;
       the Board [including the compensation Committee]
       to take necessary steps for listing of the
       securities allotted under the ESOS on the Stock
       Exchanges, where the securities of the Company
       are listed as per the provisions of the Listing
       Agreement with the concerned Stock Exchanges
       and other applicable guidelines, rules and
       regulations; that for the purpose of creating,
       offering, issuing, allotting and listing of
       the securities, on behalf of the Company to
       evolve, decide upon and bring into effect the
       Scheme and to make any modifications, changes,
       variations, alterations or revisions in the
       said scheme from time to time or to suspend,
       withdraw or revive the scheme from time to
       time as may be specified by any statutory authority
       and to do all other acts, deeds, matters and
       things as are necessary to give effect to the
       above resolutions and with power on behalf
       of the Company to settle any questions or difficulties
       that may arise with regard to the creation,
       offer, issue and allotment of shares without
       requiring the board to secure any further consent
       or approval of the Members of the Company in
       this regard

S.7.B  Resolved that pursuant to the provisions of               Non-Voting    No vote
       Section 81[1A] and all other applicable provisions,
       if any, of the Companies Act, 1956, the relevant
       provisions of the Articles of Association of
       the Company, the listing agreement with the
       stock exchanges and the provisions of the Securities
       and Exchange Board of India [Employee Stock
       Option Scheme and Employee Stock Purchase Scheme]
       guidelines, 1999, [the Guidelines] and including
       any statutory modification(s) or re-enactment
       of the Act or the guidelines, for the time
       being in force and subject to such other approvals,
       permissions and sanctions, as may be necessary
       and subject to such conditions and modifications
       as may be prescribed or imposed while granting
       such approvals, permissions and sanctions,
       which may be agreed to by the Board of Directors
       of the Company in its sole discretion [hereinafter
       referred to as the Board, which express on
       shall also include any Committee including
       Compensation Committee constituted by the Board
       for this purpose] to extend the benefits of
       said ESOS referred to in the Resolution under
       No. 7[a] in this notice to the employees of
       the holding or subsidiary Companies and associates
       / group Companies and business associates and
       / or to such other persons, as may from time
       to time be allowed under prevailing laws, rules
       and regulations, and / or amendments thereto
       from time to time on such terms and conditions
       as may be decided by the Board, the Board [including
       the compensation Committee] to take necessary
       steps for listing of the securities allotted
       under the ESOS on the Stock Exchanges, where
       the securities of the Company are listed as
       per the provisions of the Listing Agreement
       with the concerned Stock Exchanges and other
       applicable guidelines, rules and regulations;
       for the purpose of giving effect to the above
       resolutions, on behalf of the Company to evolve,
       decide upon and bring into effect the scheme
       and to make any modifications, changes, variations,
       alterations or revisions in the said Scheme
       from time to time or to suspend, withdraw or
       revive the scheme from time to time as may
       be specified by any statutory authority and
       to do all other acts, deeds, matters and things
       as are necessary to give effect to the above
       resolutions and with power on behalf of the
       Company to settle any questions or difficulties
       that may arise with regard to the creation,
       offer issue and allotment of shares without
       requiring the Board to secure any further consent
       or approval of the Members of the Company in
       this regard




--------------------------------------------------------------------------------------------------------------------------
 BAJAJ HINDUSTHAN LTD                                                                        Agenda Number:  702158521
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0547C130
    Meeting Type:  EGM
    Meeting Date:  16-Dec-2009
          Ticker:
            ISIN:  INE306A01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81(1A} and other applicable provisions,
       if any,  of the Companies Act, 1956, [including
       any amendment thereto or re-enactment thereof
       for the time being in force], the Foreign Exchange
       Management Act, 1999, the issue of Foreign
       Currency Convertible Bonds and Ordinary Shares
       [through Depository Receipt Mechanism] Scheme,
       1993, Regulations for Qualified Institutions
       Placement contained in Chapter VIII of the
       Securities and Exchange Board of India [issue
       of capital & Disclosure Requirements] Regulations,
       2009, the notifications issued by the Reserve
       Bank of India ["RBI"] and other applicable
       laws, listing agreement entered into by the
       Company with the Stock Exchanges where the
       shares of the Company are listed, Articles
       of Association and subject to all other statutory
       and regulated approvals, consents, permissions
       and/or sanctions of the Government of India,
       Reserve Bank of India, Securities and Exchange
       Board of India ["SEBI"] and all other Concerned
       Authorities [hereinafter singly or collectively
       referred to as the "Appropriate Authorities"]
       as may be required, and subject to such terms,
       conditions and modifications as may be prescribed
       by any of the Appropriate Authorities while
       granting any such approval, consent, permission
       and/or sanction and agreed to by the Board
       of Directors of the Company [the "Board"] [which
       term shall be deemed to include any Committee
       which the Board may have constituted or hereafter
       constitute for the time being exercising the
       powers conferred on the Board by this resolution],
       to accept, if it thinks fit in the interest
       of the Company, to create, issue, offer and
       allot equity shares and/or securities in one
       or more tranches, whether denominated in rupee
       or foreign currency(ies), in the course of
       international and/or domestic offering(s) in
       one or more foreign market(s), for a value
       of up to INR 2,000 crore including equity shares
       and/or other Financial Instruments ["OFIs"]
       through Qualified Institutions Placement ["QIP"]
       basis to Qualified Institutional buyers ["QIB"],
       Global Depository Receipts ("GDRs"), American
       Depository Receipts ["ADRs"], Foreign Currency
       Convertible Bonds ["FCCBs"], any other Depository
       Receipt Mechanism convertible into Equity Shares
       [either at the option of the Company or the
       holders thereof] at a later date, any such
       instrument or security [including Debentures
       or Bonds or Foreign Currency Convertible Bonds
       ["FCCBs] being either with or without detachable
       warrants attached thereto entitling the warrant
       holder to apply for Equity Shares/instruments
       or securities including Global Depository Receipts
       and American Depository Receipts representing
       equity shares [hereinafter collectively referred
       to as the securities"] or any combination of
       Equity Shares with or without premium, to be
       subscribed to in Indian and/or any Foreign
       Currency(ies) by resident or non-resident/foreign
       investors [whether institutions and/or incorporated
       bodies and/or individuals and/or trusts and/or
       otherwise/ Foreign Institutional Investors
       [FIIs]/ Mutual Funds/Pension Funds/Venture
       Capital Funds/Banks and Such other persons
       or entities, whether or not such investors
       are members of the Company, to all or any of
       them, jointly or severally through prospectus,
       offer document and/or other letter or circular
       ["Offer Document"] and/or on private placement
       basis, from time to time in one or more tranches
       as may be deemed appropriate by the Board and
       such issue and allotment to be made on such
       occasion or occasions, at such value or values,
       at a discount or at a premium to the market
       price prevailing at the time of the issue and
       in such form and manner and on such terms and
       conditions or such modifications thereto as
       the Board may determine in consultation with
       the Lead Manager(s) and/or Underwriters and/or
       Advisors, with authority to retain oversubscription
       upto such percentage as may be permitted by
       the Appropriate Authorities, with or without
       voting rights in General meetings/Class meetings,
       at such price or prices, at such interest/additional
       interest at a discount or at a premium on the
       market price or prices and in such form and
       manner and on such terms and conditions or
       such modifications thereto, including the number
       of securities to be issued, face value, rate
       of Interest, redemption period, manner of redemption,
       amount of premium on redemption/prepayment,
       number of further equity shares, to be allotted
       on conversion/redemption/extinguishment of
       debt(s), exercise of rights attached to the
       warrants, the ratio of exchange of shares and/or
       warrants and/or any other financial instrument,
       period of conversion, fixing of record date
       or book closure and all other related or  incidental
       matters as the Board may in its absolute discretion
       think fit and decide in consultation with the
       appropriate authority(ies), the Merchant Banker(s)/
       Lead Manager(s) and/or Underwriter(s) and/or
       Advisor(s) and/or such other person(s), but
       without requiring any further approval or consent
       from the shareholders and also subject to the
       applicable regulations for the time being in
       force; the Relevant Date for determining the
       pricing of the securities [whether on Qualified
       Institutional Placement to QlBs as per the
       provisions of Chapter VIII of SEBI [Issue of
       capital & Disclosure Requirements] Regulations,
       2009] or issue of equity Shares underlying
       the Global Depository Receipts or securities
       issued on conversion of FCCBs is the date of
       the meeting in which the Board decides to open
       the proposed issue or such date, if any, as
       may be notified by SEBI or the RBI or any Appropriate
       Authority from time to time; to allot further
       shares up to 15% of its issue size to the Stabilization
       Agent by availing the Green Shoe Option subject
       to the provision of relevant SEBI Regulations
       and enter Into and execute all such agreements
       and arrangements with any Merchant Banker or
       Book Runner, as the case may be, involved or
       concerned in such offerings of Securities and
       to pay all such fee/expenses as may be mutually
       agreed between the Company and the said Stabilization
       Agent; to enter into and execute all such agreements
       and arrangements with any Lead Manager(s),
       Co-lead Manager(s), Manager(s), Advisor(s),
       Underwriter(s), Guarantor(s), Depository(ies),
       Custodian(s), Trustee, Stabilization Agent,
       Banker/Escrow Banker to the Issue and all such
       agencies as may be involved or concerned in
       such offerings of securities and to remunerate
       all such agencies by way of commission, brokerage,
       fees or the like, and also to seek the listing
       of such securities in one or more Indian/International
       Stock Exchanges; issue Depository Receipt(s)
       or Certificate(s), representing the underlying
       securities issued by the Company in registered
       or bearer form with such features and attributes
       as are prevalent in Indian and/or International
       Capital Markets for the instruments of this
       nature and to provide for the tradability or
       free transferability thereof, as per the Indian/International practices and regulations and under the norms
       and practices prevalent in the Indian/ International
       Markets; to issue and allot such number of
       further equity shares as may be required to
       be issued and allotted upon conversion of any
       securities or as may be necessary in accordance
       with the terms of the offering, all such further
       equity shares ranking pari-passu with the existing
       equity shares of the Company in all respects
       except provided otherwise under the terms...CONTD

       CONTD of issue and in the offer document; subject         Non-Voting    No vote
       to the existing law and regulations, such securities
       to be issued, that are not subscribed, may
       be disposed of by the Board to such person(s)
       and in such manner and on such terms as the
       Board may in its absolute discretion think
       most beneficial to the Company, including offering
       or placing them with resident or non-resident/foreign
       investor(s) [whether Institutions and/or incorporated
       bodies and/or individuals and/or trusts and/or
       otherwise] Foreign Institutional Investors
       ["FIIs"]/Qualified Institutional buyer ["QIBs"]
       Mutual Funds/Pension Funds/Venture capital
       Funds/Banks and/or Employees and Business Associates
       of the Company or such other person(s) or entity(ies)
       or otherwise, Whether or not such investors
       are members of the Company, as the Board may
       in its absolute discretion decide; to agree
       to and make and accept such conditions, modifications
       and alterations stipulated by any of the relevant
       authorities, approvals, consents or permissions
       to the issue as may be considered necessary,
       proper and expedient and to do all such acts,
       deeds, matters and things as it may, in its
       absolute discretion, deem necessary or desirable
       for such purpose, including without limitation
       the entering into of underwriting, marketing,
       depository and Custodian arrangements and with
       power on behalf of the Company to settle any
       questions, difficulties or doubts that may
       arise in regard to any such issue(s)/offer(s)
       or allotment(s) or otherwise and utilization
       of the issue proceeds and/or otherwise to alter
       or modify the terms of Issue, if any, as it
       may in its absolute discretion deem fit and
       proper without being required to seek any further
       consent or approval of the Company to the end
       and intent that the Company shall be deemed
       to have given its approval thereto expressly
       by the authority of this resolution; delegate
       all or any of the powers herein conferred by
       this resolution on it to any Committee of Directors
       or any person or persons, as it may in its
       absolute discretion deem fit in order to give
       effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 BAJAJ HINDUSTHAN LTD                                                                        Agenda Number:  702249966
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0547C130
    Meeting Type:  AGM
    Meeting Date:  18-Mar-2010
          Ticker:
            ISIN:  INE306A01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited profit and loss             Mgmt          For                            For
       account for the FYE 30 SEP 2009 and the balance
       sheet as at the date together with the reports
       of the Board   of Directors and the Auditors
       thereon

2      Declare a final dividend on equity shares for             Mgmt          For                            For
       YE 30 SEP 2009

3      Re-appoint Mr. R. . Ruia as a Director, who               Mgmt          For                            For
       retires by rotation

4      Re-appoint Mr. Alok Krishna Agarwal as a Director,        Mgmt          For                            For
       who retires by rotation

5      Appoint M/s. Chaturvedi & Shah ,Chartered Accountants     Mgmt          For                            For
       as the Auditors of the

6      Approve, pursuant to provisions if any, Companies         Mgmt          For                            For
       Act 1956  including any     amendment there
       to or re-enactment thereof for the time being
       in force , Dr.  Sanjeev Kumar, who pursuant
       to Article 94 of the Articles of Association
       of   the Company was appointed as an Additional
       Director of the Company on 24 MAR  2009 and
       who under Section 260 of the Companies Act
       1956 holds office only up to the date of this
       AGM and in respect of whom the Company has
       received a     notice in writing from a Member
       signifying his intention to propose the
       candidature of Dr. Sanjeev Kumar for the
       office of the Director of the        Company
       to appoint as the Director of the Company liable
       to retire by         rotation

S.7    Approve that the partial modification of Special          Mgmt          Against                        Against
       Resolution passed at the 77  AGM of the Company
       held on 24 MAR 2009 and subject to provisions
       of Section   198, 309 and 310 read with Schedule
       XIII and other applicable provisions if   any
       of the Companies Act 1956  including any amendment
       thereto or             re-enactment thereof
       for the time being in force  and subject to
       the approval of Central Government and any
       other approval as may be required the consent
       and approval of the Company accorded to the
       revision in the terms of          remuneration
       of Mr. Shishir Bajaj Managing Director revising
       the salary from  INR 6,00,000 per month CONTD.

-      CONTD. to in the range of INR 9,00,000 to INR             Non-Voting    No vote
       18,00,000 per month with        resultant changes
       in certain allowances, perquisites and benefits
       as          specified, in case the Company
       has in any FY no profits or if its profits
       are inadequate anytime during the period of
       present tenure of the Managing        Director,
       he shall be paid the minimum remuneration in
       accordance with the    provisions of the Companies
       Act,1956 and Schedule XIII or any modification
       thereto; and save as expressly modified
       by the resolution, all other terms    and conditions
       of appointment of Managing Director, Mr. Shishir
       Bajaj Vide    special resolution passed at
       the 77th AGM of the Company held on 24 MAR
       2009  remain unaltered and continue to apply

8      Authorize the Board of Directors, in supervision          Mgmt          For                            For
       of the resolution passed at  the 77th AGM of
       the Company held on MAR 24 2009, in accordance
       with Section   293(1)(d) and all other applicable
       provisions, if any of the Companies Act
       ,1956  including the amendment thereto or re-enactment
       thereof for the time   being in force  and
       the Articles of Association of the Company
       , to borrow    any sum or sums of money form
       time to time at their discretion for the
       purpose of the business of the Company
       which together with the monies of      already
       borrowed by the Company  apart from temporary
       loans obtained from the Company's CONTD.

-      CONTD. Bankers in the ordinary course of business         Non-Voting    No vote
       may exceed at any time    the aggregate of
       the paid-up capital of the Company and its
       free reserves     that is to say reserves not
       set apart for any specific purpose  by a sum
       not  exceeding INR 6000 Crores and to range
       or fix the terms and conditions of all such
       monies to be borrowed from time to time as
       to interest, security or      otherwise as
       it may think fit

9      Authorize the Company in terms of Section 293             Mgmt          For                            For
       1  a  and all other applicable  provisions,
       if any, of the Companies Act,1956   including
       any amendment       thereto or re-enactment
       thereof for the time being in force , to the
       Board of Directors to mortgage and/or charge,
       in addition to the mortgages' and/or     charges
       created/to be created by the Company, in such
       form and manner and     with such ranking as
       to priority and for such time and on such terms
       as the   Board may determine, all or any of
       the movable and/or immovable, tangible
       and/or intangible properties of the Company,
       both present and future and/     CONTD.

-      CONTD. or the whole or any part of the undertakings       Non-Voting    No vote
       of the Company together   with the power to
       take over the management of the business and
       concern of the Company in certain events of
       default, in favor of the leaders, agents,
       trustee for securing the borrowings of
       the Company availed/to be availed by   way
       of loans,  in foreign currency and/or rupee
       currency  and securities      comprising fully/partly
       convertible debentures and/or non-convertible
       debentures with or without detachable
       or non-detachable warrants and/or       secured
       premium notes and/or floating rates notes/bonds
       or other debts        instruments , issued
       /to be issued by the Company from time to time
       , subject to the limits, compound interest
       in case of default, accumulated interest,
       CONTD.

-      CONTD. liquidated damages, commitment charges,            Non-Voting    No vote
       premia on pre-payment,         remuneration
       of agents /trustess, premium on redemption,
       all other costs,     charges and expenses,
       including any increase as a result of devaluation
       /revaluation /fluctuation in the rates
       of exchanges and all other monies      payable
       by the Company in terms of loan agreements,
       heads of agreements,      debentures trusts
       deeds or any other document entered into be
       entered into    between the Company and the
       lenders /agents/trustees, in respect of the
       said  loans/ borrowings/debentures and containing
       such specific terms and           conditions
       and covenants in respect of enforcement of
       security as may be      stipulated in that
       behalf and agreed to between the Board of Directors
       or     CONTD.

-      CONTD. Committee thereof and the lenders/agents/trustees; Non-Voting    No vote
       and authorize the   Board or any committee
       thereof to finalize, settle and execute such
       documents/deeds/ writings/papers/agreements
       as may be required and to do all  Acts, deeds,
       matters and things, as it may in its absolute
       discretion deem    necessary, proper or desirable
       and to settle any question, difficulty or
       doubt that may arise in regard to creating
       mortgage/ charge as aforesaid

10     Approve that pursuant to the provisions of Sections       Mgmt          For                            For
       16,94 and other           applicable provisions,
       if any, of the Companies Act, 1956   including
       any     amendment thereto or re-enactment thereof
       for the time being in force , the   authorized
       share capital of the Company comprising of
       30,00,00,000 equity     shares of INR 1 each
       and 50,00,00,000 unclassified shares of INR
       1 each,      aggregating to INR 80,00,00,000
       be reclassified in to 80,00,00,000 equity
       shares of INR 1 each, aggregating to INR
       80,00,00,000 and consequently, the   existing
       Clause V of the Memorandum of Association of
       the Company be altered  by substituting the
       following new Clause V in its place and stead
       as          specified; CONTD.

-      CONTD. authorize the Board of Directors or Committee,     Non-Voting    No vote
       for the purpose of      giving the effect to
       this resolution, to take all such steps and
       actions and  give such directions as may be
       in its absolute discretion deemed necessary
       and settle any question that may arise in
       this regard




--------------------------------------------------------------------------------------------------------------------------
 BAJAJ HLDGS & INVT LTD                                                                      Agenda Number:  702032272
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0546X143
    Meeting Type:  AGM
    Meeting Date:  16-Jul-2009
          Ticker:
            ISIN:  INE118A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       580865 DUE TO CHANGE IN VOTING STATUS OF RESOLUTIONS
       6 AND 7. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009 and the profit and loss account
       for the YE 31 MAR 2009 and the Directors' and
       the Auditors' reports thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Mr. S.H. Khan as a Director, who               Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. D.J. Balaji Rao as a Director,             Mgmt          For                            For
       who retires by rotation

5.     Appoint the Auditors of the Company for the               Mgmt          For                            For
       period commencing from the conclusion of this
       AGM till the conclusion of the next AGM and
       approve to fix their remuneration

6.     Appoint Mr. Naresh Chandra as a Director of               Mgmt          For                            For
       the Company, who is liable to retire by rotation

7.     Appoint Mr. P. Murari as a Director of the Company,       Mgmt          For                            For
       who is liable to retire by rotation

S.8    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [hereinafter referred to as "the Board", which
       term shall include any Committee of the Board
       constituted/to be constituted to exercise its
       powers, including the powers conferred by this
       resolution] and pursuant to the provisions
       of Section 81[1A] and all other applicable
       provisions, if any, of the Companies Act, 1956
       including any statutory modification[s] or
       reenactment thereof for the time being in force
       and in accordance with the relevant provisions
       of the Memorandum and Articles of Association
       of the Company, the rules/ regulations/guidelines,
       if any, prescribed by the Securities and Exchange
       Board of India and / or other regulatory authority,
       the Listing Agreement entered into by the Company
       with Stock Exchanges where the equity shares
       of the Company are listed and subject to approvals[s],
       consent[s], permission[s] and/or sanction[s],
       if any, of appropriate authorities, institutions
       or bodies as may be required and subject to
       such conditions as may be prescribed by any
       of them while granting any such approval[s],
       consent[s], permission[s] and/or sanction[s],
       to create, offer, issue and allot warrants,
       entitling the warrant holder[s] from time to
       time to apply for equity shares of the Company
       in one or more tranches, to existing promoter/promoter
       group and/or their associates/nominees/group
       companies/ persons acting in concert, whether
       or not they are members of the Company, on
       preferential issue basis through offer letter
       and/or circular and/or information Memorandum
       and/or private placement Memorandum and/or
       such other documents/writings, in such manner
       and on such terms and conditions as may be
       determined by the Board in its absolute discretion,
       provided that the aggregate number of resultant
       equity shares of the Company to be issued against
       such warrants shall not exceed 10,110,000 fully
       paid equity shares of the face value of INR
       10 each at a price not less than the higher
       of the following: a] the average of the weekly
       high and low of the closing prices of the Company's
       shares on a Stock Exchange during the six months
       preceding the 'relevant date'; or b] the average
       of the weekly high and low of the closing prices
       of the Company's shares quoted on a Stock Exchange
       during the two weeks preceding the 'relevant
       date', the 'relevant date' for this purpose
       being Tuesday, 16 JUN 2009, which is thirty
       days prior to the date of the AGM; approve
       that the resultant equity shares to be issued
       and allotted upon exercise of right attached
       to the warrants in accordance with the term
       of the offer[s] shall rank pari passu with
       the then existing equity shares of the Company
       in all respects and be listed on the Domestic
       Stock Exchanges, where the equity shares of
       the Company are listed; and authorize the Board,
       for the purpose of giving effect to the above,
       to take all actions and do all such deeds,
       matters and things as it may, in its absolute
       discretion, deem necessary, desirable or expedient
       to the issue or allotment of aforesaid securities
       and listing thereof with the Stock Exchanges[s]
       and to resolve and settle all questions and
       difficulties that may arise in the proposed
       issue, offer and allotment of any of the said
       securities, utilization of the issue proceeds
       and to do all acts, deeds and things in connection
       therewith and incidental thereto as the Board
       in its absolute discretion may deem fit, without
       being required to seek any further consent
       or approval of the Members or otherwise to
       the end and intent that they shall be deemed
       to have given their approval thereto expressly
       by the authorities of this resolution; to delegate
       all or any of the powers herein conferred,
       to any Committee of Directors or any other
       Director[s] or Officer[s] of the Company to
       give effect to the aforesaid resolution




--------------------------------------------------------------------------------------------------------------------------
 BAJAJ HOLDINGS AND INVESTMENT LTD                                                           Agenda Number:  702038274
--------------------------------------------------------------------------------------------------------------------------
        Security:  057100208
    Meeting Type:  AGM
    Meeting Date:  16-Jul-2009
          Ticker:
            ISIN:  US0571002080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN INFORMATION MEETING.          Non-Voting    No vote
       SHOULD YOU WISH TO ATTEND THE MEETING PERSONALLY,
       YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING
       YOUR CLIENT REPRESENTATIVE. THANK YOU

1.     To consider and adopt the audited balance sheet           Non-Voting    No vote
       as at 31 MAR 2009 and the profit and loss account
       for the YE 31 MAR 2009 and the Directors' and
       the Auditors' reports thereon

2.     To declare a dividend                                     Non-Voting    No vote

3.     To appoint a Director in place of Mr. S.H. Khan,          Non-Voting    No vote
       who retires by rotation and being eligible,
       offers himself for re-appointment

4.     To appoint a Director in place of Mr. D.J. Balaji         Non-Voting    No vote
       Rao, who retires by rotation and being eligible,
       offers himself for re-appointment

5.     To appoint the Auditors of the Company for the            Non-Voting    No vote
       period commencing from the conclusion of this
       AGM till the conclusion of the next AGM and
       approve to fix their remuneration

6.     To appoint Mr. Naresh Chandra as a Director               Non-Voting    No vote
       of the Company, who is liable to retire by
       rotation

7.     To appoint Mr. P. Murari as a Director of the             Non-Voting    No vote
       Company, who is liable to retire by rotation

S.8    To authorize the Board of Directors of the Company        Non-Voting    No vote
       [hereinafter referred to as "the Board", which
       term shall include any Committee of the Board
       constituted/to be constituted to exercise its
       powers, including the powers conferred by this
       resolution] and pursuant to the provisions
       of Section 81[1A] and all other applicable
       provisions, if any, of the Companies Act, 1956
       including any statutory modification[s] or
       reenactment thereof for the time being in force
       and in accordance with the relevant provisions
       of the Memorandum and Articles of Association
       of the Company, the rules/ regulations/guidelines,
       if any, prescribed by the Securities and Exchange
       Board of India and / or other regulatory authority,
       the Listing Agreement entered into by the Company
       with Stock Exchanges where the equity shares
       of the Company are listed and subject to approvals[s],
       consent[s], permission[s] and/or sanction[s],
       if any, of appropriate authorities, institutions
       or bodies as may be required and subject to
       such conditions as may be prescribed by any
       of them while granting any such approval[s],
       consent[s], permission[s] and/or sanction[s],
       to create, offer, issue and allot warrants,
       entitling the warrant holder[s] from time to
       time to apply for equity shares of the Company
       in one or more tranches, to existing promoter/promoter
       group and/or their associates/nominees/group
       companies/ persons acting in concert, whether
       or not they are members of the Company, on
       preferential issue basis through offer letter
       and/or circular and/or information Memorandum
       and/or private placement Memorandum and/or
       such other documents/writings, in such manner
       and on such terms and conditions as may be
       determined by the Board in its absolute discretion,
       provided that the aggregate number of resultant
       equity shares of the Company to be issued against
       such warrants shall not exceed 10,110,000 fully
       paid equity shares of the face value of INR
       10 each at a price not less than the higher
       of the following: a] the average of the weekly
       high and low of the closing prices of the Company's
       shares on a Stock Exchange during the six months
       preceding the 'relevant date'; or b] the average
       of the weekly high and low of the closing prices
       of the Company's shares quoted on a Stock Exchange
       during the two weeks preceding the 'relevant
       date', the 'relevant date' for this purpose
       being Tuesday, 16 JUN 2009, which is thirty
       days prior to the date of the AGM; approve
       that the resultant equity shares to be issued
       and allotted upon exercise of right attached
       to the warrants in accordance with the term
       of the offer[s] shall rank pari passu with
       the then existing equity shares of the Company
       in all respects and be listed on the Domestic
       Stock Exchanges, where the equity shares of
       the Company are listed; and authorize the Board,
       for the purpose of giving effect to the above,
       to take all actions and do all such deeds,
       matters and things as it may, in its absolute
       discretion, deem necessary, desirable or expedient
       to the issue or allotment of aforesaid securities
       and listing thereof with the Stock Exchanges[s]
       and to resolve and settle all questions and
       difficulties that may arise in the proposed
       issue, offer and allotment of any of the said
       securities, utilization of the issue proceeds
       and to do all acts, deeds and things in connection
       therewith and incidental thereto as the Board
       in its absolute discretion may deem fit, without
       being required to seek any further consent
       or approval of the Members or otherwise to
       the end and intent that they shall be deemed
       to have given their approval thereto expressly
       by the authorities of this resolution; to delegate
       all or any of the powers herein conferred,
       to any Committee of Directors or any other
       Director[s] or Officer[s] of the Company to
       give effect to the aforesaid resolution




--------------------------------------------------------------------------------------------------------------------------
 BALRAMPUR CHINI MLS LTD                                                                     Agenda Number:  702191812
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0548Y149
    Meeting Type:  AGM
    Meeting Date:  29-Jan-2010
          Ticker:
            ISIN:  INE119A01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the profit and loss account             Mgmt          For                            For
       of the Company for the YE 30    SEP 2009 and
       the balance sheet as at that date with the
       reports of the        Directors and the Auditors
       thereon

2      Declare a dividend on equity shares                       Mgmt          For                            For

3      Re-appoint Shri Naresh Chandra as a Director,             Mgmt          For                            For
       who retires by rotation

4      Re-appoint Shri Kishor Shah as a Director, who            Mgmt          For                            For
       retires by rotation

5      Appoint the Auditors and to fix their remuneration        Mgmt          For                            For

6      Appoint Shri R. Vasudevan as Director of the              Mgmt          For                            For
       Company

S.7    Approve, in supersession of the resolution passed         Mgmt          For                            For
       by the shareholders at the  33rd AGM held on
       30 JAN 2009 and pursuant to the provision of
       Sections 198,   309 and 310 of the Companies
       Act, 1956 and Article 76 of the Articles of
       Association of the Company, the payment
       to its Non-Executive Directors        commission
       up to 1% of the net profit of the Company in
       any FY to be computed in accordance with the
       provisions of the Companies Act, 1956 or INR
       25 lacs   in aggregate, whichever is lower,
       over and above the usual sitting fees for a
       period of 3 years commencing from 01 OCT 2009
       and that the said commission be divided among
       the Directors in such proportion and in such
       manner as may be   determined by the Board




--------------------------------------------------------------------------------------------------------------------------
 BALRAMPUR CHINI MLS LTD                                                                     Agenda Number:  702427382
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0548Y149
    Meeting Type:  EGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  INE119A01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve and adopt, subject to the approval of             Mgmt          For                            For
       Honorable Board for Industrial  and financial
       Reconstruction  BIFR  the Draft Rehabilitation
       Scheme           containing the Scheme of Arrangement
       for the demerger of Sugar Division of    Indo
       Gulf Industries Ltd.  IGIL  situated at Maizapur,
       Gonda, U.P and merger  of the said Sugar Division
       with Balrampur Chini Mills Ltd.  BCML  including
       the share exchange shares ratio of 1 equity
       share of INR 1 each fully paid up of.CONTD

0      CONTD. Balrampur Chini Mills Ltd. for every               Non-Voting    No vote
       100 equity shares of INR 1 each   post restructuring
       in IGIL, circulated by Honorable BIFR for
       the revival of  IGIL vide order dated 26 MAR
       2010, with the appointed date of 01 OCT 2008
       or  such other date and on such terms and conditions
       as may be acceptable to BCML and IGIL and sanctioned
       by the Honorable BIFR; authorize Shri. Vivek
       Saraogi  Managing Director , Shri. Kishor Shah
       Director cum Chief Financial. CONTD

0      CONTD. Officer , Dr. A. K. Saxena  wholetime              Non-Voting    No vote
       Director  and Shri. S. K.        Agrawala
       Company Secretary  to do all such acts and
       deeds as are required to give effect to the
       said Draft Rehabilitation Scheme including
       Scheme of       Arrangement after the same
       is sanctioned by the Honorable BIFR and to
       carry   out such alterations in the said Scheme
       and assent to such conditions as may  be acceptable
       to BCML and IGIL and as sanctioned by the Honorable
       BIFR




--------------------------------------------------------------------------------------------------------------------------
 BAMBURI CEMENT CO.LTD                                                                       Agenda Number:  702485156
--------------------------------------------------------------------------------------------------------------------------
        Security:  V05126103
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2010
          Ticker:
            ISIN:  KE0000000059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to table the proxies and to note the              Mgmt          For                            For
       presence of a quorum

2      Approve the notice convening the meeting                  Mgmt          For                            For

3      Receive the Chairman's statement, the report              Mgmt          For                            For
       of the Directors and the audited accounts for
       the YE 31 DEC 2009

4.a    Ratify the payment of interim dividend of Shares          Mgmt          For                            For
       1.50 per ordinary share paid in OCT 2009

4.b    Ratify the payment of a special dividend of               Mgmt          For                            For
       Shares 4.00per ordinary share paid in APR 2010

4.c    Declare a final dividend payment of Shares 5.50           Mgmt          For                            For
       per ordinary share for the YE 31 DEC 2009

5      Approve the Directors' fees for 2009 and increase         Mgmt          For                            For
       in Directors' fees in 2010

6.a    Re-elect C. Kisire and S. M'Mbijjewe as a Directors,      Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

6.b    Re-elect J. Stull, A. Kazongo and D. Brugier              Mgmt          For                            For
       as a Directors, who retires in accordance with
       Article 101 of the Company's Articles of Association

7      Re-elect Deloitte and Touche as the Auditors              Mgmt          For                            For
       in accordance with Section 159 (2) of the Companies
       Act and authorize the Directors to fix their
       remuneration for 2010

8      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BANCA TRANSILVANIA S.A., CLUJ NAPOCA                                                        Agenda Number:  702313658
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0308Q105
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  ROTLVAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IF YOU WISH YOU TO VOTE IN THIS GENERAL ASSEMBLY,         Non-Voting    No vote
       YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED
       CUTOFF DATE; ADDITIONALLY, IN ORDER TO PROCESS
       YOUR VOTING INSTRUCTIONS, PLEASE ALSO NOTE
       THAT THE COMPANY SPECIFIC POWER OF ATTORNEY
       MUST BE SIGNED AND SENT IN ORIGINAL (BANK REPLY
       DEADLINE -2) TO THE APPROPRIATE SUB CUSTODIAN.
       THIS DOCUMENT CAN BE RETRIEVED FROM THE HYPERLINK
       THAT IS PROVIDED WITH THIS BALLOT. PLEASE CONTACT
       YOUR INSTITUTION CLIENT SERVICE REPRESENTATIVE
       TO OBTAIN THE NAME OF THE SUB-CUSTODIAN THAT
       THIS FORM SHOULD BE MAILED. THANK YOU.

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 29 APR 2010 AT 14.00 HRS. CONSEQUENTLY,
       YOUR VOTING            INSTRUCTIONS WILL REMAIN
       VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED.
       THANK YOU.

1      Approve the financial statements for 2009 based           Mgmt          For                            For
       on the Auditors and           administrators
       reports and approval of the profit assessment
       proposals

2      Approve to release the administrators from their          Mgmt          For                            For
       duties for 2009 activity

3      Approve the revenue and expense budget and the            Mgmt          For                            For
       Investment Plan for 2010

4      Appointment of the new Board of Administration            Mgmt          For                            For
       for the mandate 2010-2014; the

5      Approve the establishing the Administrators               Mgmt          For                            For
       remuneration for 2010, including  the maximum
       limit for the additional remunerations given
       to the               Administrators and Directors

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF COMPANY POA. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCA TRANSILVANIA S.A., CLUJ NAPOCA                                                        Agenda Number:  702334018
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0308Q105
    Meeting Type:  EGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  ROTLVAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A MEETING SPECIFIC POWER OF ATTORNEY [POA] IS             Non-Voting    No vote
       REQUIRED IN THE ROMANIAN MARKET SOME SUBCUSTODIANS
       REQUIRE THE POA TO BE COMPLETED BY THE BENEFICIAL
       OWNERS IN ORDER TO PROCESS YOUR VOTING INSTRUCTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO FIND OUT IF A POA IS NEEDED TO EXECUTE YOUR
       VOTING INSTRUCTIONS IF THE ENGLISH VERSION
       OF THE POA IS SUBMITTED, THE POA MUST BE NOTARIZED,
       APOSTILLIZED AND FURTHER TRANSLATED INTO ROMANIAN
       IF ROMANIAN VERSION OF THE POA IS SUBMITTED,
       NOTARIZATION IS SUFFICIENT THE POA MUST BE
       FORWARDED TO THE APPROPRIATE SUBCUSTODIAN FOR
       PROCESSING ABSENCE OF A POA, MAY CAUSE YOUR
       INSTRUCTIONS TO BE REJECTED PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR ASSISTANCE
       IN PROCESSING THE REQUIRED DOCUMENTS

1      Approve to increase in the share capital with             Mgmt          Against                        Against
       the amount of 391.584.470 lei, by issuing 391.584.470
       new shares, with a face value of 1 lei/share,
       the increase in the share capital will be carried
       out by using three sources; a] capitalization
       of reserves from the net profit outstanding
       in the balance sheet as of 31.12.2009 in amount
       of 173.900.510 lei, respectively the issue
       of 173.900.510 new shares with a face value
       of 1 lei/share in the benefit of the shareholders
       registered with the Shareholding Register held
       by the Central Depository at the registration
       date that will be established by the GSM[proposed
       date 14 MAY 2010]; b] use of the issue premiums
       fully cashed in amount of 97.683.960 lei, respectively
       the issue of 97683960 new shares, with a face
       value of 1 lei/share in the benefit of the
       shareholders registered with the shareholding
       Register held by the Central Depository at
       the registration date that will be established
       by the GSM[proposed date 14 MAY 2010]; c] new
       contributions in cash by the shareholders registered
       with the Shareholding Register held by the
       Central Depository at the registration date[proposed
       date 14 MAY 2010] in amount of 120.000.000
       lei, respectively the issue of 120.000.000
       new shares, with a face value of 1 lei/share,
       the issue price of the shares related to this
       source of increase is 1 lei/share

2      Approve the trading of preference rights for              Mgmt          Against                        Against
       a period of 15 working days

3      Approve the proposed listing on foreign markets[stock     Mgmt          For                            For
       exchange in Vienna]

4      Amend the Law no297/2004 and the Rules of the             Mgmt          For                            For
       National Securities Commission no1/2006, the
       registration date[defined as the date to identify
       the shareholders who are to benefit from dividends
       and other rights under the ordinary and the
       extraordinary GSM decisions] is proposed to
       be 14 MAY 2010




--------------------------------------------------------------------------------------------------------------------------
 BANCO BRADESCO S A                                                                          Agenda Number:  702111989
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1808G109
    Meeting Type:  EGM
    Meeting Date:  29-Oct-2009
          Ticker:
            ISIN:  BRBBDCACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1.     Approve, to merge all of the shares representative        Mgmt          For                            For
       of the share capital of IBI Participacoes S.A.
       IBI Participacoes into Banco Bradesco S.A.
       Bradesco, converting IBI Participacoes into
       a wholly owned subsidiary of Bradesco, in accordance
       with the provisions in Articles 224, 225 an
       d 252 of Law Number 6404 76 by: a] the nomination
       of the valuation Companies for the Companies
       assets; b] the protocol and justification instrument
       for the merger of the shares of the shareholders
       of IBI Participacoes S.A. entered into with
       Banco Bradesco S.A., as well as the valuation
       reports of the as sets of the Companies at
       book, market and economic value; c] to increase
       in the share capital of Bradesco, in the amount
       of BRL 1,368,183,000.00, taking it from BRL
       23,000,000,000.00 to BRL 24,368,183,000.00,
       through the issuance of 45,662,775 new nominative,
       book entry shares, with no par value, being
       22,831,389 common shares and 22,831,386 preferred
       shares, at the rate of 0.049401676 of one Bradesco
       share for each share issued by IBI Participacoes,
       to be allocated to the shareholders of IBI
       Participacoes, with 0.024700839 of one common
       share and 0.024700837 of one preferred share

2.     Approve to choose to use the consolidated financial       Mgmt          For                            For
       statements of Bradesco, in calculating the
       operational limits referred to in Article 1
       of Resolution 2,283 dated 5 JUN 1996, of the
       National Monetary Council, including Banco
       IBI S.A. Banco Multiplo, controlled by IBI
       Participacoes

3.     Approve to increase the share capital of Bradesco         Mgmt          Against                        Against
       by BRL 131,817,000.00, increasing it from BRL
       24,368,183,000.00 to BRL 24,500,000,000.00,
       through the capitalization of reserves, without
       issuance of shares, in accordance with the
       provision in Paragraph one of Article 169 of
       Law Number 64 04 76, with the consequent amendment
       of the main part of Article 6 of the Corporate
       Bylaws

4.     Approve the partial amendment to the Corporate            Mgmt          For                            For
       Bylaws, in Articles 22 and 25, increasing the
       number of Members of the internal control and
       compliance and of the ethics committees, bearing
       in mind the adoption of a new organizational
       structure




--------------------------------------------------------------------------------------------------------------------------
 BANCO BRADESCO S A                                                                          Agenda Number:  702116307
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1808G117
    Meeting Type:  EGM
    Meeting Date:  29-Oct-2009
          Ticker:
            ISIN:  BRBBDCACNPR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     To Merge all of the shares representative of              Non-Voting    No vote
       the share capital of IBI Participacoes S.A.
       IBI Participacoes into Banco Bradesco S.A.
       Bradesco, Converting IBI Participacoes into
       a wholly owned subsidiary of Bradesco, in accordance
       with the provisions in Articles 224, 225 and
       252 of Law Number 6404 76 by: a) ratification
       of the nomination of the valuation Companies
       for the Companies Assets; b) examination and
       approval of the protocol and justification
       instrument for the Merger of the shares of
       the shareholders of IBI Participacoes S.A.
       entered into with Banco Bradesco S.A., as well
       as the valuation reports of the assets of the
       Companies at book, market and economic value;
       c) increase in the share capital of Bradesco,
       in  the amount of BRL 1,368,183,000.00, taking
       it from BRL 23,000,000,000.00 to BRL 24,368,183,000.00,
       through the issuance of 45,662,775 new nominative,
       book entry shares, with no par value, being
       22,831,389 common shares and 22,831,386 preferred
       shares, at the rate of 0.049401676 of 1 Bradesco
       share for each share issued by IBI Participacoes,
       to be allocated to the shareholders of IBI
       Participacoes, with 0.024700839 of one common
       share and 0.024700837 of 1 preferred share

2.     To choose to use the consolidated financial               Non-Voting    No vote
       statements of Bradesco, in calculating the
       operational limits referred to in Article 1
       of Resolution 2,283 dated 05 JUN 1996, of the
       National Monetary Council, including Banco
       IBI S.A. Banco Multiplo, controlled by IBI
       Participacoes

3.     To increase the share capital of Bradesco by              Non-Voting    No vote
       BRL 131,817,000.00, increasing it from BRL
       24,368,183,000.00 to BRL 24,500,000,000.00,
       through the capitalization of reserves, without
       issuance of shares, in accordance with the
       provision in paragraph 1 of Article 169 of
       Law Number 6404 76, with consequent amendment
       of the main part of Article 6 of the Corporate
       Bylaws

4.     To partially amend the Corporate Bylaws, in               Non-Voting    No vote
       Articles 22 and 25, increasing the number of
       Members of the internal control and compliance
       and of the Ethics Committees, bearing in mind
       the adoption of a new Organizational Structure




--------------------------------------------------------------------------------------------------------------------------
 BANCO BRADESCO S A                                                                          Agenda Number:  702462374
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1808G117
    Meeting Type:  SGM
    Meeting Date:  10-Jun-2010
          Ticker:
            ISIN:  BRBBDCACNPR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 704646 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Approve to increase the capital stock from BRL            Non-Voting    No vote
       26,500,000,000.00 to BRL 28,500,000,000.00,
       by means of: partial capitalization of the
       balance of the profit reserves - statutory
       reserve account, in the amount of BRL 2,000,000,000.00,
       pursuant to the provisions of Article of 169
       of Law 6,404/76, with bonus shares; 10% of
       bonus shares, conferring, free of charge, to
       the Company's shareholders, 1 new share for
       each 10 shares of the same type held hereby
       on the record date and accordingly issuing
       342,040,948 new non-par, book-entry, registered
       shares, of which 171,020,483 are common shares
       and 171,020,465 are preferred shares; simultaneously
       to the Brazilian Market operation, and in the
       same proportion, bonus will be paid in the
       form of ADRs-American Depositary Receipts in
       the U.S Market NYSE and in the form of GDRs
       Global Depositary Receipts in the European
       Market Latibex; the Company will notify the
       market about the record date of bonus entitlement,
       after the approval of the respective process
       by the Central Bank of Brazil

2.     Amend the ''CAPUT'' of Article 6 of the Company's         Non-Voting    No vote
       By-laws, as a result of the previous item




--------------------------------------------------------------------------------------------------------------------------
 BANCO BRADESCO SA, OSASCO                                                                   Agenda Number:  702167633
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1808G109
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2009
          Ticker:
            ISIN:  BRBBDCACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.

1.     Approve the transformations that have been occurring      Mgmt          For                            For
       on the market and the trend of an economic
       scenario in permanent evolution, to increase
       from 41 to 47 the maximum number of Departmental
       Officers and to create 15 regional Officer
       positions, with the consequent amendment of
       the Corporate Bylaws, in the main part of Article
       12 and its second paragraph, Paragraph 4 of
       Article 13, and Articles 14 and 19




--------------------------------------------------------------------------------------------------------------------------
 BANCO BRADESCO SA, OSASCO                                                                   Agenda Number:  702167695
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1808G109
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2009
          Ticker:
            ISIN:  BRBBDCACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

I.     Approve to increase the share capital from BRL            Mgmt          Against                        Against
       24,500,000,000.00 to BRL 26,500,000,000.00,
       through capitalization of part of the balance
       of the profit reserve statutory reserve account
       in the amount to BRL 2,000,000,000.00, in accordance
       with the provisions of Article 169 of law number
       6404-76, with a share bonus, bonus of 10% in
       shares, attributing to the shareholders of
       the Company, free of charge, 1 new share for
       each 10 shares of the same type of which they
       are owner on the base date, with the consequent
       issuance of 311,553,258 new, nominative, book-entry
       shares, with no par value, of which 155,776,637
       are common shares and 155,776,621 are preferred
       shares; simultaneously to the transaction on
       the Brazilian market, and at the same proportion,
       the American Depositary Receipts ADR's on the
       American Market [NYSE] and the Global Depositary
       Receipts GDR's on the European Market [Latibex]
       will receive a bonus; the basis date will be
       communicated to the market by the Company after
       the approval of the respective process by the
       Brazilian Central Bank

II.    Amend the main part of Article 6 of the Corporate         Mgmt          For                            For
       Bylaws, as a result of the previous item

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCO BRADESCO SA, OSASCO                                                                   Agenda Number:  702237531
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1808G109
    Meeting Type:  AGM
    Meeting Date:  10-Mar-2010
          Ticker:
            ISIN:  BRBBDCACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

1.     Receive the Board of Directors' annual report,            Mgmt          For                            For
       the Finance Committee report accompanied by
       the Independent Auditors' report and examine,
       discuss and approve to vote the Company's consolidated
       financial statements for the FYE 31 DEC 2009

2.     Approve to decide on the allocation of the result         Mgmt          For                            For
       of the FY and ratify the amount of interest
       over capital and dividends distributed

3.     Election of Lazaro de Mello Brandao, Antonio              Mgmt          For                            For
       Bornia, Mario da Silveira Teixeira Junior,
       Marcio Artur Laurelli Cypriano, Joao Aguiar
       Alvarez, Denise Aguiar Alvarez, Luiz Carlos
       Trabuco Cappi, Carlos Alberto Rodrigues Guilherme,
       Ricardo Espirito Santo Silva Salgado as the
       Members of the Board of Directors

4.     Elect the Members of the Finance Committee                Mgmt          For                            For

5.     Approve to set the global remuneration of the             Mgmt          For                            For
       Board of Directors and the Finance Committee

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCO BRADESCO SA, OSASCO                                                                   Agenda Number:  702237909
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1808G109
    Meeting Type:  EGM
    Meeting Date:  10-Mar-2010
          Ticker:
            ISIN:  BRBBDCACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1.     Approve to cancel the shares held in treasury,            Mgmt          For                            For
       existing on the date of the    general meeting,
       representative of the Company's own share capital,
       without   reducing the share capital, with
       the consequent amendment of the main part of
       Article 6 of the Corporate Bylaws

2.     Approve to reduce the minimum number of Members           Mgmt          For                            For
       of the Executive Committee    from 59 to 52,
       changing the minimum number of Vice President
       Officers and     Manager Officers, adapting
       them to the organizational structure of the
       Company, without changing the maximum
       number of Members of the Executive      Committee,
       with the consequent amendment of the main part
       of Article 12 of    the Corporate Bylaws




--------------------------------------------------------------------------------------------------------------------------
 BANCO BRADESCO SA, OSASCO                                                                   Agenda Number:  702237911
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1808G117
    Meeting Type:  AGM
    Meeting Date:  10-Mar-2010
          Ticker:
            ISIN:  BRBBDCACNPR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 3 AND 4 ONLY.    THANK YOU.

1.     Receive the Board of Directors' annual report,            Non-Voting    No vote
       the Finance Committee's report accompanied
       by the Independent Auditors' report and examine,
       discuss and vote on the Company's consolidated
       financial statements for the FYE 31 DEC 2009

2.     To decide on the allocation of the result of              Non-Voting    No vote
       the FY and ratification the amount of interest
       over capital and dividends distributed

3.     Election of Lazaro de Mello Brandao, Antonio              Mgmt          For                            For
       Bornia, Mario da Silveira Teixeira Junior,
       Marcio Artur Laurelli Cypriano, Joao Aguiar
       Alvarez, Denise Aguiar Alvarez, Luiz Carlos
       Trabuco Cappi, Carlos Alberto Rodrigues Guilherme,
       Ricardo Espirito Santo Silva Salgado as the
       Members of the Board of Directors

4.     Elect the Members of the Finance Committee                Mgmt          For                            For

5.     To set the global remuneration of the Board               Non-Voting    No vote
       of Directors and the Finance      Committee

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCO BRADESCO SA, OSASCO                                                                   Agenda Number:  702428093
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1808G109
    Meeting Type:  EGM
    Meeting Date:  10-Jun-2010
          Ticker:
            ISIN:  BRBBDCACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

I      Approve to increase the share capital from BRL            Mgmt          For                            For
       26,500,000,000.00 to BRL       28,500,000,000.00,
       by capitalization of part of the balance of
       the profit     reserve, bylaws reserve account,
       in the amount of BRL 2,000,000,000.00, in
       accordance with that which is provided for
       in Article 169 of Law number       6404.76,
       with a share bonus, a bonus of 10% in shares,
       attributed to the      shareholders of the
       Company, free of charge , one new share for
       each 10       shares of the same species that
       they own on the base date, with the
       consequent issuance of 342,040,948 new,
       nominative, book entry shares, with   no par
       value, of which 171,020,483 are common shares
       and 171,020,465 are      preferred shares,
       simultaneously to the transaction on the Brazilian
       market,  and in the same proportion, the American
       depositary receipts, ADRs, CONT

CONT   CONT will receive a bonus on the American market,         Non-Voting    No vote
       New York Stock Exchange,    and the global
       depositary receipts, GDRs, on the European
       Market, Latibex,    and the base date for the
       right to the share bonus will be communicated
       to    the market by the Company, after the
       approval of the respective process by    the
       Brazilian Central Bank

II     Amend the main part of Article 6 of the Corporate         Mgmt          For                            For
       By-Laws, as a consequence   of the previous
       item




--------------------------------------------------------------------------------------------------------------------------
 BANCO COMPARTAMOS SA DE CV                                                                  Agenda Number:  702316553
--------------------------------------------------------------------------------------------------------------------------
        Security:  P08915103
    Meeting Type:  AGM
    Meeting Date:  19-Apr-2010
          Ticker:
            ISIN:  MX41CO0H0005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report from the Board of Directors            Mgmt          For                            For
       about the FYE on 31 DEC 2009   in accordance
       with the terms of that which is provided for
       in Article 172 of  the general mercantile Companies
       Law Article 28 of the securities market law
       and other applicable legal provisions

2      Approve the allocation of results from the 2009           Mgmt          For                            For
       FY including the payment of a dividend

3      Receive the report regarding the situation of             Mgmt          For                            For
       the fund for the purchase of    the Company's
       own shares and if relevant approval of the
       maximum amount of    funds that can be allocated
       to the acquisition of the Company's own shares
       for the 2010 FY

4      Receive the report regarding the fulfillment              Mgmt          For                            For
       of the Company's tax obligations in accordance
       with that which is provided for in Article
       86 part xx of the    income tax law

5      Appoint or ratify the Members who make up the             Mgmt          For                            For
       Board of Directors,

6      Appoint or ratify the Members of the Audit Committee      Mgmt          For                            For
       of the Company

7      Appoint or ratify the Commissioners of the Company        Mgmt          For                            For

8      Approve the remuneration for the Members of               Mgmt          For                            For
       the Board of Directors and the    Commissioners

9      Approve the designation of the delegates                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANCO DE BOGOTA                                                                             Agenda Number:  702266001
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV12510
    Meeting Type:  OGM
    Meeting Date:  18-Mar-2010
          Ticker:
            ISIN:  COB01AO00082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the verification of the quorum                    Mgmt          For                            For

2.     Approve the agenda                                        Mgmt          For                            For

3.     Appointment of the Committee that will approve            Mgmt          For                            For
       the minutes for this meeting

4.     Receive the Management report from the Board              Mgmt          For                            For
       of Directors and from the        President
       of the bank regarding the FYE on 31 DEC 2009

5.     Receive the Management report from the Audit              Mgmt          For                            For
       Committee

6.1    Approve the financial statements                          Mgmt          For                            For

6.2    Receive the report from the Auditor                       Mgmt          For                            For

6.3    Approve the general purpose individual and consolidated   Mgmt          For                            For
       financial statements  (together with their
       notes) and the Management accounts and other
       attachments

7.     Approve the plan for the distribution of profit           Mgmt          For                            For

8.1    Election of the Board of Directors                        Mgmt          For                            For

8.2    Election of the Auditor                                   Mgmt          For                            For

9.     Approve to set the compensation of the Members            Mgmt          Against                        Against
       of the Board of Directors

10.    Approve to set the annual compensation of the             Mgmt          Against                        Against
       Auditor

11.    Approve the integration of leasing Bogota                 Mgmt          For                            For

12.    Proposals and various                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BANCO DE CHILE                                                                              Agenda Number:  933202931
--------------------------------------------------------------------------------------------------------------------------
        Security:  059520106
    Meeting Type:  Annual
    Meeting Date:  25-Mar-2010
          Ticker:  BCH
            ISIN:  US0595201064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E1     AMEND BANCO DE CHILE'S BYLAWS FOR THE INTRODUCTION        Mgmt          For                            For
       OF A TRANSITORY PROVISION DEFINING THE "NET
       INCOME TO BE DISTRIBUTED" SO AS TO COMPLY WITH
       THE AGREEMENT DATED NOVEMBER 8, 1996 EXECUTED
       BETWEEN THE CENTRAL BANK OF CHILE (BANCO CENTRAL
       DE CHILE) AND SM CHILE S.A., PURSUANT TO LAW
       NO 19,396

O1     APPROVAL OF BANCO DE CHILE'S ANNUAL REPORT,               Mgmt          For                            For
       FINANCIAL STATEMENTS AND REPORT OF THE EXTERNAL
       AUDITORS FOR THE YEAR ENDED DECEMBER 31, 2009

O2     DISTRIBUTION OF THE NET INCOME FOR THE FISCAL             Mgmt          For                            For
       YEAR ENDED DECEMBER 31, 2009, AND APPROVAL
       OF DIVIDEND NO 198 IN THE AMOUNT OF CH$3,496813
       PER SHARE, WHICH REPRESENTS 100% OF THE BANK'S
       NET INCOME FOR YEAR 2009. SAID DIVIDEND, IF
       APPROVED BY THE SHAREHOLDERS MEETING, SHALL
       BE PAID AT THE BANK'S PRINCIPAL OFFICES IMMEDIATELY
       AFTER THE MEETING

O3     DIRECTORS' REMUNERATION                                   Mgmt          For                            For

O4     DIRECTORS AND AUDIT COMMITTEE'S REMUNERATION              Mgmt          For                            For
       AND APPROVAL OF ITS BUDGET

O5     NOMINATION OF EXTERNAL AUDITORS                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANCO DE CHILE, SANTIAGO                                                                    Agenda Number:  702285087
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0939W108
    Meeting Type:  EGM
    Meeting Date:  25-Mar-2010
          Ticker:
            ISIN:  CLP0939W1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend the bylaws by the introduction of a temporary       Mgmt          For                            For
       article that has as its   purpose to specify
       the distributable net profit to carry out that
       which was   agreed to in the contract dated
       08 NOV 1996, entered into between the Central
       Bank of Chile and SM Chile S.A., in accordance
       with law number 19396




--------------------------------------------------------------------------------------------------------------------------
 BANCO DE CHILE, SANTIAGO                                                                    Agenda Number:  702293616
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0939W108
    Meeting Type:  OGM
    Meeting Date:  25-Mar-2010
          Ticker:
            ISIN:  CLP0939W1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 668039 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve Banco De Chile's annual report, financial         Mgmt          For                            For
       statements and report of the External Auditors
       for the YE 31 DEC 2009

2.     Approve the distribution of the net income for            Mgmt          For                            For
       the FYE 31 DEC 2009 and dividend no 198 in
       the amount of CLP 3.496813 per share, which
       represents 100% of the Bank's net income for
       year 2009, said dividend by the shareholders
       meeting shall be paid at the Bank's principal
       offices immediately after the meeting

3.     Approve the Directors remuneration                        Mgmt          For                            For

4.     Approve the Directors and Audit Committee's               Mgmt          For                            For
       remuneration and of its budget

5.     Approve the nomination of the External Auditors           Mgmt          For                            For

6.     Approve the Directors and Audit Committee report          Mgmt          For                            For

7.     Approve the information with respect of related           Mgmt          For                            For
       transactions pursuant Chilean Corporation Law
       [Ley Sobre Sociedades Anonimas]

8.     Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BANCO DE CREDITO E INVERSIONES SA CREDITO                                                   Agenda Number:  702296915
--------------------------------------------------------------------------------------------------------------------------
        Security:  P32133111
    Meeting Type:  EGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  CLP321331116
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to increase the capital of the bank               Mgmt          Against                        Against
       in the following manner:          capitalizing
       the amount of CLP 29,691,875,690 through the
       issuance of fully   paid shares

2      Approve the modification of the bylaws of the             Mgmt          For                            For
       bank so as to adjust them to    the agreements
       to be adopted in the meeting

3      Adopt all the other agreements necessary to               Mgmt          For                            For
       legalize and enforce the          statutory
       reforms proposed




--------------------------------------------------------------------------------------------------------------------------
 BANCO DE CREDITO E INVERSIONES SA CREDITO                                                   Agenda Number:  702302857
--------------------------------------------------------------------------------------------------------------------------
        Security:  P32133111
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  CLP321331116
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.     Approve the annual report, balance sheet and              Mgmt          For                            For
       financial statements, their notes and the report
       of external Auditors, corresponding to the
       fiscal period between 01 JAN and 31 DEC 2009

B.     Approve the allocation of a dividend of CLP               Mgmt          For                            For
       500 per share with charge to the net profit
       of the period 2009 and approve the application
       for the rest of the balance of profits

C.     Election of the Directors of the Company for              Mgmt          For                            For
       the next 3 years

D.     Approve to fix the remuneration of the Directors          Mgmt          For                            For
       as of APR 2010

E.     Approve to fix the remuneration of the Members            Mgmt          For                            For
       of the Committee of Directors and the budget
       of operating expenses of the Committee of Directors
       and its advisors

F.     Appointment of the External Auditors and private          Mgmt          For                            For
       rating agencies

G.     Approve to inform about the matters reviewed              Mgmt          For                            For
       by the Committee of Directors and the agreements
       adopted by the Board of Directors to approve
       operations with related parties referred to
       in Articles 146 and followings of the Law of
       stock Companies, with mention of the Directors
       who approved them

H.     Approve the report of the Committee of Directors          Mgmt          For                            For
       in relation to the activities performed during
       year 2009, its annual management and expenses
       incurred during the period, including those
       of its advisors; and the proposals of the Committee
       of Directors that would not have been accepted
       by the Board of Directors

I.     Approve the nomination of the newspaper for               Mgmt          For                            For
       legal publications

J.     Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BANCO DE ORO UNIBANK INC                                                                    Agenda Number:  702423219
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0560W104
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  PHY0560W1046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 672428 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Call to order                                             Mgmt          For                            For

2.     Proof of notice and determination of existence            Mgmt          For                            For
       of quorum

3.     Approve the minutes of the previous annual meeting        Mgmt          For                            For
       of stockholders held on 28 MAY 2009

4.     Receive the President's report                            Mgmt          For                            For

5.     Ratify all the acts of the Board of Directors             Mgmt          For                            For
       and Management during their term of office

6.1    Election of Christopher A. Bell-Knight as a               Mgmt          For                            For
       Director

6.2    Election of Corazon S. De La Paz-Bernardo as              Mgmt          For                            For
       a Director

6.3    Election of Jesus A. Jacinto, Jr. as a Director           Mgmt          For                            For

6.4    Election of Cheo Chai Hong as a Director                  Mgmt          For                            For

6.5    Election of Antonio C. Pacis as a Director                Mgmt          For                            For

6.6    Election of Henry T. SY, Jr. as a Director                Mgmt          For                            For

6.7    Election of Teresita T. SY as a Director                  Mgmt          For                            For

6.8    Election of Josefina N. Tan as a Director                 Mgmt          For                            For

6.9    Election of Nestor V. Tan as a Director                   Mgmt          For                            For

6.10   Election of Teodoro B. Montecillo as an Independent       Mgmt          For                            For
       Director

6.11   Election of Jimmy T. Tang as an Independent               Mgmt          For                            For
       Director

7.     Appointment of the External Auditor                       Mgmt          For                            For

8.     Other matters                                             Non-Voting    No vote

9.     Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANCO DO BRASIL S A MEDIUM  TERM NTS BOOK ENTRY 144A                                        Agenda Number:  702300500
--------------------------------------------------------------------------------------------------------------------------
        Security:  P11427112
    Meeting Type:  EGM
    Meeting Date:  13-Apr-2010
          Ticker:
            ISIN:  BRBBASACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

I.A    Approve the Merger of the shares of Besc S.A.             Mgmt          For                            For
       Arrendamento Mercantil          Bescleasing
       and of Besc Financeira S.A. Credito, Financiamento
       E              Investimentos Bescredi by Banco
       Do Brasil S.A., to examine, discuss and
       approve the protocol and justification of
       merger of Besc S.A. Arrendamento    Mercantil
       Bescleasing Company being merged and of Besc
       Financeira S.A.        Credito, Financiamento
       E Investimentos Bescredi Company being merged
       by Banco Do Brasil S.A. Company conducting
       the Merger

I.B    Approve and ratify the appointment of KPMG Auditores      Mgmt          For                            For
       Independentes, with      Corporate Taxpayer
       Id Cnpjmf Number 57.755.217.0001.29, with its
       Head Office  at Rua Dr. Renato Paes De Barros,
       33, 17th floor, Itaim Bibi, Sao Paulo, Sao
       Paulo, as the Company responsible for the
       book equity valuation reports being merged
       and of the Company conducting the merger

I.C    Approve and ratify the appointment of the Company         Mgmt          For                            For
       PricewaterhouseCoopers      Corporate Finance
       and recovery Ltda., with Corporate Taxpayer
       Id Cnpjmf       Number 05.487.514.0001.37,
       with its Head Office at Avenida Francisco
       Matarazzo 1400, first floor, left side
       part, Torre Torino, Agua Branca        neighborhood,
       Sao Paulo, Sao Paulo, responsible for the valuation
       report of   the Company conducting the merger
       according to the trading price of its
       shares on the securities market

I.D    Approve and examine and the valuation reports             Mgmt          For                            For

I.E    Approve and declare the mergers of the Companies          Mgmt          For                            For
       Bescleasing and Bescredi     into Banco Do
       Brasil S.a. effective, in accordance with the
       terms of the      protocol and justification
       of merger, as well as to authorize the management
       of Banco Do Brasil S.A. to do all the complementary
       acts necessary to the     mentioned mergers

I.F    Approve the increase of Banco Do Brasil S.A.              Mgmt          For                            For
       share capital as a function of   the mentioned
       Corporate Mergers, through the transfer of
       the equity of the    Companies being merged
       to the Company conducting the merger, in accordance
       with the terms of the protocol and justification
       of merger

II     Approve the capitalization of the balances recorded       Mgmt          For                            For
       in the capital reserve    donations and tax
       incentives and profit reserve Bylaws reserve
       and operating  margin reserve, without the
       issuance of new shares

III    Approve the increase of the authorized capital            Mgmt          For                            For

IV     Approve the amendment of the Article 7 and 8              Mgmt          For                            For
       of the Corporate Bylaws          resulting
       from the matters contained in items I, II and
       III

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE




--------------------------------------------------------------------------------------------------------------------------
 BANCO DO BRASIL S A MEDIUM  TERM NTS BOOK ENTRY 144A                                        Agenda Number:  702340770
--------------------------------------------------------------------------------------------------------------------------
        Security:  P11427112
    Meeting Type:  AGM
    Meeting Date:  13-Apr-2010
          Ticker:
            ISIN:  BRBBASACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

I.     Receive the administrators accounts, to examine,          Mgmt          No vote
       discuss and vote on the administrators report,
       the financial statements and the accounting
       statements accompanied by the independent Auditors
       report regarding the FYE on 31 DEC 2009

II.    Approve to deliberate on the distribution of              Mgmt          No vote
       the FYs net profits and the distribution of
       dividends

III.   Election of the Members of the Finance Committee          Mgmt          No vote

IV.    Approve to set the remuneration for the Members           Mgmt          No vote
       of Financial Committee

V.     Approve to set the Directors remuneration                 Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BANCO DO BRASIL SA BB BRASIL                                                                Agenda Number:  702143102
--------------------------------------------------------------------------------------------------------------------------
        Security:  P11427112
    Meeting Type:  EGM
    Meeting Date:  30-Nov-2009
          Ticker:
            ISIN:  BRBBASACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1.     Approve the protocol and justification of merger          Mgmt          For                            For
       of Banco Nossa Caixa S.A. into Banco Do Brasil
       S.A

2.     Approve and ratify the appointment [i] of the             Mgmt          For                            For
       Company PricewaterhouseCoopers Corporate Finance
       and Recovery LTDA, with Corporate Taxpayer
       Id CNPJ-MF Number 05.487.514-0001-37, with
       its headquarters at Avenida Francisco Matarazzo
       Number 1400, first floor, left side (part),
       Torre Torino, Agua Branca Neighborhood, Sao
       Paulo, Sao Paulo, as being responsible for
       the valuation report for Banco Do Brasil S.A
       according to the trading price of the shares
       on the securities market and according to the
       economic value determined using the discounted
       cash flow method [ii] of Banco Fator S.A, with
       corporate taxpayer ID CNPJ-MF Number 33.644.196-0001-06,
       with its headquarters at Rua Dr. Renato Paes
       de barros, number 1017, eleventh and twelfth
       floors, Itaim Bibi, Sao Paulo, Sao Paulo, as
       being responsible for the valuation report
       for Nossa Caixa S.A, according to the economic
       value determined using the discounted cash
       flow method iii. of KPMG Auditores Independentes,
       with corporate taxpayer id CNPJ-MF Number 57.755.217-0001-29, with its headquarters at rua dr. renato paes
       de barros, number 33, seventeenth floor, itaim
       bibi, sao paulo, sao paulo, as being responsible
       for the book equity valuation report for Banco
       Nossa Caixa S.A

3.     Approve the valuation reports mentioned in item           Mgmt          For                            For
       2 above

4.     Approve and declare effective the corporate               Mgmt          For                            For
       merger of Banco Nossa Caixa S.A. into Banco
       Do Brasil S.A. in accordance with the terms
       of the protocol and justification of merger,
       as well as to authorize the management of Banco
       Do Brasil S.A. to do all the complementary
       acts necessary for the mentioned merger

5.     Approve the capital increase of Banco Do Brasil           Mgmt          For                            For
       S.A. as a function of the Corporate merger
       referred to above, through the transfer of
       the net equity from the Company being merged
       to the Company carrying out the merger, in
       accordance with the terms of the protocol and
       justification of the merger

6.     Amend the Article 7 of the Corporate Bylaws               Mgmt          For                            For
       of Banco Do Brasil S.A.




--------------------------------------------------------------------------------------------------------------------------
 BANCO DO BRASIL SA BB BRASIL, BRASILIA                                                      Agenda Number:  702049809
--------------------------------------------------------------------------------------------------------------------------
        Security:  P11427112
    Meeting Type:  EGM
    Meeting Date:  18-Aug-2009
          Ticker:
            ISIN:  BRBBASACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve and ratify the share capital increase             Mgmt          For                            For
       of Banco Do Brasil S.A., in light of the Corporate
       Mergers of Banco Do Estado Ee Santa Catarina
       S.A. Besc, of Besc S.A. Credito Imobiliario
       Bescri, of Banco Do Estado Do Piaui S.A. Bep,
       and of the capitalization of the balance recorded
       in expansion reserves, this without the issuance
       of new shares

2.     Amend the Article 7 of the Corporate Bylaws               Mgmt          For                            For
       of Banco Do Brasil S.A

       PLEASE NOTE THAT VOTES IN FAVOR 'AND' AGAINST             Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCO DO BRASIL SA BB BRASIL, BRASILIA                                                      Agenda Number:  702415402
--------------------------------------------------------------------------------------------------------------------------
        Security:  P11427112
    Meeting Type:  EGM
    Meeting Date:  19-May-2010
          Ticker:
            ISIN:  BRBBASACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to conducting a public offering for               Mgmt          For                            For
       the primary distribution of       shares issued
       by Banco Do Brasil S.A. in conjunction with
       a public offering   for the secondary distribution
       of shares issued by Banco Do Brasil S.A. owned
       by certain selling shareholders, to be conducted
       in Brazil, on the            unorganized over
       the counter market, in accordance with the
       procedures        established by securities
       commission, from here onward the CVM, instruction
       number 400 of 29 DEC 2003, as amended, and,
       also, with efforts at placement   abroad, using
       the investment mechanisms regulated by the
       national monetary    council, by the Central
       Bank of Brazil and by the CVM, in United States
       of    America, for qualified institutional
       investors, as defined in Rule 144A       published
       by the securities and exchange commission,..CONTD

CONT   CONTD..from here onward the sec in transactions           Non-Voting    No vote
       that are exempt from          registration
       in accordance with that which is provided for
       in the Securities  Act of 1933, from here onward
       the securities act, and in the regulations
       published on the basis of the securities
       act and, in other countries, in      accordance
       with the law in effect in the country of domicile
       of each investor and in accordance with regulation
       s published by the sec, from here onward
       the offering, and definition of the other
       conditions of the offering, except  for the
       issuance price of the shares

2      Approve to increase of the share capital of               Mgmt          For                            For
       Banco Do Brasil S.A., within the  limits of
       the authorized capital, accordance with the
       terms of its Corporate  Bylaws, through the
       issuance of 286,000,00 0 new, common shares,
       all of which a re nominative, book entry and
       with no par value, free and unencumbered by
       any encumbrance or lien, which will be the
       object of a public subscription    within the
       framework of the offering, with a reduction
       of the period for the  exercise of the preemptive
       right to a minimum of three days, in accordance
       with the terms of the sole paragraph of
       Article 8 of the Corporate Bylaws and Article
       172, I, of Law Number 6404 15 DEC 1976, as
       amended, from here onward  the Corporations
       Law, with it being the case that the exact
       period for the    exercise of the preemptive
       right i) will be defined within the framework
       .CONTD

CONT   CONT of the offering, with the objective of               Non-Voting    No vote
       making the exercise of the        preemptive
       right compatible with the procedure of the
       offering, ii) should be contained within the
       offering documents, including notices to the
       market and  an announcement that it is beginning,
       and iii) it will be the subject of a    specific
       notice to the shareholders of Banco Do Brasil
       S.A. with detail s     regarding the exercise
       of the pre emptive right. all the new, common
       shares   issued will have the right t  receive
       dividends and interest on shareholder   equity
       that may be declared by Banco Do Brasil S.A.
       beginning on the date of  settlement of the
       shares that are the object of the offering
       and to all the   other rights and benefits
       that may be conferred to the other common shares
       of Banco Do Brasil S.A., on the same terms
       and conditions

3      Approve the disposition of the shares in treasury         Mgmt          For                            For
       arising from the processes  of the merger of
       Banco Do Estado De Santa Catarina S.A. of Besc
       S.A. Credito  Imobiliario and of Banco Do Estado
       Do Piaui S.A.

4      Authorize the board of Directors of powers to             Mgmt          For                            For
       establish the issuance price of the shares
       that are the object of the capital increase,
       in accordance with    the terms of Article
       170, Paragraph 2, of the Corporations Law,
       observing the book building procedure to be
       carried out within the framework of the
       offering, in the manner that is provided
       for in Article 170, Paragraph 1, of  the Corporations
       Law and Article 44 of CVM Instruction 400

5      Authorize the Board of Directors to ratify the            Mgmt          For                            For
       respective share capital       increase, once
       the subscription and paying in of the shares
       to be issued as a result of the capital increase
       within the framework of the offering is
       verified

6      Authorize the Board of Directors to take all              Mgmt          For                            For
       the measures and do all the acts that may be
       necessary or convenient for carrying out the
       offering, as well as to ratify all the other
       acts that have already been done




--------------------------------------------------------------------------------------------------------------------------
 BANCO DO BRASIL SA BB BRASIL, BRASILIA                                                      Agenda Number:  702424603
--------------------------------------------------------------------------------------------------------------------------
        Security:  P11427112
    Meeting Type:  EGM
    Meeting Date:  31-May-2010
          Ticker:
            ISIN:  BRBBASACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1.     Approve the protocol and justification of merger          Mgmt          For                            For
       of Banco Popular Do Brasil S.A., which is the
       Company being merged, into Banco Do Brasil
       S.A which is the company conducting the merger

2.     Approve and ratify the appointment of KPMG Auditors       Mgmt          For                            For
       Independentes, with corporate taxpayer ID number
       57.755.217.0001.29 ,with its headquarters at
       RUA Dr. Renato Paes De Barros, 33, 17th floo
       r, Itaim Bibi, Sao Paulo, as responsible for
       the evaluation report of the book shareholder
       equity of the Company being merged

3.     Approve the evaluation report mentioned in the            Mgmt          For                            For
       previous item

4.     Approve and declare effective the corporate               Mgmt          For                            For
       merger of Banco Popular Do Brasil S.A. into
       Banco Do Brasil S.A. in accordance with the
       terms of the protocol and justification of
       merger, as well as to authorize the management
       of Banco Do Brasil S.A to do all the complementary
       acts necessary for the mentioned merger

5.     Approve the transfer of the shareholder equity            Mgmt          For                            For
       from the Company being merged to the Company
       carrying out the merger, in accordance with
       the terms of the protocol and justification
       of merger




--------------------------------------------------------------------------------------------------------------------------
 BANCO DO BRASIL SA BB BRASIL, BRASILIA                                                      Agenda Number:  702442461
--------------------------------------------------------------------------------------------------------------------------
        Security:  P11427112
    Meeting Type:  EGM
    Meeting Date:  16-Jun-2010
          Ticker:
            ISIN:  BRBBASACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1      Approve the acquisition, by Banco Do Brasil               Mgmt          For                            For
       S.A., of a corporate ownership interest equivalent
       to 366,825,016 common, book entry, class B
       shares of Banco Patagonia S.A., corresponding
       to 51% of the share capital and of the voting
       capital in circulation, in the same proportion,
       in light of the provision in line I of Article
       256 and line B of the sole paragraph of Article
       247, both in Law 6404 of 15 DEC 1976, from
       here onward the Brazilian Corporate law

2      Ratify the share purchase and sale agreement,             Mgmt          For                            For
       accompanied by the valuation report of Banco
       Patagonia S.A., in accordance with the terms
       of paragraph 1 of Article 256 of the Brazilian
       Corporate law




--------------------------------------------------------------------------------------------------------------------------
 BANCO MACRO S A                                                                             Agenda Number:  702066386
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1047V123
    Meeting Type:  EGM
    Meeting Date:  10-Sep-2009
          Ticker:
            ISIN:  ARBANS010010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT IN ORDER TO PERMIT FOREIGN         Non-Voting    No Action
       SHAREHOLDERS TO PARTICIPATE IN SHAREHOLDERS'
       MEETINGS, ARGENTINE COMPANIES MAY REQUEST FOREIGN
       SHAREHOLDERS TO PROVIDE PROOF OF THEIR REGISTRATION
       AT THE SUPERINTENDENCY OF CORPORATIONS [INSPECCION
       GENERAL DE JUSTICIA].

1.     Approve the designation of 2 or more shareholders         Mgmt          No Action
       to sign the minutes of the meeting

2.     Approve the reduction of the share capital by             Mgmt          No Action
       canceling ARS 30,641,692 representing 30,641,692
       Class B shares, of a par value of ARS 1.00
       each and one vote per share

3.     Grant authority to carry out the measures and             Mgmt          No Action
       filings necessary for the obtaining of the
       corresponding registrations




--------------------------------------------------------------------------------------------------------------------------
 BANCO MACRO S.A.                                                                            Agenda Number:  933134506
--------------------------------------------------------------------------------------------------------------------------
        Security:  05961W105
    Meeting Type:  Special
    Meeting Date:  10-Sep-2009
          Ticker:  BMA
            ISIN:  US05961W1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPOINT OF TWO OR MORE SHAREHOLDERS TO SIGN               Mgmt          For
       THE MINUTES OF THE SHAREHOLDERS' MEETING.

02     CAPITAL REDUCTION AND CANCELLATION OF AR $ 30,641,692     Mgmt          For
       REPRESENTING 30,641,692 SHARES CLASS B OF PAR
       VALUE AR $ 1 (ONE ARGENTINA PESO) EACH AND
       ENTITLED TO 1 VOTE PER SHARE.

03     AUTHORIZATION TO PERFORM ALL ACTS, PROCEEDINGS            Mgmt          For
       AND FILINGS NECESSARY TO COMPLY WITH ALL APPLICABLE
       REGISTRATIONS.




--------------------------------------------------------------------------------------------------------------------------
 BANCO MACRO S.A.                                                                            Agenda Number:  933220256
--------------------------------------------------------------------------------------------------------------------------
        Security:  05961W105
    Meeting Type:  Annual
    Meeting Date:  06-Apr-2010
          Ticker:  BMA
            ISIN:  US05961W1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPOINT TWO SHAREHOLDERS TO SIGN THE MINUTES              Mgmt          For
       OF THE SHAREHOLDERS' MEETING.

02     EVALUATE THE DOCUMENTATION PROVIDED FOR IN SECTION        Mgmt          For
       234, SUBSECTION 1 OF LAW NO. 19550, FOR THE
       FISCAL YEAR ENDED DECEMBER 31ST 2009.

03     EVALUATE BOTH THE MANAGEMENT OF THE BOARD OF              Mgmt          For
       DIRECTOR AND OF THE SUPERVISORY COMMITTEE.

04     EVALUATE THE DISTRIBUTION OF CASH DIVIDENDS,              Mgmt          For
       SUBJECT TO THE AUTHORIZATION OF BANCO CENTRAL
       DE LA REPUBLIC ARGENTINA.

05     EVALUATE THE REMUNERATIONS OF THE MEMBERS OF              Mgmt          For
       THE BOARD OF DIRECTORS FOR THE FISCAL YEAR
       ENDED DECEMBER 31ST 2009.

06     EVALUATE THE REMUNERATIONS OF THE MEMBERS OF              Mgmt          For
       THE SUPERVISORY COMMITTEE FOR THE FISCAL YEAR
       ENDED DECEMBER 31ST 2009.

07     EVALUATE THE REMUNERATION OF THE INDEPENDENT              Mgmt          For
       AUDITOR FOR THE FISCAL YEAR ENDED DECEMBER
       31ST 2009.

08     APPOINT FIVE REGULAR DIRECTORS WHO SHALL HOLD             Mgmt          For
       OFFICE FOR THREE FISCAL YEARS.

09     DETERMINE THE NUMBER OF MEMBERS WHO SHALL FORM            Mgmt          For
       THE SUPERVISORY COMMITTEE AND DESIGNATE THE
       NEW REGULAR AND ALTERNATE MEMBERS.

10     APPOINT THE INDEPENDENT AUDITOR FOR THE FISCAL            Mgmt          For
       YEAR TO END DECEMBER 31ST 2010.

11     DEFINE THE AUDITING COMMITTEE'S BUDGET. DELEGATION        Mgmt          For
       TO THE BOARD OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 BANCO MACRO SA                                                                              Agenda Number:  702278347
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1047V123
    Meeting Type:  OGM
    Meeting Date:  06-Apr-2010
          Ticker:
            ISIN:  ARBANS010010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE BE ADVISED THAT IN ORDER TO PERMIT FOREIGN         Non-Voting    No Action
       SHAREHOLDERS TO PARTICIPATE IN SHAREHOLDERS'
       MEETINGS, ARGENTINEAN COMPANIES MAY REQUEST
       FOREIGN          SHAREHOLDERS TO PROVIDE PROOF
       OF THEIR REGISTRATION AT THE SUPERINTENDENCY
       OF CORPORATIONS  INSPECCION GENERAL DE JUSTICIA
       .

1      Approve the designation of two shareholders               Mgmt          No Action
       to sign the meeting minutes

2      Approve the consideration of the documentation            Mgmt          No Action
       prescribed in Article 234,     line 1, of law
       number 19,550, for the FYE on 31 DEC 2009

3      Approve the term in office of the Board of Directors      Mgmt          No Action
       and of the activities of the Oversight Committee

4      Approve the distribution of a cash dividend,              Mgmt          No Action
       with the payment of the same     being subject
       to the authorization of the Central Bank of
       the Republic of     Argentina, allocation of
       the unallocated results for the 2009 FY

5      Approve the compensation for the Board of Directors       Mgmt          No Action
       for the FYE on 31 DEC     2009, for ARS 31,153,945.39,
       within the limit regarding the profit increased
       in accordance with Article 261 of law number
       19,550 and the rules of the      National Securities
       Commission, in light of the amount proposed
       for the       distribution of dividends of
       ARS 208,069,808.80

6      Approve the remuneration for the Members of               Mgmt          No Action
       the Oversight Committee for the   FYE on 31
       DEC 2009

7      Approve the remuneration for the auditing accountant      Mgmt          No Action
       for the FYE on 31 DEC    2009

8      Approve the designation of five full Members              Mgmt          No Action
       of the Board of Directors with a term in office
       of 3 FY

9      Approve the establishing the number and election          Mgmt          No Action
       of the full and alternate    Members of the
       Oversight Committee for one FY

10     Approve the designation of the auditing accountant        Mgmt          No Action
       for the FYE on 31 DEC 2010

11     Approve the establishing the budget of the Audit          Mgmt          No Action
       Committee, delegation to the Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER CHILE                                                                       Agenda Number:  933243886
--------------------------------------------------------------------------------------------------------------------------
        Security:  05965X109
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2010
          Ticker:  SAN
            ISIN:  US05965X1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE ANNUAL REPORT, BALANCE SHEET              Mgmt          For                            For
       AND CONSOLIDATED FINANCIAL STATEMENTS OF THE
       BANK AND ITS SUBSIDIARIES, THE INDEPENDENT
       REPORT OF THE EXTERNAL AUDITORS FOR THE YEAR
       2009.

02     APPROVE PAYMENT OF A DIVIDEND OF CH$1.37308147            Mgmt          For                            For
       PER SHARE OR 60% OF 2009 NET INCOME ATTRIBUTABLE
       TO SHAREHOLDERS AS A DIVIDEND.

03     APPROVAL OF EXTERNAL AUDITORS (DELOITTE).                 Mgmt          For                            For

04     APPROVAL OF RATING AGENCIES.                              Mgmt          For                            For

05     APPROVAL OF ONE BOARD OF DIRECTOR AND ONE ALTERNATE       Mgmt          For                            For
       DIRECTOR. IN 2009, MR. JUAN MANUEL HOYOS RESIGNED
       HIS POSITION AS MEMBER OF THE BOARD AND WAS
       APPOINTED ALTERNATE DIRECTOR. SIMULTANEOUSLY,
       THE BOARD DESIGNATED MR. OSCAR VON CHRISMAR
       AS HIS REPLACEMENT TO THE BOARD.

06     APPROVE THE BOARD OF DIRECTORS' 2010 REMUNERATION.        Mgmt          For                            For

07     APPROVAL OF AUDIT COMMITTEE'S 2010 BUDGET AND             Mgmt          For                            For
       REMUNERATION FOR ITS MEMBERS

08     ACCOUNT OF ALL OPERATIONS WITH RELATED PARTIES            Mgmt          For                            For
       AS DEFINED BY ARTICLE 89 AND TITLE XVI OF LAW
       18,046.

09     DISCUSS ANY MATTER OF INTEREST THAT SHOULD BE             Mgmt          For                            For
       DISCUSSED IN AN ORDINARY SHAREHOLDERS' MEETING
       AS DEFINED BY LAW AND BY THE BANK'S BYLAWS.




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER CHILE NEW                                                                   Agenda Number:  702369667
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1506A107
    Meeting Type:  OGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  CLP1506A1070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve of the annual report, general balance             Mgmt          For                            For
       sheet, financial statements and report of External
       Auditors regarding the period between 01 JAN
       and 31 DEC    2009

2      Approve the disposal of profits of the period             Mgmt          For                            For
       2009 a dividend of CLP          1.37308147
       per share, corresponding to the 60% of the
       profits of the period   shall be proposed,
       which shall be paid, if approved, as from the
       day          following the holding of the stockholders
       meeting likewise, it shall be       proposed
       to the meeting that the 40% remainder of the
       profits be assigned to  increase the bank reserves

3      Appointment of External Auditors                          Mgmt          For                            For

4      Appointment of private rating agencies                    Mgmt          For                            For

5      Appointment of 1 Official Director and 1 Alternate        Mgmt          For                            For
       Director

6      Approve to decide the remunerations of the Board          Mgmt          For                            For
       of Directors

7      Approve the report of the Committee of Directors          Mgmt          For                            For
       and auditing, fix the        remuneration of
       their members and the expenses budget for their
       operation

8      Grant notice of the operations referred to in             Mgmt          For                            For
       Article 89 and title XVI of the law 18.046

9      Approve too be informed of any matter of social           Mgmt          Against                        Against
       interest, appropriate to be   discussed in
       regular stockholders meeting, pursuant to the
       law and bylaws of  the bank




--------------------------------------------------------------------------------------------------------------------------
 BANGKOK BK PUB LTD                                                                          Agenda Number:  702265833
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0606R119
    Meeting Type:  AGM
    Meeting Date:  12-Apr-2010
          Ticker:
            ISIN:  TH0001010014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the minutes of the 16th annual ordinary           Mgmt          For                            For
       meeting of shareholders held  on 10 APR 2009

2      Acknowledge the report on the results of the              Mgmt          For                            For
       operations for the year 2009 as  presented
       in the annual report

3      Acknowledge the report of the Audit Committee             Mgmt          For                            For
       for the year 2009

4      Approve the balance sheet and the profit and              Mgmt          For                            For
       loss statement for the year 2009

5      Approve the appropriation of profit and the               Mgmt          For                            For
       payment of dividend for the year  2009

6.1    Election of Mr. Chatri Sophonpanich as a Director,        Mgmt          For                            For
       in place of those retiring

6.2    Election of Mr. Kosit Panpiemras as a Director,           Mgmt          For                            For
       in place of those retiring by

6.3    Election of Mr. Piti Sithi-Amnuai as a Director,          Mgmt          For                            For
       in place of those retiring

6.4    Election of Mr. Prasong Uthaisangchai as a Director,      Mgmt          For                            For
       in place of those

6.5    Election of Mr. Pornthep Phornprapha as a Director,       Mgmt          For                            For
       in place of those

6.6    Election of Mrs. Gasinee Witoonchart as a Director,       Mgmt          For                            For
       in place of those

7      Acknowledge the Directors' remuneration                   Mgmt          For                            For

8      Appointment of the Auditors and approve to determine      Mgmt          For                            For
       the remuneration

9      Other business                                            Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANGKOK BK PUB LTD                                                                          Agenda Number:  702277535
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0606R101
    Meeting Type:  AGM
    Meeting Date:  12-Apr-2010
          Ticker:
            ISIN:  TH0001010006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To approve the minutes of the 16th AGM held               Non-Voting    No vote
       on 10 APR 2009

2      To acknowledge the report on the results of               Non-Voting    No vote
       operations for the year 2009 as   presented
       in the annual report

3      To acknowledge the report of the Audit Committee          Non-Voting    No vote
       for the year 2009

4      To approve the balance sheet and the profit               Non-Voting    No vote
       and loss statement for the year   2009

5      To approve the appropriation of profit and the            Non-Voting    No vote
       payment of dividend for the    year 2009

6.1    To elect Directors in place of those retiring             Non-Voting    No vote
       by rotation: Mr. Chatri         Sophonpanich

6.2    To elect Directors in place of those retiring             Non-Voting    No vote
       by rotation: Mr. Kosit          Panpiemras

6.3    To elect Directors in place of those retiring             Non-Voting    No vote
       by rotation: Mr. Piti           Sithi-Amnuai

6.4    To elect Directors in place of those retiring             Non-Voting    No vote
       by rotation: Mr. Prasong        Uthaisangchai

6.5    To elect Directors in place of those retiring             Non-Voting    No vote
       by rotation: Mr. Pornthep       Phornprapha

6.6    To elect Directors in place of those retiring             Non-Voting    No vote
       by rotation: Mrs. Gasinee       Witoonchart

7      To acknowledge the Directors' remuneration                Non-Voting    No vote

8      To appoint the Auditors and determine the remuneration    Non-Voting    No vote

9      Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BANGKOK BK PUB LTD                                                                          Agenda Number:  702323370
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y06070109
    Meeting Type:  AGM
    Meeting Date:  12-Apr-2010
          Ticker:
            ISIN:  TH0001010R16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THIS IS AN INFORMATION MEETING.          Non-Voting    No vote
       SHOULD YOU WISH TO ATTEND    THE MEETING PERSONALLY,
       YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING
       YOUR CLIENT REPRESENTATIVE. THANK YOU

1      To approve the minutes of the 16th annual ordinary        Non-Voting    No vote
       meeting of shareholders    held on 10 APR 2009

2      To acknowledge the report on the results of               Non-Voting    No vote
       operations for the year 2009 as   presented
       in the annual report

3      To acknowledge the report of the Audit Committee          Non-Voting    No vote
       for the year 2009

4      To approve the balance sheet and the profit               Non-Voting    No vote
       and loss statement for the year   2009: that
       the balance sheet and the profit and loss statement
       as of 31 DEC   2009, presenting the financial
       status and operating results of the Bank
       during the year 2009, which were audited
       and certified by the auditors of     Deloitte
       Touche Tohmatsu Jaiyos Audit Co., Ltd. and
       were considered by the    Audit Committee CONTD.

5      To approve the appropriation of profit and the            Non-Voting    No vote
       payment of dividend for the    year 2009: the
       appropriation of profit and the payment of
       dividend for the    operating results of the
       year 2009 as follows: 1) to allocate as a legal
       reserve in the total amount of THB 1,000,000,000.00,
       being the allocation for the period of January-June
       2009 amounting to THB 500,000,000.00 (which
       had    already been made as per the CONTD.

-      CONTD. financial statements for the period ended          Non-Voting    No vote
       31 DEC 2009) and for the     period of July-December
       2009 amounting to THB 500,000,000.00; 2) to
       allocate  as other reserves in the amount of
       THB 5,000,000,000.00 which had already
       been made for the period of January-June 2009;
       3) to pay dividend for the     operating results
       of the year 2009 at the rate of THB 4.00 per
       ordinary       share, totaling THB 7,635,371,576.00
       or about 38.09% of the annual net        profit,
       a part of which had been paid as interim dividend
       at the rate of Baht 1.00 per ordinary share
       on 25 SEP 2009, and the remaining amount be
       paid on   07 MAY 2010 at the rate of THB 3.00
       per ordinary; CONTD.

-      CONTD. share; the record date for determining             Non-Voting    No vote
       the shareholders who have the   right to receive
       the dividend payment shall be 26 APR 2010 and
       the share      registration book shall be closed
       on 27 APR 2010, for the purpose of
       compiling the list of shareholders in accordance
       with Section 225 of the      Securities and
       Exchange Act B.E. 2535 as amended, the profit
       to be allocated  as dividend is the profit
       on which the Bank has paid income tax, and
       is       allocated from the portions of the
       profit which are subject to income tax
       from the highest rate progressively down to
       the lowest rate

6.1    Election of Mr. Chatri Sophonpanich as a Director,        Non-Voting    No vote
       who retires by ratation

6.2    Election of Mr. Kosit Panpiemras as a Director,           Non-Voting    No vote
       who retires by ratation

6.3    Election of Mr. Piti Sithi-Amnuai as a Director,          Non-Voting    No vote
       who retires by rotation

6.4    Election of Mr. Prasong Uthaisangchai as a Director,      Non-Voting    No vote
       who retires by rotation

6.5    Election of Mr. Pornthep Phornprapha as a Director,       Non-Voting    No vote
       who retires by rotation

6.6    Election of Mrs. Gasinee Witoonchart as a Director,       Non-Voting    No vote
       who retires by rotation

7      To acknowledge the Directors' remuneration                Non-Voting    No vote

8      To appoint the Auditors and determine the remuneration:   Non-Voting    No vote
       the Audit Committee   has considered and evaluated
       the quality of the work of the Auditor for
       the   year 2009 and reviewed the suitability
       as well as assessed the independence   and
       the qualifications of the said auditor according
       to the criteria          established, and is
       of the opinion that Deloitte Touche Tohmatsu
       Jaiyos Audit Co., Ltd. is suitable to be appointed
       as the Banks Auditor, the Board         therefore
       recommends that the shareholders meeting appoint
       CONTD.

-      CONTD. Mr. Permsak Wongpatcharapakorn, certified          Non-Voting    No vote
       public accountant            registration no.
       3427, and/or Mr. Suphamit Techamontrikul, certified
       public   accountant registration no. 3356,
       and/or Mr. Chavala Tienpasertkij, certified
       public accountant registration no. 4301, all
       of Deloitte Touche Tohmatsu      Jaiyos Audit
       Co., Ltd., as the Auditors of the Bank for
       the year 2010 with    the remuneration in the
       amount of THB 13,629,000.00, which is 8.03%
       more than that of the year 2009

9      Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BANGKOK DUSIT MEDICAL SERVICES PUBLIC CO LTD                                                Agenda Number:  702275769
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y06071222
    Meeting Type:  AGM
    Meeting Date:  01-Apr-2010
          Ticker:
            ISIN:  TH0264010Z10
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to certify the minutes of the 2009 AGM            Mgmt          For                            For
       held on 02 APR 2009

2      Approve the Company's performance for 2009                Mgmt          For                            For

3      Approve the Company and its subsidiaries' audited         Mgmt          For                            For
       consolidated financial      statement for 2009

4      Approve the allocation of profit and dividend             Mgmt          For                            For
       payment of 2009

5.1    Re-elect Prof. Arun Pausawasdi as a Director              Mgmt          For                            For

5.2    Re-elect Chirotchana Sucharto as a Director               Mgmt          For                            For

5.3    Re-elect Prof. Santasiri Sornmani as a Director           Mgmt          For                            For

5.4    Re-elect Thavatvong Thanasumitra as a Director            Mgmt          For                            For

5.5    Re-elect Kitipan Visudharom as a Director                 Mgmt          For                            For

6      Approve to affix the Directors' remuneration              Mgmt          For                            For

7      Appointment of the Auditors for 2010 and approve          Mgmt          For                            For
       to affix audit remuneration

8      Other business                                            Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 BANGKOK EXPRESSWAY PUBLIC CO LTD                                                            Agenda Number:  702265302
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0607D119
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  TH0483010011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the minutes of the 2009 AGM                       Mgmt          For                            For

2      Approve to acknowledge the Company's operational          Mgmt          For                            For
       results for the year 2009

3      Approve the balance sheet and the profit and              Mgmt          For                            For
       loss account for the YE 31 DEC   2009

4      Approve the appropriation of profit                       Mgmt          For                            For

5      Election of the Directors to replace those due            Mgmt          For                            For
       to retire by rotation in the

6      Approve to determine the remuneration for the             Mgmt          For                            For
       Directors

7      Appointment of the Auditor and approve to fix             Mgmt          For                            For
       their remuneration

8      Other matter  if any                                      Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 BANGKOK LAND PUBLIC CO LTD                                                                  Agenda Number:  702027738
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0608Q200
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2009
          Ticker:
            ISIN:  TH0285010Z15
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the minutes of the AGM No.              Mgmt          For                            For
       36

2.     Acknowledge the results of operations of the              Mgmt          For                            For
       Company for the YE 31 MAR 2009

3.     Approve the balance sheet and profit and loss             Mgmt          For                            For
       statements of the Company for the FYE 31 MAR
       2009 and acknowledge the report of the Auditor

4.     Approve not to pay the dividend and the appropriation     Mgmt          For                            For
       of annual net profit from the business operation
       to legal reserve for the YE 31 MAR 2009

5.     Elect the Directors in place of those Directors           Mgmt          For                            For
       whose term will expire by rotation

6.     Approve the payment of the Directors' remuneration        Mgmt          For                            For
       for the year ending 31 MAR 2010

7.     Approve to appoint and fix the remuneration               Mgmt          For                            For
       of the Company's Auditor for the year ending
       31 MAR 2010

8.     Other matters (if any)                                    Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANK BPH S.A., KRAKOW                                                                       Agenda Number:  702104364
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0491V101
    Meeting Type:  EGM
    Meeting Date:  27-Oct-2009
          Ticker:
            ISIN:  PLBPH0000019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the extraordinary general shareholders         Mgmt          For                            For
       meeting

2.     Approve the stating to the correctness of convening       Mgmt          For                            For
       of the extraordinary general shareholders meeting
       and its capacity to adopt resolutions

3.     Elect the extraordinary general shareholders              Mgmt          For                            For
       meeting Chairman and extraordinary general
       shareholders meeting Deputy Chairman

4.     Approve the allowing journalists to report the            Mgmt          For                            For
       proceedings of the extraordinary general shareholders
       meeting

5.     Approve to accept the agenda                              Mgmt          For                            For

6.     Approve to present the extraordinary general              Mgmt          For                            For
       shareholders meeting with significant elements
       of the contents of the Merger Plan of Bank
       BPH S.A. BPH and GE Money Bank S.A. GEMB signed
       on 29 JUL 2009 the Merger Plan, the BPH Management
       Board report justifying merger of Bank BPH
       S.A. and GE Money Bank S.A. through the transfer
       of GE Money Banks S.A. assets to Bank BPH S.A.
       the merger and the expert opinion on the Merger
       Plan, in accordance with Article 505 4 of the
       Commercial Companies Code

7.     Adopt a resolution, under Article 506 of the              Mgmt          For                            For
       Commercial Companies Code, on a the merger,
       which will be effected by virtue of Article
       492 1 Point 1 of the Commercial Companies Code,
       by way of transferring all of GEMB's assets
       to BPH in exchange for shares which BPH will
       issue to GEMB's shareholders B granting consent
       to the Merger Plan C changes in BPH's statute,
       including, among others, changes connected
       with the merger

8.     Adopt a resolution on decreasing BPH's share              Mgmt          For                            For
       capital by way of redemption of BPH's shares,
       currently held by GEMB, which will become BPH's
       treasury shares upon the registration of the
       merger

9.     Adopt a resolution on amending BPH's statute              Mgmt          For                            For
       as a result of the share capital decrease

10.    Adopt a resolution of the standing orders of              Mgmt          For                            For
       Bank BPH S.A. general shareholders meeting

11.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANK CHINA LTD                                                                              Agenda Number:  702434806
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0698A107
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  CNE1000001Z5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 704544 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100415/LTN20100415262.pdf
       AND http://www.hkexnews.hk/listedco/listconews/sehk/20100510/LTN20100510314.pdf

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve the 2009 working report of the Board              Mgmt          For                            For
       of Directors of the bank

2.     Approve the 2009 working report of the Board              Mgmt          For                            For
       of Supervisors of the bank

3.     Approve the 2009 annual financial statements              Mgmt          For                            For
       of the bank

4.     Approve the 2009 Profit Distribution Plan of              Mgmt          For                            For
       the bank

5.     Approve the 2010 annual budget of the bank                Mgmt          For                            For

6.     Re-appoint PricewaterhouseCoopers Zhong Tian              Mgmt          For                            For
       CPAs Limited Company and PricewaterhouseCoopers
       Hong Kong as the Bank's External Auditors for
       2010

7.1    Re-elect Mr. Xiao Gang as an Executive Director           Mgmt          For                            For
       of the Bank

7.2    Re-elect Mr. Li Lihui as an Executive Director            Mgmt          For                            For
       of the Bank

7.3    Re-elect Mr. Li Zaohang as an Executive Director          Mgmt          For                            For
       of the Bank

7.4    Re-elect Mr. Zhou Zaiqun as an Executive Director         Mgmt          For                            For
       of the Bank

7.5    Re-elect Mr. Anthony Francis Neoh as an Independent       Mgmt          For                            For
       Non-Executive Director of the Bank

7.6    Re-elect Mr. Huang Shizhong as an Independent             Mgmt          For                            For
       Non-Executive Director of the Bank

7.7    Re-elect Ms. Huang Danhan as an Independent               Mgmt          For                            For
       Non-Executive Director of the Bank

8.1    Election of Mr. Qin Rongsheng as an External              Mgmt          For                            For
       Supervisor of the Bank

8.2    Election of Mr. Bai Jingming as an External               Mgmt          For                            For
       Supervisor of the Bank

9.     Approve the remuneration scheme for the External          Mgmt          For                            For
       Supervisors of the Bank

S.10   Approve the proposal to amend the Articles of             Mgmt          For                            For
       Association of the Bank

S.11   Approve the proposal in relation to the general           Mgmt          Against                        Against
       mandate on issuance of new shares of the Bank

8.A.1  Re-elect Mr. Wang Xueqiang as a shareholders'             Mgmt          For                            For
       representative Supervisor of the Bank

8.A.2  Re-elect Mr. Liu Wanming as a shareholders'               Mgmt          For                            For
       representative Supervisor of the Bank

12.    Approve the proposal on adjustments of several            Mgmt          For                            For
       items of the delegation of authorities by the
       shareholders' meeting to the Board of Directors
       of the Bank




--------------------------------------------------------------------------------------------------------------------------
 BANK DHOFAR SAOG, MUSCAT                                                                    Agenda Number:  702293262
--------------------------------------------------------------------------------------------------------------------------
        Security:  M15856103
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2010
          Ticker:
            ISIN:  OM0000002549
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to review and the Board of Directors              Mgmt          For                            For
       report for the FYE on 31 DEC     2009

2      Approve to review and approve the corporate               Mgmt          For                            For
       governance report for the FYE 31  DEC 2009
       as per enclosure

3      Approve the Auditors report and approve the               Mgmt          For                            For
       balance sheet and profit and loss account for
       the FYE 31 DEC 2009

4      Approve the proposed cash dividend to shareholders        Mgmt          For                            For
       of 15% of the bank share   capital at 15 bz.
       for each share

5      Approve the proposal of distributing free shares          Mgmt          For                            For
       at 10% of the paid capital   i.e. 10 shares
       for each 100 shares; this would necessitate
       increasing the     number of the banks shares
       from 739586530 to 813454183

6      Approve to inform the Board of Directors about            Mgmt          For                            For
       transactions which the bank    had processed
       with the concerned parties during the FYE 31
       DEC 2009 see       enclosure 1

7      Ratify the payment of sitting fees for the Board          Mgmt          For                            For
       and Committees meetings paid to Members for
       last FY 2009 as well as to allocate and approve
       remuneration   for the next FY 2010 see enclosure
       2

8      Approve the proposal of distributing Directors            Mgmt          For                            For
       remuneration amounting to      OMR131300 for
       the FY see enclosure 3

9      Ratify the banks charity donation of OMR 50,000           Mgmt          For                            For
       during the FY 2009 which was  given to Omani
       Medical Association by providing the association
       with an       ambulance vehicle sent to the
       concerned medical department in gaza strip
       in   palestine

10     Election of the new Board of Directors for the            Mgmt          For                            For
       next tem from shareholders and

11     Appointment of the Accounts Auditors for the              Mgmt          For                            For
       FYE 31 DEC 10 and to allocate




--------------------------------------------------------------------------------------------------------------------------
 BANK FOR FOREIGN TRADE VNESHTORGBANK JSC VTB BANK, MOSCOW                                   Agenda Number:  702422584
--------------------------------------------------------------------------------------------------------------------------
        Security:  46630Q202
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2010
          Ticker:
            ISIN:  US46630Q2021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Regulation on the Procedure for               Mgmt          For                            For
       Preparing, Convening and Holding JSC VTB Bank
       General Shareholders Meetings

2.     Approve the Regulation on JSC VTB Bank Supervisory        Mgmt          For                            For
       Council

3.     Approve the Regulation on JSC VTB Bank Management         Mgmt          For                            For
       Board

4.     Approve the Regulation on JSC VTB Bank Statutory          Mgmt          For                            For
       Audit Commission

5.     Approve to: restructure JSC VTB Bank in the               Mgmt          For                            For
       form of JSC VTB Bank North-West merging into
       it; merging agreement between JSC VTB Bank
       and JSC VTB Bank North-West; to inform JSC
       VTB Bank shareholders of the restructuring
       through a publication of the resolution in
       the State Registration Bulletin, as well as
       in any other edition used for publishing legal
       acts of the Russian constituencies where JSC
       VTB Bank branch/branches is/are located

6.     Approve the new edition of JSC VTB Bank Charter           Mgmt          For                            For
       and authorize JSC VTB Bank President and Chairman
       of the Management Board, Andrei Kostin, to
       sign the new edition of JSC VTB Bank Charter
       and also the application for the approval of
       the new edition of JSC VTB Bank Charter to
       be submitted to the Bank of Russia

7.     Approve JSC VTB Bank Annual Report for 2009               Mgmt          For                            For

8.     Approve JSC VTB Bank Financial Statements including       Mgmt          For                            For
       Income and Loss Statement (JSC VTB Bank Income
       and Loss Account) for 2009

9.     Approve to allocate JSC VTB Bank profit as at             Mgmt          For                            For
       2009 year-end in the following way: Net profit
       to be allocated, total RUB 23,751,845,838.97,
       Allocation to the Reserve Fund RUB 1,187,592,291.95,
       Dividend payment allocations RUB 6,067,113,975.66,
       Retained net profit RUB 16,497,139,571.36

10.    Approve to make a decision on (announce) 2009             Mgmt          For                            For
       dividend payment in the amount of RUB 0.00058
       per one outstanding ordinary registered share
       of JSC VTB Bank with nominal value of RUB 0.01;
       to set the following 2009 dividend payment
       procedure: the dividends are to be paid out
       in monetary form through crediting to shareholders'
       bank accounts, and also through cash payment
       at JSC VTB Bank Branch in St. Petersburg at
       30 Ul. Bolshaya Morskaya, St. Petersburg; the
       amount of dividends accrued per one JSC VTB
       Bank share shall be defined with accuracy to
       one kopeck, when calculating, the rounding
       of figures shall be subject to mathematical
       rules; and the dividends shall be paid out
       within 60 (sixty) days after the relative decision
       is made by JSC VTB Bank Annual General Shareholders
       Meeting

11.    Approve to pay the following remuneration to              Mgmt          For                            For
       JSC VTB Bank Supervisory Council Members who
       are not state employees:  for their work in
       JSC VTB Bank Supervisory Council - RUB 2,322,352
       each; for chairmanship in JSC VTB Bank Supervisory
       Council committees - RUB 464,470 each; for
       Membership in JSC VTB Bank Supervisory Council
       committees - RUB 232,235 each; to compensate
       the expenses related to performing of their
       function by JSC VTB Bank Supervisory Council
       Members who are not state employees, namely:
       accommodation, travel expenses including VIP
       lounge services, other duties and fees for
       using air and/or railway communications

12.    Approve that JSC VTB Bank Supervisory Council             Mgmt          For                            For
       should consist of 11 Members

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF SUPERVISORY
       COUNCIL MEMBERS. STANDING INSTRUCTIONS HAVE
       BEEN REMOVED FOR THIS MEETING. PLEASE NOTE
       THAT ONLY A VOTE "FOR" THE MEMBER WILL BE CUMULATED.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS.

13.1   Election of Matthias Warnig as an Independent             Mgmt          For                            For
       Member of JSC VTB Bank Supervisory Council

13.2   Election of Grigory Yu. Glazkov as an Independent         Mgmt          For                            For
       Member of JSC VTB Bank Supervisory Council

13.3   Election of Arkady V. Dvorkovich as a Member              Mgmt          For                            For
       JSC VTB Bank Supervisory Council

13.4   Election of Andrei L. Kostin as a Member of               Mgmt          For                            For
       JSC VTB Bank Supervisory Council

13.5   Election of Nikolai M. Kropachev as an Independent        Mgmt          For                            For
       Member of JSC VTB Bank Supervisory Council

13.6   Election of Alexei L. Kudrin as a Member of               Mgmt          For                            For
       JSC VTB Bank Supervisory Council

13.7   Election of Anna V. Popova as a Member of JSC             Mgmt          For                            For
       VTB Bank Supervisory Council

13.8   Election of Alexei L Savatyugin as a Member               Mgmt          For                            For
       of  JSC VTB Bank Supervisory Council

13.9   Election of Pavel M. Teplukhin as an Independent          Mgmt          For                            For
       Member of JSC VTB Bank Supervisory Council

13.10  Election of Alexei V. Ulyukaev as a Member of             Mgmt          For                            For
       JSC VTB Bank Supervisory Council

13.11  Election of Mukhadin A. Eskindarov as an Independent      Mgmt          For                            For
       Member of JSC VTB Bank Supervisory Council

14.    Approve that JSC VTB Bank Statutory Audit Commission      Mgmt          For                            For
       should consist of 6 Members

15.    Election of Tatyana Al. Bogomolova, Marina Al.            Mgmt          For                            For
       Kostina, Vladimir V. Lukov, Zakhar B. Sabantsev,
       Natalya An. Satina, Dmitry V. Skripichnikov
       as Members of JSC VTB Bank Statutory Audit
       Commission

16.    Approve CJSC "Ernst & Young Vneshaudit" as JSC            Mgmt          For                            For
       VTB Bank Auditor to exercise an audit of JSC
       VTB Bank Annual Financial Statements for 2010
       under the Russian Accounting Standards

17.    Approve the limits for interested party transactions      Mgmt          For                            For
       to be entered into by JSC VTB Bank during its
       standard commercial business in compliance
       with the list defined by JSC VTB Bank Supervisory
       Council and included in the information (materials)
       to be disclosed to shareholders before JSC
       VTB Bank Annual General Shareholders Meeting
       (Minutes of JSC VTB Bank Supervisory Council
       meeting No.5 as of 14.04.2010)




--------------------------------------------------------------------------------------------------------------------------
 BANK HANDLOWY W WARSZAWIE SA                                                                Agenda Number:  702128073
--------------------------------------------------------------------------------------------------------------------------
        Security:  X05318104
    Meeting Type:  EGM
    Meeting Date:  20-Nov-2009
          Ticker:
            ISIN:  PLBH00000012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the EGM of shareholders                        Mgmt          For                            For

2.     Elect the Chairman of the EGM of shareholders             Mgmt          For                            For

3.     Approve to confirm that the EGM of shareholders           Mgmt          For                            For
       has been convened properly and is able to adopt
       resolutions

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect the Scrutinizers of the meeting                     Mgmt          For                            For

6.1    Approve the changes to the Supervisory Board's            Mgmt          For                            For
       composition

6.2    Approve the changes to the Company's Statute              Mgmt          For                            For

6.3    Approve the changes to the regulations of the             Mgmt          For                            For
       general meeting of shareholders

7.     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANK HANDLOWY W WARSZAWIE SA                                                                Agenda Number:  702460116
--------------------------------------------------------------------------------------------------------------------------
        Security:  X05318104
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  PLBH00000012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening the meeting                                       Mgmt          For                            For

2      Appointment of the Chairperson of the OGM                 Mgmt          For                            For

3      Approve the statement to the effect that the              Mgmt          For                            For
       OGM has been duly convened and   that it is
       capable of adopting resolutions

4      Approve the agenda                                        Mgmt          For                            For

5      Appointment of the Scrutiny Committee                     Mgmt          For                            For

6.1    Approve the Management Board's report on Bank             Mgmt          For                            For
       Handlowy W Warszawie S.A's      activity in
       the year 2009 and of Bank Handlowy W Warszawie
       S.A's financial    statements for the year
       2009

6.2    Approve the Bank Handlowy W Warszawie S.A. Supervisory    Mgmt          For                            For
       Board's report on its  activity for the period
       from the date of the Bank's OGM in the year
       2009      until the date of the Bank's OGM
       in the year 2010 containing the results of
       the Supervisory Board's assessment of the
       reports on Bank Handlowy W          Warszawie
       S.A. and its Capital Group activities in the
       year 2009 and on the   Bank's Management Board's
       motion on distribution of the Company's net
       profit  for the year 2009

6.3    Approve the report on the activity of the Capital         Mgmt          For                            For
       Group of the Bank Handlowy  W Warszawie S.A.
       in the year 2009 and of the consolidated financial
       statements of the Capital Group of
       the Bank Handlowy W Warszawie S.A. for the
       year 2009

6.4    Approve the performance of the Bank's Management          Mgmt          For                            For
       Board of their duties in the year 2009

6.5    Approve the performance of the Bank's Supervisory         Mgmt          For                            For
       Board of their duties in    the year 2009

6.6    Approve the distribution of the net profit for            Mgmt          For                            For
       the year 2009

6.7    Approve the partial repealing of Resolution               Mgmt          For                            For
       8 and amendment of Item III of    Resolution
       9 of the EGM of Bank Handlowy W Warszawie S.A.
       of 20 NOV 2009

6.8    Approve the changes in the composition of the             Mgmt          For                            For
       Bank's Supervisory Board

7      Closing of the meeting                                    Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANK HAPOALIM B M                                                                           Agenda Number:  702166453
--------------------------------------------------------------------------------------------------------------------------
        Security:  M1586M115
    Meeting Type:  OGM
    Meeting Date:  06-Jan-2010
          Ticker:
            ISIN:  IL0006625771
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the financial statements and the Directors'       Mgmt          For                            For
       report for the year 2008

2.     Re-appoint the Accountant Auditors and authorize          Mgmt          For                            For
       the Board to fix their remuneration

3.     Approve the terms of office of Mr. Y. Sarusi              Mgmt          For                            For
       as the Executive Chairman commencing 01 AUG
       2009; the main points of which are: monthly
       salary NIS 150,000,250,000 Phantom Shares in
       respect of 2009 subject to results, bonus equal
       to 3 months salary in respect of 2009, annual
       bonus commencing 2010 at discretion of the
       Board

4.     Approve the terms of service Ms. I. Isaacson              Mgmt          For                            For
       as the Executive Chairman of Isracard Ltd.
       and other subsidiaries of the bank, commencing
       01 OCT 2008; the main points of which are:
       monthly salary NIS 85,000, options for the
       purchase of 0.85% of the share capital of Isracard
       with an exercise price of NIS 3,410 which is
       3% in excess of an Independent valuation of
       Isracard, annual bonus in respect of the net
       profit of the bank calculated on the net profit
       less the base profit in excess of NIS 160 million
       divided by 1 million multiplied by 0.2




--------------------------------------------------------------------------------------------------------------------------
 BANK LEUMI LE ISRAEL B M TEL AVIV                                                           Agenda Number:  702428904
--------------------------------------------------------------------------------------------------------------------------
        Security:  M16043107
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2010
          Ticker:
            ISIN:  IL0006046119
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the financial statements and Directors            Mgmt          For                            For
       report for the year 2009

2.     Re-elect the Auditors Somekh Chaikin and Kost             Mgmt          For                            For
       Forer Gabbay & Kasierer and authorize the Audit
       Committee of the Board of Directors to fix
       their remuneration

3.1    Election of David Brodet as a Director nominated          Mgmt          For                            For
       by the Shares Committee [a Committee voting
       by virtue of the shares owned by the State
       of Israel]

3.2    Election of Moshe Dovrat as a Director, Shares            Mgmt          For                            For
       Committee Candidate

3.3    Election of Yehuda Drori as a Director, Shares            Mgmt          For                            For
       Committee Candidate

3.4    Election of Yoav Nardi as a Director, Shares              Mgmt          For                            For
       Committee Candidate

3.5    Election of Ehud Shapira as a Director, Shares            Mgmt          For                            For
       Committee Candidate

3.6    Re-elect Nurit Segal as a Director                        Mgmt          For                            For

3.7    Re-elect Yaakov Goldman as a Director                     Mgmt          For                            For

3.8    Re-elect Moshe Vidman as a Director                       Mgmt          For                            For

3.9    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       election of Karen Or as a Director

3.10   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       election of Tova Cagan as a Director

3.11   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       election of Esther Livni as a Director

3.12   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       election of Asher Halperin as a Director

3.13   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       election of Abraham Cohen as a Director

3.14   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       election of Zev Levenberg as a Director

3.15   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       election of Nathan Meir as a Director

3.16   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       election of Joseph Moseson as a Director

3.17   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       election of Tamir Milikvski as a Director

3.18   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       election of Shmuel Mansberg as a Director

3.19   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       election of Joshua Ne'eman as a Director

3.20   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       election of Amiad Niv as a Director

3.21   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       election of Shlomo Ness as a Director

3.22   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       election of Amos Sapir as a Director

3.23   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       election of Robert Zentler as a Director

3.24   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       election of Eran Kimchi as a Director

3.25   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       election of Israel Tapuchi as a Director

4.     Approve the purchase of D&O Insurance cover               Mgmt          For                            For
       in the amount of USD 260 million for a period
       of 12 months commenced 01 NOV 2009 in consideration
       for a premium of USD 1.7 million

5.     Approve the terms of termination of office by             Mgmt          Against                        Against
       the Chairman after 15 years in office severance
       payment equal to 15 monthly salaries, termination
       bonus equal to 7.5 monthly salaries

6.     Approve the payment to the outgoing Chairman              Mgmt          Against                        Against
       of a bonus in the amount of NIS 3,592,931 in
       respect of the 2009 results

7.     Approve the duties of officers and the disclosure         Mgmt          For                            For
       by them of conflict of interests

       Stage 1: 1) Required majority-simple majority             Non-Voting    No vote
       i.e. 50%+; 2) Only "for" and "against" votes
       will be counted, "abstain" votes will not be
       counted; 3) A candidate who does not receive
       a simple majority will not be elected and will
       not progress to stage 2; 4) If more than 5
       candidates receive a simple majority (50%+
       of the total of both "for" and "against" votes),
       those candidates will progress to stage 2;
       Stage 2: 5) In stage 2, the 5 candidates who
       receive "the most votes" will be elected; 6)
       In this stage in calculating "the most votes";
       only the "for" will be taken into the reckoning
       and neither the "against" nor the "abstain"
       votes will be included."

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANK LEUMI LE-ISRAEL B.M.                                                                   Agenda Number:  702029314
--------------------------------------------------------------------------------------------------------------------------
        Security:  M16043107
    Meeting Type:  AGM
    Meeting Date:  16-Jul-2009
          Ticker:
            ISIN:  IL0006046119
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Receive and approve the financial statements              Mgmt          For                            For
       and Directors report for the year 2007

2.     Re-appoint the Accountant-Auditors and authorize          Mgmt          For                            For
       the Audit Committee to fix their fees

3.     Elect Mr. Reuven Adler as an External Director            Mgmt          For                            For
       in place of an External Director whose period
       of office by provision of Law is terminating

4.A    Re-elect Mr. Tsipporah Gal-Yam as a Officiating           Mgmt          For                            For
       Director, who retires by rotation

4.B    Re-elect Prof. Arieh Gans as a Officiating Director,      Mgmt          For                            For
       who retires by rotation

4.C    Re-elect Mr. Doron Cohen, as a Officiating Director,      Mgmt          For                            For
       who retires by rotation

4.D    Re-elect Prof. Ephraim Zadka as a Officiating             Mgmt          For                            For
       Director, who retires by rotation

5.     Approve the duties of Officers and the disclosure         Mgmt          For                            For
       by them of conflict of interests




--------------------------------------------------------------------------------------------------------------------------
 BANK MILLENNIUM S.A., WARSZAWA                                                              Agenda Number:  702314612
--------------------------------------------------------------------------------------------------------------------------
        Security:  X05407105
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  PLBIG0000016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the meeting                                    Non-Voting    No vote

2      Approve the presentation of the voting process            Mgmt          For                            For

3      Appointment of the meeting's Chairman                     Mgmt          For                            For

4      Approve the statement of the meeting's legal              Mgmt          For                            For
       validity

5      Approve the agenda                                        Mgmt          For                            For

6      Appointment of the scrutiny commission                    Mgmt          For                            For

7      Approve the bank's financial statement for 2009,          Mgmt          For                            For
       the Management's report on   Company's activity
       in 2009, the Supervisory Board's report on
       examination of  the financial statement 2009,
       motion on profit for 2009 distribution

8      Approve the consolidated financial statement              Mgmt          For                            For
       of bank's capital group for 2009

9      Approve the duties fulfilling by the Management           Mgmt          For                            For
       and Supervisory Board's       Members for 2009

10     Adopt the resolution on profit for 2009 distribution      Mgmt          For                            For

11     Amend the Company's statute text                          Mgmt          For                            For

12     Amend the Company's rules on general meetings             Mgmt          For                            For
       and approve the uniform text of rules on Company's
       meetings

13     Closure of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BANK MILLENNIUM SPOLKA AKCYJNA                                                              Agenda Number:  702150676
--------------------------------------------------------------------------------------------------------------------------
        Security:  X05407105
    Meeting Type:  EGM
    Meeting Date:  03-Dec-2009
          Ticker:
            ISIN:  PLBIG0000016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the EGM                                        Mgmt          For                            For

2.     Elect the Chairman                                        Mgmt          For                            For

3.     Approve the statement of the meeting's legal              Mgmt          For                            For
       validity and its ability to adopt resolutions

4.     Elect the Scrutiny Commission                             Mgmt          For                            For

5.     Approve to increase the Bank's capital and the            Mgmt          For                            For
       changes on Bank's Statute, proposed record
       date for subscription right is 19 JAN 2010

6.     Closing the meeting                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANK OF AYUDHYA PUBLIC CO LTD BAY                                                           Agenda Number:  702065120
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0644Q115
    Meeting Type:  EGM
    Meeting Date:  27-Aug-2009
          Ticker:
            ISIN:  TH0023010018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the AGM of shareholder No.97 held on 09             Mgmt          For                            For
       APR 2009

2.     Approve the Bank to execute business purchase             Mgmt          For                            For
       and/or shares acquisition and/or shares holding
       of Krungsriayudhya Card., Ltd, Tesco Card Services
       Co., Ltd. GE Capital (Thailand) Limited, Total
       Services Solutions Plc, General Card Services
       Company Ltd, Tesco Li

3.     Approve the Bank to execute the purchase or               Mgmt          For                            For
       accept the business transfer of CFG Services
       Company Ltd, by acquiring its shares

4.     Approve the Bank to accept the entire business            Mgmt          For                            For
       transfer of Ayudhya card services Company Ltd

5.     Other matters (if any)                                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 BANK OF AYUDHYA PUBLIC CO LTD BAY                                                           Agenda Number:  702307530
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0644Q115
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2010
          Ticker:
            ISIN:  TH0023010018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 662500 DUE TO RECEIPT OF DIRECTOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Adopt the minutes of the EGM of shareholders              Mgmt          For                            For
       number 2/2009 held on 27 AUG 2009

2      Approve to acknowledge the Board of Directors             Mgmt          For                            For
       annual report

3      Approve to acknowledge the payment of interim             Mgmt          For                            For
       dividend for the first half-year ended 30 JUN
       2009

4      Approve to acknowledge the sale and purchase              Mgmt          For                            For
       of shares to adjust the shareholding percentage
       in Ayudhya Fund Management Co Ltd and Prima
       Vest Asset Management Co Ltd

5      Approve the bank's balance sheets and profit              Mgmt          For                            For
       and loss statements for the FYE 31 DEC 2009

6      Approve the performance allocation for the period         Mgmt          For                            For
       ended 31 DEC 2009 and dividend payment

7.1.1  Election of Mr. Virojn Srethapramotaya as a               Mgmt          For                            For
       non-executive Director to replace the retired
       by rotation Directors

7.1.2  Election of Mr. Pongpinit Tejagupta as a Non-Executive    Mgmt          For                            For
       Director to replace the retired by rotation
       Directors

7.1.3  Election of Mr. Des O Shea as a Non-Executive             Mgmt          For                            For
       Director to replace the retired by rotation
       Directors

7.1.4  Election of Miss. Potjanee Thanavaranit as a              Mgmt          For                            For
       Independent Director to replace the retired
       by rotation Directors

7.2    Approve to increase the number of Director and            Mgmt          For                            For
       Election of Miss Nopporn Tirawattanagool as
       a additional non-executive Director

8      Approve the Directors remuneration                        Mgmt          For                            For

9      Appoint the Auditors and approve the audit fees           Mgmt          For                            For

10     Amend the Article 1, Article 4, Article 9, Article        Mgmt          For                            For
       9. BIS, Article 22, Article 36, Article 42,
       and Article 53 BIS of the bank's Articles of
       Association

11     Other business [if any]                                   Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANK OF CHINA LTD, BEIJING                                                                  Agenda Number:  702225675
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0698A107
    Meeting Type:  EGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  CNE1000001Z5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board and/or a Board Committee,             Mgmt          For                            For
       during the Relevant Period  as  hereafter defined
       , an unconditional general mandate to separately
       or         concurrently allot, issue and/or
       deal with A Shares and/or H Shares, and to
       make or grant offers, agreements, options
       or conversion rights in respect     thereof:
       such mandate shall not extend beyond the Relevant
       Period save that   the Board may during the
       Relevant Period make or grant offers, agreements,
       options or conversion rights which might
       require the exercise of such powers  after
       the end of the Relevant Period; the aggregate
       CONTD.

-      CONTD. nominal amount of the A Shares and/or              Non-Voting    No vote
       H Shares to be allotted, issued  and/or dealt
       with or agreed conditionally or unconditionally
       to be issued,    allotted and/or dealt with
       by the Board shall not exceed 20% of the aggregate
       nominal amount of each of the existing A Shares
       and/or H Shares at the date   of the passing
       of this resolution; and the Board will only
       exercise its power under such mandate in accordance
       with the Company Law of the PRC and the
       Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong  Limited
       as amended from time to time  or applicable
       laws, rules and          regulations of other
       government or regulatory bodies and only if
       all          necessary approvals from the China
       Securities Regulatory Commission and/or
       other relevant PRC government authorities are
       obtained, CONTD.

-      CONTD.  Authority expires the earlier of the              Non-Voting    No vote
       conclusion of the next AGM of    the Bank following
       the passing of this special resolution or the
       expiration   of the 12-month period following
       the passing of this special resolution ;
       Contingent on the Board resolving to issue
       shares pursuant to paragraph of    this special
       resolution, the Board is authorized to increase
       the registered   capital of the Bank to reflect
       the number of shares to be CONTD.

-      CONTD. issued by the Bank pursuant to this special        Non-Voting    No vote
       resolution and to make     such appropriate
       and necessary amendments to the Articles of
       Association of   the Bank as they think fit
       to reflect such increase in the registered
       capital of the Bank and to take any other action
       and complete any formality required  to effect
       the issuance of shares pursuant to paragraph
       of this special        resolution and the increase
       in the registered capital of the Bank

S.2.1  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Type of securities to be issued

S.2.2  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       issue size

S.2.3  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       par value and issue price

S.2.4  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       term

S.2.5  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       interest rate

S.2.6  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       method and timing of interest payment

S.2.7  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       conversion period

S.2.8  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       CB Conversion Price and adjustment

S.2.9  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Downward adjustment to CB Conversion Price

S2.10  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Conversion method of fractional share

S2.11  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Terms of redemption

S2.12  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Redemption at the option of the CB Holders

S2.13  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Dividend rights of the year of conversion

S2.14  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Method of issuance and target subscribers

S2.15  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Subscription arrangement for the existing A
       Shareholders

S2.16  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       CB Holders and meetings

S2.17  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Use of proceeds from the issuance of the Convertible
       Bonds

S2.18  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Special provisions in relation to supplementary
       capital

S2.19  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       Guarantee and security

S2.20  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       the validity period of the resolution of the
       issuance of the     Convertible Bonds

S2.21  Approve that each of the following items in               Mgmt          Against                        Against
       respect of the proposed issuance  of the A
       share convertible corporate bonds  Convertible
       Bonds  within the PRC by the Bank, and shall
       be implemented subsequent to the granting of
       the       approval from the relevant governmental
       authorities in the PRC upon           application:
       matters relating to authorization in connection
       with the         issuance of the Convertible
       Bonds

3      Approve the Capital Management Plan  2010 to              Mgmt          Against                        Against
       2012

4      Approve the Feasibility Analysis Report on Use            Mgmt          Against                        Against
       of Proceeds of the Public      Issuance of
       A Share Convertible Corporate Bonds by the
       Bank

5      Approve the Utilization Report on the Bank's              Mgmt          For                            For
       Use of Proceeds from the         Previous Issuance
       of Securities by the Bank

6      Elect Mr. Li Jun as a Supervisor of the Bank              Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN THE RECORD DATE. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANK OF INDIA                                                                               Agenda Number:  702024516
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y06949112
    Meeting Type:  AGM
    Meeting Date:  11-Jul-2009
          Ticker:
            ISIN:  INE084A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the audited balance sheet               Mgmt          For                            For
       of the bank as at 31 MAR 2009, profit and loss
       account for the YE 31 MAR 2009; report of the
       Board of Directors on the working and activities
       of the Bank for the period covered by the accounts
       and the Auditors' Report on the balance Sheet
       and accounts

2.     Approve the payment of interim dividend and               Mgmt          For                            For
       declare final dividend on equity shares for
       the FY 2008 to 2009




--------------------------------------------------------------------------------------------------------------------------
 BANK OF JORDAN, AMMAN                                                                       Agenda Number:  702248419
--------------------------------------------------------------------------------------------------------------------------
        Security:  M1670P107
    Meeting Type:  AGM
    Meeting Date:  25-Feb-2010
          Ticker:
            ISIN:  JO1102211017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Board of Directors report for the             Mgmt          For                            For
       FY

2      Receive the Auditors report for the FY                    Mgmt          For                            For

3      Approve the Company's balance sheet and financial         Mgmt          For                            For
       statement for the FY 2009

4      Approve to distribute cash dividend 15% from              Mgmt          For                            For
       the share par value and          distribute
       one bonus share every share to the shareholders

5      Approve to indemnify Board of Directors for               Mgmt          For                            For
       the FY end

6      Election of new Board of Directors for the coming         Mgmt          For                            For
       four years

7      Election of new Auditors for the year 2010                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANK OF THE PHILIPPINE ISLANDS                                                              Agenda Number:  702303657
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0967S169
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2010
          Ticker:
            ISIN:  PHY0967S1694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 647387 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the calling of meeting to order                   Mgmt          For                            For

2.     Approve the certification of notice                       Mgmt          For                            For

3.     Approve the determination and declaration of              Mgmt          For                            For
       quorum

4.     Approve the minutes of the annual meeting of              Mgmt          For                            For
       the Stockholders on 31 MAR 2009

5.     Receive the annual report and approve the bank's          Mgmt          For                            For
       statement of condition as of 31 DEC 2009 incorporated
       in the annual report

6.     Approve the confirmation of all acts during               Mgmt          For                            For
       the past year of the Board of Directors, Executive
       Committee and all other Board and Management
       Committees and Officers of BPI

7.1    Election of Jaime Augusto Zobel De Ayala II               Mgmt          For                            For
       as the Board of Director

7.2    Election of Aurelio R. Montinola III as the               Mgmt          For                            For
       Board of Director

7.3    Election of Fernando Zobel De Ayala as the Board          Mgmt          For                            For
       of Director

7.4    Election of Gerardo C. Ablaza, Jr. as the Board           Mgmt          For                            For
       of Director

7.5    Election of Romeo L. Bernardo as a Independent            Mgmt          For                            For
       Director

7.6    Election of Chng Sok Hui as a Independent Director        Mgmt          For                            For

7.7    Election of Cezar P. Consing as a Independent             Mgmt          For                            For
       Director

7.8    Election of Octavio V. Espiritu as a Independent          Mgmt          For                            For
       Director

7.9    Election of Rebecca G. Fernando as the Board              Mgmt          For                            For
       of Director

7.10   Election of Xavier P. Loinaz as a Independent             Mgmt          For                            For
       Director

7.11   Election of Ma Yuen Lin Annie as the Board of             Mgmt          For                            For
       Director

7.12   Election of Mercedita S. Nolledo as the Board             Mgmt          For                            For
       of Director

7.13   Election of Artemio V. Panganiban as a Independent        Mgmt          For                            For
       Director

7.14   Election of Oscar S. Reyes as the Board of Director       Mgmt          For                            For

7.15   Election of Wong Ann Chai as the Board of Director        Mgmt          For                            For

8      Election of the External Auditors and fixing              Mgmt          For                            For
       their remuneration

9      Declare the stock dividend                                Mgmt          For                            For

10     Approve the Director's bonus                              Mgmt          Against                        Against

11     Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BANK POLSKA KASA OPIEKI -GRUPA PEKAO S.A., WARSZAWA                                         Agenda Number:  702334739
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0641X106
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  PLPEKAO00016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the meeting                                    Mgmt          For                            For

2      Election of the Chairman                                  Mgmt          For                            For

3      Approve the concluding correctness of convening           Mgmt          For                            For
       the OGM and its capacity to   adopt binding
       resolutions

4      Election of the voting Commission                         Mgmt          For                            For

5      Adopt the agenda                                          Mgmt          For                            For

6      Approve the Management Board's report on the              Mgmt          For                            For
       activity of the Bank in 2009

7      Approve the financial statements of the Bank              Mgmt          For                            For
       for 2009

8      Approve the Management Board's report on the              Mgmt          For                            For
       activity of the Bank's capital   Group in 2009

9      Approve the consolidated financial statements             Mgmt          For                            For
       of the Bank's capital Group for 2009

10     Approve the motion of the Management Board on             Mgmt          For                            For
       distribution of the Bank's net  profit for
       2009

11     Approve the report of the Bank's Supervisory              Mgmt          For                            For
       Board on its activity in 2009    and the results
       of review of the reports on the activity of
       the Bank and of   the Bank's capital Group
       in 2009, financial statements of the Bank and
       of the Bank's capital Group for 2009 as well
       as the motion of the Management Board   on
       distribution of the Bank's net profit for 2009

12.1   Approve the Management Board's report on the              Mgmt          For                            For
       activity of the Bank in 2009

12.2   Approve the financial statements of the Bank              Mgmt          For                            For
       for 2009

12.3   Approve the Management Board's report on the              Mgmt          For                            For
       activity of the Bank's capital   Group in 2009

12.4   Approve the consolidated financial statements             Mgmt          For                            For
       of the Bank's capital Group for 2009

12.5   Approve the distribution of the Bank's net profit         Mgmt          For                            For
       for 2009

12.6   Approve the report of the Bank's Supervisory              Mgmt          For                            For
       Board on its activity in 2009

12.7   Approve the performance of duties by Members              Mgmt          For                            For
       of the Supervisory Board in 2009

12.8   Approve the performance of duties by Members              Mgmt          For                            For
       of the Management Board in 2009

13     Approve the motion regarding the changes in               Mgmt          For                            For
       the composition of the            Supervisory
       Board of Bank and adoption of the resolutions
       on changes in the   composition of the Supervisory
       board of Bank

14     Approve the motion regarding the changes of               Mgmt          For                            For
       remuneration of the members of    Supervisory
       Board and adoption of the resolution on changes
       of remuneration   of the members of Supervisory
       Board

15     Approve the motion and adopt the resolution               Mgmt          For                            For
       on selection of Auditor of the    Bank

16     Approve the motion and adopt the resolution               Mgmt          For                            For
       on the amendments to the Statute  of the Bank

17     Authorizate the Supervisory Board to determine            Mgmt          For                            For
       the uniform text of the        Statute of the
       bank

18     Closing                                                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANK SOHAR                                                                                  Agenda Number:  702281673
--------------------------------------------------------------------------------------------------------------------------
        Security:  M1837R103
    Meeting Type:  AGM
    Meeting Date:  21-Mar-2010
          Ticker:
            ISIN:  OM0000003398
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THOSE WHO WISH TO NOMINATE               Non-Voting    No vote
       FOR THE BOARD OF DIRECTORS        MEMBERSHIP
       ARE KINDLY REQUESTED TO COMPLETE THE NOMINATION
       FORM PREPARED FOR  THIS PURPOSE AND SUBMIT
       IT TO THE COMPANY AT LEAST TWO DAYS PRIOR TO
       THE      GENERAL MEETING AND NOT AFTER TUESDAY
       16 MAR 2010, FORMS RECEIVED AFTER THIS  DATE
       SHALL NOT BE ACCEPTED, PURSUANT TO THE BANKS
       ARTICLES OF ASSOCIATION THE CANDIDATE IF HE
       IS A SHAREHOLDER SHOULD OWN AT LEAST ONE SHARE
       OF THE         COMPANY'S SHARES ON THE MEETING
       DATE.

1      Approve the Board of Directors report for the             Mgmt          For                            For
       FYE on 31 DEC 2009

2      Approve the corporate governance report for               Mgmt          For                            For
       the FYE 31 DEC 2009

3      Approve the Auditors report and the balance               Mgmt          For                            For
       sheet and profit and loss account for the FYE
       31 DEC 2009

4      Ratify the payment of sitting fees for the Board          Mgmt          For                            For
       and Committees meetings paid to Members for
       the FY 2009 as well as to allocate and approve
       remuneration    for the next year 2010 according
       to enclosure

5      Election of a new Board of Directors Members              Mgmt          For                            For
       from shareholders and others

6      Approve to inform the Board of Directors about            Mgmt          For                            For
       transactions which the Company had processed
       with the concerned parties during the FYE 31
       DEC 09 according   to enclosure

7      Authorize the Bank Board of Directors to pay              Mgmt          For                            For
       charity contributions as         relevant and
       within OMR 100,000 during the FY which will
       end on 31 DEC 2010

8      Appointment of Accounts Auditors for the FYE              Mgmt          For                            For
       31 DEC 2010 and approve to




--------------------------------------------------------------------------------------------------------------------------
 BANK ZACHODNI WBK SA                                                                        Agenda Number:  702317480
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0646L107
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  PLBZ00000044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the general meeting                            Mgmt          For                            For

2      Election of the Chairman of the general meeting           Mgmt          For                            For

3      Approve to establishing whether the general               Mgmt          For                            For
       meeting of shareholders has been  duly convened
       and has the capacity to adopt resolutions

4      Adopt the agenda for the meeting                          Mgmt          For                            For

5      Approve the Management Board's report on the              Mgmt          For                            For
       Bank's activities and the Bank's financial
       statements for 2009

6      Approve the Management Board's report on the              Mgmt          For                            For
       BZ WBK Group activities and the  consolidated
       financial statements of the BZ WBK Group for
       2009

7      Adopt the resolutions on profit distribution,             Mgmt          For                            For
       the dividend date and dividend  payment date

8      Grant discharge to the Members of the Management          Mgmt          For                            For
       Board

9      Approve the Supervisory Board's report on its             Mgmt          For                            For
       activities in 2009 and the      Supervisory
       Board's report on the assessment of the financial
       statements of   the Bank and the BZ WBK Group
       as well as the reports on the Bank's and the
       BZ WBK Group's activities

10     Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board

11     Approve the changing the composition of the               Mgmt          For                            For
       Supervisory Board

12     Approve the changing the Statutes of Bank Zachodni        Mgmt          For                            For
       WBK S.A.

13     Adopt the full text of the Statutes of Bank               Mgmt          For                            For
       Zachodni WBK S.A.

14     Approve the changing the terms of reference               Mgmt          For                            For
       of the general meeting of         shareholders
       of Bank Zachodni WBK S.A.

15     Closing the general meeting of shareholders               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANKMUSCAT SAOG, RUWI                                                                       Agenda Number:  702273044
--------------------------------------------------------------------------------------------------------------------------
        Security:  M16157121
    Meeting Type:  AGM
    Meeting Date:  20-Mar-2010
          Ticker:
            ISIN:  OM0000002796
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the report of the Board of Directors              Mgmt          For                            For
       for the FYE 31 DEC 2009

2      Approve the report on corporate governance for            Mgmt          For                            For
       the FYE 31 DEC 2009

3      Approve the Auditors report, balance sheet and            Mgmt          For                            For
       profit and loss accounts for   the FYE 31 DEC
       2009

4      Approve the Board of Directors recommendation             Mgmt          For                            For
       to distribute cash dividend at  the rate of
       20% of the issued share capital of the bank
       being 20 Baisa per    share for the FYE 31
       DEC 2009

5      Approve the Board of Directors recommendation             Mgmt          For                            For
       to distribute stock dividend at the rate of
       25% per share of the issued share capital of
       the bank being 25    bonus shares for each
       100 shares for the FYE 31 DEC 2009

6      Ratify the sitting fees for the Board of Directors        Mgmt          For                            For
       and its committees         meetings for the
       FYE 31 DEC 2009 amounting to OMR 80,100 and
       fix sitting fees for the FY 2010

7      Approve the Board of Directors remuneration               Mgmt          For                            For
       of OMR 1,19,900 for the FYE 31    DEC 2009
       as explained on the annexure

8      Approve a report on related parties transactions          Mgmt          For                            For
       for transactions concluded   during the FYE
       31 DEC 2009

9      Approve the Board of Directors recommendations            Mgmt          For                            For
       to lease three branch premises from related
       parties 2009, 2014 on yearly renewable leases
       at the same rental amounts subject to the requirements
       of the bank

10     Approve the Board of Directors on sale of three           Mgmt          For                            For
       buildings subject to the      regulatory approvals
       as appropriate providing that the sale is completed
       within two years ending on 31 MAR 2012

11     Appoint of the Auditors for the FY 2010 and               Mgmt          For                            For
       fix their fees subject to the regulatory approvals
       as appropriate

12     Election of the new Board of Directors for the            Mgmt          For                            For
       bank you are requested to review item 4 of
       the important notes below in accordance with
       Article 48 of the Articles of Association of
       the bank each shareholder has the right to
       appoint in writing a proxy who may attend and
       vote on his behalf   Back.




--------------------------------------------------------------------------------------------------------------------------
 BANPU PUBLIC CO LTD                                                                         Agenda Number:  702265263
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0697Z111
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2010
          Ticker:
            ISIN:  TH0148010018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Acknowledge the minutes of the AGM for the year           Mgmt          For                            For
       2009

2      Acknowledge the performance of the Company for            Mgmt          For                            For
       the year 2009 and adopt the Directors' report
       for the performance of the Company for the
       YE on 31 DEC 2009

3      Approve the balance sheet and the  profit and             Mgmt          For                            For
       loss statements for the YE on 31 DEC 2009

4      Approve the distribution of annual  profits               Mgmt          For                            For

5.a    Approve the appointments of Directors in place            Mgmt          For                            For
       of those retiring by rotation

5.b    Approve the Directors' remunerations                      Mgmt          For                            For

6      Appointment of the Company's Auditor and approve          Mgmt          For                            For
       to fix his/her remuneration

7      Other businesses                                          Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 BANQUE AUDI S A L                                                                           Agenda Number:  702246617
--------------------------------------------------------------------------------------------------------------------------
        Security:  M16785111
    Meeting Type:  EGM
    Meeting Date:  02-Mar-2010
          Ticker:
            ISIN:  LB0000010415
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve a 10 for 1 split of all shares constituting       Mgmt          No Action
       the Banks Capital

2      Approve the increase of the Banks Capital through         Mgmt          No Action
       the issuance of up to       1,250,000 preferred
       shares, pursuant to Lebanese Law No. 308/2001,
       and the    determination of their terms and
       conditions

3      Amend the Bank By-Laws including in particular            Mgmt          No Action
       Article 6 and Article 8        thereof, in
       order to reflect the actions specified in items
       1 and 2 above

4      Approve the granting to the Chairman of the               Mgmt          No Action
       necessary powers to seek required approvals,
       set deadlines and perform all other procedures
       and acts in pursuit of all the foregoing resolutions




--------------------------------------------------------------------------------------------------------------------------
 BANQUE AUDI S A L                                                                           Agenda Number:  702437181
--------------------------------------------------------------------------------------------------------------------------
        Security:  M16785111
    Meeting Type:  EGM
    Meeting Date:  31-May-2010
          Ticker:
            ISIN:  LB0000010415
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve, further to the decision of the EGM               Mgmt          No Action
       of 02 MAR 2010, the verification  of the completion
       of the increase in the banks capital through
       the issuance   of 1,250,000 series E preferred
       shares, and of the subscription to, and full
       payment of, such series E preferred shares

2      Approve, further to the decision of the EGM               Mgmt          No Action
       of 02 MAR 2010, confirmation of   the effectiveness
       of the split of the banks outstanding share
       capital, and of the adjustment of all rights
       as applicable, attached to the share capital
       as  a result of such split




--------------------------------------------------------------------------------------------------------------------------
 BANQUE MAROCAINE DU COMM EXTERIEUR                                                          Agenda Number:  702420504
--------------------------------------------------------------------------------------------------------------------------
        Security:  V08866143
    Meeting Type:  OGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  MA0000011835
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the validation of the Company's financials        Mgmt          No Action
       as of 31 DEC 2009

2      Approve the examination and validation of the             Mgmt          No Action
       Banhs results

3      Approve the validation of profit s allocation             Mgmt          No Action

4      Approve the payment of a dividend of MAD 3 per            Mgmt          No Action
       share starting 9 JUL 2010

5      Approve the OGM fixes the Directors fee at a              Mgmt          No Action
       global amount of MAD             1,998,413.00
       for the year 2009

6      Approve the OGM takes note that BMCE bank's               Mgmt          No Action
       external Auditors Ernst young and Fidaroc grant
       Thornton have both accomplished their mission
       with regards to   the FY 2009 in accordance
       with the by laws provisions and also with law
       17 95 as modified and completed by law 2005
       requirements, the OGM approves the      external
       audit ors general report accordingly

7      Receive the special report of external Auditors           Mgmt          No Action
       and validation of regulated   conventions with
       regards to Article 56 law 17 95 governing joint
       stock        companies and Article 26of the
       BMCES by laws

8      Grant discharge to the Board of Directors for             Mgmt          No Action
       their mandate with regards to   the year 2009

9      Approve to renew the administration mandate               Mgmt          No Action
       for 6 years of M. Abdeljelil Ayed M. Mamoun
       Belghti Brahim Benjelloun Touimi Mohammed Bennani
       Adil Douiri

10     Ratify the cooptation by the Board of Directors           Mgmt          No Action
       of La Caisse De Depot Et De   Gestion CDG ,
       represented by its Director general Anas Alami,
       as a member of  the Board of Directors of BMCE
       bank for 6 years

11     Grant full power to the holder of a copy or               Mgmt          No Action
       a certified true copy of the      general meetings
       minute in order to perform the formalities
       set by the law




--------------------------------------------------------------------------------------------------------------------------
 BANQUE MAROCAINE DU COMMERCE EXTERIEUR BMCE                                                 Agenda Number:  702180960
--------------------------------------------------------------------------------------------------------------------------
        Security:  V08866143
    Meeting Type:  OGM
    Meeting Date:  24-Dec-2009
          Ticker:
            ISIN:  MA0000011835
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Board of Directors' report with               Mgmt          No Action
       regards to BMCE BANK's current Buy-back Program;
       and approve the modification of the current
       Buy-Back Program's references in terms of minimum
       and maximum price for purchase and sale

2.     Approve to fix the Buy-back Program's features            Mgmt          No Action
       as follows: maximum buy price: MAD 350; minimum
       sell price: MAD 220; maximum quantity of shares
       to acquire: 15,000,000 (9.45% of the capital);
       maximum program's amount: MAD 5,250 million;
       Program's period: 18 months; Program's calendar:
       from 01 DEC 2008 to 31 MAY 2010

3.     Authorize the Board of Directors to affect the            Mgmt          No Action
       Buy-back Program

4.     Grant full power to the holder of a copy or               Mgmt          No Action
       a certified true copy of the general meeting's
       minutes in order to perform the formalities
       set by the Law

       SHARES MUST BE BLOCKED 5 DAYS PRIOR TO MEETING            Non-Voting    No Action
       DATE AND THAT SHAREHOLDERS MUST SUBMIT CERTIFICATE
       OF BLOCKAGE TO THE COMPANY'S HEAD OFFICE AT
       THE LATEST 5 DAYS PRIOR TO MD

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANQUE MAROCAINE POUR LE COMMERCE ET L'INDUSTRIE BMCI                                       Agenda Number:  702377107
--------------------------------------------------------------------------------------------------------------------------
        Security:  V08966109
    Meeting Type:  OGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  MA0000010811
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      Receive the Supervisory Board's report                    Mgmt          No Action

B      Receive the Executive Board's report with regards         Mgmt          No Action
       to the year 2009

C      Receive the External Auditors' report                     Mgmt          No Action

D      Approve the External Auditors' special report             Mgmt          No Action
       with regards to conventions     stated by the
       Law

E      Approve the validation of the Company's financials        Mgmt          No Action
       as of 31 DEC 2009

F      Grant discharge to the Executive Board, Supervisory       Mgmt          No Action
       Board and External        Auditors for their
       mandate with regards to the year 2009

G      Approve the validation of profit's allocation             Mgmt          No Action

H      Approve the Directors' fee amount fixing with             Mgmt          No Action
       regards to the year 2009

I      Approve the resignation and validation of the             Mgmt          No Action
       co-optation of the Supervisory  Board Members

J      Approve to renew the decision of the Bank to              Mgmt          No Action
       purchase part of its own shares  on the CSE

K      Approve the Decision to launch a bond issue               Mgmt          No Action

L      Powers                                                    Mgmt          No Action

M      Diverse questions                                         Mgmt          No Action

       PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION       Non-Voting    No Action
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BARCLAYS BANK OF BOTSWANA LTD                                                               Agenda Number:  702496894
--------------------------------------------------------------------------------------------------------------------------
        Security:  V09614104
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  BW0000000025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 715805 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Adopt the financial statements for the YE 31              Mgmt          For                            For
       DEC 2009 together with the Director's and independent
       Auditor's reports thereon

2      Appointment of Alfred Majaye Uyapo Dube, Kenneth          Mgmt          For                            For
       Molosi, Mokgadi Khonziwe Nteta as the Board
       during the year of who hold office only until
       the next AGM following appointment in accordance
       with Section 20.5 of the Constitution

3      Re-elect Rizwan Desai and Lawrence Maika as               Mgmt          For                            For
       the Directors who retire by rotation in accordance
       with Section 20.10 of the constitution

4      Approve to fix the remuneration of the Directors          Mgmt          For                            For
       for the ensuing year

5      Approve the remuneration of the Auditors for              Mgmt          For                            For
       the YE 31 DEC 2009

6      Appointment of the Auditors for the ensuing               Mgmt          For                            For
       year

S.7    Approve the substantial gifts made by the Company,        Mgmt          For                            For
       details of which are available at the Company's
       registered office for perusal




--------------------------------------------------------------------------------------------------------------------------
 BARCLAYS BANK, KENYA                                                                        Agenda Number:  702434488
--------------------------------------------------------------------------------------------------------------------------
        Security:  V0960A101
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  KE0000000067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 659192 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the minutes of the 30th AGM held on               Mgmt          For                            For
       15 MAY 2009

2.     Receive and adopt the annual report and financial         Mgmt          For                            For
       statements for the YE 31 DEC 2009 together
       with the Directors' and Auditors' reports thereon

3.     Declare a dividend                                        Mgmt          For                            For

4.1.1  Re-elect Francis Okomo-Okello as a Director               Mgmt          For                            For

4.1.2  Re-elect Rose Ogega as a Director                         Mgmt          For                            For

4.1.3  Re-elect Adan Mohamed as a Director                       Mgmt          For                            For

4.2.1  Election of Vinit Chandra as a Director                   Mgmt          For                            For

4.2.2  Election of Yusuf Omari as a Director                     Mgmt          For                            For

5.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

6.     Appointment of the Auditors and authorize the             Mgmt          For                            For
       Board to fix the remuneration of the Auditors

7.a.I  Amend the Articles of Association of the Company          Mgmt          For                            For
       by deleting the existing Article 51 and replacing
       it with a new Article 51 to read as specified

7.aII  Amend the Articles of Association of the Company          Mgmt          For                            For
       by deleting the existing Article 125 and replacing
       it with a new Article 125 to read as specified

7aiii  Amend the Articles of Association of the Company          Mgmt          For                            For
       by deleting the existing Article 133 and replacing
       it with a new Article 133 to read as specified

7.aiv  Amend the Articles of Association of the Company          Mgmt          For                            For
       by deleting the existing Article 137 and replacing
       it with a new Article 137 to read as specified

7.b    Authorize the Directors, in accordance with               Mgmt          For                            For
       section 9(4) of the Banking Act [Chapter 488
       of the Laws of Kenya] the sale by the Company
       of its custody services business to Standard
       Chartered Bank Kenya Limited substantially
       on the terms and subject to the conditions
       of the agreement dated 27 APR 2010 entered
       into between Barclays Bank PLC and Standard
       Chartered PLC and as more particularly described
       in the circular to shareholders issued by the
       Company with the notice of AGM, to do all things
       that are in their opinion necessary or desirable
       to give effect to this resolution and to complete
       the proposed sale transaction with such modifications,
       amendments, variations or waivers as they consider
       to be necessary or desirable

8.     To transact any other business                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BARLOWORLD LTD                                                                              Agenda Number:  702179525
--------------------------------------------------------------------------------------------------------------------------
        Security:  S08470189
    Meeting Type:  AGM
    Meeting Date:  28-Jan-2010
          Ticker:
            ISIN:  ZAE000026639
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the annual financial statements                     Mgmt          For                            For

2.     Elect S.A.M. Baqwa as a Director                          Mgmt          For                            For

3.     Elect M.J.N. Njeke as a Director                          Mgmt          For                            For

4.     Elect D.B. Ntsebeza as a Director                         Mgmt          For                            For

5.     Elect O.I. Shongwe as a Director                          Mgmt          For                            For

6.     Elect D.G. Wilson as a Director                           Mgmt          For                            For

7.     Appoint Messrs A.G.K. Hamilton [Chairman], M.J.N.         Mgmt          For                            For
       Njeke [Member], S.S. Ntsaluba [Member] as the
       Members of the Audit Committee

8.     Re-appoint Deloitte & Touche as the External              Mgmt          For                            For
       Auditors of the Company and of the Group until
       the conclusion of the next AGM, and approve
       that their remuneration for the past audit
       be determined by the Directors

9.1    Approve the fee of the Chairman of the Board,             Mgmt          For                            For
       inclusive of fees payable as Chairman of the
       Board Committees

9.2    Approve the fee of the Resident Non-Executive             Mgmt          For                            For
       Directors

9.3    Approve the fee of the Non-Resident Non-Executive         Mgmt          For                            For
       Directors

9.4    Approve the fee of the Chairman of the Audit              Mgmt          For                            For
       Committee

9.5    Approve the fee of the Resident Members of the            Mgmt          For                            For
       Audit Committee

9.6    Approve the fee of the Chairman of the Remuneration       Mgmt          For                            For
       Committee [Non-Resident]

9.7    Approve the fee of the Chairman of the Empowerment        Mgmt          For                            For
       and Transformation Committee [Resident]

9.8    Approve the fee of the Chairman of the Risk               Mgmt          For                            For
       and Sustainability Committee [Resident]

9.9    Approve the fee of the Resident Members of the            Mgmt          For                            For
       each of the Board Committees

9.10   Approve the fee of the Non-Resident Members               Mgmt          For                            For
       of each of the Board Committees

10.    Approve to the place 5% of the unissued shares            Mgmt          For                            For
       under the control of the Directors

11.    Approve the Forfeitable Share Plan                        Mgmt          For                            For

12.    Approve the acquisition of FSP shares on the              Mgmt          For                            For
       market

S.1    Approve the financial assistance for FSP                  Mgmt          For                            For

S.2    Approve to increase the authorized share capital          Mgmt          For                            For

S.3    Approve the acquisition of own shares                     Mgmt          For                            For

       Transact other business                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING AND RECEIPT OF NON-NUMBERED AND
       NON-VOTABLE RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BATU KAWAN BHD                                                                              Agenda Number:  702181152
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y07476107
    Meeting Type:  AGM
    Meeting Date:  24-Feb-2010
          Ticker:
            ISIN:  MYL1899OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Financial Statements for            Mgmt          For                            For
       the year ended 30 SEP 2009 and the Directors'
       and Auditors' Reports thereon

2.     Approve to sanction the payment of a final dividend       Mgmt          For                            For
       for the year ended 30 SEP 2009

3.     Re-appoint R.M. Alias as Director of the Company          Mgmt          For                            For
       pursuant to Section 129(6)   of the Companies
       Act, 1965 to hold office until the next AGM
       of the Company

4.     Re-appoint Tan Sri Dato' Thong Yaw Hong as Director       Mgmt          For                            For
       of the Company pursuant   to Section 129(6)
       of the Companies Act, 1965 to hold office until
       the next    AGM of the Company

5.     Re-appoint Dato' Mustafa bin Mohd Ali as Director         Mgmt          For                            For
       of the Company pursuant to  Section 129(6)
       of the Companies Act, 1965 to hold office until
       the next AGM   of the Company

6.     Approve the Directors' fees for the YE 30 SEP             Mgmt          For                            For
       2009 amounting to MYR 742,000

7.     Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix their remuneration

8.     Authorize the Directors for the Company to buy            Mgmt          For                            For
       back such amount of shares of  MYR 1 each in
       the Company  Proposed Authority to Buy Back
       Shares  as may be   determined by the Directors
       from time to time through Bursa Malaysia
       Securities Berhad (Bursa Securities)
       upon such terms and conditions as the    Directors
       may deem fit and expedient in the best interests
       of the Company     provided that the aggregate
       number of shares purchased pursuant to this
       resolution does not exceed 10% of the
       issued and paid-up share capital of the Company
       (or equivalent to 42,558,020 shares in the
       Company based on its       adjusted issued
       and paid-up share capital  excluding treasury
       shares  of      425,580,200 shares of MYR 1
       each as at 09 DEC 2009) and that an amount
       not    exceeding the total audited retained
       profits of the Company be allocated for  the
       Proposed Authority to Buy Back Shares (as at
       30 SEP 2009, the retained    profits of the
       Company was MYR 328,518,000) and to cancel

-      CONTD. and/or retain the shares so purchased              Non-Voting    No vote
       as treasury shares which may be  distributed
       as dividends to the shareholders of the Company
       and/or resold on  Bursa Securities and/or cancelled;
       and to do all such acts and things to give
       full effect to the Proposed Authority to Buy
       Back Shares with full powers to  assent to
       any conditions, modifications, revaluations,
       variations and/or      amendment (if any)as
       may be imposed by the relevant authorities;
       Authority   expires the earlier of the conclusion
       of the next AGM of the Company or the   expiry
       of the period within which the next AGM is
       required by law to be held

9.     Authorize the Company and/or its subsidiaries             Mgmt          For                            For
       subject to the Companies Act,   1965, the Memorandum
       and Articles of Association of the Company
       and the Main  Market Listing Requirements of
       Bursa Malaysia Securities Berhad, to enter
       into all arrangements and/or transactions
       as specified involving the          interests
       of Directors, major shareholders or persons
       connected with          Directors or major
       shareholders ("Related Parties") of the Company
       and/or its subsidiaries provided that such
       arrangements and/or transactions are: i)
       recurrent transactions of a revenue or trading
       nature; ii) necessary for the  Group's day-to-day
       operations; iii) carried out in the ordinary
       course of     business on normal commercial
       terms which are not more favorable to the
       Related Parties than those generally available
       to the public; and iv) are not to the detriment
       of minority shareholders ("the Mandate");
       Authority expires the earlier of the conclusion
       of the next AGM of the Co

-      CONTD. within which the next AGM after the date           Non-Voting    No vote
       it is required to be held     pursuant to Section
       143(1) of the Companies Act, 1965 but shall
       not extend to such extension as may be allowed
       pursuant to Section 143(2) of the Companies
       Act, 1965 ; authorize the Directors of the
       Company to complete and do all     such acts
       and things (including executing all such documents
       as may be        required) as they may consider
       expedient or necessary to give effect to the
       Mandate

-      Transact any other ordinary business                      Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BBVA BANCO FRANCES SA, BUENOS AIRES                                                         Agenda Number:  702298957
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1624B102
    Meeting Type:  MIX
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  ARP125991090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE BE ADVISED THAT IN ORDER TO PERMIT FOREIGN         Non-Voting    No Action
       SHAREHOLDERS TO PARTICIPATE IN SHAREHOLDERS'
       MEETINGS, ARGENTINEAN COMPANIES MAY REQUEST
       FOREIGN          SHAREHOLDERS TO PROVIDE PROOF
       OF THEIR REGISTRATION AT THE SUPERINTENDENCY
       OF CORPORATIONS  INSPECCION GENERAL DE JUSTICIA
       .

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No Action
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 30 APR 2010 AT 5 PM. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS    WILL REMAIN VALID FOR
       ALL CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO  ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE       MEETING
       IS CANCELLED. THANK YOU.

O.1    Approve the designation of two shareholders               Mgmt          No Action
       to prepare and sign the meeting   minutes,
       together with the Chairman of the meeting

O.2    Approve the term in office of the Board of Directors      Mgmt          No Action
       and of the oversight     committee

O.3    Approve the results of the FY number 135, which           Mgmt          No Action
       ended on 31 DEC 2009          distribution
       of dividends subject to the pertinent authorizations

O.4    Approve the remuneration of the Board of Directors        Mgmt          No Action
       for the FYE 31 DEC 2009

O.5    Approve the remuneration for the oversight committee      Mgmt          No Action
       for the FYE 31 DEC 2009

O.6    Approve to determine the number of members of             Mgmt          No Action
       the Board of Directors and      election of
       the corresponding members of the Board of Directors
       as a          consequence, for a period of
       three years

O.7    Election of three full members and three alternate        Mgmt          No Action
       members to make up the

O.8    Approve the remuneration for the accountant               Mgmt          No Action
       who audited the financial         statements
       for FY number 135, which ended on 31 DEC 2009

O.9    Approve the designation of the accountant to              Mgmt          No Action
       audit the financial statements   for the current
       FY

E.1    Approve the annual report, annual corporate               Mgmt          No Action
       responsibility report, financial  statements,
       consolidated merger balance sheet, complementary
       information and  other accounting information,
       report from the oversight committee and report
       from the Auditor, for FY number 135, which
       ended on 31 DEC 2009

E.2    Amend the Articles 10 and 21, and approve the             Mgmt          No Action
       elimination of Article 17, and  renumbering
       of the bylaws of BBVA Banco Frances S.A.

E.3    Approve the allocation of a budget to the decree          Mgmt          No Action
       677/01 Audit Committee to    cover professional
       advising

E.4    Approve the merger by absorption of Atuel Fideicomisos    Mgmt          No Action
       S.A. with BBVA Banco   Frances S.A. in accordance
       with the terms of Article 82, second part,
       of the  commercial Companies law and complementary
       rules, consideration of the        premerger
       agreement




--------------------------------------------------------------------------------------------------------------------------
 BBVA BANCO FRANCES, S.A.                                                                    Agenda Number:  933229696
--------------------------------------------------------------------------------------------------------------------------
        Security:  07329M100
    Meeting Type:  Special
    Meeting Date:  30-Apr-2010
          Ticker:  BFR
            ISIN:  US07329M1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPOINTMENT OF TWO SHAREHOLDERS TO PREPARE AND            Mgmt          For
       SIGN THE MINUTES OF THE MEETING, TOGETHER WITH
       THE MEETING CHAIRMAN.

02     DISCUSSION OF THE ANNUAL REPORT, ANNUAL CORPORATE         Mgmt          For
       SOCIAL RESPONSIBILITY REPORT, FINANCIAL STATEMENTS.

03     APPROVAL OF THE PERFORMANCE OF THE BOARD OF               Mgmt          For
       DIRECTORS AND STATUTORY AUDITORS' COMMITTEE.

04     DISCUSSION OF THE RESULT OF FISCAL YEAR NO 135,           Mgmt          For
       ENDED ON DECEMBER 31, 2009. DISTRIBUTION OF
       DIVIDENDS.

05     DISCUSSION OF BOARD OF DIRECTORS COMPENSATION             Mgmt          For
       FOR THE FISCAL YEAR ENDED ON DECEMBER 31, 2009.

06     DISCUSSION OF STATUTORY AUDITORS' COMMITTEE               Mgmt          For
       COMPENSATION FOR THE FISCAL YEAR ENDED ON DECEMBER
       31, 2009.

07     DETERMINATION OF THE NUMBER OF BOARD MEMBERS              Mgmt          For
       AND APPOINTMENT OF DIRECTORS, AS APPROPRIATE,
       FOR A TERM OF THREE YEARS.

08     APPOINTMENT OF 3 REGULAR STATUTORY AUDITORS               Mgmt          For
       AND 3 SUBSTITUTE STATUTORY AUDITORS TO BE PART
       OF STATUTORY AUDITORS' COMMITTEE.

09     COMPENSATION OF CERTIFYING ACCOUNTANT FOR FINANCIAL       Mgmt          For
       STATEMENTS RELATED TO FISCAL YEAR NO. 135 ENDED
       ON DECEMBER 31, 2010.

10     APPOINTMENT OF A CERTIFYING ACCOUNTANT FOR THE            Mgmt          For
       FINANCIAL STATEMENTS OF THE CURRENT FISCAL
       YEAR.

11     BYLAWS: CONSIDERATION OF AMENDMENTS TO SECTION            Mgmt          For
       10 AND 21, DELETION OF SECTION 17 AND RESTATEMENT
       OF BYLAWS.

12     ALLOCATION OF BUDGET FOR AUDITING COMMITTEE,              Mgmt          For
       IN ACCORDANCE WITH EXECUTIVE ORDER 677/01.

13     MERGER OF ATUEL FIDEICOMISOS S.A. WITH BBVA               Mgmt          For
       BANCO FRANCIES S.A. IN THE TERMS OF SECTION
       82.




--------------------------------------------------------------------------------------------------------------------------
 BCP - BANQUE CENTRALE POPULAIRE MAROC, MAROC                                                Agenda Number:  702421568
--------------------------------------------------------------------------------------------------------------------------
        Security:  V0985N104
    Meeting Type:  MIX
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  MA0000011884
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Approve the validation of financials as of 31             Mgmt          No Action
       DEC 2009

O.2    Grant discharge to the Board of Directors and             Mgmt          No Action
       External Auditors with regards to their mandate
       for the year 2009

O.3    Approve the External Auditors special report              Mgmt          No Action
       with regards to the conventions stipulated
       in Article 56 of Law 17 95 governing joint
       stock companies as completed and modified by
       Law 20 05

O.4    Approve the profits allocation, payment of a              Mgmt          No Action
       dividend global amount of MAD 396,589,488.00;
       payment of a dividend of MAD 6.00 per share
       starting 30 JUN 2010

O.5    Approve the resignation of Caisse De Depot Et             Mgmt          No Action
       De Gestion CDG from the Board of Directors

O.6    Ratify the two new Directors designation                  Mgmt          No Action

O.7    Approve the extension of the External Auditors            Mgmt          No Action
       mandate, cabinet Mazars Masnaoui and Deloitte
       audit for the years 2010, 2011 and 2012

O.8    Approve the allocation of the same Directors              Mgmt          No Action
       fee amount as 2009 MAD 57,142.82 gross per
       Director

E.9    Approve the harmonization of BCPS by laws with            Mgmt          No Action
       provisions of Law 12/96 governing reform of
       credit Populair E Du Maroc as completed and
       modified by laws 17 95 and 20 05 governing
       joint stock Companies

E.10   Approve the modification of the conditions governing      Mgmt          No Action
       the sale of BCP shares held by BCPS personnel
       and which have been acquired in 2008 as part
       of BCPS capital increase reserved to the personnel

E.11   Powers in order to perform legal formalities              Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 BEC WORLD PUBLIC CO LTD                                                                     Agenda Number:  702358640
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0769B133
    Meeting Type:  AGM
    Meeting Date:  07-May-2010
          Ticker:
            ISIN:  TH0592010Z14
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the minutes of the annual general shareholder     Mgmt          For                            For
       meeting for year 2009

2      Acknowledge the Board of Directors report                 Mgmt          For                            For

3      Approve the balance sheet and income statements           Mgmt          For                            For
       for the FY as of 31 DEC 2009

4      Approve the profit allocation and dividend payment        Mgmt          For                            For
       for year 200

5.1    Election of Mr. Arun Ngamdee as a Director,               Mgmt          For                            For
       replacement who retire by

5.2    Election of Mr. Pratharn Rangsimaporn as a Director,      Mgmt          For                            For
       replacement who retire

5.3    Election of Mr. Manit Boonprakob as a Director,           Mgmt          For                            For
       replacement who retire by

5.4    Election of Mr. Matthew Kichodhan as a Director,          Mgmt          For                            For
       replacement who retire by

6.1    Appointment of Mr. Chansak Fuangfu as an Independent      Mgmt          For                            For
       Director

6.2    Appointment of Mr. Somchai Boonnamsiri as an              Mgmt          For                            For
       Independent Director

7      Approve the Directors remuneration for the year           Mgmt          For                            For
       2010

8      Appointment of the Auditor and auditing fee               Mgmt          For                            For
       for the year 2010

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BEIJING CAPITAL INTERNATIONAL AIRPORT CO LTD                                                Agenda Number:  702387083
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y07717104
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  CNE100000221
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company (the "Board") for the YE 31
       DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31  DEC 2009

3      Approve the audited Financial Statements and              Mgmt          For                            For
       the Independent Auditor's Report for the YE
       31 DEC 2009

4      Approve the profit appropriation proposal for             Mgmt          For                            For
       the YE 31 DEC 2009

5      Appointment of Mr. Zhang Guanghui as the Executive        Mgmt          For                            For
       Director of the Company,   and the granting
       of the authorisation to the Board to determine
       his           remuneration. His term will commence
       from the conclusion of this meeting      until
       the expiration of the term of the fourth session
       of the Board, i.e.,    the date of the annual
       general meeting of the Company to be held in
       2011

6      Authorize the Board to arrange for service contract       Mgmt          For                            For
       and/or appointment letter to be issued by the
       Company to Mr. Zhang Guanghui, upon such terms
       and        conditions as the Board shall think
       fit, and to do all such acts and things   to
       effect such matters

7      Re-appointment of PricewaterhouseCoopers Zhong            Mgmt          For                            For
       Tian CPAs Limited Company and  PricewaterhouseCoopers,
       as the Company's PRC and international auditors,
       respectively, for the year ended 31 December
       2010 and the granting of the     authorisation
       to the Board to determine their remuneration




--------------------------------------------------------------------------------------------------------------------------
 BEIJING ENTERPRISES HLDGS LTD                                                               Agenda Number:  702423978
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y07702122
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2010
          Ticker:
            ISIN:  HK0392044647
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK  http://www.hkexnews.hk/listedco/listconews/sehk/20100510/LTN20100510029.pdf

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION       Non-Voting    No vote
       OF COMMENT AND RECEIPT OF ACTUAL RECORD DATE.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

1      Receive the audited consolidated financial statements     Mgmt          For                            For
       and reports of the      Directors and of the
       Auditors for the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Wang Dong as a Director                      Mgmt          For                            For

3.2    Re-elect Mr. Lei Zhengang as a Director                   Mgmt          For                            For

3.3    Re-elect Mr. Jiang Xinhao as a Director                   Mgmt          For                            For

3.4    Re-elect Mr. Tam Chun Fai as a Director                   Mgmt          For                            For

3.5    Re-elect Mr. Wu Jiesi as a Director.                      Mgmt          For                            For

3.6    Re-elect Mr. Lam Hoi Ham as a Director                    Mgmt          For                            For

3.7    Authorize the Board of Directors to fix Directors'        Mgmt          For                            For
       remuneration

4      Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       and to authorize the Board   of Directors to
       fix their remuneration

5      Authorize the Directors to purchase shares not            Mgmt          For                            For
       exceeding 10% of the existing  issued share
       capital of the Company on the date of this
       resolution

6      Authorize the Directors to issue, allot and               Mgmt          Against                        Against
       deal with additional shares not   exceeding
       20% of the existing issued share capital of
       the Company on the date of this resolution

7      Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors to issue       shares in the
       capital of the Company by the number of shares
       repurchased




--------------------------------------------------------------------------------------------------------------------------
 BEIJING NORTH STAR CO LTD                                                                   Agenda Number:  702387956
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0770G105
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  CNE100000262
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the "Proposal for amendment of the Articles       Mgmt          Against                        Against
       of Association" of the    Company: (i) the
       original text of Article 20: the share capital
       structure of  the Company shall be: 3,367,020,000
       ordinary shares, of which the domestic    shareholder,
       Beijing North Star Industrial Group Company,
       holds 1,160,000,000 shares, representing approximately
       34.45% of the total number of ordinary
       shares of the Company; shareholders of overseas
       listed foreign shares (H      shares) hold
       707,020,000 shares, representing approximately
       21% of the total  number of ordinary shares
       of the Company; and other shareholders of PRC
       listed domestic shares (A shares) hold
       1,500,000,000 shares, representing     approximately
       44.55% of the share capital of the Company,
       to be amended to:   the share capital structure
       of the Company shall be: 3,367,020,000 ordinary
       shares, CONTD.

CONT   CONTD. of which the domestic shareholder, Beijing         Non-Voting    No vote
       North Star Industrial Group Company, holds
       1,161,000,031 shares, representing approximately
       34.48% of the total number of ordinary shares
       of the Company; shareholders of overseas
       listed foreign shares (H shares) hold 707,020,000
       shares, representing        approximately 21%
       of the total number of ordinary shares of the
       Company; and  other shareholders of PRC listed
       domestic shares (A shares) hold
       1,498,999,969 shares, representing approximately
       44.52% of the share capital  of the Company;
       (ii) the original text of Clause 4 of Article
       84:             Shareholders (including proxies)
       who attend the shareholders' general meeting
       shall take one of the following stances when
       a resolution is put forward for  voting: for,
       against or abstain, any votes which are uncompleted,
       erroneously completed CONTD.

CONT   CONTD. or illegible or uncasted votes shall               Non-Voting    No vote
       be counted as an abstention of    voting rights
       and the outcome of votes shall be counted as
       "abstain", to be   amended to: Shareholders
       (including proxies) who attend the shareholders'
       general meeting shall take one of the following
       stances when a resolution is  put forward for
       voting: for, against or abstain, any votes
       which are          uncompleted, erroneously
       completed or illegible or uncasted votes shall
       be    counted as an abstention of voting rights
       by the votes and the voting results of the
       number of shares they hold shall be counted
       as "abstain", abstentions  or failure to vote
       shall not be taken into account in the voting
       results when calculating the voting results

S.2    Approve the proposal for amendment of the rules           Mgmt          Against                        Against
       and procedures of the         shareholders'
       general meetings of the Company: (i) the original
       text of       Section 17: the Company, when
       convening the shareholders' general meeting,
       will hire lawyers to provide published legal
       opinions on the following: (4)   Provide legal
       advice on other relevant issues upon the request
       of the         Company, to be amended to: the
       Company, when convening the shareholders'
       general meeting, will hire lawyers to provide
       published legal opinions on the following:
       (4) other issues as may be requested by the
       Company; (ii) the      original text of Section
       46: Such instrument shall state whether the
       proxy,   in the absence of any specific instructions
       from the appointor, may vote as   he/she thinks
       fit, to be amended to: Such instrument shall
       state that the     proxy, CONTD.

CONT   CONTD. in the absence of any specific instructions        Non-Voting    No vote
       from the appointor, may    vote as he/she thinks
       fit; (iii) the original text of Section 82:
       Shareholders who attend the shareholders'
       general meeting shall take one of   the following
       stances when a resolution is put forward for
       voting: for,       against or abstain. Any
       votes which are uncompleted, erroneously completed
       or illegible or uncasted votes shall be counted
       as an abstention of voting       rights and
       the outcome of votes shall be counted as "abstain",
       to be amended  to: Shareholders (including
       proxies) who attend the shareholders' general
       meeting shall take one of the following
       stances when a resolution is put      forward
       for voting: for, against or abstain, any votes
       which are uncompleted, erroneously completed
       or illegible or uncasted votes shall CONTD.

CONT   CONTD. be counted as an abstention of voting              Non-Voting    No vote
       rights by the votes and the      voting results
       of the number of shares they hold shall be
       counted as          "abstain", abstentions
       or failure to vote shall not be taken into
       account in  the voting results when calculating
       the voting results

3      Approve the audited financial statements of               Mgmt          For                            For
       the Company for the year of 2009  prepared
       in accordance with the China accounting standards
       and the Hong Kong  financial reporting standards
       respectively

4      Approve the report of the Directors of the Company        Mgmt          For                            For
       for the year of 2009       prepared in accordance
       with the PRC and the Hong Kong relevant regulations
       and requirements for disclosure in annual
       report respectively.

5      Approve the report of the supervisory committee           Mgmt          For                            For
       of the Company for the year   of 2009

6      Approve the scheme of profit distribution of              Mgmt          For                            For
       the Company for the year of 2009

7      Approve the resolution on the remuneration of             Mgmt          For                            For
       the Directors of the Compnay

8      Approve the "resolution on the remuneration               Mgmt          For                            For
       of the supervisors" of the        Company

9      Re-appoint of PricewaterhouseCoopers Zhong Tian           Mgmt          For                            For
       CPAs Company limited and      PricewaterhouseCoopers,
       as the Company's PRC and international Auditors
       respectively for the year of 2010, and
       to propose the shareholders general    meeting
       to authorize the Board of Directors to determine
       their remuneration




--------------------------------------------------------------------------------------------------------------------------
 BEML LTD                                                                                    Agenda Number:  702093561
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0881N114
    Meeting Type:  AGM
    Meeting Date:  25-Sep-2009
          Ticker:
            ISIN:  INE258A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited profit and loss             Mgmt          For                            For
       account for the YE 31 MAR 2009, the balance
       sheet as at the date and the reports of the
       Directors and the Auditors thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Sri V.RS. Natarajan as a Director,             Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Sri M. Poongavanam as a Director,              Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Sri V. Mohan as a Director, who retires        Mgmt          For                            For
       by rotation

6.     Re-appoint Sri Satyajeet Rajan as a Director,             Mgmt          For                            For
       who retires by rotation

7.     Approve to fix the remuneration of the Auditors           Mgmt          For                            For

8.a    Appoint Sri M. Nellaiappan as a Director (HR)             Mgmt          For                            For
       of the Company with effect from 23 MAR 2009
       on such terms and conditions as stipulated
       by the Government

8.b    Appoint Sri J.P. Singh as a Director of the               Mgmt          For                            For
       Company with effect from 07 JUL 2009 on such
       terms and conditions as stipulated by the Government

8.c    Appoint Sri J.P. Batra as a Director of the               Mgmt          For                            For
       Company with effect from 07 JUL 2009 on such
       terms and conditions as stipulated by the Government

8.d    Appoint Sri M.B.N. Rao as a Director of the               Mgmt          For                            For
       Company with effect from 07 JUL 2009 on such
       terms and conditions as stipulated by the Government

S.9    Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       Sections 60 and 61 and all other applicable
       provisions of the Companies Act, 1956 including
       amendment thereto or reenactment thereof, the
       prospectus dated 06 JUL 2007 issued by the
       Company relating to the Follow on the Public
       Offer [FPO], the listing agreement entered
       into by the Company with Stock Exchanges where
       the shares of the Company are listed, and in
       accordance with applicable guidelines, rules,
       regulation issued by Securities and Exchange
       Board of India, Government of India, or any
       other relevant authority and clarifications,
       if any, issued thereon, from time to time and
       also subject to any further consent/approval/permission/sanction, as may be required to be obtained from Government,
       SEBI or such other authorities concerned in
       this regard, to make use of the funds remaining
       unutilized out of the sum of INR 90 crore set
       apart for Voluntary Retirement Scheme of the
       employees of the Company under the object of
       utilization of FPO proceeds towards the proposed
       project for establishment of a Greenfield Manufacturing
       Centre at Palghat, Kerala; authorize the Board
       of Directors to address any concern, reply
       any query, decide any issue, interpret any
       term/phrase, apply and seek clarification from
       Government/Statutory Authority, issue clarification,
       decide any other matter in connection with
       the foregoing resolution in the interest of
       the Company




--------------------------------------------------------------------------------------------------------------------------
 BENPRES HLDGS CORP                                                                          Agenda Number:  702432383
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y07949103
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2010
          Ticker:
            ISIN:  PHY079491031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 702877 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Call to order                                             Mgmt          For                            For

2      Approve the proof the service of notice                   Mgmt          For                            For

3      Approve the certification of quorum                       Mgmt          For                            For

4      Approve the minutes of 11 JUN 2009 of the annual          Mgmt          For                            For
       stockholders meeting

5      Receive the report of the President                       Mgmt          For                            For

6      Approve the Audited financial statements                  Mgmt          For                            For

7      Ratify the acts of the Board and the Management           Mgmt          For                            For

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE NOTE THAT ONLY A VOTE
       "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS.

8.1    Election of Oscar M. Lopez as a Director                  Mgmt          For                            For

8.2    Election of Manuel M.Lopez as a Director                  Mgmt          For                            For

8.3    Election of Eugenio Lopez III as a Director               Mgmt          For                            For

8.4    Election of Felipe B. Alfonso as a Director               Mgmt          For                            For

8.5    Election of Salvador G. Tirona as a Director              Mgmt          For                            For

8.6    Election of Washington Sycip as an Independent            Mgmt          For                            For
       Director

8.7    Election of Cesar E.A.Virata as an Independent            Mgmt          For                            For
       Director

9      Appointment of an External Auditor                        Mgmt          For                            For

10     Amend the Articles of Incorporation changing              Mgmt          For                            For
       corporate name to Lopez Holding Corporation

11     Other business                                            Non-Voting    No vote

12     Adjournment                                               Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN DIRECTOR NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BERJAYA CORPORATION BHD, KUALA LUMPUR                                                       Agenda Number:  702109477
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y08366125
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2009
          Ticker:
            ISIN:  MYL3395OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       of the Company for the YE 30 APR 2009 and the
       Directors' and Auditors' reports thereon

2.     Approve the payment of a final dividend of 1%             Mgmt          For                            For
       single-tier exempt dividend in respect of YE
       30 APR 2009

3.     Approve the payment of Directors' fees amounting          Mgmt          For                            For
       to MYR 140,000 for the YE 30 APR 2009

4.     Re-elect Tan Sri Dato' Seri Vincent Tan Chee              Mgmt          For                            For
       Yioun as a Director, who retires pursuant to
       the Company's Articles of Association

5.     Re-elect Tan Sri Dato' Tan Chee Sing as a Director,       Mgmt          For                            For
       who retires pursuant to the Company's Articles
       of Association

6.     Re-elect Dato' Robin Tan Yeong Ching as a Director,       Mgmt          For                            For
       who retires pursuant to the Company's Articles
       of Association

7.     Re-elect Dato' Hj Md Yusoff @ Mohd Yusoff bin             Mgmt          For                            For
       Jaafar as a Director, who retires pursuant
       to the Company's Articles of Association

8.     Re-appoint Dato' Suleiman Bin Mohd Noor as a              Mgmt          For                            For
       Director of the Company, to hold office until
       the conclusion of the next AGM of the Company
       pursuant to Section 129(6) of the Companies
       Act, 1965

9.     Re-appoint Tan Sri Datuk Abdul Rahim Bin Hj               Mgmt          For                            For
       Din as a Director of the Company, to hold office
       until the conclusion of the next AGM of the
       Company pursuant to Section 129(6) of the Companies
       Act, 1965

10.    Re-appoint Messrs Ernst & Young as the Auditors           Mgmt          For                            For
       and authorize the Directors to fix their remuneration

11.    Authorize the Directors, subject to the Companies         Mgmt          For                            For
       Act, 1965, pursuant to Section 132D of the
       Companies Act, 1965, the Articles of Association
       of the Company and the approvals of the relevant
       governmental/regulatory authorities, to issue
       and allot shares in the Company from time to
       time and upon such terms and conditions and
       for such purposes as the Directors may deem
       fit provided that the aggregate number of shares
       issued pursuant to this resolution does not
       exceed 10% of the issued share capital of the
       Company for the time being; [Authority shall
       continue to be in force until the conclusion
       of the next AGM of the Company]

12.    Authorize the Company and its Subsidiary Companies,       Mgmt          For                            For
       subject to the provisions of the Bursa Malaysia
       Securities Berhad Main Market Listing Requirements,
       to enter into recurrent related party transactions
       of a revenue or trading nature with the related
       parties as specified in Section 2.3 of the
       Circular to Shareholders dated 06 OCT 2009
       ("Proposed Mandate") which are necessary for
       the day-to-day operations and/or in the ordinary
       course of business of the Company and its subsidiary
       companies on terms not more favorable to the
       related parties than those generally available
       to the public and are not detrimental to the
       minority shareholders of the Company; [Authority
       expires at the end of conclusion of the next
       AGM of the Company following the AGM at which
       the ordinary resolution for the Proposed Mandate
       will be passed, at which time it will lapse,
       unless by a resolution passed at a general
       meeting, the authority is renewed; the expiration
       of the period within which the next AGM after
       the date it is required to be held pursuant
       to Section 143 (1) of the Companies Act, 1965
       (but shall not extend to such extension as
       may be allowed pursuant to Section 143 (2)
       of the Companies Act, 1965)]; and authorize
       the Directors of the Company and its Subsidiary
       Companies to complete and do all such acts
       and things (including executing such documents
       as may be required) to give effect to such
       transactions as authorized by this resolution

13.    Authorize the Directors, subject always to the            Mgmt          For                            For
       Companies Act, 1965, ("Act"), rules, regulations
       and orders made pursuant to the Act, provisions
       of the Company's Memorandum and Articles of
       Association and the requirements of Bursa Malaysia
       Securities Berhad ("Exchange") and any other
       relevant authority, to purchase such number
       of ordinary shares of MYR 1.00 each in the
       Company ("BCorporation Shares") through the
       Exchange and to take all such steps as are
       necessary (including the opening and maintaining
       of central depositories accounts under the
       Securities Industry (Central Depositories)
       Act, 1991) and enter into any agreements, arrangements
       and guarantees with any party or parties to
       implement, finalize and give full effect to
       the aforesaid purchase with full powers to
       assent to any conditions, modifications, revaluations,
       variations and/or amendments (if any) as may
       be imposed by the relevant authorities from
       time to time and to do all such acts and things
       in the best interests of the Company, subject
       further to the following: the maximum number
       of ordinary shares which may be purchased and
       held by the Company shall be equivalent to
       10% of the total issued and paid-up share capital
       of the Company; the maximum funds to be allocated
       by the Company for the purpose of purchasing
       the ordinary shares shall not exceed the total
       retained profits or share premium reserve of
       the Company or both; [Authority expire at the
       conclusion of the next AGM of the Company following
       the AGM at which such resolution was passed,
       at which time it will lapse unless by an ordinary
       resolution passed at that meeting, the authority
       is renewed, either unconditionally or subject
       to conditions or the expiration of the period
       within which the next AGM after that date is
       required by law to be held, whichever occurs
       first]; and, upon completion of the purchase(s)
       of the BCorporation Shares or any part thereof
       by the Company, to deal with any BCorporation
       Shares so purchased by the Company in the following
       manner: a) cancel all the BCorporation Shares
       so purchased; or b) retain all the BCorporation
       Shares as treasury shares for future resale
       or for distribution as dividends to the shareholders
       of the Company; or c) retain part thereof as
       treasury shares and subsequently canceling
       the balance; or d) in any other manner as prescribed
       by the Act, rules, regulations and orders made
       pursuant to the Act and the requirements of
       Exchange and any other relevant authority for
       the time being in force




--------------------------------------------------------------------------------------------------------------------------
 BERJAYA CORPORATION BHD, KUALA LUMPUR                                                       Agenda Number:  702110191
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y08366125
    Meeting Type:  EGM
    Meeting Date:  28-Oct-2009
          Ticker:
            ISIN:  MYL3395OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Authorize the Company, subject to the passing             Mgmt          For                            For
       of the Special Resolution below and the approvals
       of all the relevant regulatory authorities,
       to undertake and implement the Proposed Dividend-in-Specie, substantially on the terms set out in Section
       2.1 of the Circular, including [without limitation]
       to distribute the BMedia Shares pursuant to
       the Proposed Dividend-in-Specie to the shareholders
       of the Company whose names appear in the Record
       of Depositors of the Company as at 5.00 p.m.
       on an entitlement date to be determined by
       the Board of Directors of the Company and announced
       by the Company at a later date [Entitlement
       Date] provided that no such new ordinary shares
       of MYR 1.00 each in BCorporation held by such
       shareholders which are converted from the 0%
       Irredeemable Convertible Unsecured Loan Stocks
       2005/2015 of MYR 0.50 nominal value in BCorporation
       which are not eligible for the Proposed Dividend-in-Specie pursuant to the terms of the trust deed dated
       28 OCT 2005 entered into between the Company
       and Amanah Raya Berhad [as amended and supplemented
       by the Supplemental Trust Deed dated 22 JUN
       2006 entered into between the Company and Amanah
       Raya Berhad and the Second Supplemental Trust
       Deed dated 03 MAR 2009 entered into between
       the Company and AmanahRaya Trustees Berhad],
       shall be entitled to participate in the Proposed
       Dividend-in-Specie, and authorize the Board
       of Directors of the Company to determine the
       Entitlement Date referred to in this Ordinary
       Resolution and in respect to any entitlement
       or portion of an entitlement [as the case may
       be] of a shareholder of the Company in relation
       to each securities account maintained through
       the central depository system operated by Bursa
       Malaysia Depository Sdn Bhd [CDS Account] held
       by him which, if distributed in BMedia Shares,
       would result in that shareholder in relation
       to that CDS Account receiving a fraction of
       1 full Board lot comprising one 100 BMedia
       Shares [Board Lot] [such entitlement or portion
       of an entitlement [as the case may be] of a
       shareholder of the Company which, if distributed
       in BMedia Shares, would result in that shareholder
       receiving a fraction of 1 Board Lot shall be
       referred to as 'Odd Lot Entitlement'], instead
       of distributing BMedia Shares to that shareholder
       in respect of any BMedia Shares distributable
       in respect of such Odd Lot Entitlement, to
       make cash payments in substitution of such
       BMedia Shares which would otherwise be distributed
       to such shareholder in respect of his or her
       Odd Lot Entitlement pursuant to the Proposed
       Dividend-in-Specie, for the purposes of this
       Proposed Dividend-in-Specie, the cash payment
       equal to the value of BMedia Shares for distribution
       for the purposes of cash payment to such shareholder
       in respect of his or her Odd Lot Entitlement
       pursuant to the Proposed Dividend-in-Specie
       shall be a sum to be calculated based on MYR
       0.94 for each BMedia Share comprised in his
       or her Odd Lot Entitlement; and to take such
       steps, execute, to deliver and cause to be
       delivered such documents and enter into any
       arrangements, agreements, deeds, indemnities,
       guarantees and/or undertakings as it may deem
       fit, necessary, expedient and/or appropriate
       in order to implement, finalize and/or give
       full effect to the Proposed Dividend-in-Specie
       with full powers to assent to any terms, conditions,
       modifications, variation and/or amendments
       as may be agreed to/required by the relevant
       regulatory authorities or as a consequence
       of any such requirement or as may be deemed
       necessary and/or expedient in the best interest
       of the Company

S.1    Approve and adopt the proposed amendments to              Mgmt          For                            For
       the Articles of Association of the Company
       in the form and manner as specified

       PLEASE NOTE THAT, A MEMBER OF THE COMPANY WHO             Non-Voting    No vote
       IS AN AUTHORIZED NOMINEE AS DEFINED UNDER THE
       SECURITIES INDUSTRY [CENTRAL DEPOSITORIES]
       ACT, 1991, MAY APPOINT ONE (1) PROXY IN RESPECT
       OF EACH SECURITIES ACCOUNT. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BERJAYA CORPORATION BHD, KUALA LUMPUR                                                       Agenda Number:  702115963
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y08366125
    Meeting Type:  EGM
    Meeting Date:  28-Oct-2009
          Ticker:
            ISIN:  MYL3395OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company, subject to the passing             Mgmt          Against                        Against
       of Ordinary Resolutions 2, 3 and 4, and the
       approvals of all relevant authorities/parties
       being obtained for the purpose of the exercises
       contemplated, to undertake the proposed listing
       of and quotation for the entire enlarged issued
       and fully paid-up share capital of B-Retail
       comprising ordinary shares of MYR 0.50 each
       [B-Retail Shares] and irredeemable convertible
       preference shares of MYR 0.50 each [B-Retail
       ICPS] on the Main Market of Bursa Malaysia
       Securities Berhad [Bursa Securities] involving
       the specified exercises: Proposed Disposal
       of Singer to B-Retail, Proposed Acquisition
       of 7-Eleven Malaysia Sdn Bhd by B-Retail, Proposed
       Dividend-in-Specie of B-Retail Shares, Proposed
       Offer for Sale of B-Retail Shares and B-Retail
       ICPS and Proposed listing of and quotation
       for B-Retail Shares and B-Retail ICPS on the
       Main; and authorize the Directors of the Company
       to take all steps and do all such acts and
       matter as they may consider necessary or expedient
       in the best interests of the Company, to give
       full effect to and complete the proposed listing
       with full powers to give effect or assent to
       any condition, modification, variation and/or
       amendment as may be required or permitted by
       the relevant authorities or deemed necessary
       by the Directors in the best interest of the
       Company

2.     Authorize the Cosway, subject to the passing              Mgmt          Against                        Against
       of ordinary resolutions 1, 3 and 4, and the
       approvals of all relevant authorities/parties
       being obtained for the purpose of the exercises
       contemplated, to dispose its 100% equity interest
       in singer comprising 235,000,000 issued and
       paid-up ordinary shares of MYR 1.00 each to
       B-Retail at the consideration of MYR 360,000,000
       to be satisfied in the following manner: assumption
       by B-Retail of a sum of MYR 45,905,000 due
       from BCorporation Group [being subsidiaries
       of BCorporation] to Singer Group, issuance
       of 475,000,000 new B-Retail Shares at an issue
       price of MYR 0.50 per share; and issuance of
       153,190,000 new units of B-Retail ICPS at an
       issue price of MYR 0.50 per BRetail ICPS; authorize
       the Directors of the Company and Cosway, to
       take all steps and do all such acts and matters
       as they may consider necessary or expedient
       in the best interests of the Company, to give
       full effect to and complete the Proposed Disposal
       Of Singer To B-Retail with full powers to give
       effect or assent to any condition, modification,
       variation and/or amendment as may be required
       or permitted by the relevant authorities or
       deemed necessary by the Directors in the best
       interest of the Company

3.     Authorize the Company, subject to the passing             Mgmt          Against                        Against
       of ordinary resolutions 1, 2 and 4, and the
       approvals of all relevant authorities/parties
       being obtained for the purpose of the exercises
       contemplated, to undertake and implement the
       proposed distribution of a dividend-in-specie
       comprising up to a maximum of 471,882,578 B-Retail
       Shares on the basis of 1 B-Retail Share for
       every 10 existing ordinary shares of the Company
       held by the shareholders of the Company whose
       names appear in the record of depositors on
       an entitlement date to be determined later
       by the Board and authorize the Directors of
       the Company to deal with any fractional entitlement,
       if any, in, such manner as they shall in their
       absolute discretion deem fit or expedient;
       and authorize the Directors of the Company
       to take all steps and do all such acts and
       matter as they may consider necessary or expedient
       in the best interests of the Company, to give
       full effect to and complete the proposed dividend-in-specie, with full power to give effect or assent to
       any condition, modification, variation and/or
       amendment as may be required or permitted by
       the relevant authorities or deemed necessary
       by the Directors in the best interest of the
       Company

4.     Authorize Cosway, subject to the passing of               Mgmt          Against                        Against
       ordinary resolutions 1, 2 and 3, and the approvals
       of all relevant authorities/parties being obtained
       for the purpose of the exercises contemplated,
       for the proposed offer for sale of: a minimum
       of 71,875,000 B-Retail Shares and up to 101,875,000
       B-Retail Shares at an offer price of MYR 0.50
       each, to be allocated by the Directors of the
       Company in their absolute discretion as they
       may deem fit and expedient in the interest
       of the Company; and 5,000,000 B-Retail ICPS
       at an offer price of MYR 0.50 each, to be made
       available for applications by the Directors
       of BCorporation [other than Tan Sri Dato' Seri
       Vincent Tan Chee Yioun [TSVT]] and B-Retail
       [with up to 100,000 B-Retail ICPS to be made
       available for application by each such Director],
       and the eligible employees of the BCorporation
       Group and B-Retail Group; collectively referred
       to as Proposed Offer For Sale Of B-Retail Securities;
       authorize the Directors of the Company and/or
       Cosway, to take all steps and do all such acts
       and matters as they may consider necessary
       or expedient in the best interests of the Company,
       to give full effect to and complete the Proposed
       Offer For Sale Of B-Retail Securities, with
       full powers to give effect or assent to any
       condition, modification, variation and/or amendment
       as may be required or permitted by the relevant
       authorities or deemed necessary by the Directors
       in the best interest of the Company

5.     Authorize Cosway, subject to the passing of               Mgmt          Against                        Against
       Ordinary Resolutions 1, 2, 3 and 4, and to
       allocate up to 100,000 B-Retail ICPS under
       the Proposed Offer For Sale Of B-Retail Securities:
       to each of the following Directors of BCorporation:
       1) Tan Sri Dato' Tan Chee Sing, 2) Dato' Robin
       Tan Yeong Ching, 3) Chan Kien Sing, 4) Freddie
       Pang Hock Cheng, 5) Rayvin Tan Yeong Sheik,
       6) Vivienne Cheng Chi Fan, 7) Dato' Azlan Meah
       Bin Hj Ahmed Meah, 8) Datuk Robert Yong Kuen
       Loke, 9) Dato' Suleiman Bin Mohd Noor, 10)
       Tan Sri Datuk Abdul Rahim Bin Haji Din, 11)
       Dato' Hj Md Yusoff @ Mohd Yusoff Bin Jaafar,
       12) Mohd Zain Bin Ahmad; and to Tan U-Ming,
       a Director of B-Retail, also being a person
       connected with TSVT and authorize the Directors
       of the Company to take all steps and do all
       such acts and matters as they may consider
       necessary or expedient in the best interests
       of the Company, to give full effect to and
       complete the above proposed allocation




--------------------------------------------------------------------------------------------------------------------------
 BERJAYA SPORTS TOTO BHD                                                                     Agenda Number:  702103538
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0849N107
    Meeting Type:  AGM
    Meeting Date:  21-Oct-2009
          Ticker:
            ISIN:  MYL1562OO007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       of the Company for the YE 30 APR 2009 and the
       Directors' and the Auditors' reports thereon

2.     Approve the payment of the Directors' fees amounting      Mgmt          For                            For
       to MYR 135,000 for the YE 30 APR 2009

3.     Re-elect Freddie Pang Hock Cheng as a Director,           Mgmt          For                            For
       who retires pursuant to Article 98[A] of the
       Company's Articles of Association

4.     Re-elect Mohamed Saleh Bin Gomu as a Director,            Mgmt          For                            For
       who retires pursuant to Article 98[A] of the
       Company's Articles of Association

5.     Re-elect Tan Sri Dato' Tan Chee Sing as a Director,       Mgmt          For                            For
       who retires pursuant to Article 98[E] of the
       Company's Articles of Association

6.     Re-appoint Tan Sri Dato' Thong Yaw Hong as a              Mgmt          For                            For
       Director of the Company and to hold office
       until the conclusion of the next AGM of the
       Company pursuant to Section 129[6] of the Companies
       Act, 1965

7.     Re-appoint Messrs Ernst & Young as the Auditors           Mgmt          For                            For
       and authorise the Directors to fix their remuneration

8.     Authorize the Directors, subject always to the            Mgmt          For                            For
       Companies Act, 1965, the Articles of Association
       of the Company and the approvals of the relevant
       governmental/regulatory authorities, pursuant
       to Section 132D of the Companies Act, 1965,
       to issue and allot shares in the Company from
       time to time and upon such terms and conditions
       and for such purposes as the Directors may
       deem fit provided that the aggregate number
       of shares issued pursuant to this resolution
       does not exceed 10% of the issued share capital
       of the Company for the time being; [Authority
       expires at the conclusion of the next AGM of
       the Company]

9.     Authorize the Company, subject to the provisions          Mgmt          For                            For
       of the Bursa Malaysia Securities Berhad Main
       Market Listing Requirements, and its subsidiaries,
       to enter into recurrent related party transactions
       of a revenue or trading nature with the related
       parties which are necessary for the day-to-day
       operations and/or in the ordinary course of
       business of the Company and its subsidiaries
       on terms not more favorable to the related
       parties than those generally available to the
       public and are not detrimental to the minority
       shareholders of the Company; and [Authority
       the earlier of the conclusion of the next AGM
       of the Company following the AGM at which the
       ordinary resolution for the Proposed Mandate
       will be passed or the expiration of the period
       within which the next AGM after the date it
       is required to be held pursuant to Section
       143 [1] of the Companies Act, 1965 [but shall
       not extend to such extension as may be allowed
       pursuant to Section 143 [2] of the Companies
       Act, 1965]; and authorize the Directors of
       the Company and its subsidiaries to complete
       and do all such acts and things [including
       executing such documents as may be required]
       to give effect to such transactions as authorized
       by this Resolution

10.    Authorize the Directors, subject always to the            Mgmt          For                            For
       Companies Act, 1965, [Act], rules, regulations
       and orders made pursuant to the Act, provisions
       of the Company's Memorandum and Articles of
       Association and Bursa Malaysia Securities Berhad
       [Exchange] Main Market Listing Requirements
       and any other relevant authority, to purchase
       such number of ordinary shares of MYR 0.10
       each in the Company [BToto Shares] through
       the Exchange and to take all such steps as
       are necessary [including the opening and maintaining
       of a central depositories account under the
       Securities Industry [Central Depositories]
       Act, 1991] and enter into any agreements, arrangements
       and guarantees with any party or parties to
       implement, finalize and give full effect to
       the aforesaid purchase with full powers to
       assent to any conditions, modifications, revaluations,
       variations and/or amendments [if any] as may
       be imposed by the relevant authorities from
       time to time and to do all such acts and things
       in the best interests of the Company, subject
       further to the following: the maximum number
       of ordinary shares which may be purchased and
       held by the Company shall be equivalent to
       10% of the total issued and paid-up share capital
       of the Company inclusive of the 5,331,932 BToto
       Shares already purchased and retained as treasury
       shares; the maximum funds to be allocated by
       the Company for the purpose of purchasing the
       ordinary shares shall not exceed the total
       retained profit or share premium reserve of
       the Company or both; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company following the general meeting at
       which such resolution was passed or the expiration
       of the period within which the next AGM after
       that date is required by law to be held]; and
       upon completion of the purchase[s] of the BToto
       Shares or any part thereof by the Company,
       authorize the Directors to deal with any BToto
       Shares so purchased by the Company in the following
       manner: cancel all the BToto Shares so purchased;
       or retain all the BToto Shares as treasury
       shares for future re-sale or for distribution
       as dividend to the shareholders of the Company;
       or retain part thereof as treasury shares and
       subsequently canceling the balance; or any
       other manner as prescribed by the Act, rules,
       regulations and orders made pursuant to the
       Act and the requirements of the Exchange and
       any other relevant authority for the time being
       in force

S.11   Approve the alterations, modifications, deletions         Mgmt          For                            For
       and/or additions to the Company's Articles
       of Association as specified




--------------------------------------------------------------------------------------------------------------------------
 BEZEQ ISRAEL TELECOM LTD                                                                    Agenda Number:  702189831
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2012Q100
    Meeting Type:  EGM
    Meeting Date:  04-Feb-2010
          Ticker:
            ISIN:  IL0002300114
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Elect M. Keret as an External Director for a              Mgmt          For                            For
       statutory 3 year period

2      Approve the following terms of office, pursuant           Mgmt          For                            For
       to M. Keret being elected: a  payment to Mr.
       Keret of an annual remuneration and meeting
       attendance fees in the maximum amount permitted
       by law; b  an issue to him of an indemnity
       undertaking in the same text as approved
       by general meeting for the other     Directors
       and limited in the aggregate to 25% of the
       shareholders' equity

3      Amend the Articles as follows: a  provisions              Mgmt          For                            For
       for co-option of Directors up to the maximum
       permitted by the Articles and provision permitting
       the Board to   continue if a place is vacated;
       and b  providing for up to 3 instead of 4
       classified Directors




--------------------------------------------------------------------------------------------------------------------------
 BEZEQ ISRAEL TELECOM LTD                                                                    Agenda Number:  702247316
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2012Q100
    Meeting Type:  SGM
    Meeting Date:  08-Mar-2010
          Ticker:
            ISIN:  IL0002300114
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve, subject to the completion of transfer            Mgmt          For                            For
       of control of the Company from AP.SB.AR. Holdings
       Ltd to 012 Smile Communication Ltd, the conversion
       of the existing D&O insurance cover to a Run
       Off policy for a period of 7 years; the amount
       of the cover will be reduced and will not exceed
       USD 50 million plus USD 10 million legal costs
       and the premium will not exceed USD 380,500




--------------------------------------------------------------------------------------------------------------------------
 BEZEQ THE ISRAEL TELECOMMUNICATION CORP LTD, TEL AVIZ-JAFFA                                 Agenda Number:  702067085
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2012Q100
    Meeting Type:  SGM
    Meeting Date:  02-Sep-2009
          Ticker:
            ISIN:  IL0002300114
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the distribution of a cash dividend               Mgmt          For                            For
       between the shareholders in a total amount
       of ILS 1,149 million; record date: 22 SEP 2009;
       ex-date: 23 SEP 2009 and payment date: 05 OCT
       2009




--------------------------------------------------------------------------------------------------------------------------
 BEZEQ THE ISRAEL TELECOMMUNICATION CORP LTD, TEL AVIZ-JAFFA                                 Agenda Number:  702283300
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2012Q100
    Meeting Type:  EGM
    Meeting Date:  08-Apr-2010
          Ticker:
            ISIN:  IL0002300114
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Approve the distribution of cash dividend in              Mgmt          For                            For
       the amount of NIS 2,453,000;     Record date
       15 APR 2010, Ex date 18 APR 2010, Payment Date
       03 MAY 2010

2      Approve the bonus for the Chairman in the amount          Mgmt          For                            For
       of NIS 3,444,880

3      Approve the bonus in the amount of NIS 90,000             Mgmt          Against                        Against
       for the Security Manager who    holds office
       as a Director on behalf of the employees




--------------------------------------------------------------------------------------------------------------------------
 BEZEQ THE ISRAEL TELECOMMUNICATION CORP LTD, TEL AVIZ-JAFFA                                 Agenda Number:  702365037
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2012Q100
    Meeting Type:  MIX
    Meeting Date:  20-May-2010
          Ticker:
            ISIN:  IL0002300114
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Approve the Financial Statements and Directors            Mgmt          For                            For
       report for the year 2009

2      Re-appoint Accountant Auditors until the next             Mgmt          For                            For
       AGM and authorize the Board to fix their fees

3.1    Re-appoint Or Elovitch as a officiating Directors,        Mgmt          For                            For
       the external Directors continue in the office
       by provision of law

3.2    Re-appoint Orna Elovitch-Peled as a officiating           Mgmt          For                            For
       Directors, the external Directors continue
       in the office by provision of law

3.3    Re-appoint Arieh Saban as a officiating Directors,        Mgmt          For                            For
       the external Directors continue in the office
       by provision of law

3.4    Re-appoint Eldad Ben-Moshe as a officiating               Mgmt          For                            For
       Directors, the external Directors continue
       in the office by provision of law

3.5    Re-appoint Eli Holzman as a officiating Directors,        Mgmt          For                            For
       the external Directors continue in the office
       by provision of law

3.6    Re-appoint Yehuda Porat as a employee representative      Mgmt          For                            For
       , the external Directors continue in the office
       by provision of law

3.7    Re-appoint Amikam Shorer as a officiating Director,       Mgmt          For                            For
       the external Directors continue in the office
       by provision of law

3.8    Re-appoint Felix Cohen as a officiating Directors,        Mgmt          For                            For
       the external Directors continue in the office
       by provision of law

3.9    Re-appoint Rami Numkin as a employee representative       Mgmt          For                            For
       , the external Directors continue in the office
       by provision of law

3.10   Re-appoint Shaul Elovitch as a officiating Director,      Mgmt          For                            For
       the external Directors continue in the office
       by provision of law

3.11   Re-appoint Shlomo Rudov as a officiating Director,        Mgmt          For                            For
       the external Directors continue in the office
       by provision of law

4      Approve a debt settlement between the Company             Mgmt          For                            For
       and between DBS Satellite Services Ltd., a
       Company connected with the present controlling
       shareholder of Bezeq, relating to the balance
       amounting to NIS 31.5 million owed by DBS to
       the Company in respect of communication services,
       in accordance with which DBS will pay the balance
       plus Value Added Tax to the Company by 36 monthly
       installments of NIS 875,000 each plus interest
       1.5% above prime interest

5      Approve an employment termination agreement               Mgmt          For                            For
       with the outgoing Chief Executive Officer,
       Yaakov Gelbard whereby he will receive NIS
       9 million with a mutual waiver of all claims

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING TYPE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BEZEQ THE ISRAEL TELECOMMUNICATION CORP LTD, TEL AVIZ-JAFFA                                 Agenda Number:  702426900
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2012Q100
    Meeting Type:  SGM
    Meeting Date:  10-Jun-2010
          Ticker:
            ISIN:  IL0002300114
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the management and consultancy agreement          Mgmt          For                            For
       with Eurocom Investments Ltd. for the receipt
       by the Company of services in consideration
       for ILS 1.2 million a year, the agreement will
       be for a period of 3 years unless previously
       cancelled by either party giving 3 months notice,
       the controlling shareholder of the Company
       is also the controlling shareholder of the
       Eurocom

2.     Approve the issue of an indemnity undertaking             Mgmt          For                            For
       to the new Directors of the Company, or Elovitch,
       Ora Eloveitch-Peled and Shaul Elovitch, who
       are owners of control, as well as the other
       new Directors, limited in the aggregate to
       25% of the shareholders equity

3.     Approve the agreement with Eurocom relating               Mgmt          For                            For
       to the purchase of Nokia products and the grant
       of maintenance services to such products




--------------------------------------------------------------------------------------------------------------------------
 BHARAT ELECTRONICS LTD                                                                      Agenda Number:  702085386
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0881Q117
    Meeting Type:  AGM
    Meeting Date:  25-Sep-2009
          Ticker:
            ISIN:  INE263A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the profit and loss account             Mgmt          For                            For
       for the YE 31 MAR 2009 and the balance sheet
       as at that date and the reports of the Directors
       and the Auditors thereon

2.     Approve to confirm the interim dividend and               Mgmt          For                            For
       declare final dividend on equity shares

3.     Re-appoint Mr. H.S. Bhadoria as a Director,               Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. I.V. Sarma as a Director, who              Mgmt          For                            For
       retires by rotation

5.     Re-appoint Lt. Gen P. Mohapatra as a Director             Mgmt          For                            For
       of the Company, who retires by rotation, to
       hold office up to the date of this AGM and
       for the appointment of whom the Company has
       received a notice under Section 257 of the
       Companies Act 1956 from a member proposing
       his candidacy for the office of Director

6.     Re-appoint Lt. Gen [Retd] G. Sridharan as a               Mgmt          For                            For
       Director of the Company, who retires by rotation,
       to hold office up to the date of this AGM and
       for the appointment of whom the Company has
       received a notice under Section 257 of the
       Companies Act 1956 from a member proposing
       his candidacy for the office of Director

7.     Re-appoint Mr. H.N. Ramakrishna as a Director             Mgmt          For                            For
       of the Company, who retires by rotation, to
       hold office up to the date of this AGM and
       for the appointment of whom the Company has
       received a notice under Section 257 of the
       Companies Act 1956 from a member proposing
       his candidacy for the office of Director




--------------------------------------------------------------------------------------------------------------------------
 BHARAT FORGE LTD                                                                            Agenda Number:  702227251
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y08825179
    Meeting Type:  OTH
    Meeting Date:  22-Feb-2010
          Ticker:
            ISIN:  INE465A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

S.1    Authorize the Board of Directors of the Company           Mgmt          For                            For
       (hereinafter referred to as the Board, which
       term shall include any Committee thereof),
       in accordance with the provisions of Sections
       81(1A), 192A and other applicable provisions,
       if any, of the Companies act, 1956 (including
       any amendments or re-enactment thereof) (Companies
       Act), if any, and subject to such approvals,
       permissions, consents and sanctions as may
       be necessary from the Government of India (GOI),
       the Reserve Bank of India (RBI), the provisions
       of the Foreign Exchange Management Act, 1999
       (FEMA), the Foreign Exchange Management (Transfer
       Or Issue Of Security By A Person Resident Outside
       India) Regulations, 2000, the Issue Of Foreign
       Currency Convertible Bonds And Ordinary Shares
       (Through Depository Receipt Mechanism) Scheme,
       1993 and subject to the necessary approvals,
       consents, permissions and/or sanctions of the
       Ministry of Finance (Department of Economic
       Affairs) and Ministry of Industry (Foreign
       Investment Promotion Board/Secretariat for
       Industrial Assistance) and all other Ministries/Departments of the GOI, RBI and the Securities and Exchange
       Board of India (SEBI) and/or any other competent
       authorities and the enabling provisions of
       the Memorandum and Articles of Association
       of the Company, the listing agreements entered
       into by the Company with the stock exchanges
       where the Company's shares are listed and in
       accordance with the regulations and guidelines
       issued by the GOI, RBI, SEBI and any competent
       authorities and clarifications issued thereon
       from time to time and subject to all other
       necessary approvals, permissions, consents
       and sanctions of concerned statutory and other
       authorities and subject to such conditions
       and modifications as may be prescribed by any
       of them while granting such approvals, permissions,
       consents and sanctions and which may be agreed
       to by the Board, in its absolute discretion,
       to create, offer, issue and allot in one or
       more tranches whether rupee denominated or
       denominated in foreign currency, in the course
       of domestic/international offerings representing
       equity shares, equity shares through global
       depository receipts (GDRS), American Depository
       Receipts (ADRS), debentures or bonds whether
       partly/optionally/fully convertible and/or
       securities linked to equity shares and/or non-convertible
       debentures or any other security permissible
       by Indian Law including foreign currency convertible
       bonds and/or any other financial instruments
       (OFIS) convertible into or linked to equity
       shares or with or without detachable warrants
       with a right exercisable by the warrant holders
       to convert or subscribe to the equity shares
       or otherwise, in registered or bearer form
       secured or unsecured such that the total amount
       raised through the aforesaid securities (as
       detailed below) should not exceed USD 150 million
       (with or without greenshoe option) or its Indian
       rupee equivalent INR 7200 million (at an exchange
       rate of INR 48 per US dollar), of incremental
       funds for the Company CONTD.

       CONTD. inclusive of such premium as may be from           Non-Voting    No vote
       time to time decided (hereinafter referred
       to as securities, which shall include the specified
       securities as detailed below) to any person
       including qualified institutional buyers, foreign/resident investors whether domestic/ foreign institutions,
       promoters, employees of the company, non-resident
       Indians, Indian Public Companies, corporate
       bodies (whether incorporated in India or abroad),
       trusts, mutual funds, banks, insurance Companies,
       pension funds, individuals or otherwise, (collectively
       called the investors), through public issue(s),
       rights issue, preferential issue and/or private
       placement(s), qualified institutional placements
       or a combination thereof at such time or times,
       at such price or prices, at a discount or premium
       to the market price or prices in such manner
       and on such terms and conditions including
       premium, security, rate of interest, tenor
       etc., as may be decided by and deemed appropriate
       by the board, subject to applicable law, in
       its absolute discretion including the discretion
       to determine the categories of investors to
       whom the offer, issue and allotment shall be
       made to the exclusion of all other categories
       of investors at the time of such issue and
       allotment considering the prevailing market
       conditions and other relevant factors wherever
       necessary in consultation with the lead managers,
       as the Board in its absolute discretion may
       deem fit and appropriate; that pursuant to
       the provisions of Section 81(1A) and other
       applicable provisions, if any, of the Companies
       act, the provisions of Chapter VIII of the
       Securities and Exchange Board of India (Issue
       of Capital and Disclosure Requirements) Regulations,
       2009 (SEBI ICDR) and the provisions of the
       Foreign Exchange Management Act, 2000 (FEMA),
       Foreign Exchange Management (Transfer Or Issue
       Of Security By A Person Resident Outside India)
       Regulations, 2000, the Memorandum and Articles
       of Association of the Company, listing agreements
       with each of the stock exchanges where the
       Company's equity shares are listed, the Board
       of Directors may at their absolute discretion,
       in terms of the preceding resolution, issue,
       offer and allot in 1 or more tranches equity
       shares or fully convertible debentures (FCDS)/partly
       convertible debentures (PCDS)/ optionally convertible
       debentures (OCDS), redeemable non convertible
       debentures (NCDS) (secured or otherwise) with
       or without attached warrants, with a right
       exercisable by the warrant holder to exchange
       with equity shares of the Company at a later
       date (hereinafter referred to as warrants),
       also any other securities in accordance with
       applicable Law, whether convertible into or
       exchangeable with equity shares at a later
       date or not (herein after referred to as specified
       securities) for an amount not exceeding USD
       150 million with or without greenshoe option)
       or its Indian rupee equivalent INR 7200 million
       (at an exchange rate of INR 48 per US dollar),
       of incremental funds for the Company to qualified
       institutional buyers (QIBS) pursuant to a qualified
       institutional placement (QIP), as provided
       under SEBI ICDR regulations and such issue
       and allotment to be made on such terms and
       conditions as may be decided by the Board at
       the time of issue or allotment of the specified
       securities; CONTD.

       CONTD. that in the event that securities convertible      Non-Voting    No vote
       into equity shares are issued under SEBI ICDR
       regulations, the relevant date for the purpose
       of pricing of the securities, shall be the
       date of the meeting in which the Board decides
       to open the issue of the specified securities
       subsequent to the receipt of shareholders approval
       in terms of Section 81(1A) and other applicable
       provisions, if any, of the Companies act and
       other applicable Laws, regulations and guidelines
       in relation to the proposed issue of specified
       securities through a qualified institutional
       placement in accordance with the SEBI ICDR
       regulations as mentioned above; that in the
       event that non-convertible debentures with
       or without warrants with a rights exercisable
       by the warrant holder to exchange with equity
       shares of the Company are issued the relevant
       date for determining the price of the equity
       shares of the Company, if any, to be issued
       upon exchange of the warrants, shall be the
       date of the meeting in which the Board (which
       expression includes any Committee thereof constituted
       or to be constituted) decides to open the proposed
       issue of the NCDS in accordance with the SEBI
       ICDR regulations; that pursuant to the provisions
       of and further to the existing consents under
       Section 293(1)(a) and other applicable provisions
       of the Companies Act consent of the Members
       be and is hereby granted to the Board to create
       the security, if necessary for all or any of
       the securities to be issued by the creation
       of the mortgage and/or charge on all or any
       of the Company's immovable/movable assets,
       both present and future, in such form and manner
       and on such terms as may be deemed fit and
       appropriate by the Board; that the equity shares
       as may be required to be issued and allotted
       upon exchange with the warrants shall rank
       pari passu inter-se with the then existing
       equity shares of the Company, in all respects
       or if permitted by applicable law, as may be
       otherwise determined by the Board of Directors;
       that such of the securities to be issued as
       are not subscribed may be disposed off by the
       Board in such manner and/or on such terms and
       conditions, including offering or placing them
       with QIBS, as the Board may deem fit and proper,
       in its sole and absolute discretion; that for
       the purpose of giving effect to the above,
       the Board, wherever required in consultation
       with the merchant banker(s) and 1 or other
       advisor(s), to determine the form, terms and
       timing of the issue(s)/offering(s), including
       the selection of QIBS to whom the securities
       are to be offered, issued and allotted and
       matters related thereto, as the Board may decide,
       in its sole and absolute discretion; that without
       prejudice to the generality of the above, the
       aforesaid securities may have such features
       CONTD.

       CONTD. and attributes or any terms or combination         Non-Voting    No vote
       of terms in accordance with international practices
       to provide for the tradability and free transferability
       thereof as per the prevailing practices and
       regulations in the capital markets including
       but not limited to the terms and conditions
       in relation to payment of interest, additional
       interest, premium on redemption, prepayment
       and any other debt service payments whatsoever
       including terms for issue of additional equity
       shares or variation of the conversion price
       of the securities during the duration of the
       securities and in its absolute discretion in
       such manner as it may deem fit, to dispose
       off such of the securities that are not subscribed;
       (i) the securities to be so created, offered,
       issued and allotted shall be subject to the
       provisions of the Memorandum and Articles of
       Association of the Company; and (ii) the underlying
       equity shares, if any, shall rank pari passu
       with the then existing equity shares of the
       Company; that the issue of equity shares underlying
       the securities to the holders of the securities
       shall, inter alia, be subject to the specified
       terms and conditions: (a) in the event of the
       Company making a bonus issue by way of capitalization
       of its profits or reserves prior to the allotment
       of the equity shares, the number of shares
       to be allotted shall stand augmented in the
       same proportion in which the equity share capital
       increases as a consequence of such bonus issue
       and the premium, if any, shall stand reduced
       pro tanto; (b) in the event of the Company
       making a rights offer by issue of equity shares
       prior to the allotment of the equity shares,
       the entitlement to the equity shares shall
       stand increased in the same proportion as that
       of the rights offer and such additional equity
       shares shall be offered to the holders of the
       securities at the same price at which the same
       are offered to the then existing shareholders;
       and (c) in the event of any merger, amalgamation,
       takeover or any other re-organization or split
       or consolidation of the equity shares or re-classification into other securities, the number of shares,
       the price and the time period as aforesaid
       shall be suitably adjusted; to appoint lead
       managers, underwriters, guarantors, depositories,
       custodians, registrars, trustees, bankers,
       lawyers, advisors and all such agencies as
       may be involved or concerned in such offerings
       of securities and to remunerate them by way
       of commission, brokerage, fees or the like
       and also to enter into and execute all such
       arrangements, agreements, memorandum, documents,
       etc., with such agencies and also to seek the
       listing of such securities on one or more national
       and international stock exchange(s) and the
       equity shares to be issued on conversion of
       the securities as set forth in the aforesaid
       resolution, if any, on any stock exchange(s),
       authorizing any Director(s) or any Officer(s)
       of the Company to sign for and on behalf of
       the Company, the offer document(s), agreement(s),
       arrangement(s), application(s), authority letter(s),
       or any other related paper(s)/document(s) and
       give any undertaking(s), affidavit(s), certificate(s),
       declaration(s) as he may in his absolute discretion
       deem fit including the authority to amend or
       modify the aforesaid document(s); to issue
       and allot such number of equity shares as may
       be required to be issued and allotted upon
       conversion of any securities or as may be necessary
       in accordance with the terms of the offering,
       all such equity shares ranking pari passu with
       the then existing equity shares of the company
       in all respects, except the right as to dividend
       which shall be as provided under the terms
       of the issue and in the offering documents;
       CONTD.

       CONTD. for the purpose of giving effect to the            Non-Voting    No vote
       above, to determine the form and terms of the
       issue(s), including the class of investors
       to whom the securities are to be allotted,
       number of securities to be allotted in each
       tranche, issue price, face value, premium amount
       on issue/conversion of securities/exercise
       of warrants/redemption of securities, rate
       of interest, redemption period, listings on
       1 or more Stock exchanges in India and/or abroad,
       appoint lead managers, and other agencies as
       the Board in its absolute discretion deems
       fit and to make and accept any modifications
       in the proposal as may be required by the authorities
       involved in such issues in India and/or abroad
       and to settle any questions or difficulties
       that may arise in regard to the issue(s); to
       form a Committee or delegate all or any of
       its powers to any Committee of Directors, person
       and/or employee of the Company individually
       or as a Committee of such persons/employee,
       on such terms & conditions as it may deem fit
       and revoke & substitute such delegation as
       permitted by the regulatory authorities, the
       Companies act and the other applicable provisions,
       to give effect to the aforesaid resolutions
       and is authorized to take such steps and to
       do all such acts, deeds, matters and things
       and accept any alterations or modification(s)
       as they may deem fit and proper and give such
       directions as may be necessary to settle any
       question or difficulty that may arise in regard
       to issue and allotment of equity shares including
       but not limited to: a) approving the offer
       document and flung the same with any authority
       or persons as may be required; b) taking decision
       to open the issue, decide bid opening and closing
       date; c) approving the issue price, the number
       of equity shares to be allotted, the basis
       of allocation and allotment of equity shares;
       d) arranging the delivery and execution of
       all contracts, agreements and all other documents,
       deeds and instruments as may be required or
       desirable in connection with the issue of equity
       shares by the Company; e) opening separate
       special account(s) with a scheduled bank to
       receive monies in respect of the issue of the
       securities; f) making applications for listing
       of the securities of the company on 1 or more
       stock exchange(s) and to execute and to deliver
       or arrange the delivery of the listing agreement(s)
       or equivalent documentation to the concerned
       stock exchange(s); g) finalization of the allotment
       of the securities on the basis of the bids
       received; h) finalization of and arrangement
       for the submission of the placement document(s)
       and any amendments/supplements thereto, with
       any government and regulatory authorities,
       institutions or bodies as may be required;
       CONTD.

       CONTD. i) approval of the preliminary and final           Non-Voting    No vote
       placement document (including amending, varying
       or modifying the same, as may be considered
       desirable or expedient) as finalized in consultation
       with the lead managers/underwriters/advisors
       in accordance with applicable laws, rules,
       regulations and guidelines; j) finalization
       of the basis of allotment in the event of over
       subscription; k) acceptance and appropriation
       of the proceeds of the issue of the securities;
       l) authorization of the maintenance of a register
       of holders of the securities; m) authorize
       any Director or Directors of the Company or
       Other Officer or Officers of the Company, including
       by the grant of power of attorneys, to do such
       acts, deeds and things as authorized person
       in its absolute discretion may deem necessary
       or desirable in connection with the issue and
       allotment of the securities; n) seeking, if
       required, the consent of the Company's lenders,
       parties with whom the Company has entered into
       various commercial and other agreements, all
       concerned government and regulatory authorities
       in India and any other consents that may be
       required in connection with the issue and allotment
       of the securities; o) seeking the listing of
       the securities on any Indian Stock Exchange,
       submitting the listing application to such
       stock exchange and taking all actions that
       may be necessary in connection with obtaining
       such listing; p) giving or authorizing the
       giving by concerned persons of such declarations,
       affidavits, certificates, consents and authorities
       as may be required from time to time; and q)
       deciding the pricing and terms of the securities
       and all other related matters; that upon the
       above resolution being passed, the resolution
       passed on 01 OCT 2009 shall stand superseded

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting    No vote
       OPTION FOR THIS MEETING. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BHARAT FORGE LTD, PUNE                                                                      Agenda Number:  702037359
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y08825179
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2009
          Ticker:
            ISIN:  INE465A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2009 and the profit and loss account for
       the YE on 31 MAR 2009 and the reports of the
       Directors and the Auditors

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Mr. B.P. Kalyani as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. S.E. Tandale as a Director, who            Mgmt          For                            For
       retires by rotation

5.     Re-appoint Mr. P.K. Maheshwari as a Director,             Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Mr. S.M. Thakore as a Director, who            Mgmt          For                            For
       retires by rotation

7.     Re-appoint Messrs. Dalal and Shah, Chartered              Mgmt          For                            For
       Accountants, Mumbai, as the Auditors of the
       Company until the conclusion of the next AGM
       of the Company and authorize the Board of Directors
       to fix their remuneration for the period

8.     Appoint Mr. P.H. Ravi Kumar as the Director               Mgmt          For                            For
       of the Company, liable to retire by rotation

9.     Approve that, pursuant to the provisions of               Mgmt          For                            For
       Sections 198, 269, and 309 and other applicable
       provisions, if any, of the Companies Act, 1956
       and subject to the approvals, as may be necessary,
       approval of the Members be given to the re-appointment
       of Mr. Amit B. Kalyani as an Executive Director
       of the Company for a period of 5 years from
       11 MAY 2009 to 10 MAY 2014 on the specified
       terms of remuneration in the terms of Schedule
       XIII of the Companies Act, 1956 relating to
       the Managerial remuneration; authorize the
       Board of Directors of the Company to approve
       annual increments and to make such improvements
       in the terms of remuneration to Mr. Amit B.
       Kalyani as may be permissible under and by
       any amendments of Schedule XIII to the Companies
       Act, 1956 or by way of any Government guidelines
       or instructions, the intention being that no
       further approval of the Company will be required
       so long as remuneration of the Executive Director
       is not in excess of the maximum permissible
       under relevant laws, rules, regulations, guidelines
       or instructions as may be promulgated or issued
       after the date of this meeting

S.10   Approve that, pursuant to the provisions of               Mgmt          For                            For
       Sections 309 and other applicable provisions,
       if any, of the Companies Act, 1956, if any,
       and subject to such requisite approvals, consents
       and permission, as may be required, approval
       of the Members be given to the payment and
       distribution for a period of 5 years, for each
       FY commencing from 01 APR 2009, of a commission
       not exceeding 1% of the Net profits of the
       Company calculated in accordance with the provisions
       of Sections 198, 349, 350 and 351 of the Companies
       Act, 1956, amongst the Directors of the Company
       or any one or more of them [other than the
       Managing Director and whole-time Director]
       in such manner and in all respects as may be
       decided by the Board of Directors of the Company
       from time to time and such payment shall be
       made in respect of the profits of the Company
       for each year; provide that for the purpose
       of calculating the commission payable for any
       part of the FY of the Company, the profits
       shall be deemed to have accrued or arisen at
       any even rate throughout the year and shall
       be apportioned Pro Rata on time basis, the
       intention being that the commission shall be
       paid at the aforesaid rate in respect of the
       proportionate profits of the Company calculated
       on the aforesaid basis for the part of any
       year in respect of which the Directors are
       to be paid such Commission

11.    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in supersession of the resolution passed at
       the EGM of the Company held on 30 MAR 2005
       and pursuant to Section 293(1)(d) and other
       applicable provisions, if any, of the Companies
       Act, 1956, to borrow money for an on behalf
       of the Company from time to time as and when
       required by the Company, provided that the
       money so borrowed [Apart from the temporary
       loans obtained from time to time by the Company
       from its Bankers in the ordinary course of
       its business] shall not exceed INR 15,000 Million
       over and above the aggregate of the paid up
       capital of the Company and its free reserves,
       that is to say, reserves not set apart for
       any specific purpose, as the Board may from
       time to time deem necessary

12.    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [hereinafter referred as the Board which term
       shall be deemed to include any Committee thereof
       for the time being exercising the powers conferred
       on the Board by this resolution], under Section
       293(1)(a) and other applicable provisions,
       if any, of the Companies Act, 1956, to mortgage/charge
       and/or also to create liens, charges and all
       other encumbrances of whatsoever nature on
       all or any of the Company's immovable and movable
       properties and the whole or substantially the
       whole of all or nay of the undertakings of
       the Company, wheresoever situate, present and
       future, together with power to take over the
       Management of the business and concern of the
       Company in certain events, in such form and
       in such manner as the Board may think fit and
       proper, in favour of the Banks/Institutions/other
       Lenders/ Trustees of the holders of the securities,
       aggregating to a nominal value not exceeding
       INR 30,000 Million to be issued from time to
       time in one or more tranches under its borrowing
       powers, to secure the principal amount together
       with the interest, compound interest and all
       other costs, charges and expenses and all other
       monies as may become due and payable by the
       Company in that behalf and to vary or modify
       existing securities, from time to time, in
       such manner and in such form on all or any
       of the properties or part of any of the property
       and the undertakings of the Company, both present
       and future, as may be decided by the Board
       and as agreed to by the said Banks/ Institutions/other
       Lenders/ Trustees of the holders of securities
       issued hereunder and the existing or future
       series of Debentures/Bonds or any other Lenders,
       Bankers and Financial Institutions, both present
       and future, to secure existing series of Debentures
       Loans, Financial Facilities as may be obtained
       by the Company from time to time and as may
       be deemed appropriate by the Board; authorize
       the Board to sign and execute all such documents,
       deeds and writings and to do all such acts,
       deeds, matters and things as may be necessary
       for giving effect to the above resolution




--------------------------------------------------------------------------------------------------------------------------
 BHARAT FORGE LTD, PUNE                                                                      Agenda Number:  702086821
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y08825179
    Meeting Type:  EGM
    Meeting Date:  01-Oct-2009
          Ticker:
            ISIN:  INE465A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board, in accordance with the               Mgmt          For                            For
       provisions of Section 81(1A) and other applicable
       provisions, if any, of the Companies Act, 1956
       including any amendments hereto or re-enactment
       thereof )[Companies Act] and subject to such
       approvals, permissions, consents and sanctions
       as may be necessary from the Government of
       India (GOF), the Reserve Bank of India (RBI),
       the provisions of the Foreign Exchange Management
       act, 1999 [FEMA], the foreign exchange management
       (transfer or issue of security by a person
       resident outside India) regulations, 2000 the
       issue of foreign currency convertible bonds
       and ordinary shares [through depository receipt
       mechanism] Scheme, 1993, and subject to the
       necessary approvals. consents, permissions
       and / or sanctions of the ministry of finance
       [department of economic affairs] and ministry
       of industry [foreign investment promotion Board
       / Secretariat for industrial assistance] and
       all other ministries / departments of the GOI,
       RBI and the securities and Exchange Board of
       India [SEBI] and / or any other competent authorities
       and the enabling provisions of the Memorandum
       and Articles of Association of the Company.
       the Listing agreements entered into by the
       Company with the Stock Exchanges where the
       Company's shares are listed and in accordance
       with the regulations and guidelines issued
       by the GOI, RBI, SEBI and any competent authorities
       and clarifications issued thereon from time
       to time and subject to all other necessary
       approvals, permissions, consents and sanctions
       of concerned statutory and other authorities
       and subject to such conditions and modifications
       as may be prescribed by any of them while granting
       such approvals, permissions, consents and sanctions,
       and which may be agreed to by the Board of
       Directors of the Company [hereinafter referred
       to as the Board which term shall include any
       committee thereof], in its absolute discretion,
       to create. offer, issue and allot in one or
       more tranches whether rupee denominated or
       denominated in foreign currency, in the course
       of Domestic/ International offerings representing
       equity shares through Global Depository Receipts
       (GDRS), debentures or bonds whether partly/optionally/fully convertible and/or securities linked to equity
       shares including foreign currency convertible
       bonds and / or any other financial instruments
       (OFIS) convertible into or linked to equity
       shares or with or without detachable warrants
       with a right exercisable by the warrant holders
       to convert or subscribe to the equity shares
       or otherwise, in registered or bearer form
       secured or unsecured such that the total amount
       raised through the aforesaid securities [as
       detailed below] should not exceed USD 150,
       million [with or without greenshoe option]
       or its Indian rupee equivalent INR 7200 million
       (at an exchange rate of INR 48 per US dollar),
       of incremental funds for the Company [hereinafter
       referred to as securities, which shall include
       the specified securities as detailed below)
       to any person including foreign / resident
       investors whether Domestic / Foreign institutions,
       promoters, employees of the Company, Non Resident
       Indians, Indian Public Companies, corporate
       bodies, trusts, mutual funds, banks, insurance
       Companies, pension funds, individuals or otherwise,
       [collectively called the ''investors''], through
       public issue(s), private placement(s} or a
       combination thereof at such time or times,
       at such price or prices, at a discount or premium
       to the market price or prices in such manner
       and on such terms and conditions including
       security, rate of interest, etc, as may be
       decided by and deemed appropriate by the Board,
       subject to applicable law, in its absolute
       discretion including the discretion to determine
       the categories of investors to whom the offer
       issue and allotment shall be made to the exclusion
       of all other categories of investors at the
       time of such issue and allotment considering
       the prevailing market conditions and other
       relevant factors wherever necessary in consultation
       with the Lead Managers, as the Board in its
       absolute discretion may deem fit and appropriate;
       pursuant to the provisions of Section 81(1A)
       and other applicable provisions, if any, of
       the Companies act, the provisions of chapter
       XIIIA guidelines for qualified institutions
       placement of the SEBI [disclosure and investor
       protection] guidelines, 2000 [SEBI guidelines]
       and the provisions of the foreign exchange
       management act, 2000 (FEMA), foreign exchange
       management [transfer or issue of security by
       a person resident outside India] regulations,
       2000, the Memorandum and the Articles of Association
       of the Company, listing agreements with each
       of the Stock Exchanges where the Company's
       equity shares are listed, the Board of Directors
       may at their absolute discretion, in terms
       of the preceding resolution, issue, offer and
       allot in 1 or more tranches, equity shares
       or fully convertible debentures (FCDS) partly
       convertible debentures (PCDS) optionally convertible
       debentures (OCOS) or any other securities,
       which are convertible into or exchangeable
       with equity shares at a later date [herein
       after referred to as ''specified securities'']
       for an amount not exceeding USD150 million
       [with or without greenshoe option] or its Indian
       rupee equivalent INR 7200 million [at an exchange
       rate of INR 48 per US dollar], of incremental
       funds for the Company to qualified institutional
       buyers pursuant to a qualified institutional
       placement, as provided under chapter XIIIA
       of SEBI guidelines and such issue and allotment
       to be made on such terms and conditions as
       may be decided by the Board at the time of
       issue or allotment of the specified securities;
       CONTD.

       CONTD. in the event that securities convertible           Non-Voting    No vote
       into equity shares are issued under chapter
       XIIIA of the SEBI DIP guidelines, the relevant
       date for the purpose of pricing of the securities,
       shall be the meeting in which the Board [which
       expression includes any committee thereof constituted
       or to be constituted) decides to open the issue
       of the specified securities subsequent to the
       receipt of shareholders approval in terms of
       section 81 (1A) and other applicable provisions,
       if any, of the Companies act and other applicable
       laws, regulations and guidelines in relation
       to the proposed issue of specified securities
       through a qualified institutional placement
       in accordance with the SEBI guidelines as mentioned
       above or the date on which the holder of such
       securities becomes entitled to apply for equity
       shares against such securities; authorize the
       Board without prejudice to the generality of
       the above, the aforesaid securities may have
       such features and attributes or any terms or
       combination of terms in accordance with international
       practices to provide for the tradability and
       free transferability thereof as per the prevailing
       practices and regulations in the capital markets
       including but not limited to the terms and
       conditions in relation to payment of interest,
       additional interest, premium on redemption,
       prepayment and any other debt service payments
       whatsoever including terms for issue of additional
       equity shares or variation of the conversion
       price of the securities during the duration
       of the securities in its absolute discretion
       in such manner as it may deem fit, to dispose
       off such of the securities that are not subscribed;
       the securities to be so created, offered, issued
       and allotted shall be subject to the provisions
       of the Memorandum and the Articles of Association
       of the Company; and the underlying equity shares
       shall rank pari passu with the then existing
       equity shares of the Company; the issue of
       equity shares underlying the securities to
       the holders of the securities shall, inter
       alia, be subject to the following terms and
       conditions: A) in the event of the Company
       making a bonus issue by way of capitalization
       of its profits or reserves prior to the allotment
       of the equity shares, the number of shares
       to be allotted shall stand augmented in the
       same proportion in which the equity share capital
       increases as a consequence of such bonus issue
       and the premium, if any, shall stand reduced
       Pro Tanto; B)in the event of the Company making
       a rights offer by issue of equity shares prior
       to the allotment of the equity shares, the
       entitlement to the equity shares shall stand
       increased in the same proportion as that of
       the rights offer and such additional equity
       shares shall be offered to the holders of the
       securities at the same price at which the same
       price or which are same are offered to the
       then existing shareholders; and C) in the event
       of any merger, amalgamation, takeover or any
       other re-organization, the number of shares,
       the price and the time period as aforesaid
       shall be suitably adjusted; authorize the Board
       to appoint Lead managers, underwriters, guarantors,
       depositories, custodians, registrars, trustees,
       bankers, lawyers, advisors and all. such agencies
       as may be involved or concerned in such offerings
       of securities and to remunerate them by way
       of commission, brokerage, fees or the like
       and also to enter into and execute all such
       arrangements, agreements, memorandum, documents,
       etc, with such agencies and also to seek the
       listing of such securities on 1 or more national
       and international stock exchange{s) and the
       equity shares to be issued on conversion of
       the securities as set forth in the aforesaid
       resolution, if any, on any stock exchange{s),
       authorizing any Director(s) or any officer(s}
       of the Company to sign for and on behalf of
       the Company the offer document(s), agreement{s),
       arrangement(s), application{s), authority letter(s)
       or any other related paper(s) document(s) and
       give any undertaking(s), affidavit(s), certificate(s),
       declaration(s) as he may in his absolute discretion
       deem fit including the authority to amend or
       modify the aforesaid document(s); to issue
       and allot such number of equity shares as may
       be required to be issued and allotted upon
       conversion of any securities or as may be necessary
       in accordance with the terms of the offering,
       all such equity shares ranking pari passu with
       the then existing equity shares of the Company
       in all respects, except the right as to dividend
       which shall be as provided under the terms
       of the issue and in the offering documents;
       authorize the Board, for the purpose of giving
       effect to the above, to determine the form
       and terms of the issue(s), including me class
       of investors to whom the securities are to
       be allotted, number of securities to be allotted
       in each tranche, issue price, face value, premium
       amount on issue/conversion of securities/ exercise
       of warrants/redemption of securities, rate
       of interest, redemption period, listings on
       1 or more stock exchanges in India and/or Abroad,
       appoint lead managers, and other agencies as
       the Board in its absolute discretion deems
       fit and to make and accept any modifications
       in the proposal as may be required by the authorities
       involved in such issues in India and/or Abroad,
       to appoint Lead Manager, and other Agencies
       as the Board in its absolute discretion deem
       fit and to make and accept any modification
       in the proposal as may be required by the authorities
       involved in such issue in India and/or abroad
       and to settle any questions or difficulties
       that may arise in regard to the issue(s); CONTD.

       CONTD. authorize the Board to form a Committee            Non-Voting    No vote
       or delegate all or any of its power to any
       committee of Directors to give effect to the
       aforesaid resolutions and is authorized to
       take such steps and to do all such acts, deeds,
       matters and things and accept any alterations
       or modification(s) as they may deem fit proper
       and give such directions as may be necessary
       to settle any question or difficulty that may
       arise in regard to issue and allotment of equity
       shares including but not limited to: a) approving
       the offer document and flung the same with
       any authority or persons as may be required;
       b) taking decision to open the issue, decide
       bid opening and closing date; c) approving
       the issue price. the number of equity shares
       to be allotted, the basis of allocation and
       allotment of equity shares; d) arranging the
       delivery and execution of all contracts, agreements
       and all other documents, deeds, and instruments
       as may be required or desirable in connection
       with the issue of equity shares by the Company;
       e) opening separate special account(s) with
       a scheduled bank to receive monies in respect
       of the issue of the securities; f) making applications
       for using of the securities of the Company
       on one or more stock exchange{s) and to execute
       and to deliver or arrange the delivery of the
       listing agreement(s) or equivalent documentation
       to the concerned stock exchange(s); g) finalization
       of the allotment of the securities on the basis
       of the bids received; h) finalization of and
       arrangement for the submission of the placement
       document(s) and any amendments supplements
       thereto, with any government and regulatory
       authorities, institutions or bodies as may
       be required; i) approval of the preliminary
       and final placement document (including amending,
       varying or modifying the same, as may be considered
       desirable or expedient) as finalized in consultation
       with the lead managers / underwriters / advisors
       in accordance with applicable laws, rules,
       regulations and guidelines; j) finalization
       of the basis of allotment in the event of oversubscription;
       k) acceptance and appropriation of the proceeds
       of the issue of the securities; l) authorization
       of the maintenance of a. register of holders
       of the securities; m) authorize any Director
       or Directors of the Company or other officer
       or officers of the Company, including by the
       grant of power of attorneys, to do such acts,
       deeds and things as authorized person in its
       absolute discretion may deem necessary or desirable
       in connection with the issue and allotment
       of the securities; n) seeking, if required,
       the consent of the Company's lenders, parties
       with whom the Company has entered into various
       commercial and other agreements, all concerned
       government and regulatory authorities in India,
       and any other consents that may be required
       in connection with the issue and allotment
       of the securities; o) seeking the listing of
       the securities on any Indian Stock Exchange,
       submitting the listing application to such
       stock exchange and taking all actions that
       may be necessary in connection with obtaining
       such listing; p) giving or authorizing the
       giving by concerned persons of such declarations,
       affidavits, certificates, consents and authorities
       as may be required from time to time; q) and
       deciding the pricing and terms of the securities,
       and all other related matters

S.2    Amend the Article 133 of the Articles of Association      Mgmt          For                            For
       of the Company as specified

3.     Approve, pursuant to the provisions of sections           Mgmt          For                            For
       258, 259 and other applicable provisions of
       the Companies act, 1956 and subject to the
       approvals of the Central government, the number
       of Directors on the Board of Directors of the
       Company, to increase from 17 to 19, excluding
       debenture Directors, permanent Directors, Special
       Directors and nominee Directors, if any




--------------------------------------------------------------------------------------------------------------------------
 BHARAT HEAVY ELECTRICALS LTD                                                                Agenda Number:  702083382
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0882L117
    Meeting Type:  AGM
    Meeting Date:  17-Sep-2009
          Ticker:
            ISIN:  INE257A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet of the Company as at 31 MAR 2009 and
       the profit & loss account for the FYE on that
       date together with the Directors' report and
       the Auditors' report thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Shri. Anil Sachdev as a Director,              Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Shri. B.P. Rao as a Director, who              Mgmt          For                            For
       retires by rotation

5.     Approve to fix the remuneration of the Auditors           Mgmt          For                            For

6.     Appoint Shri. Ashok Kumar Basu as a Director              Mgmt          For                            For
       of the Company

7.     Appoint Shri. M.A. Pathan as a Director of the            Mgmt          For                            For
       Company

8.     Appoint Smt. Reva Nayyar as a Director of the             Mgmt          For                            For
       Company

9.     Appoint Shri. Rajiv Bansal as a Director of               Mgmt          For                            For
       the Company

10.    Appoint Shri. Saurabh Chandra as a Director               Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 BHARAT PETROLEUM CORP LTD                                                                   Agenda Number:  702071046
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0882Z116
    Meeting Type:  AGM
    Meeting Date:  08-Sep-2009
          Ticker:
            ISIN:  INE029A01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited profit & loss               Mgmt          For                            For
       account for the YE 31 MAR 2009, the balance
       sheet as at that date and the reports of the
       Board of Directors and the Statutory Auditors
       and the comments of the Comptroller & the Auditor
       General of India, thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Prof. N. Venkiteswaran as a Director,          Mgmt          For                            For
       who retires by rotation in pursuance of Section
       256 of the Companies Act, 1956

4.     Re-appoint Shri. P. K. Sinha, Additional Secretary        Mgmt          For                            For
       & Financial Advisor, Ministry of Petroleum
       and Natural Gas, as a Director, who retires
       by rotation in pursuance of Section 256 of
       the Companies Act, 1956

5.     Appoint, pursuant to Section 257 and other applicable     Mgmt          For                            For
       provisions, if any, of the companies Act, 1956,
       Shri T. Balakrishnan, Principal Secretary,
       Industries & Commerce and Government of Kerala
       as a Director of the Company




--------------------------------------------------------------------------------------------------------------------------
 BHARTI AIRTEL LTD                                                                           Agenda Number:  702017319
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0885K108
    Meeting Type:  OTH
    Meeting Date:  07-Jul-2009
          Ticker:
            ISIN:  INE397D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU

1.     Approve, pursuant to the provisions of Section            Mgmt          For                            For
       16, 94 and other applicable provisions, if
       any, of the Companies Act 1956 [the Act] or
       any other law for the time being in force [including
       any statutory modification or re-enactment
       thereof and the provisions of the Articles
       of Association of the Company and subject to
       such approval(s), permission(s), sanction(s),
       confirmation(s), as may be required under any
       law for the time being in force, the consent
       of the Company be accorded for sub-divisions
       of the existing equity shares of face value
       of INR 10 each of the Company into 2 equity
       shares of INR 5 each; to substitute the existing
       Clause V of the Memorandum of Association in
       the manner as specified; the authorized share
       capital of the Company is INR 25,000,000,000
       divided into 5,000,000,000 equity shares of
       INR 5 each; to cancel the existing share certificate(s)
       in relation to the equity share capital held
       in physical form and new share certificate(s)
       be issued in respect of the equity shares held
       by the members of the Company consequent upon
       the sub-division of the equity shares as aforesaid
       and in case of shares held in the demoralized
       form, the sub-divided equity shares be credited
       to the respective demate accounts of the beneficiaries
       in lieu of the existing shares held by them;
       authorize the Board of Directors of the Company
       [the Board, which expression shall also include
       a duly constituted Committee thereof], to do
       all such acts, deeds, and things and to delegate
       all or any of the powers vested in the Board
       to any Director(s) or Officer(s) of the Company
       as may be required to give effect to the above
       resolution

S.2    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       31 and all other application provisions, if
       any, of the Companies Act, 1956 [the Act] or
       any other law for the time being in force [including
       any statutory modification or re-enactment
       thereof ] the present Articles of Association
       of the Company, be substituted with the new
       set of Articles of Association of the Company;
       authorize the Board of Directors of the Company
       [the Board, which expression shall also include
       a duly constituted Committee thereof] to do
       all such acts, deeds, and things and to delegate
       all or any of the powers vested in the Board
       any Director(s) or Officer(s) of the Company
       as may be required to give effect to the above
       resolution

S.3    Approve, in accordance with the provisions of             Mgmt          For                            For
       the Articles of Association of the Company
       and pursuant to sub-sections(4) and (7) of
       Section 309 and other applicable provisions,
       if any, of the Companies Act, 1956 [the Act]
       and any amendment/re-enactment thereof, the
       consent of the Company be accorded for payment
       of commission to Independent Non-Executive
       Directors of the Company not exceeding 1% of
       the net profits of the Company in each FY,
       as computed in accordance with the provisions
       of Section 349 and 350 of the Act, to be paid
       and divided amongst such independent Non-executive
       Directors, in such manner as the Board of directions
       in its absolute discretion may decide from
       time to time; authorize the Board of Directors
       of the Company [the Board, which expression
       shall also include a duly constituted Committee
       thereof] to do all such acts, deeds, and things
       and to delegate all or any of the powers vested
       in the Board any Director(s) or Officer(s)
       of the Company as may be required to give effect
       to the above resolution




--------------------------------------------------------------------------------------------------------------------------
 BHARTI AIRTEL LTD                                                                           Agenda Number:  702061108
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV12481
    Meeting Type:  AGM
    Meeting Date:  21-Aug-2009
          Ticker:
            ISIN:  INE397D01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       of the Company as at 31 MAR 2009, the profit
       & loss account and the cash flow statement
       for the YE on that date and the reports of
       the Board of Directors and the Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Mr. Akhil Kumar Gupta as a Director,           Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. Ajay Lal as a Director, who retires        Mgmt          For                            For
       by rotation

5.     Re-appoint Mr. Arun Bharat Ram as a Director,             Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Mr. Narayanan Kumar as a Director,             Mgmt          For                            For
       who retires by rotation

7.     Appoint Messrs S.R. Batliboi & Associates, Chartered      Mgmt          For                            For
       Accountants, Gurgaon, as the Statutory Auditors
       of the Company to hold office from the conclusion
       of this AGM until the conclusion of the next
       AGM and authorize the Board/Audit Committee
       to fix their remuneration

8.     Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       257 and other applicable provisions, if any,
       of the Companies Act, 1956, Mr. Quah Kung Yang
       as a Director of the Company, who is liable
       to retire by rotation

9.     Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       257 and other applicable provisions, if any,
       of the Companies Act, 1956, Mr. Nikesh Arora
       as a Director of the Company, who is liable
       to retire by rotation

10.    Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       257 and other applicable provisions, if any,
       of the Companies Act, 1956, Mr. Craig Edward
       Ehrlich as a Director of the Company, who is
       liable to retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 BIDVEST GROUP LTD                                                                           Agenda Number:  702135181
--------------------------------------------------------------------------------------------------------------------------
        Security:  S1201R162
    Meeting Type:  AGM
    Meeting Date:  17-Nov-2009
          Ticker:
            ISIN:  ZAE000117321
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited financial statements                    Mgmt          For                            For

2.     Approve the Non Executive Directors remuneration          Mgmt          For                            For
       for the YE 30 JUN 2010

3.     Re-appoint Deloitte and Touche as the Auditors            Mgmt          For                            For
       and Trevor Brown as the Lead Audit Partner
       for the ensuing year

S.4    Approve the share buy back                                Mgmt          For                            For

5.1    Approve to place the unissued shares under the            Mgmt          For                            For
       control of the Directors

5.2    Approve to issue of ordinary shares for cash              Mgmt          For                            For

5.3    Approve the payment of dividend by way of pro             Mgmt          For                            For
       rata reduction of the share capital or share
       premium

5.4    Approve the creation and issue of convertible             Mgmt          Against                        Against
       debentures

6.1    Re-elect DDB Band as a Director                           Mgmt          For                            For

6.2    Re-elect LI Jacobs as a Director                          Mgmt          For                            For

6.3    Re-elect RM Kunene as a Director                          Mgmt          For                            For

6.4    Re-elect D Masson as a Director                           Mgmt          For                            For

6.5    Re-elect JL Pamensky as a Director                        Mgmt          For                            For

6.6    Re-elect SG Pretorius as a Director                       Mgmt          For                            For

6.7    Re-elect AC Salomon as a Director                         Mgmt          For                            For

6.8    Re-elect T Slabbert as a Director                         Mgmt          For                            For

7.     Re-elect Mr. NP Mageza as a Director in terms             Mgmt          For                            For
       of Article 24.2.2 of the Company's Articles
       of Association

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BIG C SUPERCENTER PUBLIC CO LTD                                                             Agenda Number:  702309370
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y08886114
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  TH0280010016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the minutes of the AGM of shareholders            Mgmt          For                            For
       for the year 2009

2      Acknowledge and approve annual report and the             Mgmt          For                            For
       financial statements of the     Company for
       the YE 31 DEC 2009 audited by the Auditor

3      Approve the allocation of profit, payment of              Mgmt          For                            For
       dividend and legal reserve for   the year 2009

4      Election of Directors in place of those who               Mgmt          For                            For
       retires by rotation

5      Approve the removal of Director                           Mgmt          For                            For

6      Approve the election of replacement and Additional        Mgmt          For                            For
       Directors

7      Appointment of Independent Director according             Mgmt          For                            For
       to Sec requirement

8      Approve to fix the remuneration of Board of               Mgmt          For                            For
       Director, Audit Committee and     Good Corporate
       Governance Committee for the year 2010

9      Approve the appointment of Auditors of the Company        Mgmt          For                            For
       and fix his/her            remuneration for
       the year 2010

10     Approve the revenue recognition for the cancellation      Mgmt          For                            For
       of the dividend

11     Any other business                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 BIM BIRLESIK MAGAZALAR A S JT STK CO                                                        Agenda Number:  702123631
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2014F102
    Meeting Type:  EGM
    Meeting Date:  10-Nov-2009
          Ticker:
            ISIN:  TREBIMM00018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A POWER          Non-Voting    No Action
       OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. CERTAIN GLOBAL CUSTODIANS HAVE A
       GLOBAL CUSTODIAN POAs IN PLACE WHICH WOULD
       ELIMINATE THE NEED FOR THE BO POA. IF YOU HAVE
       NOT SUBMITTED ANY POAs FOR THIS MARKET BEFORE,
       PLEASE CONTACT YOUR GLOBAL CUSTODIAN BANK TO
       SEE IF THEY HAVE A POA IN PLACE FOR YOUR ACCOUNTS.
       THANK YOU.

1.     Elect the Chairmanship and authorize the Chairmanship     Mgmt          No Action
       to sign the minutes of the assembly

2.     Approve the Board of Directors' proposal concerning       Mgmt          No Action
       distribution of profit from the profit of 2008
       which was transferred to the extraordinary
       reserves

3.     wishes                                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 BIM BIRLESIK MAGAZALAR A S JT STK CO                                                        Agenda Number:  702325285
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2014F102
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  TREBIMM00018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Approve the opening, forming the Presidency               Mgmt          No Action
       of the Board and authorizing the  Board Members
       to sign the minutes of meeting

2      Approve the examination and discussion of the             Mgmt          No Action
       reports of Board members,       Auditors and
       the Independent Audit Firm

3      Approve the balance sheet and income statements           Mgmt          No Action

4      Approve to take a decision for dividend distribution      Mgmt          No Action

5      Approve the bonus issue and amend Item 6 of               Mgmt          No Action
       Articles of Association

6      Approve the release of Board Members and Auditors         Mgmt          No Action

7      Election of Board Members and approve to determine        Mgmt          No Action
       their attendance fees

8      Election of two Auditors and approve to determine         Mgmt          No Action
       their wages

9      Approve the permitting of the Board Members               Mgmt          No Action
       as per Items 334 and 335 of TCC

10     Approve to inform shareholders about donations            Mgmt          No Action

11     Approve to inform shareholders about given collaterals,   Mgmt          No Action
       mortgages, pawns and  pledges to the third
       parties

12     Approve the Independent Audit Firm                        Mgmt          No Action

13     Wishes                                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 BIOCON LTD                                                                                  Agenda Number:  702033666
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0905C102
    Meeting Type:  AGM
    Meeting Date:  23-Jul-2009
          Ticker:
            ISIN:  INE376G01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2009 and the audited profit
       & loss account for the YE on that date together
       with the reports of the Directors and the Auditors
       thereon

2.     Approve the payment of the dividend of 60% i.e.           Mgmt          For                            For
       INR 3 per equity share for the YE 31 MAR 2009

3.     Re-appoint Mr. John Shaw as a Director, who               Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. Suresh Talwar as a Director,               Mgmt          For                            For
       who retires by rotation

5.     Re-appoint M/s. S.R. Batliboi & Associates,               Mgmt          For                            For
       Chartered Accountants as the Statutory Auditors
       to hold office from the conclusion of this
       AGM until the conclusion of the next AGM and
       authorize the Board of Directors to fix their
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 BIOFARM SA, BUCHAREST                                                                       Agenda Number:  702112157
--------------------------------------------------------------------------------------------------------------------------
        Security:  X07257102
    Meeting Type:  OGM
    Meeting Date:  10-Nov-2009
          Ticker:
            ISIN:  ROBIOFACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IF YOU WISH YOU TO VOTE IN THIS GENERAL ASSEMBLY,         Non-Voting    No vote
       YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED
       CUTOFF DATE; ADDITIONALLY, IN ORDER TO PROCESS
       YOUR VOTING INSTRUCTIONS, PLEASE ALSO NOTE
       THAT THE COMPANY SPECIFIC POWER OF ATTORNEY
       MUST BE SIGNED AND SENT IN ORIGINAL (BANK REPLY
       DEADLINE -2) TO THE APPROPRIATE SUB CUSTODIAN.
       THIS DOCUMENT CAN BE RETRIEVED FROM THE HYPERLINK
       THAT IS PROVIDED WITH THIS BALLOT. PLEASE CONTACT
       YOUR INSTITUTION CLIENT SERVICE REPRESENTATIVE
       TO OBTAIN THE NAME OF THE SUB-CUSTODIAN THAT
       THIS FORM SHOULD BE MAILED. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       11 NOV 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Elect the Board of Administration composed of             Mgmt          For                            For
       5 members for a mandate of 4 years

2.     Approve the registration date 27 NOV 2009                 Mgmt          For                            For

3.     Authorize Mr. Danut Vasile to sign all the necessary      Mgmt          For                            For
       documents related to the OGM

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF COMPANY POA. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BIOFARM SA, BUCHAREST                                                                       Agenda Number:  702112703
--------------------------------------------------------------------------------------------------------------------------
        Security:  X07257102
    Meeting Type:  EGM
    Meeting Date:  10-Nov-2009
          Ticker:
            ISIN:  ROBIOFACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IF YOU WISH YOU TO VOTE IN THIS GENERAL ASSEMBLY,         Non-Voting    No vote
       YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED
       CUTOFF DATE; ADDITIONALLY, IN ORDER TO PROCESS
       YOUR VOTING INSTRUCTIONS, PLEASE ALSO NOTE
       THAT THE COMPANY SPECIFIC POWER OF ATTORNEY
       MUST BE SIGNED AND SENT IN ORIGINAL (BANK REPLY
       DEADLINE -2) TO THE APPROPRIATE SUB CUSTODIAN.
       THIS DOCUMENT CAN BE RETRIEVED FROM THE HYPERLINK
       THAT IS PROVIDED WITH THIS BALLOT. PLEASE CONTACT
       YOUR INSTITUTION CLIENT SERVICE REPRESENTATIVE
       TO OBTAIN THE NAME OF THE SUB-CUSTODIAN THAT
       THIS FORM SHOULD BE MAILED. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       11 NOV 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the establishment of a subsidiary in              Mgmt          For                            For
       Moldova Republic

2.     Authorize the Board of Administration regarding           Mgmt          For                            For
       any decision related setting up, appointment
       the Management, and activities to be carried
       out of the Moldova subsidiary

3.     Approve the proposed record date of 27 NOV 2009           Mgmt          For                            For

4.     Authorize Danut Vasile to sign the docs related           Mgmt          For                            For
       to thhe Moldova subsidiary and all related
       EGM documents

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF COMPANY SPECIFIC POA. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BIOFARM SA, BUCHAREST                                                                       Agenda Number:  702300043
--------------------------------------------------------------------------------------------------------------------------
        Security:  X07257102
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  ROBIOFACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IF YOU WISH YOU TO VOTE IN THIS GENERAL ASSEMBLY,         Non-Voting    No vote
       YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED
       CUTOFF DATE; ADDITIONALLY, IN ORDER TO PROCESS
       YOUR VOTING INSTRUCTIONS, PLEASE ALSO NOTE
       THAT THE COMPANY SPECIFIC POWER OF ATTORNEY
       MUST BE SIGNED AND SENT IN ORIGINAL (BANK REPLY
       DEADLINE -2) TO THE APPROPRIATE SUB CUSTODIAN.
       THIS DOCUMENT CAN BE RETRIEVED FROM THE HYPERLINK
       THAT IS PROVIDED WITH THIS BALLOT. PLEASE CONTACT
       YOUR INSTITUTION CLIENT SERVICE REPRESENTATIVE
       TO OBTAIN THE NAME OF THE SUB-CUSTODIAN THAT
       THIS FORM SHOULD BE MAILED. THANK YOU.

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 22 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.

1      Approve the individual financial statements               Mgmt          For                            For
       for 2009, based on the reports    issued by
       the Board of Administration, President of the
       Board and the         Financial Auditor

2      Approve the release of the Administrators from            Mgmt          For                            For
       their duties for 2009

3      Approve the net profit allocation as follows:             Mgmt          For                            For
       RON 9,81,805 reserve and RON    18,654,285
       for partial coverage of the 2008 loss

4      Approve the Revenue and Expense Budget for 2010           Mgmt          For                            For

5      Approve the Activity Plan and of the Investments          Mgmt          For                            For
       Plan for 2010

6      Approve the submission for financing through              Mgmt          For                            For
       European structural funds and    through the
       operational program to increase the economic
       competitiveness, of  the project for an investment
       in Bucharest

7      Approve the investment in a storage hall for              Mgmt          For                            For
       human use medicines in           Bucharest,
       amounting EUR 7,900,000; authorize the Board
       to take all the       necessary steps for finalizing
       this investment

8      Approve the empowerment of Mr. Danut Vasile,              Mgmt          For                            For
       General Manager, to sign the     Financing
       Agreement from European structural funds related
       to the above       mentioned project

9      Appointment of the Financial Auditor and establishing     Mgmt          For                            For
       the minimum period of

10     Approve, 10 MAY 2010 as the date established              Mgmt          For                            For
       to register and identify the     shareholders
       undergoing the effects of the decisions of
       the OGM according to  the provisions of Article
       238 of Law 297 per 2004 concerning the capital
       market

11     Authorize Mr. Danut Vasile President of the               Mgmt          For                            For
       Board to sign all necessary       documents
       for registering the meetings decisions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF COMPANY POA. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BIOTON S.A., WARSZAWA                                                                       Agenda Number:  702265681
--------------------------------------------------------------------------------------------------------------------------
        Security:  X07308111
    Meeting Type:  EGM
    Meeting Date:  24-Mar-2010
          Ticker:
            ISIN:  PLBIOTN00029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of EGM                                            Mgmt          For                            For

2      Approve to prepare the list of presence, statement        Mgmt          For                            For
       of the meeting's legal     validity and its
       ability to adopt resolutions

3      Election of Scrutiny Commission                           Mgmt          For                            For

4      Approve the sale of Company's assets connected            Mgmt          For                            For
       with production and            distribution
       on antibiotics

5      Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BIOTON S.A., WARSZAWA                                                                       Agenda Number:  702324310
--------------------------------------------------------------------------------------------------------------------------
        Security:  X07308111
    Meeting Type:  EGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  PLBIOTN00029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the meeting                                    Mgmt          For                            For

2      Approve to make up the attendance list                    Mgmt          For                            For

3      Appointment of the scrutiny commission                    Mgmt          For                            For

4      Adopt the amendments to the Company's Statute             Mgmt          For                            For
       text and the uniform statute    text

5      Closure of the meeting                                    Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BIOTON S.A., WARSZAWA                                                                       Agenda Number:  702420009
--------------------------------------------------------------------------------------------------------------------------
        Security:  X07308111
    Meeting Type:  EGM
    Meeting Date:  25-May-2010
          Ticker:
            ISIN:  PLBIOTN00029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1      Opening of the Meeting                                    Mgmt          For                            For

2      Approve to prepare the list of attendance and             Mgmt          For                            For
       confirmation that the meeting has been duly
       convened and has the capacity to adopt resolutions

3      Election of the voting commission                         Mgmt          For                            For

4      Approve the agenda                                        Mgmt          For                            For

5      Approve to issue of bond convertible to shares            Mgmt          Against                        Against

6      Approve to concern the change to resolution               Mgmt          For                            For
       no 20 dated on 29 JUN 2010 on changes to the
       Company's statute connected with authorization
       for the management Board to increase the Company's
       share capital in range of target capital, concerning
       conditional increase of share capital, excluding
       rights for current shareholders and changes
       to the Company's statute

7      Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BIOTON S.A., WARSZAWA                                                                       Agenda Number:  702484243
--------------------------------------------------------------------------------------------------------------------------
        Security:  X07308111
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2010
          Ticker:
            ISIN:  PLBIOTN00029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening the general meeting                               Mgmt          For                            For

2      Preparation of the present list  and establishing         Mgmt          For                            For
       whether the meeting has     been duly convened
       and has capability to adopt valid resolutions

3      Election of the voting committee                          Mgmt          For                            For

4      Approve the meeting agenda                                Mgmt          For                            For

5      Receive and approve the Management report about           Mgmt          For                            For
       Company's activity and        Company's financial
       report for 2009 year

6      Receive and approve the Management Report about           Mgmt          For                            For
       activity of Capital Group     Bioton SA and
       consolidated financial report of Capital Group
       Bioton SA for    2009 year

7      Receive and approve the Supervisory Board reports         Mgmt          For                            For
       for 2009 year

8      Approve to cover the loss of Company for 2009             Mgmt          For                            For
       year

9      Grant discharge to the Members of Management              Mgmt          For                            For
       from execution of their duties   in 2009 year

10     Grant discharge to the Members of Supervisory             Mgmt          For                            For
       Board from execution of their   duties in 2009
       year

11     Approve the decision of number of Supervisory             Mgmt          For                            For
       Board Members and appointment   of new Members
       of Supervisory Board

12     Closing the meeting                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BM&F BOVESPA SA BOLSA DE VALORES, MERCADORIAS E FUTUROS                                     Agenda Number:  702303126
--------------------------------------------------------------------------------------------------------------------------
        Security:  P73232103
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2010
          Ticker:
            ISIN:  BRBVMFACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to examine, discuss and vote the  financial       Mgmt          For                            For
       statements relating to    FYE 31 DEC 2009

2      Approve the destination of the year end results           Mgmt          For                            For
       of 2009 and the distribution  of dividends

3      Approve to set the remuneration for the members           Mgmt          For                            For
       of the Board of Directors,    the Executive
       Committee from the 2010 FY




--------------------------------------------------------------------------------------------------------------------------
 BM&F BOVESPA SA BOLSA DE VALORES, MERCADORIAS E FUTUROS                                     Agenda Number:  702303722
--------------------------------------------------------------------------------------------------------------------------
        Security:  P73232103
    Meeting Type:  EGM
    Meeting Date:  20-Apr-2010
          Ticker:
            ISIN:  BRBVMFACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1.     Approve the acquisition by BMFANDBOVESPA of               Mgmt          For                            For
       shares issued by the CME Group, Inc. CME, in
       accordance with the terms of the proposal from
       the Board of Directors and from the Executive
       Committee for the 2010 FY




--------------------------------------------------------------------------------------------------------------------------
 BOE TECHNOLOGY GROUP CO LTD                                                                 Agenda Number:  702161162
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0920M119
    Meeting Type:  EGM
    Meeting Date:  03-Dec-2009
          Ticker:
            ISIN:  CNE000000R44
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition of equity in a Company            Mgmt          For                            For

2.     Elect an Independent Director                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BOE TECHNOLOGY GROUP CO LTD                                                                 Agenda Number:  702168560
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0920M119
    Meeting Type:  EGM
    Meeting Date:  16-Dec-2009
          Ticker:
            ISIN:  CNE000000R44
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the investment in the construction of             Mgmt          For                            For
       a TFT-LCD production line

2.     Approve the Company's eligibility for non-public          Mgmt          For                            For
       A share offering

3.     Approve the scheme on the non-public A share              Mgmt          For                            For
       offering

4.     Approve the Conditional Share Subscription Agreement      Mgmt          For                            For
       to be signed with A Company

5.     Approve the feasibility report on the use of              Mgmt          For                            For
       funds to be raised from the non-public offering

6.     Approve the statement on the use of previously            Mgmt          For                            For
       raised funds

7.     Authorize the Board to handle matters in relation         Mgmt          For                            For
       to the non-public offering




--------------------------------------------------------------------------------------------------------------------------
 BOE TECHNOLOGY GROUP CO LTD                                                                 Agenda Number:  702296650
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0920M119
    Meeting Type:  EGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  CNE000000R44
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the proposed merger and acquisition               Mgmt          For                            For
       of A type of business in a        Company




--------------------------------------------------------------------------------------------------------------------------
 BOE TECHNOLOGY GROUP CO LTD                                                                 Agenda Number:  702404459
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0920M119
    Meeting Type:  AGM
    Meeting Date:  21-May-2010
          Ticker:
            ISIN:  CNE000000R44
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 work report of the Board of              Mgmt          For                            For
       Directors

2      Approve the 2009 work report of the Supervisory           Mgmt          For                            For
       Committee

3      Approve the 2009 annual report and its abstract           Mgmt          For                            For

4      Approve the 2009 financial resolution report              Mgmt          For                            For
       and 2010 business plan

5      Approve the 2009 profit distribution plan are             Mgmt          For                            For
       as follows: 1) cash dividend/10 shares (tax
       included): CNY 0.0000 2) bonus issue from profit
       (share/10        shares): none 3) bonus issue
       from capital reserve (share/10 shares): none

6      Approve the loan quota                                    Mgmt          For                            For

7      Approve the 2010 continuing connected transactions        Mgmt          For                            For

8      Appointment of the 2010 Audit Firm                        Mgmt          For                            For

9      Approve the guarantee for a Company                       Mgmt          For                            For

10     Re-election of the Directors                              Mgmt          For                            For

11     Re-election of the Supervisors                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BOMBAY DYEING & MANUFACTURING CO LTD                                                        Agenda Number:  702064217
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0922X147
    Meeting Type:  AGM
    Meeting Date:  28-Aug-2009
          Ticker:
            ISIN:  INE032A01015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2009 and profit and loss
       account for the YE on that date and the reports
       of the Directors and Auditors thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Mr. Nusli N. Wadia as a Director,              Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. S. Ragothaman as a Director,               Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. S. M. Palia as a Director, who             Mgmt          For                            For
       retires by rotation

6.     Appoint Messrs. Kalyaniwalla & Mistry, Chartered          Mgmt          For                            For
       Accountants, as the Auditors of the Company
       to hold office from the conclusion of this
       AGM until the conclusion of the next AGM and
       authorize the Board of Directors to fix their
       remuneration

7.     Appoint Ms. Vinita Bali as a Director of the              Mgmt          For                            For
       Company

S.8    Approve, pursuant to Sections 198, 269, 309,              Mgmt          For                            For
       311 and other applicable provisions, if any,
       of the Companies Act, 1956 ['the Act'] read
       with Schedule XIII thereto [including any statutory
       modification(s) or re-enactment thereof for
       the time being in force] and pursuant to Article
       145 of the Articles of Association of the Company
       and subject to the approval of the Central
       Government, if and to the extent necessary,
       and such other approvals, permissions and sanctions
       as may be required, and subject to the conditions
       and modifications, as may be prescribed or
       imposed by any of the authorities in granting
       such approvals, permissions and sanctions,
       the reappointment of Mr. P.V. Kuppuswamy as
       a Joint Managing Director of the Company for
       a period of 5 years with effect from 01 JUN
       2009 and payment of remuneration on the terms
       and conditions as approved by the remuneration
       compensation committee and by the Board of
       Directors at their respective Meetings held
       on 30 APR 2009 and as specified and Mr. P.
       V. Kuppuswamy, a draft whereof duly initialed
       by the Chairman for purposes of identification
       is submitted to this Meeting, which agreement
       is hereby specifically sanctioned with liberty
       and power to the Board of Directors which expression
       shall also include the remuneration/compensation
       committee of the Board, in the exercise of
       its discretion, to fix and to revise from time
       to time the actual remuneration of Mr. P. V.
       Kuppuswamy within the ceilings stipulated in
       the agreement and to alter/vary/modify/ amend
       from time to time the terms and conditions
       of the said appointment and remuneration and
       agreement in such manner as may be agreed to
       between the Board and Mr. P. V. Kuppuswamy,
       provided that such alteration/variation/modification/amendment is in conformity with the applicable provisions
       of the act as amended from time to time; where
       in any FY comprised in the period of 3 years
       with effect from 01 JUN 2009, during the currency
       of tenure of Mr. P.V.. Kuppuswamy as a Joint
       Managing Director, the Company has no profits
       or its profits are inadequate, the Company
       shall pay Mr. P. V. Kuppuswamy remuneration
       as determined from time to time by the Board
       pursuant to the authority vested in them in
       terms of this resolution, subject to compliance
       with the applicable provisions of Schedule
       XIII to the Act; with the approval of the Central
       Government it and to the extent necessary,
       and such remuneration shall be treated as the
       minimum remuneration payable to Mr. P. V. Kuppuswamy
       in the absence or inadequacy of profits, in
       accordance with the provisions of Sections
       198(4), 309(3), 311 and other applicable provisions,
       if any, of the Act read with Schedule XIII
       thereto (including any statutory modification(s)
       or re-enactment thereof for the time being
       in force); authorize the Board to do all such
       acts, deeds, matters arid things as may be
       necessary and desirable to give effect to this
       resolution

S.9    Approve, pursuant to Sections 198, 269, 309,              Mgmt          For                            For
       311 and other applicable provisions, if any,
       of the Companies Act, 1956 [ Act] read with
       Schedule X thereto (including any statutory
       modification(s) or re-enactment thereof for
       the time being in force) and pursuant to Article
       145 of the Articles of Association of the Company
       and subject to the approval of the Central
       Government, if and to the extent necessary,
       and such other approvals, permissions and sanctions
       as may be required, and subject to the conditions
       and modification as may be prescribed or imposed
       by any of the authorities in granting such
       approvals, permissions and sanctions, the reappointment
       of Mr. Ness N. Wadia as a Joint Managing Director
       of the Company for a period of 5 years with
       effect from 01 JUN 2009 and payment of remuneration
       on the terms and conditions as approved by
       the remuneration/compensation committee by
       the Board of Directors at their respective
       Meetings held on 30 APR 2009 and as specified
       and Mr. Ness N. Wadia, a draft whereof duty
       initialed by the Chairman for purposes of identification
       is submitted to this Meeting which agreement
       is hereby specifically sanctioned with liberty
       and power to the Board of Directors, in the
       exercise of its discretion, to fix and to revise
       from time to time the actual remuneration of
       Mr. Ness N. Wadia within the ceilings stipulated
       in the Agreement and to alter/verify/modify/amend
       from time to time the terms and conditions
       of the said appointment and remuneration and/or
       Agreement in such manner as may be agreed to
       between the Board and Mr. Ness N. Wadia, provided
       that such alteration/variation/modification/amendment
       is in conformity with the applicable provisions
       of the Act as amended from time to time; where
       in any FY comprised in the period of 3 years
       with effect from 0I JUN 2009, during the currency
       of tenure of Mr. Ness N. Wadia as a Joint Managing
       Director of the Company has no profits or its
       profits are inadequate, the Company shall pay
       Mr. Ness N. Wadia remuneration as determined
       from time to time by the Board pursuant to
       the authority vested in the(T) in terms of
       this resolution, subject to compliance with
       the applicable provisions of Schedule XIII
       to the Act, with the approval of the Central
       Government if and to the extent necessary,
       such remuneration shall be treated as the minimum
       remuneration payable to Mr. Ness N. Wadia is
       the absence or inadequacy of profits, in accordance
       with the provisions of Sections 198(4), 309(3),
       311 and other applicable provisions, if any,
       of the Act read with Schedule XIII thereto
       (including any statutory modification(s) or
       re-enactment thereof for the time being in
       tome); authorize the Board to do all such acts,
       deeds, matters and things as may be necessary
       and desirable to give effect to this resolution

10.    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in suppression of resolution no. 8 passed at
       the 127th AGM of the Company held on 25 JUL
       2007, in terms of the Section 293(1)(d) and
       other applicable provisions, if any, of the
       Companies Act, 1956 [hereinafter referred to
       as 'the Board' which term shall be deemed to
       include any committee thereof] for borrowing
       from time to time any sum or sums of money
       (exclusive of interest) not exceeding at any
       time the sum of INR 2000 Crores on such terms
       and conditions as the Board may deem fit, notwithstanding
       that the moneys to be borrowed together with
       the moneys already borrowed by the Company
       (apart from temporary loans obtained or to
       be obtained from the Company's bankers in the
       ordinary course of business) may exceed the
       aggregate of the paid up capital of the Company
       and its free reserves, that is to say, reserves
       not set apart for any specific purpose

11.    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [hereinafter referred to as the Board which
       term shall bee deemed to include nay Committee
       thereof], in suppression of resolution no.
       9 passed at the 127th AGM of the Company held
       on 25 JUL 2007, in terms of Section 293(l)(a)
       and other applicable provisions, if any, of
       the Companies Act, 1956, for creating such
       charges, mortgages and hypothecations in addition
       to the existing charges, mortgages and hypothecations
       created by the Company, on such movable and
       immovable properties of the Company wheresoever
       situate, both present and future, on such terms,
       at such time, in such form and in such manner
       as the Board may deem fit, together with power
       to take over the Management of the business
       and concern of the Company in certain events
       in favor of all or any of the following, namely:
       Banks, Financial Institutions, Insurance Companies,
       Investment Institutions, other investing agencies,
       Bodies Corporate incorporated under any statute
       and trustees for the holders of debentures/secured
       premium notes/ bonds/other securities/debt
       instruments, and other secured lenders to secure
       repayment of any loans [both rupee loans and
       foreign currency loans] and/or any other financial
       assistance and/or guarantee facilities already
       obtained or that may hereafter be obtained
       from any of the Lenders by the Company, and/or
       secure redemption of debentures (whether partly/fully
       convertible or non-convertible)/secured premium
       notes/bonds/other securities/debt instruments
       and/or rupee/foreign currency convertible bonds
       and/or bonds with share warrants attached,
       already issued or than hereafter be issued
       by the Company, together with all interest,
       compound additional interest, commitment charge,
       liquidated damages premium on prepayment or
       on redemption, trustees' remuneration, costs,
       charges, expenses and all other moneys including
       revaluation/devaluation/fluctuation in the
       rates of foreign currencies involved, payable
       by the Company to the Lenders concerned, in
       terms o heir respective Loan Agreements/Heads
       of Agreements/Hypothecation Agreements/Trustees
       Agreements/Letters of Sanction/Memorandum of
       terms and conditions/Debenture Certificates
       entered into/to be entered into & issued/to
       be issued by the Company, provided the total
       borrowings of the Company (exclusive of interest)
       whether by way of loans and/or any other financial
       assistance and/or guarantee facilities and/or
       issue of debentures/secured premium notes/other
       securities/debt instruments to be secured as
       aforesaid (apart from temporary loans obtained
       or to be obtained from the Company's bankers
       in the ordinary course of business) shall not
       any time exceed the limit of INR 2000 Crores;
       authorize the Board to finalize and execute
       with any of the Lenders jointly or severally,
       the documents, instruments and writings for
       creating aforesaid mortgage/charge and to do
       all such acts, deeds, matters and things as
       may be considered necessary, desirable or expedient
       for implementing the aforesaid resolution and
       to resolve any question, difficulty or doubt
       which may arise in relation thereto or otherwise
       considered by the Board to be in the best interest
       of the Company

S.12   Approve, pursuant to the provisions of Section            Mgmt          For                            For
       163 of the Companies Act 1956 ['the Act'],
       the register of Members the Index of Members,
       the Register and index of Debenture holders
       and copies of all annual returns prepared under
       Section 159 of the Act together with the copies
       of Certificates and documents required to be
       annexed thereto under Section 161 of the Act
       or any one or more of them be kept at the office
       of the Company's registrar and share transfer
       agents M/s. Sharepro Services India Pvt Ltd,
       at 13 AB, Samhita Warehousing complex, Saki
       Naka Telephone Exchange Lane, Off Andheri Kurla
       Road, Saki Naka, Andheri (E), Mumbai 400 072




--------------------------------------------------------------------------------------------------------------------------
 BOMBAY DYEING & MANUFACTURING CO LTD                                                        Agenda Number:  702269362
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0922X147
    Meeting Type:  OTH
    Meeting Date:  23-Mar-2010
          Ticker:
            ISIN:  INE032A01015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 656965 DUE TO PAST RECORD DATE. ALL VOTES
       RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

S.1    Authorize the Board of Directors of the Company,          Mgmt          Against                        Against
       pursuant to the provisions of Section 81 (1A)
       and all other applicable provisions, if any,
       of the Companies Act, 1956 including any statutory
       modification(s) or re-enactment thereof for
       the time being in force ("the Act") and in
       accordance with the relevant provisions of
       the Memorandum and Articles of Association
       of the Company, the rules/regulations/guidelines,
       if any, prescribed by the Government of India,
       the Reserve Bank of India, Securities and Exchange
       Board of India (SEBI) and/or any other regulatory
       authority, the listing agreement entered into
       by the Company with the Stock Exchanges where
       the Equity Shares of the Company are listed
       and subject to approval(s), consent(s), permission(s)
       and/or sanction(s), if any, of appropriate
       authorities, institutions or bodies as may
       be required, and subject to such conditions
       as may be prescribed by any of them while granting
       any such approval(s), consent(s), permission(s),
       and/or sanction(s), (hereinafter referred to
       as 'the Board', which term shall include any
       Committee of the Board constituted/to be constituted
       to exercise its powers, including the powers
       conferred by this Resolution), to create, offer,
       issue and allot not exceeding 39,57,000 Warrants
       comprising 19,30,000 Warrants with option to
       subscribe to equivalent number of Equity Shares
       of INR 10 each, which option shall be exercisable
       not later than 31 MAR 2011 in 1 or more tranches
       subject to such allotment of Equity Shares
       not exceeding 5% of the existing paid up Equity
       Share capital of the Company and further 20,27,000
       Warrants with option to subscribe to equivalent
       number of Equity Shares of INR 10 each, on
       or after 01 APR 2011 but not later than 18
       months from the date of issue of the Warrants
       in 1 or more tranches, subject to such allotment
       of Equity Shares not exceeding 5% of the then
       existing paid-up Equity Share capital of the
       Company, to Promoter(s)/Promoter Group whether
       or not they are members of the Company, on
       a preferential basis in such manner and on
       such terms and conditions as may be determined
       by the Board in its absolute discretion in
       accordance with the applicable SEBI Regulations;
       the pricing of the Securities shall be at a
       price equal to: a] the average of the weekly
       high and low of the closing prices of the Company's
       equity shares quoted on the stock exchange
       (National Stock Exchange of India Limited)
       during the 6 months preceding the 'relevant
       date'; or b] the average of the weekly high
       and low of the closing prices of the Company's
       equity shares quoted on a stock exchange (National
       Stock Exchange of India Limited) during the
       two weeks preceding the 'relevant date', whichever
       is higher; the 'relevant date' for this purpose
       being 21 FEB 2010; to issue and allot such
       number of Equity Shares as may be required
       to be issued and allotted upon exercise of
       the right attached to the Warrants referred
       to above or as may be necessary in accordance
       with the terms of the offer, all such Equity
       Shares proposed to be issued and allotted shall
       be subject to the provisions of the Articles
       of Association and shall rank parr passu in
       all respects with the then existing Equity
       Shares of the Company; the Equity Shares shall
       be listed with the Stock Exchange(s), where
       existing Equity Shares of the Company are presently
       listed; and for the purpose of giving effect
       to the issue or allotment of the Equity Shares
       arising there from, to take all actions and
       do all such acts, deeds, matters and things
       as it may, in its absolute discretion, deem
       necessary, proper or desirable for such purpose
       and with power on behalf of the Company to
       settle all questions, difficulties or doubts
       that may arise in the proposed issue, offer
       and allotment of the said equity shares arising
       there from, including utilization of the issue
       proceeds, without being required to seek any
       further consent or approval of Members or otherwise
       to the and intent that members shall be deemed
       to have given their approval thereto expressly
       by the authority of this Resolution; and to
       delegate all or any of the powers herein conferred
       to any Committee of Directors or any Director(s)
       or Officer(s) of the Company to give effect
       to this Resolution




--------------------------------------------------------------------------------------------------------------------------
 BOMBRIL S A                                                                                 Agenda Number:  702049772
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1772J105
    Meeting Type:  EGM
    Meeting Date:  03-Aug-2009
          Ticker:
            ISIN:  BRBOBRACNPR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT PREFERRED SHAREHOLDERS CAN               Non-Voting    No vote
       VOTE ON ALL ITEMS. THANK YOU.

       PLEASE NOTE THAT VOTES IN FAVOR 'AND' AGAINST             Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.

I.     Approve, the merger of Milana Industrial E Commercial     Mgmt          For                            For
       Brasileira Saneantes LTDA. Milana Industrial
       into the Company merger, as described in the
       merger protocol and justification signed by
       the Administrators of Bombril S.A. and of Milana
       industrial on 16 JUL 2009

II.    Ratify the hiring of Jconti Contadores Associados         Mgmt          For                            For
       S/S LTDA., as the specialized Company responsible
       for the valuation of the net worth of Milana
       Industrial for the purposes of the merger

III.   Approve the valuation report on the net worth             Mgmt          For                            For
       of Milana Industrial

IV.    Approve the merger of Milana Industrial into              Mgmt          For                            For
       the Company

V.     Authorize the Executive Committee of the Company          Mgmt          For                            For
       to perform all the acts necessary for carrying
       out and formalizing the merger




--------------------------------------------------------------------------------------------------------------------------
 BOMBRIL SA                                                                                  Agenda Number:  702357410
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1772J105
    Meeting Type:  EGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  BRBOBRACNPR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 1 ONLY. THANK YOU.

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1      Approve to reduce the minimum number of members           Mgmt          For                            For
       of the Board of Directors of the Company to
       four with the consequent amendment of Article
       13 of the corporate bylaws of the Company




--------------------------------------------------------------------------------------------------------------------------
 BOMBRIL SA                                                                                  Agenda Number:  702357840
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1772J105
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  BRBOBRACNPR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ALL ITEMS. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

I      Approve to take the accounts of the Directors,            Mgmt          For                            For
       to examine, discuss and vote   the financial
       statements relating to FY ending 31 DEC 2009
       and destination of the year end results

II     Election of the members of the Board of Directors         Mgmt          For                            For
       and finance committee

III    Approve to set the Directors, Board of Directors          Mgmt          For                            For
       and finance committees       remuneration




--------------------------------------------------------------------------------------------------------------------------
 BOSCH LTD                                                                                   Agenda Number:  702426429
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6139L131
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2010
          Ticker:
            ISIN:  INE323A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve and adopt  the audited balance sheet              Mgmt          For                            For
       as at 31 DEC 2009 and Profit &   Loss Account
       for the YE on that date and the report of the
       Directors and the  Auditors thereon

2      Declare a dividend                                        Mgmt          For                            For

3a     Re-elect Mr. V.K.Viswanathan as a Director,who            Mgmt          For                            For
       retires by rotation

3b     Re-elect Dr. Manfred Duernholz as a Director,who          Mgmt          For                            For
       retires by rotation

3c     Re-elect Dr. A. Hieronimus as a Director,who              Mgmt          For                            For
       retires by rotation

4      Re-appoint Messrs. Price Waterhouse & Company             Mgmt          For                            For
       Chartered Accountants           Registration
       No. 007567S  as the Auditors of the Company
       for the FYE 31 DEC   2010 to hold office until
       the conclusion of the next AGM on remuneration
       to   be fixed by the Board of Directors

5      Approve that in partial modification of the               Mgmt          For                            For
       resolutions passed at the EGM     held on 07
       JAN 2008 and at the AGM held on 05 JUN 2008
       in respect of Mr. V.K. Viswanathan and pursuant
       to the provisions of Sections 198, 269, 309
       and      other applicable provisions, if any,
       of the Companies Act, 1956, read with    Schedule
       XIII to the said Act, is hereby accorded to
       the revision in the      salary range of Mr.
       Viswanathan to take effect from 01 JAN 2010
       for the       unexpired period of his term
       as specified; that save as aforesaid, all other
       terms and conditions of appointment of Mr.
       Viswanathan as approved by the     shareholders
       at the EGM held on 07 JAN 2008 and at the AGM
       held on 05 JUN     2008 shall remain in force
       and effect accordance with the terms thereof

S.6    Approve that pursuant to Article 73 of the Articles       Mgmt          For                            For
       of Association of the     Company and the provisions
       of Section 309 4  and other applicable provisions,
       if any, of the Companies Act, 1956, so long
       as the Company has a              Managing/Joint
       Managing/Wholetime Directors, such sum by way
       of commission    not exceeding in the aggregate
       1% per annum of the net profits of the Company
       computed in the manner laid down in Sections
       198,349 and 350 of the Companies Act, 1956,
       for each of the 5 FYs of the Company commencing
       from 01 JAN 2010,  be paid to and distributed
       amongst one or more of the Directors of the
       CONT

-      CONT Company  including Alternate Directors,              Non-Voting    No vote
       but excluding the Managing/Joint Managing/Wholetime
       Directors  as may be determined by the Board,
       the quantum, the proportion and manner of such
       payment and distribution to be as the Board
       may from time to time, decide, such that the
       amount of commission to each     Director may
       vary depending on the responsibilities as Member/Chairman
       of the Board, Member/Chairman of any Committees
       of the Board and all other relevant  factors,
       provided however, that the aggregate commission
       paid to all          Non-Wholetime Directors
       of the Company pursuant to this resolution
       shall in   no event exceed INR 60,00,000 for
       or in respect of any one FY of the Company




--------------------------------------------------------------------------------------------------------------------------
 BOTSWANA INSURANCE HOLDINGS LTD                                                             Agenda Number:  702517434
--------------------------------------------------------------------------------------------------------------------------
        Security:  V12258105
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  BW0000000033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

0.     To read the notice convening the meeting                  Non-Voting    No vote

1.     Receive, approve and adopt the audited financial          Mgmt          For                            For
       statements for the YE 31 DEC 2009 together
       with the reports of the statutory actuary and
       Auditors

2.     Approve the dividends declared by the Directors           Mgmt          For                            For
       on 13 AUG 2009 and 11 FEB 2010

3.     Election of Messrs. B Dambe-Groth, U Corea and            Mgmt          For                            For
       H Werth as the Directors in accordance with
       the provisions the Articles of Association
       of the Company, who retires by rotation at
       this meeting

4.     Approve to confirm the appointment of Messrs.             Mgmt          For                            For
       Thomas Schultz and Chandrakant Chauhan as the
       Directors of the Company

5.     Approve the remuneration of the Auditors for              Mgmt          For                            For
       the YE 31 DEC 2009

6.     Approve the remuneration of the Chairman and              Mgmt          For                            For
       the Non Executive Directors

7.     Appointment of Ernst & Young as Auditors for              Mgmt          For                            For
       the coming year to 31 DEC 2010

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 717791 DUE TO ADDITIONAL RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BRADESPAR S A                                                                               Agenda Number:  702334652
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1808W104
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRBRAPACNPR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 3 AND 4 ONLY.    THANK YOU.

1      To examine, discuss and vote upon the Board               Non-Voting    No vote
       of Directors annual report, the   financial
       statements and Independent Auditors report
       relating to FYE 31 DEC   2009

2      To decide on the allocation of the net profits            Non-Voting    No vote
       from the FY, and to ratify the distribution
       of the interest on own capital and dividends

3      Election of the Members of the Board of Directors         Mgmt          For                            For

4      Election of the Members of the Finance Committee          Mgmt          For                            For

5      To set the total payment for the Members of               Non-Voting    No vote
       the Board of Directors and the    total payment
       for the Members of the Finance Committee




--------------------------------------------------------------------------------------------------------------------------
 BRASIL FOODS SA                                                                             Agenda Number:  702028196
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7704H109
    Meeting Type:  EGM
    Meeting Date:  08-Jul-2009
          Ticker:
            ISIN:  BRPRGAACNOR4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       PLEASE NOTE THAT VOTES IN FAVOR AND AGAINST               Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INXS TO VOTE
       ON THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
       NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR
       OR AGAINST OF THE DEFAULT COMPANY'S CANDIDATE.
       THANK YOU.

1.     Amend the Article 1 of the Corporate By-Laws,             Mgmt          For                            For
       to change the corporate name from Perdigao
       S.A. to Brf-Brasil Foods S.A.

2.     Amend the Article 2 of the Corporate By-Laws,             Mgmt          For                            For
       to change the corporate headquarters from the
       city of Sao Paulo, state of Sao Paulo, to the
       city of Itajai, state of Santa Catarina

3.     Amend the Article 16 of the Corporate By-Laws,            Mgmt          For                            For
       to increase the number of full and alternate
       Members of the Board of Directors from eight
       to between nine and 11 members

4.     Approve to insert the Article 51 and respective           Mgmt          For                            For
       paragraphs into the Corporate By-Laws, to temporarily
       create the structure of co-president with in
       the framework of the Board of Directors of
       the Company

5.     Elect 3 Members and respective alternates to              Mgmt          For                            For
       the Board of Directors, with one of them being
       the co-president, in the event that the proposals
       mentioned in Resolutions 3 and 4 are approved

6.     Amend the Paragraph 1 of Article 5 of the Corporate       Mgmt          Against                        Against
       By-Laws, to increase the limit of the authorized
       capital of the Company from 250,000,000 common
       shares to 500,000,000 common shares so as to
       allow for the capital increase resulting from
       the public offering for the primary distribution
       of common shares issued by the Company, the
       request for registration for which was filed
       with the Anbid on 05 JUN 2009

7.     Amend the Item 9 of Article 18 of the Corporate           Mgmt          Against                        Against
       By-Laws, to exclude the authority of the Board
       of Directors to decide regarding the opening
       and closing of branches, agencies, offices
       and other facilities of the Company exclusively
       anywhere within the territory of Brazil, with
       this authority of the Board of Directors being
       passed to the Executive Committee

8.     Approve to decide regarding the terms and conditions      Mgmt          Against                        Against
       of the protocol and justification of merger
       of shares issued by Hff Participacoes S.A.
       into Perdigao S.A. Protocol and justification
       relative to the merger of shares of Hff Participacoes
       S.A Hsf into the Company

9.     Ratify the hiring and appointment of the valuation        Mgmt          Against                        Against
       companies (a) Banco De Investimentos Credit
       Suisse Brasil S.A., with corporate taxpayer
       id CNPJ/MF number 33.987.793.0001.33 credit
       suisse, responsible for the preparation of
       the report for the determination of the substitution
       ratio of the shares issued by HFF for shares
       issued by Perdigao, (b) Planconsult Planejamento
       E Consultoria Ltda., with corporate taxpayer
       id CNPJ/MF number 1.163.798.0001-23, responsible
       for the valuation of the shares of the Company
       and of HFF for the purpose of the determination
       of the capital increase of the Company

10.    Approve to decide regarding the reports and               Mgmt          For                            For
       regarding the substitution ratio contained
       in the report prepared by Credit Suisse

11.    Approve to decide regarding the merger of the             Mgmt          For                            For
       shares issued by HFF into the Company and grant
       authority to increase the share capital of
       the Company to be carried out with the merged
       shares




--------------------------------------------------------------------------------------------------------------------------
 BRASIL FOODS SA                                                                             Agenda Number:  702044861
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7704H109
    Meeting Type:  EGM
    Meeting Date:  18-Aug-2009
          Ticker:
            ISIN:  BRPRGAACNOR4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to decide regarding the terms and conditions      Mgmt          For                            For
       of the protocol of Merger and instrument of
       justification relative to the Merger of the
       entirety of the common and preferred shares
       issued by Sadia S/A [Sadia] by the Company,
       with the exception of those indirectly held
       by BRF itself

2.     Ratify the hiring and appointment of the valuation        Mgmt          For                            For
       Companies (a) Banco De Investimentos credit
       Suisse [Brazil] S/A, with Corporate Taxpayer
       ID [CNPJ/MF] Number 33.987.793-0001-33, responsible
       for the preparation of the report for the determination
       of the substitution ratio of the shares issued
       by Sadia for shares issued by the Company,
       and (b) Planconsult Planejamentoe Consultoria
       Ltda with Corporate Taxpayer ID CNPJ/MF number
       51.163.798-0001-3 responsible for the valuation
       of the shares of Sadia for the purpose of determining
       the capital increase of the Company

3.     Approve to decide regarding the reports and               Mgmt          For                            For
       the substitution ratio mentioned in the previous
       item

4.     Approve to decide regarding the Merger of the             Mgmt          For                            For
       shares issued by Sadia into the Company and
       authorize the share capital increase of the
       Company to be carried out with the merged shares,
       with the consequent amendment of Article 5
       of the Corporate Bylaws of BRF, to reflect
       the mentioned capital increase

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CHANGE IN FIGURE IN RESOLUTION 2. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 BRASIL TELECOM PARTICIPACOES S A                                                            Agenda Number:  702048213
--------------------------------------------------------------------------------------------------------------------------
        Security:  P18430168
    Meeting Type:  EGM
    Meeting Date:  31-Jul-2009
          Ticker:
            ISIN:  BRBRTPACNOR5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

1.     Approve the merger protocol and justification             Mgmt          For                            For
       of Copart 1 Participacoes S.A, a Company with
       its headquarters in the city of Rio De Janeiro,
       state of Rio De Janeiro, at 425 Rua Humberto
       De Campos, 5th floor [part], Leblon with Corporate
       Taxpayer ID [CNPJ/MF) Number 09.338.797.0001-70
       [Copart 1], into the Company [Protocol and
       Justification]

2.     Ratify the appointment and hiring of Apsis Consultoria    Mgmt          For                            For
       Empresarial Ltda, with its headquarters at
       90 Rua Sao Jose Group 1802, in the city and
       state of Rio De Janeiro, with Corporate Taxpayer
       ID [CNPJ] number 27.281.922.0001-70 [APSIS],
       as the Company responsible for drafting the
       valuation report, at book value, of the net
       worth of Copart 1 to be merger into the assets
       of the Company net worth report, as well as
       the valuation report on the net worth of Copart
       1 and of the Company, at market value, in accordance
       with the provisions in Article 264 of Law Number
       6404.76 valuation report on the net worth at
       market value

3.     Approve to concern the net worth report and               Mgmt          For                            For
       the valuation report on the net worth at market
       value prepared by Apsis

4.     Approve to decide concerning the proposal for             Mgmt          For                            For
       the merger of Copart 1 into the Company, in
       the manner described in Articles 224, 225 and
       227 of Law Number 6404.76, and under the terms
       of the conditions provided in the protocol
       and justification [merger]

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting    No vote
       OF A COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BRASIL TELECOM PARTICIPACOES SA                                                             Agenda Number:  702083647
--------------------------------------------------------------------------------------------------------------------------
        Security:  P18430168
    Meeting Type:  EGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  BRBRTPACNOR5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.

1.     Approve the stopping of the Bovespa Level 1               Mgmt          For                            For
       differentiated Corporate Governance practices

2.     Approve to examine, discuss and decide concerning         Mgmt          For                            For
       the Protocol and justification for the Takeover
       of the Company by its controlled Company Brasil
       Telecom S.A., a Company with head quarters
       in the city of Brasilia, in the Federal District,
       at Sia Sul,Asp, Lote D, Bloco B, with Corporate
       Taxpayer ID CNPJ/MF Number 76.535.764/0001
       43 [BRT] [Protocol and justification]

3.     Ratify the nomination and hiring of Apsis Consultoria     Mgmt          For                            For
       Empresarial Ltda., with Head Quarters at 90
       Rua Sao Jose, Grupo 1802 in the City and State
       of Rio De Janeiro with Corporate Taxpayer ID
       [CNPJ/MF] Number 27.281.922/0001 70 [APSIS]
       as the Company responsible for preparing the
       evaluation Report at Book Value of the net
       assets of the Company to be Merged into the
       Assets of BRT [Evaluation Report] as well as
       the Evaluation Report on the net assets of
       the Company and of BRT at Market Prices in
       accordance with the provision in Article 264
       of Law Number 6404/76 [Evaluation Report on
       the net assets at Market Price]

4.     Approve to examine, discuss and decide concerning         Mgmt          For                            For
       the Evaluation Report and the Evaluation Report
       on the net assets at Market Prices, prepared
       by APSIS

5.     Approve to decide concerning the proposal for             Mgmt          For                            For
       the Takeover of the Company by BRT, in the
       manner under Article 227 of Law Number 6404/76,
       and the terms and conditions of the protocol
       and Justification Takeover]




--------------------------------------------------------------------------------------------------------------------------
 BRASIL TELECOM PARTICIPACOES SA                                                             Agenda Number:  702083318
--------------------------------------------------------------------------------------------------------------------------
        Security:  P18430101
    Meeting Type:  EGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  BRBRTPACNPR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Approval of the termination of the compliance             Non-Voting    No vote
       of Level 1 Differentiated Corporate Governance
       Practices of the Brazilian Securities, Commodities
       and Futures Exchange - BM&FBOVESPA

2.     Examine, discuss and resolve on the approval              Non-Voting    No vote
       of the Protocol and Justification of the Merger
       of the Company with and into its subsidiary
       Brasil Telecom S.A., a publicly-held Company
       with head offices in the city of Bras lia,
       Federal District, at SIA SUL - ASP - Lot D
       - Block B, registered with the National Corporate
       Taxpayers' Register under CNPJ/MF No. 76.535.764/0001-43
       [BrT] [the 'Protocol and Justification']

3.     Ratify the appointment and hiring of Apsis Consultoria    Non-Voting    No vote
       Empresarial Ltd., with head office at Rua Sao
       Jose, 90 - group 1,802, in the city and State
       of Rio de Janeiro, registered with the National
       Corporate Taxpayers' Register under No. 27.281.922/0001-70
       [Apsis], as the specialized firm engaged for
       the preparation of the appraisal report, at
       book value, of the Company's net worth that
       will be acquired by BrT [the 'Appraisal Report'],
       as well as the Net Worth Appraisal Report of
       the Company and BrT at market prices, for the
       purposes of Article 264 of Law No. 6,404/76
       [the 'Net Worth Appraisal Report at Market
       Prices']

4.     Examine, discuss and resolve on the approval              Non-Voting    No vote
       the appraisal report and on the Net Worth Appraisal
       Report at Market Prices, prepared by Apsis

5.     Resolve on the proposal of the merger of the              Non-Voting    No vote
       Company with and into BrT, as specified in
       Article 227 of Law No. 6,404/76, and in the
       terms and conditions established in the Protocol
       and Justification [the 'Merger']




--------------------------------------------------------------------------------------------------------------------------
 BRASIL TELECOM S A                                                                          Agenda Number:  702179424
--------------------------------------------------------------------------------------------------------------------------
        Security:  P18445158
    Meeting Type:  EGM
    Meeting Date:  06-Jan-2010
          Ticker:
            ISIN:  BRBRTOACNPR5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Examine, discuss and resolve on the approval              Non-Voting    No vote
       of the Protocol and justification of the share
       exchange between the Company and its controlling
       shareholder Coari Participacoes S.A., a publicly-held
       Company with head offices in the city of Rio
       de Janeiro, state of Rio de Janeiro, at Rua
       Humberto de Campos No. 425, 8 floor - part,
       registered with the National Corporate Taxpayers'
       Register under CNPJ/MF No. 04.030.087/0001-09
       [Coari] [the Protocol and Justification]

2.     To ratify the appointment and hiring of Apsis             Non-Voting    No vote
       Consultoria Empresarial Ltda., with head office
       at Rua Sao Jose, 90 - group 1,802, in the city
       and state of Rio de Janeiro, registered with
       the National Corporate Taxpayers' Register
       under No. 27.281.922/0001-70 [Apsis], as the
       specialized firm engaged for the preparation
       of the appraisal report, at book value, of
       the Company's shares that will be exchanged
       for shares of Coari [the Appraisal Report],
       as well as the Net Worth Appraisal Report of
       the Company and Coari at market prices, for
       the purposes of Article 264 of Law No. 6,404/76
       [the Net Worth Appraisal Report at Market Prices]

3.     Examine, discuss and resolve on the approval              Non-Voting    No vote
       of the Appraisal Report and on the Net Worth
       Appraisal Report at Market Prices, prepared
       by Apsis

4.     Resolve on the proposal of the share exchange             Non-Voting    No vote
       between the Company and Coari, as set forth
       in Article 252 of Law No. 6,404/76 and in the
       terms and conditions established in the protocol
       and justification [the Share Exchange]




--------------------------------------------------------------------------------------------------------------------------
 BRASIL TELECOM S A                                                                          Agenda Number:  702313913
--------------------------------------------------------------------------------------------------------------------------
        Security:  P18445141
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  BRBRTOACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to take knowledge of the Director s               Mgmt          For                            For
       accounts, to examine, discuss and approve the
       Board of Directors report, the Company's consolidated
       financial   statements for the FY ending 31
       DEC 2009

2      Approve the capital budget for the year 2009,             Mgmt          For                            For
       and the participation payment   for the employees
       according to Article 45 from the Company Bylaw

3      Election of the Principal and the Substitute              Mgmt          For                            For
       Members of the Fiscal Committee

4      Approve to set the total amount of remuneration           Mgmt          For                            For
       of the Administrators of the  Company and the
       Fiscal Committee




--------------------------------------------------------------------------------------------------------------------------
 BRASIL TELECOM S A                                                                          Agenda Number:  702315323
--------------------------------------------------------------------------------------------------------------------------
        Security:  P18445158
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  BRBRTOACNPR5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM III ONLY. THANK  YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU.

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

I      To take knowledge of the Directors accounts,              Non-Voting    No vote
       to examine, discuss and approve  the Board
       of Directors report, the Company's consolidated
       financial           statements for the FYE
       31 DEC 2009

II     To approve the proposal for the capital budget            Non-Voting    No vote
       for the year 2009, and the     participation
       payment for the employees according to Article
       45 from the      Company Bylaw

III    Election of principal and substitute members              Mgmt          For                            For
       of the Fiscal Committee

IV     To set the total amount of remuneration of the            Non-Voting    No vote
       administrators of the Company  and Fiscal Committee




--------------------------------------------------------------------------------------------------------------------------
 BRASIL TELECOM S A                                                                          Agenda Number:  702413179
--------------------------------------------------------------------------------------------------------------------------
        Security:  P18445158
    Meeting Type:  EGM
    Meeting Date:  16-Jun-2010
          Ticker:
            ISIN:  BRBRTOACNPR5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to decide regarding the proposal of               Mgmt          For                            For
       new substitution ratios between   shares of
       the Company and of Telemar Norte Leste S.A.
       announced in the notice of material fact of
       25 MAR 2010, which will be used in the final
       step of a    corporate restructuring involving
       the Company

CMMT   PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 1 ONLY. THANK    YOU.




--------------------------------------------------------------------------------------------------------------------------
 BRASIL TELECOM SA                                                                           Agenda Number:  702413181
--------------------------------------------------------------------------------------------------------------------------
        Security:  P18445141
    Meeting Type:  EGM
    Meeting Date:  16-Jun-2010
          Ticker:
            ISIN:  BRBRTOACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to decide regarding the proposal of               Mgmt          For                            For
       new substitution ratios between   shares of
       the Company and of Telemar Norte Leste S.A.
       announced in the notice of material fact of
       25 MAR 2010, which will be used in the final
       step of a    corporate restructuring involving
       the Company




--------------------------------------------------------------------------------------------------------------------------
 BRASIL TELECOM SA                                                                           Agenda Number:  702440063
--------------------------------------------------------------------------------------------------------------------------
        Security:  P18445141
    Meeting Type:  EGM
    Meeting Date:  16-Jun-2010
          Ticker:
            ISIN:  BRBRTOACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1      Approve to change the address of the Head Office          Mgmt          For                            For
       of the Company, with it moving from Brasilia,
       Federal District, to the City and State of
       Rio De Janeiro, with the consequent amendment
       of Article 3 of the Corporate ByLaws

2      Approve to establish the newspapers in which              Mgmt          For                            For
       the Legal Notices of the Company will be published




--------------------------------------------------------------------------------------------------------------------------
 BRASKEM SA, CAMACARI, BA                                                                    Agenda Number:  702370646
--------------------------------------------------------------------------------------------------------------------------
        Security:  P18533110
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRBRKMACNPA4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 3 AND 4 ONLY.    THANK YOU.

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      To take knowledge of the Director's accounts              Non-Voting    No vote
       to examine, the Board of         Directors
       report, the Company's consolidated financial
       statements and         explanatory notes for
       the FY ending 31 DEC 2009, and the destination
       of the   year end results

2      Approval of the use of the capital reserve for            Non-Voting    No vote
       the partial absorption of the  accumulated
       losses indicated in the financial statements
       in reference to the  FYE on 31 DEC 2009

3      Election of the Members of the Board of Directors         Mgmt          For                            For
       and their President and     Vice President

4      Election of the Members of the Finance Committee          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BRD-GROUPE SOCIETE GENERALE ROMANIAN BANK FOR DEVELOPMENT, BUCHAREST                        Agenda Number:  702153824
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0300N100
    Meeting Type:  OGM
    Meeting Date:  14-Dec-2009
          Ticker:
            ISIN:  ROBRDBACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IF YOU WISH YOU TO VOTE IN THIS GENERAL ASSEMBLY,         Non-Voting    No vote
       YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED
       CUTOFF DATE; ADDITIONALLY, IN ORDER TO PROCESS
       YOUR VOTING INSTRUCTIONS, PLEASE ALSO NOTE
       THAT THE COMPANY SPECIFIC POWER OF ATTORNEY
       MUST BE SIGNED AND SENT IN ORIGINAL (BANK REPLY
       DEADLINE -2) TO THE APPROPRIATE SUB CUSTODIAN.
       THIS DOCUMENT CAN BE RETRIEVED FROM THE HYPERLINK
       THAT IS PROVIDED WITH THIS BALLOT. PLEASE CONTACT
       YOUR INSTITUTION CLIENT SERVICE REPRESENTATIVE
       TO OBTAIN THE NAME OF THE SUB-CUSTODIAN THAT
       THIS FORM SHOULD BE MAILED. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       15 DEC 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Elect Mr. Guy Marie Charles Poupet as a Company           Mgmt          For                            For
       Director for a mandate of 4 years, starting
       with 01 JAN 2010, following Mr. Patrick Gelin
       renunciation

2.     Approve the record date 31 DEC 2009                       Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF COMPANY POA. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BRD-GROUPE SOCIETE GENERALE ROMANIAN BANK FOR DEVELOPMENT, BUCHAREST                        Agenda Number:  702311236
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0300N100
    Meeting Type:  OGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  ROBRDBACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IF YOU WISH YOU TO VOTE IN THIS GENERAL ASSEMBLY,         Non-Voting    No vote
       YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED
       CUTOFF DATE; ADDITIONALLY, IN ORDER TO PROCESS
       YOUR VOTING INSTRUCTIONS, PLEASE ALSO NOTE
       THAT THE COMPANY SPECIFIC POWER OF ATTORNEY
       MUST BE SIGNED AND SENT IN ORIGINAL (BANK REPLY
       DEADLINE -2) TO THE APPROPRIATE SUB CUSTODIAN.
       THIS DOCUMENT CAN BE RETRIEVED FROM THE HYPERLINK
       THAT IS PROVIDED WITH THIS BALLOT. PLEASE CONTACT
       YOUR INSTITUTION CLIENT SERVICE REPRESENTATIVE
       TO OBTAIN THE NAME OF THE SUB-CUSTODIAN THAT
       THIS FORM SHOULD BE MAILED. THANK YOU.

1      Approve the 2009 financial statements.                    Mgmt          For                            For

2      Approve the Administrative discharge                      Mgmt          For                            For

3      Approve the profit allocation and establish               Mgmt          For                            For
       the gross dividend .the bank      management
       proposes a dividend of RON 027947 per share

4      Approve the 2010 budget                                   Mgmt          For                            For

5      Approve the remuneration due to the non-executive         Mgmt          For                            For
       Directors as well as of the general limits
       for the Directors' and Administrators' additional
       remunerations

6      Appoint the fin Auditor and determine the Audit           Mgmt          For                            For
       contract

7      Approve the proposed rec date 13.05.2010                  Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF COMPANY POA. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BRD-GROUPE SOCIETE GENERALE ROMANIAN BANK FOR DEVELOPMENT, BUCHAREST                        Agenda Number:  702333244
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0300N100
    Meeting Type:  EGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  ROBRDBACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the bond issues in the period 2010-2011,          Mgmt          Against                        Against
       within a ceiling of EUR 600 million or the
       equivalent in lei or foreign currency, in the
       conditions stipulated in the note made available
       to the shareholders, the Board of Directors
       will enforce this resolution, setting the individual
       parameters of each issue

2      Approve the date of 13 MAY 2010 as registration           Mgmt          For                            For
       date, as per Article 238 of Law no. 297/2004
       regarding the capital market

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS             Non-Voting    No vote
       REQUIRED IN THE ROMANIAN MARKET. SOME SUBCUSTODIANS
       REQUIRE THE POA TO BE COMPLETED BY THE BENEFICIAL
       OWNERS IN ORDER TO PROCESS YOUR VOTING INSTRUCTIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO FIND OUT IF A POA IS NEEDED TO EXECUTE YOUR
       VOTING INSTRUCTIONS. IF THE ENGLISH VERSION
       OF THE POA IS SUBMITTED, THE POA MUST BE NOTARIZED,
       APOSTILLIZED AND FURTHER TRANSLATED INTO ROMANIAN.
       IF ROMANIAN VERSION OF THE POA IS SUBMITTED,
       NOTARIZATION IS SUFFICIENT. THE POA MUST BE
       FORWARDED TO THE APPROPRIATE SUBCUSTODIAN FOR
       PROCESSING. ABSENCE OF A POA, MAY CAUSE YOUR
       INSTRUCTIONS TO BE REJECTED. PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR ASSISTANCE
       IN PROCESSING THE REQUIRED DOCUMENTS




--------------------------------------------------------------------------------------------------------------------------
 BRE BANK S.A., WARSZAWA                                                                     Agenda Number:  702277585
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0742L100
    Meeting Type:  OGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  PLBRE0000012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Opening of the meeting                                    Mgmt          For                            For

2      Election of the Chairman                                  Mgmt          For                            For

3      Election of the Vote Counting Committee                   Mgmt          For                            For

4      Receive the report by the Management Board on             Mgmt          For                            For
       the business of the BRE Bank SA and financial
       statement

5      Approve the Supervisory Board's report on the             Mgmt          For                            For
       present position of BRE Bank SA

6      Approve to review the report of the Management            Mgmt          For                            For
       Board, the report of the       Supervisory
       Board and the financial statement

7      Approve to review the consolidated financial              Mgmt          For                            For
       statement

8.1    Approve the report of the Management Board and            Mgmt          For                            For
       the financial statement

8.2    Approve the profit distribution                           Mgmt          For                            For

8.3    Grant discharge the duties for the Members of             Mgmt          For                            For
       the Management Board

8.4    Grant discharge the duties for the Members of             Mgmt          For                            For
       the Management Board

8.5    Grant discharge the duties for the Members of             Mgmt          For                            For
       the Management Board

8.6    Grant discharge the duties for the Members of             Mgmt          For                            For
       the Management Board

8.7    Grant discharge the duties for the Members of             Mgmt          For                            For
       the Management Board

8.8    Grant discharge the duties for the Members of             Mgmt          For                            For
       the Management Board

8.9    Grant discharge the duties for the Members of             Mgmt          For                            For
       the Management Board

8.10   Grant discharge the duties for the Members of             Mgmt          For                            For
       the Management Board

8.11   Grant discharge the duties for the Members of             Mgmt          For                            For
       the Supervisory Board

8.12   Grant discharge the duties for the Members of             Mgmt          For                            For
       the Supervisory Board

8.13   Grant discharge the duties for the Members of             Mgmt          For                            For
       the Supervisory Board

8.14   Grant discharge the duties for the Members of             Mgmt          For                            For
       the Supervisory Board

8.15   Grant discharge the duties for the Members of             Mgmt          For                            For
       the Supervisory Board

8.16   Grant discharge the duties for the Members of             Mgmt          For                            For
       the Supervisory Board

8.17   Grant discharge the duties for the Members of             Mgmt          For                            For
       the Supervisory Board

8.18   Grant discharge the duties for the Members of             Mgmt          For                            For
       the Supervisory Board

8.19   Grant discharge the duties for the Members of             Mgmt          For                            For
       the Supervisory Board

8.20   Grant discharge the duties for the Members of             Mgmt          For                            For
       the Supervisory Board

8.21   Approve the consolidated financial statement              Mgmt          For                            For

8.22   Approve to increase the Bank's share capital,             Mgmt          Against                        Against
       public offering of new shares,  specifying
       the record date, dematerialization and application
       for admission   of the preemptive rights, rights
       to shares and new shares to trading on the
       WSE proposed record date: 18 MAY 2010

8.23   Amend the Statute text related to increase of             Mgmt          For                            For
       share capital

8.24   Amend the Statute Text                                    Mgmt          For                            For

8.25   Amend the Standing Rules of the general meeting           Mgmt          For                            For

8.26   Appointment of the Auditor                                Mgmt          For                            For

9      Closing of the meeting                                    Mgmt          For                            For

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE




--------------------------------------------------------------------------------------------------------------------------
 BRF - BRASIL FOODS SA, ITAJAI, SC                                                           Agenda Number:  702298591
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1905C100
    Meeting Type:  OGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  BRBRFSACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve the management report, financial statements       Mgmt          For                            For
       and other documents       related to the FY
       that ended on 31 DEC 2009, and to decide regarding
       the      allocation of the result

2      Ratify the distribution of remuneration to the            Mgmt          For                            For
       shareholders, in accordance    with that which
       was resolved on by the Board of Directors

3      Ratify the election of Roberto Faldini as a               Mgmt          For                            For
       Member of the Board carried out   at the Board
       of Directors meeting of 17 DEC 2009

4      Election of the Finance Committee and Audit               Mgmt          For                            For
       Committee

5      Approve to set the annual and aggregate remuneration      Mgmt          For                            For
       of the Members of the    Board of Directors
       and of the Finance Committee

6      Ratify the capital increase in reference to               Mgmt          For                            For
       the confirmation of the public    subscription
       of the distribution option for the supplementary
       lot, exercised  by Banco UBS Pactual, on 20
       AUG 2009




--------------------------------------------------------------------------------------------------------------------------
 BRF - BRASIL FOODS SA, ITAJAI, SC                                                           Agenda Number:  702296751
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1905C100
    Meeting Type:  EGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  BRBRFSACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1.     Approve the Remuneration Plan based on shares             Mgmt          For                            For
       and the regulations of the options for the
       executives of BRF Brasil Foods S.A

2.     Approve the Remuneration Plan based on shares             Mgmt          For                            For
       and the regulations of the options for the
       executives of SADIA S.A, with shares issued
       by BRF Brasil Foods S.A, in observance of the
       Association Agreement and of the Sadia Option
       Plan

3.     Approve the split of the company's shares in              Mgmt          For                            For
       the proportion of 100% with the issuance of
       one new share for each existing one and  the
       change of the proportion of the ADR American
       Depositary Receipts program, placing the ADRs
       on the same proportional basis, so that each
       one share will correspond to one ADR

4.     Ratify the choice of the Company KPMG Auditores           Mgmt          For                            For
       Independentes, appointed by this Board of Directors,
       for the preparation of the book valuation reports
       of the Companies Avipal Nordeste S.A. and HFF
       Participacoes S.A., respectively

5.     Approve the valuation reports and protocols               Mgmt          For                            For
       and justifications of merger

6.     Approve the mergers of the Companies Avipal               Mgmt          For                            For
       Nordeste S.A. and HFF Participacoes S.A. into
       BRF Brasil Foods S.A. with the consequent extinction
       of the Companies being merged

7.     Ratify the official newspapers of the Company's           Mgmt          For                            For
       publications, Diario Official De Santa Catarina,
       Diario Catarinense and Valor Economico




--------------------------------------------------------------------------------------------------------------------------
 BRITISH AMERICAN TOBACCO (MALAYSIA) BHD                                                     Agenda Number:  702309382
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0971P110
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2010
          Ticker:
            ISIN:  MYL4162OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 DEC 2009 and the      reports of
       the Directors and Auditors thereon

2      Approve to sanction the declaration and payment           Mgmt          For                            For
       of a final dividend

3.1    Re-elect Stephen Ja Mes Rush as a Director,               Mgmt          For                            For
       who retire by rotation in         accordance
       with Article 97(1) and (2) of the Company Articles
       of Association

3.2    Re-elect Dato Chan Choon Ngai as a Director,              Mgmt          For                            For
       who retire by rotation in        accordance
       with Article 97(1) and (2) of the Company Articles
       of Association

4      Re-appoint, Tan Sri Abu Talib Bin Othman as               Mgmt          For                            For
       a Director of the Company, who    retires pursuant
       to Section 129(2) of the Companies act, 1965,
       to hold office until the conclusion of the
       next AGM of the Company

5      Re-appoint Messrs. Pricewaterhouse Coopers as             Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

6      Approve to renewal of the recurrent reports               Mgmt          For                            For
       mandate

7      Other Business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BUDIMEX S.A., WARSZAWA                                                                      Agenda Number:  702107372
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0788V103
    Meeting Type:  EGM
    Meeting Date:  28-Oct-2009
          Ticker:
            ISIN:  PLBUDMX00013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect the Chairman                                        Mgmt          For                            For

3.     Approve the statement of meeting's legal validity         Mgmt          For                            For
       and its ability to adopt resolutions

4.     Elect the Scrutiny Commission                             Mgmt          For                            For

5.     Adopt the agenda                                          Mgmt          For                            For

6.     Adopt a resolution on merger of Budimex SA with           Mgmt          For                            For
       Budimex Dromex SA according to the provisions
       of Article 492, Paragraph 1, Point 1 of the
       Commercial Companies Code

7.     Adopt the resolution on acceptation changes               Mgmt          For                            For
       in Supervisory Board's Membership due to co
       opt Mr. Marek Michalowski and due to resignation
       of Mr. Jaime Aguirre De Carcery Moreno

8.     Closing the meeting                                       Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ARTICLE NUMBER IN RESOLUTION 6. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BUDIMEX S.A., WARSZAWA                                                                      Agenda Number:  702301689
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0788V103
    Meeting Type:  OGM
    Meeting Date:  19-May-2010
          Ticker:
            ISIN:  PLBUDMX00013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the ordinary general shareholders              Mgmt          For                            For
       meeting

2      Appointment of the Chairman of the ordinary               Mgmt          For                            For
       general shareholders meeting

3      Approve to determine the validity of convening            Mgmt          For                            For
       the ordinary general           shareholders
       meeting and its capacity to pass resolutions

4      Election of the Ballot Counting Committee                 Mgmt          For                            For

5      Approve the agenda                                        Mgmt          For                            For

6      Approve the Management report on the Company's            Mgmt          For                            For
       operations in 2009 and the     financial statement
       for the FY 2009, including the Auditors opinion
       and       review report

7      Approve the Management report on Budimex Groups           Mgmt          For                            For
       operations in 2009 and the    consolidated
       financial statement for the FY 2009, including
       the Auditors      opinion and review report

8      Approve the report of the Supervisory Board               Mgmt          For                            For
       of Budimex S.A., containing the   results of
       the Audit of the Management reports on operations
       and of the       financial statements for the
       FY 2009, the motion of the Management Board
       concerning profit distribution and the
       Company's standing, satisfying other   requirements
       included in the best practices of WSE Listed
       Companies

9.1    Approve, after previous consideration, the Management     Mgmt          For                            For
       report on the Company's operations in 2009
       and the Company's financial statement for the
       FY 2009

9.2    Approve, after previous consideration, the Management     Mgmt          For                            For
       report on Budimex       Groups operations in
       2009 and the consolidated financial statement
       for the FY 2009

9.3    Approve the distribution of profit for 2009               Mgmt          For                            For

9.4    Acknowledge the fulfillment of duties by the              Mgmt          For                            For
       members of the Management Board  of Budimex
       S.A. in 2009

9.5    Acknowledge the fulfillment of duties by the              Mgmt          For                            For
       members of the Supervisory Board of Budimex
       S.A. in 2009

9.6    Approve the Merger Plan regarding Budimex S.A.            Mgmt          For                            For
       as the acquiring Company and   the Budimex
       Auto Park SP. Z.O.O. as acquired Company pursuant
       to Article 492  1 point 1 of the CCC

9.7    Adopt the resolutions concerning the election             Mgmt          For                            For
       of the Supervisory Board        members of
       the Company Budimex S.A. for 7 years term of
       office

9.8    Approve the changes to the rules and determining          Mgmt          For                            For
       the remuneration of the      Supervisory Board
       members

10     Closing of the ordinary general shareholders              Mgmt          For                            For
       meeting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BULGARIA INDUSTRIAL HOLDING JSC, SOFIA                                                      Agenda Number:  702491349
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3748M106
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  BG1100019980
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 09 JUL 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.

1      Approve the report on the Company's activity              Mgmt          For                            For
       and the consolidated report on   the Company's
       activity for 2009

2      Approve the Registered Auditor's report on the            Mgmt          For                            For
       audit of the annual financial  report and the
       report on the audit of the consolidated annual
       financial       report of the Company for the
       year 2009

3      Approve the annual financial report and the               Mgmt          For                            For
       consolidated annual financial     report of
       the Company for the year 2009

4      Adopt a decision on the distribution of the               Mgmt          For                            For
       profit of the Company for 2009    totaling
       BGN 3,584,680 as undistributed profit of the
       Company

5      Receive the report on the activity of the Investors       Non-Voting    No vote
       Relations Director for    the year 2009

6      Receive the report on the activity of the Audit           Non-Voting    No vote
       Committee for the year 2009

7      Approve to release the following Members of               Mgmt          For                            For
       the Supervisory and Management    Boards, from
       liability for their activities in 2009: Supervisory
       Board:       Snezhana Ilieva Hristova,  Konstantin
       Kuzmov Zografov, DZH AD represented by  Elena
       Petkova Kircheva; and Management Board: Bozhidar
       Vasilev Danev, Daneta  Angelova Zheleva, Borislav
       Emilov Gavrilov, Boyko Nikolov Noev and Georgi
       Yanchev Momtchilov

8      Approve that the monthly remuneration of the              Mgmt          For                            For
       Members of the Management Board  and the Supervisory
       Board of the Company for the year 2010 shall
       be equal to  the amount specified for the year
       2009

9      Approve to select the Registered Auditor of               Mgmt          For                            For
       the Company for the year 2010     recommended
       by the Audit Committee

10     Miscellaneous                                             Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 BULGARIAN AMERICAN CREDIT BANK JSC, SOFIA                                                   Agenda Number:  702079129
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0844J102
    Meeting Type:  EGM
    Meeting Date:  16-Sep-2009
          Ticker:
            ISIN:  BG1100098059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 602170 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 SEP 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the amendments to BACB By-Laws as per             Mgmt          For                            For
       the proposal of the Supervisory Board

2.     Amend Articles 19[2], 32, 33 and 46 [6] of the            Mgmt          For                            For
       By-Laws as specified




--------------------------------------------------------------------------------------------------------------------------
 BULGARIAN AMERICAN CREDIT BANK JSC, SOFIA                                                   Agenda Number:  702312531
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0844J102
    Meeting Type:  AGM
    Meeting Date:  14-Apr-2010
          Ticker:
            ISIN:  BG1100098059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 28 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.

1      Approve: the audited annual consolidated financial        Mgmt          For                            For
       statements for 2009 and    the annual consolidated
       management report of the Company for 2009,
       and the    audited company's annual financial
       statements for 2009 and the annual
       management report of the Company for 2009

2      Approve a resolution for the 2009 profit of               Mgmt          For                            For
       the Company after taxation to be  allocated
       to the BACB reserve fund

3      Acknowledge the annual report of the Audit Committee      Mgmt          For                            For
       for 2009

4      Acknowledge the annual report of the internal             Mgmt          For                            For
       audit for 2009

5      Acknowledge the 2009 Investor Relations Director's        Mgmt          For                            For
       report

6      Re-elect Ms. Rayka Ontzova to serve as an Independent     Mgmt          For                            For
       Member of the Audit     Committee for a new
       one year term of office

7      Approve to relieve the responsibility of all              Mgmt          For                            For
       members of the Management Board  and the Supervisory
       Board of BACB for their office during 2009

8      Appoint the specialized Audit Company recommended         Mgmt          For                            For
       by the Audit Committee to

9      Approve BACB to use the Interbank Credit Line             Mgmt          Against                        Against
       provided by Allied Irish Banks, P.L.C. a shareholder
       of 49.99% of BACB Shares and an interested
       party within  the meaning of Article 114,
       5  of POSA, with maximum size and under terms
       and conditions set forth in the report of
       the Management Board, and authorize the Executive
       Directors of BACB to take all and any actions
       in regard with    entering into and execution
       of the above specified transaction with an
       interested party

10     Miscellaneous                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BULGARIAN HOLDING CO CHIMIMPORT JSC, SOFIA                                                  Agenda Number:  701990485
--------------------------------------------------------------------------------------------------------------------------
        Security:  X0844K109
    Meeting Type:  AGM
    Meeting Date:  03-Jul-2009
          Ticker:
            ISIN:  BG1100046066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       20 JUL 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Adopt the Management report about the activity            Mgmt          For                            For
       and Management of the Company in 2008

2.     Adopt the report of the Chartered Accountant              Mgmt          For                            For
       for audit and certification on the annual financial
       statement of the Company for 2008

3.     Approve the audited and certified annual financial        Mgmt          For                            For
       statement of the Company for 2008

4.     Adopt the annual consolidated report of the               Mgmt          For                            For
       Management Board about the activity and Management
       of the Company in 2008

5.     Adopt the report of the Chartered Accountant              Mgmt          For                            For
       for audit and certification on the consolidated
       financial statement of the Company for 2008

6.     Adopt and approve the annual consolidated financial       Mgmt          For                            For
       statement of the Company for 2008

7.     Adopt the Management Board s proposal, namely:            Mgmt          For                            For
       the Company will not distribute 2008 profit
       as dividends and will retain it as non distributed
       profit

8.     Approve the exempts from liability the Members            Mgmt          For                            For
       of the Management and Supervisory Board for
       their activity during 2008

9.     Approve the remuneration of the Members of the            Mgmt          For                            For
       Management and the Supervisory Boards for 2009
       according to the proposal made

10.    Elect Mr. Grant Tornton for audit and certification       Mgmt          For                            For
       on the annual financial statement and the consolidated
       annual financial statement of the Company for
       2009 as per the Management Board's proposal
       the Chartered Accountant for 2009

11.    Amend the statute of the Company according to             Mgmt          For                            For
       the proposals included in the materials to
       the agenda




--------------------------------------------------------------------------------------------------------------------------
 BULGARTABAC HOLDING GROUP                                                                   Agenda Number:  702169144
--------------------------------------------------------------------------------------------------------------------------
        Security:  X08087102
    Meeting Type:  EGM
    Meeting Date:  11-Dec-2009
          Ticker:
            ISIN:  BG11BUSOGT14
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 635018 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 DEC 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the changes to Bylaws of the Corporation,         Mgmt          For                            For
       connected with the passing of a two-degree
       to one-degree system of management

2.     Grant discharge to the Supervisory and Governing          Mgmt          For                            For
       Members of the Board

3.     Approve to determine 5 Members for the Board              Mgmt          For                            For
       of Directors

4.     Elect Ivan Atanasov Bilarev, Docho Minev Karadochev,      Mgmt          For                            For
       Georgi Serafimov Kostov, Asen Yosifov Shehov,
       Rumen Andonov Porozhanov as the Members of
       the Board of Directors

5.     Approve to choose Traicho Dimitrov Traikov,               Mgmt          For                            For
       Minister of Economy, Energy and Tourism, who
       is contracted by the Corporation and with Board
       of Directors, but will not be involved with
       Board

6.     Approve the making of decision for the distribution       Mgmt          For                            For
       of supplemental installment   dividend of shareholders
       in the size of 50 of 100 of the profits of
       the Corporation for 2008 on an annual financial
       account after tax assessment, created for "Rezerven"
       fund in the size of 10 of 100 in correspondence
       with Article 246, point 2 of the Commerce Regulations

7.     Approve the changes to the Outgoing Committee             Mgmt          For                            For
       and determination of remuneration of the newly
       chosen Members, in the size of 80 of 100 from
       the remunerations of the Board of Directors

8.     Approve the distribution of "BulgarTabak-Holding,         Mgmt          For                            For
       Inc" of undistributed Corporate profit in the
       size of 40,000,000 leva




--------------------------------------------------------------------------------------------------------------------------
 BULGARTABAC HOLDING GROUP                                                                   Agenda Number:  702440621
--------------------------------------------------------------------------------------------------------------------------
        Security:  X08087102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  BG11BUSOGT14
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the the Board of Directors report about             Mgmt          For                            For
       the activity of the Company     during 2009

2      Adopt the Chartered Accountant report about               Mgmt          For                            For
       the results of his audit of the   annual financial
       report of the Company for 2009

3      Adopt the report about the activity of the Audit          Mgmt          For                            For
       Committee of the Company

4      Adopt the certified annual financial report               Mgmt          For                            For
       of the Company for 2009

5      Adopt the Board of Directors proposal for distribution    Mgmt          For                            For
       of the profit of the   Company for 2009

6      Adopt the Board of Directors report about the             Mgmt          For                            For
       activity of the group           Bulgartabac
       during 2009

7      Adopt the report of the Chartered Accountant              Mgmt          For                            For
       about the results of his audit   of the consolidated
       annual financial report of the group Bulgartabac
       for 2009

8      Adopt the certified consolidated annual financial         Mgmt          For                            For
       report of the group         Bulgartabac for
       2009

9      Adopt the report of the Investor Relations Director       Mgmt          For                            For
       about his activity during 2009

10     Adopt the amendments and the additions to the             Mgmt          For                            For
       Statute of the Company proposed at the meeting

11     Adopt the proposal made on the meetings day               Mgmt          For                            For
       for the exemption from liability  of the members
       of the Supervisory and Management Board and
       the Board of       Directors of the Company
       for their activity during 2009

12     Appoint the Chartered Accountant for audit and            Mgmt          For                            For
       certification of the annual    financial report
       for 2010

13     Adopt the proposal made on the meeting s day              Mgmt          For                            For
       for setting up the remunerations of the members
       of the Board of Directors of the Company

14     Adopt the proposal made on the meetings day               Mgmt          For                            For
       for make up, mandate and          remunerations
       of each of the members

CMMT   PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 09 JUL 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BUMIPUTRA-COMMERCE HOLDINGS BHD                                                             Agenda Number:  702067984
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1002C102
    Meeting Type:  EGM
    Meeting Date:  04-Sep-2009
          Ticker:
            ISIN:  MYL1023OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT A MEMBER SHALL BE ENTITLED               Non-Voting    No vote
       TO APPOINT ONLY 1 PROXY UNLESS HE HAS MORE
       THAN 1,000 SHARES IN WHICH CASE HE MAY APPOINT
       UP TO 5 PROXIES PROVIDED EACH PROXY APPOINTED
       SHALL REPRESENT AT LEAST 1,000 SHARES. WHERE
       A MEMBER APPOINTS MORE THAN 1 PROXY, THE APPOINTMENT
       SHALL BE INVALID UNLESS HE SPECIFIES THE PROPORTION
       OF HIS SHAREHOLDING TO BE REPRESENTED BY EACH
       PROXY. THANK YOU.

S.1    Approve to change the name of the Company from            Mgmt          For                            For
       Bumiputra-Commerce Holdings Berhad to CIMB
       Group Holdings Berhad effective from the date
       of issuance of the Certificate of Incorporation
       on the change of name of the Company by the
       Companies Commission of Malaysia and all references
       in the Memorandum and Articles of Association
       of the Company to the name Bumiputra-Commerce
       Holdings Berhad, wherever the same may appear,
       shall be deleted and substituted with CIMB
       Group Holdings Berhad and authorize the Directors
       and Company Secretary to give effect to the
       proposed change of name with full power to
       assent to any condition, modification, variation
       and/or amendment (if any) as may be required
       by the relevant authorities




--------------------------------------------------------------------------------------------------------------------------
 BUMRUNGRAD HOSPITAL PUBLIC CO LTD BH                                                        Agenda Number:  702268726
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1002E256
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  TH0168A10Z19
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the minutes of AGM of shareholders number           Mgmt          For                            For
       16 2009

2      Acknowledge the Directors report on the operations        Mgmt          For                            For
       of the Company for the     year 2009

3      Approve the audited financial statements for              Mgmt          For                            For
       the YE 31 DEC 2009

4      Declare the dividend for the year 2009                    Mgmt          For                            For

5      Re-elect three Directors who retires by rotation          Mgmt          For                            For
       as Directors of the Company  for another term:
       Mr. Chai Sophonpanich, Dr. Chanvit Tanphiphat,
       Md, Dr. Sinn Anura

6      Appointment of Mrs. Auni Kettratad as the additional      Mgmt          For                            For
       Independent Director of

7      Approve the Directors remuneration for the year           Mgmt          For                            For
       2010

8      Appointment of the Companys Auditor for the               Mgmt          For                            For
       year 2010 and approve to fix

9      Amend the Clause 4 of the Memorandum of Association       Mgmt          For                            For
       to be in line with the    decrease in number
       of preferred shares due to the exercise of
       the right to    convert preferred shares into
       ordinary shares by preferred shareholders

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BURSA CIMENTO FABRIKASI A.S., BURSA                                                         Agenda Number:  702279109
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2049U108
    Meeting Type:  OGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  TRABUCIM91F3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and the election of the Presidential              Mgmt          No Action
       Board

2      Grant authority to the Chairmanship to sign               Mgmt          No Action
       the minutes of the meeting

3      Approve the reports of the Board of Directors             Mgmt          No Action
       and the Auditors and            Independent
       Auditing Firm

4      Approve the financial statements which are prepared       Mgmt          No Action
       according to the Capital  Markets Board Communique
       Serial XI number 29

5      Approve the profit distribution                           Mgmt          No Action

6      Amend the 18th Article of the Articles of Association     Mgmt          No Action
       about the duties of the Board Committee

7      Approve absolving of the Members of the Board             Mgmt          No Action
       of Directors and the Auditors

8      Approve to determine the monthly gross salaries           Mgmt          No Action
       of the Board Members and the  Auditors

9      Approve the decision on the number of Board               Mgmt          No Action
       Members and the Auditors and      election
       of new Members for empty spaces on the Board

10     Approve the admission of Independent Auditing             Mgmt          No Action
       Firm Denkar Bagimsiz Denetim    Yeminli Mali
       Musavirlik elected by the Supervisory Board
       according to the     Communique X Number 22
       of the Capital Markets Board

11     Approve the presentation of information to the            Mgmt          No Action
       shareholders about the         donations during
       the year 2009

12     Approve the presentation of information to the            Mgmt          No Action
       shareholders about the         assurances and
       heritable securities

13     Authorize the Board Members according to the              Mgmt          No Action
       Articles 334 and 335 of the      Turkish Commercial
       Code

14     Wishes and closure                                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 BURSA MALAYSIA BHD, KUALA LUMPUR                                                            Agenda Number:  702285669
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1028U102
    Meeting Type:  AGM
    Meeting Date:  29-Mar-2010
          Ticker:
            ISIN:  MYL1818OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited financial statements        Mgmt          For                            For
       for the YE 31 DEC 2008 and reports of the Directors
       and Auditors thereon

2      Re-elect Dato' Sri Abdul Wahid bin Omar as a              Mgmt          For                            For
       Director, who retires by         rotation in
       accordance with Article 69 of the Company's
       Articles of           Association

3      Re-elect Dato' Yusil bin Mohamed Yousoff as               Mgmt          For                            For
       a Director, who retires by        rotation
       in accordance with Article 69 of the Company's
       Articles of           Association

4      Re-elect Dato' Saiful Bahri bin Zainuddin as              Mgmt          For                            For
       a Director, who retires by       rotation in
       accordance with Article 69 of the Company's
       Articles of           Association

5      Re-elect Encik Ong leong Huat @ Wong Joo Hwa              Mgmt          For                            For
       as a Director, who retires by    rotation in
       accordance with Article 69 of the Company's
       Articles of           Association

6      Approve the payment of final dividend of 9 sen            Mgmt          For                            For
       per share under single-tier    system in respect
       of the FYE 31 DEC 2009

7      PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       approve the payment of     Directors' fees
       amounting to MYR 90,000 per annum for the Non-Executive
       Chairman and MYR 60,000 per annum for
       each of the Non-Executive Directors in  respect
       of the FYE 31 DEC 2009

8      Appoint Messrs. Ernst & Young as the Auditors             Mgmt          For                            For
       of the Company and authorize

9      Authorize the Directors, pursuant to Section              Mgmt          Against                        Against
       132D of the Companies Act 1965,  the Articles
       of Association of the Company and subject to
       the approvals of    the relevant governmental
       and/or regulatory authorities, to issue shares
       of   the Company, from time to time, upon such
       terms and conditions, for such      purposes
       and to such person or persons whomsoever as
       the Directors may, in    their absolute discretion,
       deem fit, provided that the aggregate number
       of    shares issued pursuant to this resolution
       does not exceed 10% of the total    issued
       share capital of the Company for the time being
       in any one FY;         Authority shall continue
       in force until the conclusion of the next AGM
       of the Company

10     Authorize the Directors, subject to Section               Mgmt          For                            For
       67A of the Companies Act 1965     (the Act)
       and Part IIIA of the Companies Regulations
       1966, provisions of the  Company's Memorandum
       and Articles of Association, the Main Market
       Listing     Requirements (MMLR) of Bursa Malaysia
       Securities Berhad (Bursa Malaysia       Securities)
       and any other applicable laws, rules, regulations
       and guidelines  for the time being in force,
       to make purchase(s) of ordinary shares of MYR
       0.50 each in the Company's issued and paid-up
       share capital on Bursa Malaysia Securities
       subject to the following: (1) the maximum number
       of shares which   may be purchased and/or held
       by the Company shall be equivalent to 10% of
       the issued and paid-up share capital of the
       Company (Shares) for the time being;  CONTD

-      CONTD. (2) the maximum fund to be allocated               Non-Voting    No vote
       by the Company for the purpose of purchasing
       the Shares shall not exceed the aggregate of
       the retained profits  and share premium account
       of the Company; as of 31 December 2009, the
       audited retained profits and share premium
       account of the Company were MYR
       432,524,000 and MYR 78,813,000 respectively;
       Authority will commence         immediately
       upon passing of this ordinary resolution, will
       expire: (a) at the conclusion of the next Annual
       General Meeting (AGM) of the Company, or (b)
       upon the expiration of the period within
       which the next AGM after that date   is required
       by the law to be held, CONTD

-      CONTD whichever occurs first, but not so as               Non-Voting    No vote
       to prejudice the completion of    purchase(s)
       by the Company before the aforesaid expiry
       date and in any event, in accordance with the
       provisions of the MMLR of Bursa Malaysia Securities
       or any other relevant authority ; and (4) upon
       completion of the purchase(s) of  the Shares
       by the Company, to deal with the Shares in
       the following manner:   (a) cancel the Shares
       so purchased; or (b) retain the Shares so purchased
       as  treasury shares; or (c) retain part of
       the Shares so purchased as treasury    shares
       and cancel the remainder; or CONTD.

-      CONTD (d) distribute the treasury shares as               Non-Voting    No vote
       share dividends to shareholders   and/or resell
       on Bursa Malaysia Securities and/or cancel
       all or part of them; or in any other manner
       as prescribed by the Act, rules, regulations
       and       guidelines pursuant to the Act and
       the requirements of Bursa Malaysia
       Securities and any other relevant authority
       for the time being in force; to   take all
       steps as are necessary or expedient to implement
       or to effect the    purchase(s) of the Shares
       with full power to assent to any condition,
       modification, variation and/or amendment
       as may be imposed by the relevant    authorities
       and to take all such steps as they may deem
       necessary or          expedient in order to
       implement, finalize and give full effect in
       relation    thereto

S.11   Re-appoint Tun Mohamed Dzaiddin bin Haji Abdullah,        Mgmt          For                            For
       a Public Interest          Director, as Director
       of the Company to hold office until the conclusion
       of   the next AGM of the Company, who retires
       pursuant to Section 129(2) of the    Companies
       Act 1965

-      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BUSAN BANK, PUSAN                                                                           Agenda Number:  702270909
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0534Y103
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  KR7005280003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement expected DIV              Mgmt          For                            For
       per 1 share: KRW 160  cash       dividend

2.1    Approve the partial amendment to Articles of              Mgmt          For                            For
       incorporation general agendas:   reflection
       of standard codes for outside Directors

2.2    Approve the addition of available type of issuing         Mgmt          Against                        Against
       stock convertible preferred stock redeemable
       preferred stock  within 20% of total number
       of issued stock

3      Election of Directors  4  candidate  not as               Mgmt          For                            For
       an outside Director : Min Joo

4      Election of Audit Committee Members  2  candidate         Mgmt          For                            For
       not as an outside




--------------------------------------------------------------------------------------------------------------------------
 BYBLOS BANK S.A.L.                                                                          Agenda Number:  702051018
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV07525
    Meeting Type:  EGM
    Meeting Date:  01-Aug-2009
          Ticker:
            ISIN:  LB0000010613
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to confirm the redemption of the Banks            Mgmt          No Action
       series 2003 preferred shares

2.     Approve the Banks capital increase to be carried          Mgmt          No Action
       out in two stages, first stage increase of
       3,051,362,800 LBP by deducting IT from the
       reserve allocated to the capital increase and
       adding it to the capital, second stage increase
       by issuing preferred shares subject to the
       provisions of law 308-2001, and determination
       of the amount, terms, conditions and details
       of such increase

3.     Amend the Article 6 of the Articles of Incorporation      Mgmt          No Action
       pursuant to the capital increase

4.     Miscellaneous                                             Non-Voting    No Action




--------------------------------------------------------------------------------------------------------------------------
 BYBLOS BANK S.A.L.                                                                          Agenda Number:  702088887
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV07525
    Meeting Type:  EGM
    Meeting Date:  24-Sep-2009
          Ticker:
            ISIN:  LB0000010613
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to ensure the authenticity of increasing          Mgmt          No Action
       the bank capital through the issuance of preferred
       shares

2.     Approve to ensure the authenticity of the subscription    Mgmt          No Action
       of the total issued amount of preferred shares

3.     Approve the final approval of the items 6 and             Mgmt          No Action
       other of the Company By-laws according to the
       capital increase

4.     Miscellaneous issues                                      Non-Voting    No Action




--------------------------------------------------------------------------------------------------------------------------
 BYBLOS BANK S.A.L.                                                                          Agenda Number:  702348764
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2053P102
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  LB0000010613
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Board of Directors general and special        Mgmt          No Action
       reports for the FY 2009

2      Receive the Auditor's general and special reports         Mgmt          No Action
       for the FY 2009

3      Ratify the accounts of the FY 2009 and specify            Mgmt          No Action
       its results

4      Approve the Chairman and the Board members from           Mgmt          No Action
       the administrative work for   the FY 2009

5      Approve the business that occurred between the            Mgmt          No Action
       Board of Director members and  the bank during
       the FY 2009 and grant the license to the Board
       of Director    members for the year 2010 in
       accordance with the Articles 158 and 159 of
       the  code of commerce and Article 152 of the
       code of money and credit to perform   all business
       detailed in the Board of Directors and Auditors'
       special reports

6      Approve the remunerations of the Auditors and             Mgmt          No Action
       the Board of Directors members  for the FY
       2010

7      Miscellaneous issues                                      Non-Voting    No Action




--------------------------------------------------------------------------------------------------------------------------
 BYBLOS BANK S.A.L.                                                                          Agenda Number:  702521091
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2053P102
    Meeting Type:  EGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  LB0000010613
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to check the veracity of the subscription         Mgmt          No Action
       and payment of the bank     capital increase

2      Approve to give final approval of the amendment           Mgmt          No Action
       to Article 6 of the Articles  of Incorporation
       further to the capital increase




--------------------------------------------------------------------------------------------------------------------------
 BYBLOS BK SAL                                                                               Agenda Number:  702203097
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2053P102
    Meeting Type:  EGM
    Meeting Date:  19-Feb-2010
          Ticker:
            ISIN:  LB0000010613
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to increase Byblos Bank Sal Capital               Mgmt          No Action
       by LBP 172,278,299,600 by issuing 142,378,760
       ordinary shares

2      Amend the Article 6 of the Articles of Incorporation      Mgmt          No Action
       pursuant to the capital  increase

3      Miscellaneous issues                                      Non-Voting    No Action




--------------------------------------------------------------------------------------------------------------------------
 BYD CO LTD                                                                                  Agenda Number:  702054836
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1023R104
    Meeting Type:  EGM
    Meeting Date:  08-Sep-2009
          Ticker:
            ISIN:  CNE100000296
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

S.1    Approve, in respect of the Company's initial              Mgmt          For                            For
       public offering and listing of A Shares, to
       issue domestic listing Renminbi denominated
       ordinary shares ["A Shares"] and apply for
       the listing of A Shares on the Shenzhen Stock
       Exchange [the "A Share Issue"] subject to the
       following conditions: type of shares to be
       issued: Renminbi denominated ordinary shares
       [A Shares]; nominal value of the A Shares:
       RMB 1.00 each; number of A shares to be issued:
       not more than 100,000,000 A Shares, authorize
       the Board to determine the actual number of
       A Shares to be issued after taking into account
       the then market condition upon the A Share
       Issue; Issue targets: natural persons, legal
       persons or other investors recognized by the
       China Securities Regulatory Commission ["CSRC"],
       who maintain A Share accounts with the Shenzhen
       Stock Exchange but excluding those who are
       prohibited under the PRC laws, regulations
       or other regulatory requirements which the
       Company shall comply with; method of issue:
       to be conducted via a combination of placement
       through offline offering to target investors,
       and issue at fixed price for subscription by
       online fund, or such other methods as permitted
       by CSRC; issue price: to be determined by negotiation
       between the Board and the lead underwriter
       based on the condition of the securities market;
       use of proceeds: the total investment amount
       of the proceeds from the proposed A Share Issue
       will be approximately RMB 2,850,000,000 and
       invested in the following projects: i] production
       project on lithium-ion batteries; ii] the project
       on the research, development and manufacturing
       base for automobiles in Shenzhen; iii] the
       expansion project on automobile products and
       accessories of BYD Auto Company Limited; and
       iv] the second phase of the project on solar
       energy batteries manufacturing facilities with
       a production capacity of 300 MW per year for
       the second phase and a target production capacity
       of 1 GW per year after all phases; in the event
       that the proceeds raised are insufficient,
       the Board will determine the actual usage of
       the proceeds according to the significance
       and urgency of the above investment projects
       and any shortfall will be raised by the Company
       itself; in the event that such proceeds exceed
       the total investment amount of these projects,
       the surplus will be applied as working capital,
       before receiving such proceeds, the Company
       will finance the above investment projects
       with its existing funds and bank loans based
       on the individual progress of the above investment
       projects, upon receiving such proceeds, these
       existing funds so applied will be replaced
       by the proceeds and bank loans will be repaid;
       place of listing: the Shenzhen Stock Exchange;
       time for offering and listing: to be determined
       after discussion and agreement between the
       Board and the relevant regulatory authorities,
       following the approval by CSRC and the stock
       exchange; distribution arrangements with regard
       to accumulated profits prior to the offering:
       all shareholders of the Company after the offering
       will be entitled to share the undistributed
       profits accumulated prior to the A Share Issue;
       [Authority expires 12 months from the date
       of passing of the resolution by the Shareholders'
       general meeting]

S.2    Authorize the Board of Directors to deal with             Mgmt          For                            For
       the matters for the initial public offering
       and listing of A Shares and to deal with the
       matters in respect of the A Share Issue at
       its discretion and with full authority subject
       to and as stipulated by the relevant laws and
       regulations, including but not limited to the
       following: to implement all procedures in connection
       with the A Share Issue, including the submission
       of the application for the A Share Issue to
       the CSRC and after the approval of the said
       application, the submission of the application
       for listing of the A Shares to the Stock Exchange;
       to propose amendments, supplements, explanations
       and clarifications in respect of relevant documents
       to regulatory authorities such as CSRC on behalf
       of the Company; to determine and deal with
       at its discretion and with full authority,
       matters relating to the A Share Issue: under
       the proposal of the A Share Issue considered
       and approved by the Shareholders' general meeting
       and permitted by CSRC, to formulate and execute
       the proposal of the A Share Issue, including
       but not limited to determine the time of issue,
       number of A Shares to be issued, method of
       issue, issue price, issue targets, quantity
       and proportion of A Shares to be issued to
       corresponding issue targets, and other relevant
       matters relating to the A Share Issue, and
       to make alterations to the above in accordance
       with actual circumstances; to formulate, review,
       amend and execute all application documents,
       other necessary documents and agreements in
       respect of the A Share Issue in accordance
       to the requirements of relevant regulatory
       authorities, stock exchange and approving authorities,
       including but not limited to prospectus and
       other relevant documents; to publish relevant
       documents to the media and provide explanations,
       illustration and clarifications on behalf of
       the Company; within the scope of the usage
       of proceeds approved by the Shareholders' general
       meeting and in accordance with the actual circumstances,
       to make analysis and reasonable adjustments
       on the projects, investment amounts, timing
       and method of the implementation, etc. under
       the usage of proceeds from the A Share Issue;
       upon the completion of A Share Issue, to deal
       with the relevant registration and settlement
       matters with the China Securities Depository
       and Clearing Corporation Limited and its branch
       companies based on the actual conditions of
       the A Share Issue; based on the conditions
       of the A Share Issue, to make supplementary
       amendments to the Articles of Association of
       the Company accordingly and undertake the relevant
       procedures such as application for approval
       and changes of business registration, and to
       make amendments to the Articles of Association
       of the Company within the scope of the proposal
       of the A Share Issue and in accordance with
       the requirements of the supervisory authorities;
       to determine specific accounts for proceeds
       prior to the A Share Issue according to the
       needs of the Company; to amend the proposal
       of the issue and continue to deal with the
       matters of the A Share Issue, in the event
       of changes in the policies on share issues
       during the offering period; to take any other
       actions or deal with any other matters which
       are not specified but are necessary for the
       A Share Issue; subject to compliance with all
       regulatory requirements and based on actual
       circumstances, authorize the Board of Directors
       to delegate the aforesaid authorities to Mr.
       Wang Chuan-fu, Mr. Lu Xiang-yang or Mr. Xia
       Zuo-quan, being Directors of the Company, and
       the authorized person be entitled to deal with
       procedures such as examination and approval,
       registration, filing, etc. with relevant governments
       or institutions in respect of the A Share Issue,
       execute, implement, amend, complete documents
       for submission to relevant governments, institutions,
       organizations and individuals, and undertake
       all acts and matters relating to the A Share
       Issue be deems necessary and expedient; [Authority
       expires 12 months from the date of the passing
       of the resolution by the Shareholders' general
       meeting]

S.3    Approve, in respect of the amendments to the              Mgmt          For                            For
       Articles of Association of the Company and
       the schedule thereto, the amended "Articles
       of Association of BYD Company Limited" and
       the "Rules and Procedures of Shareholders'
       General Meeting of BYD Company Limited", such
       amended Articles of Association and schedule
       thereto be effective after the approval of
       the A Share Issue by CSRC and from the date
       on which the A Shares are listed on the Stock
       Exchange, provided that the Articles of Association
       shall be submitted to the authorities on commerce;
       the relevant resolutions resolved at the Company's
       first EGM in 2008 held on 20 MAR 2008 approving
       the "Rules and Procedures of Board of Director
       Resolutions of BYD Company Limited", "Rules
       and Procedures of Supervisory Committee Resolutions
       of BYD Company Limited", "Regulations on Independent
       Non-executive Directors of BYD Company Limited",
       "Regulations on Connected Transactions Strategies
       of BYD Company Limited" and "Regulations on
       External Guarantee of BYD Company Limited"
       remain to be valid, and the above mentioned
       will be effective after the approval of the
       A Share Issue by CSRC and from the date on
       which the A Shares are listed on the Stock
       Exchange

4.     Approve, in respect of the engagement of accountants      Mgmt          For                            For
       for specific purpose, the engagement of Ernst
       & Young Hua Ming as the specific accountants
       for the purpose of the A Share Issue, which
       will produce audited reports and other specialist
       reports in accordance with the accounting principles
       and regulations in the PRC, and the term of
       engagement shall commence from the date on
       which this resolution is passed until the completion
       of the works for the A Share Issue, and authorize
       the Board of Directors to fix the remuneration
       of the above accountants based on actual Circumstances

5.     Approve, in respect of the provision of guarantees        Mgmt          For                            For
       for the Company's domestic subsidiaries, from
       the date on which this resolution is passed
       until the date of the conclusion of the 2009
       AGM of the Shareholders to be held in 2010,
       and under the credit amount signed off by banks
       and the Company, provide joint liability guarantees
       for its domestic subsidiaries in respect of
       bank loans to such subsidiaries within such
       credit amount

6.     Approve, in respect of the amendments to Usage            Mgmt          For                            For
       Management System of Funds Raised of BYD Company
       Limited, the amendments to "Usage Management
       System of Funds Raised of BYD Company Limited",
       and the amended "Usage Management System of
       Funds Raised of BYD Company Limited" be effective
       after the approval of the A Share Issue by
       CSRC and from the date on which the A Shares
       issued under the A Share Issue are listed on
       the Stock Exchange




--------------------------------------------------------------------------------------------------------------------------
 BYD CO LTD                                                                                  Agenda Number:  702054139
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1023R104
    Meeting Type:  CLS
    Meeting Date:  08-Sep-2009
          Ticker:
            ISIN:  CNE100000296
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

S.1    Approve to resolve this "Resolution in respect            Mgmt          For                            For
       of the Company's initial public offering and
       listing of A Shares"; authorize the Company
       to issue domestic listing Renminbi denominated
       ordinary shares ["A Shares"] and apply for
       the listing of A Shares on the Shenzhen Stock
       Exchange [the "A Share Issue"] subject to the
       following conditions: 1] type of shares to
       be issued: Renminbi denominated ordinary shares
       [A Shares]; 2] nominal value of the A Shares:
       RMB 1.00 each; 3] number of A shares to be
       issued: Not more than 100,000,000 A Shares,
       authorize the Board, to determine the actual
       number of A Shares to be issued after taking
       into account the then market condition upon
       the A Share Issue; 4] issue targets: natural
       persons, legal persons or other investors recognized
       by the China Securities Regulatory Commission
       ["CSRC"], who maintain A Share accounts with
       the Shenzhen Stock Exchange but excluding those
       who are prohibited under the PRC laws, regulations
       or other regulatory requirements which the
       Company shall comply with; 5] method of issue:
       to be conducted via a combination of placement
       through offline offering to target investors,
       and issue at fixed price for subscription by
       online fund, or such other method[s] as permitted
       by CSRC; 6] issue price: to be determined by
       negotiation between the Board and the lead
       underwriter based on the condition of the securities
       market; 7] use of proceeds: the total investment
       amount of the proceeds from the proposed A
       Share issue will be approximately RMB2,850,000,000
       and invested in the following projects: i]
       production project on lithium-ion batteries;
       ii] the project on the research, development
       and manufacturing base for automobiles in Shenzhen;
       iii] the expansion project on automobile products
       and accessories of BYD Auto Company Limited;
       and iv] the second phase of the project on
       solar energy batteries manufacturing facilities
       with a production capacity of 300 MW per year
       for the second phase and a target production
       capacity of 1 GW per year after all phases;
       in the event that the proceeds raised are insufficient,
       the Board will determine the actual usage of
       the proceeds according to the significance
       and urgency of the above investment projects
       and any shortfall will be raised by the Company
       itself; in the event that such proceeds exceed
       the total investment amount of these projects,
       the surplus will be applied as working capital;
       before receiving such proceeds, the Company
       will finance the above investment projects
       with its existing funds and bank loans based
       on the individual progress of the above investment
       projects, upon receiving such proceeds, these
       existing funds so applied will be replaced
       by the proceeds and bank loans will be repaid;
       8] place of listing: the Shenzhen Stock Exchange;
       9] time for offering and listing: to be determined
       after discussion and agreement between the
       Board and the relevant regulatory authorities,
       following the approval by CSRC and the stock
       exchange; 10] distribution arrangements with
       regard to accumulated profits prior to the
       offering: all shareholders of the Company after
       the offering will be entitled to share the
       undistributed profits accumulated prior to
       the A Share issue; [Authority expires at 12
       months from the date of passing of this Resolution
       by the H Shareholders' class meeting]

S.2    Approve to resolve, this "Resolution in respect           Mgmt          For                            For
       of the grant of authority to the Board of Directors
       to deal with the matters for the initial public
       offering and listing of A Shares"; authorize
       the Board of Directors, to deal with the matters
       in respect of the A Share Issue at its discretion
       and with full authority subject to and as stipulated
       by the relevant laws and regulations, including
       but not limited to the following: 1] to implement
       all procedures in connection with the A Share
       Issue, including the submission of the application
       for the A Share Issue to the CSRC and after
       the approval of the said application, the submission
       of the application for listing of the A Shares
       to the stock exchange; to propose amendments,
       supplements, explanations and clarifications
       in respect of relevant documents to regulatory
       authorities such as CSRC on behalf of the Company;
       2] to determine and deal with at its discretion
       and with full authority, matters relating to
       the A Share Issue: under the proposal of the
       A Share Issue considered and approved by the
       Shareholders' general meeting and permitted
       by CSRC, to formulate and execute the proposal
       of the A Share Issue, including but not limited
       to determine the time of issue, number of A
       Shares to be issued, method of issue, issue
       price, issue targets, quantity and proportion
       of A Shares to be issued to corresponding issue
       targets, and other relevant matters relating
       to the A Share Issue, and to make alterations
       to the above in accordance with actual circumstances;
       3] to formulate, review, amend and execute
       all application documents, other necessary
       documents and agreements in respect of the
       A share issue in accordance to the requirements
       of relevant regulatory authorities, stock exchange
       and approving authorities, including but not
       limited to prospectus and other relevant documents;
       to publish relevant documents to the media
       and provide explanations, illustration and
       clarifications on behalf of the Company; 4]
       within the scope of the usage of proceeds approved
       by the Shareholders' general meeting and in
       accordance with the actual circumstances, to
       make analysis and reasonable adjustments on
       the projects, investment amounts, timing and
       method of the implementation, etc. under the
       usage of proceeds from the A Share Issue; 5]
       upon the completion of A Share Issue, to deal
       with the relevant registration and settlement
       matters with the China Securities Depository
       and Clearing Corporation Limited and its branch
       companies based on the actual conditions of
       the A share issue; 6] based on the conditions
       of the A share issue, to make supplementary
       amendments to the Articles of Association of
       the Company accordingly and undertake the relevant
       procedures such as application for approval
       and changes of business registration, and to
       make amendments to the Articles of Association
       of the Company within the scope of the proposal
       of the A share issue and in accordance with
       the requirements of the supervisory authorities;
       7] to determine specific account[s] for proceeds
       prior to the A share issue according to the
       needs of the Company; 8] to amend the proposal
       of the issue and continue to deal with the
       matters of the A share issue, in the event
       of changes in the policies on share issues
       during the offering period; 9] to take any
       other actions or deal with any other matters
       which are not specified but are necessary for
       the A Share Issue; 10] subject to compliance
       with all regulatory requirements and based
       on actual circumstances, the Board of Directors
       be approved to delegate the aforesaid authorities
       to Wang Chuan-fu, Lu Xiang-yang or Xia Zuo-quan,
       being Directors of the Company, and the authorized
       person be entitled to deal with procedures
       such as examination and approval, registration,
       filing, etc. with relevant governments or institutions
       in respect of the A share issue, execute, implement,
       amend, complete documents for submission to
       relevant governments, institutions, organizations
       and individuals, and undertake all acts and
       matters relating to the A Share Issue be deems
       necessary and expedient; and [Authority expires
       at 12 months from the date of passing of this
       Resolution by the H Shareholders' class meeting]




--------------------------------------------------------------------------------------------------------------------------
 BYD CO LTD                                                                                  Agenda Number:  702401631
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1023R104
    Meeting Type:  AGM
    Meeting Date:  13-May-2010
          Ticker:
            ISIN:  CNE100000296
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100326/LTN20100326019.pdf

1.     Approve the working report of the Board of Directors      Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

2.     Approve the working report of the Supervisory             Mgmt          For                            For
       Committee of the Company for the YE 31 DEC
       2009

3.     Approve the audited financial statements of               Mgmt          For                            For
       the Company as at and for the YE 31 DEC 2009

4.     Approve the proposal for appropriation of profit          Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

5.     Re-appoint Ernst & Young as the Company's International   Mgmt          For                            For
       Auditors for the FY of 2010, to hold office
       until the conclusion of the next AGM of the
       Company, and authorize the Board of Directors
       of the Company to determine its remuneration

6.     Approve the remuneration of the Directors of              Mgmt          For                            For
       the Company in 2010

7.     Approve the remuneration of the Supervisors               Mgmt          For                            For
       of the Company in 2010

8.     Approve the Company, from the date on which               Mgmt          For                            For
       this resolution is passed until the date of
       the conclusion of the 2010 AGM of the shareholders
       to be held in 2011, and subject to the credit
       amount signed off by banks and the Company,
       to provide joint liability guarantees for its
       domestic subsidiaries in respect of bank loans
       to such subsidiaries within such credit amount

9.     Approve or ratify (i) the release of the pledge           Mgmt          Against                        Against
       of 4,000,000 Domestic Shares and 27,000,000
       Domestic Shares by Mr. Lu Xiang-yang and Guangzhou
       Youngy Management & Investment Group Company
       Limited (Guangzhou Youngy), respectively, to
       China Construction Bank, Dongshan branch (CCB)
       to secure certain borrowings from CCB to Guangzhou
       Rongda Power Supply Material Co., Ltd. (Guangzhou
       Rongda); (ii) the pledge of 15,200,000 Domestic
       Shares and 40,000,000 Domestic Shares by Mr.
       Lu Xiang-yang and Guangzhou Youngy, respectively,
       to CCB to secure certain new borrowings from
       CCB to Guangzhou Rongda; (iii) the release
       of the pledge of 60,000,000 Domestic Shares
       by Mr. Lu Xiang-yang to Shenzhen Development
       Bank, Yangcheng branch (SDB) to secure certain
       borrowing from SDB to Guangzhou Rongda; and
       (iv) the pledge of 44,607,155 Domestic Shares
       by Mr. Lu Xiang-yang to SDB to secure certain
       new borrowing from SDB to Guangzhou Rongda

10.    Approve the proposals (if any) put forward in             Mgmt          Against                        Against
       accordance with the Articles of Association
       of the Company by any shareholder(s) holding
       5% or more of the Shares carrying the right
       to vote at the AGM

S.11   Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       (the Board) a general mandate to allot, issue
       and deal with additional shares in the capital
       of the Company, whether domestic shares or
       H shares, subject to the conditions: (i) that
       the aggregate nominal amount of shares allotted,
       issued and dealt with or agreed conditionally
       or unconditionally to be allotted, issued or
       dealt with by the Board pursuant to the general
       mandate shall not exceed 20% of the total nominal
       amount of shares of the same class of the Company
       in issue; (ii) that the exercise of the general
       mandate is subject to all governmental and/or
       regulatory approval(s), if any, under the applicable
       law (including but without limitation to the
       Company Law of the PRC and the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited); [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of a 12-month
       period following the passing of this resolution;
       and to approve, execute and do or procure to
       be executed and done, all such documents, deeds
       and things as it may consider necessary in
       connection with the allotment and issue of
       any new shares pursuant to the exercise of
       the general mandate referred to in this resolution

S.12   Authorize the Directors of BYD Electronic (International) Mgmt          Against                        Against
       Company Limited (BYD Electronic) to allot,
       issue and otherwise deal with new shares of
       BYD Electronic not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of BYD Electronic




--------------------------------------------------------------------------------------------------------------------------
 C.N.T.E.E. TRANSELECTRICA S.A., BUCHAREST                                                   Agenda Number:  702071731
--------------------------------------------------------------------------------------------------------------------------
        Security:  X16066106
    Meeting Type:  EGM
    Meeting Date:  22-Sep-2009
          Ticker:
            ISIN:  ROTSELACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS             Non-Voting    No vote
       REQUIRED IN THE ROMANIAN MARKET. SOME SUBCUSTODIANS
       REQUIRE THE POA TO BE COMPLETED BY THE BENEFICIAL
       OWNERS IN ORDER TO PROCESS YOUR VOTING INSTRUCTIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO FIND OUT IF A POA IS NEEDED TO EXECUTE YOUR
       VOTING INSTRUCTIONS. IF THE ENGLISH VERSION
       OF THE POA IS SUBMITTED, THE POA MUST BE NOTARIZED,
       APOSTILLIZED AND FURTHER TRANSLATED INTO ROMANIAN.
       IF ROMANIAN VERSION OF THE POA IS SUBMITTED,
       NOTARIZATION IS SUFFICIENT. THE POA MUST BE
       FORWARDED TO THE APPROPRIATE SUBCUSTODIAN FOR
       PROCESSING. ABSENCE OF A POA, MAY CAUSE YOUR
       INSTRUCTIONS TO BE REJECTED. PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR ASSISTANCE
       IN PROCESSING THE REQUIRED DOCUMENTS

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 SEP 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the establishing of a new working point           Mgmt          For                            For

2.     Approve the record date 08 OCT 2009                       Mgmt          For                            For

3.     Authorize Mr. Baicusi to sign management decisions        Mgmt          For                            For
       and all the related documents




--------------------------------------------------------------------------------------------------------------------------
 C.N.T.E.E. TRANSELECTRICA S.A., BUCHAREST                                                   Agenda Number:  702089055
--------------------------------------------------------------------------------------------------------------------------
        Security:  X16066106
    Meeting Type:  OGM
    Meeting Date:  22-Sep-2009
          Ticker:
            ISIN:  ROTSELACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 604329 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IF YOU WISH YOU TO VOTE IN THIS GENERAL ASSEMBLY,         Non-Voting    No vote
       YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED
       CUTOFF DATE TO BROADRIDGE FINANCIAL SOLUTIONS
       (INDIA) PVT. LTD-ICS; ADDITIONALLY, IN ORDER
       TO PROCESS YOUR VOTING INSTRUCTIONS, PLEASE
       ALSO NOTE THAT THE COMPANY SPECIFIC POWER OF
       ATTORNEY MUST BE SIGNED AND SENT IN ORIGINAL
       (BANK REPLY DEADLINE -2) TO THE APPROPRIATE
       SUB CUSTODIAN. THIS DOCUMENT CAN BE RETRIEVED
       FROM THE HYPERLINK THAT IS PROVIDED WITH THIS
       BALLOT. PLEASE CONTACT YOUR INSTITUTION CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN THE NAME OF
       THE SUB-CUSTODIAN THAT THIS FORM SHOULD BE
       MAILED. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 SEP 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the promotion of a draft government               Mgmt          For                            For
       decision related to land area from administration
       of the agriculture ministry in the economy
       ministry and concesion to Transelectrica

2.     Approve the promoting of a draft government               Mgmt          For                            For
       decision related to passing of lands from the
       public domain of states granted to Transelectrica
       in the public domain of local councils

3.     Approve the promoting of a draft government               Mgmt          For                            For
       decision to modify technical data and the value
       of inventory of goods granted to Transelectrica

4.     Approve the promoting of a draft government               Mgmt          For                            For
       decision related to transfer from public to
       private domain of states in order to remove,
       recovery or disposal of assets belonging to
       Transelectrica

5.     Approve the restitution of a commercial space             Mgmt          For                            For
       to Transelectrica from smart

6.     Approve the restitution of some commercial spaces         Mgmt          For                            For
       to Transelectrica from smart in Bacau building

7.     Approve the information related to income and             Mgmt          For                            For
       expenses budget for 2009

8.     Authorize the Company Representatives on Smart            Mgmt          For                            For
       MTG to revoke CA Member

9.     Authorize the Company representatives on Teletrans        Mgmt          For                            For
       MTG for 2008 financial situations

10.    Authorize the Company Representatives on Formenerg        Mgmt          For                            For
       MTG for 2008 financial situations

11.    Authorize the Company Representatives on Opcom            Mgmt          For                            For
       MTG for 2008 financial situations

12.    Authorize the Company Representatives on Icemenerg        Mgmt          For                            For
       MTG for 2008 financial situations

13.    Authorize the Company Representatives on Smart            Mgmt          For                            For
       MTG for 2008 financial situations

14.    Authorize the Company Representatives on smart            Mgmt          For                            For
       MTG to approve the modification of Company
       Statute

15.    Authorize the Company Representatives on Icemenerg        Mgmt          For                            For
       service MTG for 2008 financial situations

16     Approve the Record date 08 OCT 2009                       Mgmt          For                            For

17.    Authorize Mr. Baicus to sign MTG decisions and            Mgmt          For                            For
       the related documents

18.    Approve the income and expenses budget ratified           Mgmt          For                            For
       for 2009

19.    Approve the documentation in order to obtain              Mgmt          For                            For
       the certificate of attestation of ownership
       of land of 757 SQ.M.

20.    Authorize the Company Representatives on Teletrans        Mgmt          For                            For
       MTG, to approve income expenses budget for
       2009

21.    Authorize the Company Representatives on Smart            Mgmt          For                            For
       MTG, to approve income and expenses budget
       for 2009

22.    Authorize the Company Representatives on Formenerg        Mgmt          For                            For
       MTG, to approve income and expenses budget
       for 2009

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF COMPANY POA. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 C.N.T.E.E. TRANSELECTRICA S.A., BUCHAREST                                                   Agenda Number:  702157505
--------------------------------------------------------------------------------------------------------------------------
        Security:  X16066106
    Meeting Type:  OGM
    Meeting Date:  17-Dec-2009
          Ticker:
            ISIN:  ROTSELACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ONE OR MORE SHAREHOLDERS WHO             Non-Voting    No vote
       HOLD INDIVIDUAL OR TOGETHER AT LEAST 5% OF
       THE SOCIAL CAPITAL OF THE COMPANY, HAVE THE
       RIGHT: TO INTRODUCE NEW POINTS ON THE AGENDA
       [ONLY IF THE EACH NEW POINT ON THE AGENDA IS
       SUBMITTED TOGETHER WITH A JUSTIFICATION OR
       WITH A PROJECT OF DECISION SUBMITTED TOWARDS
       APPROVAL OF THE GENERAL ASSEMBLY ON 26 NOV
       2009 THE LATEST] AND TO SEND PROJECTS OF DECISION
       FOR THE POINTS EXISTING ON THE AGENDA AS WELL
       AS FOR THE POINTS PROPOSED TO BE INCLUDED IN
       THE AGENDA OF THE GENERAL ASSEMBLY [TO BE SUBMITTED
       ON 16 DEC 2009, AT 09:00 THE LATEST].

       IF YOU WISH YOU TO VOTE IN THIS GENERAL ASSEMBLY,         Non-Voting    No vote
       YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED
       CUTOFF DATE; ADDITIONALLY, IN ORDER TO PROCESS
       YOUR VOTING INSTRUCTIONS, PLEASE ALSO NOTE
       THAT THE COMPANY SPECIFIC POWER OF ATTORNEY
       MUST BE SIGNED AND SENT IN ORIGINAL (BANK REPLY
       DEADLINE -2) TO THE APPROPRIATE SUB CUSTODIAN.
       THIS DOCUMENT CAN BE RETRIEVED FROM THE HYPERLINK
       THAT IS PROVIDED WITH THIS BALLOT. PLEASE CONTACT
       YOUR INSTITUTION CLIENT SERVICE REPRESENTATIVE
       TO OBTAIN THE NAME OF THE SUB-CUSTODIAN THAT
       THIS FORM SHOULD BE MAILED. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 DEC 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the regulation of Corporative Governance          Mgmt          For                            For
       of "Transelectrica" - S.A

2.     Appoint Mr. Gabriel Rasvan Toader as a representative     Mgmt          For                            For
       person of "Transelectrica" - S.A within the
       general meeting of shareholders of "Teletrans"
       - SA, in order to replace Mr. Razvan Catalin
       Purdila [order of Ministry of Economy no.1754/05.10.2009]

3.     Appoint Mrs. Aurelia Coculeana Stefanescu as              Mgmt          For                            For
       a representative person of "Transelectrica"
       - S.A within the general meeting of shareholders
       of "Opcom" - SA, in order to replace Mrs. Ioana
       Apan [Order of Ministry of Economy no.1858/20.10.2009]

4.     Appoint Mrs. Lucica Oncea as a representative             Mgmt          For                            For
       person of "Transelectrica" - S.A within the
       general meeting of shareholders of "Icemenerg-Service"
       - SA Bucharest, in order to replace Mr. Adrian
       Danut Ciontea (Order of Ministry of Economy
       no.1861/20.10.2009)

5.     Approve to promote a project of a government              Mgmt          For                            For
       decision regarding the transfer from the public
       ownership into the private ownership of the
       state, in order to stop functioning, valuation
       and if the case setting aside the assets granted
       to "Transelectrica" - S.A (Craiova Transport
       Branch)

6.     Authorize the representative persons of "Transelectrica"  Mgmt          For                            For
       - S.A within the general meeting of shareholders
       of "Icemenerg" - SA Bucharest (Serban Nicolae
       Panaitescu, Edmund-Petru Veress) in order to
       approve the revenues and Expenses Budget for
       2009

7.     Authorize the Representative persons of "Transelectrica"  Mgmt          For                            For
       - S.A within the general meeting of shareholders
       of "Opcom" - SA (Dumitru Barascu, Marius Untescu,
       Ioana Apan) in order to approve the revenues
       and Expenses Budget for 2009

8.     Authorize the Representative persons of "Transelectrica"  Mgmt          For                            For
       - S.A within the general meeting of Shareholders
       of "Smart" - SA (Dumitru Barascu, Marius Untescu,
       Oana Corina Moldovean) in order to approve
       the modification of the statute of the Company,
       in the way of completing the Article 6 "The
       activity object" with a new position

9.     Authorize the Representative persons of "Transelectrica"  Mgmt          For                            For
       - S.A within the general meeting of shareholders
       of "Smart" - SA (Dumitru Barascu, Marius Untescu,
       Oana Corina Moldovean) in order to approve
       the share capital increase of the Company with
       the value of the fields for which there were
       granted certificates for attesting the property
       rights, through the issuance of an additional
       number of shares

10.    Approve the registration date for the shareholders        Mgmt          For                            For
       falling under the consequences of the general
       shareholders assembly, which date is to be
       set by the shareholders general assembly, is
       06 JAN 2010

11.    Approve to empower Mr. Adrian Baicusi as a President      Mgmt          For                            For
       of the Board to sign all the necessary documents
       in order to register and publish the meeting's
       decisions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF COMPANY POA. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 C.N.T.E.E. TRANSELECTRICA S.A., BUCHAREST                                                   Agenda Number:  702347027
--------------------------------------------------------------------------------------------------------------------------
        Security:  X16066106
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  ROTSELACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS             Non-Voting    No vote
       REQUIRED IN THE ROMANIAN        MARKET. SOME
       SUBCUSTODIANS REQUIRE THE POA TO BE COMPLETED
       BY THE BENEFICIAL  OWNERS IN ORDER TO PROCESS
       YOUR VOTING INSTRUCTIONS. PLEASE CONTACT YOUR
       CLIENT SERVICE REPRESENTATIVE TO FIND
       OUT IF A POA IS NEEDED TO EXECUTE YOUR  VOTING
       INSTRUCTIONS. IF THE ENGLISH VERSION OF THE
       POA IS SUBMITTED, THE POA  MUST BE NOTARIZED,
       APOSTILLIZED AND FURTHER TRANSLATED INTO ROMANIAN.
       IF      ROMANIAN VERSION OF THE POA IS SUBMITTED,
       NOTARIZATION IS SUFFICIENT. THE POA MUST BE
       FORWARDED TO THE APPROPRIATE SUBCUSTODIAN FOR
       PROCESSING. ABSENCE OF  A POA, MAY CAUSE YOUR
       INSTRUCTIONS TO BE REJECTED. PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR ASSISTANCE
       IN PROCESSING THE REQUIRED DOCUMENTS

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 30APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1      Approve the individual financial statements               Mgmt          For                            For
       of the national power grid        Company Transelectrica
       S.A for the FY 2009

2      Approve the consolidated financial statements             Mgmt          For                            For
       of the national power grid      Company Transelectrica
       S.A for the fiscal year 2009

3      Receive the report of the Board of Administration         Mgmt          For                            For
       and the consolidated report of the Board of
       Administration of the national power grid Company
       Transelectrica S.A regarding the
       activity performed during the FY 2009

4      Receive the financial Audit report over the               Mgmt          For                            For
       financial statements and also     over the
       consolidated financial statements for the FY
       2009

5      Approve the dividend proposal, establishing               Mgmt          For                            For
       the gross dividend per share to   RON 0.05
       and establishing the period for dividend payments
       to 6 months from   the date of the OGM starting
       16 AUG 2010

6      Approve the revenue and expenses budget for               Mgmt          For                            For
       2010

7      Approve the situation of performance criteria             Mgmt          For                            For
       achievement and performance     objectives
       for 2009, as mentioned in the management contract
       of the Director

8      Authorize the representatives of the national             Mgmt          For                            For
       power grid Company              Transelectrica
       S.A in the general assembly of shareholders
       of Sc Icemenerg    Services SA, Constantin
       Nedelcu, Lucica Oncea, to designate Mr. Bogdan
       Pascu  as candidate for member and president
       of the Board, replacing Mr. Ion         Vuculescu

9      Authorize the representatives of the national             Mgmt          For                            For
       power grid Company              Transelectrica
       S.A in the general assembly of shareholders
       of Sc Opcom S.A.,  Dumitru Barascu, Marius
       Untescu, Aurelia Coculeana Stefanescu, to designate
       Mrs. Silvia Bianca Nita as candidate for
       member of the Board, replacing Mr.   Radu Nicolae
       Chiurtu

10     Approve to empower the representatives of the             Mgmt          For                            For
       national power grid Company     Transelectrica
       S.A in the general assembly of shareholders
       of Sc Opcom SA,    Dumitru Barascu, Marius
       Untescu, Aurelia Coculeana Stefanescu, to approve
       the annual financial statements for the fiscal
       year 2009 issued based on the      Board of
       administrators report for 2009 and on the financial
       Auditor report,  as well as the profit assessment

11     Authorize the representatives of the national             Mgmt          For                            For
       power grid Company              Transelectrica
       S.A in the general assembly of shareholders
       of Sc Teletrans    S.A., Anca Dobrica, Victor
       Uleia, Gabriel Rasvan, to approve the annual
       financial statements for the fiscal year
       2009 issued based on the Board of    administrators
       report for 2009 and on the financial Auditor
       report, as well   as the profit assessment

12     Authorize the representatives of the national             Mgmt          For                            For
       power grid Company              Transelectrica
       S.A in the general assembly of shareholder
       of Sc Teletrans     S.A., Anca Dobrica, Victor
       Uleia, Gabriel Rasvan, to approve the prolongation
       of the censors mandate until 31 DEC 2010

13     Authorize the representatives of the national             Mgmt          For                            For
       power grid Company              Transelectrica
       S.A in the general assembly of shareholder
       of Sc Teletrans     S.A., Anca Dobrica, Victor
       Uleia, Gabriel Rasvan, to approve the
       establishment or closing of some working
       points

14     Authorize the representatives of the national             Mgmt          For                            For
       power grid Company              Transelectrica
       S.A in the general assembly of shareholder
       of Sc Formenerg SA, Maria Ionescu, Domnica
       Constantin, Mihaela Maciuceanu, to approve
       the         financial statements for the fiscal
       year 2009 issued based on the board of    administrators
       report for 2009 and on the financial Auditor
       report, as well   as the profit assessment

15     Authorize the representatives of the national             Mgmt          For                            For
       power grid Company              Transelectrica
       S.A in the general assembly of shareholders
       of Sc Icemenerg    SA, Serban Nicolae Panaitescu,
       Edmund-Petru Veress, to approve the financial
       statements for the fiscal year 2009 issued
       based on the Board of              administrators
       report for 2009 and on the financial Auditor
       report

16     Authorize the representatives of the national             Mgmt          For                            For
       power grid Company              Transelectrica
       S.A in the general assembly of shareholders
       of Sc Smart SA,    Dumitru Barascu, Marius
       Untescu, Oana Corina Moldovean, to approve
       the        financial statements for the fiscal
       year 2009 based on the report of the      Board
       of administrators and of Auditor's report,
       as well as the approval of   the program regarding
       the recovering of the accounting loss registered
       on     2008 and 2009

17     Authorize the representatives of the national             Mgmt          For                            For
       power grid Company              Transelectrica
       S.A in the general assembly of shareholders
       of Sc Icemenerg    Service SA, Constantin Nedelcu,
       Lucica Oncea, to approve the financial
       statements for the fiscal year 2009 issued
       based on the Board of              administrators
       report for 2009 and on the financial Auditor
       report

18     Approve the  proposed registration date for               Mgmt          For                            For
       the shareholders falling under    the consequences
       of the general shareholders assembly, which
       date is to be    set by the shareholders general
       assembly, is May17th, 2010.

19     Authorize Mr. Adrian Baicusi as president of              Mgmt          For                            For
       the Board to sign all the        necessary
       documents in order to register the meetings
       decisions to the        Register of Commerce




--------------------------------------------------------------------------------------------------------------------------
 C.N.T.E.E. TRANSELECTRICA S.A., BUCHAREST                                                   Agenda Number:  702317810
--------------------------------------------------------------------------------------------------------------------------
        Security:  X16066106
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  ROTSELACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS             Non-Voting    No vote
       REQUIRED IN THE ROMANIAN MARKET. SOME SUBCUSTODIANS
       REQUIRE THE POA TO BE COMPLETED BY THE BENEFICIAL
       OWNERS IN ORDER TO PROCESS YOUR VOTING INSTRUCTIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO FIND OUT IF A POA IS NEEDED TO EXECUTE YOUR
       VOTING INSTRUCTIONS. IF THE ENGLISH VERSION
       OF THE POA IS SUBMITTED, THE POA MUST BE NOTARIZED,
       APOSTILLIZED AND FURTHER TRANSLATED INTO ROMANIAN.
       IF ROMANIAN VERSION OF THE POA IS SUBMITTED,
       NOTARIZATION IS SUFFICIENT. THE POA MUST BE
       FORWARDED TO THE APPROPRIATE SUBCUSTODIAN FOR
       PROCESSING. ABSENCE OF A POA, MAY CAUSE YOUR
       INSTRUCTIONS TO BE REJECTED. PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR ASSISTANCE
       IN PROCESSING THE REQUIRED DOCUMENTS

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2010 AT 09:00 A.M. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.

1      Approve the completion of the constitutive document       Mgmt          For                            For
       of the National Power Grid Company Transelectrica
       S.A. by replacing Ministry of Economy and Finance
       with Ministry of Economy, Commerce and Business
       Environment

2      Approve the establishment of a new working point          Mgmt          For                            For
       of the National Power Grid Company Transelectrica
       S.A. at the Platinum Center Building, 2-4 Olteni
       Street, 3rd District

3      Approve the establishment of a new working point          Mgmt          For                            For
       of the National Power Grid Company Transelectrica
       S.A. in Poplaca, Sibiu County

4      Approve the registration date for the shareholders        Mgmt          For                            For
       falling under the consequences of the general
       shareholders assembly, which date is to be
       set by the shareholders general assembly, is
       17 MAY 2010

5      Approve to empower Mr. Adrian Baicusi as a President      Mgmt          For                            For
       of the Board to sign all the necessary documents
       in order to register the meetings decisions
       to the Register of Commerce




--------------------------------------------------------------------------------------------------------------------------
 C.N.T.E.E. TRANSELECTRICA S.A., BUCHAREST                                                   Agenda Number:  702445366
--------------------------------------------------------------------------------------------------------------------------
        Security:  X16066106
    Meeting Type:  EGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  ROTSELACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IF YOU WISH YOU TO VOTE IN THIS GENERAL ASSEMBLY,         Non-Voting    No vote
       YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED
       CUTOFF DATE; ADDITIONALLY, IN ORDER TO PROCESS
       YOUR VOTING INSTRUCTIONS, PLEASE ALSO NOTE
       THAT THE COMPANY SPECIFIC POWER OF ATTORNEY
       MUST BE SIGNED AND SENT IN ORIGINAL (BANK REPLY
       DEADLINE -2) TO THE APPROPRIATE SUB CUSTODIAN.
       THIS DOCUMENT CAN BE RETRIEVED FROM THE HYPERLINK
       THAT IS PROVIDED WITH THIS BALLOT. PLEASE CONTACT
       YOUR INSTITUTION CLIENT SERVICE REPRESENTATIVE
       TO OBTAIN THE NAME OF THE SUB-CUSTODIAN THAT
       THIS FORM SHOULD BE MAILED. THANK YOU.

CMMT   PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 JUN 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the dissolving of the Branch Omepa Bucharest      Mgmt          For                            For
       of the Company

2.     Approve the modification and completion of the            Mgmt          For                            For
       Constitutive Document of the Company at the
       point 1 of the annex of the Constitutive Document,
       regarding the branches and system operators
       of the Company

3      Approve the registration date for the shareholders        Mgmt          For                            For
       falling under the consequences of the general
       shareholders assembly, which date is to be
       set by the shareholders general assembly is
       14 JUL 2010

4      Authorize Mr. Adrian Baicusi as President of              Mgmt          For                            For
       the Board to sign all the necessary documents
       in order to register the meeting's decisions
       to the Register of Commerce

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF COMPANY POA. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 C.N.T.E.E. TRANSELECTRICA S.A., BUCHAREST                                                   Agenda Number:  702512256
--------------------------------------------------------------------------------------------------------------------------
        Security:  X16066106
    Meeting Type:  OGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  ROTSELACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 708120 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IF YOU WISH YOU TO VOTE IN THIS GENERAL ASSEMBLY,         Non-Voting    No vote
       YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED
       CUTOFF DATE; ADDITIONALLY, IN ORDER TO PROCESS
       YOUR VOTING INSTRUCTIONS, PLEASE ALSO NOTE
       THAT THE COMPANY SPECIFIC POWER OF ATTORNEY
       MUST BE SIGNED AND SENT IN ORIGINAL (BANK REPLY
       DEADLINE -2) TO THE APPROPRIATE SUB CUSTODIAN.
       THIS DOCUMENT CAN BE RETRIEVED FROM THE HYPERLINK
       THAT IS PROVIDED WITH THIS BALLOT. PLEASE CONTACT
       YOUR INSTITUTION CLIENT SERVICE REPRESENTATIVE
       TO OBTAIN THE NAME OF THE SUB-CUSTODIAN THAT
       THIS FORM SHOULD BE MAILED. THANK YOU.

1.     Approve the revenue and expenses budget for               Mgmt          For                            For
       2010

2.     Approve the annex of the addendum no.3 dated              Mgmt          For                            For
       19 MAY 2010 to the Mandate Contract No. C11
       dated 21 JAN 2009 of the General Manager of
       the Company, regarding the performance objectives
       and criteria for 2010

3.     Approve to empower the representatives of the             Mgmt          For                            For
       National Power Grid Company Transelectrica
       S.A in the General Assembly of Shareholders
       of SC SMART SA, Dumitru Barascu, Marius Untescu,
       Oana Corina Moldovean, to designate in view
       of appointment of Mr. Florin Marza as member
       and respectively president of the Board, replacing
       Mr. Calin Radu Vilt

4.     Approve to empower the representatives of the             Mgmt          For                            For
       National Power Grid Company Transelectrica
       S.A in the General Assembly of Shareholders
       of SC FORMENERG SA, Maria Ionescu, Domnica
       Constantin, Mihaela Maciuceanu, to approve
       the Revenue and Expenses Budget for 2010

5.     Approve to empower the representatives of the             Mgmt          For                            For
       National Power Grid Company Transelectrica
       S.A in the General Assembly of Shareholders
       of SC OPCOM S.A., Dumitru Barascu, Marius Untescu,
       Aurelia Coculeana Stefanescu, to approve the
       Revenue and Expenses Budget for 2010

6.     Approve to empower the representatives of the             Mgmt          For                            For
       National Power Grid Company Transelectrica
       S.A in the General Assembly of Shareholders
       of SC ICEMENERG SA, Serban Nicolae Panaitescu,
       Edmund-Petru Veress, to approve the Revenue
       and Expenses Budget for 2010

7.     Approve the share capital increase of the branch          Mgmt          For                            For
       SC TELETRANS SA through contribution in kind
       from National Power Grid Company Transelectrica
       S.A with the amount of RON 2,919,430, representing
       the reinvestment of dividends for which the
       shareholder is entitled to for 2009

8.     Approve to mandate the representatives of the             Mgmt          For                            For
       National Power Grid Company Transelectrica
       S.A in the General Assembly of Shareholders
       of SC TELETRANS SA for approving the share
       capital increase through contribution in kind
       from National Power Grid Company Transelectrica
       S.A with the amount of RON 2,919,430, representing
       the reinvestment of dividends for which the
       shareholder is entitled to for 2009

9.     Approve the proposed registration date for the            Mgmt          For                            For
       shareholders falling under the consequences
       of the General shareholders assembly, which
       date is to be set by the Shareholders general
       assembly, is 14 JUL 2010

10.    Approve to empower Mr. Adrian Baicusi as President        Mgmt          For                            For
       of the Board to sign all the necessary documents
       in order to register the meetings decisions
       to the register of commerce

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 JUN 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF COMPANY POA. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 C.P.ALL PUBLIC CO LTD                                                                       Agenda Number:  702354945
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1772K169
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  TH0737010Y16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 669531 DUE TO RECEIPT OF DIRECTOR NAMES
       AND DELETION OF RESOLUTION. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1.     Approve to certify the minutes of the AGM of              Mgmt          For                            For
       shareholders No. 1/2009

2.     Approve the Board of Directors' report regarding          Mgmt          For                            For
       the last year operation of the Company

3.     Approve the balance sheet and income statement            Mgmt          For                            For
       for the YE 31 DEC 2009

4.     Approve the appropriation of profit and the               Mgmt          For                            For
       dividend payment

5.A    Appointment of Prof. Dr. Komain Bhatarabhirom             Mgmt          For                            For
       as a Director

5.B    Appointment of Mr. Pridi Boonyoung as a Director          Mgmt          For                            For

5.C    Appointment of Mr. Padoong Techasarintr as a              Mgmt          For                            For
       Director

5.D    Appointment of Mr. Suphachai Phisitvanich as              Mgmt          For                            For
       a Director

5.E    Appointment of Mr. Adirek Sripratak as a Director         Mgmt          For                            For

6.     Amend the authorized signatories                          Mgmt          For                            For

7.     Approve the Directors' remuneration                       Mgmt          For                            For

8.     Appointment of the Company's Auditor and approve          Mgmt          For                            For
       the Auditor's remuneration

9.     Amend the Company's Memorandum of Association             Mgmt          For                            For
       under Clause 3 under the Company's objectives

10.    Other [if any]                                            Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 C.P.ALL PUBLIC CO LTD                                                                       Agenda Number:  702428396
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1772K169
    Meeting Type:  EGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  TH0737010Y16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to certify the minutes of the AGM for             Mgmt          For                            For
       the year 2010

2      Approve to enter into the changes of investment           Mgmt          For                            For
       in convertible bonds  CB      issued by CTEI
       held by CPALL and LDI to investment in convertible
       preferred   share  CPS  issued by CTEI and
       concurrently entering into the put option call
       option agreement of CTEI's CPS with C.P. Holding
       BVI  Investment Company     limited  CPH

3      Approve CPALL and LDI to exercise the right               Mgmt          For                            For
       to sell  put option  CTEI's CPs   in whole
       to CPH immediately after receiving CPS

4      Other business  if any                                    Mgmt          Against                        Against

       PLEASE NOTE THAT SINCE THE TRANSACTIONS TO BE             Non-Voting    No vote
       CONSIDERED OF AGENDA 2 AND AGENDA 3 ARE RELATING
       THEREFORE FOR CONSIDERATION AND APPROVAL OF
       AGENDA 3 IT WILL BE SUBJECT TO APPROVAL OF
       THE SHAREHOLDERS RESOLUTION OF AGENDA 2. IN
       CASE THAT AGENDA 2 HAS NOT BEEN APPROVED THERE
       WILL BE NO FURTHER CONSIDERATION OF AGENDA
       3. IN CASE THAT THE AGENDA 2 APPROVED BUT AGENDA
       3 NOT BEEN APPROVED BY THE SHAREHOLDERS THE
       BOARD OF DIRECTORS WILL REMAIN AN AUTHORITY
       TO NEGOTIATE SPECIFY THE TERMS AND CONDITIONS
       AND SIGN THE CONTRACT AND OR MEMORANDUM OF
       UNDERSTANDING AND OTHER DOCUMENTS IN RELATION
       TO THE CHANGES OF INVESTMENT IN CB AND THE
       EXERCISING OF THE RIGHT TO SELL PUT OPTION
       CPS AS WELL AS TO HAVE AUTHORITY TO ASSIGN
       MANAGEMENT TO EXECUTE SUCH TRANSACTION. THANK
       YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE AND ADDITION OF
       COMMENT. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CAIRN INDIA LTD                                                                             Agenda Number:  702016812
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1081B108
    Meeting Type:  OTH
    Meeting Date:  11-Jul-2009
          Ticker:
            ISIN:  INE910H01017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

S.1    Approve, the pursuant to the provisions of Section        Mgmt          For                            For
       17 and other applicable provisions of the Companies
       Act, 1956, and subject to the confirmation
       of the Company Law Board, the Registered Office
       of the Company be shifted from the State of
       Maharashtra to the State of Rajasthan and the
       Clause II of the memorandum of association
       be altered by substituting the words 'Maharashtra
       i.e. within the Jurisdiction of Registrar of
       Companies, Maharashtra at Mumbai' by the words
       'Rajasthan'; and amend pursuant to the provisions
       of Section 31 of the Companies Act, 1956, Article
       2 of the Articles of Association of the Company




--------------------------------------------------------------------------------------------------------------------------
 CAIRN INDIA LTD                                                                             Agenda Number:  702052971
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1081B108
    Meeting Type:  AGM
    Meeting Date:  18-Aug-2009
          Ticker:
            ISIN:  INE910H01017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited Balance Sheet               Mgmt          For                            For
       as at 31 MAR 2009 and the profit and loss account
       of the Company for the period ended on that
       date together with the reports of the Directors
       and Auditors thereon

2.     Re-appoint Mr. Aman Mehta as a Director, who              Mgmt          For                            For
       retires by rotation

3.     Re-appoint Dr. Omkar Goswami as a Director,               Mgmt          For                            For
       who retires by rotation

4.     Appoint Messrs S.R. Batliboi & Associates, as             Mgmt          For                            For
       the Auditors of the Company to hold office
       from the conclusion of this AGM until the conclusion
       of the next AGM and approve to fix their remuneration

5.     Appoint Ms. Jann Brown as a Director of the               Mgmt          For                            For
       Company, whose term of office shall not be
       liable to retirement by rotation

6.     Appoint Mr. Edward T. Story as a Director of              Mgmt          For                            For
       the Company, whose term of office shall be
       liable to retirement by rotation

7.     Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       the provisions of Section 61 of Companies Act,
       1956 and other applicable provisions of the
       laws, rules and regulations for the time being
       in force, to make changes in the terms of the
       Prospectus dated 22 DEC 2006 [the 'Prospectus']
       filed by the Company with the Registrar of
       Companies, Maharashtra, Mumbai to enable transfer
       of the unutilized balance of INR 5,449 million
       inter-se to the object category of 'Developments
       from other object categories as specified;
       and authorize the Board of Directors or a Committee
       thereof to invest the funds, pending utilization
       for the purpose as described in the Prospectus,
       in principal protected funds, derivative linked
       debt instruments other fixed and variable instruments,
       index based debt instruments rated and unrated
       debentures and bonds and any other interest
       bearing instruments over and above instruments
       as stated in the Prospectus including deleting,
       adding, amending or in any way varying the
       terms of any object(s) as specified in the
       prospectus, and to do all such acts, deeds
       and things as may be deemed necessary to give
       effect to aforesaid resolution




--------------------------------------------------------------------------------------------------------------------------
 CAIRN INDIA LTD                                                                             Agenda Number:  702198296
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1081B108
    Meeting Type:  CRT
    Meeting Date:  18-Feb-2010
          Ticker:
            ISIN:  INE910H01017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

S.1    Approve, pursuant to Sections 391 to 394 read             Mgmt          For                            For
       with Sections 78, 100 to 103 of the Companies
       Act, 1956, Rules 67 to 87 of the Companies
       [Court] Rules, 1959 and other applicable provisions,
       if any, of the Act and the Rules and subject
       to sanction by the Honorable High Court of
       Judicature at Bombay and Honorable High Court
       of Judicature at Madras and other requisite
       consents and approvals, if any, being obtained,
       and subject to such terms and conditions and
       modifications as may be imposed, prescribed
       or suggested by the said Honorable High Court(s)
       or other applicable authorities or by the Board
       of Directors of respective Companies, the Scheme
       of Arrangement between Cairn Energy India Pty
       Limited, Cairn Energy India West B.V., Cairn
       Energy Cambay B.V., Cairn Energy Gujarat B.V.
       and Cairn India Limited and their respective
       shareholders and creditors in terms of the
       Scheme laid before the meeting; authorize the
       Board of Directors to sign, seal and deliver
       all documents, agreement and deeds and perform
       all acts, matters and things and to take all
       such steps as may be necessary or desirable
       to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 CAIRN INDIA LTD                                                                             Agenda Number:  702220916
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1081B108
    Meeting Type:  OTH
    Meeting Date:  24-Feb-2010
          Ticker:
            ISIN:  INE910H01017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'FOR' OR 'AGAINST' FOR RESOLUTION "S.1".
       THANK YOU.

S.1    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       78, 100 to 103 and other applicable provisions,
       if any, of the Companies Act, 1956 and Article
       8 of the Articles of Association of the Company
       and subject to the sanction of the Scheme of
       Arrangement between Cairn Energy India Pty
       Limited, Cairn Energy India West B.V., Cairn
       Energy Cambay B,V., Cairn Energy Gujarat B.V.
       and Cairn India Limited and their respective
       shareholders and Creditors ['the Scheme'] by
       the Honorable High Court of Judicature at Bombay
       and the Honorable High Court of Judicature
       at Madras under Sections 391 to 394 read with
       Sections 78, 100 to 103 and other applicable
       provisions, if any, of the Companies Act, 1956,
       the Goodwill arising pursuant to the Scheme
       shall be adjusted against the balance in the
       Securities Premium Account, not exceeding INR
       15,000 crores, of the Company; authorize the
       Board [including its Committee(s) thereof],
       for the purpose of giving effect to this resolution,
       to determine the date and the exact amount
       to be utilized from the Securities Premium
       Account to adjust the Goodwill arising pursuant
       to the Scheme, and to do all acts, deeds and
       things as may be considered necessary, proper
       or expedient without being required to seek
       any further consent or approval of the Company
       or otherwise to the end and intent that they
       shall be deemed to have been given approval
       thereto expressly by the authority of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 CAL BANK LTD                                                                                Agenda Number:  702298705
--------------------------------------------------------------------------------------------------------------------------
        Security:  V1539M105
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2010
          Ticker:
            ISIN:  GH0000000649
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and approve the reports of the Directors          Mgmt          For                            For
       and the Auditors and         accounts of the
       Company for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3      Authorize the Directors to fix the fees of the            Mgmt          For                            For
       Auditors

4      Re-elect Mrs. Leonora Awua-Kyerematen and Mr.             Mgmt          For                            For
       Paarock A. VanPercy as the      Directors who
       are retiring by rotation in accordance with
       the Regulation 78   of the Company's Regulation
       and Section 298 of the Companies Code, 1963
       (Act  179)

5      Appointment of Mr. Joel Hyde as a Director of             Mgmt          For                            For
       the Bank

6      Approve the Director's remuneration                       Mgmt          For                            For

7      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CAL-COMP ELECTRONICS (THAILAND) PUBLIC CO LTD                                               Agenda Number:  702239155
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1062G159
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2010
          Ticker:
            ISIN:  TH0639010Z13
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to certify the minutes of the AGM no.1/2009       Mgmt          For                            For

2      Approve the audited financial statement of the            Mgmt          For                            For
       YE 2009 and annual report of   the Board of
       Directors

3      Approve the declaration of dividend payment               Mgmt          For                            For
       for the year 2009

4      Approve the appointment of Directors to replace           Mgmt          For                            For
       those retired by rotation for the year 2010

5      Approve the determination of remuneration for             Mgmt          For                            For
       Board of Directors for the year 2010

6      Approve the appointment of the Company's Auditor          Mgmt          For                            For
       and audit fee for the year   2010

7      Approve the reduction of registered capital               Mgmt          For                            For
       and amend the Clause 4 in         Memorandum
       of Association

8      Approve the increase of registered capital to             Mgmt          For                            For
       reserve the issuance of Taiwan  depository
       receipts  TDR

9      Approve the allotment of new ordinary shares              Mgmt          Against                        Against

10     Approve the amendment of Clause 4 in Memorandum           Mgmt          For                            For
       of Association in order to    correspond with
       the capital increase

11     Any other business  if any                                Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CANARA BANK                                                                                 Agenda Number:  702033628
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1081F109
    Meeting Type:  AGM
    Meeting Date:  21-Jul-2009
          Ticker:
            ISIN:  INE476A01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the Audited balance sheet               Mgmt          For                            For
       of the Bank as at 31 MAR 2009, profit & loss
       account for the YE 31 MAR 2009, the report
       of the Board of Directors on the working and
       activities of the Bank for the period covered
       by the accounts and the Auditors' report on
       the balance sheet and accounts

2.     Declare a dividend for the FY 2008-09                     Mgmt          For                            For

3.     Authorize the Board of Directors of the Bank              Mgmt          For                            For
       [hereinafter called the Board which shall be
       deemed to include any Committee which the Board
       may have constituted or hereafter constitute
       to exercise its powers including the powers
       conferred by this Resolution], pursuant to
       the provisions of the Banking Companies [Acquisition
       and Transfer of Undertakings] Act, 1970 and
       the Canara Bank [Shares and Meetings] Regulations,
       2000 and subject to the approvals, consents,
       sanctions, if any, of the Reserve Bank of India
       [RBI], the Government of India [GOI], the securities
       and Exchange Board of India [SEBI], and/or
       any other authority as may be required in this
       regard and subject to such terms, conditions
       and modifications thereto as may be prescribed
       by them in granting such approvals and which
       may be agreed to by the Board of Directors
       of the Bank and subject to the regulations/guidelines,
       if any, prescribed by the RBI, SEBI, and all
       other relevant authorities from time to time
       and subject to the Listing Agreements entered
       into with the Stock Exchanges where the equity
       shares of the Bank are listed, consent of the
       shareholders of the bank to offer, issue and
       allot [including with provision for reservation
       on firm allotment and/or competitive basis
       of such part of issue and for such categories
       of persons as may be permitted by the law then
       applicable] by way of an offer document/prospectus
       or such other document, in India or abroad,
       such number of equity/preference shares /securities
       [in accordance with the guidelines framed by
       RBI, specifying the class of preference shares,
       the extent of issue of each class of such preference
       shares, whether perpetual or redeemable or
       irredeemable and the terms and conditions subject
       to which each class of preference shares may,
       be issued] of the face value of INR 10 each
       and in any case not exceeding 109 Crores [and
       aggregating to not more than 1090 crores which
       together with the existing Paid-up Equity share
       capital of INR 410 crores amounts to INR 1500
       Crores, being the ceiling in the authorized
       capita! of the Bank as per Section 3(2A) of
       the Banking Companies [Acquisition and Transfer
       of Undertakings] Act 1970 or, to the extent
       of enhanced authorized capital as per the Amendment
       [if any], that may be made to the Act in future,
       in such a way that the Central Government shall
       all time hold not less than 51 % of the paid-up
       Equity capital of the Bank, whether at a discount
       or premium to the market price, in one or more
       tranches, including to one or more of the Members,
       employees of the Bank, Indian National, Non-Resident
       Indians [NRIs] Companies, private or public,
       investment institution, Societies, Trusts,
       Research organizations, Qualified institutional
       buyers [QIBs] like Foreign Institutional Investors
       [FIIs], Banks, Financial Institutions, Indian
       Mutual Funds, Venture Capital Funds, Foreign
       Venture Capital Investors, State Industrial
       Development Corporations, Insurance Companies,
       Provident Funds, Pension Funds, Development
       Financial Institutions or other entities, authorities
       or any other category of investors which are
       authorized to invest in equity/preference shares/securities of the Bank as per extant regulations/guidelines
       or any combination of the above as may be deemed
       appropriate by the Bank; such issue, offer
       or allotment shall be by way of public issue,
       rights issue, preferential issue, and/or private
       placement basis, with or without over-allotment
       option, and such offer; issue, placement and
       allotment be made as per the provisions of
       Banking Companies [Acquisition and Transfer
       of Undertakings], Act 1970 SEBI [Disclosure
       and Investor Protection] Guidelines, 2000 [SEBI
       DIP Guidelines] and all other guidelines issued
       by the RBI, SEBI and any other authority as
       applicable, and at such time or times in such
       manner and on such terms and conditions as
       the Board may be, in its absolute discretion,
       think fit; to allot the equity / preference
       shares securities to the existing Retail Shareholders,
       Retail Individual Bidders and employees of
       the Bank at a differential lower price as compared
       to QIBs and non-institutional bidders brat
       such discount as decided by the Bank; in accordance
       with the provisions of the Listing Agreements
       entered into with relevant stock exchanges,
       the provisions of Banking Companies [Acquisition
       and Transfer of Undertakings] Act 1970, the
       provisions of the Canara Bank [Shares and Meetings]
       Regulations, 2000, the provisions of Chapter
       XIIIA of SEBI DIP, Guidelines, the provisions
       of the Foreign Exchange Management Act 1999
       and, the Foreign Exchange Management [Transfer
       or issue of security by a person Resident outside
       India] Regulations, 2000, and, subject to requisite
       approval, consents, permissions and/or sanctions
       of Securities and exchange Board of India [SEBI]
       ,Stock Exchanges, Reserve Bank of India [RBI],
       foreign investment Promotion Board [FIPB] ,
       Department of Industrial policy and Promotion,
       Ministry of Commerce [DIPP] and all other authorities
       as may be required [hereinafter collectively
       referred to as the appropriate authorities]
       and subject to such conditions as may be prescribed
       by any of them while granting any such approvals,
       consents, permission, and/or sanction [hereinafter
       referred to as "the requisite approvals"] the
       Board, may at its absolute discretion, issue,
       offer and allot, from time to time in one or
       more tranches, equity share or any securities
       other than warrants, which are convertible
       into or exchangeable with equity shares at
       a later date, in such a way that the Central
       government at any time holds not less than
       51% of the Equity Capital of the Bank, to QIBs
       [as specified] pursuant to qualified institutional
       placement, as provided for under Chapter XIIIA
       of the SEBI DIP Guidelines, through a placement
       document and/or such other documents/writings/circulars/Memoranda and in such manner and on such price, terms
       and conditions as may be determined by the
       Board in accordance with the SEBI DIP Guidelines
       or other provisions of the law as may be prevailing
       at the time, provided the price inclusive of
       the premium of the equity shares so issued
       shall not be less than the price arrived in
       accordance with the provisions of Chapter XIII-A
       of SEBI DIP Guidelines; in case of a qualified
       institutional placement pursuant to Chapter
       XIIIA of the SEBI Guidelines, the allotment
       of securities shall only be to Qualified Institutional
       Buyers within the meaning of Chapter XIIIA
       of the SEBI Guidelines, such securities shall
       be fully paid-up and the allotment of such
       securities shall be completed within 12 months
       from the date of this resolution; where securities
       which are convertible into or exchangeable
       with equity shares at a later date, in terms
       of Chapter XIII A of the SEBI DIP Guidelines,
       as specified above, the relevant date for the
       purpose of pricing of the securities shall
       be 26 JUN 200 i.e. the day which is 30 days
       prior to the date on which the general meeting
       of the shareholders is held in terms of the
       Canara Bank [Shares and Meetings], Regulations,
       2000, to consider the proposed issue or a day
       30 days prior to the date on which the holder
       of the securities which are convertible into
       or exchangeable with equity shares at a later
       date becomes entitled to apply for the said
       shares...CONTD

       .....CONTD and to accept any modification in              Non-Voting    No vote
       the proposal as may be required or imposed
       by the GOI/RBI/SEBI/ or such other appropriate
       authorities at the time of according/granting
       their approvals, consents, permissions and
       sanctions and as agreed to by the Board; the
       issue and allotment of new equity shares/preference
       shares/securities if any, to NRIs, FIIs and/or
       other eligible foreign investments be subject
       to the approval of the RBI under the Foreign
       Exchange Management Act, 1999; the said new
       equity shares to be issued shall be subject
       to the Canara Bank [shares and meetings] regulations,
       2000 as amended and shall rank in all respects
       pari passu with the existing equity shares
       of the Bank and shall be entitled to dividend
       declared, if any, in accordance with the statutory
       guidelines that are in force at the time of
       such declaration for the purpose of giving
       effect to any issue or allotment of equity
       shares/ preference shares/securities, to determine
       the terms of the public offer, including the
       class of investors to whom the securities are
       to be allotted, the number of shares, securities
       to be allotted in each tranche, issue price,
       premium amount on issue as the Board in its
       absolute discretion deems fit and do all such
       acts, deeds, matters and things and execute
       such deeds, documents and agreements, as they
       may, in its absolute discretion deems fit and
       do all such acts, deeds, matters and things
       and execute such deeds, documents and agreements,
       as they may, in its absolute discretion, deem
       necessary, proper or desirable, and to settle
       or give instructions or directions for settling
       any question, difficulties or doubts that may
       arise in regard to the public offer, issue
       allotment and utilization of the issue proceeds,
       and to accept and to give effect to such modification,
       changes variations , alterations, deletions,
       additions as regards and the terms and conditions,
       as it may, in its absolute discretion, deem
       fit and proper in the best interest of the
       bank, without requiring any further approval
       of the Members and that all or any of the power
       conferred on the Bank and the Board vide this
       resolution may be exercised by the Board; to
       enter into and execute all such arrangements
       with any Lead Manger[s], Banker[s], underwriter[s],
       Depository [ies] and all such agencies as may
       be involved or concerned in such offering of
       equity/ preference share/ securities and to
       remunerate all such institutions and agencies;
       for the purpose of giving effect to the above
       , the Board , in consultation with the Lead
       Mangers, Underwriters, Advisors and/or other
       persons as appointed by the Bank to determine
       the form and terms of the issue including the
       class of investors to whim the share/securities
       are to be allotted number of shares/securities
       to be allotted in each tranche, issue price
       [including premium, if any], face value, premium
       amount o issue/conversion of securities/exercise
       of warrants/redemption of securities rate of
       interest, redemption period, number of equity
       shares/ preference shares or other securities
       upon conversion or redemption or cancellation
       of the securities, the price, premium or discount
       on issue/ conversion of securities, rate of
       interest, period of conversion, fixing of record
       date or book closure and related or incidental
       matters, listings on one or more stock exchanges
       in India and / or abroad as the Board in its
       absolute discretion deems fit; such of these
       shares/ securities as are not subscribed may
       be disposed off by the Board in its absolute
       discretion in such manner as the Board may
       deem fit and as permissible by law; for the
       purpose of giving effect to this resolution,
       to do all such acts, deeds, matters and things
       as it may in its absolute discretion deems
       necessary, proper, and desirable and to settle
       any question, difficulty or doubt that may
       arise in regard to the issue, of the share/
       securities and further to do all such acts,
       deeds, matters and things, finalize and execute
       all documents and writings as may be necessary,
       desirable or expedient as it may in its absolute
       discretion deem fit, proper or desirable without
       being required to seek any further consent
       or approval of the shareholders or authorize
       to the end and intent, that the shareholders
       shall be deemed to have given their approval
       thereto expressly by the authority of the resolution;
       for the purpose of giving effect to the above
       resolutions, and to do all such acts, deeds,
       matters and things and to settle all questions
       and difficulties as it may, in its absolute
       discretion deem fit, without being required
       to seek any further consent or approval; to
       delegate all or any of the powers herein conferred
       to the Chairman and Managing Director or to
       the Executive Director(s) to give effect to
       the aforesaid resolutions




--------------------------------------------------------------------------------------------------------------------------
 CAP SA CAP COMPANIA DE ACEROS DEL PACIFICO                                                  Agenda Number:  702268702
--------------------------------------------------------------------------------------------------------------------------
        Security:  P25625107
    Meeting Type:  EGM
    Meeting Date:  10-Mar-2010
          Ticker:
            ISIN:  CLP256251073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the offer received from M.C. Inversiones          Mgmt          For                            For
       Ltda., subsidiary office of  Mitsubishi Corporation,
       to become shareholders of Compania Minera Del
       Pacifico S.A. : a) to this purpose,
       the procedure would be by means of        takeover
       merger of Compania Minera Huasco S.A., and
       in such a case, to        receive 15.9% of
       Company shares, and later, to subscribe and
       make down        payment of USD 401,000,000
       of a capital increase of Company, with which
       MCI   shall increase its direct participation
       to a 25% paid in capital of Company;  CONTD.

-      CONTD. b) the operation assumes that the total            Non-Voting    No vote
       economic value of company      equity is USD
       1,046,000,000 and that the 100% of Company
       equity has an        economic value of USD
       2,771,000,000 in summary, considering the contribution
       of the 50% of company in the amount of USD
       523,000,000 plus the capital       increase
       of USD 401,000,000 the offer of MCI is equivalent
       to USD 924,000,000 for the 25% of Company;
       c) the operation involves the subscription
       of a       shareholder covenant and a framework
       contract in which is established that,   consistent
       with the ratification referred to in number
       3 following, in order  to carry out the merger,
       some conditions should be previously fulfilled,
       among other suspending conditions, that
       the operation be approved by          authorities
       of free competency in china

2      Approve to inform about the agreement made by             Mgmt          For                            For
       the Board of Directors of Cap   S.A., the operation
       and accepting the offer, subject, however,
       to the         ratification of the special
       stockholders meeting

3      Ratify the agreement of the Board of Directors            Mgmt          For                            For
       stated in foregoing number 2

4      Adopt the other agreements necessary to implement         Mgmt          For                            For
       the preceding ones




--------------------------------------------------------------------------------------------------------------------------
 CAP SA CAP COMPANIA DE ACEROS DEL PACIFICO                                                  Agenda Number:  702350365
--------------------------------------------------------------------------------------------------------------------------
        Security:  P25625107
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  CLP256251073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report, balance sheet and              Mgmt          For                            For
       profit and loss statements of    the period
       2009, and be informed of the status of the
       Company and of the      reports of the External
       Auditors

2      Approve the policy of dividends                           Mgmt          For                            For

3      Appointment of External Auditors                          Mgmt          For                            For

4      Approve the remuneration of the Board of Directors        Mgmt          For                            For

5      Approve the remuneration of Members of the Committee      Mgmt          For                            For
       of Directors and budget  of expenses incurred
       in the operation of such Committee

6      Appointment of rating agencies                            Mgmt          For                            For

7      Approve the account statement regarding diverse           Mgmt          For                            For
       operations with related       parties

8      Other matters of social interest of the competency        Non-Voting    No vote
       of the stockholders        meeting




--------------------------------------------------------------------------------------------------------------------------
 CAPITAL BANK OF JORDAN                                                                      Agenda Number:  702072997
--------------------------------------------------------------------------------------------------------------------------
        Security:  M41412103
    Meeting Type:  AGM
    Meeting Date:  31-Aug-2009
          Ticker:
            ISIN:  JO1101711017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Articles 8 and 19/A                             Mgmt          For                            For

2.     Elect the Board of Director for the next period           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CAPITAL BANK OF JORDAN                                                                      Agenda Number:  702333496
--------------------------------------------------------------------------------------------------------------------------
        Security:  M41412103
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2010
          Ticker:
            ISIN:  JO1101711017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the previous minutes of the last AGM              Mgmt          For                            For

2      Approve the Board of Director's report for the            Mgmt          For                            For
       Company's accomplishments for  the year 2009

3      Approve the Auditors report for the year 2009             Mgmt          For                            For

4      Approve the Company's financial data for the              Mgmt          For                            For
       year 2009 and the distribution   of 200 Fils
       for each share of value JOD 1 as 20% cash dividends

5      Approve to indemnify the Board of Director's              Mgmt          For                            For
       for the year 2009

6      Elect the New Board of Directors for the next             Mgmt          For                            For
       4 years

7      Elect the Company's Auditors for the year 2010            Mgmt          For                            For

8      Other issues                                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CAPITAL SECURITIES CORP                                                                     Agenda Number:  702444085
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y11003103
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0006005002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of merger                                      Non-Voting    No vote

A.4    The status of the issuance via private placement          Non-Voting    No vote

A.5    Other presentations                                       Non-Voting    No vote

B.1    Receive the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 0.1 per     share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings; proposed stock     dividend: 84 shares
       for 1,000 shares held

B.4    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.5    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B6.a   Elect of Tai Chuan Investment Co.,LTD. [shareholder       Mgmt          For                            For
       No.23414811]  Representative: George T.w. Chen
       as a Director

B6.b   Elec Tai Chuan Investment CO. LTD. [Shareholder           Mgmt          For                            For
       NO.23414811] representative:  Ching-Tsun Liu
       as a Director

B6.c   Elect Wen-Zhong Development CO. LTD. [shareholder         Mgmt          For                            For
       NO.96968020] Representative: yung tu wei as
       a Director

B6.d   Elect Kwang Hsing Industrial CO. LTD. [Shareholder        Mgmt          For                            For
       NO.75183902] Representative: Shih Chiang Lin
       as a Director

B6.e   Elect Chin Lung Investment CO. LTD. [Shareholder          Mgmt          For                            For
       NO.23362010] Representative: Chin Shun Chen
       as a Director

B6.f   Elect Hung Chia Investment CO. LTD. [Shareholder          Mgmt          For                            For
       NO.23221125] Representative: Ya Han Lin as
       a Director

B6.g   Elect Hung Chia Investment Co., Ltd. [Shareholder         Mgmt          For                            For
       NO.23221125] Representative: Ting Chi Wen as
       a Director

B6.h   Elect Tai Lian Investment CO.,LTD. [SHAREHOLDER           Mgmt          For                            For
       NO.23415017] Representative: Hung Nan Lin as
       a Director

B6.i   Elect Tai Lian Investment CO.,Ltd. [Shareholder           Mgmt          For                            For
       NO.23415017]Representative: Yuh Chyi Kuo as
       a Director

B6.j   Election of CHANG PANG CHANG as an Independent            Mgmt          For                            For
       Director of the Company [ID NO.N102640906]

B6.k   Election of WEN CHIH HUANG as an Independent              Mgmt          For                            For
       Director of the Company [ID NO.S102212577]

B6.l   Election of HSIN-HUI LIN as an Independent Director       Mgmt          For                            For
       of the Company [ID NO.S100449870]

B6.m   Election of CHIH TIEN HUANG as an Independent             Mgmt          For                            For
       Director of the Company [ID NO.T120881240]

B6.n   Elect San River Industrial CO.Ltd. [Shareholder           Mgmt          For                            For
       NO.12150637]Representative: Chun Sheng Chang
       as a Supervisor

B6.o   Elect Yi Hsin Development CO.,LTD. [Shareholder           Mgmt          For                            For
       NO.97455028] Representative: Chang Fu Wu as
       a Supervisor

B6.p   Elect Hung sheng Industrial CO., LTD. Shareholder         Mgmt          For                            For
       NO.23416260 Representative: sheng chang lai
       as a Supervisor

B6.q   Elect Paragon Investment CO., LTD. Shareholder            Mgmt          For                            For
       NO.23535076 Representative: Han Tung Lin as
       a Supervisor

B6.r   Elect Ata Investment Company Shareholder NO.23357591      Mgmt          For                            For
       Representative: Li Wei Hsiou MA as a Supervisor

B.7    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CARSO GLOBAL TELECOM SAB DE CV                                                              Agenda Number:  702356824
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2142R108
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  MXP740451010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE              Non-Voting    No vote
       VOTING RIGHTS AT THIS MEETING.   IF YOU ARE
       A MEXICAN NATIONAL AND WOULD LIKE TO SUBMIT
       YOUR VOTE ON THIS      MEETING PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE. THANK YOU

I      Presentation and, if relevant, approval of the            Non-Voting    No vote
       report from the general        Director prepared
       in accordance with Article 172 of the general
       mercantile    companies law and Article 44,
       Part XI, of the securities market law,
       accompanied by the opinion of the outside
       auditor, regarding the operations   and results
       of the Company for the FYE 31 DEC 2009, as
       well as the opinion of the Board of Directors
       regarding the content of said report, presentation
       and, if relevant, approval of the report
       from the Board of Directors that is  referred
       to in Article 172, line b, of the general mercantile
       companies law   in which are contained the
       ma in accounting and information policies and
       criteria followed in the preparation of
       the financial information of the      Company,
       presentation and, if relevant, approval of
       the report of the         activities..CONTD

-      ..CONTD and operations in which the Board of              Non-Voting    No vote
       Directors intervened in          accordance
       with Article 28, Part IV, Line E, of the securities
       market law,    presentation and, if relevant,
       approval of the financial statements of the
       Company to 31 DEC 2009, both individual
       and consolidated, and allocation of   the results
       from the FY, presentation and, if relevant,
       approval of the       annual report regarding
       the activities carried out by the audit Committee
       in  accordance with Article 43 of the securities
       market law and the report        regarding
       the subsidiaries of the Company, presentation
       and, if relevant,     approval of the report
       regarding the fulfillment of the obligations
       contained in Article 86, Part XX, of t he income
       tax law in regard to the presentation  of the
       report to the shareholders meeting regarding
       compliance with the tax   obligations that
       are the responsibility of the company resolutions
       in this    regard

II     Presentation and, if relevant, approval of the            Non-Voting    No vote
       proposal for the allocation of results resolutions
       in this regard

III    Ratification, if relevant, of the term in office          Non-Voting    No vote
       of the Board of Directors    and of the general
       Director for the 2009 FY and appointment or
       ratification,  if relevant, of the people who
       will make up the Board of Directors of the
       Company and other bodies, after classification
       of their independence, if      relevant, as
       well as of the Chairperson of the audit Committee,
       as well as    determination of the corresponding
       compensation resolutions in this regard

IV     Approval of the maximum amount of funds that              Non-Voting    No vote
       can be allocated to the          acquisition
       of shares of the Company for the 2010 FY, as
       well as a proposal   and, if relevant, approval
       regarding the provisions and policies relate
       d to  the acquisition of shares of t he company
       resolutions in this regard

V      Designation of delegates who will carry out               Non-Voting    No vote
       the resolutions passed by this    meeting and,
       if relevant, formalize them as appropriate
       resolutions in this   regard




--------------------------------------------------------------------------------------------------------------------------
 CARSO INFRAESTRUCTURA Y CONSTRUCCION SA DE CV, CIUDAD DE MEXICO                             Agenda Number:  702369453
--------------------------------------------------------------------------------------------------------------------------
        Security:  P20887108
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  MX01CI050005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Approve the presentation, for the applicable              Mgmt          For                            For
       purposes of the general Director's report on
       the Company's course of business and transactions
       corresponding to the FYE as of 31 DEC 2009,
       including the financial statements as of such
       date and the External Auditor's report, of
       the opinion and of the Board of Directors,
       reports referred to in Clauses c), d) and e),
       Paragraph IV of Article 28 of the Securities
       Market Law, of the corporate practices and
       Audit Committee's report, and the report on
       the compliance with fiscal obligations; resolutions
       in connection thereto

II.    Approve the proposal in connection with the               Mgmt          For                            For
       allocation of profits; resolutions in connection
       thereto

III.   Ratify the Board of Directors, and the General            Mgmt          For                            For
       Director's performance for FY 2009; resolutions
       in connection thereto

IV.    Approve the designation or ratification, as               Mgmt          For                            For
       the case may be, of the Members and Officers
       of the Board of Directors, as well as of the
       Members and the Chairman of the Corporate practices
       and Audit Committee; and the evaluation of
       the Directors, Independence and compensations,
       and any other derived from the foregoing

V.     Approve the agreements on the formalization               Mgmt          For                            For
       and compliance of the resolutions to be adopted
       by the meeting, and designation of special
       delegates; resolutions in connection thereto




--------------------------------------------------------------------------------------------------------------------------
 CATCHER TECHNOLOGY CO LTD                                                                   Agenda Number:  702470282
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1148A101
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  TW0002474004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The indirect investment in people's republic              Non-Voting    No vote
       of China

A.4    The status of the local unsecured convertible             Non-Voting    No vote
       corporate bonds

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution                      Mgmt          For                            For

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve the status of capital injection by issuing        Mgmt          Against                        Against
       new shares or convertible  bonds

B.5    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.6    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.7    Approve the revision to the procedures of asset           Mgmt          For                            For
       acquisition or disposal

B.8    Elect Ming Long Wang as a Director [ID NO.C100552048]     Mgmt          For                            For

B.9    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in         competitive business

B.10   Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CATHAY FINL HLDG LTD                                                                        Agenda Number:  702485017
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y11654103
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002882008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 715253 DUE TO RECEIPT OF DIRECTOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of the 2009 local unsecured convertible        Non-Voting    No vote
       bonds

A.4    The establishment for the rules of the Board              Non-Voting    No vote
       meeting

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution proposed             Mgmt          For                            For
       cash dividend:  TWD 0.5 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, staff  bonus and capital reserves,
       proposed stock dividend: 50 for 1,000 shares
       held

B.4    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.5.1  Election of Min-Houng Hong as an Independent              Mgmt          For                            For
       Director

B.5.2  Election of Tsing Yuan Hwang as an Independent            Mgmt          For                            For
       Director

B.5.3  Election of Ming Jian Kuo as an Independent               Mgmt          For                            For
       Director

B.6    Approve to release the prohibition on Directors           Mgmt          For                            For
       from  participation in competitive  business

B.7    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CATHAY REAL ESTATE DEVELOPMENT CO LTD                                                       Agenda Number:  702419284
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y11579102
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002501004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 670969 DUE TO DUE TO RECEIPT OF ADDITIONAL
       RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

A.1    To report the 2009 business operations                    Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; cash dividend       Mgmt          For                            For
       TWD 0.5 per share

B.3    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.4    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.5    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CELLCOM ISRAEL LTD                                                                          Agenda Number:  933129567
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2196U109
    Meeting Type:  Annual
    Meeting Date:  02-Sep-2009
          Ticker:  CEL
            ISIN:  IL0011015349
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: AMI EREL                            Mgmt          For                            For

1B     ELECTION OF DIRECTOR: SHAY LIVNAT                         Mgmt          For                            For

1C     ELECTION OF DIRECTOR: RAANAN COHEN                        Mgmt          For                            For

1D     ELECTION OF DIRECTOR: AVRAHAM BIGGER                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: RAFI BISKER                         Mgmt          For                            For

1F     ELECTION OF DIRECTOR: SHLOMO WAXE                         Mgmt          For                            For

1G     ELECTION OF DIRECTOR: HAIM GAVRIELI                       Mgmt          For                            For

1H     ELECTION OF DIRECTOR: ARI BRONSHTEIN                      Mgmt          For                            For

1I     ELECTION OF DIRECTOR: TAL RAZ                             Mgmt          For                            For

02     REAPPOINTMENT OF SOMEKH CHAIKIN, AS INDEPENDENT           Mgmt          For                            For
       AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 CELLCOM ISRAEL LTD                                                                          Agenda Number:  933201903
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2196U109
    Meeting Type:  Annual
    Meeting Date:  07-Apr-2010
          Ticker:  CEL
            ISIN:  IL0011015349
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: AMI EREL                            Mgmt          For                            For

1B     ELECTION OF DIRECTOR: SHAY LIVNAT                         Mgmt          For                            For

1C     ELECTION OF DIRECTOR: RAANAN COHEN                        Mgmt          For                            For

1D     ELECTION OF DIRECTOR: AVRAHAM BIGGER                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: RAFI BISKER                         Mgmt          For                            For

1F     ELECTION OF DIRECTOR: SHLOMO WAXE                         Mgmt          For                            For

1G     ELECTION OF DIRECTOR: HAIM GAVRIELI                       Mgmt          For                            For

1H     ELECTION OF DIRECTOR: ARI BRONSHTEIN                      Mgmt          For                            For

1I     ELECTION OF DIRECTOR: TAL RAZ                             Mgmt          For                            For

2A     ELECTION OF EXTERNAL DIRECTOR: RONIT BAYTEL               Mgmt          For                            For

2B     ELECTION OF EXTERNAL DIRECTOR: JOSEPH BARNES              Mgmt          For                            For

03     REAPPOINTMENT OF SOMEKH CHAIKIN, AS INDEPENDENT           Mgmt          For                            For
       AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 CELLTRION INC                                                                               Agenda Number:  702273676
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1242A106
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7068270008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the balance sheet, income statement               Mgmt          For                            For
       and statement of appropriation of retained
       earnings for FYE Dec 2009

2      Approve the partial amendment to Articles of              Mgmt          For                            For
       incorporation

3.1    Election of Kyung Ho Lee as a Non-Executive               Mgmt          For                            For
       Director

3.2    Election of outside Director Dong Il Kim                  Mgmt          For                            For

3.3    Election of outside Director Chul Man Baek                Mgmt          For                            For

3.4    Election of outside Director Yo Seip Lee                  Mgmt          For                            For

3.5    Election of outside Director Yoo Hee Lee                  Mgmt          For                            For

3.6    Election of outside Director Kyun Seok Cho                Mgmt          For                            For

4      Election of 3 Audit Committee Members                     Mgmt          For                            For

5      Approve the limit of remuneration for the Directors       Mgmt          For                            For

6      Approve the Stock Option for staff                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CEMENTOS ARGOS S.A.                                                                         Agenda Number:  702274426
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV12839
    Meeting Type:  OGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  COH04AO00018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the quorum verification                           Mgmt          For                            For

2      Approve the points of the day                             Mgmt          For                            For

3      Approve the designation of a commission for               Mgmt          For                            For
       the minute

4      Receive the report of the Board of Directors              Mgmt          For                            For
       and General Manager

5      Receive the report of the financial statements            Mgmt          For                            For
       for the year 31 DEC 2009

6      Receive the reports from the fiscal reviewer              Mgmt          For                            For

7      Receive the reports from the fiscal reviewer              Mgmt          For                            For
       of the Directors and the         President
       and the balance sheets for the year 31 DEC
       2009

8      Approve the profit distribution                           Mgmt          For                            For

9      Approve the statutory reform                              Mgmt          For                            For

10     Election of the fiscal review and fees allocation         Mgmt          For                            For

11     Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CEMENTOS LIMA S A                                                                           Agenda Number:  702306374
--------------------------------------------------------------------------------------------------------------------------
        Security:  P22385101
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  PEP239001006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 07 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.

1      Election or removal of members of the Board               Mgmt          For                            For
       of Directors

2      Approve the corporate management financial statements     Mgmt          For                            For
       and annual report

3      Approve the designation of outside Auditors               Mgmt          For                            For

4      Approve the investment in the expansion of furnace        Mgmt          Against                        Against
       15 second program for the  issuance of debt
       instruments




--------------------------------------------------------------------------------------------------------------------------
 CEMEX SAB DE CV                                                                             Agenda Number:  702078076
--------------------------------------------------------------------------------------------------------------------------
        Security:  P22561321
    Meeting Type:  EGM
    Meeting Date:  04-Sep-2009
          Ticker:
            ISIN:  MXP225611567
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS SECURITY CONSISTS OF CPO            Non-Voting    No vote
       UNITS AND IS COMPRISED OF 2 CLASS A SHARES
       AND 1 CLASS B SHARE. WHILE NON-MEXICAN HOLDERS
       OF CPOS HAVE NO VOTING RIGHTS WITH RESPECT
       TO THE CLASS A SHARES INCLUDED IN THE CPOS,
       THEY DO HAVE VOTING RIGHTS FOR THE CLASS B
       SHARES INCLUDED IN SUCH UNITS.

i.     Approve to increase the share capital in its              Mgmt          For                            For
       variable part, and to issue bonds convertible
       into shares, for which it proposes the issuance
       of up to 4,800,000,000 unsubscribed shares
       to be retained in treasury, to be subscribed
       later by the investing public through public
       offer, under the terms of Article 53 of the
       Securities Market Law, or if relevant to carry
       out the conversion of the bonds that are issued
       in accordance with Article 210(A) of the General
       Securities and Credit Operations Law, without,
       in both cases, the pre-emptive rights to subscribe
       being applicable; the shares representing the
       increase in capital will be represented by
       Ordinary Bond Certificates ['Cemex Cpo'] that
       will be each be referred to three common shares,
       and it being proposed that the public offer
       and, if relevant, the issuance of bonds, be
       carried out within a period of 24 months

ii.    Approve the designation of the person or people           Mgmt          For                            For
       who are responsible for formalizing the resolutions
       that are passed




--------------------------------------------------------------------------------------------------------------------------
 CEMEX SAB DE CV                                                                             Agenda Number:  702318901
--------------------------------------------------------------------------------------------------------------------------
        Security:  P22561321
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  MXP225611567
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Approve the presentation of the report of Chief           Mgmt          For                            For
       Executive Officer including   the financial
       statements and the report of the Board of Directors
       for the FYE on DEC 2009 in terms of Article
       172 of the General Corporations Law and after
       getting the opinion of the Board of Directors
       on the report of the Chief      Executive Officer,
       the Audit Committee and Corporate practices
       and the report on policies and on the review
       of the situation taxation of the Company

II     Approve regarding the application of profits              Mgmt          For                            For

III    Approve to increase the variable part of the              Mgmt          For                            For
       capital stock from the retained  earnings

IV     Authorize the Board of administration of the              Mgmt          Against                        Against
       Cement Industry Cemex, approve   the shareholders
       for 750 million shares for their future signature
       date on    behalf of investors before the convertible
       bonds in the shares of the Company previously
       issued and the subscription right as stated
       in Article 210 BIS of  the negotiable instruments
       and credit transactions law will be not applicable
       in this case according to the resulting agreements
       of extraordinary           shareholders meeting
       celebrated 04 SEP 2009

V      Appointment or ratification as the case may               Mgmt          For                            For
       be of the Advisors Members of the

VI     Approve the compensation to the Members of the            Mgmt          For                            For
       Board of Directors as well as  the Members
       of the Audit Committee and the Corporate Practices
       Committee of   the Company

VII    Approve the designation of delegates who will             Mgmt          For                            For
       carry out and formalize the     resolutions
       adopted at the ordinary shareholders meeting




--------------------------------------------------------------------------------------------------------------------------
 CEMEX SAB DE CV                                                                             Agenda Number:  702420491
--------------------------------------------------------------------------------------------------------------------------
        Security:  P22561321
    Meeting Type:  SGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  MXP225611567
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to consolidate the issuance documents             Mgmt          For                            For
       for un amortizable common share certificates
       denominated Cemex .CPO, to amend Section 1
       of the issuance       documents and increase
       the number of Cemex.CPOS to be subscribed for
       later    because of the conversion of bonds
       issued by Cemex, S.A.B. De C.V., all of
       the foregoing for the purpose of carrying out
       the resolutions passed by the   AGM of shareholders
       of Cemex , S.A.B. De C.V. held on 29 APR 2010

2      Approve the designation of special delegates              Mgmt          For                            For

3      Approve the meeting minutes                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CENCOSUD SA                                                                                 Agenda Number:  702369768
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2205J100
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  CL0000000100
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report, balance sheet, financial       Mgmt          For                            For
       statements and reports of external Auditors
       of the FYE on 31 DEC 2009

2      Approve the distribution of profits of FY 2009            Mgmt          For                            For
       and distribution of dividends

3      Approve the dividend policy                               Mgmt          For                            For

4      Approve to fix the remuneration to Directors              Mgmt          For                            For
       for year 2010

5      Approve to fix the remuneration for the Directors,        Mgmt          For                            For
       Committee and their budget for year 2010

6      Approve the report on expenses incurred by the            Mgmt          For                            For
       Board of Directors and         Directors Committee
       during FY 2009

7      Approve the designation of external Auditors              Mgmt          For                            For
       for year 2010

8      Approve the designation of risk classifiers               Mgmt          For                            For
       agents for year 2010

9      Approve to report the matters examined by Directors       Mgmt          For                            For
       Committee and the         agreements adopted
       by the Board of Directors to approve the operations
       with   related parties referred to in Articles
       146 and following of the Law of       Corporations

10     Approve the report of the activities and annual           Mgmt          For                            For
       management of the Directors   Committee corresponding
       to year 2009 and the proposals of the Directors
       Committee that had not been approved
       for the Board of Directors

11     Approve the designation of the newspaper where            Mgmt          For                            For
       legal publications will be     made

12     Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CENTRAIS ELETRICAS BRASILEIRAS S A                                                          Agenda Number:  702339068
--------------------------------------------------------------------------------------------------------------------------
        Security:  P22854122
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRELETACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Election of two Members for the Board, pursuant           Mgmt          For                            For
       to Article 28 of the Bylaws and Article 150
       of Law 6404 76




--------------------------------------------------------------------------------------------------------------------------
 CENTRAIS ELETRICAS BRASILEIRAS S A                                                          Agenda Number:  702331531
--------------------------------------------------------------------------------------------------------------------------
        Security:  P22854122
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRELETACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve the financial statements relating to              Mgmt          For                            For
       the FY that ended on 31 DEC 2009

2      Approve the allocation of the net profits from            Mgmt          For                            For
       the FY and the distribution of dividends

3      Election of the members of the Board of Directors,        Mgmt          For                            For
       and elect the Chairman

4      Election of the members of the Finance Committee,         Mgmt          For                            For
       and their respective

5      Approve to set the global remuneration of the             Mgmt          For                            For
       Board of Directors, Finance     Committee and
       the Executive Directors

6      Approve to decide on the newspapers in which              Mgmt          For                            For
       Company financial statements     will be published




--------------------------------------------------------------------------------------------------------------------------
 CENTRAIS ELETRICAS BRASILEIRAS S A                                                          Agenda Number:  702325487
--------------------------------------------------------------------------------------------------------------------------
        Security:  P22854106
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRELETACNPB7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 3 AND 4 ONLY.    THANK YOU.

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      To examine, discuss and approve the financial             Non-Voting    No vote
       statements relating to the FY   that ended
       on 31 DEC 2009

2      To decide on the allocation of the net profits            Non-Voting    No vote
       from the FY and the            distribution
       of dividends

3      Election of the Members of the Board of Directors,        Mgmt          For                            For
       and to elect the Chairman

4      Election of the Members of the Finance Committee,         Mgmt          For                            For
       and their respective

5      To set the global remuneration of the Board               Non-Voting    No vote
       of Directors, Finance Committee   and the Executive
       Directors

6      To decide on the newspapers in which Company              Non-Voting    No vote
       financial statements will be     published




--------------------------------------------------------------------------------------------------------------------------
 CENTRAL PATTANA PUBLIC CO LTD                                                               Agenda Number:  702268790
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1242U219
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  TH0481A10Z19
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Acknowledge the minutes of the AGM no. 1/2009             Mgmt          For                            For

2      Acknowledge the Company's operating performance           Mgmt          For                            For
       for the year 2009

3      Approve the audited financial statements for              Mgmt          For                            For
       YE 31 DEC 2009

4      Approve the dividend payment from business performance    Mgmt          For                            For
       for the year 2009

5      Approve the appointment of re-election of Directors       Mgmt          For                            For
       whose tenures have ended  for year 2010

6      Approve the Directors' remuneration for year              Mgmt          For                            For
       2010

7      Appointment of the Auditor and approve the audit          Mgmt          For                            For
       fees for year 2010

8      Approve the issuance of debentures of the amount          Mgmt          Against                        Against
       not exceeding THB 5,000      million

9      Other agendas  if any                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CENTRALE LAITIERE MAROC, MAROC                                                              Agenda Number:  702404017
--------------------------------------------------------------------------------------------------------------------------
        Security:  V17345105
    Meeting Type:  OGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  MA0000010399
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the validation of the Board of Directors          Mgmt          No Action
       Management report and the    External Auditors
       general report validation of the Company's
       financials as of 31 DEC 2009 reflecting a profit
       of MAD 611,842,964.96

2      Grant full discharge to the Board of Directors            Mgmt          No Action
       and the External Auditors with regards to their
       mandate for 2009

3      Approve the special report of External Auditors           Mgmt          No Action
       and validation of regulated   conventions with
       regards to Article 56 law 1795 as completed
       and modified by  law 2005

4      Approve the profits allocation distribution               Mgmt          No Action
       of a global dividend amount of    MAD 522,810,000.00
       allocation to retain earning account, the non
       distributed  amount of MAD 61,075.87 payment
       of a dividend of MAD 555 per share starting
       01 JUL 2010

5      Approve that the OGM takes note of M. Philippe            Mgmt          No Action
       Loic Jacob's resignation and   gives him a
       full and definite discharge for his administration
       mandate with   regards to the year 2009

6      Approve that the OGM takes note of Axa Assurances         Mgmt          No Action
       resignation and gives him a full and definite
       discharge for his administration mandate with
       regards to    the year 2009

7      Ratify M. Christophe Bombleds cooptation as               Mgmt          No Action
       a Member of the Board of          Directors

8      Ratify M. Hassan Ouriaglis cooptation as a Member         Mgmt          No Action
       of the Board of Directors

9      Ratify the renewal of Ona's mandate as a Member           Mgmt          No Action
       of the Board of Directors for a period of 6
       years

10     Grant full power to the holder of a copy or               Mgmt          No Action
       a certified true copy of the      general meeting's
       minute in order to perform the necessary formalities




--------------------------------------------------------------------------------------------------------------------------
 CENTUM INVESTMENT COMPANY LTD                                                               Agenda Number:  702032400
--------------------------------------------------------------------------------------------------------------------------
        Security:  V4717D103
    Meeting Type:  AGM
    Meeting Date:  17-Jul-2009
          Ticker:
            ISIN:  KE0000000265
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The Secretary to read the notice convening the            Non-Voting    No vote
       meeting and determine if a quorum is present

       To confirm the minutes of the 41st AGM held               Non-Voting    No vote
       on 14 JAN 2009

1.     Receive and approve the consolidated financial            Mgmt          For                            For
       statements for the FYE 31 MAR 2009 together
       with the Directors' and the Auditors report
       thereon

2.     Approve the Boards' remuneration for the YE               Mgmt          For                            For
       31 MAR 2009

3.1    Re-elect Industrial and Commercial Development            Mgmt          For                            For
       Corporation (ICDC) as a Director, who retires
       by rotation

3.2    Re-elect Mr. J.N. Muguiyi as a Director, who              Mgmt          For                            For
       retires by rotation

4.     Approve the appointment of Deloitte & Touche              Mgmt          For                            For
       as the Auditors of the Company, having expressed
       their willingness to continue in office in
       accordance with the provisions of Section 159[2]
       of the Companies Act [Chapter 486] and authorize
       the Directors to fix the Auditors remunerate

5.     Approve the establishment of Rasimu Ltd. as               Mgmt          For                            For
       a wholly owned subsidiary of the Company

S.6    Authorize the Directors to borrow up to KSh.              Mgmt          For                            For
       2,000,000,000

S.7    Approve to delete Article 112 of the Articles             Mgmt          For                            For
       of Association of the Company in its entirety
       and replaced with the new one as specified

S.8    Amend Article 96 of the Articles of Association           Mgmt          For                            For
       of the Company by inserting the new sentence
       at the end of that Article: as specified

S.9.1  Approve to delete the Article 134 of the Articles         Mgmt          For                            For
       of Association of the Company in their entirety
       and replaced with the new one as specified

S.9.2  Amend Articles 135, 135.1, 135.2, 135.3, 135.4,           Mgmt          For                            For
       135.5, 136.6, and 135.7, of the Articles of
       Association of the Company in their entirety
       as specified

S.9.3  Amend Articles 136A, 136B, 136C, 136D of the              Mgmt          For                            For
       Articles of Association of the Company in their
       entirety as specified




--------------------------------------------------------------------------------------------------------------------------
 CENTURY TEXTILES & INDS LTD                                                                 Agenda Number:  702033539
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y12504125
    Meeting Type:  AGM
    Meeting Date:  28-Jul-2009
          Ticker:
            ISIN:  INE055A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2009 and profit and loss
       account for the YE on that date and the reports
       of the Directors and the Auditors of the Company

2.     Declare dividend on equity shares for the YE              Mgmt          For                            For
       31 MAR 2009

3.     Re-elect Shri B.K. Birla as a Director, who               Mgmt          For                            For
       retires from office by rotation

4.     Re-elect Shri Kumar Mangalam Birla as a Director,         Mgmt          For                            For
       who retires from office by rotation

5.     Appoint the Auditors of the Company to hold               Mgmt          For                            For
       office from the conclusion of this meeting
       until the conclusion of the next AGM of the
       Company and approve to fix their remuneration

S.6    Approve, in partial modification of the relevant          Mgmt          For                            For
       resolution passed at the 110 AGM of the Company
       held on 24 JUL 2007 and pursuant to the provisions
       of sections 198, 309, 310, Schedule XIII and
       other applicable provisions, if any, of the
       Companies Act, 1956, for the time being in
       force, the payment of revised remuneration
       to Shri B.L. Jain, Wholetime Director as specified,
       for the remaining period of his tenure of current
       office up to 3l MAR 2010

S.7    Approve that, pursuant to the provisions of               Mgmt          For                            For
       Sections 198, 269, 309, 311, 314 and all other
       applicable provisions, if any, of the Companies
       Act, 1956, read with Schedule XIII thereto
       and all guidelines for managerial remuneration
       issued by the Central Government from time
       to time, the re-appointment by the Board of
       Directors [the Board] of Shri B.L. Jain as
       a Director in the whole time employment of
       the Company for a further period of 2 years
       with effect from 01 APR 2010 with liberty to
       either party to terminate the appointment on
       3 months notice in writing to the other, upon
       the following terms as to remuneration as specified,
       and with further liberty to the Board of Directors/Chairman of the Board from time to time to alter the
       said terms in such manner as may be in the
       best interests of the Company, subject however
       to the restrictions, if any specified in the
       Companies Act 1956, including Schedule XIII
       thereto as amended update or otherwise as may
       be permissible at law, viz: as specified; provided
       that where, in any FY, the Company has no profits
       or its profits are inadequate, the Company
       shall pay the above salary and allowances and
       provide the perquisites as aforesaid to the
       Whole-time Director as and by way of minimum
       remuneration subject to the applicable provisions
       of Schedule XIII of the said Act and the approval
       of the Central Government, as may be required;
       and authorize the Board of Directors/ Chairman
       of the Board to take such steps as may be necessary
       or expedient in their entire discretion to
       give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 CERAGON NETWORKS LTD.                                                                       Agenda Number:  933165892
--------------------------------------------------------------------------------------------------------------------------
        Security:  M22013102
    Meeting Type:  Annual
    Meeting Date:  09-Dec-2009
          Ticker:  CRNT
            ISIN:  IL0010851660
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ZOHAR ZISAPEL                                             Mgmt          For                            For
       JOSEPH ATSMON                                             Mgmt          For                            For

02     TO APPROVE THE GRANT OF OPTIONS TO ALL THE DIRECTORS,     Mgmt          For                            For
       OTHER THAN THE EXTERNAL DIRECTORS, AS DESCRIBED
       IN THE PROXY STATEMENT

03     TO RE-ELECT YAIR ORGLER AND AVI PATIR TO SERVE            Mgmt          For                            For
       ON THE BOARD OF DIRECTORS OF THE COMPANY AS
       EXTERNAL DIRECTORS, TO APPROVE THEIR REMUNERATION
       AND TO APPROVE THE GRANT OF OPTIONS TO THE
       EXTERNAL DIRECTORS, AS DESCRIBED IN THE PROXY
       STATEMENT

04     TO AMEND THE 2003 STOCK OPTION PLAN OF THE COMPANY,       Mgmt          For                            For
       AS DESCRIBED IN THE PROXY STATEMENT

05     TO RE-APPOINT KOST FORER GABBAY & KASIERER,               Mgmt          For                            For
       A MEMBER OF ERNST & YOUNG GLOBAL, AS THE COMPANY'S
       INDEPENDENT AUDITOR

06     TO APPROVE THE PURCHASE OF COMPANY'S DIRECTORS            Mgmt          For                            For
       AND OFFICERS LIABILITY INSURANCE POLICY ("D&O
       INSURANCE POLICY") FOR THE PERIOD COMMENCING
       DECEMBER 9, 2009 AND ENDING NO LATER THAN THE
       LATER OF THE 2010 ANNUAL MEETING OF SHAREHOLDERS
       AND DECEMBER 9, 2010, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 CERAGON NETWORKS LTD.                                                                       Agenda Number:  933301791
--------------------------------------------------------------------------------------------------------------------------
        Security:  M22013102
    Meeting Type:  Annual
    Meeting Date:  29-Jun-2010
          Ticker:  CRNT
            ISIN:  IL0010851660
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RE-APPOINT KOST FORER GABBAY & KASIERER,               Mgmt          For                            For
       A MEMBER OF ERNST & YOUNG GLOBAL, AS THE COMPANY'S
       INDEPENDENT AUDITOR




--------------------------------------------------------------------------------------------------------------------------
 CERSANIT S.A., KRASNYSTAW                                                                   Agenda Number:  702076553
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1162X103
    Meeting Type:  EGM
    Meeting Date:  17-Sep-2009
          Ticker:
            ISIN:  PLCRSNT00011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect the Chairman                                        Mgmt          For                            For

3.     Approve the statement of the meeting's legal              Mgmt          For                            For
       validity

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect the Scrutiny Commission                             Mgmt          For                            For

6.     Amend the Company's statute text in order to              Mgmt          For                            For
       authorize the Management Board to increase
       the share capital by shares issue with possibility
       of excluding the rights issue of the existing
       shareholders

7.     Approve the shares dematerialization and authorize        Mgmt          For                            For
       the Management Board to take all necessary
       steps to introduce shares into the market

8.     Authorize the Supervisory Board to set unified            Mgmt          For                            For
       text of Articles of Association

9.     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CERSANIT S.A., KRASNYSTAW                                                                   Agenda Number:  702195428
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1162X103
    Meeting Type:  EGM
    Meeting Date:  11-Feb-2010
          Ticker:
            ISIN:  PLCRSNT00011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the meeting                                    Mgmt          For                            For

2      Elect the Chairman                                        Mgmt          For                            For

3      Approve the statement of the meeting's legal              Mgmt          For                            For
       validity and its ability to      adopt resolutions

4      Approve the agenda                                        Mgmt          For                            For

5      Elect the Scrutiny Commission                             Mgmt          For                            For

6      Approve the changes in Supervisory Board's Membership     Mgmt          For                            For

7      Approve the changes in Statute                            Mgmt          For                            For

8      Authorize the Supervisory Board to adopt the              Mgmt          For                            For
       unified text of Company's        Statute

9      Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CERSANIT S.A., KRASNYSTAW                                                                   Agenda Number:  702449958
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1162X103
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  PLCRSNT00011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the OGM                                        Mgmt          For                            For

2      Election of the Chairman of the OGM                       Mgmt          For                            For

3      Approve the preparing of the attendance list              Mgmt          For                            For

4      Approve the confirmation of the legality of               Mgmt          For                            For
       convening the OGM and its         capacity
       to adopt resolutions

5      Approve the acceptance of the agenda                      Mgmt          For                            For

6      Approve the presentation of the Management Board's        Mgmt          For                            For
       report on the activity of  the Company for
       2009, the financial statement of the Company
       for 2009, the    Management Board's report
       on the activity of the capital group for 2009
       and   the consolidated financial statement
       of the capital group for 2009

7      Approve the presentation of the Supervisory               Mgmt          For                            For
       Board's report on its activity in 2009

8.1    Approve the Management Board's report on the              Mgmt          For                            For
       activity of the Company and the  capital group
       for 2009

8.2    Approve the financial statement of the Company            Mgmt          For                            For
       for 2009

8.3    Approve the consolidated financial statement              Mgmt          For                            For
       of the capital group for 2009

8.4    Approve the vote of acceptance to the Management          Mgmt          For                            For
       Board Members

8.5    Approve the vote of acceptance to the Supervisory         Mgmt          For                            For
       Board Members

8.6    Approve the allocation of profits from the Previous       Mgmt          For                            For
       Years

8.7    Approve the coverage of the loss for 2009                 Mgmt          For                            For

8.8    Approve the remuneration of the Supervisory               Mgmt          For                            For
       Board's Chairman

8.9    Approve the new GMS regulations                           Mgmt          For                            For

9      Free motions                                              Mgmt          Against                        Against

10     Closing of the OGM                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CEZ A.S., PRAHA                                                                             Agenda Number:  702463768
--------------------------------------------------------------------------------------------------------------------------
        Security:  X2337V121
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  CZ0005112300
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Opening, election of the general meeting Chairman,        Mgmt          For                            For
       minutes clerk, minutes verifiers and persons
       authorized to count the votes

2      Receive the Board of Directors report on the              Mgmt          For                            For
       business activity of the Company and on the
       state of its assets for the year 2009; overall
       explanation report according to Section 118
       Article 8 of the Act on business activities
       on the   Capital Market

3      Receive the Supervisory Board report on the               Mgmt          For                            For
       results of control activities

4      Receive the Audit Committee report on the results         Mgmt          For                            For
       of activities

5      Approve the financial statement of CEZ, A. S.             Mgmt          For                            For
       and consolidated financial      statement of
       CEZ group for the year 2009

6      Approve the decision on distribution of profit            Mgmt          For                            For
       of CEZ, A. S. in the year     2009

7      Approve the decision on amendment to the Company's        Mgmt          For                            For
       Articles of Association

8      Approve the decision on providing approval of             Mgmt          For                            For
       the contract of deposit of part of the enterprise
       Power Plant Chvaletice to a subsidiary Company

9      Approve the decision on the volume of financial           Mgmt          For                            For
       means for making donations   in the year 2011

10     Approve the confirmation of co-opting, recall             Mgmt          For                            For
       and election of the Supervisory Board Members

11     Approve the contracts for performance of the              Mgmt          For                            For
       function of Supervisory Board   Member's

12     Approve to recall and election of the Members             Mgmt          For                            For
       of the Audit Committee

13     Approve the contracts for performance of the              Mgmt          For                            For
       function of Audit Committee      Members

14     Conclusion                                                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CH KARNCHANG PUBLIC COMPANY LIMITED                                                         Agenda Number:  702167809
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15663142
    Meeting Type:  EGM
    Meeting Date:  20-Jan-2010
          Ticker:
            ISIN:  TH0530010Z14
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the minute of the 2009 AGM                        Mgmt          For                            For

2.     Approve the reduction of the Company's registered         Mgmt          For                            For
       capital

3.     Amend Clause 4 of the Company's Memorandum of             Mgmt          For                            For
       Association in accordance with the reduction
       of the Company's registered capital

4.     Approve to increase the Company's registered              Mgmt          For                            For
       capital

5.     Approve the allotment of 206,573,167 ordinary             Mgmt          For                            For
       shares by right offering

6.     Amend Clause 4 of the Company's Memorandum of             Mgmt          For                            For
       Association in accordance with the increase
       of the Company's registered capital

7.     Other matters [if any]                                    Mgmt          For                            Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CH KARNCHANG PUBLIC COMPANY LIMITED                                                         Agenda Number:  702254020
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15663142
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  TH0530010Z14
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the minutes of the EGM no.1/2010                  Mgmt          For                            For

2      Acknowledge the Company's operational results             Mgmt          For                            For
       for the year 2009

3      Approve the balance sheet and income statement            Mgmt          For                            For
       for the YE 31 DEC 2009

4      Approve the allocation of profit                          Mgmt          For                            For

5      Election of the Directors to replace those due            Mgmt          For                            For
       to retire by rotation

6      Approve to determine remuneration for Directors           Mgmt          For                            For

7      Appoint the Auditor and determine remuneration            Mgmt          For                            For
       for the year 2010

8      Approve the issuance and offering of debentures           Mgmt          Against                        Against

9      Other matters (if any)                                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CHANG HWA COMMERCIAL BANK                                                                   Agenda Number:  702427281
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1293J105
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2010
          Ticker:
            ISIN:  TW0002801008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 668742 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The publication of local regulations                      Non-Voting    No vote

A.4    Other presentations                                       Non-Voting    No vote

B.1    Receive the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend TWD 0.3 per share

B.3.1  Approve to revise Article 6 of the Articles               Mgmt          For                            For
       of Incorporation

B.3.2  Approve to revise Article 20 of the Articles              Mgmt          For                            For
       of Incorporation

B.3.3  Approve to revise Article 21 of the Articles              Mgmt          For                            For
       of Incorporation

B.3.4  Approve to revise Article 38 of the Articles              Mgmt          For                            For
       of Incorporation

B.4    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CHAODA MODERN AGRICULTURE                                                                   Agenda Number:  702135802
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2046Q107
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2009
          Ticker:
            ISIN:  KYG2046Q1073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements, the             Mgmt          For                            For
       reports of the Directors and of the Auditors
       for the FYE 30 JUN 2009

2.     Approve the final dividend for the FYE 30 JUN             Mgmt          For                            For
       2008

3.A    Re-elect Mr. Kwok Ho as an Executive Director             Mgmt          For                            For
       of the Company

3.B    Re-elect Mr. Fung Chi Kin as an Independent               Mgmt          For                            For
       Non-Executive Director of the Company

3.C    Re-elect Mr. Tam Ching Ho as an Independent               Mgmt          For                            For
       Non-Executive Director of the Company

3.D    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [the Directors] to fix the Directors' remuneration

4.     Re-appoint Grant Thornton as the Auditors of              Mgmt          For                            For
       the Company and authorize the Board of Directors
       to fix their remuneration

5.A    Authorize the Directors of the Company to purchase,       Mgmt          For                            For
       or otherwise acquire shares of HKD 0.10 each
       in the capital of the Company on The Stock
       Exchange of Hong Kong Limited [the Stock Exchange]
       or on any other stock exchange on which the
       shares of the Company may be listed and recognized
       by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange for this purpose,
       subject to and in accordance with all applicable
       laws and requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       [as amended from time to time], not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or any applicable laws to be
       held]

5.B    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements, options [including bonds, warrants
       and debentures convertible into shares of the
       Company] and rights of exchange or conversion
       which might require the exercise of such powers
       during and after the end of the relevant period,
       shall not exceed 20% of the aggregate amount
       of share capital of the Company in issue as
       at the date of passing this resolution, and
       otherwise than pursuant to: a) a rights issue;
       or b) the exercise of options under any share
       option scheme or similar arrangement for the
       time being adopted for the grant or issue to
       option holders of shares in the Company; or
       c) an issue of shares in the Company upon the
       exercise of any rights or subscription or conversion
       attaching to any warrants, convertible bonds,
       debentures or notes issued by the Company;
       and/or d) any scrip dividend and/or other similar
       arrangement provided for the allotment of shares
       in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.A and 5.B, to extend the general mandate
       granted to the Directors of the Company to
       allot, issue and otherwise deal with the shares
       of the Company pursuant to Resolution 5.B by
       the addition thereto of an amount representing
       the aggregate nominal amount of the shares
       of the Company purchased or otherwise acquired
       by the Company pursuant to Resolution 5.A,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHAROEN POKPHAND FOODS PUBLIC CO LTD                                                        Agenda Number:  702309798
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1296K117
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  TH0101010Z14
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to adopt the minutes of the annual general        Mgmt          For                            For
       shareholders' meeting of   2009 .

2      Acknowledge the report on the company's operations        Mgmt          For                            For
       for the year 2009

3      Approve the balance sheet and the statement               Mgmt          For                            For
       of income for the YE 31 DEC 2009  .

4      Acknowledge the interim dividend payment of               Mgmt          For                            For
       the year 2009 .

5      Approve the appropriation of profit and annual            Mgmt          For                            For
       dividend payment for the year  2009

6      Appointment of the Directors to replace Directors         Mgmt          For                            For
       who retire by rotation and

7      Approve the remuneration for the Directors                Mgmt          For                            For

8      Appointment of the Company's Auditors and fix             Mgmt          For                            For
       the remuneration for the year

9      Approve to accept the entire business transfer            Mgmt          For                            For
       from Pokphand Aquatech Company Limited

10     Approve to respond to the queries                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHECK POINT SOFTWARE TECHNOLOGIES LTD.                                                      Agenda Number:  933117497
--------------------------------------------------------------------------------------------------------------------------
        Security:  M22465104
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2009
          Ticker:  CHKP
            ISIN:  IL0010824113
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GIL SHWED                                                 Mgmt          For                            For
       MARIUS NACHT                                              Mgmt          For                            For
       JERRY UNGERMAN                                            Mgmt          For                            For
       DAN PROPPER                                               Mgmt          For                            For
       DAVID RUBNER                                              Mgmt          For                            For
       TAL SHAVIT                                                Mgmt          For                            For

2A     REELECTION OF OUTSIDE DIRECTOR: YOAV CHELOUCHE            Mgmt          For                            For

2B     REELECTION OF OUTSIDE DIRECTOR: GUY GECHT                 Mgmt          For                            For

03     TO AUTHORIZE THE CHAIRMAN OF THE BOARD OF DIRECTORS       Mgmt          For                            For
       TO CONTINUE SERVING AS CHAIRMAN OF THE BOARD
       OF DIRECTORS AND THE CHIEF EXECUTIVE OFFICER
       FOR UP TO THREE YEARS FOLLOWING THE MEETING

04     TO RATIFY THE APPOINTMENT AND COMPENSATION OF             Mgmt          For                            For
       CHECK POINT'S INDEPENDENT PUBLIC ACCOUNTANTS

05     TO APPROVE COMPENSATION TO CHECK POINT'S CHIEF            Mgmt          For                            For
       EXECUTIVE OFFICER WHO IS ALSO THE CHAIRMAN
       OF THE BOARD OF DIRECTORS

5A     I AM A "CONTROLLING SHAREHOLDER"                          Mgmt          Against

5B     I HAVE A "PERSONAL INTEREST" IN ITEM 5                    Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 CHECK POINT SOFTWARE TECHNOLOGIES LTD.                                                      Agenda Number:  933289147
--------------------------------------------------------------------------------------------------------------------------
        Security:  M22465104
    Meeting Type:  Annual
    Meeting Date:  29-Jun-2010
          Ticker:  CHKP
            ISIN:  IL0010824113
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GIL SHWED                                                 Mgmt          For                            For
       MARIUS NACHT                                              Mgmt          For                            For
       JERRY UNGERMAN                                            Mgmt          For                            For
       DAN PROPPER                                               Mgmt          For                            For
       DAVID RUBNER                                              Mgmt          For                            For
       DR. TAL SHAVIT                                            Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT AND COMPENSATION OF             Mgmt          For                            For
       KOST, FORER, GABBAY & KASIERER, A MEMBER OF
       ERNST & YOUNG GLOBAL, AS CHECK POINT'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010.

03     TO APPROVE COMPENSATION TO CHECK POINT'S CHIEF            Mgmt          For                            For
       EXECUTIVE OFFICER WHO IS ALSO THE CHAIRMAN
       OF THE BOARD OF DIRECTORS.

4A     I HAVE A "PERSONAL INTEREST" IN ITEM 3.                   Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 CHEIL INDUSTRIES INC, KUMI                                                                  Agenda Number:  702272977
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1296J102
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7001300003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION

1      Approve the financial statement, balance sheet,           Mgmt          For                            For
       income statement, the         proposed disposition
       of retained earning

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of Baek Hwang, Jangjae Lee Youngjin              Mgmt          For                            For
       Kim  External , Sukjoo Hong

4      Election of Messrs. Youngjin Kim, Haeryun Kang,           Mgmt          For                            For
       Sukjoo Hong as Auditors

5      Approve the remuneration limit for Directors              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHEIL WORLDWIDE INC, SEOUL                                                                  Agenda Number:  702253193
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1296G108
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7030000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Approve the change of par value                           Mgmt          For                            For

3      Amend the Articles of Incorporation                       Mgmt          For                            For

4      Election of one Executive Director and one Outside        Mgmt          For                            For
       Director

5      Approve the remuneration of a Director                    Mgmt          For                            For

6      Approve the remuneration of an Auditor                    Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHENG SHIN RUBBER INDUSTRY CO LTD                                                           Agenda Number:  702459822
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1306X109
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002105004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 673905 DUE TO DELETION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of endorsement and guarantee                   Non-Voting    No vote

B.1    Approve the 2009 business reports and the financial       Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 2 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings; proposed stock dividend: 250 for
       1,000 shares held

B.4    Approve to revise the procedures of endorsement,          Mgmt          For                            For
       guarantee and monetary loans

B.5    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.6    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CHENG UEI PRECISION INDUSTRY CO LTD                                                         Agenda Number:  702419272
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y13077105
    Meeting Type:  AGM
    Meeting Date:  14-Jun-2010
          Ticker:
            ISIN:  TW0002392008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 665544 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The revision to the rules of Board Meeting                Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 2.4 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, staff bonus, proposed stock dividend:
       10 for 1,000 shares held

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.6    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.7    Other issues and Extraordinary motions                    Mgmt          Against                        Against

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHI MEI OPTOELECTRONICS CORP                                                                Agenda Number:  702160627
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1371T108
    Meeting Type:  EGM
    Meeting Date:  06-Jan-2010
          Ticker:
            ISIN:  TW0003009007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Approve the merger with Innolux Display Corporation/TW0003481008Mgmt          For                            For
       and Top Displays Corp/TW0003195004

A.2    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CHICONY ELECTRONICS CO LTD                                                                  Agenda Number:  702427318
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1364B106
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  TW0002385002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations and the 2010 Business        Non-Voting    No vote
       Plans

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of endorsement and guarantee                   Non-Voting    No vote

A.4    The status of joint-venture in people's republic          Non-Voting    No vote
       of China

A.5    The status of distribution for 2009 employee              Non-Voting    No vote
       bonus

A.6    The status of buyback treasury stock                      Non-Voting    No vote

A.7    The status of capital reduction via buy back              Non-Voting    No vote
       treasury stock nullifying

A.8    Other presentations                                       Non-Voting    No vote

B.1    Receive the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution proposed             Mgmt          For                            For
       cash dividend: TWD 3.5 per share

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings and staff bonus proposed stock dividend:
       50.00000086 for 1,000 shares held

B.5    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.6    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.7    Approve the revision to the procedures of asset           Mgmt          For                            For
       acquisition or disposal

B.8    Approve the revision to the procedures of trading         Mgmt          For                            For
       derivatives

B9.1A  Election of Hsu, Kun-Tai as a Director: ID/shareholder    Mgmt          For                            For
       No:1

B9.1B  Election of Lin, Mao-Kuei as a Director: ID/shareholder   Mgmt          For                            For
       No: 36

B9.1C  Election of Lu, Chin-Chung as a Director: ID/shareholder  Mgmt          For                            For
       No: 112

B9.1D  Election of Wei, Chuan-Pin as a Director: ID/shareholder  Mgmt          For                            For
       No: 12329

B9.1E  Election of Tsai, Ming-Hsien as a Director:               Mgmt          For                            For
       ID/shareholder No: 702

B9.1F  Election of Lin, Chih-Chien as a Director: ID/shareholder Mgmt          For                            For
       No: 4293

B9.1G  Election of Liu, Chia-Sheng as a Director: ID/shareholder Mgmt          For                            For
       No: 12

B9.2A  Election of Ching Yuan Investment Co., LTD.               Mgmt          For                            For
       /Huang,Chin-Hsuan as a Supervisor: ID/shareholder
       No: 4572

B9.2B  Election of Hua Tai Investment Co., LTD. /Chang,          Mgmt          For                            For
       Su-Tien as a Supervisor: ID/shareholder No:
       889

B9.2C  Election of Tong Ling Investment Co., LTD. /Ku,           Mgmt          For                            For
       Chih-Shyuan as a Supervisor: : ID/shareholder
       No: 8456

B.10   Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from participation in competitive
       business

B.11   Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 704176 DUE TO ADDITION OF RECEIPT OF DIRECTOR
       NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHIMEI INNOLUX CORPORATION                                                                  Agenda Number:  702517220
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4083P109
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  TW0003481008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER PARTIES. IF
       YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR
       THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION,
       AN ELECTION WOULD BE DEEMED AS A 'NO VOTE'.

a.1    The 2009 business operations                              Non-Voting    No vote

a.2    The 2009 audited reports                                  Non-Voting    No vote

a.3    The indirect investment in People's Republic              Non-Voting    No vote
       of China

a.4    The proposal of merger with top displays Corp             Non-Voting    No vote
       / TW0003195004 and Chi Mei / TW0003009007

a.5    The establishment for the rules of the Board              Non-Voting    No vote
       Meeting

a.6    Other presentations                                       Non-Voting    No vote

b.1    Approve the 2009 financial statements                     Mgmt          For                            For

b.2    Approve the proposal for the distribution of              Mgmt          For                            For
       2009 profits or offsetting deficit

b.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

b.4    Approve the revision to the procedures of trading         Mgmt          For                            For
       derivatives

b.5    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

b.6    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

b.7    Approve option of applying profit-seeking enterprise      Mgmt          For                            For
       income tax exemption

b.8    Approve the proposal of capital injection by              Mgmt          For                            For
       issuing new shares or global depositary receipt
       or the issuance of new shares via private placement

b.9    Approve the proposal of capital reduction via             Mgmt          For                            For
       write off preferred shares

b.10   Election of the Directors and Supervisors                 Mgmt          For                            For

b.11   Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from participation in competitive
       business

b.12   Other issues and extraordinary motions                    Mgmt          Against                        Against

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA AGRI-INDUSTRIES HLDGS LTD                                                             Agenda Number:  702159434
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1375F104
    Meeting Type:  EGM
    Meeting Date:  03-Dec-2009
          Ticker:
            ISIN:  HK0606037437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve the depositary services to be provided            Mgmt          For                            For
       by COFCO Finance Co., Ltd. pursuant to the
       Financial Services Agreement dated 27 OCT 2009
       between COFCO Agricultural Industries Management
       Services Co., Ltd., COFCO Finance Co., Ltd.
       and the Company (the Financial Services Agreement),
       subject to the relevant caps as specified;
       and ratify and approve the execution of the
       Financial Services Agreement, as specified

2.     Approve the entrustment loans to be advanced              Mgmt          For                            For
       to COFCO East Ocean Oils & Grains Industries
       (Zhangjiagang) Co., Ltd. and COFCO ADM Oils
       & Grains Industries (Heze) Co., Ltd. by COFCO
       Agriculture Industries Management Services
       Co., Ltd. pursuant to the Entrustment Loan
       Framework Agreement dated 27 OCT 2009 between
       COFCO Agricultural Industries Management Services
       Co., Ltd., COFCO Finance Co., Ltd. and the
       Company (the Entrustment Loan Framework Agreement)
       subject to the relevant caps as specified;
       and ratify and approve the execution of the
       Entrustment Loan Framework Agreement, as specified

3.     Authorize any 1 or more of the Directors of               Mgmt          For                            For
       the Company (the 'Directors') to execute and
       deliver such other documents or supplemental
       agreements or deeds on behalf of the Company
       and to do all such things and take all such
       actions as he or they may consider necessary
       or desirable for the purpose of giving effect
       to the Financial Services Agreement and the
       Entrustment Loan Framework Agreement and the
       transactions contemplated thereunder with such
       changes as any Director(s) may consider necessary,
       desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 CHINA AGRI-INDUSTRIES HOLDINGS LTD                                                          Agenda Number:  702387944
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1375F104
    Meeting Type:  AGM
    Meeting Date:  25-May-2010
          Ticker:
            ISIN:  HK0606037437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100421/LTN20100421524.pdf

1      Receive the audited consolidated financial statements     Mgmt          For                            For
       of the Company and its  subsidiaries and the
       reports of the Directors and Auditors for the
       YE 31 DEC  2009

2      Approve a final dividend of HKD 5.9 cents per             Mgmt          For                            For
       share for the YE 31 DEC 2009

3      Approve the Scheme Amendment Proposal  as defined         Mgmt          For                            For
       in the Company's circular   dated 22 APR2010
       , and any one or more of the Directors of the
       Company be and are hereby authorized to execute
       and deliver such other documents or
       supplemental agreements or deeds on behalf
       of the Company and to do all such  things and
       take all such actions as he or they may consider
       necessary or      desirable for the purpose
       of giving effect to the Scheme Amendment Proposal

4.a.1  Re-elect Mr. YU Xubo as an Executive Director             Mgmt          For                            For
       and the Managing Director of    the Company

4.a.2  Re-elect Mr. CHI Jingtao as a Non-executive               Mgmt          For                            For
       Director of the Company

4.a.3  Re-elect Mr. LAM Wai Hon, Ambrose as an Independent       Mgmt          For                            For
       Non-executive Director of the Company

4.b    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the above executive    Director's and
       Non-executive Directors' remuneration

5      Re-appoint Auditors and authorize the Board               Mgmt          For                            For
       of Directors of the Company to    fix their
       remunerations

6      Approve to increase the authorized share capital          Mgmt          Against                        Against
       of the Company from HKD      400,000,000 divided
       into 4,000,000,000 shares to HKD 1,000,000,000
       divided    into 10,000,000,000 shares by creation
       of an additional HKD 600,000,000       divided
       into 6,000,000,000 shares ranking pari passu
       in all respects with the existing issued and
       unissued shares

7.a    Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares of    the Company

7.b    Authorize the Directors to repurchase the Company's       Mgmt          For                            For
       own shares

7.c    Approve to add the nominal amount of the shares           Mgmt          Against                        Against
       repurchased under Resolution  7B to the mandate
       granted to the Directors under resolution 7A




--------------------------------------------------------------------------------------------------------------------------
 CHINA AIRLINES                                                                              Agenda Number:  702167811
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1374F105
    Meeting Type:  EGM
    Meeting Date:  19-Jan-2010
          Ticker:
            ISIN:  TW0002610003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER PARTIES. IF
       YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR
       THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION,
       AN ELECTION WOULD BE DEEMED AS A 'NO VOTE'.

1.     The status of issuance of securities via private          Non-Voting    No vote
       placement

2.     Elect the Supervisors                                     Mgmt          For                            For

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

3.     Other issues and extraordinary motions                    Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-VOTABLE RESOLUTION AND CHANGE IN MEETING
       TIME. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA AIRLINES                                                                              Agenda Number:  702498507
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1374F105
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  TW0002610003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the appropriation for offsetting deficit          Mgmt          For                            For
       of year 2009

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve the revision to the rules of shareholders         Mgmt          For                            For
       meeting

B.5    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.6    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.7    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CHINA CITIC BANK CORPORATION LTD, BEIJING                                                   Agenda Number:  702190579
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1434M116
    Meeting Type:  EGM
    Meeting Date:  05-Feb-2010
          Ticker:
            ISIN:  CNE1000001Q4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 643407 DUE TO  RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Appoint Mr. Angel Cano Fernandez as a Non-Executive       Mgmt          For                            For
       Director of the Bank

S.1    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve the issue of subordinated bonds and/or
       hybrid capital bonds by the Bank on the specified
       terms and conditions




--------------------------------------------------------------------------------------------------------------------------
 CHINA CITIC BANK CORPORATION LTD, BEIJING                                                   Agenda Number:  702284097
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1434M116
    Meeting Type:  EGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  CNE1000001Q4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Appointment of Dr. Zhao Xiaofan as an Executive           Mgmt          For                            For
       Director of the Bank

2      Appointment of Mr. Wu Beiying as a Supervisor             Mgmt          For                            For
       of the Bank




--------------------------------------------------------------------------------------------------------------------------
 CHINA CITIC BANK CORPORATION LTD, BEIJING                                                   Agenda Number:  702408077
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1434M116
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  CNE1000001Q4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN20100429813.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Bank for the year 2009

2      Approve the report of the Board of Supervisors            Mgmt          For                            For
       of the Bank for the year 2009

3      Approve the annual report of the Bank for the             Mgmt          For                            For
       year 2009

4      Approve the financial report of the Bank for              Mgmt          For                            For
       the year 2009

5      Approve the Profit Distribution Plan of the               Mgmt          For                            For
       Bank for the year 2009

6      Approve the Financial Budget Plan of the Bank             Mgmt          For                            For
       for the year 2010

7      Approve the resolution on engagement of accounting        Mgmt          For                            For
       firms and their service    fees for the year
       2010




--------------------------------------------------------------------------------------------------------------------------
 CHINA COAL ENERGY CO LTD                                                                    Agenda Number:  702502813
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1434L100
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  CNE100000528
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 697815 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the 2009 report of the Board of Directors         Mgmt          For                            For
       of the Company

2.     Approve the 2009 report of the supervisory Committee      Mgmt          For                            For
       of the Company

3.     Approve the 2009 report of the Auditors and               Mgmt          For                            For
       the Company's Audited financial statements
       for the YE 31 DEC 2009

4.     Approve the profit distribution plan for the              Mgmt          For                            For
       year 2009 as recommended by the Board of Directors
       and authorize the Board of Directors to implement
       such proposal

5.     Approve the Company's 2010 capital expenditure            Mgmt          For                            For
       budget

6.     Approve the 2010 emoluments of Directors and              Mgmt          For                            For
       Supervisors of the Company

7.     Approve the appointment of Price-water-house-Coopers      Mgmt          For                            For
       Zhong Tian CPAs limited Company, as the Company's
       domestic Auditor and Price-water-house-Coopers,
       certified public accountants, as the Company's
       international Auditor for the FY 2010 and authorize
       the Board of Directors to determine their respective
       remunerations

S.8    Amend the Articles of Association and the procedural      Mgmt          For                            For
       rules for shareholders' meeting of the Company

S.9    Approve the general mandate to issue shares               Mgmt          Against                        Against
       of the Company

S.10   Amend the scope of business operations of the             Mgmt          For                            For
       Company in the Articles of Association of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEIJING                                      Agenda Number:  702154953
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14369105
    Meeting Type:  EGM
    Meeting Date:  29-Dec-2009
          Ticker:
            ISIN:  CNE1000002F5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Approve the re-election of Zhou Jichang as an             Mgmt          For                            For
       Executive Director of the Company, with effect
       from 29 DEC 2009 for a term of 3 years

1.2    Approve the re-election of Meng Fengchao as               Mgmt          For                            For
       an Executive Director of the Company, with
       effect from 29 DEC 2009 for a term of 3 years

1.3    Approve the re-election of Fu Junyuan as an               Mgmt          For                            For
       Executive Director of the Company, with effect
       from 29 DEC 2009 for a term of 3 years

1.4    Approve the re-election of Zhang Changfu as               Mgmt          For                            For
       a Non-Executive Director of the Company, with
       effect from 29 DEC 2009 for a term of 3 years

1.5    Approve the re-election of Lu Hongjun as an               Mgmt          For                            For
       Independent Non-Executive Director of the Company,
       with effect from 29 DEC 2009 for a term of
       3 years

1.6    Approve the re-election of Yuan Yaohui as an              Mgmt          For                            For
       Independent Non-Executive Director of the Company,
       with effect from 29 DEC 2009 for a term of
       3 years

1.7    Approve the re-election of Zou Qiao as an Independent     Mgmt          For                            For
       Non-Executive Director of the Company, with
       effect from 29 DEC 2009 for a term of 3 years

1.8    Approve the election of Liu Zhangmin as an Independent    Mgmt          For                            For
       Non-Executive Director of the Company, with
       effect from 29 DEC 2009 for a term of 3 years

1.9    Approve the election of Daniel R. Fung as an              Mgmt          For                            For
       Independent Non-Executive Director of the Company,
       with effect from 29 DEC 2009 for a term of
       3 years




--------------------------------------------------------------------------------------------------------------------------
 CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEIJING                                      Agenda Number:  702441483
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14369105
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE1000002F5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN20100427786.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year   2009

3      Approve the audited consolidated financial statements     Mgmt          For                            For
       of the Company for the  YE 31 DEC 2009

4      Approve the profit distribution plan for the              Mgmt          For                            For
       year 2009 as recommended by the  Board of Directors
       of the Company

5      Re-appoint PricewaterhouseCoopers as the Company's        Mgmt          For                            For
       International Auditors and PricewaterhouseCoopers
       Zhong Tian CPAs Limited Company as the Company's
       domestic Auditors for a term ending at
       the next AGM of the Company and        authorize
       the Board of Directors of the Company to determine
       their respective remuneration

6      Re-elect Mr. LIU Xiangdong as the Supervisor              Mgmt          For                            For
       of the Company, with effect from 18 June 2010
       for a term of 3 years

7      Re-elect Mr. XU Sanhao as the Supervisor of               Mgmt          For                            For
       the Company, with effect from 18  June 2010
       for a term of three years

8      Approve the Share Appreciation Rights Plan;               Mgmt          For                            For
       authorize the Board of Directors  of the Company
       to implement the Share Appreciation Rights
       Plan, approve,      execute, perform, amend
       and terminate all such agreements, deeds, any
       other   document or do things as it may consider
       necessary in connection with the     implementation
       of the Share Appreciation Rights Plan, except
       for those rights that can only be exercised
       with the approval by the Shareholders of the
       Company as specifically provided by the
       laws, regulations or other regulatory documents

S.9    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       (i) to exercise the powers to allot, issue
       and deal with additional H shares and domestic
       shares of the     Company not more than 20%
       of each of the existing issued H shares and
       domestic shares of the Company in issue
       at the date of passing this           resolution
       during the Relevant Period (as defined in the
       Notice of AGM which  was dispatched on or around
       the same time as this form of proxy), either
       separately or concurrently, and to make
       or grant offers, agreements and       options
       in respect thereof; (ii) to increase the registered
       capital and amend the Articles of Association
       of the Company to reflect such increase in
       the    registered capital of the Company under
       above general mandate; and (iii) to   approve,
       execute or do or procure to be done documents
       or things in           connection with the
       issue of these additional shares




--------------------------------------------------------------------------------------------------------------------------
 CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEIJING                                      Agenda Number:  702021053
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1436A102
    Meeting Type:  EGM
    Meeting Date:  31-Jul-2009
          Ticker:
            ISIN:  CNE1000002G3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.1    Re-elect Li Ping as a Director of the Company,            Mgmt          For                            For
       with effect from 31 JUL 2009 for a term of
       3 years until the AGM of the Company for the
       year 2011 to be held in 2012; authorize any
       Director of the Company to sign on behalf of
       the Company the Director's service contract
       with Li Ping, and that the Board of Directors
       of the Company to determine his remuneration

1.2    Re-elect Zhang Zhiyong as a Director of the               Mgmt          For                            For
       Company, with effect from 31 JUL 2009 for a
       term of 3 years until the AGM of the Company
       for the year 2011 to be held in 2012; authorize
       any Director of the Company to sign on behalf
       of the Company the Director's service contract
       with Zhang Zhiyong, and that the Board of Directors
       of the Company to determine his remuneration

1.3    Re-elect Yuan Jianxing as a Director of the               Mgmt          For                            For
       Company, with effect from 31 JUL 2009 for a
       term of 3 years until the AGM of the Company
       for the year 2011 to be held in 2012; authorize
       any Director of the Company to sign on behalf
       of the Company the Director's service contract
       with Yuan Jianxing, and that the Board of Directors
       of the Company to determine his remuneration

1.4    Re-elect Liu Aili as a Director of the Company,           Mgmt          For                            For
       with effect from 31 JUL 2009 for a term of
       3 years until the AGM of the Company for the
       year 2011 to be held in 2012; authorize any
       Director of the Company to sign on behalf of
       the Company the Director's service contract
       with Liu Aili, and that the Board of Directors
       of the Company to determine his remuneration

1.5    Re-elect Zhang Junan as a Director of the Company,        Mgmt          For                            For
       with effect from 31 JUL 2009 for a term of
       3 years until the AGM of the Company for the
       year 2011 to be held in 2012; authorize any
       Director of the Company to sign on behalf of
       the Company the Director's service contract
       with Zhang Junan, and that the Board of Directors
       of the Company to determine his remuneration

1.6    Re-elect Wang Jun as an Independent Director              Mgmt          For                            For
       of the Company, with effect from 31 JUL 2009
       for a term of 3 years until the AGM of the
       Company for the year 2011 to be held in 2012;
       authorize any Director of the Company to sign
       on behalf of the Company the Director's service
       contract with Wang Jun, and that the Board
       of Directors of the Company to determine his
       remuneration

1.7    Re-elect Chan Mo Po, Paul as an Independent               Mgmt          For                            For
       Director of the Company, with effect from 31
       JUL 2009 for a term of 3 years until the AGM
       of the Company for the year 2011 to be held
       in 2012; authorize any Director of the Company
       to sign on behalf of the Company the Director's
       service contract with Chan Mo Po, Paul, and
       that the Board of Directors of the Company
       to determine his remuneration

1.8    Re-elect Zhao Chunjun as an Independent Director          Mgmt          For                            For
       of the Company, with effect from 31 JUL 2009
       for a term of 3 years until the AGM of the
       Company for the year 2011 to be held in 2012;
       authorize any Director of the Company to sign
       on behalf of the Company the Director's service
       contract with Zhao Chunjun, and that the Board
       of Directors of the Company to determine his
       remuneration

1.9    Re-elect Wu Shangzhi as an Independent Director           Mgmt          For                            For
       of the Company, with effect from 31 JUL 2009
       for a term of 3 years until the AGM of the
       Company for the year 2011 to be held in 2012;
       authorize any Director of the Company to sign
       on behalf of the Company the Director's service
       contract with Wu Shangzhi, and that the Board
       of Directors of the Company to determine his
       remuneration

1.10   Re-elect Hao Weimin as an Independent Director            Mgmt          For                            For
       of the Company, with effect from 31 JUL 2009
       for a term of 3 years until the AGM of the
       Company for the year 2011 to be held in 2012;
       authorize any Director of the Company to sign
       on behalf of the Company the Director's service
       contract with Hao Weimin, and that the Board
       of Directors of the Company to determine his
       remuneration

2.1    Re-elect Xia Jianghua as a Supervisor of the              Mgmt          For                            For
       Company, with effect from 31 JUL 2009 for a
       term of 3 years until the AGM of the Company
       for the year 2011 to be held in 2012

2.2    Re-elect Hai Liancheng as a Supervisor of the             Mgmt          For                            For
       Company, with effect from 31 JUL 2009 for a
       term of 3 years until the AGM of the Company
       for the year 2011 to be held in 2012

2.3    Authorize any Director of the Company to sign             Mgmt          For                            For
       on behalf of the Company the Supervisor's service
       contract with each Supervisor, and that the
       Supervisory Committee of the Company to determine
       the Supervisor's remuneration

S.3.1  Amend Article 3.6 of the Company's Articles               Mgmt          For                            For
       of Association, regarding change of shareholding
       in the Company

S.3.2  Amend Article 25 of the Company's Articles of             Mgmt          For                            For
       Association, regarding dispatch and provision
       of corporate communications




--------------------------------------------------------------------------------------------------------------------------
 CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEIJING                                      Agenda Number:  702154941
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1436A102
    Meeting Type:  EGM
    Meeting Date:  29-Dec-2009
          Ticker:
            ISIN:  CNE1000002G3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve and ratify, the Supplies Procurement              Mgmt          For                            For
       Services Framework Agreement [together with
       the proposed annual caps] with China Telecommunications
       Corporation as specified and authorize any
       Director of the Company to do all such further
       acts and things and execute such further documents
       and take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the terms of
       such agreement

2.     Approve and ratify, the 2009 Supplemental Strategic       Mgmt          For                            For
       Agreement, as specified and authorize any Director
       of the Company to do all such further acts
       and things and execute such further documents
       and take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the terms of
       such agreement




--------------------------------------------------------------------------------------------------------------------------
 CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEIJING                                      Agenda Number:  702438979
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1436A102
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  CNE1000002G3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTION
       NUMERS. THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN20100419686.pdf

1      Approve the consolidated financial statements             Mgmt          For                            For
       of the Company, the report of   the Directors,
       the report of the Supervisory Committee and
       the report of the  International Auditors for
       the YE 31 DEC 2009 and authorize the Board
       of      Directors of the Company to prepare
       the budget of the Company for the year    2010

2      Approve the profit distribution proposal and              Mgmt          For                            For
       the declaration and payment of a final dividend
       for the YE 31 DEC 2009

3      Reappointment of KPMG and KPMG Huazhen as the             Mgmt          For                            For
       International Auditors and      Domestic Auditors
       of the Company, respectively for the YE 31
       DEC 2010 and     authorize the Board to fix
       the remuneration of the Auditors

S.4    Approve to grant a general mandate to the Board           Mgmt          Against                        Against
       to issue, allot and deal with the additional
       shares in the Company not exceeding 20% of
       each of the         existing domestic shares
       and H shares  as the case may be  in issue

S.5    Authorize the Board to increase the registered            Mgmt          Against                        Against
       capital of the Company and     amend the Articles
       of Association of the Company to reflect such
       increase in  the registered capital of the
       Company under the general mandate




--------------------------------------------------------------------------------------------------------------------------
 CHINA CONSTRUCTION BANK CORPORATION                                                         Agenda Number:  702453705
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1397N101
    Meeting Type:  CLS
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  CNE1000002H1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100507/LTN20100507935.pdf

S.1.1  Approve the proposed Rights Issue of A shares             Mgmt          Against                        Against
       and H shares: type and nominal value of Rights
       Shares

S.1.2  Approve the proposed Rights Issue of A shares             Mgmt          Against                        Against
       and H shares: proportion and number of shares
       to be issued

S.1.3  Approve the proposed Rights Issue of A shares             Mgmt          Against                        Against
       and H shares: subscription price of the Rights
       Issue

S.1.4  Approve the proposed Rights Issue of A shares             Mgmt          Against                        Against
       and H shares: target subscribers

S.1.5  Approve the proposed Rights Issue of A shares             Mgmt          Against                        Against
       and H shares: use of proceeds

S.1.6  Approve the proposed Rights Issue of A shares             Mgmt          Against                        Against
       and H shares: arrangement for the accumulated
       undistributed profits of the Bank prior to
       the Rights Issue

S.1.7  Approve the proposed Rights Issue of A shares             Mgmt          Against                        Against
       and H shares: effective period of the resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA CONSTRUCTION BANK CORPORATION                                                         Agenda Number:  702497389
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1397N101
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  CNE1000002H1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 2009 report of Board of Directors             Mgmt          For                            For

2.     Approve the 2009 report of Board of Supervisors           Mgmt          For                            For

3.     Approve the 2009 final financial accounts                 Mgmt          For                            For

4.     Approve the 2010 fixed assets investment budget           Mgmt          For                            For

5.     Approve the profit distribution plan for 2009             Mgmt          For                            For

6.     Approve the 2009 final emoluments distribution            Mgmt          For                            For
       plan for Directors and Supervisors

7.     Approve the appointment of Auditors for 2010              Mgmt          For                            For

S.8.1  Approve the proposed Rights Issue of A Shares             Mgmt          Against                        Against
       and H Shares: Type and nominal value of Rights
       Shares

s.8.2  Approve the proposed Rights Issue of A Shares             Mgmt          Against                        Against
       and H Shares: Proportion and number of Shares
       to be issued

s.8.3  Approve the proposed Rights Issue of A Shares             Mgmt          Against                        Against
       and H Shares: Subscription Price of the Rights
       Issue

s.8.4  Approve the proposed Rights Issue of A Shares             Mgmt          Against                        Against
       and H Shares: Target subscribers

s.8.5  Approve the proposed Rights Issue of A Shares             Mgmt          Against                        Against
       and H Shares: Use of Proceeds

s.8.6  Approve the proposed Rights Issue of A Shares             Mgmt          Against                        Against
       and H Shares: Arrangement for the accumulated
       undistributed profits of the Bank prior to
       the Rights Issue

s.8.7  Approve the proposed Rights Issue of A Shares             Mgmt          Against                        Against
       and H Shares: Effective period of the resolution

s.9    Approve the authorizations for the Rights Issue           Mgmt          Against                        Against
       of A shares and H shares

10.    Approve the feasibility report on the proposed            Mgmt          Against                        Against
       use of proceeds raised from the rights issue
       of A shares and H shares

11.    Approve the report on the use of proceeds from            Mgmt          Against                        Against
       the previous A share issue

12.    Approve the mid-term plan of capital management           Mgmt          Against                        Against

13.1   Election of Mr. Guo Shuqing to continue serving           Mgmt          For                            For
       as an Executive Director of the Bank

13.2   Election of Mr. Zhang Jianguo to continue serving         Mgmt          For                            For
       as an Executive Director of the Bank

13.3   Election of Lord Peter Levene to continue serving         Mgmt          For                            For
       as an Independent Non-Executive Director of
       the Bank

13.4   Election of Dame Jenny Shipley to continue serving        Mgmt          For                            For
       as an Independent Non-Executive Director of
       the Bank

13.5   Election of Ms. Elaine La Roche to continue               Mgmt          For                            For
       serving as an Independent Non-Executive Director
       of the Bank

13.6   Election of Mr. Wong Kai-Man to continue serving          Mgmt          For                            For
       as an Independent Non-Executive Director of
       the Bank

13.7   Election of Ms. Sue Yang to serve as Non-Executive        Mgmt          For                            For
       Director of the Bank

13.8   Election of Mr. Yam Chi Kwong, Joseph to serve            Mgmt          For                            For
       as an Independent Non-Executive Director of
       the Bank

13.9   Election of Mr. Zhao Xijun to serve as an Independent     Mgmt          For                            For
       Non-Executive Director of the Bank

14.1   Election of Mr. Xie Duyang to continue serving            Mgmt          For                            For
       as shareholder representative Supervisor of
       the Bank

14.2   Election of Ms. Liu Jin to continue serving               Mgmt          For                            For
       as shareholder representative Supervisor of
       the Bank

14.3   Election of Mr. Guo Feng to continue serving              Mgmt          For                            For
       as External Supervisor of the Bank

14.4   Election of Mr. Dai Deming to continue serving            Mgmt          For                            For
       as External Supervisor of the Bank

14.5   Election of Mr. Song Fengming to serve as shareholder     Mgmt          For                            For
       representative Supervisor of the Bank

15.1   Election of Mr. Zhu xiaohuang as an Executive             Mgmt          For                            For
       Director of the bank

15.2   Election of Ms. Wang Shumin as an Non-Executive           Mgmt          For                            For
       Director of the bank

15.3   Election of Mr. Wang Yong as an Non-Executive             Mgmt          For                            For
       Director of the bank

15.4   Election of Ms. Li Xiaoling as an Non-Executive           Mgmt          For                            For
       Director of the bank

15.5   Election of Mr. Zhu Zhenmin as an Non-Executive           Mgmt          For                            For
       Director of the bank

15.6   Election of Mr. Lu Xiaoma as an Non-Executive             Mgmt          For                            For
       Director of the bank

15.7   Election of Ms. Chen Yuanling as an Non-Executive         Mgmt          For                            For
       Director of the bank

16.    Approve the adjustment of items of delegation             Mgmt          For                            For
       of authorities by the shareholders' general
       meeting

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 680264 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA COSCO HOLDINGS CO. LTD                                                                Agenda Number:  702449934
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1455B106
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE1000002J7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY CLICKING ON THE
       MATERIAL URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN20100429402.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company [the 'Board of Directors'] for
       the YE 31 DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

3      Approve the audited financial statements and              Mgmt          For                            For
       the Auditors' report of the Company for the
       YE 31 DEC 2009

4      Approve the 2009 profit distribution plan                 Mgmt          For                            For

5      Re-appoint PricewaterhouseCoopers as the International    Mgmt          For                            For
       Auditors of the Company and Zhongruiyuehua
       certified Public Accountants co., ltd. as the
       PRC Auditors of the Company to hold office
       until the conclusion of the next AGM and to
       authorize the Board of Directors to fix their
       remuneration

S.6    Approve the issue of medium term notes in an              Mgmt          Against                        Against
       aggregate principal amount not exceeding RMB
       10 billion [the medium- term notes] and  authorize
       the Board of Directors to deal with all matters
       in connection with the issue of the Medium
       Term Notes




--------------------------------------------------------------------------------------------------------------------------
 CHINA DEVELOPMENT FINANCIAL HOLDING COMPANY INC                                             Agenda Number:  702485168
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1460P108
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002883006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 714904 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.Q

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of the 2009 unsecured convertible              Non-Voting    No vote
       bonds

B.1    Receive the 2009 business reports, financial              Mgmt          For                            For
       statements and the consolidated financial statements
       of the Company

B.2    Approve the 2009 profit distribution; cash dividend:      Mgmt          For                            For
       TWD 0.5 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings; stock dividend:10 for 1,000 shares
       held

B.4    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.5    Authorize the Directors to issue new shares               Mgmt          Against                        Against
       of capital injection via private placement
       or issue global depositary receipt via private
       placement at appropriate time

B.6    Authorize the Directors to issue new shares               Mgmt          Against                        Against
       of capital injection or issue global depositary
       receipt at appropriate time

B71.1  Election of Kai Tung Investment Co., Ltd./ Chen,          Mgmt          For                            For
       Mu-Tsai as a Director, ID / shareholder NO:
       1115972

B71.2  Election of Kai Tung Investment Co., Ltd./ Yang,          Mgmt          For                            For
       Paul as a Director, ID / shareholder NO: 1115972

B71.3  Election of GPPC Chemical Corp./ Tung, Chao-Chin          Mgmt          For                            For
       as a Director, ID / shareholder NO: 1116025

B71.4  Election of GPPC Chemical Corp./ Liao, Long-I             Mgmt          For                            For
       as a Director, ID / shareholder NO: 1116025

B71.5  Election of Hsing Wen Investment Co., Ltd./               Mgmt          For                            For
       Hsu, Daw-Yi as a Director, ID / shareholder
       NO: 1189022

B71.6  Election of Hsing Wen Investment Co., Ltd./               Mgmt          For                            For
       Dzeng, Simon as a Director, ID / shareholder
       NO: 1189022

B71.7  Election of Chi-Jie Investment Co., Ltd./ Shiau,          Mgmt          For                            For
       Fung-Shyung as a Director, ID / shareholder
       NO: 1115973

B71.8  Election of Chi-Jie Investment Co., Ltd./ Chen,           Mgmt          For                            For
       David as a Director, ID / shareholder NO: 1115973

B71.9  Election of Chien Ta Investment Co. Ltd./ Chang,          Mgmt          For                            For
       Eddy as a Director, ID / shareholder NO: 1116050

B7110  Election of Chien Ta Investment Co. Ltd./ Lai,            Mgmt          For                            For
       Jane as a Director, ID / shareholder NO: 1116050

B72.1  Election of Teng, John H.S. as an Independent             Mgmt          For                            For
       Director, ID / shareholder NO: A102677993

B72.2  Election of Tsay, Ching-Yen as an Independent             Mgmt          For                            For
       Director, ID / shareholder NO: J102300182

B72.3  Election of Bao, Gilbert as an Independent Director,      Mgmt          For                            For
       ID / shareholder NO: A120634914

B73.1  Election of Shen, Hsiao-Ling as a Supervisor,             Mgmt          For                            For
       ID No.: A202758771

B73.2  Election of Lee, Frank Kangzhi as a Supervisor,           Mgmt          For                            For
       ID No.: R102009248

B.8    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CHINA DONGXIANG (GROUP) CO LTD                                                              Agenda Number:  702086100
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2112Y109
    Meeting Type:  EGM
    Meeting Date:  25-Sep-2009
          Ticker:
            ISIN:  KYG2112Y1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve and ratify the execution of the agreement         Mgmt          For                            For
       [the ''Cooperation Agreement''] entered into
       between [Shanghai Gabanna Sporting Goods Co.,
       Limited] [''Shanghai Gabanna''] and Mr. Chen
       Yiliang, Mr. Chen Yiyong, Mr. Chen Yizhong,
       [Dong Gan Jing Ji Company Limited] and [Dong
       Gan Jiu Liu Sportswear Company Limited] on
       24 AUG 2009, pursuant to which, among others,
       Shanghai Gabanna agreed to subscribe for 30%
       equity interest in the joint venture Company,
       namely [Shanghai Yi Bo Tu Li Company Limited],
       [as specified], the terms thereof, the execution
       and delivery thereof by the Company and the
       performance and implementation of the transactions
       contemplated thereunder; and authorize any
       1 Director of the Company for and on behalf
       of the Company to do all acts and things and
       to approve, execute and deliver all notices,
       documents, instruments or agreements as may
       be necessary, desirable or expedient to carry
       out to give effect to any or all transactions
       contemplated under the Cooperation Agreement
       and the New Framework Agreement and to agree
       such variations, amendments or waivers thereof
       as are, in the opinion of such Director, in
       the interests of the Company, if the use of
       common seal is required under the Cooperation
       Agreement and the New Framework Agreement,
       any two Directors or any one Director and the
       Company secretary of the Company are authorized
       to sign and use the common seal

2.     Approve the New Framework Agreement to be entered         Mgmt          For                            For
       into between the Company, [Dong Gan Jing Ji
       Company Limited] and [Han Bo Jia Ye [Beijing]
       Company Limited], [as specified], the terms
       thereof, the execution and delivery thereof
       by the Company and the performance and implementation
       of the transactions contemplated thereunder;
       and authorize any 1 Director of the Company
       for and on behalf of the Company to do all
       acts and things and to approve, execute and
       deliver all notices, documents, instruments
       or agreements as may be necessary, desirable
       or expedient to carry out to give effect to
       any or all transactions contemplated under
       the Cooperation Agreement and the New Framework
       Agreement and to agree such variations, amendments
       or waivers thereof as are, in the opinion of
       such Director, in the interests of the Company,
       if the use of common seal is required under
       the Cooperation Agreement and the New Framework
       Agreement, any two Directors or any one Director
       and the Company secretary of the Company are
       authorized to sign and use the common seal

3.     Approve the annual caps of the Company under              Mgmt          For                            For
       the New Framework Agreement in the amount of
       RMB 455,000,000, RMB 591,000,000 and RMB 769,000,000
       for the 3 years ending 31 DEC 2010, 2011 and
       2012; and authorize any 1 Director of the Company
       for and on behalf of the Company to do all
       acts and things and to approve, execute and
       deliver all notices, documents, instruments
       or agreements as may be necessary, desirable
       or expedient to carry out to give effect to
       any or all transactions contemplated under
       the Cooperation Agreement and the New Framework
       Agreement and to agree such variations, amendments
       or waivers thereof as are, in the opinion of
       such Director, in the interests of the Company,
       if the use of common seal is required under
       the Cooperation Agreement and the New Framework
       Agreement, any two Directors or any one Director
       and the Company secretary of the Company are
       authorized to sign and use the common seal

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA DONGXIANG (GROUP) CO LTD                                                              Agenda Number:  702333953
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2112Y109
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  KYG2112Y1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the     Directors  "Directors"
       and the Auditors of the Company for the YE
       31 DEC     2009

2.a    Approve to declare a final dividend for the               Mgmt          For                            For
       YE 31 DEC 2009 to the             shareholders
       of the Company which shall be paid out of the
       share premium      account of the Company,
       if necessary, subject to provisions of the
       Companies  Law  2007 revision  of the Cayman
       Islands

2.b    Approve to declare a final special dividend               Mgmt          For                            For
       for the YE 31 DEC 2009 to the     shareholders
       of the Company which shall be paid out of the
       share premium      account of the Company,
       if necessary, subject to provisions of the
       Companies  Law  2007 revision  of the Cayman
       Islands

3.a.i  Re-elect Mr. Qin Dazhong as an Executive Director         Mgmt          For                            For

3.aii  Re-elect Mr. Gao Yu as a Non-Executive Director           Mgmt          For                            For

3.b    Authorize the Board of Directors  "Board"  of             Mgmt          For                            For
       the Company to fix the          Directors'
       Remuneration

4      Re-appointment of Messrs. PricewaterhouseCoopers,         Mgmt          For                            For
       Certified Public            Accountants, as
       the Auditors of the Company until the conclusion
       of the next  AGM and authorize the Board to
       fix their remuneration

5      Authorize the Directors to exercise during the            Mgmt          Against                        Against
       Relevant Period  as defined in paragraph  d
       below  all the powers of the Company to allot,
       issue and deal   with additional shares of
       HKD 0.01 in the share capital of the Company
       "Shares"  and to make or grant offers,
       agreements, options or warrants which  would
       or might require the exercise of such powers;
       after the end of the      Relevant Period;
       the aggregate nominal value of share capital
       allotted or     agreed conditionally or unconditionally
       to be allotted  whether pursuant to   an option
       or otherwise  by the Directors pursuant to
       the mandate in paragraph  a , otherwise than
       pursuant to  i  a Right Issue  as defined in
       paragraph  d  below ; or  ii  any option scheme
       or similar arrangement for the time being
       adopted by the Company for the purpose of granting
       or issuing Shares CONTD..

-      CONTD.. or rights to acquire Shares of the Company        Non-Voting    No vote
       to the Directors, officers and/or employees
       of the Company and/or any of its subsidiaries;
       or  iii  any  scrip dividend or similar arrangement
       pursuant to the articles of association of
       the Company from time to time, shall not exceed
       20% of the aggregate       nominal amount of
       the share capital of the Company in issue as
       at the date of this Resolution and the said
       mandate shall be limited accordingly;  Authority
       expires the conclusion of the next AGM of the
       Company the expiration of the   period within
       which the next AGM of the Company required
       by the Company's     articles of association
       or any applicable law to be held

6      Authorize the Directors  a  a general mandate             Mgmt          For                            For
       to exercise during the Relevant Period  as
       defined in paragraph  b  below  all the powers
       of the Company to   purchase or otherwise acquire
       Shares in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on The  Stock Exchange
       of Hong Kong Limited, provided that the aggregate
       nominal      amount of Shares so purchased
       or otherwise acquired shall not exceed 10%
       of   the aggregate nominal amount of the share
       capital of the Company in issue as  at the
       date of this Resolution;  Authority expires
       the conclusion of the next AGM of the Company
       the expiration of the period within which the
       next AGM of  the Company required by the Company's
       articles of association or any          applicable
       law to be held

7      Approve the condition upon the passing of resolutions     Mgmt          Against                        Against
       No. 5 and No. 6 above,  the aggregate nominal
       amount of the Shares which are purchased or
       otherwise   acquired by the Company pursuant
       to resolution No. 6 shall be added to the
       aggregate nominal amount of the Shares which
       may be issued pursuant to        resolution
       No. 5, provided that such aggregated amount
       shall not exceed 10%   of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of this Resolution

8      Authorize the Board to pay out of the share               Mgmt          For                            For
       premium account of the Company    such interim
       dividends to shareholders as may be declared
       from time to time   during the period from
       the passing of this Resolution until 31 DEC
       2010 up to a maximum amount of HKD 500,000,000,
       subject to provisions of the Companies   Law
       2007 revision  of the Cayman Islands




--------------------------------------------------------------------------------------------------------------------------
 CHINA EVERBRIGHT LTD                                                                        Agenda Number:  702391412
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1421G106
    Meeting Type:  AGM
    Meeting Date:  13-May-2010
          Ticker:
            ISIN:  HK0165000859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and     Independent
       Auditor's report of the Company for the YE
       31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Tang Chi Chun, Richard as a Director         Mgmt          For                            For

3.B    Re-elect Mr. Ng Ming Wah, Charles as a Director           Mgmt          For                            For

3.C    Authorize the Board to fix the remuneration               Mgmt          For                            For
       of Directors

4      Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix the       remuneration
       of the Auditors

5      Approve the general mandate to issue shares               Mgmt          Against                        Against
       of the Company

6      Approve the general mandate to repurchase shares          Mgmt          For                            For

7      Approve the extension of the general mandate              Mgmt          Against                        Against
       to issue shares of the Company

S.8    Approve the amendments to the Articles of Association     Mgmt          For                            For
       of the Company

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100412/LTN20100412446.pdf




--------------------------------------------------------------------------------------------------------------------------
 CHINA FOODS LTD                                                                             Agenda Number:  702387172
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2154F109
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  BMG2154F1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100422/LTN20100422596.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1      Adopt the audited financial statements and the            Mgmt          For                            For
       reports of the Directors and   Auditors of
       the Company for the YE 31 DEC 2009

2      Declare a final dividend of HK 3.45 cents per             Mgmt          For                            For
       share for the YE 31 DEC 2009

3      Re-elect Mr. Qu Zhe as an Executive Director              Mgmt          For                            For

4      Re-elect Mr. Zhang Zhentao as an Executive Director       Mgmt          For                            For

5      Re-elect Ms. Luan Xiuju as an Executive Director          Mgmt          For                            For

6      Re-elect Mr. Ma Jianping as a Non-Executive               Mgmt          For                            For
       Director

7      Re-elect Ms. Wu Wenting as a Non-Executive Director       Mgmt          For                            For

8      Re-elect Mr. Wang Zhiying as an Executive Director        Mgmt          For                            For

9      Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration for the   ensuing year

10     Re-appoint Ernst & Young as the Auditors for              Mgmt          For                            For
       the ensuing year and authorize   the Board
       of Directors to fix their remuneration

11     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares of    the Company

12     Authorize the Directors to repurchase shares              Mgmt          For                            For
       in the capital of the Company

13     Authorize the Directors, subject to the passing           Mgmt          Against                        Against
       of Resolutions 11 and 12, to  issue additional
       shares representing the nominal value of the
       shares          repurchased by the Company

S.14   Amend the Bye-laws of the Company                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHINA FOODS LTD                                                                             Agenda Number:  702444819
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2154F109
    Meeting Type:  SGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  BMG2154F1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Approve and ratify the COFCO Products Mutual              Mgmt          For                            For
       Supply Agreement (as defined in the circular
       of the Company dated 20 MAY 2010 (the Circular),
       a copy of which has been produced to the SGM
       and marked A and initialed by a Director of
       the Company for the purpose of identification)
       entered into between the Company and COFCO
       Corporation dated 05 MAY 2010 (a copy of which
       has been produced to the SGM and marked B and
       initialed by a Director of the Company for
       the purpose of identification) relating to,
       among other things, the supply of products
       by the COFCO Group (as defined in the Circular)
       to the Company and its subsidiaries (the Group)
       and the transactions contemplated thereunder
       and approve the aggregate transaction value
       cap of RMB 350,000,000 in respect of the supply
       of products by the COFCO Group to the Group
       for the YE 31 DEC 2010

2      Approve and ratify the COFCO Coca-Cola Products           Mgmt          For                            For
       Mutual Supply Agreement (as defined in the
       Circular) entered into between COFCO Coca-Cola
       Beverages Limited and Tianjin Coca-Cola Beverages
       Co., Ltd. dated 10 MAY 2010 (a copy of which
       has been produced to the SGM and marked C and
       initialed by a Director of the Company for
       the purpose of identification) relating to,
       among other things, the supply and provision
       of raw materials, packaging materials and related
       services by the COFCO Coca-Cola Group (as defined
       in the Circular) to the Tianjin Bottler (as
       defined in the Circular) and the transactions
       contemplated thereunder and approve the aggregate
       transaction value caps of RMB 400 million and
       RMB 600 million in respect of the supply and
       provision of raw materials, packaging materials
       and related services by the COFCO Coca-Cola
       Group to the Tianjin Bottler for the years
       ending 31 DEC 2010 and 2011

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100519/LTN20100519456.pdf




--------------------------------------------------------------------------------------------------------------------------
 CHINA INTERNATIONAL MARINE CONTAINERS GROUP LTD                                             Agenda Number:  702169497
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1457J107
    Meeting Type:  EGM
    Meeting Date:  16-Dec-2009
          Ticker:
            ISIN:  CNE000000G70
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Audit Firm appointment system                 Mgmt          For                            For

2.     Approve the guarantee for a project                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHINA INTL MARINE CONTAINERS GROUP CO LTD                                                   Agenda Number:  702345352
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1457J107
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  CNE000000G70
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 work report of the Board of              Mgmt          For                            For
       Directors

2      Approve the 2009 work report of Independent               Mgmt          For                            For
       Directors

3      Approve the 2009 work report of the Supervisory           Mgmt          For                            For
       Committee

4      Approve the 2009 annual report                            Mgmt          For                            For

5      Approve the 2010 bank credit guarantee for subsidiaries   Mgmt          For                            For

6      Approve the Company and its controlled subsidiary         Mgmt          For                            For
       to provide 2010 credit      guarantee for its
       dealers and clients

7      Approve the controlled subsidiary to provide              Mgmt          For                            For
       bank credit guarantee for the    Company's
       subsidiaries

8      Approve the 2009 profit distribution plan 1)cash          Mgmt          For                            For
       dividend shares   (Tax       included): CNY
       1.2000 2)Bonus issue from profit share/10 shares)
       : None 3)    Bonus issue from capital reserve
       (share/10 shares):None

9      Appointment of the audit firm                             Mgmt          For                            For

10     Election of independent Directors                         Mgmt          For                            For

11     Election of Independent Directors                         Mgmt          For                            For

12     Election of shareholder representative                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHINA LIFE INS CO LTD                                                                       Agenda Number:  702426518
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1477R204
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2010
          Ticker:
            ISIN:  CNE1000002L3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100416/LTN20100416303.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the Year 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the Year   2009

3      Approve the audited financial statements of               Mgmt          For                            For
       the Company and the Auditor's     Report for
       the YE 31 DEC 2009

4      Approve the Profit Distribution and Cash Dividend         Mgmt          For                            For
       Distribution Plan of the    Company for the
       Year 2009

5      Re-appoint PricewaterhouseCoopers Zhong Tian              Mgmt          For                            For
       Certified Public Accountants     Limited Company
       and PricewaterhouseCoopers, respectively, as
       the PRC Auditor  and International Auditor
       of the Company for the year 2010 and to authorize
       the Board of Directors to determine their
       remuneration

6      Appointment of Mr. Anthony Francis Neoh as an             Mgmt          For                            For
       Independent Nonexecutive        Director of
       the Company

7      Approve the renewal of liability insurance for            Mgmt          For                            For
       the Directors and Senior       Management officers
       of the Company

S.8    Amend the Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHINA LIFE INSURANCE CO LTD                                                                 Agenda Number:  702452311
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1477R105
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002823002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS      ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A     SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER    PARTIES.
       IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO       CONTACT THE CANDIDATE
       AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC
       INFORMATION, AN ELECTION WOULD BE   DEEMED
       AS A 'NO VOTE'.

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    Receive the report on the 2009 business operations        Non-Voting    No vote
       and financial statements

A.2    Receive the 2009 audited reports                          Non-Voting    No vote

A.3    Receive the report on the status of the issuance          Non-Voting    No vote
       of securities via private    placement

A.4    Receive the report on the establishment for               Non-Voting    No vote
       the rules of the Board meetings

B.1    Approve to adjust the 2008 profit distribution            Mgmt          For                            For

B.2    Approve the 2009 financial statements                     Mgmt          For                            For

B.3    Approve the 2009 profit distribution as follows:          Mgmt          For                            For
       proposed cash dividend: TWD  0.8 per share

B.4    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings as follows:         proposed stock
       dividend: 138 shares for 1,000 shares held

B.5    Approve the capital injection by issuing new              Mgmt          Against                        Against
       shares or the issuance of        securities
       via private placement

B.6    Amend the procedures of asset acquisition or              Mgmt          For                            For
       disposal

B.7    Amend the Articles of Incorporation                       Mgmt          For                            For

B.8    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CHINA LONGYUAN PWR GROUP CORP LTD                                                           Agenda Number:  702443348
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1501T101
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  CNE100000HD4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 703867 DUE TO RECEIPT OF CONSERVATIVE RECORD
       DATE. ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100409/LTN20100409039.pdf

1      Approve the work report of the Board of Directors         Mgmt          For                            For
       (the 'Board') of the Company for the YE 31
       DEC 2009

2      Approve the Supervisory Board's report of the             Mgmt          For                            For
       Company for the YE 31 DEC 2009

3      Approve the audited financial statements and              Mgmt          For                            For
       the Auditor's report of the Company for the
       YE 31 DEC 2009

4      Approve the final accounts of the Company for             Mgmt          For                            For
       the YE 31 DEC 2009

5      Approve the budget report of the Company for              Mgmt          For                            For
       the year ending 31 DEC 2010

6      Approve the profit distribution plan of the               Mgmt          For                            For
       Company for the YE 31 DEC 2009

7      Approve the remuneration standards for Directors          Mgmt          For                            For
       and Supervisors of the Company for the year
       2010

8      Approve the re-appointment of RSM China Certified         Mgmt          For                            For
       Public Accountants Co., Ltd. and KPMG as the
       Company's PRC Auditor and Overseas Auditor
       respectively for the year 2010 for a term until
       the conclusion of the next AGM of the Company
       and authorize the Audit Committee under the
       Board to determine their remunerations

S.9    Approve the issue of corporate bonds with an              Mgmt          Against                        Against
       aggregate nominal value of up to RMB 7.0 billion
       in the PRC and authorize the Board to deal
       with all relevant matters relating to the issue
       of corporate bonds

S.10   Approve the issue of short-term debentures with           Mgmt          Against                        Against
       an aggregate nominal value of up to RMB 8.9
       billion in the PRC and authorize the Board
       to deal with all relevant matters relating
       to the issue of short-term debentures

S.11   Approve to grant to the Board a general mandate           Mgmt          Against                        Against
       to issue, allot and deal with additional domestic
       shares and H shares not exceeding 20% of each
       of the aggregate nominal values of the domestic
       shares and H shares of the Company respectively
       in issue, and authorize the Board to make amendments
       to the Articles of Association of the Company
       as it thinks fit so as to reflect the new share
       capital structure upon the allotment or issue
       of additional shares pursuant to the mandate

12     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the proposals (if any) put
       forward at the general meeting by shareholder(s)
       holding 3% or more of the shares of the Company
       carrying the right to vote thereat




--------------------------------------------------------------------------------------------------------------------------
 CHINA LONGYUAN PWR GROUP CORP LTD                                                           Agenda Number:  702507673
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1501T101
    Meeting Type:  EGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  CNE100000HD4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 717247 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100609/LTN20100609136.pdf and http://www.hkexnews.hk/listedco/listconews/sehk/20100518/LTN20100518196.pdf

1.     Approve the revised annual caps for each of               Mgmt          For                            For
       the two year ending 31 DEC 2011 for the continuing
       connected transaction, i.e. provision of products
       and services from the Company and its subsidiaries
       to China Guodian Corporation [Guodian], contemplated
       under the master agreement on the mutual supply
       of materials, products and services dated 24
       JUL 2009 entered into by the Company and Guodian,
       as amended by a supplemental agreement dated
       09 NOV 2009 [Guodian Master Agreement]

2.     Approve the revised annual caps for each of               Mgmt          For                            For
       the two years ending 31DEC 2011 for the continuing
       connected transaction, i.e. provision of products
       and services from Guodian to the Company and
       its subsidiaries, contemplated under the Guodian
       Master Agreement

S.3    Approve the amendments to certain provisions              Mgmt          For                            For
       in the Articles of Association of the Company,
       and authorize the Board of Directors [the "Board"]
       to deal with relevant registration procedures
       and, at the Board's discretion, make appropriate
       adjustments to the wording and content of the
       Articles of Association pursuant to the requirements
       of the regulatory authority, such authority
       can be further delegated by the Board




--------------------------------------------------------------------------------------------------------------------------
 CHINA MEDICAL TECHNOLOGIES, INC.                                                            Agenda Number:  933154370
--------------------------------------------------------------------------------------------------------------------------
        Security:  169483104
    Meeting Type:  Annual
    Meeting Date:  16-Nov-2009
          Ticker:  CMED
            ISIN:  US1694831041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

02     TO APPROVE THE CHINA MEDICAL TECHNOLOGIES, INC.           Mgmt          Against                        Against
       2009 EQUITY INCENTIVE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 CHINA MENGNIU DAIRY CO LTD                                                                  Agenda Number:  702064546
--------------------------------------------------------------------------------------------------------------------------
        Security:  G21096105
    Meeting Type:  EGM
    Meeting Date:  27-Aug-2009
          Ticker:
            ISIN:  KYG210961051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

S.1    Amend the Articles 94 and 115 of the Articles             Mgmt          For                            For
       of Association as specified; and authorize
       any Director of the Company to take such further
       actions as he may in his sole and absolute
       discretion thinks fit for and on behalf of
       the Company to implement the aforesaid amendments
       to the existing Articles by the Company

2.A    Elect Mr. Ning Gaoning as a Non-Executive Director        Mgmt          For                            For
       for a fixed term of 3 years and authorize the
       Board of Directors of the Company to fix his
       remuneration

2.B    Elect Mr. Yu Xubo as a Non-Executive Director             Mgmt          For                            For
       for a fixed term of 3 years and authorize the
       Board of Directors of the Company to fix his
       remuneration

2.C    Elect Mr. Ma Jianping as a Non-Executive Director         Mgmt          For                            For
       for a fixed term of 3 years and authorize the
       Board of Directors of the Company to fix his
       remuneration

2.D    Elect Mr. Fang Fenglei as a Non-Executive Director        Mgmt          For                            For
       for a fixed term of 3 years and authorize the
       Board of Directors of the Company to fix his
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 CHINA MENGNIU DAIRY CO LTD                                                                  Agenda Number:  702408469
--------------------------------------------------------------------------------------------------------------------------
        Security:  G21096105
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  KYG210961051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Independent
       Auditors FYE 31 DEC 2009

2      Approve the proposed final dividend                       Mgmt          For                            For

3 A    Re-elect Mr. Niu Gensheng as Director and authorize       Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

3 B    Re-elect Mr. Wu Jingshui as Director and authorize        Mgmt          For                            For
       the Board of Directors of   the Company to
       fix his remuneration

3 C    Re-elect Mr. Ding Sheng as Director and authorize         Mgmt          For                            For
       the Board of Directors of   the Company to
       fix his remuneration

3 D    Re-elect Mr. Jiao Shuge as a Director and authorize       Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

3 E    Re-elect Mr. Julian Juul Wolhardt as a Director           Mgmt          For                            For
       and authorize the Board of    Directors of
       the Company to fix his remuneration

3 F    Re-elect Mr. Ma Wangjun as a Director and authorize       Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

3 G    Re-elect Mr. Zhang Julin as a Director and authorize      Mgmt          For                            For
       the Board of Directors   of the Company to
       fix his remuneration

4      Re-appoint  Ernst & Young as the Auditors of              Mgmt          For                            For
       the Company and authorize the    Board of Directors
       to fix their remuneration

5      Authorize the Directors to repurchase shares              Mgmt          For                            For
       in the Company not exceeding 10% of the issued
       share capital of the Company

6      Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares not   exceeding
       20% of the issued share capital of the Company

7      Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in    the Company
       to include the nominal amount of shares repurchased
       under         Resolution 5, if passed

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291779.pdf




--------------------------------------------------------------------------------------------------------------------------
 CHINA MERCHANTS BANK CO LTD, SHENZEN                                                        Agenda Number:  702497430
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14896115
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  CNE1000002M1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 698837 DUE TO ADDITION OF RESOLTUION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the work report of the Board of Directors         Mgmt          For                            For
       for the year 2009

2.     Approve the work report of the Board of Supervisors       Mgmt          For                            For
       for the year 2009

3.     Approve the annual report for the year 2009               Mgmt          For                            For
       [including the audited financial report]

4.     Approve the final financial report for the year           Mgmt          For                            For
       2009

5.     Approve the proposed profit appropriations plan           Mgmt          For                            For
       [including the distribution of final dividends]
       for the year 2009

6.     Approve the resolution to appoint the accounting          Mgmt          For                            For
       firms for the year 2010 and their remuneration

7.1    Re-appointment of Mr. Qin Xiao as Non-Executive           Mgmt          For                            For
       Director of the Company, with immediate effect,
       for a term of 3 years

7.2    Re-appointment of Mr. Wei Jiafu as Non-Executive          Mgmt          For                            For
       Director of the Company, with immediate effect,
       for a term of 3 years

7.3    Re-appointment of Mr. Fu Yuning as Non-Executive          Mgmt          For                            For
       Director of the Company, with immediate effect,
       for a term of 3 years

7.4    Re-appointment of Mr. Li Yinquan as Non-Executive         Mgmt          For                            For
       Director of the Company, with immediate effect,
       for a term of 3 years

7.5    Appointment of Mr. Fu Gangfeng as Non-Executive           Mgmt          For                            For
       Director of the Company for a term of 3 years
       from the date on which his qualification is
       approved by the China Banking Regulatory Commission

7.6    Re-appointment of Mr. Hong Xiaoyuan as Non-Executive      Mgmt          For                            For
       Director of the Company, with immediate effect,
       for a term of 3 years

7.7    Re-appointment of Ms. Sun Yueying as Non-Executive        Mgmt          For                            For
       Director of the Company, with immediate effect,
       for a term of 3 years

7.8    Re-appointment of Mr. Wang Daxiong as Non-Executive       Mgmt          For                            For
       Director of the Company, with immediate effect,
       for a term of 3 years

7.9    Re-appointment of Mr. Fu Junyuan as Non-Executive         Mgmt          For                            For
       Director of the Company, with immediate effect,
       for a term of 3 years

7.10   Re-appointment of Mr. Ma Weihua as Executive              Mgmt          For                            For
       Director of the Company, with immediate effect,
       for a term of 3 years

7.11   Re-appointment of Mr. Zhang Guanghua as Executive         Mgmt          For                            For
       Director of the Company, with immediate effect,
       for a term of 3 years

7.12   Re-appointment of Mr. Li Hao as Executive Director        Mgmt          For                            For
       of the Company, with immediate effect, for
       a term of 3 years

7.13   Re-appointment of Mr. Wu Jiesi as Independent             Mgmt          For                            For
       Non-Executive Director of the Company, with
       immediate effect, for a term of 3 years, except
       subject to adjustments pursuant to the requirements
       of the relevant applicable laws and regulations

7.14   Re-appointment of Mr. Yi  Xiqun as Independent            Mgmt          For                            For
       Non-Executive Director of the Company, with
       immediate effect, for a term of 3 years

7.15   Re-appointment of Ms. Yan Lan as Independent              Mgmt          For                            For
       Non-Executive Director of the Company, with
       immediate effect, for a term of 3 years

7.16   Re-appointment of Mr. Chow Kwong Fai, Edward              Mgmt          For                            For
       as Independent Non-Executive Director of the
       Company, with immediate effect, for a term
       of 3 years, except subject to adjustments pursuant
       to the requirements of the relevant applicable
       laws and regulations

7.17   Re-appointment of Mr. Liu Yongzhang as Independent        Mgmt          For                            For
       Non-Executive Director of the Company, with
       immediate effect, for a term of 3 years, except
       subject to adjustments pursuant to the requirements
       of the relevant applicable laws and regulations

7.18   Re-appointment of Ms. Liu Hongxia as Independent          Mgmt          For                            For
       Non-Executive Director of the Company, with
       immediate effect, for a term of 3 years, except
       subject to adjustments pursuant to the requirements
       of the relevant applicable laws and regulations

8.1    Re-appointment of Mr. Zhu Genlin as Shareholder           Mgmt          For                            For
       Representative Supervisor of the Company, with
       immediate effect, for a term of 3 years

8.2    Appointment of Mr. Hu Xupeng as Shareholder               Mgmt          For                            For
       Representative Supervisor of the Company, with
       immediate effect, for a term of 3 years

8.3    Appointment of Mr. Wen Jianguo as Shareholder             Mgmt          For                            For
       Representative Supervisor of the Company, with
       immediate effect, for a term of 3 years

8.4    Re-appointment of Mr. Li Jiangning as Shareholder         Mgmt          For                            For
       Representative Supervisor of the Company, with
       immediate effect, for a term of 3 years

8.5    Re-appointment of Mr. Shi Jiliang as External             Mgmt          For                            For
       Supervisor of the Company, with immediate effect,
       for a term of 3 years, except subject to adjustments
       pursuant to the requirements of the relevant
       applicable laws and regulations

8.6    Re-appointment of Mr. Shao Ruiqing as External            Mgmt          For                            For
       Supervisor of the Company, with immediate effect,
       for a term of 3 years, except subject to adjustments
       pursuant to the requirements of the relevant
       applicable laws and regulations

9.     Approve the Mid-term Capital Management Plan              Mgmt          For                            For
       for China Merchants Bank

10.    Approve the assessment report on the duty performance     Mgmt          For                            For
       of Directors for the year 2009

11.    Approve the assessment report on the duty performance     Mgmt          For                            For
       of Supervisors for the year 2009

12.    Approve the duty performance and cross-evaluation         Mgmt          For                            For
       reports of Independent Non-Executive Directors
       for the year 2009

13.    Approve the duty performance and cross-evaluation         Mgmt          For                            For
       reports of External Supervisors for the year
       2009

14.    Approve the related party transaction report              Mgmt          For                            For
       for the year 2009

15.    Appointment of Mr. Han Mingzhi as External Supervisor     Mgmt          For                            For
       of the Company, with immediate effect, for
       a term of 3 years




--------------------------------------------------------------------------------------------------------------------------
 CHINA MERCHANTS HLDGS INTL CO LTD                                                           Agenda Number:  702377208
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1489Q103
    Meeting Type:  AGM
    Meeting Date:  25-May-2010
          Ticker:
            ISIN:  HK0144000764
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100421/LTN20100421217.pdf

1      Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the     report of
       the Directors and the Independent Auditor's
       report for the YE 31    DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.I    Re-elect Mr. Li Yinquan as a Director                     Mgmt          For                            For

3.II   Re-elect Mr. Su Xingang as a Director                     Mgmt          For                            For

3.III  Re-elect Mr. Hu Jianhua as a Director                     Mgmt          For                            For

3.IV   Re-elect Mr. Wang Hong as a Director                      Mgmt          For                            For

3.V    Re-elect Mr. Liu Yunshu as a Director                     Mgmt          For                            For

3.VI   Re-elect Mr. Tsang Kam Lan as a Director                  Mgmt          For                            For

3.VII  Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4      Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       to fix their remuneration

5.A    Approve to grant a general mandate to the Directors       Mgmt          Against                        Against
       to allot shares as set    out in item 5A of
       the AGM notice

5.B    Approve to grant a general mandate to the Directors       Mgmt          For                            For
       for the repurchase of     shares as set out
       in item 5B of the AGM notice

5.C    Approve to add the nominal amount of the shares           Mgmt          Against                        Against
       repurchased under resolution  no. 5B to the
       mandate granted to the Directors under Resolution
       No 5A




--------------------------------------------------------------------------------------------------------------------------
 CHINA MERCHANTS PROPERTY DEVELOPMENT CO LTD                                                 Agenda Number:  702059987
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1492Y101
    Meeting Type:  EGM
    Meeting Date:  17-Aug-2009
          Ticker:
            ISIN:  CNE000000891
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's qualification for non-public        Mgmt          For                            For
       A-Share offering

2.     Approve the plan of a non-public A-Share offering         Mgmt          For                            For
       to targeted parties

3.     Approve the preliminary plan for the non-public           Mgmt          For                            For
       A-Share offering

4.     Approve the statement on the use of proceeds              Mgmt          For                            For
       from the previous issuance

5.     Approve the Stake Subscription Agreement with             Mgmt          For                            For
       a Company

6.     Approve the related transactions in the non-public        Mgmt          For                            For
       A-Share offering

7.     Approve the feasibility report of the purpose             Mgmt          For                            For
       of the proceeds from the issuance

8.     Authorize the Board for matters dealing with              Mgmt          For                            For
       the offering

9.     Approve the regulations on the appointment of             Mgmt          For                            For
       the Company's Audit Firm




--------------------------------------------------------------------------------------------------------------------------
 CHINA MERCHANTS PROPERTY DEVELOPMENT CO LTD                                                 Agenda Number:  702123643
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1492Y101
    Meeting Type:  EGM
    Meeting Date:  31-Oct-2009
          Ticker:
            ISIN:  CNE000000891
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the guarantee for the Company's subsidiary        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHINA MERCHANTS PROPERTY DEVELOPMENT CO LTD                                                 Agenda Number:  702177545
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1492Y101
    Meeting Type:  EGM
    Meeting Date:  28-Dec-2009
          Ticker:
            ISIN:  CNE000000891
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the loan guarantee for the Company's              Mgmt          For                            For
       Wholly-Owned Subsidiary




--------------------------------------------------------------------------------------------------------------------------
 CHINA MERCHANTS PROPERTY DEVELOPMENT CO LTD                                                 Agenda Number:  702430454
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1492Y101
    Meeting Type:  AGM
    Meeting Date:  07-Jun-2010
          Ticker:
            ISIN:  CNE000000891
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 annual report and its abstract           Mgmt          For                            For

2      Approve the 2009 financial report                         Mgmt          For                            For

3      Approve the 2009 Profit Distribution Plan: 1              Mgmt          For                            For
       cash dividend/10 shares  tax    included :
       CNY 1.0000; 2  bonus issue from profit  share/10
       shares : none; 3  bonus issue from capital
       reserve  share/10 shares : none

4      Approve the special statement on the deposit              Mgmt          For                            For
       and use of previously raised     funds

5      Re-appointment of External Audit Firm                     Mgmt          For                            For

6      Amend the Company's Articles of Association               Mgmt          For                            For

7      Amend the Company's rules of procedures governing         Mgmt          For                            For
       the Board meeting

8      Approve the cancellation of 2009 scheme for               Mgmt          For                            For
       non-public offering to specific   parties




--------------------------------------------------------------------------------------------------------------------------
 CHINA MOBILE LTD                                                                            Agenda Number:  702350327
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14965100
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  HK0941009539
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive and consider the Audited financial statements     Mgmt          For                            For
       and the Reports of the  Directors and Auditors
       of the Company and its subsidiaries for the
       YE 31 DEC  2009

2      Approve to declare a final dividend for the               Mgmt          For                            For
       YE 31 DEC 2009

3.i    Re-election of Li Yue as a Director                       Mgmt          For                            For

3.ii   Re-election of Lu Xiangdong as a Director                 Mgmt          For                            For

3.iii  Re-election of Xin Fanfei as a Director                   Mgmt          For                            For

3.iv   Re-election of Frank Wong Kwong Shing as a Director       Mgmt          For                            For

4      Re-appointment of Messrs. KPMG as the Auditors            Mgmt          For                            For
       and to authorise the Directors to fix their
       remuneration

5      Authorize the Directors during the relevant               Mgmt          For                            For
       period of all the powers of the   Company to
       purchase shares of HKD 0.10 each in the capital
       of the Company     including any form of depositary
       receipt representing the right to receive
       such shares  Shares ; and the aggregate nominal
       amount of shares which may be purchased on
       The Stock Exchange of Hong Kong Limited or
       any other stock       exchange on which securities
       of the Company may be listed and which is
       recognized for this purpose by the Securities
       and Futures Commission of Hong  Kong and The
       Stock Exchange of Hong Kong Limited shall not
       exceed or          represent more than 10%
       of the aggregate nominal amount of the share
       capital  of the Company in issue at the date
       of passing this resolution, and the said  approval
       shall be limited accordingly; CONTD..

-      CONTD..  Authority expires earlier at the conclusion      Non-Voting    No vote
       of the next AGM of the   meeting or the expiration
       of period within which the next AGM of the
       Company  is required by law to be held

6      Authorize the Directors to exercise full powers           Mgmt          Against                        Against
       of the Company to allot,      issue and deal
       with additional shares in the Company  including
       the making    and granting of offers, agreements
       and options which might require shares to
       be allotted, whether during the continuance
       of such mandate or thereafter     provided
       that, otherwise than pursuant to (i) a rights
       issue where shares are offered to shareholders
       on a fixed record date in proportion to their
       then    holdings of shares; (ii) the exercise
       of options granted under any share      option
       scheme adopted by the Company; (iii) any scrip
       dividend or similar     arrangement providing
       for the allotment of shares in lieu of the
       whole or     part of a dividend in accordance
       with the Articles of Association of the
       Company, the aggregate nominal amount of
       the shares allotted shall not exceed the CONTD..

-      CONTD.. aggregate of: (a) 20% of the aggregate            Non-Voting    No vote
       nominal amount of the share    capital of the
       Company in issue at the date of passing this
       resolution, plus  (b)  if the Directors are
       so authorized by a separate ordinary resolution
       of  the shareholders of the Company  the nominal
       amount of the share capital of   the Company
       repurchased by the Company subsequent to the
       passing of this      resolution  up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this      Resolution
       ;  Authority expires earlier at the conclusion
       of the next AGM of  the meeting or the expiration
       of period within which the next AGM of the
       Company is required by law to be held

7      Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company  referred to in the
       resolution as specified in item 6 in the notice
       of this    meeting in respect of the share
       capital of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA MOTOR CO LTD                                                                          Agenda Number:  702459872
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1499J107
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  TW0002204005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

CMMT   AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS      ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A     SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER    PARTIES.
       IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO       CONTACT THE CANDIDATE
       AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC
       INFORMATION, AN ELECTION WOULD BE   DEEMED
       AS A 'NO VOTE'.

A.1    Receive the report on the 2009 business operations        Non-Voting    No vote

A.2    Receive the 2009 audited reports                          Non-Voting    No vote

A.3    Receive the report on the status of endorsement           Non-Voting    No vote
       and guarantee

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution as follows:          Mgmt          For                            For
       proposed cash dividend: TWD  0.3 per share

B.3    Amend the Articles of Incorporation                       Mgmt          For                            For

B.4    Amend the procedures of monetary loans                    Mgmt          For                            For

B.5    Amend the procedures of endorsement and guarantee         Mgmt          For                            For

B.6    Election of the Directors and Supervisors                 Mgmt          For                            For

B.7    Approve to release the prohibition on the Directors       Mgmt          For                            For
       from participation in     competitive business

B.8    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CHINA OILFIELD SVCS LTD                                                                     Agenda Number:  702419082
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15002101
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  CNE1000002P4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL       LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423865.pdf

1      Receive the audited financial statements and              Mgmt          For                            For
       the report of  the Auditor for   the YE 31
       DEC 2009

2      Receive the proposed profit distribution and              Mgmt          For                            For
       annual dividend  for the YE 31   DEC 2009

3      Receive  the report of the Directors of the               Mgmt          For                            For
       Company for the  YE 31 DEC 2009

4      Receive  the report of the Supervisory Committee          Mgmt          For                            For
       of the  Company for the YE   31 DEC  2009

5      Approve  the performance evaluation of 2008               Mgmt          For                            For
       and 2009 of  the Stock            Appreciation
       Rights Scheme of the Company

6      Re-appointment of Ernst & Young Hua Ming and              Mgmt          For                            For
       Ernst & Young as the domestic   and international
       auditors of the Company  for the year 2010
       and to authorize the Board of Directors to
       fix the  remuneration thereof

7      Re-election Mr. Wu Mengei as a Non-Executive              Mgmt          For                            For
       Director of the Company with     immediate
       effect

8      Election of  Mr, Fong Wo, Felix as an independent         Mgmt          For                            For
       Non-Executive Director of   the  Company with
       immediate effect

9      Election of  Mr. Chen Quansheng as an independent         Mgmt          For                            For
       Non-Executive Director of   the Company with
       immediate effect

10     Election of  Ms. An Xuefen as a Supervisor of             Mgmt          For                            For
       the Company with immediate      effect

S.11   Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to this resolution and        subject to all
       applicable laws, rules and regulations and/or
       requirements of  the governmental or regulatory
       body of securities in the People's Republic
       of China  the PRC , The Stock Exchange of Hong
       Kong Limited  the Stock Exchange  or of any
       other governmental or regulatory body, to exercise,
       whether by a    single exercise or otherwise,
       all the powers of the Company to allot, issue
       and deal with the overseas listed foreign
       shares  H Shares  during the        relevant
       period  as specified in this resolution ; the
       aggregate nominal      amount of the H Shares
       which are authorized to be allotted by the
       directors   of the Company pursuant to the
       approve this resolution shall not exceed 20%
       of the aggregate nominal amount of the H
       Shares of the Company CONT

CONT   CONT in issued as at the date of passing this             Non-Voting    No vote
       resolution, and the said        approval shall
       be limited accordingly; and the authority granted
       this         resolution shall be conditional
       upon the approvals of any regulatory
       authorities as required by the laws, rules
       and regulations of the PRC being   obtained
       by the Company;  Authority expires the earlier
       of this resolution    until the conclusion
       of the next AGM of the Company within which
       the next AGM of the Company is required by
       law or the Company's Articles of Association
       to be held ; subject to the approval of all
       relevant governmental authorities in the PRC
       for the issue and allotment of and dealing
       in such H Shares being     granted, authorize
       the Directors of the Company to make such corresponding
       amendments to the Articles of Association
       the Articles  of the Company as    CONT

CONT   CONT it thinks fit so as to change the registered         Non-Voting    No vote
       capital of the Company and  to reflect the
       new capital structure of the Company upon the
       exercise of the  authority to allot, issue
       and deal in H Shares as conferred this resolution;
       and file the amended Articles with the relevant
       governmental authorities of   the PRC of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA OILFIELD SVCS LTD                                                                     Agenda Number:  702444516
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15002101
    Meeting Type:  EGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  CNE1000002P4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100511/LTN20100511557.pdf

1      Approve the resolution on the Company's satisfaction      Mgmt          Against                        Against
       of the requirements in   relation to the A
       Share Issue by the Shareholders' in accordance
       with the     relevant provisions of laws and
       regulations including the Company Law of the
       PRC, the Securities Law of the PRC, the Administrative
       Rules Governing Issue  of Securities by Listed
       Companies, and after self inquiry conducted
       by the    Company, the Company is able to satisfy
       the requirements in relation to the A Share
       Issue

2      Approve the resolution on the feasibility study           Mgmt          Against                        Against
       report for the use of         proceeds from
       the A Share Issue of the Company

3      Approve the resolution on the report on the               Mgmt          Against                        Against
       use of proceeds from previous     fundraising
       activities of the Company

S.4a   Approve the each of the following items under             Mgmt          Against                        Against
       the resolution concerning the A Share Issue
       of the Company Share Type the A Shares to be
       issued under the A   Share Issue are the domestic-listed
       Renminbi denominated ordinary shares of   the
       Company

S.4b   Approve the each of the following items under             Mgmt          Against                        Against
       the resolution concerning the A Share Issue
       of the Company Nominal Value the A Shares to
       be issued under the  A Share Issue has a nominal
       value of RMB 1.00 each

S.4c   Approve the each of the following items under             Mgmt          Against                        Against
       the resolution concerning the A Share Issue
       of the Company offering Size: the A Shares
       to be issued under the A Share Issue will be
       no more than 500,000,000 the exact offering
       size will   be determined by the Board and
       the lead underwriter  the sponsor  through
       negotiations, subject to the level of subscriptions
       if any ex-right or        ex-dividend events,
       such as entitlement distribution, reserve capitalization
       or share placement, occur in the period between
       the date of the Board meeting  as defined below
       approving the A Share Issue and the date of
       A Share Issue, the respective maximum number
       of Shares to be issued under the A Share Issue
       will be subject to corresponding adjustment

S.4d   Approve the each of the following items under             Mgmt          Against                        Against
       the resolution concerning the A Share Issue
       of the Company Target Subscribers Natural persons,
       legal persons  and securities investment funds
       who maintain A share accounts with the
       Shanghai Stock Exchange, and other investors
       as approved by the CSRC  save    for those
       investors who are not permitted to subscribe
       for the A Shares by    law, regulation and/or
       policy of the PRC

S.4e   Approve the each of the following items under             Mgmt          Against                        Against
       the resolution concerning the A Share Issue
       of the Company pre-emptive rights of existing
       A Share             Shareholders A portion
       of the new A Shares  the proportion of which
       is to be  determined by the Board  as authorized
       by the Shareholders at the general     meeting
       and the lead underwriter  will first be offered
       to all existing A    Share Shareholders whose
       names appeared on the share register on the
       record   date on a pro-rata basis any new A
       Shares not subscribed by any existing A
       Share Shareholders may be allotted and issued
       to other potential investors.   In the event
       that any connected person of the Company subscribes
       for any new  A Shares under the A Share Issue,
       the Company shall comply with all relevant
       requirements under the Listing Rules under
       the A Share Issue, all target      subscribers
       are required to settle the subscription in
       cash

S.4f   Approve the each of the following items under             Mgmt          Against                        Against
       the resolution concerning the A Share Issue
       of the Company by the Shareholder Basis for
       determining the Issue Price the issue price
       will be no less than the lower of  i  the average
       trading price of the A Shares for the
       20 trading days prior to the date of    the
       publication of the offering documents, or
       ii  the average trading price  of the A Shares
       on the trading day preceding the date of the
       publication of   the offering documents

S.4g   Approve the each of the following items under             Mgmt          Against                        Against
       the resolution concerning the A Share Issue
       of the Company method of Issue: the A Share
       Issue will be         conducted via a public
       offer of new A Shares through online and offline
       offering  within the meaning of the relevant
       PRC laws and regulations ,       pursuant to
       which the new A Shares will be offering through
       the trading       system of the Shanghai Stock
       Exchange and through placement by the
       underwriter for the offering, respectively,
       to investors as approved by the   CSRC, or
       other method as approved by the CSRC, the A
       Share Issue to be        conducted in due course
       within six months upon approval by the CSRC

S.4h   Approve the each of the following items under             Mgmt          Against                        Against
       the resolution concerning the A Share Issue
       of the Company accumulated profit arrangement:
       upon the           completion of the A Share
       Issue, existing the old and new Shareholders
       will   share the undistributed profits accumulated
       prior to the A Share Issue

S.4i   Approve the each of the following items under             Mgmt          Against                        Against
       the resolution concerning the A Share Issue
       of the Company: Place of Listing the A Shares
       issued under the A  Share Issue will be traded
       on the Shanghai Stock Exchange

S.4j   Approve the each of the following items under             Mgmt          Against                        Against
       the resolution concerning the A Share Issue
       of the Company effectiveness of the Resolution
       approving the A    Share Issue the resolution
       will be effective within 12 months from the
       date   when it is approved at the EGM of the
       Company in addition to approval by this general
       meeting, this resolution is required to be
       submitted as special       resolution to the
       class meetings of Shareholders for consideration
       and        approval and the execution is subject
       to the approval of the CSRC, the plan   approved
       by the CSRC shall be final

S.4k   Approve the each of the following items under             Mgmt          Against                        Against
       the resolution concerning the A Share Issue
       of the Company use of Proceeds: it is intended
       to raise a gross   amount of no more than RMB
       7 billion  approximately HKD 8 billion   inclusive
       of issuing expenses  through the A Share Issue
       It is currently intended that  the proceeds
       raised from the A Share Issue will be used
       for the following     projects:  1  building
       of oilfield service vessel s   approximately
       RMB 2.56  billion  approximately HKD 2.9 billion
       ;  2  building of 200 feet jack-up    rig
       s   approximately RMB 1.93 billion  approximately
       HKD 2.2 billion  ;  3   building of deep-water
       AHTS vessel s   approximately RMB 1.03 billion
       approximately HKD 1.2 billion  ;  4
       building of twelve-streamer seismic      vessel
       s   approximately RMB 960 million  approximately
       HKD 1.1 billion  ;    CONT

CONT   CONTD  and  5  building of deep-water survey              Non-Voting    No vote
       vessel s   approximately RMB 520 million  approximately
       HKD 600 million   the Company may invest in
       the above  projects through utilizing its internal
       resources before the proceeds from    the A
       Share Issue is made available to the Company
       when the proceeds is       available, the Company
       is authorized to apply the proceeds to any
       payment due in relation to the above projects
       which is incurred before the completion of
       the A Share Issue in the event that the proceeds
       raised from the A Share      Issue is not sufficient
       for the purpose of the above projects, the
       Company    will utilize other funding sources
       to cover the shortfall upon CONT

CONT   CONT completion of any of the above projects,             Non-Voting    No vote
       the remaining proceeds raised   from the A
       Share Issue  together with interest accrued
       thereon , if any, will be applied in other
       projects aforesaid, as approved by the Board
       and          recommended by the independent
       Directors, the sponsor and the Supervisory
       Committee of the Company

S.5    Approve the resolution concerning the authorization       Mgmt          Against                        Against
       given to the Board for    handling all relevant
       matters regarding the A Share Issue in order
       to         effectively complete, in an orderly
       manner, the A Share Issue by the Company  in
       accordance with laws and regulations including
       the Company Law of the PRC  and the Securities
       Law of the PRC and the Articles of Association;
       a         authorize  Mr. Liu Jian and Mr.
       Li Yong as the Directors to handle all
       matters relating to the A Share Issue, including
       but not limited to making    specific determination
       on the timing of issue, CONTD

CONT   CONTD offering size, method of issue, pricing             Non-Voting    No vote
       method, issue price, target     subscribers,
       offering size and proportion to target subscribers,
       and offer to existing Shareholders and other
       matters relating to the A Share Issue;  b
       authorize  Mr. Liu Jian and Mr. Li Yong
       as the Directors to sign and execute  all application
       documents and other necessary documents and
       agreements        relating to the A Share Issue
       as required by the relevant Supervisory
       departments, stock exchange and approval
       authorities  c  Within the scope of  authorization
       by the general meeting and based on the actual
       circumstances;   authorize  Mr. Liu Jian and
       Mr. Li Yong as the Directors to adjust the
       arrangements for the specific projects
       which the proceeds of the A Share      Issue
       will be used for, including the amount of funds,
       time and method of     implementation of the
       projects and the priority of the projects CONTD

CONT   CONTD  d authorize  Mr. Liu Jian and Mr. Li               Non-Voting    No vote
       Yong, as the Directors to handle  such relevant
       matters as share registration and listing,
       to submit relevant   documents upon completion
       of the A Share Issue, to amend the Articles
       of      Association  being to amend  i  Article
       16 for the purpose of amending the    total
       issued ordinary shares of the Company and the
       shareholding percentage   of the promoter upon
       completion of the A Share Issue;  ii  Article
       17 for the purpose of amending the total number
       of A Shares issued by the Company upon   completion
       of the A Share Issue, the total number of A
       Shares held by the     CONTD

CONT   CONTD promoter and the A Share Shareholders               Non-Voting    No vote
       other than the promoter , and    the respective
       percentages of the promoter, the A Share Shareholders
       other   than the promoter  and the H Share
       Shareholders in the total issued ordinary
       shares of the Company; and  iii  Article 20
       for the purpose of amending the   total registered
       capital of the Company  upon completion of
       the A Share       Issue, and carry out relevant
       registration procedures regarding the change
       of the registered capital of the Company;
       e  authorize Mr. Liu Jian and Mr. Li  Yong
       as a Directors to handle all other relevant
       matters related to the A     Share Issue;
       f  the authorization as set forth above shall
       be effective for  12 months commencing from
       the date of approval of the resolutions at
       the EGM  of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA OILFIELD SVCS LTD                                                                     Agenda Number:  702450759
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15002101
    Meeting Type:  CLS
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  CNE1000002P4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100511/LTN20100511559.pdf

S.1a   Approve to issue under the A Shares in the domestic-listedMgmt          Against                        Against
       Renminbi denominated ordinary shares of the
       Company

S.1b   Approve to issue under the A Share Issue has              Mgmt          Against                        Against
       a nominal value of RMB 1.00 each

S.1c   Approve to issue under the A Share Issue will             Mgmt          Against                        Against
       be no more than 500,000,000. The exact offering
       size will be determined by the Board and the
       lead underwriter [the sponsor] through negotiations,
       subject to the level of subscriptions If any
       ex-right or ex-dividend events, such as entitlement
       distribution, reserve capitalization or share
       placement, occur in the period between the
       date of the Board meeting [as defined below]
       approving the A Share Issue and the date of
       A Share Issue, the respective maximum number
       of Shares to be issued under the A Share Issue
       will be subject to corresponding adjustment

S.1d   Approve that natural persons, legal persons               Mgmt          Against                        Against
       and securities investment funds who maintain
       A share accounts with the Shanghai Stock Exchange
       and other investors as approved by the CSRC
       [save for those investors who are not permitted
       to subscribe for the A Shares by law, regulation
       and/or policy of the PRC]

S.1e   Approve that a portion of the new A Shares [the           Mgmt          Against                        Against
       proportion of which is to be determined by
       the Board [as authorized by the Shareholders
       at the general meeting] and the lead underwriter]
       will first be offered to all existing A Share
       Shareholders whose names appeared on the share
       register on the record date on a pro-rata basis.
       Any new A Shares not subscribed by any existing
       A Share Shareholders may be allotted and issued
       to other potential investors. In the event
       that any connected person of the Company subscribes
       for any new A Shares under the A Share Issue,
       the Company shall comply with all relevant
       requirements under the Listing Rules Under
       the A Share Issue, all target subscribers are
       required to settle the subscription in cash

S.1f   Approve that the issue price will be no less              Mgmt          Against                        Against
       than the lower of [i] the average trading price
       of the A Shares for the 20 trading days prior
       to the date of publication of the Offering
       Documents, or [ii] the average trading price
       of the A Shares on the trading day preceding
       the date of publication of the Offering Documents

S.1g   Approve that the A Share Issue will be conducted          Mgmt          Against                        Against
       via a public offer of new A Shares through
       online and offline offering [within the meaning
       of the relevant PRC laws and regulations],
       pursuant to which the new A Shares will be
       offering through the trading system of the
       Shanghai Stock Exchange and through placement
       by the underwriter for the offering, respectively,
       to investors as approved by the CSRC, or other
       method as approved by the CSRC; the A Share
       Issue, if approved by the CSRC, shall be conducted
       in due course within six months thereafter

S.1h   Approve that the issue upon the completion of             Mgmt          Against                        Against
       the A Share Issue, both the existing and new
       Shareholders will share the undistributed profits
       accumulated prior to the A Share Issue

S.1i   Approve that the A Shares issued under the A              Mgmt          Against                        Against
       Share Issue will be traded on the Shanghai
       Stock Exchange

S.1j   Approve that the resolution will be effective             Mgmt          Against                        Against
       within 12 months from the date when it is approved
       at the EGM of the Company; in addition to approval
       by this general meeting, this resolution is
       required to be submitted as special resolution
       to the class meetings of Shareholders for consideration
       and approval and the execution is subject to
       the approval of the CSRC; the plan approved
       by the CSRC shall be final

S.1k   Approve to raise a gross amount of no more than           Mgmt          Against                        Against
       RMB 7 billion [approximately HKD 8 billion]
       [inclusive of issuing expenses] through the
       A Share Issue. It is currently intended that
       the proceeds raised from the A Share Issue
       will be used for the following projects: [1]
       building of oilfield service vessel[s] [approximately
       RMB2.56 billion [approximately HKD 2.9 billion]];
       [2] building of 200 feet jack-up rig[s] [approximately
       RMB 1.93 billion [approximately HKD 2.2 billion]];
       [3] building of deep-water AHTS vessel[s] [approximately
       RMB 1.03 billion [approximately HKD 1.2 billion]];
       [4] building of twelve-streamer seismic vessel[s]
       [approximately RMB 960 million [approximately
       HKD 1.1 billion]; and [5] building of deep-water
       survey vessel[s] [approximately RMB520 million
       [approximately HKD 600 million]; the Company
       may invest in the above projects through utilizing
       its internal resources before the proceeds
       from the A Share Issue is made available to
       the Company. When the proceeds is available;
       authorize the Company to apply the proceeds
       to any injected capital in relation to the
       above projects which is incurred before the
       completion of the A Share Issue. 4 In the event
       that the proceeds raised from the A Share Issue
       is not sufficient for the purpose of the above
       projects, the Company will utilize other funding
       sources to cover the shortfall. Upon completion
       of any of the above projects, CONT  the remaining
       proceeds raised from the A Share Issue [together
       with interest accrued thereon], if any, will
       be applied in other projects aforesaid, as
       approved by the Board and recommended by the
       independent Directors, the sponsor and the
       supervisory committee of the Company

S.2    Authorize the Board for handling all relevant             Mgmt          Against                        Against
       matters regarding the A Share Issue be and
       is hereby approved; in order to effectively
       complete, in an orderly manner, the A Share
       Issue by the Company in accordance with laws
       and regulations including the Company Law of
       the PRC and the Securities Law of the PRC and
       the Articles of Association, the following
       be and are hereby approved; [a] authorize the
       Directors Mr. Liu Jian and Mr. Li Yong, both
       to handle all matters relating to the A Share
       Issue, including but not limited to making
       specific determination on the timing of issue,
       offering size, method of issue, pricing method,
       issue price, target subscribers, offering size
       and proportion to target subscribers, and offer
       to existing Shareholders and other matters
       relating to the A Share Issue; [b] authorize
       the Directors Mr. Liu Jian and Mr. Li Yong,
       both to sign and execute all application documents
       and other necessary documents and agreements
       relating to the A Share Issue as required by
       the relevant supervisory departments, stock
       exchange and approval authorities; [c] authorize
       the Directors and based on the actual circumstances,
       Mr. Liu Jian and Mr. Li Yong, both being Directors,
       to adjust the arrangements for the specific
       projects which the proceeds of the A Share
       Issue will be used for, including the amount
       of funds, time and method of implementation
       of the projects and the priority of the projects;
       [d] authorize the Directors Mr. Liu Jian and
       Mr. Li Yong, both to handle such relevant matters
       as share registration and listing, to submit
       relevant documents upon completion of the A
       Share Issue, to amend the Articles of Association
       [being to amend [i] Article 16 for the purpose
       of amending the total issued ordinary shares
       of the Company and the shareholding percentage
       of the promoter upon completion of the A Share
       Issue; [ii] Article 17 for the purpose of amending
       the total number of A Shares issued by the
       Company upon completion of the A Share Issue,
       the total number of A Shares held by the promoter
       and the A Share Shareholders [other than the
       promoter], and the respective percentages of
       the promoter, the A Share Shareholders [other
       than the promoter] and the H Share Shareholders
       in the total issued ordinary shares of the
       Company; and [iii] Article 20 for the purpose
       of amending the total registered capital of
       the Company] upon completion of the A Share
       Issue, and carry out relevant registration
       procedures regarding the change of the registered
       capital of the Company; [e] authorize the Directors
       Mr. Liu Jian and Mr. Li Yong, both to handle
       all other relevant matters related to the A
       Share Issue; [f] authorize to set forth above
       shall be effective for 12 months commencing
       from the date of approval of the resolutions
       at the EGM of the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  702116167
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  EGM
    Meeting Date:  03-Nov-2009
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify the JV Agreement [as specified]        Mgmt          For                            For
       and the transactions contemplated thereunder
       and the implementation thereof; and authorize
       any 1 Director of the Company on behalf of
       the Company to execute any such other documents,
       instruments and agreements and to do any such
       acts or things deemed by him to be incidental
       to m ancillary to or in connection with the
       matters contemplated in the JV Agreement and
       the transactions contemplated there under including
       the affixing of common seal there on

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  702389013
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive and adopt the Audited financial statements        Mgmt          For                            For
       and the reports of the     Directors and the
       Independent Auditor's report for the FYE 31
       DEC 2009

2.a    Re-elect Mr. Kong Qingping as a Director                  Mgmt          For                            For

2.b    Re-elect Mr. Xiao Xiao as a Director                      Mgmt          For                            For

2.c    Re-elect Mr. Dong Daping as a Director                    Mgmt          For                            For

2.d    Re-elect Mr. Nip Yun Wing as a Director                   Mgmt          For                            For

2.e    Re-elect Mr. Lin Xiaofeng as a Director                   Mgmt          For                            For

2.f    Re-elect Mr. Lam Kwong Siu as a Director                  Mgmt          For                            For

2.g    Re-elect Dr. Wong Ying Ho, Kennedy as a Director          Mgmt          For                            For

3      Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4      Approve the declaration of a final dividend               Mgmt          For                            For
       for the YE 31 DEC 2009 of HK 13   cents per
       share

5      Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board   to fix their remuneration

6      Authorize the Directors the general and unconditional     Mgmt          For                            For
       mandate to repurchase   shares in the capital
       of the Company up to 10% of the issued share
       capital of the Company

7      Authorize the Directors the general and unconditional     Mgmt          Against                        Against
       mandate to allot, issue and deal with new shares
       not exceeding 20% of the issued share capital
       of the Company

8      Approve the extension of the authority granted            Mgmt          Against                        Against
       to the Directors by Resolution 7 above by adding
       the number of shares repurchased pursuant to
       the authority  granted to the Directors by
       Resolution 6 above

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN20100419484.pdf




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  702373678
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  EGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN20100419530.pdf

1.     Ratify and approve the New CSCECL Group Engagement        Mgmt          For                            For
       Agreement (as specified) and the transactions
       contemplated thereunder and the implementation
       thereof, and to approve the New Cap (as defined)




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETE & CHEM CORP                                                                      Agenda Number:  702081112
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15010104
    Meeting Type:  EGM
    Meeting Date:  15-Oct-2009
          Ticker:
            ISIN:  CNE1000002Q2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE "IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTION
       "1". THANK YOU.

1.     Approve: a) the Mutual Supply Agreement Amendments,       Mgmt          For                            For
       the Major Continuing Connected Transactions
       and its caps for the 3 years ending on 31 DEC
       2012; b) the Non-Major Continuing Connected
       Transactions; and authorize Mr. Wang Xinhua,
       the Chief Financial Officer of Sinopec Corp.,
       to sign or execute such other documents or
       supplemental agreements or deeds on behalf
       of Sinopec Corp. and to do such things and
       take all such actions pursuant to the relevant
       Board resolutions as necessary or desirable
       for the purpose of giving effect to the above
       resolution with such changes as he (or she)
       may consider necessary, desirable or expedient

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CONSERVATIVE   Non-Voting    No vote
       SUB-LEVEL CUT-OFF. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETROCHEMICAL DEVELOPMENT CORP                                                        Agenda Number:  702454442
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1500N105
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0001314003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of the proposals submitted by shareholders     Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the appropriation for offsetting deficit          Mgmt          For                            For
       of year 2009

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans, endorsement and guarantee

B.5    Approve to revise the procedures of asset acquisition     Mgmt          For                            For
       or disposal

B.6    Approve the establishment for the authority               Mgmt          For                            For
       rules of Supervisors

B.7    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETROLEUM & CHEMICAL CORP SINOPEC                                                     Agenda Number:  702412963
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15010104
    Meeting Type:  AGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  CNE1000002Q2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANKS YOU.

1.     Receive the report of the Board of Directors              Mgmt          For                            For
       of Sinopec Corporation for the Year 2009

2.     Receive the report of the Board of Supervisors            Mgmt          For                            For
       of Sinopec Corporation for the Year 2009

3.     Approve the audited accounts and audited consolidated     Mgmt          For                            For
       accounts of Sinopec Corporation for the YE
       31 DEC 2009

4.     Approve the Plan for allocating any surplus               Mgmt          For                            For
       common reserve funds at an amount of RMB 20
       billion from the after-tax profits

5.     Approve the Profit Distribution Plan for the              Mgmt          For                            For
       YE 31 DEC 2009

6.     Authorize the Board of Directors of Sinopec               Mgmt          For                            For
       Corporation [the ''Board of Directors''] to
       determine the interim Profit Distribution Plan
       of Sinopec Corporation for 2009

7.     Re-appoint KPMG Huazhen and KPMG as the Domestic          Mgmt          For                            For
       and Overseas Auditors of Sinopec Corporation
       for the year 2010, respectively, and authorize
       the Board of Directors to determine their remunerations

8.     Approve the proposal in respect of the acquisition        Mgmt          For                            For
       of certain equity interest and loans held by
       Sinopec International Petroleum Exploration
       and Production Corporation

S.9    Authorize the Board of Directors, pursuant to             Mgmt          Against                        Against
       the relevant regulations, within the maximum
       balance of the issuable bonds, namely after
       issuance, the relevant accumulative debt financing
       instruments balance shall not exceed 40% of
       the latest total audited net assets of Sinopec
       Corporation, to determine issuance of debt
       financing instruments, including but not limited
       to short term financial instruments, mid-term
       financial notes and corporate bonds; to determine
       the terms and conditions and all other matters
       in relation to the issuance of such debt financing
       instrument[s] based on the needs of Sinopec
       Corporation and the market conditions, including
       without limitation to the determination of
       the actual value, interest rate, term, targeted
       group and use of proceeds of the bond[s] subject
       to the aforementioned limits, as well as to
       the production, execution and disclosure of
       all necessary documents thereof [Authority
       expires at the completion of next AGM of Sinopec
       Corporation]

S10.A  Approve type of securities to be issued                   Mgmt          Against                        Against

S10.B  Approve an issuance size                                  Mgmt          Against                        Against

S10.C  Approve nominal value and issue price                     Mgmt          Against                        Against

S10.D  Approve the term                                          Mgmt          Against                        Against

S10.E  Approve the interest rate                                 Mgmt          Against                        Against

S10.F  Approve the method and timing of interest payment         Mgmt          Against                        Against

S10.G  Approve the conversion period                             Mgmt          Against                        Against

S10.H  Approve the determination and adjustment of               Mgmt          Against                        Against
       conversion price

S10.I  Approve the downward adjustment to conversion             Mgmt          Against                        Against
       price

S10.J  Approve the conversion method of fractional               Mgmt          Against                        Against
       share

S10.K  Approve the terms of redemption                           Mgmt          For                            For

S10.L  Approve the terms of sale back                            Mgmt          Against                        Against

S10.M  Approve the dividend rights of the year of conversion     Mgmt          Against                        Against

S10.N  Approve the method of issuance and target subscribers     Mgmt          Against                        Against

S10.O  Approve the subscription arrangement for existing         Mgmt          Against                        Against
       shareholders

S10.P  Approve the CB Holders and bondholder meetings            Mgmt          Against                        Against

S10.Q  Approve the use of proceeds from the issuance             Mgmt          Against                        Against
       of the Convertible Bonds

S10.R  Approve the guarantee                                     Mgmt          Against                        Against

S10.S  Approve the validity period of the resolutions            Mgmt          Against                        Against
       in relation to the issuance of the convertible
       bonds

S10.T  Approve the matters relating to authorization             Mgmt          Against                        Against
       in relation to the issuance of the convertible
       bonds

S10.U  Approve the Feasibility Analysis Report on the            Mgmt          Against                        Against
       use of proceeds from the issuance of the convertible
       bonds

S10.V  Receive the report on the use of proceeds from            Mgmt          Against                        Against
       last issuance of securities

S.11   Authorize the Board of Directors of Sinopec               Mgmt          Against                        Against
       Corporation a general mandate to issue new
       shares: in order to grant discretion to the
       Board of Directors on the flexibility of issuance
       of new shares, to allot issue and deal with
       shares not exceeding 20% of the existing domestic
       listed shares and overseas listed foreign shares
       of Sinopec Corporation however, notwithstanding
       the obtaining of the general mandate, any issue
       of domestic shares needs shareholders' approval
       at shareholders' meeting in accordance with
       the relevant PRC Laws and regulations' it is
       resolved as follow: 1] Subject to paragraphs
       [3] and [4] and pursuant to the Company Law
       [the "Company Law"] of the People's Republic
       of China [the "PRC"] and the listing rules
       of the relevant stock exchanges [as amended
       from time to time], to allot, issue and deal
       with shares during the Relevant Period and
       to determine the terms and conditions for the
       allotment and issue of new shares including
       the following terms: a] class and number of
       new shares to be issued; b] price determination
       method of new shares and/or issue price [including
       price range]; c] the starting and closing dates
       for the issue; d] class and number of the new
       shares to be issued to existing shareholders;
       and e] the making or granting of offers, agreements
       and options which might require the exercise
       of such powers; 2] to make or grant offers,
       agreements and options which would or might
       require the exercise of such powers after the
       end of the relevant period; 3] the aggregate
       nominal amount of new domestic listed shares
       and new overseas listed foreign shares allotted,
       issued and dealt with or agreed conditionally
       or unconditionally to be allotted, issued and
       dealt with [whether pursuant to an option or
       otherwise] by the Board of Directors of Sinopec
       Corporation pursuant to the approval in paragraph
       [1], otherwise than pursuant to issue of shares
       by conversion of the surplus reserve into share
       capital in accordance with the Company Law
       of the PRC and the Articles of Association
       of Sinopec Corporation, shall not exceed 20%
       of each class of the existing domestic listed
       shares and overseas listed foreign shares of
       Sinopec Corporation In exercising the powers
       granted in paragraph [1], the Board of Directors
       of Sinopec Corporation must [i] comply with
       the Company Law of the PRC and the relevant
       regulatory stipulations [as amended from time
       to time] of the places where Sinopec Corporation
       is listed; and [ii] obtain approval from China
       Securities Regulatory Commission and other
       relevant PRC government departments, The Board
       of Directors of Sinopec Corporation, subject
       to the approval of the relevant authorities
       of the PRC and in accordance with the Company
       Law of the PRC, authorized to increase the
       registered capital of Sinopec Corporation to
       the required amount upon the exercise of the
       powers pursuant to paragraph [1] above to authorize
       the Board of Directors to sign the necessary
       documents, complete the necessary formalities
       and take other necessary steps to complete
       the allotment and issue and listing of new
       shares, provided the same do not violate the
       relevant laws, administrative regulations,
       listing rules of the relevant stock exchanges
       and the Articles of Association. Subject to
       the approval of the relevant PRC authorities,
       authorize the Board of Directors of Sinopec
       Corporation to make appropriate and necessary
       amendments to the Articles of Association after
       completion of the allotment and issue of new
       shares according to the method, type and number
       of the allotment and issue of new shares by
       Sinopec Corporation and the actual situation
       of the shareholding structure of Sinopec Corporation
       at the time of completion of the allotment
       and issue of new shares in order to reflect
       the alteration of the share capital structure
       and registered capital of Sinopec Corporation
       pursuant to the exercise of this mandate [Authority
       expires earlier of the conclusion of the next
       AGM of Sinopec Corporation or 12 months]

12.1   Election of Mr. Ma Weihua as an Independent               Mgmt          For                            For
       Non-Executive Directors of the Fourth Session
       of the Board of Directors of Sinopec Corp

12.2   Election of Mr. Wu Xiaogen as an Independent              Mgmt          For                            For
       Non-Executive Directors of the Fourth Session
       of the Board of Directors of Sinopec Corp




--------------------------------------------------------------------------------------------------------------------------
 CHINA RAILWAY CONSTRUCTION CORPORATION LIMITED                                              Agenda Number:  702432319
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1508P110
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE100000981
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 701654 DUE TO ADDITIONAL RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

I.1    Approve the fulfillment of conditions to the              Mgmt          Against                        Against
       non-public issuance and placing of A shares
       by the Company

I.2    Approve the Plan in relation the non-public               Mgmt          Against                        Against
       issuance and placing of A shares [supplemented
       and revised]

I.3    Approve the connected transactions in relation            Mgmt          Against                        Against
       to the non-public issuance and placing of A
       shares

I.4    Approve the report on the use of proceeds from            Mgmt          Against                        Against
       previous issuance

I.5    Approve the feasible study report on the Investment       Mgmt          Against                        Against
       Projects to be financed by the issue proceeds
       from the non-public issuance and placing of
       A shares

I.6    Approve the waiver from the requirement of general        Mgmt          Against                        Against
       offer by China Railway Construction Corporation
       [CRCCG]

I.7    Authorize the Board of Directors to deal with             Mgmt          Against                        Against
       relevant matters in relation to the non-public
       issuance and placing of A shares

I.1SA  Approve the types and nominal value of A shares           Mgmt          Against                        Against
       to be issued, within the state of the PRC and
       be implemented subsequent to the grant of the
       approvals from the relevant governmental authorities
       in the PRC upon application

I.1SB  Approve the method of issuance of the Non-Public          Mgmt          Against                        Against
       Issuance and Placing of A share, within the
       state of the PRC and be implemented subsequent
       to the grant of the approvals from the relevant
       governmental authorities in the PRC upon application

I.1SC  Approve the target subscribers and method of              Mgmt          Against                        Against
       subscription of the Non-Public Issuance and
       Placing of A share, within the state of the
       PRC and be implemented subsequent to the grant
       of the approvals from the relevant governmental
       authorities in the PRC upon application

I.1SD  Approve the size of the issuance of the Non-Public        Mgmt          Against                        Against
       Issuance and Placing of A share, within the
       state of the PRC and be implemented subsequent
       to the grant of the approvals from the relevant
       governmental authorities in the PRC upon application

I.1SE  Approve the issue price and pricing principle             Mgmt          Against                        Against
       of the Non-Public Issuance and Placing of A
       share, within the state of the PRC and be implemented
       subsequent to the grant of the approvals from
       the relevant governmental authorities in the
       PRC upon application

I.1SF  Approve the lock-up period arrangement of the             Mgmt          Against                        Against
       Non-Public Issuance and Placing of A share,
       within the state of the PRC and be implemented
       subsequent to the grant of the approvals from
       the relevant governmental authorities in the
       PRC upon application

I.1SG  Approve the use of proceeds of the Non-Public             Mgmt          Against                        Against
       Issuance and Placing of A share, within the
       state of the PRC and be implemented subsequent
       to the grant of the approvals from the relevant
       governmental authorities in the PRC upon application

I.1SH  Approve the place of listing of the Non-Public            Mgmt          Against                        Against
       Issuance and Placing of A share, within the
       state of the PRC and be implemented subsequent
       to the grant of the approvals from the relevant
       governmental authorities in the PRC upon application

I.1SI  Approve the arrangement in relation to the accumulated    Mgmt          Against                        Against
       undistributed profits of the Company prior
       to the non-public issuance and placing of A
       shares of the Company within the state of the
       PRC and be implemented subsequent to the grant
       of the approvals from the relevant governmental
       authorities in the PRC upon application

I.1SJ  Approve the Valid period of the resolution in             Mgmt          Against                        Against
       relation to the Non-Public issuance and placing
       of A shares of the Company within the state
       of the PRC and be implemented subsequent to
       the grant of the approvals from the relevant
       governmental authorities in the PRC upon application

I.S.2  Approve the Share Subscription Framework Agreement        Mgmt          For                            For
       and the Supplemental Agreement entered into
       by the Company and CRCCG: (a) the terms of
       the Share Subscription Framework Agreement
       entered into by the Company and CRCCG on 02
       MAR 2010 and the Supplementary Agreement entered
       into by the Company and CRCCG on 26 APR 2010,
       and all transactions contemplated under the
       Share Subscription Framework Agreement and
       the Supplementary Agreement; and (b) the Share
       Subscription Framework Agreement and the Supplementary
       Agreement entered into by the Directors of
       the Company and authorize the Directors of
       the Company to do all such acts and things
       and to sign and execute all documents and to
       take such steps as the directors of the Company
       (or any one of them) may in their absolute
       discretion consider necessary, appropriate,
       desirable or expedient to give effect to or
       in connection with the Share Subscription Framework
       Agreement and the Supplementary Agreement or
       any of the transactions contemplated there
       under and all other matters incidental thereto

II.1   Approve the audited financial statements of               Mgmt          For                            For
       the Company for the YE 31 DEC 2009

II.2   Approve the Profits Distribution Plan of the              Mgmt          For                            For
       Company for the YE 31 DEC 2009 and the proposal
       for distribution of the final dividend for
       the year 2009

II.3   Approve the annual report for the YE 31 DEC               Mgmt          For                            For
       2009 of the Company and its summary

II.4   Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

II.5   Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

II.6   Appointment of Accounting Firm as the External            Mgmt          For                            For
       Auditors of the Company for the year 2010 and
       the payment of its auditing expenses

II.7   Approve the remuneration packages of Directors            Mgmt          For                            For
       for the year 2009

II.8   Approve the adjustment to the annual basic salaries       Mgmt          For                            For
       for the Independent Directors of the Company

II.9   Amend the rule governing the decision-making              Mgmt          For                            For
       process in relation to connected transactions
       of the Company

II.S1  Authorize the Board of Directors to issue the             Mgmt          Against                        Against
       overseas listed foreign invested shares ("H
       Share(s)") of the Company: (a) subject to Paragraphs
       (i), (ii) and (iii) below, during the Relevant
       Period (as defined), an unconditional general
       mandate to allot, issue and/or deal with additional
       H Shares, and to make or grant offers, agreements
       or options in respect thereof: (i) such mandate
       shall not extend beyond the Relevant Period
       save that the board of directors may during
       the Relevant Period make or grant offers, agreements
       or options which might require the exercise
       of such powers after the end of the Relevant
       Period; (ii) the aggregate nominal amount of
       the H Shares to be allotted, issued and/or
       dealt with or agreed conditionally or unconditionally
       to be allotted, issued and/or dealt with by
       the board of directors shall not exceed 20%
       of the aggregate nominal amount of its existing
       H Shares at the date of the passing of this
       resolution; and (iii) the Board of Directors
       will only exercise its power under such mandate
       in accordance with the Company Law and the
       Listing Rules of Hong Kong Stock Exchange (as
       amended from time to time) or applicable laws,
       rules and regulations of any other government
       or regulatory bodies and only if all necessary
       approvals from the CSRC and/or other relevant
       PRC government authorities are obtained; [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM is to be held by law]; (c)
       contingent on the Board of Directors resolving
       to issue H Shares pursuant to Paragraph (a)
       of this special resolution, to increase the
       registered capital of the Company to reflect
       the number of H Shares to be issued by the
       Company pursuant to Paragraph (a) of this special
       resolution and to make such appropriate and
       necessary amendments to the Articles of Association
       of the Company as they think fit to reflect
       such increase in the registered capital of
       the Company and to take any other action and
       complete any formality required to effect the
       issuance of H Shares pursuant to Paragraph
       (a) of this special resolution and the increase
       in the registered capital of the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA RAILWAY CONSTRUCTION CORPORATION LIMITED                                              Agenda Number:  702436747
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1508P110
    Meeting Type:  CLS
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE100000981
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 701802 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN20100430957.pdf

S.1.a  Approve the Non-Public Issuance and Placing               Mgmt          Against                        Against
       of A Shares of the Company within the PRC and
       to implement subsequent to the grant of approvals
       from the relevant governmental authorities
       in the PRC upon application: Types and nominal
       value of A Shares to be issued

S.1.b  Approve the Non-Public Issuance and Placing               Mgmt          Against                        Against
       of A Shares of the Company within the PRC and
       to implement subsequent to the grant of approvals
       from the relevant governmental authorities
       in the PRC upon application: Method of issuance

S.1.c  Approve the Non-Public Issuance and Placing               Mgmt          Against                        Against
       of A Shares of the Company within the PRC and
       to implement subsequent to the grant of approvals
       from the relevant governmental authorities
       in the PRC upon application: Target subscribers
       and method of subscription

S.1.d  Approve the Non-Public Issuance and Placing               Mgmt          Against                        Against
       of A Shares of the Company within the PRC and
       to implement subsequent to the grant of approvals
       from the relevant governmental authorities
       in the PRC upon application: The size of the
       issuance

S.1.e  Approve the Non-Public Issuance and Placing               Mgmt          Against                        Against
       of A Shares of the Company within the PRC and
       to implement subsequent to the grant of approvals
       from the relevant governmental authorities
       in the PRC upon application: Issue price and
       pricing principle

S.1.f  Approve the Non-Public Issuance and Placing               Mgmt          Against                        Against
       of A Shares of the Company within the PRC and
       to implement subsequent to the grant of approvals
       from the relevant governmental authorities
       in the PRC upon application: Lock-up period
       arrangement

S.1.g  Approve the Non-Public Issuance and Placing               Mgmt          Against                        Against
       of A Shares of the Company within the PRC and
       to implement subsequent to the grant of approvals
       from the relevant governmental authorities
       in the PRC upon application: Use of proceeds

S.1.h  Approve the Non-Public Issuance and Placing               Mgmt          Against                        Against
       of A Shares of the Company within the PRC and
       to implement subsequent to the grant of approvals
       from the relevant governmental authorities
       in the PRC upon application: Place of listing

S.1.i  Approve the Non-Public Issuance and Placing               Mgmt          Against                        Against
       of A Shares of the Company within the PRC and
       to implement subsequent to the grant of approvals
       from the relevant governmental authorities
       in the PRC upon application: Arrangement relating
       to the accumulated undistributed profits of
       the Company prior to the Non-Public Issuance
       and Placing of A Shares

S.1.j  Approve the Non-Public Issuance and Placing               Mgmt          Against                        Against
       of A Shares of the Company within the PRC and
       to implement subsequent to the grant of approvals
       from the relevant governmental authorities
       in the PRC upon application: Valid period of
       the resolution in relation to the Non-Public
       Issuance and Placing of A Shares




--------------------------------------------------------------------------------------------------------------------------
 CHINA RAILWAY GROUP LTD                                                                     Agenda Number:  702408659
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1509D116
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  CNE1000007Z2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK  http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291493.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company FYE 31 DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company FYE 31 DEC     2009

3      Approve the work report of Independent Directors          Mgmt          For                            For
       of the Company FYE 31 DEC    2009

4      Approve the audited consolidated financial statements     Mgmt          For                            For
       of the Company FYE 31   DEC 2009

5      Re-appoint Deloitte Touche Tohmatsu as the Company's      Mgmt          For                            For
       international Auditors   and Deloitte Touche
       Tohmatsu CPA Ltd. as the Company's domestic
       Auditors for  a term ending at the next AGM
       of the Company and to authorize the Board of
       Directors of the Company to determine their
       remuneration

6      Approve the Profit Distribution Plan of the               Mgmt          For                            For
       Company FYE 31 DEC 2009

7      Approve the adjustments to the remuneration               Mgmt          For                            For
       for the Independent Directors of  the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA RES ENTERPRISE LTD                                                                    Agenda Number:  702154371
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15037107
    Meeting Type:  EGM
    Meeting Date:  27-Nov-2009
          Ticker:
            ISIN:  HK0291001490
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify the conditional asset swap             Mgmt          For                            For
       agreement dated 29 OCT 2009 entered into between
       the Company and China Resources [Holdings]
       Company Limited [CRH] in relation to the acquisitions
       of a hypermarket chain in China and a brewery
       in Shandong Province from, and the disposals
       of the Company's entire interest in its textile
       division and the minority investments in container
       terminal operations in Hong Kong and Yantian,
       Shenzhen to, CRH or its subsidiaries [the Asset
       Swap Agreement], as specified, and all the
       terms and conditions thereof and the transactions
       contemplated under the Asset Swap Agreement,
       and authorize any Executive Director of the
       Company to do such acts and execute such other
       documents with or without amendments and affix
       the common seal of the Company thereto [if
       required] as he may consider necessary, desirable
       or expedient and in the interest of the Company
       to carry out or give effect to or otherwise
       in connection with or in relation to the Asset
       Swap Agreement




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES ENTERPRISE LTD                                                              Agenda Number:  702414183
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15037107
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  HK0291001490
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100420/LTN20100420397.pdf

1      Receive and consider the audited financial statements     Mgmt          For                            For
       and the Directors'      report and the Independent
       Auditor's report for the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.a    Re-election of Mr. Lai Ni Hium as Director                Mgmt          For                            For

3.b    Re-election of Mr. Houang Tai Ninh as Director            Mgmt          For                            For

3.c    Re-election of Dr. Li Ka Cheung, Eric as Director         Mgmt          For                            For

3.d    Re-election of Dr. Cheng Mo Chi as Director               Mgmt          For                            For

3.e    Re-election of Mr. Bernard Charnwut Chan as               Mgmt          For                            For
       Director

3.f    Re-election of Mr. Siu Kwing Chue, Gordon as              Mgmt          For                            For
       Director

3.g    Approve to fix the fees for all Directors                 Mgmt          For                            For

4      Re-appointment of Auditors and authorize the              Mgmt          For                            For
       Directors to fix their           remuneration

5      Approve to give a general mandate to the Directors        Mgmt          For                            For
       to repurchase shares of    the Company

6      Approve to give a general mandate to the Directors        Mgmt          Against                        Against
       to issue new shares of the Company

7      Approve to extend the general mandate to be               Mgmt          Against                        Against
       given to the Directors to issue   shares

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting    No vote
       OF A COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES POWER HOLDINGS CO LTD                                                       Agenda Number:  702391361
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503A100
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  HK0836012952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements and              Mgmt          For                            For
       the report of the Directors and  the Independent
       Auditor's report for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.1    Re-elect Ms. Wang Xiao Bin as the Director                Mgmt          For                            For

3.2    Re-elect Mr. Anthony H. Adams as the Director             Mgmt          For                            For

3.3    Re-elect Mr. Chen Ji Min as the Director                  Mgmt          For                            For

3.4    Re-elect Mr. Ma Chiu-Cheung, Andrew as the Director       Mgmt          For                            For

3.5    Re-elect Mr. Shi Shanbo as the Director                   Mgmt          For                            For

3.6    Re-elect Ms. Elsie Leung Oi-sie as the Director           Mgmt          For                            For

3.7    Re-elect Dr. Raymond K.F. Ch'ien as the Director          Mgmt          For                            For

3.8    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4      Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the         Directors to fix
       their remuneration.

5      Approve to give a general mandate to the Directors        Mgmt          For                            For
       to repurchase shares of    the Company

6      Approve to give a general mandate to the Directors        Mgmt          Against                        Against
       to issue new shares of the Company

7      Approve to extend the general mandate to be               Mgmt          Against                        Against
       given to the Directors to issue   shares

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN20100426607.pdf

       PLEASE NOTE THAT THIS IS A REVISION DUE TO REVISION       Non-Voting    No vote
       DUE TO RECEIPT OF ACTUAL RECORD DATE. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES POWER HOLDINGS CO LTD                                                       Agenda Number:  702427293
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503A100
    Meeting Type:  EGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  HK0836012952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100510/LTN20100510158.pdf

1.     Ratify and approve the entering into of the               Mgmt          For                            For
       Master Coal Supply Agreement dated 09 APR 2010,
       to authorize any one Director of the Company
       to take such actions and execute such documents
       (to be countersigned by the Company secretary
       of the Company or another person pursuant to
       the Articles of Association of the Company
       if the common seal of the Company is required
       to be affixed thereto) and approve the proposed
       aggregate annual caps for the supply of coal
       under the Master Coal Supply Agreement for
       each of the three periods: (1) from 09 APR
       2010 to 31 DEC 2010; (2) from 01 JAN 2011 to
       31 DEC 2011; and (3) from 01 JAN 2012 to 31
       DEC 2012 are RMB 1,200 million, RMB 4,320 million
       and RMB 6,912 million equivalent to approximately
       HKD 1,364 million, HKD 4,909 million and HKD
       7,855 million, respectively




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHENHUA ENERGY COMPANY LTD                                                            Agenda Number:  702412189
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1504C113
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE1000002R0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291685.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

2      Approve the report of the Board of supervisors            Mgmt          For                            For
       of the Company for the YE 31   DEC 2009

3      Approve the audited financial statements of               Mgmt          For                            For
       the Company for the YE 31 DEC     2009

4      Approve the Company's profit distribution plan            Mgmt          For                            For
       for the YE 31 DEC 2009, i.e.   final dividend
       for the YE 31 DEC 2009 in the amount of RMB
       0.53 per share     inclusive of tax  be declared
       and distributed, the aggregate amount of which
       is approximately RMB 10,541,000,000

5      Approve the remuneration of the Directors and             Mgmt          For                            For
       supervisors of the Company for  the YE 31 DEC
       2009, i.e. aggregate remuneration of the executive
       Directors is in the amount of RMB 902,336.78;
       aggregate remuneration of the non-executive
       Directors is in the amount of RMB 1,612,500,
       of which the aggregate           remuneration
       of the independent non-executive Directors
       is in the amount of   RMB 1,612,500, the non-executive
       Directors  other than the independent
       non-executive Directors  are remunerated
       by Shenhua Group Corporation Limited and are
       not remunerated by the Company in cash; remuneration
       of the           supervisors is in the amount
       of RMB 1,262,331.32

6      Re-appointment of KPMG Huazhen and KPMG as the            Mgmt          For                            For
       PRC and international Auditors respectively
       of the Company for 2010, the term of such re-appointment
       of      shall continue until the next AGM,
       and to authorise a committee comprising of
       Mr. Zhang Xiwu, Mr. Zhang Yuzhuo and Mr. Ling
       Wen, all being Directors of the Company, to
       determine their remuneration

7      Approve the revision of annual capital of continuing      Mgmt          For                            For
       connected transactions   carried out pursuant
       to the Transportation Service Framework Agreement
       dated  18 DEC 2009 entered into between the
       Company and Taiyuan Railway Bureau from  RMB
       2,600,000,000 to RMB 7,000,000,000 for the
       YE 31 DEC 2010

8      Approve the revision of annual capital of continuing      Mgmt          For                            For
       connected transactions   carried out pursuant
       to the Mutual Coal Supply Agreement dated 23
       MAR 2007    entered into between the Company
       and Shenhua Group Corporation Limited for
       the supply of coal by the Company and its
       subsidiaries  the Group  to Shenhua Group Corporation
       Limited and its subsidiaries  excluding the
       Group   the     Shenhua Group  from RMB 2,732,720,000
       to RMB 4,500,000,000 for the year       ending
       31 DEC 2010

9      Approve the Mutual Coal Supply Agreement dated            Mgmt          For                            For
       12 MAR 2010 entered into       between the
       Company and Shenhua Group Corporation Limited,
       the transactions   contemplated there under
       and the following proposed annual capitals;
       a       proposed annual capitals of RMB 6,600,000,000,
       RMB 7,000,000,000 and RMB      7,500,000,000
       for the three YE 31 DEC 2011, 31 DEC 2012 and
       31 DEC 2013,      respectively, for the supply
       of coal by the Group to the Shenhua Group;
       and   b  proposed annual capitals of RMB 11,000,000,000,
       RMB 13,000,000,000 and RMB 16,000,000,000 for
       the three YE 31 DEC 2011, 31 DEC 2012 and 31
       DEC 2013,     respectively, for the supply
       of coal by the Shenhua Group to the Group

10     Approve the Mutual Supplies and Services Agreement        Mgmt          For                            For
       dated 12 MAR 2010 entered  into between the
       Company and Shenhua Group Corporation Limited,
       the           transactions contemplated there
       under and the following proposed annual
       capitals:  a  proposed annual capitals of
       RMB 4,600,000,000, RMB              7,300,000,000
       and RMB 8,600,000,000 for the 3 YE 31 DEC 2011,
       31 DEC 2012 and 31 DEC 2013, respectively,
       for production supplies and ancillary services
       by  the Group to the Shenhua Group; and  b
       proposed annual capitals of RMB       5,500,000,000,
       RMB 6,000,000,000 and RMB 6,600,000,000 for
       the 3 YE 31 DEC    2011, 31 DEC 2012 and 31
       DEC 2013, respectively, for production supplies
       and  ancillary services by the Shenhua Group
       to the Group

11     Approve the Coal Supply Framework Agreement               Mgmt          For                            For
       dated 12 MAR 2010 entered into    between the
       Company and China Datang Corporation, the proposed
       annual         capitals thereto of RMB 4,300,000,000,
       RMB 4,600,000,000 and RMB              4,900,000,000
       for the 3 years ending 31 DEC 2011, 31 DEC
       2012 and 31 DEC      2013, respectively, and
       the transactions contemplated there under

12     Approve the Coal Supply Framework Agreement               Mgmt          For                            For
       dated 12 MAR 2010 entered into    between the
       Company and Tianjin Jinneng Investment Company,
       the proposed      annual capitals thereto of
       RMB 4,100,000,000, RMB 4,400,000,000 and RMB
       4,800,000,000 for the 3 YE 31 DEC 2011,
       31 DEC 2012 and 31 DEC 2013,          respectively,
       and the transactions contemplated there under

13     Approve the Coal Supply Framework Agreement               Mgmt          For                            For
       dated 12 MAR 2010 entered into    between the
       Company and Jiangsu Guoxin Asset Management
       Group Company         Limited, the proposed
       annual capitals thereto of RMB 3,500,000,000,
       RMB       3,800,000,000 and RMB 4,100,000,000
       for the three YE 31 DEC 2011, 31 DEC 2012 and
       31 DEC 2013, respectively, and the transactions
       contemplated there under

14     Approve the Transportation Service Framework              Mgmt          For                            For
       Agreement dated 12 MAR 2010      entered into
       between the Company and Taiyuan Railway Bureau,
       the proposed     annual capitals thereto of
       RMB 8,100,000,000, RMB 8,600,000,000 and RMB
       9,300,000,000 for the three years ending
       31 DEC 2011, 31 DEC 2012 and 31 DEC  2013,
       respectively, and the transactions contemplated
       there under

15     Approve the Coal Supply Framework Agreement               Mgmt          For                            For
       dated 12 MAR 2010 entered into    between the
       Company and Shaanxi Province Coal Transportation
       and Sales  Group  Co Ltd, the proposed annual
       capitals thereto of RMB 6,000,000,000, RMB
       6,400,000,000 and RMB 7,100,000,000 for
       the three years ending 31 DEC 2011,   31 DEC
       2012 and 31 DEC 2013, respectively, and the
       transactions contemplated  there under

16.1   Re-appointment of Dr. Zhang Xiwu as an executive          Mgmt          For                            For
       Director of the Company

16.2   Re-appointment of Dr. Zhang Yuzhuo as an executive        Mgmt          For                            For
       Director of the Company

16.3   Re-appointment of Dr. Ling Wen as an executive            Mgmt          For                            For
       Director of the Company

16.4   Re-appointment of Mr. Han Jianguo as a non-executive      Mgmt          For                            For
       Director of the Company

16.5   Appointment of Mr. Liu Benrun as a non-executive          Mgmt          For                            For
       Director of the Company

16.6   Appointment of Mr. Xie Songlin as a non-executive         Mgmt          For                            For
       Director of the Company

16.7   Re-appointment of Mr. Gong Huazhang as an independent     Mgmt          For                            For
       non-executive Director  of the Company

16.8   Appointment of Mr. Guo Peizhang as an independent         Mgmt          For                            For
       non-executive Director of   the Company

16.9   Appointment of Ms. Fan Hsu Lai Tai as an independent      Mgmt          For                            For
       non-executive Director   of the Company

17.1   Appointment of Mr. Sun Wenjian as a shareholders'         Mgmt          For                            For
       representative supervisor   of the Company

17.2   Appointment of Mr. Tang Ning as a shareholders            Mgmt          For                            For
       representative supervisor of   the Company

S.18   Approve a general mandate to the Board of Directors       Mgmt          Against                        Against
       to, by reference to       market conditions
       and in accordance with needs of the Company,
       to allot,      issue and deal with, either
       separately or concurrently, additional domestic
       shares  A shares  and overseas listed foreign
       invested shares  H shares  not  exceeding 20%
       of each of the number of domestic shares  A
       shares  and the     number of overseas-listed
       foreign invested shares  H shares  in issue
       at the  time of passing this resolution at
       AGM; pursuant to PRC laws and regulations,
       the Company will seek further approval from
       its shareholders in general       meeting for
       each issuance of domestic shares  A shares
       even where this       general mandate is approved;
       2  the Board of Directors be authorised to
       including but not limited to the following
       :-  i  formulate and implement     detailed
       CONTD

CONT   CONTD issuance plan, including but not limited            Non-Voting    No vote
       to the class of shares to be   issued, pricing
       mechanism and/or issuance price  including
       price range ,      number of shares to be issued,
       allottees and use of proceeds, time of
       issuance, period of issuance and whether
       to issue shares to existing          shareholders;
       ii  approve and execute, on behalf of the
       Company, agreements  related to share issuance,
       including but not limited to underwriting
       agreement and engagement agreements
       of professional advisers;  iii  approve   and
       execute, on behalf of the Company, documents
       related to share issuance    for submission
       to regulatory authorities, and to carry out
       approval           procedures required by regulatory
       authorities and venues in which the Company
       is listed;  iv  amend, as required by regulatory
       authorities within or        outside China,
       agreements and statutory CONTD

CONT   CONTD documents referred to in  ii  and  iii              Non-Voting    No vote
       above;  v  engage the services  of professional
       advisers for share issuance related matters,
       and to approve   and execute all acts, deeds,
       documents or other matters necessary,
       appropriate or required for share issuance;
       vi  increase the registered      capital of
       the Company after share issuance, and to make
       corresponding        amendments to the articles
       of association of the Company relating to share
       capital and shareholdings etc, and to carry
       out statutory registrations and   filings within
       and outside China;  Authority expires from
       the conclusion of   the AGM of the Company
       for 2010 the expiration of a period of 12 months
       following the passing of this special
       resolution at the AGM for 2009; or  c   the
       date on which the authority conferred by this
       special resolution CONTD

CONT   CONTD is revoked or varied by a special resolution        Non-Voting    No vote
       of shareholders at a       general meeting,
       except where the Board of Directors has resolved
       to issue    domestic shares  A shares  or overseas-listed
       foreign invested shares  H      shares  during
       the Relevant Period and the share issuance
       is to be continued  or implemented after the
       Relevant Period

S.19   Approve the following general mandate to repurchase       Mgmt          For                            For
       domestic shares  A shares  and overseas-listed
       foreign invested shares  H shares ;  1  approve
       a        general mandate to the Board of Directors
       to, by reference to market          conditions
       and in accordance with needs of the Company,
       to repurchase         domestic shares  A shares
       not exceeding 10% of the number of domestic
       shares  A shares  in issue at the time when
       this resolution is passed at AGM and the relevant
       resolutions are passed at class meetings of
       shareholders; pursuant   to PRC laws and regulations,
       and for repurchases of domestic shares  A shares
       , the Company will seek further approval from
       its shareholders in general     meeting for
       each repurchase of domestic shares  A shares
       even where the      general mandate is granted,
       but will not be required to seek shareholders'
       approval CONTD

CONT   CONTD at class meetings of domestic share  A              Non-Voting    No vote
       share  shareholders or           overseas-listed
       foreign invested share  H share  shareholders;
       2  approve a  general mandate to the Board
       of Directors to, by reference to market
       conditions and in accordance with needs
       of the Company, to repurchase         overseas-listed
       foreign invested shares  H shares  not exceeding
       10% of the   number of overseas-listed foreign
       invested shares  H shares  in issue at the
       time when this resolution is passed at AGM
       and the relevant resolutions are   passed at
       class meetings of shareholders;  3  the Board
       of Directors be       authorized to  including
       but not limited to the following :-  i  formulate
       and implement detailed repurchase plan,
       including but not limited to          repurchase
       price, number of shares to repurchase, time
       of repurchase and      period of repurchase
       etc;  ii  notify CONTD

CONT   CONTD creditors in accordance with the PRC Company        Non-Voting    No vote
       Law and articles of        association of the
       Company;  iii  open overseas share accounts
       and to carry   out related change of foreign
       exchange registration procedures;  iv  carry
       out relevant approval procedures required
       by regulatory authorities and       venues
       in which the Company is listed, and to carry
       out filings with the      China Securities
       Regulatory Commission;  v  carry out cancellation
       procedures for repurchased shares, decrease
       registered capital, and to make
       corresponding amendments to the articles
       of association of the Company        relating
       to share capital and shareholdings etc, and
       to carry out statutory   registrations and
       filings within and outside China;  vi  approve
       and execute, on behalf of the Company, documents
       and matters related to share repurchase;  The
       above CONTD

CONT   CONTD general mandate will expire on the earlier          Non-Voting    No vote
       of  Relevant Period :-  a    the conclusion
       of the AGM of the Company for 2010;  b  the
       expiration of a    period of twelve months
       following the passing of this special resolution
       at   the AGM for 2009, the first A shareholders'
       class meeting in 2010 and the     first H shareholders'
       class meeting in 2010; or  c  the date on which
       the     authority conferred by this special
       resolution is revoked or varied by a      special
       resolution of shareholders at a general meeting,
       or a special         resolution of shareholders
       at a class meeting of domestic share  A share
       shareholders or a class meeting of overseas-listed
       foreign invested share  H  share  shareholders,
       except where the Board of Directors CONTD

CONT   CONTD has resolved to repurchase domestic shares          Non-Voting    No vote
       A shares  or                overseas-listed
       foreign invested shares  H shares  during the
       Relevant Period and the share repurchase is
       to be continued or implemented after the relevant
       period




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHENHUA ENERGY COMPANY LTD                                                            Agenda Number:  702413030
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1504C113
    Meeting Type:  CLS
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE1000002R0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY BELOW RESOLUTION.
       THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291691.pdf

S.1    Authorize the Board of Directors, to repurchase           Mgmt          For                            For
       domestic shares [A shares] and overseas-listed
       foreign invested shares [H shares]:- by reference
       to market conditions and in accordance with
       needs of the Company, to repurchase domestic
       shares [A shares] not exceeding 10% of the
       number of domestic shares [A shares] in issue
       at the time when this resolution is passed
       at AGM and the relevant resolutions are passed
       at class meetings of shareholders, pursuant
       to PRC laws and regulations, and for repurchases
       of domestic shares [A shares], the Company
       will seek further approval from its shareholders
       in general meeting for each repurchase of domestic
       shares [A shares] even where the general mandate
       is granted, but will not be required to seek
       shareholders' approval at class meetings of
       domestic share [A share] shareholders or overseas-listed
       foreign invested share [H share] shareholders;
       2] approve a general mandate to the Board of
       Directors to, by reference to market conditions
       and in accordance with needs of the Company,
       to repurchase overseas-listed foreign invested
       shares [H shares] not exceeding 10% of the
       number of overseas-listed foreign invested
       shares [H shares] in issue at the time when
       this resolution is passed at annual general
       meeting and the relevant resolutions are passed
       at class meetings of shareholders; 3] authorize
       the Board of Directors to [including but not
       limited to the following]: i) formulate and
       implement detailed repurchase plan, including
       but not limited to repurchase price, number
       of shares to repurchase, time of repurchase
       and period of repurchase etc; ii) notify creditors
       in accordance with the PRC Company Law and
       articles of association of the Company; iii)
       open overseas share accounts and to carry out
       related change of foreign exchange registration
       procedures; iv) carry out relevant approval
       procedures required by regulatory authorities
       and venues in which the Company is listed,
       and to carry out filings with the China Securities
       Regulatory Commission; v) carry out cancelation
       procedures for repurchased shares, decrease
       registered capital, and to make corresponding
       amendments to the articles of association of
       the Company relating to share capital and shareholdings
       etc, and to carry out statutory registrations
       and filings within and outside China; vi) approve
       and execute, on behalf of the Company, documents
       and matters related to share repurchase; [Authority
       expires at the earlier of the conclusion of
       the AGM of the Company for 2010; or the expiration
       of a period of 12 months following the passing
       of this special resolution at the AGM for 2009,
       the first A shareholders' class meeting in
       2010 and the first H shareholders' class meeting
       in 2010]; the date on which the authority conferred
       by this special resolution is revoked or varied
       by a special resolution of shareholders at
       a general meeting, or a special resolution
       of shareholders at a class meeting of domestic
       share [A share] shareholders or a class meeting
       of overseas-listed foreign invested share [H
       share] shareholders, except where the Board
       of Directors has resolved to repurchase domestic
       shares [A shares] or overseas-listed foreign
       invested shares [H shares] during the Relevant
       Period and the share repurchase is to be continued
       or implemented after the Relevant Period




--------------------------------------------------------------------------------------------------------------------------
 CHINA SOUTHN AIRLS LTD                                                                      Agenda Number:  702115759
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503W102
    Meeting Type:  EGM
    Meeting Date:  27-Nov-2009
          Ticker:
            ISIN:  CNE1000002T6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the equity transfer agreement          Mgmt          For                            For
       [the Transfer Agreement] entered into between
       the Company as vendor and China Southern Air
       Holding Limited [CSAHC] as purchaser on 28
       SEP 2009, pursuant to which, among others,
       the Company has conditionally agreed to sell
       to CSAHC the 50% shareholding in the registered
       capital of MTU Maintenance Zhuhai Co. Ltd.
       [JV Company] [as specified], the terms thereof,
       the execution and delivery thereof by the Company
       and the performance and implementation of the
       transactions contemplated thereunder; and authorize
       any one Director of the Company for and on
       behalf of the Company to do all acts and things
       and to approve, execute and deliver all notices,
       documents, instruments or agreements as may
       be necessary, desirable or expedient to carry
       out or to give effect to any or all transactions
       contemplated under the Transfer Agreement and
       to agree to such variations, amendments or
       waivers thereof as are, in the opinion of such
       Director, in the interests of the Company

2.     Approve and ratify the Agreement entered into             Mgmt          For                            For
       between the Company, CSAHC, the JV Company
       and MTU Aero Engines GmbH on 28 SEP 2009 [as
       specified], the terms thereof, the execution
       and delivery thereof by the Company and the
       performance and implementation of the continuing
       connected transactions contemplated thereunder
       and the respective annual cap amounts; and
       authorize any one Director of the Company for
       and on behalf of the Company to do all acts
       and things and to approve, execute and deliver
       all notices, documents, instruments or agreements
       as may be necessary, desirable or expedient
       to carry out or to give effect to any or all
       transactions contemplated under the Agreement
       and to agree to such variations, amendments
       or waivers thereof as are, in the opinion of
       such Director, in the interests of the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA SOUTHN AIRLS LTD                                                                      Agenda Number:  702295204
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503W102
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  CNE1000002T6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the satisfaction of the conditions of             Mgmt          For                            For
       the non-public issue of A       Shares and
       the non-public issue of H Shares by the Company

S.2.1  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the types of shares to be issued and
       the par value

S.2.2  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the issue mechanism and subscription
       method

S.2.3  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the targeted subscribers and their
       relationship with the   Company

S.2.4  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the price determination date

S.2.5  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the minimum issue price

S.2.6  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the number of shares to be issued and
       the issue scale

S.2.7  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the adjustment to the number of shares
       issue and the       minimum issue price

S.2.8  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the lock-up period

S.2.9  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the place of listing

S2.10  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the use of proceeds

S2.11  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the relationship between the non-public
       issue of A Shares  and non-public issue of
       H Shares

S2.12  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the arrangement for the distribution
       of profits            accumulated before the
       non-public issue of shares

S2.13  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the Proposal for Non-Public Issue of
       A Shares by China     Southern Airlines Company
       Limited

S2.14  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public   issue of H
       Shares: the validity period of this resolution

S.3    Approve the Subscription Agreement relating               Mgmt          For                            For
       to the Subscription of Non-Public Issue of
       A Shares of China Southern Airlines Company
       Limited and              "Subscription Agreement
       Relating to the Subscription of Non-Public
       Issue of H Shares of China Southern Airlines
       Company Limited", copies of which are
       tabled at the EGM and marked "A" and as specified

S.4    Authorize any Director to make appropriate and            Mgmt          For                            For
       necessary amendments to the    relevant provisions
       of the Articles of Association in order to
       reflect the    changes in the registered capital
       and shareholding structure of the Company
       as a result of the Subscription and execute
       all such documents and/or do all  such matters
       and take all such actions which the Directors
       may deem necessary or expedient and in the
       interest of the Company in respect of the amendments
       to the Articles of Association pursuant to
       the results of the Subscription    and the
       requirements  if any  of the relevant PRC authorities
       including but  not limited to all applications,
       filings and registrations with the relevant
       authorities

5      Approve the "Explanation on the use of funds              Mgmt          For                            For
       raised in previous fund raising  exercise",
       as specified

6      Approve the "Feasibility study report on the              Mgmt          For                            For
       funds raised from the non-public issue of A
       Shares of China Southern Airlines Company Limited",
       as specified

7      Approve the waiver from making a mandatory general        Mgmt          For                            For
       offer to the Independent   Shareholders by
       CSAHC and Nan Lung

8      Authorize the Board with full power to deal               Mgmt          For                            For
       with all matters relating to the  non-public
       issue of A Shares and the non-public issue
       of H Shares




--------------------------------------------------------------------------------------------------------------------------
 CHINA SOUTHN AIRLS LTD                                                                      Agenda Number:  702314167
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503W102
    Meeting Type:  CLS
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  CNE1000002T6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the satisfaction of the conditions of             Mgmt          For                            For
       the non-public issue of A Shares and the non-public
       issue of H Shares by the Company

S2.1   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the types of shares to be issued and the par
       value

S2.2   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the issue mechanism and subscription method

S2.3   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the targeted subscribers and their relationship
       with the Company

S2.4   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the price determination date

S2.5   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the minimum issue price

S2.6   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the number of shares to be issued and the issue
       scale

S2.7   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the adjustment to the number of shares issue
       and the minimum issue price

S2.8   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the lock-up period

S2.9   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the place of listing

2.10   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the use of proceeds

2.11   Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the relationship between the non-public issue
       of A Shares and non-public issue of H Shares

S2.12  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the arrangement for the distribution of profits
       accumulated before the non-public issue of
       shares

S2.13  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the Proposal for Non-Public Issue of A Shares
       by China Southern Airlines Company Limited

S2.14  Approve the proposal of the non-public issue              Mgmt          For                            For
       of A Shares and the non-public issue of H Shares:
       the validity period of this resolution

S.3    Approve the Subscription Agreement relating               Mgmt          For                            For
       to the Subscription of Non-Public Issue of
       A Shares of China Southern Airlines Company
       Limited and "Subscription Agreement Relating
       to the Subscription of Non-Public Issue of
       H Shares of China Southern Airlines Company
       Limited", copies of which are tabled at the
       EGM and marked "A" and initialed by the Chairman
       for identification purpose




--------------------------------------------------------------------------------------------------------------------------
 CHINA SOUTHN AIRLS LTD                                                                      Agenda Number:  702512078
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503W102
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2010
          Ticker:
            ISIN:  CNE1000002T6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 705325 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the report of the Directors of the Company        Mgmt          For                            For
       for the year 2009

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year 2009

3.     Approve the Audited consolidated financial statements     Mgmt          For                            For
       of the Company for the year 2009

4.     Approve the profit distribution proposal for              Mgmt          For                            For
       the year 2009

5.     Appointment of KPMG Huazhen as the PRC Auditors           Mgmt          For                            For
       of the Company for the year 2010 and KPMG as
       the international Auditors of the Company of
       the year 2010 and authorize the Board to determine
       their remuneration

6.     Approve the 2010 annual cap of the continuing             Mgmt          For                            For
       connected transactions entered into between
       the Company and CSAHC and its controlled entities

7.     Approve the extension of Airline Service agreement        Mgmt          For                            For
       entered into between the Company and TravelSky
       Technology Limited for 1 year

8.     Approve the proposal in relation to the extension         Mgmt          For                            For
       of the term of the fifth session of the Board
       until the sixth session of the Board is elected
       in the general meeting of the Company

9.     Approve the proposal in relation to the extension         Mgmt          For                            For
       of the term of the fifth session of the Supervisory
       Committee until the sixth session of the Supervisory
       Committee is elected in the general meeting
       of the Company

CMMT   PLEASE NOTE THAT THE COMPANY NOTICES ARE AVAILABLE        Non-Voting    No vote
       BY CLICKING ON THE URL LINK:   http://www.hkexnews.hk/listedco/listconews/sehk/20100513/ltn20100513408.pdf
       - ORIGINAL AGENDA AND http://www.hkexnews.hk/listedco/listconews/sehk/20100610/LTN20100610138.pdf
       - SUPPLEMENTARY AGENDA [2 ADDITIONAL PROPOSALS].
       THNAK YOU.

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITIONON     Non-Voting    No vote
       OF URL COMMENT. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA STEEL CORP                                                                            Agenda Number:  702466928
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15041109
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  TW0002002003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business report                                  Non-Voting    No vote

A.2    The 2009 Audited reports                                  Non-Voting    No vote

B.1    Ratify the 2009 business reports and financial            Mgmt          For                            For
       statements

B.2    Ratify the 2009 profit distribution, proposed             Mgmt          For                            For
       cash dividend: TWD 1.01 per     share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, proposed stock     dividend: 33 SHS/1,000
       shares held

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5.1  Election of Ministry of Economic Affairs R.O.C./          Mgmt          For                            For
       Chang, Chia Juch,            ID/shareholder
       No. Y00001 as a Director

B.5.2  Election of Ministry of Economic Affairs R.O.C.           Mgmt          For                            For
       / Chen, Chao Yih,             ID/shareholder
       No. Y00001 as a Director

B.5.3  Election of Ministry of Economic Affairs R.O.C./          Mgmt          For                            For
       Fang, Liang Tung,            ID/shareholder
       No. Y00001 as a Director

B.5.4  Election of Chiun Yu Investment Corporation/              Mgmt          For                            For
       Tsou, Jo Chi, ID/shareholder No. V01357 as
       a Director

B.5.5  Election of Ever Wealthy International Corporation/       Mgmt          For                            For
       Chung, Lo Min,            ID/shareholder No.
       V02376 as a Director

B.5.6  Election of Hung Kao Investment Corporation               Mgmt          For                            For
       / Weng, Cheng I, ID/shareholder   No. V05147
       as a Director

B.5.7  Election of China Steel Labor Union/ Wu, Shun             Mgmt          For                            For
       Tsai, ID/shareholder No. X00012 as a Director

B.5.8  Election of Gau Ruei Investment Corporation/              Mgmt          For                            For
       Ou, Chao Hua, ID/shareholder No. V01360 as
       a Director

B.5.9  Election of Li, Shen Yi, ID/shareholder No.               Mgmt          For                            For
       R100955005 as an Independent      Director

B5.10  Election of Chang, Tsu En, ID/shareholder No.             Mgmt          For                            For
       N103009187 as an Independent    Director

B5.11  Election of Liang Ting Peng  S101063589  as               Mgmt          For                            For
       an Independent Director

B5.12  Election of Teng, Ssu Tang, ID/shareholder No.            Mgmt          For                            For
       M100725978 as a Supervisor

B5.13  Election of Cheng, I Lin, ID/shareholder No.              Mgmt          For                            For
       E100285651 as a Supervisor

B5.14  Election of Bureau of Labor Insurance / Wang,             Mgmt          For                            For
       Ju-Hsuan, ID/shareholder No.    V01384 as a
       Supervisor

B.6    Approve to release the Directors from  non-competition    Mgmt          For                            For
       duties

B.7    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA TELECOM CORP LTD                                                                      Agenda Number:  702155830
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1505D102
    Meeting Type:  EGM
    Meeting Date:  29-Dec-2009
          Ticker:
            ISIN:  CNE1000002V2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE "IN FAVOR" OR "AGAINST" ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1.     Approve the continuing connected transactions             Mgmt          For                            For
       contemplated under the Engineering Framework
       Agreement [as amended by its supplemental agreements],
       together with the proposed annual cap; and
       authorize any Director of the Company to do
       all such further acts and things and execute
       such further documents and take all such steps
       which in their opinion as may be necessary,
       desirable or expedient to implement and/or
       give effect to the terms of such continuing
       connected transactions

2.     Approve the continuing connected transactions             Mgmt          For                            For
       contemplated under the Ancillary Telecommunications
       Services Framework Agreement [as amended by
       its supplemental agreements], together with
       the proposed annual cap; and authorize any
       Director of the Company to do all such further
       acts and things and execute such further documents
       and take all such steps which in their opinion
       as may be necessary, desirable or expedient
       to implement and/or give effect to the terms
       of such continuing connected transactions

3.     Approve the continuing connected transactions             Mgmt          For                            For
       contemplated under the Strategic Agreement
       and its Supplemental Agreement [as amended
       by the 2009 Supplemental Agreement]; and authorize
       any Director of the Company to do all such
       further acts and things and execute such further
       documents and take all such steps which in
       their opinion as may be necessary, desirable
       or expedient to implement and/or give effect
       to the terms of such continuing connected transactions

4.     Elect Mr. Miao Jianhua as a Supervisor of the             Mgmt          For                            For
       Company, effective from the date of this resolution
       until the AGM of the Company for the year 2010
       to be held in 2011; authorize any Director
       of the Company to sign, on behalf of the Company,
       the Supervisor's service contract with Mr.
       Miao Jianhua; and authorize the Supervisory
       Committee of the Company to determine Mr. Miao
       Jianhua's remuneration

S.5    Amend Article 13 of the Articles of Association           Mgmt          For                            For
       of the Company; and authorize any Director
       of the Company to take all actions which in
       his/her opinion is necessary or desirable to
       complete the procedures for the approval and/or
       registration or filing of the aforementioned
       amendments to the Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 CHINA TELECOM CORP LTD                                                                      Agenda Number:  702416733
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1505D102
    Meeting Type:  AGM
    Meeting Date:  25-May-2010
          Ticker:
            ISIN:  CNE1000002V2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTION
       NUMERS. THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL       LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100408/LTN20100408727.pdf

1      Approve the consolidated financial statements             Mgmt          For                            For
       of the Company, the report of   the Board of
       Directors, the report of the Supervisory Committee
       and the       report of the international Auditor
       for the YE 31 DEC 2009 be considered and  approved,
       and the Board of Directors  the Board  be authorized
       to prepare the budget of the Company for year
       2010

2      Approve the profit distribution proposal and              Mgmt          For                            For
       the declaration and payment of a final dividend
       for the year ended 31 December 2009

3      Reappointment of KPMG and KPMG Huazhen as the             Mgmt          For                            For
       international Auditor and       domestic Auditor
       of the Company respectively for the year ending
       31 DEC 2010  be considered and approved, and
       the Board be authorized to fix the
       remuneration of the Auditors

S.4.1  Approve the issue of debentures by the Company            Mgmt          Against                        Against

S.4.2  Authorize the Board to issue debentures and               Mgmt          Against                        Against
       determine the specific terms,     conditions
       and other matters of the debentures

S.5.1  Approve the issue of company bonds in the People's        Mgmt          Against                        Against
       Republic of China

S.5.2  Authorize the Board to issue company bonds and            Mgmt          Against                        Against
       determine the specific terms,  conditions and
       other matters of the company bonds in the People's
       Republic of China

S.6    Grant a general mandate to the Board to issue,            Mgmt          Against                        Against
       allot and deal with additional shares in the
       Company not exceeding 20% of each of the existing
       domestic      Shares and H Shares  as the case
       may be in issue

S.7    Authorize the Board to increase the registered            Mgmt          Against                        Against
       capital of the Company and to  amend the Articles
       of Association of the Company to reflect such
       increase in  the registered capital of the
       Company and amend the Article of the
       Association of the Company to reflect
       such increase in the registered capital of
       the Company under the general mandate




--------------------------------------------------------------------------------------------------------------------------
 CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LTD                                         Agenda Number:  702036218
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1507D100
    Meeting Type:  EGM
    Meeting Date:  20-Jul-2009
          Ticker:
            ISIN:  HK0308001558
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve and ratify, the agreement [the "Agreement"]       Mgmt          For                            For
       entered into between the Company and China
       Travel Service [Hong Kong] Limited [collectively,
       the "Vendors"], China Travel Service [Holdings]
       Hong Kong Limited and Fame Harvest [Hong Kong]
       Limited ["Fame Harvest"] on 22 JUN 2009, pursuant
       to which, among others, the Vendors have conditionally
       agreed to sell to Fame Harvest the entire shareholding
       in the registered capital of China Travel International
       Ltd. and the 25% shareholding in the registered
       capital of China Travel International [Hangzhou]
       Ltd., [as specified], the terms thereof, the
       execution and delivery thereof by the Company
       and the performance and implementation of the
       transactions contemplated thereunder

2.     Approve and ratify, the supplemental agreement            Mgmt          For                            For
       [the "Supplemental Agreement"] entered into
       between the Company and China National Travel
       Service [HK] Group Corporation on 22 JUN 2009,
       [as specified], the terms thereof, the execution
       and delivery thereof by the Company and the
       performance and implementation of the continuing
       connected transactions contemplated thereunder
       and the respective annual cap amounts be and
       are hereby confirmed

3.     Authorize any 1 Director of the Company, for              Mgmt          For                            For
       and on behalf of the Company to do all acts
       and things and to approve, execute and deliver
       all notices, documents, instruments or agreements
       as may be necessary, desirable or expedient
       to carry out or to give effect to any or all
       transactions contemplated under the Agreement
       and the Supplemental Agreement and to agree
       to such variations, amendments or waivers thereof
       as are, in the opinion of such Director, in
       the interests of the Company, if the use of
       common seal is required under the Agreement
       and the Supplemental Agreement, any 2 Directors
       of the Company are authorized to sign and use
       the common seal




--------------------------------------------------------------------------------------------------------------------------
 CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LTD                                         Agenda Number:  702168952
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1507D100
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2009
          Ticker:
            ISIN:  HK0308001558
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify the agreement [the Agreement]          Mgmt          For                            For
       entered into between Dean Glory Development
       Limited [Dean Glory] as vendor and the Company
       as purchaser on 18 NOV 2009, pursuant to which,
       among others, Dean Glory has conditionally
       agreed to sell to the Company (i) the entire
       issued share capital of Trump Return Limited;
       and (ii) the entire shareholder's loan and
       other indebtedness owed by Trump Return Limited
       to Dean Glory as at completion [as specified],
       the terms thereof, the execution and delivery
       thereof by the Company and the performance
       and implementation of the transactions contemplated
       thereunder

2.     Approve and ratify the performance and implementation     Mgmt          For                            For
       of the general administration service [the
       Travel Permit Administration] provided in Hong
       Kong for the application of tourist visas and
       travel permits for entry into the PRC pursuant
       to the Agency Agreement dated 15 MAY 2001 entered
       into between China Travel Service [Hong Kong]
       Limited and China Travel Service [Holdings]
       Hong Kong Limited and the respective annual
       cap amounts as specified in the Company's circular
       dated 03 DEC 2009 [the Circular] [as specified]

3.     Authorize any one Director of the Company for             Mgmt          For                            For
       and on behalf of the Company to do all acts
       and things and to approve, execute and deliver
       all notices, documents, instruments or agreements
       as may be necessary, desirable or expedient
       to carry out or to give effect to any or all
       transactions contemplated under the Agreement
       and the Travel Permit Administration and to
       agree to such variations, amendments or waivers
       thereof as are, in the opinion of such Director,
       in the interests of the Company, if the use
       of common seal is required under the Agreement
       and the Travel Permit Administration, authorize
       any two Directors of the Company to sign and
       use the common seal

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LTD                                         Agenda Number:  702386827
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1507D100
    Meeting Type:  AGM
    Meeting Date:  25-May-2010
          Ticker:
            ISIN:  HK0308001558
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   Need to add this comment  WITH THE LINK                   Non-Voting    No vote
       http://www.hkexnews.hk/listedco/listconews/sehk/20100422/LTN20100422493.pdf

1      Receive and consider the Audited financial statements     Mgmt          For                            For
       and the reports of the  Directors and Auditors
       for the YE 31 DEC 2009

2.a    Re-election of Lo Sui On as a Director                    Mgmt          For                            For

2.b    Re-election of Fang Xiaorong as a Director                Mgmt          For                            For

2.c    Re-election of Wong Man Kong, Peter as a Director         Mgmt          For                            For

2.d    Re-election of Chan Wing Kee as a Director                Mgmt          For                            For

2.e    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors fees

3      Re-appointment of Ernst & Young as the Auditors           Mgmt          For                            For
       of the Company and to         authorize the
       Board of Directors to fix their remuneration

4      Grant discharge the general mandate to the Directors      Mgmt          For                            For
       to repurchase shares of  the Company

5      Grant discharge the general mandate to the Directors      Mgmt          Against                        Against
       to allot and issue new   shares in the Company

6      Approve to extend the general mandate to allot            Mgmt          Against                        Against
       and issue new shares by adding the shares repurchased
       by the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA UNICOM (HONG KONG) LTD                                                                Agenda Number:  702113820
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1519S111
    Meeting Type:  EGM
    Meeting Date:  03-Nov-2009
          Ticker:
            ISIN:  HK0000049939
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

S.1    Approve the terms of the Draft Agreement [the             Mgmt          For                            For
       "Share Repurchase Agreement", a copy of which
       has been produced to this Meeting marked A
       and signed by the Chairman of this Meeting
       for identification purposes], proposed to be
       entered into between the Company and SK Telecom
       Co., Ltd. ["SKT"] pursuant to which SKT will
       sell, and the Company will purchase, 899,745,075
       fully paid-up shares of HKD 0.10 each in the
       capital of the Company [the "Repurchase Shares"]
       on the terms set out in the Share Repurchase
       Agreement for a total consideration of HKD
       9,991,669,057.87, being HKD 11.105 for each
       Repurchase Share, to be satisfied on completion
       in cash [the "Share Repurchase"]; authorize
       any Director to execute the Share Repurchase
       Agreement on behalf of the Company; authorize
       the Directors, acting together, individually
       or by Committee to execute all such documents
       and/or do all such acts on behalf of the Company
       as they may consider necessary, desirable or
       expedient to give effect to the Share Repurchase
       and the Share Repurchase Agreement




--------------------------------------------------------------------------------------------------------------------------
 CHINA UNICOM HONG KONG LTD                                                                  Agenda Number:  702394812
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1519S111
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  HK0000049939
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100412/LTN20100412019.pdf

1      Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and of the  Independent Auditor
       for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.a.1  Re-elect Mr. Zuo Xunsheng as a Director                   Mgmt          For                            For

3.a.2  Re-elect Mr. Tong Jilu as a Director                      Mgmt          For                            For

3.a.3  Re-elect Mr. Cheung Wing Lam Linus as a Director          Mgmt          For                            For

3.b    Authorize the Board of Directors to fix remuneration      Mgmt          For                            For
       of the Directors for the year ending 31 DEC
       2010

4      Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditor, and authorize the   Board of Directors
       to fix their remuneration for the year ending
       31 DEC 2010

5      Authorize the Directors to repurchase shares              Mgmt          For                            For
       in the Company not exceeding 10% of the aggregate
       nominal amount of the existing issued share
       capital

6      Authorize the Directors to issue, allot and               Mgmt          Against                        Against
       deal with additional shares in    the Company
       not exceeding 20% of the aggregate nominal
       amount of the existing issued share capital

7      Authorize the Directors to issue, allot and               Mgmt          For                            For
       deal with shares by the number of shares repurchased




--------------------------------------------------------------------------------------------------------------------------
 CHINA VANKE CO LTD                                                                          Agenda Number:  702080475
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y77421108
    Meeting Type:  EGM
    Meeting Date:  15-Sep-2009
          Ticker:
            ISIN:  CNE0000008Q1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's eligibility for an additional       Mgmt          For                            For
       A-share public offering

2.     Approve the Scheme of the Company's additional            Mgmt          For                            For
       A-share public offering

3.     Authorize the Board to handle matters in relation         Mgmt          For                            For
       to the additional A-share public offering

4.     Approve the feasibility report on the use of              Mgmt          For                            For
       funds to be raised from the Company's additional
       A-share public offering

5.     Approve the statement on the use of previously            Mgmt          For                            For
       raised funds

6.     Approve the establishment of the Audit Firm               Mgmt          For                            For
       Appointment System




--------------------------------------------------------------------------------------------------------------------------
 CHINA VANKE CO LTD                                                                          Agenda Number:  702270834
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y77421108
    Meeting Type:  AGM
    Meeting Date:  23-Mar-2010
          Ticker:
            ISIN:  CNE0000008Q1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 work report of the Board of              Mgmt          For                            For
       Directors

2      Approve the 2009 work report of the Independent           Mgmt          For                            For
       Directors

3      Approve the 2009 work report of the Supervisory           Mgmt          For                            For
       Committee

4      Approve the 2009 annual report and audited financial      Mgmt          For                            For
       report

5      Approve the 2009 profit distribution plan as              Mgmt          For                            For
       follows: cash dividend/10 shares (tax included):
       CNY 0.7000; bonus issue from profit (share/10
       shares): none;  and bonus issue from capital
       reserve (share/10 shares): none

6      Appointment of the 2010 Audit Firm                        Mgmt          For                            For

7      Re-elect the Supervisors                                  Mgmt          For                            For

8      Amend the Company's Articles of Association               Mgmt          For                            For

9      Approve the statement on the use of previously            Mgmt          For                            For
       raised funds

10     Approve the work report on involvement in Sichuan         Mgmt          For                            For
       reconstruction after the    disaster




--------------------------------------------------------------------------------------------------------------------------
 CHINA YURUN FOOD GROUP LTD                                                                  Agenda Number:  702192838
--------------------------------------------------------------------------------------------------------------------------
        Security:  G21159101
    Meeting Type:  SGM
    Meeting Date:  03-Feb-2010
          Ticker:
            ISIN:  BMG211591018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE IN "FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.A    Elect Mr. Yu Zhangli as an Executive Director             Mgmt          For                            For
       for a fixed term of 3 years and

1.B    Elect Mr. Wang Kaitian as a Non-Executive Director        Mgmt          For                            For
       for a fixed term of 3

1.C    Elect Mr. Li Chenghua as a Non-Executive Director         Mgmt          For                            For
       for a fixed term of 3 years

1.D    Elect Mr. Qiao Jun as an Independent Non-Executive        Mgmt          For                            For
       Director for a fixed term

1.E    Elect Mr. Chen Jianguo as an Independent Non-Executive    Mgmt          For                            For
       Director for a fixed

1.F    Approve to revise the maximum number of Directors         Mgmt          For                            For
       of the Company from 15 to 11

S.2.A  Amend the existing Bye-law 86(1) and 86(6) of             Mgmt          For                            For
       the Bye-laws of the Company, as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA YURUN FOOD GROUP LTD                                                                  Agenda Number:  702392387
--------------------------------------------------------------------------------------------------------------------------
        Security:  G21159101
    Meeting Type:  AGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  BMG211591018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and Auditors of
       the Company for the YE 31 DEC 2009

2      Approve the final dividend of HKD 0.150 per               Mgmt          For                            For
       share in respect of the YE 31 DEC 2009

3      Re-elect Mr. Zhu Yiliang as an Executive Director         Mgmt          For                            For

4      Re-elect Mr. Ge Yuqi as an Executive Director             Mgmt          For                            For

5      Re-elect Mr. Yu Zhangli as an Executive Director          Mgmt          For                            For

6      Re-elect Mr. Jiao Shuge (alias Jiao Zhen) as              Mgmt          For                            For
       a Non-Executive Director

7      Authorize the Board of Directors to fix the               Mgmt          For                            For
       Director's remuneration

8      Re-appoint KPMG as auditors and authorize the             Mgmt          For                            For
       Board of Directors to fix their remuneration

9      Authorize the Board of Directors to repurchase            Mgmt          For                            For
       the shares of the Company not  exceeding 10%
       of the aggregate nominal amount of the issued
       share capital of  the Company at the date of
       passing of this resolution

10     Authorize the Board of Directors to allot, issue          Mgmt          Against                        Against
       and deal with un-issued      shares in the
       capital of the Company not exceeding 20% of
       the aggregate       nominal amount of the issued
       share capital of the Company at the date of
       passing of this resolution

11     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Board of Directors to    allot, issue
       and deal with un-issued shares in the capital
       of the Company by  the number of shares repurchased
       by the Company

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK -
       http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423230.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST"     ONLY FOR ALL
       THE RESOLUTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINATRUST FINANCIAL HOLDINGS COMPANY LTD                                                   Agenda Number:  702498331
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15093100
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2010
          Ticker:
            ISIN:  TW0002891009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 682678 DUE TO ADDITIONAL RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of issuance securities via private             Non-Voting    No vote
       placement

A.4    The same person or the same affiliate who intends         Non-Voting    No vote
       to process more than the designated rate of
       total voting shares of the same FHC report

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 0.64 per share

B.3    Approve the revision to the procedures of asset           Mgmt          For                            For
       acquisition or disposal

B.4    Approve the issuance of new shares, proposed              Mgmt          For                            For
       stock dividend: 39 for 1,000 shares held, proposed
       bonus issue: 25 for 1,000 shares held

B.5    Approve the capital injection by issuing new              Mgmt          Against                        Against
       shares via private placement or public underlying

B.6    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CHONG HONG CONSTRUCTION CO LTD                                                              Agenda Number:  702467057
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1582T103
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  TW0005534002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS      ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A     SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER    PARTIES.
       IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO       CONTACT THE CANDIDATE
       AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC
       INFORMATION, AN ELECTION WOULD BE   DEEMED
       AS A 'NO VOTE'.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The establishment for the rules of the board              Non-Voting    No vote
       meeting

A.4    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 4 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings proposed stock      dividend: 20 for
       1,000 shares held

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans, endorsement and guarantee

B.6    Election of the Directors and Supervisors                 Mgmt          For                            For

B.7    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in         competitive business

B.8    Other issues and extraordinary motions                    Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHONG QING CHANGAN AUTOMOBILE CO LTD                                                        Agenda Number:  702165893
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1583S104
    Meeting Type:  EGM
    Meeting Date:  15-Dec-2009
          Ticker:
            ISIN:  CNE000000N14
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the increase of the expected amount               Mgmt          For                            For
       of continuing connected transactions of 2009




--------------------------------------------------------------------------------------------------------------------------
 CHONG QING CHANGAN AUTOMOBILE CO LTD                                                        Agenda Number:  702251745
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1583S104
    Meeting Type:  EGM
    Meeting Date:  08-Mar-2010
          Ticker:
            ISIN:  CNE000000N14
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Company's eligibility for additional          Mgmt          For                            For
       public A-share offering

2      Approve the scheme for the Company's additional           Mgmt          For                            For
       public A-share offering in    2010

3      Approve the feasibility report on investment              Mgmt          For                            For
       projects financed by funds to be raised from
       the Company's additional public A-share offering
       in 2010

4      Amend the Company's Articles of Association               Mgmt          For                            For

5      Approve a project                                         Mgmt          For                            For

6      Approve to change the Directors                           Mgmt          For                            For

7      Approve to change the Supervisors                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHONG QING CHANGAN AUTOMOBILE CO LTD                                                        Agenda Number:  702334943
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1583S104
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  CNE000000N14
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 work report of the Board of              Mgmt          For                            For
       Directors

2      Approve the 2009 work report of the Supervisory           Mgmt          For                            For
       Committee

3      Approve the 2009 annual report and its abstract           Mgmt          For                            For

4      Approve the 2009 financial resolution report              Mgmt          For                            For

5      Approve the 2009 profit distribution plan as              Mgmt          For                            For
       follows:1) cash dividend/10 shares [tax included]
       CNY 0.6500 2) bonus issue from profit [share/10
       shares]: none 3) bonus issue from capital reserve
       [shares/10 shares]: none

6      Approve the permission of a Company and other             Mgmt          For                            For
       Company's to use the Company's trademark

7      Approve the estimated 2010 continuing connected           Mgmt          For                            For
       transactions

8      Appointment of 2010 audit firm                            Mgmt          For                            For

9      Authorize the Chairman of the Board to handle             Mgmt          For                            For
       matters in relation to financing business




--------------------------------------------------------------------------------------------------------------------------
 CHUNGHWA PICTURE TUBES LTD                                                                  Agenda Number:  702165881
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1612U104
    Meeting Type:  EGM
    Meeting Date:  14-Dec-2009
          Ticker:
            ISIN:  TW0002475001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 627290 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    To report the status of the new shares issuance           Non-Voting    No vote
       via private placement

B.1    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.2    Approve the option of the new shares issuance             Mgmt          For                            For
       via private placement

B31.1  Elect Ping Chu, ID No: C100071922 as an Independent       Mgmt          For                            For
       Director

B31.2  Elect Te-Cheng Tu, ID No: A110391091 as an Independent    Mgmt          For                            For
       Director

B32.1  Elect Ching-Chang-Wen, ID No: D100813092 as               Mgmt          For                            For
       a Director

B32.2  Elect Compal Electronics, Inc, Shareholder No:            Mgmt          For                            For
       765732 as a Director

B.4    Approve to release the prohibition on the Directors       Mgmt          For                            For
       from participation in competitive business

B.5    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CHUNGHWA TELECOM CO LTD                                                                     Agenda Number:  702458945
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1613J108
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002412004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 700299 DUE TO RECEIPTS OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 4.06 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve the adjustment of capital construction            Mgmt          For                            For

B.5    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.6.1  Election of Shyue-Ching Lu [Name: Ministry of             Mgmt          For                            For
       Transportation and Communication, Shareholder
       No.1] as a Director

B.6.2  Election of Shaio-Tung Chang [Name: Ministry              Mgmt          For                            For
       of Transportation and Communication, Shareholder
       No.1] as a Director

B.6.3  Election of Mu-Shun Lin [Name: Ministry of Transportation Mgmt          For                            For
       and Communication, Shareholder No.1] as a Director

B.6.4  Election of Guo-Shin Lee [Name: Ministry of               Mgmt          For                            For
       Transportation and Communication, Shareholder
       No.1] as a Director

B.6.5  Election of Jennifer Yuh-Jen Wu [Name: Ministry           Mgmt          For                            For
       of Transportation and Communication, Shareholder
       No.1] as a Director

B.6.6  Election Shih-Wei Pan [Name: Ministry of Transportation   Mgmt          For                            For
       and Communication, Shareholder No.1] as a Director

B.6.7  Election of Gordon S. Chen [Name: Ministry of             Mgmt          For                            For
       Transportation and Communication, Shareholder
       No.1] as a Director

B.6.8  Election of Yi-Bing Lin [Name: Ministry of Transportation Mgmt          For                            For
       and Communication, Shareholder No.1] as a Director

B.6.9  Election of Shen-Ching Chen [Name: Ministry               Mgmt          For                            For
       of Transportation and Communication, Shareholder
       No.1] as a Director

B6.10  Election of Shih-Peng Tsai [Name: Ministry of             Mgmt          For                            For
       Transportation and Communication, Shareholder
       No.1] as a Director

B6.11  Election of Zse-Hong Tsai as an Independent               Mgmt          For                            For
       Director, ID No. B120582658

B6.12  Election of C.Y. Wang as an Independent Director,         Mgmt          For                            For
       ID No. A101021362

B6.13  Election of Rebecca Chung-Fern Wu as an Independent       Mgmt          For                            For
       Director, ID No. Y220399911

B.7    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CIA BRASILEIRA DE DISTRIBUICAO                                                              Agenda Number:  702365847
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3055E399
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  BRPCARACNPB4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM "H" ONLY. THANK YOU.

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

A      To take knowledge of the Directors accounts,              Non-Voting    No vote
       to examine, discuss and approve the Company's
       consolidated financial statements for the FYE
       31 DEC 2009

B      Destination of the YE results of 2009                     Non-Voting    No vote

C      To approve the proposal for the capital budget            Non-Voting    No vote

D      Approval of the proposal of the referring administration  Non-Voting    No vote
       to the plan of investment for 2010

E      To set the Director's remuneration                        Non-Voting    No vote

F      Acceptance of the order of resigns of Mr. Hakim           Non-Voting    No vote
       Laurent Aouani to the position of member of
       the Board of Directors of the Company

G      To Elect Arnaud D. C. W. J . Strasser and Ulisses         Non-Voting    No vote
       Kameyama as new members of the Board of Directors

H      Election of the members of the finance committee          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CIA COLOMBIANA DE INVERSIONES                                                               Agenda Number:  702277561
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV12838
    Meeting Type:  OGM
    Meeting Date:  23-Mar-2010
          Ticker:
            ISIN:  COY60AO00015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the verification of quorum                        Mgmt          For                            For

2      Approve the agenda                                        Mgmt          For                            For

3      Approve the designation of a committee to approve         Mgmt          For                            For
       and sign the minutes

4      Receive the Management report from the Board              Mgmt          For                            For
       of Directors and the President

5      Receive the reports from the Auditor                      Mgmt          For                            For

6      Approve the general purpose financial statements,         Mgmt          For                            For
       both individual and         consolidated to
       31 DEC 2009

7      Approve the  Management report from the Board             Mgmt          For                            For
       of Directors and the President  of the reports
       from the Auditor and the general-purpose financial
       statements, both individual and consolidated
       to 31 DEC 2009

8      Approve the plan for the distribution of profit           Mgmt          For                            For

9      Approve to set compensation for the Auditor               Mgmt          For                            For
       and for the Board of Directors

10     Amend the reading and consideration by laws               Mgmt          For                            For

11     Approve the specified proposals from the shareholders     Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 CIA DE CONCESSOES RODOVIARIAS                                                               Agenda Number:  702434969
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1413U105
    Meeting Type:  EGM
    Meeting Date:  31-May-2010
          Ticker:
            ISIN:  BRCCROACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to discuss and decide regarding the               Mgmt          For                            For
       proposal of the merger, by the    Company,
       of its subsidiary A  Ctua Servicos Campatilhados
       Ltda., from here    onward Actua Servicos,
       in accordance with the terms of the private
       instrument of protocol and justification of
       merger of Actua Servicos Compartilhados Ltda
       into Companhia De Concessoes Rodoviarias, signed
       on 13 MAY 2010, by the       Managers of the
       Companies involved, from here onward the protocol
       and         justification

2      Ratify the appointment of the specialized company         Mgmt          For                            For
       previously hired by the     Management of the
       Companies involved to proceed with the evaluation
       of the    net worth to be merged into the Company

3      Approve to examine and decide regarding the               Mgmt          For                            For
       valuation report prepared by t he specialized
       Company

4      Approve the transaction of the merger of Actua            Mgmt          For                            For
       Servicos Compartilhados Ltda.  into the Company

5      Approve to discuss and decide regarding the               Mgmt          For                            For
       change of the address of the      branch of
       the Company

6      Election of Mr. Mauro Martin Costa as an alternate        Mgmt          For                            For
       Member of the Board of     Directors of the
       Company to replace Ms. Rosa Evang Elina Marcondes
       Penido     Dalla Vecchi A, elected to the Board
       of Director s of the Company at the AGM  of
       shareholders held on 28 APR 2010, because of
       her resignation from said     position




--------------------------------------------------------------------------------------------------------------------------
 CIA DE CONCESSOES RODOVIARIAS, SAO PAULO                                                    Agenda Number:  702163495
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1413U105
    Meeting Type:  EGM
    Meeting Date:  09-Dec-2009
          Ticker:
            ISIN:  BRCCROACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 635244 DUE TO CHANGE IN MEETING DATE AND
       ADDITIONAL OF RESOLUTIONS. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1.     Elect Mr. Henrique Sutton De Sousa Neves, as              Mgmt          For                            For
       a full Member of the Board of Directors of
       the Company, to replace Mr. Sergio Padovan,
       as a result of the resignation of the latter
       from the respective position

2.     Appoint Ms. Rosa Evangelina Marcondes Penido              Mgmt          For                            For
       Santanna, a Current Alternate Member for Ms.
       Ana Maria Marcondes Penido Santanna, as an
       Alternate member for Mr. Henrique Sutton De
       Sousa Neves, to replace Mr. Thadeu Luciano
       Marcondes Penido Santanna, because of the latters
       resignation from the respective position

3.     Elect Ms. Rita Torres, as an Alternate Member             Mgmt          For                            For
       for Ms. Ana Maria Marcondes Penido Santanna,
       to occupy the position left vacant as a result
       of the change to the order of alternates described
       in Item II




--------------------------------------------------------------------------------------------------------------------------
 CIA DE CONCESSOES RODOVIARIAS, SAO PAULO                                                    Agenda Number:  702348930
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1413U105
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  BRCCROACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to take knowledge of the Directors accounts,      Mgmt          For                            For
       the Board of Directors   report, the Company's
       consolidated financial statements and explanatory
       notes accompanied by the independent Auditors
       report and the Finance Committee for  the FYE
       31 DEC 2009

2      Approve to decide on the revision of the capital          Mgmt          For                            For
       budget

3      Approve to decide on the distribution of profits          Mgmt          For                            For
       from the FYE 31 DEC 2009

4      Approve the number of seats on the Company's              Mgmt          For                            For
       Board of Directors for the next  term of office

5      Election of members of the Company's Board of             Mgmt          For                            For
       Directors

6      Approve on administrators remuneration                    Mgmt          For                            For

7      Approve the setting up of the Finance Committee           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CIA DE TRANSMISSAO DE ENERGIA ELETRICA PAULISTA, SAO PAULO                                  Agenda Number:  702361851
--------------------------------------------------------------------------------------------------------------------------
        Security:  P30576113
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  BRTRPLACNPR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   ADDITIONAL COMMENT HAS BEEN DELETED. THANK YOU.           Non-Voting    No vote

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

CMMT   PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEMS 3 AND 4 ONLY.   THANK YOU.

1      To examine, discuss and vote upon the Board               Non-Voting    No vote
       of Directors annual report, the   financial
       statements and the Independent Auditors and
       the Finance Committee   report relating to
       FY ending 31 DEC 2009

2      To decide on the allocation of the net profits            Non-Voting    No vote
       of the FY and on the           distribution
       of dividends

3      Election of Principal and the Substitute Members          Mgmt          For                            For
       of the Finance Committee

4      Election of Members of the Board o f Directors            Mgmt          For                            For

5      Approval of the proposal for the compensation             Non-Voting    No vote
       of the Managers and the         establishment
       of the annual, aggregate amount of the remuneration
       and other   benefits of the Managers of the
       Company and the Members of the Finance
       Committee for the 2010 FY, in accordance
       with the terms of Article 152 of Law 6404 76

       PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION       Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CIA ELECTRO METALURGICA SA ELECMETAL                                                        Agenda Number:  702346164
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2577D103
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  CLP2577D1038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the annual report, financial statements           Mgmt          For                            For
       and distribution of profits   of the period
       2009

2      Election of the Board of Directors                        Mgmt          For                            For

3      Approve the remuneration of the Board of Directors        Mgmt          For                            For
       for year 2010

4      Approve the remuneration of the Directors members         Mgmt          For                            For
       of the Committee referred   to in Article 50
       BIS of the law 18.046, and the budget of expenses
       for that   Committee

5      Approve the policy of dividends                           Mgmt          For                            For

6      Appointment of external Auditors for the period           Mgmt          For                            For
       2010

7      Authorize the newspaper for the publication               Mgmt          For                            For
       of advertisements

8      Approve the business transactions with related            Mgmt          For                            For
       companies referred to in       Article 44 of
       the law 18.046

9      Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CIA ENERGETICA DE MINAS GERAIS CEMIG CMIG, BELO HORIZONTE                                   Agenda Number:  702066261
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2577R102
    Meeting Type:  EGM
    Meeting Date:  26-Aug-2009
          Ticker:
            ISIN:  BRCMIGACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR
       ABSTAIN ARE ALLOWED. THANK YOU

A.     Authorize the Board of Directors, that Cemig              Mgmt          For                            For
       GT may reduce its shareholders interest in
       Terna Participacoes S.A. up to 50% minus 1
       common share and, in relation to the preferred
       shares, up to the percentage realized in the
       initial public offer of shares IPO of the minority
       shareholders of that Company, through the partnership
       to be constituted with Fundo De Investimentos
       Em Participacao Fip Coliseu, should the subscription
       of these quotas in this Fip be made viable
       in a quantity sufficient to meet that which
       is established above

B.     Authorize the Board of Directors, that CEMIG              Mgmt          For                            For
       GT grants Fip Coliseu the right to sell, to
       Cemig GT, of Fip Coliseu's entire shareholder
       interest in Terna Participacoes S.A.




--------------------------------------------------------------------------------------------------------------------------
 CIA MINERA ATACOCHA SA ATACO                                                                Agenda Number:  702100164
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6671N115
    Meeting Type:  OGM
    Meeting Date:  22-Oct-2009
          Ticker:
            ISIN:  PEP608004201
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT THIS MEETING NOTIFICATION          Non-Voting    No vote
       IS FOR YOUR INFORMATION ONLY. SHARES CAN NOT
       BE VOTED ON PROXYEDGE AS THE ISSUER DOES NOT
       ALLOW THIRD PARTY REPRESENTATION. TO VOTE YOUR
       SHARES YOUR PHYSICAL ATTENDANCE IS REQUIRED
       AT THE MEETING. THANK YOU.

1.     Report regarding the activities and the Management        Non-Voting    No vote
       of the Company

2.     Approval of a capital increase  by new contributions      Non-Voting    No vote

3.     Approval of a procedure of rounds for the exercise        Non-Voting    No vote
       of the preemptive subscription right by the
       holders of class A and B shares

4.     Delegation to the Board of Directors of the               Non-Voting    No vote
       establishment of the final amount of the capital
       increase, the number of shares to be issued
       and amendment of Article 2.02 of the Bylaws

5.     Delegation to the general Management to determine         Non-Voting    No vote
       the date of registration and delivery of preemptive
       subscription certificates and of the shares

6.     Appointment of attorneys in fact to formalize             Non-Voting    No vote
       the resolutions that the meeting passes




--------------------------------------------------------------------------------------------------------------------------
 CIA MINERA ATACOCHA SA ATACO                                                                Agenda Number:  702267572
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6671N115
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  PEP608004201
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Merger or spin-off process                                Non-Voting    No vote

2.     Approval of the Corporate Management financial            Non-Voting    No vote
       statements and annual report

3.     Allocation of reserves that may be freely used            Non-Voting    No vote
       to cover dividends distributed on the account
       of the 2008 FY

4.     Mergers through which the Company will absorb             Non-Voting    No vote
       Atagold S.A

5.     Mergers through which the Company will absorb             Non-Voting    No vote
       Calcios Del Pacifico Sur SA

6.     Mergers through which the Company will absorb             Non-Voting    No vote
       Empresaen Ergetica DE Chaprin   S.A

7.     Mergers through which the Company will absorb             Non-Voting    No vote
       Minera Sinaycocha S.A.C

8.     Delegation to the Board of Directors of the               Non-Voting    No vote
       authority to amend Article 2.02   of the Corporate
       Corporate Bylaws, in the  event it is applied
       to that which  is provided by Article 356 of
       the Corporate law

9.     Designation of External Auditors for the 2010             Non-Voting    No vote
       FY

10.    Distribution or allocation of profits                     Non-Voting    No vote

-      PLEASE BE ADVISED THAT THIS MEETING NOTIFICATION          Non-Voting    No vote
       IS FOR YOUR INFORMATION      ONLY. SHARES CAN
       NOT BE VOTED ON PROXYEDGE AS THE ISSUER DOES
       NOT ALLOW THIRD PARTY REPRESENTATION. TO VOTE
       YOUR SHARES YOUR PHYSICAL ATTENDANCE IS
       REQUIRED AT THE MEETING. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 CIA SANEAMENTO BASICO DO ESTADO DE SAO PAULO SABESP                                         Agenda Number:  702106344
--------------------------------------------------------------------------------------------------------------------------
        Security:  P8228H104
    Meeting Type:  EGM
    Meeting Date:  29-Oct-2009
          Ticker:
            ISIN:  BRSBSPACNOR5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST"           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

I.     Elect the Member of the Board of Directors                Mgmt          For                            For

II.    Grant authority to carry out and setting of               Mgmt          Against                        Against
       the conditions of the 3 issuances of simple
       debentures of the Company, for private placement,
       with collateral guarantee, not convertible
       into shares, for subscription by Banco Nacional
       De Desenvolvimento Economico E Social Bndes
       Bndes and Bndes Participacoes S.A. Bndespar,
       with the 3 issuances totaling BRL 826,110,000.00,
       with each 1 of the issuances having a value
       of BRL 275,370,000.00 up to 300 debentures
       will be issued at a face unit value of BRL
       2,753,700.00

III.   Approve to set the conditions that apply to               Mgmt          For                            For
       the first of the 3 debenture issuances under
       the terms of Item II above

IV.    Authorize the Board of Directors to decide concerning     Mgmt          For                            For
       the setting and potential future amendments
       of the conditions that are dealt with in Items
       VI to VIII of Article 59 of Law Number 6404.76,
       relating to the 3 debenture issuances, under
       the terms of Item [II] above, as well as the
       time of the issuances

V.     Authorize the Company to carry out any and all            Mgmt          For                            For
       acts, observing the legal and By-Laws provisions,
       related to carrying out of the 3 debenture
       issuances, and especially entering into the
       contract for the promise of subscription of
       simple debentures by private issuances, the
       contract for the fiduciary assignment of credit
       rights and other coven ants and the issue indentures




--------------------------------------------------------------------------------------------------------------------------
 CIA SOUZA CRUZ INDUSTRIA E COMERCIO CRUZ                                                    Agenda Number:  702276456
--------------------------------------------------------------------------------------------------------------------------
        Security:  P26663107
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  BRCRUZACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY  POA  IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to examine, discuss and vote upon the             Mgmt          For                            For
       Board of Directors annual       report, the
       financial statements and Independent Auditors
       report relating to  FY ending 31 DEC 2009

2      Approve the allocation of net profit from the             Mgmt          For                            For
       FY, including within it the     remuneration
       to the shareholders in the form of a dividend,
       in the amount of  BRL 1,838278 per share; the
       dividend will be adjusted according to the
       special settlement and custodial system
       overnight interest rate, or selic, in the period
       from 31 DEC 2009, to 31 MAR 2010, inclusive,
       and must be paid on   01 APR 2010

3      Elect the members of the Board of Directors               Mgmt          For                            For

4      Approve to set the global remuneration of the             Mgmt          For                            For
       Board of Directors

5      Approve to install the Finance Committee                  Mgmt          For                            For

6      Elect the members of the Finance Committee and            Mgmt          For                            For
       approve to set their remuneration




--------------------------------------------------------------------------------------------------------------------------
 CIA SOUZA CRUZ INDUSTRIA E COMERCIO CRUZ                                                    Agenda Number:  702278412
--------------------------------------------------------------------------------------------------------------------------
        Security:  P26663107
    Meeting Type:  EGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  BRCRUZACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Amend the Article 25 of the Corporate bylaws,             Mgmt          For                            For
       for the purpose of making the functioning of
       the finance committee permanent




--------------------------------------------------------------------------------------------------------------------------
 CIE SUCRIERE MAROCAINE ET DE RAFFINAGE COSUMAR                                              Agenda Number:  702385685
--------------------------------------------------------------------------------------------------------------------------
        Security:  V2507Z102
    Meeting Type:  OGM
    Meeting Date:  14-May-2010
          Ticker:
            ISIN:  MA0000010407
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the companies financials as of 31 DEC             Mgmt          No Action
       2009

2      Grant discharge to external Auditors and Board            Mgmt          No Action
       of Directors

3      Approve the validation of external Auditors'              Mgmt          No Action
       special report with regards to   the conventions
       mentioned in Article 56 of Law 17-95 as completed
       and         modified by Law 20-05 governing
       joint stock companies

4      Approve the profit's allocation                           Mgmt          No Action

5      Approve the renewal of a Director's mandate               Mgmt          No Action

6      Approve the resignation of a Director                     Mgmt          No Action

7      Ratify the Director's cooptation                          Mgmt          No Action

8      Approve the operating mode of the Company's               Mgmt          No Action
       general management

9      Approve the powers                                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 CIELO S A                                                                                   Agenda Number:  702363071
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2859E100
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRCIELACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Receive the administrators accounts, to examine,          Mgmt          For                            For
       discuss and vote on the administrations report,
       the financial statements and the accounting
       statements accompanied by the Independent Auditors
       report, the Finance Committee report and Auditors
       Committee report regarding the FYE on 31 DEC
       2009

II.    Approve the capital budget, and ratify the early          Mgmt          For                            For
       distributions of dividends

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE NOTE THAT ONLY A VOTE
       "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS.

III.   Elect the Members of the Board of Directors,              Mgmt          For                            For
       under the terms of the applicable legislation,
       cumulative voting can be adopted for this item

IV.    Approve to set the global remuneration of the             Mgmt          For                            For
       Company Directors




--------------------------------------------------------------------------------------------------------------------------
 CIELO S A                                                                                   Agenda Number:  702337329
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2859E100
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRCIELACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1.     Ratify once the capital budget is approved dividend       Mgmt          For                            For
       and interest on shareholder equity amounts
       distributed during the FY, to decide regarding
       the increase of the share capital of the Company,
       in the amount of BRL 24,620,463.15, without
       the issuance of new shares, going from BRL
       75,379,536.85 to BRL 100,000,000.00

2.     Amend Article 5 of the corporate By-Laws of               Mgmt          For                            For
       the Company, to state the new share capital
       amount

3.     Approve to decide regarding the proposal for              Mgmt          For                            For
       the change of the term in office of the members
       of the Board of Directors, with it going from
       the current term of one year to a term of two
       years, with reelection being allowed

4.     Approve to decide regarding the proposal for              Mgmt          For                            For
       the change of the term in office of the members
       of the executive committee, with it going fro
       m the current term of one year to a term of
       two years, with reelection being allowed

5.     Amend of Article 13 of the corporate By-Laws,             Mgmt          For                            For
       in regard to the term in office of the members
       of the Board of Directors

6.     Amend of Article 18 o f the corporate By-Laws             Mgmt          For                            For
       , in regard t o the term in office of the members
       of the executive committee and consolidation
       of that document




--------------------------------------------------------------------------------------------------------------------------
 CIMB GROUP HOLDINGS BHD                                                                     Agenda Number:  702372676
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1636J101
    Meeting Type:  AGM
    Meeting Date:  07-May-2010
          Ticker:
            ISIN:  MYL1023OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 DEC 2009 and reports  of the Directors
       and the Auditors thereon

2      Re-election of Datuk Dr. Syed Muhamad Syed Abdul          Mgmt          For                            For
       Kadir as a Director, who     retires pursuant
       to Article 76 of the Company's Articles of
       Association

3      Re-election of Dato' Robert Cheim Dau Meng as             Mgmt          For                            For
       a Director, who retires         pursuant to
       Article 76 of the Company's Articles of Association

4      Re-election of Mr. Cezar Peralta Consing as               Mgmt          For                            For
       a Director, who retires pursuant  to Article
       76 of the Company's Articles of Association

5      Re-election of Mr. Glenn Muhammad Surya Yusuf             Mgmt          For                            For
       as a Director, who retires      pursuant to
       Article 83 of the Company's Articles of Association

6      Re-election of Mrs. Watanan Petersik as a Director,       Mgmt          For                            For
       who retires pursuant to   Article 83 of the
       Company's Articles of Association

7      Re-appointment of Tan Sri Dato' Seri Haidar               Mgmt          For                            For
       Mohammed Nor as a Director of the Company,
       pursuant to Section 129(6) of the Companies
       Act, 1965 to hold the    office until the next
       AGM

8      Approve the payment of Directors' fees amounting          Mgmt          For                            For
       to MYR 90,000 per Director   in respect of
       the FYE 31 DEC 2009

9      Re-appointment of Messrs. PricewaterhouseCoopers          Mgmt          For                            For
       as the Auditors of the       Company for the
       FY ending 31 DEC 2010 and authorize the Board
       of Directors to fix their remuneration

10     Authorize the Directors, pursuant to Section              Mgmt          Against                        Against
       132D of the Companies Act, 1965, to issue shares
       in the Company, provided that the aggregate
       number of shares  to be issued does not exceed
       10% of the issued share capital of the Company
       and for such purposes the Directors may in
       their absolute discretion deem     fit, subject
       always to the approval of all the relevant
       governmental and/or   regulatory authorities;
       Authority expires at the conclusion of the
       next AGM

11     Authorize the Company, subject to the Companies           Mgmt          For                            For
       Act, 1956, the Company's      Memorandum and
       Articles of Association and the requirements
       of the Bursa      Malaysia Securities Berhad
       Bursa Securities  and approvals of all the
       relevant governmental and/or regulatory
       authorities, to purchase such number  of ordinary
       shares of MYR 1.00 each in the Company  Proposed
       Shares Buy-Back  as may be determined by the
       Board of Directors of the Company for time
       to     time through Bursa Securities upon such
       terms and conditions as the Board of  Directors
       may deem fit and expedient in the interest
       of the Company provided  that the aggregate
       number of ordinary shares purchased and/or
       held pursuant   to this resolution does not
       exceed 10% CONTD

CONT   CONTD of the total issued and paid-up share               Non-Voting    No vote
       capital of the Company at any     point in
       time and an amount not exceeding the total
       retained profits of       approximately MYR
       1,996 million and/or share premium account
       of approximately MYR 5,587 million of the Company
       based on the audited financial statements
       for the FYE 31 DEC 2009 be allocated by the
       Company for the proposed shares   Buy-Back
       and that the ordinary shares of the Company
       to be purchased are      proposed to be cancelled
       and/or retained as treasury shares and either
       subsequently be cancelled distributed
       as dividends or re-sold on Bursa        Securities;
       CONTD

CONT   CONTD authorize the Board of Directors of the             Non-Voting    No vote
       Company to do all acts and      things to give
       effect to the Proposed Shares Buy-Back;  Authority
       expires the earlier of the conclusion of the
       next AGM of CIMB in 2011 at which time such
       authority shall lapse unless by ordinary resolution
       passed at that meeting,   the authority is
       renewed either unconditionally or subject to
       conditions or   the period within which the
       next AGM after that date is required by law
       to be held

0      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CIMB GROUP HOLDINGS BHD                                                                     Agenda Number:  702370696
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1636J101
    Meeting Type:  EGM
    Meeting Date:  07-May-2010
          Ticker:
            ISIN:  MYL1023OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Authorize the Directors of the Company and the            Mgmt          Against                        Against
       Company, subject to the passing of this Resolution
       2 and subject to the approvals being obtained
       from the relevant regulatory authorities, for
       the proposed SET Listing and all matters relating
       thereto as set out in the circular dated 14
       APR 2010 issued by the Company to its shareholders;
       on such terms as the Company and the Directors
       shall determine, to allot issue: i) up to 50
       million new CIMB shares in the event that the
       proposed bonus issue [as defined below] is
       completed after the launch of the initial public
       offering [IPO] [Scenario A]; or ii) up to 100
       million new CIMB shares in the event that the
       proposed bonus issue [as defined below] is
       completed before the launch of the IPO [Scenario
       B], [collectively referred to as the IPO Shares],
       pursuant to the proposed SET listing, at such
       issue price[s] to be determined at the Directors
       discretion and announced later; to allot and
       issue up to 250,000 IPO Shares under scenario
       A or up to 500,000 IPO Shares under scenario
       B, to eligible employees of the CIMB Thai Bank
       Public Company Limited [formerly known as Bank
       Thai Public Company Limited] and it subsidiaries
       at an issue price to be determined at the Directors
       discretion and announced at a later date; such
       issue price shall be at a discount [to be determined
       by the Directors at their discretion] to the
       price of the IPO shares offered to institutional
       and/or retail investors during the IPO, but
       shall in no event be lower than the par value
       of CIMB shares of RM 1.00 each; such IPO shares
       to be issued pursuant to the proposed SET listing
       shall, upon allotment and issue, rank equally
       in all respects with the existing CIMB shares,
       except for any dividends, rights, benefits,
       entitlements and/or other distributions, the
       entitlement date of which precedes the date
       of allotment and issue of such IPO shares pursuant
       to the proposed SET listing; to sign and execute
       all documents, do all things and acts as may
       be required to give effect to the aforesaid
       proposed SET listing, to sign and execute all
       documents, do all things and acts as may be
       required to give effect to the aforesaid proposed
       SET Listing with full powers to assent to any
       conditions variations, modifications and/or
       amendments in any manner as may be required
       by any relevant regulatory authorities and
       to deal with all matters relating thereto and
       to take all such steps and do all acts and
       things in any manner as they deem necessary
       or expedient to implement, finalize and give
       full effect to the proposed SET listing

2      Approve, subject to the passing of Ordinary               Mgmt          Against                        Against
       Resolution 3 and Special Resolution 1, to increase
       the issued and paid-up share capital of the
       Company by way of bonus issue of up to 3,582,387,823
       new CIMB shares by capitalizing a sum of up
       to MYR 3,582,387,823 from the share premium
       account of the Company and that the same be
       applied in making payment in full at par for
       up to 3,582,387,823 bonus shares in the share
       capital of the Company; such bonus shares be
       allotted, distributed and credited as fully
       paid-up to the registered holders of the Company
       whose names appear in the record of depositors
       of the Company on the entitlement date, on
       the basis of one bonus share for every one
       existing CIMB share held by such shareholders;
       such bonus shares to be issued pursuant to
       the proposed bonus issue shall, upon allotment
       and issue, rank equally in all respects with
       the existing CIMB shares, except for any dividends,
       rights, benefits, entitlements and/or other
       distributions, the entitlement date of which
       precedes the date of allotment and issue of
       such bonus shares under the proposed bonus
       issue;  authorize the Directors of the Company
       to sign all documents, do all things and acts
       as may be required to give effect to the aforesaid
       proposed bonus issue with full powers to assent
       to any conditions variations, modifications
       and/or amendments in any manner as may be requires
       by any relevant regulatory authorities and
       to deal with all matters relating thereto and
       to take all such steps and do all acts and
       things in any manner as they deem necessary
       or expedient to implement, finalize and give
       full effect to the proposed bonus issue

3      Approve, subject to the passing of Ordinary               Mgmt          Against                        Against
       Resolution 2 and Special Resolution 1, to increase
       the authorized share capital of the Company
       from MYR 5,000,000,000 comprising 5,000,000,000
       CIMB shares to MYR 10,000,000,000 comprising
       10,000,000,000 CIMB shares by the creation
       of an additional 5,000,000,000 new CIMB shares;
       authorize the Directors of the Company to sign
       execute all documents, do all things and acts
       as may be required to give effect to the aforesaid
       proposed increase in Authorized Share Capital
       with full powers to assent to any conditions
       variations, modifications and/or amendments
       in any manner as may be required by any relevant
       regulatory authorities and to deal with all
       matters relating thereto and to take all such
       steps and do all acts and things in any manner
       as they deem necessary or expedient  to implement,
       finalize and give full effect to the proposed
       increase in authorized Share Capital

S.1    Amend, subject to passing of Ordinary Resolution          Mgmt          Against                        Against
       2 and Ordinary Resolution 3, Article V of the
       Memorandum of Association of the Company as
       specified: the present authorized share capital
       of the Company is MYR 10,000,000,000 divided
       into 10,000,000,000 shares of MYR 1 each with
       power to increase or reduce the capital to
       consolidate or subdivide the shares into shares
       of larger or smaller amounts, and to issue
       all or any part of the authorized or any additional
       capital as fully paid or partly paid shares,
       and with any special preferential rights or
       privileges or subject to any special terms
       or conditions, and either with or without special
       designation, and also from time to time vary,
       alter, modify, abrogate or deal with any such
       rights, privileges, terms, conditions or designations
       as may be permitted by the Companies Act, 1985
       [or any statutory modification or re-enactment
       thereof for the time being in force] or provided
       by the Articles of Association of the Company
       for the time being; authorize the Directors
       of the Company and the Secretary to sign and
       execute all documents, do all things and acts
       as may be required to give effect to the aforesaid
       proposed Amendments to the Memorandum with
       full powers to assent to any conditions variations,
       modifications and/or amendments in any manner
       as may be required by any relevant regulatory
       authorities and to deal with all matters relating
       thereto and to take all such steps and do all
       acts and things in any manner as they deem
       necessary or expedient  to implement, finalize
       and give full effect to the proposed Amendments
       to the Memorandum

S.2    Approve, subject to passing of Ordinary Resolution        Mgmt          Against                        Against
       1, for the proposed Amendments to the Articles
       in the manner as specified in Appendix 1 attached
       to the circular dated 14 APR 2010 issued by
       the Company to its shareholders; authorize
       the Directors of the Company and the Company
       Secretary to sign and execute all documents,
       do all things and acts as may be required to
       give effect to the aforesaid proposed Amendments
       to the Articles with full powers to assent
       to any conditions variations, modifications
       and/or amendments in any manner as may be required
       by any relevant regulatory authorities and
       to deal with all matters relating thereto and
       to take all such steps and do all acts and
       things in any manner as they deem necessary
       or expedient to implement, finalize and give
       full effect to the proposed Amendments to the
       Articles




--------------------------------------------------------------------------------------------------------------------------
 CIMENTS DU MAROC                                                                            Agenda Number:  702315943
--------------------------------------------------------------------------------------------------------------------------
        Security:  V2279P100
    Meeting Type:  OGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  MA0000010506
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the validation of the Board of Directors          Mgmt          No Action
       management report validation of external Auditors
       general report

2      Approve the special report of external Auditors           Mgmt          No Action
       and validation of regulated   conventions with
       regards to Article 56 of Law 1795

3      Approve the validation of the Company's financials        Mgmt          No Action
       as of 31 DEC 2009          reflecting a profit
       of MAD 1,174,529,453.24; full discharge to
       the Board of   Directors with regards to their
       mandate for 2009

4      Approve the profits allocation payment of a               Mgmt          No Action
       dividend of MAD 55 per share; the dividend
       will be paid starting 24 MAY 2010

5      Approve the OGM takes note of M. Mustapha Bakkourys       Mgmt          No Action
       resignation and gives him a full and definite
       discharge for his administration mandate with
       regards to  the year 2009

6      Ratify M. Anass Houir Alami's cooptation as               Mgmt          No Action
       a member of the Board of          Directors

7      ratify the renewal of M. Mohammed Chaibi's mandate        Mgmt          No Action
       as a member of the Board   of Directors

8      Ratify the renewal of M. Anass Houir Alami's              Mgmt          No Action
       mandate as a member of the Board of Directors

9      Ratify the renewal of M. Abdallah Belkeziz's              Mgmt          No Action
       mandate as a member of the Board of Directors

10     Ratify the renewal of Ciments Francais's mandate          Mgmt          No Action
       as a member of the Board of  Directors

11     Approve the allocation of an annual global gross          Mgmt          No Action
       amount of MAD 2,420,000 as   Board of Directors
       members fee for the year 2009

12     Approve the OGM gives full power to the holder            Mgmt          No Action
       of a copy or a certified true  copy of the
       general meetings minute in order to perform
       the necessary         formalities




--------------------------------------------------------------------------------------------------------------------------
 CIMENTS DU MAROC                                                                            Agenda Number:  702459771
--------------------------------------------------------------------------------------------------------------------------
        Security:  V2279P100
    Meeting Type:  EGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  MA0000010506
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the EGM decides to increase ciments               Mgmt          No Action
       de marocs capital as follows capital increase
       amount MAD 721800200 from MAD 721 800200 to
       1443600400 creation of 7218 002 new shares
       nominal value of mad 100 due date 1 janvier
       2010

2      Approve the consequence of the above resolutions          Mgmt          No Action
       adoption, the egm decides to modify Article
       7 of the Company's By-laws

3      Approve the power of Attorney to the Board of             Mgmt          No Action
       Directors and to the Chief      Executive Officer

4      Approve the power to be conferred                         Mgmt          No Action

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action
       OF ARTICLE NO. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CIMSA CIMENTO SANAYI VE TICARET AS, MERSIN                                                  Agenda Number:  702070272
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2422Q104
    Meeting Type:  EGM
    Meeting Date:  28-Aug-2009
          Ticker:
            ISIN:  TRACIMSA91F9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A POWER          Non-Voting    No Action
       OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. CERTAIN GLOBAL CUSTODIANS HAVE A
       GLOBAL CUSTODIAN POAs IN PLACE WHICH WOULD
       ELIMINATE THE NEED FOR THE BO POA. IF YOU HAVE
       NOT SUBMITTED ANY POAs FOR THIS MARKET BEFORE,
       PLEASE CONTACT YOUR GLOBAL CUSTODIAN BANK TO
       SEE IF THEY HAVE A POA IN PLACE FOR YOUR ACCOUNTS.
       THANK YOU.

1.     Opening of the assembly and elect the Chairmanship        Mgmt          No Action

2.     Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the assembly

3.     Ratify the amendment of the Articles 3, 4, 6,             Mgmt          No Action
       16 and 21 of the Articles of Association

4.     Approve to give information to the general assembly       Mgmt          No Action
       about the disclosure policy adopted by the
       Board of Directors' resolution dated 30 APR
       2009 and composed in accordance with capital
       market Board's Communique Serial :VIII and
       No: 54




--------------------------------------------------------------------------------------------------------------------------
 CIMSA CIMENTO SANAYI VE TICARET AS, MERSIN                                                  Agenda Number:  702298969
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2422Q104
    Meeting Type:  OGM
    Meeting Date:  07-Apr-2010
          Ticker:
            ISIN:  TRACIMSA91F9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening of the assembly and election of the               Mgmt          No Action
       Chairmanship,

2      Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the assembly

3      Approve the reading and discussion of the Board           Mgmt          No Action
       of Directors' activity report and Auditors'
       report.

4      Approve to give information to the share holders          Mgmt          No Action
       about the donations given    across the year

5      Approve the reading, discussion and ratification          Mgmt          No Action
       of the balance sheet and     profit and loss
       statement; discussion and decision on the proposal
       concerning the distribution of profit

6      Grant discharge to the Board members and the              Mgmt          No Action
       Auditors.

7      Approve the Determination of remuneration for             Mgmt          No Action
       the members of the Board of     Directors and
       the Auditors

8      Ratify the mid-term election made by the Board            Mgmt          No Action
       of Directors for the vacated   Board membership

9      Election of the members of the Board of Directors         Mgmt          No Action
       whose term in office have

10     Election of the members of the Board of Auditors          Mgmt          No Action
       whose term in office have

11     Ratify the Independent External Auditing Company          Mgmt          No Action
       elected by the Board of      Directors

12     Authorize the members of the Board of Directors           Mgmt          No Action
       to participate in activities  indicated in
       the Articles 334 and 335 of the Turkish trade
       code




--------------------------------------------------------------------------------------------------------------------------
 CINEMA CITY INTERNATIONAL N.V.                                                              Agenda Number:  702469087
--------------------------------------------------------------------------------------------------------------------------
        Security:  N2088X103
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  NL0000687309
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening of the Meeting                                    Non-Voting    No Action

2.     Discussion on the annual report for the FY 2009,          Non-Voting    No Action
       including the Managing Directors' report and
       Supervisory Directors' report

3.     Adopt the annual accounts for the FY 2009                 Mgmt          No Action

4.     Discussion on the policy on additions to the              Non-Voting    No Action
       reserves and dividends

5.     Approve the appropriation of the net profit               Mgmt          No Action
       for the FY 2009

6.     Grant discharge from liability of the Members             Mgmt          No Action
       of the Board of Managing Directors for their
       Management task during the FY 2009

7.     Grant discharge from liability of the Members             Mgmt          No Action
       of the Board of Supervisory Directors for their
       Supervisory task during the FY 2009

8.     Discussion on the Corporate Governance policy             Non-Voting    No Action
       as set out in the annual report for the FY
       2009

9.     Appointment of the Company's External Auditor             Mgmt          No Action
       for the FY 2010

10.    Re-appointment of the Member of the Board of              Mgmt          No Action
       Supervisory Directors

11.    Authorize the Board of Management Directors               Mgmt          No Action
       under Article 6 of the Company's Articles of
       Association to issue shares in the Company

12.    Authorize the Board of Managing Directors under           Mgmt          No Action
       Article 9.3.c of the Company' Articles of Association
       to acquire shares in the Company by the Company

13.    Any other business                                        Non-Voting    No Action

14.    Closing of the general meeting                            Non-Voting    No Action




--------------------------------------------------------------------------------------------------------------------------
 CIPLA LTD                                                                                   Agenda Number:  702063734
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1633P142
    Meeting Type:  AGM
    Meeting Date:  26-Aug-2009
          Ticker:
            ISIN:  INE059A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2009, the profit and loss account for the
       YE on that date together with the schedules
       annexed thereto as well as the reports of the
       Board of Directors and the Auditors thereon

2.     Declare dividend for the YE 31 MAR 2009                   Mgmt          For                            For

3.     Re-appoint Mr. S.A.A. Pinto as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. V.C. Kotwal as a Director, who             Mgmt          For                            For
       retires by rotation

5.     Appoint Messrs R.G.N. Price & Co., Chartered              Mgmt          For                            For
       Accountants, Mumbai (the retiring Auditors)
       together with Messrs V. Sankar Aiyar & Co.,
       Chartered Accountants, Mumbai, as the Joint
       Statutory Auditors of the Company to hold office
       from the conclusion of this AGM until the conclusion
       of the next AGM upon such remuneration, taxes
       and out of pocket expenses, as may be fixed
       by the Board of Directors of the Company in
       mutual consultation with the Auditors; authorize
       the Board of Directors to appoint Auditors
       for the Company's branch office(s) (whether
       now or as may be established) in terms of Section
       228 of the Companies Act, 1956 in consultation
       with the Auditors of the Company to examine
       and audit the accounts for the FYE 2009-10
       on such remuneration, terms and conditions
       as the Board of Directors may deem fit

S.6    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81(1 A) and other applicable provisions,
       if any, of the Companies Act, 1956 (including
       any amendments thereto or re-enactment thereof)
       (the Companies Act), the relevant provisions
       of SEBI (disclosure & investor protection)
       guidelines, 2000, as a mended from time to
       time, (the SEBI DIP guidelines), the provisions
       of the Foreign Exchange Management Act, 2000
       (FEMA), Foreign Exchange Management (transfer
       or issue of security by a person resident outside
       India) regulations, 2000, as amended from time
       to time, the Foreign Exchange Management (borrowing
       and lending in rupees regulations, 2000 and
       issue of Foreign Currency Convertible Bonds
       and ordinary shares (through Depository Receipt
       Mechanism) Scheme, 1993 (the 1993 Scheme) as
       amended from time to time and such other statutes,
       notifications, clarifications, circulars, rules
       and regulations as may be applicable and relevant,
       as amended from time to time and issued by
       the Government of India (the GOI),the Reserve
       Bank of India (the RBI), the Foreign Investment
       Promotion Board (the FIPB), the Securities
       and Exchange Board of India (the SEBI), Stock
       Exchanges and any other appropriate authorities,
       institutions or bodies, as may be applicable
       and the enabling provisions of the Listing
       Agreements entered into by the Company with
       the stock exchanges on which the securities
       of the Company are listed (the Listing Agreements)
       and Memorandum and Articles of Association
       of the Company and subject to such approvals,
       consents, permissions and sanctions, if any
       of the GOI, RBI FIPB, SEBI, Stock Exchanges
       and any other appropriate authorities, institutions
       or bodies, as may be necessary and subject
       to such condition as may be prescribed/stipulated
       by any of them while granting such approvals,
       consents, permissions and sanctions which may
       be agreed, in its absolute discretion, create,
       offer, issue and allot, in 1 or more tranches,
       in domestic and/or international markets, equity
       shares or warrants simultaneously with non-convertible
       debentures or foreign currency convertible
       bonds (FCCBs) convertible into equity shares
       of the Company or American Depository Receipts
       or Global Depository Receipts represented by
       underlying equity shares of the Company or
       other securities exchangeable or convertible
       into equity shares of the Company (hereinafter
       referred to as securities), for an amount up
       to INR 1500 crore, inclusive of such premium
       as may be finalized by the Board, at such price
       being not less than the price determined in
       accordance with the applicable guidelines/regulations
       issued by SEBI or the Ministry of Finance or
       the RBI and such issue and allotment to be
       made on such terms and conditions as may be
       decided by the Board at the time of issue or
       allotment of the securities; approve, if any
       issue of securities is made by way of a qualified
       institutions placement in terms of Chapter
       XIII-A of the SEBI DIP guidelines (as specified
       securities within the meaning of SEBI DIP guidelines],
       the specified securities, or any combination
       of specified securities as may be decided by
       the Board, issued for such purpose, shall be
       completed within 12 months from the date of
       this resolution or such other time as may be
       allowed under the SEBI DIP guidelines from
       time to time at such price being not less than
       the price determined in accordance with the
       pricing formula provided under Chapter XIII-A
       of the SEBI DIP guidelines and the specified
       securities shall not be eligible to be sold
       for a period of 12 months from the date of
       allotment, except on a recognized stock exchange,
       or except as may be permitted from time to
       time under the SEBI DIP guidelines; approve,
       the relevant date for the purpose of pricing
       of the securities proposed to be issued in
       accordance with SEBI DIP guidelines or the
       1993 Scheme, shall be determined by the Board
       in compliance with applicable Law, pursuant
       to the receipt of shareholders approval in
       terms of Section 81(1A) and other applicable
       provisions, if any, of the Companies Act and
       other applicable Laws, regulations and guidelines
       in relation to the proposed issue of the specified
       securities, through a qualified institutions
       placement in accordance with Chapter XIII-A
       of the SEBI DIP guidelines as amended from
       time to time or the proposed issue of other
       securities in accordance with the 1993 Scheme
       as amended from time to time, as mentioned
       in the resolution above; approve, in the event
       that where securities which are convertible
       into equity shares of the Company are issued
       under Chapter XIII-A of the SEBI DIP guidelines
       or the 1993 scheme, the relevant date for the
       purpose of pricing of the securities, shall
       be the meeting in which the Board decides to
       open the issue of the specified securities
       subsequent to the receipt of shareholders'
       approval in terms of Section 81(1A) and other
       applicable provisions, if any, of the Companies
       Act and other applicable Laws, regulations
       and guidelines in relation to the proposed
       issue of specified securities by way of a qualified
       institutions placement in accordance with the
       SEBI DIP guidelines or in accordance with the
       1993 Scheme, and which shall be subject to
       any amendments to the SEBI DIP guidelines or
       the 1993 scheme as mentioned above or the date
       on which the holder of such specified securities,
       which are convertible into or exchangeable
       with the equity shares, becomes entitled to
       apply for the equity shares against such specified
       securities; approve, that the consent of the
       Company is granted in terms of Section 293(1)(a)
       and other applicable provisions, if any, of
       the Companies Act and subject to all necessary
       approvals to the Board to secure, if necessary,
       all or any of the securities or specified securities
       to be issued, by the creation of a mortgage
       and/or charge on all or any of the Company's
       immovable, movable and/or intangible assets,
       both present and future in such form and manner
       and on such terms as may be deemed fit and
       appropriate by the Board; approve, the issue
       to the holders of the securities or specified
       securities shall be, inter alia, subject to
       the following terms and conditions: i) the
       securities or specified securities to be so
       created, offered, issued and allotted shall
       be subject to the provisions of the Memorandum
       and Articles of Association of the Company;
       and ii) the equity shares proposed to be issued
       through the qualified institutions placement
       in accordance with the SEBI DIP guidelines
       or in the form of American Depository Receipts
       or Global Depository Receipts reflecting underlying
       equity shares of the Company or FCCBs convertible
       into equity shares of the Company, and allotment
       of equity shares upon conversion of any securities
       referred to above, shall rank pari-passu with
       the then existing equity shares of the Company
       in all respects including dividend; approve,
       without prejudice to the generality of the
       above, subject to applicable laws, approvals,
       consents, permissions, if any, of any governmental
       body, authority or regulatory institution including
       any conditions as may be prescribed/stipulated
       in granting such approvals or permissions by
       such governmental authority or regulatory institution,
       the aforesaid securities may have such features
       and attributes..CONTD

       CONT...or any terms or combination of terms               Non-Voting    No vote
       that provide for the tradability and free transferability
       thereof in accordance with the prevailing practices
       in the capital markets including but not limited
       to the terms and conditions for issue of additional
       securities and authorize the Board, subject
       to applicable Laws, regulations and guidelines,
       in its absolute discretion in such manner as
       it may deem fit, to dispose of such securities
       that are not subscribed; authorize the Board,
       for the purpose of giving effect to the above
       resolutions, to do all such acts, deeds, matters
       and things including but not limited to finalization
       and approval of the preliminary as well as
       final offer document(s), determining the form
       and manner of the issue, including the class
       of investors to whom the securities are to
       be issued and allotted, number of securities
       to be allotted, issue price, face value, execution
       of various transaction documents, creation
       of mortgage/charge in accordance with Section
       293(1)(a) of the Companies Act, in respect
       of any securities as may be required either
       on pari-passu basis or otherwise as it may
       in its absolute discretion deem fit and to
       settle all questions, difficulties, or doubts
       that may arise in regard to the issue, offer
       or allotment of securities or specified securities
       and utilization of the issue proceeds as it
       may in its absolute discretion deem fit without
       being required to seek further consent or approval
       of the Members or otherwise to the end and
       intent that the Members shall be deemed to
       have given their approval thereto expressly
       by the authority of this resolution; to appoint
       such consultants, lead managers, underwriters,
       guarantors, depositories, custodians, registrars,
       share transfer agents, escrow banks, stabilizing
       agents, trustees, bankers, lawyers and any
       other advisors, professionals and intermediaries
       and all such agencies as may be involved or
       concerned in such offerings of securities or
       specified securities and to remunerate them
       by way of commission, brokerage, fees or the
       like and to enter into and execute all contracts,
       agreements, arrangements/MoUs/documents with
       such agencies as may be required or desirable
       in connection with the issue of securities
       including the listing of the securities, if
       any, on any stock exchanges in India and outside
       India; authorize the Board, to form a Committee
       or delegate all or any of its powers to any
       Committee of Directors of the Company to give
       effect to the aforesaid resolutions and is
       authorized to take such steps and to do all
       such acts, deeds, matters and things and accept
       any alteration(s) or modification(s) as they
       may deem fit and proper and give such directions
       as may be necessary to settle any question
       or difficulty that may arise in regard to issue
       and allotment of securities or specified securities
       including but not limited to: a) approving
       the offer document and filing the same with
       any authority or persons as may be required;
       b) approving the issue price, the number of
       securities to be allotted, the basis of allocation
       and allotment of securities; c) affixing the
       common seal of the Company on any agreement(s)/document(s)
       as may be required to be executed in connection
       with the above, in the presence of any Director
       of the Company and persons authorized who shall
       sign the same in token thereof; d) arranging
       the delivery and execution of all contracts,
       agreements and all other documents, deeds and
       instruments as may be required or desirable
       in connection with the issue of securities
       by the Company; e) seeking, if required, the
       consent of the Company's lenders, parties with
       whom the Company has entered into various commercial
       and other agreements, all concerned government
       and regulatory authorities in or outside India,
       and any other consents that may be required
       in connection with the issue and allotment
       of the Securities; f) taking decision to open
       the issue, decide bid opening and closing date;
       g) opening such bank accounts and demat accounts
       as may be required for the transaction(s);
       h) do all such acts, deeds, matters and things
       and execute all such other documents and pay
       all such fees, as it may, in its absolute discretion,
       deem necessary or desirable for the purpose
       of the transaction(s); i) making all such necessary
       applications with the appropriate authorities
       and make the necessary regulatory filings in
       this regard; j) making applications for listing
       of the securities of the Company on 1 or more
       stock exchange(s) and to execute and to deliver
       or arrange the delivery of the listing agreement(s)
       or equivalent documentation to the concerned
       stock exchange(s); and k) to authorize or delegate
       all or any of the powers herein above conferred
       to any or more persons, if need be




--------------------------------------------------------------------------------------------------------------------------
 CITIC PAC LTD                                                                               Agenda Number:  702358626
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1639J116
    Meeting Type:  AGM
    Meeting Date:  14-May-2010
          Ticker:
            ISIN:  HK0267001375
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive the Audited accounts and the reports              Mgmt          For                            For
       of the Directors and the         Auditors for
       the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.A    Re-elect Mr. Chang Zhenming as a Director, who            Mgmt          For                            For
       retires

3.B    Re-elect Mr. Vernon Francis Moore as a Director,          Mgmt          For                            For
       who retires

3.C    Re-elect Mr. Liu Jifu as a Director, who retires          Mgmt          For                            For

3.D    Re-elect Mr. Willie Chang as a Director, who              Mgmt          For                            For
       retires

3.E    Re-elect Mr. Norman Ho Hau Chong as a Director,           Mgmt          For                            For
       who retires

3.F    Re-elect Mr. Yin Ke as a Director, who retires            Mgmt          For                            For

4      Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the   Board of Directors
       to fix their remuneration

5      Authorize the Directors of the Company, during            Mgmt          Against                        Against
       and after the end of the       Relevant Period
       to allot, issue and dispose of additional shares
       in the       Company and to make or grant offers,
       agreements and options which would or    might
       require the exercise of such powers; the aggregate
       nominal value of     share capital allotted
       or agreed conditionally or unconditionally
       to be       allotted  whether pursuant to an
       option or otherwise  by the Directors of the
       Company pursuant to the mandate in paragraph
       A , otherwise than pursuant to  I  Rights
       Issue or  II  any option scheme or similar
       arrangement for the time being adopted for
       the grant or issue to the officers and/or employees
       of the  Company and/or any of its subsidiaries
       of shares or rights to acquire shares  of the
       Company or  III  the exercise of rights of
       subscription or conversion  CONTD..

-      ..CONTD under the terms of any warrants issued            Non-Voting    No vote
       by the Company or any          securities which
       are convertible into shares of the Company
       or  IV  any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company pursuant to the   Articles of
       Association of the Company from time to time,
       shall not exceed    20% of the aggregate nominal
       amount of the share capital of the Company
       in    issue at the date of this resolution
       and the said mandate shall be limited    accordingly;
       Authority expires at the conclusion of the
       next AGM of the      Company or the expiration
       of the period within which the next AGM of
       the      Company is required by law to be held

6      Authorize the Directors of the Company, during            Mgmt          For                            For
       the Relevant Period to         purchase or
       otherwise acquire shares of the Company, in
       accordance with all   applicable laws and the
       requirements of the Rules Governing the Listing
       of    Securities on the Stock Exchange of Hong
       Kong Limited, provided that the      aggregate
       nominal amount of shares so purchased or otherwise
       acquired shall   not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of this resolution;
       Authority expires at the    conclusion of
       the next AGM of the Company or the expiration
       of the period     within which the next AGM
       of the Company is required by law to be held

7      Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5  and  6  set out in   the Notice convening
       this Meeting, the aggregate nominal amount
       of the shares which are purchased or otherwise
       acquired by the Company pursuant to
       Resolution  6  shall be added to the aggregate
       nominal amount of the shares   which may be
       issued pursuant to Resolution  5




--------------------------------------------------------------------------------------------------------------------------
 CJ CORPORATION                                                                              Agenda Number:  702286154
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1848L118
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  KR7001040005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Election of Directors: Candidates: lee Jaehyun,           Mgmt          For                            For
       External: Shin Sangku, Oh

3      Election of Members of Audit Committee: Candidates:       Mgmt          For                            For
       Shin Sangku, Oh Jichul

4      Approve the limit of remuneration for Directors           Mgmt          For                            For

5      Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation




--------------------------------------------------------------------------------------------------------------------------
 CLAL INDUSTRIES AND INVESTMENTS LTD, TEL AVIV-JAFFA                                         Agenda Number:  702047374
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2439C106
    Meeting Type:  AGM
    Meeting Date:  03-Aug-2009
          Ticker:
            ISIN:  IL0006080183
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the financial statements and the Directors        Mgmt          For                            For
       report for the year 2008

2.     Re-appoint Messrs. Nochi Dankner, Elyahu Cohen,           Mgmt          For                            For
       Dori Manor, Itzhak Manor, Shay Livnat, Avi
       Fisher, Rafi Bisker, Yehezkel Dovrat, Mark
       Schimmel, David Levitan and Adiel Rosenfeld
       as the Officiating Directors; External Directors
       continue in office by Provision of Law

3.     Re-appoint the Accountant-Auditors for 2009               Mgmt          For                            For
       and approve the report as to their remuneration
       in 2008




--------------------------------------------------------------------------------------------------------------------------
 CLAL INDUSTRIES AND INVESTMENTS LTD, TEL AVIV-JAFFA                                         Agenda Number:  702078874
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2439C106
    Meeting Type:  EGM
    Meeting Date:  24-Sep-2009
          Ticker:
            ISIN:  IL0006080183
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve that the transaction by which the Company         Mgmt          For                            For
       and subsidiary will purchase from to Discount
       Investments Company Ltd and a subsidiary [discount]
       all holdings of shares in Hadera Paper Ltd,
       namely 1,085,860 shares, in consideration for
       NIS 346 million the Company is 60.5% controlled
       by IDB development Ltd, and discount is 74.5%
       controlled by IDB the Company currently owns
       37.98% and discount owns 21.45% of Hadera




--------------------------------------------------------------------------------------------------------------------------
 CLAL INDUSTRIES AND INVESTMENTS LTD, TEL AVIV-JAFFA                                         Agenda Number:  702079434
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2439C106
    Meeting Type:  EGM
    Meeting Date:  24-Sep-2009
          Ticker:
            ISIN:  IL0006080183
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve that the transaction by which the Company         Mgmt          For                            For
       together with discount will purchase from Elron
       Electronic Industries Ltd [Elron] all of the
       holdings of Elron in Netvision Ltd [Netvision]
       namely 2,023,247 shares, in consideration for
       NIS 100,353,051 discount, the Company and Elron
       respectively currently own 31.7%, 24.37% and
       15.37% of Netvision




--------------------------------------------------------------------------------------------------------------------------
 CLAL INDUSTRIES AND INVESTMENTS LTD, TEL AVIV-JAFFA                                         Agenda Number:  702101938
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2439C106
    Meeting Type:  EGM
    Meeting Date:  29-Oct-2009
          Ticker:
            ISIN:  IL0006080183
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve a transaction by which the Company together       Mgmt          For                            For
       with discount Investment Corporation Ltd will
       purchase from Elron Electronic Industries Ltd
       all of the holdings of Elron in Netvision Ltd
       namely 2,023,247 shares, in consideration for
       NIS 100,353,051 discount, Clal and Elron respectively
       currently own 31.7%, 24.37% and 15.37% of Netvision;
       Netvision has announced that it is examining
       the possibility of a business combination with
       Cellcom Israel Ltd Which may involve a corporate
       change relating to Netvision




--------------------------------------------------------------------------------------------------------------------------
 CLAL INDUSTRIES AND INVESTMENTS LTD, TEL AVIV-JAFFA                                         Agenda Number:  702306831
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2439C106
    Meeting Type:  EGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  IL0006080183
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A     CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Approve to change the terms of employment by              Mgmt          For                            For
       the Company of G. Morel,         son-in-law
       of I. and R. manor who are owners of control,
       Morel has been       employed since 2004 by
       Nesher Israel cement industries ltd, an affiliated
       Company, originally as manager of the Coal
       dust department with a monthly     salary of
       NIS 15,181 in OCT 2008 he was promoted to raw
       materials supply      department manager and
       in view of his promotion approval is requested
       for     update of his terms of employment,
       the main points of which are: monthly
       salary NIS 23,000 index linked, entitlement
       to discretionary annual bonus of  up to 3 monthly
       salaries in accordance with the Company policy
       and meeting    personal targets, Authorize
       the management to increase salary by up to
       7.5% a year




--------------------------------------------------------------------------------------------------------------------------
 CLAL INSURANCE ENTERPRISES HOLDINGS LTD, TEL AVIV-JAFFA                                     Agenda Number:  702159787
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2447P107
    Meeting Type:  SGM
    Meeting Date:  13-Dec-2009
          Ticker:
            ISIN:  IL0002240146
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Appoint Mr. Y. Dior as an External Director               Mgmt          For                            For
       for a statutory 3 year period




--------------------------------------------------------------------------------------------------------------------------
 CLEVO CO LTD                                                                                Agenda Number:  702444124
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1661L104
    Meeting Type:  AGM
    Meeting Date:  14-Jun-2010
          Ticker:
            ISIN:  TW0002362001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of buyback treasury stock                      Non-Voting    No vote

A.4    The revision to the rules of Board meeting                Non-Voting    No vote

A.5    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 1.5 per     share

B.3    Approve to revise the investment quota in people's        Mgmt          For                            For
       republic of China

B.4    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.5    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.6    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CLICKS GROUP LIMITED                                                                        Agenda Number:  702171771
--------------------------------------------------------------------------------------------------------------------------
        Security:  S17249111
    Meeting Type:  AGM
    Meeting Date:  18-Jan-2010
          Ticker:
            ISIN:  ZAE000134854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.O.1  Receive and adopt the annual financial statements         Mgmt          For                            For
       of the Company and the group for the YE 31
       AUG 2009

2.O.2  Re-appoint KPMG Inc. as the Auditors of the               Mgmt          For                            For
       Company for the ensuing year and approve to
       note that the Individual Registered Auditor
       who will undertake the audit is David Friedland

3.O.3  Re-elect D.M. Nurek as a Director of the Company,         Mgmt          For                            For
       who retires in accordance with the Companys
       Articles of Association

4.O.4  Re-elect K.D.M. Warburton as a Director of the            Mgmt          For                            For
       Company, who retires in accordance with the
       Companys Articles of Association

5.O.5  Re-elect F. Jakoet as a Director of the Company,          Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

6.O.6  Approve the proposed fees, payable to the Directors,      Mgmt          For                            For
       for the year 01 SEP 2009 to 31 AUG 2010

7.O.7  Approve to renew the Directors authority over             Mgmt          For                            For
       the unissued share capital of the Company until
       the next AGM, subject to this authority being
       limited to issuing a maximum of 1,300,000 shares
       in terms of the Company's obligations under
       the Staff Share Incentive Scheme

8.O.8  Authorize, the Directors of the Company, by               Mgmt          For                            For
       way of a general authority to distribute, on
       a pro rata basis, to all shareholders of the
       Company, any share capital and reserves of
       the Company in terms of Section 90 of the Companies
       Act, No 61 of 1973 as amended [the Companies
       Act], and the Company's Article of Association
       and the JSE Listings Requirements, [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 15 months] [whichever
       period is shorter, and any general distribution
       of share premium by the Company shall not exceed
       20% of the Company's issued share capital and
       reserves, excluding minority interests

9.O.9  Authorize, the Directors of the Company, as               Mgmt          For                            For
       a specific approval contemplated in Section
       221 of the companies Act, by w ay of a special
       authority to issue for cash 23,000,000 authorized,
       but unissued, shares in the capital of the
       Company's wholly-owned subsidiary, New Clicks
       South Africa [Proprietary] Limited, at a market
       value, determined at the close of business
       on the day prior to the application for the
       listing of the shares being submitted to the
       JSE Limited. Such shares t o be issued and
       allotted by the directors in one or more tranches,
       prior to the next AGM of the Company, subject
       to the companies Act, the Articles of Association
       of the Company and the JSE Listings Requirements
       as presently constituted and as may be amended
       from time to time

10O10  Approve that, 23,000,000 ordinary shares of               Mgmt          For                            For
       ZAR 0.01 [1 cent] each in the authorized but
       unissued share capital of the Company be allotted
       and issued for cash to the Company's wholly-owned,
       New Clicks South Africa [Proprietary] Limited,
       by the Directors in one or more tranches, prior
       to the next AGM of the Company, at market value,
       determined at the close of business on the
       day prior to the application for the listing
       of shares being submitted to the JSE Limited

11S.1  Authorize the Company or any of its subsidiaries          Mgmt          For                            For
       from time to time, as a general approval contemplated
       in Section 85 and 89 of the Companies Act,
       to acquire the issued shares of the Company,
       upon such terms and conditions and in such
       amounts as the Directors of the Company may
       from time to time determine, but subject to
       the Articles of Association of the Company,
       the provisions of the Companies Act and the
       JSE Listings Requirements as presently constituted
       and which may be amended from time to time,
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 15 months]
       and that acquisitions by the Company and its
       subsidiaries of the shares in the capital of
       the Company may not, in the aggregate, exceed
       in any 1 FY 10% of the Company's issued share
       capital of the class of the repurchased shares
       from the date of the grant of this general
       authority

12S.2  Amend the Article 89 of the Company's Articles            Mgmt          For                            For
       of Association by deletion of the current Article
       and replacement with the specified, 89, Subject
       to the provisions of the Act, a resolution
       in writing, including through the medium of
       electronic post, signed by all the Directors
       [or their alternates, if applicable] for the
       time being, and inserted in the minute book,
       shall be as valid and effective as if it has
       been passed at a meeting of Directors duly
       called and constituted, any such resolution
       may consist of several documents, each of which
       may be signed by one or more Directors or their
       alternates if applicable, including by electronic
       post, the resolution shall be deemed to have
       been passed on the date on which it was signed
       by the last Director who signed it unless a
       statement to the contrary is made in that resolution

       Transact such other business                              Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTION.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 CLICKS GROUP LIMITED                                                                        Agenda Number:  702410779
--------------------------------------------------------------------------------------------------------------------------
        Security:  S17249111
    Meeting Type:  OGM
    Meeting Date:  14-May-2010
          Ticker:
            ISIN:  ZAE000134854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Grant authority to make and implement interim             Mgmt          For                            For
       distribution

2      Authorize the Directors to implement resolutions          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CMC MAGNETICS CORP                                                                          Agenda Number:  702452361
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1661J109
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  TW0002323003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The establishment for the rules of the Board              Non-Voting    No vote
       Meeting

A.4    The status of the issuance of new shares via              Non-Voting    No vote
       private placement

A.5    The status of assets impairment                           Non-Voting    No vote

A.6    The procedures of transferring buy back treasury          Non-Voting    No vote
       stocks to employees

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the appropriation for offsetting deficit          Mgmt          For                            For
       of year 2009

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to revise the procedures of asset acquisition     Mgmt          For                            For
       or disposal

B.5    Approve the issuance of new shares via private            Mgmt          For                            For
       placement

B.6    Approve to revise the procedures monetary loans,          Mgmt          For                            For
       endorsement and guarantee

B.7    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CNOOC LTD                                                                                   Agenda Number:  702363499
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1662W117
    Meeting Type:  AGM
    Meeting Date:  20-May-2010
          Ticker:
            ISIN:  HK0883013259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Receive and approve the audited statement of              Mgmt          For                            For
       accounts together with the       report of
       the Directors and Independent Auditors report
       thereon for the YE 31 DEC 2009

A.2    Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

A.3.1  Re-election of Mr. Tse Hau Yin, Aloysius as               Mgmt          For                            For
       an Independent Non-Executive      Director

A.3.2  Re-election of Mr. Zhou Shouwei as an Non-executive       Mgmt          For                            For
       Director

A.3.3  Re-election of Mr. Yang Hua as an Executive               Mgmt          For                            For
       Director

A.3.4  Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of each of the       Directors

A.4    Reelection of Mr. Chiu Sung Hong as Independent           Mgmt          For                            For
       Non-Executive Director and    authorize the
       Board of Directors to fix his remuneration

A.5    Re-appointment the Company's Independent Auditor          Mgmt          For                            For
       and authorize the Board of   Directors to fix
       their remuneration

B.1    Approve to grant a general mandate to the Directors       Mgmt          For                            For
       to repurchase shares in   the capital of the
       Company not exceeding 10% of the share captial
       of the      Company in issue as at the date
       of passing of this resolution

B.2    Approve to grant a general mandate to the Directors       Mgmt          Against                        Against
       to allot, issue and deal  with additional shares
       in the capital of the Company not exceeding
       20% of the share captial of the Company in
       issue as at the date of passing of this
       resolution

B.3    Approve to grant a general mandate to the Directors       Mgmt          Against                        Against
       to allot, issue and deal  with shares in the
       capital of the Company by the aggregate number
       of shares   repurchased, which shall not exceeding
       10% of the share captial of the        Company
       in issue as at the date of passing of this
       resolution

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 COCA-COLA FEMSA SAB DE CV                                                                   Agenda Number:  702305663
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2861Y136
    Meeting Type:  AGM
    Meeting Date:  14-Apr-2010
          Ticker:
            ISIN:  MXP2861W1067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report from the general Director              Mgmt          For                            For
       of Coca-Cola Femsa, S.A.B. De    C.V., opinion
       of the Board of Directors regarding the contents
       of the report  from the general Director and
       reports from the Board itself regarding the
       main accounting and information policies
       and criteria followed in the         preparation
       of the financial information, as well as regarding
       the            transactions and activities
       in which it has intervened, reports from the
       Chairpersons of the audit and Corporate
       practices committees, presentation of the financial
       statements for the 2009 FY, in accordance with
       the terms of     Article 172 of the general
       mercantile Companies law and of the applicable
       provisions of the securities market law

2      Receive the report regarding the fulfillment              Mgmt          For                            For
       of the tax obligations

3      Approve the allocation of the results account             Mgmt          For                            For
       from the 2009 FY, in which are  included to
       declare and pay a cash dividend, in MXN, in
       the amount of MXN     1.41 for each share in
       circulation

4      Approve to establish the maximum amount of funds          Mgmt          For                            For
       that can be allocated to the purchase of the
       Company's own shares, the amount of MXN 400,000,000.00

5      Election of the Members of the Board of Directors         Mgmt          For                            For
       and Secretaries,

6      Election of the Members of the finance and planning,      Mgmt          For                            For
       audit and Corporate

7      Appointment of delegates to formalize the resolutions     Mgmt          For                            For
       of the meeting

8      Approve, if relevant of the meeting minutes               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COCA-COLA FEMSA SAB DE CV                                                                   Agenda Number:  702310309
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2861Y136
    Meeting Type:  EGM
    Meeting Date:  14-Apr-2010
          Ticker:
            ISIN:  MXP2861W1067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Articles 23 and 29 of the Corporate             Mgmt          For                            For
       bylaws of the Company

2.     Appointment of delegates who will formalize               Mgmt          For                            For
       the resolutions of the meeting

3.     Approve the meeting minutes                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COCA-COLA ICECEK A S                                                                        Agenda Number:  702335743
--------------------------------------------------------------------------------------------------------------------------
        Security:  M253EL109
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  TRECOLA00011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and election of the Presidential Board            Mgmt          No Action

2      Approve the authority to Chairmanship to sign             Mgmt          No Action
       the minutes of the meeting

3      Approve the activities and Accounts of 2009               Mgmt          No Action
       presenting the reports of Board   members,
       Auditors and Independent Auditors, presenting
       information about the information policy and
       Corporate Governance adaptation

4      Approve the deliberatin and 2009 balance sheet            Mgmt          No Action
       and income statements

5      Approve the members of the Board of Directors             Mgmt          No Action
       for the Company's activities in 2009

6      Approve the members of the Auditors for the               Mgmt          No Action
       Company's activities in 2009

7      Election of the Auditors and apprvoe to determine         Mgmt          No Action
       their salaries

8      Approve the decision on profit distribution               Mgmt          No Action
       for YE 2009

9      Approve the presentation of information to the            Mgmt          No Action
       shareholders about the         donations and
       contributions to foundations and organizations

10     Approve the salaries of John Paul Sechi  and              Mgmt          No Action
       Gerard a Reidy

11     Authorize the Board members according to the              Mgmt          No Action
       Articles 334 and 335 of the      Turkish Commercial
       Code

12     Election of the Independent Auditing Firm elected         Mgmt          No Action
       by the Board of Directors

13     Approve presentation of information to the shareholders   Mgmt          No Action
       about the assurances  given to the third parties

14     Amend the Company Article 3 according to the              Mgmt          No Action
       rules of Capital markets Board




--------------------------------------------------------------------------------------------------------------------------
 COLBUN SA                                                                                   Agenda Number:  702337177
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2867K130
    Meeting Type:  EGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  CLP3615W1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the modification of social by laws as             Mgmt          For                            For
       regards to stipulations related to the approval
       of operations with related parties and agreements
       of the      Board of Directors, specifically
       Articles 16th, 16th BIS and 17th , including
       the elimination of any of them, in order to
       fit them to the modifications     introduced
       by law 10.382 to the law 18.046 regarding stock
       Companies

2      Approve, agree and set forth the updated and              Mgmt          For                            For
       integrated text of social by     laws of Colbun
       S.A., incorporating the modifications to be
       approved by the    meeting in respect to the
       foregoing matters, eliminating from them the
       transitory provisions which have no
       longer effectiveness or application




--------------------------------------------------------------------------------------------------------------------------
 COLGATE-PALMOLIVE (INDIA) LTD, MUMBAI                                                       Agenda Number:  702031206
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1673X104
    Meeting Type:  AGM
    Meeting Date:  17-Jul-2009
          Ticker:
            ISIN:  INE259A01022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2009 and the profit and loss account for
       the YE on that date and the reports of the
       Directors and the Auditors

2.     Re-appoint Mr. R.A. Shah as a Director, who               Mgmt          For                            For
       retires by rotation

3.     Re-appoint Mr. K.V. Vaidyanathan as a Director,           Mgmt          For                            For
       who retires by rotation

S.4    Approve, pursuant to Section 163 of the Companies         Mgmt          For                            For
       Act, 1956 [hereinafter called the Act] and
       in supersession of the special resolution passed
       at the 52 AGM of the Company held on 23 SEP
       1993, that the registers of members, indices
       of members, copies of all annual returns prepared
       by the Company under Section 159 of the Act
       together with copies of certificates and documents
       required to be annexed thereto under Section
       161 of the Act or any one or more of them and
       other related books shall, with effect from
       01 AUG 2009 be kept at the offices of Messrs.
       Sharepro Services [India] Private Limited the
       registrars and share transfer agents, at 912,
       Raheja Centre, Free Press Journal Road, Nariman
       Point, Mumbai 400 021 and/or at 13AB, Samhita
       Warehousing Complex, Second Floor, Sakinaka
       Telephone Exchange Lane, Off Andheri-Kurla
       Road, Sakinaka, Andheri - East, Mumbai 400
       072 instead of at the Registered Office of
       the Company and that the registers, indices,
       returns, books, certificates and documents
       of the Company required to be maintained and
       kept open for inspection by the Members and/or
       any persons entitled thereto under the Act,
       be kept open for such inspection, at the place
       where they are kept, to the extent, in the
       manner and on payment of the fees, if any,
       specified in the act between the hours of 11:00
       a.m. and 1:00 p.m. on any working day [excluding
       Saturday] and except when the registers and
       books are closed under the Provisions of the
       Act or the Articles of Association of the Company

5.     Appoint the Auditors and approve to fix their             Mgmt          For                            For
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL INTL BK EGYPT S A E                                                              Agenda Number:  702254246
--------------------------------------------------------------------------------------------------------------------------
        Security:  M25561107
    Meeting Type:  EGM
    Meeting Date:  17-Mar-2010
          Ticker:
            ISIN:  EGS60121C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve to increase of the Bank's authorized              Mgmt          No Action
       capital from 5 milliar EGP to    become 20
       milliar EGP

2      Approve the modification of Articles No. 6,               Mgmt          No Action
       7, 8, 20 and 32 and abrogating    Articles
       No. 18, 34, 35, 36 and 37 from the Company
       main policy

3      Approve to write off of the bank shares from              Mgmt          No Action
       Kuwait and Abu Dhabi Stock      Exchanges




--------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL INTL BK EGYPT S A E                                                              Agenda Number:  702264932
--------------------------------------------------------------------------------------------------------------------------
        Security:  M25561107
    Meeting Type:  OGM
    Meeting Date:  17-Mar-2010
          Ticker:
            ISIN:  EGS60121C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the Board of Directors report and its             Mgmt          No Action
       financial positions for the FYE 31 DEC 2009

2.     Approve the Board of Auditors report and its              Mgmt          No Action
       financial statement

3.     Approve the financial statement for the YE 31             Mgmt          No Action
       DEC 2009

4.     Approve the appropriation account for year 2009           Mgmt          No Action

5.     Approve to release of Board of Directors responsibility   Mgmt          No Action
       upon FYE 31 DEC 2009

6.     Appointment of the External Auditors and decide           Mgmt          No Action
       on their fess

7.     Authorize the Board of Directors to effect donations      Mgmt          No Action
       during 2009

8.     Approve to advice shareholders of Board of Directors      Mgmt          No Action
       remuneration for 2010

9.     Approve the amendments effected to Board composition      Mgmt          No Action
       since last ordinary general assembly




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE GENERALE IMMOBILIERE - CGI, RABAT                                                 Agenda Number:  702456838
--------------------------------------------------------------------------------------------------------------------------
        Security:  V24249100
    Meeting Type:  OGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  MA0000011694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the modalities of the agenda which will           Mgmt          No Action
       be deliberated on the meeting

2      Approve to take note of M. Mohamed Saad Hassars           Mgmt          No Action
       resignation and gives him a   full and definite
       discharge for his administration mandate

3      Ratify the Societe RMA Watanya SAS mandate as             Mgmt          No Action
       a new member of the Board of    Directors

4      Approve the validation of the Company's financials        Mgmt          No Action
       as of 31 DEC 2009          reflecting a profit
       of MAD 555,038,630.65

5      Approve the profits allocation payment of a               Mgmt          No Action
       dividend of MAD 17 per share      starting
       15 SEP 2010

6      Approve the special report of External Auditors           Mgmt          No Action
       and validation of regulated   conventions with
       regards to Article 56 Law 1795 governing joint
       stock         Companies

7      Approve to give a full and defite discharge               Mgmt          No Action
       to the Board of Directors members and the External
       Auditors for their mandate with regards to
       the year 2009

8      Ratify the new External Auditor for 2010,2011             Mgmt          No Action
       and 2012

9      Grant full power to the holder of a copy or               Mgmt          No Action
       a certified true copy of the      general meetings
       minute in order to perform the formalities
       set by the law




--------------------------------------------------------------------------------------------------------------------------
 COMPAL ELECTRONICS INC                                                                      Agenda Number:  702450949
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y16907100
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002324001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 Audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 2.4 per share

B.3    Approve the issuance of new shares from capital           Mgmt          For                            For
       reserves; Proposed bonus issue: 20 for 1,000
       shares held

B.4    Approve the revision to the Articles of incorporation     Mgmt          For                            For

B.5    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.6    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.7    Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from participation in competitive
       business

B.8    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA BRASILEIRA DE DISTRIBUICAO                                                        Agenda Number:  702355062
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3055E381
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  BRPCARACNPA6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM H ONLY. THANK    YOU.

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

a      To take knowledge of the Directors accounts,              Non-Voting    No vote
       to examine, discuss and the      Company's
       consolidated financial statements for the FYE
       31 DEC 2009

b      Destination of the YE results of 2009                     Non-Voting    No vote

c      To approve the proposal for the capital budget            Non-Voting    No vote

d      Approval of the proposal of the referring administration  Non-Voting    No vote
       to the Plan of       Investment for 2010

e      To set the Director's remuneration                        Non-Voting    No vote

f      Acceptance of the order of resigns of Mr. Hakim           Non-Voting    No vote
       Laurent Aouani to the         position of Member
       of the Board of Directors of the Company

g      To elect Arnaud D.C.W.J. Strasser and Ulisses             Non-Voting    No vote
       Kameyama as the new Members of  the Board of
       Directors

h      Election of Members of the Finance Committee              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA BRASILEIRA DE DISTRIBUICAO, SAO PAULO                                             Agenda Number:  702027954
--------------------------------------------------------------------------------------------------------------------------
        Security:  P30558111
    Meeting Type:  EGM
    Meeting Date:  06-Jul-2009
          Ticker:
            ISIN:  BRPCARACNPR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

I.     To approve the acquisition by Mandala Empreendimentos     Non-Voting    No vote
       e Participacoes S.A. [Mandala], CBDs subsidiary,
       of 86,962,965 non-par, registered, common shares,
       representing 70.24 2 1% of the total voting
       capital stock of Globex Utilidades S.A. [Globex],
       held by Globex's controlling shareholders

II.    Should the operation provided for in item (i)             Non-Voting    No vote
       above be approved and once acquired Globex's
       control, to authorize Mandala to launch a tender
       offer for the acquisition of shares issued
       by Globex held by minority shareholders, in
       accordance with the Article 254-A of Law 6,404/76
       and CVM Rule 361/02 for the amount corresponding
       to 80% of the price to be paid to Globex's
       controlling shareholders

III.   To change the name of preferred shares issued             Non-Voting    No vote
       by CBD, ticker symbol PCAR4 to Class A preferred
       shares, without altering their rights

IV.    To create the Company's non-voting and non-negotiable     Non-Voting    No vote
       Class B preferred shares, which will entitle
       its holders to (a) a fixed dividend of BRL
       0.01 per share and (b) preemptive right in
       the reimbursement in the event CBD is liquidated
       which will be converted into Class A preferred
       shares, as determined by the Company and according
       to the schedule mentioned in the Management
       Proposal

V.     To increase the Company's capital stock in the            Non-Voting    No vote
       amount of at least, BRL 496,193,960.00 and
       at most BRL 664,361,840.00, by issuing from
       12,404,849 to 16,609,046 Class B preferred
       shares, where applicable, at the issue price
       of BRL 40.00 per share, defined according to
       item I of the Article 170 of Law 6,404/76,
       the Company will accept as payment of the Class
       B preferred shares, the credits held by Globex's
       shareholders against Mandala, deriving from
       the installment portion of the purchase price
       of its respective shares

VI.    To amend the Articles 4, paragraph 3, Article             Non-Voting    No vote
       5, Paragraphs 1, 2 and 3, Article 6, 'caput',
       and Article 35, item IV, sub-item 'c' of the
       Company's Bylaws, as well as to include Paragraphs
       4 and 5 in the Article 5, should previous items
       be approved




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA BRASILEIRA DE DISTRIBUICAO, SAO PAULO                                             Agenda Number:  702054761
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3055E381
    Meeting Type:  EGM
    Meeting Date:  05-Aug-2009
          Ticker:
            ISIN:  BRPCARACNPA6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

1.     To approve the Management proposal related to             Non-Voting    No vote
       the share acquisition representing 40% of total
       and voting capital of Barcelona Comercio Varejista
       e Atacadista S.A., its subsidiary which operates
       the "Assai" format

2.     Resignation and election of a new Member of               Non-Voting    No vote
       the Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA BRASILEIRA DE DISTRIBUICAO, SAO PAULO                                             Agenda Number:  702054812
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3055E415
    Meeting Type:  EGM
    Meeting Date:  05-Aug-2009
          Ticker:
            ISIN:  BRPCARD01PB9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Approve the Management proposal related to the            Non-Voting    No vote
       share acquisition representing 40% of the total
       and voting capital of Barcelona Comercio Varejista
       E Atacadista S.A., its subsidiary which operates
       the 'Assai' format

2.     Resignation and election of a new Member of               Non-Voting    No vote
       the Board of Director




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA DE BEBIDAS DAS AMERS - AMBEV                                                      Agenda Number:  702313925
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0273S127
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  BRAMBVACNPR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM IV ONLY. THANK   YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

I      To receive the accounts of the Board of Directors,        Non-Voting    No vote
       examine, discuss and vote  on the financial
       statements regarding the 2009 FY

II     To decide regarding the allocation of the net             Non-Voting    No vote
       profit from the FYE on 31 DEC   2009 as well
       as to ratify the distribution of interest on
       shareholders'       equity and dividends in
       meetings held on 13 APR 2009, 29 JUN 2009,
       11 AUG     2009 and 09 NOV 2009

III    To ratify the amounts paid as aggregate remuneration      Non-Voting    No vote
       attributed to the        managers of the Company
       for the FYE on 31 DEC 2009 and to establish
       the       aggregate remuneration of the managers
       for the 2010 FY

IV     Election of the Members of the Fiscal Committee           Mgmt          For                            For
       of the Company and approve

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA DE SANEAMENTO BASICO DO ESTADO DE SAO PAULO -SABESP                               Agenda Number:  702230513
--------------------------------------------------------------------------------------------------------------------------
        Security:  P8228H104
    Meeting Type:  EGM
    Meeting Date:  04-Mar-2010
          Ticker:
            ISIN:  BRSBSPACNOR5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST"           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU.

1.     Approve to re-ratify the accounts from Management         Mgmt          For                            For
       and financial statements    supported by the
       opinions of the Finance Committee and Outside
       Auditors,      regarding the 2008 FY, in accordance
       with the report from Management, the     balance
       sheet and corresponding explanatory notes,
       which were the object of   the decision of
       the general meeting of shareholders held on
       29 APR 2009

2.     Approve to re-ratify the resolution regarding             Mgmt          For                            For
       the allocation of profit        resolved on
       at the general meeting of shareholders held
       on 29 APR 2009




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA DE SANEAMENTO BASICO DO ESTADO DE SAO PAULO -SABESP                               Agenda Number:  702319028
--------------------------------------------------------------------------------------------------------------------------
        Security:  P8228H104
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  BRSBSPACNOR5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU.

1      Receive the administrators accounts, to examine,          Mgmt          For                            For
       discuss and vote on the      administrations
       report, the financial statements and the accounting
       statements accompanied by the Independent
       Auditors report regarding the FYE   on 31 DEC
       2009

2      Approve the destination of the net profits of             Mgmt          For                            For
       2009

3      Elect the Members of the Board of Directors               Mgmt          For                            For
       and elect the principal Members




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA ENERGETICA DE MINAS GERAIS                                                        Agenda Number:  702167431
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2577R102
    Meeting Type:  EGM
    Meeting Date:  10-Dec-2009
          Ticker:
            ISIN:  BRCMIGACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR
       ABSTAIN ARE ALLOWED. THANK YOU

1.     Approve to change in the composition of the               Mgmt          For                            For
       Board of Directors as a result of a resignation,
       in accordance with correspondence filed with
       the Company

2.     Approve that the guidance of a vote for the               Mgmt          For                            For
       representatives of the Company Energetica De
       Minas Gerais at the EGM of Cemig Distribuicao
       S.A. and Cemig Geracao E Transmissao S.A. to
       be held on 10 DEC 2009, if the composition
       of the Board of Directors of this Company is
       changed, in accordance with the previous item




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA ENERGETICA DE MINAS GERAIS                                                        Agenda Number:  702167443
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2577R110
    Meeting Type:  EGM
    Meeting Date:  10-Dec-2009
          Ticker:
            ISIN:  BRCMIGACNPR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 1 ONLY. THANK YOU

1.     Approve to change the composition of the Board            Mgmt          For                            For
       of Directors as a result of a resignation,
       in accordance with the correspondence filed
       with the Company

2.     Guidance of a vote for the representatives of             Non-Voting    No vote
       the Company Energetica de Minas Gerais at the
       EGM's of Cemig Distribuicao S.A. and Cemig
       Geracao E Transmissao S.A. to be held on 10
       DEC 2009, if the composition of the Board of
       Directors of this Company is changed, in accordance
       with the previous item




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA ENERGETICA DE MINAS GERAIS                                                        Agenda Number:  702181619
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2577R102
    Meeting Type:  EGM
    Meeting Date:  31-Dec-2009
          Ticker:
            ISIN:  BRCMIGACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Ratify the nomination and hiring of Amks Contadores       Mgmt          For                            For
       E Consultores Ltda, as    the Company responsible
       for valuing the assets that form the asset
       parcels    for the purpose of the spin-off
       of Rme-Rio Minas Energia Participacoes S.A.
       and the merger of each transferred part into
       Andrade Gutierrez Concessoes     S.A, Cemig
       and Luce Empreendimentos E Participacoes S.A,
       as described in the  private protocol and justification
       instrument for the spin-off of Rme Rio
       Minas Energia Participacoes S.A, as well as
       the drafting of the respective    valuation
       report of Rme-Rio Minas Energia Participacoes
       S.A.

2      Approve the mentioned valuation report of Rme-Rio         Mgmt          For                            For
       Minas Energia Participacoes S.A.

3      Approve the disproportional spin-off of Rme-Rio           Mgmt          For                            For
       Minas Energia Participacoes   S.A, under the
       exact terms of the protocol and justification
       for the spin-off of Rme-Rio minas Energia Participacoes
       S.A, leaving Andrade Gutierrez         Concessoes
       S.A, Cemig and Luce Empreendimentos E Participacoes
       S.A, and       Rme-Rio Minas Energia Participacoes
       S.A, responsible for 25% of the           obligations
       of Rme-Rio Minas Energia Participacoes S.A,
       existing to the date  of the approval of the
       mentioned spin-off, without joint liability
       among      them, as well as Leaving Equatorial
       Energia S.A, guarantor, to the others, of Rme-Rio
       Minas Energia Participacoes S.A, for its portion
       of the 25% of the    obligations of Rme-Rio
       Minas Energia Participacoes S.A, arising from
       any act  or fact that occurred before the date
       the spin-off was approved, without any  benefit
       of order




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA ENERGETICA DE MINAS GERAIS                                                        Agenda Number:  702184730
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2577R102
    Meeting Type:  EGM
    Meeting Date:  13-Jan-2010
          Ticker:
            ISIN:  BRCMIGACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES IN FAVOR 'AND' AGAINST             Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR
       ABSTAIN ARE ALLOWED. THANK YOU.

1.     Approve to decide regarding the instruction               Mgmt          For                            For
       for a favorable vote from the representative
       of the Company at the EGM of Cemig GT in regard
       to the increase of the share capital of that
       Company, going from BRL 2,896,785,358.90 to
       BRL 3,296,785,358.90, through the use of funds
       from the profit reserve account, without the
       issuance of new shares, and, in regard to the
       consequent amendment of the main part of Article
       5 of the Corporate Bylaws of that Company




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA ENERGETICA DE MINAS GERAIS                                                        Agenda Number:  702323558
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2577R110
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  BRCMIGACNPR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 4 ONLY. THANK    YOU.

1      Examination, discussion and vote on the management        Non-Voting    No vote
       report and financial       statements for the
       FY that ended on 31 DEC 2009, as well as the
       respective    complementary documents

2      Allocation of the net profit from the 2009 FY,            Non-Voting    No vote
       in the amount of BRL           1,861,403,000,
       in accordance with the provisions of Article
       192 of law 6404   of 15 DEC 1976, as amended

3      Determination of the form and date of payment             Non-Voting    No vote
       of the mandatory dividend, in   the amount
       of BRL 930,702,000

4      Election of full and alternate Members of the             Mgmt          For                            For
       Finance Committee and approve




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA ENERGETICA DE SAO PAULO                                                           Agenda Number:  702362637
--------------------------------------------------------------------------------------------------------------------------
        Security:  P25784193
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRCESPACNPB4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEMS C AND D ONLY.   THANK YOU.

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

A      To take the accounts of the Director's and financial      Non-Voting    No vote
       statements, accompanied  by the Independent
       Auditors' report and Finance Committee relating
       to FYE 31  DEC 2009

B      Proposal for the allocation of the net profit             Non-Voting    No vote
       from the FY including the       proposal for
       the establishment of an unrealized profit reserve,
       in accordance with the terms of Article 197
       Line II of Law number 640476, and the proposal
       for the distribution of dividends to the shareholders

C      Elect the Members of the Board of Directors               Mgmt          For                            For

D      Elect the Members of the Finance Committee and            Mgmt          For                            For
       your respective substitute




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA PARANAENSE DE ENERGIA - COPEL                                                     Agenda Number:  702042499
--------------------------------------------------------------------------------------------------------------------------
        Security:  P30557139
    Meeting Type:  EGM
    Meeting Date:  23-Jul-2009
          Ticker:
            ISIN:  BRCPLEACNPB9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Criteria for the application of the Annual Tariff         Non-Voting    No vote
       Readjustment Index - ITR/2009

2.     Nocturnal Pig-Breeding Program                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA PARANAENSE DE ENERGIA - COPEL                                                     Agenda Number:  702123439
--------------------------------------------------------------------------------------------------------------------------
        Security:  P30557139
    Meeting Type:  EGM
    Meeting Date:  30-Oct-2009
          Ticker:
            ISIN:  BRCPLEACNPB9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Ratification of the newspapers in which the               Non-Voting    No vote
       Company will publish those announcements stipulated
       by Federal Law 6404/76 and CVM Instruction
       207/1994, as determined by the 54th annual
       shareholder's meeting held on 23 APR 2009,
       and in accordance with the result of the bidding
       process won by F. Lopes Publicidade, for publication
       in the following newspapers: a] Gazeta do Povo
       [lot 1 - Curitiba]; and b] DCI- Diario Comercio,
       Industria & Servicos [lot 2 - Sao Paulo]




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA PARANAENSE DE ENERGIA - COPEL                                                     Agenda Number:  702313874
--------------------------------------------------------------------------------------------------------------------------
        Security:  P30557139
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  BRCPLEACNPB9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 3 ONLY. THANK    YOU.

1      To examine, discuss and vote upon the Board               Non-Voting    No vote
       of Directors annual report, the   financial
       statements relating to FYE 31 DEC 2009

2.a    Decision regarding the proposal from the executive        Non-Voting    No vote
       committee for the          allocation of net
       profit earned during the 2009 FY in the amount
       of BRL       1,026,433,358.09, including payment
       of profit or result sharing and a         consequent
       distribution of payments to shareholders in
       the amount of BRL      261,800,000 in the following
       manner, dividends, in the gross amount of BRL
       19,458,820.97 to be distributed as follows,
       BRL 0.06784 per common share CS,  BRL 0.12713
       per Class A Preferred Share PSA, and BRL 0.07463
       per Class B      Preferred Share PSB

2.b    Decision regarding the proposal from the Executive        Non-Voting    No vote
       Committee for the          allocation of net
       profit earned during the 2009 FY in the amount
       of BRL       1,026,433, 358.09, including payment
       of profit or result sharing, and a       consequent
       distribution of payments to share holders in
       the amount of BRL     261,800,000, in the following
       manner, interest on shareholders' equity in
       substitution of dividends, in the gross
       amount of BRL 230 million, of which   BRL 168
       million have already been declared and paid
       in advance on 07 DEC      2009, with the remaining
       amount of BRL 62 million, which should be
       distributed as follows, BRL 0.21556
       per common share CS, BRL 0.85756 per      Class
       A Preferred Share PSA, and BRL 0.23706 per
       Class B Preferred Share PSB

3      Elect the Members of the Finance Committee                Mgmt          For                            For

4      To set the Director's and the Finance Committee           Non-Voting    No vote
       global remuneration




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA SIDERURGICA NACIONAL                                                              Agenda Number:  702055876
--------------------------------------------------------------------------------------------------------------------------
        Security:  P8661X103
    Meeting Type:  EGM
    Meeting Date:  21-Aug-2009
          Ticker:
            ISIN:  BRCSNAACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.

1.     Approve to change of address of the Headquarters          Mgmt          For                            For
       of the Company to the City of Sao Paulo, State
       of Sao Paulo, at 3400 AV. Brigadeiro Faria
       Lima, 20th floor

2.     Amend Article 3 of the Corporate Bylaws of the            Mgmt          For                            For
       Company, to reflect the change of address mentioned
       in item 1 above

3.     Approve the cancellation of 8,539,828 shares              Mgmt          For                            For
       currently held in treasury, without a reduction
       of the share capital

4.     Amend Article 5 of the Corporate Bylaws of the            Mgmt          For                            For
       Company, to reflect the cancellation of shares
       mentioned in item 3

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA SIDERURGICA NACIONAL                                                              Agenda Number:  702075284
--------------------------------------------------------------------------------------------------------------------------
        Security:  P8661X103
    Meeting Type:  EGM
    Meeting Date:  14-Sep-2009
          Ticker:
            ISIN:  BRCSNAACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1.     Approve the cancellation of 29,684,400 shares             Mgmt          For                            For
       currently held in treasury, without a reduction
       of the share capital

2.     Amend the Article 5 of the Corporate Bylaws               Mgmt          For                            For
       of the Company, to reflect the cancellation
       of shares mentioned in Resolution 1 above

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA SIDERURGICA NACIONAL                                                              Agenda Number:  702195377
--------------------------------------------------------------------------------------------------------------------------
        Security:  P8661X103
    Meeting Type:  EGM
    Meeting Date:  29-Jan-2010
          Ticker:
            ISIN:  BRCSNAACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

I      Approve the protocol and justification of the             Mgmt          For                            For
       Merger by Companhia Siderurgica Nacional CSN
       of its subsidiary Galvasud S.A., a Company
       with Corporate        Taxpayer ID CNPJMF Number
       02.618.456.0001.45 Galvasud

II     Approve and ratify the hiring of KPMG Auditores           Mgmt          For                            For
       Independentes, the            specialized Company
       responsible for drafting the book valuation
       report on the net worth of Galvasud, to be
       transferred to CSN

III    Approve the mentioned book valuation report               Mgmt          For                            For
       on the net worth of Galvasud with a basis date
       of 31 DEC 2009

IV     Approve the Merger of Galvasud into CSN, under            Mgmt          For                            For
       the terms and conditions       established
       in the above mentioned protocol and justification
       of Merger

V      Authorize the Management of CSN to perform the            Mgmt          For                            For
       acts that are necessary for    the implementation
       of the Merger transaction to be decided on
       at the general  meeting for which this call
       notice is issued




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA SIDERURGICA NACIONAL                                                              Agenda Number:  702272826
--------------------------------------------------------------------------------------------------------------------------
        Security:  P8661X103
    Meeting Type:  EGM
    Meeting Date:  25-Mar-2010
          Ticker:
            ISIN:  BRCSNAACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to split the common shares issued by              Mgmt          For                            For
       the Company, in the proportion   of 2/1 i.e.,
       2 new shares in the place of 1 share existing
       on the date of the resolution, with the consequent
       amendment of Article 5 of the Corporate
       Bylaws

2      Approve to increase of the Company's authorized           Mgmt          For                            For
       capital limit to              2,400,000,000
       common shares, with the consequent amendment
       of Article 7 of    the Corporate Bylaws, to
       reflect the share split

       PLEASE NOTE THAT THIS IS A SECOND CALL [1ST               Non-Voting    No vote
       CALL ON 16 MAR 2010]. PRIOR INSTRUCTIONS REMAIN
       VALID UNLESS OTHERWISE STATED.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA SIDERURGICA NACIONAL                                                              Agenda Number:  702362435
--------------------------------------------------------------------------------------------------------------------------
        Security:  P8661X103
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRCSNAACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to examine, discuss and the financial             Mgmt          For                            For
       statements relating to the FYE  on 31 DEC 2009

2      Approve to decide regarding the allocation of             Mgmt          For                            For
       the net profit from the FYE on  31 DEC 2009,
       distribution of dividends and ratification
       of the distribution   of interest on Shareholder
       equity approved by the Board of Directors in
       a     meeting held on 17 DEC 2009, including
       the capital budget for the current FY, in compliance
       with Article 196 of Law Number 6404/76

3      Election of Members of the Board of Directors             Mgmt          For                            For

4      Approve to set the annual global remuneration             Mgmt          For                            For
       of the Administrators




--------------------------------------------------------------------------------------------------------------------------
 COMPANIA COLOMBIANA DE INVERSIONES SA, BOGOTA                                               Agenda Number:  702084966
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3774N100
    Meeting Type:  EGM
    Meeting Date:  22-Sep-2009
          Ticker:
            ISIN:  COP3774N1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the verification of the quorum                    Mgmt          For                            For

2.     Approve the minutes of the meeting                        Mgmt          For                            For

3.     Approve the designation of a Commission for               Mgmt          For                            For
       the approval and signing of the minutes of
       the meeting

4.     Approve the Merger Agreement for the absorption           Mgmt          For                            For
       between Compania Colombiana De Inversiones
       S.A. [Merging Company], Generar S.A. E.S.P,
       Merilectrica S.A., Merilectrica S.A. E Cia.
       S.A. E.S.P, Compania Colombiana De Energia
       S.A.S and Hidromontanitas S.A. E.S.P. [Absorbed
       Companies]

5.     Amend the By-laws of Compania Colombiana De               Mgmt          For                            For
       Inversiones S.A. so as to incorporate, regulate
       and adopt the provisions applicable to the
       carrying out of the activities of providing
       Public Services

6.     Approve the delegation to carry out the acts              Mgmt          For                            For
       necessary for the perfection of the Merger,
       to formalize the By-law amendment and to compile
       the Bylaws into a Single Sworn Deed




--------------------------------------------------------------------------------------------------------------------------
 COMPANIA DE MINAS BUENAVENTURA S.A.A.                                                       Agenda Number:  933148632
--------------------------------------------------------------------------------------------------------------------------
        Security:  204448104
    Meeting Type:  Special
    Meeting Date:  12-Oct-2009
          Ticker:  BVN
            ISIN:  US2044481040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     COMPANIA DE MINAS BUENAVENTURA S.A.A. (BUENAVENTURA)      Mgmt          For                            For
       DESIRES TO PURCHASE, SUBJECT TO SHAREHOLDER
       APPROVAL, ALL OF ITS COMMON SHARES HELD BY
       ITS WHOLLY-OWNED SUBSIDIARY, COMPANIA MINERA
       CONDESA S.A. (CONDESA). SUCH SHARES WILL BE
       HELD BY BUENAVENTURA AS TREASURY SHARES, ALL
       AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 COMPANIA DE MINAS BUENAVENTURA S.A.A.                                                       Agenda Number:  933209579
--------------------------------------------------------------------------------------------------------------------------
        Security:  204448104
    Meeting Type:  Annual
    Meeting Date:  26-Mar-2010
          Ticker:  BVN
            ISIN:  US2044481040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE ANNUAL REPORT AS OF DECEMBER,              Mgmt          For
       31, 2009. A PRELIMINARY SPANISH VERSION OF
       THE ANNUAL REPORT WILL BE AVAILABLE IN  THE
       COMPANY'S WEB SITE HTTP://WWW.BUENAVENTURA.COM/IR/.

02     TO APPROVE THE FINANCIAL STATEMENTS AS OF DECEMBER,       Mgmt          For
       31, 2009, WHICH WERE PUBLICLY REPORTED AND
       ARE IN OUR WEB SITE HTTP://WWW.BUENAVENTURA.COM/IR/
       (INCLUDED IN 4Q09 EARNINGS RELEASE).

03     TO APPOINT ERNST AND YOUNG (MEDINA, ZALDIVAR,             Mgmt          For
       PAREDES Y ASOCIADOS) AS EXTERNAL AUDITORS FOR
       FISCAL YEAR 2010.

04     TO APPROVE THE PAYMENT OF A CASH DIVIDEND OF              Mgmt          For
       US$0.30 PER SHARE OR ADS ACCORDING TO THE COMPANY'S
       DIVIDEND POLICY*.




--------------------------------------------------------------------------------------------------------------------------
 COMPANIA DE MINAS BUENAVENTURA SAA                                                          Agenda Number:  702096098
--------------------------------------------------------------------------------------------------------------------------
        Security:  P66805147
    Meeting Type:  OGM
    Meeting Date:  12-Oct-2009
          Ticker:
            ISIN:  PEP612001003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the purchase of shares of the Company's           Mgmt          For                            For
       own issuance in accordance with that which
       is established in Article 104, Paragraph 4
       of the general Company Law




--------------------------------------------------------------------------------------------------------------------------
 COMPANIA DE MINAS BUENAVENTURA SAA                                                          Agenda Number:  702270620
--------------------------------------------------------------------------------------------------------------------------
        Security:  P66805147
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  PEP612001003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve the Corporate Management  financial               Mgmt          For                            For
       statements and annual report

2      Approve the designation of the Outside Auditors           Mgmt          For                            For
       for the 2010 FY

3      Approve the distribution or allocation of the             Mgmt          For                            For
       profit

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 30 MAR 2010 (AND A THIRD CALL ON 05 APR
       2010). CONSEQUENTLY,   YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 COMPANIA GENERAL DE ELECTRICIDAD SA CGE (FORMERLY COMPANIA GENERAL DE ELECTRICID            Agenda Number:  702345326
--------------------------------------------------------------------------------------------------------------------------
        Security:  P30632106
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  CLP306321066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report, balance sheet, financial       Mgmt          For                            For
       statements and report of external Auditors
       regarding the period ended 31 DEC 2009

2      Approve to decide about the distribution of               Mgmt          For                            For
       profits of the period 2009 and specially, the
       payment of a definitive dividend of USD 37
       per share

3      Approve to inform about the policy of dividends           Mgmt          For                            For
       agreed by the Board of Directors for the period
       2010

4      Approve the fixing of the remuneration of the             Mgmt          For                            For
       Board of Directors for the period 2010 and
       inform on the expenses incurred by the Board
       of Directors corresponding to the period 2009

5      Approve the fixing of the remuneration of the             Mgmt          For                            For
       committee of Directors decision on its budget
       for the period 2010 and report on its activities,
       expenses and submittal of the annual management
       report of the Committee of Directors, regarding
       the period 2009

6      Appointment of external Auditors for the period           Mgmt          For                            For
       2010

7      Receive the report on the agreements of the               Mgmt          For                            For
       Board of Directors related to the operations
       considered in Articles 44 and 89 of the Law
       18.046 previous to its modification through
       the Law 20.382

8      Election of the Board of Directors of the Company         Mgmt          For                            For

9      Approve to decide the newspaper on which the              Mgmt          For                            For
       calls for Stockholders meetings of the Company
       shall be published

10     Approve any other matter of social interest,              Non-Voting    No vote
       being of the competency of the regular general
       stockholders meeting




--------------------------------------------------------------------------------------------------------------------------
 COMPANIA SUD AMERICANA DE VAPORES SA VAPORES                                                Agenda Number:  702061235
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3064M101
    Meeting Type:  EGM
    Meeting Date:  18-Aug-2009
          Ticker:
            ISIN:  CLP3064M1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Ratify the agreements related to the capital              Mgmt          For                            For
       of the Company decided at the Extraordinary
       meeting of shareholders held last 30 JAN

2.     Approve to leave null and void the capital increase       Mgmt          For                            For
       of the Company agreed at the Extraordinary
       meeting of shareholders last 30 JAN, in the
       part pending of investment, so that said capital
       remain in the amount effectively subscribed
       and paid-up

3.     Approve to deduct from the amount of paid capital,        Mgmt          For                            For
       the item regarding costs of issuance and allotment
       of shares that could have taken place, in order
       to comply with form letter NBR. 1370, of 1998,
       of the Superintendency of securities and insurance,
       with its modifications

4.     Approve to agree a new capital increase of the            Mgmt          For                            For
       Company in the amount of USD 300,000,000, or
       in the amount determined by the shareholders
       meeting, through the issuance of cash shares,
       this capital increase must be subscribed and
       paid within to 3 years as from the date of
       the meeting

5.     Approve to eliminate the second provisional               Mgmt          For                            For
       Article for having lost its effective date

6.     Adopt the reforms of by laws and all other agreements,    Mgmt          For                            For
       that could be necessary or convenient for the
       materialization of decisions to be resolved
       by the meeting




--------------------------------------------------------------------------------------------------------------------------
 COMPANIA SUD AMERICANA DE VAPORES SA VAPORES                                                Agenda Number:  702169714
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3064M101
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2009
          Ticker:
            ISIN:  CLP3064M1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to deduct from the capital of the Company         Mgmt          For                            For
       any less value of allocation of shares that
       could have taken place at the date of the meeting
       called by reason of the partial allocation
       of the capital increase agreed at the special
       stockholders meeting of 18 AUG 2009, so that
       the part paid of the stock capital may match
       with the funds effectively received by the
       Company by way of capital at the date of the
       meeting called for 18 DEC,  and to maintain,
       modify or leave null and void the capital increase
       of the Company agreed at the special stockholders
       meeting of 18 AUG 2009, in the part pending
       of allocation

2.     Approve to deduct from the amount of paid in              Mgmt          For                            For
       capital the account of costs of issuance and
       allotment of shares that could have taken place,
       in order to comply with form letter number
       1.370 of 1998, of the Superintendency of securities
       and insurance, with its modifications

3.     Approve to agree a new capital increase of the            Mgmt          For                            For
       Company in the amount of USD 360,000,000, or
       in the amount determined by the stockholders
       meeting, through the issuance of cash shares;
       this capital increase should be subscribed
       and paid up within a term of up to 1 year,
       counted as from the date of the meeting

4.     Adopt the reforms of By Laws and all other agreements     Mgmt          For                            For
       that may be necessary or convenient for the
       implementation of decisions to be resolved
       by the stockholders meeting




--------------------------------------------------------------------------------------------------------------------------
 COMPANIA SUD AMERICANA DE VAPORES SA VAPORES                                                Agenda Number:  702337064
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3064M101
    Meeting Type:  OGM
    Meeting Date:  16-Apr-2010
          Ticker:
            ISIN:  CLP3064M1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report, balance sheet and              Mgmt          For                            For
       other financial statements       audited, corresponding
       to the period 01 JAN to 31 DEC 2009; be informed
       of    the status of the Company and reports
       of the External Auditors

2      Approve to fix the remuneration of the Board              Mgmt          For                            For
       of Directors for FY 2010

3      Approve to fix the remuneration of the Committee          Mgmt          For                            For
       of the Directors and the     budget of expenses
       of its operation for the period 2010

4      Appointment of the External Auditors and Rating           Mgmt          For                            For
       Agencies

5      Approve the explanatory statement of the operations       Mgmt          For                            For
       referred to in Article 44 of the Law 18.046,
       belonging all of them to the regular business
       line of the  Company and that were unanimously
       approved by the Board of Directors

6      Approve the regularization of the operation               Mgmt          For                            For
       of the Committee in accordance    with the
       regulations in force

7      Other matters of social interest inherent to              Non-Voting    No vote
       the stockholders meeting         convoked




--------------------------------------------------------------------------------------------------------------------------
 COMSTAR-UNITED TELESYSTEMS OJSC, MOSCOW                                                     Agenda Number:  702161097
--------------------------------------------------------------------------------------------------------------------------
        Security:  47972P208
    Meeting Type:  EGM
    Meeting Date:  04-Dec-2009
          Ticker:
            ISIN:  US47972P2083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to perform the functions of the Chairman          Mgmt          For                            For
       of the general meeting of JSC COMSTAR-UTS shareholders,
       by the Chairman of the Board of Directors of
       the Company; and to perform the functions of
       the Secretary of the general meeting of JSC
       COMSTAR-UTS shareholders, by the Corporate
       Secretary of the Company

2.     Approve to terminate before the time the powers           Mgmt          For                            For
       of JSC COMSTAR-UTS Board Members

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE NOTE THAT ONLY A VOTE
       "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS.

3.1    Elect Backmayer Ulf as a Member of the Board              Mgmt          For                            For
       of Directors of JSC COMSTAR United TeleSystems

3.2    Elect Winkler Thomas as a Member of the Board             Mgmt          For                            For
       of Directors of JSC COMSTAR United TeleSystems

3.3    Elect Gerchuk Mikhail Yuryevich as a Member               Mgmt          For                            For
       of the Board of Directors of JSC COMSTAR United
       TeleSystems

3.4    Elect Markov Konstantin Viktorovich as a Member           Mgmt          For                            For
       of the Board of Directors of JSC COMSTAR United
       TeleSystems

3.5    Elect Pridantsev Sergey Vladimirovich as a Member         Mgmt          For                            For
       of the Board of Directors of JSC COMSTAR United
       TeleSystems

3.6    Elect Redling Yngve as a Member of the Board              Mgmt          For                            For
       of Directors of JSC COMSTAR United TeleSystems

3.7    Elect Holtrop Thomas as a Member of the Board             Mgmt          For                            For
       of Directors of JSC COMSTAR United TeleSystems

3.8    Elect Hecker Michael as a Member of the Board             Mgmt          For                            For
       of Directors of JSC COMSTAR United TeleSystems

3.9    Elect Shamolin Mikhail Valeryevich as a Member            Mgmt          For                            For
       of the Board of Directors of JSC COMSTAR United
       TeleSystems




--------------------------------------------------------------------------------------------------------------------------
 CONSORCIO ARA S A DE C V                                                                    Agenda Number:  702093814
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3084R106
    Meeting Type:  OGM
    Meeting Date:  01-Oct-2009
          Ticker:
            ISIN:  MXP001161019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report concerning the acquisition             Mgmt          For                            For
       of own shares and the policies related to such
       operations, resolutions in this regard

2.     Receive the report concerning the stock plan              Mgmt          For                            For
       for the Executives and the employees of the
       Company, resolutions in this regard

3.     Approve the designation of Special Delegates              Mgmt          For                            For
       of the general meeting for the performance
       and formalization of its resolutions




--------------------------------------------------------------------------------------------------------------------------
 CONSORCIO ARA S A DE C V                                                                    Agenda Number:  702319042
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3084R106
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  MXP001161019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Receive, if relevant, approve the reports that            Mgmt          For                            For
       are referred to in Article 28, Part IV, of
       the Securities Market Law, including the presentation
       of the      financial statements of the Company
       for the FY that ended on 31 DEC 2009

II     Receive the report regarding the fulfillment              Mgmt          For                            For
       of the tax obligations of the    Company, in
       compliance with applicable legal provisions

III    Approve the allocation of results, including              Mgmt          For                            For
       the declaration and payment of a cash dividend

IV     Approve the designation or ratify the Members             Mgmt          For                            For
       of the Board of Directors as    well as of
       the Secretary and Vice Secretary of the Company,
       resolution        regarding the term in office
       and remuneration of said persons

V      Approve the designation or ratify the Chairperson         Mgmt          For                            For
       of the Audit Committee

VI     Approve the designation or ratify the Chairperson         Mgmt          For                            For
       of the Corporate Practices  Committee

VII    Approve the maximum amount of funds that can              Mgmt          For                            For
       be allocated to the acquisition  of the shares
       of the Company, in accordance with the terms
       provided for in    Article 56, Part IV, of
       the Securities Market Law, and presentation
       of the    report regarding the policies and
       resolutions passed by the board of
       Directors of the Company, in relation to the
       purchase and sale of such shares

VIII   Approve the designation of special delegates              Mgmt          For                            For
       from the meeting to execute and  formalize
       its resolutions




--------------------------------------------------------------------------------------------------------------------------
 CONTAINER CORPN OF INDIA LTD                                                                Agenda Number:  702085285
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1740A137
    Meeting Type:  AGM
    Meeting Date:  19-Sep-2009
          Ticker:
            ISIN:  INE111A01017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2009, profit and loss account for the YE
       on that date and the reports of the Board of
       Directors and the Auditors thereon

2.     Approve the payment of interim dividend and               Mgmt          For                            For
       declare a dividend on equity shares for the
       FYE 31 MAR 2009

3.     Re-appoint Shri Anil Kumar Gupta as a Director,           Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Shri Yash Vardhan as a Director,               Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Shri S.K. Das as a Director, who               Mgmt          For                            For
       retires by rotation

6.     Approve to note the appointment of M/s. Hingorani         Mgmt          For                            For
       M. & Co., Chartered Accountants, New Delhi,
       as the Statutory Auditors of the Company for
       the FY 2008-2009, in terms of the order no.
       CA. V/COY/CENTRAL GOVT., CCIL(5)/234 dated
       06 AUG 2007 of C & AG of India

7.     Appoint Shri Shri Prakash as a Part-time Chairman         Mgmt          For                            For
       of the Company, who is liable to retire by
       rotation, with effect from 23 OCT 2008 in terms
       of Railway Board's order no. 2004/PL/51/3 dated
       23 OCT 2008

8.     Appoint Shri Tehmuras R. Doongaji as a Director           Mgmt          For                            For
       of the Company, who is liable to retire by
       rotation, with effect from 04 APR 2008 in terms
       of Railway Board's order no. 2005/ PL/51/1
       dated 04 APR 2008




--------------------------------------------------------------------------------------------------------------------------
 CONTROLADORA COMERCIAL MEXICANA SAB DE CV                                                   Agenda Number:  702361825
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3097R168
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  MXP200821413
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Approve the presentation of the annual reports            Mgmt          For                            For
       regarding the activities       conducted by
       the Audit Committee, and by the Corporate Practices
       Committee,   presentation of the report from
       the General Director of the Group, for the
       FYE on 31 DEC 2009, presentation of the
       individual and consolidated financial statements
       of Controladora Comercial Mexicana, S.A.B.
       de C.V., after reading  of the opinion of the
       outside auditor, opinion of the Board of Directors
       regarding the content of said report,
       report from the board of Directors      regarding
       the content of said report, report from the
       Board of Directors      regarding the transactions
       and activities in which it has intervened during
       the FYE on 31 DEC 2009, and report from the
       Board of Directors that is        referred
       to in line b of article 172 of the general
       Mercantile Companies Law, CONTD.

-      CONTD. report of transactions for the purchase            Non-Voting    No vote
       and placement of shares of the Company and
       report on the fulfillment of tax obligations,
       resolutions         regarding the information
       presented and the acts done by the Board of
       Directors, its committees, the General
       Director and the Secretary

II     Approve to determine regarding the allocation             Mgmt          For                            For
       of the result of the fiscal     year and definition
       of the amount of funds that can be allocated
       to the       purchase of the shares of the
       Company during the FY

III    Appointment or ratification if relevant of the            Mgmt          For                            For
       Members who will make up the

IV     Receive the report regarding the restructuring            Mgmt          For                            For
       of the financial debt of the   Company and
       of the transactions carried out in this regard,
       applicable        resolutions

V      Approve the designation of the delegates who              Mgmt          For                            For
       will be charged with taking the  measures and
       steps that are necessary to achieve the complete
       formalization   of the resolutions that are
       passed




--------------------------------------------------------------------------------------------------------------------------
 CONTROLADORA COMERCIAL MEXICANA SAB DE CV                                                   Agenda Number:  702475989
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3097R168
    Meeting Type:  EGM
    Meeting Date:  11-Jun-2010
          Ticker:
            ISIN:  MXP200821413
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN INFORMATION MEETING.          Non-Voting    No vote
       SHOULD YOU WISH TO ATTEND    THE MEETING PERSONALLY,
       YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING
       YOUR CLIENT REPRESENTATIVE. THANK YOU

1      On the basis of Article 47 of the Securities              Non-Voting    No vote
       Market Law, presentation and, if deemed appropriate,
       approval of the terms and conditions under
       which the      restructuring of the financial
       debt of the Company is intended to be carried
       out; resolutions in this regard

2      Discussion, and if deemed appropriate designation         Non-Voting    No vote
       of the representatives who  should carry out
       and conclude the negotiation of the terms and
       conditions     under which the restructuring
       of the financial debt of the Company is
       intended to be carried out and granting
       of special authority to, at the       appropriate
       time, sign all those legal documents and take
       the actions         necessary or appropriate
       to formalize said restructuring; resolutions
       in this regard

3      On the basis of Article 47 of the Securities              Non-Voting    No vote
       Market Law, presentation and, if deemed appropriate,
       authorization for the Company to enter bankruptcy
       proceedings on the basis of the Mercantile
       Bankruptcy Law, to implement the   restructuring
       of its financial debt; resolutions in this
       regard

4      Designation of the delegates who will formalize           Non-Voting    No vote
       and carry out the resolutions passed by the
       EGM of shareholders




--------------------------------------------------------------------------------------------------------------------------
 CORETRONIC CORPORATION                                                                      Agenda Number:  702451028
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1756P119
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0005371009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 679969 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of capital injection by issuing new            Non-Voting    No vote
       shares or global depositary receipt

A.4    The status of buyback treasury stocks and conditions      Non-Voting    No vote
       of transferring to employees

A.5    The establishment for the rules of the Board              Non-Voting    No vote
       meeting

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 Profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 2.8  per share

B.3    Approve the proposal of capital injection by              Mgmt          For                            For
       issuing new shares or global depositary receipt

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve to revise the rules of the election               Mgmt          For                            For
       of the Directors and Supervisors

B.6    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans, endorsement and guarantee

B71.1  Election of Mr. Wade Chang [ID No: 5] as a Director       Mgmt          For                            For

B71.2  Election of Mr. Frank Juang [ID No: 168] as               Mgmt          For                            For
       a Director

B71.3  Election of Hsun Chieh Investment Ltd [ID No:             Mgmt          For                            For
       29798/70761592] as a Director

B71.4  Election of Mr. Robert Hung [ID No: C100504640]           Mgmt          For                            For
       as a Director

B72.1  Election of Mr. Ted T. C. Tu [ID No: A11039109]           Mgmt          For                            For
       as an Independent Director

B72.2  Election of Mr. Yen-Chun Wang [ID No: F100264199]         Mgmt          For                            For
       as an Independent Director

B72.3  Election of Mr. Han-Ping D. Shieh [ID No: B100613081]     Mgmt          For                            For
       as an Independent Director

B.8    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in competitive business

B.9    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CORPBANCA                                                                                   Agenda Number:  702094967
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV02736
    Meeting Type:  EGM
    Meeting Date:  15-Oct-2009
          Ticker:
            ISIN:  CLCORX290014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to reduce the number of Regular Directors,        Mgmt          For                            For
       from 11 to 9, and increase of the number of
       Alternate Directors from 1 to 2, and the modification,
       to these effects, of Article 11 of the By laws,
       as well as the granting of power of attorney
       to the General Manager to request the prior
       authorization to the Superintendence of Banks
       and Financial Institutions, pursuant to paragraph
       2nd of Number 4 of Article 49 of Banks General
       Law

2.     Approve the appointment of the 9 Regular Directors        Mgmt          For                            For
       and the 2 Alternate Directors should proceed,
       who shall perform their duties for the period
       of 3 years, counted from the date of their
       appointment

3.     Grant authority to transfer the shares of own             Mgmt          For                            For
       issuance of the property of the Bank, equivalent
       to 2, 5% of the capital stock, amounting to
       5.672.732.254 shares, which, in accordance
       with Article 27 C of the Law of Stock Companies
       and Article 29 of its regulation, would be
       preferably offered to stockholders inscribed
       with 5 working days in advance at the respective
       shareholders register, at prorate of their
       stock ownership, for a term of 30 days counted
       from the date of publication of the stock option,
       the granting to stockholders or their assignees
       of a second period of preferential option shall
       also be submitted to the consideration of the
       Board of Directors, as regards to stockholders
       or their assignees acquiring shares during
       such first preferential period of offer, and
       that would have stated their will to acquire
       the remaining shares not being acquired, in
       turn, during the initial period by stockholders
       or their assignees, the right of this second
       period would be the acquiring of the prorate
       they are entitled to in the shares remaining
       after the initial period of preferential offer,
       right that should be executed within the term
       of 45 days counted from the maturity of the
       period referred to above, the aforementioned
       is consistent with the fact that the Board
       of Directors may determine another procedure
       for a second preferential option

4.     Authorize the Board of Directors to set the               Mgmt          For                            For
       price of the shares to be transferred in the
       periods of preferential offer agreed by the
       Board of Directors

5.     Approve the adjustment of references of Bylaws            Mgmt          For                            For
       to the pertinent Articles of Banks General
       Law and other legislation, and specially, the
       modifications of the specified provisions,
       I. Article 15, referring to requirements established
       for the approval of related operations, proposing
       their adjustment to the present terms set forth
       in Article 50 BIS of Law 18.046 II., Article
       12, referring to the remuneration of Board
       of Directors Members, proposing to leave evidence
       that same may be remunerated or not III. Article
       20, Letter J, establishing the requirement
       to report to the Board meetings all acquisitions
       or transfers of assets made by the bank it
       is proposed to leave null and void such requirement,
       eliminating the pertinent provision IV. Articles
       25 and 27, referring to the matters that should
       be acknowledged by the extraordinary stockholders
       meeting, and the quorum necessary so that those
       may be agreed, proposing to adjust them to
       the present legislation in force V. title VIII,
       concerning dissolution and liquidation, proposing
       to adjust it to the present provisions of banks
       general law VI. single transitory Article,
       to update it, leaving evidence that the total
       of shares are fully subscribed and paid

6.     Approve to agree the sole, integrated and standardized    Mgmt          For                            For
       text of Bylaws, including the modifications
       agreed in the Board of Directors

7.     Adopt all agreements and grant all powers of              Mgmt          For                            For
       attorney necessary for the complete formalization
       and legalization of the matters referred to
       above evidence was stated that to the effects
       of the call to extraordinary general stockholders
       meeting, due to the nature of the matter referring
       to the reduction of the number of Directors,
       please bear in mind that said decision has
       been previously authorized by the superintendence
       of Banks and Financial Institutions




--------------------------------------------------------------------------------------------------------------------------
 CORPBANCA                                                                                   Agenda Number:  702247304
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV02736
    Meeting Type:  OGM
    Meeting Date:  25-Feb-2010
          Ticker:
            ISIN:  CLCORX290014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 654461 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the annual report, general balance sheet,         Mgmt          For                            For
       financial statements, its notes and report
       of External Auditors corresponding to the period
       between 01 JAN and 31 DEC 2009

2.     Appointment of the External Auditors for year             Mgmt          For                            For
       2010

3.     Approve to fix the remunerations of Board of              Mgmt          For                            For
       Directors Members

4.     Acknowledge the information on the operations             Mgmt          For                            For
       referred to in Articles 146 and following of
       the Law 18.046

5.     Approve the proposal of the Board of Directors            Mgmt          For                            For
       regarding the distribution of 100% of the profits
       of FY 2009, amounting to CLP 85,108,675,320;
       this amount shall be distributed as dividend
       among the total of the shares issued by the
       bank, amounting to 226,909,290,577, to which
       the number of shares not sold once ended the
       second period of the Programa De Venta De Acciones
       De Propia Emision, shall be deducted, by which
       the amount of 66,459,481 shares were offered
       for sale; the dividend, if approved, would
       be paid once the stockholders meeting is adjourned,
       and all stockholders inscribed at the Register
       of Stockholders with 5 working days in advance
       to the date set forth for its payment shall
       have the right to it

6.     Approve to set forth the dividends policy proposed        Mgmt          For                            For
       by the Board of Directors, which, considering
       the changes arising from the implementation
       of IFRS accounting standards, agreed to propose
       to allocate, at least, the 50% of the profits
       of the respective period, being they calculated
       on the total of the profits of the period,
       discounted an amount that before the application
       of IFRS standards constituted the monetary
       correction, so that the capital and reserves
       are kept constant in actual terms

7.     Approve to fix the remunerations and budgets              Mgmt          For                            For
       of the Directors Committee and report on its
       activities

8.     Approve to fix the remunerations and budget               Mgmt          For                            For
       of the Auditing Committee and report on its
       activities

9.     Election of the newspaper for Legal Publications          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CORPBANCA S.A.                                                                              Agenda Number:  933148959
--------------------------------------------------------------------------------------------------------------------------
        Security:  21987A209
    Meeting Type:  Special
    Meeting Date:  15-Oct-2009
          Ticker:  BCA
            ISIN:  US21987A2096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     REDUCING THE NUMBER OF DIRECTORS FROM ELEVEN              Mgmt          For                            For
       TO NINE AND INCREASING THE NUMBER OF ALTERNATE
       DIRECTORS FROM ONE TO TWO.

02     SHOULD POINT 1 BE APPROVED, NINE DIRECTORS AND            Mgmt          For                            For
       TWO ALTERNATE DIRECTORS WOULD NEED TO BE APPOINTED.

03     AUTHORIZING THE SALE OF THE BANK'S OWN SHARES,            Mgmt          For                            For
       EQUIVALENT TO 2.5% OF SHARE CAPITAL, AMOUNTING
       TO 5,672,732,264 SHARES.

04     AUTHORIZING THE BOARD TO SET THE PRICE OF THE             Mgmt          For                            For
       SHARES TO BE SOLD IN THE PREFERENTIAL OFFER
       PERIODS AGREED UPON BY SHAREHOLDERS.

5A     ARTICLE 15, FOR APPROVING RELATED PARTY TRANSACTIONS,     Mgmt          For                            For
       PROPOSING MODIFICATIONS TO MATCH CURRENT TERMS
       IN ARTICLE 50 BIS OF LAW.

5B     ARTICLE 12, ON DIRECTOR COMPENSATION, PROPOSING           Mgmt          For                            For
       TO SPECIFY THAT DIRECTORS MAY OR MAY NOT BE
       COMPENSATED.

5C     ARTICLE 20, LETTER J), WHICH ESTABLISHES REQUIREMENT      Mgmt          For                            For
       OF INFORMING BOARD OF ALL ASSET PURCHASES OR
       SALES MADE BY BANK.

5D     ARTICLES 25 AND 27, REGARDING MATTERS THAT SHOULD         Mgmt          For                            For
       BE BROUGHT TO THE ATTENTION OF SHAREHOLDERS.

5E     TITLE VIII, DISSOLUTION & LIQUIDATION, PROPOSING          Mgmt          For                            For
       MODIFICATIONS TO MATCH CURRENT TERMS OF STANDARDS
       IN THE GENERAL BANKING LAW.

5F     SOLE TRANSITORY ARTICLE, UPDATING AND LEAVING             Mgmt          For                            For
       RECORD THAT ALL SHARES ARE FULLY SUBSCRIBED
       AND PAID.

06     AGREEING ON ONE SOLE, MODIFIED & SYSTEMATIZED             Mgmt          For                            For
       TEXT FOR BY-LAWS, INCLUDING ANY MODIFICATIONS
       AGREED UPON BY SHAREHOLDERS.

07     ADOPTING ALL AGREEMENTS & GRANTING POWERS NECESSARY       Mgmt          For                            For
       TO FORMALIZE AND LEGALIZE THE MATTERS CONTAINED
       IN THE PRECEDING POINTS.




--------------------------------------------------------------------------------------------------------------------------
 CORPBANCA S.A.                                                                              Agenda Number:  933190186
--------------------------------------------------------------------------------------------------------------------------
        Security:  21987A209
    Meeting Type:  Special
    Meeting Date:  25-Feb-2010
          Ticker:  BCA
            ISIN:  US21987A2096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE ANNUAL REPORT, THE GENERAL BALANCE         Mgmt          For
       SHEET, THE FINANCIAL STATEMENTS AND THEIR RESPECTIVE
       NOTES, AND THE REPORT OF THE EXTERNAL AUDITORS
       CORRESPONDING TO THE YEAR COMPRISED BETWEEN
       JANUARY 1 AND DECEMBER 31, 2009.

02     TO DESIGNATE THE EXTERNAL AUDITORS FOR THE YEAR           Mgmt          For
       2010.

03     TO DETERMINE AND APPROVE THE FEES FOR THE COMPANY'S       Mgmt          For
       BOARD MEMBERS.

04     TO REPORT ABOUT THE OPERATIONS REFERRED TO ARTICLES       Mgmt          For
       146 AND FOLLOWING OF LAW N 18,046

05     TO DECIDE ABOUT THE BOARD'S PROPOSAL TO DISTRIBUTE        Mgmt          For
       100% OF THE COMPANY'S 2009 PROFITS.

06     TO ESTABLISH THE DIVIDEND POLICY PROPOSED BY              Mgmt          For
       THE BOARD, ALL AS MORE FULLY DESCRIBED IN THE
       PROXY STATEMENT.

07     TO ESTABLISH THE FEES AND BUDGET FOR THE DIRECTORS'       Mgmt          For
       COMMITTEE AND REPORT ABOUT THEIR ACTIVITIES.

08     TO ESTABLISH THE FEES AND BUDGET FOR THE AUDIT            Mgmt          For
       COMMITTEE AND REPORT ABOUT THEIR ACTIVITIES.

09     TO DESIGNATE THE NEWSPAPER IN WHICH TO PUBLISH            Mgmt          For
       THE COMPANY'S LEGAL NOTICES.




--------------------------------------------------------------------------------------------------------------------------
 CORPORACION FINANCIERA COLOMBIANA S.A.                                                      Agenda Number:  702230880
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV12685
    Meeting Type:  OGM
    Meeting Date:  05-Mar-2010
          Ticker:
            ISIN:  COC12AO00103
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the verification of the quorum                    Mgmt          For                            For

2.     Approve the agenda                                        Mgmt          For                            For

3.     Approve the designation of the committee to               Mgmt          For                            For
       approve the meeting minutes

4.     Approve the reports from the Board of Directors           Mgmt          For                            For
       and from the President of the Corporation for
       the JUL-DEC 2009 fiscal period

5.     Approve the individual and consolidated financial         Mgmt          For                            For
       statements to 31 DEC 2009

6.     Approve the Auditor's opinion                             Mgmt          For                            For

7.     Approve the reports from the Management and               Mgmt          For                            For
       the financial statements

8.     Approve the plan for the distribution of profits          Mgmt          For                            For

9.     Approve the report from the Board of Directors            Mgmt          For                            For
       regarding the activities of    the Audit Committee

10.    Elect the Board of Directors and approve the              Mgmt          For                            For
       establishment of compensation

11.    Elect the Auditor and approve to set the compensation     Mgmt          For                            For
       and funds for his or

12.    Approve the donations report                              Mgmt          Against                        Against

13.    Amend the Corporate Bylaws                                Mgmt          For                            For

14.    Proposals and various                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CORPORACION GEO SAB DE CV                                                                   Agenda Number:  702311919
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3142C117
    Meeting Type:  AGM
    Meeting Date:  14-Apr-2010
          Ticker:
            ISIN:  MXP3142C1177
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Receive the report from the Board of Directors            Mgmt          For                            For
       under the terms of Article 172 of the General
       Mercantile Company law and Article 28, Part
       IV of the          Securities Market Law concerning
       the results of the Company and the
       transactions operations and activities in
       which it intervened in accordance   with the
       securities market law during the FYE on 31
       DEC 2009, including the   individual and consolidated
       financial statements of the Company and the
       report on the compliance with the tax
       obligations in accordance with that     provided
       by Subsection XX of Article 86 of the income
       tax law

II     Receive the report from the general Director              Mgmt          For                            For
       in accordance with Article 172   of the general
       Mercantile Companies Law, accompanied by the
       opinion of the    outside Auditor and the opinion
       of the Board of Directors regarding the
       report from the general Director, in compliance
       with Article 21 of the        Corporate By-Laws

III    Receive the annual report from the audit and              Mgmt          For                            For
       corporate practices Committee    regarding
       its activities in accordance with Article 36,
       Part IV, Line A, of   the Corporate By-Laws
       and Article 28 of the Securities Market Law

IV     Approve the allocation of results from the FY             Mgmt          For                            For
       that ended on 31 DEC 2009

V      Approve the determination of the maximum amount           Mgmt          For                            For
       of funds that can be          allocated t o
       the purchase of the Company's own shares in
       accordance with the terms of Article 12 of
       the Corporate By-Laws and Article 56 of the
       Securities Market Law

VI     Appointment and or ratification of the Members            Mgmt          For                            For
       of the Board of Directors,

VII    Approve the designation and or ratification               Mgmt          For                            For
       of the Members of the audit and   Corporate
       Practices Committee, appointment and if relevant
       ratification of    the Chairperson of each
       of said Committees in compliance with that
       which is   provided for by Article 43 of the
       Securities Market Law

VIII   Approve the remuneration for the Members of               Mgmt          For                            For
       the Board of Directors of the     Company,
       both full and alternate, Secretary and Members
       of the audit and      Corporate Practices Committee

IX     Approve the designation of delegates who will             Mgmt          For                            For
       carry out and formalize the     resolutions
       passed by the AGM of shareholders




--------------------------------------------------------------------------------------------------------------------------
 CORPORATE COMMERCIAL BANK A.D., SOFIA                                                       Agenda Number:  702315006
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1750T100
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  BG1100129052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve and adopts the 2009 audited annual financial      Mgmt          For                            For
       statement of the Bank    for 2009, the Auditor's
       report and annual report of the Management
       Board      about the Bank's activity in 2009;
       the 2009 audited annual consolidated
       financial report of the Bank for 2009, the
       Auditor's report and annual        consolidated
       report of the Management Board about the bank
       s activity in 2009

2      Approve the report about the activity of the              Mgmt          For                            For
       Audit Committee of the bank for  2009

3      Approve the report about the activity of the              Mgmt          For                            For
       investor relations director of   the corporate
       commercial bank for 2009

4      Approve the 2009 profit after taxation to the             Mgmt          For                            For
       amount of BGN 60,350,258.97     shall be distributed
       as follows: setting aside BGN 30,350,258.97
       to the       reserves; distribution of BGN
       30,000,000 as gross dividend to the
       shareholders entitled to obtain a dividend
       pursuant to Article 115.b of the   public offering
       of shares act; the gross dividend per share
       is BGN 5.00, the  net dividend, after deduction
       of the 5% tax due, is BGN 4.75

5      Approve the relief of responsibility of the               Mgmt          For                            For
       members of the Managing and       Supervisory
       boards of corporate commercial bank ad for
       their activities in    2008

6      Approve the report of the specialized internal            Mgmt          For                            For
       audit service of Corporate     Commercial Bank
       ad about its activity in 2009

7      Election of specialized Audit Company for auditing        Mgmt          For                            For
       and certification of the

8      Miscellaneous                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CORPORATION BANK                                                                            Agenda Number:  702033565
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1755Q134
    Meeting Type:  AGM
    Meeting Date:  25-Jul-2009
          Ticker:
            ISIN:  INE112A01015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the audited balance sheet               Mgmt          For                            For
       of the Bank as at 31 MAR 2009, the profit and
       loss account of the Bank for the YE 31 MAR
       2009, the report of the Board of Directors
       on the working and activities of the Bank for
       the period covered by the accounts and the
       Auditors' report on the balance sheet and the
       accounts

2.     Approve the payment of interim dividend and               Mgmt          For                            For
       declare a final dividend on equity shares for
       the FY 2008-2009




--------------------------------------------------------------------------------------------------------------------------
 COSAN S A INDUSTRIA E COMERCIO                                                              Agenda Number:  702048237
--------------------------------------------------------------------------------------------------------------------------
        Security:  P31573101
    Meeting Type:  MIX
    Meeting Date:  31-Jul-2009
          Ticker:
            ISIN:  BRCSANACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

a.1    Approve the financial statements relating to              Mgmt          For                            For
       the FYE 31 MAR 2009

a.2    Elect the Members of the Finance Committee,               Mgmt          For                            For
       and their respective substitutes

a.3    Ratify the appointment made by the Chairperson            Mgmt          For                            For
       of the Board of Directors of the 3 Members
       of the Board of Directors who filled the vacant
       positions as a result of the resignations that
       were tendered

e.1    Approve to increase the authorized share capital          Mgmt          For                            For
       limit of the Company to BRL 5,000,000,000.00,
       with the consequent amendment of Article 6
       of the Corporate Bylaws

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting    No vote
       OF COMMENTS. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 COSAN SA INDUSTRIA E COMERCIO                                                               Agenda Number:  702163596
--------------------------------------------------------------------------------------------------------------------------
        Security:  P31573101
    Meeting Type:  EGM
    Meeting Date:  10-Dec-2009
          Ticker:
            ISIN:  BRCSANACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.

1.     Amend the wording of Articles 22 and 27 of the            Mgmt          For                            For
       Corporate Bylaws so as to amend the powers
       of the Executive Committee for the performance
       of acts without the need for prior approval
       from the Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 COSAN SA INDUSTRIA E COMERCIO, PIRACICABA, SP                                               Agenda Number:  702081667
--------------------------------------------------------------------------------------------------------------------------
        Security:  P31573101
    Meeting Type:  EGM
    Meeting Date:  14-Sep-2009
          Ticker:
            ISIN:  BRCSANACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1.     Amend the Head Quarters of the Company to the             Mgmt          For                            For
       Cosan Administrative Building located at Fazenda
       Pau D Alho No Street Number, in the Municipality
       of Barra Bonita, in the State of Sao Paulo




--------------------------------------------------------------------------------------------------------------------------
 COSCO PAC LTD                                                                               Agenda Number:  702182546
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2442N104
    Meeting Type:  SGM
    Meeting Date:  07-Jan-2010
          Ticker:
            ISIN:  BMG2442N1048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THE SHARESHOLDERS ARE ALLOWED            Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR          'AGAINST' FOR
       ALL RESOLUTIONS. THANK YOU.

1      Ratify and approve to enter into the Agreement            Mgmt          For                            For
       dated 30 NOV 2009  the "COSCON Shipping Services
       Master Agreement"  between COSCO Ports  Holdings
       Limited,  a wholly-owned subsidiary of the
       Company, Piraeus Container Terminal S.A., a
       wholly-owned subsidiary of the Company, China
       Ocean Shipping  Group  Company  "COSCO"  and
       COSCO Container Lines Company Limited  "COSCON"
       in relation to  the provision of shipping
       related services for a term from 01 JAN 2010
       to 31  DEC 2012 as specified and the transactions
       contemplated there under; the      proposed
       annual cap amounts for the transactions under
       the COSCON Shipping    Services Master Agreement
       for the 3 years ending 31 DEC 2012 CONTD

-      CONTD and authorize the Directors of the Company,         Non-Voting    No vote
       for and on behalf of the    Company to, amongst
       other matters, sign, execute and deliver or
       to the        signing, execution and delivery
       of all such documents and to do all such
       things as they may consider necessary, expedient
       or desirable to implement    and/or to give
       effect to or otherwise in connection with the
       COSCON Shipping  Services 2 Master Agreement
       and the transactions contemplated there under
       and as they may in their discretion consider
       to be in the interests of the        Company

2      Ratify and approve to enter into the Agreement            Mgmt          For                            For
       dated 30 NOV 2009  the         "Florens-COSCON
       Container Related Services and Purchase of
       Materials Master   Agreement"  between Florens
       Container Holdings Limited, a wholly-owned
       subsidiary of the Company, COSCO and
       COSCON in relation to the provision of   container
       related services and the purchase of container
       related materials    for a term from 01 JAN
       2010 to 31 DEC 2012 as specified and the transactions
       contemplated there under; the proposed annual
       cap amounts for the             transactions
       under the Florens-COSCON Container Related
       Services and Purchase of Materials Master Agreement
       for the 3 years ending 31 DEC 2012 CONTD

-      CONTD and authorize the Directors of the Company,         Non-Voting    No vote
       for and on behalf of the    Company to, amongst
       other matters, sign, execute and deliver or
       to authorize  the signing, execution and delivery
       of all such documents and to do all such  things
       as they may consider necessary, expedient or
       desirable to implement    and/or to give effect
       to or otherwise in connection with the Florens-COSCON
       Container Related Services and Purchase of
       Materials Master Agreement and the transactions
       contemplated there under and as they may in
       their discretion     consider to be in the
       interests of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 COSCO PAC LTD                                                                               Agenda Number:  702389114
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2442N104
    Meeting Type:  AGM
    Meeting Date:  25-May-2010
          Ticker:
            ISIN:  BMG2442N1048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTIONS
       "1 TO 5". THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423174.pdf

1      Receive and consider the financial statements             Mgmt          For                            For
       and the directors's and independent auditor's
       reports for the year ended 31st December 2009

2      Declare a final dividend for the year ended               Mgmt          For                            For
       31st December 2009

3.I.A  Re-elect Mr. Xu Lirong as a Director                      Mgmt          For                            For

3.I.B  Re-elect Dr. Sun Jiakang as a Director                    Mgmt          For                            For

3.I.C  Re-elect Mr. Yin Weiyu as a Director                      Mgmt          For                            For

3.I.D  Re-elect Dr. Li Kwok Po, David as a Director              Mgmt          For                            For

3.I.E  Re-elect Mr. Timothy George FRESHWATER as a               Mgmt          For                            For
       Director

3.II   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of Directors

4      Re-appoint PricewaterhouseCoopers as Auditor              Mgmt          For                            For
       and authorize the Directors to fix the remuneration
       of Auditor

5.A    Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with the additional shares of the Company
       as set out in the ordinary resolution in item
       5(A) of the notice of AGM

5.B    Authorize the Directors to repurchase shares              Mgmt          For                            For
       of the Company as set out in the ordinary resolution
       in item 5(B) of the notice of AGM

5.C    Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with the additional shares of the Company
       as set out in the ordinary resolution in item
       5(C) of the notice of AGM




--------------------------------------------------------------------------------------------------------------------------
 COSCO PACIFIC LTD                                                                           Agenda Number:  702095577
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2442N104
    Meeting Type:  SGM
    Meeting Date:  08-Oct-2009
          Ticker:
            ISIN:  BMG2442N1048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE "IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTION
       "1". THANK YOU.

1.     Approve, ratify and confirm [a] the entering              Mgmt          For                            For
       into of the equity transfer agreement dated
       27 AUG 2009 [the "Agreement"] between COSCO
       Pacific Logistics Company Limited, a wholly-owned
       subsidiary of the Company, as vendor and China
       COSCO Holdings Company Limited as purchaser
       [a copy of which has been produced to the Meeting
       marked "A" and initialed by the chairman of
       the Meeting for identification purpose] in
       relation to the disposal of 49% equity interest
       in COSCO Logistics Co., Ltd. and the transactions
       contemplated thereunder; and authorize the
       Director[s] of the Company for and on behalf
       of the Company to, amongst other matters, sign,
       execute and deliver or to authorize the signing,
       execution and delivery of all such documents
       and to do all such deeds as they may consider
       necessary, expedient or desirable to give effect
       to or otherwise in connection with the Agreement
       and the transactions contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CPFL ENERGIA S A                                                                            Agenda Number:  702142326
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3179C105
    Meeting Type:  EGM
    Meeting Date:  10-Dec-2009
          Ticker:
            ISIN:  BRCPFEACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Approve the seven protocol and justification              Mgmt          For                            For
       for the merger of shares instruments entered
       into between the Company and the following
       controlled Companies: i) Companhia Leste Paulista
       De Energia; ii) Companhia Jaguari De Energia;
       iii) Companhia Sul Paulista De Energia; iv)
       Companhia Luz E Forca De Mococa; v) Companhia
       Jaguari De Geracao De Energia; vi) Cpfl Servicos,
       Equipamentos, Industria E Comercio S.A; vii)
       Companhia Luz E Forca Santa Cruz, all referred
       together as controlled Companies

II.    Ratify the choice of the specialized Companies            Mgmt          For                            For
       Hira Shima E Associados Consultoria Em Transacoes
       Societarias ltda., saw to the preparation of
       the economic value report for the Company and
       each of the controlled Companies and Hi Rashima
       E Associados Ltda, which saw to the preparation
       of the net worth at market value report for
       the Company and each of the controlled Companies

III.   Approve the valuation reports mentioned in Item           Mgmt          For                            For
       II above relating to the Company

IV.    Approve the merger into the assets of the Company,        Mgmt          For                            For
       under the terms of Article 252 of Law number
       6404/76, of all the shares issued by the controlled
       Companies, with the consequent conversion of
       these Companies into wholly owned subsidiaries
       of the Company, under the terms of the respective
       protocols

V.     Approve to increase the share capital of the              Mgmt          For                            For
       Company in the total amount of BRL 52,250,435.73,
       with the total issuance of 1,226,223 new shares
       of the Company to replace the shares issued
       by the controlled Companies that will be merged
       into the assets of the Company, in the manner
       described in the Items above and in the respective
       protocols

VI.    Amend the wording of the Company's Corporate              Mgmt          For                            For
       Bylaws, in its Article 5, to reflect the change
       of the share capital of the Company arising
       from the approval of Items I to V above, which
       will increase from BRL 4,741,175, 241.82 to
       BRL 4,793,425,677.55




--------------------------------------------------------------------------------------------------------------------------
 CPFL ENERGIA S A                                                                            Agenda Number:  702315311
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3179C105
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  BRCPFEACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NAMES. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

A      Approve to examine, discuss and vote upon the             Mgmt          For                            For
       Board of Directors annual       report, the
       financial statements and Independent Auditors
       report relating to  FYE 31 DEC 2009

B      Approve to decide on the allocation of the net            Mgmt          For                            For
       profits from the FY and the    distribution
       of dividends

C      Election of Directors: Principal Directors:               Mgmt          For                            For
       Murilo Cesar Lemos dos Santos Passos, Francisco
       Caprino Neto , Claudio Borin Guedes Palaia,
       Ricardo Carvalho Giambroni, Robson Rocha, Martin
       Roberto Glogowsky, Ana Dolores Moura, Carneiro
       de Novaes; Substitute Directors: Gustavo Pellicciari
       de Andrade, Marcelo Pires Oliveira Dias, Rodrigo
       Cardoso Barbosa, Rivail Trevisan, Arthur Prado
       Silva, Carlos Alberto Cardoso Moreira (Conselheira
       Independente)

D      Election of the principal and substitute Members          Mgmt          For                            For
       of the finance Committee

E      Approve to set the global remuneration of the             Mgmt          For                            For
       Company Directors

F      Approve to set the global remuneration of the             Mgmt          For                            For
       finance Committee

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 CPFL ENERGIA S A                                                                            Agenda Number:  702363021
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3179C105
    Meeting Type:  EGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  BRCPFEACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

a      Approve the seven protocol and justification              Mgmt          For                            For
       of share merger instruments protocols, signed
       between, on the one side, the Company, and
       on the other side, each one of the following
       subsidiary Companies i. Companhia Leste Paulista
       de Energia, ii. Companhia Jaguari de Energia,
       iii. Companhia Sul Paulista de Energia, iv.
       Companhia Luz e Forca de Mococa, v. Companhia
       Jaguari de Geracao de Energia, vi. CPFL Servicos,
       Equipamentos, Industria e Comercio S.A. and
       vii. Companhia Luz e Forca Santa Cruz all jointly
       the controlled Companies

b      Ratify the hiring and appointment of the specialized      Mgmt          For                            For
       Companies i. Hirashima e Associados Consultoriaem
       Transacoes Societarias Ltda., with corporate
       taxpayer id CNPJ number 05.534.178 0001/36,
       which prepared the valuation report at economic
       value for the Company and each one of the controlled
       Companies, and ii. Hirashima e Associados Ltda.,
       with corporate taxpayer id CNPJ number 05.215.691
       0001/64, which prepared the valuation report
       of net worth at market value for the Company
       and for each one of the controlled Companies,
       for the purposes of the provision in Article
       264 of law number 6404 76

c      Approve to examine and the valuation reports              Mgmt          For                            For
       mentioned in line b above in reference to the
       Company

d      Approve the merger of the entirety of the shares          Mgmt          For                            For
       issued by the controlled Companies into the
       assets of the Company, in accordance with the
       terms of Article 252 of law number 6404 76,
       with the consequent conversion of the controlled
       Companies into wholly owned subsidiaries of
       the Company, in accordance with the terms of
       the respective protocols and in accordance
       with the substitution ratios provided for in
       them

e      Approve the increase of the Company's share               Mgmt          For                            For
       capital in the amount of BRL 52,249,114.80,
       with a total issuance of 1,226,192 new shares
       of the Company to be paid in with shares issued
       by the controlled Companies merged into the
       assets of the Company, in the manner described
       in the items above and in the respective protocols

f      Amend the wording of the Corporate Bylaws of              Mgmt          For                            For
       the Company, at its Article 5, to reflect the
       change i. of the share capital of the Company
       resulting from the potential approval of lines
       a and e above, which will go from BRL 4,741,175,241.82
       to BRL 4,793,424,356.62, and ii. of the number
       of common shares issued by the Company, which
       will go from 479,910,938 to 481,137, 130 common
       shares




--------------------------------------------------------------------------------------------------------------------------
 CPFL ENERGIA SA                                                                             Agenda Number:  702081643
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3179C105
    Meeting Type:  EGM
    Meeting Date:  28-Sep-2009
          Ticker:
            ISIN:  BRCPFEACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.

1.     Approve the resignation of Mr. Luiz Anibal De             Mgmt          For                            For
       Lima Fernandes as a full Member of the Board
       of Directors of the Company the position to
       which he was elected at the AGM held on 23
       APR 2009

2.     Elect, in accordance with the provision in Article        Mgmt          For                            For
       17 of the Company's Corporate By-Laws, Mr.
       Pedro Pullen Parente to replace Mr. Luiz Anibal
       De Lima Fernandes for the remainder of the
       unified term in office of 1 year of the Members
       of the Board of Directors in the manner described
       in Article 150(3) of Law Number 6404-76




--------------------------------------------------------------------------------------------------------------------------
 CREDICORP LTD                                                                               Agenda Number:  702273258
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2519Y108
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  BMG2519Y1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report of the Company for              Mgmt          For                            For
       the 2009 FY

2      Approve the consolidated financial statements             Mgmt          For                            For
       of the Company and its          subsidiaries
       for the year that ended on 31 DEC 2009, audited
       by the External  Auditor's Medina, Zaldivar,
       Paredes Y Asociados

3      Approve the designation of Outside Auditors               Mgmt          For                            For
       for the 2010 FY

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 02 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CREDICORP LTD.                                                                              Agenda Number:  933197231
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2519Y108
    Meeting Type:  Annual
    Meeting Date:  26-Mar-2010
          Ticker:  BAP
            ISIN:  BMG2519Y1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO CONSIDER AND APPROVE THE ANNUAL REPORT OF              Mgmt          For                            For
       THE COMPANY FOR THE FINANCIAL YEAR ENDED DECEMBER
       31, 2009.

02     TO CONSIDER AND APPROVE THE AUDITED CONSOLIDATED          Mgmt          For                            For
       FINANCIAL STATEMENTS OF THE COMPANY AND ITS
       SUBSIDIARIES FOR THE FINANCIAL YEAR ENDED DECEMBER
       31, 2009, INCLUDING THE REPORT OF THE INDEPENDENT
       AUDITORS OF THE COMPANY THEREON.

03     TO APPOINT THE EXTERNAL AUDITORS OF THE COMPANY           Mgmt          For                            For
       TO PERFORM SUCH SERVICES FOR THE FINANCIAL
       YEAR 2010.




--------------------------------------------------------------------------------------------------------------------------
 CREDIT AGRICOLE EGYPT                                                                       Agenda Number:  702288855
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2078U102
    Meeting Type:  OGM
    Meeting Date:  28-Mar-2010
          Ticker:
            ISIN:  EGS60041C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the Board of Directors report of Credit           Mgmt          No Action
       Agricole Bank Egypt activity for the FYE 31
       DEC 2009

2.     Approve the Auditors report for the FYE 31 DEC            Mgmt          No Action
       2009

3.     Approve the bank financial statements for the             Mgmt          No Action
       FYE 31 DEC 2009

4.     Approve the proposed project of profit distribution       Mgmt          No Action
       for 2009

5.     Approve to evacuate the President and the Members         Mgmt          No Action
       of the Board of Directors for the FYE 31 DEC
       2009

6.     Approve to delegate the Board to sign the netting         Mgmt          No Action
       contracts with related parties

7.     Approve to determine the remuneration and allowances      Mgmt          No Action
       of the President and the Members of the Board
       of Directors and the Audit Committee in 2010

8.     Appoint the Auditors for the FYE 31 DEC 2009              Mgmt          No Action
       and approve to determine their fees

9.     Approve the dominations done during YE 31 DEC             Mgmt          No Action
       2009 and delegating the Board to donate during
       FY ending 31 DEC 2010 with maximum of 1,500,000
       EGP

10.    Approve the amendments made in the Board of               Mgmt          No Action
       Directors until the date of the assembly and
       restructuring the Board of Directors and electing
       the Representatives of the IPO




--------------------------------------------------------------------------------------------------------------------------
 CREDIT IMMOBILIER ET HOTELIER CIH, MAROC                                                    Agenda Number:  702322227
--------------------------------------------------------------------------------------------------------------------------
        Security:  V2585U124
    Meeting Type:  OGM
    Meeting Date:  05-May-2010
          Ticker:
            ISIN:  MA0000011454
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the validation of the Company's financials        Mgmt          No Action
       as of 31 DEC 2009          reflecting a profit
       of MAD 227,864,819 and consolidated profit
       of KMAD 98,880 and grant full discharge to
       the Board of Directors with regards to their
       mandate for 2009

2      Approve the profits allocation payment of a               Mgmt          No Action
       dividend of MAD 6 per share, the  dividend
       will be paid starting 01 JUL 2010

3      Approve that the OGM decides to not allocate              Mgmt          No Action
       a Board of Directors Members fee for the year
       2009

4      Approve the special report of the External Auditors       Mgmt          No Action
       and validation of         regulated conventions
       with regards to Article 56 of law 17 95

5      Approve that the OGM takes note of M. Charles             Mgmt          No Action
       Milhaud's resignation

6      Ratify M. Said Laftit's cooptation as a Director          Mgmt          No Action
       and a permanent              representative
       of Massira capital management in replacement
       of M. Hassan      Boubrik

7      Approve that the OGM gives full power to the              Mgmt          No Action
       holder of a copy or a certified  true copy
       of the general meetings minute in order to
       perform the necessary    formalities

       PLEASE NOTE THAT A SHAREHOLDER CAN ONLY BE REPRESENTED    Non-Voting    No Action
       BY ANOTHER SHAREHOLDER, SPOUSE, ASCENDANT/DESCENDANT
       OR HIS ASSET MANAGEMENT COMPANY THROUGH A POWER
       OF ATTORNEY.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting    No Action
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CRESUD, S.A.C.I.F. Y A.                                                                     Agenda Number:  933157833
--------------------------------------------------------------------------------------------------------------------------
        Security:  226406106
    Meeting Type:  Special
    Meeting Date:  29-Oct-2009
          Ticker:  CRESY
            ISIN:  US2264061068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPOINTMENT OF TWO SHAREHOLDERS TO SIGN THE               Mgmt          For                            For
       MINUTE.

02     CONSIDERATION OF THE DOCUMENTATION MENTIONED              Mgmt          For                            For
       IN SECTION 234, SUB- SECTION 1ST OF THE CORPORATIONS
       ACT 19.550, OF THE ACCOUNTING PERIOD CLOSED
       ON JUNE 30TH 2009.

03     CONSIDERATION OF THE MANAGEMENT OF THE BOARD              Mgmt          For                            For
       OF DIRECTORS.

04     CONSIDERATION OF THE MANAGEMENT OF THE SUPERVISORY        Mgmt          For                            For
       BODY.

05     TREATMENT AND DESTINATION OF THE RESULTS OF               Mgmt          For                            For
       THE ACCOUNTING PERIOD CLOSED ON JUNE 30TH 2009,
       WHICH SHOWED A PROFIT WORTH $124.616.000. CONSIDERATION
       OF THE PAYMENT OF A DIVIDEND IN CASH OR IN
       KIND UP TO THE AMOUNT EQUIVALENT TO $103.000.000.
       DELEGATIONS.

06     CONSIDERATION OF THE REMUNERATION TO THE BOARD            Mgmt          For                            For
       OF DIRECTORS THAT CORRESPONDS TO THE ACCOUNTING
       PERIOD ENDED ON JUNE 30TH 2009 FOR $4.568.790
       IN CONFORMITY WITH THE CORPORATIONS ACT 19.550
       AND THE RULES OF THE COMISION NACIONAL DE VALORES.
       ENTRUSTMENT TO THE BOARD OF DIRECTORS OF THE
       APPROVAL OF THE AUDITORS COMMITTEE'S BUDGET.

07     CONSIDERATION OF THE REMUNERATION OF THE SUPERVISORY      Mgmt          For                            For
       BODY FOR THE ACCOUNTING PERIOD ENDED ON JUNE
       30TH 2009.

08     CONSIDERATION OF THE RESIGNATION OF MS. CLARISA           Mgmt          For                            For
       DIANA LIFSIC.

09     DETERMINATION OF THE NUMBER AND APPOINTMENT               Mgmt          For                            For
       OF THE DIRECTORS AND THE SUBSTITUTE DIRECTORS,
       IF APPLICABLE.

10     APPOINTMENT OF THE MEMBERS AND SUBSTITUTE MEMBERS         Mgmt          For                            For
       OF THE SUPERVISORY BODY.

11     APPOINTMENT OF THE CERTIFYING ACCOUNTANT FOR              Mgmt          For                            For
       THE NEXT ACCOUNTING PERIOD AND DETERMINATION
       OF HIS REMUNERATION.

12     UPDATE OF THE REPORT OF THE SHARED SERVICES               Mgmt          For                            For
       CONTRACT (CONTRATO DE SERVICIOS COMPARTIDOS).
       AUTHORIZATIONS AND DELEGATIONS.

13     TREATMENT OF THE MONIES PAID FOR PERSONAL ASSETS          Mgmt          For                            For
       TAX OF THE SHAREHOLDERS.

14     CONSIDERATION OF THE CREATION OF A GLOBAL PROGRAM         Mgmt          For                            For
       FOR THE ISSUANCE OF SHORT TERM TITLES THAT
       REPRESENT DEBT (THE "VCP") INSTRUMENTED BY
       NEGOTIABLE SECURITIES WHICH MUST BE SIMPLE,
       NOT CONVERTIBLE INTO STOCK, DENOMINATED IN
       PESOS, AMERICAN DOLLARS OR ANY OTHER CURRENCY,
       WITH A COMMON, SPECIAL, OR FLOATING WARRANTY
       AND/OR ANY OTHER WARRANTY, INCLUDING THIRD
       PARTIES WARRANTIES, SUBORDINATED OR NOT, FOR
       A MAXIMUM OUTSTANDING AMOUNT WHICH COULD NOT
       EXCEED PESOS U$D 30.000.000 IN ANY GIVEN TIME,
       (THE "VCP PROGRAM").

15     CONSIDERATION OF THE SPECIAL BALANCE SHEET OF             Mgmt          For                            For
       SPIN - OFF OF INVERSIONES GANADERAS SA, HEREINAFTER
       "IGSA" AND THE SPECIAL BALANCE SHEET OF SPIN
       - OFF / MERGER OF IGSA, AND THE SPECIAL BALANCE
       SHEET OF MERGER OF CRESUD, ALL OF THEM DRAFTED
       ON JUNE 30TH 2009, AND OF THE SUPERVISORY BODY
       AND THE AUDITOR'S REPORTS. CONSIDERATION OF
       THE PREVIOUS COMPROMISE OF SPIN-OFF/ MERGER
       ENTERED INTO WITH IGSA ON SEPTEMBER 25TH 2009.

16     CONSIDERATION OF A BONUS PAYMENT TO THE MANAGEMENT        Mgmt          For                            For
       OF THE COMPANY OF UP TO 1% OF THE OUTSTANDING
       CAPITAL STOCK IN CASH OR IN KIND. APPOINTMENT
       TO THE BOARD OF DIRECTORS OF THE IMPLEMENTATION,
       PERCENTAGE ALLOCATION, TIME AND TYPE OF EXECUTION.




--------------------------------------------------------------------------------------------------------------------------
 CROATIA OSIGURANJE D.D., ZAGREB                                                             Agenda Number:  702128693
--------------------------------------------------------------------------------------------------------------------------
        Security:  X17447107
    Meeting Type:  AGM
    Meeting Date:  01-Dec-2009
          Ticker:
            ISIN:  HRCROSRA0002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       04 DEC 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the decision on remuneration for the              Mgmt          For                            For
       Supervisory Board Members and participation
       in profit




--------------------------------------------------------------------------------------------------------------------------
 CROMPTON GREAVES LTD                                                                        Agenda Number:  702026635
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1788L144
    Meeting Type:  AGM
    Meeting Date:  17-Jul-2009
          Ticker:
            ISIN:  INE067A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited Profit and Loss             Mgmt          For                            For
       Account for the YE 31 MAR 2009 and the Balance
       Sheet as at that date together with the Directors'
       report and the Auditors' report thereon

2.     Approve to confirm the first, second and third            Mgmt          For                            For
       interim dividends aggregating to INR 2 per
       share [100%]

3.     Re-appoint Dr. V. Von Massow as a Director,               Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. S. Labroo as a Director, who               Mgmt          For                            For
       retires by rotation

5.     Appoint Sharp & Tannan, Chartered Accountants,            Mgmt          For                            For
       as the Statutory Auditors of the Company, to
       hold office from the conclusion of this AGM
       upto the conclusion of next AGM and authorize
       the Audit Committee of the Board of Directors
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 CROMPTON GREAVES LTD                                                                        Agenda Number:  702229356
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1788L144
    Meeting Type:  EGM
    Meeting Date:  24-Feb-2010
          Ticker:
            ISIN:  INE067A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       16,31, 94 and other           applicable provisions,
       if any, of the Companies Act, 1956, and the
       provisions of Article 4 of the Articles of
       Association of the Company, to increase the
       authorized share capital of the Company from
       INR 1,250,000,000 divided into   625,000,000
       equity shares of INR 2 each to INR 2,600,000,000,
       divided into    1,300,000,000 equity shares
       of INR 2 each; amend the existing Clause 5
       of the Memorandum of Association of the Company
       as specified

S.2    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions   of Section 78
       and other applicable provisions, if any, of
       the Companies Act,  1956, Article 168 of the
       Articles of Association of the Company, and
       subject  to the Guidelines issued by the Securities
       and Exchange Board of India, and   other approvals
       as necessary, to capitalize such amount out
       of the Securities Premium Account of the Company
       for issue of fully paid bonus shares of the
       face value of INR 2 each, to the holders
       of the existing equity shares of the Company,
       on such Record date CONTD

-      CONTD as may be fixed by the Board in this regard,        Non-Voting    No vote
       in the proportion of 3 new equity shares for
       every 4 equity shares to which the shareholder
       is entitled; the bonus shares shall be subject
       to the Memorandum and Articles of
       Association of the Company; and shall rank
       pari passu in all respects with    and carry
       the same rights as the existing equity shares
       and shall be entitled to participate in full,
       in any dividend declared after the allotment
       of bonus shares; no letter(s) of allotment
       shall be issued to the allottees of the
       Bonus shares; instead, share certificates
       will be dispatched to the           shareholders
       who hold the existing equity shares in physical
       form and the     respective beneficiary accounts
       will be credited for the bonus shares, for
       such shareholders who hold CONTD

-      CONTD the existing equity shares in dematerialized/electronicNon-Voting    No vote
       form, within    the prescribed period; in respect
       of fractional entitlements, the bonus
       shares shall be consolidated and allotted
       to any person(s) appointed by the   Board in
       trust, on the understanding that such person(s)
       shall sell the Bonus shares at such price or
       prices to such persons as they may think fit,
       as soon as practicable, after the allotment
       of such bonus shares, and pay to the      Company,
       the net sale proceeds  after deducting all
       expenses and taxes        relating to such
       sale , which proceeds shall be distributed
       by the Company    pro rata amongst the shareholders
       CONTD

-      CONTD entitled thereto; authorize the Board               Non-Voting    No vote
       of Directors  which shall include any committee
       which the Board may constitute, or any Director/Officer
       authorized by the Board for this purpose
       , to settle all matters arising out  of and
       incidental to the abovementioned issue of bonus
       equity shares and      further take all actions
       as it may, in its absolute discretion, deem
       necessary to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 CTC MEDIA, INC.                                                                             Agenda Number:  933235461
--------------------------------------------------------------------------------------------------------------------------
        Security:  12642X106
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2010
          Ticker:  CTCM
            ISIN:  US12642X1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MATHIAS HERMANSSON                                        Mgmt          For                            For
       LEV KHASIS                                                Mgmt          For                            For
       WERNER KLATTEN                                            Mgmt          For                            For

02     RATIFICATION OF THE SELECTION BY THE AUDIT COMMITTEE      Mgmt          For                            For
       OF ERNST & YOUNG LLC AS THE COMPANY'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT
       FISCAL YEAR ENDING DECEMBER 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 CUMMINS INDIA LTD                                                                           Agenda Number:  702037169
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4807D150
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2009
          Ticker:
            ISIN:  INE298A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited profit and loss account for the YE
       31 MAR 2009 and the balance sheet as at that
       date

2.     Declare a final dividend on equity shares and             Mgmt          For                            For
       ratify the interim and special dividend declared
       by the Board of Directors

3.     Re-appoint Mr. Rajeev Bakshi as a Director,               Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. P.S. Dasgupta as a Director,               Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. S.M. Chapman as a Director, who            Mgmt          For                            For
       retires by rotation

6.     Appoint the Auditors to hold office from the              Mgmt          For                            For
       conclusion of this meeting until the conclusion
       of the next AGM




--------------------------------------------------------------------------------------------------------------------------
 CYFROWY POLSAT S.A., WARSZAWA                                                               Agenda Number:  702238797
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1809Y100
    Meeting Type:  EGM
    Meeting Date:  08-Mar-2010
          Ticker:
            ISIN:  PLCFRPT00013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the meeting                                    Mgmt          For                            For

2      Election of the Chairman                                  Mgmt          For                            For

3      Approve the statement of meeting's legal validity         Mgmt          For                            For

4      Election of the Scrutiny Commission                       Mgmt          For                            For

5      Approve the agenda                                        Mgmt          For                            For

6      Approve the changes in statute                            Mgmt          For                            For

7      Approve to introduce some shares to public trading        Mgmt          For                            For
       with taking all steps      involved with public
       trading and shares dematerialization

8      Approve the unified text of statute with changes          Mgmt          For                            For
       from point 6 of the agenda

9      Closing the meeting                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CYFROWY POLSAT S.A., WARSZAWA                                                               Agenda Number:  702486691
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1809Y100
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  PLCFRPT00013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the AGM                                        Mgmt          For                            For

2      Election of the Chairman of the AGM                       Mgmt          For                            For

3      Approve the validation of correctness of convening        Mgmt          For                            For
       the AGM and its ability to adopt binding resolutions

4      Appointment of the Ballot Committee                       Mgmt          For                            For

5      Adopt the agenda                                          Mgmt          For                            For

6      Management Board's presentation on the Management         Mgmt          For                            For
       Board's report on Company's activities in the
       FY 2009, Company's financial statements for
       the FY 2009,    Management Board's report on
       Cyfrowy Polsat Capital Group's activities in
       the FY 2009, consolidated financial statements
       of Cyfrowy Polsat Capital Group in the FY 2009
       and Management Board's motion regarding the
       allocation of the     Company's profits for
       the FY 2009

7      Supervisory Board's presentation of statement             Non-Voting    No vote
       on evaluation of a Management   Board's report
       on Company's activities in the FY 2009; Company's
       financial    statements for the FY 2009; Management
       Board's motion regarding allocation of the
       Company's profits for the FY of 2009

8      Presentation of the evaluation of Company's               Mgmt          For                            For
       standing and Management Board's   activities

9      Approve the Management Board's report Company's           Mgmt          For                            For
       activities in the FY 2009

10     Approve the Company's financial statements for            Mgmt          For                            For
       the FY 2009

11     Approve the Management Board's report on Cyfrowy          Mgmt          For                            For
       Polsat Capital Group's       activities in
       the FY 2009

12     Approve the Cyfrowy Polsat Capital Group's consolidated   Mgmt          For                            For
       financial statements  for the FY of 2009

13     Receive the report from activities of Cyfrowy             Mgmt          For                            For
       Polsat Supervisory Board        containing
       an assessment of its activities in 2009

14     Approve to grant Members of the Management Board          Mgmt          For                            For
       the approval of performance  of their duties
       in 2009

15     Approve to grant Members of the Supervisory               Mgmt          For                            For
       Board the approval of the         performance
       of their duties in 2009

16     Approve the distribution of profits for the               Mgmt          For                            For
       FY 2009 and dividend payout

17     Amend the Articles of Association                         Mgmt          For                            For

18     Adopt a uniform text of the Articles of Association       Mgmt          For                            For
       to reflect the changes    referred to in Point
       17 above

19     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CYRELA BRAZIL RLTY S A  EMPREENDIMENTOS E  PARTICIPACOES                                    Agenda Number:  702365986
--------------------------------------------------------------------------------------------------------------------------
        Security:  P34085103
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRCYREACNOR7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

I      Approve the Board of Directors annual report,             Mgmt          For                            For
       the financial statements        relating to
       FYE 31 DEC, 2009

II     Approve the destination of the year end results           Mgmt          For                            For
       of 2009 and distribution of   dividends

III    Election of the Members of the Board of Directors         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CYRELA BRAZIL RLTY S A  EMPREENDIMENTOS E  PARTICIPACOES                                    Agenda Number:  702369237
--------------------------------------------------------------------------------------------------------------------------
        Security:  P34085103
    Meeting Type:  EGM
    Meeting Date:  13-May-2010
          Ticker:
            ISIN:  BRCYREACNOR7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1      Amend the Article 6 of the corporate Bylaws               Mgmt          For                            For
       of the Company, as a result of the decisions
       of the Board of Directors made at the meetings
       held on 05 JUN 2009, 08 JUL 2009,14 AUG 2009,
       14 SEP 2009, 27 OCT 2009, 09 NOV 2009, 17 NOV
       2009, 07 DEC 2009, and 18 JAN 2010, in such
       a way as to reflect the changes to the capital
       decided on at those meetings

2      Authorize to increase the capital limit of the            Mgmt          For                            For
       Company

3      Amend to Article 58 of the corporate Bylaws               Mgmt          For                            For
       of the Company, to reflect the approval at
       the meeting of the Board of Directors held
       on 25 MAR 2010, of the change in the newspaper
       used for the notices required by the corporations
       law

4      Approve to establishment of the annual, aggregate         Mgmt          For                            For
       remuneration of the managers of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 D-LINK CORPORATION                                                                          Agenda Number:  702452549
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2013S102
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002332004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 665168 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of endorsement and guarantee                   Non-Voting    No vote

A.4    The status of local unsecured convertible bonds           Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 1 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to revise the procedures of asset acquisition     Mgmt          For                            For
       or disposal

B.5    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.6    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.7    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 DABUR INDIA LTD                                                                             Agenda Number:  702027194
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1855D140
    Meeting Type:  AGM
    Meeting Date:  15-Jul-2009
          Ticker:
            ISIN:  INE016A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet of the Company as at 31 MAR 2009 and
       the profit and loss account for the YE on that
       date along with the reports of the Auditors
       and the Directors thereon

2.     Approve the interim dividend already paid and             Mgmt          For                            For
       declare final dividend for the FYE 31 MAR 2009

3.     Re-appoint Mr. P.N. Vijay as a Director, who              Mgmt          For                            For
       retires by rotation

4.     Re-appoint Dr. S. Narayan as a Director, who              Mgmt          For                            For
       retires by rotation

5.     Re-appoint Mr. Sunil Duggal as a Director, who            Mgmt          For                            For
       retires by rotation

6.     Appoint the Auditors and approve to fix their             Mgmt          For                            For
       remuneration

7.     Appoint Mr. Albert Wiseman Paterson as a Director         Mgmt          For                            For
       of the Company liable to retire by rotation

8.     Appoint Mr. Analjit Singh as a Director of the            Mgmt          For                            For
       Company liable to retire by rotation

S.9    Approve, in accordance with the provisions of             Mgmt          For                            For
       Sections 198, 269, 309 and 314 read with Schedule
       XIII and all other applicable provisions of
       the Companies Act, 1956 [including any statutory
       modification(s) or re-enactment thereof, for
       the time being in force], the variation in
       the terms and conditions of remuneration of
       Mr. Pradip Burman, Whole Time Director of the
       Company w.e.f. 01 OCT 2008 for the remaining
       duration of his tenure as specified

S.10   Approve, in accordance with the provisions of             Mgmt          For                            For
       Section 314(1) and all other applicable provisions
       of the Companies Act, 1956 [including any statutory
       modification(s) or re-enactment thereof, for
       the time being in force], the variation in
       the terms and conditions of remuneration of
       Mr. Amit Burman [a Non Executive Director of
       the Company] as a Whole Time Director in Dabur
       Nepal Private Limited, a subsidiary of the
       Company, w.e.f. 01 OCT 2008 as specified

S.11   Approve, in accordance with the provisions of             Mgmt          For                            For
       Section 314(1) and all other applicable provisions
       of the Companies Act, 1956 [including any statutory
       modification(s) or re-enactment thereof, for
       the time being in force], the variation in
       the terms and conditions of remuneration of
       Mr. Chetan Burman as an Executive Director
       [or any other designation which the Board of
       Directors of Dabur Nepal Private Limited may
       decide from time to time] in Dabur Nepal Private
       Limited, a subsidiary of the Company, w.e.f.
       01 OCT 2008 as specified

S.12   Appoint, in accordance with the provisions of             Mgmt          For                            For
       Section 314(1) and all other applicable provisions
       of the Companies Act, 1956 [including any statutory
       modification(s) or re-enactment thereof, for
       the time being in force], Mr. Aditya Burman
       as a Whole Time Director in Dabur Nepal Private
       Limited, a subsidiary of the Company w.e.f.
       12 AUG, 2008 on such remuneration and terms
       and conditions as specified and further variation
       in the terms and conditions of remuneration
       w.e.f. 01 OCT 2008 as specified

S.13   Approve, in accordance with the provisions of             Mgmt          For                            For
       Section 314(1) and all other applicable provisions
       of the Companies Act, 1956 [including any statutory
       modification(s) or re-enactment thereof, for
       the time being in force], the variation in
       the terms and conditions of remuneration of
       Mr. Mohit Burman [a Non Executive Director
       of the Company] as a Whole Time Director in
       Dabur International Limited, a subsidiary of
       the Company, w.e.f. 01 OCT 2008 as specified

S.14   Approve, in accordance with the provisions of             Mgmt          For                            For
       Section 314(1) and all other applicable provisions
       of the Companies Act, 1956 [including any statutory
       modification(s) or re-enactment thereof, for
       the time being in force], the variation in
       the terms and conditions of remuneration of
       Mr. Sidharth Burman as a Whole Time Director
       in Dabur International Limited, a subsidiary
       of the Company, w.e.f. 01 OCT 2008 as specified

S.15   Approve, in accordance with the provisions of             Mgmt          For                            For
       Section 314(1) and all other applicable provisions
       of the Companies Act, 1956 [including any statutory
       modification(s) or re-enactment thereof, for
       the time being in force], the variation in
       the terms and conditions of remuneration of
       Mr. Gaurav Burman as a Whole Time Director
       in Dabur International Limited, a subsidiary
       of the Company, w.e.f. 01 OCT 2008 as specified

S.16   Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81 and all other applicable provisions,
       if any, of the Companies Act, 1956 [including
       any amendment thereto or re-enactment thereof
       for the time being in force], the relevant
       provisions of the Memorandum & Articles of
       Association of the Company, the Securities
       & Exchange Board of India [Employee Stock Option
       Scheme and Employee Stock Purchase Scheme]
       Guidelines,1999 [the Guidelines] and the guidelines
       issued by the Central Government vide notification
       No. 323 dated 11/10/2001 under Income Tax Act,
       1961 and subject to such other approvals, consents,
       permissions and sanctions as may be necessary
       from appropriate authorities or bodies and
       subject to such conditions and modifications
       as may be prescribed, specified or suggested
       by any of them while granting such approvals,
       consents, permissions and sanctions which may
       at its sole discretion be agreed to by the
       Board of Directors of the Company [hereinafter
       referred to as the 'Board' which term shall
       be deemed to include the Remuneration cum Compensation
       Committee constituted by the Board to exercise
       its powers, including the powers conferred
       by this resolution], and in partial modification
       of the Special Resolution passed by Members
       of the Company in the AGM held on 13th SEP
       2000, to create, offer, issue, grant and allot
       over a period of time to and for the benefit
       of the eligible employees of the Company [as
       specified in the Guidelines] or to a Trust
       formed for the benefit of such persons, such
       number of equity shares and/or any other instruments
       or securities or options which upon exercise
       could give rise to the issue of equity shares
       of the Company, not exceeding in number at
       any time, in the aggregate upto 4,32,53,812
       equity shares of INR 1 each i.e. 5% of the
       issued equity shares of the Company as the
       Board may deem fit at such time or times, in
       one or more tranche at such price or prices
       and in such manner and on such terms & conditions
       framed/to be framed by the Board with regard
       to the Employees Stock Option Scheme in accordance
       with the Guidelines or other provisions of
       law as may be prevailing at that time and otherwise
       on such terms and conditions as may be decided
       and deemed appropriate by the Board at the
       time of issue or allotment and such shares
       shall be subject to the terms of Memorandum
       & Articles of Association of the Company and
       rank pari passu with the equity shares of the
       Company as then issued and in existence and
       on such terms & conditions and at such time
       or times as the Board may at its absolute discretion
       and in the best interest of the Company deem
       fit; all other terms and conditions of the
       special resolution passed by the members in
       the AGM held on 13th SEP 2000 shall remain
       unchanged; and authorize the Board to do all
       acts, deeds, matters, things and take steps
       and complete formalities as may be deemed fit
       by the Board for this purpose, and for this
       purpose, it may delegate all or any of such
       powers to a duly constituted Remuneration and
       Compensation Committee of the Board or any
       other wholetime director of the Company

S.17   Approve, pursuant to the provisions of Section            Mgmt          For                            For
       149 (2A) and all other applicable provisions,
       if any, of the Companies Act, 1956 [including
       any statutory modification(s) or re-enactment
       thereof, for the time being in force], approval
       of the Members of the Company be accorded to
       the Company for commencing and carrying on
       of the business as specified under Clause 7
       of the Other Objects clause of the Memorandum
       of Association of the Company [as specified]
       as may be deemed fit by the Board of Directors,
       to purchase, charter, hire, built or otherwise
       acquire vehicles of any or every sort or description
       for use on or under land or water or in the
       air and to employ them in the carriage of merchandise
       of all kind of passengers and to carry on the
       business of owners of trucks, trams, lorries,
       motor cars and of ship-owners and lightermen
       and owners of aircraft in all or any of their
       respective branches; and authorize the Board
       of Directors of the Company to do all such
       acts, deeds, matters and things required in
       the matter




--------------------------------------------------------------------------------------------------------------------------
 DABUR INDIA LTD                                                                             Agenda Number:  702192725
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1855D140
    Meeting Type:  CRT
    Meeting Date:  01-Feb-2010
          Ticker:
            ISIN:  INE016A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, with or without modifications, the               Mgmt          For                            For
       amalgamation embodied in the Scheme of Amalgmation
       of Fem Care Pharma Limited with Dabur India
       Limited and their respective shareholders

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR THIS RESOLUTION.
       THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DAELIM INDUSTRIAL CO LTD, SEOUL                                                             Agenda Number:  702274248
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1860N109
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7000210005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement                           Mgmt          For                            For

2.1    Election of Jongin Kim as an Inside Director              Mgmt          For                            For

2.2    Election of Juhee Han as an Inside Director               Mgmt          For                            For

2.3    Election of Yoon Kim as an Inside Director                Mgmt          For                            For

2.4    Election of Jungsik Shin as an Outside Director           Mgmt          For                            For

2.5    Election of Sookeun Oh as an Outside Director             Mgmt          For                            For

2.6    Election of Jinhyung Cho as an Outside Director           Mgmt          For                            For

2.7    Election of Youngjun Shin as an Outside Director          Mgmt          For                            For

2.8    Election of Byungkak Yoon as an Outside Director          Mgmt          For                            For

2.9    Election of Dongwoo Chung as an Outside Director          Mgmt          For                            For

3.1    Election of Jungsik Shin as an Auditor Committee          Mgmt          For                            For
       Member

3.2    Election of Sookeun Oh as an Auditor Committee            Mgmt          For                            For
       Member

3.3    Election of Jinhyung Cho as an Auditor Committee          Mgmt          For                            For
       Member

4      Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAESANG CORP                                                                                Agenda Number:  702277624
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7675E101
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7001680008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION

1      Approve the 56th income statement, balance sheet,         Mgmt          For                            For
       proposed disposition of     retained earning

2      Election of Gisub Lim, Singi Jeon as the External         Mgmt          For                            For
       Directors

3      Approve the limit of remuneration for the Directors       Mgmt          For                            For

4      Approve the limit of remuneration for the Auditors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAEWOO ENGINEERING & CONSTRUCTION CO LTD, SEOUL                                             Agenda Number:  702288893
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1888W107
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  KR7047040001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 659543 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the financial statement                           Mgmt          For                            For

2.     Election of Ok Gi as a Part-Time Director                 Mgmt          For                            For

3.     Election of Auditor: Seho Kim [External]                  Mgmt          For                            For

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NAMES IN RESOLUTIONS 2 AND 3. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DAEWOO INTERNATIONAL CORP, SEOUL                                                            Agenda Number:  702272597
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1911C102
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7047050000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Approve the remuneration for the Director                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAEWOO MOTORS SALES CORP, INCHON                                                            Agenda Number:  702278208
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y96951101
    Meeting Type:  AGM
    Meeting Date:  24-Mar-2010
          Ticker:
            ISIN:  KR7004550000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the 44th balance sheet, income statement,         Mgmt          For                            For
       and proposed disposition of retained earning

2      Amend the Article of Incorporation                        Mgmt          For                            For

3      Election of Heuidal Lee as a External Director            Mgmt          For                            For

4      Election of Heuidal Lee as the Member of Audit            Mgmt          For                            For
       Committee

5      Approve the remuneration limit for the Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAEWOO SECURITIES CO LTD, SEOUL                                                             Agenda Number:  702147340
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1916K109
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2009
          Ticker:
            ISIN:  KR7006800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

1.     Elect Jin Ho Kim as a Director                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAEWOO SECURITIES CO LTD, SEOUL                                                             Agenda Number:  702434971
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1916K109
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2010
          Ticker:
            ISIN:  KR7006800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the 41st financial statement                      Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of External Directors candidates: Hae            Mgmt          For                            For
       Seong Ryu, Seong IL Hong, Chan Seok Oh

4      Election of the Member of Audit Committee who             Mgmt          For                            For
       are the External Directors      Candidate :
       Seong IL Hong, Chan Seok Oh

5      Approve the remuneration limit of the Directors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAEWOO SHIPBUILDING & MARINE ENGINEERING CO LTD, SEOUL                                      Agenda Number:  702268182
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1916Y117
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7042660001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of Seyoung An as a Director (External)           Mgmt          For                            For

4      Election of Seyoung An  (External) as the Audit           Mgmt          For                            For
       Committee Member

5      Approve the remuneration for the Director                 Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR AND AUDITOR NAMES. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DAISHIN SECURITIES CO LTD, SEOUL                                                            Agenda Number:  702413369
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y19538100
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  KR7003540002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve financial statement expected cash dividend:       Mgmt          For                            For
       KRW 1,000 per 1 ordinary  share  market dividend
       ratio: 5.9%  KRW 1,050 per 1 (1) preferred
       share       market dividend ratio: 9.8%  KRW
       1,000 per 1 (2) preferred share  market
       dividend ratio: 10.6%

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of Directors candidates: Jungnam Noh,            Mgmt          For                            For
       Hongsuk Yang External          Candidates:
       Sungho Kim, Gibae Lee,  Intae Hwang, Junghoon
       Lee, Chanwook Park

4      Election of Members of Audit Committee, who               Mgmt          For                            For
       are External Directors;           candidates:
       Intae Hwang, Chanwook Park

5      Approve of remuneration limit of Directors                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DALEKOVOD D.D., ZAGREB                                                                      Agenda Number:  701969517
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1767H107
    Meeting Type:  AGM
    Meeting Date:  04-Jul-2009
          Ticker:
            ISIN:  HRDLKVRA0006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.A    Approve to verify the shareholders and their              Mgmt          For                            For
       attorneys

1.B    Approve to confirm that the AGM can rightfully            Mgmt          For                            For
       make decisions

2.a    Receive the Management Board report on Company's          Mgmt          For                            For
       position

2.b    Receive the Auditor's report                              Mgmt          For                            For

2.c    Receive the Supervisory Board report on conducted         Mgmt          For                            For
       supervision

2.d    Receive the annual financial report and consolidated      Mgmt          For                            For
       financial report for 2008

3.     Approve the use of profit for 2008                        Mgmt          For                            For

4.     Approve to release the Members of the Management          Mgmt          For                            For
       Board for 2008

5.     Approve to release the Members of the Supervisory         Mgmt          For                            For
       Board for 2008

6.     Approve the notification on own shares                    Mgmt          For                            For

7.     Approve to acquire own shares                             Mgmt          For                            For

8.     Approve the changes and supplementations of               Mgmt          For                            For
       the Company's statute

9.     Appoint the Auditors for the 2008                         Mgmt          For                            For

10.    Approve to provide initial funds for the work             Mgmt          For                            For
       of the association of the small shareholders
       'Dalekovodas'

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       11 JUL 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DALEKOVOD D.D., ZAGREB                                                                      Agenda Number:  702413155
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1767H107
    Meeting Type:  AGM
    Meeting Date:  12-Jun-2010
          Ticker:
            ISIN:  HRDLKVRA0006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 19 JUN 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.

1.A    Approve the verification of shareholders and              Mgmt          For                            For
       their attorneys

1.B    Approve the confirmation that the AGM can rightfully      Mgmt          For                            For
       make decisions

2.A    Receive the Management Board report on Company's          Mgmt          For                            For
       position

2.B    Receive the Auditor's report                              Mgmt          For                            For

2.C    Receive the Supervisory Board report on conducted         Mgmt          For                            For
       supervision

2.D    Receive the annual financial report and consolidated      Mgmt          For                            For
       financial report for     2009

3      Approve the decision on the use of profit for             Mgmt          For                            For
       2009

4      Approve to release the Members of the Management          Mgmt          For                            For
       Board for 2009

5      Approve to release the Members of the Supervisory         Mgmt          For                            For
       Board for 2009

6      Approve the decision on dismissal of the Supervisory      Mgmt          For                            For
       Board Members due to     mandate expiry

7      Election of new Supervisory Board Members                 Mgmt          For                            For

8      Approve the notification on election of employees         Mgmt          For                            For
       representative in the       Supervisory Board

9      Approve the notification on own shares                    Mgmt          For                            For

10     Approve the decision on acquiring of own shares           Mgmt          For                            For

11     Approve the Statute changes and supplementations          Mgmt          For                            For

12     Appointment of the Auditor for 2010                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DANA GAS                                                                                    Agenda Number:  702333864
--------------------------------------------------------------------------------------------------------------------------
        Security:  M27014105
    Meeting Type:  MIX
    Meeting Date:  14-Apr-2010
          Ticker:
            ISIN:  AE000A0LFAB8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 21 APR 2010 FOR AGM AND EGM (AND A THIRD
       CALL ON 24 MAY 2010   FOR EGM). CONSEQUENTLY,
       YOUR VOTING INSTRUCTIONS WILL REMAIN VALID
       FOR ALL    CALLS UNLESS THE AGENDA IS AMENDED.
       THANK YOU.

A.1    Approve the Board of Directors' report on the             Mgmt          For                            For
       Company's activities and        financial position
       for the FYE 31 DEC 2009

A.2    Approve the Auditors' report for 2009                     Mgmt          For                            For

A.3    Approve the balance sheet and profit & loss               Mgmt          For                            For
       account as of 31 DEC 2009

A.4    Approve the distribution of a dividend to shareholders    Mgmt          For                            For
       in the form of a 10%   bonus shares of the
       capital of the Company, and the issuance of
       the shares

A.4    Approve the distribution of a dividend to shareholders    Mgmt          For                            For
       in the form of a 10%   bonus shares of the
       capital of the Company, and to approve issuance
       of the    shares

A.5    Approve the Directors' remuneration                       Mgmt          For                            For

A.6    Approve to relieve the Board of Directors and             Mgmt          For                            For
       the Auditors from liability for the FYE 31
       DEC 2009

A.7    Appointment of the Auditors for the FY 2010               Mgmt          For                            For
       and approve to determine their

E.1    Amend the Articles of Association of the Company          Mgmt          For                            For
       as specified

       PLEASE VOTE ‘ABSTAIN’ FOR THE RESOLUTION        Non-Voting    No vote
       LABLED A.4 FOR SECOND TIME AS THE RESOLUTION
       IS A DUPLICATE.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DANUBIUS HOTEL AND SPA PLC, BUDAPEST                                                        Agenda Number:  702303873
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1768B117
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  HU0000074067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO      PROVIDE THE BREAKDOWN
       OF EACH BENEFICIAL OWNER NAME, ADDRESS AND
       SHARE        POSITION TO YOUR CLIENT SERVICE
       REPRESENTATIVE. THIS INFORMATION IS REQUIRED
       IN ORDER FOR YOUR VOTE TO BE LODGED

1      Approve the 2009 annual reports, the balance              Mgmt          For                            For
       sheet and the profit and loss    statement
       and receive the Boards report about the 2009
       business activities,   the report of the Auditor
       on the 2009 balance sheet, the report of the
       Supervisory Board on the 2009 operating
       activities and the balance sheet

2      Approve the report on corporate governance.               Mgmt          For                            For

3      Approve the 2009 profit allocation                        Mgmt          For                            For

4      Approve to inform the meeting about the 2010              Mgmt          For                            For
       business targets

5      Elect the members of the Board of Directors               Mgmt          For                            For

6      Elect the members of the Supervisory Board                Mgmt          For                            For

7      Elect the members of the Audit Committee                  Mgmt          For                            For

8      Approve to modify the Articles of Association             Mgmt          For                            For
       amendment of certain sections  of the Articles
       of Association is necessary due to changes
       in the provisions  of the related act on business
       association

9      Appoint the Auditor and approve his 2010 remuneration     Mgmt          For                            For

10     Approve to establish the remuneration of the              Mgmt          For                            For
       members of the Board of          Directors
       and the Supervisory Board

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DATANG INTERNATIONAL POWER GENERATION CO LTD                                                Agenda Number:  702030773
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20020106
    Meeting Type:  EGM
    Meeting Date:  10-Aug-2009
          Ticker:
            ISIN:  CNE1000002Z3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Approve the provision of guarantee by the Company         Mgmt          For                            For
       for the borrowing of Inner Mongolia Datang
       International Zhuozi Windpower Company Limited

2.     Approve the provision of guarantee by the Company         Mgmt          For                            For
       for the borrowing of Jiangsu Datang International
       Lvsigang Power Generation Company Limited

3.     Approve the provision of guarantee by the Company         Mgmt          For                            For
       for the borrowing of Yunnan Datang International
       Lixianjiang Hydropower Development Company
       Limited

4.     Approve the provision of guarantee by the Company         Mgmt          For                            For
       for the borrowing of Inner Mongolia Datang
       International Hohhot Thermal Power Generation
       Company Limited

5.     Approve the provision of guarantee by the Company         Mgmt          For                            For
       for the borrowing of Inner Mongolia Datang
       International Renewable Energy Resource Development
       Company Limited




--------------------------------------------------------------------------------------------------------------------------
 DATATEC LTD                                                                                 Agenda Number:  702045825
--------------------------------------------------------------------------------------------------------------------------
        Security:  S2100Z123
    Meeting Type:  AGM
    Meeting Date:  12-Aug-2009
          Ticker:
            ISIN:  ZAE000017745
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited annual financial statements           Mgmt          For                            For
       and the Group annual financial statements for
       the YE 28 FEB 2009

2.     Re-elect Mr. S.J. Davidson as a Director of               Mgmt          For                            For
       the Company, who retires in terms of the Company's
       Articles of Association [the Articles]

3.     Re-elect Mr. L.W. Nkuhlu as a Director of the             Mgmt          For                            For
       Company, who retires in terms of the Company's
       Articles of Association [the Articles]

4.     Ratify the re-appointment of Deloitte & Touche            Mgmt          For                            For
       as the Auditors of the Company, and appoint
       Ian Marshall as the designated Auditors of
       the Company for the ensuing year

5.     Authorize the Audit, Risk and Compliance Committee        Mgmt          For                            For
       of the Company to determine the remuneration
       of the Auditors FYE 28 FEB 2009

6.     Ratify the remuneration of the Directors of               Mgmt          For                            For
       the Company for the past FY as specified

7.     Approve, that the fees and Committee fees of              Mgmt          For                            For
       the non-executive Directors of the Company
       for the 2009/2010 FY, which remains unchanged
       from the previous FY as specified

8.     Approve to place the authorized but unissued              Mgmt          For                            For
       ordinary shares in the Company under the control
       and authority of the Board of Directors of
       the Company in terms of Section 221 of the
       Companies Act, Act 61 of 1973 ["the Act"],
       until the next AGM and authorize the Directors
       of the Company to allot, issue and otherwise
       dispose of such unissued ordinary shares as
       they may deem fit, subject always to: the Act,
       the Articles and the JSE Limited ["JSE"] Listings
       Requirements where applicable; and such Directors
       authority pursuant to this ordinary resolution
       number 8 of allot, issue and otherwise dispose
       of unissued ordinary shares in the Company
       being limited to a maximum number of unissued
       ordinary shares equal to 5% of the issued share
       capital, prior to any repurchase and cancellation
       of shares in the preceding year of the Company
       from time to time

9.     Approve, that as contemplated in Section 90               Mgmt          For                            For
       of the Act and subject to the provisions of
       the Act, the Articles and the JSE Listing Requirements,
       by way of a renewable mandate, be entitled
       to make a pro rata payment to make a pro-rata
       payment to the shareholders of the Company
       by way of a general payment to shareholders
       of the Company by way of a general payment
       from the Company's share capital or share premium,
       not exceeding the Rand value of 20% of the
       Company's issued share capital, including reserves
       but excluding minority interests and re-valuations
       of assets and intangible assets that are not
       supported by a valuation by an Independent
       Professional expert acceptable to the JSE prepared
       within the last 6 months, in any 1 FY, measured
       as at the beginning of such FY; and that any
       general payment be made pro-rata to all shareholders;
       and [Authority expires the earlier of the next
       AGM of the Company or 15 months]; the Directors
       of the Company intend to utilize the authority
       in terms of this ordinary resolution number
       9 in order to make a general payment to the
       shareholders of the Company, by way of a general
       payment from the Company's share capital or
       share premium; although the Board has no immediate
       intention to use this authority to make a general
       payments to shareholders by way of a general
       payment from the Company's share capital or
       share premium the Board opinion that this authority
       should be in place should become appropriate
       to make such a payment; announcements will
       be published on SENS and in the press selling
       out terms and date of the general payment the
       financial effects of the general payment prior
       to such payment being effected and complying
       with Section 11.31 and Schedule 24 of the JSE
       Listing Requirements

10.    Authorize the Director of the Company or the              Mgmt          For                            For
       Company Secretary, that subject to the passing
       of terms of ordinary resolutions 1 to 10, to
       sign all documents and perform all acts which
       may be required to give effect to such ordinary
       resolutions number 1 to 9 passed at the AGM

S.1    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       by way of general authority given as a renewable
       mandate, to facilitate the acquisition by the
       Company or a subsidiary of the Company of the
       issued ordinary shares of the Company, upon
       such terms and conditions and in such amounts
       as the Directors of the Company may from time
       to time determine, but subject to the Articles,
       the provisions of the Act and the JSE Listings
       Requirements, when applicable and provided
       that: a paid press release giving such details
       as may be required in terms of the Listings
       Requirements of the JSE be published when the
       Company or its subsidiaries have cumulatively
       repurchased 3% of the initial number of the
       shares of the Company in issue as at the time
       the general authority was granted and for each
       3% in aggregate of the initial number of shares
       acquired thereafter; the Company will only
       appoint 1 agent to effect any repurchase[s]
       on its behalf; after such repurchase the Company
       will still comply with Paragraphs 3.37 to 3.41
       of the Listings Requirements concerning shareholder
       spread requirements; the Company or its subsidiary
       shall not repurchase securities during a prohibited
       period as specified in Paragraph 3.67 of the
       JSE Listings Requirements unless they have
       in place a repurchase programme where the dates
       and quantities of securities to be traded during
       the relevant period are fixed [nor subject
       to any variation] and full details of the programme
       have been disclosed in an announcement over
       SENS prior to the commencement of the prohibited
       period; the repurchase of securities will be
       effected through the order book operated by
       the JSE trading system and done without any
       prior understanding or arrangement between
       the Company and the counter party; the repurchase
       by the Company of its own securities above
       should not exceed 20% of the Company's issued
       ordinary share capital in the aggregate in
       any 1 FY or, in the case of an acquisition
       by any of the Company's subsidiaries, 10% of
       such issued ordinary share capital in the aggregate
       if such shares are to be held as treasury stock;
       and in determining the price at which the Company's
       ordinary shares are acquired by the Company
       or a subsidiary of the Company in terms of
       this general authority, the maximum premium
       at which such ordinary shares may be acquired
       will be 10% of the weighted average of the
       market price at which such ordinary shares
       are traded on the JSE, as determined over the
       5 trading days immediately preceding the date
       of the repurchase of such ordinary shares by
       the Company or a subsidiary of the Company;
       [Authority expires the earlier of the next
       AGM or 15 months]

       Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DATATEC LTD                                                                                 Agenda Number:  702092684
--------------------------------------------------------------------------------------------------------------------------
        Security:  S2100Z123
    Meeting Type:  OGM
    Meeting Date:  02-Oct-2009
          Ticker:
            ISIN:  ZAE000017745
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to place the authorized but unissued              Mgmt          For                            For
       ordinary shares in the capital of the Company,
       under the control of the Directors, as a general
       authority in terms of Section 221 of the Companies
       Act, Act 61 of 1973, as amended [the Act] until
       the next AGM and authorize the Directors of
       the Company to allot and issue such unissued
       ordinary shares as they may deem fit, subject
       always to: the Act, the  Articles of Association
       of the Company and the listing Requirements
       of the JSE Limited [JSE] where applicable;
       such Directors' authority pursuant to this
       resolution to allot and issue the unissued
       ordinary shares in the capital of the Company
       being limited to a maximum number of 7,000,000
       unissued ordinary shares [equal to approximately
       3.97% of the issued capital of the Company
       at the date of this notice of general meeting];
       and such allotment and issue not being an issue
       of ordinary shares in the Company for cash

2.     Authorize any Director of the Company or the              Mgmt          For                            For
       Company Secretary, subject to the passing of
       Ordinary Resolution 1, to sign all documents
       and perform all acts which may be required
       to give effect to such Ordinary Resolution
       1




--------------------------------------------------------------------------------------------------------------------------
 DATATEC LTD                                                                                 Agenda Number:  702173876
--------------------------------------------------------------------------------------------------------------------------
        Security:  S2100Z123
    Meeting Type:  OGM
    Meeting Date:  23-Dec-2009
          Ticker:
            ISIN:  ZAE000017745
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Grant specific authority to place the authorized          Mgmt          For                            For
       but unissued shares under the control of the
       Directors

2.     Grant authority to sign all documents required            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAZHONG TRANSPORTATION (GROUP) CO LTD                                                       Agenda Number:  702314484
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2023E119
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2010
          Ticker:
            ISIN:  CNE000000461
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 work report of the Board of              Mgmt          For                            For
       Directors

2      Approve the 2009 work report of the Supervisory           Mgmt          For                            For
       Committee

3      Approve the 2009 work report of the Independent           Mgmt          For                            For
       Directors

4      Approve the 2009 financial resolution report              Mgmt          For                            For
       and 2010 financial budget report

5      Approve the 2009 Profit Distribution Plan are             Mgmt          For                            For
       as follows: 1) cash dividend/10 shares  Tax
       included : CNY 1.0000; 2) bonus issue from
       profit  share/10       shares : none; and 3)
       bonus issue from capital reserve  share/10
       shares :     none

6      Approve the issuance of short-term financing              Mgmt          Against                        Against
       bills

7      Approve the 2010 external guarantee                       Mgmt          For                            For

8      Amend the Companies business scope                        Mgmt          For                            For

9      Approve the Company's Articles of Association             Mgmt          For                            For

10     Re-appoint the Audit Firm and payment of Audit            Mgmt          For                            For
       fee




--------------------------------------------------------------------------------------------------------------------------
 DELEK AUTOMATIVE SYSTEMS LTD, NETANYA                                                       Agenda Number:  702452599
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2756V109
    Meeting Type:  MIX
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  IL0008290103
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Approve the discussion of the financial statements        Mgmt          For                            For
       and the Directors' report  for 2009

2      Re-appoint the Accountant-Auditors and authorize          Mgmt          For                            For
       of the Board to fix their    fees

3      Approve D&O insurance in the frame of the Delek           Mgmt          For                            For
       Group insurance cover for the year commenced
       December in an amount of USD 75 million for
       a total premium of USD 300,050 for the Group
       of which the share of the Company is USD 30,005;
       the cover may be increased to USD 100,000
       for an additional premium of USD    55,625
       for the Group; the policy will be purchased
       from The Phoenix Insurance Co. Ltd, which is
       55.34% owned by the controlling shareholder
       of the Company

4      Approve the participation in future D&O insurance         Mgmt          For                            For
       cover during a period of up to 5 years provided
       that the cover is not less than USD 75 million
       and not    more USD 100 million and the premium
       does not exceed USD 450,000 for the      Group
       plus 15% a year from December 2010

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING TYPE FROM EGM TO MIX MEETING. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 DELEK GROUP INC                                                                             Agenda Number:  702032373
--------------------------------------------------------------------------------------------------------------------------
        Security:  M27635107
    Meeting Type:  SGM
    Meeting Date:  12-Jul-2009
          Ticker:
            ISIN:  IL0010841281
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

1.     Approve to extend the NCP loan until 31 DEC               Mgmt          For                            For
       2010, 9.5% interest to be paid half yearly,
       and secured by a second mortgage on Adar House
       owned by DRE subject to consent by the first
       mortgage bank, additional interest of 1.2%
       to be paid in respect of the period until such
       consent is received

2.     Approve to extend the Roadchef loan until 31              Mgmt          For                            For
       DEC 2010 or until sale of the rights to Roadchef,
       whichever is earlier, interest and security
       as specified




--------------------------------------------------------------------------------------------------------------------------
 DELEK GROUP LTD, NETANYA                                                                    Agenda Number:  702098749
--------------------------------------------------------------------------------------------------------------------------
        Security:  M27635107
    Meeting Type:  SGM
    Meeting Date:  13-Oct-2009
          Ticker:
            ISIN:  IL0010841281
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

1.     Re-appoint Mr. Zev Zilberfarb as an External              Mgmt          For                            For
       Director for an additional statutory 3 year
       period from 29 MAY 2009 and ratify the decisions
       of the Audit Committee and the Board from the
       date of termination of his first period of
       office

2.     Approve his remuneration at the maximum permitted         Mgmt          For                            For
       by law to be paid to the External Directors




--------------------------------------------------------------------------------------------------------------------------
 DELEK GROUP LTD, NETANYA                                                                    Agenda Number:  702098852
--------------------------------------------------------------------------------------------------------------------------
        Security:  M27635107
    Meeting Type:  AGM
    Meeting Date:  13-Oct-2009
          Ticker:
            ISIN:  IL0010841281
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Receive the financial statements and the Directors        Mgmt          For                            For
       report for 2008

2.     Re-appoint the Accountant-Auditors and authorize          Mgmt          For                            For
       the Board to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 DELEK GROUP LTD, NETANYA                                                                    Agenda Number:  702150917
--------------------------------------------------------------------------------------------------------------------------
        Security:  M27635107
    Meeting Type:  SGM
    Meeting Date:  24-Nov-2009
          Ticker:
            ISIN:  IL0010841281
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Ratify the purchase of Group insurance cover              Mgmt          For                            For
       for the D&O of the Company and subsidiaries
       for the year commenced 01 DEC 2008 in an aggregate
       amount of USD 75 million for a premium of USD
       450,000, of which the share of the Company
       was USD 67,500 for the year; the Management
       of the Company determines the split of the
       premium between the Group Companies

2.     Grant authority for the future Group D&O insurance        Mgmt          For                            For
       cover during a period of 5 additional years
       without need for shareholders' approval provided
       that the cover is not less than USD 75 million
       and not more than USD 100 million and the premium
       does not exceed USD 450,000 annually plus up
       to 15% a year, the premium to be split between
       the group Companies as determined by the Management




--------------------------------------------------------------------------------------------------------------------------
 DELEK GROUP LTD, NETANYA                                                                    Agenda Number:  702168647
--------------------------------------------------------------------------------------------------------------------------
        Security:  M27635107
    Meeting Type:  EGM
    Meeting Date:  13-Jan-2010
          Ticker:
            ISIN:  IL0010841281
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the payment to Mr. E. Sharon, son of              Mgmt          For                            For
       the controlling shareholder, of annual remuneration
       and meeting attendance fees for his services
       as the Deputy Chairman of the Board of Directors,
       in the maximum amounts permitted by Law to
       be paid to the External Directors, Mr. Sharon
       has held office since august without remuneration




--------------------------------------------------------------------------------------------------------------------------
 DELEK GROUP LTD, NETANYA                                                                    Agenda Number:  702346974
--------------------------------------------------------------------------------------------------------------------------
        Security:  M27635107
    Meeting Type:  AGM
    Meeting Date:  03-May-2010
          Ticker:
            ISIN:  IL0010841281
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Approve the financial statements and the Directors'       Mgmt          For                            For
       report for 2009

2      Re-appointment of Accountant Auditors and authorize       Mgmt          For                            For
       the Board to fix their    remuneration

3      Approve the Group D&O insurance cover for the             Mgmt          For                            For
       year commenced December in an   amount of USD
       75 million for a total premium of USD 300,500
       for the Group of   which the share of the Company
       is USD 56,259; the cover may be increased to
       USD 100,000 for an additional premium of
       USD 55,625 for the Group

4      Approve the future D&O insurance cover during             Mgmt          For                            For
       a period of up to 7 years       provided that
       the cover is not less than USD 75 million and
       not more USD 100  million and the premium does
       not exceed USD 450,000 for the Group plus 15%
       a  year from DEC  2010




--------------------------------------------------------------------------------------------------------------------------
 DELEK REAL ESTATE LTD, RAMAT GAN                                                            Agenda Number:  702032385
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2778C105
    Meeting Type:  SGM
    Meeting Date:  12-Jul-2009
          Ticker:
            ISIN:  IL0010932932
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

1.     Approve to extend the NCP loan until 31 DEC               Mgmt          For                            Split
       2010, 9.5% interest to be paid half yearly,
       and secured by a second mortgage on Adar House
       owned by DRE subject to consent by the first
       mortgage bank, additional interest of 1.2%
       to be paid in respect of the period until such
       consent is received

2.     Approve to extend the Roadchef loan until 31              Mgmt          For                            Split
       DEC 2010 or until sale of the rights to Roadchef,
       whichever is earlier, interest and security
       as specified




--------------------------------------------------------------------------------------------------------------------------
 DELEK REAL ESTATE LTD, RAMAT GAN                                                            Agenda Number:  702104768
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2778C105
    Meeting Type:  SGM
    Meeting Date:  04-Nov-2009
          Ticker:
            ISIN:  IL0010932932
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 606119 DUE TO CHANGE IN MEETING DATE AND
       RECORD DATE. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the postponement by up to 6 months of             Mgmt
       repayment by the Company of loans received
       by the Company from Phoenix Holdings Ltd. in
       consideration for an increase of 2.5% in the
       rate of interest and furnishing of additional
       security; repayment of the loans amounting
       to NIS 41,126,308 was sue in AUG 2009; the
       Company is 66% controlled by Mr. Itzhak Tshuva
       and Pheonix is 55% controlled by Tshuva

2.     Approve to purchase USD 40 million ongoing D&O            Mgmt
       insurance cover for the year commenced on 03
       MAY 2009 for a premium of USD 85,890

3.     Approve to purchase USD 40 million run-off insurance      Mgmt
       cover for past and present D&O for the period
       from 03 MAY 2009 until 17 JUN 2016 for a premium
       of USD 411,250 for the whole period

4.     Approve the retroactive approval of the D&O               Mgmt
       insurance in respect of the period from 01
       DEC 2008 until 03 MAY 2009

5.     Approve the future D&O insurance cover during             Mgmt
       the coming 5 years in an amount not to exceed
       USD 50 million for a premium not to exceed
       USD 150,000 a year

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DELEK REAL ESTATE LTD, RAMAT GAN                                                            Agenda Number:  702163433
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2778C105
    Meeting Type:  SGM
    Meeting Date:  14-Dec-2009
          Ticker:
            ISIN:  IL0010932932
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the terms of office of Mr. Eran Mettle            Mgmt
       as the Chief Executive Officer in consideration
       for the payment of a Management Company owned
       by him of NIS 120,000 a month; the Chief Executive
       Officer will be entitled the use of a Company
       car and will be receiving liability exemption,
       indemnity and insurance as usual for D&O of
       the Company

2.     Approve the retroactive approval of the terms             Mgmt
       of office of Mr. Mettle in respect of his services
       as temporary Executive Chairman from 05 JAN
       2009 until 12 OCT 2009 at a total cost to the
       Company of NIS 1,224,000

3.     Amend the Articles of the Company so as to provide        Mgmt
       that the general meeting shall appoint the
       Chairman, but if the meeting does not do so,
       the Chairman will be appointed by the Board

4.     Amend the Articles so as to provide that the              Mgmt
       remuneration of the Directors shall be fixed
       by the Board subject to the receipt of all
       approvals required by law

5.     Amend the Articles relating to formalities as             Mgmt
       to quorum at meetings




--------------------------------------------------------------------------------------------------------------------------
 DELTA CORPORATION LTD                                                                       Agenda Number:  702047350
--------------------------------------------------------------------------------------------------------------------------
        Security:  V27716105
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2009
          Ticker:
            ISIN:  ZW0009011199
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Receive and consider the financial statements             Mgmt          For                            For
       for the previous year

O.2    Re-elect the Directors                                    Mgmt          For                            For

O.3    Appoint the Auditors                                      Mgmt          For                            For

1.     Approve to review fees payable to Chairman and            Mgmt          For                            For
       Non-Executive Directors

2.     Approve to implement the Delta Corporation Limited        Mgmt          For                            For
       Share Option Scheme 2010 and to allocate up
       to 25,000,000 ordinary shares to this Scheme
       the rules of the Scheme will be available for
       inspection at the registered office of the
       Company 14 days before the meeting




--------------------------------------------------------------------------------------------------------------------------
 DELTA ELECTRONICS (THAILAND) PUBLIC CO LTD                                                  Agenda Number:  702253787
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20266154
    Meeting Type:  AGM
    Meeting Date:  05-Apr-2010
          Ticker:
            ISIN:  TH0528010Z18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the minutes of 2009 AGM                           Mgmt          For                            For

2      Acknowledge the Company's operating results               Mgmt          For                            For
       for the year 2009

3      Approve the Company's audited financial statements        Mgmt          For                            For
       for the YE 31 DEC 2009 and the Auditor's report

4      Approve the dividend distribution for 2009                Mgmt          For                            For

5      Approve the appointment of Directors to replace           Mgmt          For                            For
       the Directors who retire by   rotation in 2010

6      Approve the remuneration for Directors for the            Mgmt          For                            For
       year 2010

7      Approve the appointment of the Auditor and its            Mgmt          For                            For
       remuneration for the year 2010 and its remuneration

8      Approve the issuance and offering of WTS to               Mgmt          For                            For
       the Directors and employees of    Delta Electronics
       Thailand  Pcl and its subsidiaries under the
       Employees     Stock Option Plan  ESOP 2010

9      Approve to decrease the remaining registered              Mgmt          For                            For
       capital from THB 1,259,000,000   to THB 1,247,385,000
       and the amendment to Clause 4 of the Memorandum
       of       Association to be in line with the
       new capital

10     Approve to increase the registered capital from           Mgmt          For                            For
       THB 1,247,385,000 to THB      1,309,685,000
       by issuing 62,300,000 new ordinary shares at
       a p/v of THB 1     each to reserve for the
       proposed ESOP 2010 and the amendment to Clause
       4 of   the Memorandum

11     Approve the allotment of 62,300,000 new ordinary          Mgmt          For                            For
       shares for the exercise by   the WTS holders
       of the right to purchase the ordinary shares
       to be issued and offered under the ESOP 2010

12     Other business (if any)                                   Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DELTA ELECTRS INC                                                                           Agenda Number:  702142631
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20263102
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2009
          Ticker:
            ISIN:  TW0002308004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Approve the merger with Cyntec Company Limited            Mgmt          For                            For
       / TW0002452000

A.2    Approve to merge Cyntec Company Limited / TW0002452000    Mgmt          For                            For
       via shares swap by new shares issuance

A.3    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 DELTA ELECTRS INC                                                                           Agenda Number:  702441027
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20263102
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002308004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 financial statements                             Non-Voting    No vote

A.3    The 2009 audited reports                                  Non-Voting    No vote

A.4    The status of assets impairment                           Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution. proposed            Mgmt          For                            For
       cash dividend: TWD 4.2 per     share

B.3    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.4    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.5    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.6    Approve the proposal to release the prohibition           Mgmt          For                            For
       on directors from             participation
       in competitive business

B.7    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DELTA HOLDING, RABAT                                                                        Agenda Number:  702332898
--------------------------------------------------------------------------------------------------------------------------
        Security:  V28474118
    Meeting Type:  OGM
    Meeting Date:  13-May-2010
          Ticker:
            ISIN:  MA0000011850
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the validation of the Company's financials        Mgmt          No Action
       as of 31 DEC 2009;         discharge to the
       Board of Directors Members and External Auditors
       for their   mandate with regards to the year
       2009

2      Approve the validation of consolidated financials         Mgmt          No Action
       as of 31 DEC 2009

3      Receive the special report of External Auditors           Mgmt          No Action
       and validation of regulated   conventions with
       regards to Article 56 law 17 95 governing joint
       stock        companies

4      Approve the profits allocation and payment of             Mgmt          No Action
       a dividend of MAD 3 per share   starting 15
       JUL 2010

5      Approve the allocation of an annual global amount         Mgmt          No Action
       of MAD 650,000.00 as Board  of Directors Members
       fee

6      Authorize the holder of a copy or a certified             Mgmt          No Action
       true copy of the general        meeting  minute
       in order to perform the formalities set by
       the law




--------------------------------------------------------------------------------------------------------------------------
 DENWAY MTRS LTD                                                                             Agenda Number:  702394583
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2032Y106
    Meeting Type:  AGM
    Meeting Date:  11-May-2010
          Ticker:
            ISIN:  HK0203009524
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 670252 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the Audited financial statements and              Mgmt          For                            For
       the report of the Directors and  the Independent
       Auditor's report for the YE 31 DEC 2009

2.     Declare a final dividend                                  Mgmt          For                            For

3.i    Re-elect Mr. Zhang Fangyou as the Director                Mgmt          For                            For

3.ii   Re-elect Mr. LI Tun as the Director                       Mgmt          For                            For

3.iii  Re-elect Mr. FU Shoujie as the Director                   Mgmt          For                            For

3.iv   Re-elect Mr. Lee Ka Lun as the Director                   Mgmt          For                            For

3.v    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4      Re-appoint Auditor and authorize the Board of             Mgmt          For                            For
       Directors to fix the remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to paragraph (ii) during the Relevant Period
       [as specified] to repurchase shares in the
       capital of the Company on the Stock Exchange
       of Hong Kong Limited or on any other Stock
       Exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time; the
       aggregate nominal amount of shares of the Company
       to be repurchased by the Company pursuant to
       the approval in paragraph [i] of this Resolution
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of the passing of this resolution
       and the said approval shall be limited accordingly;
       [Authority expires at the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by law to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to paragraph [iii] during or after the relevant
       period as specified to allot, issue and deal
       with additional shares in the capital of the
       Company and to make and grant offers, agreements
       and options [including warrants, bonds, debentures,
       notes and other securities which carry rights
       to subscribe for or are convertible into shares
       of the Company] which would or might require
       shares to be allotted be and is hereby generally
       and unconditionally approved; the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the directors of the Company
       pursuant to the approval in paragraph [i] of
       this Resolution, otherwise than pursuant to
       [a] a Rights Issue [as specified]; or [b] an
       issue of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company; or
       [c] any issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or [d] an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the dividend on shares of the Company
       in accordance with the articles of association
       of the Company, shall not exceed 20% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of the passing
       of this Resolution and the said approval shall
       be limited accordingly; [Authority expires
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       law to be held]

7.     Approve, conditional upon the passing of the              Mgmt          Against                        Against
       ordinary resolutions in items 5 and 6 in the
       notice convening this meeting, the general
       mandate granted to the Directors of the Company
       to exercise the powers of the Company to allot,
       issue and deal with any additional shares of
       the Company pursuant to ordinary resolution
       in item 6 of the notice convening this meeting
       be and is hereby extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to ordinary resolution in
       item 5 of the notice convening this meeting,
       provided that such extended amount shall not
       exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 DESARROLLADORA HOMEX S A DE   C V                                                           Agenda Number:  702148962
--------------------------------------------------------------------------------------------------------------------------
        Security:  P35054108
    Meeting Type:  EGM
    Meeting Date:  19-Nov-2009
          Ticker:
            ISIN:  MX01HO000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Approve to increase the minimum, fixed share              Mgmt          For                            For
       capital through the issuance of unsubscribed
       for shares in a single series for placement
       through a public offering, without the preemptive
       subscription rights of the shareholders being
       applicable, in accordance with the terms of
       Article 53 of the Securities Market Law and
       Article 7 of the Corporate Bylaws, subject
       to the approval of the national banking and
       securities commission

II.    Amend the Article 6 of the Corporate Bylaws               Mgmt          For                            For

III.   Approve the public offering of shares of the              Mgmt          For                            For
       Company in Mexico and other, foreign markets

IV.    Approve the designation of special delegates              Mgmt          For                            For
       for the execution and formalization of the
       resolutions and for the realization of all
       the acts and steps in relation to the public
       offering of shares of the Company




--------------------------------------------------------------------------------------------------------------------------
 DESARROLLADORA HOMEX S A DE   C V                                                           Agenda Number:  702339955
--------------------------------------------------------------------------------------------------------------------------
        Security:  P35054108
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  MX01HO000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Approve the Board of Directors report regarding           Mgmt          For                            For
       the FYE on 31 DEC 2009 in     terms of Article
       28 Section IV of the market and securities
       Law presentation  and in its case of the report
       of the Board of Directors for the YE on 31
       DEC  2009 pursuant to Article 172 of the general
       Law on commercial companies       including
       the financial statements for the YE on 31 DEC
       2009

II     Approve the application of results corresponding          Mgmt          For                            For
       to the period of January 1st to 31 DEC 2009

III    Approve the maximum amount of funds that may              Mgmt          For                            For
       be used for stock buyback during FY 2010

IV     Appointment of Members of the Board of Directors          Mgmt          For                            For
       of the Company as well as

V      Appointment of Presidents of the Audit Committee          Mgmt          For                            For
       and the Corporate Practices

VI     Appointment of Special Delegates to formalize             Mgmt          For                            For
       and fulfill any of the




--------------------------------------------------------------------------------------------------------------------------
 DHOFAR INTERNATIONAL DEVELOPMENT & INVESTMENT H OLDING, SALALAH                             Agenda Number:  702291725
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2R062102
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  OM0000001509
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the report of the Board of Directors              Mgmt          For                            For
       for the FYE 31 DEC 2009

2      Approve the Corporate Governance report for               Mgmt          For                            For
       the FYE 31 DEC 2009

3      Approve the Auditors report and the financial             Mgmt          For                            For
       position and statement of       comprehensive
       income for the FYE 31 DEC 2009

4      Approve the distribution of cash dividend at              Mgmt          For                            For
       the rate of 30 baizas per share  of 100 baizas
       each for the FYE 31 DEC 2009

5      Ratify the payment of sitting fees for the Board          Mgmt          For                            For
       and Committees meeting       during the year
       2009 and to determine the sitting fees for
       the next FY 2010

6      Approve the payment of Board remuneration of              Mgmt          For                            For
       OMR 157,800 for the FYE 31 DEC   2009

7      Approve to inform the related party transactions          Mgmt          For                            For
       entered during the FY 2009   for approval

8      Approve the related party transactions to be              Mgmt          For                            For
       entered during the next FY 2010

9      Ratify and approve donations paid to various              Mgmt          For                            For
       charitable organizations during  the FY 2009
       and authorize the Board to set aside OMR 40000
       to be paid during  next FY 2010

10     Appoint the Auditors for the FYE 31 DEC 2010              Mgmt          For                            For
       and determine their fees;




--------------------------------------------------------------------------------------------------------------------------
 DIAGNOSTICOS DA AMER S A                                                                    Agenda Number:  702070335
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3589C109
    Meeting Type:  EGM
    Meeting Date:  01-Sep-2009
          Ticker:
            ISIN:  BRDASAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

A.     Elect all Members of the Board of Directors               Mgmt          For                            For
       of the Company

B.     Approve the proposal for the takeover, by the             Mgmt          For                            For
       Company, of the following controlled Companies
       of the Company takeover Laboratorio Imuno Ltda,
       Clinica Medica Vita Ltda, Laboratorio Louis
       Pasteur Patologia Clinica Ltda, Maxidiagnosticos
       Participacoes Ltda, Cedimax Diagnosticos Medicos
       Ltda, Clinica Radiologica Clira Ltda, Digirad
       Diagnosticos Medicos Ltda, and Clinica Radiologica
       Brafer Ltda absorbed Companies, with the consequent
       extinction of the absorbed Companies

C.     Approve the protocol and justification for the            Mgmt          For                            For
       takeover of the absorbed Companies by the Company

D.     Approve and ratify the recommendation, by the             Mgmt          Against                        Against
       Executive Committee of the Company, of KPMG
       Auditors Independents, a Company specialized
       in evaluations, with Headquarters in the City
       of Sao Paulo, in the state of Sao Paulo, at
       33 Rua Renato Paes De Barros, with corporate
       taxpayer ID CNPJ Mf Number 57.755.217/0001/29,
       and regional accounting council CRC Number
       2SP014428.O.6, as the expert Company responsible
       for the evaluation of the net book/entry assets
       of the absorbed companies at their book entry
       equity value, as well as preparation of the
       respective evaluation reports evaluation reports

E.     Approve the evaluation reports of the Absorbed            Mgmt          For                            For
       Companies

F.     Authorize the Administrators of the Company               Mgmt          For                            For
       to adopt all measures necessary aiming at formalizing
       the takeover before the competent public bodies




--------------------------------------------------------------------------------------------------------------------------
 DIAGNOSTICOS DA AMER S A                                                                    Agenda Number:  702156793
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3589C109
    Meeting Type:  EGM
    Meeting Date:  01-Dec-2009
          Ticker:
            ISIN:  BRDASAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.

1.     Approve the proposal for the merger, by the               Mgmt          For                            For
       Company, of the following subsidiary Companies
       of the Company merger Laboratorio Alvaro Ltda,
       Laboratorio Frischmann Aisengart Ltda, Laboratorio
       Atalaia Ltda, Image Memorial Ltda, Med Imagem
       Ultra Sonografia and Radiologia Ltda, Cedic
       Centro Diagnosticos Por Imagem De Cuiaba Ltda,
       Centro Medico De Diagnostico Laboratorial Ltda.
       and Unidade Cearense De Imagem Ltda, merged
       Companies, with the consequent extinction of
       the merged Companies

2.     Approve the protocol and justification of merger          Mgmt          For                            For
       of the merged Companies into the Company

3.     Ratify the appointment of KPMG Auditors Independents,     Mgmt          For                            For
       with its headquarters in the city of Sao Paulo,
       state of Sao Paulo, at Rua Dr. Renato Paes
       De Barros, number 33, with Corporate Taxpayer
       ID CNPJMF number 57.755.2 17.0001.29 and public
       accounting registration CRC number 2SP 014428o6,
       as the expert Company responsible for the evaluation
       of the equity of the merged Companies at their
       book value, as well as for the preparation
       of the respective valuation reports

4.     Approve the valuation reports                             Mgmt          For                            For

5.     Authorize the Managers of the Company to take             Mgmt          For                            For
       all the measures necessary for the purpose
       of formalizing the merger before the public
       agencies with jurisdiction




--------------------------------------------------------------------------------------------------------------------------
 DIAGNOSTICOS DA AMER S A                                                                    Agenda Number:  702156818
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3589C109
    Meeting Type:  EGM
    Meeting Date:  01-Dec-2009
          Ticker:
            ISIN:  BRDASAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.

1.     Approve the proposal for the merger, by the               Mgmt          For                            For
       Company, of the following subsidiary Companies
       of the Company merger, Exame Laboratorios De
       Patologia clinica Ltda merged Companie, with
       the consequent extinction of the merged Companie

2.     Approve the protocol and justification of merger          Mgmt          For                            For
       of the merged Companies into the Company

3.     Ratify the appointment of KPMG Auditors Independents,     Mgmt          For                            For
       with its headquarters in the city of Sao Paulo,
       state of Sao Paulo, at Rua Dr. Renato Paes
       De Barros, number 33, with Corporate Taxpayer
       ID CNPJMF number 57.755.2 17.0001.29 and public
       accounting registration CRC number 2SP 014428o6,
       as the expert Company responsible for the evaluation
       of the equity of the merged Companies at their
       book value, as well as for the preparation
       of the respective valuation reports

4.     Approve the valuation reports                             Mgmt          For                            For

5.     Authorize the Managers of the Company to take             Mgmt          For                            For
       all the measures necessary for the purpose
       of formalizing the merger before the public
       agencies with jurisdiction




--------------------------------------------------------------------------------------------------------------------------
 DIAGNOSTICOS DA AMER S A                                                                    Agenda Number:  702179880
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3589C109
    Meeting Type:  EGM
    Meeting Date:  28-Dec-2009
          Ticker:
            ISIN:  BRDASAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

i.     Approve, in accordance with the terms of Article          Mgmt          For                            For
       12, Line IV, of the          Corporate Bylaws
       of the Company, of the proposal from the Management,
       to      split common shares issued by the Company,
       with each 1 common share coming to be represented
       by 4 common shares, with the shareholders receiving
       3 new      common shares for each  1  common
       share held by the shareholders on the date
       that the general meeting that approves the
       split is held, with it being       certain
       that the shares coming from the split will
       participate on equal terms in all of the benefits,
       including dividends and any other capital
       remuneration that comes to be distributed
       by the Company beginning on 28 DEC  2009 ,
       including that date

ii.    Amend the Article 5 of the Corporate Bylaws               Mgmt          For                            For
       of the Company, to reflect the    number of
       shares into which the share capital is divided
       as a result of the   share split mentioned
       above

iii.   Amend the main part of Article 6 of the Corporate         Mgmt          For                            For
       Bylaws of the Company, to   increase the authorized
       capital limit

Iv.    Approve the consolidation of the Corporate Bylaws         Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 DIAGNOSTICOS DA AMER S A                                                                    Agenda Number:  702182332
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3589C109
    Meeting Type:  EGM
    Meeting Date:  31-Dec-2009
          Ticker:
            ISIN:  BRDASAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Approve the merger, into the Company, of Exame            Mgmt          For                            For
       Laboratorios De Patologia Clinica Ltd a merged
       Company, a subsidiary of the Company, with
       the consequent extinction of the merged Company

II.    Approve the Protocol and Justification of the             Mgmt          For                            For
       merger of the merged Company into the Company

III.   Ratify the recommendation, by the Executive               Mgmt          For                            For
       Committee of the Company, of KPMG Auditores
       Independentes, with headquarters in the city
       of Sao Paulo, State of Sao Paulo, at 33 RUA
       DR. Renato Paes De Barros, with corporate taxpayer
       ID CNPJMF number 57.755.217.0001.29 and Regional
       Accounting Council CRC number 2SP014428O6 as
       the expert Company responsible for the valuation
       of the net assets of the merged Company using
       its accounting asset value, as well as for
       the preparation of the respective valuation
       report valuation report

IV.    Approve the valuation report                              Mgmt          For                            For

V.     Grant authority so that the Administrators of             Mgmt          For                            For
       the Company adopt all necessary measures aimed
       at formalizing the merger with the appropriate
       Public Bodies




--------------------------------------------------------------------------------------------------------------------------
 DIAGNOSTICOS DA AMER S A                                                                    Agenda Number:  702199325
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3589C109
    Meeting Type:  EGM
    Meeting Date:  01-Feb-2010
          Ticker:
            ISIN:  BRDASAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve, in accordance with the terms of Article          Mgmt          For                            For
       12, line iv, of the          Corporate Bylaws
       of the Company, of the proposal from the Management
       to split common shares issued by the Company,
       with each 1 common share coming to be    represented
       by 4 common shares, with the shareholders receiving
       3 new common  shares for each 1 common share
       held by the shareholders on the date that the
       general meeting that approves the split is
       held, with it being certain that   the shares
       coming from the split will participate on equal
       terms in all of    the benefits, including
       the dividends and any other capital remuneration
       that comes to be distributed by the Company
       beginning on 28 DEC 2009, including    that
       date

2      Amend the Article 5 of the Corporate Bylaws               Mgmt          For                            For
       of the Company, to reflect the    number of
       shares into which the share capital is divided
       as a result of the   share split mentioned
       above

3      Approve to amend the main part of Article 6               Mgmt          For                            For
       of the Corporate Bylaws of the    Company,
       to increase the authorized capital limit

4      Approve the consolidation of the Corporate Bylaws         Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 DIAGNOSTICOS DA AMER S A                                                                    Agenda Number:  702315296
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3589C109
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  BRDASAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve to take knowledge of the Directors accounts,      Mgmt          For                            For
       and the Company's        consolidated  financial
       statements for the FYE 31 DEC 2009

2      Approve the proposal for the  capital budget              Mgmt          For                            For
       for the year 2010, the           allocation
       of the net profit from the FYE on 31 DEC 2009,
       and ratify the      early distributions of
       dividends and interim interest over on net
       equity

3      Approve to set the total annual remuneration              Mgmt          For                            For
       for the Members of the Board of  Directors
       and Executive Committee

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/OR ABSTAIN ARE ALLOWED. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 DIAGNOSTICOS DA AMER S A                                                                    Agenda Number:  702358727
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3589C109
    Meeting Type:  EGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  BRDASAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.     Approve to decide regarding the proposal from             Mgmt          For                            For
       management to amend the corporate Bylaws of
       the Company, specifically, Article 11 deposit
       of documents for shareholders before general
       meetings are held and Article 48 change of
       the newspaper for publications, in accordance
       with the terms of the proposal made available
       together with this call notice and that is
       available to the shareholders at the head office
       and on the Company's website www.dasa3.com.br
       as well as in the electronic system on the
       securities commission page on the internet

B.     Approve the matter described in line a of item            Mgmt          For                            For
       II to decide regarding t he consolidation of
       the corporate Bylaws of the Company with the
       amendments




--------------------------------------------------------------------------------------------------------------------------
 DIAGNOSTICOS DA AMERICA SA, BARUERI                                                         Agenda Number:  702466055
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3589C109
    Meeting Type:  EGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  BRDASAACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

A      Approve to decide regarding the proposal from             Mgmt          For                            For
       management to amend the         corporate bylaws
       of the Company, specifically, Article 11 deposit
       of          documents for shareholders before
       general meeting are held and Article 48
       change of the newspaper for publications,
       in accordance with the terms of the proposal
       made available together with this call notice
       and that is available  to the shareholders
       at the head office and on the Company's website
       www.dasa3.com.br , as well as in
       the electronic system on the securities
       commission page on the internet

B      Approve the matter described in line a of item            Mgmt          For                            For
       II of is approved, to decide   regarding the
       consolidation of the corporate bylaws of the
       Company with the   approved amendments

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 DIALOG GROUP BHD                                                                            Agenda Number:  702132185
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20641109
    Meeting Type:  AGM
    Meeting Date:  19-Nov-2009
          Ticker:
            ISIN:  MYL7277OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the FYE 30 JUN 2009 together with the reports
       of the Directors and the Auditors thereon

2.     Approve the payment of a final dividend of 24%            Mgmt          For                            For
       per ordinary share of MYR 0.10 each less income
       tax at 25% in respect of the FYE 30 JUN 2009

3.     Approve the distribution of a special share               Mgmt          For                            For
       dividend on the basis of 1 treasury share for
       every 50 existing ordinary shares of MYR 0.10
       each held in Dialog in respect of the FYE 30
       JUN 2009

4.     Re-elect Mr. Ngau Boon Keat as a Director, who            Mgmt          For                            For
       retires in pursuant to Article 96 of the Company's
       Articles of Association

5.     Re-elect Dr. Junid Bin Abu Saham as a Director,           Mgmt          For                            For
       who retires in pursuant to Article 96 of the
       Company's Articles of Association

6.     Re-elect Mr. Chew Eng Kar as a Director, who              Mgmt          For                            For
       retires in pursuant to Article 96 of the Company's
       Articles of Association

7.     Re-elect Datuk Oh Chong Peng as a Director,               Mgmt          For                            For
       who retires in pursuant to Article 101 of the
       Company's Articles of Association

8.     Approve the payment of Directors' fees of MYR             Mgmt          For                            For
       225,000 in respect of the FYE 30 JUN 2009

9.     Re-appoint Messrs BDO Binder as the Auditors              Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

10.    Authorize the Directors, pursuant to the Dialog           Mgmt          For                            For
       Group Employees' Share Option Scheme [the Scheme]
       which was approved at the EGM held on 25 JUL
       2007, to offer and grant options to eligible
       employees and eligible Directors of the Company
       and its subsidiary companies [the Group] and
       pursuant to Section 132D of the Companies Act,
       1965 to allot and issue such number of new
       ordinary shares of MYR 0.10 each in the capital
       of the Company from time to time in accordance
       with the By-Laws of the Scheme

11.    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       132D of the Companies Act, 1965, to allot and
       issue shares in the Company at any time and
       upon such terms and conditions and for such
       purposes as the Directors may, in their absolute
       discretion deem fit, provided that the aggregate
       number of shares issued pursuant to this resolution
       in any 1 FY does not exceed 10% of the issued
       and paid-up share capital of the Company for
       the time being and to obtain the approval for
       the listing of and quotation for the additional
       shares so issued on Bursa Malaysia Securities
       Berhad; [Authority expires at the conclusion
       of the next AGM of the Company]

12.    Authorize the Company, subject to the Companies           Mgmt          For                            For
       Act, 1965, the Memorandum and Articles of Association
       of the Company and the requirements of Bursa
       Malaysia Securities Berhad [Bursa Malaysia]
       and any other relevant authorities, to purchase
       and/or hold such number of ordinary shares
       of MYR 0.10 each in the Company as may be determined
       by the Directors of the Company from time to
       time through Bursa Malaysia upon such terms
       and conditions as the Directors of the Company
       may deem fit in the interest of the Company
       provided that the aggregate number of ordinary
       shares of MYR 0.10 each purchased pursuant
       to this resolution does not exceed 10% of the
       total issued and paid-up share capital of the
       Company [Proposed Renewal of Share Buy-Back
       Authority] and that an amount not exceeding
       the total audited retained profits and share
       premium account of the Company at the time
       of purchase, would be allocated by the Company
       for the Proposed Renewal, and to take all steps
       necessary to implement, finalize and to give
       full effect to the Proposed Renewal and to
       decide in their discretion to either retain
       the ordinary shares of MYR 0.10 each purchased
       pursuant to the Proposed Renewal as treasury
       shares and/or to resell the treasury shares
       and/or to distribute them as share dividends
       and/or to cancel them; [Authority expires at
       the conclusion of the next AGM of the Company]

13.    Authorize the Company and/or its subsidiaries,            Mgmt          For                            For
       subject to the Companies Act, 1965 [Act], the
       Memorandum and Articles of Association of the
       Company and the requirements of Bursa Malaysia
       Securities Berhad and any other relevant authorities,
       to enter into the Recurrent Related party transactions
       of a revenue or trading nature [Recurrent Related
       Party Transactions] as set out in Section 2.5
       of Part B of the Circular to shareholders dated
       26 OCT 2009 subject further to the following:
       the recurrent related party transactions are
       in the ordinary course of business which are
       necessary for day-to-day operations and are
       on terms not more favourable to the related
       parties than those generally available to the
       public and are not to the detriment of the
       minority shareholders of the Company; and disclosure
       is made in the annual report of the breakdown
       of the aggregate value of transactions conducted
       during a FY and that such approval shall, commence
       immediately upon the passing of this ordinary
       resolution and [Authority expires at the conclusion
       of the next AGM of the Company following the
       forthcoming AGM at which the proposed shareholders'
       mandate for recurrent related party transactions
       of a revenue or trading nature is approved,
       at which time it will lapse, unless by a resolution
       passed at the next AGM, the authority is renewed;
       the expiration of the period within which the
       next AGM after the date it is required to be
       held pursuant to Section 143(1) of the Act
       [but must not extend to such extension as may
       be allowed pursuant to Section 143(2) of the
       Act]; or revoked or varied by resolution passed
       by the shareholders of the Company in a general
       meeting, whichever is the earlier; authorize
       the Directors and/or any of them to complete
       and do all such acts and things [including
       executing such documents as may be required]
       to give effect to the transactions contemplated
       and/or authorized by this ordinary resolution

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DIALOG GROUP BHD                                                                            Agenda Number:  702184918
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20641109
    Meeting Type:  EGM
    Meeting Date:  13-Jan-2010
          Ticker:
            ISIN:  MYL7277OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE BE ADVISED THAT FOR THIS MEETING, THE              Non-Voting    No vote
       COMPANY ALLOWS THE APPOINTMENT   OF ONLY ONE
       1  PROXY IN RESPECT OF EACH SECURITIES ACCOUNT
       ELIGIBLE TO VOTE. GENERALLY, PUBLIC LIMITED
       COMPANY  PLC  ALLOWS APPOINTMENT OF TWO  2
       PROXIES FOR EACH SECURITIES ACCOUNT FOR THEIR
       MEETINGS. AS SUCH, PLEASE TAKE NOTE OF  THIS
       EXCEPTION IN MANAGING YOUR CLIENTS' VOTING
       INSTRUCTIONS FOR SUBMISSION.  THANK YOU.

1      Authorize the Board, subject to the approvals             Mgmt          For                            For
       of all relevant authorities or  parties  where
       required , to capitalize firstly MYR 34,396,684
       from the       Company's revaluation reserve
       account and the balance thereof of up to MYR
       22,437,358 from the retained profits of
       the Company and that the same be      applied
       in making payment in full at par of up to 568,340,416
       Bonus Shares in the share capital of the Company;
       approve that such Bonus Shares be allotted
       and distributed as fully paid amongst persons
       who are registered as           shareholders
       of the Company on the Entitlement Date, on
       the basis of 2 Bonus  Shares for every 5 Dialog
       Shares held then by such shareholders; authorize
       the Board to deal with any fractional entitlement
       and fraction of a Bonus     Share that may
       arise from CONTD.

-      CONTD. the Proposed Bonus Issue in such a manner          Non-Voting    No vote
       as it shall in their         absolute discretion
       deem fit and in the interest of the Company;
       approve that such Bonus Shares shall, upon
       allotment and issue, rank pari passu in all
       respects with the existing Shares save
       and except that they shall not be      entitled
       to any dividends, rights, allotments and/or
       other distributions, the entitlement date of
       which is prior to the date of the allotment
       of the Bonus  Shares; and authorize the Board
       to give effect to the Proposed Bonus Issue
       with full powers to assent to any conditions,
       modifications, variations       and/or amendments
       as may be required by the relevant authorities
       and to do    all such acts as they may consider
       necessary CONTD.

-      CONTD. or expedient in the best interest of               Non-Voting    No vote
       the Company to give effect to the Proposed
       Bonus Issue




--------------------------------------------------------------------------------------------------------------------------
 DIGI.COM BHD                                                                                Agenda Number:  702385938
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2070F100
    Meeting Type:  AGM
    Meeting Date:  13-May-2010
          Ticker:
            ISIN:  MYL6947OO005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited financial statements        Mgmt          For                            For
       of the Company for the FYE 31 DEC 2009 and
       the Directors' and Auditors' reports thereon

2      Re-elect Dato' Ab. Halim Bin Mohyiddin as the             Mgmt          For                            For
       Director of the Company, who    retires under
       Article 98(A) of the Articles of Association
       of the Company

3      Re-elect Eirik Boerve Monsen as a Director,               Mgmt          For                            For
       who retires under Article 98(E)   of the Articles
       of Association of the Company

4      Re-elect Hakon Bruaset Kjol as a Director, who            Mgmt          For                            For
       retires under Article 98(E) of the Articles
       of Association of the Company

5      Re-appoint Messrs Ernst & Young as the Auditors           Mgmt          For                            For
       of the Company and authorize  the Directors
       to fix their remuneration

6      Authorize the Company and its subsidiaries,               Mgmt          For                            For
       subject to the provisions of the  Listing Requirements
       of Bursa Malaysia Securities Berhad, and its
       subsidiaries, to enter into recurrent
       related party transactions of a revenue or
       trading nature with Telenor and persons connected
       with Telenor as          specified in Section
       2.3 of the circular to shareholders dated 20
       APR 2010,   which are necessary for the day-to-day
       operations and/or in the ordinary      course
       of business of the Company and its subsidiaries
       on terms not more      favorable to the related
       parties than those generally available to the
       public and are not detrimental to the ..CONTD

CONT   ..CONTD minority shareholders of the Company              Non-Voting    No vote
       and that such approval shall     continue to
       be in force until:  Authority expires the earlier
       of the          conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM after the date
       it is required to be held pursuant   to Section
       143 1  of the Companies Act, 1965  but shall
       not extend to such    extension as may be allowed
       pursuant to Section 143 2  of the Companies
       Act,  1965  to complete and to do all such
       acts and things  including executing     such
       documents as may be required  to give effect
       to the transactions




--------------------------------------------------------------------------------------------------------------------------
 DISCOUNT INVESTMENT CORP, TEL AVIV-JAFFA                                                    Agenda Number:  702083104
--------------------------------------------------------------------------------------------------------------------------
        Security:  M28072102
    Meeting Type:  SGM
    Meeting Date:  24-Sep-2009
          Ticker:
            ISIN:  IL0006390137
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THIS IS A FIRST SGM. THANK               Non-Voting    No vote
       YOU.

1.     Approve the transaction by which the Company              Mgmt          For                            For
       and subsidiary will sell to Clal Industries
       & Investments Ltd. (Clal) all holdings of shares
       in Hadera Paper Ltd., namely 1,085,860 shares,
       in consideration for NIS 346 million; the Company
       is 74.5% controlled by IDB Development Ltd.,
       and Clal is 60.5% controlled by IDB; the Company
       currently owns 21.45% and Clal owns 37.98%
       of Hadera




--------------------------------------------------------------------------------------------------------------------------
 DISCOUNT INVESTMENT CORP, TEL AVIV-JAFFA                                                    Agenda Number:  702083128
--------------------------------------------------------------------------------------------------------------------------
        Security:  M28072102
    Meeting Type:  SGM
    Meeting Date:  24-Sep-2009
          Ticker:
            ISIN:  IL0006390137
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL.

       PLEASE NOTE THAT THIS IS A SECOND SGM. THANK              Non-Voting    No vote
       YOU.

1.     Approve a transaction by which the Company together       Mgmt          For                            For
       with Discount will purchase from Elron Electronic
       Industries Ltd. [Elron] all of the holdings
       of Elron in Netvision Ltd. namely 2,023,247
       shares, in consideration for NIS 100,353,051;
       the Company, Clal and Elron respectively currently
       own 31.7%, 24.37% and 15.37% of Netvision




--------------------------------------------------------------------------------------------------------------------------
 DISCOUNT INVESTMENT CORP, TEL AVIV-JAFFA                                                    Agenda Number:  702088318
--------------------------------------------------------------------------------------------------------------------------
        Security:  M28072102
    Meeting Type:  OGM
    Meeting Date:  24-Sep-2009
          Ticker:
            ISIN:  IL0006390137
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the financial statements and Directors'           Mgmt          For                            For
       report for the year 2008

2.1    Re-appoint N. Dankner as an Officiating Director          Mgmt          For                            For

2.2    Re-appoint R. Bisker as an Officiating Director           Mgmt          For                            For

2.3    Re-appoint S. Ben-Ze'ev as an Officiating Director        Mgmt          For                            For

2.4    Re-appoint H. Gavrieli as an Officiating Director         Mgmt          For                            For

2.5    Re-appoint Z. Dankner as an Officiating Director          Mgmt          For                            For

2.6    Re-appoint E. Cohen as an Officiating Director            Mgmt          For                            For

2.7    Re-appoint Z. Livnat as an Officiating Director           Mgmt          For                            For

2.8    Re-appoint G. Lahav as an Officiating Director            Mgmt          For                            For

2.9    Re-appoint D. Manor as an Officiating Director            Mgmt          For                            For

2.10   Re-appoint I. Manor as an Officiating Director            Mgmt          For                            For

2.11   Re-appoint A. Fisher as an Officiating Director           Mgmt          For                            For

2.12   Re-appoint Y. Shimmel as an Officiating Director          Mgmt          For                            For

2.13   Approve that the External Directors continue              Mgmt          For                            For
       in office by provision of Law

3.     Re-appoint the Accountant Auditors for the year           Mgmt          For                            For
       2008 and receive the report of the Board as
       to their fees




--------------------------------------------------------------------------------------------------------------------------
 DISCOUNT INVESTMENT CORP, TEL AVIV-JAFFA                                                    Agenda Number:  702101940
--------------------------------------------------------------------------------------------------------------------------
        Security:  M28072102
    Meeting Type:  SGM
    Meeting Date:  29-Oct-2009
          Ticker:
            ISIN:  IL0006390137
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve a transaction by which the Company together       Mgmt          For                            For
       with Clal industries & Investments Ltd will
       purchase from Elron Electronic Industries Ltd
       all of the holdings of Elron in Netvision Ltd
       namely 2,023,247 shares, in consideration for
       NIS 100,353,051 [Discount, Clal and Elron respectively
       currently own 31.7%, 24.37% and 15.37% of Netvision]




--------------------------------------------------------------------------------------------------------------------------
 DISCOUNT INVESTMENT CORP, TEL AVIV-JAFFA                                                    Agenda Number:  702158684
--------------------------------------------------------------------------------------------------------------------------
        Security:  M28072102
    Meeting Type:  EGM
    Meeting Date:  24-Dec-2009
          Ticker:
            ISIN:  IL0006390137
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the employment by the Company of Mr.              Mgmt          For                            For
       A. Topaz, a family relative of an owner of
       control, in the capacity of deputy president
       in consideration for a salary of NIS 55,000
       a month linked to the consumers' prices index
       plus usual social and ancillary benefits, Company
       car and an annual bonus not to exceed 3 monthly
       salaries, estimated cost of employment in first
       year: NIS 1,014,000




--------------------------------------------------------------------------------------------------------------------------
 DISCOUNT INVESTMENT CORP, TEL AVIV-JAFFA                                                    Agenda Number:  702288300
--------------------------------------------------------------------------------------------------------------------------
        Security:  M28072102
    Meeting Type:  SGM
    Meeting Date:  13-Apr-2010
          Ticker:
            ISIN:  IL0006390137
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Re-appointment of Professor Niv Ahituv as an              Mgmt          For                            For
       External Director for an         additional
       statutory 3 year period




--------------------------------------------------------------------------------------------------------------------------
 DISCOVERY HLDGS LTD                                                                         Agenda Number:  702152036
--------------------------------------------------------------------------------------------------------------------------
        Security:  S2192Y109
    Meeting Type:  AGM
    Meeting Date:  01-Dec-2009
          Ticker:
            ISIN:  ZAE000022331
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the annual financial statements       Mgmt          For                            For
       for the YE 30 JUN 2009 and the report of the
       Directors and the Auditors thereon

2.     Appoint Mr. R. Farber as an Executive Director            Mgmt          For                            For
       on 01 JUL 2009

3.     Re-elect Dr. B.A. Brink as a Director, who retires        Mgmt          For                            For
       in accordance with the Company's Articles of
       Association [Articles]

4.     Re-elect Mr. A.L. Owen as a Director, who retires         Mgmt          For                            For
       in accordance with the Company's Articles

5.     Re-elect Ms. T. Slabbert as a Director, who               Mgmt          For                            For
       retires in accordance with the Company's Articles

6.     Approve the Directors' fees paid by the Company           Mgmt          For                            For
       for the YE 30 JUN 2009 as per the notes to
       the annual financial statements

7.     Re-appoint PricewaterhouseCoopers Inc. as Independent     Mgmt          For                            For
       Auditors of the Company and Mr. A.G. Taylor
       as the individual designated Auditor who will
       undertake the audit for the Company for the
       ensuing year

8.     Authorize the Directors to fix and pay the Auditors'      Mgmt          For                            For
       remuneration for the YE 30 JUN 2009

9.S.1  Approve to remunerate Ms. Sonja Sebotsa [Identity         Mgmt          For                            For
       No. 711215 0879 084] [Sebotsa] for services
       rendered by her to Discovery Health from time
       to time in her capacity as non-Executive Director
       on the basis as specified; the remuneration
       and benefits contemplated above is in addition
       to the usual remuneration and benefits conferred
       upon the Non-Executive Directors of Discovery
       Health in line with Discovery's policy prevailing
       from time to time; to the extent that the implementation
       of the remuneration and benefits contemplated
       above results in any form of direct or indirect
       financial assistance to Sebotsa for the acquisition
       of Discovery shares, subject to the Board of
       Directors of Discovery being satisfied that
       the requirements of Section 38[2A] [a] of the
       Companies Act 1973 [as amended] [the Companies
       Act] are satisfied, authorize the Discovery
       in terms of Section 38[2A][b] of the Companies
       Act to give such direct or indirect financial
       assistance to Sebotsa for the acquisition of
       Discovery shares [the Financial Assistance]

10S.2  Approve that as a general approval contemplated           Mgmt          For                            For
       in Sections 85 to 89 of the Companies Act No.
       61 of 1973, as amended [the Act], the acquisitions
       by the Company, and/or any subsidiaries of
       the Company from time to time of the issued
       ordinary shares of the Company, upon such terms
       and conditions and in such amounts as the Directors
       of the Company may from time to time determine,
       be authorized but subject to the Articles of
       Association of the Company, the provisions
       of the Act, as amended and the JSE Limited
       [JSE] Listing requirements where applicable,
       and provided that, any such acquisition of
       ordinary shares shall be effected through the
       order book operated by the JSE trading system
       and done without any prior understanding or
       arrangement between the Company and the counter-party
       [reported trades are prohibited]; an announcement
       will be published as soon as the Company has
       acquired ordinary shares constituting, on a
       cumulative basis, 3% of the initial number
       of ordinary shares in issue and for each 3%
       in aggregate of the initial number acquired
       thereafter, in compliance with paragraph 11.27
       of the JSE Listings Requirements; acquisitions
       of ordinary shares in aggregate in any 1 FY
       may not exceed 20% of the Company's issued
       ordinary share capital as at the date of the
       grant of this general authority; ordinary shares
       may not be acquired at a price greater than
       10% above, the weighted average of the market
       value at which such ordinary shares are traded
       on the JSE as determined over the 5 business
       days immediately preceding the date of repurchase
       of such ordinary shares; the JSE should be
       consulted for a ruling if the Company's securities
       have not traded in such 5 business day period;
       at any point in time, the Company may only
       appoint one agent to effect any repurchase
       on the Company's behalf; the Company undertaking
       that it will not enter the market to repurchase
       the Company's securities until the Company's
       sponsor has provided written confirmation to
       the JSE regarding the adequacy of the Company's
       working capital in accordance with Schedule
       25 of the JSE Listings Requirements; the Company
       remaining in compliance with the shareholder
       spread requirements of the JSE Listings Requirements;
       and the Company not repurchasing any shares
       during a prohibited period as defined in paragraph
       3.67 of the JSE Listings Requirements; unless
       they have in place a repurchase programme where
       the dates and quantities of securities to be
       traded during the relevant period are fixed
       [not subject to any variation] and full details
       of the programme have been disclosed in an
       announcement over SENS prior to the commencement
       of the prohibited period; and before entering
       the market to effect the general repurchase,
       the Directors, having considered the effects
       of the repurchase of the maximum number of
       ordinary shares in terms of the aforegoing
       general authority, will ensure that for a period
       of 12 months after the date of the general
       repurchase: the Company, and all of its subsidiaries,
       will be able, in the ordinary course of business,
       to pay its debts; the Company and the Group's
       assets, fairly valued in accordance with the
       accounting policies used in the latest audited
       consolidated annual financial statements, will
       exceed the liabilities of the Company and the
       Group for a period of 12 months after the date
       of the general repurchase; the Company's, and
       all of its subsidiaries', share capital and
       reserves will be adequate for ordinary business
       purposes; and the available working capital
       of the Company, and all of its subsidiaries,
       will be adequate for the purposes of the business
       of the Company, and all of its subsidiaries;
       and [Authority expires the earlier of the conclusion
       of the Company's next AGM or 15 months from
       the date of passing of this special resolution]

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DIVI'S LABORATORIES LTD                                                                     Agenda Number:  702026041
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2076F112
    Meeting Type:  OTH
    Meeting Date:  20-Jul-2009
          Ticker:
            ISIN:  INE361B01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU

1.     Approve, in accordance with the provisions of             Mgmt          For                            For
       Section 16 and 94 and all other applicable
       provisions of the Companies Act, 1956, that
       the existing authorized share capital of the
       Company of INR 20,00,00,000 divided into 5,00,000
       redeemable preference shares of INR 100 each
       aggregating to INR 5,00,00,000 and 7,50,00,000
       equity shares of INR 2 each aggregating to
       INR 15,00,00,000 be re-classified as INR 20,00,00,000
       divided into 10,00,00,000 equity shares of
       INR 2 each aggregating to INR 20,00,00,000
       and increased to 15,00,00,000 equity share
       of INR 2 each aggregating to INR 30,00,00,000
       and amend Clause V(a) of the Memorandum and
       Association of the Company accordingly by substituting
       the new Clause V(a) in place of the existing
       Clause V(a)

S.2    Amend Article 4 of the Articles of Association            Mgmt          For                            For
       of the Company by substituting the following
       new Article 4 in place of the existing Article
       4

3.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       subject to the provisions of Section 81 and
       other applicable provisions of the Companies
       Act, 1956 and of the Articles of Association
       of the Company and recommendation of the Board
       of Directors and subject to the guidelines
       and issued by Securities and Exchange Board
       for India [SEBI] and as may required in this
       regard of any other appropriate authority or
       authorities and subject also to such terms,
       conditions and modifications as may be prescribed
       in granting such approvals and agreed [hereinafter
       called the "Board" which term shall be deemed
       to include any Committee which the Board may
       have constituted or hereafter constitute, to
       exercise the powers including the powers conferred
       by this resolution], to capitalize such of
       the debentures premium, debenture forfeiture,
       share premium and/or general reserves as may
       be considered necessary by the Board for the
       purpose of issue of bonus share of INR 2 each
       credited as fully paid to the holders of the
       existing equity shares of the Company, whose
       names appear as may be fixed in this regard,
       in the proportion of 1 equity share for every
       1 equity share held by them; consequent to
       the issue of bonus shares, hereinbefore resolved,
       in accordance with applicable guidelines issued
       by SEBI from time to time and the Company's
       Employee Stock Scheme, 2006, the exercise price
       and the number of shares to which holders of
       the stock options granted under the Company's
       ESOP Scheme are entitled, be appropriately
       adjusted and the total number of shares that
       could be issued under the ESOP Scheme, be deemed
       to be increased to the extent of such additional
       equity shares to be issued; the new equity
       shares shall be allotted subject to the Memorandum
       and Articles of the Association of the Company
       and shall rank pari-passu, in all respects,
       with the existing fully paid shares of the
       Company, with a right, if the Board so determines,
       to participate in full in dividend to be declared
       after the date of allotment of these shares;
       no letters of allotment shall be issued in
       respect of the said bonus shares but the certificate(s)
       in respect of the new equity shares to be allotted,
       as fully paid bonus shares as aforesaid, shall
       be completed and thereafter be dispatched to
       the allottees thereof, within the period prescribed
       or that may be prescribed from time to time,
       except that the bonus shares will be credited
       to the demat accounts of the allottees who
       are holding the existing equity shares in electronic/demat form; the allotment of the fully paid new equity
       shares as bonus shares to the extent that they
       relate to non-resident Members of the Company,
       shall be subject to the approval of the Reserve
       Bank of India under the Foreign Exchange Management
       Act, 1969, if necessary; for the purpose of
       giving effect to bonus issue of equity shares
       resolved herein-before, the issuance of equity
       shares and/or instruments of securities representing
       the same, authorize the Board and other designated
       officers of the Company to do all such acts,
       deeds and matters and things as it may at its/their
       discretion deem necessary to desirable for
       such purpose, including without limitation,
       filling any documents with Securities and Exchange
       Board of India and/or any other authority or
       authorities as may be required for listing
       the additional equity shares on the Bombay
       Stock Exchange Limited and National Stock Exchange
       of India Limited




--------------------------------------------------------------------------------------------------------------------------
 DIVI'S LABORATORIES LTD                                                                     Agenda Number:  702056563
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2076F112
    Meeting Type:  AGM
    Meeting Date:  17-Aug-2009
          Ticker:
            ISIN:  INE361B01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009, the Profit and Loss account
       for the YE 31 MAR 2009 along with the reports
       of the Directors and the Auditors thereon

2.     Declare dividend for the FY 2008 - 2009                   Mgmt          For                            For

3.     Re-appoint Mr. S. Vasudev as a Director, who              Mgmt          For                            For
       retires by rotation

4.     Re-appoint Dr. G. Suresh Kumar as a Director,             Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. Kiran S. Divi as a Director,               Mgmt          For                            For
       who retires by rotation

6.     Appoint M/s. P. V. R. K. Nageswara Rao & Co.,             Mgmt          For                            For
       Chartered Accountants, Hyderabad as the Auditors
       of the Company who shall hold office from the
       conclusion of the ensuing AGM to the conclusion
       of next AGM and approve to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 DIVI'S LABORATORIES LTD                                                                     Agenda Number:  702145168
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2076F112
    Meeting Type:  OTH
    Meeting Date:  25-Nov-2009
          Ticker:
            ISIN:  INE361B01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTIONS
       "1 AND 2". THANK YOU.

1.     Re-appoint, in accordance with the provisions             Mgmt          For                            For
       of Sections 198, 269, 309, 310 and other applicable
       provisions, if any read along with Schedule
       XIII [as amended] of the Companies Act, 1956,
       Dr. Murali K Divi, as a Chairman and Managing
       Director of the Company for a further period
       of 5 years with effect 10 OCT 2009 on the remuneration,
       terms and conditions as specified

2.     Re-appoint, in accordance with the provisions             Mgmt          For                            For
       of Sections 198, 269, 309, 310 and other applicable
       provisions, if any read along with Schedule
       XIII [as amended] of the Companies Act, 1956,
       Mr. N V Ramana, as a Executive Director of
       the Company for a further period of 5 years
       with effect 26 DEC 2009 on the remuneration,
       terms and conditions as specified




--------------------------------------------------------------------------------------------------------------------------
 DOGAN SIRKETLER GRUBU HOLDINGS AS, ISTANBUL                                                 Agenda Number:  702023689
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2810S100
    Meeting Type:  OGM
    Meeting Date:  09-Jul-2009
          Ticker:
            ISIN:  TRADOHOL91Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A POWER          Non-Voting    No Action
       OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. CERTAIN GLOBAL CUSTODIANS HAVE A
       GLOBAL CUSTODIAN POAs IN PLACE WHICH WOULD
       ELIMINATE THE NEED FOR THE BO POA. IF YOU HAVE
       NOT SUBMITTED ANY POAs FOR THIS MARKET BEFORE,
       PLEASE CONTACT YOUR GLOBAL CUSTODIAN BANK TO
       SEE IF THEY HAVE A POA IN PLACE FOR YOUR ACCOUNTS.
       THANK YOU.

1.     Approve to forming the Presidency of Board                Mgmt          No Action

2.     Authorize the Board Members to sign the minutes           Mgmt          No Action
       of the meeting

3.     Approve to determine on amendment of paid in              Mgmt          No Action
       capital and item 8 number 5 of the Articles
       of Association

4.     Approve the reports of the Board Members, the             Mgmt          No Action
       Auditors and the Independent Auditor

5.     Approve to release of Board Members                       Mgmt          No Action

6.     Approve to release of the Auditors                        Mgmt          No Action

7.     Approve to determine the dividend distribution            Mgmt          No Action

8.     Approve to determine the number of Board Members,         Mgmt          No Action
       wages and terms of office

9.     Approve to determine the number of the Auditors,          Mgmt          No Action
       wages and terms of office

10.    Approve the Independent Audit Firm                        Mgmt          No Action

11.    Approve to determine on issuing Bond and/or               Mgmt          No Action
       commercial paper

12.    Approve to Permitting Board Members as per items          Mgmt          No Action
       334 and 335 of TCC

13.    Approve to inform about Informination Policy              Mgmt          No Action
       of the Company

14.    Approve the informing about code of Ethics of             Mgmt          No Action
       the Company

15.    Approve the informing about donations                     Mgmt          No Action

16.    Approve the informing about general mutual investments    Mgmt          No Action
       of the Company

17.    Wishes                                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 DOGAN SIRKETLER GRUBU HOLDINGS AS, ISTANBUL                                                 Agenda Number:  702093181
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2810S100
    Meeting Type:  EGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  TRADOHOL91Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A POWER          Non-Voting    No Action
       OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. CERTAIN GLOBAL CUSTODIANS HAVE A
       GLOBAL CUSTODIAN POAs IN PLACE WHICH WOULD
       ELIMINATE THE NEED FOR THE BO POA. IF YOU HAVE
       NOT SUBMITTED ANY POAs FOR THIS MARKET BEFORE,
       PLEASE CONTACT YOUR GLOBAL CUSTODIAN BANK TO
       SEE IF THEY HAVE A POA IN PLACE FOR YOUR ACCOUNTS.
       THANK YOU.

1.     Elect the Presidential Board                              Mgmt          No Action

2.     Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the meeting

3.     Approve the profit distribution proposal and              Mgmt          No Action
       determining the profit distribution date

4.     Wishes                                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 DOGAN SIRKETLER GRUBU HOLDINGS AS, ISTANBUL                                                 Agenda Number:  702483948
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2810S100
    Meeting Type:  OGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  TRADOHOL91Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Election of the Presidency Board                          Mgmt          No Action

2      Authorize the Presidency Board to sign the minutes        Mgmt          No Action
       of the meeting

3      Amend the Article 4. of Article of Association            Mgmt          No Action
       of the Company

4      Approve the reports prepared by the Board, Auditors       Mgmt          No Action
       and the Independent Audit firm, the balance
       sheet and profit loss statement

5      Approve the release of the Board members                  Mgmt          No Action

6      Approve the release of the Auditors                       Mgmt          No Action

7      Approve the decision on Boards proposal regarding         Mgmt          No Action
       profit distribution

8      Election of the Board and approve to determine            Mgmt          No Action
       their numbers, term of office  and wages

9      Election of the Auditors and approve to determine         Mgmt          No Action
       their numbers, term of      office and wages

10     Approve the decision on Independent Audit Firm            Mgmt          No Action

11     Authorize the Board to issue bond                         Mgmt          No Action

12     Authorize the Board to act in accordance with             Mgmt          No Action
       the Article 334 and 335 of the  Turkish Commercial
       Code

13     Approve to inform shareholders about donations,           Mgmt          No Action
       given collateral, dividend    distribution
       policy and other issues has to be informed
       to shareholders

14     Wishes                                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 DOGUS OTOMOTIV SERVIS VE TIC, ISTANBUL                                                      Agenda Number:  702339967
--------------------------------------------------------------------------------------------------------------------------
        Security:  M28191100
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  TREDOTO00013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and election of the Presidential Board            Mgmt          No Action

2      Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the meeting

3      Approve to concern the activities and accounts            Mgmt          No Action
       of 2009, the reading,          deliberation
       and the Board of Directors, Auditors and Independent
       Auditors    report

4      Approve the decision on adding the profit of              Mgmt          No Action
       the year 2009 to the loss        account of
       the previous years

5      Approve the decision on absolving the Board               Mgmt          No Action
       of Directors

6      Approve the decision on absolving the Auditors            Mgmt          No Action

7      Amend the 3rd Article of the Association According        Mgmt          No Action
       to the Rules Of Capital    Markets Board

8      Approve the Independent Auditing firm                     Mgmt          No Action

9      Approve the presentation of information to the            Mgmt          No Action
       assembly about the assurances  given to the
       third parties

10     Approve the presentation of information to the            Mgmt          No Action
       assembly about donations and   contributions

11     Wishes and closure                                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 DONG KUK STEEL MILL CO LTD                                                                  Agenda Number:  702249283
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20954106
    Meeting Type:  AGM
    Meeting Date:  11-Mar-2010
          Ticker:
            ISIN:  KR7001230002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Election of Kim, Young-Chul as the Inside Director        Mgmt          For                            For

3.2    Election of Jang, Se-Wook as the Inside Director          Mgmt          For                            For

3.3    Election of Nam, Yoon-Young as the Inside Director        Mgmt          For                            For

3.4    Election of Park, Ja-Hong as the Inside Director          Mgmt          For                            For

3.5    Election of Park, Kyu-Hong as the Outside Director        Mgmt          For                            For

3.6    Election of Kim, Duk-Bae as the Outside Director          Mgmt          For                            For

4.1    Election of Park, Kyu-Hong as the Audit Committee         Mgmt          For                            For
       Member

4.2    Election of Kim, Duk-Bae as the Audit Committee           Mgmt          For                            For
       Member

5      Approve the remuneration for the Directors                Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CORRECTION     Non-Voting    No vote
       IN DIRECTOR NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DONG-A PHARMACEUTICAL CO LTD, SEOUL                                                         Agenda Number:  702274490
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20949106
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7000640003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

1.     Approve the financial statement                           Mgmt          For                            For

2.1    Election of Choong Sik Yoo as a Inside Director           Mgmt          For                            For

2,2    Election of Dae Kyung Kim as a Outside Director           Mgmt          For                            For

3.     Approve the limit of remuneration for the Directors       Mgmt          For                            For

4.     Approve the limit of remuneration for the Auditor         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DONGBU INSURANCE CO LTD, SEOUL                                                              Agenda Number:  702451282
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2096K109
    Meeting Type:  AGM
    Meeting Date:  11-Jun-2010
          Ticker:
            ISIN:  KR7005830005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of Messrs. Hee Ju Hwang (External)               Mgmt          For                            For
       Keun Young Lee, Seon Jeong Kim as the Directors

4      Election of Messrs. Keun Young Lee, Seon Jeong            Mgmt          For                            For
       Kim as the Audit Committee     Member

5      Election of Hee Ju Hwang as an Audit Committee            Mgmt          For                            For
       Member who is not an outside   Director

6      Approve the remuneration limit of Directors               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DONGFENG MTR GROUP CO LTD                                                                   Agenda Number:  702408697
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y21042109
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE100000312
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291366.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       the "Board'  of the Company for the YE 31
       DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31  DEC 2009

3      Approve the report of the International Auditors          Mgmt          For                            For
       and audited financial        statements of
       the Company for the YE 31 DEC 2009

4      Approve the profit distribution plan of the               Mgmt          For                            For
       Company for the YE 31 DEC 2009    and authorize
       to the Board to deal with all issues relating
       to the            distribution of the final
       dividend for the year 2009

5      Authorize the Board to deal with all issues               Mgmt          For                            For
       in relation to the Company's      distribution
       of interim dividend for the year 2010 in its
       absolute discretion  including, but not limited
       to, determining whether to distribute interim
       dividend for the year 2010

6      Re-appointment of Ernst & Young as the International      Mgmt          For                            For
       Auditors of the Company, and Ernst & Young
       Hua Ming as the PRC Auditors of the Company
       for the year    2010 to hold office until the
       conclusion of the next AGM, and authorize the
       Board to fix their remuneration

7      Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors and the          Supervisors
       of the Company for the year 2010

S.8    Authorize the Board to issue, allot and deal              Mgmt          Against                        Against
       with additional shares in the    Company not
       exceeding 20% of each of the existing Domestic
       Shares and H       Shares in issue




--------------------------------------------------------------------------------------------------------------------------
 DOOSAN CORPORATION                                                                          Agenda Number:  702282194
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2100N107
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  KR7000150003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION

1      Approve the financial statement                           Mgmt          For                            For

2      Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

3.1    Election of Yongman Park, James B. Bemowski               Mgmt          For                            For
       as Inside Directors

3.2    Election of Hyun Yoo, Daesik Oh as Outside Director       Mgmt          For                            For

4      Approve the limit of remuneration for the Directors       Mgmt          For                            For

5      Approve the endowment of Stock Purchase Plan              Mgmt          For                            For

6      Approve the Stock Purchase Plan                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DOOSAN HEAVY INDUSTRIES AND CONSTRUCTION CO LTD, CHANGWON                                   Agenda Number:  702277181
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2102C109
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  KR7034020008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of Yongsung Park, Yongman Park External:         Mgmt          For                            For
       Jongyoul Lee, Gyungyung Yoon and Sangyoul Kim
       as the Directors

4      Election of Jongyoul Lee and Gyunyung Yoon as             Mgmt          For                            For
       the Audit Committee Members

5      Approve the remuneration for the Director                 Mgmt          For                            For

6      Approve to grant of Stock Option                          Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DOOSAN INFRACORE CO LTD, INCHON                                                             Agenda Number:  702282156
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2102E105
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  KR7042670000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement: balance sheet,           Mgmt          For                            For
       income statement, the         proposed disposition
       of accumulated deficit

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of Kim Kilwon as an External Director            Mgmt          For                            For

4      Election of Kim Kilwon, Kim Jongsuk as the Auditor        Mgmt          For                            For

5      Approve the remuneration limit for the Directors          Mgmt          For                            For

6      Approve the endowment of stock purchase option            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DOUJA PROMOTION GROUPE ADDOHA MAROC, CASABLANCA                                             Agenda Number:  702455139
--------------------------------------------------------------------------------------------------------------------------
        Security:  V3077W107
    Meeting Type:  OGM
    Meeting Date:  21-Jun-2010
          Ticker:
            ISIN:  MA0000011512
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the validation of the Company's financials        Mgmt          No Action
       as of 31 DEC 2009          reflecting a profit
       of MAD 790,831,409.66

2.     Approve the profit's allocation payment of a              Mgmt          No Action
       dividend of MAD 1.50 per share   starting 15
       SEP 2010

3.     Grant discharge to the Board of Directors and             Mgmt          No Action
       External Auditors for their     mandate with
       regards to the year 2009

4.     Approve the special report of External Auditors           Mgmt          No Action
       and validation of the         regulated conventions
       with regards to Article 56 of Law 17-95 Governing
       Joint Stock Companies

5.     Approve to fix the Directors' fee at a global             Mgmt          No Action
       amount of MAD 1,200,000.00 for  the year 2010

6.     Authorize the Board of Directors to launch a              Mgmt          No Action
       bond issuance for a maximum      amount of
       MAD 2,000,000,000

7.     Authorize the Board of Directors to execute               Mgmt          No Action
       the bond issuance and define the  modalities

8.     Grant full power to the holder of a copy or               Mgmt          No Action
       a certified true copy of the      general meeting's
       minute in order to perform the formalities
       set by the Law




--------------------------------------------------------------------------------------------------------------------------
 DOUJA PROMOTION GROUPE ADDOHA MAROC, CASABLANCA                                             Agenda Number:  702458109
--------------------------------------------------------------------------------------------------------------------------
        Security:  V3077W107
    Meeting Type:  EGM
    Meeting Date:  21-Jun-2010
          Ticker:
            ISIN:  MA0000011512
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve that the EGM decides to increase the              Mgmt          No Action
       capital's amount for a maximum amount of MAD
       3.000.000.000 and authorize the Board of Directors
       to process this capital increase on one or
       many times; Powers to the Board of Directors
       to execute the capital increase, define the
       modalities and modify the by-laws to the effect
       of fixing the conditions

2.     Approve that the EGM gives full power to the              Mgmt          No Action
       holder of a copy or a certified true copy of
       the general meeting's minute in order to perform
       the formalities set by the Law




--------------------------------------------------------------------------------------------------------------------------
 DOVERIE UNITED HOLDING AD, SOFIA                                                            Agenda Number:  701972982
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1869K107
    Meeting Type:  AGM
    Meeting Date:  10-Jul-2009
          Ticker:
            ISIN:  BG1100038980
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report on the activities of the               Mgmt          For                            For
       Company for 2008

2.     Approve the 2008 annual financial statement               Mgmt          For                            For
       of the Company

3.     Apprveo the report of the Certified Accountant            Mgmt          For                            For
       about his 2008 audit

4.     Approve the profit allocation decision                    Mgmt          For                            For

5.     Grant discharge from liability of the Members             Mgmt          For                            For
       of the Management Bodies for their activity
       in 2008

6.     Elect the Certified Accountant for 2009                   Mgmt          For                            For

7.     Approve the report of the investor relation               Mgmt          For                            For
       Director for his activity in 2008

8.     Elect an Audit Committee                                  Mgmt          For                            For

9.     Amend the Statute of the Company                          Mgmt          For                            For

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DP WORLD LTD GLOBAL MEDIUM  TERM NTS BOOK ENTRY 144A                                        Agenda Number:  702312935
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2851H104
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  AEDFXA0M6V00
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve that the Company's annual accounts for            Mgmt          For                            For
       the FYE 31 DEC 2009 together   with the Auditors'
       report on those accounts

2      Approve a final dividend be declared of 0.82              Mgmt          For                            For
       of a US cent per share in        respect of
       the YE 31 DEC 2009 payable to shareholders
       on the register at the  close of business on
       01 APR 2010

3      Re-appoint Cho Ying Davy Ho as a Director of              Mgmt          For                            For
       the Company in accordance with   the Company's
       Articles of Association  the "Articles"

4      Re-appoint Mohammed Sharaf as a Director of               Mgmt          For                            For
       the Company in accordance with    the Articles

5      Re-appoint Yuvraj Narayan as a Director of the            Mgmt          For                            For
       Company in accordance with the Articles

6      Re-appoint KPMG LLP as Independent Auditors               Mgmt          For                            For
       of the Company to hold office     from the
       conclusion of this meeting until the conclusion
       of the next general  meeting of the Company
       at which accounts are laid

7      Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of KPMG LLP

8      Authorize the Company to make one or more market          Mgmt          Against                        Against
       purchases of ordinary shares of USD 0.10 each
       in the capital of the Company ("ordinary shares")
       provided   that: A. the maximum aggregate number
       of ordinary shares authorised to be     purchased
       is 581,000,000  representing 3.5% of the Company's
       issued ordinary  share capital ; B. the price
       which may be paid for an ordinary share shall
       be in accordance with the rules of NASDAQ Dubai
       and applicable law, in each case as applicable
       from time to time;  C. authority shall expire
       on the earlier of the conclusion of the next
       AGM of the Company and 26 JUL 2011; and D.
       the     Company may make a contract to purchase
       ordinary shares under this authority  before
       the expiry of the authority which will or may
       be executed wholly or    partly after the expiry
       of the authority, and may make a purchase of
       ordinary shares in pursuance of any such contract

9      Authorize the Directors, in substitution for              Mgmt          Against                        Against
       all existing authorities and/or  powers, for
       the purposes of the Articles to exercise all
       powers of the        Company to allot and issue
       Relevant Securities (as defined in the Articles)
       up to an aggregate nominal amount of USD
       553,333,333.30, such authority to    expire
       on the earlier of the conclusion of the next
       AGM of the Company and 30 JUN 2011 provided
       that the Company may before such expiry make
       an offer or    agreement which would or might
       require allotment or issuance of relevant
       securities in pursuance of that offer or
       agreement as if the authority        conferred
       by this resolution had not expired

10     Authorize the Directors, in substitution for              Mgmt          Against                        Against
       all existing authorities and/or  powers, pursuant
       to the Articles to allot Equity Securities
       (as defined in    the Articles), pursuant to
       the general authority conferred by resolution
       9 as if Article 7 of the Articles (Pre-emption
       rights) did not apply to such       allotment,
       provided that the power conferred by this resolution:
       A. will      expire on the earlier of the conclusion
       of the next AGM of the Company and 30 JUN 2011
       provided that the Company may before such expiry
       make an offer or    agreement which would or
       might require equity securities to be issued
       or      allotted after expiry of this authority
       and the Directors may allot equity    securities
       in pursuance of that offer or agreement as
       if the authority        conferred by this resolution
       had not expired; CONTD.

-      CONTD. and B. is limited to: C. (i) the allotment         Non-Voting    No vote
       of Equity Securities in     connection with
       a rights issue, open offer or any other pre-emptive
       offer in  favour of ordinary shareholders but
       subject to such exclusions as may be      necessary
       to deal with fractional entitlements or legal
       or practical problems under any laws or requirements
       of any regulatory body in any jurisdiction;
       and D. (ii) the allotment (other than pursuant
       to (i) above) of Equity        Securities for
       cash up to an aggregate amount of USD 83,000,000

S.11   Authorize the Company to reduce its share capital         Mgmt          For                            For
       by cancelling any or all of the ordinary shares
       purchased by the Company pursuant to the general
       authority to make market purchases
       conferred by resolution 8 at such time as
       the directors shall see fit in their discretion,
       or otherwise to deal with    any or all of
       those ordinary shares, in accordance with applicable
       law and    regulation, in such manner as the
       directors shall decide

S.12   Adopt the new Articles of Association of the              Mgmt          For                            For
       Company (as specified),          conditional
       on the admission of the Company's entire issued
       share capital to  (i) the Official List of
       the UK Financial Services Authority and (ii)
       trading on the London Stock Exchange, in substitution
       for, and to the exclusion of,   the Articles




--------------------------------------------------------------------------------------------------------------------------
 DR REDDY'S LABORATORIES LTD                                                                 Agenda Number:  702031218
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y21089159
    Meeting Type:  AGM
    Meeting Date:  22-Jul-2009
          Ticker:
            ISIN:  INE089A01023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2009 and the profit & loss account of the
       Company for the YE on that date along with
       the reports of the Directors' and the Auditors'
       thereon

2.     Declare a dividend on the equity shares for               Mgmt          For                            For
       the FY 2008-09

3.     Re-appoint Dr. Omkar Goswami as a Director,               Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. Ravi Bhoothalingam as a Director,          Mgmt          For                            For
       who retires by rotation

5.     Re-appoint BSR&Company as the Statutory Auditors          Mgmt          For                            For
       and approve to fix their remuneration

6.     Appoint, pursuant to the provision of Section             Mgmt          For                            For
       260 of the Companies Act, 1956 and Article
       103 of the Articles of Association of the Company,
       Dr. Bruce L.A. Carter as an Additional Director
       at the meeting of the Board of Directors of
       the Company and who holds office up to the
       date of ensuing AGM of the Company and in respect
       of whom the Company has received a notice from
       a Member under Section 257 of the Companies
       Act, 1956, proposing his candidature, be and
       is hereby appointed as a Director of the Company,
       liable to retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 DR REDDYS LABS LTD                                                                          Agenda Number:  702426948
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y21089159
    Meeting Type:  CRT
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  INE089A01023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve, with or without modification, the Scheme         Mgmt          For                            For
       of arrangement proposed to be made between
       the applicant Company and its Members for the
       issue of unsecured, redeemable, non-convertible,
       fully paid up bonus debentures of the applicant
       Company from its general reserve to its Members

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION
       NO. 1. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITIONAL     Non-Voting    No vote
       COMMENT. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DR. REDDY'S LABORATORIES LIMITED                                                            Agenda Number:  933118386
--------------------------------------------------------------------------------------------------------------------------
        Security:  256135203
    Meeting Type:  Annual
    Meeting Date:  22-Jul-2009
          Ticker:  RDY
            ISIN:  US2561352038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     TO RECEIVE, CONSIDER AND ADOPT THE BALANCE SHEET          Mgmt          For                            For
       AS AT MARCH 31, 2009 AND THE PROFIT & LOSS
       ACCOUNT OF THE COMPANY FOR THE YEAR ENDED ON
       THAT DATE ALONG WITH THE REPORTS OF THE DIRECTORS'
       AND AUDITORS' THEREON.

O2     TO DECLARE DIVIDEND ON THE EQUITY SHARES FOR              Mgmt          For                            For
       THE FINANCIAL YEAR 2008-09.

O3     TO APPOINT A DIRECTOR IN PLACE OF DR. OMKAR               Mgmt          For                            For
       GOSWAMI, WHO RETIRES BY ROTATION, AND BEING
       ELIGIBLE, SEEKS RE-APPOINTMENT.

O4     TO APPOINT A DIRECTOR IN PLACE OF MR. RAVI BHOOTHALINGAM, Mgmt          For                            For
       WHO RETIRES BY ROTATION, AND BEING ELIGIBLE,
       SEEKS RE-APPOINTMENT.

O5     TO APPOINT THE STATUTORY AUDITORS AND FIX THEIR           Mgmt          For                            For
       REMUNERATION. THE RETIRING AUDITORS B S R &
       CO. CHARTERED ACCOUNTANTS ARE ELIGIBLE FOR
       RE-APPOINTMENT.

S6     TO APPOINT DR. BRUCE  L.A. CARTER AS DIRECTOR             Mgmt          For                            For
       OF THE COMPANY.




--------------------------------------------------------------------------------------------------------------------------
 DR. REDDY'S LABORATORIES LIMITED                                                            Agenda Number:  933275845
--------------------------------------------------------------------------------------------------------------------------
        Security:  256135203
    Meeting Type:  Special
    Meeting Date:  28-May-2010
          Ticker:  RDY
            ISIN:  US2561352038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE SCHEME OF ARRANGEMENT BETWEEN             Mgmt          For                            For
       DR. REDDY'S LABORATORIES LIMITED AND ITS MEMBERS
       FOR ISSUANCE OF UNSECURED, REDEEMABLE, NON-CONVERTIBLE,
       FULLY PAID-UP BONUS DEBENTURES OF RS. 5/- EACH
       IN THE RATIO OF 6 DEBENTURES FOR EVERY 1 EQUITY
       SHARE HELD, BY RESTRUCTURING THE GENERAL RESERVE
       OF THE COMPANY PURSUANT TO SECTIONS 391 TO
       394 AND OTHER RELEVANT PROVISIONS.




--------------------------------------------------------------------------------------------------------------------------
 DUBAI FINANCIAL MARKET P.J.S.C, DUBAI                                                       Agenda Number:  702303506
--------------------------------------------------------------------------------------------------------------------------
        Security:  M28814107
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  AE000A0MNV19
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Ratify the Board of Directors report of Company's         Mgmt          For                            For
       performance and its         financial position
       for the FYE 31 DEC 2009

2      Ratify the External Auditors report for the               Mgmt          For                            For
       FYE 31 DEC 2009

3      Ratify the Company's balance sheet and income             Mgmt          For                            For
       statement for the FYE 31 DEC    2009

4      Ratify sharia and fatwa Supervisory Board report          Mgmt          For                            For
       for the FYE 31 DEC 2009

5      Approve the Board of Directors proposal of 5%             Mgmt          For                            For
       dividend distribution to        shareholders

6      Approve the Board of Directors remuneration               Mgmt          For                            For
       for the FYE 31 DEC 2009

7      Grant discharge the Board of Directors Members            Mgmt          For                            For
       and the External Auditors from their liabilities
       for the FYE 31 DEC 2009

8      Approve to nominate Dubai Financial Market Company's      Mgmt          For                            For
       Board of Directors

9      Appoint the External Auditors for the FY 2010             Mgmt          For                            For
       and approve to determine their




--------------------------------------------------------------------------------------------------------------------------
 DUBAI FINANCIAL MARKET P.J.S.C, DUBAI                                                       Agenda Number:  702305954
--------------------------------------------------------------------------------------------------------------------------
        Security:  M28814107
    Meeting Type:  EGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  AE000A0MNV19
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

e.1    Approve the amendments to the Articles of Association     Mgmt          For                            For
       as per the ministerial Resolution 518 concerning
       governance rules and corporate discipline standards




--------------------------------------------------------------------------------------------------------------------------
 DUBAI INVESTMENTS LTD                                                                       Agenda Number:  702326491
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2888H101
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2010
          Ticker:
            ISIN:  AE0005802543
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Board of Directors report and the             Mgmt          For                            For
       Auditors report for the FY 2009

2      Approve the balance sheet and profit and loss             Mgmt          For                            For
       account for the FY 2009

3      Approve the distribution of 6% cash dividend              Mgmt          For                            For

4      Approve the Members of the Board of Directors             Mgmt          For                            For
       and external Auditors of their  liability in
       respect to their work for the period ending
       31 DEC 2009

5      Approve in terms of Article 108 of the UAE Federal        Mgmt          For                            For
       law no .8 of 1984 to allow the Chairman of
       the Board of Directors and the Directors to
       participate in    business which might be in
       competition with the Company business

6      Appointment of a new Director in palce of Mr              Mgmt          For                            For
       Anis Ab Udllah Al Jallaf who has

7      Appointment of the Auditors for the FY 2010               Mgmt          For                            For
       and fix their remuneration

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 27 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DUBAI ISLAMIC BANK LTD, DEIRA                                                               Agenda Number:  702286952
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2888J107
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  AE0005802550
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Board of Directors report for the             Mgmt          For                            For
       financial year 2009

2      Approve the fatwa and sharia supervisory Board            Mgmt          For                            For
       report

3      Approve the Auditors report for the financial             Mgmt          For                            For
       year 2009

4      Approve the balance sheet and profit and loss             Mgmt          For                            For
       account for the financial year  2009

5      Approve the 20% cash dividend                             Mgmt          For                            For

6      Approve to absolve the members of the Board               Mgmt          For                            For
       of Directors of their liability   in respect
       to their work for the period ending 31 DEC
       2009

7      Approve to absolve the external Auditors of               Mgmt          For                            For
       their liability in respect to     their work
       for the period ending 31DEC 2009

8      Appointment of the Auditors for the financial             Mgmt          For                            For
       year 2010 and fix their

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DUBAI ISLAMIC BANK LTD, DEIRA                                                               Agenda Number:  702288817
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2888J107
    Meeting Type:  EGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  AE0005802550
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the agreement between the bank and the            Mgmt          For                            For
       Ministry of Finance addition of Article 68
       incorporating adoption of Corporate Governance
       Code, pursuant to governance regulation up
       on issuance of Ministerial Resolution no. 518
       of 2009 concerning governance rules and corporate
       discipline standards

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DURATEX SA                                                                                  Agenda Number:  702361748
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3593G146
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  BRDTEXACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

A      Approve to take knowledge of the Directors accounts,      Mgmt          For                            For
       to examine, discuss and  approve the company's
       consolidated financial statements for the FYE
       31 DEC    2009

B      Approve the proposal to allocate the net profits          Mgmt          For                            For
       from the 2009 FY,            ratification that
       distribution anticipated of the interest on
       capital, by     authorization of the Board
       of Directors

C      Approve to fix the number of principal and substitute     Mgmt          For                            For
       members and elect the   members of the Board
       of Directors

D      Approve to set the Director's remuneration                Mgmt          For                            For

CMMT   ADDITIONAL COMMENT HAS BEEN DELETED. THANK YOU.           Non-Voting    No vote

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION       Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DURATEX SA                                                                                  Agenda Number:  702526988
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3593G146
    Meeting Type:  EGM
    Meeting Date:  30-Jun-2010
          Ticker:
            ISIN:  BRDTEXACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

A      Elect Fabio Schvartsman as a Member of the Board          Mgmt          For                            For
       of Directors, in accordance with the terms
       of Article 150 of law number 6404.76, with
       a term in office until the AGM of  shareholders
       that will be held in 2011

B.1    Approve the merger, by the Company, of the wholly         Mgmt          For                            For
       owned subsidiaries Ceramica Monte Carlo S.A.,
       from here onwards CMC, and Deca Industria e
       Comercio De     Materiais Sanita Rios Ltda.,
       from here onwards DECA; the protocols and
       justifications of the mergers, from here
       onwards the protocols, of CMC and of DECA

B.2    Approve the merger, by the Company, of the wholly         Mgmt          For                            For
       owned subsidiaries Ceramica Monte Carlo S.A.,
       from here onwards CMC, and Deca Industria E
       Comercio De     Materiais Sani Tarios Ltda.,
       from here onwards Deca through; ratification
       of  the appointment of the specialized Company
       Moore Stephens Lima Lucchesi       Auditores
       Independentes, from here onwards Moore Stephens,
       with its head      office in Sao Paulo, Sao
       Paulo, at Ruala Place No. 96, tenth floor,
       with      corporate taxpayer id number 60.
       525.706.0001.07, registered with the Sao
       Paulo state regional accounting council under
       number 2sp015045.o.0, to        proceed with
       the valuation of the shareholders equity of
       CMC and of DECA to   be merged into the Company

B.3    Approve the merger, by the Company, of the wholly         Mgmt          For                            For
       owned subsidiaries Ceramica Monte Carlo S.A.,
       from here onwards CMC, and Deca Industria E
       Comercio De     Materiais Sanitarios Ltda.,
       from here onwards DECA through; the valuation
       reports of the shareholders equity of CMC
       and of DECA prepared by Moore       Stephens,
       on the basis of their respective balance sheets
       prepared on 30 APR  2010

B.4    Approve the merger, by the Company, of the wholly         Mgmt          For                            For
       owned subsidiaries Ceramica Monte Carlo S.A.,
       from here onwards CMC, and DECA Industria E
       Comercio De     Materiais Sanitarios Ltda.,
       from here onwards DECA through; the mergers,
       without a capital increase and without
       the issuance of new shares, of CMC and DECA
       into the Company, in accordance with the terms
       o f the respective        protocols

B.5    Approve the merger, by the Company, of the wholly         Mgmt          For                            For
       owned subsidiaries Ceramica Monte Carlo S.A.,
       from here onwards CMC, and Deca Industria E
       Comercio De     Materiais Sanitarios Ltda.,
       from here onwards DECA through the authorization
       for the Management of the Company represented
       in accordance with its          Corporate Bylaws,
       to do all the acts and sign all the documents
       necessary for the implementation and formalization
       of the merger




--------------------------------------------------------------------------------------------------------------------------
 DYNAPACK INTERNATIONAL TECHNOLOGY CORP                                                      Agenda Number:  702454959
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2185V107
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0003211009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 663498 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of unsecured local convertible bonds           Non-Voting    No vote
       via private placement

A.4    The status of joint-venture in people's republic          Non-Voting    No vote
       of china

A.5    The disadvantage of internal control                      Non-Voting    No vote

B.1    Approve to revise the rules of shareholder meeting        Mgmt          For                            For

B.2    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.3    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 6 per share

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.6    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.7    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 E SUN FINL HLDG CO LTD                                                                      Agenda Number:  702458818
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y23469102
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  TW0002884004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The establishment for the rules of the Board              Non-Voting    No vote
       meeting

A.4    The issuance status of corporate bonds                    Non-Voting    No vote

A.5    The status of buyback treasury stock                      Non-Voting    No vote

A.6    The publication of local regulations                      Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 0.2 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, proposed stock dividend:40 for 1,000
       shares held

B.4    Approve to revise the procedures of trading               Mgmt          For                            For
       derivatives

B.5    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 EASTERN TOBACCO CO, CAIRO                                                                   Agenda Number:  702104655
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2932V106
    Meeting Type:  OGM
    Meeting Date:  15-Oct-2009
          Ticker:
            ISIN:  EGS37091C013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the Board of Directors report and its             Mgmt          No Action
       financial positions for the FY 2008/2009

2.     Receive the Board of Auditors report and its              Mgmt          No Action
       financial statement

3.     Approve the financial statement for the YE 30             Mgmt          No Action
       JUN 2009

4.     Approve to release the Board of Directors responsibility  Mgmt          No Action
       upon FYE 30 JUN 2009; responsibility upon FY

5.     Approve to decide periodical bonus for Employees          Mgmt          No Action
       at 01 JUL 2009

6.     Approve to decide the allowances and rewards              Mgmt          No Action
       paid for the Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 EASTERN TOBACCO CO, CAIRO                                                                   Agenda Number:  702345415
--------------------------------------------------------------------------------------------------------------------------
        Security:  M2932V106
    Meeting Type:  OGM
    Meeting Date:  20-Apr-2010
          Ticker:
            ISIN:  EGS37091C013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve the 2010-2011 budget                              Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ECHO INVESTMENT S.A., KIELCE                                                                Agenda Number:  702410870
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1896T105
    Meeting Type:  AGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  PLECHPS00019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the meeting                                    Mgmt          For                            For

2      Appointment of the meeting's Chairman                     Mgmt          For                            For

3      Approve to make up the attendance list                    Mgmt          For                            For

4      Approve the statement of the meeting's legal              Mgmt          For                            For
       validity

5      Appointment of the Scrutiny Commission                    Mgmt          For                            For

6      Approve the agenda                                        Mgmt          For                            For

7      Approve the presentation of the Management's              Mgmt          For                            For
       report on company's activity in  2009, the
       financial statement for 2009 and the consolidated
       financial         statement of the Company's
       capital group for 2009

8      Approve the Presentation of the Supervisory               Mgmt          For                            For
       Board's report on its activity in 2009

9.1    Approve the Management's report on Company's              Mgmt          For                            For
       activity in 2009 and the         consolidated
       financial statement of the Company's capital
       group for 2009

9.2    Approve the Management's report on activity               Mgmt          For                            For
       of the Company's capital group in 2009 and
       the consolidated financial statement of the
       capital group for 2009

9.3    Approve the distribution of profit for the previous       Mgmt          For                            For
       FY

9.4    Approve the profit for 2009 distribution                  Mgmt          For                            For

9.5    Approve the duties' fulfilling by the Management          Mgmt          For                            For

9.6    Approve the duties' fulfilling by the supervisory         Mgmt          For                            For
       Board's Members

9.7    Approve the description of numbers of the Supervisory     Mgmt          For                            For
       Board's Members         appointed for the next
       tenure

9.8    Appointment of the Supervisory Board's for the            Mgmt          For                            For
       tenure

9.9    Amend the Company's rules of general meetings             Mgmt          For                            For

9.10   Approve the uniform statute text                          Mgmt          For                            For

10     Miscellaneous                                             Non-Voting    No vote

11     Closure of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ECOPETROL S A                                                                               Agenda Number:  702253496
--------------------------------------------------------------------------------------------------------------------------
        Security:  P37344101
    Meeting Type:  OGM
    Meeting Date:  25-Mar-2010
          Ticker:
            ISIN:  COX04AO00015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      A moment of silence                                       Mgmt          For                            For

2      Approve the verification of the quorum                    Mgmt          For                            For

3      Approve the instatement of the general meeting            Mgmt          For                            For
       by the Chairperson of the      Board of Directors

4      Approve the agenda                                        Mgmt          For                            For

5      Approve the designation of the Chairperson of             Mgmt          For                            For
       the general meeting

6      Approve the designation of the election Committee         Mgmt          For                            For
       and Returning Officers

7      Approve the designation of the Committee to               Mgmt          For                            For
       review and approve the minutes

8      Approve the annual report from the Board of               Mgmt          For                            For
       Directors concerning its          functioning,
       evaluation of the Chairperson and development
       and compliance     with the good corporate
       Governance code

9      Approve the presentation of the reports from              Mgmt          For                            For
       the Board of Directors and the   President
       of Ecopetrol S.A., for the year 2009

10     Received the report from the representative               Mgmt          For                            For
       of the minority shareholders

11     Approve the financial statements of Ecopetrol             Mgmt          For                            For
       S.A. and consolidated financial statements
       to 31 DEC 2009

12     Approve the opinion of the External Auditor               Mgmt          For                            For

13     Approve the reports from the Management, the              Mgmt          For                            For
       opinion of the External Auditor  and the financial
       statements

14     Approve the plan for the distribution of profits          Mgmt          For                            For

15     Elect the External Auditor and approve the setting        Mgmt          For                            For
       of fees

16     Elect the Members of the Board of Directors               Mgmt          For                            For

17     Grant authority for the public issuance of bonds          Mgmt          For                            For
       that are not convertible     into shares

18     Proposals and various other matters                       Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ECZACIBASI ILAC                                                                             Agenda Number:  702315107
--------------------------------------------------------------------------------------------------------------------------
        Security:  M30078105
    Meeting Type:  OGM
    Meeting Date:  04-May-2010
          Ticker:
            ISIN:  TRAECILC91E0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and election of the Chairmanship                  Mgmt          No Action

2      Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the meeting

3      Receive the reports of the Board Members, the             Mgmt          No Action
       Auditors and the Independent    Audit Firm

4      Approve the balance sheet and the profit distribution     Mgmt          No Action
       for the year 2009

5      Grant discharge to the Board Members and the              Mgmt          No Action
       Auditors

6      Approve the extending of the Board Members term           Mgmt          No Action
       in the office or reelection   of the Board
       Members and determining their term in the office

7      Election of the Auditors and approve to determine         Mgmt          No Action
       their monthly gross

8      Approve the Independent Auditing Firm by the              Mgmt          No Action
       general assembly

9      Approve the presentation of information about             Mgmt          No Action
       the donations

10     Authorize the Board Members to issue bonds or             Mgmt          No Action
       revenue sharing certificates    when they are
       necessary

11     Authorize the Board Members according to the              Mgmt          No Action
       Articles 334 AND 335 of the      Turkish Commercial
       Code

12     Wishes                                                    Mgmt          No Action

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN TEXT OF RESOLUTION 5. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EDEGEL SA EDEGE                                                                             Agenda Number:  702270581
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3712Z124
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  PEP700511004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve the election or removal of the Members            Mgmt          For                            For
       of the Board of Directors

2      Approve the corporate management  financial               Mgmt          For                            For
       statements and annual report

3      Authorize the Board of Directors to resolve               Mgmt          For                            For
       the payment of interim dividends

4      Authorize the Board of Directors to designate             Mgmt          For                            For
       the Outside Auditors for the FY 2010

5      Approve the compensation of the Members of the            Mgmt          For                            For
       Board of Directors

6      Approve the dividend policy                               Mgmt          For                            For

7      Approve the distribution or allocation of profit          Mgmt          For                            For

-      PLEASE NOTE THAT, IN THE EVENT THAT THE MEETING           Non-Voting    No vote
       DOES NOT REACH QUORUM, THERE  WILL BE A SECOND
       CALL ON 30 MAR AND THIRD CALL ON 05 APR 2010.
       CONSEQUENTLY,  YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EDP - ENERGIAS DO BRASIL SA, SAO PAULO                                                      Agenda Number:  702294884
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3769R108
    Meeting Type:  AGM
    Meeting Date:  09-Apr-2010
          Ticker:
            ISIN:  BRENBRACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 668244 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Approve to take the accounts of the Directors,            Mgmt          For                            For
       the financial statements, of the proposal distribution
       of the fiscal years net profits and the Board
       of the Director annual report relating to FYE
       31 DEC 2009

II.    Approve the capital budget                                Mgmt          For                            For

III.   Approve to decide the distribution of the profits         Mgmt          For                            For
       from the FY and distribute dividends

IV.    Election of Antonio Luis Guerra Nunes Mexia,              Mgmt          For                            For
       Antonio Manuel Barreto Pita de Abreu, Nuno
       Maria Pestana de Almeida Alves, Ana Maria Machado
       Fernandes, Francisco Roberto Andr  Gr s, Pedro
       Sampaio Malan, Francisco Carlos Coutinho Pitella,
       Modesto Souza Barros Carvalhosa as the Members
       of the Board of Directors and approve to set
       the number of the Members of the Board of Directors
       and their remuneration

V.     Approve to deicide on the newspapers in which             Mgmt          For                            For
       Company notices will be published

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTORS NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EFG-HERMES HLDG S A E                                                                       Agenda Number:  702304469
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3047P109
    Meeting Type:  EGM
    Meeting Date:  11-Apr-2010
          Ticker:
            ISIN:  EGS69101C011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve to move the Head Office of the Company            Mgmt          No Action
       to smart village and amend the decree 4 from
       the basic regulations

2      Amend the decree 19 which will increase the               Mgmt          No Action
       maximum number of Board of        Directors
       Members from 11 Member to 13 Member including
       to experienced        Members

3      Approve the future assembly meetings are to               Mgmt          No Action
       be held within 6 OCT or Giza area and amend
       decree Number 37

4      Approve the suggestion of amending decree number          Mgmt          No Action
       55 regarding the right to    distribute profits
       during the FY after the approval of the general
       meeting    will be to experienced Members




--------------------------------------------------------------------------------------------------------------------------
 EFG-HERMES HLDG S A E                                                                       Agenda Number:  702315082
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3047P109
    Meeting Type:  OGM
    Meeting Date:  11-Apr-2010
          Ticker:
            ISIN:  EGS69101C011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT

1      Ratify the Board of Directors' report for the             Mgmt          No Action
       FYE 31 DEC 2009

2      Ratify the Auditor's [KPMG - Hazem Hassan] report         Mgmt          No Action
       on the financial statements for the FYE 31
       DEC 2009

3      Ratify the financial statements for the FYE               Mgmt          No Action
       31 DEC 2009

4      Approve the appropriations account for the FYE            Mgmt          No Action
       31 DEC 2009

5      Approve the release of the Board of Directors'            Mgmt          No Action
       from liability for Management for the FYE 31
       DEC 2009

6      Approve the Board of Directors' remuneration              Mgmt          No Action
       and allowances for the FY 2010

7      Approve the re-appointment of the Auditors [KPMG          Mgmt          No Action
       - Hazem Hassan] for the FY 2010 and determining
       their fees

8      Approve the donations made in 2009 and authorization      Mgmt          No Action
       to the Board of Directors to make donations
       in excess of EGP 1,000 during the FY 2010




--------------------------------------------------------------------------------------------------------------------------
 EGIS PLC, BUDAPEST                                                                          Agenda Number:  702184110
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1897P128
    Meeting Type:  AGM
    Meeting Date:  27-Jan-2010
          Ticker:
            ISIN:  HU0000053947
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

-      MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 JAN 2010 AT 15:00 HRS. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.

1      Receive the report of the Board of Directors              Mgmt          For                            For
       on the business performance of the Company
       in accordance with IFRS

2      Approve the opinion of the Supervisory Board              Mgmt          For                            For
       on the report prepared in accordance with IFRS

3      Approve the opinion of the Auditor on the report          Mgmt          For                            For
       prepared in accordance with IFRS

4      Approve the opinion of the Audit Committee on             Mgmt          For                            For
       the report prepared in accordance with IFRS

5      Receive the report of the Board of Directors              Mgmt          For                            For
       on the business performance of the Company
       in accordance with Hungarian Accounting Law

6      Approve the determination and appropriation               Mgmt          For                            For
       of the 2008 and 2009 profit

7      Approve the opinion of the Supervisory Board              Mgmt          For                            For
       on the report prepared in accordance with Hal

8      Approve the opinion of the Auditor on the report          Mgmt          For                            For
       prepared in accordance with Hal

9      Approve the opinion of the Audit Committee on             Mgmt          For                            For
       the report prepared in accordance with Hal

10     Receive the report of the Board of Directors              Mgmt          For                            For
       on the consolidated business performance in
       accordance with IFRS

11     Approve the opinion of the Supervisory Board              Mgmt          For                            For
       on the consolidated report in accordance with
       IFRS

12     Approve the opinion of the Auditor on the consolidated    Mgmt          For                            For
       report in accordance with IFRS

13     Approve the opinion of the Audit Committee on             Mgmt          For                            For
       the consolidated report in accordance with
       IFRS

14     Elect the Auditor and approve to determine its            Mgmt          For                            For
       remuneration

15     Elect the Members of the Supervisory Board                Mgmt          For                            For

16     Elect the Members of the Audit Committee                  Mgmt          For                            For

17     Approve to determine the officials remuneration           Mgmt          For                            For
       for 2009 and 2010

18     Receive the report on corporate governance                Mgmt          For                            For

19     Amend the By-Laws on exercising of the employers          Mgmt          For                            For
       right

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF RECORD DATE AND CHANGE IN TEXT OF RESOLUTIONS.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN COMPANY FOR MOBILE SERVICES (MOBINIL)                                              Agenda Number:  702094537
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3126P103
    Meeting Type:  OGM
    Meeting Date:  01-Oct-2009
          Ticker:
            ISIN:  EGS48011C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY [POA] IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

1.     Approve the Board of Directors' report and its            Mgmt          No Action
       financial positions for the FYE 30 JUN 2009

2.     Approve the Board of Auditors' report and its             Mgmt          No Action
       financial statement for the FYE 30 JUN 2009

3.     Approve the compensations contracts executed              Mgmt          No Action
       during the FYE 30 JUN 2009 and authorize the
       Chairman to execute the compensation contracts
       with the shareholders and the Board of Directors
       Members

4.     Approve the financial statements for the FYE              Mgmt          No Action
       30 JUN 2009

5.     Approve the profit distribution                           Mgmt          No Action

6.     Approve the changes made to the Board of Directors        Mgmt          No Action

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INTERCHANGE    Non-Voting    No Action
       OF TEXT OF RESOLUTIONS 3 AND 4. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN COMPANY FOR MOBILE SERVICES (MOBINIL)                                              Agenda Number:  702158292
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3126P103
    Meeting Type:  EGM
    Meeting Date:  03-Dec-2009
          Ticker:
            ISIN:  EGS48011C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to discuss the Board of Directors' suggestion     Mgmt          No Action
       of issuing new corporate bonds

2.     Approve to discuss the delegating to the Board            Mgmt          No Action
       of Directors for setting the conditions for
       the issued shares




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN COMPANY FOR MOBILE SERVICES (MOBINIL)                                              Agenda Number:  702254284
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3126P103
    Meeting Type:  OGM
    Meeting Date:  10-Mar-2010
          Ticker:
            ISIN:  EGS48011C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve the Board of Directors report for the             Mgmt          No Action
       FYE 31 DEC 2009

2      Approve the Company's Auditors' report for the            Mgmt          No Action
       FYE 31 DEC 2009

3      Ratify the financial statements for the FYE               Mgmt          No Action
       31 DEC 2009

4      Ratify the Proposed dividend distribution for             Mgmt          No Action
       the financial period ended 31   DEC 2009

5      Approve the changes in the Board of Directors             Mgmt          No Action
       since the last meeting

6      Grand discharge to the Company Board of Directors         Mgmt          No Action
       from responsibility in      connection with
       the Company activities undertaken during the
       FYE 31 DEC 2009

7      Elect the Board of Directors for three-year               Mgmt          No Action
       mandate starting from the date of

8      Approve to determine the Company's Board of               Mgmt          No Action
       Directors bonus and allowances    for the FYE
       31 DEC 2010

9      Approve the related parties' contracts concluded          Mgmt          No Action
       during the FYE 31 DEC 2009   and delegating
       the Board, in concluding any related parties
       contracts

10     Approve the donations made during the FYE on              Mgmt          No Action
       31 DEC 2009 and authorize the    Company Board
       to decide on donations for the FYE 31 DEC 2010

11     Appoint the Company's Auditors for the FYE 31             Mgmt          No Action
       DEC 2010 and determine their

12     Approve, delegating KPMG Hazem Hassan in undertaking      Mgmt          No Action
       all the procedures       needed for endorsing
       the minutes of meeting




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN COMPANY FOR MOBILE SERVICES (MOBINIL)                                              Agenda Number:  702264083
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3126P103
    Meeting Type:  EGM
    Meeting Date:  10-Mar-2010
          Ticker:
            ISIN:  EGS48011C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the extension of the previous ESP system          Mgmt          No Action
       that was approved by the extra ordinary general
       assembly meeting held on 11 MAR 2007

2.     Approve the allocation of 884,160 shares in               Mgmt          No Action
       order to apply the ESP system that will be
       bought from the market

3.     Authorize the ECMS Board of Directors to amend            Mgmt          No Action
       the terms and conditions of the ESP system
       and to introduce any amendments that may be
       requested by governmental authorities on the
       EGAM decisions

4.     Approve to delegate KPMG Hazem Hassan in undertaking      Mgmt          No Action
       all the procedures needed for endorsing the
       minutes of meeting also take the necessary
       actions needed to extend the ESP system and
       the terms amendments with the Egyptian Financial
       and Supervisory Authority [EFSA]




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN COMPANY FOR MOBILE SERVICES (MOBINIL)                                              Agenda Number:  702264920
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3126P103
    Meeting Type:  OGM
    Meeting Date:  10-Mar-2010
          Ticker:
            ISIN:  EGS48011C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

1.     Approve the establishment of the bondholders'             Mgmt          No Action
       assembly (for the second Bond issuance)

2.     Appointment of the Bondholders' legal representative      Mgmt          No Action

3.     Approve to select the premises of the Bondholders         Mgmt          No Action

4.     Any other matters deemed necessary for discussion         Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN FINANCIAL AND INDUSTRIAL, GHARBEYA                                                 Agenda Number:  702360962
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3383M108
    Meeting Type:  OGM
    Meeting Date:  24-Apr-2010
          Ticker:
            ISIN:  EGS38381C017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Receive the Board of Directors report for the             Mgmt          No Action
       Companys activity for the FYE   31 DEC 2009

2      Receive the financial Auditor report for the              Mgmt          No Action
       same period of time

3      Approve the Company financial statements for              Mgmt          No Action
       the same period

4      Approve the suggested profit distribution by              Mgmt          No Action
       the Board of Directors for year  2009

5      Approve to release the Board of Directors responsibilitiesMgmt          No Action
       for the ended year 2009

6      Approve to hire the financial Auditor for the             Mgmt          No Action
       year 2010 and to determine his  fees

7      Authorize the Board of Directors to make donations        Mgmt          No Action
       more than EGP 1000 for the year 2010




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN FINANCIAL AND INDUSTRIAL, GHARBEYA                                                 Agenda Number:  702369174
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3383M108
    Meeting Type:  EGM
    Meeting Date:  24-Apr-2010
          Ticker:
            ISIN:  EGS38381C017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1      Amend the Articles of 6 and 36 from the Company           Mgmt          No Action
       basic decree




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN FINANCIAL GROUP-HERMES HOLDING COMPANY                                             Agenda Number:  702444910
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3047P109
    Meeting Type:  OGM
    Meeting Date:  14-Jun-2010
          Ticker:
            ISIN:  EGS69101C011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve the Board of Director's report in regards         Mgmt          No Action
       to the Company's activity   during the first
       quarter of the current fiscal YE 31 MAR 2010

2      Approve the financial Auditors report for the             Mgmt          No Action
       first quarter of the fiscal YE  31 MAR 2010

3      Approve the Company's financial statements for            Mgmt          No Action
       the first quarter of the       fiscal YE 31
       MAR 2010

4      Approve the suggested profit distribution for             Mgmt          No Action
       the first quarter of the fiscal YE 31 MAR 2010




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN FOR TOURISM RESORTS                                                                Agenda Number:  702107031
--------------------------------------------------------------------------------------------------------------------------
        Security:  M31415108
    Meeting Type:  EGM
    Meeting Date:  04-Oct-2009
          Ticker:
            ISIN:  EGS70431C019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Authorize the Board of Directors of the Company           Mgmt          No Action
       to dispose the treasury stocks

2.     Approve to consider the amendments that will              Mgmt          No Action
       occur on the Board of Directors by the resignation
       of one of the Members




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN FOR TOURISM RESORTS                                                                Agenda Number:  702287221
--------------------------------------------------------------------------------------------------------------------------
        Security:  M31415108
    Meeting Type:  OGM
    Meeting Date:  28-Mar-2010
          Ticker:
            ISIN:  EGS70431C019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Board of Directors report and its             Mgmt          No Action
       financial positions for the FYE 31 DEC 2009

2      Approve the Board of Auditors report and its              Mgmt          No Action
       financial statement for the FYE  31 DEC 2009

3      Approve the financial statement and profit share          Mgmt          No Action
       for the year 2009

4      Approve to release the Board of Directors responsibility  Mgmt          No Action
       upon FYE 31 DEC 2009

5      Approve to decide the allowances paid to the              Mgmt          No Action
       Board of Directors for attending their meetings

6      Re-appoint the Auditors for the New Year 2010             Mgmt          No Action
       and approve to decide their     fees

7      Election of Board of Directors according to               Mgmt          No Action
       Article No.21 and 22

8      Authorize the Board of Directors to give donations        Mgmt          No Action
       above EGP 1000

9      Approve all contracts signed with related parties         Mgmt          No Action

10     Approve the modifications done in the Board               Mgmt          No Action
       of Directors during 2009

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN INTERNATIONAL PHARMACEUTICAL INVESTMENTS                                           Agenda Number:  702297183
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3391Y102
    Meeting Type:  OGM
    Meeting Date:  27-Mar-2010
          Ticker:
            ISIN:  EGS38081C013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No Action
       ID 668468 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the Board of Directors report and its             Mgmt          No Action
       financial positions for the FYE 31 DEC 2009

2.     Approve the Board of Auditors report and its              Mgmt          No Action
       financial statement

3.     Approve the financial statements for the YE               Mgmt          No Action
       31 DEC 2009

4.     Approve the appropriation account for the year            Mgmt          No Action
       2009

5.     Approve to release of the Board of Directors              Mgmt          No Action
       responsibility upon FYE 31 DEC 2009

6.     Appointment of the External Auditors and approve          Mgmt          No Action
       to decide on their fees

7.     Authorize the Board of Directors to effect donations      Mgmt          No Action
       during 2009

8.     Approve to advise the shareholders of the Board           Mgmt          No Action
       of Directors remuneration for 2010

9.     Approve the amendments effected to the Board              Mgmt          No Action
       composition since last ordinary general assembly

10.    Approve the 2009 Profit Distribution Plan                 Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN KUWAITI HOLDING                                                                    Agenda Number:  702269778
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3400B101
    Meeting Type:  OGM
    Meeting Date:  13-Mar-2010
          Ticker:
            ISIN:  EGS69082C013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve the discussion of the Board of Directors          Mgmt          No Action
       report and its financial     positions for
       the FYE 31 DEC 2009

2      Approve discussion of the Board of Auditors               Mgmt          No Action
       report and its financial          statement
       for the FYE 31 DEC 2009

3      Approve the financial statement for the YE 31             Mgmt          No Action
       DEC 2009

4      Approve to release the Board of Directors from            Mgmt          No Action
       their responsibility upon FYE  31 DEC 2009

5      Approve to decide on the allowances to be paid            Mgmt          No Action
       to the Board of Directors for  attending their
       meetings

6      Re-appoint the Auditors for the new FYE 31 DEC            Mgmt          No Action
       2010 and decide their fees

7      Approve the delegation of the Board of Directors          Mgmt          No Action
       to give donations for the    year 2010

8      Approve the profit distribution                           Mgmt          No Action

9      Approve to delegate the Board of Directors to             Mgmt          No Action
       make netting contracts




--------------------------------------------------------------------------------------------------------------------------
 EGYPTIAN KUWAITI HOLDING                                                                    Agenda Number:  702269374
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3400B101
    Meeting Type:  EGM
    Meeting Date:  13-Mar-2010
          Ticker:
            ISIN:  EGS69082C013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to discuss the holding of number of               Mgmt          No Action
       1715000 shares of the treasury stock for another
       period of time which exceeds 6 months

2.     Approve to discuss the capital raise with the             Mgmt          No Action
       portion of 10% which will be represented in
       a stock dividend in the form of 1 share per
       10 original shares and amend the Articles 6
       and 7 from the Company basic decree




--------------------------------------------------------------------------------------------------------------------------
 EIH LTD                                                                                     Agenda Number:  702032892
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2233X154
    Meeting Type:  OTH
    Meeting Date:  27-Jul-2009
          Ticker:
            ISIN:  INE230A01023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

S.1    Approve that in accordance with the provisions            Mgmt          For                            For
       of Section 314 of the Companies Act, 1956 and
       other applicable provisions, consent of the
       Company be accorded to Ms. Priyanka Mukherjee,
       daughter of the Vice Chairman, Mr. S.S. Mukherji,
       holding an Office or Place of profit under
       the Company on such monthly remuneration as
       may be fixed from time to time by the Company
       within the limits prescribed under Rule 3 of
       the Director's Relatives [Office or Place of
       profit] Rules, 2003




--------------------------------------------------------------------------------------------------------------------------
 EIH LTD                                                                                     Agenda Number:  702062299
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2233X154
    Meeting Type:  AGM
    Meeting Date:  20-Aug-2009
          Ticker:
            ISIN:  INE230A01023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited accounts of the Company for             Mgmt          For                            For
       the YE 31 MAR 2009, together with the Directors'
       and the Auditor's reports

2.     Declare a dividend                                        Mgmt          For                            For

3.A    Re-appoint Mr. Anil Nehru as a Director, who              Mgmt          For                            For
       retires by rotation

3.B    Re-appoint Mr. Vikram Oberoi as a Director,               Mgmt          For                            For
       who retires by rotation

4.     Appoint the Auditors and approve to fix their             Mgmt          For                            For
       remuneration

5.     Approve, pursuant to Sections 198, 269, 309               Mgmt          For                            For
       and other applicable Sections of the Companies
       Act, 1956, [including Schedule XIII thereto],
       the re-appointment of and the payment of remuneration
       to Mr. Vikram Oberoi as a Joint Managing Director
       of the Company, for a period of 5 years from
       01 JUL 2009, in accordance with the terms and
       conditions as specified in an Agreement to
       be entered into between the Company and Mr.
       Vikram Oberoi; and authorize the Board of Directors
       of the Company, for the purposes of giving
       effect to this resolution, to do all such acts,
       matters, deeds and things as it may deem expedient
       in the interest of the Company

6.     Approve, pursuant to Sections 198, 269, 309               Mgmt          For                            For
       and other applicable Sections of the Companies
       Act, 1956 [including Schedule XIII thereto],
       the re-appointment of and payment of remuneration
       to Mr. Arjun Oberoi as a Joint Managing Director
       of the Company, for a period of 5 years from
       01 JUL 2009, in accordance with the terms and
       conditions as specified in an agreement to
       be entered into between the Company and Mr.
       Arjun Oberoi; and authorize the Board of Directors
       of the Company, for the purposes of giving
       effect to this Resolution, to do all such acts,
       matters, deeds and things as it may deem expedient
       in the interest of the Company




--------------------------------------------------------------------------------------------------------------------------
 ELAN MICROELECTRONINCS CORP                                                                 Agenda Number:  702435618
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2268H108
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  TW0002458007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of Employee Stock Options Plan                 Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution, the proposed        Mgmt          For                            For
       cash dividend: TWD         0.90034105 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.5    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ELBIT IMAGING LTD, TEL AVIV-JAFFA                                                           Agenda Number:  702175250
--------------------------------------------------------------------------------------------------------------------------
        Security:  M37605108
    Meeting Type:  AGM
    Meeting Date:  30-Dec-2009
          Ticker:
            ISIN:  IL0010811169
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.a    Re-elect Mordechay Zisser as a Board of Director          Mgmt          For                            For
       of the Company

1.b    Re-elect Abraham (Rami) Goren as a Board of               Mgmt          For                            For
       Director of the Company

1.c    Re-elect Shimon Yitzhaki as a Board of Director           Mgmt          For                            For
       of the Company

1.d    Re-elect David Rubner as a Board of Director              Mgmt          For                            For
       of the Company

1.e    Re-elect Moshe Lion as a Board of Director of             Mgmt          For                            For
       the Company

1.f    Re-elect Shmuel Peretz as a Board of Director             Mgmt          For                            For
       of the Company

2.     Approve the grant of options by InSightec Ltd.            Mgmt          For                            For
       to Mr. Mordechay Zisser, to purchase 250,000
       ordinary shares of InSightec Ltd, as specified

3.     Approve the re-appointment of Brightman Almagor           Mgmt          For                            For
       Zohar & Co., the Israeli Member of Deloitte,
       as the Company's Independent Auditors until
       the next AGM of shareholders

4.     Approve to discuss the financial statements               Non-Voting    No vote
       of the Company for the YE 31 DEC 2008

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ELBIT SYSTEMS LTD, HAIFA                                                                    Agenda Number:  702048946
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3760D101
    Meeting Type:  AGM
    Meeting Date:  11-Aug-2009
          Ticker:
            ISIN:  IL0010811243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

       PLEASE NOTE THAT EACH SHAREHOLDER WHO ATTENDS             Non-Voting    No vote
       THE MEETING IN PERSON OR BY PROXY WILL ADVISE
       THE COMPANY OR INDICATE IN THE PROXY CARD,
       AS THE CASE MAY BE: A) WITH RESPECT TO ITEM
       2-WHETHER OR NOT THAT SHAREHOLDER IS A CONTROLLING
       SHAREHOLDER OR ACTING ON BEHALF OF A CONTROLLING
       SHAREHOLDER. B) WITH RESPECT TO ITEMS 3 AND
       4-WHETHER OR NOT THAT SHAREHOLDER HAS A PERSONAL
       INTEREST IN THE APPROVAL OF THE APPLICABLE
       SUBJECT. FAILURE TO ADVISE OR INDICATE AS DETAILED
       IN SUB-CLAUSES A) AND B) ABOVE WILL RENDER
       THE RESPECTIVE SHARES INELIGIBLE TO VOTE WITH
       RESPECT TO ITEM 2, 3 AND/OR 4, AS THE CASE
       MAY BE.

1.1    Elect Mr. Moshe Arad as a Director of the Company         Mgmt          For                            For
       until the close of next shareholders' AGM

1.2    Elect Mr. Avraham Asheri as a Director of the             Mgmt          For                            For
       Company until the close of next shareholders'
       AGM

1.3    Elect Ms. Rina Baum as a Director of the Company          Mgmt          For                            For
       until the close of next shareholders' AGM

1.4    Elect Mr. David Federmann as a Director of the            Mgmt          For                            For
       Company until the close of next shareholders'
       AGM

1.5    Elect Mr. Michael Federmann as a Director of              Mgmt          For                            For
       the Company until the close of next shareholders'
       AGM

1.6    Elect Mr. Yigal Ne'eman as a Director of the              Mgmt          For                            For
       Company until the close of next shareholders'
       AGM

1.7    Elect Mr. Dov Ninveh as a Director of the Company         Mgmt          For                            For
       until the close of next shareholders' AGM

2.     Elect Mrs. Yael Efron as an External Director             Mgmt          For                            For
       of the Company for a 3 year term commencing
       on the close of this shareholders' AGM and
       ending on 10 AUG 2012

3.     Approve the New Framework Resolution under the            Mgmt          For                            For
       terms as specified in this Proxy Statement,
       regarding the Directors and officers liability
       insurance coverage for current and future Directors
       and officers of the Company as may be from
       time to time, including for the Directors who
       may be considered as direct or indirect controlling
       shareholders of the Company

4.     Approve and ratify the grant by the Company               Mgmt          For                            For
       of the indemnification letter to Mr. David
       Federmann with effect as of 13 MAR 2007

5.     Appoint, that the Company's Independent Auditor,          Mgmt          For                            For
       Kost, Forer, Gabbay & Kasierer, a Member of
       Ernst & Young Global, as an Independent Auditor
       of the Company for the FY 2009 and until the
       close of the next Shareholders' AGM

       Receive the report on the following matters               Non-Voting    No vote
       relating to FY 2008: its consoled financial
       statements for the FYE 31 DEC 2008; the dividend
       paid to shareholders; the compensation paid
       to the Company's Directors; and the compensation
       arrangement with the Company's Independent
       Auditor




--------------------------------------------------------------------------------------------------------------------------
 ELBIT SYSTEMS LTD, HAIFA                                                                    Agenda Number:  702239650
--------------------------------------------------------------------------------------------------------------------------
        Security:  M3760D101
    Meeting Type:  SGM
    Meeting Date:  04-Mar-2010
          Ticker:
            ISIN:  IL0010811243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Appointment of Dr. Yehoshua Gleitman as an External       Mgmt          For                            For
       Director for a statutory




--------------------------------------------------------------------------------------------------------------------------
 ELECTRICITY GENERATING PUBLIC CO LTD                                                        Agenda Number:  702297082
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y22834116
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  TH0465010013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the minutes of the AGM no. 1/2009 held            Mgmt          For                            For
       on 24 APR 2009

2.     Acknowledge the Company's annual report for               Mgmt          For                            For
       year 2009 and the payment of the interim dividend

3.     Approve the balance sheet and statement of income         Mgmt          For                            For
       as at 31 DEC 2009

4.     Approve the appropriation of net profit and               Mgmt          For                            For
       the payment of dividend

5.     Appointment of Ms. Nangno I.C., Mr. Prasan C.,            Mgmt          For                            For
       and Mr. Vichien K. as the Auditors and determine
       the audit fee, to any 1 being authorized to
       conduct the audit and express an opinion on
       the financial statements of the Company

6.1.1  Re-elect Mr. Somphot Kanchanaporn as a Director,          Mgmt          For                            For
       who retires

6.1.2  Re-elect Mr. Somboon Arayaskul as a Director,             Mgmt          For                            For
       who retires

6.1.3  Re-elect Mr. Hideaki Tomiku as a Director, who            Mgmt          For                            For
       retires

6.1.4  Re-elect Mr. Vinit Tangnoi as a Director, who             Mgmt          For                            For
       retires

6.2    Elect Mr. Sahust Pratuknukul as a new Director            Mgmt          For                            For
       to replace Mr. Apichart Dilogsopon

7.     Approve the determination of the Directors'               Mgmt          For                            For
       remuneration

8.     Other matters [if any]                                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ELETROPAULO METROPOLITANA -  ELETRICIDADE DE SAU PAULO S A                                  Agenda Number:  702368300
--------------------------------------------------------------------------------------------------------------------------
        Security:  P36476151
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRELPLACNPB0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 3AND 4 ONLY.     THANK YOU.

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

1      To receive the administrators accounts, the               Non-Voting    No vote
       administrations report, the       financial
       statements and the accounting statements regarding
       the FYE on 31    DEC 2009

2      Destination of the YE results of 2009                     Non-Voting    No vote

3      Re-elect the members of the Board of Directors            Mgmt          For                            For

4      Re-elect the members of the finance Committee             Mgmt          For                            For

5      To set the global remuneration of the Company             Non-Voting    No vote
       Directors and the finance       committee




--------------------------------------------------------------------------------------------------------------------------
 ELSWEDY CABLES                                                                              Agenda Number:  702322645
--------------------------------------------------------------------------------------------------------------------------
        Security:  M398AL106
    Meeting Type:  OGM
    Meeting Date:  19-Apr-2010
          Ticker:
            ISIN:  EGS3G0Z1C014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Receive the Board of Directors report of the              Mgmt          No Action
       Company activity during FYE 31   DEC 2009

2      Receive the Auditor report of the financial               Mgmt          No Action
       statements for FYE 31 DEC 2009

3      Approve the compensation contracts done during            Mgmt          No Action
       FYE 31 DEC 2009 and delegating the Board to
       make compensation contracts with shareholders
       and Board of       Directors

4      Approve the financial statements for the Company          Mgmt          No Action
       for the FYE 31 DEC 2009

5      Approve the profit distribution list for the              Mgmt          No Action
       FYE 31 DEC 2009

6      Adopt the restructure of the Board of the Company         Mgmt          No Action
       during the previous period

7      Approve the Board and evacuating their responsibility     Mgmt          No Action
       during FYE 31 DEC 2009

8      Approve to determine the attendance and transportation    Mgmt          No Action
       allowances for the     Chairman and members
       of the Board of Directors for 2010

9      Appointment of Auditor for FYE 31 DEC 2010 and            Mgmt          No Action
       determining his fees

10     Approve to delegate the Board to give donations           Mgmt          No Action
       during 2010




--------------------------------------------------------------------------------------------------------------------------
 ELSWEDY CABLES                                                                              Agenda Number:  702344223
--------------------------------------------------------------------------------------------------------------------------
        Security:  M398AL106
    Meeting Type:  EGM
    Meeting Date:  19-Apr-2010
          Ticker:
            ISIN:  EGS3G0Z1C014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1      Approve to increase the Company's licensed capital        Mgmt          No Action
       with an amount of EGP 3,500,000,000 to become
       EGP 5,000,000,000

2      Approve to increase the issued capital BU issuing         Mgmt          No Action
       free shares by issuing 39,660,000 shares with
       an amount of EGP 396,600,000

3      Approve to modify Articles No 2, 6 and 7 from             Mgmt          No Action
       the Company main policy

4      Approve to modify the Company name                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 EMAAR PROPERTIES, DUBAI                                                                     Agenda Number:  702306615
--------------------------------------------------------------------------------------------------------------------------
        Security:  M4025S107
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  AE0005802576
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Board of Directors report for the             Mgmt          For                            For
       FY 2009 and Auditors report for the FY 2009

2      Approve of balance sheet and profit and loss              Mgmt          For                            For
       account for the FY 2009

3      Appointment of the Auditors for the FY 2010               Mgmt          For                            For
       and fix their remuneration

4      Approve to discuss the proposal of the Board              Mgmt          For                            For
       of Directors regarding           distribution
       of dividends

5      Approve to absolve the Members of the Board               Mgmt          For                            For
       of Directors and External         Auditors
       of their liability in respect to their work
       for the period ending 31 DEC 2009

6      Approve the Article 108 of federal law no 8               Mgmt          For                            For
       of 1984 and the amendments        thereto for
       the Members of the Board of Directors to carry
       on activities      relating to real estate




--------------------------------------------------------------------------------------------------------------------------
 EMBOTELLADORA ANDINA S.A.                                                                   Agenda Number:  933225991
--------------------------------------------------------------------------------------------------------------------------
        Security:  29081P204
    Meeting Type:  Annual
    Meeting Date:  13-Apr-2010
          Ticker:  AKOA
            ISIN:  US29081P2048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE 2009 FISCAL YEAR GENERAL BALANCE          Mgmt          For
       SHEET, FINANCIAL STATEMENTS AND ANNUAL REPORT,
       AS WELL AS THE EXTERNAL AUDITORS REPORT REGARDING
       SUCH FINANCIAL STATEMENTS.

02     APPROVAL OF DISTRIBUTION OF FINAL DIVIDEND FOR            Mgmt          For
       2009 FISCAL YEAR: A) CH$11.70 (ELEVEN PESOS
       AND SEVENTY) PER SERIES A SHARE B) CH$12.87
       (TWELVE PESOS AND EIGHTY SEVEN) PER SERIES
       B SHARE APPROVAL OF DISTRIBUTION ADDITIONAL
       DIVIDEND ON ACCOUNT OF RETAINED EARNINGS OF
       PREVIOUS FISCAL: A) CH$50 (FIFTY PESOS) PER
       SERIES A SHARE, B) CH$55 (FIFTY PESOS) PER
       SERIES B SHARE.

03     APPROVAL OF A PRESENTATION OF THE DIVIDEND POLICY         Mgmt          For
       AND INFORMATION ON PROCEDURES TO BE USED IN
       THE DISTRIBUTION AND PAYMENT OF DIVIDENDS.

04     APPROVAL OF SETTING OF COMPENSATION AMOUNTS               Mgmt          Against
       FOR BOARD MEMBERS, BOARD COMMITTEE MEMBERS
       AND AUDIT COMMITTEE MEMBERS.

05     APPROVAL OF DESIGNATION OF EXTERNAL AUDITORS              Mgmt          For
       FOR FISCAL YEAR 2010.

06     APPROVAL OF THE DESIGNATION OF LOCAL RISK RATING          Mgmt          For
       AGENCIES.

07     APPROVAL OF A REPORT ON RESOLUTIONS OF THE BOARD          Mgmt          For
       REGARDING TRANSACTIONS REFERRED TO IN ARTICLE
       44 AND 147 OF CHILEAN LAW.

08     IN GENERAL, ANY DECISION ON ALL OTHER MATTERS             Mgmt          For
       SPECIFIC TO ITS COMPETENCE AND ANY OTHERMATTERS
       OF CORPORATE INTEREST.




--------------------------------------------------------------------------------------------------------------------------
 EMBOTELLADORA ANDINA S.A.                                                                   Agenda Number:  933225991
--------------------------------------------------------------------------------------------------------------------------
        Security:  29081P303
    Meeting Type:  Annual
    Meeting Date:  13-Apr-2010
          Ticker:  AKOB
            ISIN:  US29081P3038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE 2009 FISCAL YEAR GENERAL BALANCE          Mgmt          For
       SHEET, FINANCIAL STATEMENTS AND ANNUAL REPORT,
       AS WELL AS THE EXTERNAL AUDITORS REPORT REGARDING
       SUCH FINANCIAL STATEMENTS.

02     APPROVAL OF DISTRIBUTION OF FINAL DIVIDEND FOR            Mgmt          For
       2009 FISCAL YEAR: A) CH$11.70 (ELEVEN PESOS
       AND SEVENTY) PER SERIES A SHARE B) CH$12.87
       (TWELVE PESOS AND EIGHTY SEVEN) PER SERIES
       B SHARE APPROVAL OF DISTRIBUTION ADDITIONAL
       DIVIDEND ON ACCOUNT OF RETAINED EARNINGS OF
       PREVIOUS FISCAL: A) CH$50 (FIFTY PESOS) PER
       SERIES A SHARE, B) CH$55 (FIFTY PESOS) PER
       SERIES B SHARE.

03     APPROVAL OF A PRESENTATION OF THE DIVIDEND POLICY         Mgmt          For
       AND INFORMATION ON PROCEDURES TO BE USED IN
       THE DISTRIBUTION AND PAYMENT OF DIVIDENDS.

04     APPROVAL OF SETTING OF COMPENSATION AMOUNTS               Mgmt          Against
       FOR BOARD MEMBERS, BOARD COMMITTEE MEMBERS
       AND AUDIT COMMITTEE MEMBERS.

05     APPROVAL OF DESIGNATION OF EXTERNAL AUDITORS              Mgmt          For
       FOR FISCAL YEAR 2010.

06     APPROVAL OF THE DESIGNATION OF LOCAL RISK RATING          Mgmt          For
       AGENCIES.

07     APPROVAL OF A REPORT ON RESOLUTIONS OF THE BOARD          Mgmt          For
       REGARDING TRANSACTIONS REFERRED TO IN ARTICLE
       44 AND 147 OF CHILEAN LAW.

08     IN GENERAL, ANY DECISION ON ALL OTHER MATTERS             Mgmt          For
       SPECIFIC TO ITS COMPETENCE AND ANY OTHERMATTERS
       OF CORPORATE INTEREST.




--------------------------------------------------------------------------------------------------------------------------
 EMBRAER-EMPRESA BRASILEIRA DE  AERONAUTICA S A                                              Agenda Number:  702301639
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3700H201
    Meeting Type:  EGM
    Meeting Date:  19-Apr-2010
          Ticker:
            ISIN:  BREMBRACNOR4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve the creation of a program to grant Company        Mgmt          Against                        Against
       stock options

2      Amend the following provisions of the Company             Mgmt          For                            For
       Bylaws: Article 7, which deals with the share
       capital and shares, Article 18, Line IV, which
       deals with the authority of the general meeting,
       Article 33, Lines XVI, XVIII and XXI, which
       deal with the authority of the Board of Directors,
       Article 34 and its Paragraph 2, which deal
       with the Committees of the Board of Directors,
       Article 40, Paragraph 2, Line 2 VI and Paragraph
       4, Line 1, which deal with the representation
       of the Company, Article 41 and its Paragraph
       2, which deal with the Finance Committee, and
       the exclusion of Articles 63, 64 and 65, which
       deal with transitory provisions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION 2. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EMBRAER-EMPRESA BRASILEIRA DE  AERONAUTICA S A                                              Agenda Number:  702303621
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3700H201
    Meeting Type:  AGM
    Meeting Date:  19-Apr-2010
          Ticker:
            ISIN:  BREMBRACNOR4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NAMES. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1.     Approve the Directors accounts, to examine and            Mgmt          For                            For
       discuss the Company's consolidated financial
       statements for the FYE 31 DEC 2009

2.     Approve the destination of the YE results of              Mgmt          For                            For
       2009 and the distribution of dividends

3.     Ratify the appointment of the representative              Mgmt          For                            For
       from the Federal Government on the Board of
       Directors, in accordance with the terms of
       paragraph 1 of Article 27 and Line ii of Article
       29 of the Corporate Bylaws

4.     Election of the Members of the Finance Committee          Mgmt          For                            For
       for the 2010-2011 period and the designation
       of the Chairperson, Vice Chairperson and Specialist
       Members of the Finance Committee: Principle
       Members: Adolpho Gon alves Nogueira, Ivan Mendes
       do Carmo, Taiki Hirashima, Eduardo Coutinho
       Guerra, Alberto Carlos Monteiro dos Anjos;
       Substitute Members: Maria de Jesus Tapia Rodriguez
       Migliorin, Tarcisio Luiz Silva Fontenele, Clemir
       Carlos Magro, Leandro Giacomazzo, Carlos Alexandre
       Miyahira

5.     Approve to fix the global annual amount for               Mgmt          For                            For
       the remuneration of the administrators of the
       Company and of the members of the Committees
       of the Board of Directors

6.     Approve to set the remuneration of the members            Mgmt          For                            For
       of the Finance Committee




--------------------------------------------------------------------------------------------------------------------------
 EMBRATEL PARTICIPACOES, RIO DE JANEIRO                                                      Agenda Number:  702340251
--------------------------------------------------------------------------------------------------------------------------
        Security:  P37054106
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  BREBTPACNPR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTORS NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 4 AND 5 ONLY.    THANK YOU.

1      To take the accounts of the Directors, to examine,        Non-Voting    No vote
       discuss and vote the       financial statements
       and of the Board of Directors annual report
       relating to  FYE 31 DEC 2009

2      To deliberate on the distribution of the FY               Non-Voting    No vote
       net profits and to consider the   proposal
       for the capital budget for the year 2010

3      To set the Directors global remuneration                  Non-Voting    No vote

4      Election of Carlos Henrique Moreira, Jose Formoso         Mgmt          For                            For
       Martinez, Dilio Sergio Penedo, Alberto De Orleans
       E Braganca, Joel Korn, Oscar Von Hauske Solis,
       Antonio Oscar De Carvalho Petersen Filho as
       the Members of the Board of Directors

5      Election of the Members of the finance committee          Mgmt          For                            For
       and approve to set their




--------------------------------------------------------------------------------------------------------------------------
 EMBRATEL PARTICIPACOES, RIO DE JANEIRO                                                      Agenda Number:  702340275
--------------------------------------------------------------------------------------------------------------------------
        Security:  P37054114
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  BREBTPACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTORS NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

I      Approve to take the accounts of the Directors,            Mgmt          For                            For
       to examine, discuss and vote   the financial
       statements and of the Board of Directors annual
       report relating to FYE 31 DEC, 2009

II     Approve to deliberate on the distribution of              Mgmt          For                            For
       the FYs net profits and consider the proposal
       for the capital budget for the year 2010

III    Approve to set the Directors global remuneration          Mgmt          For                            For

IV     Election of Carlos Henrique Moreira, Jose Formoso         Mgmt          For                            For
       Martinez, Dilio Sergio Penedo, Alberto De Orleans
       E Braganca, Joel Korn, Oscar Von Hauske Solis,
       Antonio Oscar De Carvalho Petersen Filho as
       the Members of the Board of Directors

v      Elect the members of the finance committee and            Mgmt          For                            For
       set their remuneration




--------------------------------------------------------------------------------------------------------------------------
 EMBRATEL PARTICIPACOES, RIO DE JANEIRO                                                      Agenda Number:  702354894
--------------------------------------------------------------------------------------------------------------------------
        Security:  P37054114
    Meeting Type:  EGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  BREBTPACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I      Approve the amendment of the wording of Articles          Mgmt          Against                        Against
       5 of the Corporate Bylaws of the Company, once
       the increase of the share capital, within the
       limit of the authorized capital, is approved
       and ratified, in accordance with a meeting
       of the Board of Directors held on 22 OCT 2009,
       Article 5, the subscribed for share capital,
       totally paid in, is BRL 5,618,698,960.73, represented
       by 1,050,508,959,049 shares, of which 544,485,934,660
       are common, nominative shares and 506,023,024,389
       are preferred, nominatives shares, all with
       no par value

II     Approve the consolidation of the corporate Bylaws         Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 EMIRATES NBD PJSC, DUBAI                                                                    Agenda Number:  702279123
--------------------------------------------------------------------------------------------------------------------------
        Security:  M4029Z107
    Meeting Type:  AGM
    Meeting Date:  24-Mar-2010
          Ticker:
            ISIN:  AE000A0M6531
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Board of Directors report for the             Mgmt          For                            For
       FY 2009 and also the Auditors   report for
       FY 2009

2      Approve the balance sheet and profit and loss             Mgmt          For                            For
       account for the FY 2009

3      Approve the Board of Directors for 20% cash               Mgmt          For                            For
       dividend

4      Approve to absolve the Members of the Board               Mgmt          For                            For
       of Directors and external         Auditors
       of their liability in respect to  their work
       for the period ending   31 DEC 2009

5      Grant approval under Article 108 of the UAE               Mgmt          For                            For
       Companies Law No 8 of 1984 for    the Directors
       to participate in activities relating to banking
       and financial  business

6      Appoint the Auditors for the FY 2010 and approve          Mgmt          For                            For
       to fix their remuneration

7      Ratify the appointment of Director during the             Mgmt          For                            For
       year 2009

8      Election of the Directors                                 Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EMIRATES NBD PJSC, DUBAI                                                                    Agenda Number:  702288285
--------------------------------------------------------------------------------------------------------------------------
        Security:  M4029Z107
    Meeting Type:  EGM
    Meeting Date:  24-Mar-2010
          Ticker:
            ISIN:  AE000A0M6531
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       31 MAR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the Agreement for conversion of UAE               Mgmt          For                            For
       Government Ministry of Finance loans, into
       Tier-2 Capital

2.     Ratify and confirm the issue of AED 4,000,000,000         Mgmt          For                            For
       debt securities to Investment Corporation of
       Dubai to meet UAE Ministry of Finance Tier-1
       capital adequacy ratio requirements




--------------------------------------------------------------------------------------------------------------------------
 EMPRESA AGROINDUSTRIAL CASA GRANDE SA, LIMA                                                 Agenda Number:  702270618
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3708P106
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  PEP771461006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE BE ADVISED THAT THIS MEETING NOTIFICATION          Non-Voting    No vote
       IS FOR YOUR INFORMATION      ONLY. SHARES CAN
       NOT BE VOTED ON PROXYEDGE AS THE ISSUER DOES
       NOT ALLOW THIRD PARTY REPRESENTATION. TO VOTE
       YOUR SHARES YOUR PHYSICAL ATTENDANCE IS
       REQUIRED AT THE MEETING. THANK YOU

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 07 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.

1      Examination and approval of the annual report             Non-Voting    No vote
       and the financial statements to 31 DEC 2009,
       audited by the external Auditors

2      Allocation of accumulated reserves to the legal           Non-Voting    No vote
       reserve

3      Allocation of profit                                      Non-Voting    No vote

4      Capital increase and amendment of Article 5               Non-Voting    No vote
       of the Corporate Bylaws

5      Delegation to the Board of Directors of the               Non-Voting    No vote
       authority referred to in Article  184, Part
       A, Line 2, of Law 26702




--------------------------------------------------------------------------------------------------------------------------
 EMPRESA NACIONAL DE ELECTRICIDAD S.A.                                                       Agenda Number:  933229610
--------------------------------------------------------------------------------------------------------------------------
        Security:  29244T101
    Meeting Type:  Special
    Meeting Date:  22-Apr-2010
          Ticker:  EOC
            ISIN:  US29244T1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     APPROVAL OF THE ANNUAL REPORT, FINANCIAL STATEMENTS       Mgmt          For                            For
       AND REPORT OF THE EXTERNAL AUDITORS AND INSPECTORS
       OF ACCOUNTS FOR THE YEAR ENDED DECEMBER 31,
       2009.

O3     APPROVAL OF THE DISTRIBUTION OF PROFITS AND               Mgmt          For                            For
       DIVIDENDS.

O5     APPROVAL OF THE INVESTMENT AND FINANCING POLICY           Mgmt          For                            For
       PROPOSED BY THE BOARD OF DIRECTORS.

O6     ELECTION OF THE BOARD OF DIRECTORS.                       Mgmt          For                            For

O7     SETTING THE COMPENSATION OF THE BOARD OF DIRECTORS.       Mgmt          For                            For

O8     SETTING THE COMPENSATION OF THE DIRECTORS' COMMITTEE      Mgmt          For                            For
       AND THE APPROVAL OF THEIR BUDGET FOR YEAR 2010.

O10    APPOINTMENT OF AN EXTERNAL AUDITOR FOR 2010               Mgmt          For                            For
       PERIOD, SUBJECT TO CHAPTER XXVIII OF THE CHILEAN
       SECURITIES MARKET LAW.

O11    ELECTION OF TWO ACCOUNTS INSPECTORS AND THEIR             Mgmt          For                            For
       ALTERNATES, AND THE FIXING OF THEIR COMPENSATION.

E1     MODIFICATION OF THE COMPANY'S BYLAWS BY ADAPTING          Mgmt          For                            For
       THE FOLLOWING ARTICLES OF THE BYLAWS TO THE
       NEW PROVISIONS OF THE CHILEAN COMPANIES ACT
       AND THE CHILEAN SECURITIES MARKET LAW; AND
       TO THE PROVISIONS OF THE CHILEAN COMPANIES
       ACT REGULATIONS: ARTICLES 6, 14, 16, 17, 21,
       22, 23, 24, 25, 26, 27, 28, 29, 33, 36, 38,
       43 AND 44.

E2     APPROVAL OF THE RESTATED TEXT OF THE COMPANY'S            Mgmt          For                            For
       BYLAWS.

E3     AUTHORIZATION FOR THE CONSTITUTION OF ONE OR              Mgmt          For                            For
       MORE PLEDGES AND THE GRANTING OF ONE OR MORE
       CONCESSIONS OF RIGHTS OVER THE CREDITS CORRESPONDING
       TO CURRENT AND/OR FUTURE SUBORDINATED DEBTS
       OF GNL QUINTERO S.A. WITH EMPRESA NACIONAL
       DE ELECTRICIDAD S.A., IN FAVOR OF THE LENDERS
       OF GNL QUINTERO S.A., IN ORDER TO GUARANTEE
       COMPLIANCE WITH FULL, INTEGRAL AND TIMELY PERFORMANCE
       OF EACH AND EVERY ONE OF THE OBLIGATIONS CONTRACTED
       IN FAVOR OF SUCH LENDERS UNDER THE LOAN AGREEMENT
       DATED JULY 25, 2008.

E4     ADOPTION OF THE RESOLUTIONS NECESSARY FOR THE             Mgmt          For                            For
       LEGALIZATION OF THE BYLAW AMENDMENTS APPROVED
       IN NUMBER 1 ABOVE MENTIONED AND THE DUE COMPLIANCE
       AND CARRYING OUT OF THE RESOLUTIONS AND AGREEMENTS
       ADOPTED BY THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 EMPRESA NACIONAL DE ELECTRICIDAD SA ENDESA (CHILE)                                          Agenda Number:  702293464
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3710M109
    Meeting Type:  EGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  CLP3710M1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the specified Articles of the Corporate             Mgmt          For                            For
       Bylaws, for the purpose of adapting them to
       the provisions of the Corporations Law and
       of the securities market law, which were amended
       by Law number 20, 382, and to the provisions
       of the corporations regulations Article 6,
       Line 1, relative to the annotations of the
       shareholder registry, to adapt it to Article
       13 of the mentioned regulations, Article 14,
       last Line, relative to the calling of extraordinary
       meetings of the Board of Directors, to adapt
       to Article 14 of the mentioned regulations,
       Article 16, relative to the transactions with
       related parties that the Company enters into,
       to adapt it to Article 147 of the Corporations
       Law, Article 16(a) to eliminate the reference
       to Article 44 of law 18,046, Article 17, second
       line, relative to the moment at which the resolutions
       of the Board of Directors can be carried out,
       to adapt it to Article 48 of the Corporations
       Law, Article 21, second line, relative to the
       persons to whom the Board of Directors can
       delegate part of its authority, to adapt it
       to Article 40 of the Corporations Law, and
       final line, relative to the public registry
       of chairpersons, members of the Board of Directors,
       managers or liquidators that the company must
       make, to adapt it to Article 135 of the Corporations
       Law, amendment of title IV of the Corporate
       Bylaws 'Executive Committee and Audit Committee,'
       Articles 22, 23, 24, 25, 26, 27, 28 and 29,
       for the purpose of merging both committees,
       reflecting the changes and requirements of
       independence introduced by Law number 20,382
       regarding improvement of corporate governance
       to Article 50(a) of the Corporations Law and
       additionally requiring that the members of
       the committee comply with the requirements
       for independence demanded by the Sarbanes-Oxley
       act of the United States of America, as well
       as by the securities in exchange commission
       and the New York Stock Exchange, Article 33,
       first line, relative to the obligation of communicating
       to the superintendency of securities and insurance
       the appointment, vacancy or replacement of
       the chairperson, members of the Board of Directors,
       managers, main executives, administrators and
       liquidators, to adapt it to Article 68 of the
       Securities Market Law, Article 36, letter d,
       relative to EGM matters, to adapt to Article
       57 of the Corporations Law, Article 38, second
       line, regarding the meeting call notice that
       must be sent by mail to each shareholder, and
       final line, relative to the validity of the
       meetings when the formalities for calling them
       are omitted, to adapt them to Article 59 of
       the Corporations Law, Article 43, relative
       to the designation of outside auditors, to
       adapt it to title XXVIII of the Securities
       Market Law, Article 44, line 5, relative to
       the publication of the balance sheet, to adapt
       it to Article 76 of the Corporations Law, and
       final line, relative to copies of the Corporate
       Bylaws and list of shareholders that the Company
       should keep it at its head office, to adapt
       it to Article 7 of the Corporations Law, Article
       44(a) to eliminate the obligation of sending
       to the shareholders the report of the accounts
       inspectors and of the proposal of the investment
       and financing policy and Article 49, relative
       to arbitration, to adapt it to Article 125
       of the Corporations Law

2.     Approve the rewritten text of the Corporate               Mgmt          For                            For
       Bylaws

3.     Grant authority for the establishment of one              Mgmt          For                            For
       or more pledges and the granting of one or
       more assignments of rights regarding the credits
       corresponding to current and/or future subordinated
       debts of GNL Quintero S.A. to Empresa Nacional
       de Electricidad S.A., in favor of the creditors
       of GNL Quntero S.A., for the purpose of guaranteeing
       the faithful, full and opportune fulfillment
       of each and every one of the obligations contracted
       for in favor of said creditors under the credit
       contract dated 25 JUL 2008, signed with a syndicate
       of foreign banks and with the foreign shareholder
       of the Company British Gas, for the purpose
       of financing the construction project of the
       regasification terminal of GNL Quintero S.A

4.     Approve the passage of the resolutions necessary          Mgmt          For                            For
       for in the legalization of the Bylaws amendments
       approved in Number 1 above and the proper fulfillment
       and execution of the resolutions and agreements
       adopted in the general meeting




--------------------------------------------------------------------------------------------------------------------------
 EMPRESA NACIONAL DE ELECTRICIDAD SA ENDESA (CHILE)                                          Agenda Number:  702293692
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3710M109
    Meeting Type:  OGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  CLP3710M1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report, balance sheet, financial       Mgmt          For                            For
       statements, report from   the Outside auditors
       and accounts inspectors for the FY that ended
       on 31 DEC  2009

2      Approve the information regarding the policy              Mgmt          For                            For
       resolved on by the Board of      Directors
       for the calculation of the distributable net
       profit for the annual  financial statements,
       and regarding the option decided on by that
       body for    the treatment of the adjustments
       of first application, in accordance with
       circular number 1945 of the superintendency
       of securities and insurance

3      Approve the distribution of profit and payment            Mgmt          For                            For
       of dividends

4      Approve the exposition regarding the dividend             Mgmt          For                            For
       policy of the Company and       information
       regarding the procedures to be used in the
       distribution of the    same

5      Approve the investment and financing policy               Mgmt          For                            For
       proposed by the Board of          Directors

6      Election of the Board of Directors of the Company         Mgmt          For                            For

7      Approve to establish the remuneration of the              Mgmt          For                            For
       Board of Directors

8      Approve the setting the remuneration of the               Mgmt          For                            For
       Executive Committee and           determination
       of its budget for the 2010 FY

9      Approve the annual management report from the             Mgmt          For                            For
       Executive Committee and report  regarding activities
       and management from the Audit Committee

10     Approve the designation of an outside auditing            Mgmt          For                            For
       firm, governed by title XXVIII of the securities
       market Law for the 2010 FY

11     Election of full accounts inspectors and their            Mgmt          For                            For
       alternates and determination

12     Approve the information regarding the resolutions         Mgmt          For                            For
       passed by the Board of      Directors to approve
       related party transactions, in accordance with
       Article   147 of the Corporations Law

13     Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 EMPRESA NACIONAL DE TELECOMUNICACIONES SA ENTEL                                             Agenda Number:  702359010
--------------------------------------------------------------------------------------------------------------------------
        Security:  P37115105
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  CLP371151059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report, balance sheet and              Mgmt          For                            For
       other financial statements as of 31 DEC 2009

2      Approve the definitive dividend period 2009               Mgmt          For                            For

3      Approve the explanatory statement of the Board            Mgmt          For                            For
       of Directors regarding the     policy of dividends

4      Approve the investment and financing policy               Mgmt          For                            For

5      Election of the Members of the Board of Directors,        Mgmt          For                            For
       in compliance with the rules provided in Article
       50 BIS of the Law of Stock Companies

6      Approve to determine the remuneration of Directors        Mgmt          For                            For

7      Approve to fix the remuneration of the Committee          Mgmt          For                            For
       of Directors and its budget  of expenses

8      Appointment of Controllers  External Auditors             Mgmt          For                            For
       and Accounts Supervisors

9      Appointment of the Rating Agencies                        Mgmt          For                            For

10     Receive the report on related operations                  Mgmt          For                            For

11     Approve the newspaper on which the notice for             Mgmt          For                            For
       meetings shall be published

12     Other matters                                             Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting    No vote
       OF TEXT IN RESOLUTION 5. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EMPRESAS CMPC SA                                                                            Agenda Number:  702102372
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3712V107
    Meeting Type:  EGM
    Meeting Date:  09-Oct-2009
          Ticker:
            ISIN:  CL0000001314
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the share capital in an               Mgmt          Against                        Against
       amount to be freely decided by the general
       meeting, by up to USD 500,000,000, to be carried
       out through the issuance of paid shares, to
       be issued and placed in the manner, at the
       times and the amount freely decided by the
       general meeting in accordance with the law,
       being able to delegate to the Board of Directors
       the setting of the final price for the placement
       of the mentioned paid shares, amending the
       corporate bylaws for the mentioned purpose

2.     Approve to pass all resolutions necessary to              Mgmt          Against                        Against
       materialize and carry out the capital increase,
       Corporate Bylaws amendment and other resolutions
       passed by the general meeting, giving the Board
       of Directors ample authority for such purposes




--------------------------------------------------------------------------------------------------------------------------
 EMPRESAS CMPC SA                                                                            Agenda Number:  702284035
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3712V107
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  CL0000001314
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      Approve the statement regarding the annual report,        Mgmt          For                            For
       annual financial           statements and the
       report from the outside Auditors, for the FYE
       31 DEC 2009

B      Approve the distribution of the profit from               Mgmt          For                            For
       the FY and the payment of final   dividend
       Number 248

C      Approve to give an accounting of the resolutions          Mgmt          For                            For
       of the Board of Directors,   in compliance
       with Article 147 of law Number 18,046

D      Approve the designate of outside Auditors and             Mgmt          For                            For
       the risk classifiers

E      Approve to establish the compensation of the              Mgmt          For                            For
       Board of Directors, the          compensation
       and budget of the executive committee

F      Approve the dividend policy                               Mgmt          For                            For

G      Approve to take cognizance of and pass resolutions        Mgmt          For                            For
       on the other matters that  are within the competence
       of the AGM, in accordance with the law and
       the      Corporate By-Laws




--------------------------------------------------------------------------------------------------------------------------
 EMPRESAS COPEC SA                                                                           Agenda Number:  702362651
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7847L108
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  CLP7847L1080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the financial statements of the Company           Mgmt          For                            For
       as of  31 DEC 2009, the       annual report
       of the Board of Directors, and give notice
       of the progress of   corporate businesses

2      Approve to give notice of the operations performed        Mgmt          For                            For
       by the Company referred to in Article 44 of
       the Law 18.046, previous to its modification
       By Law 20.382

3      Approve to fix the remuneration of the Board              Mgmt          For                            For
       of Directors for the next fiscal period

4      Approve to fix the remuneration and budget of             Mgmt          For                            For
       expenses of the committee       referred to
       in Article 50 bis of the Law 18.046, to inform
       on its activities  and report of annual management

5      Appointment of external Auditors and rating               Mgmt          For                            For
       agencies

6      Any other matter                                          Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 EMPRESAS ICA SAB DE CV                                                                      Agenda Number:  702313848
--------------------------------------------------------------------------------------------------------------------------
        Security:  P37149104
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2010
          Ticker:
            ISIN:  MXP371491046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the reports from the Board of Directors           Mgmt          For                            For
       that are referred to in lines D and E of Article
       28, part IV, of the securities market Law,
       with relation   to the FY that ended on 31
       DEC 2009

2      Receive the report from the general Director              Mgmt          For                            For
       and opinion of the outside       Auditor

3      Receive the reports and opinion that are referred         Mgmt          For                            For
       to in lines A and C of      Article 28, part
       IV, of the securities market law, with inclusion
       of the tax  report

4      Approve and modify the reports that are referred          Mgmt          For                            For
       to in items I and II above   resolutions in
       this regard

5      Approve the application of results, increase              Mgmt          For                            For
       of reserves, approval of the     fund for the
       repurchase of the Company's own shares and,
       if relevant          declaration of dividends,
       resolutions in this regard

6      Ratify the Members of the Board of Directors              Mgmt          For                            For
       and Chairpersons of special      Committees
       Resolutions in this regard

7      Approve the designation of special delegates              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EMPRESAS LA POLAR S.A.                                                                      Agenda Number:  702359971
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2935M100
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  CLP2935M1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to review the status of the Company               Mgmt          For                            For
       and the reports of External       Auditors,
       and the approval or rejection of the annual
       report, balance sheet,  financial statements
       submitted by the management of the Company
       regarding the period 2009

2      Appointment of the External Auditors and rating           Mgmt          For                            For
       agencies of the Company

3      Election of the Board of Directors                        Mgmt          For                            For

4      Approve the remuneration of the Board of Directors        Mgmt          For                            For

5      Approve the allocation of dividends                       Mgmt          For                            For

6      Approve to decide the newspaper in which the              Mgmt          For                            For
       notices for stockholders         meetings shall
       be published

7      Approve the account statement about operations            Mgmt          For                            For
       with related parties pursuant  to the law

8      Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ENERSIS S.A.                                                                                Agenda Number:  933229646
--------------------------------------------------------------------------------------------------------------------------
        Security:  29274F104
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2010
          Ticker:  ENI
            ISIN:  US29274F1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     APPROVAL OF ANNUAL REPORT, BALANCE SHEET, FINANCIAL       Mgmt          For                            For
       STATEMENTS AND REPORT OF THE EXTERNAL AUDITORS
       AND ACCOUNT INSPECTORS FOR THE YEAR ENDED ON
       DECEMBER 31, 2009.

O3     PROFIT DISTRIBUTION FOR THE PERIOD AND DIVIDEND           Mgmt          For                            For
       PAYMENTS.

O4     BOARD OF DIRECTORS' ELECTION.                             Mgmt          For                            For

O5     SETTING THE COMPENSATION OF THE BOARD OF DIRECTORS.       Mgmt          For                            For

O6     SETTING THE COMPENSATION OF THE DIRECTORS' COMMITTEE      Mgmt          For                            For
       AND BUDGET DETERMINATION FOR 2010.

O8     APPOINTMENT OF AN EXTERNAL AUDITING FIRM GOVERNED         Mgmt          For                            For
       BY CHAPTER XXVIII OF SECURITIES MARKET LAW
       18,045.

O9     APPOINTMENT OF TWO ACCOUNT INSPECTORS, INCLUDING          Mgmt          For                            For
       TWO DEPUTIES, AND SETTING OF THEIR COMPENSATION.

O10    APPOINTMENT OF RISK RATING AGENCIES.                      Mgmt          For                            For

O11    APPROVAL OF THE INVESTMENT AND FINANCING POLICY.          Mgmt          For                            For

O15    OTHER MATTERS OF INTEREST AND COMPETENCE OF               Mgmt          For                            For
       THE ORDINARY SHAREHOLDERS' MEETING.

O16    OTHER NECESSARY RESOLUTIONS FOR THE PROPER IMPLEMENTATION Mgmt          For                            For
       OF THE ABOVE MENTIONED AGREEMENTS.

E1     AMENDMENT OF THE COMPANY'S BYLAWS, ELIMINATING            Mgmt          For                            For
       AND MODIFYING THE EFFECT OF THE FOLLOWING ARTICLES
       IN ORDER TO ADAPT THEM TO THE NEW PROVISIONS
       OF THE CHILEAN COMPANIES ACT (CCA) AND THE
       SECURITIES MARKET LAW (SML), ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

E2     ADOPTION OF OTHER RESOLUTIONS NECESSARY FOR               Mgmt          For                            For
       THE DUE PERFORMANCE OF THE RESOLUTIONS AND
       BYLAW AMENDMENTS INDICATED ABOVE.




--------------------------------------------------------------------------------------------------------------------------
 ENERSIS SA                                                                                  Agenda Number:  702321213
--------------------------------------------------------------------------------------------------------------------------
        Security:  P37186106
    Meeting Type:  EGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  CLP371861061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the reform of the Bylaws of the Company,          Mgmt          For                            For
       eliminating and modifying for that purpose
       the following Articles in order to adapt them
       to the new provisions of the Corporations Law
       and the Securities Market Law as follows: amendment
       of Article 10, to adapt it to Article 14 of
       the Corporations Law in regard to private agreements
       among shareholders relative to the assignment
       of shares, which must be deposited with the
       Company at the disposal of the shareholders
       or, otherwise, third parties will not be bound
       by them; amendment of Article 14a, relative
       to related party transactions, to adapt the
       reference to the new Title XVI of the Corporations
       Law; amendment of Article 17, to adapt it to
       Article 40 of the Corporations Law, adding
       the Main Executives to those to whom the Board
       of Directors can delegate part of its authority;
       amendment of Article 21, which establishes
       matters concerning extraordinary meetings of
       shareholders, adapting Number 4 to Article
       67 Number 9 of the Corporations Law; amendment
       of Article 22 for the purpose of adapting it
       to Articles 59 and 60 of the Corporations Law,
       adding to the call notices for general meetings
       of shareholders the obligation of stating the
       manner in which the shareholders can receive
       complete copies of the documents that form
       the basis for the various options submitted
       to a vote; CONTD

       CONTD amendment of Article 23, with the objective         Non-Voting    No vote
       of designating the secretary of the Board of
       Directors as the Secretary of the general meeting
       of shareholders; reformulation of Title V,
       in order to merge the Executive Committee with
       the Audit Committee reflecting the changes
       and requirements for independence introduced
       by the law for the improvement of Corporate
       Governance to Article 50a of the Corporations
       Law and additionally requiring that the Members
       of the Committee meet the requirements for
       independence demanded by the Sarbanes Oxley
       Act of the United States of America, as well
       as by the Securities and Exchange Commission
       and the New York Stock Exchange; amendment
       of Article 37, for the purpose of adapting
       it to Articles 75 and 76 of the Corporations
       Law, replacing the obligation of sending the
       annual reports to each one of the shareholders,
       with that of making it available to the shareholders
       and including the obligation to include in
       the annual report the report from the accounts
       inspectors and the obligation to publish the
       annual report on the internet website of the
       Company; elimination of Article 37a, in reference
       to the presentation and sending of the report
       from the accounts Inspectors and sending a
       proposal of investment and financing policies
       to the shareholders, since in accordance with
       the amendment to Article 22 of the Bylaws and
       Articles 53 and 59 of the Corporations Law,
       the shareholders will be able to receive complete
       copies of said documents at the moment of the
       meeting call notice and, additionally, they
       will be at their disposal on the internet website
       of the Company; amendment of Article 40, for
       the purpose of adapting it to Article 103 of
       the Corporations Law, which establishes the
       possibility that the Company be dissolved because
       all of the shares are held by just one person
       for an uninterrupted period of 10 days; amendment
       of Article 42, for the purpose of adapting
       it to Article 125 of the Corporations Law,
       limiting the possibility of Members of the
       Board of Directors, Managers, Administrators,
       the main Executives of the Company, and shareholders
       who own shares whose value is an excess of
       CLF 5,000, to avoid arbitration and submit
       the differences that arise among the shareholders,
       or among these and the Company or its Managers,
       to regular courts; to eliminate all the references
       to general in the shareholder meetings, to
       comply with that which is provided for in the
       law for the improvement of Corporate Governance;
       and the execution of a rewritten text of the
       Corporate Bylaws

2      Approve the passage of the other resolutions              Mgmt          For                            For
       necessary so that the resolutions and Bylaws
       reforms mentioned above can be properly carried
       out




--------------------------------------------------------------------------------------------------------------------------
 ENERSIS SA                                                                                  Agenda Number:  702316159
--------------------------------------------------------------------------------------------------------------------------
        Security:  P37186106
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  CLP371861061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report, balance sheet, financial       Mgmt          For                            For
       statements and reports from the outside Auditors
       and accounts inspectors for the FY that ended
       on 31 DEC 2009

2.     Approve the information regarding the option              Mgmt          For                            For
       chosen by the Board of Directors for the treatment
       of the adjustments of first application, that
       is referred to in circular number 1945

3.     Approve the distribution of profit from the               Mgmt          For                            For
       FY and payment of dividends

4.     Election of the Board of Directors                        Mgmt          For                            For

5.     Approve the establishing the compensation for             Mgmt          For                            For
       the members of the Board of Directors

6.     Approve the establishing the remuneration for             Mgmt          For                            For
       the Executive Committee and determination of
       its respective budget for 2010

7.     Receive the report regarding expenses of the              Mgmt          For                            For
       Board of Directors and Annual Management report
       from the Executive Committee and report regarding
       activities and expenses of the Audit Committee

8.     Approve the designation of an outside Auditing            Mgmt          For                            For
       Company governed by title XXVIII of Law 18,845

9.     Approve the designation of two full accounts              Mgmt          For                            For
       inspectors and their alternates and determination
       of their remuneration

10.    Approve the designation of private risk classifiers       Mgmt          For                            For

11.    Approve the investment and financing policy               Mgmt          For                            For

12.    Approve the exposition of the dividend policy             Mgmt          For                            For
       and information regarding the procedures to
       be used in the distribution of dividends

13.    Approve the information regarding the resolutions         Mgmt          For                            For
       of the Board of Directors related to acts or
       contracts governed by Article 146 of law number
       18,046 [the former article 44 of law 18,046]

14.    Approve the information regarding processing,             Mgmt          For                            For
       printing and shipping costs of the information
       that is referred to in circular number 1816
       of the Superintendency of securities and insurance

15.    Other matters of corporate interests that are             Non-Voting    No vote
       within the jurisdiction of the AGM of shareholders

16.    Approve the passage of the other resolutions              Mgmt          For                            For
       necessary for properly carrying out the resolutions
       passed




--------------------------------------------------------------------------------------------------------------------------
 ENKA INSAAT VE SANAYI A S                                                                   Agenda Number:  702309077
--------------------------------------------------------------------------------------------------------------------------
        Security:  M4055T108
    Meeting Type:  OGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  TREENKA00011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Election of the Chairmanship                              Mgmt          No Action

2      Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of meeting

3      Approve the Board of Dierctors' activity report,          Mgmt          No Action
       Auditors' report and balance sheet and income
       statement

4      Approve to discuss the report of the Independent          Mgmt          No Action
       Audit Firm

5      Approve to inform the shareholders about donations        Mgmt          No Action
       given across the year

6      Ratify the balance sheet and income statement             Mgmt          No Action
       of year 2009; grant discharge   to the Board
       Members and the Auditors

7      Election of the Board Members                             Mgmt          No Action

8      Election of the Auditors                                  Mgmt          No Action

9      Approve to determine the wages of Board Members           Mgmt          No Action
       and the Auditors

10     Approve to take a decision for dividend distribution      Mgmt          No Action

11     Ratify the election of the Independent Auditing           Mgmt          No Action
       Company

12     Approve to give information to the general assembly       Mgmt          No Action
       about the mortgages,      hypothecs, guarantees
       given in favor of the third parties and about
       the       income or benefit gained, in accordance
       with capital market Board's           resolution
       dated 09/0972009 and No. 28/780

13     Authorize the Board Members to participate in             Mgmt          No Action
       activities indicated in the     Articles 334
       and 335 of Turkish Commercial Code

14     Wishes and requests                                       Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ENKA INSAAT VE SANAYI A.S, ISTANBUL                                                         Agenda Number:  702158610
--------------------------------------------------------------------------------------------------------------------------
        Security:  M4055T108
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2009
          Ticker:
            ISIN:  TREENKA00011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED.  IF YOU HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU.

1.     Elect the Presidential Board                              Mgmt          No Action

2.     Authority the Chairmanship to sign the minutes            Mgmt          No Action
       of the meeting

3.     Amend the 6th Article of the Articles of Association      Mgmt          No Action
       and Temporary Article 1 to the general assemblies
       approval which are approved by the Ministry
       of Industry and trade and by the Capital Markets
       Board

4.     Approve the corrected profit distribution table           Mgmt          No Action
       to the general assemblies approval

5.     Approve the presentation of information to the            Mgmt          No Action
       shareholders about the sale of Gedore Altas
       El Aletleri Dovme Celik Sanayi Ve Ticaret Ltd.
       Sti

6.     Approve the presentation of information to the            Mgmt          No Action
       shareholders about the sale of Gretsch Unitas
       Yapi Elemanlari Sana Yi Ve Ticaret A.S.

7.     Wishes                                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 EON CAPITAL BHD                                                                             Agenda Number:  702232911
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2298A115
    Meeting Type:  EGM
    Meeting Date:  15-Mar-2010
          Ticker:
            ISIN:  MYL5266OO001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'FOR' OR 'AGAINST' ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Appoint Tengku Ahmad Faisal bin Tg Ibrahim as             Mgmt          For                            For
       a Director of the Company, with

2.     Appoint Tengku Azman Ibni Sultan Abu Bakar as             Mgmt          For                            For
       a Director of the Company, with

3.     Appoint Haron bin Siraj as a Director of the              Mgmt          For                            For
       Company, with immediate effect

4.     Appoint Tan Leh Kiah as a Director of the Company,        Mgmt          For                            For
       with immediate effect

5.     Appoint Zaha Rina Binti Zahari as a Director              Mgmt          For                            For
       of the Company, with immediate

6.     Appoint Wee Hoe Soon @ Gooi Hoe Soon as a Director        Mgmt          For                            For
       of the Company, with

7.     Appoint Nicholas John Lough @ Sharif Lough bin            Mgmt          For                            For
       Abdullah as a Director of the

8.     Appoint Ahmad Riza bin Basir as a Director of             Mgmt          For                            For
       the Company, with immediate

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EON CAPITAL BHD                                                                             Agenda Number:  702465952
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2298A115
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  MYL5266OO001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Reports of the Directors and Auditors         Mgmt          For                            For
       and the Audited Financial   Statements for
       the YE 31 DEC 2009

2      Re-elect Dato' Sri Dr. Tiong Ik King who retires          Mgmt          For                            For
       in accordance with Article   97 of the Company's
       Articles of Association

3      Re-elect Y.M. Tengku Azman ibni Almarhum Sultan           Mgmt          For                            For
       Abu Bakar as a Director, who  retires in accordance
       with Article 102 of the Company's Articles
       of           Association

4      Re-elect Y.M. Tengku Ahmad Faisal bin Tengku              Mgmt          For                            For
       Ibrahim as a Director, who       retires in
       accordance with Article 102 of the Company's
       Articles of           Association

5      Re-elect Datuk Haron bin Siraj as a Director,             Mgmt          For                            For
       who retires in accordance with  Article 102
       of the Company's Articles of Association

6      Re-elect Mr. Wee Hoe Soon @ Gooi Hoe Soon as              Mgmt          For                            For
       a Director, who retires in       accordance
       with Article 102 of the Company's Articles
       of Association

7      Re-elect Dr. Zaha Rina binti Zahari as a Director,        Mgmt          For                            For
       who retires in accordance  with Article 102
       of the Company's Articles of Association

8      Re-elect Mr. Nicholas John Lough @ Sharif Lough           Mgmt          For                            For
       bin Abdullah as a Director,   who retires in
       accordance with Article 102 of the Company's
       Articles of       Association

9      Re-elect En. Ahmad Riza bin Basi as a Director,           Mgmt          For                            For
       who retires in accordance     with Article
       102 of the Company's Articles of Association

10     Re-appoint Mr. Rin Kei Mei as a Director of               Mgmt          For                            For
       the Company and to hold office    until the
       next AGM in accordance with Section 129 of
       the Companies Act, 1965

11     Approve the payment of Non-executive Director's           Mgmt          For                            For
       fees of MYR 509,479.00 for    the YE 31 DEC
       2009

12     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the   Directors
       to fix their remuneration

13     Authorize the Director of the Company pursuant            Mgmt          Against                        Against
       to Section 132D of the         Companies Act,
       1965, to issue shares in the Company from time
       to time at such price, upon such terms and
       conditions, for such purposes and to such person
       or persons whomsoever as the Directors may,
       in their absolute discretion,     deem fit
       provided that the aggregate amount of shares
       issued pursuant to this resolution does not
       exceed 10% of the issued and paid-up share
       capital of the Company for the time being,
       subject always to the approvals of the relevant
       regulatory authorities; to obtain approval
       from Bursa Malaysia Securities     Berhad for
       the listing of and quotation for the additional
       shares so issued   Authority shall continue
       in force until the conclusion of the next AGM
       of the Company

14     Authorize the directors of the Company subject            Mgmt          For                            For
       to the Companies Act, 1965,    the Memorandum
       and Articles of Association of the Company
       and the             requirements of Bank Negara
       Malaysia, Bursa Malaysia Securities Berhad
       (Bursa Securities) and any other relevant authorities,
       the Company be and is hereby  authorized to
       purchase such number of ordinary shares of
       RM1.00 each in the   Company through Bursa
       Securities upon such terms and conditions as
       the        Directors may deem fit in the interest
       of the Company provided that the       aggregate
       number of shares purchased pursuant to this
       resolution does not     exceed 10% of the total
       issued and paid-up share capital of the Company;
       CONTD

CONT   CONTD an amount not exceeding the Company's               Non-Voting    No vote
       total audited retained profits    and share
       premium account at the time of purchase be
       allocated by the Company for the Proposed Share
       Buy-Back; the authority conferred by this resolution
       shall commence immediately upon the passing
       of this resolution and shall      continue
       to be in force until  Authority expires the
       earlier of the           conclusion of the
       next AGM of the Company, at which time it will
       lapse,       unless renewed by an ordinary
       resolution passed by the shareholders of the
       Company in a general meeting an ordinary
       resolution passed by the             shareholders
       of the Company in a general meeting  CONTD

CONT   CONTD to act and to take all steps and do all             Non-Voting    No vote
       things as they may deem         necessary or
       expedient in order to implement, finalize and
       give full effect   to the proposed share buy-back
       and authority be and is hereby given to the
       Directors to decide in their absolute discretion
       to either retain the         ordinary shares
       of MYR 1.00 each in the Company purchased by
       the Company      pursuant to the proposed share
       buy-back as treasury shares to be either
       distributed as share dividends or resold
       on Bursa Securities or subsequently  cancelled,
       or to cancel the shares so purchased, or a
       combination of both

S.1    Amend the existing Article 137 in its entrirety           Mgmt          For                            For
       and the specified new Article 137 be adopted

0      Any Other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 EPISTAR CORP                                                                                Agenda Number:  702456484
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2298F106
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002448008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 672525 DUE TO RECEIPT OF DIRECTORS AND SUPERVISORS
       NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of capital injection by issuing new            Non-Voting    No vote
       shares and global depositary receipt

A.4    The status of new shares via private placement            Non-Voting    No vote

A.5    The revision to the rules of Board meeting                Non-Voting    No vote

A.6    The status of endorsement and guarantee                   Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 1.8 per share

B.3    Approve the issuance of new shares via private            Mgmt          Against                        Against
       placement

B.4    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.5    Approve the revision to the procedures of asset           Mgmt          For                            For
       acquisition or disposal

B.6    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.7    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.8    Approve the proposal to release the prohibition           Mgmt          For                            For
       on the sixth Directors from participation in
       competitive business

b9.1   Election of Biing-Jye Lee as a Director [Shareholder      Mgmt          For                            For
       no 10]

B9.2   Election of Everlight Electronics Co,. Ltd.               Mgmt          For                            For
       / Yin-Fu Yeh as a Director [Shareholder No
       7]

B9.3   Election of Everlight Electronics Co,. Ltd.               Mgmt          For                            For
       / Pang Yen Liu as a Director [Shareholder No
       7]

B9.4   Election of Yi Te Optoelectronics Co,. Ltd as             Mgmt          For                            For
       a Director [Shareholder No 48160]

B9.5   Election of Fon Tain Belon Co, Ltd. as a Director         Mgmt          For                            For
       [Shareholder No 48189]

B9.6   Election of United Microelectronics Corp. /               Mgmt          For                            For
       Stan Hung as a Director [Shareholder No 35031]

B9.7   Election of United Microelectronics Corp./ Shih           Mgmt          For                            For
       Wei Sun as a Director [Shareholder No 35031]

B9.8   Election of Lite-On Technology Corp./ Kwang               Mgmt          For                            For
       Chung Tang as a Director [Shareholder No 5974]

B9.9   Election of Ming-Jiunn Jou as a Director [Shareholder     Mgmt          For                            For
       No 15]

B9.10  Election of Evervaliant Corp. as a Supervisor             Mgmt          For                            For
       [Shareholder No 48166]

B9.11  Election of Chuan Investment Corp. / Li Yu Hwang          Mgmt          For                            For
       as a Supervisor [Sahreholder No 120]

B9.12  Election of Hui-Jong Jiang as a Supervisor [Shareholder   Mgmt          For                            For
       No 352]

B.10   Approve the proposal to release the prohibition           Mgmt          For                            For
       on the seventh Directors from participation
       in competitive business

B.11   Extraordinary motions                                     Mgmt          Against                        Against

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EQUITY BANK LTD, NAIROBI                                                                    Agenda Number:  702298971
--------------------------------------------------------------------------------------------------------------------------
        Security:  V3254M104
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  KE0000000554
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Authorize the Company Secretary to read notice            Mgmt          For                            For
       convening the meeting

2      Receive and adopt the annual report and audited           Mgmt          For                            For
       financial statements for YE   31 DEC 2009

3      Approve the first and final dividend for the              Mgmt          For                            For
       YE 31 DEC 2009

4      Election of the Directors                                 Mgmt          For                            For

5      Approve the remuneration of the Directors                 Mgmt          For                            For

6      Approve to note that the Auditors Messrs. Ernst           Mgmt          For                            For
       young being eligible and      having expressed
       their willingness, will continue in office

7.a    Approve the Equity Bank Share Ownership Plan              Mgmt          For                            For

7.b    Amend the Articles of Association of the Company          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EREGLI DEMIR VE CELIK FABRIKALARI TURK ANONIM SIRKETI, ZONGULDAK                            Agenda Number:  702250363
--------------------------------------------------------------------------------------------------------------------------
        Security:  M40710101
    Meeting Type:  OGM
    Meeting Date:  09-Mar-2010
          Ticker:
            ISIN:  TRAEREGL91G3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No vote
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening of the assembly and election of the               Mgmt          No Action
       Chairmanship

2      Authorize the Chairmanship in order to sign               Mgmt          No Action
       the minutes of the assembly

3      Approve the Board of Directors' activity report,          Mgmt          No Action
       Auditors' report and as well as of the Independent
       External Auditing Company's report

4      Ratify the balance sheet and profit & loss statement      Mgmt          No Action
       of year 2009

5      Amend Article 14 of the Articles of Association           Mgmt          No Action
       provided that the necessary   permissions will
       be taken from Ministry of Industry and Trade
       and Capital     Market Board

6      Ratify the mid-term elections for the vacated             Mgmt          No Action
       Board memberships

7      Grant discharge to the Board Members and Auditors         Mgmt          No Action

8      Approve to determine the remuneration for the             Mgmt          No Action
       members of the Board of         Directors and
       the Auditors

9      Election of the members of the Board of Directors         Mgmt          No Action

10     Election of the Auditors                                  Mgmt          No Action

11     Ratify the Independent Auditing Company election          Mgmt          No Action

12     Authorize the members of the Board of Directors           Mgmt          No Action
       to participate in activities  indicated in
       the Articles 334 and 335 of the Turkish Trade
       Code

13     Approve to give information about the donations           Mgmt          No Action
       given across the year

14     Approve to give information about the security,           Mgmt          No Action
       bails and mortgages in favour of the third
       parties

15     Wishes and suggestions                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ERICSSON NIKOLA TESLA D.D., ZAGREB                                                          Agenda Number:  702335983
--------------------------------------------------------------------------------------------------------------------------
        Security:  X2205U106
    Meeting Type:  AGM
    Meeting Date:  20-May-2010
          Ticker:
            ISIN:  HRERNTRA0000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      opening the assembly (appoint commission to               Mgmt          For                            For
       record presence of shareholders,  verify registrations,
       determine represented equity capital, verify
       the        assembly as lawfully convened and
       eligible to make decisions)

2      Approve the Managing Director's report on Company's       Mgmt          For                            For
       business situation in     2009

3      Approve the presentation of annual financial              Mgmt          For                            For
       statements for 2009

4      Approve the report and expert opinion of Company          Mgmt          For                            For
       Auditor on Company's         Operations in
       2009

5      Approve the Supervisory Board's report on performed       Mgmt          For                            For
       review of Company's       operations, on performed
       review of annual financial statements, of Company's
       business situation and on proposed allocation
       of net income for 2009

6      Approve the decision on allocating/using part             Mgmt          For                            For
       of retained earnings realized   in 2008 and
       on using net income realized in the FY 2009

7      Approve the decision on the conduct of business           Mgmt          For                            For
       as performed by the Managing  Director

8      Approve the decision on the activities as performed       Mgmt          For                            For
       by the Supervisory Board  and its chairman

9      Approve the decision on amendment and addition            Mgmt          For                            For
       to the Company's statute

10     Approve the decision on election - Dubravko               Mgmt          For                            For
       Radosevic, from Zagreb, Pokornoga , born on
       07 JUL 1953 in Zagreb, with pin (oib) 39992337996,
       and              identification card no 100586317,
       issued in Zagreb, as a new Supervisory
       Board Member

11     Appointment of the Company's Auditor for 2010             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ESSAR OIL LTD                                                                               Agenda Number:  702103932
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2297G113
    Meeting Type:  CRT
    Meeting Date:  21-Oct-2009
          Ticker:
            ISIN:  INE011A01019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, with or without modification(s), the             Mgmt          For                            For
       Scheme of Amalgamation of Essar Oil Vadinar
       Limited, the Transferor Company with Essar
       Oil Limited, the Transferee Company




--------------------------------------------------------------------------------------------------------------------------
 ESSAR OIL LTD                                                                               Agenda Number:  702319787
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2297G113
    Meeting Type:  EGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  INE011A01019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, in accordance with the provisions of             Mgmt          Against                        Against
       Sections 81, 81 1a  and other   applicable
       provisions, if any, of the Companies act, 1956
       and enabling        provisions of the Memorandum
       and Articles of Association of the Company,
       the  Listing Agreements entered into by the
       Company with Stock Exchanges, where    the
       shares of the Company are listed and in accordance
       with the guidelines    issued by the Government
       of India  GOI , the Reserve Bank of India
       RBI , the Securities and Exchange Board of
       India  SEBI  and / or any other competent
       authorities and clarifications thereof, issued
       from time to time, the         applicable provisions
       of Foreign Exchange Management Act, 1990  'FEMA'
       ,      Foreign Exchange Management  transfer
       or issue of security by a person        resident
       outside india  regulations, CONTD.

-      CONTD. 2000, issue of foreign currency convertible        Non-Voting    No vote
       bonds and ordinary shares  through depositary
       receipt mechanism  scheme, 1993 and subject
       to such        approvals, permissions, consents
       and sanctions as may be necessary from the
       GOI, RBI, SEBI and / or any other competent
       authorities and subject to such   conditions
       and modifications as may be prescribed or imposed
       by any of them   while granting such approvals,
       permissions, consents and sanctions, which
       may be agreed to by the Board of Directors
       of the Company  hereinafter referred   to as
       "the Board" which term shall include any committee
       constituted / to be  constituted by the Board
       for exercising the powers conferred on the
       Board by  this resolution , authorize the Board
       to create, offer, CONTD.

-      CONTD. issue and allot, in one or more tranches,          Non-Voting    No vote
       outside India, with or       without premium,
       denominated in any foreign currency, such number
       of global   depository shares  GDSs  global
       depository receipts  GDRs  and/or American
       depository receipts  ADRs  and / or optionally
       / compulsorily                 convertible/redeemable
       foreign currency convertible bonds  FCCBs
       and / or    fully / partially convertible FCCBs
       / GDSs / loans and / or any other         instruments
       / securities in the nature of shares and /
       or warrants, naked or  otherwise, convertible
       into shares or otherwise, either in registered
       or      bearer forms, and / or any such security
       convertible into equity shares with  face value
       or INR 10/- each or otherwise  hereinafter
       referred to as          'financial instruments'
       CONTD.

-      CONTD. or any combination of the financial instruments    Non-Voting    No vote
       and the equity shares  to be issued upon conversion
       / redemption or cancellation of such financial
       instruments, in the international market,
       aggregating to an amount not        exceeding
       USD 1,700,000,000, to Essar Energy Holdings
       Limited, Mauritius, the existing promoters
       and/or its associates / nominees /group Companies
       /persons acting in concert, whether or not
       they are Members of the Company, on
       preferential offer basis, to the extent and
       in the manner as may be decided   by the Board
       in this behalf; in case of any financial instrument
       offering,    authorize the Board to issue partly
       paid or fully paid financial instruments  and
       allot such number of partly paid or fully paid
       equity shares as           correspond to such
       partly paid CONTD.

-      CONTD. or fully paid financial instruments and            Non-Voting    No vote
       also fix the percentage of the subscription
       amount that must be paid on allotment of partly
       paid financial   instruments and fix the dates
       calls   and amounts that must be paid on
       partly paid financial instruments at subsequent
       dates to make the partly paid financial instruments
       fully paid up; the Company and / or any entity,
       agency  or body authorised and/or appointed
       by the Company, may issue depository      receipts
       representing the underlying financial instruments
       issued by the      Company in negotiable registered
       or bearer form with such features and
       attributes as are prevalent in international
       capital markets for instruments  of this nature
       and to provide for the tradability and fee
       transferability     thereof as per international
       practices and regulations CONTD.

-      CONTD.  including listing on one or more stock            Non-Voting    No vote
       exchange s  inside or outside  India  and under
       the forms and practices prevalent in the international
       market; authorize the Board, for the
       purpose of giving effect to the above,   in
       consultation with the Lead Managers, Advisors,
       Merchant Bankers and / or   other persons as
       appointed by the Company, to finalize the timing
       of the      issue s  / offering  s  and accept
       any modifications to the terms of the
       issue as may be required and any other matter
       in connection with or           incidental
       to the issue; i  the equity shares issued upon
       conversion of       financial instruments,
       so issued and allotted when fully paid up,
       shall rank  pari-passu with the existing equity
       shares of the Company; CONTD.

-      CONTD. ii  the relevant date for determining              Non-Voting    No vote
       the pricing of the securities on issue of equity
       shares underlying the GDSs / GDRs / ADRs or
       securities issued on conversion of FCCBs is
       the date of the meeting in which the Board
       decides  to open the proposed issue or such
       date as may be notified by the Ministry of
       Finance or the RBI from time to time; iii
       authorize the Board, for the       purpose
       of giving effect to this resolution, CONTD.

-      CONTD. to do all such acts, deeds, matters and            Non-Voting    No vote
       things as the Board may, in    its absolute
       discretion, consider necessary, proper, expedient,
       desirable or  appropriate for making the said
       issue as aforesaid and to settle any
       question, query, doubt or difficulty that
       may arise in this regard; authorize the Board
       to delegate all or any of the powers conferred
       by this resolution   on it to any committee
       of Directors or the Chairman or any other Director
       s   or officer s  of the Company to give effect
       to the aforesaid resolution




--------------------------------------------------------------------------------------------------------------------------
 ETERNAL CHEMICAL CO LTD                                                                     Agenda Number:  702443350
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y23471108
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0001717007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of endorsement and guarantee of the            Non-Voting    No vote
       Company and the Subsidiaries

A.4    The status of endorsement and guarantee                   Non-Voting    No vote

A.5    The status of the procedures of trading derivatives       Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend TWD 2.2 per      share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, proposed stock     dividend 50 for
       1,000 shares held

B.4    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.5    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.6    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.7    Elect kao kuo lun as a Director [Shareholder              Mgmt          For                            For
       NO.6]

B.8    Approve to release the prohibition on directors           Mgmt          For                            For
       from participation in         competitive business

B.9    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EUGENE INVESTMENT & SECURITIES CO LTD, SEOUL                                                Agenda Number:  702429172
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7665Y109
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  KR7001200005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the Balance Sheet, Income Statement,              Mgmt          For                            For
       and the proposed disposition of  retained earning

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Election of Chang Soo Yoo, Soon Gwon Choi as              Mgmt          For                            For
       the Directors

3.2    Election of Daesik Oh, Moonsoon Kim as the External       Mgmt          For                            For
       Directors

4.1    Election of Auditors who is the External Director         Mgmt          For                            For
       Candidates : Gwan Hee Yoo,  Dae Sik Oh

4.2    Election of Auditors who are not the External             Mgmt          For                            For
       Directors Candidates : Soon     Gwon Choi

5      Approve the remuneration limit of Directors               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EURASIAN NATURAL RESOURCES CORPORATION PLC, LONDON                                          Agenda Number:  702415503
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3215M109
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  GB00B29BCK10
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report and accounts for the FYE               Mgmt          For                            For
       31 DEC 2009

2      Declare a final dividend of 6 US cents per ordinary       Mgmt          For                            For
       share

3      Receive and approve the Directors remuneration            Mgmt          For                            For
       report for the FYE 31 DEC 2009

4      Election of Mr. Felix Vulis as a Director  executive      Mgmt          For                            For

5      Election of Ms. Zaure Zaurbekova as a Director            Mgmt          For                            For
       executive

6      Election of Professor Dr. Dieter Ameling as               Mgmt          For                            For
       a Director  non- executive

7      Re-election of Dr. Johannes Sittard as a Director         Mgmt          For                            For
       non-executive

8      Re-election of Mr. Roderick Thomson as a Director         Mgmt          For                            For
       non-executive

9      Re-election of Mr. Abdraman Yedibayev as a Director       Mgmt          For                            For
       non-executive

10     Re-appoint PricewaterhouseCoopers LLP as a Auditors       Mgmt          For                            For
       of the Company

11     Authorize the Audit Committee of the Board of             Mgmt          For                            For
       Directors to set the            remuneration
       of the Auditors

S.12   Authorize the Directors to allot shares in the            Mgmt          Against                        Against
       Company up to an aggregate     nominal value
       of US cents 25,755,000

S.13   Authorize the Directors to disapply statutory             Mgmt          For                            For
       pre-emption rights up to an     aggregate nominal
       value of US cents 12,877,500

S.14   Authorize the Company to make market purchases            Mgmt          For                            For
       of shares

S.15   Authorize the adoption of new Articles of Association     Mgmt          For                            For

S.16   Authorize the general meeting other than an               Mgmt          For                            For
       AGM be called on not less than 14 clear day's
       notice




--------------------------------------------------------------------------------------------------------------------------
 EUROCASH S.A.                                                                               Agenda Number:  702424540
--------------------------------------------------------------------------------------------------------------------------
        Security:  X2382S106
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2010
          Ticker:
            ISIN:  PLEURCH00011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the OGM                                        Mgmt          For                            For

2      Approve the confirmation of the legality of               Mgmt          For                            For
       convening the OGM and its         capacity
       to adopt resolutions

3      Election of the Shairman of the OGM                       Mgmt          For                            For

4      Approve to prepare the attendance list                    Mgmt          For                            For

5      Approve the agenda                                        Mgmt          For                            For

6      Approve the financial Company report for 2009             Mgmt          For                            For
       and management Board's report   on the activity
       of the Company for 2009

7      Approve the consolidated report for 2009 containing       Mgmt          For                            For
       consolidated financial    report for 2009 year
       as well as management Board report on the Eurocash
       group S.A. activity

8      Approve the supervisory Board's report on their           Mgmt          For                            For
       activity containing concise   evaluation of
       the Company

9      Approve the statement for 2009 considering Company        Mgmt          For                            For
       financial report for 2009  year as well as
       management Board report on the Company activity
       for 2009 year

10     Approve the resolution regarding acceptation              Mgmt          For                            For
       consolidated report of the       capital group
       for 2009, considering consolidated financial
       report for 2009    year as well as management
       Board report on the activity of the capital
       group  Eurocash S.A

11     Approve the resolution regarding allocation               Mgmt          For                            For
       of profits for 2009

12     Grant discharge to the management Board for               Mgmt          For                            For
       2009

13     Grant discharge to the Supervisory Board for              Mgmt          For                            For
       2009

14     Approve the discussion regarding exclusion of             Mgmt          For                            For
       pre emptive rights with         priority bonds
       series h and series i shares in connection
       with the planned    introduction of the seventh
       framework programme incentive and reward for
       employees in 2010

15     Approve the resolution regarding framework programme      Mgmt          For                            For
       incentive and reward for employees in 2010

16     Approve the changes in the Company's statute              Mgmt          For                            For

17     Approve the uniform text of the Company's statute         Mgmt          For                            For

18     Adopt the resolution regarding merger Eurocash            Mgmt          For                            For
       S.A. with Przedsiebiorstwo     Handlowe Batna
       SP. Z O.O

19     Adopt the resolution regarding changing of the            Mgmt          For                            For
       Resolution No. 18 from OGM     dated on 28
       JUN 2007 year

20     Adopt the resolution regarding changing of the            Mgmt          For                            For
       Resolution No. 17 from OGM     dated on 09
       JUN 2008 year

21     Adopt the resolution on re defining the list              Mgmt          For                            For
       of people pre entitled under the fourth and
       incentive reward program for workers in 2007

22     Closing of the general meeting                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EVA AIRWAYS CORPORATION                                                                     Agenda Number:  702438777
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2361Y107
    Meeting Type:  AGM
    Meeting Date:  14-Jun-2010
          Ticker:
            ISIN:  TW0002618006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of corporate bonds via private placement       Non-Voting    No vote

A.4    Other presentations                                       Non-Voting    No vote

B.1    Receive the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the appropriation for off setting deficit         Mgmt          For                            For
       of year 2009

B.3    Approve revise the procedures monetary loans              Mgmt          For                            For
       and the procedures of            endorsement
       and guarantee

B.4    Other issues                                              Mgmt          Against                        Against

B.5    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 EVERGREEN INTERNATIONAL STORAGE & TRANSPORT CORP                                            Agenda Number:  702443627
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2376C108
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002607009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    Receive the 2009 business operations                      Non-Voting    No vote

A.2    Receive the 2009 audited reports                          Non-Voting    No vote

A.3    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution as follows:          Mgmt          For                            For
       proposed cash dividend: TWD  0.5 per share

B.3    Amend the procedures of monetary loans, endorsement       Mgmt          For                            For
       and guarantee

B.4    Other issues                                              Mgmt          Against                        Against

B.5    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 EVERGREEN MARINE CORP TAIWAN LTD                                                            Agenda Number:  702452183
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y23632105
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002603008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of convertible bonds                           Non-Voting    No vote

A.4    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution                      Mgmt          For                            For

B.3    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans, endorsement and guarantee

B.4    Other issues                                              Mgmt          Against                        Against

B.5    Extraordinary Motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 EVERLIGHT ELECTRONICS CO LTD                                                                Agenda Number:  702444136
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2368N104
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002393006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of local convertible bonds                     Non-Voting    No vote

B.1    Approve the 2009 business reports and  financial          Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution.  proposed           Mgmt          For                            For
       cash dividend:  TWD 4.0per    share

B.3    Approve the revision to the Articles of  Incorporation    Mgmt          For                            For

B.4    Approve the proposal of capital injection  by             Mgmt          For                            For
       issuing new shares and global   depositary
       receipt

B.5    Approve the revision to the procedures of  monetary       Mgmt          For                            For
       loans,  endorsement and   guarantee

B.6    Approve the revision to the procedures of  trading        Mgmt          For                            For
       derivatives

B.7    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 EVRAZ GROUP SA, LUXEMBOURG                                                                  Agenda Number:  702050991
--------------------------------------------------------------------------------------------------------------------------
        Security:  30050A202
    Meeting Type:  EGM
    Meeting Date:  31-Jul-2009
          Ticker:
            ISIN:  US30050A2024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Acknowledge the report of the Board of Directors          Mgmt          For                            For
       on certain issues of shares and bonds convertible
       into shares within the authorized share capital,
       with respect to the authorization requested
       from the EGM for a new authorized share capital
       and authorize the Board of Directors to limit
       or suppress the preferential subscription rights
       of existing shareholders and with respect to
       certain proposed transactions in existing shares
       of the Company

2.     Approve to increase the authorized share capital          Mgmt          For                            For
       by EUR 200,000,000 so as to bring the Company's
       authorized share capital from its current amount
       of EUR 314,408,652 to an amount of EUR 514,408,652
       represented by 257,204,326 shares of EUR 2
       each [such amount including for the avoidance
       of doubt the shares issued at that time] and
       extension of the authorization of the Board
       of Directors to issue shares within the limits
       of such authorized share capital and to limit
       or cancel the preferential subscription rights
       of existing shareholders in connection therewith
       for a 5-year period ending on the 5th anniversary
       of the date of publication in the Luxembourg
       legal gazette of the minutes of the general
       meeting

3      Authorize the Company or other companies in               Mgmt          For                            For
       the Company's Group to purchase, acquire or
       receive shares and/or GDRs representing up
       to 10% of the issued shares in the Company




--------------------------------------------------------------------------------------------------------------------------
 EVRAZ GROUP SA, LUXEMBOURG                                                                  Agenda Number:  702410046
--------------------------------------------------------------------------------------------------------------------------
        Security:  30050A202
    Meeting Type:  AGM
    Meeting Date:  17-May-2010
          Ticker:
            ISIN:  US30050A2024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Receive and approve the Directors' and the Auditors'      Mgmt          For                            For
       reports on financial     statements

1.2    Approve to accept the financial statements                Mgmt          For                            For

1.3    Approve the allocation of income                          Mgmt          For                            For

2.1    Receive and approve the Directors' and the Auditors'      Mgmt          For                            For
       reports on consolidated  financial statements

2.2    Approve to accept the consolidated financial              Mgmt          For                            For
       statements

3      Grant discharge to the Directors, the Statutory           Mgmt          For                            For
       Auditors and the External     Auditors

4.1a1  Re-elect Alexander Abramov as a Director                  Mgmt          For                            For

4.1a2  Re-elect Otari Arshba as a Director                       Mgmt          For                            For

4.1a3  Re-elect Alexander Frolov as a Director                   Mgmt          For                            For

4.1a4  Election of James Karl Gruber as a new Director           Mgmt          For                            For

4.1a5  Re-elect Olga Pokrovskaya as a Director                   Mgmt          For                            For

4.1a6  Re-elect Terry J. Robinson as a Director                  Mgmt          For                            For

4.1a7  Re-elect Eugene Shvidler as a Director                    Mgmt          For                            For

4.1a8  Re-elect Eugene Tenenbaum as a Director                   Mgmt          For                            For

4.1a9  Election of Gordon Toll as a Director                     Mgmt          For                            For

41a10  Approve to accept the resignation of Directors            Mgmt          For                            For
       Gennady Bogolyubov, Philippe   Delaunois, James
       Campbell and Bruno Bolfo

4.1.b  Appointment of Alexandra Trunova as an Internal           Mgmt          For                            For
       Statutory Auditor

4.1.c  Ratify Ernst and Young as the Auditors                    Mgmt          For                            For

4.2    Approve the remuneration of the Directors                 Mgmt          For                            For

4.3    Approve the remuneration of Chief Executive               Mgmt          For                            For
       Officer

4.4    Authorize the Chief Executive Officer to sign             Mgmt          For                            For
       Management Service Agreements   with Independent
       Directors James Karl Gruber, Terry J. Robinson,
       and Gordon   Toll




--------------------------------------------------------------------------------------------------------------------------
 EXXARO RES LTD                                                                              Agenda Number:  702338953
--------------------------------------------------------------------------------------------------------------------------
        Security:  S26949107
    Meeting Type:  AGM
    Meeting Date:  21-May-2010
          Ticker:
            ISIN:  ZAE000084992
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the annual financial statements         Mgmt          For                            For
       of the group for the period ended 31 DEC 2009,
       including the Directors report and the report
       of the       Auditors thereon

2      Ratify the re-appointment of Deloitte and Touche          Mgmt          For                            For
       as Auditors of the Company   and appoint BW
       Smith as the designated audit partner for the
       ensuing year

3      Authorize the Directors to determine the Auditors         Mgmt          For                            For
       remuneration for the period ended 31 DEC 2009

4.1    Re-elect Mr. CI Griffith to the Board, who retires        Mgmt          For                            For
       in terms of Article 15.2   of the Articles
       of Association of the Company

4.2    Re-elect Ms. N. Langeni to the Board, who retires         Mgmt          For                            For
       in terms of Article 15.2 of the Articles of
       Association of the Company

5.1    Re-elect JJ Geldenhuys as a Director, who retires         Mgmt          For                            For
       in terms of Articles 16.1   of the Articles
       of Association of the Company

5.2    Re-elect U Khumalo as a Director, who retires             Mgmt          For                            For
       in terms of Articles 16.1 of    the Articles
       of Association of the Company

5.3    Re-elect RP Mohring as a Director, who retires            Mgmt          For                            For
       in terms of Articles 16.1 of   the Articles
       of Association of the Company

6.     Approve the remuneration for the period 01 JAN            Mgmt          For                            For
       2010 to 31 DEC 2010 as         follows: Chairman:
       current ZAR 399,600 proposed ZAR 433,600, Director:
       current ZAR 184,440 proposed ZAR 200,120,
       Audit Committee Chairman: current   ZAR 170,400
       proposed ZAR 184,880, Audit Committee Member
       ZAR 90,000 proposed  ZAR 97,650, Board Committee
       Chairman: current ZAR 132,000 proposed ZAR
       143,220, and Board Committee Member
       current ZAR 63,000 proposed ZAR 68,340

7      Authorize the Directors, subject to the provisions        Mgmt          Against                        Against
       of Article 3.2 of the      Articles of Association
       of the Company, the provisions of the Companies
       Act,  61 of 1973, as amended, and the Listings
       Requirements of the JSE, to allot    and issue
       at their discretion until the next annual general
       meeting of the    Company authorized but unissued
       shares for such purposes as they may
       determine, after setting aside so many shares
       as may be required, subject to  Article 3.2
       of the Articles of Association of the Company,
       to be allotted and issued by the company pursuant
       to the Company's approved employee share
       incentive schemes

8      Authorize the Directors, subject to Article               Mgmt          Against                        Against
       3.2 of the Articles of            Association
       of the Company, the provisions of the Companies
       Act, 61 of 1973,  as amended, and the Listings
       Requirements of the JSE, by way of a general
       authority, to allot and issue ordinary
       shares for cash on the following       basis,
       after setting aside so many shares as may be
       required, subject to      Article 3.2 of the
       Articles of Association of the Company, to
       be allotted and issued by the Company pursuant
       to the schemes, to any public shareholder,
       as  defined by the Listings Requirements of
       the JSE, as and when suitable         opportunities
       arise, subject to the following conditions:
       a press CONTD

-      CONTD announcement giving full details, including         Non-Voting    No vote
       the impact on net asset     value and earnings
       per share, be published at the time of any
       issue           representing, on a cumulative
       basis within one year, 5% or more of the number
       of shares in issue prior to the issue/s; the
       shares be issued to public       shareholders
       as defined by the JSE and not to related parties;
       any issue in   the aggregate in any 1 year
       shall not exceed 15% of the number of shares
       of   the Company's issued ordinary share capital;
       and in determining the price at  which CONTD

-      CONTD an issue of shares be made in terms of              Non-Voting    No vote
       this authority, the maximum      discount permitted
       will be 10% of the weighted average traded
       price of the    shares over the 30 days prior
       to the date that the price of the issue is
       agreed between the issuer and the party
       subscribing for the securities, in    the event
       that shares have not traded in the said 30-day
       period, a ruling     will be obtained from
       the committee of the JSE;  Authority expires
       the        earlier or at the next AGM or 15
       months from the date of passing of this
       resolution, whichever is earlier

9      Amend, in accordance with the amendments to               Mgmt          For                            For
       Schedule 14 of the JSE Listings   Requirements,
       the Deferred Bonus Plan 2006, the Long-term
       Incentive Plan 2006 and the Share Appreciation
       Right Scheme 2006, established and approved
       by     shareholders of the Company in 2006
       (the 2006 Incentive Plans) in order to    give
       effect to the amendments summarized in the
       Appendices attached to the    notice of AGM

10     Approve, subject to the adoption of Resolution            Mgmt          Against                        Against
       9 and in terms of Sections 221 and 222 of the
       Companies Act No. 61 of 1973 (as amended),
       the allotment and   issue of shares by the
       Board, as a specific authority, pursuant to
       the        provisions of the 2006 Incentive
       Plans, of such allowable maximum number of
       ordinary shares as provided thereunder and
       subject to the terms and           conditions
       of the 2006 Incentive Plans

S.1    Authorize the Company or any subsidiary of the            Mgmt          For                            For
       Company, subject to the        Companies Act,
       61 of 1973, as amended, (the Act), Article
       36 of the Articles  of Association of the Company
       or Articles of Association of a subsidiary
       respectively and the Listings Requirements
       of the JSE, from time to time, to  purchase
       shares issued by itself or shares in its holding
       company, as and     when deemed appropriate

-      Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 EZCHIP SEMICONDUCTOR LTD.                                                                   Agenda Number:  933130495
--------------------------------------------------------------------------------------------------------------------------
        Security:  M4146Y108
    Meeting Type:  Annual
    Meeting Date:  03-Sep-2009
          Ticker:  EZCH
            ISIN:  IL0010825441
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ELI FRUCHTER                                              Mgmt          For                            For
       PROF. RAN GILADI                                          Mgmt          For                            For
       BENNY HANIGAL                                             Mgmt          For                            For
       KAREN SARID                                               Mgmt          For                            For

02     TO ELECT SHAI SAUL AS OUTSIDE DIRECTOR.                   Mgmt          For                            For

03     TO APPROVE THE GRANT OF OPTIONS AND RESTRICTED            Mgmt          For                            For
       SHARE UNITS TO THE COMPANY'S DIRECTORS.

04     TO RATIFY THE APPOINTMENT AND COMPENSATION OF             Mgmt          For                            For
       THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS.

05     I AM A "CONTROLLING SHAREHOLDER" MARK "FOR"               Mgmt          Against
       = YES OR "AGAINST" = NO.




--------------------------------------------------------------------------------------------------------------------------
 FALABELLA SOCIEDAD ANOMINA COMERCIAL E INDUSTRIAL                                           Agenda Number:  702347217
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3880F108
    Meeting Type:  OGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  CLP3880F1085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report, balance sheet, income          Mgmt          For                            For
       statement and opinion of the Outside Auditors
       for the FYE on 31 DEC 2009

2      Approve the distribution of the profit from               Mgmt          For                            For
       the 2009 FY

3      Approve the dividend policy                               Mgmt          For                            For

4      Election of the Board of Directors                        Mgmt          For                            For

5      Approve the remuneration of the Board of Directors        Mgmt          For                            For

6      Approve the designation of Outside Auditors               Mgmt          For                            For
       and risk classifiers for the 2010 FY

7      Approve the designation of the daily newspaper            Mgmt          For                            For
       in which the notices of the    Company will
       be published

8      Approve the account of the transactions referred          Mgmt          For                            For
       to in title XVI of Law       number 18,046

9      Receive the report from the Executive Committee           Mgmt          For                            For
       and determine the budget,     expenses and
       establishment of remuneration

10     Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FAR EASTERN DEPARTMENT STORES LTD                                                           Agenda Number:  702434729
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y24315106
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  TW0002903002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 672207 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 financial statements                             Non-Voting    No vote

A.3    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 0.75 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, proposed stock dividend: 25 for 1,000
       shares held

B.5    Approve to revise the procedures of endorsement,          Mgmt          For                            For
       guarantee and monetary loans

B.6    Extraordinary motions                                     Mgmt          Against                        Against

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FAR EASTERN INTERNATIONAL BANK                                                              Agenda Number:  702169574
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7540U108
    Meeting Type:  EGM
    Meeting Date:  19-Jan-2010
          Ticker:
            ISIN:  TW0002845005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER PARTIES. IF
       YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR
       THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION,
       AN ELECTION WOULD BE DEEMED AS A 'NO VOTE'.

1.     Approve to take over the asset, liabilities               Mgmt          For                            For
       and business proposal of domestic business
       site of Chinfon Bank

2.     Elect Shen Ping as an Independent Director                Mgmt          For                            For

3.     Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in competitive business

4.     Extraordinary motions                                     Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FAR EASTERN INTERNATIONAL BANK                                                              Agenda Number:  702461295
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7540U108
    Meeting Type:  AGM
    Meeting Date:  21-Jun-2010
          Ticker:
            ISIN:  TW0002845005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 financial statements                             Non-Voting    No vote

A.3    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 0.1 per     share

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, staff bonus,       proposed stock
       dividend: 34.9 shares for 1,000 shares held

B.5    Approve the issuance of new shares, preferred             Mgmt          Against                        Against
       shares or convertible bonds via private placement

B.6    Other issues and extraordinary motions                    Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FAR EASTERN NEW CENTURY CORPORATION                                                         Agenda Number:  702452272
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y24374103
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  TW0001402006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 financial statements                             Non-Voting    No vote

A.3    The 2009 audited reports                                  Non-Voting    No vote

A.4    The status of the corporate bonds                         Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution proposed             Mgmt          For                            For
       cash dividend TWD 1.3 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings; proposed stock     dividend: 20 shares
       for 1,000 shares held

B.5    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans and the procedures of      endorsement
       and guarantee

B.6    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FAR EASTERN TEXTILE CO LTD                                                                  Agenda Number:  702076793
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y24374103
    Meeting Type:  EGM
    Meeting Date:  13-Oct-2009
          Ticker:
            ISIN:  TW0001402006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to rename the Company and the revision            Mgmt          For                            For
       to the Articles of Association

2.     Extemporary motions                                       Mgmt          Against                        Against

       "PLEASE NOTE THAT IN CASES WHERE THE CLIENT               Non-Voting    No vote
       INSTRUCTS US TO VOTE AGAINST ANY PROPOSAL TO
       BE DISCUSSED AT A SHAREHOLDERS MEETING AND
       THE VOTING WITH RESPECT TO SUCH PROPOSAL IS
       DONE BY BALLOT, WE OR OUR DESIGNEE WILL FILL
       OUT THE BALLOT IN RESPECT OF SUCH PROPOSAL
       IN ACCORDANCE WITH THE CLIENTS INSTRUCTIONS.
       HOWEVER, IF THE VOTING AT THE SHAREHOLDERS
       MEETING IS DONE BY ACCLAMATION, WE/OUR DESIGNEE
       WILL NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU."

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FAR EASTONE TELECOMMUNICATIONS CO LTD                                                       Agenda Number:  702435478
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7540C108
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0004904008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 financial statements                             Non-Voting    No vote

A.3    The 2009 audited reports                                  Non-Voting    No vote

A.4    The proposal of merger with KG Telecommunications         Non-Voting    No vote
       Co., Ltd., unlisted

A.5    The establishment for the rules of the Board              Non-Voting    No vote
       meeting

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend TWD 2.8 per      share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.5    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.6    Approve the issuance of new shares via private            Mgmt          Against                        Against
       placement

B.7    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FARADAY TECHNOLOGY CORP.                                                                    Agenda Number:  702443538
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y24101100
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0003035002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The establishment for the rules of the Board              Non-Voting    No vote
       meeting

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 2 Per share

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve the revision to the procedures of asset           Mgmt          For                            For
       acquisition or disposal

B.5    Approve the revision to the procedures of Monetary        Mgmt          For                            For
       Loans

B.6    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.7    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in         competitive business

B.8    Other issues and extraordinary motions                    Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FENERBAHCE SPORTIF HIZMETLER SANAYI VE TICARET A.S.                                         Agenda Number:  702072202
--------------------------------------------------------------------------------------------------------------------------
        Security:  M42342101
    Meeting Type:  OGM
    Meeting Date:  04-Sep-2009
          Ticker:
            ISIN:  TREFBAH00019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A POWER          Non-Voting    No Action
       OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. CERTAIN GLOBAL CUSTODIANS HAVE A
       GLOBAL CUSTODIAN POAs IN PLACE WHICH WOULD
       ELIMINATE THE NEED FOR THE BO POA. IF YOU HAVE
       NOT SUBMITTED ANY POAs FOR THIS MARKET BEFORE,
       PLEASE CONTACT YOUR GLOBAL CUSTODIAN BANK TO
       SEE IF THEY HAVE A POA IN PLACE FOR YOUR ACCOUNTS.
       THANK YOU.

1.     Elect the Chairmanship and authorize the Chairmanship     Mgmt          No Action
       to sign the minutes of the assembly

2.     Ratify the Board of Directors' activity report            Mgmt          No Action
       and the Auditors' report with regard to the
       special accounting period dated 01 JUN 2008
       to 31 MAY 2009

3.     Ratify the balance sheet and the income statement         Mgmt          No Action
       with regard to the special accounting period
       dated 01 JUN 2008 to 31 MAY 2009

4.     Grant discharge to the Board Members for the              Mgmt          No Action
       operations and the accounts of special accounting
       period dated 01 JUN 2008 to 31 MAY 2009

5.     Grant discharge to the Auditors for the operations        Mgmt          No Action
       and the accounts of special accounting period
       dated 01 JUN 2008 to 31 MAY 2009

6.     Approve the distribution of profit in accordance          Mgmt          No Action
       with the Company's Articles of Association

7.     Authorize the Board of Directors to pay dividends         Mgmt          No Action
       for the special accounting period dated 01
       JUN 2008 to 31 MAY 2009 in accordance with
       the capital market law, capital market Board's
       communique and regulations, the deduction of
       the dividend payments from the extraordinary
       reserves existing in the previous year's balance
       sheet incase of having not enough profit or
       having loss at the end of the related accounting
       period, the realization of the security which
       will be given in favor of our Company to correspond
       the amount which can not be obtained from the
       extraordinary reserves, in order to correspond
       the amount of dividends

8.     Elect the Members of the Board of Directors               Mgmt          No Action
       and the Auditors; approve to determine their
       term in office

9.     Approve to determine the remuneration for the             Mgmt          No Action
       Members of the Board of Directors and the Auditor

10.    Grant permission to the Members of the Board              Mgmt          No Action
       of Directors to participate in activities indicated
       in the Articles 334 and 335 of the Turkish
       Trade Code

11.    Wishes and suggestions                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 FENG HSIN IRON & STEEL CO LTD                                                               Agenda Number:  702416543
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y24814108
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2010
          Ticker:
            ISIN:  TW0002015005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business reports                                 Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 2.0 per     share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.5    Approve to revise the procedures of Monetory              Mgmt          For                            For
       Loans

B.6    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FERREYROS SA                                                                                Agenda Number:  702270593
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3924F106
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  PEP736001004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 07 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.

1      Amend the Corporate Bylaws by the variation               Mgmt          For                            For
       of the share capital, equity and  or share
       investment accounts

2      Approve  the Corporate Management financial               Mgmt          For                            For
       statements and annual report

3      Approve the adaptation of the Articles 4, 21,             Mgmt          For                            For
       31, 33, 35, 37, 39, 40, 42, 43, 44, 45 and
       46 of the Corporate Bylaws to the standards
       of Good Corporate      Governance

4      Approve to change the par value of the shares             Mgmt          For                            For
       and authorize the Board of      Directors to
       amend Article 5 of the Corporate Bylaws, for
       the purpose of      reflecting the new par
       value of a share

5      Appointment of the Outside Auditors for the               Mgmt          For                            For
       2010 FY

6      Approve the distribution or allocation of profit          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FHB MORTGAGE BANK CO PLC, BUDAPEST                                                          Agenda Number:  702316046
--------------------------------------------------------------------------------------------------------------------------
        Security:  X2408U119
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  HU0000078175
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 671581 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1      Receive the report of the Board of Directors              Mgmt          For                            For
       about the business activities, financial position,
       business policy and Management of the Company
       in the year of 2009

2      Receive the report of the Supervisory Board               Mgmt          For                            For
       on the business has and IFRS consolidated annual
       reports of the Company on the year 2009

3      Receive the report of the Auditor on the business         Mgmt          For                            For
       has and IFRS consolidated financial reports
       of the Company on the year 2009

4      Approve the business reports and financial account        Mgmt          For                            For
       balance sheet report, profit and loss account,
       additional notes prescribed by the Hungarian
       accounting law for the year 2009, decision
       on the utilization of the after tax profit,
       furthermore, acceptance of the consolidated
       reports and financial account according to
       the international financial standards for the
       year 2009

5      Receive the report of the Supervisory Board               Mgmt          For                            For
       on the fulfillment of conditions of the share
       compensation program in 2009, furthermore,
       decision on the renewal of the share compensation
       program

6      Approve the presentation on the Business Plan             Mgmt          For                            For
       of the Company for the year 2010 verbal

7      Amend the statutes of the Company                         Mgmt          For                            For

8      Authorize the Board of Directors to acquire               Mgmt          For                            For
       treasury shares

9.     Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the Company's registered capital

10.    Election and decision on the remuneration of              Mgmt          For                            For
       the Auditor

11.    Approve the revocation of Members of the Board            Mgmt          For                            For
       of Directors, election of new Members verbal

12.    Approve the revocation of Members of the Supervisory      Mgmt          For                            For
       Board, election of new Members verbal

13.    Approve to decision on the remuneration of Members        Mgmt          For                            For
       of the Board of Directors and Supervisory Board

14.    Approve the report on Corporate Governance                Mgmt          For                            For

15.    Miscellaneous                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FIBRIA CELULOSE S A                                                                         Agenda Number:  702171935
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9806R225
    Meeting Type:  EGM
    Meeting Date:  21-Dec-2009
          Ticker:
            ISIN:  BRFIBRACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Approve the protocol and justification of merger          Mgmt          For                            For
       of Arapar S.A Arapar and SAO Teofilo representacoes
       E Participacoes S.A. Sao Teofilo, entered into
       by the Company, as the surviving entity, and
       Arapar and Sao Teofilo, as the Companies being
       merged into the Company protocol, together
       with the pertinent documents, in light of the
       opinion of the Company's fiscal council

II.    Ratify the hiring of Terco Grant Thornton Auditores       Mgmt          For                            For
       Independent's Sociedade Simples., N.A organization
       headquartered in the city of Sao Paulo, as
       the specialized Company responsible for appraising,
       based on shareholders' equity at book value,
       the Companies to be merged into the Company

III.   Approve the appraisal reports prepared by Terco           Mgmt          For                            For
       Grant Thornton

IV.    Approve the merger by the Company, of Arapar              Mgmt          For                            For
       and Sao Teofilo

V.     Authorize the Management to take all measures             Mgmt          For                            For
       necessary to effect the merger




--------------------------------------------------------------------------------------------------------------------------
 FIBRIA CELULOSE S A                                                                         Agenda Number:  702175200
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9806R225
    Meeting Type:  EGM
    Meeting Date:  22-Dec-2009
          Ticker:
            ISIN:  BRFIBRACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

I.     Approve to increase the Company's capital stock,          Mgmt          For                            For
       without issuing new shares, in the amount of
       BRL 792,252,395.00, through capitalization
       of the entire account for reserve for good
       will-subscription of shares, in the same amount,
       with a consequent change in the main Clause
       of Article 5 of the ByLaws

II.    Elect the Sitting and Alternate Members of the            Mgmt          For                            For
       Company's Board of Directors, including Independent
       Directors, in accordance with the terms of
       the listing regulation of the Novomercado Segment
       of the Bmefbovespa Bolsa De Mercadorias E Futuros
       S.A.

III.   Elect the Sitting and Alternate Members of the            Mgmt          For                            For
       Company's fiscal council

IV.    Approve the protocol and justification of stock           Mgmt          For                            For
       swap Merger of Aracruz Celulose S.A. Aracruz,
       entered into by the Company, as the surviving
       entity, and Aracruz, as the Company being merged
       into the Company, together with the pertinent
       documents, in light of the opinion of the Company's
       fiscal council

V.     Ratify the hiring of Pricewaterhousecoopers               Mgmt          For                            For
       Auditores Independentes as the specialized
       Company responsible for appraising Aracruz
       based on shareholders equity at book value

VI.    Approve the appraisal report prepared by PricewaterhousecoopersMgmt          For                            For

VII.   Approve the stock swap Merger of Aracruz by               Mgmt          For                            For
       the Company

VIII.  Authorize the Management to take all measures             Mgmt          For                            For
       necessary to effect the stock swap  merger

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 640740 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 FIBRIA CELULOSE S A                                                                         Agenda Number:  702387918
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9806R225
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRFIBRACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

A      Approve the Board of Directors' annual report,            Mgmt          For                            For
       the financial statements and   Independent
       Auditor's report relating to FY ending 31 DEC
       2009

B      Approve the allocation of the net profit from             Mgmt          For                            For
       the FYE 31 DEC 2009, including  in regard to
       the retention of profit in an amount corresponding
       to the        mandatory dividend provided for
       in Article 30, iii, of the Corporate Bylaws

C      Approve the proposal for the capital budget               Mgmt          For                            For
       for the year 2010

D      Election of the Members of the Finance Committee          Mgmt          For                            For

E      Approve to set the Board of Directors' and Finance        Mgmt          For                            For
       Committees' remuneration




--------------------------------------------------------------------------------------------------------------------------
 FIBRIA CELULOSE S A                                                                         Agenda Number:  702391878
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9806R225
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRFIBRACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1      Approve, insertion of a new paragraph into Article        Mgmt          For                            For
       8 for the purpose of clarifying the rules applicable
       to the election of candidates for membership
       of the Board of Directors indicated in the
       manner stated in paragraph 4 of the same Article

2      Amend the wording of Line XV of Article 17 and            Mgmt          For                            For
       the insertion of two new lines in the same
       Article, as well as the amendment of Article
       21, to better clarify the distinction of areas
       of authority between the Board of Directors
       and the executive committee, in addition to
       making it compatible with the size and operational
       needs of the Company

3      Approve the removal of paragraph 5 from Article           Mgmt          For                            For
       20 and amend the main part of Article 22, with
       the objective of making the Corporate Bylaws
       coherent in light of the amendments proposed
       in the sub item above

4      Approve the insertion of a new paragraph into             Mgmt          For                            For
       Article 22, to allow the representation of
       the Company exceptionally by a single officer
       or attorney in fact in limited situations,
       with the objective of facilitating the day
       to day Management of the Company

5      Approve, removal of paragraph 6 and of the last           Mgmt          For                            For
       part of paragraph 7 from Article 27, to make
       the authority and prerogatives of the finance
       committee compatible with the existence of
       the audit committee of the Company created
       by the Board of Directors in accordance with
       the terms of Article 17, line XVII, of the
       Corporate Bylaws




--------------------------------------------------------------------------------------------------------------------------
 FILINVEST LAND INC                                                                          Agenda Number:  702372070
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y24916101
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  PHY249161019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Call to order                                             Mgmt          For                            For

2.     Approve the certification of notice and quorum            Mgmt          For                            For

3.     Approve the minutes of the annual meeting of              Mgmt          For                            For
       stockholders held on 29 APR 2009

4.     Approve the presentation of the President's               Mgmt          For                            For
       report and the audited financial statements
       for the YE 2009

5.     Ratify the acts of the Board of Directors and             Mgmt          For                            For
       the Management for 2009

6.1    Election of Mercedes T. Gotianun as a Member              Mgmt          For                            For
       of the Board of Directors to serve for the
       year 2010-2011

6.2    Election of Jonathan T. Gotianun as a Member              Mgmt          For                            For
       of the Board of Directors to serve for the
       year 2010-2011

6.3    Election of Andrew T. Gotianun, Jr. as a Member           Mgmt          For                            For
       of the Board of Directors to serve for the
       year 2010-2011

6.4    Election of Joseph M. Yap as a Member of the              Mgmt          For                            For
       Board of Directors to serve for the year 2010-2011

6.5    Election of Josephine G. Yap as a Member of               Mgmt          For                            For
       the Board of Directors to serve for the year
       2010-2011

6.6    Election of Cornelio C. Gison as a Member of              Mgmt          For                            For
       the Board of Directors to serve for the year
       2010-2011

6.7    Election of Efren C. Gutierrez as a Member of             Mgmt          For                            For
       the Board of Directors to serve for the year
       2010-2011

6.8    Election of Cirilo T. Tolosa as an Independent            Mgmt          For                            For
       Director to serve for the year 2010-2011

6.9    Election of Lamberto U. Ocampo as an Independent          Mgmt          For                            For
       Director to serve for the year 2010-2011

7.     Appointment of the External Auditor                       Mgmt          For                            For

8.     Other matters                                             Non-Voting    No vote

9.     Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FINANCIAL TECHNOLOGIES (INDIA) LTD                                                          Agenda Number:  702085324
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y24945118
    Meeting Type:  AGM
    Meeting Date:  25-Sep-2009
          Ticker:
            ISIN:  INE111B01023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009 and the profit and loss account
       for the YE on that date together with the reports
       of the Directors and the Auditors thereon

2.     Approve to pay the interim dividend and declare           Mgmt          For                            For
       a final dividend on equity shares

3.     Re-appoint Mr. P.G. Kakodkar as a Director,               Mgmt          For                            For
       who retires by rotation

4.     Re-appoint, pursuant to the provisions of Section         Mgmt          For                            For
       224 and other applicable provisions, if any,
       of the Companies Act, 1956, including any amendments
       thereof or re-enactment thereof M/s. Deloitte
       Haskins & Sells, Chartered Accountants, Mumbai,
       as the statutory Auditors of the Company to
       hold office from the conclusion of this AGM
       until the conclusion of the next AGM at a remuneration
       as may be mutually agreed to between the Board
       of Directors/ Committee M/s. Deloitte Haskins
       & Sells, Chartered Accountants and reimbursement
       of out-of-pocket in connection with the work
       of audit to be carried out by them

S.5    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309 and all other applicable provisions,
       if any, of the Companies Act, 1956 including
       any amendment thereof re-enactment thereof
       [the Act] read with Schedule XIII to the Act
       as recommended by the Remuneration and Compensation
       Committee, the re-appointment of Mr. Jignesh
       P. Shah as a Managing Director of the Company
       for a further period of 3 years commencing
       from 31 JAN 2009 on such terms and conditions
       including remuneration, commission and minimum
       remuneration as specified with the authority
       to the Board of Directors/ committee to grant
       increments with the range stated therein and
       so alter and vary from time to time, the terms
       and conditions of the said re-appointment in
       such manner as may be agreed to between the
       Board of Directors/Committee and Mr. Jignesh
       P. Shah; authorize the Board to take all such
       steps as may be necessary, proper and expedient
       to give effect to this resolution

S.6    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309 and other applicable provisions,
       if any, of the Companies Act, 1956 including
       any amendment thereof re-enactment thereof
       [the Act] read with Schedule XIII to the Act
       as recommended by the Remuneration and Compensation
       Committee, the re-appointment of Mr. Dewang
       Neralla as whole-time Director of the Company
       for a further period of 3 years commencing
       from 31 JAN 2009 on such terms and conditions
       including remuneration and minimum remuneration
       as specified with the authority to the Board
       of Directors/ committee to grant increments
       with the range stated therein and so alter
       and vary from time to time, the terms and conditions
       of the said re-appointment in such manner as
       may be agreed to between the Board of Directors/
       committee and Mr. Dewang Neralla; authorize
       the Board to take all such steps as may be
       necessary, proper and expedient to give effect
       to this resolution

7.     Appoint Mr. Chandrakant Kamdar as a Director              Mgmt          For                            For
       of the Company, who is liable to retire by
       rotation; and authorize the Board to take all
       such steps as may be necessary, proper and
       expedient to give effect to this resolution

8.     Appoint Mr. R. Devarajan as a Director of the             Mgmt          For                            For
       Company, who is liable to retire by rotation;
       and authorize the Board to take all such steps
       as may be necessary, proper and expedient to
       give effect to this resolution

S.9    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81(1A) and other applicable provisions,
       if any, of the Companies Act, 1956 including
       any amendments hereto or re-enactment thereof,
       and all other applicable provisions, if, any
       of the Companies Act, 1956 [the Act] and in
       accordance with the provisions of the Memorandum
       and Articles of Association of the Company,
       provisions of the Securities & Exchange Board
       of India [Employee Stock Option Scheme and
       Employee Stock Purchase Scheme] Guidelines,
       1999 as amended from time to time [the Guidelines],
       the Listing Agreement entered into with the
       Stock Exchange where the securities of the
       Company are listed or other relevant authority
       from time to time, to the extent applicable
       and subject to such other conditions and modifications
       as may be prescribed or imposed while granting
       such approvals, permission and sanctions, which
       may be agreed, to create, offer and agent and
       grant, issue and allot at any time to or to
       the benefit of such person(s) who are in permanent
       employment of the Company, including Director
       of the Company whether working in India or
       Abroad or otherwise except the Promoter Director
       under Employees Stock Option Scheme, 2009 [the
       ESOP Scheme 2009] or through trust such number
       of equity linked instruments [including warrants/options/restricted stock units ['RSU's] and/or performance options,
       exercisable into equity shares, hereinafter
       collectively referred to as 'securities'],
       which shall not exceed 9,00,000 or 2% of the
       paid-up equity share capital of the Company
       as referred to in this Resolution 9 on the
       date of grant of option(s) convertible into
       equivalent number of securities [incase of
       bonus and rights issues and split of shares,
       the aggregate number of stock options would
       increase in the proportion of bonus and rights
       and split of shares], of such price in one
       or more tranches and on such terms and conditions
       as may be fixed or determined by the Board/Committee;
       the said securities may be granted/allotted
       directly to such employees/directors of the
       Company in accordance with ESOP Scheme 2009
       or through a trust which may be set-up by the
       Board/Committee of the Directors of the Company
       in any permissible manner; the issue of securities
       to any non-resident employee[s], non-resident
       Director[s] shall be subject to approval[s],
       permissions or consents as may be necessary
       from the Reserve Bank of India or any other
       authority in this regard, if any; that the
       new equity shares to be issued and allotted
       by the Company in the manner aforesaid shall
       rank pari passu in all respects with the existing
       equity shares of the Company; the Company conform
       with the accounting policies prescribed from
       time to time under the guidelines; authorize
       the board to take necessary steps for listing
       of the securities allotted on the exchanges
       where the Company's equity shares and listed
       as per the terms and conditions of the listing
       agreement entered into with the Stock Exchanges
       and other applicable guidelines, rules and
       regulations; authorize the Board/Committee
       to modify or amend any of the terms and conditions
       of the ESCP Scheme, 2009 as it may deem fit
       from time to time in its sole and absolute
       discretion in conformity with provisions of
       the Companies Act, 1956, the Memorandum and
       Articles of Association of the Company and
       the Guidelines; authorize the Board, for the
       purpose of giving effect to this resolution,
       to do all such acts, deeds and things and to
       execute all such deeds, documents, instruments
       and writings as it may in its sole and absolute
       discretion deem necessary or expedient and
       to settle any question, difficulty or doubt
       that may arise in regard thereto

S.10   Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       the provisions of Section 81(1A) and other
       applicable provisions, if any, of the Companies
       Act, 1956 including any amendments thereto
       or re-enactment thereof, [the Act] and in accordance
       with the provisions of the Memorandum and Articles
       of Association of the Company, provisions of
       the Securities and Exchange Board of India
       [Employee Stock Option Scheme and Employee
       Stock Purchase Scheme] Guidelines, 1999 as
       amended from time to time [the Guidelines]
       the Listing agreement entered into the Stock
       Exchanges where the Securities of the are listed
       or other relevant authority from time to time,
       to the extent applicable and extend to other
       conditions and modifications as may be prescribed
       or imposed while granting such approvals, permissions
       and sanctions which may be agreed to the Board
       of Directors of the Company [herein after referred
       to as Board], to issue and allot at any time
       to or to the benefit of such persons who are
       in permanent employment of the subsidiary of
       the Company, including the Directors of the
       Subsidiary Companies, whether working in India
       or abroad or otherwise except the Promoters
       Directors under the Employee Stock Option Scheme,
       2009 [the ESOP scheme, 2009"]/or through trust
       such number of equity linked instruments including
       Warrants/Options/Restricted Stock units [RSU's]
       and/or performance options exercisable into
       equity shares herein after collectively referred
       to as "Securities"], which shall not exceed
       with in the aggregate limit of 9,00,000 or
       2% of the paid up equity share capital of the
       company as referred to in Resolution No. 9
       above as on the date of grant of options convertible
       into equivalent number of securities [incase
       of bonus and right issues and split of shares
       the aggregate number of stock options would
       increase in the proportion of bonus and rights
       and split of shares] at such price in 1 or
       more tranches and on such terms and conditions
       as may be fixed or determined by the Board/Committee;
       the said securities may be granted / allotted
       directly to such employees/ Directors of the
       Company in accordance with the ESOP scheme
       with the ESOP scheme- 2009 or through a trust
       which may be set up by the Board/Committee
       of Directors of the Company in any permissible
       manner; the issue if securities to any non
       resident employee[s] non resident Directors
       of the Company in any permissible manner; the
       issue of securities to any non resident employee[s]
       non resident Director[s] shall be subject to
       approvals[s] permissions or consents as may
       be necessary from the Reserve Bank of India
       or any other relevant authority in this; the
       new equity shares to be issued and allotted
       by the Company in the manner aforesaid shall
       rank pari- passu in respects with the existing
       equity shares of the Company; the Company conform
       the accounting policies from time to time under
       the guidelines; authorize the Board to take
       necessary steps for Listing Securities allotted
       on the exchange where the Company's equity
       shares are listed the terms and conditions
       of the Listing agreement entered into with
       the stock exchange and other applicable guidelines,
       rules and regulations; authorize the Board/Committee
       to modify or amend any of the terms and conditions
       of the ESOP Scheme 2009 as it may deem fit
       from time in its and absolute discretion in
       conformity with the provisions of the Companies
       Act, 1956 the Memorandum and Articles of Association
       of the Company and the Guidelines; for the
       purpose of giving effect the above resolution
       to do all such acts, deeds and thing to execute
       all such deeds, documents, instruments and
       writings as it may in its sole and absolute
       discretion deem necessary or expedient and
       to settle any question, directly or doubts
       that may arise in regards thereto

S.11   Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 81(1A)
       and other applicable provisions, if any, of
       the Companies Act, 1956 including any amendments
       thereto or re-enactments thereof [the Act]
       [including any statutory amendments thereto
       or modifications or re-enactments thereof for
       the time being in force] and in accordance
       with the provisions of the memorandum and Articles
       of Association of the Company and in accordance
       with the Regulations/Guidelines, if, any prescribed
       by the Securities and Exchange Board of India
       [SEBI], the Reserve Bank of India [RBI], the
       Foreign Exchange Management Act, 1999 [FEMA],
       the provisions of the issue of Foreign Currency
       Convertible Bonds [through Depository Mechanism]
       Scheme, 1993 [including any statutory amendments
       thereto or modifications or re-enactments thereof
       for the time being in force] and the Listing
       Agreement entered into by the Company with
       the Stock Exchanges where the shares of the
       Company are listed and all other applicable
       laws and Regulations issued by any appropriate
       or statutory authority and subject to the Company
       obtaining all approvals, consents, sanctions
       and permissions as may be required from the
       Government of India [GOI] and the Reserve Bank
       of India [the RBI] SEBI, Stock Exchanges and
       any and all governmental or regulatory authorities
       and subject to such conditions and are acceptable
       o the board of Directors of the Company [the
       Board], for the issuance of the Company's Securities
       [as specified] in pursuance of 1 or more international
       or Domestic receipts [GDRs] and/or American
       Depository Receipts [ADRs]; and/or any other
       security linked to shares; and/or any other
       convertible instruments or securities such
       as bonds, convertible debentures, Foreign Currency
       Convertible Bonds [FCCBs] to non Resident Indians
       [NRIs], Foreign Institutional investors [FIIs],
       Qualified Institutional Buyers [QIBs], Mutual
       Funds, Foreign banks, Foreign nationals/Companies
       and/or Corporate bodies and/or individuals
       or otherwise, whether or not such investors
       are consider appropriate, provide that the
       amount for which the Securities are to be issued
       shall not exceed INR 1500,00,00,000 or its
       equivalent of any other Foreign currencies
       in one or more tranches and shall be in accordance
       with all applicable laws and regulations, subject
       to applicable laws and regulations to issue,
       the aforesaid securities to the investors,
       in such manner as they may deem appropriate
       in their absolute discretion, including the
       pricing and conversion, the form and the persons
       to whom the securities may be issued and all
       other terms and conditions connected therewith,
       in one or more tranches and at a market price
       and/or at a premium to market price[s], and
       if necessary, in consultation with the Lead
       Managers and/or underwriter and/or other Advisors
       of the Company concerned with the offering,
       as they may deem appropriate; in the event
       of issue of Securities by way of a Qualified
       Institutions Placement, the Relevant Period
       on the basis of which the which the price of
       the securities shall be determined as specified
       under applicable law shall be the date of meeting
       in which the Board or the Committee of Directors
       duly authorized by the Board decides to open
       the proceed issue of Securities or such other
       time as may be decided by the Board/Committee,
       subsequent to the receipt of Members approval
       in terms of Section 81 [1A] and other applicable
       provisions, if any, of the Act and other applicable
       laws, regulations and guidelines in relation
       to the proposed issue of the Securities and
       allowed under the SEBI Guidelines from time
       to time; in the event of issue of Securities
       other than through a Qualified Institutions
       Placement to Qualified Institutional Buyers,
       the relevant date on the basis of which price
       of the resultant Securities shall be determined,
       shall be as specified under the respective
       applicable laws prevalent at that time; without
       prejudice to the generally, the issuance of
       the securities may have to be subject to such
       terms or conditions as are in accordance with
       prevalent market practices and applicable laws
       and regulations including but not limited to
       the terms and constitutions relating to payment
       of dividend, premium, the terms of issue of
       additional shares or variations in the price
       of period of conversion of securities into
       equity shares or terms pertaining to voting
       rights or conversion rights and that the Company
       is also entitled to enter into and execute
       all such arrangements with Lead Managers, Underwriters,
       Guarantors, Depositories, Custodians and all
       such Agencies as may be involved or concerned
       in such offering of securities and to remunerate
       all such Agencies including by way of commission,
       brokerage, fees or the like, also to seek the
       listing of such securities or securities representing
       the same in one or more Domestic/ International
       Stock Exchanges, in accordance with all applicable
       laws and regulations; authorize the Company
       and/or any Agencies or Bodies by the Board/Committee
       may issue Depository Receipts [including by
       way of GDRs or ADRs or FCCBs] represented by
       underlying shares in the capital of the Company
       or such other securities as may be required
       with such features and attributes as are prevalent
       in International/Domestic capital market practices
       and subject to applicable laws; the Securities
       issue in foreign markets shall be deemed to
       have been made abroad and/or in the market
       and/or at the place of issued and allotted
       upon conversion of any Securities [referred
       to above] or as may be necessary in accordance
       with the terms of the offering, the equity
       shares so issued and allotted upon conversion
       at underlying Securities shall rank in all
       respects pari passu with the existing equity
       shares of the Company; authorize the Board/committee
       for the purpose of giving effect to any issuances,
       offerings or allotments of Securities as described
       above, on behalf of the Company, to do all
       such acts, deeds, matters and things as the
       Board may, in its absolute discretion, deem
       necessary or desirable, for such purpose, including
       without limitation, entering into arrangements
       for managing, underwriting, marketing, listing,
       trading and appointing Lead Managers, underwriters,
       Guarantors, depositories, custodians, registrars
       and such other agencies and to issue any prospectus
       or offering documents and sign, deliver or
       modify the same and all other required applications,
       things, deeds, documents and writings and to
       pay any fees commissions, remunerations and
       expenses relating to the offerings and with
       power on behalf of the Company to settle all
       questions difficulties or doubts that may arise
       in regard to such offerings as the Board may,
       in its absolute discretion, deem fit, authorize
       the Board to delegate all or any of the powers
       described above to any Committee of Directors
       or to the Chairman & Managing Director or any
       Directors or any officers of the Company

S.12   Approve, that as recommended by the Remuneration          Mgmt          For                            For
       and Compensation Committee and pursuant to
       the provision of Section 314(B) of the Companies
       Act, 1956 any amendment thereof or re-enactment
       thereof and subject to the approval of Central
       Government and such other approvals as may
       be required consent of the Company in remuneration
       payable to Mr. Manjay P. Shah holding and continuing
       to hold an office of profit in the Company,
       designated as Director business Development
       [Non-Board Member forming part of the Core
       Senior Team Management Personnal] in the range
       of INR 60,000,000 to INR 2,00,00,000 per annum
       with the authority to the Board of Directors/
       Committee to decide the remuneration with the
       aforesaid revised with the other and conditions
       and appointment reaming the same; authorize
       the Board of Directors/Committee secretary
       to make necessary applications and representations
       to Central Government and to agree to such
       terms relating to appointment of Mr. Manjay
       P. Shah as a may be stipulated by the Central
       Government while granting its approval; authorize
       the Board of Directors/ Committee/ Company
       secretary to make necessary application and
       representations to the Central Government and
       to agree to such relating to appointment of
       Manjay P. Shah as may be stipulated by the
       Central Government while granting as approval;
       to take such steps as may be necessary, proper
       and expedient to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 FIRST FINL HLDG CO LTD                                                                      Agenda Number:  702463415
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2518F100
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  TW0002892007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 business reports and consolidated        Mgmt          For                            For
       financial statements

B.2    Approve the 2009 profit distribution, Proposed            Mgmt          For                            For
       Cash Dividend: TWD 0.5 per     share

B.3    Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from             participation
       in competitive business

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, Proposed Stock     Dividend: 25 for
       1,000 shares held

B.6    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FIRST GEN CORPORATION                                                                       Agenda Number:  702111345
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2518H114
    Meeting Type:  EGM
    Meeting Date:  20-Nov-2009
          Ticker:
            ISIN:  PHY2518H1143
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Call to order                                             Mgmt          For                            For

2.     Approve the certify the notice and determination          Mgmt          For                            For
       of Quorum

3.     Approve the increase in authorized capital stock          Mgmt          For                            For
       from PHP 3,270 million divided into 2,770 million
       common shares and 1,000 million preferred shares,
       to PHP 7,250 million divided into 6,000 million
       common shares and 2,500 million preferred shares,
       which preferred shares are divided into 1,000
       million series A to D preferred shares and
       1,500 million series E preferred shares

4.     Amend the Article seventh of the amended Articles         Mgmt          For                            For
       of Incorporation to authorize the declaration
       of stock dividends for 1 class or series of
       preferred shares from a different class or
       series of preferred shares

5.     Approve the creation of new series E preferred            Mgmt          For                            For
       shares with a par value of PHP 0.50 per share,
       which shares will be redeemable at the option
       of the Corporation

6.     Declare a property dividend on preferred shares           Mgmt          For                            For
       to be taken from the Company's remaining 467,143,000
       Treasury Preferred Shares

7.     Declare a stock dividend on preferred shares              Mgmt          For                            For
       to be taken from the unrestricted retained
       earnings, consisting of 375 million series
       E preferred shares

8.     Amend the Article seventh of the amended Articles         Mgmt          For                            For
       of Incorporation to reduce the dividend rate
       of series A to D preferred shares from PHP
       0.05 to PHP 0.02 per share

9.     Amend the second Article of the amended Articles          Mgmt          For                            For
       of Incorporation to provide for additional
       secondary purposes and authorize the Corporation
       to engage in said secondary purposes

10.    Other matters                                             Non-Voting    No vote

11.    Adjournment                                               Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN SEQUENCE OF NUMBERING OF RESOLUTIONS 4,
       5, 6 AND 7. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FIRST GEN CORPORATION                                                                       Agenda Number:  702393808
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2518H114
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  PHY2518H1143
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 667603 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Call to order                                             Non-Voting    No vote

2.     Certification of notice and determination of              Non-Voting    No vote
       quorum

3.     Approve the minutes of previous annual stockholders'      Mgmt          For                            For
       meeting held on 13 MAY 2009 and special stockholders'
       meeting held on 20 NOV 2009

4.     Address of the Chairman                                   Non-Voting    No vote

5.     Approve the report of the President and Chief             Mgmt          For                            For
       Executive Officer

6.     Approve the audited financial statements as               Mgmt          For                            For
       of 31 DEC 2009

7.     Ratify the acts of the Board of Directors, Executive      Mgmt          For                            For
       Committee, and Management since 13 MAY 2009

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE NOTE THAT ONLY A VOTE
       "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS.

8.1    Election of Oscar M. Lopez as a Director                  Mgmt          For                            For

8.2    Election of Federico R. Lopez as a Director               Mgmt          For                            For

8.3    Election of Richard B. Tantoco as a Director              Mgmt          For                            For

8.4    Election of Francis Giles B. Puno as a Director           Mgmt          For                            For

8.5    Election of Peter D. Garrucho, Jr. as a Director          Mgmt          For                            For

8.6    Election of Elpidio L. Ibanez as a Director               Mgmt          For                            For

8.7    Election of Eugenio L. Lopez III as a Director            Mgmt          For                            For

8.8    Election of Tony Tan Caktiong as a Director               Mgmt          For                            For

8.9    Election of Cezar P. Consing as a Director                Mgmt          For                            For

9.     Amend Article 7th of the Articles of Incorporation        Mgmt          Against                        Against
       to reclassify PHP 1 billion authorized common
       shares to PHP 1 Billion authorized preferred
       shares

10.    Amend Article 7th of the Articles of Incorporation        Mgmt          Against                        Against
       to create new series 'F' preferred shares with
       a par value of PHP 10 per share

11.    Approve the declaration of a stock dividend               Mgmt          Against                        Against
       on series 'E' preferred shares consisting of
       93.55 million shares

12.    Approve to fix the annual compensation of the             Mgmt          Against                        Against
       Board of Directors at an amount not exceeding
       3/4th of 1% of the Company's net income before
       Income Tax for the immediately preceding year

13.    Other business                                            Mgmt          Against                        Against

14.    Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIRST GENERATION COMPANY OF WHOLESALE ELECTRICITY MARKET OJSC WGC-1, TYUMEN                 Agenda Number:  702158898
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3031J109
    Meeting Type:  EGM
    Meeting Date:  22-Dec-2009
          Ticker:
            ISIN:  RU000A0JNPM1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the determination of quality, face value,         Mgmt          For                            For
       category (Tipe) of the Company's declared shares
       and rights for these shares

2.     Approve the introduction of the changes to the            Mgmt          For                            For
       Company's Charter

3.     Approve to increase of the Company's Charter              Mgmt          For                            For
       capital via distribution of additional shares

4.     Approve the sale of the Company's shares distributing     Mgmt          For                            For
       via open subscription between the Company and
       OJSC INTER RAO UES, which is transaction (transactions)
       with an interested party

5.     Approve the Loan Agreement between OJSC INTER             Mgmt          For                            For
       RAO UES and the Company, shich is transaction
       whith an interested party

6.     Approve the deposit deal between OJSC INTER               Mgmt          For                            For
       RAO UES and the Company, which is transaction
       with an interested party

7.     Approve the gas supply agreement, which are               Mgmt          For                            For
       interralated transactions with an interested
       party




--------------------------------------------------------------------------------------------------------------------------
 FIRST GENERATION COMPANY OF WHOLESALE ELECTRICITY MARKET OJSC WGC-1, TYUMEN                 Agenda Number:  702451256
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3031J109
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  RU000A0JNPM1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report                                 Mgmt          For                            For

2      Approve the balance sheet, profit and loss statement      Mgmt          For                            For

3      Approve the profit and loss distribution and              Mgmt          For                            For
       non payment of dividends for the year 2009

4      Election of Board of Directors                            Mgmt          For                            For

5      Election of Audit Commission                              Mgmt          For                            For

6      Approve the External Auditor                              Mgmt          For                            For

7      Approve the new edition of the Charter of the             Mgmt          For                            For
       Company

8      Approve the remuneration to the Board of Directors        Mgmt          For                            For

9      Approve the transaction with an interest                  Mgmt          For                            For

10     Approve the transaction with an interest                  Mgmt          For                            For

11     Approve the transaction with an interest                  Mgmt          For                            For

12     Approve the transaction with an interest                  Mgmt          For                            For

13     Approve the interested party transactions which           Mgmt          For                            For
       can be concluded in the       future in the
       process of business activity




--------------------------------------------------------------------------------------------------------------------------
 FIRST GULF BANK, ABU DHABI                                                                  Agenda Number:  702237086
--------------------------------------------------------------------------------------------------------------------------
        Security:  M4580N105
    Meeting Type:  AGM
    Meeting Date:  28-Feb-2010
          Ticker:
            ISIN:  AE000A0LF3V8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 07 MAR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       on the activity of the Bank and  its financial
       statements for the FYE 31 DEC 2009

2.     Approve the report of the External Auditors               Mgmt          For                            For
       for the FYE 31 DEC 2009

3.     Approve the Bank's balance sheet and profit               Mgmt          For                            For
       and loss statement for the FYE 31 DEC 2009

4.     Approve the appropriation of net profits for              Mgmt          For                            For
       the FYE 31 DEC 2009 and          distribution
       of 50% as cash dividend, reserves, provisions
       and the Board of   Directors' remuneration

5.     Grant discharge to the Board Members for their            Mgmt          For                            For
       actions during 2009

6.     Grant discharge to the External Auditors for              Mgmt          For                            For
       their actions during 2009

7.     Appoint the Auditors for the FY 2010 and approve          Mgmt          For                            For
       to determine their fees




--------------------------------------------------------------------------------------------------------------------------
 FIRST GULF BANK, ABU DHABI                                                                  Agenda Number:  702235385
--------------------------------------------------------------------------------------------------------------------------
        Security:  M4580N105
    Meeting Type:  EGM
    Meeting Date:  28-Feb-2010
          Ticker:
            ISIN:  AE000A0LF3V8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend, the Articles of Association to apply               Mgmt          For                            For
       the Corporate Governance rules as per ministerial
       resolution No 518 for 2009 and Clause 25 of
       the Articles of Association to apply the increase
       in the number of Board of Directors Members
       in accordance with Corporate Governance Rules
       and Commercial Law

2.     Approve to convert the Ministry of Finance deposit        Mgmt          For                            For
       into non convertible tier 2 capital and authorize
       the Board of Directors or delegated by the
       Board to take necessary actions and sign all
       contracts and agreements related to this

3.     Approve to renew the approval granted to the              Mgmt          For                            For
       Board of Directors in the EGM of the Bank held
       on 25 FEB 2008, authorizing the Board to increase
       banks capital after every conversion transaction
       of the Convertible Bonds issued or will be
       issued by the Bank not to exceed the initial
       approved amount for a period of 5 years commencing
       from the date of this EGM




--------------------------------------------------------------------------------------------------------------------------
 FIRST INTERNATIONAL BANK OF ISRAEL, TEL AVIV-JAFFA                                          Agenda Number:  702093648
--------------------------------------------------------------------------------------------------------------------------
        Security:  M1648G106
    Meeting Type:  OGM
    Meeting Date:  18-Oct-2009
          Ticker:
            ISIN:  IL0005930388
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL.

1.1    Approve the First International Group D and               Mgmt          For                            For
       O Insurance cover for the current year in the
       amount of USD 80 million for a total premium
       of USD 410,000 of which the share of the bank
       is USD 211,000

1.2    Approve the framework resolution for future               Mgmt          For                            For
       insurance during a period of 5 years provided
       that the annual premium does not increase by
       more than 20% above the previous year's premium

1.3    Approve the key for split of the premium between          Mgmt          For                            For
       the various Companies of the group, the bank
       insurance element being based on the number
       of employees and professional insurance based
       upon income

2.     Receive the financial statements and Directors'           Mgmt          For                            For
       report for 2008

3.1    Re-appoint J. Elad as an Officiating Director             Mgmt          For                            For

3.2    Re-appoint Z. Bino as an Officiating Director             Mgmt          For                            For

3.3    Re-appoint D. Arbel as an Officiating Director            Mgmt          For                            For

3.4    Re-appoint G. Bino as an Officiating Director             Mgmt          For                            For

3.5    Re-appoint A. Goldschmidt as an Officiating               Mgmt          For                            For
       Director

3.6    Re-appoint D. Lev as an Officiating Director              Mgmt          For                            For

3.7    Re-appoint G. Lahav as an Officiating Director            Mgmt          For                            For

3.8    Re-appoint G. Meuchas as an Officiating Director          Mgmt          For                            For

3.9    Re-appoint J. Neeman as an Officiating Director           Mgmt          For                            For

3.10   Approve that the External Directors continue              Mgmt          For                            For
       in office by provision of Law

4.     Receive the remuneration report of the Account            Mgmt          For                            For
       Auditors

5.     Re-appoint the Accountant Auditors for the current        Mgmt          For                            For
       year




--------------------------------------------------------------------------------------------------------------------------
 FIRST INTERNATIONAL BANK OF ISRAEL, TEL AVIV-JAFFA                                          Agenda Number:  702167556
--------------------------------------------------------------------------------------------------------------------------
        Security:  M1648G106
    Meeting Type:  EGM
    Meeting Date:  17-Dec-2009
          Ticker:
            ISIN:  IL0005930388
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Appoint Mr. M. Dayan as an External Director              Mgmt          For                            For
       in accordance with the Bank Management Regulation,
       subject to this approval by the Bank of Israel




--------------------------------------------------------------------------------------------------------------------------
 FIRST INTERNATIONAL BANK OF ISRAEL, TEL AVIV-JAFFA                                          Agenda Number:  702229332
--------------------------------------------------------------------------------------------------------------------------
        Security:  M1648G106
    Meeting Type:  EGM
    Meeting Date:  25-Feb-2010
          Ticker:
            ISIN:  IL0005930388
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the transaction and framework for the             Mgmt          For                            For
       grant by the Bank of credit     facilities
       to Paz Oil Company Ltd. and the subsidiaries
       of Paz, including     Ashdod Oil Refinery Ltd.,
       provided that the total credit at any one time
       to   all together does not exceed NIS 750 million,
       any credit transaction          exceeding 2%
       of shareholders' equity is subject to approval
       by the Audit      Committee. Interest on credit
       is not to be less than the "market interest
       rate for credit transactions", the Bank
       and Paz have owners of control in     common

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL




--------------------------------------------------------------------------------------------------------------------------
 FIRST INTERNATIONAL BANK OF ISRAEL, TEL AVIV-JAFFA                                          Agenda Number:  702409536
--------------------------------------------------------------------------------------------------------------------------
        Security:  M1648G106
    Meeting Type:  SGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  IL0005930388
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Approve the distribution of a cash  dividend              Mgmt          For                            For
       in a total amount of Nis 800     million

2      Approve to merge the share capital of the bank            Mgmt          For                            For
       in  such manner that every 5   years of Nis
       0.01  per value will be merged into 1 share
       of  Nis 0.05 per     value, with no compensation

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       CHANGE IN MEETING DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FIRST INVESTMENT BANK                                                                       Agenda Number:  702078987
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3031M102
    Meeting Type:  EGM
    Meeting Date:  28-Sep-2009
          Ticker:
            ISIN:  BG1100106050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       13 OCT 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Adopt a decision for non distribution of dividends        Mgmt          For                            For
       and performing of other allocations of the
       profit for 2009 proposed decision dividends
       should not be paid to shareholder and no other
       allocations of 2009 profit of the Bank should
       be performed in order to include the profit
       as of 30 JUN 2009 in the capital of the Bank
       by virtue of Article 3, Paragraph.4 of Regulation
       no 8 of BNB for the capital adequacy of credit
       institutions

2.     Adopt the report of the Internal Audit Control            Mgmt          For                            For
       Department proposed decision adopts the report
       of the Internal Audit Control Department




--------------------------------------------------------------------------------------------------------------------------
 FIRST INVESTMENT BANK                                                                       Agenda Number:  702368033
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3031M102
    Meeting Type:  AGM
    Meeting Date:  14-May-2010
          Ticker:
            ISIN:  BG1100106050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Management report of First Investment         Mgmt          For                            For
       Bank ad in 2009

2      Receive the report of the specialized audit               Mgmt          For                            For
       Company on the audit of the       annual financial
       statements of First Investment Bank ad for
       2009

3      Approve the annual financial statement of First           Mgmt          For                            For
       Investment Bank ad for 2009

4      Approve the distribution of the profit of First           Mgmt          For                            For
       Investment Bank ad for 2009

5      Receive the report of First Investment Banks              Mgmt          For                            For
       investor relations Director for  2009

6      Approve, relief of responsibility of the Members          Mgmt          For                            For
       of the Managing and          Supervisory Boards
       of First Investment Bank ad for their activities
       in 2009

7      Appointment of registered Auditor, specialized            Mgmt          For                            For
       audit Company KPMG Bulgaria    OOD to audit
       the annual financial statements of First Investment
       Bank for     2010

8      Approve, release of the Director of the specialized       Mgmt          For                            For
       internal control service

9      Appointment of the Director of the specialized            Mgmt          For                            For
       internal control service and   determines the
       remuneration

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 MAY 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF SECOND CALL DATE. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FIRST NATIONAL BANK OF BOTSWANA LTD                                                         Agenda Number:  702133303
--------------------------------------------------------------------------------------------------------------------------
        Security:  V35623111
    Meeting Type:  AGM
    Meeting Date:  11-Nov-2009
          Ticker:
            ISIN:  BW0000000066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To read the notice convening the meeting                  Non-Voting    No vote

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the YE 30 JUN 2009

2.     Approve the distribution of a dividend as recommended     Mgmt          For                            For
       by the Directors

3.     Re-elect J. K. Macaskill as a Director of the             Mgmt          For                            For
       Company, who retires by rotation in terms of
       the Constitution

4.     Re-elect M. T. Sekgororoane as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in terms
       of the Constitution

5.     Re-elect B. M. Bonyongo as a Director of the              Mgmt          For                            For
       Company

6.     Re-elect B. U. Madhav as a Director of the Company        Mgmt          For                            For

7.     Re-elect M. W. Ward as a Director of the Company          Mgmt          For                            For

8.     Approve the remuneration of the Directors for             Mgmt          For                            For
       the YE 30 JUN 2009

9.     Appoint the Auditors for the ensuing year and             Mgmt          For                            For
       approve to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 FIRST PHILIPPINE HOLDINGS CORP FPHC                                                         Agenda Number:  702294505
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2558N120
    Meeting Type:  AGM
    Meeting Date:  31-May-2010
          Ticker:
            ISIN:  PHY2558N1203
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Call to order                                             Mgmt          For                            For

2      Approve the proof of required notice                      Mgmt          For                            For

3      Approve to determine the Quorum                           Mgmt          For                            For

4      Approve the minutes of the 25 MAY 2009 Stockholders       Mgmt          For                            For
       Meeting

5      Receive the reports of the Chairman and the               Mgmt          For                            For
       President

6      Approve and ratify the 31 DEC 2009 reports and            Mgmt          For                            For
       the Audited financial          statements

7      Ratify the acts of the Board, of the Executive            Mgmt          For                            For
       Committee and the Management

8.1    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Election of Mr. Augusto      Almeda-Lopez as
       a Director

8.2    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Election of Amb. Thelmo Y.   Cunanan as a Director

8.3    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Election of Mr. Jose P. De   Jesus as a Director

8.4    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Election of Mr. Peter D.     Garrucho, Jr as
       a Director

8.5    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Election of Mr. Elpidio L.   Ibanez as a Director

8.6    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Election of Mr. Eugenio L.   Lopez III as a
       Director

8.7    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Election of Mr. Federico R.  Lopez as a Director

8.8    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Election of Mr. Manuel M.    Lopez as a Director

8.9    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Election of Mr. Oscar M.     Lopez as a Director

8.10   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Election of Mr. Ernesto B.   Rufino, Jr as
       a Director

8.11   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Election of Amb. Cesar B.    Bautista as an
       Independent Director

8.12   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Election of Mr. Oscar J.     Hilado as an Independent
       Director

8.13   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Election of Chief Justice    Artemio V. Panganiban
       as an Independent Director

8.14   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Election of Mr. Juan B.      Santos as an Independent
       Director

8.15   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Election of Mr. Washington   Z. Sycip as an
       Independent Director

9      Appointment of the External Auditors                      Mgmt          For                            For

10     Other matters                                             Non-Voting    No vote

11     Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIRST STEAMSHIP CO LTD                                                                      Agenda Number:  702463629
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y25709109
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  TW0002601002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    The 2009 business reports                                 Non-Voting    No vote

1.2    The 2009 Audited reports reviewed by Supervisors          Non-Voting    No vote

1.3    The issuance status of overseas convertible               Non-Voting    No vote
       bond

1.4    The Status of 2009 endorsements and guarantees            Non-Voting    No vote

2.1    Ratify 2009 business and financial reports                Mgmt          For                            For

2.2    Ratify 2009 earnings distribution proposal proposed       Mgmt          For                            For
       cash dividend : TWD 1.0   per share

2.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

2.4    Approve to revise the procedures of loan to               Mgmt          For                            For
       other parties

2.5    Approve to revise the procedures of endorsements          Mgmt          For                            For
       and guarantees

3      Other issues and extraordinary motions                    Non-Voting    No vote

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FIRSTRAND LTD                                                                               Agenda Number:  702147756
--------------------------------------------------------------------------------------------------------------------------
        Security:  S5202Z131
    Meeting Type:  AGM
    Meeting Date:  25-Nov-2009
          Ticker:
            ISIN:  ZAE000066304
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited annual financial statements             Mgmt          For                            For

2.1.A  Re-elect Lauritz Lanser Dippenaar as a Director           Mgmt          For                            For

2.1.B  Re-elect Vivian Wade Bartlett as a Director               Mgmt          For                            For

2.1.C  Re-elect David Johan Alister Craig as a Director          Mgmt          For                            For

2.1.D  Re-elect Ronald Keith Store as a Director                 Mgmt          For                            For

2.1.e  Re-elect Benedict James Van Der Ross as a Director        Mgmt          For                            For

2.2.1  Elect Johan Petrus Burger as a Director                   Mgmt          For                            For

2.2.2  Elect Deepak Premnarayen as a Director                    Mgmt          For                            For

2.2.3  Elect Jan Hendrik Van Greuning as a Director              Mgmt          For                            For

2.2.4  Elect Matthys Hendrik Visser as a Director                Mgmt          For                            For

o.1    Approve the Non-Executive Directors fees for              Mgmt          For                            For
       the year 30 JUN 2010

o.2    Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company until the next AGM and appoint
       Mr. Fulvio Tonelli as the individual registered
       auditor who undertake the audit for the Company
       for the year to 30 JUN 2010

o.3    Approve the Auditors remuneration                         Mgmt          For                            For

o.4    Approve to place the unissued ordinary shares             Mgmt          For                            For
       under the control of the Directors

o.5    Approve the general issue of ordinary shares              Mgmt          For                            For
       for cash

o.6    Approve the general issue of preference shares            Mgmt          For                            For
       for cash

o.7    Adopt the Firstrand Limited Conditional Share             Mgmt          For                            For
       Plan 2009

s.1    Approve the general repurchase of the Company             Mgmt          For                            For
       shares

s.2    Amend the Memorandum of Association                       Mgmt          For                            For

s.3    Amend the Articles of Association, the Bank               Mgmt          For                            For
       Act

s.4    Amend the Articles of Association, B preference           Mgmt          For                            For
       shares

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO SAB DE CV, MEXICO                                                Agenda Number:  702319030
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4182H115
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  MXP320321310
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the presentation, discussion, and if              Mgmt          For                            For
       relevant, and approval of the    proposal to
       exchange 100% of the shares of the beer operations
       owned by       fomento economico mexicano,
       s.a.b. de c.v. and or its subsidiaries for
       an     ownership interest in the Companies
       of HEINEKEN HOLDING N.V. AND HEINEKEN     N.V.

2      Receive the report from the General Director              Mgmt          For                            For
       of FOMENTO ECONOMICO MEXICANO,   S.A.B. DE
       C.V., opinion of the Board of Directors regarding
       the content of    the report from the General
       Director and reports from the Board of Directors
       itself with regard to the main accounting
       and information policies and        criteria
       followed in the preparation of the financial
       information, as well as regarding the operations
       and activities in which it has intervened,
       reports   from the Chairpersons of the audit
       and Corporate Practices Committees and the
       presentation of the financial statements for
       the 2009 FY, in accordance with  the terms
       of Article 172 of the general mercantile Companies
       Law and of the   applicable provisions from
       the Securities Market Law

3      Receive the report regarding fulfillment of               Mgmt          For                            For
       the tax obligations

4      Approve the allocation of the results account             Mgmt          For                            For
       from the 2009 FY, in which are  included the
       declaration and payment of a cash dividend,
       in MXN, in the       amount of MXN 0.1296608
       for each one of the Series B shares and the
       amount of MXN 0.162076 for each one of the
       Series D Shares, for a total of MXN 0.648304
       for each FEMSA Unit B and MXN 0.777965 for
       each FEMSA Unit BD

5      Approve to establish as the maximum amount of             Mgmt          For                            For
       funds that can be allocated to  the purchase
       of the shares of the Company, the amount of
       MXN 3,000,000,000.00

6      Election of the members of the Board of Directors         Mgmt          For                            For
       and Secretaries,

7      Election of the members of the (i) Finance and            Mgmt          For                            For
       planning, (ii) Audit and (iii)

8      Appointment of delegates to formalize the resolutions     Mgmt          For                            For
       of the meeting

9      Approve the reading and if relevant of the meeting        Mgmt          For                            For
       minutes




--------------------------------------------------------------------------------------------------------------------------
 FORMOSA CHEMICALS AND FIBRE CORP                                                            Agenda Number:  702457195
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y25946107
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0001326007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of directors dismission                        Non-Voting    No vote

A.4    The issuance status of unsecured convertible              Non-Voting    No vote
       bonds

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend TWD 4.5 per      share

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from             participation
       in competitive business

B.5    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.6    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.7    Approve the proposal of the election of the               Mgmt          For                            For
       Directors

B.8    Elect Wang Kane as a Director [ID No: A100684249]         Mgmt          For                            For

B.9    Other issues and extraordinary motions                    Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FORMOSA INTERNATIONAL HOTELS CORP                                                           Agenda Number:  702194490
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2603W109
    Meeting Type:  EGM
    Meeting Date:  01-Mar-2010
          Ticker:
            ISIN:  TW0002707007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 647271 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    Approve to revise the procedure of acquiring              Mgmt          For                            For
       or disposing asset

A.2    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FORMOSA INTERNATIONAL HOTELS CORP                                                           Agenda Number:  702466916
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2603W109
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  TW0002707007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 Audited reports                                  Non-Voting    No vote

A.3    The status of endorsement and guarantee                   Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend TWD 8.699 per    share

B.3    Approve the issuance of new shares from capital           Mgmt          For                            For
       reserves, proposed bonus      issue:100 for
       1,000 Shares held

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve to revise the procedures of endorsement,          Mgmt          For                            For
       guarantee and monetary loans

B.6    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FORMOSA PETROCHEMICAL CORP                                                                  Agenda Number:  702307364
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2608S103
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  TW0006505001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of the 2010 local unsecured corporate          Non-Voting    No vote
       bonds

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 3.8 per     share

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve the revision to the procedures of trading         Mgmt          For                            For
       derivatives

B.5    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in         competitive business

B.6    Other issues                                              Mgmt          Against                        Against

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHARHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FORMOSA PLASTICS CORP, TAIPEI                                                               Agenda Number:  702463566
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y26095102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  TW0001301000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 4 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in         competitive business

B.5    Other issues                                              Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FORMOSA TAFFETA CO LTD                                                                      Agenda Number:  702493420
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y26154107
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  TW0001434009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    Receive the report on the 2009 business operations        Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution as follows:          Mgmt          For                            For
       proposed cash dividend: TWD  0.8 per share

B.3    Approve to release the prohibition on the Directors       Mgmt          For                            For
       from participation in     competitive business

B.4    Amend the Articles of Incorporation                       Mgmt          For                            For

B.5    Other issues                                              Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FORMOSAN RUBBER GROUP INC                                                                   Agenda Number:  702462603
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2604N108
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  TW0002107000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 677147 DUE TO RECEIPT OF DIRECTOR'S AND
       SUPERVISOR'S NAMES. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND YOU
       WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE.
       THANK YOU.

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of endorsement and guarantee                   Non-Voting    No vote

A.4    The status of development of Land of Pan Chiao            Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 1.2 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans, endorsement and guarantee

B.5.1  Election of HSU, Cheng Tsai as a Director                 Mgmt          For                            For

b.5.2  Election of HSU, Cheng Chi as a Director                  Mgmt          For                            For

b.5.3  Election of Ragie International Inc. Lin, Kun             Mgmt          For                            For
       Zong as a Director

b.5.4  Election of Ragie International Inc. Hsu, Wei             Mgmt          For                            For
       Jyh as a Director

b.5.5  Election of Eurogear Corp. Hsu, Cheng-Hsin as             Mgmt          For                            For
       a Director

b.5.6  Election of Eurogear Corp. Cheng, Chia-Chun               Mgmt          For                            For
       as a Director

b.5.7  Election of Pac-Net Development Co. Ltd. Tang,            Mgmt          For                            For
       Kun Chen as a Director

b.5.8  Election of Hsu, Jeng Guan as a Supervisor                Mgmt          For                            For

b.5.9  Election of Ho, Min Chuan as a Supervisor                 Mgmt          For                            For

b.6    Approve to release the prohibition on Directors           Mgmt          For                            For
       and the representative from participation in
       competitive business

b.7    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FOSCHINI LTD                                                                                Agenda Number:  702057046
--------------------------------------------------------------------------------------------------------------------------
        Security:  S29260122
    Meeting Type:  AGM
    Meeting Date:  09-Sep-2009
          Ticker:
            ISIN:  ZAE000031019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

o.1    Receive and adopt the annual financial statements         Mgmt          For                            For
       of the Company and the Group for the YE 31
       MAR 2009

o.2    Re-appoint KPMG Inc. as the Auditors of the               Mgmt          For                            For
       Company, until the following AGM and authorize
       the Directors to determine the remuneration
       for the past year

o.3    Approve the remuneration to be paid to the Non-Executive  Mgmt          For                            For
       Directors for the year ending 31 MAR 2010,
       details are as follows: Chairman: ZAR 800,000,
       Audit Committee Chairman: ZAR 125,000, Director:
       ZAR 175,000, Member of the Audit Committee:
       ZAR 45,000, Member of the Remuneration Committee:
       ZAR 37,500, Member of the Risk Committee: 37,500,
       Member of the Transformation Committee: ZAR
       37,500

o.4    Re-elect Prof F. Abrahams as a Non- Executive             Mgmt          For                            For
       Director

o.5    Re-elect Mr. D. M. Nurek as a Non-Executive               Mgmt          For                            For
       Director

o.6    Re-elect Mr. D. M. Polak as a Non-Executive               Mgmt          For                            For
       Director

o.7    Re-elect Ms. K. N. Dhlomo as a Non-Executive              Mgmt          For                            For
       Director

o.8    Re-elect Mr. P. S. Meiring as an Executive Director       Mgmt          For                            For

o.9    Re-elect Ms. N. V. Simamane as a Non- Executive           Mgmt          For                            For
       Director

s.1    Approve, as a general approval contemplated               Mgmt          For                            For
       in Sections 85(2) and 85(3) of the Companies
       Act, 1973 [Act 61 of 1973] as amended [''the
       Act''], the acquisition by the Company or any
       of its subsidiaries from time to time of the
       issued ordinary shares of the Company, upon
       such terms and conditions and in such amounts
       as the Directors of the Company may from time
       to time determine, but subject to the Articles
       of Association of the Company, the provisions
       of the Act and the Listings Requirements of
       the JSE Limited [JSE] as presently constituted
       and which may be amended from time to time,
       and subject to the repurchase of securities
       being effected through the order book operated
       by the JSE trading system and done without
       any prior understanding or arrangement between
       the Company and the counterparty [reported
       trades are prohibited]; repurchase may not
       be made at a price greater than 10% above the
       weighted average of the market value for the
       securities for the 5 business days immediately
       preceding the date on which the transaction
       is effected; at any point in time, a Company
       may only appoint 1 agent to effect any repurchases
       on the Company's behalf ; issuers may only
       undertake a repurchase of securities, if, after
       such repurchase, it still complies with Paragraphs
       3.37 to 3.41 concerning shareholder spread
       requirements; an issuer or its subsidiary may
       not repurchase securities during a prohibited
       period as defined in Paragraph 3.67 and the
       acquisition of ordinary shares in any 1 FY
       may not exceed, in aggregate 20% of the Company's
       issued ordinary share capital of that class,
       at the time that approval is granted, and the
       acquisition of shares by a subsidiary of the
       Company may not exceed 10% in aggregate in
       any 1 FY of the number of issued shares of
       the Company of that Class; [Authority expires
       the earlier of the next AGM or 15 months]

o.10   Authorize any Director of the Company to do               Mgmt          For                            For
       all such things and sign all such documents
       as may be necessary for or incidental to the
       implementation of Ordinary Resolutions 1 to
       9 and Special Resolution Number 1 proposed
       at the meeting convened to consider this resolution

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FOTEX HOLDING SE COMPANY LIMITED BY SHARES, LUXEMBOURG                                      Agenda Number:  702083281
--------------------------------------------------------------------------------------------------------------------------
        Security:  X2992A107
    Meeting Type:  EGM
    Meeting Date:  01-Oct-2009
          Ticker:
            ISIN:  HU0000096409
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No Action
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       01 OCT 2009 AT 12:00 P.M. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.A    Amend the Articles of Association of the Company          Mgmt          No Action
       in relation with decisions adopted by the EGM
       which took place on 04 JUN 2009: precision
       relating to the division of the share capital,
       the total share capital amount is EUR 30,543,933,
       divided into 70,723,650 ordinary shares and
       2,000,000 preferential dividend bearing shares
       at EUR 0.42 each

1.B    Amend the Article 5.2 of the Memorandum and               Mgmt          No Action
       A Articles and modification of the words parts
       beneficiaries/founders shares/in action dividends
       privileges/preferential dividend bearing shares
       in relation with decisions adopted by the EGM
       which took place on 04 JUN 2009

1.C    Amend the second sentence of the Article 5.2              Mgmt          No Action
       of the Memorandum and Articles as follows,
       the actions dividends privileges/preferential
       dividend bearing shares/give the owners the
       right to the share capital if the Company is
       wound up or dissolved in relation with decisions
       adopted by the EGM which took place on 04 JUN
       2009

1.D    Amend the Article 13 of the Memorandum and Articles       Mgmt          No Action
       in order to allow the Members of the Audit
       Committee to be shareholders of Company in
       relation with decisions adopted by the EGM
       which took place on 04 JUN 2009

1.E    Amend the Article 15 of the Memorandum and Articles       Mgmt          No Action
       concerning the date of the AGM, which will
       take place every year on the 26th of April,
       if this day is not a business day in Luxembourg,
       the assembly will be postponed for 2 business
       days in relation with decisions adopted by
       the EGM which took place on 04 JUN 2009

1.F    Amend the address of Mrs. Anna Rammer to 1028             Mgmt          No Action
       Budapest, Mariaremetei UT 106 in relation with
       decisions adopted by the EGM which took place
       on 04 JUN 2009

2.     Approve to modify the mandate for the Board               Mgmt          No Action
       of Directors and for the Audit Committee Members

3.     Approve the remuneration of VAN CAUTER - SNAUWAERT        Mgmt          No Action
       and CO S.A.R.L. Chartered Accountant's fees
       for the first business year

4.     Appoint a Chartered Accountant for auditing               Mgmt          No Action
       the FOTEX Group's consolidated balance sheet
       and the establishment of the corresponding
       fees

5.     Approve the Manager's modification who is personally      Mgmt          No Action
       responsible for accountancy by Ernst and Young
       Konyvvizsgalo Kft [1132 Budapest, Vaci ut 20]

6.     Approve the remuneration of Ernst and Young               Mgmt          No Action
       Konyvvizsgalo Kft [1132 Budapest, Vaci ut 20]
       for the year of 2009

7.     Approve to recall the Members of the Board of             Mgmt          No Action
       Directors

8.     Elect the New Board of Directors for a period             Mgmt          No Action
       that will end at the general assembly of the
       Company in 2012

9.     Approve to establish the fees for the New Board           Mgmt          No Action
       of Directors

10.    Approve to recall the Audit Committee                     Mgmt          No Action

11.    Elect the New Audit Committee                             Mgmt          No Action

12.    Approve to establish the fees for the New Audit           Mgmt          No Action
       Committee




--------------------------------------------------------------------------------------------------------------------------
 FOURTH GENERATION COMPANY OF WHOLESALE ELECTRICITY MARKET OJSC WGC-4                        Agenda Number:  702462538
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3095X101
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  RU000A0JNGA5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 706780 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approve the annual report, annual accounting              Mgmt          For                            For
       statements, distribution of profit and loss
       of the Company based on the results of FY 2009

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE NOTE THAT ONLY A VOTE
       "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS.

2.1    Election of Lutz Peter Feldmann as the Members            Mgmt          For                            For
       of the Board of Director

2.2    Election of Tazin Sergey Afanasievich as the              Mgmt          For                            For
       Members of the Board of Director

2.3    Election of Frank Siebert as the Members of               Mgmt          For                            For
       the Board of Director

2.4    Election of Sablukov Yuriy Stepanovich as the             Mgmt          For                            For
       Members of the Board of Director

2.5    Election of Yurgens Igor Yurievich as the Members         Mgmt          For                            For
       of the Board of Director

2.6    Election of Ketkin Lev Aleksandrovich as the              Mgmt          For                            For
       Members of the Board of Director

2.7    Election of Reiner Hartmann as the Members of             Mgmt          For                            For
       the Board of Director

2.8    Election of Gunter Eckhardt Rummler as the Members        Mgmt          For                            For
       of the Board of Director

2.9    Election of Karl-Heinz Feldmann as the Members            Mgmt          For                            For
       of the Board of Director

2.10   Election of Dr. Hermann Schmitt as the Members            Mgmt          For                            For
       of the Board of Director

2.11   Election of Uwe Heinz Fip as the Members of               Mgmt          For                            For
       the Board of Director

3.1    Election of Michael Winfried Christian Wilhelm            Mgmt          For                            For
       Michael Winfried Christian as the Members to
       the Auditing Commission

3.2    Election of Kolpatzik Andreas as the Members              Mgmt          For                            For
       to the Auditing Commission

3.3    Election of Mazidovski Mario Dietmar as the               Mgmt          For                            For
       Members to the Auditing Commission

3.4    Election of Patrikeev Stanislav Alexandrovich             Mgmt          For                            For
       as the Members to the Auditing Commission

4      Approve the Company's Auditor                             Mgmt          For                            For

5      Approve the Company's Charter new reading                 Mgmt          For                            For

6      Approve the Provision on the General Meeting              Mgmt          For                            For
       of shareholders of the Company in new reading

7      Approve the Provision on the Company's Auditing           Mgmt          For                            For
       Commission in new reading

8      Approve the Provision on the Company Board of             Mgmt          For                            For
       Directors in new reading

9      Approve the Provision on the Company's Executive          Mgmt          For                            For
       Board in new reading

10     Approve the address to Department of Justice              Mgmt          For                            For
       of Russian Federation about including into
       the Company's official name the title Russian
       Federation or Russia and also derivations of
       this title




--------------------------------------------------------------------------------------------------------------------------
 FOXCONN INTL HLDGS LTD                                                                      Agenda Number:  702411808
--------------------------------------------------------------------------------------------------------------------------
        Security:  G36550104
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  KYG365501041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANKS YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291061.pdf

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       of the Company and its subsidiaries for the
       YE 31 DEC 2009 together with the reports of
       the Directors and the Independent Auditor

2.     Re-elect Mr. Lee Jin Ming as a Director and               Mgmt          For                            For
       authorize the Board of Directors of the Company
       to fix his remuneration

3.     Re-elect Mr. Chih Yu Yang as a Director and               Mgmt          For                            For
       authorize the Board of Directors of the Company
       to fix his remuneration

4.     Appointment of Mr. Lee Jer Sheng as a Director            Mgmt          For                            For
       and authorize the Board of Directors of the
       Company to fix his remuneration

5.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and authorize the Board of Directors
       of the Company to fix their remuneration

6.     Authorize the Directors to purchase shares of             Mgmt          For                            For
       the Company in accordance with Ordinary Resolution
       (6) as set out in the notice of the meeting

7.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares of the Company
       in accordance with Ordinary Resolution (7)
       as set out in the notice of the meeting

8.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares of the Company
       in accordance with Ordinary Resolution (8)
       as set out in the notice of the meeting

9.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares of the Company
       under the share scheme of the Company in accordance
       with Ordinary Resolution (9) as set out in
       the notice of the meeting




--------------------------------------------------------------------------------------------------------------------------
 FOXCONN TECHNOLOGY CO LTD                                                                   Agenda Number:  702421986
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3002R105
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  TW0002354008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS      ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A     SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER    PARTIES.
       IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO       CONTACT THE CANDIDATE
       AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC
       INFORMATION, AN ELECTION WOULD BE   DEEMED
       AS A 'NO VOTE'.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of joint-venture in People's Republic          Non-Voting    No vote
       of China

A.4    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, cash dividend:      Mgmt          For                            For
       TWD 0.8 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, stock dividend:    140 for 1,000
       shares held

B.4    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.5    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.6    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.7    Election of the Directors and the Supervisors             Mgmt          For                            For

B.8    Approve to release the prohibition on Directors           Mgmt          For                            For
       from  participation in        competitive
       business

B.9    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FPT CORPORATION                                                                             Agenda Number:  702300360
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y26333107
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2010
          Ticker:
            ISIN:  VN000000FPT1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report of the Board of Directors              Mgmt          For                            For
       for 2009, and the budget and     salary of
       Board of Director for 2010

2      Receive the report of management                          Mgmt          For                            For

3      Receive the report of Committee of Supervisors            Mgmt          For                            For
       for 2009

4      Approve the profit distribution plan for the              Mgmt          For                            For
       year 2009

5      Approve the additional issuance plan and bonus            Mgmt          Against                        Against
       issue event

6      Approve to issuing preference shares for staff,           Mgmt          Against                        Against
       and common stocks employees




--------------------------------------------------------------------------------------------------------------------------
 FREEWORLD COATINGS LTD                                                                      Agenda Number:  702187421
--------------------------------------------------------------------------------------------------------------------------
        Security:  S3076D104
    Meeting Type:  AGM
    Meeting Date:  05-Feb-2010
          Ticker:
            ISIN:  ZAE000109450
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Group annual financial statements             Mgmt          For                            For

2.1    Re-elect Ms. B. Ngonyama as a Director                    Mgmt          For                            For

2.2    Re-elect Mr. D. B. Ntsebeza as a Director                 Mgmt          For                            For

2.3    Re-elect Mr. P. M. Surgey as a Director                   Mgmt          For                            For

3.     Re-appoint Deloitte & Touche as the Independent           Mgmt          For                            For
       Auditors of the Company and Mr. L.T. Taljaard
       as the Individual Registered Auditor who will
       undertake the Audit of the Company for the
       ensuing year and approve to determine the remuneration
       of the Auditors

4.S.1  Approve the general authority authorizing the             Mgmt          For                            For
       Company to acquire shares

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING OF RESOLUTION NO.4 AND RECEIPT
       OF THE AUDITOR NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FUBON FINL HLDG CO LTD                                                                      Agenda Number:  702463679
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y26528102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  TW0002881000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The 2009 issuance status of unsecured and subordinated    Non-Voting    No vote
       corporate bonds

A.4    The status of assets impairment                           Non-Voting    No vote

A.5    The revision to the rules of board meeting                Non-Voting    No vote

A.6    The promotion of relative laws and regulations            Non-Voting    No vote
       governing the same one person  or the connected
       proposes to hold more than ratio of voting
       of shares of the  same one financial holding
       Company

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 2 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings; proposed stock     dividend: 50 for
       1,000 shares held

B.4    Approve the long-term capital injection                   Mgmt          For                            For

B.5    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.6    Approve to revise the procedures of asset acquisition     Mgmt          For                            For
       or disposal and trading derivatives

B.7    Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from             participation
       in competitive business

B.8    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 G STEEL PUBLIC CO LTD                                                                       Agenda Number:  702312113
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2905B118
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  TH0891010017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the minutes of the AGM for the year               Mgmt          For                            For
       2009 on 23 APR 2009

2      Acknowledge the annual report prepared by the             Mgmt          For                            For
       Board of Directors for the year 2009

3      Approve the balance sheet and the profit and              Mgmt          For                            For
       loss statements for the year     2009 ended
       31 DEC 2009

4      Approve to consider the abstention of a dividend          Mgmt          For                            For
       payment from the Company's   business operations
       for the year 2009

5      Election of the Directors in replacement of               Mgmt          For                            For
       those retired by rotation

6      Approve the audit committee member appointments           Mgmt          For                            For

7      Approve to set the amount of remuneration to              Mgmt          For                            For
       be paid to Directors for the     year 2010

8      Appointment of the Auditor(s) and approve the             Mgmt          For                            For
       auditing fee for the year 2010

9      Any other matters (if any)                                Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 GAFISA S A                                                                                  Agenda Number:  702124215
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4408T158
    Meeting Type:  EGM
    Meeting Date:  16-Nov-2009
          Ticker:
            ISIN:  BRGFSAACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Grant authority for the seventh issuance of               Mgmt          For                            For
       simple debentures, which are not convertible
       into shares, in a single and indivisible lot,
       of a single series, with a floating guarantee
       and an additional guarantee which will include
       collateral guarantees, in the total amount
       of up to BRL 600,000,000.00, with maturity
       in 5 years from the date of issuance, with
       registration with the Securities Commission
       being waived, in accordance with the terms
       of Article 5 II of Securities Commission Instruction
       Number 400, for the purpose of financing the
       construction of residential real estate developments,
       both those that are developed and are to be
       developed, that fall within the framework of
       the Housing Financing System SFH legislation
       issuance

II.    Authorize the Company's Board of Directors to             Mgmt          For                            For
       amend, if necessary, the matters that are dealt
       with in the second part of the first paragraph
       of Article 59 of Law Number 6404.76

III.   Authorize the Company's Board of Directors to             Mgmt          For                            For
       take all the steps to make the issuance effective,
       including, but not limited to, doing all of
       the acts necessary for the negotiation and
       signing of the issue indenture and of the related
       contracts, for the hiring of financial institutions
       authorized to work on the securities market,
       as brokers, of the trustee, of the paying agent,
       of the collateral agent, of the construction
       agent, of the transfer agent institution, of
       the legal advisers and other institutions that
       may be necessary to carry out the issuance,
       establishing their respective fees, as well
       as the publication and registration of documents
       of a corporate nature with the competent bodies

IV.    Ratify all the acts that have been done by Management     Mgmt          For                            For
       before the date of the general meeting




--------------------------------------------------------------------------------------------------------------------------
 GAFISA S A                                                                                  Agenda Number:  702153329
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4408T158
    Meeting Type:  EGM
    Meeting Date:  30-Dec-2009
          Ticker:
            ISIN:  BRGFSAACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.

1.     Approve the protocol and justification of merger,         Mgmt          For                            For
       by the Company, of all the shares in circulation
       issued by its subsidiary Construtora Tenda
       S.A. share merger, signed by the Managements
       of the Companies on 09 NOV 2009, as well as
       the acts and measures provided in that document

2.     Ratify the nomination and contracting of Apsis            Mgmt          For                            For
       Consultoria Empresarial LTDA to prepare the
       valuation report on the shares issued by Construtora
       Tenda S.A. that will be contributed to the
       capital of the Company, for the purposes of
       Articles 227 and 8 of Law Number 6404.76

3.     Approve the valuation report                              Mgmt          For                            For

4.     Approve the share merger and the consequent               Mgmt          For                            For
       increase in share capital of the Company, through
       the issuance of common shares to be subscribed
       for and paid in by the Managers of Construtora
       Tenda S.A. in the name of its shareholders,
       with the consequent amendment of Article 5
       of the Company's Corporate Bylaws so as to
       reflect the mentioned increase

5.     Approve the assumption, by the Company, of the            Mgmt          For                            For
       options granted and not exercised within the
       context of the Stock Option Plan of Construtora
       Tenda S.A.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GAFISA S A                                                                                  Agenda Number:  702192977
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4408T158
    Meeting Type:  EGM
    Meeting Date:  22-Feb-2010
          Ticker:
            ISIN:  BRGFSAACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to increase of the limit of the authorized        Mgmt          For                            For
       capital of Company to      300,000,000 common
       shares, with the consequent amendment of the
       main part of  Article 6 of the Corporate By-Laws

2      Approve to split the common shares issued by              Mgmt          For                            For
       the Company, in the proportion   of 1/2 i.e.,
       two new shares in the place of each share existing
       on the date   of the resolution, with the consequent
       amendment of the main part of Article  5 of
       the Corporate By-Laws of the Company and without
       a change in the amount  of the share capital

3      Approve, if the matter contained in Item II               Mgmt          For                            For
       above is approved, a new          amendment
       of the main part of Article 6 of the Corporate
       By-Laws of the       Company for the purpose
       of adjusting the authorized capital to the
       split of   the common shares issued by the
       Company, in the same proportion of 2/1, with,
       as a consequence, the increase that is the
       subject of Item I coming to be     considered
       from 300,000,000 common shares to 600,000,000
       common shares

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GAFISA S A                                                                                  Agenda Number:  702313886
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4408T158
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  BRGFSAACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

1      Receive the accounts of the Administrators,               Mgmt          For                            For
       the financial statements          regarding
       the FYE 31 DEC 2009

2      Approve to decide on the allocation of the net            Mgmt          For                            For
       profits from the FY of 2008    and the distribution
       of dividends in the amount of BRL 50,716,096.23

3      Election of the members of the Board of Directors         Mgmt          For                            For

4      Approve to set the amount of the aggregate remuneration   Mgmt          For                            For
       to be paid to the     Administrators of the
       Company in the 2010 FY

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 GAFISA S A                                                                                  Agenda Number:  702349487
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4408T158
    Meeting Type:  EGM
    Meeting Date:  06-May-2010
          Ticker:
            ISIN:  BRGFSAACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1      Amend the Article 5 of the Corporate Bylaws               Mgmt          For                            For
       of the Company in such a way as to reflect
       the capita l increases approved by the Board
       of Directors, within the limit of the authorized
       capital, to the date t he general meeting is
       held

2.a    Amend the Article 3 , in such a way as to correct         Mgmt          For                            For
       the reference to other Articles of the Corporate
       Bylaws

2.b    Amend the Article 18, in such a way as to establish       Mgmt          For                            For
       the method for replacing Members of the Board
       of Directors, in the event they are temporarily
       impeded or absent or there is a vacancy

2.c    Amend the line W of Article 21, in such a way             Mgmt          For                            For
       as to correct the reference to another Article
       of the Corporate Bylaws

2.d    Amend the inclusion of New Articles 29, 30,               Mgmt          For                            For
       31 and 32, in order to include in the Corporate
       Bylaws the duties and powers of the Chief Financial
       Officer, of the Construction Superintendent
       Officer, of the development Superintendent
       Officer and of the Institutional Relations
       Officer, with the consequent renumbering of
       the specified Articles

3      Approve to consolidate the Corporate Bylaws               Mgmt          For                            For
       of the Company

4      Approve in guarantee of the obligations of the            Mgmt          Against                        Against
       Company, within the framework of its seventh
       issuance of simple debentures, not convertible
       into shares, in a single and indivisible lot,
       in a single series, with a floating guarantee
       and an additional guarantee including collateral
       guarantees, for public distribution seventh
       issuance, approved at the EGM held on 16 NOV
       2009, to authorize the constitution of a deed
       of trust on the real property that is part
       of the real estate developments financed by
       the seventh issuance in favor of the debenture
       holder, represented by the Trustee

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GAFISA S A                                                                                  Agenda Number:  702390852
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4408T158
    Meeting Type:  EGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  BRGFSAACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the protocol and justification of merger          Mgmt          For                            For
       of shares relative to the merger, into the
       Company, of all of the shares issued buy Shertis
       Empreendimentos E Particiapacoes S.A., Shertis,
       with corporate taxpayer ID number 11.039.942.0001.08,
       share merger, the principal asset of which
       consists of shares representative of 20% of
       the share capital of Alphaville Urbanismo S.A.,
       a USA, as well as the other acts and measures
       contemplated in it

2.     Ratify the appointment and hiring of the specialized      Mgmt          For                            For
       Company Apsis Consultoria Empresarial Ltda.,
       Apsis, responsible for the preparation of the
       valuation report, at book value, of the shares
       issued by shertis that will be merged into
       the share capital of the Company, valuation
       report

3.     Approve the valuation report presented by Apsis,          Mgmt          For                            For
       which was prepared on the basis of the special
       Shertis balance sheet dated 31 DEC 2009 and
       audited by Terco Grant Thornton Auditors Independents

4.     Approve the share merger and the consequent               Mgmt          For                            For
       increase of the share capital of the Company,
       to be subscribed for and paid in by the managers
       of Shertis, through the contribution to the
       Company of the shares representative of the
       share capital of the mentioned Company

5.     Approve the new wording of Article 5 of the               Mgmt          For                            For
       Corporate By-Laws relative to the share capital
       for the purpose of reflecting the increase
       in the share capital of the Company as a result
       of the share merger

6.     Approve the consolidation of the Corporate By-Laws        Mgmt          For                            For
       of the Company

7.     Authorize the managers of the Company to do               Mgmt          For                            For
       all the acts necessary to effectuate the mentioned
       share merger and the other proposed resolutions

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GAIL (INDIA) LTD                                                                            Agenda Number:  702076414
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2682X135
    Meeting Type:  AGM
    Meeting Date:  08-Sep-2009
          Ticker:
            ISIN:  INE129A01019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2009, profit & loss account
       for the YE 31 MAR 2009, Directors' report,
       the Auditors' report and the comments thereupon
       of Comptroller & Auditor General of India

2.     Declare a final dividend of 30% [INR 3 per share]         Mgmt          For                            For
       on the paid-up equity share capital of the
       Company for the YE 31 MAR 2009 as recommended
       by the Board and the interim dividend of 40%
       [ INR 4 per share] already paid in the month
       of February 2009

3.     Re-appoint Shri. A. K. Purwaha as a Director,             Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Shri. S. Sundareshan as a Director,            Mgmt          For                            For
       who retires by rotation

5.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to decide and fix the remuneration of the Statutory/Branch
       Auditors of the Company in terms of the provisions
       of Section 224(8)(aa) of the Companies Act,
       1956 for the FY 2009-2010, as may be deemed
       fit by the Board

6.     Appoint Prof. A. Q. Contractor as a Director              Mgmt          For                            For
       of the Company, who is liable to retire by
       rotation

7.     Appoint Shri Apurva Chandra as a Director of              Mgmt          For                            For
       the Company, who is liable to retire by rotation

8.     Appoint Shri R. D. Goyal as a Director of the             Mgmt          For                            For
       Company, who is liable to retire by rotation,
       on such terms and conditions, remuneration
       and tenure as may be determined by the President
       of India from time to time




--------------------------------------------------------------------------------------------------------------------------
 GAIL (INDIA) LTD                                                                            Agenda Number:  702073038
--------------------------------------------------------------------------------------------------------------------------
        Security:  36268T206
    Meeting Type:  AGM
    Meeting Date:  08-Sep-2009
          Ticker:
            ISIN:  US36268T2069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN INFORMATION MEETING.          Non-Voting    No vote
       SHOULD YOU WISH TO ATTEND THE MEETING PERSONALLY,
       YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING
       YOUR CLIENT REPRESENTATIVE. THANK YOU

1.     To receive, consider and adopt the audited balance        Non-Voting    No vote
       sheet as at 31 MAR 2009, profit & loss account
       for the YE 31 MAR 2009, the Directors' Report,
       the Auditors' Report and the comments thereupon
       of Comptroller & Auditor General of India

2.     To declare a final dividend of 30% [INR 3 per             Non-Voting    No vote
       share] on the paid up equity share capital
       of the Company for the YE on 31 MAR 2009, as
       recommended by the Board and confirm the interim
       dividend of 40% [INR 4 per share] already paid
       in month of FEB 2009

3.     To re-appoint Shri A.K. Purwaha as a Director,            Non-Voting    No vote
       who retires by rotation

4.     To re-appoint Shri S. Sundareshan as a Director,          Non-Voting    No vote
       who retires by rotation

5.     To authorize the Board of Directors of the Company        Non-Voting    No vote
       to decide and fix the remuneration of the Statutory/Branch
       Auditors of the Company for the FY 2009-2010,
       as may be deemed fit by the Board

6.     To appoint, in accordance with the provision              Non-Voting    No vote
       of Section 257 and other applicable provisions,
       if any, of the Companies Act, 1956, Prof. A.Q.
       Contractor as a Director of the Company, liable
       to retire by rotation

7.     To appoint, in accordance with the provision              Non-Voting    No vote
       of Section 257 and other applicable provisions,
       if any, of the Companies Act, 1956, Shri Apurva
       Chandra as a Director of the Company, liable
       to retire by rotation

8.     To appoint, in accordance with the provision              Non-Voting    No vote
       of Section 257 and other applicable provisions,
       if any, of the Companies Act, 1956, Shri R.D.
       Goyal as a Director [Projects] of the Company,
       liable to retire by rotation, on such terms
       and conditions, remunerations and tenure as
       may be determined by the President of India
       from time to time




--------------------------------------------------------------------------------------------------------------------------
 GALFAR ENGINEERING & CONTRACTING SAOG                                                       Agenda Number:  702291802
--------------------------------------------------------------------------------------------------------------------------
        Security:  M47096108
    Meeting Type:  AGM
    Meeting Date:  29-Mar-2010
          Ticker:
            ISIN:  OM0000003521
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Board of Directors report for the             Mgmt          For                            For
       YE 31 DEC 2009

2      Approve the corporate governance report for               Mgmt          For                            For
       the YE 31 DEC 2009

3      Approve the Auditors report audited annual financial      Mgmt          For                            For
       statements and profit    and loss accounts
       for the YE 31 DEC 2009

4      Approve the Board of Directors recommendation             Mgmt          For                            For
       to distribute cash dividend at  a rate of 10%
       i.e. ten Baisa per share

5      Approve the Board of Directors recommendation             Mgmt          For                            For
       to distribute a stock dividend  at A rate of
       10 % i.e. one share per ten shares of the issued
       and paid up     share capital of the Company,
       as a result of such resolution the number of
       shares of the Company will increase from
       300 million shares to 330 million    shares

6      Ratify the sitting fees for the Board of Directors        Mgmt          For                            For
       and its subcommittees      during the FY 2009
       and fix sitting fees for the FY 2010 as per
       attachment

7      Approve the Directors remuneration for the FY             Mgmt          For                            For
       2009 in a sum of Ro 76840

8      Approve to inform the AGM on the related party            Mgmt          For                            For
       transactions those took place  during the FYE
       31 DEC 2009 and approve the same as per attachment

9      Approve to inform the AGM on the related party            Mgmt          For                            For
       transactions if any that the   Company will
       undergo during the up coming FYE 31 DEC 2010
       and approve same as per attachment

10     Approve to appoint the external Auditors for              Mgmt          For                            For
       the FYE 31 DEC 2010 and          determine
       their fees




--------------------------------------------------------------------------------------------------------------------------
 GAMUDA BHD                                                                                  Agenda Number:  702155828
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2679X106
    Meeting Type:  AGM
    Meeting Date:  17-Dec-2009
          Ticker:
            ISIN:  MYL5398OO002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive the audited financial statements               Non-Voting    No vote
       for the YE 31 JUL 2009 and the reports of the
       Directors and Auditors thereon

1.     Approve the payment of the Directors' fees of             Mgmt          For                            For
       MYR 334,000 for the YE 31 JUL 2009

2.     Re-elect Y. Bhg Tan Sri Dato' Seri Dr Haji Zainul         Mgmt          For                            For
       Ariff bin Haji Hussain as a Director, who retires
       pursuant to Article 95 of the Company's Articles
       of Association

3.     Re-elect Y. Bhg Dato' Haji Azmi bin Mat Nor,              Mgmt          For                            For
       who retires pursuant to Article 95 of the Company's
       Articles of Association

4.     Re-elect Mr. Saw Wah Theng as a Director, who             Mgmt          For                            For
       retires pursuant to Article 95 of the Company's
       Articles of Association

5.     Re-appoint Y. Bhg Tan Sri Dato' Ir Talha bin              Mgmt          For                            For
       Haji Mohd Hashim as a Director of the Company,
       who retires pursuant to Section 129 of the
       Companies Act, 1965, to hold office until the
       conclusion of the next AGM

6.     Re-appoint Y. Bhg Tan Sri Dato' Mohd Ramli bin            Mgmt          For                            For
       Kushairi as a Director of the Company, who
       retires pursuant to Section 129 of the Companies
       Act, 1965, to hold office until the conclusion
       of the next AGM

7.     Re-appoint Y. Bhg Dato' Ir Kamarul Zaman bin              Mgmt          For                            For
       Mohd Ali as a Director of the Company, who
       retires pursuant to Section 129 of the Companies
       Act, 1965, to hold office until the conclusion
       of the next AGM

8.     Re-appoint Y.M. Raja Dato' Seri Abdul Aziz bin            Mgmt          For                            For
       Raja Salim as a Director of the Company, who
       retires pursuant to Section 129 of the Companies
       Act, 1965, to hold office until the conclusion
       of the next AGM

9.     Re-appoint Messrs. Ernst & Young, the retiring            Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

10.    Authorize the Company, subject to the provisions          Mgmt          For                            For
       of the Companies Act, 1965, the Articles of
       Association of the Company, the requirements
       of Bursa Malaysia Securities Berhad [Bursa
       Securities] main Market Listing requirements
       and the approvals of all relevant Government
       and/or Regulatory Authorities, to purchase
       such number of ordinary shares of MYR 1.00
       each of the Company [Proposed Share Buy-back]
       as may be determined by the Directors of the
       Company from time to time through Bursa Securities
       upon such terms and conditions as the Directors
       may deem fit in the interest of the Company
       provided that the aggregate number of shares
       to be purchased pursuant to this resolution
       does not exceed 10% of the total issued and
       paid-up share capital for the time being of
       the Company and an amount not exceeding the
       retained profits and/or share premium of the
       Company be allocated by the Company for the
       Proposed Share Buy-back; and at the discretion
       of the Directors, upon such purchase by the
       Company of its own shares, the purchased shares
       will be cancelled and/or retained as treasury
       shares and subsequently be cancelled, distributed
       as dividends or resold on Bursa Securities;
       and authorize the Directors to do all acts
       and things and to enter into and execute all
       commitments, transactions, deeds, agreements,
       arrangements, undertakings, indemnities, transfers,
       assignments and/or guarantees as the Directors
       may deem fit and expedient in order to implement,
       finalize and give full effect to the proposed
       Share Buy-back with full powers to assent to
       any conditions, modifications, revaluations,
       variations and/or amendments as may be required
       or imposed by any relevant authorities and/or
       any amendments, variations and/or modifications
       in the interest of the Company as may be approved
       by any relevant authorities if such approvals
       are required; [Authority expires earlier at
       the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM after that date is required by
       law to be held], but not so as to prejudice
       the completion of the purchase of its own shares
       by the Company before the aforesaid expiry
       date and, in any event, in accordance with
       the provisions of the Listing Requirements
       of Bursa Securities or any other relevant authorities

       Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT, WHERE A MEMBER IS AN AUTHORIZED         Non-Voting    No vote
       NOMINEE AS DEFINED UNDER THE SECURITIES INDUSTRY
       [CENTRAL DEPOSITORIES] ACT, 1991, IT MAY APPOINT
       AT LEAST 1 PROXY BUT NOT MORE THAN 2 PROXIES
       IN RESPECT OF EACH SECURITIES ACCOUNT IT HOLDS
       WITH ORDINARY SHARES OF THE COMPANY STANDING
       TO THE CREDIT OF THE SAID SECURITIES ACCOUNT.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GAMUDA BHD                                                                                  Agenda Number:  702296523
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2679X106
    Meeting Type:  EGM
    Meeting Date:  05-Apr-2010
          Ticker:
            ISIN:  MYL5398OO002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Bursa Malaysia Securities Berhad              Mgmt          Against                        Against
       Bursa Securities  for the       admission
       of the warrants to the official list of the
       main market of Bursa    Securities, the listing
       and quotation of the warrants and new shares
       to be    issued pursuant to the exercise of
       the warrants on the main market of Bursa
       Securities and the approval of other relevant
       authorities; authorize the      Board of Directors
       of the Company  Board  to provisionally allot
       by way of a  renounceable rights issue up to
       267,696,915 warrants at an issue price of MYR
       0.10 per Warrant to the shareholders of the
       Company whose names appear in the record of
       depositors at the close of business on an entitlement
       date to be    determined by the Board  Entitled
       Shareholders , CONTD.

-      CONTD. on the basis of 1 warrant for every 8              Non-Voting    No vote
       existing shares held by the      Entitled Shareholders
       and on such other terms and conditions as the
       Board may determine  Proposed Rights Issue
       of Warrants ; authorize the Board to
       determine and vary if deemed fit, necessary
       and/or expedient, the exercise    price of
       the Warrants and the issue price and/or exercise
       price of any other  securities issued or to
       be issued in connection with the Proposed Rights
       Issue of Warrants; any Warrants which
       are not validly taken up or which are   not
       allotted for any reason whatsoever shall first
       be made available for      excess applications
       in such manner as the Board shall determine
       at its        absolute discretion; CONTD.

-      CONTD. the warrants shall be allotted and issued          Non-Voting    No vote
       in registered form on the    basis that, subject
       to any adjustments to the subscription rights
       attached to the warrants under the provisions
       of the deed poll to be executed by the
       Company constituting the warrants  Deed Poll
       , each warrant entitles its      holder to
       subscribe for 1 new share at an exercise price
       to be determined,    during its prescribed
       exercise period; the warrants and new shares
       to be      issued pursuant to the exercise
       of the warrants shall be listed on the main
       market of Bursa Securities; the proceeds
       of the proposed Rights Issue of      Warrants
       be utilized for the purposes as specified CONTD.

-      CONTD. and authorize the Board with full powers           Non-Voting    No vote
       to vary the manner and/or     purpose of utilization
       of such proceeds in such manner as the Board
       may deem  fit, necessary and/or expedient,
       subject  where required  to the approval of
       the relevant authorities; to deal with any
       fractional entitlements that may   arise from
       the Proposed Rights Issue of Warrants in such
       manner and on such   terms and conditions as
       the Board shall in its absolute discretion
       deem fit   or expedient or in the best interests
       of the Company; allot and issue such    number
       of additional warrants pursuant to the adjustments
       under the Deed Poll  Additional Warrants  and
       to adjust from time to time the exercise price
       and/or the par value of the new shares
       to which the holder(s) of the Warrants are
       entitled to subscribe CONTD.

-      CONTD. as a consequence of the adjustments under          Non-Voting    No vote
       the provisions in the Deed   Poll and/or to
       effect such modifications, variations and/or
       amendments as may be imposed / required / permitted
       by Bursa Securities and any other relevant
       authorities or parties or otherwise; allot
       and issue such appropriate number  of new shares,
       credited as fully paid-up, to the holders of
       the warrants      arising from the exercise
       of the warrants and the exercise of additional
       warrants and all new shares to be issued
       pursuant to the exercise of the      warrants
       and the exercise of additional warrants shall,
       upon allotment and    issuance, rank pari passu
       in all respects with the existing shares, except
       that the new shares shall not be entitled
       to any dividends, rights,           allotments
       and/or distributions which may be declared,
       CONTD.

-      CONTD. made or paid to the shareholders of the            Non-Voting    No vote
       Company, the entitlement date  of which is
       prior to the date of allotment of the new shares;
       enter into the  Deed Poll with full powers
       to assent to any condition, modification,
       revaluation, variation and/or amendments
       if any  as the Board may deem fit,  necessary
       and/or expedient or as may be imposed by the
       relevant authorities   and to take all steps
       as it may consider necessary in order to implement,
       finalize and give full effect to the deed
       poll subject to all provisions and  adjustments
       contained therein; enter into any underwriting
       agreement(s) for   the underwriting of any
       part of the Proposed Rights Issue of Warrants
       and/or  the warrants and all other documents,
       agreements and/or arrangements CONTD.

-      CONTD. in connection with the underwriting of             Non-Voting    No vote
       the Proposed Rights Issue of    Warrants and/or
       the warrants with such parties and upon such
       terms and        conditions as the Board may
       deem fit; and do all acts, deeds and things
       and   execute, sign, deliver and cause to be
       delivered on behalf of the Company all such
       transactions, arrangements, agreements and/or
       documents as may be        necessary or expedient
       in order to implement, give effect to and complete
       the Proposed Rights Issue of Warrants with
       full powers to assent to any           condition,
       modification, variation and/or amendment to
       the terms of the       Proposed Rights Issue
       of Warrants as the Board may deem fit, necessary
       and/or expedient in the interests of the Company
       or as may be imposed by any         relevant
       authority or consequent upon CONTD.

-      CONTD. the implementation of the said conditions,         Non-Voting    No vote
       modifications, variations   and/or amendments
       and to take all steps as it considers necessary
       in          connection with the Proposed Rights
       Issue of Warrants; this resolution        constitutes
       approval for the issuance of securities in
       the Company            contemplated herein
       which is made pursuant to an offer, agreement
       or option   and shall continue in full force
       and effect until all warrants, additional
       warrants and new shares to be issued pursuant
       to or in connection with the    Proposed Rights
       Issue of Warrants have been duly allotted and
       issued in       accordance with the terms of
       the Proposed Rights Issue of Warrants




--------------------------------------------------------------------------------------------------------------------------
 GAZIT GLOBE (1982) LTD                                                                      Agenda Number:  702306829
--------------------------------------------------------------------------------------------------------------------------
        Security:  M4792X107
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  IL0001260111
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Approve to discuss the financial statements               Mgmt          For                            For
       and Director's report for 2009

2      Re-appointment of Accountant Auditors and authorize       Mgmt          For                            For
       the Board to fix their    remuneration

3      Re-appointment of Mr. C. Ben-dor as a Director            Mgmt          For                            For

4      Approve to update the remuneration of Directors,          Mgmt          For                            For
       other than External          Directors and
       those Directors who hold an additional office
       in the Company,   the update in accordance
       with the regulations will currently be NIS
       82,841    annul remuneration and NIS 3,085
       meeting attendance fees, the Directors are
       also entitled to an annual grant of 25,000
       options or a quantity of options   the economic
       value of which in accordance with the black
       and schules formula  is NIS 120,000, whichever
       is the less, they are also entitled to D and
       O      liability exemption, indemnity and insurance
       cover as previously approved by  general meeting

5      Approve the annual bonus in the amount of NIS             Mgmt          Against                        Against
       500,000 for the substitute      Chairman Mr.
       A. Mintkevitch




--------------------------------------------------------------------------------------------------------------------------
 GAZPROM NEFT OJSC, ST.PETERSBURG                                                            Agenda Number:  702501823
--------------------------------------------------------------------------------------------------------------------------
        Security:  X7813K101
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  RU0009062467
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 707220 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approve the annual report                                 Mgmt          For                            For

2      Approve the balance sheet, profit and loss statement      Mgmt          For                            For

3      Approve the profit and loss distribution and              Mgmt          For                            For
       dividend payment at RUB 3.57 per ordinary share
       for the year 2009

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE NOTE THAT ONLY A VOTE
       "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS.

4.1    Election of Alisov Vladimir Mikhailovich to               Mgmt          For                            For
       the Board of Directors

4.2    Election of Garaev Marat Marselevich to the               Mgmt          For                            For
       Board of Directors

4.3    Election of Golubev Valery Alexandrovich to               Mgmt          For                            For
       the Board of Directors

4.4    Election of Dubik Nikolay Nikolaevich to the              Mgmt          For                            For
       Board of Directors

4.5    Election of Dyukov Alexandr Valerievich to the            Mgmt          For                            For
       Board of Directors

4.6    Election of Kalinkin Alexandr Vyacheslavovich             Mgmt          For                            For
       to the Board of Directors

4.7    Election of Kruglov Andrey Vyacheslavovich to             Mgmt          For                            For
       the Board of Directors

4.8    Election of Miller Alexey Borisovich to the               Mgmt          For                            For
       Board of Directors

4.9    Election of Miheev Alexandr Leonidovich to the            Mgmt          For                            For
       Board of Directors

4.10   Election of Pavlova Olga Petrovna to the Board            Mgmt          For                            For
       of Directors

4.11   Election of Podyuk Vasiliy Grigorievich to the            Mgmt          For                            For
       Board of Directors

4.12   Election of Seleznev Kirill Gennadievich to               Mgmt          For                            For
       the Board of Directors

5.1    Election of Arkhipov Dmitry Alexandrovich to              Mgmt          For                            For
       the Audit Commission

5.2    Election of Kovalev Vitaliy Anatolievich to               Mgmt          For                            For
       the Audit Commission

5.3    Election of Frolov Alexandr Alexandrovich to              Mgmt          For                            For
       the Audit Commission

6      Approve the External Auditor                              Mgmt          For                            For

7      Approve the remuneration to the Board of Directors        Mgmt          For                            For

8      Approve the remuneration to the Audit Commission          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GAZPROM O A O                                                                               Agenda Number:  702456369
--------------------------------------------------------------------------------------------------------------------------
        Security:  368287207
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  US3682872078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BECAUSE OF THE SIZE OF THE               Non-Voting    No vote
       AGENDA [139 RESOLUTIONS] FOR THE GAZPROM OF
       RUSSIA MEETING, THE AGENDA HAS BEEN BROKEN
       UP AMONG TWO INDIVIDUAL MEETINGS. THE MEETING
       IDS AND HOW THE RESOLUTIONS HAVE BEEN BROKEN
       OUT ARE AS FOLLOWS: MEETING ID 711982 [RESOLUTIONS
       1 THROUGH 10.70] AND MEETING ID 711640 [RESOLUTIONS
       10.71 THROUGH 12.11]. IN ORDER TO VOTE ON THE
       COMPLETE AGENDA OF THIS MEETING YOU MUST VOTE
       ON ALL TWO MEETINGS.

10.71  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and ZAO
       Gazprom Invest Yug, pursuant to which ZAO Gazprom
       Invest Yug undertakes, within the period between
       July 1, 2010 and December 31, 2011, acting
       on OAO Gazprom's instructions, to provide services
       related to implementation of OAO Gazprom's
       investment projects involving construction
       and commissioning of facilities and OAO Gazprom
       undertakes to pay for such services the maximum
       amount of 9 billion Rubles

10.72  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OOO
       Gazpromtrans, pursuant to which OOO Gazpromtrans
       undertakes, within the period between July
       1, 2010 and December 31, 2011, acting on OAO
       Gazprom's instructions, to provide services
       related to implementation of OAO Gazprom's
       investment projects involving construction
       and commissioning of facilities and OAO Gazprom
       undertakes to pay for such services the maximum
       amount of 600 million Rubles

10.73  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and ZAO
       Gaztelecom, pursuant to which ZAO Gaztelecom
       undertakes, within the period between July
       1, 2010 and December 31, 2011, acting on OAO
       Gazprom's instructions, to provide services
       related to implementation of OAO Gazprom's
       investment projects involving construction
       and commissioning of facilities and OAO Gazprom
       undertakes to pay for such services the maximum
       amount of 80 million Rubles

10.74  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OOO
       Gazprom Tsentrremont, pursuant to which OOO
       Gazprom Tsentrremont undertakes, within the
       period between July 1, 2010 and December 31,
       2011, acting on OAO Gazprom's instructions,
       to provide services related to implementation
       of OAO Gazprom's investment projects involving
       construction and commissioning of facilities,
       and OAO Gazprom undertakes to pay for such
       services the maximum amount of 1.6 billion
       Rubles

10.75  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       SOGAZ pursuant to which OAO SOGAZ undertakes,
       in the event of loss or destruction of, or
       damage to, including deformation of the original
       geometrical dimensions of the structures or
       individual elements of, machinery or equipment;
       linear portions, technological equipment and
       fixtures of trunk gas pipelines, petroleum
       pipelines or refined product pipelines; property
       forming part of wells; natural gas held at
       the facilities of the Unified Gas Supply System
       in the course of transportation or storage
       in underground gas storage reservoirs [insured
       property], as well as in the event of losses
       incurred by OAO Gazprom as a result of an interruption
       in production operations due to destruction
       or loss of or damage to insured property [insured
       events], to make payment of insurance compensation
       to OAO Gazprom or OAO Gazprom's subsidiary
       companies to which the insured property has
       been leased [beneficiaries] up to the aggregate
       insurance amount not exceeding 10 trillion
       Rubles in respect of all insured events, and
       OAO Gazprom undertakes to pay OAO SOGAZ an
       insurance premium in an aggregate maximum amount
       of 5 billion Rubles, with each agreement having
       an effective term of 1 year

10.76  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       SOGAZ pursuant to which OAO SOGAZ undertakes,
       in the event that harm is caused to life, health
       or property of other persons or the natural
       environment as a result of an emergency or
       incident occurring, among other things, as
       a result of a terrorist act at a hazardous
       industrial facility operated by OAO Gazprom
       [insured events], to make an insurance payment
       to physical persons whose life, health or property
       has been harmed, to legal entities whose property
       has been harmed or to the state, acting through
       those authorized agencies of executive power
       whose competence includes environmental protection
       management, in the event that harm is caused
       to the natural environment [beneficiaries]
       up to an aggregate insurance amount not exceeding
       30 million Rubles, and OAO Gazprom undertakes
       to pay an insurance premium in an aggregate
       maximum amount of 100,000 Rubles, each agreement
       having an effective term of 1 year

10.77  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       SOGAZ pursuant to which OAO SOGAZ undertakes,
       in the event that harm is caused to the life
       or health of OAO Gazprom's employees [insured
       persons] as a result of an accident that occurs
       during the period of the insurance coverage
       on a 24-hour-a-day basis or diseases that are
       diagnosed during the effective period of the
       agreements [insured events], to make an insurance
       payment to the insured person or the person
       designated by him as his beneficiary or to
       the heir of the insured person [beneficiaries],
       up to the aggregate insurance amount not exceeding
       150 billion Rubles, and OAO Gazprom undertakes
       to pay OAO SOGAZ an insurance premium in an
       aggregate maximum amount of 40 million Rubles,
       each agreement having an effective term of
       1 year

10.78  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       SOGAZ, pursuant to which OAO SOGAZ undertakes,
       in the event that harm is caused to the life
       or health of employees of OAO Gazprom's branch
       responsible for the administration of OAO Gazprom
       premises [insured persons] as a result of an
       accident occurring during the performance by
       an insured person of his official duties, including
       the time of travel from the place of residence
       of such person to the place of the performance
       of his official duties, and back, within 2.5
       hours before the beginning and after the end
       of the working day [insured events], to make
       an insurance payment to the insured person
       or the person designated by him as his beneficiary
       or to a heir of the insured person [beneficiaries],
       up to the aggregate insurance amount not exceeding
       279.66 million Rubles, and OAO Gazprom undertakes
       to pay OAO SOGAZ an insurance premium in an
       aggregate maximum amount of 589,000 Rubles,
       each agreement having an effective term of
       1 year

10.79  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       SOGAZ pursuant to which OAO SOGAZ undertakes,
       whenever employees of OAO Gazprom or members
       of their families or non-working retired former
       employees of OAO Gazprom or members of their
       families [insured persons who are beneficiaries]
       apply to a health care institution for the
       provision of medical services [insured events],
       to arrange and pay for the provision of medical
       services to the insured persons up to the aggregate
       insurance amount not exceeding 90 billion Rubles
       and OAO Gazprom undertakes to pay OAO SOGAZ
       an insurance premium in an aggregate maximum
       amount of 200 million Rubles, each agreement
       having an effective term of 1 year

10.80  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       SOGAZ pursuant to which OAO SOGAZ undertakes,
       whenever employees of OAO Gazprom's branch
       responsible for the administration of OAO Gazprom
       premises, members of their families or nonworking
       retired former employees of OAO Gazprom's branch
       responsible for the administration of OAO Gazprom
       premises [insured persons who are beneficiaries]
       apply to a health care institution for the
       provision of medical services [insured events],
       to arrange and pay for the provision of medical
       services to the insured persons up to the aggregate
       insurance amount not exceeding 154.3 million
       Rubles and OAO Gazprom undertakes to pay OAO
       SOGAZ an insurance premium in an aggregate
       maximum amount of 151.2 million Rubles, each
       agreement having an effective term of 1 year

10.81  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       SOGAZ pursuant to which OAO SOGAZ undertakes,
       whenever employees of OAO Gazprom's branch
       OAO Gazprom Avtopredpriyatie, members of their
       families or non-working retired former employees
       of OAO Gazprom's branch OAO Gazprom Avtopredpriyatie
       or members of their families [insured persons
       who are beneficiaries] apply to a health care
       institution for the provision of medical services
       [insured events], to arrange and pay for the
       provision of medical services to the insured
       persons up to the aggregate insurance amount
       not exceeding 62.8 million Rubles and OAO Gazprom
       undertakes to pay OAO SOGAZ an insurance premium
       in an aggregate maximum amount of 59.03 million
       Rubles, each agreement having an effective
       term of 1 year

10.82  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       SOGAZ pursuant to which OAO SOGAZ undertakes,
       whenever harm [damage or destruction] is caused
       to a transportation vehicle owned by OAO Gazprom,
       or such vehicle is stolen or hijacked, or an
       individual component, part, unit, device or
       supplementary equipment installed on such transportation
       vehicle is stolen [insured events], to make
       an insurance payment to OAO Gazprom [beneficiary]
       up to the aggregate insurance amount not exceeding
       1,183.6 million Rubles and OAO Gazprom undertakes
       to pay OAO SOGAZ an insurance premium in an
       aggregate maximum amount of 22.49 million Rubles,
       each agreement having an effective term of
       1 year

10.83  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreement between OAO Gazprom and OAO SOGAZ
       pursuant to which OAO SOGAZ undertakes, in
       the event of: assertion of claims against members
       of the Board of Directors or the Management
       Committee of OAO Gazprom who are not persons
       holding state positions in the Russian Federation
       or positions in the state civil service [insured
       persons] by physical persons or legal entities
       for whose benefit the agreement will be entered
       into and who could suffer harm, including shareholders
       of OAO Gazprom, debtors and creditors of OAO
       Gazprom, employees of OAO Gazprom, as well
       as the Russian Federation represented by its
       authorized agencies and representatives [third
       parties [beneficiaries]] for compensation of
       losses resulting from unintentional erroneous
       acts [omissions] of insured persons in the
       conduct by them of their management activities;
       the insured persons incurring judicial or other
       costs in settling such claims; assertion of
       claims against OAO Gazprom by third persons
       [beneficiaries] for compensation of losses
       resulting from unintentional erroneous acts
       [omissions] of insured persons in the conduct
       by them of their management activities on the
       basis of claims asserted with respect to OAO
       Gazprom's securities, as well as claims originally
       asserted against insured persons; OAO Gazprom
       incurring judicial or other costs in settling
       such claims [insured events], to make an insurance
       payment to third parties [beneficiaries] whose
       interests were prejudiced, as well as insured
       persons and/or OAO Gazprom in the event of
       incurrence of judicial or other costs involved
       in settling claims for compensation of losses,
       up to the aggregate insurance amount not exceeding
       the Ruble equivalent of 100 million U.S. Dollars,
       and OAO Gazprom undertakes to pay OAO SOGAZ
       an insurance premium in an aggregate maximum
       amount equal to the Ruble equivalent of 2 million
       U.S. Dollars, such agreement having an effective
       term of 1 year

10.84  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Vostokgazprom, ZAO Gaztelecom, OAO Gazprom
       Promgaz, OAO Gazpromregiongaz, OOO Gazprom
       Export, OOO Gazpromtrans, ZAO Gazprom Invest
       Yug, OAO Gazprom Space Systems, OOO Gazprom
       Komplektatsiya, ZAO Gazprom Neft Orenburg,
       OAO Gazprom Neft , OAO Druzhba, OAO Lazurnaya,
       OOO Mezhregiongaz, OAO Salavatnefteorgsintez,
       OAO SOGAZ, DOAO Tsentrenergogaz of OAO Gazprom,
       OAO Tsentrgaz, Gazprombank [Open Joint Stock
       Company] and ZAO Yamalgazinvest [the Contractors]
       pursuant to which the Contractors undertake
       to provide, from August 30, 2010 to December
       31, 2010, in accordance with instructions from
       OAO Gazprom, services of arranging for and
       carrying out stocktaking of fixed assets of
       OAO Gazprom that are to be leased to the Contractors,
       and OAO Gazprom undertakes to pay for such
       services an aggregate maximum amount of 3 million
       Rubles

10.85  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Gazprom Promgaz, pursuant to which OAO Gazprom
       Promgaz undertakes, within the period between
       July 1, 2010 and November 30, 2011, to perform,
       acting on OAO Gazprom's instructions, research
       work for OAO Gazprom covering the following
       subjects: "Development of regulatory and methodological
       documentation ensuring reliability and development
       of gas distribution systems"; "Development
       of recommendations concerning the selection
       of gas supply options in respect of remote
       and newly commissioned gas consuming facilities";
       "Predictive estimate of efficient areas and
       volumes of the use of natural gas and other
       types of fuel and energy resources in regions
       of Eastern Siberia and the Far East through
       the year of 2030 under different economic development
       scenarios"; "Flow diagram of development of
       Severokolpakovskoye gas condensate field with
       identification of a pilot production period";
       "Development of OAO Gazprom's technical policy
       covering the energy parameters of the unified
       gas supply system through the year of 2020"
       and deliver the research results to OAO Gazprom,
       and OAO Gazprom undertakes to accept of the
       research results and pay for such work an aggregate
       maximum amount of 127.54 million Rubles

10.86  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Gazprom Promgaz, pursuant to which OAO Gazprom
       Promgaz undertakes within the period between
       July 1, 2010 and November 30, 2011 to perform,
       acting on OAO Gazprom's instructions, research
       work for OAO Gazprom covering the following
       subjects: "Preparation of regulatory and methodological
       documents on ensuring control of development
       of natural gas fields at OAO Gazprom"; "Technical
       and economic considerations concerning the
       utilization residual gas at Astrakhan Gas Processing
       Facility"; "Development of permanent geological
       and technological [geological and filtration]
       models of Kshuk and Lower Kvakchik gas condensate
       fields"; "Development of a methodology for
       cost-effective management of low pressure trunk
       transportation of gas in a gas transportation
       system with compressor plants equipped with
       full-pressure gas pumping units [based on the
       example of GTS OOO Gazprom Transgaz Yugorsk]";
       "Development of regulatory and technical documentation
       for arrangement for and conduct of repairs
       of OAO Gazprom's facilities", delivering the
       research results to OAO Gazprom and OAO Gazprom
       undertakes to accept the research results and
       pay for such work an aggregate maximum amount
       of 328.4 million Rubles

10.87  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Gazprom Promgaz, pursuant to which OAO Gazprom
       Promgaz undertakes within the period between
       July 1, 2010 and November 30, 2011 to perform,
       acting on OAO Gazprom's instructions, research
       work for OAO Gazprom covering the following
       subjects: "Development of regulatory documentation
       for the information support of prospecting
       and development of gas condensate and oil and
       gas condensate fields in the area of the study
       of gas condensate parameters of wells and deposits,
       planning and monitoring of the mining process";
       "Information and analytical support of the
       management of gas distribution to consumers
       in Russian Federation regions, including monitoring
       of the load of gas pipeline branches and analysis
       of the compliance with the terms of permits
       for the use of gas"; "Development of a set
       of regulatory documents relating to standardization
       of the dispatch control of gas supply systems";
       "Development of regulatory and methodological
       basis facilitating the preparation of development
       and exploitation of methane-coal deposits",
       delivering the research results to OAO Gazprom
       and OAO Gazprom undertakes to accept the research
       results and pay for such work an aggregate
       maximum amount of 321.7 million Rubles

10.88  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, Agreements
       between OAO Gazprom and OAO Gazprom Promgaz,
       pursuant to which OAO Gazprom Promgaz undertakes
       within the period between July 1, 2010 and
       December 31, 2012 to perform, acting on OAO
       Gazprom's instructions, research work for OAO
       Gazprom covering the following subject: "A
       program of commissioning gas pipeline branches
       through the year of 2030", delivering the research
       results to OAO Gazprom and OAO Gazprom undertakes
       to accept the research results and pay for
       such work an aggregate maximum amount of 100
       million Rubles

10.89  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Gazprom Promgaz, pursuant to which OAO Gazprom
       Promgaz undertakes within the period between
       July 1, 2010 and December 31, 2011 to perform,
       acting on OAO Gazprom's instructions, research
       work for OAO Gazprom covering the following
       subject: "Development of a system of costing
       design and exploration operations at OAO Gazprom's
       facilities on the basis of labor costs", delivering
       the research results to OAO Gazprom and OAO
       Gazprom undertakes to accept the research results
       and pay for such work an aggregate maximum
       amount of 58 million Rubles

10.90  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Gazprom Promgaz, pursuant to which OAO Gazprom
       Promgaz undertakes within the period between
       July 1, 2010 and December 31, 2010 to perform,
       acting on OAO Gazprom's instructions, research
       work for OAO Gazprom covering the following
       subject: "Development of corporate unit rates
       for construction and assembly, drilling, start-up
       and commissioning work by clusters of concentrated
       construction in prices current as of 01 JAN
       2010 [by types of directories of state and
       industry cost estimation standards used in
       the design of production facilities]", delivering
       the research results to OAO Gazprom and OAO
       Gazprom undertakes to accept the research results
       and pay for such work an aggregate maximum
       amount of 35 million Rubles

10.91  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Gazprom Promgaz, pursuant to which OAO Gazprom
       Promgaz undertakes within the period between
       July 1, 2010 and December 31, 2011 to perform,
       acting on OAO Gazprom's instructions, research
       work for OAO Gazprom covering the following
       subject: "Improvement of the technology of
       natural gas conversion on a bifunctional catalytic
       agent with the production of synthetic liquid
       fuel and development of proposals for the introduction
       of the developed technological solutions for
       pilot production purposes", delivering the
       research results to OAO Gazprom and OAO Gazprom
       undertakes to accept the research results and
       pay for such work an aggregate maximum amount
       of 360 million Rubles

10.92  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Gazprom Promgaz, pursuant to which OAO Gazprom
       Promgaz undertakes within the period between
       July 1, 2010 and December 31, 2012 to perform,
       acting on OAO Gazprom's instructions, research
       work for OAO Gazprom covering the following
       subject: "Development of plans of activities
       for supply of natural gas and gasification
       of regions of Eastern Siberia and the Far East",
       delivering the research results to OAO Gazprom
       and OAO Gazprom undertakes to accept the research
       results and pay for such work an aggregate
       maximum amount of 14.5 million Rubles

10.93  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Gazprom Promgaz pursuant to which OAO Gazprom
       Promgaz undertakes to perform, within the period
       between July 1, 2010 and December 31, 2011,
       acting on OAO Gazprom's instructions, research
       work for OAO Gazprom covering the following
       subjects: "Development of a Comprehensive Program
       for Early Diagnostics and Prevention of Cardiovascular
       Diseases of OAO Gazprom's Personnel"; "Development
       of an Occupational Risk Management System and
       a Program for Prevention of Injuries to Personnel
       at OAO Gazprom's Enterprises"; "Development
       of a regulatory and methodological framework
       for the vocational selection of personnel at
       OAO Gazprom's organizations for work on a rotational
       team basis"; and "Development of a Comprehensive
       Program for Early Identification and Prevention
       of Oncological Diseases of OAO Gazprom's Personnel",
       delivering the research results to OAO Gazprom
       and OAO Gazprom undertakes to accept the research
       results and pay for such work an aggregate
       maximum amount of 90 million Rubles

10.94  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Gazprom Promgaz pursuant to which OAO Gazprom
       Promgaz undertakes to perform, within the period
       between July 1, 2010 and December 31, 2012,
       acting on OAO Gazprom's instructions, research
       work for OAO Gazprom covering the following
       subjects: "Development of a system of medical,
       sanitary and psychological support for work
       at the Shtokman field with the use of rotational
       team labor system" and "Development of unified
       standards for evaluating [monitoring] and forecasting
       the impact of natural, environmental and production
       factors on the state of human health in the
       area of construction of the Pre-Caspian gas
       pipeline, development of the Caspian Sea shelf
       and Central Asian oil and gas fields", delivering
       the research results to OAO Gazprom and OAO
       Gazprom undertakes to accept the research results
       and pay for such work an aggregate maximum
       amount of 116 million Rubles

10.95  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Gazprom Promgaz, pursuant to which OAO Gazprom
       Promgaz undertakes, within the period between
       July 1, 2010 and December 31, 2010, acting
       on OAO Gazprom's instructions, to provide services
       related to express assessment of estimated
       cost of OAO Gazprom's commissioned facilities,
       determination of the operational cost and expenses
       included in Chapters 1 and 9 of the consolidated
       estimates of the construction cost of OAO Gazprom's
       facilities in accordance with statutory, methodological
       and regulatory documentation effective as of
       January 1, 2010, with the purpose of establishing
       effective control over the use of the mentioned
       limits, analysis of the labor costs involved
       in the design of mining facilities, trunk gas
       pipelines and compressor plants on the basis
       of actual data provided by OAO Gazprom's design
       institutions, support of the Comprehensive
       Plan of Activities for Optimizing the Company's
       Costs Structure in terms of cost estimation-related
       regulatory framework and assessment of cost
       estimation-related regulatory documents facilitating
       the introduction of new construction technologies,
       and OAO Gazprom undertakes to pay for such
       services an aggregate maximum amount of 66
       million Rubles

10.96  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Gazprom Promgaz, pursuant to which OAO Gazprom
       Promgaz undertakes, within the period between
       July 1, 2010 and July 1, 2012 to perform, acting
       on OAO Gazprom's instructions, research work
       for OAO Gazprom covering the following subject:
       "Assessment of opportunities for the sale of
       methane extracted at the primary production
       sites of Kuznetsk Coal Basin", delivering the
       research results to OAO Gazprom, and OAO Gazprom
       undertakes to accept of the research results
       and pay for such work an aggregate maximum
       amount of 35 million Rubles

10.97  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Gazprom Promgaz and OAO Gazprom Space Systems
       [the Contractors], pursuant to which the Contractors
       undertake, within the period between July 1,
       2010 and December 31, 2010, acting on OAO Gazprom's
       instructions, to provide services related to
       implementation of programs of scientific and
       technical cooperation of OAO Gazprom with foreign
       partner companies and OAO Gazprom undertakes
       to pay for such services an aggregate maximum
       amount of 2 million Rubles

10.98  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and ZAO
       Gaztelecom, pursuant to which ZAO Gaztelecom
       undertakes, within the period between July
       1, 2010 and December 31, 2011, to perform,
       acting on OAO Gazprom's instructions, a set
       of work relating to technical maintenance of
       OAO Gazprom's technological assets constituting
       elements of communication lines and equipment
       of the fiber optic communication system of
       Yamal–Europe pipeline in the territories
       of the Russian Federation and the Republic
       of Belarus, delivering the results to OAO Gazprom,
       and OAO Gazprom undertakes to accept of the
       results of the operations and pay for such
       work an aggregate maximum amount of 268.24
       million Rubles

10.99  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       an agreement between OAO Gazprom and OAO Gazprom
       Promgaz, pursuant to which OAO Gazprom Promgaz
       will deliver to OAO Gazprom complete exclusive
       rights to utility model "Corporate system for
       collecting space data required for the design
       and operation of long-distance technical structures,
       prospecting of oil and gas fields and their
       development and operation" owned by it, and
       OAO Gazprom undertakes to pay OAO Gazprom Promgaz
       a fee for the acquisition of exclusive rights
       to the utility model in an aggregate maximum
       amount of 20,000 Rubles

10100  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Gazprom Promgaz, ZAO Gazprom Invest Yug and
       OAO Tomskgazprom [the Licensees], pursuant
       to which OAO Gazprom will grant the Licensees
       ordinary [non-exclusive] license to use computer
       software package "Software for computation
       of cost estimates based on the resource method
       under the current level of well construction
       prices" by recording it in the memory of the
       Licensees' computers, and the Licensees will
       pay OAO Gazprom a license fee in an aggregate
       maximum amount of 975,000 Rubles

10101  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OOO
       Gazpromtrans, ZAO Yamalgazinvest, OOO Mezhregiongaz,
       OAO Gazpromregiongaz, OAO Salavatnefteorgsintez,
       OOO REP and Gazpromipoteka Fund [the Licensees],
       pursuant to which OAO Gazprom will grant the
       Licensees an ordinary [non-exclusive] license
       to use OAO Gazprom's trade marks, registered
       in the State Register of Trade Marks and Service
       Marks of the Russian Federation, as follows:
       on goods, labels or packaging of goods which
       are produced, offered for sale, sold or displayed
       at exhibitions or fairs or otherwise introduced
       into civil transactions in the territory of
       the Russian Federation, are stored or transported
       for such purpose or brought into the territory
       of the Russian Federation; in connection with
       performance of work or provision of services,
       including the development of oil and gas fields
       or construction of oil or gas pipelines; on
       covering, business and other documentation,
       including documentation related to introduction
       of goods into civil transactions; in offers
       for the sale of goods, performance of work
       or provision of services, as well as in announcements,
       advertisements, in connection with the conduct
       of charitable or sponsored events, in printed
       publications, on official letterheads, on signs,
       including signs on administrative buildings,
       industrial facilities, multi-functional refueling
       complexes providing accompanying types of roadside
       service, shops, car washing units, cafes, car
       service/tire fitting businesses, recreational
       services centers, on transportation vehicles,
       as well as on clothes and individual protection
       gear; on the Licensees' corporate seals; in
       the Internet; in the Licensees' corporate names,
       and the Licensees will pay OAO Gazprom license
       fees in the form of quarterly payments for
       the right of use of each of OAO Gazprom's trade
       mark with respect to each transaction in the
       amount not exceeding 300 times the minimum
       statutory wage established by the effective
       legislation of the Russian Federation as of
       the date of signing the delivery and acceptance
       acts, plus value added tax at the rate required
       by the effective legislation of the Russian
       Federation, in an aggregate maximum amount
       of 38.232 million Rubles

10102  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Gazprom Neft [the Licensee], pursuant to which
       OAO Gazprom will grant the Licensee an exclusive
       license to use the following OAO Gazprom's
       trade marks, registered in blue, azure and
       white color/color combination in the State
       Register of Trade Marks and Service Marks of
       the Russian Federation, as follows: on goods,
       labels or packaging of goods which are produced,
       offered for sale, sold or displayed at exhibitions
       or fairs or otherwise introduced into civil
       transactions in the territory of the Russian
       Federation, are stored or transported for such
       purpose or brought into the territory of the
       Russian Federation; in connection with performance
       of work or provision of services, including
       the development of oil and gas fields or construction
       of oil or gas pipelines; on covering, business
       and other documentation, including documentation
       related to introduction of goods into civil
       transactions; in offers for the sale of goods,
       performance of work or provision of services,
       as well as in announcements, advertisements,
       in connection with the conduct of charitable
       or sponsored events, in printed publications,
       on official letterheads, on signs, including
       signs on administrative buildings, industrial
       facilities, multi-functional refueling complexes
       providing accompanying types of roadside service,
       shops, car washing units, cafes, car service/tire
       fitting businesses, recreational services centers,
       on transportation vehicles, as well as on clothes
       and individual protection gear; on the Licensee's
       corporate seals; in the Internet; in the Licensee's
       corporate name, and the Licensee will pay OAO
       Gazprom a license fee in the form of one-time
       [lump-sum] payment in an aggregate maximum
       amount of 7.304 million Rubles

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       RESOLUTIONS 11.1 TO 11.17 REGARDING THE ELECTION
       OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
       REMOVED FOR THIS MEETING. PLEASE NOTE THAT
       ONLY A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS.

11.1   Election of Akimov Andrei Igorevich to the Board          Mgmt          For                            For
       of Directors of OAO Gazprom

11.2   Election of Ananenkov Aleksandr Georgievich               Mgmt          For                            For
       to the Board of Directors of OAO Gazprom

11.3   Election of Bergmann Burckhard to the Board               Mgmt          For                            For
       of Directors of OAO Gazprom

11.4   Election of Gazizullin Farit Rafikovich to the            Mgmt          For                            For
       Board of Directors of OAO Gazprom

11.5   Election of Gusakov Vladimir Anatolievich to              Mgmt          For                            For
       the Board of Directors of OAO Gazprom

11.6   Election of Zubkov Viktor Alekseevich to the              Mgmt          For                            For
       Board of Directors of OAO Gazprom

11.7   Election of Karpel Elena Evgenievna to the Board          Mgmt          For                            For
       of Directors of OAO Gazprom

11.8   Election of Makarov Aleksei Aleksandrovich to             Mgmt          For                            For
       the Board of Directors of OAO Gazprom

11.9   Election of Miller Aleksei Borisovich to the              Mgmt          For                            For
       Board of Directors of OAO Gazprom

11.10  Election of Musin Valery Abramovich to the Board          Mgmt          For                            For
       of Directors of OAO Gazprom

11.11  Election of Nabiullina Elvira Sakhipzadovna               Mgmt          For                            For
       to the Board of Directors of OAO Gazprom

11.12  Election of Nikolaev Viktor Vasilievich to the            Mgmt          For                            For
       Board of Directors of OAO Gazprom

11.13  Election of Rusakova Vlada Vilorikovna to the             Mgmt          For                            For
       Board of Directors of OAO Gazprom

11.14  Election of Sereda Mikhail Leonidovich to the             Mgmt          For                            For
       Board of Directors of OAO Gazprom

11.15  Election of Fortov Vladimir Evgenievich to the            Mgmt          For                            For
       Board of Directors of OAO Gazprom

11.16  Election of Shmatko Sergei Ivanovich to the               Mgmt          For                            For
       Board of Directors of OAO Gazprom

11.17  Election of Yusufov Igor Khanukovich to the               Mgmt          For                            For
       Board of Directors of OAO Gazprom

       PLEASE NOTE THAT ALTHOUGH THERE ARE 11 CANDIDATES         Non-Voting    No vote
       TO BE ELECTED AS TO THE AUDIT COMMISSION, THERE
       ARE ONLY 9 VACANCIES AVAILABLE TO BE FILLED
       AT THE MEETING. THE STANDING INSTRUCTIONS FOR
       THIS MEETING WILL BE DISABLED AND, IF YOU CHOOSE,
       YOU ARE REQUIRED TO VOTE FOR ONLY 9 OF THE
       11 CANDIDATES. THANK YOU.

12.1   Election of Arkhipov Dmitry Aleksandrovich as             Mgmt          For                            For
       a Member of the Audit Commission of OAO Gazprom

12.2   Election of Belobrov Andrei Viktorovich as a              Mgmt          For                            For
       Member of the Audit Commission of OAO Gazprom

12.3   Election of Bikulov Vadim Kasymovich as a Member          Mgmt          For                            For
       of the Audit Commission of OAO Gazprom

12.4   Election of Kobzev Andrei Nikolaevich as a Member         Mgmt          For                            For
       of the Audit Commission of OAO Gazprom

12.5   Election of Lobanova Nina Vladislavovna as a              Mgmt          For                            For
       Member of the Audit Commission of OAO Gazprom

12.6   Election of Logunov Dmitry Sergeyevich as a               Mgmt          For                            For
       Member of the Audit Commission of OAO Gazprom

12.7   Election of Nosov Yury Stanislavovich as a Member         Mgmt          For                            For
       of the Audit Commission of OAO Gazprom

12.8   Election of Pesotsky Konstantin Valerievich               Mgmt          For                            For
       as a Member of the Audit Commission of OAO
       Gazprom

12.9   Election of Salekhov Marat Khasanovich as a               Mgmt          For                            For
       Member of the Audit Commission of OAO Gazprom

12.10  Election of Tikhonova Maria Gennadievna as a              Mgmt          No vote
       Member of the Audit Commission of OAO Gazprom

12.11  Election of Yugov Aleksandr Sergeyevich as a              Mgmt          No vote
       Member of the Audit Commission of OAO Gazprom

       REMINDER PLEASE NOTE IN ORDER TO VOTE ON THE              Non-Voting    No vote
       FULL MEETING AGENDA YOU MUST ALSO VOTE ON MEETING
       ID 711982 WHICH CONTAINS RESOULTIONS 1 TO 10.70.




--------------------------------------------------------------------------------------------------------------------------
 GAZPROM O A O                                                                               Agenda Number:  702457056
--------------------------------------------------------------------------------------------------------------------------
        Security:  368287207
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  US3682872078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BECAUSE OF THE SIZE OF THE               Non-Voting    No vote
       AGENDA [139 RESOLUTIONS] FOR THE GAZPROM OF
       RUSSIA MEETING, THE AGENDA HAS BEEN BROKEN
       UP AMONG TWO INDIVIDUAL MEETINGS. THE MEETING
       IDS AND HOW THE RESOLUTIONS HAVE BEEN BROKEN
       OUT ARE AS FOLLOWS: MEETING ID 711982 [RESOLUTIONS
       1 THROUGH 10.70] AND MEETING ID 711640 [RESOLUTIONS
       10.71 THROUGH 12.11]. IN ORDER TO VOTE ON THE
       COMPLETE AGENDA OF THIS MEETING YOU MUST VOTE
       ON BOTH THE MEETINGS.

1.     Approval of the annual report of OAO "Gazprom"            Mgmt          For                            For
       for 2009

2.     Approval of the annual accounting statements,             Mgmt          For                            For
       including the profit and loss reports (profit
       and loss accounts) of the Company based on
       the results of 2009

3.     Approval of the distribution of profit of the             Mgmt          For                            For
       Company based on the results of 2009

4.     Approval of the amount of, time for and form              Mgmt          For                            For
       of payment of annual dividends on the Company's
       shares that have been proposed by the Board
       of Directors of the Company based on the results
       of 2009

5.     Approval of the Closed Joint Stock Company PricewaterhouseCoopersMgmt          For                            For
       Audit as the Company's External Auditor

6.     Amendments to the Clauses 19.1, 21.3, 31.1,               Mgmt          For                            For
       32.1 and 53.1 and Article 55 of the Charter
       of OAO Gazprom

7.     Amendments to Article 23 and Clauses 24.2 and             Mgmt          For                            For
       25.1 of the Regulation on the General Shareholders'
       Meeting of OAO Gazprom

8.     Payment of remuneration to Members of the Board           Mgmt          For                            For
       of Directors in the amounts recommended by
       the Board of Directors of the Company

9.     Payment of remuneration to Members of the Audit           Mgmt          For                            For
       Commission in the amounts recommended by the
       Board of Directors of the Company

10.1   Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and Gazprombank
       [Open Joint Stock Company] regarding receipt
       by OAO Gazprom of funds in a maximum sum of
       500 million U.S. dollars or its equivalent
       in Rubles or Euros, for a term of up to and
       including 5 years, with interest for using
       the loans to be paid at a rate not exceeding
       12% per annum in the case of loans in U.S.
       Dollars/Euros and at a rate not exceeding the
       Bank of Russia's refinancing rate in effect
       on the date of entry into the applicable loan
       agreement, plus 3% per annum, in the case of
       loans in Rubles

10.2   Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and Sberbank
       of Russia OAO regarding receipt by OAO Gazprom
       of funds in a maximum sum of 1.5 billion U.S.
       Dollars or its equivalent in Rubles or Euros,
       for a term of up to and including 5 years,
       with interest for using the loans to be paid
       at a rate not exceeding 12% per annum in the
       case of loans in U.S. Dollars/Euros and at
       a rate not exceeding the Bank of Russia's refinancing
       rate in effect on the date of entry into the
       applicable loan agreement, plus 3% per annum,
       in the case of loans in Rubles

10.3   Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       VTB Bank regarding receipt by OAO Gazprom of
       funds in a maximum sum of 1 billion U.S. Dollars
       or its equivalent in Rubles or Euros, for a
       term of up to and including 5 years, with interest
       for using the loans to be paid at a rate not
       exceeding 12% per annum in the case of loans
       in U.S. Dollars/Euros and at a rate not exceeding
       the Bank of Russia's refinancing rate in effect
       on the date of entry into the applicable loan
       agreement, plus 3% per annum, in the case of
       loans in Rubles

10.4   Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and State
       Corporation "Bank for Development and Foreign
       Economic Affairs [Vnesheconombank]" regarding
       receipt by OAO Gazprom of cash in a maximum
       amount of 6 billion U.S. Dollars or its equivalent
       in Rubles or Euros, for a term of up to and
       including 5 years, with interest for using
       the loans to be paid at a rate not exceeding
       12% per annum in the case of loans in U.S.
       dollars / euros and at a rate not exceeding
       the Bank of Russia's refinancing rate in effect
       on the date of entry into the applicable loan
       agreement, plus 3% per annum, in the case of
       loans in Rubles

10.5   Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       transactions between OAO Gazprom and Gazprombank
       [Open Joint Stock Company] entered into under
       the loan facility agreement between OAO Gazprom
       and the Bank, involving receipt by OAO Gazprom
       of cash in the maximum amount of 25 billion
       Rubles, for a term not exceeding 30 calendar
       days, with interest for using the loans to
       be paid at a rate not exceeding the reference
       offered rate for Ruble loans [deposits] in
       the Moscow money market [MosPrime Rate] established
       for loans with a maturity equal to the period
       of using the applicable loan, quoted as of
       the date of entry into the applicable transaction,
       plus 2%

10.6   Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       transactions between OAO Gazprom and Sberbank
       of Russia OAO entered into under the loan facility
       agreement between OAO Gazprom and the Bank,
       involving receipt by OAO Gazprom of cash in
       the maximum amount of 17 billion Rubles, for
       a term not exceeding 30 calendar days, with
       interest for using the loans to be paid at
       a rate not exceeding the reference offered
       rate for Ruble loans [deposits] in the Moscow
       money market [MosPrime Rate] established for
       loans with a maturity equal to the period of
       using the applicable loan, quoted as of the
       date of entry into the applicable transaction,
       plus 4%

10.7   Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       transactions between OAO Gazprom and ZAO Gazenergoprombank entered into under the loan facility agreement
       between OAO Gazprom and the Bank, involving
       receipt by OAO Gazprom of cash in the maximum
       amount of 100 million U.S. Dollars, for a term
       not exceeding 30 calendar days, with interest
       for using the loans to be paid at a rate not
       exceeding the London Interbank Offered Rate
       [LIBOR] established for loans with a maturity
       equal to the period of using the applicable
       loan, quoted as of the date of entry into the
       applicable transaction, plus 4%

10.8   Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       transactions between OAO Gazprom and OAO Bank
       VTB, entered into under the loan facility agreement
       between OAO Gazprom and the bank, involving
       receipt by OAO Gazprom of cash in the maximum
       amount of 5 billion Rubles, for a term not
       exceeding 30 calendar days, with interest for
       using the loans to be paid at a rate not exceeding
       the reference offered rate for Ruble loans
       [deposits] in the Moscow money market [MosPrime
       Rate] established for loans with a maturity
       equal to the period of using the applicable
       loan, quoted as of the date of entry into the
       applicable transaction, plus 4%

10.9   Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and Gazprombank
       [Open Joint Stock Company] pursuant to which
       Gazprombank [Open Joint Stock Company] will
       accept and credit, upon the terms and conditions
       announced by the Bank, cash transferred to
       accounts opened in OAO Gazprom's name and conduct
       operations through the accounts in accordance
       with OAO Gazprom's instructions, as well as
       agreements between OAO Gazprom and Gazprombank
       [Open Joint Stock Company] regarding in the
       account of a non-reducible balance in a maximum
       amount not exceeding 20 billion Rubles or its
       equivalent in a foreign currency per transaction,
       with interest to be paid by the bank at a rate
       not lower than 0.1% per annum in the relevant
       currency

10.10  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and Sberbank
       of Russia OAO, ZAO Gazenergoprombank and OAO
       Bank VTB pursuant to which the Banks will accept
       and credit, upon the terms and conditions announced
       by the Banks, cash transferred to accounts
       opened in OAO Gazprom's name and conduct operations
       through the accounts in accordance with OAO
       Gazprom's instructions

10.11  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and Gazprombank
       [Open Joint Stock Company], Sberbank of Russia
       OAO, ZAO Gazenergoprombank and OAO Bank VTB,
       pursuant to which the Banks will provide services
       to OAO Gazprom making use of electronic payments
       system of the respective Bank, including receipt
       from OAO Gazprom of electronic payment documents
       for executing payment operations through the
       accounts, provision of electronic statements
       of accounts and conduct of other electronic
       document processing, and OAO Gazprom will pay
       for the services provided at the tariffs of
       the respective Bank effective at the time of
       the provision of the services

10.12  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, the
       foreign currency purchase/sale transactions
       between OAO Gazprom and Gazprombank [Open Joint
       Stock Company] to be entered into under the
       General Agreement on the Conduct of Conversion
       Operations No. 3446 between OAO Gazprom and
       the Bank dated September 12, 2006, in the maximum
       amount of 500 million U.S. Dollars or its equivalent
       in Rubles, Euros or other currency for each
       transaction

10.13  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and Gazprombank
       [Open Joint Stock Company] pursuant to which
       OAO Gazprom will issue suretyships to secure
       performance by OAO Gazprom's subsidiary companies
       of their obligations to Gazprombank [Open Joint
       Stock Company] with respect to the Bank's guarantees
       issued to the Russian Federation's tax authorities
       in connection with the subsidiary companies
       challenging such tax authorities' claims in
       court, in an aggregate maximum amount equivalent
       to 500 million U.S. Dollars and for a period
       not exceeding 14 months

10.14  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and Sberbank
       of Russia OAO pursuant to which OAO Gazprom
       will issue suretyships to secure performance
       by OAO Gazprom's subsidiary companies of their
       obligations to Sberbank of Russia OAO with
       respect to the Bank's guarantees issued to
       the Russian Federation's tax authorities in
       connection with the subsidiary companies challenging
       such tax authorities' claims in court, in an
       aggregate maximum amount equivalent to 500
       million U.S. Dollars and for a period not exceeding
       14 months

10.15  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and Gazprombank
       [Open Joint Stock Company] pursuant to which
       OAO Gazprom will issue suretyships to secure
       performance by OAO Gazprom's subsidiary companies
       of their obligations to Gazprombank [Open Joint
       Stock Company] with respect to the Bank's guarantees
       issued to the Russian Federation's tax authorities
       related to such companies' obligations to pay
       excise taxes in connection with exports of
       petroleum products that are subject to excise
       taxes, and eventual penalties, in the aggregate
       maximum amount of 1.8 billion Rubles and for
       a period not exceeding 14 months

10.16  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreement between OAO Gazprom and Bank
       Societe Generale pursuant to which OAO Gazprom
       undertakes to Bank Societe Generale to secure
       performance by OOO Gazprom Export of its obligations
       under a direct contract in connection with
       the gas transportation agreement between Nord
       Stream AG and OOO Gazprom Export, concluded
       between OOO Gazprom Export and Bank Societe
       Generale [hereinafter referred to as "Direct
       Contract in connection with the GTA"] including
       the obligations to pay a termination fee pursuant
       to the terms and conditions of the Direct Contract
       in connection with the GTA, in an aggregate
       maximum amount of 12.094 billion Euros

10.17  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Beltransgaz pursuant to which OAO Gazprom will
       grant OAO Beltransgaz temporary possession
       and use of the facilities of the Yamal-Europe
       trunk gas pipeline system and the related service
       equipment that are situated in the territory
       of the Republic of Belarus for a period not
       exceeding 12 months and OAO Beltransgaz will
       make payment for using such property in the
       maximum amount of 6.4 billion Rubles

10.18  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OOO
       Gazpromtrans pursuant to which OAO Gazprom
       will grant OOO Gazpromtrans temporary possession
       and use of the infrastructure facilities of
       the railway stations of the Surgutskiy Condensate
       Stabilization Plant, Sernaya railway station
       and Tvyordaya Sera railway station, the facilities
       of the railway station situated in the town
       of Slavyansk-na-Kubani, the facilities of the
       railway line between Obskaya and Bovanenkovo
       stations, as well as the software and hardware
       solutions "System for Managing OAO Gazprom's
       Property and Other Assets at OOO Gazpromtrans
       Level [ERP]" and "Electronic Archive Module
       at OOO Gazpromtrans Level" for a period not
       exceeding 12 months and OOO Gazpromtrans will
       make payment for using such property in the
       maximum amount of 3.6 billion Rubles

10.19  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and ZAO
       Gazprom Neft Orenburg pursuant to which OAO
       Gazprom will grant ZAO Gazprom Neft Orenburg
       temporary possession and use of the wells,
       downhole and above-ground well equipment within
       the Eastern Segment of the Orenburgskoye oil
       and gas-condensate field for a period not exceeding
       12 months and ZAO Gazprom Neft Orenburg will
       make payment for using such property in the
       maximum amount of 1.49 billion Rubles

10.20  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Lazurnaya pursuant to which OAO Gazprom will
       grant OAO Lazurnaya temporary possession and
       use of the property of the first and second
       units of the Lazurnaya Peak Hotel complex situated
       in the city of Sochi, for a period not exceeding
       12 months and OAO Lazurnaya will make payment
       for using such property in the maximum amount
       of 83.4 million Rubles

10.21  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the Agreements between OAO Gazprom and DOAO
       Tsentrenergogaz of OAO Gazprom pursuant to
       which OAO Gazprom will grant DOAO Tsentrenergogaz
       of OAO Gazprom temporary possession and use
       of the building and equipment of the repair
       and machining shop at the home base of the
       oil and gas production department for the Zapolyarnoye
       gas-oil-condensate field, situated in the Yamalo-Nenetskiy
       Autonomous Area, Tazovskiy District, township
       of Novozapolyarnyi, the building and equipment
       of the repair and machining shop at the Southern
       Regional Repair Base situated in the Stavropolskiy
       Province, town of Izobilnyi, as well as the
       software and hardware solutions "System for
       Managing OAO Gazprom's Property and Other Assets
       at DOAO Tsentrenergogaz of OAO Gazprom Level
       [ERP]", "OAO Gazprom Long Term Investments
       Reporting and Analysis System [LTIAA] at DOAO
       Tsentrenergogaz Level" and "Electronic Archive
       Module at DOAO Tsentrenergogaz of OAO Gazprom
       Level" for a period not exceeding 12 months
       and DOAO Tsentrenergogaz of OAO Gazprom will
       make payment for using such property in the
       maximum amount of 123.2 million Rubles

10.22  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Tsentrgaz pursuant to which OAO Gazprom will
       grant OAO Tsentrgaz temporary possession and
       use of the facilities of a preventative clinic
       situated in the Tula Region, Shchekinsky District,
       township of Grumant, as well as the software
       and hardware solutions "System for Managing
       OAO Gazprom's Property and Other Assets at
       OAO Tsentrgaz Level [ERP]", "OAO Gazprom Long-Term
       Investments Reporting and Analysis System [LTIAA]
       at OAO Tsentrgaz Level", "System of Reporting
       and Analysis of Information on Non-Core Assets
       within OAO Gazprom System [RAINCA] at OAO Tsentrgaz
       Level" and "Electronic Archive Module at OAO
       Tsentrgaz Level" for a period not exceeding
       12 months and OAO Tsentrgaz will make payment
       for using such property in the maximum amount
       of 35.5 million Rubles

10.23  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, Agreements
       between OAO Gazprom and OAO Gazprom Promgaz
       pursuant to which OAO Gazprom will grant OAO
       Gazprom Promgaz temporary possession and use
       of experimental prototypes of gas-using equipment
       [self-contained modular boiler installation,
       recuperative air heater, mini-boiler unit,
       radiant panel heating system, U-shaped radiant
       tube, modularized complete full-function small-sized
       gas and water treatment installations for coal
       bed methane extraction wells, well-head equipment,
       borehole enlargement device, and pressure core
       sampler] located in the Rostov Region, town
       of Kamensk-Shakhtinsky, and the Kemerovi Region,
       city of Novokuznetsk, an aerospace data processing
       software and equipment complex, as well as
       the software and hardware solutions "System
       for Managing OAO Gazprom's Property and Other
       Assets at OAO Gazprom Promgaz Level [ERP]"
       and "Electronic Archive Module at OAO Gazprom
       Promgaz Level" for a period not exceeding 12
       months and OAO Gazprom Promgaz will make payment
       for using such property in the maximum amount
       of 21.6 million Rubles

10.24  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and Gazprombank
       [Open Joint Stock Company] pursuant to which
       OAO Gazprom will grant Gazprombank [Open Joint
       Stock Company] temporary possession and use
       of the non-residential premises in a building
       that are situated at 31 Lenina Street, Yugorsk,
       Tyumen Region and are used to house a branch
       of Gazprombank [Open Joint Stock Company],
       with a total floor space of 810.6 square meters,
       and the plot of land occupied by the building
       and required for the use of that building,
       with an area of 3,371 square meters, for a
       period not exceeding 12 months and Gazprombank
       [Open Joint Stock Company] will make payment
       for using such property in the maximum amount
       of 2.4 million Rubles

10.25  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Salavatnefteorgsintez pursuant to which OAO
       Gazprom will grant OAO Salavatnefteorgsintez
       temporary possession and use of the gas condensate
       pipeline running from the Karachaganakskoye
       gas condensate field to the Orenburg Gas Refinery
       for a period not exceeding 12 months and OAO
       Salavatnefteorgsintez will make payment for
       using such property in the maximum amount of
       283,000 Rubles

10.26  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Vostokgazprom pursuant to which OAO Gazprom
       will grant OAO Vostokgazprom temporary possession
       and use of M-468R special-purpose communications
       installation, as well as the software and hardware
       solutions "System for Managing OAO Gazprom's
       Property and Other Assets at OAO Vostokgazprom
       Level [ERP]", "OAO Gazprom Long-Term Investments
       Reporting and Analysis System [LTIAA] at OAO
       Vostokgazprom Level", "System of Reporting
       and Analysis of Information on Non-Core Assets
       within OAO Gazprom System [RAINCA] at OAO Vostokgazprom
       Level" and "Electronic Archive Module at OAO
       Vostokgazprom Level" for a period not exceeding
       12 months and OAO Vostokgazprom will make payment
       for using such property in the maximum amount
       of 17.7 million Rubles

10.27  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OOO
       Gazprom Export pursuant to which OAO Gazprom
       will grant OOO Gazprom Export temporary possession
       and use of an M-468R special-purpose communications
       installation, as well as the software and hardware
       solutions "OAO Gazprom Long-Term Investments
       Reporting and Analysis System [LTIAA] at OOO
       Gazprom Export Level" and "System of Reporting
       and Analysis of Information on Non-Core Assets
       within OAO Gazprom System [RAINCA] at OOO Gazprom
       Export Level" for a period not exceeding 12
       months and OOO Gazprom Export will make payment
       for using such property in the maximum amount
       of 3.4 million Rubles

10.28  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, Agreements
       between OAO Gazprom and OAO Gazprom Neft pursuant
       to which OAO Gazprom will grant OAO Gazprom
       Neft temporary possession and use of an M-468R
       special-purpose communications installation,
       as well as the software and hardware solutions
       "System for Managing OAO Gazprom's Property
       and Other Assets at OAO Gazprom Neft Level
       [ERP]", "OAO Gazprom Long-Term Investments
       Reporting and Analysis System [LTIAA] at OAO
       Gazprom Neft Level", "System of Reporting and
       Analysis of Information on Non-Core Assets
       within OAO Gazprom System [RAINCA] at OAO Gazprom
       Neft Level" and "Electronic Archive Module
       at OAO Gazprom Neft Level" for a period not
       exceeding 12 months and OAO Gazprom Neft will
       make payment for using such property in the
       maximum amount of 15.4 million Rubles

10.29  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Gazprom Space Systems pursuant to which OAO
       Gazprom will grant OAO Gazprom Space Systems
       temporary possession and use of software and
       hardware solutions "System for Managing OAO
       Gazprom's Property and Other Assets at OAO
       Gazkom Level [ERP]", "OAO Gazprom Long-Term
       Investments Reporting and Analysis System [LTIAA]
       at OAO Gazprom Space Systems Level" and "Electronic
       Archive Module at OAO Gazprom Space Systems
       Level" for a period not exceeding 12 months
       and OAO Gazprom Space Systems will make payment
       for using such property in the maximum amount
       of 19.7 million Rubles

10.30  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and ZAO
       Yamalgazinvest pursuant to which OAO Gazprom
       will grant ZAO Yamalgazinvest temporary possession
       and use of the software and hardware solutions
       "System for Managing OAO Gazprom's Property
       and Other Assets at ZAO Yamalgazinvest Level
       [ERP]" and "Electronic Archive Module at ZAO
       Yamalgazinvest Level" for a period not exceeding
       12 months and ZAO Yamalgazinvest will make
       payment for using such property in the maximum
       amount of 12.9 million Rubles

10.31  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and ZAO
       Gazprom Invest Yug, pursuant to which OAO Gazprom
       will grant ZAO Gazprom Invest Yug temporary
       possession and use of the ERP software and
       equipment complex "System for Managing OAO
       Gazprom's Property and Other Assets at ZAO
       Gazprom Invest Yug Level [ERP]" for a period
       not exceeding 12 months and ZAO Gazprom Invest
       Yug will make payment for using such property
       in the maximum amount of 2.4 million Rubles

10.32  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OOO
       Mezhregiongaz, pursuant to which OAO Gazprom
       will grant OOO Mezhregiongaz temporary possession
       and use of the software and hardware solutions
       "System for Managing OAO Gazprom's Property
       and Other Assets at OOO Mezhregiongaz Level
       [ERP]", "OAO Gazprom Long-Term Investments
       Reporting and Analysis System [LTIAA] at OOO
       Mezhregiongaz Level" and "System of Reporting
       and Analysis of Information on Non-Core Assets
       within OAO Gazprom System [RAINCA] at OOO Mezhregiongaz
       Level" for a period not exceeding 12 months
       and OOO Mezhregiongaz will make payment for
       using such property in the maximum amount of
       14 million Rubles

10.33  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       SOGAZ, pursuant to which OAO Gazprom will grant
       OAO SOGAZ temporary possession and use of the
       software and hardware solutions "System for
       Managing OAO Gazprom's Property and Other Assets
       at OAO SOGAZ Level (ERP)" and "Electronic Archive
       Module at OAO Insurance Company of Gas Industry
       (SOGAZ) Level" for a period not exceeding 12
       months and OAO SOGAZ will make payment for
       using such property in the maximum amount of
       13.4 million Rubles

10.34  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OOO
       Gazprom Komplektatsiya pursuant to which OAO
       Gazprom will grant OOO Gazprom Komplektatsiya
       temporary possession and use of the software
       and hardware solutions "System for Managing
       OAO Gazprom's Property and Other Assets at
       OOO Gazprom Komplektatsiya Level [ERP]", "OAO
       Gazprom Long-Term Investments Reporting and
       Analysis System [LTIAA] at OOO Gazprom Komplektatsiya
       Level", "System of Reporting and Analysis of
       Information on Non-Core Assets within OAO Gazprom
       System [RAINCA] at OOO Gazprom Komplektatsiya
       Level" and "Electronic Archive Module at OOO
       Gazprom Komplektatsiya Level" for a period
       not exceeding 12 months and OAO Gazprom Komplektatsiya
       will make payment for using such property in
       the maximum amount of 15.2 million Rubles

10.35  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and ZAO
       Gaztelecom pursuant to which OAO Gazprom will
       grant ZAO Gaztelecom temporary possession and
       use of communications facilities comprised
       of buildings, communications lines, communications
       networks, cable duct systems and equipment,
       which are located in the city of Moscow, the
       city of Maloyaroslavets, the city of Rostov-on-Don,
       the city of Kaliningrad, the Moscow Region
       and the Smolensk Region of the Russian Federation
       and in the territory of the Republic of Belarus,
       as well as the software and hardware solutions
       "System for Managing OAO Gazprom's Property
       and Other Assets at ZAO Gaztelecom Level [ERP]"
       and "Electronic Archive Module at ZAO Gaztelecom
       Level" for a period not exceeding 12 months
       and ZAO Gaztelecom will make payment for using
       such property in the maximum amount of 233.4
       million Rubles

10.36  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Gazpromregiongaz pursuant to which OAO Gazprom
       will grant OAO Gazpromregiongaz temporary possession
       and use of the property complex of the gas
       distribution system, comprised of facilities
       designed to transport and supply directly to
       consumers [gas offtaking pipelines, gas distribution
       pipelines, inter-township and street gas pipelines,
       high, medium and low pressure gas pipelines,
       gas flow control stations and buildings], as
       well as the software and hardware solutions
       "System for Managing OAO Gazprom's Property
       and Other Assets at OAO Gazpromregiongaz Level
       [ERP]", "OAO Gazprom Long-Term Investments
       Reporting and Analysis System [LTIAA] at OAO
       Gazpromregiongaz Level", and "Electronic Archive
       Module at OAO Gazpromregiongaz Level" for a
       period not exceeding 12 months and OAO Gazpromregiongaz
       will make payment for using such property in
       the maximum amount of 726.6 million Rubles

10.37  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Druzhba pursuant to which OAO Gazprom will
       grant OAO Druzhba temporary possession and
       use of the facilities of Druzhba vacation center
       [hotels, effluent treatment facilities, transformer
       substations entrance checkpoints, cottages,
       utility networks, metal fences, parking areas,
       ponds, roads, pedestrian crossings, sites,
       sewage pumping station, sports center, roofed
       ground-level arcade, servicing station, diesel-generator
       station, boiler house extension, storage facility,
       Fisherman's Lodge, garage, garage with administrative
       and amenity building, a stela, as well as service
       machinery, equipment, furniture and accessories]
       situated in the Moscow Region, Naro-Fominsk
       District, village of Rogozinino, for a period
       not exceeding 12 months and OAO Druzhba will
       make payment for using such property in the
       maximum amount of 265.5 million Rubles

10.38  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and Gazprombank
       [Open Joint Stock Company] pursuant to which
       the Bank, acting as a Customs Broker, will
       issue guarantees to the Russian Federation's
       customs authorities in respect of OAO Gazprom's
       obligations to pay customs payments and eventual
       interest and penalties, in the maximum amount
       of 50 million Rubles, with a fee due to the
       bank at a rate not exceeding 1% per annum of
       the amount of the guarantee

10.39  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and Gazprombank
       [Open Joint Stock Company] pursuant to which
       the Bank, acting as a Customs Broker, will
       issue guarantees to the Russian Federation's
       customs authorities in respect of OAO Gazprom's
       obligations to pay customs payments and eventual
       interest and penalties, in a maximum amount
       equivalent to 1 million Euros, with a fee due
       to the bank at a rate not exceeding 1% per
       annum of the amount of the guarantee

10.40  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OOO
       Mezhregiongaz, pursuant to which OAO Gazprom
       undertakes, acting on behalf of OOO Mezhregiongaz
       and at its instructions, to declare for customs
       purposes the natural gas transported by pipeline
       across the customs border of the Russian Federation,
       and OOO Mezhregiongaz undertakes to pay for
       such services in the amount not exceeding 3,000
       Rubles per cargo customs declaration, as well
       as the value added tax at the rate required
       by the effective legislation of the Russian
       Federation, for an aggregate maximum amount
       of 170,000 Rubles

10.41  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       NOVATEK, pursuant to which OAO Gazprom undertakes,
       acting on behalf of OAO NOVATEK and at its
       instructions, to declare for customs purposes
       the natural gas transported by pipeline across
       the customs border of the Russian Federation,
       and OAO NOVATEK undertakes to pay for such
       services in the amount not exceeding 1.58 Rubles
       per 1 thousand cubic meters of natural gas,
       as well as the value added tax at the rate
       required by the effective legislation of the
       Russian Federation, on the basis of the monthly
       volume of the transported natural gas, for
       an aggregate maximum amount of 42.7 million
       Rubles

10.42  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OOO
       Mezhregiongaz pursuant to which OAO Gazprom
       will deliver and OOO Mezhregiongaz will accept
       [take off] gas in the amount not exceeding
       300 billion cubic meters, deliverable on a
       monthly basis, and will pay for the gas an
       aggregate maximum amount of 992 billion Rubles

10.43  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OOO
       Mezhregiongaz pursuant to which OOO Mezhregiongaz
       undertakes, acting on OAO Gazprom's instructions
       and for a total fee not exceeding 252.23 million
       Rubles, in its own name, but for OAO Gazprom's
       account, to accept gas produced by OAO Gazprom
       and its affiliates and sell it through OOO
       Mezhregiongaz's electronic trading site in
       the amount not exceeding 11.25 billion cubic
       meters for a maximum amount of 25.22 billion
       Rubles

10.44  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OOO
       Mezhregiongaz pursuant to which OOO Mezhregiongaz
       will deliver and OAO Gazprom will accept [take
       off] gas bought by OOO Mezhregiongaz from independent
       entities in the amount not exceeding 11.25
       billion cubic meters and will pay for the gas
       an aggregate maximum amount of 39.98 billion
       Rubles

10.45  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OOO
       Gazprom Export pursuant to which OOO Gazprom
       Export undertakes, acting on OAO Gazprom's
       instructions and for a total fee not exceeding
       70 million Rubles, in its own name, but for
       OAO Gazprom's account, to accept liquid hydrocarbons
       owned by OAO Gazprom, including crude oil,
       gas condensate and refined products [gasoline,
       liquefied gases, etc.] and sell them in the
       market outside the customs territory of the
       Russian Federation, in the amount not exceeding
       1.6 million tons for a maximum amount of 15
       billion Rubles

10.46  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and ZAO
       Northgas, pursuant to which ZAO Northgas will
       deliver and OAO Gazprom will accept [take off]
       gas in the amount not exceeding 70 million
       cubic meters, deliverable on a monthly basis,
       and will pay for the gas an aggregate maximum
       amount of 61 million Rubles

10.47  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Severneftegazprom, pursuant to which OAO Severneftegazprom will deliver and OAO Gazprom will accept [take
       off] gas in the amount not exceeding 16.45
       billion cubic meters and will pay for the gas
       an aggregate maximum amount of 33.25 billion
       Rubles

10.48  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and ZAO
       Gazprom Neft Orenburg, pursuant to which ZAO
       Gazprom Neft Orenburg will deliver and OAO
       Gazprom will accept [take off] unstable crude
       oil in the amount not exceeding 800 thousand
       tons and will pay for the crude oil an aggregate
       maximum amount of 7 billion Rubles

10.49  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       SIBUR Holding, pursuant to which OAO SIBUR
       Holding will deliver and OAO Gazprom will accept
       [take off] dry stripped gas processed at OAO
       SIBUR Holding's gas refining complexes in the
       amount not exceeding 2.3 billion cubic meters
       and will pay for the gas an aggregate maximum
       amount of 2.89 billion Rubles

10.50  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       NOVATEK pursuant to which OAO Gazprom will
       deliver and OAO NOVATEK will accept [take off]
       gas in the amount not exceeding 16.5 billion
       cubic meters and will pay for the gas an aggregate
       maximum amount of 27.67 billion Rubles

10.51  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Tomskgazprom pursuant to which OAO Gazprom
       will provide services related to arranging
       for the transportation of gas in a total amount
       not exceeding 3 billion cubic meters and OAO
       Tomskgazprom will pay for the services related
       to arranging for the transportation of gas
       via trunk gas pipelines an aggregate maximum
       amount of 1.4 billion Rubles

10.52  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OOO
       Mezhregiongaz pursuant to which OAO Gazprom
       will provide services related to arranging
       for the transportation of gas in a total amount
       not exceeding 50 billion cubic meters across
       the territory of the Russian Federation and
       the Republic of Kazakhstan and OOO Mezhregiongaz
       will pay for the services related to arranging
       for the transportation of gas via trunk gas
       pipelines an aggregate maximum amount of 92
       billion Rubles

10.53  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Gazprom Neft pursuant to which OAO Gazprom
       will provide services related to arranging
       for the transportation of gas in a total amount
       not exceeding 5 billion cubic meters and OAO
       Gazprom Neft will pay for the services related
       to arranging for the transportation of gas
       via trunk gas pipelines an aggregate maximum
       amount of 3.2 billion Rubles

10.54  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       NOVATEK pursuant to which OAO Gazprom will
       provide services related to arranging for the
       transportation of gas in a total amount not
       exceeding 47 billion cubic meters and OAO NOVATEK
       will pay for the services related to arranging
       for the transportation of gas via trunk gas
       pipelines an aggregate maximum amount of 66.5
       billion Rubles

10.55  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       NOVATEK pursuant to which OAO Gazprom will
       provide services related to arranging for the
       injection of gas owned by OAO NOVATEK into
       underground gas storage facilities and its
       storage in such facilities in the amount not
       exceeding 3.45 billion cubic meters and OAO
       NOVATEK will pay for the services related to
       arranging for gas injection and storage an
       aggregate maximum amount of 1.8 million Rubles,
       as well as services related to arranging for
       the off-taking the gas owned by OAO NOVATEK
       from underground gas storage facilities in
       the amount not exceeding 1.15 billion cubic
       meters and OAO NOVATEK will pay for the services
       related to arranging for the off-taking of
       gas an aggregate maximum amount of 29.2 million
       Rubles

10.56  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and a/s
       Latvijas Gaze pursuant to which OAO Gazprom
       will sell and a/s Latvijas Gaze will purchase
       gas as follows: in the amount not exceeding
       800 million cubic meters for an aggregate maximum
       amount of 200 million Euros in the second half
       of 2010 and in the amount not exceeding 1.5
       billion cubic meters for an aggregate maximum
       amount of 450 million Euros in 2011; as well
       as pursuant to which, a/s Latvijas Gaze will
       provide services of injection of gas owned
       by OAO Gazprom into Incukalna underground gas
       storage facility, of its storage in the storage
       facility, its off-taking and transportation
       across the territory of Latvian Republic as
       follows: in the second half of 2010, services
       related to the injection of gas into storage
       facilities in the amount not exceeding 600
       million cubic meters, services related to storage
       of gas and its off-taking in the amount not
       exceeding 400 million cubic meters, services
       related to the transportation of gas in the
       amount not exceeding 1 billion cubic meters,
       and OAO Gazprom will pay for such services
       an aggregate maximum amount of 10 million Euros;
       in 2011, services related to the injection
       of gas into storage facilities in the amount
       not exceeding 900 million cubic meters, services
       related to storage of gas and its off-taking
       in the amount not exceeding 900 million cubic
       meters, services related to the transportation
       of gas in the amount not exceeding 1.8 billion
       cubic meters, and OAO Gazprom will pay for
       such services an aggregate maximum amount of
       22 million Euros

10.57  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and AB Lietuvos
       Dujos pursuant to which OAO Gazprom will sell
       and AB Lietuvos Dujos will purchase gas as
       follows: in the amount not exceeding 675 million
       cubic meters for an aggregate maximum amount
       of 170 million Euros in the second half of
       2010 and in the amount not exceeding 1.6 billion
       cubic meters for an aggregate maximum amount
       of 480 million Euros in 2011, and pursuant
       to which AB Lietuvos Dujos will provide services
       related to the transportation of gas in transport
       mode across the territory of the Republic of
       Lithuania as follows: in the amount not exceeding
       1 billion cubic meters in the second half of
       2010, OAO Gazprom will pay an aggregate maximum
       amount of 4.2 million Euros for the gas transportation
       services and in the amount not exceeding 2.5
       billion cubic meters in 2011, OAO Gazprom will
       pay an aggregate maximum amount of 14.7 million
       Euros for the gas transportation services

10.58  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and UAB
       Kauno termofikacijos elektrine pursuant to
       which OAO Gazprom will sell and UAB Kauno termofikacijos
       elektrine will purchase gas as follows: in
       the amount not exceeding 180 million cubic
       meters for an aggregate maximum amount of 45
       million Euros in the second half of 2010 and
       in the amount not exceeding 470 million cubic
       meters for an aggregate maximum amount of 141
       million Euros in 2011

10.59  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and MoldovaGaz
       S.A. pursuant to which OAO Gazprom will deliver
       and MoldovaGaz S.A. will accept [take off]
       gas in the amount not exceeding 3.5 billion
       cubic meters for an aggregate maximum amount
       of 900 million U.S. Dollars in 2011, and pursuant
       to which MoldovaGaz S.A. will provide in 2011
       services related to the transportation of gas
       in transport mode across the territory of the
       Republic of Moldova in the amount not exceeding
       19.14 billion cubic meters, and OAO Gazprom
       will pay for services related to the transportation
       of gas via trunk gas pipelines an aggregate
       maximum amount of 47.85 million U.S. Dollars

10.60  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and KazRosGaz
       LLP pursuant to which in 2010 OAO Gazprom will
       deliver and KazRosGaz LLP will accept [take
       off] gas in the amount not exceeding 1.2 billion
       cubic meters for an aggregate maximum amount
       of 170 million U.S. Dollars and pursuant to
       which OAO Gazprom will provide in 2010 services
       related to arranging for the transportation
       of gas owned by KazRosGaz LLP across the territory
       of the Russian Federation in the amount not
       exceeding 10.5 billion cubic meters and KazRosGaz
       LLP will pay for the services related to arranging
       for the transportation of gas via trunk gas
       pipelines an aggregate maximum amount of 43.5
       million U.S. Dollars

10.61  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Beltransgaz, pursuant to which OAO Gazprom
       will sell, and OAO Beltransgaz will purchase
       gas in 2011 in the amount not exceeding 22.5
       billion cubic meters for an aggregate maximum
       amount of 5.625 billion U.S. Dollars and pursuant
       to which OAO Beltransgaz in 2011 will provide
       services related to the transportation of gas
       in transport mode across the territory of the
       Republic of Belarus via gas transportation
       system of OAO Beltransgaz and via the Byelorussian
       segment of Russian Yamal Europe gas pipeline
       in the amount not exceeding 48.2 billion cubic
       meters and OAO Gazprom will pay for the services
       related to the transportation of gas via trunk
       gas pipelines an aggregate maximum amount of
       600 million U.S. Dollars

10.62  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and GAZPROM
       Germania GmbH, pursuant to which OAO Gazprom
       will provide services in 2011 related to arranging
       for the transportation of natural gas owned
       by GAZPROM Germania GmbH across the territory
       of the Republic of Kazakhstan, the Republic
       of Uzbekistan, the Russian Federation and the
       Republic of Belarus in the amount not exceeding
       63.3 billion cubic meters, and GAZPROM Germania
       GmbH will pay for the services related to arranging
       for the transportation of gas via trunk gas
       pipelines an aggregate maximum amount of 1.8
       billion U.S. Dollars

10.63  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and GAZPROM
       Germania GmbH, pursuant to which OAO Gazprom
       undertakes, acting on the instructions of GAZPROM
       Germania GmbH for a fee in the total maximum
       amount of 96,000 U.S. Dollars, in its own name,
       but for the account of GAZPROM Germania GmbH,
       to arrange in 2011 for the transportation of
       natural gas owned by GAZPROM Germania GmbH
       across the territory of the Republic of Belarus
       for the amount not exceeding 37.293 million
       U.S. Dollars

10.64  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OOO
       Gazpromtrans, pursuant to which OOO Gazpromtrans
       undertakes, acting on the instructions of OAO
       Gazprom, for a fee in the total maximum amount
       of 350,000 Rubles, in its own name, but for
       the account of OAO Gazprom, to ensure in 2010
       2011 arrangement of operations related to the
       development and assessment of cost estimate
       documentation, start-up and commissioning work
       at OAO Gazprom's facilities commissioned under
       investment projects implementation contracts,
       as well as other work, including work of preparatory
       and support nature, required for the performance
       of start-up and commissioning work and the
       commissioning of OAO Gazprom's facilities

10.65  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and ZAO
       Gazprom Invest Yug, pursuant to which ZAO Gazprom
       Invest Yug undertakes, acting on the instructions
       of OAO Gazprom, for a fee in an aggregate maximum
       amount of 200,000 Rubles, in its own name,
       but for the account of OAO Gazprom, to ensure
       in 2010-2011 arrangement of operations related
       to the development and assessment of cost estimate
       documentation, start-up and commissioning work
       at OAO Gazprom's facilities commissioned under
       investment projects implementation contracts,
       as well as other operations, including those
       of preparatory and support nature, required
       for the performance of start-up and commissioning
       work and the commissioning of OAO Gazprom's
       facilities

10.66  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OOO
       Gazprom Tsentrremont, pursuant to which OOO
       Gazprom Tsentrremont undertakes, acting on
       the instructions of OAO Gazprom, for a fee
       in an aggregate maximum amount of 112,500 Rubles,
       in its own name, but for the account of OAO
       Gazprom, to ensure in 2010-2011 arrangement
       of operations related to the development and
       assessment of cost estimate documentation,
       start-up and commissioning work at OAO Gazprom's
       facilities, commissioned under investment projects
       implementation contracts, as well as other
       operations, including those of preparatory
       and support nature, required for the performance
       of start-up and commissioning work and the
       commissioning of OAO Gazprom's facilities

10.67  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and ZAO
       Yamalgazinvest, pursuant to which ZAO Yamalgazinvest
       undertakes, acting on the instructions of OAO
       Gazprom, for a fee in an aggregate maximum
       amount of 525,000 Rubles, in its own name,
       but for the account of OAO Gazprom, to ensure
       in 2010 2011 arrangement of operations related
       to the development and assessment of cost estimate
       documentation, start-up and commissioning work
       at OAO Gazprom's facilities, commissioned under
       investment projects implementation contracts,
       as well as other operations, including those
       of preparatory and support nature, required
       for the performance of start-up and commissioning
       work and the commissioning of OAO Gazprom's
       facilities

10.68  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and OAO
       Gazprom Space Systems, pursuant to which OAO
       Gazprom Space Systems undertakes, within the
       period between July 1, 2010 and December 31,
       2011, acting on OAO Gazprom's instructions,
       to provide services related to the implementation
       of OAO Gazprom's investment projects involving
       construction and commissioning of facilities,
       and OAO Gazprom undertakes to pay for such
       services the maximum amount of 2 million Rubles

10.69  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreement between OAO Gazprom and ZAO Yamalgazinvest,
       pursuant to which ZAO Yamalgazinvest undertakes,
       within the period between July 1, 2010 and
       December 31, 2011, acting on OAO Gazprom's
       instructions, to provide services related to
       implementation of OAO Gazprom's investment
       projects involving construction and commissioning
       of facilities, and OAO Gazprom undertakes to
       pay for such services the maximum amount of
       9 billion Rubles

10.70  Approval, in accordance with Chapter XI of the            Mgmt          For                            For
       Federal Law "on Joint Stock Companies" and
       Chapter XI of the Charter of OAO Gazprom, of
       the agreements between OAO Gazprom and ZAO
       Gazprom Neft Orenburg, pursuant to which ZAO
       Gazprom Neft Orenburg undertakes, within the
       period between July 1, 2010 and December 31,
       2011, acting on OAO Gazprom's instructions,
       to provide services related to implementation
       of OAO Gazprom's investment projects involving
       construction and commissioning of facilities
       and OAO Gazprom undertakes to pay for such
       services the maximum amount of 85 million Rubles

       PLEASE NOTE THAT THIS AGENDA IS CONTINUED ON              Non-Voting    No vote
       MEETING 711640, WHICH WILL CONTAIN RESOLUTION
       ITEMS 10.71 TO 12.11. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GEMADEPT CORPORATION                                                                        Agenda Number:  702524338
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2690B109
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  VN000000GMD0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 718537 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the business operations report for the            Mgmt          For                            For
       year 2009

2.     Approve the business plan for the year 2010               Mgmt          For                            For

3.     Approve the business of committee of Supervisors          Mgmt          For                            For

4.     Others                                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 GENTING BHD                                                                                 Agenda Number:  702449693
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y26926116
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2010
          Ticker:
            ISIN:  MYL3182OO002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 DEC 2009 and the      Directors'
       and Auditors' reports thereon

2      Approve the declaration of a final dividend               Mgmt          For                            For
       of 4.2 sen less 25% tax per       ordinary
       share of 10 sen each for the FYE 31 DEC 2009
       to be paid on 27 JUL    2010 to Members registered
       in the record of depositors on 30 JUN 2010

3      Approve the payment of Directors' fees of MYE             Mgmt          For                            For
       877,800 for the FYE 31 DEC 2009  2008: MYR
       826,900

4      Re-elect Dato' Dr. R.Thillainathan as a Director          Mgmt          For                            For
       of the Company pursuant to   Article 99 of
       the Articles of Association of the Company

5      Re-appoint Tan Sri Mohd Amin bin Osman as a               Mgmt          For                            For
       Director of the Company, who      retires,
       in accordance with Section 129 of the Companies
       Act, 1965, to hold   office until the conclusion
       of the next AGM

6      Re-appoint Dato' Paduka Nik Hashim bin Nik Yusoff         Mgmt          For                            For
       as a Director of the        Company, who retires
       in accordance with Section 129 of the Companies
       Act,     1965, to hold office until the conclusion
       of the next AGM

7      Re-appoint Tun Mohammed Hanif bin Omar as a               Mgmt          For                            For
       Director of the Company, who      retires in
       accordance with Section 129 of the Companies
       Act, 1965, to hold    office until the conclusion
       of the next AGM

8      Re-appoint Tan Sri Dr. Lin See Yan as a Director          Mgmt          For                            For
       of the Company, who retires  in accordance
       with Section 129 of the Companies Act, 1965,
       to hold office     until the conclusion of
       the next AGM

9      Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and          authorize the Directors
       to fix their remuneration

10     Authorize the Company, subject to the passing             Mgmt          For                            For
       of Resolution 11, and subject   to compliance
       with all applicable laws, the Company's Articles
       of             Association, and the regulations
       and guidelines applied from time to time by
       Bursa Malaysia Securities Berhad ("Bursa Securities")
       and/or any other        relevant regulatory
       authorities: to utilize up to the aggregate
       of the total  retained earnings and share premium
       accounts of the Company based on its      latest
       audited financial statements available up to
       the date of the           transaction, to purchase,
       from time to time during the validity of the
       approval and authority under this resolution,
       such number of ordinary shares  of 10 sen each
       in the Company (as may be determined by the
       Directors of the   Company) on Bursa Securities
       upon such terms and conditions as the Directors
       may deem fit and expedient in the interests
       of the Company, provided that     CONTD

CONT   CONTD the aggregate number of shares to be purchased      Non-Voting    No vote
       and/or held by the       Company pursuant to
       this resolution does not exceed 10% of the
       total issued   and paid-up ordinary share capital
       of the Company at the time of purchase and
       that, in the event that the Company ceases
       to hold all or any part of such    shares as
       a result of (among others) cancellations, re-sales
       and/or           distributions of any of these
       shares so purchased, the Company shall be
       entitled to further purchase and/or hold
       such additional number of shares as  shall
       (in aggregate with the shares then still held
       by the Company) not       exceed 10% of the
       total issued and paid-up ordinary share capital
       of the      Company at the time of purchase;
       Authority shall remain valid and in full
       force and effect until the conclusion of
       the next AGM of the Company; or (ii) the expiry
       of the period within which the next AGM is
       required by law to be   held, CONTD

CONT   CONTD unless earlier revoked or varied by ordinary        Non-Voting    No vote
       resolution of the members  of the Company in
       general meeting, whichever occurs first ; authorize
       the     Directors of the Company in their absolute
       discretion, to deal with any       shares purchased
       and any existing treasury shares ("the said
       Shares") in the  following manner: (i) cancel
       the said Shares; and/or (ii) retain the said
       Shares as treasury shares; and/or (iii)
       distribute all or part of the said    Shares
       as dividends to shareholders, and/or resell
       all or part of the said    Shares on Bursa
       Securities in accordance with the relevant
       rules of Bursa     Securities and/or cancel
       all or part of the said Shares, or in any other
       manner as may be prescribed by all applicable
       laws and/or regulations and     guidelines
       applied from CONTD

CONT   CONTD time to time by Bursa Securities and/or             Non-Voting    No vote
       any other relevant authority    for the time
       being in force; and that the authority to deal
       with the said     Shares shall continue to
       be valid until all the said Shares have been
       dealt   with by the Directors of the Company;
       and to take all such actions that may   be
       necessary and/or desirable to give effect to
       this resolution and in        connection therewith
       to enter into and execute on behalf of the
       Company any   instrument, agreement and/or
       arrangement with any person, and in all cases
       with full power to assent to any condition,
       modification, variation and/or    amendment
       (if any) as may be imposed by any relevant
       regulatory authority or  Bursa Securities and/or
       to do all such acts and things as the Directors
       may   deem fit and expedient in the best interest
       of the Company

11     Authorize Kien Huat Realty Sdn Berhad ( KHR               Mgmt          For                            For
       ) and the persons acting in       concert with
       KHR ("PAC"), subject to the passing of Resolution
       10 and the     approval of the Securities Commission
       ("SC"), to be exempted from the         obligation
       to undertake a mandatory take-over offer on
       the remaining voting   shares in the Company
       not already owned by them under Part II of
       the          Malaysian Code on Take-overs and
       Mergers 1998 ("Code"), which may arise upon
       the future purchase by the Company of its
       own shares pursuant to Resolution   10, in
       conjunction with the application submitted
       by KHR and the PAC to the   SC under Practice
       Note 2.9.10 of the Code, CONTD

CONT   CONTD and authorize the Directors of the Company          Non-Voting    No vote
       to take all such actions     that may be necessary
       and/or desirable to give effect to this resolution
       and  in connection therewith to enter into
       and execute on behalf of the Company    any
       instrument, agreement and/or arrangement with
       any person, and in all      cases with full
       power to assent to any condition, modification,
       variation     and/or amendment (if any) as
       may be imposed by any relevant regulatory
       authority and/or to do all such acts
       and things as the Directors may deem fit and
       expedient in the best interest of the Company

12     Authorize the Directors, subject always to the            Mgmt          Against                        Against
       Companies Act, 1965, the       Articles of
       Association of the Company, the Main Market
       Listing Requirements  of Bursa Malaysia Securities
       Berhad ("MMLR") and the approval of any relevant
       governmental and/or regulatory authorities,
       where such approval is required,  and pursuant
       to Section 132D of the Companies Act, 1965,
       to issue and allot   shares in the Company;
       and/or issue, make or grant offers, agreements,
       options or other instruments that might
       or would require shares to be issued  (collectively
       "Instruments") during and/or after the period
       the approval      granted by this resolution
       is in force, at any time and from time to time
       and upon such terms and conditions and for
       such purposes as the Directors may, in their
       absolute discretion deem fit, provided that:
       CONTD

CONT   CONTD (i) the number of shares to be issued               Non-Voting    No vote
       pursuant to the authority granted under this
       resolution, when aggregated with all shares
       issued and/or shares   that are capable of
       being issued from the Instruments issued pursuant
       to      Section 132D of the Companies Act,
       1965 in the preceding 12 months
       (calculated in accordance with the MMLR), does
       not exceed 10% of the issued   and paid-up
       share capital of the Company at the time of
       issuance of shares or issuance, making or granting
       the Instruments, and (ii) for the purpose of
       determining the number of shares which
       are capable of being issued from the   Instruments,
       each Instrument is treated as giving rise to
       the maximum number  of shares into which it
       can be converted or exercised; CONTD

CONT   CONTD  Authority under this resolution shall              Non-Voting    No vote
       continue in force until the      conclusion
       of the next AGM of the Company or when it is
       required by the law   to be held, whichever
       is earlier ; to take all such actions that
       may be       necessary and/or desirable to
       give effect to this resolution and in
       connection therewith to enter into and
       execute on behalf of the Company any   instrument,
       agreement and/or arrangement with any person,
       and in all cases    with full power to assent
       to any condition, modification, variation and/or
       amendment (if any) in connection therewith;
       and to obtain the approval for    the listing
       of and quotation for the additional shares
       so issued on Bursa     Malaysia Securities
       Berhad

13     Authorize the Company and/or its unlisted subsidiary      Mgmt          For                            For
       to enter into the        transaction falling
       within the type of recurrent related party
       transaction of a revenue or trading nature
       with the related party as set out in Section
       2.3  under Part C of the Document to Shareholders
       dated 19 MAY 2010, provided that such transaction
       is undertaken in the ordinary course of business,
       at arm s   length and based on commercial terms
       and on terms not more favorable to the   related
       party than those generally available to/from
       the public and are not,  in the Company's opinion,
       detrimental to the minority shareholders and
       that   the breakdown of the aggregate value
       of the recurrent related party           transaction
       conducted/to be conducted during the FY, including
       the type of    recurrent related party transaction
       made and the names of the related         parties,
       CONTD

CONT   CONTD will be disclosed in the annual report              Non-Voting    No vote
       of the Company pursuant to the   requirements
       of the Main Market Listing Requirements of
       Bursa Malaysia        Securities Berhad;  Authority
       shall continue to be in force until: (i) the
       conclusion of the next AGM of the Company
       following this AGM at which such    Proposed
       Shareholders' Mandate is passed, at which time
       it will lapse, unless by a resolution passed
       at the meeting, the authority is renewed; (ii)
       the     expiration of the period within which
       the next AGM of the Company after that  date
       is required to be held pursuant to Section
       143(1) of the Companies Act,  1965 (but shall
       not extend to such extension as may be allowed
       pursuant to    Section 143(2) of the Companies
       Act, 1965); or (iii) revoked or varied by
       resolution passed by the shareholders in
       general meeting whichever is the     earlier

S.1    Approve and adopt the amendments to the existing          Mgmt          For                            For
       Articles of Association of   the Company as
       proposed and set forth under Part D of the
       Document to         Shareholders dated 19 MAY
       2010, and authorize the Directors of the Company
       to do all acts and things and take all such
       steps as they may consider necessary and/or
       desirable to give full effect to these amendments
       to the Articles of   Association of the Company

0      Transact any other business of which due notice           Non-Voting    No vote
       shall have been given




--------------------------------------------------------------------------------------------------------------------------
 GENTING MALAYSIA BERHAD                                                                     Agenda Number:  702439084
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7368M113
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  MYL4715OO008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited financial statements        Mgmt          For                            For
       for the FYE 31 DEC, 2009   and the Directors'
       and Auditors reports thereon

2      Approve the declaration of a final dividend               Mgmt          For                            For
       of 4.3 sen less 25% tax per       ordinary
       share of 10 sen each for the FYE 31 DEC, 2009
       to be paid on 21 JUL   2010 to members registered
       in the record of depository on 30 JUN 2010

3      Approve the payment of Directors' fees of MYR             Mgmt          For                            For
       778,405 for the FYE 31 DEC,     2009

4      Re-elect Tan Sri Lim Kok Thay as a Director               Mgmt          For                            For
       of the Company pursuant to        Article 99
       of the Articles of Association of the Company

5      Re-elect Mr. Teo Eng Siong as a Director of               Mgmt          For                            For
       the Company, pursuant to Article  104 of the
       Articles of Association of the Company

6      Re-appoint Tun Mohammed Hanif Bin Omer, as a              Mgmt          For                            For
       Director of the Company to hold  office until
       the conclusion of the next AGM, retiring in
       accordance with      Section 129 of the Companies
       Act, 1965

7      Re-appoint Tan Sri Alwi Jantan, as a Director             Mgmt          For                            For
       of the Company to hold office   until the conclusion
       of the next AGM, retiring in accordance with
       Section 129 of the Companies Act, 1965

8      Re-appoint Tan Sri Dr. Lin See Yan, as a Director         Mgmt          For                            For
       of the Company to hold      office until the
       conclusion of the next AGM, retiring in accordance
       with      Section 129 of the Companies Act,
       1965

9      Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and          authorize the Directors
       to fix their remuneration

10     Authorize the Company, subject to the passing             Mgmt          For                            For
       of ordinary Resolution 11, and  subject to
       compliance with all applicable laws, the Company's
       Articles of     Association, and the regulations
       and guidelines applied from time to time by
       Bursa Malaysia Securities Berhad and/or any
       other relevant regulatory         authorities:
       a  to utilize up to the aggregate of the total
       retained earnings and share premium accounts
       of the Company based on its latest Audited
       financial statements available up 10
       the date of the transaction, to          purchase,
       from time to time during the validity of the
       approval and authority under this resolution,
       such number of ordinary shares of 10 sen each
       in the   Company  as may be determined by the
       Directors of1he Company  on Bursa        Securities
       upon such terms and conditions as the Directors
       may deem fit and   expedient CONTD

CONT   CONTD in the interests of the Company, provided           Non-Voting    No vote
       that the aggregate number of  shares to be
       purchased and/or held by the Company pursuant
       to this resolution does not exceed 10% of the
       total issued and paid-up ordinary share capital
       of the Company at the lime of purchase and
       provided further that in the event    that
       the Company ceases to hold all or any part
       of such shares as a result of  among others
       cancellations, resales and/or distributions
       of any of these    shares so purchased, the
       Company shall be entitled to further purchase
       and/or hold such additional number of shares
       as shall  in aggregate with the shares  then
       still held by the Company  not exceed 10% of
       the total issued and        paid-up ordinary
       share capital of the Company at the time of
       purchase, based  on the audited financial statements
       of the Company for the FYE 31 CONTD

CONT   CONTD DEC 2009, the Company's retained earnings           Non-Voting    No vote
       and share premium accounts    were approximately
       MYR 8,088.2 million and MYR 1,106.0 million
       respectively;  Authority expires the earlier
       of the conclusion of the next AGM of the
       Company or the expiration of the period
       within which the next AGM is required by law
       to be held ; authorize the Directors of the
       Company in their absolute  discretion, to deal
       with any shares purchased and any existing
       treasury       shares  the said shares  in
       the following manner: i  cancel the said shares;
       and/ or ii  retain the said shares as treasury
       shares; and/or iii  distribute all or part
       of the said shares as dividends to shareholders,
       and/or resell    all or part of the said shares
       on Bursa securities in accordance with the
       relevant rules of Bursa securities and/or
       cancel all or part of the said      shares,
       CONTD

CONT   CONTD or in any other manner as may be prescribed         Non-Voting    No vote
       by all applicable laws      and/or regulations
       and guidelines applied from time to time by
       Bursa          Securities and/or any other
       relevant authority for the time being in force
       and that the authority to deal with the
       said Shares shall continue to be      valid
       until all the said Shares have been dealt with
       by the Directors of the  Company; and authorize
       the Directors of the Company to take all such
       actions  that may be necessary and/or desirable
       to give effect to this resolution and  in connection
       therewith to enter into and execute on behalf
       of the Company    any instrument, agreement
       and/or arrangement with any person, and in
       all      cases with full power to assent to
       any condition, modification, variation
       and/or amendment  if any  as may be imposed
       by any relevant regulatory        authority
       or Bursa Securities CONTD

CONT   CONTD and/or to do all such acts and things               Non-Voting    No vote
       as the Directors may deem fit and expedient
       in the best interest of the Company

11     Authorize Genting Berhad and the persons acting           Mgmt          For                            For
       in concert with GENT  "PAC" , subject to the
       passing of Ordinary Resolution 10 and the approval
       of the      Securities Commission, to be exempted
       from the obligation to undertake a      mandatory
       take-over offer on the remaining voting shares
       in the Company not   already owned by them
       under Part II of the Malaysian Code on Take-Overs
       and   Mergers, 1998  "Code" , which may arise
       upon the future purchase by the       Company
       of its own shares pursuant to Ordinary Resolution
       10, in conjunction  with the application submitted
       by GENT and the PACs to the SC under Practice
       Note 2.9.10 of the Code, and authorize the
       Directors of the Company to take   all such
       actions that may be necessary and/or desirable
       to give effect to     this resolution and in
       connection therewith to enter into and execute
       on      behalf of the Company any instrument,CONTD

CONT   CONTD agreement and/or arrangement with any               Non-Voting    No vote
       person, and in all cases with     full power
       to assent to any condition, modification, variation
       and/or         amendment  if any  as may be
       imposed by any relevant regulatory authority
       and/or to do all such acts and things as
       the Directors may deem fit and       expedient
       in the best interest of the Company

12     Authorize the Directors, subject always to the            Mgmt          For                            For
       Companies Act, 1965, the       Articles of
       Association of the Company, the Main Market
       Listing Requirements  of Bursa Malaysia Securities
       Berhad  "MMLR"  and the approval of any relevant
       governmental and/or regulatory authorities,
       where such approval is required,  pursuant
       to Section 132D the Companies Act, 1965 to:
       1  issue and allot       shares in the Company:
       and/or 2  issue, make or grant offers, agreements,
       options or other instruments that might
       or would require shares to be issued  collectively
       "Instruments"  during and/or after the period
       the approval       granted by this resolution
       is in force, at any time and from time to time
       and upon such terms and conditions and for
       such purposes as the Directors may, in their
       absolute discretion deem fit, provided that:
       1  the number of shares    CONTD

CONT   CONTD to be issued pursuant to the authority              Non-Voting    No vote
       granted under this resolution,   when aggregated
       with all shares issued and/or shares that are
       capable of      being issued from the Instruments
       issued pursuant to Section 132D of the
       Companies Act, 1965 in the preceding 12 months
       calculated in accordance with the MMLR , does
       not exceed 10% of the issued and paid-up share
       capital of the Company at the time of issuance
       of shares or issuance, making or granting the
       Instruments, and ii  for the purpose of determining
       the number of shares      which are capable
       of being issued from the Instruments, each
       Instrument is    treated as giving rise to
       the maximum number of shares into which it
       can be   converted or exercised,  Authority
       expires the earlier of the conclusion of
       the next AGM of the Company or when it is required
       by the law to be held      CONTD

CONT   CONTD and a  authorize the Directors of the               Non-Voting    No vote
       Company to take all such actions  that may
       be necessary and/or desirable to give effect
       to this resolution and  in connection therewith
       to enter into and execute on behalf of the
       Company    any instrument, agreement and/or
       arrangement with any person, and in all
       cases with full power to assent to any condition,
       modification, variation     and/or amendment
       if any  in connection therewith; and b  to
       obtain the       approval for the listing of
       and quotation for the additional shares so
       issued on Bursa Malaysia Securities Berhad

13     Authorize the Company and/or its subsidiaries             Mgmt          For                            For
       to enter into any of the        transactions
       falling within the types of recurrent related
       party transactions of a revenue or trading
       nature with the related parties as set out
       in Section 2.3 under Part C of the Document
       to Shareholders dated 18 MAY 2010, provided
       that such transactions are undertaken in the
       ordinary course of business, at  arm's length
       and based on commercial terms and on terms
       not more favourable   to the related party
       than those generally available to/from the
       public and    are not, in the Company's opinion,
       detrimental to the minority shareholders
       and that the breakdown of the aggregate value
       of the recurrent related party  transactions
       conducted/to be conducted during the financial
       year, including   the types of recurrent related
       party transactions made and the names CONTD

CONT   CONTD of the related parties, will be disclosed           Non-Voting    No vote
       in the annual report of the   Company pursuant
       to the requirements of the Main Market Listing
       Requirements  of Bursa Malaysia Securities
       Berhad;  Authority expires the earlier of the
       conclusion of the next AGM of the Company
       following this AGM at which such    proposed
       shareholders' mandate is passed, at which it
       will lapse, unless by a resolution passed at
       the meeting, the authority is renewed; or the
       expiration of the period within which the next
       AGM of the Company after that date is     required
       to be held pursuant to Section 143(1) of the
       Companies Act, 1965     but shall not extend
       to such extension as may be allowed pursuant
       to Section  143(2) of the Companies Act, 1965

14     Authorize the Company to make a retirement gratuity       Mgmt          Against                        Against
       payment of MYR 457,475 to Tan Sri Wan Sidek
       bin Hj Wan Abdul Rahman, the former Independent
       Non-executive Director of the Company
       in recognition and appreciation of his  long
       service and contribution to the Company and
       authorize the Directors of   the Company to
       take all such actions as they may consider
       necessary and/or    desirable to give full
       effect to this resolution

S.1    Approve and adopt the amendments to the existing          Mgmt          For                            For
       Articles of Association of   the Company as
       proposed and set forth under Part D of the
       Document to         Shareholders dated 18 MAY
       2010, and authorize the Directors of the Company
       to do all acts and things and take all such
       steps as they may consider necessary and/or
       desirable to give full effect to these amendments
       to the Articles of   Association of the Company

0      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 GENTING PLANTATIONS BHD                                                                     Agenda Number:  702437218
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y26930100
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  MYL2291OO002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the Audited financial statements        Mgmt          For                            For
       for the FYE 31 DEC 2009    and the Directors'
       and Auditors' reports thereon

2      Approve the declaration of a final dividend               Mgmt          For                            For
       of 5.25 sen less 25% tax per      ordinary
       share of 50 sen each for the FYE 31 DEC 2009
       to be paid on 15 JUL    2010 to members registered
       in the record of depositors on 30 JUN 2010

3      Approve the payment of Directors' fees of MYR             Mgmt          For                            For
       521,300 for the FYE 31 DEC 2009

4      Re-elect Tan Sri Lim Kok Thay as a Director               Mgmt          For                            For
       of the Company pursuant to        Article 99
       of the Articles of the Association of the Company

5      Re-elect Mr. Quah Chek Tin as a Director of               Mgmt          For                            For
       the Company pursuant to Article   99 of the
       Articles of the Association of the Company

6      Re-appoint Tan Sri Mohd Amin bin Osman as a               Mgmt          For                            For
       Director of the Company, who      retires in
       accordance with Section 129 of the Companies
       Act, 1965, to hold    office until the conclusion
       of the next AGM

7      Re-appoint Lt. Gen.  B  Dato' Haji Abdul Jamil            Mgmt          For                            For
       bin Haji Ahmad as a Director   of the Company,
       who retires in accordance with Section 129
       of the Companies   Act, 1965, to hold office
       until the conclusion of the next AGM

8      Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and          authorize the Directors
       to fix their remuneration

9      Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       always to the Companies Act,  1965, the Articles
       of Association of the Company, the Main Market
       Listing     Requirements of Bursa Malaysia
       Securities Berhad  MMLR  and the approval of
       any relevant Governmental and/or regulatory
       authorities, where such approval  is required,
       pursuant to the Section 132 D of the Companies
       Act, 1965 to:  1  issue and allot shares in
       the Company; and/or  2  issue, make or grant
       offers, agreements, options or other
       instruments that might or would require  shares
       to be issued  collectively, Instruments  during
       and/or after the       period the approval
       granted by this resolution is in force, at
       any time and   upon such terms and conditions
       and for such purposes as the Directors may,
       in their absolute discretion deem fit, provided
       that: CONTD..

CONT   ..CONTD  i  the number of shares to be issued             Non-Voting    No vote
       pursuant to the authority       granted under
       this resolution, when aggregated with all shares
       issued and/or  shares that are capable of being
       issued from the instruments issued pursuant
       to Section 132 D of the Companies Act, 1965
       in the preceding 12 months        calculated
       in accordance with the MMLR , does not exceed
       10% of the issued    and paid-up share capital
       of the Company at the time of issuance, making
       or   granting the instruments, and  ii  for
       the purpose of determining the number  of shares
       which are capable of being issued from the
       instruments, each        instrument is treated
       as giving rise to the maximum number of shares
       into     which it can be converted or exercised,
       CONTD..

CONT   ..CONTD  Authority shall continue in force until          Non-Voting    No vote
       the conclusion of the next   AGM of the Company
       or when it is required by the law to be held,
       which ever   is earlier ; authorize the Directors
       of the Company to take all such action   that
       may be necessary and/or desirable to give effect
       to this resolution and  in connection therewith
       to enter into and execute on behalf of the
       Company    any instrument, agreement and/or
       arrangement with any person, and in all
       cases with full power to assent to any condition,
       modification, variation     and/or amendment
       if any , in connection therewith; and to obtain
       the         approval for the Listing of and
       quotation for the additional shares so issued
       on Bursa Malaysia Securities Berhad

10     Authorize the Company, subject to compliance              Mgmt          Against                        Against
       with all applicable laws, the    Company's
       Articles of Association, and the regulations
       and guidelines applied from time to time by
       Bursa Malaysia Securities Berhad  Bursa Securities
       and/or any other relevant regulatory
       authorities: a) to utilize up to the     aggregate
       of the total retained earnings and share premium
       account of the     Company based on its latest
       Audited financial statements available up to
       the  date of transaction, to purchase from
       time to time during the validity of the approval
       and authority under this resolution, such number
       of ordinary shares  of 50 SEN each in the Company
       as may be determined by the Directors of the
       Company  on Bursa Securities upon such terms
       and conditions as the Directors  may deem fit
       and expedient in the interests of the Company,
       provided that the aggregate number of shares
       to be purchased and/or held by the Company
       pursuant to CONTD..

CONT   ..CONTD this resolution does not exceed 10%               Non-Voting    No vote
       of the total issued and paid-up   ordinary
       share capital of the Company at the time of
       purchase, and provided   that in the event
       that the Company ceases to hold all or any
       part of such     shares as a result of  among
       others  cancellations, sales and/or
       distributions of any of these shares
       so purchased, the Company shall be       entitled
       to further purchase and/or hold such additional
       numbers of shares as shall  in aggregate with
       the shares then still held by the Company
       not       exceed 10% of the total issued and
       paid-up ordinary share capital of the
       Company at the time of purchase; based on the
       Audited financial statements of the Company
       for the FYE 31 DEC 2009, the Company's retained
       earnings and      share premium account were
       approximately MYR 2,530.1 million and MYR 42.1
       million respectively; b) approval and authority
       conferred by this resolution  shall commence
       on the passing of this CONTD..

CONT   ..CONTD resolution, and shall remain valid and            Non-Voting    No vote
       in full force and effect       until:  i  the
       conclusion of the next AGM is required by law
       to be held,      unless earlier revoked or
       varied by ordinary resolution of the members
       of the Company in general meeting, whichever
       occurs first; c) autorize the Directors of
       the Company in their absolute discretion, to
       deal with any shares          purchased and
       any existing treasury shares  the said shares
       in the following manner:  i  cancel the said
       shares; and/or  ii  retain the said shares
       as     treasury shares; and/or  iii  distribute
       all or part of the said shares as    dividends
       to shareholders, and/or resell all or part
       of the said shares on    Bursa Securities in
       accordance with the relevant rules of Bursa
       Securities    and/or cancel all or part of
       the said shares, or in any other manner as
       may   be prescribed by all applicable laws
       and/or regulations and guidelines        applied
       from time to time by Bursa Securities and/or
       any

CONT   ..CONTD relevant authority for the time being             Non-Voting    No vote
       in force and that the authority to deal with
       the said shares shall continue to be valid
       until all the said    shares have been dealt
       with by the Directors of the Company; and d)
       to take   all such actions that may be necessary
       and/or desirable to give effect to     this
       resolution and in connection therewith to enter
       into and execute on      behalf of the Company
       any instrument, agreement and/or arrangement
       with any   person, and in all cases with full
       power to assent to any condition,
       modification, variation and/or amendment  if
       any  as may be imposed by any    relevant regulatory
       authority or Bursa Securities and/or to do
       all such Acts  and things as the Directors
       may deem fit and expedient in the best interest
       of the Company

11     Authorize the Company and/or its subsidiaries             Mgmt          For                            For
       to enter into any of the        transactions
       falling within the types of recurrent related
       party transactions of a revenue or trading
       nature with the related parties as set out
       in Section 2.3 under Part B of the document
       to shareholders dated 17 MAY 2010 provided
       that such transactions are undertaken in
       the ordinary course of business, at  arm/s
       length and based on commercial terms and on
       terms which are not more    favourable to the
       related party than those generally available
       to/from the    public and are not, in the Company's
       opinion, detrimental to the minority     shareholders
       and that the breakdown of the aggregate value
       of the recurrent   related party transactions
       conducted/to be conducted during the FY, including
       the types of recurrent related party CONTD...

CONT   ..CONTD transactions made and the names of the            Non-Voting    No vote
       related parties, will be       disclosed in
       the annual report of the Company pursuant to
       the requirements of the Main Market Listing
       Requirements of Bursa Malaysia Securities Berhad;
       such approval shall continue to be in force
       until:  i  the conclusion of the  next AGM
       AGM  of the Company following this AGM at
       which such proposed       shareholders mandate
       is passed, at which time it will lapse, unless
       by a      resolution passed at the meeting,
       the authority is renewed;  ii  the
       expiration of the period within which the
       next AGM of the Company after that  date is
       required to be held pursuant to Section 143
       1  of the Companies Act,  1965  but shall not
       extend to such extension as may be allowed
       pursuant to    Section 143 2  of the Companies
       Act, 1965 ; or  iii  revoked or varied by
       resolution passed by the shareholders in
       general meeting, whichever is        earlier

S.1    Approve and adopt the amendments to the existing          Mgmt          For                            For
       Articles of Association of   the Company as
       proposed and set forth under part C of the
       document to         shareholders dated 17 MAY
       2010; and autorize the Directors of the Company
       to  do all acts and things and take all such
       steps as they may consider necessary and/or
       desirable to give full effect to these amendments
       to the Articles of   Association of the Company

0      Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 GERDAU S A                                                                                  Agenda Number:  702348803
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2867P113
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  BRGGBRACNPR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 3 AND 4 ONLY.    THANK YOU.

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve the Directors' accounts and vote the              Non-Voting    No vote
       financial statements for the FY  ending 31
       DEC 2009

2      Approve the distribution of the FYs net profits           Non-Voting    No vote
       and distribution dividends

3      Election of the Members of the Board of Directors         Mgmt          For                            For
       and set the Directors

4      Election of the Members of the finance committee          Mgmt          For                            For
       and their respective




--------------------------------------------------------------------------------------------------------------------------
 GETIN HLDG S A                                                                              Agenda Number:  702390371
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3203X100
    Meeting Type:  AGM
    Meeting Date:  19-May-2010
          Ticker:
            ISIN:  PLGSPR000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the meeting                                    Mgmt          For                            For

2      Appointment of the meeting's chairman                     Mgmt          For                            For

3      Approve the statement of the meeting's legal              Mgmt          For                            For
       validity

4      Approve the agenda                                        Mgmt          For                            For

5      Receive the presentation by the Supervisory               Mgmt          For                            For
       Board, its report on examination  of the Company's
       financial statement for 2009 and report on
       its activity in   2009

6      Adopt the resolution on approval of the Supervisory       Mgmt          For                            For
       Board's report on its     activity in 2009,
       and the report on examination of the management's
       report on Company's activity in 2009 and the
       financial statement for 2009

7      Approve the Management's report on Company's              Mgmt          For                            For
       activity in 2009

8      Approve the financial statement for 2009                  Mgmt          For                            For

9      Approve the Management's report on activity               Mgmt          For                            For
       of the Company's capital group on 2009

10     Approve the consolidated financial statement              Mgmt          For                            For
       of the Company's capital group

11     Approve the duties' fulfilling by the management          Mgmt          For                            For

12     Approve the duties' fulfilling by the Supervisory         Mgmt          For                            For
       Board's members

13     Approve the Management motion on profit for               Mgmt          For                            For
       2009 distribution

14     Adopt the resolution on profit for 2009 distribution      Mgmt          For                            For

15     Adopt the resolution on changes to the Company's          Mgmt          For                            For
       statute text

16     Adopt the resolution on amendments to the Supervisory     Mgmt          For                            For
       Board's rules

17     Adopt the resolution on change of the rules               Mgmt          For                            For
       on purchase of the Company's own  shares

18     Adopt the resolution on pledge on the Company's           Mgmt          For                            For
       own shares

19     Closure of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GETIN HOLDING S.A., WROCLAW                                                                 Agenda Number:  702038781
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3203X100
    Meeting Type:  EGM
    Meeting Date:  31-Jul-2009
          Ticker:
            ISIN:  PLGSPR000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the meeting                                    Mgmt          No Action

2.     Elect the Chairperson                                     Mgmt          No Action

3.     Approve the declaration of proper convening               Mgmt          No Action
       of the meeting and of its capability to pass
       resolutions

4.     Approve the agenda                                        Mgmt          No Action

5.     Amend the Company's Articles of Association               Mgmt          No Action

6.     Amend the Company's Supervisory Board Bylaws              Mgmt          No Action

7.     Amend the Company's general meeting of Shareholders       Mgmt          No Action
       Bylaws

8.     Closing of the meeting                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 GIANT MANUFACTURE CO LTD                                                                    Agenda Number:  702466980
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2708Z106
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  TW0009921007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 4.5 per     share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.5    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.6    Approve to revise the procedures of asset acquisition     Mgmt          For                            For
       or disposal

B.7    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 GILAT SATELLITE NETWORKS LTD, PETAH TIKVA                                                   Agenda Number:  702176579
--------------------------------------------------------------------------------------------------------------------------
        Security:  M51474118
    Meeting Type:  OGM
    Meeting Date:  30-Dec-2009
          Ticker:
            ISIN:  IL0010825102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

       Report on business for the year ended 31st DEC            Non-Voting    No vote
       2008 and receive and consider the Auditors
       report and our consolidated financial statements
       for the year ended 31st DEC 2008

1.     Re-appoint Kost Forer Gabbay & Kasierer as a              Mgmt          For                            For
       Member of Ernst & Young Global as the Independent
       Auditors for the Company until the next AGM
       of the Company's shareholders and authorize
       the Audit Committee and Board of Directors
       of the Company to determine the compensation
       of the Independent Auditors

2.1    Re-appoint the Officiating Director Jeremy Blank          Mgmt          For                            For
       for an additional year

2.2    Re-appoint the Officiating Director Udi Ganani            Mgmt          For                            For
       for an additional year

2.3    Re-appoint the Officiating Director Amiram Levinberg      Mgmt          For                            For
       for an additional year

2.4    Re-appoint the Officiating Director Karen Sarid           Mgmt          For                            For
       for an additional year

2.5    Re-appoint the Officiating Director Izhak Tamir           Mgmt          For                            For
       for an additional year

3.     Approve to extend the term of the employment              Mgmt          For                            For
       agreement between Gilat and our Chief Executive
       officer and Chairman of the Board of Directors,
       Mr. Amiram Levinberg, for an additional two
       years until the end of the term of his service
       as Chairman of the Board of Director and under
       the same terms as currently in effect and to
       clarify the terms of his option grant of 30
       DEC 2008

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 638242 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GLAXOSMITHKLINE PHARMACEUTICALS LTD                                                         Agenda Number:  702279515
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2709V112
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2010
          Ticker:
            ISIN:  INE159A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 DEC 2009 and the profit  and loss
       account for the YE as on that date and the
       reports of the Board of   Directors and the
       Auditors thereon

2      Declare a dividend on equity shares for the               Mgmt          For                            For
       YE 31 DEC 2009

3      Re-appoint Mr. R. R. Bajaaj as a Director, who            Mgmt          For                            For
       retires by rotation

4      re-appoint Mr. M. B. Kapadia as a Director,               Mgmt          For                            For
       who retires by rotation

5      Re-appoint Mr. R. C. Sequeira as a Director,              Mgmt          For                            For
       who retires by rotation

6      Appointment of M/s. Price Waterhouse and Company,         Mgmt          For                            For
       Chartered Accountants, as

7      Appoint Mr. A. M. Nimbalkar as a Director of              Mgmt          For                            For
       the Company liable to retirement

S.8    Approve, pursuant to Sections 258, 259 and other          Mgmt          For                            For
       applicable provisions, if    any, of the Companies
       Act, 1956, including any statutory modifications
       or     e-enactments thereof, and all other
       statutory provisions, if any, and subject to
       the approval of the Central Government and
       any other approvals required by law, to increase
       the number of Directors of the Company from
       twelve to        fifteen; pursuant to Section
       31 and other applicable provisions, if any,
       of   the Companies Act, 1956, including any
       statutory modifications or             re-enactments
       thereof, and all other statutory provisions,
       if any, to delete  the existing Article 124
       of the Articles of Association of the Company
       and to substitute the following to be read
       in its CONTD.

-      CONTD. place with effect from the date of consent         Non-Voting    No vote
       of the Central Government's approval in accordance
       with the Companies Act, 1956: unless otherwise
       determined by a general meeting and
       subject to Section 252 of the Act, the    number
       of Directors shall not be less than three or
       more than fifteen; and    authorize the Board
       of Directors to take all necessary or desirable
       steps for the aforesaid purpose and matters
       incidental thereto




--------------------------------------------------------------------------------------------------------------------------
 GLENMARK PHARMACEUTICALS LTD                                                                Agenda Number:  702064243
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2711C144
    Meeting Type:  OTH
    Meeting Date:  28-Aug-2009
          Ticker:
            ISIN:  INE935A01035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU

S.1    Authorize the Board of Directors, in pursuance            Mgmt          For                            For
       of the provisions of Section 81[1A] and other
       applicable provisions, if any, of the Companies
       Act, 1956 as also provisions of any other applicable
       laws, rules and regulations [including any
       amendment thereto or re-enactment thereof for
       the time being in force] and enabling provisions
       in the Memorandum and Articles of Association
       of the Company and the Listing Agreements entered
       into by the Company with the Stock Exchanges
       where the shares of the Company are listed
       and subject to such approvals, consents, permissions
       and sanctions of the Government of India [GOI],
       Reserve Bank of India [RBI], Securities and
       Exchange Board of India [SEBI] and all other
       appropriate and/or concerned authorities, and
       subject to such conditions and modifications,
       as may be prescribed by any of them in granting
       such approvals, consents, permissions and sanctions
       which may be agreed to by the Board of Directors
       of the Company ["Board"] [which term shall
       be deemed to include any Committee which the
       Board may have constituted or hereafter constitute
       for the time being exercising the powers conferred
       on the Board by this resolution], to issue,
       offer and allot Equity shares/warrants and
       for instruments convertible into Equity shares
       optionally or otherwise including but not limited
       to Global Depository Receipts [GDR's] American
       Depository Receipts [ADR's]/Foreign Currency
       Convertible Bonds [FCCB's] or any combination
       thereof [hereinafter referred to as "Securities"]
       for an aggregate sum up to USD 250 million
       with a green shoe option of 15% or equivalent
       in Indian and/or any other currency [ies] inclusive
       of such premium, as may be permitted by the
       Ministry of Finance/such other authorities
       directly to Indian/Foreign/Resident/Non-resident
       Investors [whether Institutions, Incorporate
       Bodies, Mutual Funds/Trusts/Foreign Institutional
       Investors/Banks and/or individuals, or otherwise
       and whether or not such investors are members,
       promoters, Directors or their relatives/associates,
       of the Company] through Public Issue(s), Private
       Placement(s) or a combination thereof or through
       Qualified Institutional Placement [QIP] in
       terms of Chapter XIII A of the SEBI [Disclosure
       and Investor Protection] Guidelines, 2000 as
       amended from time to time at such time or times,
       in such tranche or tranches at such price or
       prices at a discount or premium to market price
       or prices in such manner and on such terms
       and condition and with reference to such 'relevant
       date' as may be decided and deemed appropriate
       by the Board at the time of such issue or allotment
       of considering the prevailing market conditions
       and other relevant factors, wherever necessary
       in consultation with the Lead Managers, Underwriters,
       advisors or through the subsidiaries, including
       by way of Initial Public Offer in the United
       States of America or other countries, so as
       to enable the Company to get listed at any
       Stock Exchanges in India and/or Luxemburg/London/New
       York/Singapore/Hong Kong Stock Exchanges and/or
       any of the Overseas Stock Exchanges; the "relevant
       date" for the purpose of computing the minimum
       price for issue of the Securities in terms
       of Chapter XIII A of the SEBI [Disclosure and
       Investor Protection] Guidelines, 2000 would
       be either (i) the date of the meeting in which
       the Board of the Company or the Committee of
       Directors duly authorized by the Board of the
       Company decides to open the proposed issue
       or (ii) the date on which the holder of the
       securities which are convertible into exchangeable
       with equity shares at a later date becomes
       entitled to apply for the said shares as may
       be determined by the Board of Directors in
       their absolute discretion; for the purpose
       of giving effect to the above resolution, authorize
       the Board of Directors to do all such acts,
       deeds, matters and things as it may, in its
       absolute discretion deem necessary or desirable
       and to settle any question, difficulty or doubt
       that may arise in regard to the offer, issue
       and allotment of securities; to accept any
       modifications in the proposal as may be required
       by the authorities involved in such issues
       but subject to such conditions as the SEBI/GOI/RBI
       or such other appropriate authorities may impose
       at the time of their approval and as agreed
       to by the Board; without prejudice to the generality
       of the above, issue of securities in international
       offer in may have all or any term or combination
       of terms in accordance with the international
       practice; authorize the Board to enter into
       and execute all such arrangements agreements
       with any Lead Managers/Underwriters/Guarantors/Depository
       [ies]/Custodians/ Advisors and all such agencies
       as may be involved in cash or otherwise including
       by way of payment of commission, brokerage,
       fees, expenses incurred in relation to the
       issue of securities and other expenses, if
       any or the like; authorize the Company and/or
       any agency or body may issue Global Depository
       Receipts and/or other form of securities mentioned
       herein above representing the underlying equity
       sharer issued by the Company in registered
       or bearer form with such features and attributes
       as are prevalent in capital markets instrumentations
       of this nature and to provide for the tradability
       or free transferability thereof as per the
       prevailing practice and regulations in the
       capital markets; the Securities issued in international
       offering shall be deemed to have been made
       abroad in the markets and/or at the place of
       issue of the Securities in international markets
       and shall be governed by English or American
       law or any other law as may be decided by the
       Board as the case may be; authorize the Board
       to finalize the mode and the terms of issue
       and to allot such number of Equity Shares/Securities
       as may be required to be issued and allotted
       upon conversion of any Securities referred
       to in the paragraph(s) above as may be necessary
       in accordance with the terms of offering and
       all such shares to rank pari passu with the
       existing Equity Shares of the Company in all
       respects, excepting such rights as to dividend
       as may be provided under the terms of issue
       and in the offer document; subject to necessary
       approval, consent, permission, to convert the
       Global Depository Receipts/Foreign Currency
       Convertible Bonds into ADRs or any other permitted
       Securities and list at NASDAQ/NSE or in any
       other overseas Stock Exchanges; authorize the
       Company and/or any entity, agency or body authorized
       and/or appointed by the Company, may issue
       depository receipts representing the underlying
       Securities issued by the Company in negotiable
       registered or bearer form with such features
       and attributes as are prevalent in international
       capital markets for instruments of this nature
       and to provide for the tradability and free
       transferability thereof as per international
       practices and regulations [including listing
       on one or more stock exchange(s) inside or
       outside India] and under the forms and practices
       prevalent in the international market for Securities
       listing and trading, in the stock/securities
       exchange so that the convertible securities
       or ADRs and/or GDRs are registered or listed;
       such of these Securities as are not subscribed
       may be disposed off by the Board in its absolute
       discretion in such a manner, as the Board may
       deem fit and as permissible by law

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE FOR OR AGAINST FOR THE RESOLUTION 1.
       THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INCLUSION      Non-Voting    No vote
       OF VOTING OPTION COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GLENMARK PHARMACEUTICALS LTD                                                                Agenda Number:  702088267
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2711C144
    Meeting Type:  AGM
    Meeting Date:  25-Sep-2009
          Ticker:
            ISIN:  INE935A01035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2009 and the profit and
       loss account of the Company for the YE on that
       date together with the reports of the Directors
       and the Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Mr. Gracias Saldanha as a Director,            Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. N.B. Desai as a Director, who              Mgmt          For                            For
       retires by rotation

5.     Re-appoint Messrs. Price Waterhouse as the Auditors       Mgmt          For                            For
       of the Company to hold office from the conclusion
       of this AGM until the conclusion of the next
       AGM and approve to fix their remuneration

6.     Appoint Mrs. B.E. Saldanha as a Director of               Mgmt          For                            For
       the Company

7.     Appoint Mr. D.R. Mehta as a Director of the               Mgmt          For                            For
       Company




--------------------------------------------------------------------------------------------------------------------------
 GLOBE TELECOM INC                                                                           Agenda Number:  702297195
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y27257149
    Meeting Type:  AGM
    Meeting Date:  13-Apr-2010
          Ticker:
            ISIN:  PHY272571498
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 658222 DUE TO RECEIPT OF DIRECTOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve to determine the quorum                           Mgmt          For                            For

2.     Approve the minutes of previous meeting                   Mgmt          For                            For

3.     Receive the annual report of the Officers                 Mgmt          For                            For

4.1    Ratify all acts and resolutions of the Board              Mgmt          For                            For
       of Directors and Management adopted in the
       ordinary course of business during the preceding
       year

4.2    Ratify the establishment of long term incentive           Mgmt          For                            For
       plan

5.1    Election of Jaime Augusto Zobel De Ayala as               Mgmt          For                            For
       a Director

5.2    Election of Gerardo C. Ablaza, Jr. as a Director          Mgmt          For                            For

5.3    Election of Mark Chong Chin Kok as a Director             Mgmt          For                            For

5.4    Election of Romeo L. Bernardo as a Director               Mgmt          For                            For

5.5    Election of Ernest Lawrence L. Cu as a Director           Mgmt          For                            For

5.6    Election of Roberto F. De Ocampo as a Director            Mgmt          For                            For

5.7    Election of Koh Kah Sek as a Director                     Mgmt          For                            For

5.8    Election of Delfin L. Lazaro as a Director                Mgmt          For                            For

5.9    Election of Xavier P. Loinaz as a Director                Mgmt          For                            For

5.10   Election of Guillermo D. Luchangco as a Director          Mgmt          For                            For

5.11   Election of Fernando Zobel De Ayala as a Director         Mgmt          For                            For

6.     Election of the Auditors and approve to fix               Mgmt          For                            For
       their remuneration

7.     Other business                                            Non-Voting    No vote

8.     Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GLOBE TRADE CENTRE S A                                                                      Agenda Number:  702249663
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3204U113
    Meeting Type:  AGM
    Meeting Date:  17-Mar-2010
          Ticker:
            ISIN:  PLGTC0000037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Election of the Chairman                                  Mgmt          For                            For

3.     Approve the statement of the meeting's legal              Mgmt          For                            For
       validity and its ability to      adopt  resolutions

4.     Approve the Company's financial report for FY             Mgmt          For                            For
       2009 and Management Board's     report from
       Company's activity for 2009

5.     Approve the consolidated financial report of              Mgmt          For                            For
       capital Group for 2009

6.     Approve the distribution of profit or loss for            Mgmt          For                            For
       2009

7.     Approve the performance of duties of Management           Mgmt          For                            For
       Board Members for 2009

8.     Approve the performance of duties of Supervisory          Mgmt          For                            For
       Board Members for 2009

9.     Approve the changes in Supervisory Board's Membership     Mgmt          For                            For

10.    Closing the meeting                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GLOVIS CO LTD, SEOUL                                                                        Agenda Number:  702003295
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y27294100
    Meeting Type:  EGM
    Meeting Date:  23-Jul-2009
          Ticker:
            ISIN:  KR7086280005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN THE KOREAN MARKET, THE VOTE           Non-Voting    No vote
       OPTION OF 'ABSTAIN' IS DETERMINED TO BE ACCEPTABLE
       OR NOT IN ACCORDANCE WITH THE LOCAL SUB CUSTODIANS
       REGULATIONS. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF YOUR
       VOTING INSTRUCTIONS WILL TREAT 'ABSTAIN' AS
       A VALID VOTE OPTION.THANK YOU

1.     Elect Kim Kyungbae and Chang Bongchun as a Director       Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GLOVIS CO LTD, SEOUL                                                                        Agenda Number:  702247239
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y27294100
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7086280005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the 9th B/S, I/S and proposed disposition         Mgmt          For                            For
       of retained earning

2      Election of Hyungho Kim as the Director                   Mgmt          For                            For

3      Approve the limit of remuneration for the Directors       Mgmt          For                            For

4      Approve the limit of remuneration for the Auditors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GLOVIS CO LTD, SEOUL                                                                        Agenda Number:  702390193
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y27294100
    Meeting Type:  EGM
    Meeting Date:  11-Jun-2010
          Ticker:
            ISIN:  KR7086280005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Election of Director [and External Directors]             Mgmt          For                            For
       Candidates: Yan Yebin Wang [Ma Sang Gon]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GLOW ENERGY PUBLIC CO LTD                                                                   Agenda Number:  702355492
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y27290124
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  TH0834010017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 673814 DUE TO RECEIPT OF DIRECTOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the minutes of previous AGM                       Mgmt          For                            For

2.     Acknowledge the 2009 Operating Results                    Mgmt          For                            For

3.     Approve to accept the financial statements and            Mgmt          For                            For
       statutory reports

4.     Approve the allocation of income and payment              Mgmt          For                            For
       of dividend of THB 1.823 per share

5.     Grant authority for the issuance of debentures            Mgmt          Against                        Against
       not exceeding THB 10 billion or its equivalent
       in other currency

6.1    Election of Dirk Anchiel Marc Beeuwsaert as               Mgmt          For                            For
       a Director

6.2    Election of Guido Geeraerts as a Director                 Mgmt          For                            For

6.3    Election of Kovit Poshyananda as a Director               Mgmt          For                            For

6.4    Election of Supapun Ruttanaporn as a Director             Mgmt          For                            For

7.     Election of Anchalee Chavanich as an Independent          Mgmt          For                            For
       Director, amend names and number of Directors
       who have signing authority, and file amendment
       to ministry of commerce

8.     Approve the remuneration of the Directors and             Mgmt          For                            For
       the Audit Committee

9.     Approve the Deloitte Touche Thomatsu Jaiyos               Mgmt          For                            For
       Audit Co. Ltd. as the Auditors and authorize
       the Board to fix their remuneration

10.    Other businesses (if any)                                 Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 GMR INFRASTRUCTURE LTD, BANGALORE                                                           Agenda Number:  702072098
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2730E113
    Meeting Type:  AGM
    Meeting Date:  31-Aug-2009
          Ticker:
            ISIN:  INE776C01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 601790 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2009 and the profit & loss
       account for the YE on that date and the reports
       of the Board of Directors and the Auditors
       thereon

2.     Re-appoint Mr. Uday M. Chitale as a Director,             Mgmt          For                            For
       who retires by rotation

3.     Re-appoint Mr. Udaya Holla as a Director, who             Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. Srinivas Bommidala as a Director,          Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. Kiran Kumar Grandhi as a Director,         Mgmt          For                            For
       who retires by rotation

6.     Appoint M/s. Price Waterhouse, Chartered Accountants      Mgmt          For                            For
       and M/s. S.R. Batliboi & Associates, Chartered
       Accountants as the Joint Statutory Auditors
       of the Company to hold office from the conclusion
       of this AGM until the conclusion of next AGM
       on such remuneration as may be determined by
       the Board of Directors of the Company

7.     Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       the provisions of Section 228 and other applicable
       provisions, if any, of the Companies Act, 1956
       [the Act] and Article 207 of the Articles of
       Association of the Company, to appoint the
       Branch Auditor[s] of any Branch Office[s] of
       the Company, which may be opened / acquired
       hereafter, in India or abroad, in consultation
       with the Company's Auditors, any person[s]
       qualified to act as Branch Auditor[s] within
       the provisions of Section 228 of the Act and
       to fix their remuneration

8.     Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       16, 94 of the Companies Act, 1956 and Article
       76 of the Articles of Association of the Company
       and subject to such approvals/permission/sanctions
       as may be necessary, the subdivision of each
       and every one of the existing equity share
       of the Company of the nominal value of INR
       2 each fully paid up into 2 equity shares of
       INR 1 each fully paid up, and that in case
       of existing equity shares which are not fully
       paid up, the proportion between the amount
       paid and the amount which is unpaid on each
       reduced equity share of INR 1 each shall be
       same as it were in case the existing equity
       share of INR 2 each from which the reduced
       equity share of INR 1 each is derived; amend
       the existing Clause V of the Memorandum of
       Association of the Company relating to the
       Share Capital as specified; and authorize the
       Board of Directors [Board] / duly constituted
       Committee of the Board, for the purpose of
       giving effect to the resolutions above, to
       take such steps and actions and give such directions
       as it may in its absolute discretion deem necessary
       and to issue new share certificates, wherever
       required, in the aforesaid proportion, in cancellation
       of existing shares, subject to the rules as
       laid down in the Companies [Issue of Share
       Certificates] Rules, 1960, and the Articles
       of Association of the Company and to settle
       any question that may arise in this regard
       and to finalize and execute all documents,
       deeds and writings as may be necessary, which
       includes but not limited to preparing, executing
       and filing necessary applications/ forms/ returns/
       documents to Registrar of Companies, Stock
       Exchanges [BSE & NSE], National Securities
       Depository Limited [NSDL], Central Depository
       Services [India] Limited [CDSL] and /or such
       other statutory authorities as may be necessary
       from time to time and to delegate all or any
       of the powers to any authorized person[s] to
       give effect to the above resolution and to
       comply with necessary formalities in this regard




--------------------------------------------------------------------------------------------------------------------------
 GOL AIRLINES, SAO PAULO                                                                     Agenda Number:  702362207
--------------------------------------------------------------------------------------------------------------------------
        Security:  P491AF117
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRGOLLACNPR4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

CMMT   PLEASE NOTE THAT PREFERRED SHAREHOLDERS CAN               Non-Voting    No vote
       VOTE ON RESOLUTION NO. C ONLY.    THANK YOU

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

A      To receive the Administrators accounts, to examine,       Non-Voting    No vote
       discuss and vote the      financial statements
       accompanied by the Independent Auditors report
       regarding the FYE on 31 DEC 2009

B      To deliberate of the distribution of the net              Non-Voting    No vote
       profits from the FYE, to ratify  the distribution
       of dividends

C      Election of the member of the Board of Directors          Mgmt          For                            For

D      To set the Directors remuneration                         Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 GOLD FIELDS LTD                                                                             Agenda Number:  702104605
--------------------------------------------------------------------------------------------------------------------------
        Security:  S31755101
    Meeting Type:  AGM
    Meeting Date:  04-Nov-2009
          Ticker:
            ISIN:  ZAE000018123
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Receive and adopt the consolidated audited annual         Mgmt          For                            For
       financial statements of the Company and its
       subsidiaries, incorporating the Auditors' and
       the Directors' reports for the YE 30 JUN 2009

O.2    Re-elect Ms. C.A. Carolus as a Director of the            Mgmt          For                            For
       Company, who retires in terms of the Articles
       of Association

O.3    Re-elect Mr. R. Danino as a Director of the               Mgmt          For                            For
       Company, who retires in terms of the Articles
       of Association

O.4    Re-elect Mr. A.R. Hill as a Director of the               Mgmt          For                            For
       Company, who retires in terms of the Articles
       of Association

O.5    Re-elect Mr. N.J. Holland as a Director of the            Mgmt          For                            For
       Company, who retires in terms of the Articles
       of Association

O.6    Re-elect Mr. R.P. Menell as a Director of the             Mgmt          For                            For
       Company, who retires in terms of the Articles
       of Association

O.7    Approve to place the entire authorized but unissued       Mgmt          For                            For
       ordinary share capital of the Company from
       time to time, after setting aside so many shares
       as may be required to be allotted and issued
       by the Company in terms of any share plan or
       scheme for the benefit of employees and/or
       Directors [whether Executive or Non-Executive]
       under the control of the Directors of the Company
       until the next AGM; and authorize such Directors,
       in terms of Section 221(2) of the Companies
       Act 61 of 1973, as amended [Companies Act],
       to allot and issue all or part thereof in their
       discretion, subject to the provisions of the
       Companies Act and the Listings Requirements
       of JSE Limited

O.8    Approve to place the non-convertible redeemable           Mgmt          For                            For
       preference shares in the authorized but unissued
       share capital of the Company under the control
       of the Directors for allotment and issue at
       the discretion of the Directors of the Company,
       subject to all applicable legislation, the
       requirements of any recognized stock exchange
       on which the shares in the capital of the Company
       may from time to time be listed and with such
       rights and privileges attached thereto as the
       Directors may determine

O.9    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to the Articles of Association of the Company,
       and subject to the passing of Resolution 7,
       to allot and issue equity securities for cash,
       subject to the Listings Requirements of JSE
       Limited and subject to the Companies Act, 61
       of 1973, as amended on the following basis:
       (a) the allotment and issue of equity securities
       for cash shall be made only to persons qualifying
       as public shareholders as defined in the Listings
       Requirements of JSE and not to related parties;
       (b) equity securities which are the subject
       of issues for cash: i) in the aggregate in
       any one FY may not exceed 10% of the Company's
       relevant number of equity securities in issue
       of that class; ii) of a particular class, will
       be aggregated with any securities that are
       compulsorily convertible into securities of
       that class, and, in the case of the issue of
       compulsorily convertible securities, aggregated
       with the securities of that class into which
       they are compulsorily convertible; iii) as
       regards the number of securities which may
       be issued [the 10% number], shall be based
       on the number of securities of that class in
       issue added to those that may be issued in
       future [arising from the conversion of options/convertible securities], at the date of such application,
       less any securities of the class issued, or
       to be issued in future arising from options/convertible
       securities issued, during the current FY, plus
       any securities of that class to be issued pursuant
       to a rights issue which has been announced,
       is irrevocable and is fully underwritten or
       acquisition [which had final terms announced]
       may be included as though they were securities
       in issue at the date of application; (c) the
       maximum discount at which equity securities
       may be issued is 10% of the weighted average
       traded price on the JSE of such equity securities
       measured over the 30 business days prior to
       the date that the price of the issue is determined
       or agreed by the directors of the Company;
       (d) after the Company has issued equity securities
       for cash which represent, on a cumulative basis
       within a financial year, 5% or more of the
       number of equity securities of that class in
       issue prior to that issue, the Company shall
       publish an announcement containing full details
       of the issue, including the effect of the issue
       on the net asset value and earnings per share
       of the Company; and (e) the equity securities
       which are the subject of the issue for cash
       are of a class already in issue or where this
       is not the case, must be limited to such securities
       or rights that are convertible into a class
       already in issue; [Authority shall be in force
       until the forthcoming AGM of the Company, provided
       that it shall not extend beyond 15 months of
       the date of this meeting]

O.10   Amend the Gold Fields Limited 2005 Share Plan             Mgmt          For                            For
       adopted by the Company at its AGM on 17 NOV
       2005 [the Share Plan], in accordance with the
       Deed of Amendment, as specified

O.11   Approve to award rights to the specified Non-Executive    Mgmt          For                            For
       Directors in terms of The Gold Fields Limited
       2005 Non-executive Share Plan and to place
       so many unissued ordinary shares in the capital
       of the Company as are necessary to allot and
       issue the shares in respect of which rights
       have been awarded to Non-Executive Directors
       under this resolution under the control of
       the Directors of the Company; and authorize
       the Directors, in terms of Section 221(2) of
       the Companies Act 61 of 1973, as amended, to
       allot and issue all and any of such shares,
       in accordance with the terms and conditions
       of The Gold Fields Limited 2005 Non-executive
       Share Plan, as same may be amended from time
       to time

O.12   Approve to pay the specified remunerations to             Mgmt          For                            For
       the Directors of the Company with effect from
       01 JAN 2010

S.1    Authorize the Company or any subsidiary of the            Mgmt          For                            For
       Company, pursuant to the Articles of Association
       of the Company, from time to time, to acquire
       ordinary shares in the share capital of the
       Company in accordance with the Companies Act,
       61 of 1973 and the JSE Listings Requirements,
       provided that the number of ordinary shares
       acquired in any one FY shall not exceed 20%
       of the ordinary shares in issue at the date
       on which this resolution is passed; [Authority
       expires the earlier of the date of the next
       AGM of the Company or the date 15 months after
       the date on which this resolution is passed];
       the repurchase must be effected through the
       order book operated by the JSE trading system
       and done without any prior understanding or
       arrangement between the Company and the counter
       party; the Company only appoints one agent
       to effect any repurchase(s) on its behalf;
       the price paid per ordinary share may not be
       greater than 10% above the weighted average
       of the market value of the ordinary shares
       for the five business days immediately preceding
       the date on which a purchase is made; the number
       of shares purchased by subsidiaries of the
       Company shall not exceed 10% in the aggregate
       of the number of issued shares in the Company
       at the relevant times; the repurchase of shares
       by the Company or its subsidiaries may not
       be effected during a prohibited period, as
       defined in the JSE Listings Requirements; after
       a repurchase, the Company will continue to
       comply with all the JSE Listings Requirements
       concerning shareholder spread requirements;
       and an announcement containing full details
       of such acquisitions of shares will be published
       as soon as the Company and/or its subsidiaries
       have acquired shares constituting, on a cumulative
       basis 3% of the number of shares in issue at
       the date of the general meeting at which this
       special resolution is considered and if passed,
       and for each 3% in aggregate of the initial
       number acquired thereafter




--------------------------------------------------------------------------------------------------------------------------
 GOLDSUN DEVELOPMENT & CONSTRUCTION CO LTD                                                   Agenda Number:  702454668
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y50552101
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002504008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Receive the 2009 business operations and financial        Non-Voting    No vote
       statements

A.2    Receive the 2009 audited reports                          Non-Voting    No vote

A.3    Receive the report on the disadvantage of internal        Non-Voting    No vote
       control and the audited    status of improvement

A.4    Receive the report on the status of endorsement           Non-Voting    No vote
       and guarantee

A.5    Receive the report on the status of assets impairment     Non-Voting    No vote
       of joint-venture

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution as follows:          Mgmt          For                            For
       proposed cash dividend: TWD  0.1 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings as follows:         proposed stock
       dividend: 20 shares for 1,000 shares held

B.4    Amend the Articles of Incorporation                       Mgmt          For                            For

B.5    Amend the procedures of asset acquisition or              Mgmt          For                            For
       disposal

B.6    Amend the procedures of endorsement and guarantee         Mgmt          For                            For

B.7    Amend the procedures of monetary loans                    Mgmt          For                            For

B.8.1  Election of Lin, Shiaw-Shinn/ ID No.: A101676205          Mgmt          For                            For
       as a Director

B8.2   Election of Chen, Che-Shiung/ ID No.: A101676198          Mgmt          For                            For
       as a Director

B8.3   Election of Wang, Chuang-Yen/ ID No.: E100540433          Mgmt          For                            For
       as a Director

B8.4   Election of Howard Plaza Hotel Co., Ltd/ ID               Mgmt          For                            For
       No.: 36523299, represented by     Liao, Shiu-Chong
       as a Director

B8.5   Election of Lin, Ming-Shen/ ID No.: A121380479            Mgmt          For                            For
       as a Director

B8.6   Election of Frank, Lin/ ID No.: A120891731 as             Mgmt          For                            For
       a Director

B8.7   Election of Lin, Jen-Wen/ ID No.: A103432176              Mgmt          For                            For
       as a Director

B8.8   Election of Golden Flora Investment Co., Ltd/             Mgmt          For                            For
       ID No.: 84492417, represented   by Lin, Chun-Mei
       as a Director

B8.9   Election of Chang, Shih-Chung/ ID no.: A111160670         Mgmt          For                            For
       as a Director

B8.10  Election of Titan-Star International Co., Ltd/            Mgmt          For                            For
       ID no.: 89480262, represented  by Chuang, Chung-Ho
       as a Director

B8.11  Election of Lin Teng Cultural and Educational             Mgmt          For                            For
       Foundation/ ID no.: 76900852,   represented
       by Lin, Tyh-Chang as a Director

B8.12  Election of Lin Teng Cultural and Educational             Mgmt          For                            For
       Foundation/ ID no.: 76900852,   represented
       by Wang, Tai-Hwei as a Director

B8.13  Election of Chang, Ming-Jyi/ ID no.: A110409123           Mgmt          For                            For
       as a Supervisor

B8.14  Election of Lin, Tai-Hung/ID no.: Q100605312              Mgmt          For                            For
       as a Supervisor

B.9    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GORENJE D.D, VELENJE                                                                        Agenda Number:  702427267
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3205K106
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  SI0031104076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A MEETING-SPECIFICNon-Voting    No vote
       POWER OF ATTORNEY [POA] SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. THE POASHOULD BE PRINTED ON COMPANY
       LETTERHEAD AND SIGNED ACCORDING TO SIGNATORY
       LIST IN PLACE. THE POA MUST ALSO BE NOTARIZED
       AND APOSTILLIZED. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE FOR DETAILS. THANK YOU.

1.     Opening, establishing quorum, election of shareholders    Mgmt          For                            For
       assembly operative bodies; Mrs. Katja Fink,
       notary public from Celje, is invited by the
       Management Board to draft the Notary's minutes

2.a    Approve the share capital of the Company, amounting       Mgmt          For                            For
       to EUR 58,546,152.56 and divided into 14,030,000
       ordinary freely transferable registered no
       par value shares, shall be increased by EUR
       9,938,481.05 to amount to a new total of EUR
       67,944,633.61; the newly issued shares are
       classified into the same class as the existing
       shares; increase in share capital in the amount
       of EUR 9,938,481.05 shall be effected by offering
       [issuance] of 2,252,252 new ordinary freely
       transferable registered no par value shares;
       the new shares shall be offered in exchange
       for cash contributions, at a price of EUR 13.32
       per share; the deadline for subscription and
       payment of new shares is 30 days from the day
       of adoption of this resolution; pre-emptive
       right of the existing shareholders to subscribe
       the newly offered/issued shares shall be omitted;
       all newly issued shares shall be offered to
       IFC, a member of the World Bank; the subscriber
       is liable to pay the total price of each subscribed,
       or acquired, share

2.b    Approve, after the capital increase defined               Mgmt          For                            For
       in Resolution 2.a, the share capital of the
       Company, amounting to EUR 67,944,633.61 and
       divided into 16,282,252 ordinary, freely transferable
       registered no par value shares, shall be increased
       by a further amount of no more than EUR 6,333,450.27,
       to at maximum total of EUR 74,278,084.88; the
       newly issued/offered shares shall be classified
       in the sale class as the existing ones; increase
       in share capital in the amount of not more
       than EUR 6,333,450.27 shall be effected by
       issuing no more than 1,517,748 new ordinary
       freely transferable registered no par value
       shares; the shares, priced at EUR 13.32 per
       share, shall be offered in exchange for cash
       contributions; increase in share capital [secondary
       equity offering] shall be carried out in three
       rounds. In the first round, new shares shall
       be offered to all shareholders entered into
       the share register as at the day of announcement
       of the prospectus; these shareholders will
       have the right to subscribe the amount of shares
       proportional to their current shareholding
       in total share capital; the shares not subscribed
       and paid up in the first round will be offered
       in the second round for subscription and payment
       to all shareholders entered into the share
       register as at the day of announcement of the
       prospectus; there shall be no special restrictions
       in subscription of shares; if the number of
       bidders to subscribe and pay for new shares
       in the second round exceeds the number of shares
       left over from the first round, the bidders
       shall be offered to subscribe and pay for the
       number of shares defined in relation between
       the number of shares not subscribed and paid
       for in the first round and all subscribed and
       paid shares in the second round; any excess
       payments for newly issued shares shall be returned
       to the bidders in 15 days after the subscription
       and payment for the new shares; any remaining
       shares that would still be available, i.e.
       not subscribed and paid for by the existing
       shareholders by the end of the second round,
       shall be offered by the issuer's Management
       Board, subject to approval by the Supervisory
       Board, for subscription and payment to third
       parties [third round]; increase in share capital
       shall be deemed successful if at least 70%
       of newly issued and offered shares are subscribed
       and paid for within the deadlines defined in
       the prospectus and provided by the relevant
       legislation; existing shareholders and third
       parties will have the option to restrict their
       subscription in advance in all of three rounds
       of subscribing new shares, by a statement on
       the subscription form, where they can define
       their maximum share percentage or number of
       shares they may own in the Company after the
       capital increase procedure based on this resolution

2.c    Authorize the Supervisory Board to amend, after           Mgmt          Against                        Against
       the capital increase and issuance/offering
       of new shares based on approved capital, the
       Company Articles of Association in such way
       that the contents thereof match the new facts
       resulting from the increase in share capital

3.a    Amend the Articles 15,24, 29 of the Articles              Mgmt          For                            For
       of Association as specified

3.b    Authorizes the Supervisory Board to prepare               Mgmt          For                            For
       a clean and consolidated copy of the Articles
       of Association, based on the changes and amendments
       adopted, and to revise the wording of the Articles
       of Association, including renumbering of Articles

4.     Appointment of : Dr. Peter Kraljic, Dr. Maja              Mgmt          For                            For
       Makovec Brencic, Keith Miles, Uros Slavinec
       and Rudolf Sepic as the Supervisory Board members
       for a period of 4 years to represent the interests
       of the shareholders; the newly appointed Supervisory
       Board members shall assume their terms on 19
       JUL 2010




--------------------------------------------------------------------------------------------------------------------------
 GRANA Y MONTERO S A A                                                                       Agenda Number:  702274995
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4902L107
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  PEP736581005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY  POA  IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 05 APR 2010 (AND A THIRD CALL ON 09 APR
       2010). CONSEQUENTLY,   YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1      Approve the change of the corporate name, purpose         Mgmt          For                            For
       and/or domicile

2      Approve the corporate management financial statements     Mgmt          For                            For
       and annual report

3      Approve the annual corporate governance report            Mgmt          For                            For

4      Approve the compensation for the Board of Directors       Mgmt          Against                        Against

5      Approve the designation of the Outside Auditors           Mgmt          For                            For
       for the 2010 FY

6      Approve the issuance of commercial paper and              Mgmt          Against                        Against
       authorize the Board of Directors to establish
       the terms and conditions of the issuance obtaining
       sources of    financing through corporate bonds
       or securitized bonds and to establish the
       terms and conditions of the mentioned financing,
       including the authority to   establish security
       interests

7      Approve the distribution or allocation of profit          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GREAT WALL ENTERPRISE CO LTD                                                                Agenda Number:  702462413
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2866P106
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0001210003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 665534 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business reports                                 Non-Voting    No vote

A.2    The 2009 audited reports reviewed by Supervisors          Non-Voting    No vote

A.3    The status of 2009 endorsements and guarantees            Non-Voting    No vote

A.4    The status of the investment in Mainland China            Non-Voting    No vote

B.1    Ratify 2009 audited reports                               Mgmt          For                            For

B.2    Ratify the 2009 earnings distribution proposal;           Mgmt          For                            For
       Cash dividend: TWD 1.2 per share

B.3    Approve to raise capital by issuing new shares            Mgmt          For                            For
       from earnings; stock dividend: 50/1000 shs

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B51.1  Election of Fu Jue Investment Corporation/ Han,           Mgmt          For                            For
       Chia-Yau as a Director, Shareholder ID 14320

B51.2  Election of Fu Jue Investment Corporation/ Harn,          Mgmt          For                            For
       Jia-Chen as a Director, Shareholder ID 14320

B51.3  Election of Fu Jue Investment Corporation/ Han,           Mgmt          For                            For
       Chia-Yin as a Director, Shareholder ID 14320

B51.4  Election of Lien Hwa Industrial Corporation               Mgmt          For                            For
       as a Director, Shareholder ID 148

B51.5  Election of C.T.S. Industrial Co., Ltd. as a              Mgmt          For                            For
       Director, Shareholder ID153668

B51.6  Election of Wang, Izu-Lin as a Director, Shareholder      Mgmt          For                            For
       ID 4774

B51.7  Election of Tseng, Pen Jung as a Director, Shareholder    Mgmt          For                            For
       ID 104351

B.5.2  Election of Dar Jia Investment Corporation/               Mgmt          For                            For
       Lee, Hung Chun as Supervisor, Shareholder ID
       81779

B.6    Approve to release the Directors from non-competition     Mgmt          For                            For
       duties

B.7    Extraordinary motions                                     Mgmt          Against                        Against

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GRINDROD LTD                                                                                Agenda Number:  702370040
--------------------------------------------------------------------------------------------------------------------------
        Security:  S3302L128
    Meeting Type:  AGM
    Meeting Date:  19-May-2010
          Ticker:
            ISIN:  ZAE000072328
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited financial statements        Mgmt          For                            For
       for the YE 31 DEC 2009     including the reports
       of the Directors and the Auditors

2.1    Re-elect I. M. Groves as a Director who retires           Mgmt          For                            For
       in accordance with the        Articles of Association

2.2    Re-elect J. G. Jones as a Director who retires            Mgmt          For                            For
       in accordance with the         Articles of
       Association

2.3    Re-elect A. F. Stewart as a Director who retires          Mgmt          For                            For
       in accordance with the       Articles of Association

2.4    Re-elect L. R. Stuart-Hill as a Director who              Mgmt          For                            For
       retires in accordance with the   Articles of
       Association

3      Approve to note the resignation of Ms N. T.               Mgmt          For                            For
       Y. Siwendu as a Director          effective
       01 JAN 2010

4      Appointment of Messrs. M. R. Faku, M. J. Hankinson        Mgmt          For                            For
       and S. D. M. Zungu as the  Directors

5      Approve the Executive Directors' remuneration             Mgmt          For                            For
       for the YE 31 DEC 2009 as       specified in
       the annual report

6      Approve the fees to the Non-Executive Directors           Mgmt          For                            For
       for the year 01 JUL 2010 to   30 JUN 2011,
       as specified

7      Re-appoint Deloitte and Touche as External Auditors       Mgmt          For                            For
       for the ensuing year and  Mr. A. G. Waller
       as the responsible partner

8      Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors for the past year's Audit

S.9    Authorize the Directors of the Company by way             Mgmt          For                            For
       of general approval to          repurchase
       on behalf of the Company ordinary shares of
       0.002 cent issued by   the Company in terms
       of Sections 85 to 90 of the south African companies
       Act  1973  Act 61 of 1973  as amended and in
       terms of the listings requirements of JSE Limited
       JSE ; any such repurchase of ordinary shares
       shall be            implemented on the open
       market of the JSE; an announcement will be
       published  for every 3% of the ordinary shares
       in issue, in aggregate, repurchased by    the
       company, containing full details of such acquisitions
       in accordance with  Section 5.79 of the Listing
       Requirements; in terms of this general approval,
       the acquisition of ordinary shares in any
       one FY may not exceed in aggregate  20% of
       the Company's CONTD

-      CONTD issued share capital of that class at               Non-Voting    No vote
       the time that approval is granted and the acquisition
       of shares by a subsidiary of the Company may
       not exceed   10% in the aggregate in any 1
       FY of the number of issued shares of the
       Company of that class; in determining
       the price at which ordinary shares      issued
       by the Company are repurchased by it in terms
       of this general          approval, the maximum
       premium at which such ordinary shares may be
       repurchased is 10% of the weighted
       average of the market value at which such
       ordinary shares are traded, respectively, on
       the JSE as determined over the 5 trading days
       immediately preceding the day on which the
       transaction was       agreed; the Company may
       only undertake a repurchase CONTD

-      CONTD of shares, if after such repurchase it              Non-Voting    No vote
       still complies with paragraphs   3.37 to 3.41
       of the Listings Requirements concerning shareholder
       spread       requirements; and unless prior
       notice is given in terms of the JSE Listings
       Requirements the Company or its subsidiary
       may not repurchase shares during a prohibited
       period as specified in the paragraph 3.67 of
       the Listings          Requirements

10     Authorize the Directors of the Company that               Mgmt          For                            For
       the unissued ordinary shares in   the capital
       of the Company reserved for the purpose of
       the Company's share    option scheme, representing
       5,500,000 ordinary shares in total, continue
       to   be placed under the control of the Directors
       to issue these shares at such    times and
       on such terms as they may determine

11     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 GROUP FIVE LTD                                                                              Agenda Number:  702071363
--------------------------------------------------------------------------------------------------------------------------
        Security:  S33660127
    Meeting Type:  AGM
    Meeting Date:  14-Oct-2009
          Ticker:
            ISIN:  ZAE000027405
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 603568 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive and approve the annual financial statements       Mgmt          For                            For
       of the group for the YE 30 JUN 2009, together
       with the Directors' and the Independent Auditors'
       reports

2.     Re-elect Lindiwe Evarista Bakoro as a Director            Mgmt          For                            For

3.     Re-elect John Leonard Job as a Director                   Mgmt          For                            For

4.     Re-elect Zolani Mtshotshisa as a Director                 Mgmt          For                            For

5.     Re-elect Philisiwe Buthelezi as a Director                Mgmt          For                            For

6.     Ratify the remuneration of the Non-Executive              Mgmt          For                            For
       Directors for the YE JUN 2009 and approve the
       remuneration of Non-Executive Directors for
       the YE JUN 2010

7.     Re-appoint PricewaterhouseCoopers Inc. as the             Mgmt          For                            For
       Independent Auditors of the Company for the
       ensuing year

8.O.1  Approve to place the authorized but unissued              Mgmt          For                            For
       shares in the capital of the Company under
       the control of the Directors of the Company;
       and authorize the Directors of the Company
       to allot, issue and otherwise dispose of such
       shares to such person or persons on such terms
       and conditions and at such times as the Directors
       of the Company may from time to time and in
       their discretion deem fit, subject to the provisions
       of the Companies Act [Act 61 of 1973] as amended
       [the Act], the Articles of Association of the
       Company and the listings requirements of the
       JSE Limited [JSE], when applicable; this authority
       is restricted to 10% of the ordinary shares
       in issue as at 30 JUN 2008 and will remain
       in place until the next AGM of Group Five ordinary
       shareholders

9.O.2  Authorize the Directors of the Company, to issue          Mgmt          For                            For
       the authorized but unissued shares in the capital
       of the Company for cash, as and when they in
       their discretion deem fit, subject to the Act,
       the Articles of Association of the Company,
       the JSE listings requirements, when applicable
       and the following limitations, namely that:
       the equity securities which are the subject
       of the issue for cash must be of a class already
       in issue, or where this is not the case, must
       be limited to such securities or rights that
       are convertible into a class already in issue;
       any such issue will only be made to public
       shareholders as defined in the JSE listings
       requirements and not related parties, unless
       the JSE otherwise agrees; the number of shares
       issued for cash shall not in the aggregate
       in the current FY exceed 10% of the Company's
       issued share capital of ordinary shares, the
       number of ordinary shares which may be issued
       shall be based on the number of ordinary shares
       in issue at the date of such application less
       any ordinary shares issued during the current
       FY, provided that any ordinary shares to be
       issued pursuant to a rights issue [announced
       and irrevocable and underwritten] or acquisition
       [concluded up to the date of application] may
       be included as though they were shares in issue
       at the date of application; a paid press announcement
       giving full details, including the impact on
       the net asset value and earnings per share,
       will be published at the time of any issue
       representing, on a cumulative basis within
       1 FY, 5% or more of the number of shares in
       issue prior to the issue; and in determining
       the price at which an issue of shares may be
       made in terms of this authority post the listing
       of the Company, the maximum discount permitted
       will be 10% of the weighted average traded
       price on the JSE of those shares over the 30
       business days prior to the date that the price
       of the issue is determined or agreed by the
       Directors of the Company; this ordinary resolution
       is required, under the JSE listings requirements,
       to be passed by achieving a 75% majority of
       the votes cast in favor of such resolution
       by all the Members present or represented by
       proxy and entitled to vote, at the general
       meeting; and [Authority expires the earlier
       of the next AGM, or not extend beyond 15 months
       from the date that this authority is given]

10.O3  Authorize the Directors of Company, subject               Mgmt          For                            For
       to compliance with the JSE Listings Requirements,
       the Act and specifically to the provisions
       of the Section 90 of the Act and the Articles
       of Association of the Company, to make a cash
       payment to Group Five shareholders out of stated
       capital as and when they in their opinion deem
       fit, provided that; the payment is made pro
       rata to all shareholders; and the payment shall
       not exceed 20% of the Company's issued stated
       capital, including reserves but excluding minority
       interests and revaluations of assets and intangible
       assets that are not supported by a valuation
       by an independent professional expert acceptable
       to the JSE prepared within the last 6 months,
       in any 1 FY, measured as at the beginning of
       such FY; the Directors, after considering the
       effect of the distribution out of stated capital,
       are of the opinion that if such distribution
       is implemented: the Company and the group will
       be able to pay their debts in the ordinary
       course of business for a period of 12 months
       after the date of this notice; recognized and
       measured in accordance with the accounting
       policies used in the latest audited annual
       group financial statements, the assets of the
       Company and the group will exceed the liabilities
       of the Company and the group for a period of
       12 months after the date of this notice; the
       ordinary capital and reserves of the Company
       and the group will be adequate for the purposes
       of the business of the Company and the group
       for a period of 12 months after the date of
       this notice; the working capital of the Company
       and the group will be adequate for the purposes
       of the business of the Company and the group
       for a period of 12 months after the date of
       this notice; and the Company undertaking that
       it will not implement the distribution out
       of stated capital until the Company's sponsor
       has provided written confirmation to the JSE
       regarding the adequacy of the Company's working
       capital in accordance with the Schedule 25
       of the JSE listings requirements; the Directors
       of Group Five intend to use the authority,
       if appropriate, to make a cash payment to shareholders
       out of stated capital should there be excess
       cash reserves available in the group, other
       disclosure required in terms of the JSE listings
       requirements is set out under Special Resolution
       1; and [Authority expires the earlier of the
       date of the next AGM of the Company or 15 months
       after the date on which this resolution is
       passed]

11.S1  Authorize the Directors of the Company, subject           Mgmt          For                            For
       to compliance with the JSE Listings Requirements,
       the Act and the Articles of Association of
       the Company, in their discretion to procure
       that the Company or subsidiaries of the Company
       acquire by repurchase on the JSE ordinary shares
       issued by the Company provided that: the number
       of ordinary shares acquired in any 1 FY shall
       not exceed 20% of the ordinary shares in issue
       at the date on which this resolution is passed;
       this must be effected through the order book
       operated by the JSE trading system and done
       without any prior understanding or arrangement
       between the Company and the counter party;
       the price paid per ordinary share may not be
       greater than 10% above the weighted average
       of the market value of the ordinary shares
       for the 5 business days immediately preceding
       the date on which a purchase is made; the reason
       for and effect of this special resolution is
       to authorize the Directors, if they deem it
       appropriate in the interests of the Company,
       to procure that the Company or subsidiaries
       of the Company acquire or repurchase ordinary
       shares issued by the Company subject to the
       restrictions contained in the above resolution;
       at the present time the Directors have no specific
       intention with regard to the utilization of
       this authority which will only be used if the
       circumstances are appropriate the Directors,
       after considering the effect of a repurchase
       of up to 20% of the Company's issued ordinary
       shares, are of the opinion that if such repurchase
       is implemented: the Company and the group will
       be able to pay their debts in the ordinary
       course of business for a period of 12 months
       after the date of this notice; recognized and
       measured in accordance with the accounting
       policies used in the latest audited annual
       group financial statements, the assets of the
       Company and the group will exceed the liabilities
       of the Company and the group for a period of
       12 months after the date of this notice; the
       ordinary capital and reserves of the Company
       and the group will be adequate for the purposes
       of the business of the Company and the group
       for a period of 12 months after the date of
       this notice; the working capital of the Company
       and the group will be adequate for the purposes
       of the business of the Company and the group
       for a period of 12 months after the date of
       this notice; after such repurchase the Company
       will still comply with paragraphs 3.37 to 3.41
       of the JSE listings requirements concerning
       shareholder spread requirements; the Company
       or the group will not repurchase securities
       during a prohibited period as defined in paragraph
       3.67 of the JSE Listings Requirements unless
       the Company has a repurchase programme in place
       where the dates and quantities of securities
       to be traded during the relevant prohibited
       period are fixed [not subject to any variation]
       and full details of the programme have been
       disclosed in an announcement released on SENS
       prior to the commencement of the prohibited
       period; when the Company has cumulatively repurchased
       3% of the initial number of the relevant class
       of securities, and for each 3% in aggregate
       of the initial number of that class acquired
       thereafter, an announcement will be made; the
       Company only appoints one agent to effect any
       repurchase(s) on its behalf; and the Company
       undertaking that it will not enter the market
       to repurchase the Company's securities until
       the Company's sponsor has provided written
       confirmation to the JSE regarding the adequacy
       of the Company's working capital in accordance
       with the Schedule 25 of the JSE listings requirements
       other disclosure in terms of Section 11.26
       of the JSE listings requirements; and [Authority
       expires the earlier of the next AGM of the
       Company or 15 months after the date on which
       this resolution is passed]




--------------------------------------------------------------------------------------------------------------------------
 GROWTHPOINT PROPERTIES LTD                                                                  Agenda Number:  702107017
--------------------------------------------------------------------------------------------------------------------------
        Security:  S3373CAA4
    Meeting Type:  AGM
    Meeting Date:  04-Nov-2009
          Ticker:
            ISIN:  ZAE000037669
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the annual financial statements                     Mgmt          For                            For

2.1    Re-elect J C Hayward as a Director                        Mgmt          For                            For

2.2    Re-elect H S Herman as a Director                         Mgmt          For                            For

2.3    Re-elect H S P Mashaba as a Director                      Mgmt          For                            For

2.4    Re-elect C G Steyn as a Director                          Mgmt          For                            For

2.5    Re-elect F J Visser as a Director                         Mgmt          For                            For

3.     Authorize the Directors to determine the Auditors         Mgmt          For                            For
       remuneration

4.     Approve the remuneration of the Directors                 Mgmt          For                            For

5.     Approve the amendments to the Growthpoint Staff           Mgmt          For                            For
       Incentive Scheme Trust Deed

6.     Approve to place the unissued shares under the            Mgmt          For                            For
       control of the Directors

7.     Grant authority to issue shares to linked unitholders     Mgmt          For                            For

8.     Approve the general authority to issue linked             Mgmt          For                            For
       units for cash

9.S.1  Amend the Articles of Association                         Mgmt          For                            For

10S.2  Grant authority to repurchase linked units                Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ORDINARY       Non-Voting    No vote
       RESOLUTIONS CHANGED TO SPECIAL RESOLUTIONS.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 GRUPA KETY S.A., KETY                                                                       Agenda Number:  702098989
--------------------------------------------------------------------------------------------------------------------------
        Security:  X9897J109
    Meeting Type:  EGM
    Meeting Date:  14-Oct-2009
          Ticker:
            ISIN:  PLKETY000011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect the Chairman                                        Mgmt          For                            For

3.     Approve the statement of meeting's legal validity         Mgmt          For                            For
       and its ability for adopting resolutions

4.     Approve the agenda                                        Mgmt          For                            For

5.     Approve the abolishment of the resolution numbers         Mgmt          For                            For
       16/2009 and 17/2009 approved at the EGM on
       01 JUN 2009

6.     Approve the resolution on issuance bonds series           Mgmt          For                            For
       of E,F,G with the right to shares series F
       and conditional increase of capital due to
       issue shares series F without subscription
       right for current shareholders for shares and
       bonds towards to cover shares series F for
       people taking part in Manager's Option Programme

7.     Approve the changes in Company's Statute including        Mgmt          For                            For
       increasing capital due to issue of shares series
       F

8.     Closing the meeting                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRUPA LOTOS S.A., GDANSK                                                                    Agenda Number:  702161465
--------------------------------------------------------------------------------------------------------------------------
        Security:  X32440103
    Meeting Type:  EGM
    Meeting Date:  17-Dec-2009
          Ticker:
            ISIN:  PLLOTOS00025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Appoint the meeting's Chairman                            Mgmt          For                            For

3.     Approve the statement of the meeting's legal              Mgmt          For                            For
       validity

4.     Approve the agenda                                        Mgmt          For                            For

5.     Adopt the resolution on remuneration of the               Mgmt          For                            For
       Chairman of the Company's Management Board

6.     Closure of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRUPA LOTOS S.A., GDANSK                                                                    Agenda Number:  702196343
--------------------------------------------------------------------------------------------------------------------------
        Security:  X32440103
    Meeting Type:  EGM
    Meeting Date:  11-Feb-2010
          Ticker:
            ISIN:  PLLOTOS00025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Appoint the meeting's Chairman                            Mgmt          For                            For

3.     Approve the statement of the meeting's legal              Mgmt          For                            For
       validity

4.     Approve the agenda                                        Mgmt          For                            For

5.     Approve the changes among the Supervisory Board           Mgmt          For                            For
       Members

6.     Closing of the meeting                                    Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING TIME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GRUPA LOTOS S.A., GDANSK                                                                    Agenda Number:  702466156
--------------------------------------------------------------------------------------------------------------------------
        Security:  X32440103
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  PLLOTOS00025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the meeting                                    Mgmt          For                            For

2      Election of the Chairman                                  Mgmt          For                            For

3      Approve, statement of meeting's legal validity            Mgmt          For                            For
       and its ability to adopt       resolutions

4      Approve the agenda                                        Mgmt          For                            For

5      Approve, evaluation of Company's financial report         Mgmt          For                            For
       for 2009 and Management     Board's report
       on Company's activity for 2009

6      Approve, evaluation consolidated financial report         Mgmt          For                            For
       from capital Group Lotos SA for 2009 and report
       on capital group's activity for 2009

7      Approve, evaluation of Supervisory Board reports          Mgmt          For                            For
       for 2009

8      Approve the Company's financial report for 2009           Mgmt          For                            For
       and Management Board's report from Company's
       activity for 2009

9      Approve the consolidated financial report of              Mgmt          For                            For
       capital group for 2009 and       report on
       capital group's activity for 2009

10     Adopt resolution on distribution of profit for            Mgmt          For                            For
       2009

11     Approve the performance of duties by Members              Mgmt          For                            For
       of Company's Management Board    for 2009

12     Approve the performance of duties by Members              Mgmt          For                            For
       of Company's Supervisory Board   for 2009

13     Approve, award of the annual bonus for 2009               Mgmt          For                            For
       to the President of the           Management
       Board

14     Amend the resolution of general meeting Dated             Mgmt          For                            For
       30 JUN 2008 concerning          determination
       of the number of Supervisory Board of the seventh
       term of       office

15     Approve, filing the vacant posts on Supervisory           Mgmt          For                            For
       Board of the seventh term of  office

16     Closing the meeting                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRUPO AEROPORTUARIO DEL  SURESTE S A DE S V                                                 Agenda Number:  702287132
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4950Y100
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  MXP001661018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Receive the report from the General Director              Mgmt          For                            For
       prepared in accordance with      Article 172
       of the General Mercantile Companies Law and
       Article 44, Part XI,  of the Securities Market
       Law, accompanied by the opinion of the Outside
       Auditor, regarding the operations and
       results of the Company for the FY that  ended
       on 31 DEC 2009, as well as the opinion of the
       Board of Directors        regarding the contents
       of said report, report from the Board of Directors
       that is referred to in Article 172, Line
       B, of the General Mercantile         Companies
       Law in which are contained the main accounting
       and information      policies and criteria
       followed in the preparation of the Company's
       financial  information, CONTD

-      CONTD reports of the activities and transactions          Non-Voting    No vote
       in which the Board of        Directors intervened
       in accordance with Article 28 iv  e  of the
       Securities   Market Law, financial statements
       of the Company for the FY to 31 DEC 2009,
       both individual and consolidated, and allocation
       of the results from the      fiscal year, annual
       report regarding the activities carried out
       by the Audit  Committee in accordance with
       Article 43 of the Securities Market Law and
       the  report regarding subsidiaries of the Company
       resolutions in this regard,      report regarding
       the fulfillment of the tax obligations that
       are the          responsibility of the Company
       in the Corporate and FYthat ended on 31 DEC
       2008, in accordance with that which is
       required by Article 86, Part XX, of    the
       Income Tax Law  as specified

II     Approve of the allocation of the results from             Mgmt          For                            For
       the FY  a  proposal regarding   the increase
       of the legal reserve,  b  approve the maximum
       amount of funds    that the Company will be
       able to allocate to the acquisition of its
       own       shares for the 2010 FY in accordance
       with the terms of Article 56 of the      Securities
       Market Law, the provisions and policies related
       to the acquisition by the Company of its own
       shares, resolutions in this regard,  c  proposal
       from the Board of Directors to pay an ordinary,
       net dividend in cash coming   from the balance
       of the unallocated profit account in the amount
       of MXN 2.50  for the series B and BB shares

III    Ratify the Management of the Board of Directors           Mgmt          For                            For
       and of the General Director   for the 2009
       fiscal year,  i  the people who are members
       of or will be        members of the Board of
       Directors of the Company, after classification
       of     their independence, if relevant,  ii
       the Chairperson of the Audit Committee, and
       iii  the people who are members of or will
       be members of the Committees  of the Company,
       determination of the corresponding compensation

IV     Approve the designation of delegates who will             Mgmt          For                            For
       carry out the resolutions       passed by the
       meeting and, if relevant, formalize them as
       appropriate;        resolutions in this regard




--------------------------------------------------------------------------------------------------------------------------
 GRUPO BIMBO SAB DE CV, MEXICO                                                               Agenda Number:  702291131
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4949B104
    Meeting Type:  AGM
    Meeting Date:  14-Apr-2010
          Ticker:
            ISIN:  MXP495211262
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve or modify the report from the Board               Mgmt          For                            For
       of Directors that is referred to  in the main
       part of Article 172 of the General Mercantile
       Companies Law,      including the Company's
       audited financial statements, consolidated
       with those of its subsidiary Companies, for
       the FYE on 31 DEC 2009, after a reading of
       the following reports from the Chairperson
       of the Board of Directors, from    the General
       Director, from the outside Auditor and from
       the Chairpersons of   the Audit and Corporate
       Practices Committees of the Company

2      Approve the report that is referred to in Article         Mgmt          For                            For
       86, part XX, of the Income  Tax Law, regarding
       compliance with the Company's tax obligations

3      Approve the allocation of results for the FYE             Mgmt          For                            For
       on 31 DEC 2009

4      Approve the payment of a cash dividend in the             Mgmt          For                            For
       amount of MXN 0.50, for each    one of the
       shares that represent the share capital of
       the Company that are in circulation

5      Ratify the appointment of the Members of the              Mgmt          For                            For
       Board of Directors and the       determination
       of their compensation

6      Ratify the appointment of the Chairpersons and            Mgmt          For                            For
       members of the Audit and       corporate practices
       Committees of the Company, as well as the determination
       of their compensation

7      Receive the report regarding the purchase of              Mgmt          For                            For
       the Company's own shares, as     well as the
       determination of the maximum amount of funds
       that the Company can allocate to the purchase
       of its own shares, in accordance with the terms
       of   Article 56, Part IV, of the securities
       Market Law

8      Approve the designation of special delegates              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRUPO CARSO SAB DE CV                                                                       Agenda Number:  702335553
--------------------------------------------------------------------------------------------------------------------------
        Security:  P46118108
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  MXP461181085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE              Non-Voting    No vote
       VOTING RIGHTS AT THIS MEETING.   IF YOU ARE
       A MEXICAN NATIONAL AND WOULD LIKE TO SUBMIT
       YOUR VOTE ON THIS      MEETING PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE. THANK YOU

1      Presentation, for the appropriate purposes,               Non-Voting    No vote
       of the report from the general    Director
       regarding the progress of the operations of
       the Company for the FYE  on 31 DEC 2009, which
       includes the financial statements to that date
       and the  opinion of the Outside Auditor, of
       the opinion and of the reports from the
       Board of Directors that are referred to in
       lines c, d and e of part iv of     Article
       28 of the Securities Market Law, of the report
       from the Corporate     practices and Audit
       Committee, and of the report regarding the
       fulfillment of tax obligations, resolutions
       in this regard

2      Presentation and, if relevant, approval of a              Non-Voting    No vote
       proposal in relation to the      allocation
       of profit, which includes the payment to the
       shareholders of a     cash dividend of MXN
       0.66 per share, coming from the balance of
       the net       fiscal profit account, divided
       into equal installments of MXN 0.33 for each
       share, resolutions in this regard

3      Proposal to increase by an additional MXN 1,500,000,000   Non-Voting    No vote
       the maximum amount of funds of the Company
       for the purchase of the shares of the Company,
       and       adoption of the resolutions relative
       to this proposal, to the corresponding   acquisitions
       and to the authority to carry them out, as
       well as any others    that are related with
       the acquisition of shares of the Company

4      If relevant, ratification of the term in office           Non-Voting    No vote
       of the Board of Directors and of the general
       Director for the 2009 FY, resolutions in this
       regard

5      Designation or ratification, as the case may              Non-Voting    No vote
       be, of the Members and Officers  of the Board
       of Directors, as well as of the Members and
       of the Chairperson   of the Corporate practices
       and Audit Committee, passage of the resolutions
       relative to the classification of the independence
       of the Members of the      Board of Directors
       and to compensation, and of the others that
       derive from    all of the above

6      Decisions regarding the formalization and fulfillment     Non-Voting    No vote
       of the resolutions that the meeting passes,
       and the designation of special delegates




--------------------------------------------------------------------------------------------------------------------------
 GRUPO ELEKTRA SA DE CV, CIUDAD DE MEXICO                                                    Agenda Number:  702060219
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3642B213
    Meeting Type:  EGM
    Meeting Date:  17-Aug-2009
          Ticker:
            ISIN:  MX01EL000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ONLY MEXICAN NATIONALS MAY               Non-Voting    No vote
       PARTICIPATE IN THIS MEETING THEREFORE THESE
       SHARES HAVE NO VOTING RIGHTS.

1.     Presentation, discussion and if relevant, approval        Non-Voting    No vote
       of the proposal and terms to restructure the
       Auxiliary Committees of the Board of Directors
       of the Company, and as a consequence, the membership
       and functioning of the Audit and Corporate
       Practices Committees

2.     Presentation, discussion and if relevant, approval        Non-Voting    No vote
       of the proposal and terms to merge Grupo Mercantil
       Finemsa, S.A. De C.V., and Servicios De Gestion
       Corporativa Barsam, S.A. De C.V., the 2 preceding
       ones as the companies being merged with Grupo
       Elektra, S.A. De C.V. as the Company carry
       out the merger, and determination to carry
       out the merger

3.     Presentation, discussion, and if relevant, approval       Non-Voting    No vote
       of the proposal and terms to partially amend
       the Corporate Bylaws of the Company

4.     Revocation and granting of powers of attorney             Non-Voting    No vote
       of the Company

5.     Appointment of special delegates of the meeting,          Non-Voting    No vote
       to appear before a notary public to file of
       the minutes and carry out their registration
       in the Public Registry of Commerce, as well
       as to carry out all the measures that may be
       required to fulfill the resolutions passed




--------------------------------------------------------------------------------------------------------------------------
 GRUPO ELEKTRA SA DE CV, CIUDAD DE MEXICO                                                    Agenda Number:  702278436
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3642B213
    Meeting Type:  AGM
    Meeting Date:  23-Mar-2010
          Ticker:
            ISIN:  MX01EL000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT ONLY MEXICAN NATIONALS MAY               Non-Voting    No vote
       PARTICIPATE IN THIS MEETING       THEREFORE
       THESE SHARES HAVE NO VOTING RIGHTS

1      Presentation, reading, discussion, and if relevant,       Non-Voting    No vote
       approval of the reports   from the Board of
       Directors that are referred to in article 28
       of the         securities market law

2      Presentation, reading, discussion, and if relevant,       Non-Voting    No vote
       approval of the Company's financial statements
       for the FYE on 31 DEC 2009, after reading the
       report     from the commissioner, as well as,
       if relevant, discussion and resolutions
       regarding the allocation of results and distribution
       of profit

3      Presentation, reading, discussion, and if relevant,       Non-Voting    No vote
       approval of the report    from the audit  committee
       of the Board of Directors of the Company, for
       the   FYE 31 DEC 2009

4      Presentation, reading, discussion, and if relevant,       Non-Voting    No vote
       approval of the report    from the corporate
       practices committee of the Board of Directors
       of the       Company, for the FYE on 31 DEC
       2009

5      Presentation, reading and approval of the report          Non-Voting    No vote
       from the Board Of Directors  regarding the
       policies for the acquisition and placement
       of shares,           repurchase fund of the
       Company

6      Discussion, and if relevant, appointment and/or           Non-Voting    No vote
       of the Members of the Board   of Directors
       and of the commissioner of the Company, as
       well as of their     compensation, and appointment
       and or ratification of the Secretary and of
       the Vice Secretary of the Company

7      Appointment of special delegates of the meeting,          Non-Voting    No vote
       to appear before the notary




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO BANORTE S A B DE C V                                                       Agenda Number:  702228140
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49501201
    Meeting Type:  OGM
    Meeting Date:  15-Feb-2010
          Ticker:
            ISIN:  MXP370711014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to pay a cash dividend equivalent to              Mgmt          For                            For
       MXN 0.17 per share

2      Approve the designation of delegate(s) to formalize       Mgmt          For                            For
       and execute the           resolutions taken
       by the assembly

3      Approve the minutes of the assembly                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO BANORTE S A B DE C V                                                       Agenda Number:  702345592
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49501201
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  MXP370711014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the report that are referred to in part           Mgmt          For                            For
       IV of Article 28 of the securities Market Law,
       for the FYE on 31 DEC 2009

2      Approve the allocation of profit                          Mgmt          For                            For

3      Approve to pay cash dividend in the amount of             Mgmt          For                            For
       MXN 0.17 per share

4      Approve the designation of the Members of the             Mgmt          For                            For
       Board of Directors of the Company and classification
       of their independence

5      Approve to determine the compensation for the             Mgmt          For                            For
       Members of the Board of Directors

6      Approve designation of the Members of the audit           Mgmt          For                            For
       and corporate practices committee

7      Receive the report from the Board of Directors            Mgmt          For                            For
       regarding the transactions carried out with
       shares of the Company during 2009, as well
       as the maximum amount of funds that can be
       allocated to the purchase of shares of the
       Company for the 2010 FY

8      Approve the designation of a delegate or delegates        Mgmt          For                            For
       to formalize and carry out if relevant, the
       resolutions passed by the meeting

9      Approve the drafting, reading and the meeting             Mgmt          For                            For
       minutes




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE                                                  Agenda Number:  702098016
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49501201
    Meeting Type:  OGM
    Meeting Date:  05-Oct-2009
          Ticker:
            ISIN:  MXP370711014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

i.     Approve to pay a cash dividend in the amount              Mgmt          For                            For
       of MXN 0.18 per share

ii.    Receive the report from the outside Auditor               Mgmt          For                            For
       regarding the fiscal situation of the Company

iii.   Approve the designation of a delegate or delegates        Mgmt          For                            For
       to formalize and carry out if relevant, the
       resolutions passed by the meeting

iv.    Approve the meeting minutes                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO GALICIA S A                                                                Agenda Number:  702301792
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49525101
    Meeting Type:  OGM
    Meeting Date:  14-Apr-2010
          Ticker:
            ISIN:  ARP495251018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT IN ORDER TO PERMIT FOREIGN         Non-Voting    No Action
       SHAREHOLDERS TO PARTICIPATE IN SHAREHOLDERS'
       MEETINGS, ARGENTINEAN COMPANIES MAY REQUEST
       FOREIGN SHAREHOLDERS TO PROVIDE PROOF OF THEIR
       REGISTRATION AT THE SUPERINTENDENCY OF CORPORATIONS
       [INSPECCION GENERAL DE JUSTICIA].

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No Action
       ID 668239 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the designation of two shareholders               Mgmt          No Action
       to sign the minutes

2.     Approve to consider the state of the business             Mgmt          No Action
       of the subsidiary Company Banco De Galicia
       Y Buenos Aires S.A. Position for Grupo Financiero
       Galicia S.A. to adopt regarding some matters
       to be dealt with at the next general meeting
       of Banco De Galicia Y Buenos Aires S.A.

3.     Approve to consider the balance sheet, income             Mgmt          No Action
       statement and other documents provided for
       Article 234, line 1, of the corporate law,
       annual report and report from the oversight
       Committee, for the 11th FYE on 31st DEC 2009

4.     Approve the treatment for the results of the              Mgmt          No Action
       FY

5.     Approve the term in office of the Board of Directors      Mgmt          No Action
       and of the oversight Committee

6.     Approve the remuneration for the oversight Committee      Mgmt          No Action

7.     Approve the remuneration for the members of               Mgmt          No Action
       the Board of Directors

8.     Authorize the Board of Directors to make advances         Mgmt          No Action
       for compensation for the members of Board of
       Directors during the FY that began on 1 JAN
       2010 qualify as Independent Directors subject
       to ratification by the general meeting of shareholders
       that considers the documentation from FY

9.     Approve to determine the full and alternate               Mgmt          No Action
       members of the Board of Directors and if relevant,
       election of the same for the period stated
       in the bylaws, until the number established
       by the general meeting is filled

10.    Election of the 3 full on 3 alternate members             Mgmt          No Action
       of the oversight Committee for 1 year

11.    Approve the remuneration for the certifying               Mgmt          No Action
       accountant of the financial statements for
       the 2009 FY

12.    Approve the designation of a full and alternate           Mgmt          No Action
       certifying accountant of the financial statements
       for the year 2010 FY

13.    Approve the increasing the amount of the global           Mgmt          No Action
       program for the issuance of negotiable bonds
       that are that are simple and not convertible
       into shares, for medium and or long term for
       a maximum face amount in circulation at any
       time of up to USD 60 million or its equivalent
       in any other currency, in the amount of up
       to USD 40 million or its equivalent in any
       other currency, increasing it to the sum of
       USD 100 million or its equivalent in any other
       currency, delegation to the Board of Directors
       and or sub delegation to one or more of its
       members and or to one or more managers of the
       Company and or to those whom the latter designates
       in accordance with the applicable rules in
       effect, including the authority to determine
       the remaining terms and conditions of the program




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO GALICIA S A                                                                Agenda Number:  702301805
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49525101
    Meeting Type:  EGM
    Meeting Date:  14-Apr-2010
          Ticker:
            ISIN:  ARP495251018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the correction of the confused wording            Mgmt          No Action
       of article 4 E B of the Corporate bylaws




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO GALICIA S.A.                                                               Agenda Number:  933220270
--------------------------------------------------------------------------------------------------------------------------
        Security:  399909100
    Meeting Type:  Annual
    Meeting Date:  14-Apr-2010
          Ticker:  GGAL
            ISIN:  US3999091008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPOINTMENT OF TWO SHAREHOLDERS TO SIGN THE               Mgmt          For                            For
       MINUTES.

02     EXAMINATION OF THE BUSINESS AFFAIRS OF BANCO              Mgmt          For                            For
       DE GALICIA Y BUENOS AIRES S.A. POSITION BE
       ADOPTED BY GRUPO FINANCIERO GALICIA S.A.

03     EXAMINATION OF BALANCE SHEET, INCOME STATEMENT,           Mgmt          For                            For
       OTHER DOCUMENTS, SET IN ARTICLE 234, SUBSECTION
       1 OF LAW OF COMMERCIAL COMPANIES.

04     TREATMENT TO BE GIVEN TO THE FISCAL YEAR'S RESULTS.       Mgmt          For                            For

05     APPROVAL OF THE BOARD OF DIRECTORS AND SUPERVISORY        Mgmt          For                            For
       SYNDIC COMMITTEE'S PERFORMANCE.

06     SUPERVISORY SYNDIC COMMITTEE'S COMPENSATION.              Mgmt          Against                        Against

07     BOARD OF DIRECTORS' COMPENSATION.                         Mgmt          For                            For

08     GRANTING OF AUTHORIZATION TO THE BOARD TO MAKE            Mgmt          For                            For
       ADVANCE PAYMENTS OF DIRECTORS FEES TO DIRECTORS.

09     DETERMINATION OF THE NUMBER OF DIRECTORS AND              Mgmt          For                            For
       ALTERNATE DIRECTORS, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.

10     ELECTION OF THREE REGULAR SYNDICS AND THREE               Mgmt          For                            For
       ALTERNATE SYNDICS FOR ONE-YEAR TERM OF OFFICE.

11     COMPENSATION OF THE INDEPENDENT ACCOUNTANT CERTIFYING     Mgmt          Against                        Against
       THE FINANCIAL STATEMENTS FOR FISCAL YEAR 2009.

12     APPOINTMENT OF THE INDEPENDENT ACCOUNTANT AND             Mgmt          For                            For
       ALTERNATE INDEPENDENT ACCOUNTANT TO CERTIFY
       THE FINANCIAL STATEMENTS.

13     EXTENSION OF THE AMOUNT OF THE GLOBAL PROGRAM             Mgmt          For                            For
       OF SIMPLE SHORT-, MID-AND/OR LONG-TERM NEGOTIABLE
       OBLIGATIONS.

14     CORRECTION OF CONFUSING WORDING RELATED TO THE            Mgmt          For                            For
       4TH SECTION, PARAGRAPH E., ITEM B. OF THE COMPANY'S
       BYLAWS.




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO INBURSA SAB DE CV                                                          Agenda Number:  702370064
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4950U165
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  MXP370641013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend the Article 2 of the Corporate bylaws               Mgmt          For                            For

2      Amend the unified responsibility agreement                Mgmt          For                            For

3      Approve to carry out a certification of the               Mgmt          For                            For
       Corporate bylaws of the Company

4      Approve the designation of delegates to carry             Mgmt          For                            For
       out and formalized resolutions passed at the
       meeting




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO INBURSA SAB DE CV                                                          Agenda Number:  702357802
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4950U165
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  MXP370641013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the presentation of the tax opinion               Mgmt          For                            For
       of the outside Auditor for the    2008 FY in
       compliance with the obligation contained in
       Article 86, Part XX,   of the Income Tax Law
       resoluitons in this regard

2.1    Approve the report from the general Director              Mgmt          For                            For
       prepared in accordance with      Article 172
       o f the general mercantile Companies Law and
       Article 44, Part XI, of the Securities Market
       Law, accompanied by the opinion of the outside
       Auditor, regarding the operations and
       results of the Company for the FYE on   31
       DEC 2 009, as well as the opinion of the Board
       of Directors regarding the  content of said
       report

2.2    Approve the report from the Board of Directors            Mgmt          For                            For
       that is referred to in Article 172, line b,
       of the general mercantile Companies Law in
       which are contained   the main accounting and
       information policies and criteria specified
       in the    preparation of the financial information
       of the Company

2.3    Approve the report on the activities and transactions     Mgmt          For                            For
       in which the Board of   Directors intervened
       in accordance with Article 28, Part Iv, line
       e, of the   Securities Market Law

2.4    Approve the individual and the consolidated               Mgmt          For                            For
       financial statements of the       Company to
       31 DEC 2009

2.5    Approve the annual reports regarding the activities       Mgmt          For                            For
       carried out by the audit  and Corporate Practices
       Committees in accordance with Article 43 of
       the       Securities Market Law resoluitons
       in this regard

3      Approve the allocation of results resoluitons             Mgmt          For                            For
       in this regard

4      Approve the payment of a dividend resoluitons             Mgmt          For                            For
       in this regard

5      Appointment and ratify the Members of the Board           Mgmt          For                            For
       of Directors, Secretary and

6      Approve the determination of the compensation             Mgmt          For                            For
       for the Members of the Board of Directors,
       Secretary and the Vice Secretary of the Company
       resoluitons in     this regard

7      Approve the appointment and ratify the Members            Mgmt          For                            For
       of the corporate practices and the Audit Committees
       of the Company resoluitons in this regard

8      Approve the determination of compensation for             Mgmt          For                            For
       the Members of the corporate    practices and
       the Audit Committees of the Company resoluitons
       in this regard

9      Approve the annual report in regard to the acquisition    Mgmt          For                            For
       of shares of t he      company in accordance
       with the terms of article 54 of the Securities
       Market   Law and the determination or ratification
       of the maximum amount o f funds     that can
       be allocated to the acquisition of shares of
       the Company for the     2010 FY resoluitons
       in this regard

10     Approve the designation of delegates to carry             Mgmt          For                            For
       out and formalize the           resolutions
       passed at a meeting resoluitons in this regard




--------------------------------------------------------------------------------------------------------------------------
 GRUPO IUSACELL S A DE C V NEW                                                               Agenda Number:  702180287
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7245P123
    Meeting Type:  EGM
    Meeting Date:  30-Dec-2009
          Ticker:
            ISIN:  MX01CE080006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve a proposal to obtain the cancellation             Mgmt          For                            For
       of the filing of the Company's  shares in the
       National Securities Registry and in the Mexican
       Stock Exchange  Bolsa Mexicana De Valores S.A.
       DE C.V

2      Approve a proposal to fully amend the Company's           Mgmt          For                            For
       Corporate By-laws in order to adjust them to
       the Company's regime upon the cancellation
       of the filing of    its shares in the National
       Securities Registry and in the Mexican Stock
       Exchange  Bolsa Mexicana De Valores,
       S.A. De C.V

3      Approve the granting of powers                            Mgmt          For                            For

4      Appoint the Special Delegates in order to formalize       Mgmt          For                            For
       the resolutions adopted




--------------------------------------------------------------------------------------------------------------------------
 GRUPO IUSACELL S A DE C V NEW                                                               Agenda Number:  702316527
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7245P123
    Meeting Type:  AGM
    Meeting Date:  12-Apr-2010
          Ticker:
            ISIN:  MX01CE080006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the discussion or modification, if relevant,      Mgmt          For                            For
       of the report from the   Board of Director's
       that is referred to in Article 172 of the General
       Mercantile Companies Law, taking into
       account the report from the Auditors,   regarding
       the operations and results of the Company,
       for the FYE 31 DEC 2009

2      Receive the report from the Committees of the             Mgmt          For                            For
       Board of Directors of the       Company

3      Approve the discussion, and if relevant, approval         Mgmt          For                            For
       of the financial statements of the Company
       for the FYE 31 DEC 2009, and allocation of
       the results from    the FY

4      Approve the discussion and, if relevant, approval         Mgmt          For                            For
       of the request to replace,  appoint and/or
       ratify the Members of the Board of Directors
       of the Company    for the 2010 FY

5      Approve the remuneration for the Members of               Mgmt          For                            For
       the Board o f Directors

6      Approve the resolutions regarding formalization           Mgmt          Against                        Against
       of contributions received as  advances for
       future capital increases

7      Approve the designation of delegates who will             Mgmt          For                            For
       carry out and formalize the     resolutions
       passed by the meeting




--------------------------------------------------------------------------------------------------------------------------
 GRUPO MEXICO SAB DE CV                                                                      Agenda Number:  702160401
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49538112
    Meeting Type:  OGM
    Meeting Date:  04-Dec-2009
          Ticker:
            ISIN:  MXP370841019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Approve, if relevant, the plan for the reorganization     Mgmt          For                            For
       of the subsidiary of the Company called Asarco
       LLC., resolutions in this regard

II.    Approve the designation of delegates who will             Mgmt          For                            For
       carry out and formalize the resolutions passed
       by this general meeting, resolutions in this
       regard




--------------------------------------------------------------------------------------------------------------------------
 GRUPO MEXICO SAB DE CV                                                                      Agenda Number:  702357814
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49538112
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  MXP370841019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report from the Executive Chairperson         Mgmt          For                            For
       of the Company regarding    the FY that ran
       from 1 JAN to 31 DEC 2009; approve the consolidated
       financial statements of the Company and its
       subsidiaries to 31 DEC 2009; reports that
       are referred to in Article 28, Part IV, Lines
       A, C, D and E, of the           Securities
       Market Law, regarding the FY that ran from
       1 JAN to 31 DEC 2009

2      Receive the report regarding the fulfillment              Mgmt          For                            For
       of tax obligations that is       referred to
       in Part XX of Article 86 of the Income Tax
       Law during the 2009 FY

3      Approve the allocation of profit from the FYE             Mgmt          For                            For
       on 31 DEC 2009

4      Receive the report that is referred to in Part            Mgmt          For                            For
       III of Article 60 of the       provisions of
       a general nature applicable to the issuers
       of securities and    other securities market
       participants, including a report regarding
       the        allocation of the funds destined
       for the acquisition of shares of the Company
       during the FYE on 31 DEC 2009; approve to determine
       the maximum amount of     funds to be allocated
       to the acquisition of the shares of the Company
       during  the 2010 FY

5      Ratify the acts done by the Board of Directors,           Mgmt          For                            For
       the Executive Chairperson and its committees,
       during the FY that ran from 1 JAN to 31 DEC
       2009; appointment or reelection, of the Members
       of the Board of Directors of the Company and
       classification of their independence in
       accordance with Article 26 of the     securities
       market law; appointment or reelection, of the
       Members of the       committees of the Board
       itself and of their Chairpersons

6      Approve the remuneration for the Members of               Mgmt          For                            For
       the Board of Directors and for    the Members
       of the committees of the Board itself

7      Approve, designation of the delegates who will            Mgmt          For                            For
       carry out and formalize the    resolutions
       passed by this meeting




--------------------------------------------------------------------------------------------------------------------------
 GRUPO MODELO SAB DE CV                                                                      Agenda Number:  702336771
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4833F104
    Meeting Type:  AGM
    Meeting Date:  19-Apr-2010
          Ticker:
            ISIN:  MXP4833F1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT ONLY MEXICAN NATIONALS MAY               Non-Voting    No vote
       PARTICIPATE IN THIS MEETING       THEREFORE
       THESE SHARES HAVE NO VOTING RIGHTS

I      Report from the Board of Directors regarding              Non-Voting    No vote
       the FYE on 31 DEC 2009, in       accordance
       with the terms of that which is provided for
       in part iv of Article 28 of the securities
       market law and other, applicable legal provisions

II     Proposals in relation to the allocation of results,       Non-Voting    No vote
       including the payment of  a cash dividend

III    Report regarding the situation of the funds               Non-Voting    No vote
       for the purchase of the Company's own shares
       and proposal and, if relevant, approval of
       the maximum amount of   funds that can be allocated
       for the acquisition of the Company's own shares
       for the 2010 FY

IV     Remuneration for the members of the Board of              Non-Voting    No vote
       Directors, both full and         alternate
       and for the secretary and vice secretary of
       the Company

V      Appointment or ratification, if relevant, of              Non-Voting    No vote
       the people who will make up the

VI     Appointment or ratification, if relevant, of              Non-Voting    No vote
       the members of the executive

VII    Appointment or ratification, if relevant, of              Non-Voting    No vote
       the Chairpersons of the audit

VIII   Designation of delegates who will carry out               Non-Voting    No vote
       the resolutions passed by this    meeting and,
       if relevant, formalize them as appropriate




--------------------------------------------------------------------------------------------------------------------------
 GRUPO NACIONAL DE CHOCOLATES SA                                                             Agenda Number:  702274440
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV12670
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  COA04AO00013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the verification of the quorum instatement        Mgmt          For                            For
       of the meeting

2.     Approve the agenda                                        Mgmt          For                            For

3.     Approve the designation of the Members of the             Mgmt          For                            For
       Committee to approve and sign the meeting minutes

4.     Approve the Management report and business group          Mgmt          For                            For
       special report from the Board of Directors
       and the President of the Company

5.     Approve the presentation of the individual and            Mgmt          For                            For
       consolidated general purpose financial statements,
       their attachments and other legally required
       documents, with a cut-off date of 31 DEC 2009

6.     Approve the opinions from the Auditor regarding           Mgmt          For                            For
       the individual and consolidated financial statements

7.     Approve the Management report and business group          Mgmt          For                            For
       special report, of the individual and consolidated
       financial statements, together with their attachments
       and of the opinions of the Auditor

8.     Approve the plan for the distribution of profit           Mgmt          For                            For

9.     Approve to set the compensation for the Board             Mgmt          For                            For
       of Directors and the Auditor

10.    Approve the proposals                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRUPO SECURITY SA  SECURITY, SANTIAGO                                                       Agenda Number:  702360607
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6808Q106
    Meeting Type:  OGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  CLP6808Q1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual  report, balance sheet and             Mgmt          For                            For
       financial  statements of the YE  31 DEC 2009,
       and of the  report of External Auditors for
       the same period

2      Approve the distribution of profits and  allocation       Mgmt          For                            For
       of dividends

3      approve the policy of  dividends                          Mgmt          For                            For

4      Approve to turn over of the  Board of Directors           Mgmt          For                            For

5      Approve to fix the  remuneration of Directors             Mgmt          For                            For
       for year  2010

6      Approve the information on the  activities performed      Mgmt          For                            For
       by the  Committee of     Directors during the
       period 2009, its annual  management report,
       and expenses  incurred by the Committee during
       that period

7      Approve to fix the  remunerations of the Members          Mgmt          For                            For
       of the  Committee of         Directors and
       its budget for year  2010

8      Approve the information on expenses of  the               Mgmt          For                            For
       Board of Directors during the     period 2009

9      Appointment of  External Auditors of  the Company         Mgmt          For                            For

10     Appointment of  rating agencies                           Mgmt          For                            For

11     Approve the information on  transactions with             Mgmt          For                            For
       related parties  pursuant to    Articles 44
       and 93 of  the Law of Stock Companies

12     Approve to decide the newspaper in which legal            Mgmt          For                            For
       publications shall be made

13     All other matters that, pursuant to the Law,              Non-Voting    No vote
       are of the competency of the     regular stockholders'
       meeting




--------------------------------------------------------------------------------------------------------------------------
 GRUPO TELEVISA SA                                                                           Agenda Number:  702154460
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4987V137
    Meeting Type:  OGM
    Meeting Date:  10-Dec-2009
          Ticker:
            ISIN:  MXP4987V1378
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT DUE TO THE FACT THAT               Non-Voting    No vote
       THESE SHARES ARE DEPOSITED INTO THE NAFINSA
       TRUST, THEY DO NOT CARRY VOTING RIGHTS FOR
       FOREIGN INVESTORS. THEREFORE PLEASE ONLY SEND
       VOTING INSTRUCTIONS IF THE FINAL HOLDER IS
       A NATIONAL AND THIS CUSTOMER IS REGISTERED
       AS SUCH IN BANAMEX MEXICO.

I.     Approve the proposal regarding the declaration            Mgmt          For                            For
       and payment of dividends to the shareholders;
       resolutions in this regard

II.    Approve the designation of delegates who will             Mgmt          For                            For
       carry out and formalize the resolutions passed
       by this meeting




--------------------------------------------------------------------------------------------------------------------------
 GRUPO TELEVISA SA                                                                           Agenda Number:  702346049
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4987V137
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  MXP4987V1378
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE              Non-Voting    No vote
       VOTING RIGHTS AT THIS MEETING.   IF YOU ARE
       A MEXICAN NATIONAL AND WOULD LIKE TO SUBMIT
       YOUR VOTE ON THIS      MEETING PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE. THANK YOU

1      Approve the reports that are referred to in               Non-Voting    No vote
       Article 28, Part iv, of the       Securities
       Market Law, including the presentation of the
       financial statements of the Company for the
       FYE 31 DEC 2009, and resolutions regarding
       the term in office of the Board of Directors,
       Committees and General Director of the
       Company

2      Receive the report regarding the fulfillment              Non-Voting    No vote
       of the tax obligations of the    Company, in
       compliance with the applicable legal provisions

3      Approve the allocation of results from the FYE            Non-Voting    No vote
       31 DEC 2009

4.1    Approve the amount that can be allocate d to              Non-Voting    No vote
       the purchase of the shares of    the Company
       in accordance with that which is provided for
       in Article 56, Part iv, of the Securities Market
       Law

4.2    Receive the report regarding the policies and             Non-Voting    No vote
       resolutions adopted by the      Board of Directors
       of the Company, in relation to the purchase
       and sale of    such shares

5      Appointment and or ratification, if relevant,             Non-Voting    No vote
       of the people who will make up

6      Appointment and or ratification, if relevant,             Non-Voting    No vote
       of the people who will make up

7      Appointment and or ratification, if relevant,             Non-Voting    No vote
       of the Chairperson of the Audit

8      Approve remuneration for the Members of the               Non-Voting    No vote
       Board of Directors, of the        Executive
       Committee and of the Audit and Corporate Practices
       Committee, as    well as for the Secretary

9      Approve the designation of Delegates who will             Non-Voting    No vote
       carry out and formalize the     resolutions
       passed by this meeting




--------------------------------------------------------------------------------------------------------------------------
 GS ENGINEERING & CONSTRUCTION CORP, SEOUL                                                   Agenda Number:  702249930
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2901E108
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7006360002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

1.     Approve the financial statement                           Mgmt          For                            For

2.     Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

3.     Election of Jonggeun Pyun and Kyungseo Park               Mgmt          For                            For
       as the External Directors

4.     Election of Deokhoon Lee and Kyungseo Park as             Mgmt          For                            For
       the Audit Committee Members

5.     Approve the limit of remuneration for the Directors       Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR AND AUDITOR NAME. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GS HOLDINGS CORP, SEOUL                                                                     Agenda Number:  702252177
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2901P103
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7078930005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1.     Approve the 6th balance sheet, income statement           Mgmt          For                            For
       and the proposed disposition  of retained earning

2.     Approve the partial Amendment to Articles of              Mgmt          For                            For
       Incorporation

3.     Election of Changsoo Heo, Kyungseok Seo, Dongsoo          Mgmt          For                            For
       Heo and (External) Gunchoon

4.     Election of Gunchoon Lee and Jinhwan Kim  External        Mgmt          For                            For
       Directors  as the Audit

5.     Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GTL LTD                                                                                     Agenda Number:  702016278
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2721D124
    Meeting Type:  AGM
    Meeting Date:  10-Jul-2009
          Ticker:
            ISIN:  INE043A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2009, the profit and loss account for the
       YE on that date and the reports of the Board
       of Directors' and the Auditors' thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Professor S.C. Sahasrabudhe as a               Mgmt          For                            For
       Director, who retires by rotation

4.     Re-appoint Mr. Dipak Kumar Poddar as a Director,          Mgmt          For                            For
       who retires by rotation

5.     Appoint M/s. Godbole Bhave & Company, Chartered           Mgmt          For                            For
       Accountants, Mumbai and M/s. Yeolekar & Associates,
       Chartered Accountants, Mumbai as Joint Auditors
       and approve to fix their remuneration

6.     Appoint Mr. Vijay Vij as Director of the Company,         Mgmt          For                            For
       liable to retire by rotation, pursuant to Section
       260 of the Companies Act, 1956 and the Article
       130 of the Articles of Association of the Company
       and who holds the office up to the date of
       this AGM and in respect of whom the Company
       has received a notice in writing from a Member
       proposing his candidature for the office of
       Director

S.7    Approve, pursuant to the provisions of the Section        Mgmt          For                            For
       31 and other applicable provisions, if any,
       of the Companies Act 1956, in the existing
       Article Nos. 123(b) and 168 respectively wherever
       the name 'Makan Investments and Trading Company
       Private Limited' is appearing the same shall
       be substituted with the name 'Global Holding
       Corporation Private Limited'; authorize the
       Board of Directors, to do all such acts, deeds,
       matters and things as may be considered necessary
       or expedient for giving effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 GTL LTD                                                                                     Agenda Number:  702018955
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2721D124
    Meeting Type:  OTH
    Meeting Date:  15-Jul-2009
          Ticker:
            ISIN:  INE043A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU

S.1    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [hereinafter referred to as the Board which
       term shall be deemed to include any Committee
       thereof], pursuant to the provisions of Section
       372A and other applicable provision, if any,
       of the Companies Act 1956 ["the Act"], to make
       any investment or to make a loan or give any
       guarantee or provide security in connection
       with a loan made by banks/financial institutions/
       other entities to any entity/body Corporate
       which is either a subsidiary/group/associate/vendor
       Corporate which is either a subsidiary/group/associate
       vendor Company for total amount not exceeding
       INR 6,000 crore or equivalent amount in any
       other foreign currency; and authorize the Board
       to do all such acts, deeds, matters and things
       inter-alia execution of deeds/ documents who
       shall be authorized to bifurcate the specified
       limit for investment/loan/guarantee to be made
       or extended in any or all subsidiary/group/associate/vendor
       Company with or without of making any such
       body Corporate as its subsidiary or otherwise




--------------------------------------------------------------------------------------------------------------------------
 GTL LTD                                                                                     Agenda Number:  702231882
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2721D124
    Meeting Type:  OTH
    Meeting Date:  09-Mar-2010
          Ticker:
            ISIN:  INE043A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

S.1    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in partial modification of the Special Resolution
       passed by the shareholders of the Company through
       Postal Ballot on 20 JUL 2009, and pursuant
       to the provisions of Section 372A and other
       applicable provisions, if any, of the Companies
       Act 1956, consent of the Company, to make any
       investment either directly or through a Trust
       in the securities of other bodies corporate
       as they may in their absolute discretion deem
       beneficial and in the interest of the Company;
       to grant loan to any body corporate on such
       terms and conditions as to repayment thereof
       and interest thereon; and to give any guarantee
       or provide any security in connection with
       loans made by any banks/financial institutions/other
       entities to any entity/body corporate on such
       terms and conditions as the Board may think
       fit; inter-alia in Global Rural Netco Limited
       [GRNL], GTL Infrastructure Limited [GIL], Chennai
       Network Infrastructure Limited/Special Purpose
       Vehicle [CNIL/SPV] formed for acquisition of
       Telecom Tower asset from Aircel with specific
       transaction brought forward: provided that
       the aggregate of such investments and loans
       made and the amounts for which guarantee or
       security provided to or in all bodies corporate
       and outstanding at any time does not exceed
       INR 6,000 Crores or equivalent amount in any
       other foreign currency and that such making
       of investments and loans, giving of guarantee
       and providing of security are in the opinion
       of the Board made only for furthering the business
       interests of the Company; authorize the Board
       to do all such acts, deeds, matters and things
       inter alia for execution of deeds/documents
       and for prescribing the limits for investment,
       loan, guarantee and security to be made or
       provided to or in any or all body corporate/subsidiary/Group/associate/vendor/joint venture companies/alliance partners, with or
       without intention of making any such body corporate
       as its subsidiary or otherwise




--------------------------------------------------------------------------------------------------------------------------
 GUANGDONG ELECTRIC POWER DEVELOPMENT CO LTD                                                 Agenda Number:  702072175
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2923E110
    Meeting Type:  EGM
    Meeting Date:  28-Aug-2009
          Ticker:
            ISIN:  CNE000000HW5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the additional guarantee for a Company            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GUANGDONG ELECTRIC POWER DEVELOPMENT CO LTD                                                 Agenda Number:  702149875
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2923E110
    Meeting Type:  EGM
    Meeting Date:  18-Nov-2009
          Ticker:
            ISIN:  CNE000000HW5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition of 51% of equity in               Mgmt          For                            For
       a Company




--------------------------------------------------------------------------------------------------------------------------
 GUANGDONG ELECTRIC POWER DEVELOPMENT CO LTD                                                 Agenda Number:  702195911
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2923E110
    Meeting Type:  EGM
    Meeting Date:  02-Feb-2010
          Ticker:
            ISIN:  CNE000000HW5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the guarantee for a Company                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GUANGDONG ELECTRIC POWER DEVELOPMENT CO LTD                                                 Agenda Number:  702435454
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2923E110
    Meeting Type:  AGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  CNE000000HW5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 698891 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the 2009 work report of the Board of              Mgmt          For                            For
       Directors

2.     Receive the 2009 work report of the General               Mgmt          For                            For
       Manager

3.     Receive the 2009 financial report                         Mgmt          For                            For

4.     Receive the 2009 work report of the Supervisory           Mgmt          For                            For
       Committee

5.     Approve the 2009 profit distribution plan: 1)             Mgmt          For                            For
       cash dividend/10 shares [tax included]: CNY
       2.0000 2) bonus issue from profit (share/10
       shares): none 3) bonus issue from capital reserve
       (share/10 shares): none

6.     Approve the 2009 annual report and its abstract           Mgmt          For                            For

7.     Appointment of the Audit Firm                             Mgmt          For                            For

8.     Approve to purchase the liability insurance               Mgmt          For                            For
       for Directors, Supervisors and Senior Management

9.     Approve the continuing connected transactions             Mgmt          For                            For
       of the Company and the Company's controlled
       subsidiaries

10.    Election of Kong Huitian as a Director                    Mgmt          For                            For

11.    Approve the Financial Service Framework Agreement         Mgmt          For                            For
       to be signed with a company

12.    Approve a company to apply for entrusted loan             Mgmt          For                            For
       for a company

13.    Approve the provision of entrusted loan for               Mgmt          Against                        Against
       a company

14.    Approve the extension of the term of provision            Mgmt          Against                        Against
       of entrusted loan for a company

15.    Approve the capital increase to a company                 Mgmt          Against                        Against

16.    Approve the abandonment of the priority to acquire        Mgmt          For                            For
       9% equity of a company

17.    Approve the additional guarantee for a company            Mgmt          For                            For

18.    Approve the additional guarantee for another              Mgmt          For                            For
       company

19.    Approve the guarantee for a company                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GUANGDONG INVESTMENT LTD                                                                    Agenda Number:  702150638
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2929L100
    Meeting Type:  EGM
    Meeting Date:  10-Dec-2009
          Ticker:
            ISIN:  HK0270001396
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve, the acquisition [''Acquisition''] by             Mgmt          For                            For
       the Company of: a] the entire issued share
       capital of Golden River Chain Limited [''Target
       Co''] from Chun Wai Consultants Limited [''Chun
       Wai''], and b] one or more shareholder's loan[s]
       representing the aggregate of: i] HKD 515,711,000.00,
       being the amount due from Target Co to Chun
       Wai as at the date of the agreement [the ''S&P
       Agreement''] dated 20 OCT 2009 between Chun
       Wai, the Company and GDH Limited in relation
       to the Acquisition; and ii] an amount equal
       to the aggregate of any and all Further Payment[s]
       [as specified] in the aggregate amount of not
       more than RMB 125,000,000.00 in accordance
       with the terms and conditions of the S&P Agreement;
       and the making of the Further Additional Capital
       Contribution [as specified]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GUANGDONG INVESTMENT LTD                                                                    Agenda Number:  702393606
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2929L100
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2010
          Ticker:
            ISIN:  HK0270001396
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the     reports of
       the Directors and the Auditors for the YE 31
       DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.i    Re-elect Ms. Xu Wenfang as a Director                     Mgmt          For                            For

3.ii   Re-elect Mr. Li Wai Keung as a Director                   Mgmt          For                            For

3.iii  Re-elect Dr. Chan Cho Chak, John as a Director            Mgmt          For                            For

3.iv   Re-elect Dr. Li Kwok Po, David as a Director              Mgmt          For                            For

3.v    Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4      Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       to fix their remuneration

5      Authorize the Directors to issue shares in the            Mgmt          Against                        Against
       Company

6      Authorize the Directors to repurchase shares              Mgmt          For                            For
       in the Company

7      Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to issue       shares by adding
       the number of shares repurchased

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN20100426600.pdf




--------------------------------------------------------------------------------------------------------------------------
 GUANGDONG PROVINCIAL EXPRESSWAY DEVELOPMENT CO LTD                                          Agenda Number:  702052337
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2929W106
    Meeting Type:  EGM
    Meeting Date:  06-Aug-2009
          Ticker:
            ISIN:  CNE000000LT3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Investment in a Bank                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GUANGDONG PROVINCIAL EXPRESSWAY DEVELOPMENT CO LTD                                          Agenda Number:  702093713
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2929W106
    Meeting Type:  EGM
    Meeting Date:  28-Sep-2009
          Ticker:
            ISIN:  CNE000000LT3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the participation in the 30% equity               Mgmt          For                            For
       investment in a project

2.     Approve the change in Supervisors                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GUANGDONG PROVINCIAL EXPRESSWAY DEVELOPMENT CO LTD                                          Agenda Number:  702184209
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2929W106
    Meeting Type:  EGM
    Meeting Date:  06-Jan-2010
          Ticker:
            ISIN:  CNE000000LT3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Re-elect the Directors                                    Mgmt          For                            For

2      Re-elect the Supervisors                                  Mgmt          For                            For

3      Approve the remuneration for the Directors                Mgmt          For                            For

4      Approve the remuneration the Supervisors                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GUANGDONG PROVINCIAL EXPRESSWAY DEVELOPMENT CO LTD                                          Agenda Number:  702414258
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2929W106
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  CNE000000LT3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the 2009 financial resolution report              Mgmt          For                            For

2      Approve the 2009 Profit Distribution Plan are             Mgmt          For                            For
       as follows: 1) Cash dividend/10 shares  Tax
       included : CNY 1.0000; 2) Bonus issue from
       profit   share/ 10     shares : none and 3)
       Bonus issue from capital reserve  shares/10
       shares  :    none

3      Receive the 2009 business report of the General           Mgmt          For                            For
       Manager

4      Receive the 2009 work report of the Board of              Mgmt          For                            For
       Directors

5      Receive the 2009 work report of the Supervisory           Mgmt          For                            For
       Committee

6      Receive the 2009 annual report and its abstract           Mgmt          For                            For

7      Appointment of the Audit Firm                             Mgmt          For                            For

8      Approve the responsibility system for major               Mgmt          For                            For
       discrepancies in information      disclosed
       in annual report




--------------------------------------------------------------------------------------------------------------------------
 GUBRE FABRIKALARI TAS, ISTANBUL                                                             Agenda Number:  702278260
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5246E108
    Meeting Type:  OGM
    Meeting Date:  09-Apr-2010
          Ticker:
            ISIN:  TRAGUBRF91E2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Approve the opening, forming the Presidency               Mgmt          No Action
       of the Board

2      Authorize the Board Members to sign the Minutes           Mgmt          No Action
       of the meeting

3      Approve to discuss the reports of Board Members           Mgmt          No Action
       and Auditors

4      Approve to discuss the report of Independent              Mgmt          No Action
       audit firm

5      Approve the balance sheet and profit and loss             Mgmt          No Action
       reports

6      Approve to determine on dividend distribution             Mgmt          No Action
       as per item 49 of the Articles  of Association

7      Approve the release of the Board Members                  Mgmt          No Action

8      Approve to release the Auditors                           Mgmt          No Action

9      Approve the dividend distribution policy                  Mgmt          No Action

10     Approve the Independent audit firm                        Mgmt          No Action

11     Approve the asset valuation report                        Mgmt          No Action

12     Approve the donations                                     Mgmt          No Action

13     Election of the Board Members                             Mgmt          No Action

14     Election of the Auditors                                  Mgmt          No Action

15     Approve to determine the wages of the Board               Mgmt          No Action
       Members and Auditors

16     Approve to permit the Board Members as per items          Mgmt          No Action
       334 and 335 of Turkish       Commercial Code

17     Suggestions and wishes                                    Mgmt          No Action

18     Closure                                                   Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 GUINNESS ANCHOR BHD (FORMERLY GUINNESS MALAYSIA BHD)                                        Agenda Number:  702144863
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y29432104
    Meeting Type:  AGM
    Meeting Date:  26-Nov-2009
          Ticker:
            ISIN:  MYL3255OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements for              Mgmt          For                            For
       the FYE 30 JUN 2009 together with the Directors'
       and Auditors' reports thereon

2.     Approve the declaration of a final dividend               Mgmt          For                            For
       of 31 sen per 50 sen stock unit tax exempt
       in respect of the FYE 30 JUN 2009 as recommended
       by the Directors

3.     Approve the payment of Directors' fees of MYR             Mgmt          For                            For
       280,242 to the Non-Executive Directors for
       the FYE 30 JUN 2009

4.     Approve the proposed increase of Directors'               Mgmt          For                            For
       fees to MYR 359,000 payable to the Non-Executive
       Directors for the FYE 30 JUN 2010

5.     Approve the payment of up to MYR 20,000 each              Mgmt          For                            For
       to Tan Sri Dato' Alwi Jantan and Mr. Chin Yoong
       Chong, who were formerly the Independent Non-Executive
       Directors of the Company who retired pursuant
       to Section 129 of the Companies Act, 1965 during
       the course of the FYE 30 JUN 2009

6.     Approve the proposed payment of up to MYR 20,000          Mgmt          For                            For
       each to any of the Company's Non-Executive
       Directors who will be retiring pursuant to
       Section 129 of the Companies Act, 1965 and
       will not be seeking re-appointment or not re-appointed
       at the forthcoming or any future AGM's of the
       Company

7.     Re-elect Mr. Charles Ireland as a Director of             Mgmt          For                            For
       the Company, who retires by rotation pursuant
       to Article 89 of the Companys Articles of Association

8.     Re-elect Dr. Leslie Buckley as a Director of              Mgmt          For                            For
       the Company, who retires by rotation pursuant
       to Article 89 of the Company's Articles of
       Association

9.     Re-appoint Tan Sri Saw Huat Lye as a Director             Mgmt          For                            For
       of the Company, who retires pursuant to Section
       129 of the Companies Act, 1965 to hold office
       until the conclusion of the next AGM of the
       Company

10.    Re-appoint Dato' Jaffar Indot as a Director               Mgmt          For                            For
       of the Company, who retires pursuant to Section
       129 of the Companies Act, 1965 to hold office
       until the conclusion of the next AGM of the
       Company

11.    Re-appoint Messrs. KPMG as the Auditors of the            Mgmt          For                            For
       Company and authorize the Directors to fix
       their remuneration

12.    Authorize the Company and/or its subsidiaries             Mgmt          For                            For
       [the Group], pursuant to Paragraph 10.09 of
       the Listing Requirements of Bursa Malaysia
       Securities Berhad [Bursa Securities], to enter
       into any of the recurrent transactions of a
       revenue or trading nature as specified with
       the related parties mentioned therein which
       are necessary for the Group's day-to-day operations,
       subject further to the following: i) the transactions
       are in the ordinary course of business on normal
       commercial terms which are not more favorable
       to the related parties than those generally
       available to the public and are not to the
       detriment of the minority shareholders of the
       Company; and ii) the disclosure of the aggregate
       value of the transactions of the Proposed Shareholders
       Mandate conducted during the FY will be disclosed
       in the annual report for the said FY; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required to be held pursuant to
       Section 143(1) of the Companies Act, 1965 [the
       Act] [but shall not extend to such extension
       as may be allowed pursuant to Section 143(2)
       of the Act]]; and authorize the Directors of
       the Company to complete and do all such acts
       and things as they may consider expedient or
       necessary to give effect to the Proposed Shareholders'
       Mandate

       Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 GULF NAVIGATION HOLDING COMPANY                                                             Agenda Number:  702240324
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5245S108
    Meeting Type:  AGM
    Meeting Date:  04-Mar-2010
          Ticker:
            ISIN:  AE000A0MNV27
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the report of the Company's Board of              Mgmt          For                            For
       Directors on the activities of   the Company
       and its financial statements for the YE 31
       DEC 2009

2      Approve the audited financial statements for              Mgmt          For                            For
       the FYE 31 DEC 2009

3      Approve the distribution of 3% cash dividend              Mgmt          For                            For
       of share capital of the Company  equivalent
       to 3 fils per share for the FY 2009

4      Grant discharge to the Board of Directors for             Mgmt          For                            For
       their actions for the YE 31 DEC 2009

5      Election of the Board of Directors for the upcoming       Mgmt          For                            For
       3 years

6      Grant discharge to the Company's Auditors for             Mgmt          For                            For
       their actions for the YE 31 DEC 2009

7      Appoint the Auditors of the Company for the               Mgmt          For                            For
       FY 2010




--------------------------------------------------------------------------------------------------------------------------
 GULF NAVIGATION HOLDING COMPANY                                                             Agenda Number:  702246112
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5245S108
    Meeting Type:  EGM
    Meeting Date:  11-Mar-2010
          Ticker:
            ISIN:  AE000A0MNV27
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the amendment of Articles of Association          Mgmt          For                            For
       of the Company to be compliant with corporate
       governance requirement and as per ESCA requirements

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GVT HOLDING SA, CURITIBA                                                                    Agenda Number:  702121043
--------------------------------------------------------------------------------------------------------------------------
        Security:  P5145T104
    Meeting Type:  EGM
    Meeting Date:  03-Nov-2009
          Ticker:
            ISIN:  BRGVTTACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1.     Approve to decide concerning the non-application          Mgmt          For                            For
       of Articles 43 and 44 of the Company's Corporate
       bylaws, that deal with the protection of the
       dispersion of the shareholder base, for acquisitions
       of the Company's shares offer that have the
       following characteristics: i) financial liquidation
       will occur by 28 FEB 2010; ii) the price to
       be paid will be a minimum of BRL 48.00 per
       share; iii) the payment will be in cash; iv)
       the offeror A must have financial capacity
       to acquire 100% of the share capital of the
       Company for a minimum price of BRL 48.00 per
       share, B must be an operator or provider of
       fixed mobile or broad band telephone services
       in Brazil or abroad directly or through subsidiaries
       controlled or related Companies




--------------------------------------------------------------------------------------------------------------------------
 GVT HOLDING SA, CURITIBA                                                                    Agenda Number:  702164699
--------------------------------------------------------------------------------------------------------------------------
        Security:  P5145T104
    Meeting Type:  EGM
    Meeting Date:  10-Dec-2009
          Ticker:
            ISIN:  BRGVTTACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the new composition of the Board of               Mgmt          For                            For
       Directors of the Company

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INCORPORATION  Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GVT HOLDING SA, CURITIBA                                                                    Agenda Number:  702264982
--------------------------------------------------------------------------------------------------------------------------
        Security:  P5145T104
    Meeting Type:  EGM
    Meeting Date:  04-Mar-2010
          Ticker:
            ISIN:  BRGVTTACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the selection of an Appraiser to prepare          Mgmt          For                            For
       a valuation report for the shares of the Company,
       for the joint purpose of a mandatory public
       tender offer, resulting from the acquisition
       of control, increase of share ownership interest,
       delisting from the Novo Mercado of the BM and
       F Bovespa and cancellation of the registration
       of the Company as a publicly traded Company,
       by Vivend I S.A. whose public tender offer
       is still subject to approval by the securities
       commission CVM, in accordance with the notices
       of material F act released on 13 Nov 2009,
       and 08 Jan 2010, and in accordance with the
       terms of Paragraph 1 of Article 51 of the Corporate
       Bylaws of the Company; the Appraiser must be
       selected from among a list of three specialized
       Companies as decided by the Board of Directors
       at a meeting on 03 Feb 2010; I) BNP Paribas,
       Sao Paulo, Brazil, recommended by the Board
       of Directors of the Company, considering the
       current valuation report prepared for the registration,
       on 13 Nov 2009, of the announcement of the
       beginning of the public tender offer resulting
       from the acquisition of the control of the
       Company by Vivendi SA; II) Banco Itau BBA S.A,
       and III) HSBC Bank Brasil S.A. Banco Multiplo

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 GVT HOLDING SA, CURITIBA                                                                    Agenda Number:  702235400
--------------------------------------------------------------------------------------------------------------------------
        Security:  P5145T104
    Meeting Type:  EGM
    Meeting Date:  08-Mar-2010
          Ticker:
            ISIN:  BRGVTTACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve the cancellation of the registration              Mgmt          For                            For
       of the Company as a Publicly Traded   Company
       and the delisting of its shares from the Novo
       Mercado Listing Segment, CONTD

-      CONTD in accordance with the decision of its              Non-Voting    No vote
       Board of Directors in a meeting held on 03
       FEB 2010, in accordance with the terms of Article
       10, Paragraph 2, of the Bylaws of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF THE RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GVT HOLDING SA, CURITIBA                                                                    Agenda Number:  702348839
--------------------------------------------------------------------------------------------------------------------------
        Security:  P5145T104
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  BRGVTTACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Receive the administrators accounts, discuss              Mgmt          For                            For
       and vote on the financial        statements
       accompanied by the Independent Auditors report
       regarding the FYE   31 DEC 2009

2      Election of the members of the Board of Directors         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GVT HOLDING SA, CURITIBA                                                                    Agenda Number:  702485283
--------------------------------------------------------------------------------------------------------------------------
        Security:  P5145T104
    Meeting Type:  EGM
    Meeting Date:  10-Jun-2010
          Ticker:
            ISIN:  BRGVTTACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to decide regarding the proposal for              Mgmt          For                            For
       the redemption of common shares  issued by
       the Company remaining in free float, in accordance
       with the terms   of Article 4, Paragraph 5,
       of the Brazilian Corporate Law and of Item
       5.5 of  the notice of public tender for the
       acquisition of common shares of the       Company,
       bearing in mind the disposition of control
       of the Company, the       increase of ownership
       interest and, also, for the cancellation of
       the         registration of the Company, from
       here onward the public tender offer,
       published on 26 MAR 2010, from here onward
       the notice, bearing in mind that   the percentage
       of the shares in free float, after the settlement
       of the       public tender offer is less than
       five percent of the total shares issued by
       the Company




--------------------------------------------------------------------------------------------------------------------------
 HACI OMER SABANCI HLDG S A                                                                  Agenda Number:  702063722
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8223R100
    Meeting Type:  EGM
    Meeting Date:  26-Aug-2009
          Ticker:
            ISIN:  TRASAHOL91Q5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A POWER          Non-Voting    No Action
       OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. CERTAIN GLOBAL CUSTODIANS HAVE A
       GLOBAL CUSTODIAN POA's IN PLACE WHICH WOULD
       ELIMINATE THE NEED FOR THE BO POA. IF YOU HAVE
       NOT SUBMITTED ANY POA's FOR THIS MARKET BEFORE,
       PLEASE CONTACT YOUR GLOBAL CUSTODIAN BANK TO
       SEE IF THEY HAVE A POA IN PLACE FOR YOUR ACCOUNTS.
       THANK YOU.

1.     Opening and elect the Chairmanship                        Mgmt          No Action

2.     Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the assembly

3.     Authorize the Members of the Board of Directors           Mgmt          No Action
       to take over the shares of Akbank Turk A.S
       and Avivasa Emeklilik Ve Hayat A.S. which are
       on the portfolio of affiliates of AK Sigorta
       Anonim Sirketi as well as of shares Akbank
       Turk A.S. which are on the portfolio of affiliates
       of Exsa Export Sanayi Mamaulleri Satis Ve Arastirma
       Anonim Sirketi as capital in kind by means
       of partial split and to hold meetings with
       the said Companies Board of Directors, to prepare
       and to sign agreements in order to ensure the
       mentioned transfer




--------------------------------------------------------------------------------------------------------------------------
 HACI OMER SABANCI HLDG S A                                                                  Agenda Number:  702180427
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8223R100
    Meeting Type:  AGM
    Meeting Date:  04-Jan-2010
          Ticker:
            ISIN:  TRASAHOL91Q5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and forming the Presidency of the Board           Mgmt          No Action

2      Authorize the Board Members to sign the minutes           Mgmt          No Action
       of the meeting

3      Approve to discuss the balance report dated               Mgmt          No Action
       30 JUN 2009

4      Approve to inform the shareholders about the              Mgmt          No Action
       report of the Expert Group

5      Approve the Repartition Agreement between Aksigorta       Mgmt          No Action
       A.S. and Akbank T A.S.    and Avivasa Emeklilik
       Ve Hayat A.S.

6      Approve the Repartition Agreement between Akbank          Mgmt          No Action
       T.A.S. and Eksa Export San.  Mamulleri Satis
       Ve Arastirma A.S.

7      Approve to determine the transfer of shares               Mgmt          No Action
       of Akbank T.A.S. and Avivasa      Emeklilik
       Ve Hayat A.S. of Aksigorta A.S

8      Approve to determine the transfer of shares               Mgmt          No Action
       of Akbank T.A.S. of Eksa export   Sanayi Mamulleri
       Satis Ve Arastirma A.S.

9      Approve to determine the dividend payment rights          Mgmt          No Action
       of shareholders other than   Haci Omer Sabanci
       Holding A.S.

10     Amend Item 10 of Articles of Association                  Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 HACI OMER SABANCI HLDG S A                                                                  Agenda Number:  702391854
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8223R100
    Meeting Type:  OGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  TRASAHOL91Q5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No Action
       ID 686266 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Opening and election of the Chairmanship                  Mgmt          No Action

2      Grant authority to the chairmanship to sign               Mgmt          No Action
       the minutes of the assembly

3      Reading and discussion of the Board of Directors'         Non-Voting    No Action
       activity report and Auditors' report with respect
       to the operations and accounts of year 2009

4      Giving information to the shareholders about              Non-Voting    No Action
       the donations given across the year 2009

5      Ratify the balance sheet and profit and loss              Mgmt          No Action
       statement of year 2009; consideration and taking
       decision on the proposal concerning the distribution
       of profit

6      Grant discharge of the Board Members and Auditors         Mgmt          No Action
       separately with respect to the Company's activities
       in year 2009

7      Election of the Members of the Board of Directors         Mgmt          No Action
       and determination of their term in office and
       of their remuneration

8      Ratify the independent external auditing Company          Mgmt          No Action
       elected by Board of Directors

9      Authorize the Members of the Board of Directors           Mgmt          No Action
       to participate in activities indicated in the
       Articles 334 and 335 of the Turkish Trade Code




--------------------------------------------------------------------------------------------------------------------------
 HACI OMER SABANCI HOLDING AS, ISTANBUL                                                      Agenda Number:  702385926
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8223R167
    Meeting Type:  OGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  TRESHOL00038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Approve the opening of the general assembly               Mgmt          No Action
       and forming meeting council

2      Approve empowering the meeting council to sign            Mgmt          No Action
       the general assembly meeting   minutes

3      Approve announcement and discussion of the reports        Mgmt          No Action
       of Board of Directors and  Auditors regarding
       2009 financial results

4      Approve the announcement of donations made in             Mgmt          No Action
       2009

5      Ratify the 2009 balance sheet and income statement        Mgmt          No Action
       and proposal and approval  of the profit distribution

6      Approve the release of the members of the Board           Mgmt          No Action
       of Directors and Auditors     regarding 2009
       activities

7      Approve the assignment and wage determination             Mgmt          No Action
       of the new Board of Directors   in place of
       the ones who served their terms

8      Approve the independent audit firm determined             Mgmt          No Action
       by the Board of Directors

9      Authorize the members of the Board of Directors           Mgmt          No Action
       and Chairman to handle the    issues in connection
       with the scope of Articles 334 and 335 of the
       Turkish    Commercial Code




--------------------------------------------------------------------------------------------------------------------------
 HANA FINANCIAL GROUP INC, SEOUL                                                             Agenda Number:  702284415
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y29975102
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  KR7086790003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the balance sheet and income statement            Mgmt          For                            For

2      Approve the proposed disposition of retained              Mgmt          For                            For
       earnings

3      Amend the Articles of Incorporation                       Mgmt          For                            For

4.1    Election of Jeong Haewang, Jeong Kwangsun and             Mgmt          For                            For
       Choi Kyungkyu as the External

4.2    Election of the Members of Audit Committee who            Mgmt          For                            For
       are External Directors

5      Approve the remuneration limit for the Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HANA MICROELECTRONICS PUB LTD                                                               Agenda Number:  702253927
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y29974162
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  TH0324A10Z10
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to certify the minutes of the AGM of              Mgmt          For                            For
       shareholders No. 16/2009 held on 30 APR 2009

2      Acknowledge the Company's performance for the             Mgmt          For                            For
       year 2009

3      Approve the balance sheet and the profit and              Mgmt          For                            For
       loss statements for the fiscal   period ended
       31 DEC 2009

4      Approve the declaration of dividend payment               Mgmt          For                            For
       for the year 2009

5      Appointment of Directors in place of those retired        Mgmt          For                            For
       by rotation

6      Approve the Director's remuneration for the               Mgmt          For                            For
       year 2010

7      Appointment of the External Auditors of the               Mgmt          For                            For
       Company for the year 2010 and fix the remuneration

8      Amend the Company's objective                             Mgmt          For                            For

9      Other business  if any                                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HANGZHOU STEAM TURBINE CO LTD                                                               Agenda Number:  702047792
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30436102
    Meeting Type:  EGM
    Meeting Date:  05-Aug-2009
          Ticker:
            ISIN:  CNE000000VS4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the participation in subscribing the              Mgmt          For                            For
       share placing of Bank of Hangzhou




--------------------------------------------------------------------------------------------------------------------------
 HANGZHOU STEAM TURBINE CO LTD                                                               Agenda Number:  702437597
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30436102
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2010
          Ticker:
            ISIN:  CNE000000VS4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 698091 DUE TO ADDITIONAL RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the 2009 work report of the Board of              Mgmt          For                            For
       Directors

2.     Approve the 2009 work report of the Supervisory           Mgmt          For                            For
       Committee

3.     Approve the 2009 financial report                         Mgmt          For                            For

4.     Approve the 2009 Profit Distribution Plan are             Mgmt          For                            For
       as follows: 1) cash dividend/10 shares (Tax
       included): CNY 4.0000; 2) bonus issue from
       profit (share/10 shares): 3.00; and 3) bonus
       issue from capital reserve (share/10 shares):
       none

5.     Approve the 2009 annual report and its abstract           Mgmt          For                            For

6.     Approve the amount of 2009 and estimated amount           Mgmt          For                            For
       of 2010 continuing connected transactions

7.     Approve the 2009 work evaluation of Audit Firm            Mgmt          For                            For
       and re-appoint 2010 Audit Firm

8.     Election of the Supervisor                                Mgmt          For                            For

9.     Election of the Director candidates and the               Mgmt          For                            For
       Independent Director candidates




--------------------------------------------------------------------------------------------------------------------------
 HANIL CEMENT CO LTD, SEOUL                                                                  Agenda Number:  702268649
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3050K101
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7003300001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement Balance Sheet,            Mgmt          For                            For
       Income statement, the proposed disposition
       of retained earning

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of Kiho Huh, Insang Won as the Executive         Mgmt          For                            For
       Directors, Seungdu Baek as

4      Approve the limit of remuneration for the Directors       Mgmt          For                            For

5      Approve the limit of remuneration for the Auditors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HANJIN SHIPPING CO LTD, SEOUL                                                               Agenda Number:  702096036
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3053K108
    Meeting Type:  EGM
    Meeting Date:  28-Oct-2009
          Ticker:
            ISIN:  KR7000700005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF ''ABSTAIN''      Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT ''ABSTAIN'' AS A VALID VOTE OPTION.

1.     Approve the spin off including changes of Articles        Mgmt          For                            For
       of Incorporation




--------------------------------------------------------------------------------------------------------------------------
 HANJIN TRANSPORTATION CO LTD, SEOUL                                                         Agenda Number:  702252672
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3054B107
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7002320000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1.     Approve the financial statement                           Mgmt          For                            For

2.     Approve the partial amendment to Articles of              Mgmt          For                            For
       incorporation

3.     Election of one outside Director                          Mgmt          For                            For

4.     Election of Auditors                                      Mgmt          For                            For

5.     Approve the limit of remuneration for the Directors       Mgmt          For                            For

6.     Approve the limit of remuneration for the Auditors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HANKOOK TIRE CO LTD, SEOUL                                                                  Agenda Number:  702264742
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30587102
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  KR7000240002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement                           Mgmt          For                            For

2      Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

3      Election of Yang Rae Cho, Seung Hwa Seo and               Mgmt          For                            For
       Hyun Sik Cho as the Director

4      Approve the limit of remuneration for Directors           Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HANMI PHARMACEUTICAL CO LTD, HWASONG                                                        Agenda Number:  702248015
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3061Z105
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7008930000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Election of Seonggi Lim, Gwansun Lee Jongsu               Mgmt          For                            For
       Woo (External)Seongsu Ko, Jiyong Jang as a
       Director

3      Election of Seongsu KO and Jiyong Jang as the             Mgmt          For                            For
       Member of Audit Committee who is External Director

4      Approve the remuneration for the Director                 Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR AND AUDITOR NAMES. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HANMI PHARMACEUTICAL CO LTD, HWASONG                                                        Agenda Number:  702313191
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3061Z105
    Meeting Type:  EGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  KR7008930000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the spin-off                                      Mgmt          For                            For

2      Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

3      Election of the Directors, candidates: Sung               Mgmt          For                            For
       Gi Im, Jong Yoon Im, Chan Seop Kim; External
       Director candidtates: Jong Gu lee

4      Election of the Auditors, candidates: Cheol               Mgmt          For                            For
       Bu Im

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION 1 AND RECEIPT OF DIRECTOR
       AND AUDITOR NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HANNSTAR DISPLAY CORP                                                                       Agenda Number:  702452412
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3062S100
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0006116007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 financial statements for listing asset           Non-Voting    No vote
       impairments

A.2    The status of investment in People's Republic             Non-Voting    No vote
       of China

A.3    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the distribution of 2009 profits or               Mgmt          For                            For
       offsetting deficit

B.3    Approve the capital injection by issuing new              Mgmt          For                            For
       shares via private placement

B.4    Approve the capital injection by issuing new              Mgmt          Against                        Against
       shares

B.5    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.6    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in         competitive business

B.7    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HANSOL PAPER CO LTD, SEOUL                                                                  Agenda Number:  702237808
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3063K106
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  KR7004150009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Approve the remuneration for Director                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HANWHA CHEMICAL CORP, SEOUL                                                                 Agenda Number:  702248546
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3065K104
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7009830001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1.     Approve the 36th balance sheet, income statement          Mgmt          For                            For
       and the proposed disposition of retained earning

2.     Amend the Articles of incorporation                       Mgmt          For                            For

3.     Election of Gijoon Hong as a Director                     Mgmt          For                            For

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For
       and of the Auditors




--------------------------------------------------------------------------------------------------------------------------
 HANWHA CORP, SEOUL                                                                          Agenda Number:  702252709
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3065M100
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7000880005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Approval the partial amendment to the Articles            Mgmt          For                            For
       of Incorporation

3      Election of an Non-Executive Director                     Mgmt          For                            For

4      Election of an Audit Committee Member                     Mgmt          For                            For

5      Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HANWHA SECURITIES CO LTD, SEOUL                                                             Agenda Number:  702423687
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2562Y104
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  KR7003530003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the financial statement                           Mgmt          For                            For

2      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3      Election of Director, candidate: Myeong Seob              Mgmt          For                            For
       Lee

4      Approve the limit of remuneration for the Directors       Mgmt          For                            For

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HAREL INSURANCE INVESTMENTS & FINANCIAL SERVICES LTD                                        Agenda Number:  702081299
--------------------------------------------------------------------------------------------------------------------------
        Security:  M52635105
    Meeting Type:  AGM
    Meeting Date:  24-Sep-2009
          Ticker:
            ISIN:  IL0005850180
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the financial statements and the Directors        Mgmt          For                            For
       report for the year 2008

2.     Re-appoint the Officiating Directors Messrs.              Mgmt          For                            For
       Yair Hamburger (Chairman), Gideon Hamburger,
       Yoav Manor, Uri Slonim, Yosef Tsahanover, Leora
       Hadar, Doron Cohen, Ariel Kor, Ben Hamburger;
       the external Directors continue in Office by
       provision of Law

3.     Re-appoint the Accountant-Auditors and authorize          Mgmt          For                            For
       the Board to fix their remuneration

4.     Approve to increase the current D&O insurance             Mgmt          For                            For
       cover by USD 30 million [total cover after
       increase USD 100 million] for an increase of
       USD 250,000 in the premium [total increased
       premium USD 750,000] and the continuation of
       insurance cover during 4 more years in an amount
       of up to USD 125 million for an annual premium
       of up to USD 1 million




--------------------------------------------------------------------------------------------------------------------------
 HARMONY GOLD MINING CO LTD, JOHANNESBURG                                                    Agenda Number:  702135838
--------------------------------------------------------------------------------------------------------------------------
        Security:  S34320101
    Meeting Type:  AGM
    Meeting Date:  23-Nov-2009
          Ticker:
            ISIN:  ZAE000015228
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the annual financial statements for the             Mgmt          For                            For
       FY 2009

2.     Re-appoint PricewaterhouseCoopers Inc as the              Mgmt          For                            For
       Auditors

3.     Elect Mr. H. O. Meyer as a Director                       Mgmt          For                            For

4.     Re-elect Ms. F. F. T. De Buck as a Director               Mgmt          For                            For

5.     Re-elect Dr. D. S. Lushaba as a Director                  Mgmt          For                            For

6.     Re-elect Mr. M. J. Motloba as a Director                  Mgmt          For                            For

7.     Approve the placement of 10% of the authorized            Mgmt          For                            For
       but unissued shares under the control of the
       Directors

8.     Authorize the Directors to allot and issue equity         Mgmt          Against                        Against
       securities for cash up to 5%

9.     Approve the increase the Non-Executive Directors'         Mgmt          For                            For
       fees




--------------------------------------------------------------------------------------------------------------------------
 HCL TECHNOLOGIES LTD                                                                        Agenda Number:  702157466
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3121G147
    Meeting Type:  AGM
    Meeting Date:  08-Dec-2009
          Ticker:
            ISIN:  INE860A01027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the Profit and Loss Account             Mgmt          For                            For
       for the YE 30 JUN 2009 and the Balance Sheet
       as on that date together with the Reports of
       the Directors and the Auditors thereon

2.     Re-appoint Mr. Shiv Nadar as a Director, who              Mgmt          For                            For
       retires by rotation

3.     Re-appoint Ms. Robin Abrams as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. P.C. Sen as a Director, who retires        Mgmt          For                            For
       by rotation

5.     Declare the dividend                                      Mgmt          For                            For

6.     Appoint M/s. S.R. Batliboi & Co., Chartered               Mgmt          For                            For
       Accountants, as the Auditors of the Company
       in place of the retiring Auditors, M/s. Price
       Waterhouse, Chartered Accountants, until the
       conclusion of the next AGM of the Company and
       authorize the Board of Directors of the Company
       to fix their remuneration and reimburse their
       traveling and out of pocket expenses

S.7    Approve, pursuant to Sections 198, 269, 309,              Mgmt          For                            For
       and all other applicable provisions of the
       Companies Act, 1956, [Act] read with Schedule
       XIII to the said Act, the re-appointment of
       Mr. Shiv Nadar, as Managing Director of the
       Company for a period of 5 years with effect
       from 13 SEP 2009 with the designation of Chairman
       & Chief Strategy Officer or such other designation
       as the Board/Compensation Committee may decide
       from time to time on the terms and conditions
       as specified; authorize the Board of Directors,
       to take such steps as the Board may consider
       necessary or expedient to give effect to this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 HDFC BANK LTD, MUMBAI                                                                       Agenda Number:  702013323
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3119P117
    Meeting Type:  AGM
    Meeting Date:  14-Jul-2009
          Ticker:
            ISIN:  INE040A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009 and profit and loss account
       for the YE on that date and reports of the
       Directors and Auditors thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Mr. Arvind Pande as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. Ashim Samanta as a Director,               Mgmt          For                            For
       who retires by rotation

5.     Re-appoint M/s. Haribhakti & Co., Chartered               Mgmt          For                            For
       Accountants, subject to the approval of the
       Reserve Bank of India, as the Auditors of the
       Bank to hold office from conclusion of this
       meeting until the conclusion of the next AGM,
       on a remuneration to be fixed by the Audit
       and Compliance Committee of the Board in the
       best interest of the Bank, for the purpose
       of Audit of the Bank's accounts at its Head
       Office and all its Branch and other offices

S.6    Authorize the Board, pursuant to the applicable           Mgmt          For                            For
       provisions of the Companies Act, 1956 Section
       35-B and other applicable provisions, if any,
       of the Banking Regulation Act 1949 and subject
       to the approvals as may be necessary from the
       Reserve Bank of India and other concerned authorities
       or bodies and subject to the conditions as
       may be prescribed by any of them while granting
       such approvals, the approval of the Members
       of the Bank be accorded for revision in the
       remuneration and perquisites of Mr. Aditya
       Puri, Managing Director with effect from 01
       APR 2009 as specified; all other existing terms
       and conditions of appointment/remuneration
       of Mr. Aditya Puri shall remain unchanged;
       in case of absence or inadequacy of profit
       in any FY, the aforesaid remuneration and perquisites
       shall be paid to Mr. Puri as minimum remuneration;
       to do all such acts, deeds, matters and thing
       and to execute agreements, documents or instructions
       as may be required to give effect to this resolution

S.7    Authorize the Board, pursuant to the applicable           Mgmt          For                            For
       provisions of the Companies Act, 1956 Section
       35-B and other applicable provisions, if any,
       of the Banking Regulation Act 1949 and subject
       to the approvals as may be necessary from the
       Reserve Bank of India [RBI] and other concerned
       authorities or bodies and subject to the conditions
       as may be prescribed by any of them while granting
       such approvals, the approval of the Members
       of the Bank be accorded for revision in the
       remuneration and perquisites of Mr. Jagdish
       Capoor as part-time Chairman of that Bank for
       a period of 2 years with effect from 06 JUL
       2009 and revision in the existing remuneration
       and perquisites with effect from such date
       of re-appointment as specified; all other existing
       terms and conditions of appointment/remuneration
       of Mr. Jagdish Capoor shall remain unchanged;
       in case of absence or inadequacy of profit
       in any FY, the aforesaid remuneration and perquisites
       shall be paid to Mr. Jagdish Capoor as minimum
       remuneration; to do all such acts, deeds, matters
       and thing and to execute agreements, documents
       or instructions as may be required to give
       effect to this resolution

S.8    Authorize the Members of the Bank, for extending          Mgmt          For                            For
       the exercise period in respect of options granted
       under the Employees Stock Option Schemes VIII
       to XIII [the Scheme] of the bank from 2 years
       from the date of vesting to 4 years from the
       date of vesting and that in case of options
       granted under Employees Stock Option Scheme
       VII the exercise period be extended to 4 years
       from the date of vesting in respect of the
       2nd and 3rd tranches that were vested on18
       JUL 2007 and 18 Jul 2008 respectively; and
       authorize the Board and/or the Compensation
       Committee to amend the exercise period for
       all the Employees Stock Option Scheme of the
       Bank from time to time to such periods as they
       may in their absolute discretion deem fit,
       such that the exercise period shall not be
       more than 5 years from the dates of respective
       vesting as has been already approved by the
       members; for the modification of the terms
       relating, to exercise of options granted by
       the erst while Centurion bank of Punjab Limited
       [eCBOP] under its various employees Stock Option
       Scheme as under as specified; and authorize
       the Board of Directors and/or the Compensation
       Committee of the Bank, to do all such acts,
       deeds, matters and thing as may be required
       for implementing and giving effect to aforesaid
       resolution




--------------------------------------------------------------------------------------------------------------------------
 HDFC BANK LTD, MUMBAI                                                                       Agenda Number:  702508423
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3119P117
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2010
          Ticker:
            ISIN:  INE040A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the audited balance sheet as at 31 MAR              Mgmt          For                            For
       2010 and profit and loss account for the YE
       on that date and reports of the Directors and
       Auditors thereon

2      Declare a dividend                                        Mgmt          For                            For

3      Re-appoint Mr. C. M. Vasudev as a Director,               Mgmt          For                            For
       who retires by rotation

4      Re-appoint Dr. Pandit Palande as a Director,              Mgmt          For                            For
       who retires by rotation

5      Appointment of M/s. BSR & Company, Chartered              Mgmt          For                            For
       Accountants  ICAI Reg. No.       101248W ,
       in respect of whom the bank has received a
       Special Notice pursuant  to Section 225 of
       the Companies Act, 1956 subject to the approval
       of the      Reserve Bank of India, as Auditors
       of the Bank to hold office from conclusion
       of this meeting till the conclusion of the
       next AGM, on a remuneration to be  fixed by
       the Audit and Compliance Committee of the Board
       of Directors in the  best interest of the Bank,
       for the purpose of audit of the bank's accounts
       at its Head Office, Branches and other offices

6      Approve,pursuant to the applicable provisions             Mgmt          For                            For
       of the Companies Act, 1956, and any other applicable
       laws, or any amendment or modifications of
       or any        re-enactment thereof, and subject
       to the approvals, as may be necessary from
       the Reserve Bank of India and other concerned
       authorities or bodies and       subject to
       the conditions as may be prescribed by any
       of them while granting  such approvals, re-appoint
       Mr. Aditya Puri as a Managing Director of the
       Bank for a period of 3 years commencing from
       1 APR 2010 to 31 MAR 2013 upon such   terms
       and conditions including remuneration as set
       out in the draft agreement placed before this
       meeting, which agreement is specifically approved
       and      sanctioned with authority to the Board
       of Directors

CONT   hereinafter referred to as the Board which term           Non-Voting    No vote
       shall be deemed to include    the Compensation
       Committee of the Board of Directors  to alter
       and vary the   terms and conditions of the
       said re-appointment and/or agreement  including
       authority, from time to time, to determine
       the amount of salary as also the   type and
       amount of perquisites and other benefits payable
       to Mr. Aditya Puri  , in such manner as may
       be agreed to between the Board and Mr. Aditya
       Puri;   provided however that the remuneration
       payable to Mr. Aditya Puri shall not   exceed
       the limits specified in the said agreement;

CONT   authorize the Board to do all such acts, deeds,           Non-Voting    No vote
       matters and things and to     execute any agreements,
       documents, instruments and writings as may
       be         required, with power to settle all
       questions, difficulties or doubts that may
       arise in regard to the said re-appointment
       as it may in its sole discretion   deem fit
       and to delegate all or any of its powers conferred
       herein to any     Directors and/or Officers
       of the Bank to give effect to this resolution

7      Authorize the Board,pursuant to the applicable            Mgmt          For                            For
       provisions of the Companies    Act, 1956, and
       any other applicable laws, or any amendment
       or modifications   of or any re-enactment thereof,
       and subject to the approvals, as may be
       necessary from the Reserve Bank of India
       and other concerned authorities or   bodies
       and subject to the conditions as may be prescribed
       by any of them      while granting such approvals,
       re-appoint Mr. Harish Engineer as a Executive
       Director of the Bank for the period commencing
       from 12 OCT 2010 to 30 SEP     2013 upon such
       terms and conditions including remuneration
       as set out in the  draft agreement placed before
       this meeting which agreement is specifically
       approved and sanctioned with authority to
       the Board of Directors

CONT   hereinafter referred to as the Board which term           Non-Voting    No vote
       shall be deemed to include    the Compensation
       Committee of the Board of Directors  to alter
       and vary the   terms and conditions of the
       said re-appointment and/or agreement  including
       authority, from time to time, to determine
       the amount of salary as also the   type and
       amount of perquisites and other benefits payable
       to Mr. Harish       Engineer , in such manner
       as may be agreed to between the Board and Mr.
       Harish Engineer; provided however that
       the remuneration payable to Mr. Harish Engineer
       shall not exceed the limits specified in the
       said agreement;

CONT   to do all such acts, deeds, matters and things            Non-Voting    No vote
       and to execute any agreements, documents, instruments
       and writings as may be required, with power
       to settle  all questions, difficulties or doubts
       that may arise in regard to the said    re-appointment
       as it may in its sole discretion deem fit and
       to delegate all  or any of its powers conferred
       herein to any Directors and/or Officers of
       the Bank, to give effect to this resolution

8      Authorize the Board,pursuant to the applicable            Mgmt          For                            For
       provisions of the Companies    Act, 1956, and
       any other applicable laws, or any amendment
       or modifications   of or any re-enactment thereof,
       and subject to the approvals, as may be
       necessary from the Reserve Bank of India
       and other concerned authorities or   bodies
       and subject to the conditions as may be prescribed
       by any of them      while granting such approvals,
       re-appoint Mr. Paresh Sukthankar as a
       Executive Director of the Bank for a period
       of 3 years with effect from 12    OCT 2010
       to 11 OCT 2013 upon such terms and conditions
       including remuneration as set out in the draft
       agreement placed before this meeting which
       agreement  is specifically approved and sanctioned
       with authority to the Board of        Directors

CONT   hereinafter referred to as the Board which term           Non-Voting    No vote
       shall be deemed to include    the Compensation
       Committee of the Board of Directors  to alter
       and vary the   terms and conditions of the
       said re-appointment and/or agreement  including
       authority, from time to time, to determine
       the amount of salary as also the   type and
       amount of perquisites and other benefits payable
       to Mr. Paresh       Sukthankar  as may be agreed
       to between the Board and Mr. Paresh Sukthankar;
       provided however that the remuneration payable
       to Mr. Paresh Sukthankar shall not exceed the
       limits specified in the said agreement;

CONT   to do all such acts, deeds, matters and things            Non-Voting    No vote
       and to execute any agreements, documents, instruments
       and writings as may be required, with power
       to settle  all questions, difficulties or doubts
       that may arise in regard to the said    re-appointment
       as it may in its sole discretion deem fit and
       to delegate all  or any of its powers conferred
       herein to any Directors and/or Officers of
       the Bank, to give effect to this resolution

S.9    Approve, pursuant to the provisions of Section            Mgmt          Against                        Against
       81 and other applicable pro    visions, if
       any, of the Companies Act, 1956  including
       any amendment thereto  or modifications or
       re-enactments thereof  and in accordance with
       the         provisions of the Memorandum and
       Articles of Association of the Bank and the
       regulations/guidelines, if any, prescribed
       by the Securities and Exchange     Board of
       India  SEBI , Reserve Bank of India  RBI  and
       all other concerned    and relevant authorities
       from time to time, to the extent applicable
       and      subject to such approvals,, consents,
       permissions and sanctions of the        Government
       of India, SEBI, RBI and all other appropriate
       authorities,         institutions or bodies
       and subject to such conditions and modifications
       as    may be prescribed by any of them while
       granting such approvals, consents,     permissions

CONT   and sanctions, the Board of Directors of the              Non-Voting    No vote
       Bank  hereinafter referred to as the Board,
       which term shall be deemed to include the Compensation
       Committee,  for the time being authorized by
       the Board of Directors to exercise the
       powers conferred on the Board of Directors
       by this resolution and/or such     other persons
       who may be authorized in this regard  be and
       is hereby          authorized to issue, offer
       and allot 2,00,00,000 equity stock options,
       convertible into equity shares of the
       aggregate nominal face value not        exceeding
       INR 20,00,00,000 to the present and future
       employees which          expression shall include
       Managing and/or Directors in the whole-time
       employment of the Bank under an employee
       Stock Option Plan hereinafter        referred
       to as ESOS as specified and on such other terms
       and conditions and   in such tranches

CONT   as may be decided by the Board/Compensation               Non-Voting    No vote
       Committee in its absolute         discretion;
       authorize, the Board/Compensation Committee
       or such person who    may be authorized in
       this regard by the Board/ Compensation Committee,
       to     implement the plan, with or without
       modifications and variations, in one or   more
       tranches in such manner as the Board / Compensation
       Committee or any     other person authorized
       by the Board/ Compensation Committee may determine;
       approve the determination of the consideration
       payable by an employee in      respect of the
       aforementioned Equity Stock Options, convertible
       into equity   shares, by the Board/Compensation
       Committee or such person who may be
       authorized in this regard by the Board/Compensation
       Committee, may be divided into 2 parts: the
       first part of the consideration shall comprise
       of a fixed   consideration,

CONT   which shall be equivalent to the face value               Non-Voting    No vote
       of the equity shares and the      second part
       shall comprise of a variable amount, to be
       determined by the      Board/Compensation Committee
       or such person who may be authorized in this
       regard by the Board/Compensation Committee
       in its absolute discretion;        authorize
       the Board/Compensation Committee or any other
       person authorized in  this regard by the Board/Compensation
       Committee to do all such acts, deeds,   matters
       and things including but not limited to framing
       rules relating to     taxation matters arising
       out of grant/exercise of Stock Options and
       execute   all such deeds, documents, instruments
       and writing as it may in its /his/her  absolute
       discretion deem necessary or desirable and
       pay fees and commission   and incur expenses
       in relation thereof; authorize the Board/Compensation

CONT   Committee or any other person authorized in               Non-Voting    No vote
       this regard by the                Board/Compensation
       Committee to settle all questions, difficulties
       or doubts  that may arise in relation to the
       implementation of the plan and to the
       shares  including to amend or modify any of
       the terms thereof  issued herein  without being
       required to seek any further consent or approval
       of the Members or otherwise to the end and
       intent that the Members shall be deemed to
       have   given their approval thereto expressly
       by authority of this resolution;       approve
       no single employee shall be granted options
       under the scheme          entitling such employee
       to equity shares in the Bank

CONT   which would represent more than 1% of the paid-up         Non-Voting    No vote
       share capital of the bank   as on the date
       of grant of options or 10% of the total number
       of options      granted under the scheme, and
       that the minimum number of options that can
       be  granted under the forthcoming schemes as
       well as the existing schemes are     zero;
       the equity shares to be issued as stated aforesaid
       shall rank           pari-passu with all the
       existing equity shares of the bank for all
       purposes




--------------------------------------------------------------------------------------------------------------------------
 HERO HONDA MOTORS LTD                                                                       Agenda Number:  702085297
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3179Z146
    Meeting Type:  AGM
    Meeting Date:  22-Sep-2009
          Ticker:
            ISIN:  INE158A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet of the Company as at 31 MAR 2009, and
       the profit and loss account for the YE on that
       date together with the reports of the Directors
       and the Auditors thereon

2.     Declare a dividend of INR 20 per equity share             Mgmt          For                            For
       on 19,96,87,500 equity shares of INR 2 each
       for the FY 2008-2009

3.     Re-appoint Gen. [Retd.] V.P. Malik as a Director,         Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. Brijmohan Lall Munjal as a Director,       Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. Sunil Kant Munjal as a Director,           Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Mr. Takashi Nagai as a Director,               Mgmt          For                            For
       who retires by rotation

7.     Appoint M/s. A.F. Ferguson & Co., Chartered               Mgmt          For                            For
       Accountants, New Delhi, the retiring Auditors,
       as the Auditors to hold office from the conclusion
       of this meeting until the conclusion of the
       next AGM and approve to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 HFC BANK (GHANA) LTD                                                                        Agenda Number:  702372169
--------------------------------------------------------------------------------------------------------------------------
        Security:  V4378Y107
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  GH0000000110
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Chairman's Statement and the Managing         Mgmt          For                            For
       Director's Report for the   YE 31 DEC 2009

2      Receive the annual report and financial Statements        Mgmt          For                            For
       of HFC Bank  Ghana         Limited and its
       wholly owned subsidiaries, HFC Investments
       Services Limited   HFC-ISL  and HFC Realty
       Company Limited for the FYE 31 DEC 2009 together
       with the Auditors report thereon

3      Receive the Directors' report and recommendation          Mgmt          For                            For
       for the payment of dividend  for the YE 31
       DEC 2009

4      Re-elect Institutional Directors under Regulation         Mgmt          For                            For
       63 of the Company's         Regulations and
       Section 298 d  of the Companies Code 1963,
       Act 179

5      Re-elect Mr. John Sey as a Director under Regulation      Mgmt          For                            For
       65 of the Company's      Regulations and Section
       298 d  of the Companies Code 1963, Act 179

6      Re-elect Mrs. Stephanie Baeta Ansah as a Director         Mgmt          For                            For
       under Regulation 65 of the  Company's Regulations
       and Section 298  d  of the Companies Code 1963,
       Act 179

7      Approve the Directors remuneration                        Mgmt          For                            For

8      Authorize the Directors to approve the remuneration       Mgmt          For                            For
       of the Auditors for the   year 2010




--------------------------------------------------------------------------------------------------------------------------
 HIGHWEALTH CONSTRUCTION CORP                                                                Agenda Number:  702441142
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3721G109
    Meeting Type:  AGM
    Meeting Date:  14-Jun-2010
          Ticker:
            ISIN:  TW0002542008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF SUPERVISOR NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of endorsement and  guarantee                  Non-Voting    No vote

A.4    The status of convertible  bonds issuance                 Non-Voting    No vote

A.5    The revision to the rules  of the board meeting           Non-Voting    No vote

A.6    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 business reports and  financial          Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend:  TWD 5.1 per    share

B.3    Approve the revision to the plan of the  local            Mgmt          Against                        Against
       secured convertible  Corporate bonds issuance

B.4    Approve the revision to the procedures of  monetary       Mgmt          For                            For
       loans

B.5    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.6    Elect Wan Sheng FA Investment CO., LTD as a               Mgmt          For                            For
       supervisor [Shareholder NO: 68391]

B.7    Other issues and extraordinary  motions                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HINDALCO INDS LTD                                                                           Agenda Number:  702078797
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3196V185
    Meeting Type:  AGM
    Meeting Date:  18-Sep-2009
          Ticker:
            ISIN:  INE038A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009 and profit and loss account
       for the YE on that date, the report of the
       Directors and the Auditors thereon

2.     Approve to confirm the payment of the interim             Mgmt          For                            For
       dividend @6% made during the year on 20,32,734
       preference shares of INR 2 each fully paid
       up for the FY 2008-09

3.     Declare and sanction the payment of dividend              Mgmt          For                            For
       on equity shares of the Company for the FY
       2008-2009

4.     Re-appoint Mrs. Rajashree Birla as a Director,            Mgmt          For                            For
       who retires from office by rotation

5.     Re-appoint Mr. K.N. Bhandari as a Director,               Mgmt          For                            For
       who retires from office by rotation

6.     Re-appoint Mr. N.J. Jhaveri as a Director, who            Mgmt          For                            For
       retires from office by rotation

7.     Re-appoint, pursuant to the provisions of Section         Mgmt          For                            For
       224 and other applicable provisions, if any,
       of the Companies Act 1956, Messrs Singhi &
       Company, Chartered Accountants, Kolkata, as
       the Auditors of the Company to hold office
       from the conclusion of this meeting till the
       conclusion of the next AGM of the Company and
       authorize the Board of Directors of the Company
       to fix their remuneration for the said period
       and reimbursement of actual out of pocket expenses,
       as may be incurred in the performance of their
       duties

S.8    Approve, in terms of Article 162 of the Articles          Mgmt          For                            For
       of Association of the Company and pursuant
       to the provisions of Sections 198, 269, 309,
       311 and all other applicable provisions, if
       any of the Companies Act 1956, read with Schedule
       XIIl and all other applicable guidelines for
       managerial remuneration issued by the Central
       Government from time to time, the re-appointment
       of Mr. D. Bhattacharya as the Managing Director
       of the Company with effect from 01 OCT 2008
       for a period of 5 years on the terms as to
       remuneration and otherwise as set out hereunder
       and with liberty to the Board [which term shall
       be deemed to include the committee, if any,
       constituted by the Board from time to time]
       to alter the said terms and conditions in such
       manner as may be agreed to between the Board
       and Mr. D. Bhattacharya in the best interests
       of the Company but subject to the restrictions,
       if any, contained in the Companies Act 1956
       and Schedule XIII to the said act or otherwise
       as may be permissible at Law; period of appoint:
       5 years with effect from 01 OCT 2008 on the
       terms and conditions as specified

S.9    Authorize the Board of Directors on behalf of             Mgmt          For                            For
       the Company, pursuant to the provisions of
       Section 81(1A) and other applicable provisions,
       if any, of the Companies Act, 1956 (the Act)
       [including any amendment thereto or re-enactment
       thereof], and in accordance with the provisions
       of the memorandum and Articles of Association
       of the Company and the Listing Agreement entered
       into with the stock exchanges where the Equity
       Shares of the Company are listed [the "Stock
       Exchanges"] , Chapter XIII-A of the securities
       and Exchange Board of India [disclosure and
       Investor Protection] guidelines, 2000 [SEBI
       DIP Guidelines], Foreign Exchange Management
       Act, 2000 (FEMA), Foreign Exchange Management
       [transfer or issue of security by a person
       resident outside India] regulations, 2000 and
       Issue of foreign currency convertible bonds
       and ordinary shares [through Depositary Receipt
       Mechanism] scheme, 1993 and the regulations/guidelines,
       if any, prescribed by the securities and Exchange
       Board of India, Reserve Bank of India, the
       stock exchanges, the Government of India or
       any other relevant authority from time to time,
       to the extent applicable, and subject to such
       approvals, consents, permissions and sanctions
       as might be required and subject to such conditions
       as may be prescribed while granting such approvals,
       consents, permissions and sanctions [hereinafter
       referred to as the "Board" which term shall
       be deemed to include any Committee(s) constituted/to
       be constituted by the Board to exercise its
       power including the powers conferred by this
       resolution]; to create, issue, offer and allot,
       [including the provisions for reservation on
       firm and/or competitive basis, of such part
       of issue and for such categories of persons
       as may be permitted], in the course of 1 or
       more public or private offerings in domestic
       and/or 1 or more international market(s) with
       or without a green shoe option; equity shares
       [including qualified institutions placement
       under SEBI DIP Guidelines] and/or equity shares
       through depository receipts and/or convertible
       bonds and/or other securities convertible into
       equity shares at the option of the Company
       and/or the holder(s) of such securities, and/or
       securities linked to equity shares and/or securities
       including non-convertible debentures with warrants
       or other securities with or without warrants,
       which may either be detachable or linked, and
       which warrant has a right exercisable by the
       warrant holder to subscribe for the equity
       shares and/or warrants with an option exercisable
       by the warrant-holder to subscribe for equity
       shares and/or any instruments or securities
       representing either equity shares and/or convertible
       securities linked to equity shares [including
       the issue and allotment of equity shares pursuant
       to a Green Shoe- Option, if any], [all of which
       are hereinafter collectively referred to as
       'Securities'] to eligible investors under applicable
       Laws, regulations and guidelines [whether residents
       and/or non-residents and/or institutions/banks
       and/or incorporated bathes, mutual funds, Venture
       capital funds and Indian and/or multi-lateral
       financial institutions and/or individuals and/or
       trustees and/or stabilizing agents or otherwise,
       and whether or not such investors are Members
       of the Company], through prospectus and/or
       letter of offer or circular and/or on public
       and/or private/preferential placement basis,
       such issue and allotment to be made at such
       time/times, in 1 or more tranches, for cash,
       at such price or prices, in such manner and
       where necessary, in consultation with the book
       running lead Managers and/or other advisors
       or otherwise, on such terms and conditions
       as the Board, may, in its absolute discretion,
       decide at the time of issue of securities provided
       that the total amount raised through the issuance
       of such securities shall not exceed INR 2400
       crore or its equivalent in 1 or more currencies,
       including premium if any as may be decided
       by the Board, to investors as mentioned above
       and without prejudice to the generality of
       the above, the aforesaid issue of the securities
       may have all or any terms or conditions or
       combination of terms in accordance with applicable
       regulations, prevalent market practices etc;
       authorize the Board, issue depository receipts
       representing the underlying equity shares in
       the capital of the Company or such other Securities
       in negotiable, registered or bearer form [as
       may be permissible] with such features and
       attributes as may be required and to provide
       for the tradability and free transferability
       thereof as per market practices and regulations
       [including listing on 1 or more stock exchange(s)]
       in or outside India]; approve the relevant
       date for the determination of applicable price
       for the issue of the QIP securities and/or
       depository receipts shall be the date on which
       the Board of the Company (Including committee
       of the Board) decides to open the proposed
       issue, or the date on which the holder of the
       securities which are convertible into or exchangeable
       with equity shares at a later date becomes
       entitled to apply for the said shares; authorize
       the Board to issue and allot such number of
       equity shares as may be required to be issue
       and allotted, including issue and allotment
       of equity shares upon conversion of any securities
       referred to above or as may be necessary in
       accordance with the terms of the offer, subject
       to the provisions of the memorandum and Articles
       of Association of the Company all such shares
       ranking pari passu Inter se and with the then
       existing equity shares of the Company in all
       respects, including dividend, which shall be
       subject to relevant provisions in that behalf
       contained in the Articles of Association of
       the Company; authorize the Board, for the purpose
       of giving effect to any offer, issue or allotment
       of equity shares or securities or instruments
       representing the same, as described above,
       to do all such acts, deeds, matters and things
       as it may, in its absolute discretion, deem
       necessary [or desirable for such purpose, and
       with power on behalf of the Company to settle
       all questions, difficulties or doubts that
       may arise in regard to such issue(s) or al1otment(s)
       as it may, in its absolute discretion, deem
       fit; authorize the Board to delegate all or
       any of the powers herein conferred, to any
       Committee of Directors

S.10   Approve, pursuant to the provision of Sections            Mgmt          For                            For
       16, 94 and all other applicable provisions,
       if any, of the Companies Act, 1956 [including
       any statutory modification or re-enactment
       thereof for the time being in force], to increase
       the authorized share capital of the Company
       from INR 200,00,00,000 divided into 195,00,00,000
       equity shares of INR 1 each and 2,50,00,000
       redeemable Cumulative preference shares of
       INR 2 each to INR 215,00,00,000 divided into
       210,00,00,000 equity shares of INR 1 each and
       2,50,00,000 redeemable cumulative preference
       shares of INR 2 each by creation an issue of
       15,00,00,000 equity shares of INR 1 each and
       consequently the respective Capital clauses
       in the memorandum and Article of Association
       of the Company do stand altered accordingly
       and as also provided in the succeeding resolutions
       below

S.11   Amend the Clause V of the Memorandum of Association       Mgmt          For                            For
       of the Company as specified

S.12   Amend, pursuant to the provisions of Section              Mgmt          For                            For
       31 and all other applicable provisions, if
       any of the Companies Act, 1956 [including any
       statutory modification or re-enactment thereof
       for the time being in force), the existing
       Article 4(i)(a) of Articles of Association
       of the Company as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HINDALCO INDS LTD                                                                           Agenda Number:  702127982
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3196V185
    Meeting Type:  EGM
    Meeting Date:  17-Nov-2009
          Ticker:
            ISIN:  INE038A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board, that in supersession of              Mgmt          For                            For
       earlier resolution passed in this regard in
       tile AGM held on 18 SEP 2009 and pursuant to
       the provisions of Section 81(1A) and other
       applicable provisions, if any, of the Companies
       Act, 1956 [the 'Act'] [including any amendment
       thereto or re-enactment thereof), and in accordance
       with the provisions of the Memorandum and Articles
       of Association of the Company and the listing
       Agreement entered into with the stock exchanges
       where the Equity Shares of the Company are
       listed (the 'Stock Exchanges'), Chapter VIII
       of Securities and Exchange Board of India (Issue
       of Capital and Disclosure Requirements) Regulation
       2009 (LCDR Regulations), Foreign Exchange Management
       Act 1999 {FEMA], Foreign Exchange Management
       (Transfer or issue of security by a person
       resident outside India) Regulations, 2000 and
       issue of Foreign Currency Convertible Bonds
       and Ordinary Shares (through Depositary Receipt
       Mechanism) Scheme, 1993 and the regulations/guidelines,
       if any, prescribed by the Securities and Exchange
       Board of India. Reserve Bank of India, the
       Stock Exchanges, the Government of India or
       any other relevant authority from time to time,
       to the extent applicable, and subject to such
       approvals, consents, permissions and sanctions
       as might be required and subject to such conditions
       as may be prescribed while granting such approvals,
       consents, permissions and sanctions, which
       the Board of Directors of the Company (hereinafter
       referred to as the 'Board' which term shall
       be deemed to include any Committee(s) constituted/to
       be constituted by the Board to exercise its
       powers including the powers conferred by this
       resolution) to accept, to create, issue, offer
       and allot, (including the provisions for reservation
       on firm and/or competitive basis, of such part
       of issue and for such categories or persons
       as may be permitted), in the course of one
       or more public or private offerings in domestic
       and/or one or more international market(s)
       with or without a green shoe option, Equity
       Shares (including Qualified Institutions Placement
       ['QIP'] under ICDR Regulations) and/or Equity
       Shares through depository receipts and/or convertible
       bonds and/or other securities convertible into
       Equity Shares at the option of the Company
       and/or the holder(s) of such securities, and/or
       securities linked to Equity Shares and/or securities
       including non-convertible debentures with warrants
       or other securities with or without warrants,
       which may either be detachable or linked, and
       which warrant has a right exercisable by the
       warrant holder to subscribe for the Equity
       Shares and/or warrants with an option exercisable
       by the warrant-holder to subscribe for Equity
       Snares and/or any instruments or securities
       representing either Equity Shares and/or convertible
       securities linked to Equity Shares (including
       the issue and allotment of Equity Shares pursuant
       to a Green Shoe Option, if any), (all of which
       are hereinafter collectively referred to as
       'Securities') to eligible investors under applicable
       laws, regulations and guidelines (whether residents
       and/or non-residents and/or institutions/banks
       and/or incorporated bodies, mutual funds, venture
       capital funds and Indian and/or multi-lateral
       financial institutions and/or individuals and/or
       trustees and/or stabilizing agents or otherwise,
       and whether or not such investors are members
       of the Company), through prospectus and/or
       letter of offer or circular and/or on public
       and/or private/preferential placement basis,
       such issue and allotment to be made at such
       time/times, in one or more tranches, for cash,
       at such price or prices, in such manner and
       where necessary, in consultation with the Book
       Running Lead Managers and/or other Advisors
       or otherwise, on such terms and conditions
       as the Board, may, in its absolute discretion,
       decide at the time of issue of Securities provided
       that the total amount raised through the issuance
       of such securities shall not exceed INR 2,900
       Crore or its equivalent in one or more currencies,
       including premium if any as may be decided
       by the Board, to investors as mentioned above;
       that without prejudice to the generality of
       the above, the aforesaid issue of the Securities
       may have all or any terms or conditions or
       combination of terms in accordance with applicable
       regulations, prevalent market practices etc;
       that the Company and/or any agency or body
       or person authorized by the Board, may issue
       depository receipts representing the underlying
       Equity Shares in the capital of the Company
       or such other Securities in negotiable, registered
       or bearer form (as may be permissible) with
       such features and attributes as may be required
       and to provide for the tradeability and free
       transferability thereof as per market practices
       and regulations (including listing on one or
       more stock exchange(s) in or outside India);
       the relevant date for the determination of
       applicable price for the issue of the Depository
       Receipts and/or Securities issued pursuant
       to a QIP shall be the date on which the Board
       of the Company (Including Committee of the
       Board) decides to open the proposed issue,
       or the date on which the holder of the securities
       which are convertible into or exchangeable
       with Equity Shares at a later date becomes
       entitled to apply for the said Equity Shares,
       as the case may be ('Relevant Date'); to issue
       and allot such number of Equity Shares as may
       required to be issued and allotted, including
       issue and allotment of Equity Shares upon conversion
       of any Securities referred to above or as may
       be necessary in accordance with the terms of
       the offer, subject to the provisions of the
       Memorandum and Articles of Association of the
       Company all such Equity Shares ranking pari
       passu inter se and with the then existing Equity
       Shares of the Company in all respects, including
       dividend, which shall be Subject to relevant
       provisions in that behalf contained in the
       Articles of Association of the Company; that
       for the purpose of giving effect to any offer,
       issue or allotment of Equity Shares or securities
       or instruments representing the same, to do
       all such acts, deeds, matters and things as
       it may, in its absolute discretion, deem necessary
       or desirable for such purpose, and with power
       on behalf of the Company to settle all Questions,
       difficulties or doubts that may arise in regard
       to such issue(s) or allotment(s) as it may,
       in its absolute discretion. deem fit; to delegate
       all or any of the powers herein conferred,
       to any Committee of Directors

S.2    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       that pursuant to the provisions of the Foreign
       Exchange Management Act, 1999 (FEMA), the Foreign
       Exchange Management (Transfer or Issue of Security
       by a Person Resident Outside India) Regulations,
       2000 and all other applicable rules, regulations,
       guidelines and laws (including any statutory
       modifications or re-enactment thereof for the
       time being in force) and subject to all applicable
       approvals, permissions and sanctions and subject
       to such conditions as may be prescribed by
       any of the concerned authorities while granting
       such approvals, permissions and sanctions,
       which may be agreed to by the Board of Directors
       of the Company (hereinafter referred to as
       'the Board' which term shall include a duly
       authorized Committee of Directors for the time
       being exercising the powers conferred by the
       Board of Directors), to permit foreign institutional
       investors ('FIIs') registered with the Securities
       and Exchange Board of India ('SEBI') to acquire
       and hold on their own account and on behalf
       of each of their SEBI approved sub-accounts,
       shares of the Company upto an aggregate limit
       of 40% of the paid-up equity share capital
       for the time being; provided, however, that
       the equity shareholding of each fit on its
       own account and on behalf of each of SEBI approved
       sub-account in the Company shall not exceed
       10% of the total paid-up equity share capital
       or such limits as are or may be prescribed,
       from time to time under applicable laws, rules
       and regulations; to do all such acts, deeds,
       matters and things and execute all documents
       or writings as may be necessary, proper or
       expedient for the purpose of giving effect
       to this resolution and for matters connected
       therewith or incidental thereto including delegating
       all of any of the powers conferred herein to
       any Committee of Directors of any Director
       or Officer of the Company




--------------------------------------------------------------------------------------------------------------------------
 HINDUSTAN CONSTR CO LTD                                                                     Agenda Number:  702148316
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3213Q136
    Meeting Type:  OTH
    Meeting Date:  04-Dec-2009
          Ticker:
            ISIN:  INE549A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

S.1    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       314(IB) and other applicable provisions, if
       any, of the Companies Act, 1956 or any amendments
       or substitution thereof and subject to the
       approval of the Central Government and such
       other approvals as may be necessary, that Mr.
       Arjun Dhawan, a relative [son-in-law] of Mr.
       Ajit Gulabchand, Chairman & Managing Director
       of the Company, hold and continue to hold an
       office or place of profit as a President -
       HCC Infrastructure Business of the Company
       on the specified remuneration with effect from
       01 NOV 2009; authorize the Selection Committee
       and/or the Remuneration Committee of the Board
       and/or the Board of Directors of the Company,
       as and when it may determine and deem fit and
       proper, to revise the aforesaid terms of remuneration
       and to promote him to the higher grade with
       all the usual allowances, facilities and benefits
       as applicable to such grade; to accept such
       modifications in the above terms of remuneration
       as the Central Government may suggest or require
       or impose while granting its approval




--------------------------------------------------------------------------------------------------------------------------
 HINDUSTAN CONSTRUCTION CO LTD                                                               Agenda Number:  702454935
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3213Q136
    Meeting Type:  AGM
    Meeting Date:  11-Jun-2010
          Ticker:
            ISIN:  INE549A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2010, the Profit &   Loss Account
       for the YE on that date and the reports of
       the Directors and     Auditors thereon

2      Declare a dividend on Equity Shares                       Mgmt          For                            For

3      Re-appoint Mr. D.M.Popat as a Director, who               Mgmt          For                            For
       retires by rotation

4      Re-appoint Mr. Y.H. Malegam as a Director, who            Mgmt          For                            For
       retires by rotation

5      Re-appoint M/s. K. S. Aiyar & Co., Chartered              Mgmt          For                            For
       Accountants, Mumbai, bearing     ICAI Registration
       No. 100186W, the retiring Auditors of the Company,
       as the   Auditors of the Company, including
       all its Branch Offices / Sites, to hold
       office from the conclusion of this AGM until
       the conclusion of the next AGM   on a remuneration
       as may be fixed by the Board of Directors of
       the Company;   authorize the Board of Directors
       in consultation with the Company's Auditors
       to appoint Branch Auditor(s) of the Company,
       to audit the accounts of the     Company's
       Project Sites within and outside India, present
       and future on such  terms and conditions including
       remuneration as the Board of Directors may
       deem fit

6      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Appoint Mr. K. G. Tendulkar, liable
       to retire by rotation

7      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Appoint Mr. Anil  C. Singhvi, liable
       to retire by rotation

8      Approve, pursuant to the provisions of Sections           Mgmt          Against                        Against
       16, 94 and all other          applicable provisions,
       if any, of the Companies Act, 1956, (including
       any     statutory modification or re-enactment
       thereof for the time being in force),  the
       authorized Share Capital of the Company of
       INR 50,00,00,000 divided into  49,50,00,000
       Equity Shares of INR 1 each and 50,000, 9.5%,
       Redeemable         Cummulative Preference Shares
       of INR 100 each be and is hereby increased
       to   INR 100,00,00,000 divided into 90,00,00,000
       Equity Shares of INR 1 each and   1,00,00,000
       Redeemable Preference Shares of INR 10 each
       with the power to the Board to decide to classify
       and reclassify from time to time such Preference
       Shares and fix the dividend and/or the premium
       payable on the same upon       redemption;
       CONTD.

CONT   CONTD. amend the Memorandum of Association of             Non-Voting    No vote
       the Company by substituting the existing Clause
       V thereof by the specified Clause V; for the
       purpose of       giving effect to this resolution,
       authorize the Board of Directors of the
       Company to take all such steps and actions
       and give such directions as may be in its absolute
       discretion deem necessary and to settle any
       question that may arise in this regard

S.9    Approve, pursuant to provisions of Section 31             Mgmt          Against                        Against
       and all other applicable        provisions,
       if any, of the Companies Act, 1956, (including
       any statutory      modification or re-enactment
       thereof for the time being in force), the
       existing Articles of Association of the
       Company be and is hereby altered by   substituting
       the existing Article 6a with the Article 6
       as under and by       deleting the existing
       Articles 6b and 6c: Article 6 the Capital of
       the        Company is INR 100,00,00,000 divided
       into INR 90,00,00,000 Equity Shares of   INR
       1 each and 1,00,00,000 Redeemable Preference
       Shares of INR 10 each, for   the purpose of
       giving effect to this resolution, authorize
       the Board of       Directors of the Company
       to take all such steps and actions and give
       such     directions as may be in its absolute
       discretion deem necessary and to settle  any
       question that may arise in this regard

S.10   Approve, pursuant to provisions of Section 31             Mgmt          For                            For
       and all other applicable        provisions,
       if any, of the Companies Act, 1956, (including
       any statutory      modification or re-enactment
       thereof for the time being in force), the
       existing Articles of Association of the
       Company be and is hereby altered by   substituting
       the existing Article 201 with the following
       Article: Art 201     (1), Art 201 (2), Art
       201 (3), Art 201 (4) are as specified; effect
       to this   resolution, authorize the Board of
       Directors of the Company to take all such
       steps and actions and give such directions
       as may be in its absolute          discretion
       deem necessary and to settle any question that
       may arise in this   regard




--------------------------------------------------------------------------------------------------------------------------
 HINDUSTAN PETROLEUM CORPORATION LTD                                                         Agenda Number:  702063405
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3224R123
    Meeting Type:  AGM
    Meeting Date:  28-Aug-2009
          Ticker:
            ISIN:  INE094A01015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet as on 31              Mgmt          For                            For
       MAR 2009, profit and loss account for the YE
       on that date and the reports of the Board of
       Directors and the Auditors thereon

2.     Declare a equity dividend for the FY 2008-2009            Mgmt          For                            For

3.     Re-appoint Shri P.V. Rajaraman as a Director,             Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Professor Prakash G. Apte as a Director,       Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Shri V. Viziasaradhi as a Director,            Mgmt          For                            For
       who retires by rotation

6.     Approve the payment of INR 17.5 lakhs as remuneration     Mgmt          For                            For
       to the Statutory Auditors of the Company to
       be appointed by the Comptroller & Auditor General
       of India for auditing the accounts of the Company
       for the FY 2009-10 and authorize the Board
       of Directors for fixing the remuneration of
       Statutory Auditors from FY 2010-11 onwards

7.     Appoint Shri K. Murali as a Director of Company,          Mgmt          For                            For
       who is liable to retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 HINDUSTAN UNILEVER LTD                                                                      Agenda Number:  701993722
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3218E138
    Meeting Type:  AGM
    Meeting Date:  03-Jul-2009
          Ticker:
            ISIN:  INE030A01027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive, and adopt the audited profit and loss            Mgmt          For                            For
       account for the 15th month period ended 31
       MAR, 2009, the balance sheet as at that date
       and the reports of the Directors and Auditors
       thereon

2.     Approve to confirm the payment of interim dividend        Mgmt          For                            For
       and to declare a final dividend on equity shares
       for the 15 month period ended 31 MAR 2009

3.     Re-elect Messrs. H. Manwani; D.S. Parekh; Prof.           Mgmt          For                            For
       C.K. Prahalad; A. Narayan; S. Ramadorai; and
       Dr. R.A. Mashelkar as the Directors in place
       of the Directors who retires by rotation

4.     Appoint M/S. Lovelock & Lewes, Chartered Accountants,     Mgmt          For                            For
       Mumbai as Statutory Auditors of the Company,
       to hold office from the conclusion of this
       AGM until the conclusion of next AGM and approve
       to fix their remuneration for the YE 31 MAR
       2010

5.     Appoint Mr. Dhaval Buch as a Director of the              Mgmt          For                            For
       Company, pursuant to the provision of section
       257 and all other applicable provisions, if
       any, of the Companies Act, 1956, pursuant to
       the provisions of Section 260 of the Companies
       Act 1956, liable to retire by rotation in terms
       of the provisions of the Articles of Association
       of the Company

6.     Appoint Mr. Gopal Vittal as a Director of the             Mgmt          For                            For
       Company, pursuant to the provisions of section
       257 and all other applicable provisions, if
       any, of the Companies Act 1956, liable to retire
       by rotation in terms of the provisions of the
       Articles of Association of the Company

7.     Appoint Mr. Sridhar Ramamurthy as a Director              Mgmt          For                            For
       of the Company, pursuant to the provisions
       of Section 257 and all other applicable provisions,
       if any, of the Companies Act, 1956, liable
       to retire by rotation in terms of the provisions
       of the Articles of Association of the Company

8.     Appoint Mr. Dhaval Buch as the Wholetime Director         Mgmt          For                            For
       of the Company, pursuant to the provision of
       Section 198, 269, 309 and other applicable
       provisions, if any, of the Companies Act, 1956
       read with schedule XIII to the act, as amended,
       the approval of members of the Company be accorded
       , liable to retire by rotation in terms of
       the provisions of the Articles of Association
       of the Company; further that the remuneration
       of Mr. Dhaval Buch in his capacity as a wholetime
       Director be fixed by the Board or a duly constituted
       committee thereof and thereafter be revised
       from time to time, within the limits as approved
       by the members by way of a special resolution
       adopted at their meeting held on 04 APR 2008

9.     Appoint Mr. Gopal Vittal as the Wholetime Director        Mgmt          For                            For
       of the Company, pursuant to the provision of
       Section 198, 269, 309 and other applicable
       provisions, if any, of the Companies Act, 1956
       read with schedule XIII to the act, as amended,
       the approval of members of the Company be accorded,
       liable to retire by rotation in terms of the
       provisions of the Articles of Association of
       the Company; further that the remuneration
       of Mr. Gopal Vittal in his capacity as a wholetime
       Director be fixed by the Board or a duly constituted
       committee thereof and thereafter be revised
       from time to time, within the limits as approved
       by the members by way of a special resolution
       adopted at their meeting held on 04 APR 2008

10.    Appoint Mr. Sridhar Ramamurthy as the Wholetime           Mgmt          For                            For
       Director of the Company, pursuant to the provision
       of Section 198, 269, 309 and other applicable
       provisions, if any, of the Companies Act, 1956
       read with schedule XIII to the act, as amended,
       the approval of members of the company be accorded
       , liable to retire by rotation in terms of
       the provisions of the Articles of Association
       of the Company; further that the remuneration
       of Mr. Sridhar Ramamurthy in his capacity as
       a wholetime Director be fixed by the Board
       or a duly constituted committee thereof and
       thereafter be revised from time to time, within
       the limits as approved by the members by way
       of a special resolution adopted at their meeting
       held on 04 APR 2008




--------------------------------------------------------------------------------------------------------------------------
 HINDUSTAN ZINC LTD                                                                          Agenda Number:  702051993
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3224T111
    Meeting Type:  AGM
    Meeting Date:  07-Aug-2009
          Ticker:
            ISIN:  INE267A01017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the audited profit and loss account               Mgmt          For                            For
       and cash flow statement for the YE on 31 MAR
       2009, the balance sheet as at that date and
       the Auditors' report and the Directors report
       thereon

2.     Declare a dividend for the year 2008-2009                 Mgmt          For                            For

3.     Re-appoint Shri M. S. Mehta as a Director, who            Mgmt          For                            For
       retires by rotation as per Article 129 of the
       Articles of Association of the Company

4.     Re-appoint Shri Sanjiv Kumar Mittal as a Director,        Mgmt          For                            For
       who retires by rotation as per Article 129
       of the Articles of Association of the Company

5.     Re-appoint Shri Navin Agarwal as a Director,              Mgmt          For                            For
       who retires by rotation as per Article 129
       of the Articles of Association of the Company

6.     Re-appoint M/s. Deloitte Haskins & Sells Chartered        Mgmt          For                            For
       Accountants as the Statutory Auditors of the
       Company for the period from the conclusion
       of 43rd AGM to the conclusion of the next AGM
       at such remuneration as may be fixed by the
       Board as per the provisions of Section 224
       and other applicable provisions of the Companies
       Act, 1956

7.     Appoint Shri Akhilesh Joshi as a Chief Operating          Mgmt          For                            For
       Officer & Whole-time Director, in accordance
       with the applicable provisions of the Companies
       Act 1956, or any amendment or re-enactment
       thereof, in terms of the Share Purchase Agreement
       by the Board of Directors in their 291st Board
       meeting held on 21 OCT 2008 on the terms and
       conditions as specified; and authorize the
       Company for payment of remuneration from time
       to time as specified, with such increase as
       may be approved by the Board of Directors from
       time to time within the overall limits, and
       subject to Sections 198, 309 and other applicable
       provisions of the Companies Act, 1956, in respect
       of Shri Akhilesh Joshi during his tenure as
       Chief Operating Officer & Whole-time Director
       of the Company

S.8    Approve that, subject to such approvals as may            Mgmt          For                            For
       be necessary, for each of the financial years
       of the Company commencing from 01 APR 2009,
       Independent Directors of the Company be paid
       commission not exceeding 1% of the net profits
       of the Company, as provided under Section 309(4)
       of the Companies Act, 1956 [the Act] and computed
       in the manner referred to in Section 198(1)
       of the Act, or any amendment or re-enactment
       thereof, in addition to the sitting fee for
       attending the meeting of Board of Directors
       of the Company or any committee thereof, to
       be divided amongst the Independent Directors
       in such manner as the Board may from time to
       time determine, provided that none of the Independent
       Director shall receive individually commission
       exceeding INR 4 lacs, in a FY




--------------------------------------------------------------------------------------------------------------------------
 HITE BREWERY CO LTD, SEOUL                                                                  Agenda Number:  702277460
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1593X101
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7103150009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the 2nd balance sheet, income statement           Mgmt          For                            For
       and proposed disposition of   retained earning
       for the FYE DEC 2009

2      Amend the Articles of Incorporation as specified          Mgmt          For                            For

3      Election of Mundeok Park, Janggyu Lee  External           Mgmt          For                            For
       Jihong Yoo, Junmyung Jeong

4      Approve the remuneration and bonus limit of               Mgmt          For                            For
       the Directors




--------------------------------------------------------------------------------------------------------------------------
 HOLCIM (MAROC)                                                                              Agenda Number:  702438448
--------------------------------------------------------------------------------------------------------------------------
        Security:  V5606E102
    Meeting Type:  OGM
    Meeting Date:  03-Jun-2010
          Ticker:
            ISIN:  MA0000010332
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the accounts                                      Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 HOLCIM (PHILIPPINES) INC                                                                    Agenda Number:  702196949
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3232G101
    Meeting Type:  AGM
    Meeting Date:  04-May-2010
          Ticker:
            ISIN:  PHY3232G1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the minutes of the annual meeting of              Mgmt          For                            For
       stockholders held on 09 MAY 2007

2.     Approve the annual report and the audited financial       Mgmt          For                            For
       statements of the Company as of 31 DEC 2007

3.     Ratify all acts, contracts, investments and               Mgmt          For                            For
       resolutions of the Board of       Directors
       and Management since the last annual meeting

4.     Elect the Members of the Board of Directors               Mgmt          For                            For

5.     Appoint the External Auditors                             Mgmt          For                            For

6.     Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HON HAI PRECISION IND LTD                                                                   Agenda Number:  702433335
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y36861105
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  TW0002317005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER PARTIES. IF
       YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR
       THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION,
       AN ELECTION WOULD BE DEEMED AS A 'NO VOTE'.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The indirect investment in people's republic              Non-Voting    No vote
       of China

A.4    The status of local unsecured corporate bonds             Non-Voting    No vote

A.5    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 business reports and the financial       Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 2 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings; proposed stock dividend: 120 for
       1,000 shares held

B.4    Approve the proposal of capital injection by              Mgmt          Against                        Against
       issuing global depositary receipt

B.5    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.6    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.7    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.8    Election of Directors and the Supervisors                 Mgmt          For                            For

B.9    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in competitive business

B.10   Other issues and extraordinary motions                    Mgmt          Against                        Against

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HONAM PETROCHEMICAL CORP, SEOUL                                                             Agenda Number:  702086631
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3280U101
    Meeting Type:  EGM
    Meeting Date:  23-Oct-2009
          Ticker:
            ISIN:  KR7011170008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

1.     Approve the merger and acquisition                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HONAM PETROCHEMICAL CORP, SEOUL                                                             Agenda Number:  702274286
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3280U101
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7011170008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement, profit and               Mgmt          For                            For
       loss statement and the proposed   disposition
       of retained earning

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of Jung Bum-Sik as an Internal Director          Mgmt          For                            For
       and Kim Wha-Yong, Whang

4      Election of Kim Wha-Yong, Whang Myung-Chun as             Mgmt          For                            For
       the External Directors who will

5      Approve the remuneration of Directors                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HONG LEONG BANK BHD                                                                         Agenda Number:  702107699
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y36503103
    Meeting Type:  AGM
    Meeting Date:  27-Oct-2009
          Ticker:
            ISIN:  MYL5819OO007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To lay before the meeting the audited financial           Non-Voting    No vote
       statements together with the reports of the
       Directors and the Auditors thereon for the
       YE 30 JUN 2009

1.     Declare a final dividend of 15 sen per share              Mgmt          For                            For
       less income tax of 25% for the FYE 30 JUN 2009
       as recommended by the Board of Directors of
       the Bank

2.     Approve the payment of Directors' fees of MYR             Mgmt          For                            For
       560,000 for the YE 30 JUN 2009 to be divided
       amongst the Directors in such manner as the
       Directors may determine

3.     Re-elect Mr. Chew Peng Cheng as a Director                Mgmt          For                            For

4.     Re-elect Ms Yvonne Chia as a Director                     Mgmt          For                            For

5.     Re-elect YBhg Dato' Mohamed Nazim bin Abdul               Mgmt          For                            For
       Razak as a Director

6.     Re-appoint Messrs PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditors of the Bank and authorize the
       Directors to fix their remuneration

7.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       132D of the Companies Act, 1965, to issue shares
       in the Bank, at any time and from time to time,
       and upon such terms and conditions and for
       such purposes as the Directors may, in their
       absolute discretion, deem fit, provided that
       the aggregate number of shares issued pursuant
       to this resolution in any 1 FY does not exceed
       10% of the issued capital of the Bank for the
       time being and to obtain approval for the listing
       of and quotation for the additional shares
       so issued on Bursa Malaysia Securities Berhad;
       and [Authority expires until the conclusion
       of the next AGM of the Bank]

8.     Authorize the Bank and/or its subsidiaries to             Mgmt          For                            For
       enter into any of the transactions falling
       within the types of recurrent related party
       transactions of a revenue or trading nature
       as disclosed in Section 2.3(A) and (B) of the
       Bank's as specified with HLCM and persons connected
       with HLCM, as specified, provided that such
       transactions are undertaken in the ordinary
       course of business, on arm's length basis and
       on commercial terms which are not more favorable
       to the related party than those generally available
       to and/or from the public and are not, in the
       Bank's opinion, detrimental to the minority
       shareholders; authorize the Directors of the
       Bank to complete and to do all such acts and
       things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary to give effect to the transactions
       contemplated and/or authorized by this ordinary
       resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Bank
       at which time it will lapse, unless by a resolution
       passed at the meeting, the authority is renewed
       or the expiration of the period within which
       the next AGM of the Bank after that date is
       required to be held pursuant to Section 143(1)
       of the Companies Act, 1965 [but shall not extend
       to such extension as may be allowed pursuant
       to Section 143(2) of the Companies Act, 1965]

9.     Authorize the Bank and/or its subsidiaries to             Mgmt          For                            For
       enter into any of the transactions falling
       within the types of recurrent related party
       transactions of a revenue or trading nature
       as disclosed in Section 2.3(C) of the Bank's
       as specified with HLIH and persons connected
       with HLIH, as specified, provided that such
       transactions are undertaken in the ordinary
       course of business, on arm's length basis and
       on commercial terms which are not more favorable
       to the related party than those generally available
       to and/or from the public and are not, in the
       Bank's opinion, detrimental to the minority
       shareholders; authorize the Directors of the
       Bank to complete and to do all such acts and
       things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary to give effect to the transactions
       contemplated and/or authorized by this ordinary
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Bank
       at which time it will lapse, unless by a resolution
       passed at the meeting, the authority is renewed
       or the expiration of the period within which
       the next AGM of the Bank after that date is
       required to be held pursuant to Section 143(1)
       of the Companies Act, 1965 [but shall not extend
       to such extension as may be allowed pursuant
       to Section 143(2) of the Companies Act, 1965]

10.    Authorize the Directors of the Bank, subject              Mgmt          For                            For
       to the Companies Act, 1965 [the Act], rules,
       regulations and orders made pursuant to the
       Act, provisions of the Bank's Memorandum and
       Articles of Association and the Main Market
       Listing Requirements of Bursa Malaysia Securities
       Berhad [Bursa Securities] [Main Market Listing
       Requirements] and any other relevant authority,
       to make purchases of ordinary shares of MYR
       1.00 each in the Bank's issued and paid-up
       share capital on Bursa Securities subject further
       to the maximum number of shares which may be
       purchased and/or held by the Bank shall be
       equivalent to 10% of the issued and paid-up
       share capital of the Bank [Shares] for the
       time being; the maximum fund to be allocated
       by the Bank for the purpose of purchasing the
       Shares shall not exceed the retained profits
       and/or the share premium account of the Bank;
       as of 30 JUN 2009, the audited retained profits
       and share premium of the Bank were MYR 2,136.1
       million and MYR 539.7 million respectively;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Bank or the expiration
       of the period within which the next AGM after
       that date is required by law to be held]; Authorize
       the Directors of the Bank to take all such
       steps as are necessary or expedient to implement
       or to effect the purchase(s) of the Shares;
       to deal with any Shares so purchased and any
       existing treasury shares [the Said Shares]
       in the following manner: i) cancel the Said
       Shares; ii) retain the Said Shares as treasury
       shares; iii) retain part of the Said Shares
       as treasury shares and cancel the remainder;
       iv) distribute all or part of the Said Shares
       as dividends to shareholders, and/or resell
       on Bursa Securities and/ or cancel all or part
       of them, or in any other manner as may be prescribed
       by the Act, rules, regulations and orders made
       pursuant to the Act and the Main Market Listing
       Requirements and any other relevant authority
       for the time being in force the authority to
       deal with the Said Shares shall continue to
       be valid until all the Said Shares have been
       dealt with by the Directors of the Bank

       Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HONG LEONG FINANCIAL GROUP BHD                                                              Agenda Number:  702059999
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y36592106
    Meeting Type:  EGM
    Meeting Date:  17-Aug-2009
          Ticker:
            ISIN:  MYL1082OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize HLAH, subject to the relevant approvals         Mgmt          For                            For
       being obtained, to acquire 55,000,000 ordinary
       shares of MYR 1.00 each representing 55% equity
       interest in HLTMT from HLB, for a cash consideration
       based on 55% of the net assets of HLTMT as
       at the last day of the calendar month on which
       all the conditions precedent under the Sale
       and Purchase Agreement dated 08 APR 2009 as
       supplemented by letters dated 08 JUN 2009,
       06 JUL 2009 and 28 JUL 2009 [SPA] have been
       fulfilled and/or waived or such other date
       as may be agreed by the parties thereto; and
       to do all such acts and things and enter into
       all such transactions, arrangements, agreements
       and/or documents as may be necessary or expedient
       in order to give effect to and complete the
       proposed acquisition with full power to assent
       to any condition, modification, variation and/or
       amendments as HLAH may deem fit, necessary
       and/or expedient in the interests of the Company
       or as may be imposed by any relevant authorities
       or consequent upon the implementation of the
       said conditions, modifications, variations
       and/or amendments including without limitation,
       the right to waive any conditions precedent
       as specified in the SPA




--------------------------------------------------------------------------------------------------------------------------
 HONG LEONG FINANCIAL GROUP BHD                                                              Agenda Number:  702109883
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y36592106
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2009
          Ticker:
            ISIN:  MYL1082OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To lay before the meeting the audited financial           Non-Voting    No vote
       statements together with the reports of the
       Directors and Auditors thereon for the YE 30
       JUN 2009

1.     Approve the payment of the Directors' fees of             Mgmt          For                            For
       MYR 320,000 for the YE 30 JUN 2009, to be divided
       amongst the Directors in such manner as the
       Directors may determine

2.     Re-elect YBhgTan Sri Quek Leng Chan as a Director         Mgmt          For                            For

3.     Re-elect Dr. Poh Soon Slm as a Director                   Mgmt          For                            For

4.     Re-appoint YBhg Dato' Haji Kamarulzaman bin               Mgmt          For                            For
       Mohammed as a Director of the Company who retires
       in compliance with Section 129 of the Companies
       Act, 1965 to hold office until the conclusion
       of the next AGM

5.     Re-appoint YBhg General (Rtd) Tan Sri (Dr) Mohamed        Mgmt          For                            For
       Hashim bin Mohd Ali as a Director of the Company
       who retires in compliance with Section 129
       of the Companies Act, 1965 to hold office until
       the conclusion of the next AGM

6.     Re-appoint YBhg Tan Sri Dato' Seri Khalid Ahmad           Mgmt          For                            For
       bin Sulaiman as a Director of the Company who
       retires in compliance with Section 129 of the
       Companies Act, 1965 to hold office until the
       conclusion of the next AGM

7.     Re-appoint Messrs PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

8.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       132D of the Companies Act, 1965, to issue shares
       in the Company, at any time and from time to
       time and upon such terms and conditions and
       for such purposes as the Directors may, in
       their absolute discretion, deem fit, provided
       that the aggregate number of shares issued
       pursuant to this resolution in any 1 FY does
       not exceed 10% of the issued capital of the
       Company for the time being and to obtain approval
       for the listing of and quotation for the additional
       shares so issued on Bursa Malaysia Securities
       Berhad; [Authority expires at the conclusion
       of the next AGM of the Company]

9.     Authorize the Company and/or its subsidiaries             Mgmt          For                            For
       [excluding Hong Leong Bank Berhad and HLG Capital
       Berhad and their respective subsidiaries] to
       enter into any of the transactions falling
       within the types of recurrent related party
       transactions of a revenue or trading nature
       as disclosed in Section 2.3(A) and (C) of the
       Company's circular to shareholders dated 06
       OCT 2009 [the Circular] with HLCM and persons
       connected with HLCM as specified in appendix
       II of the Circular provided that such transactions
       are undertaken in the ordinary course of business,
       on arm's length basis and on commercial terms
       which are not more favorable to the related
       party than those generally available to and/or
       from the public and are not, in the Company's
       opinion, detrimental to the minority shareholders;
       and authorize the Directors of the Company
       to complete and to do all such acts and things
       [including executing all such documents as
       may be required] as they may consider expedient
       or necessary to give effect to the transactions
       contemplated and/or authorized by this ordinary
       resolution; [Authority expires at the conclusion
       of the next AGM of the Company at which time
       it will lapse, unless by a resolution passed
       at the meeting, the authority is renewed or
       the expiration of the period within which the
       next AGM of the Company after that date is
       required to be held pursuant to Section 143(1)
       of the Companies Act, 1965 [but shall not extend
       to such extension as may be allowed pursuant
       to Section 143(2) of the Companies Act, 1965]

10.    Authorize the Company and/or its subsidiaries             Mgmt          For                            For
       [excluding Hong Leong Bank Berhad and HLG Capital
       Berhad and their respective subsidiaries] to
       enter into any of the transactions falling
       within the types of recurrent related party
       transactions of a revenue or trading nature
       as disclosed in Section 2.3(B) of the Company's
       Circular to shareholders dated 06 OCT 2009
       with Tower REIT, provided that such transactions
       are undertaken in the ordinary course of business,
       on arm's length basis and on commercial terms
       which are not more favorable to the related
       party than those generally available to/from
       the public and are not, in the Company's opinion,
       detrimental to the minority shareholders; and
       authorize the Directors of the Company to complete
       and to do all such acts and things [including
       executing all such documents as may be required]
       as they may consider expedient or necessary
       to give effect to the transactions contemplated
       and/or authorized by this ordinary resolution;
       [Authority expires earlier at the conclusion
       of the next AGM of the Company at which time
       it will lapse, unless by a resolution passed
       at the meeting; the authority is renewed or
       the expiration of the period within which the
       next AGM of the Company after that date is
       required to be held pursuant to Section 143(1)
       of the Companies Act, 1965 [but shall not extend
       to such extension as may be allowed pursuant
       to Section 143(2) of the Companies Act, 1965]

11.    Authorize the Company and/or its subsidiaries             Mgmt          For                            For
       [excluding Hong Leong Bank Berhad and HLG Capital
       Berhad and their respective subsidiaries] to
       enter into any of the transactions falling
       within the types of recurrent related party
       transactions of a revenue or trading nature
       as disclosed in Section 2.3(D) of the Company's
       Circular to shareholders dated 06 OCT 2009
       [the Circular] with HLIH and persons connected
       with HLIH, as specified in Section 2.2 of the
       Circular provided that such transactions are
       undertaken in the ordinary course of business,
       on arm's length basis and on commercial terms
       which are not more favourable to the related
       party than those generally available to/from
       the public and are not, in the Company's opinion,
       detrimental to the minority shareholders; and
       authorize the Directors of the Company to complete
       and to do all such acts and things [including
       executing all such documents as may be required]
       as they may consider expedient or necessary
       to give effect to the transactions contemplated
       and/or authorized by this ordinary resolution;
       [Authority expires at the conclusion of the
       next AGM of the Company at which time it will
       lapse, unless by a resolution passed at the
       meeting, the authority is renewed or the expiration
       of the period within which the next AGM of
       the Company after that date is required to
       be held pursuant to Section 143(1) of the Companies
       Act, 1965 [but shall not extend to such extension
       as may be allowed pursuant to Section 143(2)
       of the Companies Act, 1965]

       Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HOTAI MOTOR CO LTD                                                                          Agenda Number:  702461459
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y37225102
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  TW0002207008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS      ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A     SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER    PARTIES.
       IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO       CONTACT THE CANDIDATE
       AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC
       INFORMATION, AN ELECTION WOULD BE   DEEMED
       AS A 'NO VOTE'.

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations and financial statements     Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of endorsement and guarantee                   Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 4 per share

B.3    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.4    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.5    Approve to revise the procedures of trading               Mgmt          For                            For
       derivatives

B.6    Election of the Directors and the Supervisors             Mgmt          For                            For

B.7    Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from             participation
       in competitive business

B.8    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HOTEL SHILLA CO LTD, SEOUL                                                                  Agenda Number:  702275935
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3723W102
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7008770000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3      Election of Jungho Cha as a Director                      Mgmt          For                            For

4      Election of Byungtae Jung as the Auditors                 Mgmt          For                            For

5      Approve the limit of remuneration for the Directors       Mgmt          For                            For

6      Approve the limit of remuneration for the Auditors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HOUSING DEVELOPMENT & INFRASTRUCTURE LTD.                                                   Agenda Number:  702073622
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3722J102
    Meeting Type:  AGM
    Meeting Date:  04-Sep-2009
          Ticker:
            ISIN:  INE191I01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited profit and loss account of              Mgmt          For                            For
       the Company for the YE on 31 MAR 2009 and the
       balance sheet as at date together with the
       report of the Auditor's and Directors' thereon

2.     Re-appoint Mr. Waryam Singh as a Director, who            Mgmt          For                            For
       retires by rotation at this meeting

3.     Re-appoint Mr. Ashok Kumar Gupta as a Director,           Mgmt          For                            For
       who retires by rotation at this meeting

4.     Re-appoint Mr. Surinder Kumar Soni as a Director,         Mgmt          For                            For
       who retires by rotation at this meeting

5.     Appoint Messrs. Thar & Co., Chartered Accountants,        Mgmt          For                            For
       Mumbai, as the Statutory Auditors of the Company
       to hold office from the conclusion of this
       meeting until the conclusion of the next AGM
       and approve to fix their remuneration

S.6    Authorize the Board of Directors [hereinafter             Mgmt          For                            For
       referred to as the Board, which term shall
       include any committee thereof], pursuant to
       the provisions of Section 81 and 81[1A] and
       other applicable provisions, if any, of the
       Companies Act, 1956 [including any amendments
       thereto or re-enactment thereof] and the provisions
       of the Foreign Exchange Management Act, 2000,
       as amended [FEMA], Foreign Exchange Management
       [Transfer or issue of Security by a Person
       Resident Outside India] Regulations, 2000 as
       amended, Issue of Foreign Currency Convertible
       Bonds and Ordinary Shares [Through Depository
       Receipt Mechanism] Scheme, 1993 as amended
       [the 1993 Scheme], the Securities and Exchange
       Board of India [SEBI] rules, regulations and
       guidelines including the SEBI [Disclosure and
       Investor Protection] Guidelines, 2000 as amended
       [the SEBI DIP Guidelines] and in accordance
       with the rules, regulations, guidelines, notifications,
       circulars and clarifications issued thereon
       from time to time by Government of India [GOI],
       the Reserve Bank of India [RBI], SEBI and/or
       any other competent authorities and the enabling
       provisions of the Memorandum of Association
       and Articles of Association of the Company,
       the listing agreements entered into by the
       Company with the stock exchanges on which the
       Company's shares are listed and subject to
       necessary approvals, permissions, consents
       and sanctions of concerned statutory and other
       authorities and subject to such conditions
       and modifications as may be prescribed by any
       of them while granting such approvals, permissions,
       consents and sanctions and which may be agreed
       to by the Board of Directors of the Company,
       in its absolute discretion to issue and allot,
       either in India or in the course of international
       offering[s], in one or more foreign markets,
       such number of American Depository Receipts
       [ADRs] or Global Depository Receipts [GDRs]
       represented by underlying equity shares of
       the Company or other securities convertible
       into equity shares of the Company, foreign
       currency convertible bonds [FCCBs], with or
       without a green shoe option equity shares of
       the Company and/or equity shares of the Company
       through depository receipt mechanism or directly
       to investors and/or any other financial instruments
       convertible into equity shares of the Company,
       including warrants, or otherwise, in registered
       or bearer form and/or any security convertible
       into such equity shares, securities, linked
       to the equity shares and/or securities with
       or without detachable warrants with right exercisable
       by the warrant holders to convert or subscribe
       to equity shares of the Company up to an amount
       of USD 450 Million or its Indian Rupee equivalent
       [all of which are hereinafter collectively
       referred to as Securities] or any combination
       of Securities, in 1 or more tranches, whether
       rupee denominated or denominated in foreign
       currency, to any eligible person, including
       foreign/resident investors [whether institutions,
       incorporated bodies, mutual funds, individuals
       or otherwise], foreign institutional investors
       registered with SEBI, Indian and/or multilateral
       financial institutions, mutual funds, non-resident
       Indians, stabilizing agents and/or any other
       categories of investors, whether they be holders
       of shares of the Company or not [collectively
       called the Investors] through public issue[s]
       of prospectus, private placement[s], or a combination
       thereof at such time or times, at such price
       or prices, at a discount or premium to market
       price or prices in such manner and on such
       terms and conditions including security, rate
       of interest etc; as may be deemed appropriate
       by the Board at its absolute discretion [where
       such price shall not be less than the price
       determined in accordance with the applicable
       guidelines/ regulations issued by SEBI or the
       Ministry of Finance or the RBI] including the
       discretion to determine the categories of Investors
       to whom the offer, issue and allotment shall
       be made to the exclusion of other categories
       of investors at the time of such offer, issue
       and allotment considering the prevailing market
       conditions and other relevant factors and wherever
       necessary in consultation with lead managers,
       either in foreign currency or equivalent Indian
       Rupees inclusive of such premium as may be
       determined by the Board, in any convertible
       foreign currency, as the Board at its absolute
       discretion may deem fit and appropriate; that
       the Securities to be so offered, issued and
       allotted shall be subject to the provisions
       of the Memorandum and Articles of Association
       of the Company; that the relevant date for
       the purpose of pricing of the securities proposed
       to be issued in accordance with SEBI DIP Guidelines
       or the 1993 Scheme, shall be determined by
       the Board [which expression includes any Committee
       thereof constituted or to be constituted to
       exercise its powers] in compliance with applicable
       law, pursuant to the receipt of shareholders'
       approval in terms of Section 81[1A] and other
       applicable provisions, if any, of the Companies
       Act, 1956 and other applicable laws, regulations
       and guidelines in relation to the proposed
       issue of the securities, in accordance with
       the SEBI DIP Guidelines as amended from time
       to time or the proposed issue of other Securities
       in accordance with the 1993 Scheme as amended
       from time to time, as mentioned in the resolution
       above; in the event that where securities which
       are convertible into equity shares of the Company
       are issued under Chapter XIII-A of the SEBI
       DIP Guidelines or the 1993 scheme, the relevant
       date for the purpose of pricing of the Securities,
       shall be in terms of the applicable provisions
       of the SEBI DIP Guidelines and, if any, of
       the Companies Act and other applicable laws,
       regulations and guidelines in relation to the
       proposed issue of Securities by way of a qualified
       institutions placement in accordance with the
       SEBI DIP Guidelines or in accordance with the
       1993 Scheme, and which shall be subject to
       any amendments to the SEBI DIP Guidelines or
       the 1993 Scheme as mentioned above or the date
       on which the holder of such securities, which
       are convertible into or exchangeable with the
       equity shares, becomes entitled to apply for
       the equity shares against such securities;
       that the issue to the holders of the securities
       underlying the securities shall be, inter alia,
       subject to the following terms and conditions:
       in the event of the Company making a bonus
       issue by way of capitalization of its profits
       or reserves prior to the allotment of the equity
       shares, the number of equity shares to be allotted
       shall stand augmented in the same proportion
       in which the equity share capital increases
       as a consequence of such bonus issue and the
       premium, if any, shall stand reduced pro tanto;
       in the event of the Company making a rights
       offer by issue of equity shares prior to the
       allotment of the equity shares, the entitlement
       to the equity shares will stand increased in
       the same proportion as that of the rights offer
       and such additional equity shares shall be
       offered to the holders of the securities at
       the same price at which the same are offered
       to the existing shareholders; and in the event
       of merger, amalgamation, takeover or any other
       re-organization or restructuring or any such
       corporate action, the number of shares, the
       price and the time period as aforesaid shall
       be suitably adjusted; CONTD...

       CONTD... that, without prejudice to the generality        Non-Voting    No vote
       of the above, subject to applicable laws and
       subject to approval, consents, permissions,
       if any of any governmental body, authority
       or regulatory institution including any conditions
       as may be prescribed in granting such approval
       or permissions by such governmental authority
       or regulatory institution, the aforesaid Securities
       may have such features and attributes or any
       terms or combination of terms that provide
       for the tradability and free transferability
       thereof in accordance with the prevailing practices
       in the capital markets including but not limited
       to the terms and conditions for issue of additional
       Securities; authorize the Board, subject to
       applicable laws, regulations and guidelines
       in its absolute discretion in such manner as
       it may deem fit, to dispose of such securities
       that are not subscribed for the purpose of
       giving effect to the above resolutions, to
       do all such acts, deeds, matters and things
       including but not limited to finalization and
       approval for the preliminary as well as final
       offer document[s], determining the form and
       manner of the issue, including the class of
       investors to whom the securities are to be
       issued and allotted, number of securities to
       be allotted, issue price, face value, premium
       amount on issue/conversion of the Securities,
       if any, rate of interest, execution of various
       transaction documents, creation of mortgage/charge
       in accordance with Section 293[1][a] of the
       Companies Act, 1956, in respect of any securities
       as may be required either on pari passu basis
       or otherwise, as it may in its absolute discretion
       deem fit and to settle all questions, difficulties
       or doubts that may arise in regard to the issue,
       offer or allotment of securities and utilization
       of the issue proceeds as it may in its absolute
       discretion deem fit without being required
       to seek any further consent or approval of
       the members or otherwise to the end and intent
       that the members shall be deemed to have given
       their approval thereto expressly by the authority
       of this resolution; to appoint the Lead Managers,
       Underwriters, Guarantors, Depositories, Custodians,
       Registrars, Stabilizing Agent, Trustees, Bankers,
       Advisors and all such agencies as may be involved
       or concerned in such offerings of Securities
       and to remunerate them by way of commission,
       brokerage, fees or the like and also to enter
       into and execute all such arrangements, agreements,
       memoranda, documents etc. with such agencies
       and to seek the listing of such Securities
       on one or more national and/or international
       stock exchange[s]; to issue and allot such
       number of equity shares as may be required
       to be issued and allotted upon conversion of
       any securities or as may be necessary in accordance
       with the terms of the offering, all such equity
       shares ranking pari passu with the existing
       equity shares of the Company in all respects,
       except the right as to dividend which shall
       be as provided under the terms of the issue
       and in the offering documents; and to form
       a committee or delegate all or any of its power
       to any committee of Directors to give effect
       to the aforesaid resolutions and to take such
       steps and to do all such acts, deeds, matters
       and things and accept any alterations or modification[s]
       as they may deem fit and proper and give such
       directions as may be necessary to settle any
       question or difficulty that may arise in regard
       to issue and allotment of equity shares including
       but not limited to : a] approving the offer
       document and filing the same with the any other
       authority or persons as may be required; b]
       approving the issue price, the number of equity
       shares to be allotted, the basis of allocation
       and allotment of equity shares; c] to affix
       the common seal of the Company on any agreement[s]/documents as may be required to be executed in connection
       with the above, in the presence of any Director
       of the Company and any 1 of the above authorized
       persons, who shall sign the same in token thereof;
       d] arranging the delivery and execution of
       all contracts, agreements and all other documents,
       deeds, and instruments as may be required or
       desirable in connection with the issue of equity
       shares by the Company; e] taking decision to
       open the issue, decide bid opening and closing
       date; f] opening such banks accounts and demat
       accounts as may be required for the transaction;
       g] to do all such acts, deeds, matters and
       things and execute all such other documents
       and pay all such fees, as it may, in its absolute
       discretion, deem necessary or desirable for
       the purpose of the transactions; h] to make
       all such necessary applications with the appropriate
       authorities and make the necessary regulatory
       filings in this regard; i] making applications
       for listing of the equity shares of the Company
       on 1 or more stock exchange[s] and to execute
       and to deliver or arrange the delivery of the
       listing agreement[s] or equivalent documentation
       to the concerned stock exchange[s]; and j]
       to authorize or delegate all or any of the
       powers herein above conferred to any or more
       persons, if need be




--------------------------------------------------------------------------------------------------------------------------
 HOUSING DEVELOPMENT FINANCE CORP LTD                                                        Agenda Number:  702031143
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y37246157
    Meeting Type:  AGM
    Meeting Date:  22-Jul-2009
          Ticker:
            ISIN:  INE001A01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited profit and loss             Mgmt          For                            For
       account for the FYE 31 MAR 2009, the balance
       sheet as at that date and the reports of the
       Directors and the Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Mr. Shirish B. Patel as a Director,            Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. B.S. Mehta as a Director, who              Mgmt          For                            For
       retires by rotation

5.     Re-appoint Dr. S.A. Dave as a Director, who               Mgmt          For                            For
       retires by rotation

6.     Re-appoint Messrs. Deloitte Haskins & Sells,              Mgmt          For                            For
       Chartered Accountants as the Auditors of the
       Corporation, to hold office as such from the
       conclusion of this meeting until the conclusion
       of the next AGM, on a remuneration of INR 60,00,000
       plus applicable service tax and reimbursement
       of out-of-pocket expenses incurred by them
       for the purpose of audit of the Corporation's
       accounts at the Head Office, all its branch
       offices in India and its branch office at London
       and Singapore; authorize the Board of Directors
       of the Corporation, pursuant to the provisions
       of Section 228(1)and other applicable provisions,
       if any, of the Companies Act, 1956, to appoint
       Messrs. Deloitte Haskins & Sells, Chartered
       Accountants as Branch Auditors or any other
       person who may be qualified to act as such
       in consultation with the Auditors of the Corporation
       and approve to fix their remuneration for the
       purpose of audit of any Branch Office that
       may be opened abroad by the Corporation during
       the period until the conclusion of the next
       AGM

7.     Re-appoint, pursuant to the provisions of Section         Mgmt          For                            For
       228(1) and other applicable provisions, if
       any, of the Companies Act, 1956, Messrs. Pannell
       Kerr Forster, Chartered Accountants, as the
       Branch Auditors of the Corporation, for the
       purpose of audit of the accounts of the Corporation's
       Branch Office at Dubai, to hold office as such
       from the conclusion of this meeting until the
       conclusion of the next AGM, on such terms and
       conditions and on such remuneration as may
       be fixed by the Board of Directors of the Corporation,
       depending upon the nature and scope of their
       work

8.     Re-appoint, pursuant to the provisions of Sections        Mgmt          For                            For
       198, 269 read with Schedule XII, 309, 310,
       311 and other applicable provisions, if any,
       of the Companies Act, 1956, approval of the
       Members of the Corporation, Mr. Deepak S. Parekh
       as the Managing Director of the Corporation
       with effect from 01 MAR 2009 upto the close
       business hours on 31 DEC 2009, upon the terms
       and conditions including remuneration as specified
       which agreement is hereby specifically approved
       and sanctioned and authorize the Board of Directors
       of the Corporation [Board which shall be deemed
       to include the Compensation Committee of the
       Board of Directors] to alter and vary the terms
       and conditions of the said appointment and/or
       agreement [including authority, from time to
       time, to determine the amount or salary and
       commission is also the type and amount of perquisites
       and other benefits payable to Mr. Deepak S.
       Parekh], in such manner as may be agreed to
       between the Board and Mr. Deepak S. Parekh
       provided however that the remuneration payable
       to Mr. Deepak S. Parekh shall not exceed the
       limits specified in the said agreement and
       the limits prescribed under Schedule XII to
       the Companies Act, 1956, including any amendment,
       modification, variation or re-enactment thereof;
       in the event of any loss, absence or inadequacy
       of profits in any FY during the term of office
       of Mr. Deepak S. Parekh, the remuneration payable
       to him by way of salary allowances, commission
       and perquisites shall not, without the approval
       of the Central Government [if required] exceed
       the limits prescribed under Schedule XIII and
       other applicable provisions of the Companies
       Act, 1956, or any amendment, modification,
       variation or re-enactment thereof; authorize
       the Board to do all such acts, deeds, matters
       and things and execute all such agreements,
       documents, instruments and writings as may
       be required, with power to settle all questions,
       difficulties or doubts that may arise in regard
       to the send re-appointments as it may in its
       sole and absolute discretion deem fit and to
       delegate all or any of its powers herein conferred
       to any Director(s) and/or Officer(s) of the
       Corporation, to give of this resolution

S.9    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 309(4) and other applicable provisions
       if any of the Companies Act 1956 the non-whole
       time Directors of the Corporation in additions
       to sitting fees being paid to them for attending
       the meetings of the Board of Directors of the
       Corporation [referred to as the Board] and
       its committees be paid every for a period of
       5 year with effect form 01 APR 2010 commission
       of an amount as may be determine by the Board
       from time to time subject to an overall ceiling
       of 1% of the net profits of the Corporation
       [to be computed in the manner referred to in
       Section 198(1) of the Companies Act 1956] to
       be dividend amongst them in such manner as
       the Board may form time to time determine

S.10   Authorize the Board of Directors of the Corporation       Mgmt          For                            For
       [hereinafter referred to as the 'Board' which
       term shall be deemed to include any Committee(s)
       constituted/to be constituted by the Board
       to exercise its powers including powers conferred
       by this resolution, to the extent permitted
       by Law], pursuant to the provisions of Section
       81(1A) and other applicable provisions, if
       any, of the Companies Act, 1956, the Securities
       and Exchange Board of India [disclosure and
       investor protection] guidelines, 2000 [hereinafter
       referred to as DIP Guidelines], including any
       amendment, modification, variation or re-enactment
       thereof and subject to the approval of the
       Members of the Corporation and in accordance
       with the provisions of the Memorandum and Articles
       of Association of the Corporation, the listing
       agreements entered into with the stock exchanges
       on which the equity shares of the Corporation
       are listed, the Foreign Exchange Management,
       Act, 2000, the Foreign Exchange Management
       [transfer or issue of securities by a person
       resident outside India] regulations, 2000,
       the Foreign Exchange Management [Borrowing
       or Rending in Rupees] regulations, 2000, including
       any amendment, modification, variation or re-enactment
       thereof and such other applicable rules, regulations,
       guidelines, notifications, circulars and clarifications
       issued/to be issued thereon by the government
       of India [GOI], the Reserve Bank of India [RBI],
       the Securities and Exchange Board of India
       [SEBI], the National Housing Bank [NHB] and/or
       any other regulatory/statutory authorities,
       from time to time, to the extent applicable
       and subject to the consent and approvals of
       any regulatory/statutory authorities, to offer
       issue and allot warrants, with a right exercisable
       by the warrant holder to exchange the said
       warrant holder to exchange the said warrants
       with equity shares of the Corporation at a
       later date [hereinafter referred to as 'Warrants'
       simultaneously with the issue of Secured, Redeemable
       Non-Convertible Debentures [NCDs], to Qualified
       Institutional Placement [QIP] basis, pursuant
       to and in accordance with the provisions of
       Chapter XIII-A of the DIP Guidelines, for cash,
       at such price or prices, in such manner and
       where required, in consultation with the merchant
       banker(s) and/or other advisor(s) or otherwise
       and on such terms and conditions as the Board
       may, in its sole and absolute discretion, decide
       at the time of issue of the NCDs and warrants,
       at such times and in 1 or more tranches, so
       however that the Warrants would result in a
       maximum issue of upto 1,093,53,706 equity shares
       of INR 10 each of the Corporations, after they
       are exchanged with the equity shares of the
       Corporation and that the result in a maximum
       dilution of upto 3.5% of the expanded issued
       and paid-up equity share capital of the Corporation,
       taking into consideration the un-exercised
       stock options and the foreign currency convertible
       bonds pending for conversion, as on date and
       the total amount raised through the issue of
       the NCDs does not exceed INR 4,000 crores;
       the pricing of the equity shares to be issued
       upon exchange of the warrants, shall be in
       accordance with the provisions of Chapter XIII
       A of the DIP Guidelines and as may be decided
       by the Board in its sole and absolute discretion;
       the relevant date for determining the price
       of the equity shares, to be issued upon exchange
       of the warrants, shall be the date of the meeting
       in which the Board decides to open the proposed
       issue of the NCDs and warrants, in accordance
       with the provisions of Chapter XIII-A of the
       DIP Guidelines; the issue and allotment of
       the NCDs and warrants shall be made only to
       QIBs within the meaning of the DIP guidelines
       such NCDs shall be fully paid-up on its allotment
       which shall be completed within 12 months from
       the date of passing of this resolution; the
       equity shares to be issued and allotted upon
       exchange of the warrants shall rank pari passu
       inter se and with the then existing shares
       of the Corporation in all respects; such of
       these NCDs and Warrants to be issued as are
       not subscribed may be disposed off by the Board
       in such manner and / or on such terms including
       offering or placing them with QIBs in accordance
       with the provisions of Chapter XIII-A of the
       DIP guideline as the Board may deem fit and
       proper in its sole and absolute discretion;
       for the purpose of giving effect to the above,
       the Board, where required in consultation with
       the merchant bankers and/or other advisors,
       be and is hereby authorized to determine the
       form, terms and timing of the issues/offerings,
       including the selection of QIBs to whom the
       NCDs and Warrants are to be offered, issued
       and allotted, issue price, face value and the
       number of equity shares to be allotted upon
       exchange of the Warrants, the price and premium
       on exchange of the Warrants, rate of interest,
       period of exchange or variation of the price
       or period of such exchange, listing of the
       NCDs and Warrants separately on the concerned
       Stock Exchanges and matters related thereto,
       as the Board may decide, in its sole and absolute
       discretion; authorize the Board to finalize
       and approve the preliminary as well as the
       final placement document, if required, for
       the proposed issue of the NCDs and Warrants
       and to authorize any Directors or officers
       of the Corporation to sign the above documents
       for and on behalf of the Corporation together
       with the authority to amend, vary or modify
       the same as such authorized persons may consider
       necessary, desirable or expedient and for the
       purpose aforesaid, to give such declarations,
       affidavits, certificates, consents and/or authorities
       as may in the opinion of such authorized persons,
       be required from time to time, and to arrange
       for the submission of the preliminary and final
       placement document, and any amendments and
       supplements thereto, with any applicable government
       and/or regulatory/statutory authorities, institutions
       or bodies, as may be required, authorize the
       Board for the purpose of giving effect to the
       above, to do all such acts, deeds, matters
       and things as it may, in its sole and absolute
       discretion, deem necessary or desirable, for
       such purpose, including but not limited to
       entering into arrangements for appointment
       of agents such as merchant bankers, custodians,
       stabilizing agents, and/or such other advisors,
       to issue any offer documents, including but
       not limited to placement document, and to sign
       all agreements, deeds, documents and writings
       and to pay any fees, commissions, remuneration,
       expenses relating thereto and with power to
       settle all questions, disputes, difficulties
       or doubts that may arise in regard to such
       issues or allotments as the Board may decide,
       in its sole and absolute discretion, including
       providing any and all clarifications that may
       be required by the relevant regulators or Stock
       Exchanges or other authorities and/or making
       any modifications to this Special Resolution
       for meeting the requirements of any regulators
       or any Stock Exchanges or other authorities;
       authorize the Board to delegate to the extent
       permitted by law, all or any of the powers
       herein conferred to any Directors or any Officer(s)
       of the Corporation




--------------------------------------------------------------------------------------------------------------------------
 HRVATSKE TELEKOMUNIKACIJE D D                                                               Agenda Number:  702292258
--------------------------------------------------------------------------------------------------------------------------
        Security:  X33722103
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  HRHT00RA0005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Election of Prof. Dr. Sc. Zoran Parac, Law Faculty        Mgmt          For                            For
       Zagreb as a Chairman of

2      Receive the annual financial statements of the            Mgmt          For                            For
       Company and consolidated       financial statements
       of the T-HT group for the business year 2009,
       including  the annual report on the status
       and business operations of the Company and
       the T-HT group for the business year 2009
       and the Supervisory Board's report  on the
       performed supervision of business operations
       Management of the Company in the business year
       2009

3      Adopt the utilization of profit as specified              Mgmt          For                            For

4      Approve the actions given to the Members of               Mgmt          For                            For
       the Management Board of the       Company for
       the business year 2009

5      Approve the actions of the Members of the Supervisory     Mgmt          For                            For
       Board of the Company    for the business year
       2009

6      Approve to change the registered name of the              Mgmt          For                            For
       Company from current HT          -Hrvatske
       telekomunikacije d.d. to Hrvatski Telekom d.d

7      Amend the Articles 1, 2, 3, 4, 5, 6, 7, 27 and            Mgmt          For                            For
       39 of the Articles of          Association
       of the Company as specified

8      Election of Mr. Lutz Schade, Dr.-Ing.habil.,              Mgmt          For                            For
       Freital, Federal Republic of

9      Authorize the Management Board of HT Hrvatske             Mgmt          For                            For
       telekomunikacije d.d. to      acquire Company's
       shares, for the account of the Company, under
       the specified terms and conditions

10     Appointment of Ernst & Young d.o.o., Milana               Mgmt          For                            For
       Sachsa 1, 10000 Zagreb as the

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 21 APR 2010 AT 15:30. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS   WILL REMAIN VALID FOR
       ALL CALLS UNLESS THE AGENDA IS AMENDED. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 HTC CORPORATION                                                                             Agenda Number:  702456561
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3732M103
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002498003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 701276 DUE TO RECEIPTS OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of buyback treasury stock                      Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 26 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, staff bonus and proposed stock dividend:
       50 for 1,000 shares held

B.4    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.5    Approve the revision to the procedures of asset           Mgmt          For                            For
       acquisition or disposal

B.6    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.7    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B81.1  Election of Cher Wang/Shareholder No.: 2 as               Mgmt          For                            For
       a Director

B81.2  Election of Wen-Chi Chen/Shareholder No.: 5               Mgmt          For                            For
       as a Director

B81.3  Election of Ht Cho/Shareholder No.: 22 as a               Mgmt          For                            For
       Director

B81.4  Election of Ho-Chen Tan/ID No.: D101161444 as             Mgmt          For                            For
       a Director

B82.1  Election of Josef Felder/ID No.: 19610425FE               Mgmt          For                            For
       as an Independent Director

B82.2  Election of Chen-Kuo Lin/ID No.: F102690133               Mgmt          For                            For
       as an Independent Director

B83.1  Election of Way-Chin Investment Co. Ltd/Shareholder       Mgmt          For                            For
       No.: 15 as a Supervisor

B83.2  Election of Po-Cheng Ko/Shareholder No.: 14257            Mgmt          For                            For
       as a Supervisor

B83.3  Election of Caleb Ou-Yang/ID No.: D101424339              Mgmt          For                            For
       as a Supervisor

B.9    Approve to release the prohibition on the Directors       Mgmt          For                            For
       from participation in competitive business

B.10   Extraordinary motions                                     Mgmt          Against                        Against

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HUA NAN FINANCIAL HOLDING CO LTD                                                            Agenda Number:  702459199
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3813L107
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002880002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 700694 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The Supervisors' review of 2009 audited financial         Non-Voting    No vote
       statements

B.1    Approve the Company's 2009 business reports               Mgmt          For                            For
       and financial statements

B.2    Approve the Company's 2009 profit distribution,           Mgmt          For                            For
       proposed cash dividend: TWD 0.2 per share

B.3    Amend the revision of the Articles of Incorporation       Mgmt          For                            For

B.4    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings proposed stock dividend: 55 for 1,000
       shares held

B.5    Approve the revision to the rules of shareholder          Mgmt          For                            For
       meeting

B.6.1  Election of Ming-Cheng Lin [ID:7899, Shareholders         Mgmt          For                            For
       Account No. 125,432,172] as a Director

B.6.2  Election of An-Lan Chen Hsu [ID:283585, Shareholders      Mgmt          For                            For
       Account No. 224,828] as a Director

B.6.3  Election of Tsu-Yen Lin [ID:7899, Shareholders            Mgmt          For                            For
       Account No. 125,432,172] as a Director

B.6.4  Election of Chih-Yang Lin [ID:7899, Shareholders          Mgmt          For                            For
       Account No. 125,432,172] as a Director

B.6.5  Election of James Hui-Jan Yen [ID:325315, Shareholders    Mgmt          For                            For
       Account No. 45,000] as a Director

B.6.6  Election of Rung-Fu Hsieh [ID:7920, Shareholders          Mgmt          For                            For
       Account No. 7,593,426] as a Director

B.6.7  Election of Michael Hsu [ID:283585, Shareholders          Mgmt          For                            For
       Account No. 224,828] as a Director

B.6.8  Election of Hsueh Hsu Chang [ID:7904, Shareholders        Mgmt          For                            For
       Account No. 11,588,057] as a Supervisor

B.6.9  Election of Chia-Ying Shen [ID:7963, Shareholders         Mgmt          For                            For
       Account No. 32,472,804] as a Supervisor

B.7    Extraordinary Motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HUAKU DEVELOPMENT CO LTD                                                                    Agenda Number:  702411606
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3742X107
    Meeting Type:  AGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  TW0002548005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

a.1    Approve the report of the 2009 business operations        Non-Voting    No vote

a.2    Approve the report of the 2009 audited reports            Non-Voting    No vote

a.3    Approve the status of the local unsecured convertible     Non-Voting    No vote
       corporate bonds

b.1    Approve the 2009 business reports and the financial       Mgmt          For                            For
       statements

b.2    Approve the 2009 profit distribution proposed             Mgmt          For                            For
       cash dividend TWD 6 per share

B.3    Approve the issuance of new shares from capital           Mgmt          For                            For
       reserves; proposed bonus issue: 60 for 1,000
       shares held

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve to revise the procedures of asset acquisition     Mgmt          For                            For
       or disposal

B.6    Approve the extraordinary motions                         Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HUANENG POWER INTERNATIONAL INC                                                             Agenda Number:  702149976
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3744A105
    Meeting Type:  EGM
    Meeting Date:  22-Dec-2009
          Ticker:
            ISIN:  CNE1000006Z4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTIONS
       '1 AND 2'. THANK YOU.

1.     Approve the Framework Agreement on the continuing         Mgmt          For                            For
       connected transactions [for 2010] between Huaneng
       Power International Inc. and China Huaneng
       Group, the continuing connected transactions
       as contemplated thereby and the transaction
       caps thereof

2.     Approve the Capital Contribution Agreement among          Mgmt          For                            For
       Huaneng Power International Inc., China Huaneng
       Group and HIPDC, and the transaction as contemplated
       thereby




--------------------------------------------------------------------------------------------------------------------------
 HUANENG PWR INTL INC                                                                        Agenda Number:  702421140
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3744A105
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  CNE1000006Z4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN20100506817.pdf

1      Approve the working report from the Board of              Mgmt          For                            For
       Directors of the Company for     year 2009

2      Approve the working report from the Supervisory           Mgmt          For                            For
       Committee of the Company for  year 2009

3      Approve the audited financial statements of               Mgmt          For                            For
       the Company for year 2009

4      Approve the profit distribution plan of the               Mgmt          For                            For
       Company for year 2009

5      Approve the proposal regarding the appointment            Mgmt          For                            For
       of the Company's Auditors for  year 2010

S.6    Approve the proposal regarding the issue of               Mgmt          Against                        Against
       short-term debentures by the      Company




--------------------------------------------------------------------------------------------------------------------------
 HYNIX SEMICONDUCTOR INC                                                                     Agenda Number:  702278892
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3817W109
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  KR7000660001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the Financial Statements                          Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of J.K.Kim, O.C. Oh, M.C.Kim  (EXTERNAL)         Mgmt          For                            For
       J.S.Park, K.J.Baek, I.P.Jeon, B.H.Han, J.B.Choi,
       B.T.Jung, J.Y.Song, H.J.Ki  as the Directors

4      Election of (External) Gapjong Baek, Jaeyong              Mgmt          For                            For
       Song, Changho Kim as the Outside Directors
       who is an Audit Committee Members

5      Approve the remuneration of a Director                    Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HYOSUNG CORPORATION, SEOUL                                                                  Agenda Number:  702237846
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3818Y120
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7004800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1.     Approve the financial statements                          Mgmt          For                            For

2.     Elect the Director                                        Mgmt          For                            For

3.     Elect the Audit Committee Member                          Mgmt          For                            For

4.     Approve the remuneration for the Director                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HYPER SA (LABEL VIE), CASABLANCA                                                            Agenda Number:  702456799
--------------------------------------------------------------------------------------------------------------------------
        Security:  V42906103
    Meeting Type:  OGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  MA0000011801
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the validation of the Board of Directors          Mgmt          No Action
       management report and the    External Auditors
       general report

2      Approve the special report of External Auditors           Mgmt          No Action
       and validation of regulated   conventions with
       regards to Article 56 of law 20/ 05

3      Approve the validation of the Company's financials        Mgmt          No Action
       as of 31 DEC 2009

4      Approve the full discharge to the Board of Directors      Mgmt          No Action
       with regards to their    mandate for 2009

5      Approve the profits allocation payment of a               Mgmt          No Action
       dividend of MAD 30 per share

6      Authorize the Board of Directors to launch on             Mgmt          No Action
       one or many times a debenture   loan for a
       maximum amount of MAD 800,000,000.00

7      Approve to allocate to the retain earning account         Mgmt          No Action
       the non distributed         dividend amount
       related to the shares held by the Company Label
       Vie

8      Approve to give full power to the holder of               Mgmt          No Action
       a copy or a certified true copy   of the general
       meetings minute in order to perform the necessary
       formalities




--------------------------------------------------------------------------------------------------------------------------
 HYPERMARCAS SA, SAO PAULO                                                                   Agenda Number:  702264449
--------------------------------------------------------------------------------------------------------------------------
        Security:  P5230A101
    Meeting Type:  EGM
    Meeting Date:  11-Mar-2010
          Ticker:
            ISIN:  BRHYPEACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

A.     Ratify the amendments made to the addresses               Mgmt          For                            For
       of the Branches 001, 023, 028 and 029 of the
       Company, as approved by the Executive Committee
       in a meeting held  on 04 FEB 2010, at 10.00
       a.m., with the consequent amendment of Article
       2 of  the Corporate Bye-laws of the Company

B.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company by BRL        1,500,000,000.00,
       taking it from the current BRL 3,000,000,000.00
       to BRL      4,500,000,000.00, with the consequent
       amendment of the first paragraph of     Article
       5 of the Corporate Bye-laws of the Company

c.     Approve the consolidation of the Corporate Bye-laws       Mgmt          For                            For
       of the Company

D.     Ratify the information concerning the base date           Mgmt          For                            For
       for the valuation of the      assets of Laboratorio
       Neo Quimica Comercio E Industria S.A., for
       the purposes of the merger into the Company,
       as specified in Item 6.V B.2 of the minutes
       of the EGM of the Company, held on 30 DEC
       2009, 30.12 EGM, so that it is      stated
       that the base date is 31 OCT 2009, and not
       31 DEC 2009, as it was      incorrectly stated
       in the minutes of the 30.12 EGM

E.     Ratify all the other resolutions passed in the            Mgmt          For                            For
       30.12 EGM

F.     Authorize the Management of the Company to perform        Mgmt          For                            For
       all the acts necessary for to make the resolutions
       proposed and approved by the shareholders of
       the      Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING AND MEETING TYPE. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HYPERMARCAS SA, SAO PAULO                                                                   Agenda Number:  702288223
--------------------------------------------------------------------------------------------------------------------------
        Security:  P5230A101
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  BRHYPEACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Approve the annual report from the administration,        Mgmt          For                            For
       concerning the FY that ended on 31 DEC 2009,
       and the examination, discussion and resolution
       concerning the Company's financial statements,
       relating to the FY that ended on 31 DEC 2009,
       to wit balance sheet, results statement, statement
       of change in net worth statement, cash flow
       statements, added value statements and explanatory
       notes, audited by PriceWaterhouseCoopers Auditores
       Independentes, PWC

II.    Approve the allocation of the profits from the            Mgmt          For                            For
       FYE 31 DEC 2009

III.   Re-elect the Members of the Board of Directors            Mgmt          For                            For

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HYPROP INVESTMENTS                                                                          Agenda Number:  702158115
--------------------------------------------------------------------------------------------------------------------------
        Security:  S3723HAA0
    Meeting Type:  OGM
    Meeting Date:  01-Dec-2009
          Ticker:
            ISIN:  ZAE000003430
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the conclusion of the Consultancy Agreement       Mgmt          For                            For

2.     Authorize any of the Directors of the Company             Mgmt          For                            For
       to do all things and sign all documents necessary
       to give effect to the mentioned resolution




--------------------------------------------------------------------------------------------------------------------------
 HYPROP INVESTMENTS                                                                          Agenda Number:  702500972
--------------------------------------------------------------------------------------------------------------------------
        Security:  S3723HAA0
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  ZAE000003430
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A DEBENTURE HOLDEER              Non-Voting    No vote
       MEETING. THANK YOU.

1.1S1  Authorize the Directors in terms of the Company's         Mgmt          For                            For
       Articles of Association and the provisions
       of the Hyprop Debenture Trust Deed, until this
       authority       lapses at the next AGM of the
       company, provided that this authority shall
       not extend beyond 15 months, to enable the
       company or any subsidiary of the       company
       to acquire combined units of the company subject
       to the Listings      Requirements of the JSE
       Limited ("JSE") and the Companies Act, 61 of
       1973, as amended, on the following bases: a)
       the acquisition of combined units must be implemented
       through the order book operated by the JSE
       trading system without any prior understanding
       or arrangement between the company and the
       counterparty; b) the company (or
       any subsidiary) must be authorized to do so
       in terms of its Articles of Association; CONTD.

CONTD  CONTD. c) the number of combined units which              Non-Voting    No vote
       may be acquired pursuant to this authority
       in the FY (which commenced 01 JAN 2010) may
       not in the aggregate    exceed 20% (or 10%
       where the acquisitions are effected by a subsidiary)
       of    the company's issued combined units as
       at the date of this notice of AGM; d)  repurchases
       may not be made at a price more than 10% above
       the weighted       average of the market value
       on the JSE of the combined units in question
       for  the five business days immediately preceding
       the repurchase; e) repurchases   may not take
       place during a prohibited period (as defined
       in paragraph 3.67   of the Listings Requirements
       of the JSE) unless a repurchase programme is
       in  place and the dates and quantities of combined
       units CONTD.

CONTD  CONTD. to be repurchased during the prohibited            Non-Voting    No vote
       period have been determined    and full details
       thereof announced on SENS prior to commencement
       of the       prohibited period; f) after the
       company has acquired combined units which
       constitute, on a cumulative basis, 3% of
       the number of combined units in      issue
       (at the time that authority from combined unitholders
       for the           repurchase is granted), the
       Company shall publish an announcement to such
       effect, or any other announcements that
       may be required in such regard in     terms
       of the JSE Listings Requirements applicable
       from time to time; g) the   Company's sponsor
       must confirm the adequacy of the company's
       working capital  for purposes of undertaking
       the repurchase of combined units in writing
       to    the JSE prior to the company (or any
       subsidiary) entering the market to       proceed
       with the repurchase; CONTD.

CONTD  CONTD. h) the Company must remain in compliance           Non-Voting    No vote
       with paragraphs 3.37 to 3.41  of the Listings
       Requirements of the JSE concerning unitholder
       spread after    such repurchase; and i) the
       company (or any subsidiary) shall appoint only
       one agent to effect repurchases on its behalf

1.2S2  Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to the Articles of           Association of
       the Company and the Hyprop Debenture Trust
       Deed, until this    authority lapses at the
       next AGM of the Company, provided that this
       authority shall not extend beyond 15 months,
       to allot and issue combined units for cash
       subject to the Listings Requirements of the
       JSE Limited ("JSE") and the       Companies
       Act, 61 of 1973, on the following bases: a)
       the allotment and issue of combined units for
       cash shall be made only to persons qualifying
       as public unitholders as defined in the Listings
       Requirements of the JSE and not to     related
       parties; b) the number of combined units issued
       for cash shall not in the aggregate in the
       FY of the company (which commenced 01 JAN 2010)
       exceed   5% of the Company's issued CONTD.

CONTD  CONTD. combined units, the number of combined             Non-Voting    No vote
       units which may be issued for   cash shall
       be based on the number of combined units in
       issue at the date of   the application, less
       any combined units issued by the company during
       the     current FY, provided that any combined
       units to be issued for cash pursuant   to a
       rights issue (announced and irrevocable and
       underwritten) or acquisition (concluded up
       to the date of application) may be included
       as though they were combined units in issue
       at the date of application; c) the maximum
       discount   at which combined units may be issued
       for cash is 10% of the weighted average price
       on the JSE of those combined units over 30
       days prior to the date that  the price of the
       issue is agreed between the Company and the
       party            subscribing for the combined
       units; CONTD.

CONTD  CONTD. d) after the Company has issued combined           Non-Voting    No vote
       units for cash which          represent, on
       a cumulative basis within a FY, 5% or more
       of the number of     combined units in issue
       prior to that issue, the Company shall publish
       an     announcement containing full details
       of the issue, including the effect of    the
       issue on the net asset value, net tangible
       asset value, earnings,         headline earnings,
       and if applicable diluted earnings and diluted
       headline    earnings per combined unit of the
       Company; and e) the combined units which
       are the subject of the issue for cash must
       be of a class already in issue, or where this
       is not the case, must be limited to such combined
       units or rights  as are convertible into a
       class already in issue

1.3O1  Approve that all authorised but unissued combined         Mgmt          For                            For
       units of the Company be     placed under the
       control of the Directors of the Company until
       the next AGM,  with the authority to allot
       and issue all or part thereof in their
       discretion, subject to Sections 221
       and 222 of the Companies Act, 61 of 1973, as
       amended, and the Listings Requirements of the
       JSE Limited

1.4O2  Authorize a Director of the Company or the Company        Mgmt          For                            For
       Secretary to sign all such documentation and
       do all such things as may be necessary for
       or incidental to the implementation of Debenture
       Special Resolution numbers 1 and 2 and
       Debenture Ordinary Resolution number 1,
       which are passed by the combined      unitholders
       with and subject to the terms thereof




--------------------------------------------------------------------------------------------------------------------------
 HYPROP INVESTMENTS                                                                          Agenda Number:  702492822
--------------------------------------------------------------------------------------------------------------------------
        Security:  S3723HAA0
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  ZAE000003430
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.1  Authorize the Directors, in terms of the Company's        Mgmt          For                            For
       Articles of Association, to enable the Company
       or any subsidiary of the Company to acquire
       combined units of the Company subject to the
       Listings Requirements of the JSE Limited [JSE]
       and the Companies Act, 61 of 1973, as amended,
       on the following bases; the acquisition of
       combined units must be implemented through
       the order book operated by the JSE trading
       system without any prior understanding or arrangement
       between the Company and the counterparty; the
       Company [or any subsidiary] must be authorized
       to do so in terms of its articles of association;
       the number of combined units which may be acquired
       pursuant to this authority in any FY [which
       commenced 01 JAN 2010] may not in the aggregate
       exceed 20% [or 10% where the acquisitions are
       effected by a subsidiary] of the Company's
       share capital as at the date of this notice
       of AGM; repurchases may not be made at a price
       more than 10% above the weighted average of
       the market value on the JSE of the combined
       units in question for the five business days
       immediately preceding the repurchase; repurchases
       may not take place during a prohibited period
       [as defined in paragraph 3.67 of the Listings
       Requirements of the JSE] unless a repurchase
       programme is in place and the dates and quantities
       of combined units to be repurchased during
       the prohibited period have been determined
       and full details thereof announced on SENS
       prior to commencement  of the prohibited period;
       after the Company has acquired combined units
       which constitute, on a cumulative basis, 3%
       of the number of combined units in issue [at
       the time that authority from combined unitholders
       for the repurchase is granted]; the Company
       shall publish an announcement to such effect,
       or any other announcements that may be required
       in such regard in terms of the JSE Listings
       Requirements applicable from time to time;
       the Company's sponsor must confirm the adequacy
       of the Company's working capital for purposes
       of undertaking the repurchase of combined units
       in writing to the JSE prior to the Company
       [or any subsidiary] entering the market to
       proceed with the repurchase; the Company must
       remain in compliance with paragraphs 3.37 to
       3.41 of the Listings Requirements of the JSE
       concerning unitholder spread after such repurchase;
       and the Company [or any subsidiary] shall appoint
       only one agent to effect repurchases on its
       behalf; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or15
       months]

O.1.2  Receive and adopt the annual financial statements         Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

O.1.3  Re-elect K. M. Ellerine as a Director of the              Mgmt          For                            For
       Company, who retires in terms of the Company's
       Articles of Association

O.1.4  Re-elect M. F. Rodel as a Director of the Company,        Mgmt          For                            For
       who retires in terms of the Company's Articles
       of Association

O.1.5  Re-elect L. R. Cohen as a Director of the Company,        Mgmt          For                            For
       who retires by rotation in terms of the Company's
       Articles of Association

O.1.6  Re-elect E. G. Dube as a Director of the Company,         Mgmt          For                            For
       who retires by rotation in terms of the Company's
       Articles of Association

O.1.7  Re-elect M. Y. Sibisi as a Director of the Company,       Mgmt          For                            For
       who retires by rotation in terms of the company's
       Articles of Association

O.1.8  Re-appoint Grant Thornton as the Auditors of              Mgmt          For                            For
       the Company and Edward Dreyer as the Individual
       Registered Auditor

O.1.9  Approve to place the authorized but unissued              Mgmt          For                            For
       combined units of the Company under the control
       of the Directors of the Company until the next
       AGM, with the authority to allot and issue
       all or part thereof in their discretion, subject
       to Sections 221 and 222 of the Companies Act,
       1973, as amended, and the Listings Requirements
       of the JSE Limited

O1.10  Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to the Articles of Association of the Company,
       to allot and issue combined units for cash
       subject to the Listings Requirements of the
       JSE limited [JSE] and the Companies Act, 61
       of 1973, on the following bases; the allotment
       and issue of combined units for cash shall
       be made only to persons qualifying as public
       shareholders as defined in the listings requirements
       of the JSE and not to related parities; the
       number of combined units issued for cash shall
       not in the aggregate in the FY of the Company
       [which commenced 01 JAN 2010] exceed 5% of
       the company's issued combined units; the number
       of combined units which may be issued for cash
       shall be based on the number of combined units
       in issue at the date of the application, less
       any combined units issued by the Company during
       the current FY, provided that any combined
       units to be issued for cash pursuant too rights
       issue / announced and irrevocable and underwritten]
       or acquisition [concluded up to the date of
       application] may be included as though they
       were combined units in issue at the date of
       application; the maximum discount at which
       combined units may be issued for cash is 10%
       of the weighted average price on the JSE of
       those combined units over 30 days prior to
       the date that the price of the issue is agreed
       between the Company and the party subscribing
       for the combined units; after the company has
       issued combined units for cash which represent,
       on a cumulative basis within a FY 5% or more
       of the number of combined units in issue prior
       to that issue, the Company shall publish an
       announcement containing full details of the
       issue, including the effect of the issue on
       the net asset value, net tangible asset value,
       earnings, headline earnings, and if applicable
       diluted earnings and diluted headline earnings
       per combined unit of the Company; and the combined
       units which are the subject of the issue for
       cash must be of a class already in issue, or
       where this is not the case, must be limited
       to such combined units or rights as are convertible
       into a class already in issue; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 15 months]

O1.11  Approve the Non-Executive Directors' remuneration         Mgmt          For                            For
       proposed for the YE 31 DEC 2010 as specified
       below: Board Chairman ZAR 210,000pa; Non-Executive
       Director ZAR 150,000pa; Audit Committee Chairman
       ZAR100,000pa; Audit Committee Member ZAR 80,000pa;
       Risk Management Committee member ZAR 15,000
       per meeting; Remuneration Committee Member
       ZAR 15,000pa; Nomination Committee Member ZAR
       15,000pa

O1.12  Authorize the Director of the Company or the              Mgmt          For                            For
       Company Secretary to sign all such documentation
       and do all such things as may be necessary
       for or incidental to the implementation of
       Ordinary Resolution numbers 1,2,3,4,5,6,7,8,9
       and 10 and Special Resolution number 1, which
       are passed by the unitholders with and subject
       to the terms thereof

       Considering and adopting the financial statements         Non-Voting    No vote
       of the Company for the YE 31 DEC 2009

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI DEPARTMENT STORE CO LTD, SEOUL                                                      Agenda Number:  702252139
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38306109
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7069960003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1.     Approve the financial statements                          Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.     Election of Jiseon Jeong (External) Hakrae Lee,           Mgmt          For                            For
       Youngsoo Kim as a Directors

4.     Election of Youngsoo Kim as a Audit Committee             Mgmt          For                            For

5.     Approve the remuneration for Director                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI DEVELOPMENT CO - ENGINEERING & CONSTRUCTION, SEOUL                                  Agenda Number:  702272939
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38397108
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7012630000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the 33rd Balance Sheet, Income Statement          Mgmt          For                            For
       and statement of             appropriation
       of retained earnings for FYE DEC 2009

2      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3      Election of Directors candidates: Dongju Choi,            Mgmt          For                            For
       Semin Kim  external  Myungju

4      Election of the Member of Audit Committee candidates:     Mgmt          For                            For
       Jeonghun Lee

5      Approve the Director remuneration limit                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI ENGINEERING AND CONSTRUCTION CO LTD, SEOUL                                          Agenda Number:  702276925
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38382100
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7000720003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the 60th income   statement, balance              Mgmt          For                            For
       sheet,   proposed disposition of   retained
       earning

2      Election Kim Jang-Soo, Park Young-Ho, Kwon Hyuk-Gwan      Mgmt          For                            For
       and Lee Jong-Chan as a

3      Election of Kim Jang-Soo, Park Young-Ho, Kwon             Mgmt          For                            For
       Hyuk-Gwan, Lee Jong-Chanc as

4      Approve the remuneration limit of the Directors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI FIRE & MARINE INSURANCE CO LTD, SEOUL                                               Agenda Number:  702227299
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3842K104
    Meeting Type:  EGM
    Meeting Date:  11-Feb-2010
          Ticker:
            ISIN:  KR7001450006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

1.     Elect a Director                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI FIRE & MARINE INSURANCE CO LTD, SEOUL                                               Agenda Number:  702448677
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3842K104
    Meeting Type:  AGM
    Meeting Date:  11-Jun-2010
          Ticker:
            ISIN:  KR7001450006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Approve the partial amendment to the Articles             Mgmt          For                            For
       of incorporation

3      Election of Mong Yoon Jeong, (External) Dae               Mgmt          For                            For
       Sik Hong as the Directors

4      Election of Dae Sik Hong as the Audit Committee           Mgmt          For                            For
       Member as an Outside Director

5      Approve the limit of remuneration for Director            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI HEAVY INDUSTRIES CO LTD, ULSAN                                                      Agenda Number:  702250438
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3838M106
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7009540006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement                           Mgmt          For                            For

2      Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

3      Election of the Directors: Byungwook Oh, Jae              Mgmt          For                            For
       Sung Lee (External Director: Junghoon Song)

4      Election of the Member of Audit Committee: Junghoon       Mgmt          For                            For
       Song

5      Approve the limit of remuneration for Directors           Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTORS AND AUDITOR NAME. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI MERCHANT MARINE CO LTD, SEOUL                                                       Agenda Number:  702277484
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3843P102
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7011200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement                           Mgmt          For                            For

2.1    Election of Jungeun Hyun as an Inside Director            Mgmt          For                            For

2.2    Election of Sungman Kim as an Inside Director             Mgmt          For                            For

2.3    Election of Sukhee Lee as an Inside Director              Mgmt          For                            For

3      Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI MIPO DOCKYARD CO LTD, ULSAN                                                         Agenda Number:  702249257
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3844T103
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7010620003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION

1.     Approve the financial statements                          Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.     Election of Wongil Choi (External) and Byeongjoo          Mgmt          For                            For
       Lee as the Directors

4.     Election of Byeongjoo Lee as the Audit Committee          Mgmt          For                            For
       Member

5.     Approve the remuneration for the Director                 Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR AND AUDITOR NAMES. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI MOBIS, SEOUL                                                                        Agenda Number:  702246958
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3849A109
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7012330007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1.     Approve the 33rd balance sheet, I/S and proposed          Mgmt          For                            For
       disposition of retained      earning

2.     Election of Monggu-Jeong and Taehwan Jeong as             Mgmt          For                            For
       the External Directors and

3.     Election of the Member of Audit Committee: Yoondae        Mgmt          For                            For
       Eo

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI MOTOR CO LTD, SEOUL                                                                 Agenda Number:  702276115
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38472224
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7005382007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THIS IS AN INFORMATION MEETING.          Non-Voting    No vote
       SHOULD YOU WISH TO ATTEND    THE MEETING PERSONALLY,
       YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING
       YOUR CLIENT REPRESENTATIVE. THANK YOU.

1      Approval of the 42nd balance sheet, income statement      Non-Voting    No vote
       and proposed disposition of retained earning

2      Election of Directors Candidates: Euisun Jung,            Non-Voting    No vote
       Seungsuk Yang  external

3      Election of the Member of Audit Committee Canditate:      Non-Voting    No vote
       Seongil Nam

4      Approval of remuneration limit of Directors               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI MTR CO                                                                              Agenda Number:  702239597
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38472109
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7005380001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the 42nd B/S, I/S and proposed disposition        Mgmt          For                            For
       of retained earning

2      Election of Messrs. Euisun Jung, Seungsuk Yang            Mgmt          For                            For
       (External) Seongil Nam,

3      Election of Seongil Nam as the Member of the              Mgmt          For                            For
       Audit Committee

4      Approve the remuneration limit of the Directors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI SECURITIES CO LTD, SEOUL                                                            Agenda Number:  702430517
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3850E107
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  KR7003450004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the financial statement expected cash             Mgmt          For                            For
       div: KRW 400 per 1 share        shareholder's
       proposal: KRW 800 per 1 share

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Elect KYUNG SOO CHOI as an Inside Director                Mgmt          For                            For

3.2    Elect CHUL SONG LEE  as an Outside Director               Mgmt          For                            For

3.3    Elect JIN WAN CHO  as an Outside Director                 Mgmt          For                            For

3.4    Elect SEUNG SOO HA  as an Outside Director                Mgmt          For                            For

3.5    Elect SANG CHUL NAM  as an Outside Director               Mgmt          For                            For

3.6    Elect GWANG CHUL PARK as an Outside Director              Mgmt          For                            For

3.7    Elect BYUNG BAE KIM  an Outside Director                  Mgmt          For                            For

4.1    Elect HA, Seungsoo as the Audit committee member          Mgmt          For                            For

4.2    Elect Nam, Sangcheol as the Audit committee               Mgmt          For                            For
       Director

4.3    Elect Lee, Chelsong as the Audit committee member         Mgmt          For                            For

4.4    Elect JO, Jinwan as the Audit committee member            Mgmt          For                            For

5      Approve the remuneration for Director                     Mgmt          For                            For

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI STL CO                                                                              Agenda Number:  702239179
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38383108
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7004020004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1.     Approve the financial statements                          Mgmt          For                            For

2.     Amend the Articles of incorporation                       Mgmt          For                            For

3.     Elect the Director                                        Mgmt          For                            For

4.     Elect the Audit Committee Member                          Mgmt          For                            For

5.     Approve the limit of remuneration for Directors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ICICI BK LTD                                                                                Agenda Number:  702461714
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38575109
    Meeting Type:  EGM
    Meeting Date:  21-Jun-2010
          Ticker:
            ISIN:  INE090A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, pursuant to the provisions of Section            Mgmt          For                            For
       44A of the Banking Regulation Act, 1949 and
       Reserve Bank of India's guidelines for merger/amalgamation of private sector banks dated 11 MAY 2005 (hereinafter
       referred to as the "RBI Guidelines"), and in
       accordance with any applicable provisions of
       the Companies Act, 1956, the Memorandum and
       Articles of Association of ICICI Bank Limited
       (hereinafter referred to as "the Bank"), any
       other applicable provisions of any other law
       for the time being in force, and any directions,
       guidelines or regulations, if any, of Reserve
       Bank of India (hereinafter referred to as "RBI")
       and of all other relevant authorities from
       time to time, to the extent applicable and
       subject to such approvals, consents, permissions
       and sanctions of all appropriate authorities,
       institutions or bodies, if required and to
       the extent applicable, and subject to such
       terms and conditions and modifications as may
       be prescribed by any of them while granting
       such approvals, consents, permissions and sanctions,
       which the Board of Directors of the Bank (hereinafter
       referred to as "the Board", which expression
       shall be deemed to include any Committee(s)
       constituted/to be constituted or any other
       person authorised/to be authorised by the Board/Committee
       to exercise its powers including the powers
       conferred by this Resolution) is hereby authorised
       to accept, the consent and approval of the
       Members of the Bank be and is hereby accorded
       to the amalgamation of The Bank of Rajasthan
       Limited (hereinafter referred to as the "Transferor
       Bank") with the Bank with effect from the date
       on which the Scheme of Amalgamation (hereinafter
       referred to as "the Scheme") is sanctioned
       by RBI or such other date as may be specified
       by RBI by an order in writing passed in this
       behalf under the provisions of Section 44A
       of the Banking Regulation Act, 1949; resolved
       further that pursuant to the provisions of
       Section 44A of the Banking Regulation Act,
       1949 and the RBI Guidelines, and in accordance
       with the matters stated in the aforesaid Resolution:
       I.) the draft of the Scheme circulated to the
       Members with the Notice for this Meeting, be
       and is hereby approved; II.) any Member of
       the Bank, who has voted against the Scheme
       at the Meeting of the Bank, or has given notice
       in writing at or prior to the Meeting of the
       Bank, or to the presiding officer of the Meeting
       of the Bank, that he dissents from the Scheme,
       shall be entitled, in the event of the Scheme
       being sanctioned by RBI, to claim from the
       Bank, in respect of the equity shares held
       by him in the Bank, their value as determined
       by RBI while sanctioning the Scheme and such
       Member shall, in consideration thereof, compulsorily
       tender the equity shares held by him in the
       Bank, to the Bank for cancellation thereof
       and to that extent the equity share capital
       of the Bank shall stand reduced or be deemed
       to have been reduced, by such number of equity
       shares held and tendered by such Member, on
       the date immediately preceding the Effective
       Date (as defined in the Scheme), the determination
       by RBI as to the value of the equity shares
       to be paid to the dissenting Member being final
       for all purposes; III.) the Board be and is
       hereby authorised, on behalf of the Bank, for
       the purpose of giving effect to the provisions
       of the Scheme, to effect the consequential
       reduction of the paid-up equity share capital
       of the Bank, if any, or of the Share Premium
       Account of the Bank, as may be required in
       terms of the Scheme as sanctioned by RBI; IV.)
       the Board be and is hereby authorised, on behalf
       of the Bank, to create, issue and allot, such
       number of equity shares of the Bank to the
       Members of the Transferor Bank in accordance
       with the Scheme as sanctioned by RBI; V.) the
       Board be and is hereby empowered and authorised
       to make modifications and alterations to the
       Scheme including those as may be required or
       suggested by the relevant authority/authorities;
       VI.) the Board be and is hereby authorised
       to do all acts, matters, deeds and things and
       to take all steps and give such directions
       as may be necessary, expedient, incidental,
       ancillary or desirable as the Board in its
       absolute discretion may deem fit for giving
       effect to the Scheme or for its implementation
       and also to settle any questions or difficulties
       that may arise in such manner as the Board
       in its absolute discretion may deem fit and
       to take all steps which are incidental and
       ancillary thereto in this connection




--------------------------------------------------------------------------------------------------------------------------
 ICICI BK LTD                                                                                Agenda Number:  702498898
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38575109
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  INE090A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited profit and loss             Mgmt          For                            For
       account for the FYE 31 MAR 2010 and balance
       sheet as at that date together with the reports
       of the Directors  and the Auditors

2      Declare a dividend on preference shares                   Mgmt          For                            For

3      Declare a dividend on equity shares                       Mgmt          For                            For

4      Re-appoint Mr. K. V. Kamath as a Director, who            Mgmt          For                            For
       retires by rotation

5      Re-appoint Mr. Sridar Iyengar as a Director,              Mgmt          For                            For
       who retires by rotation

6      Appointment of S. R. Batliboi and Company, Chartered      Mgmt          For                            For
       Accountants              Registration No. 301003E
       , pursuant to the provisions of Sections 224,
       225    and other applicable provisions, if
       any, of the Companies Act, 1956 and the   Banking
       Regulation Act, as the Statutory Auditors of
       the Company, in place of the retiring Auditors
       B S R & Company, Chartered accountants to hold
       office   from the conclusion of this meeting
       until the conclusion of the next AGM of   the
       Company, on a remuneration  including terms
       of payment  to be fixed by    the Board of
       Directors of the Company, based on the recommendation
       of the     audit committee, plus service tax
       and such other taxes, as may be applicable,
       and reimbursement of all out-of-pocket expenses
       in connection with the audit  of the accounts
       of the Company for the year ending 31 MAR 2011

7      Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions   of Section 228
       and other applicable provisions, if any, of
       the Companies Act, 1956 and the Banking Regulation
       Act, 1949, to appoint Branch Auditors, as and
       when required in consultation with the Statutory
       Auditors, to audit the       accounts in respect
       of the Company's branches/offices in India
       and abroad and to fix their terms and conditions
       of appointment and remuneration, based on
       the recommendation of the Audit Committee,
       plus service tax and such other    taxes, as
       may be applicable and reimbursement of all
       out-of-pocket expenses   in connection with
       the audit of the accounts of the branches/offices
       in India and abroad for the year ending 31
       MAR 2011

8      Appointment of Mr. Homi Khusrokhan as a Director          Mgmt          For                            For
       of the Company

9      Appointment of Mr. V. Sridar as a Director of             Mgmt          For                            For
       the Company

10     Appointment of Mr. Tushaar Shah as a Director             Mgmt          For                            For
       of the Company

11     Approve that Mr. Narendra Murkumbi, a Director,           Mgmt          For                            For
       who retires by rotation at    this AGM and
       who has expressed his desire not to be re-appointed
       as a         Director, be retired and not be
       re-appointed

12     Approve, subject to the applicable provisions             Mgmt          Against                        Against
       of the Companies Act, 1956, the Banking Regulation
       Act, 1949 and the provisions of the Articles
       of            Association of the Company and
       subject to the approval of Reserve Bank of
       India, the revision in the house rent allowance
       payable to Ms. Chanda D.      Kochhar, Managing
       Director and Chief Executive Officer effective
       01 APR 2010, and that all other components
       of remuneration and other terms and conditions
       relating to remuneration of  Ms. Chanda  D.
       Kochhar as approved by the        members earlier
       shall remain unchanged

13     Approve, subject to the applicable provisions             Mgmt          Against                        Against
       of the Companies Act, 1956, the Banking Regulation
       Act, 1949 and the provisions of the Articles
       of            Association of the Company and
       subject to the approval of Reserve Bank of
       India, the revision in the house rent allowance
       payable to Mr. Sandeep        Bakshi, Deputy
       Managing Director effective 01 APR 2010, and
       that all other    components of remuneration
       and other terms and conditions relating to
       remuneration of  Mr. Sandeep Bakshi
       as approved by the members earlier shall  remain
       unchanged

14     Approve, subject to the applicable provisions             Mgmt          Against                        Against
       of the Companies Act, 1956, the Banking Regulation
       Act, 1949 and the provisions of the Articles
       of            Association of the Company and
       subject to the approval of Reserve Bank of
       India, the revision in the house rent allowance
       payable to Mr. N. S. Kannan,  Executive Director
       and Chief Financial Officer effective 01 APR
       2010, and     that all other components of
       remuneration and other terms and conditions
       relating to remuneration of  Mr. N. S.
       Kannan as approved by the members      earlier
       shall remain unchanged

15     Approve, subject to the applicable provisions             Mgmt          Against                        Against
       of the Companies Act, 1956, the Banking Regulation
       Act, 1949 and the provisions of the Articles
       of            Association of the Company and
       subject to the approval of Reserve Bank of
       India, the revision in the house rent allowance
       payable to Mr. K. Ramkumar,   Executive Director
       effective 01 APR 2010, and that all other components
       of    remuneration and other terms and conditions
       relating to remuneration of  Mr.  K. Ramkumar
       as approved by the members earlier shall remain
       unchanged

16     Approve, subject to the applicable provisions             Mgmt          Against                        Against
       of the Companies Act, 1956, the Banking Regulation
       Act, 1949 and the provisions of the Articles
       of            Association of the Company and
       subject to the approval of Reserve Bank of
       India, the revision in the house rent allowance
       payable to Mr. Sonjoy         Chatterjee, Executive
       Director effective 01 APR 2010, and that all
       other      components of remuneration and other
       terms and conditions relating to         remuneration
       of  Mr. Sonjoy Chatterjee as approved by the
       members earlier     shall remain unchanged

17     Appointment of Mr. Rajiv Sabharwal as a Director          Mgmt          For                            For
       of the Company, effective    from the date
       of receipt of approval from the Reserve Bank
       of India

18     Appointment, subject to the applicable provisions         Mgmt          For                            For
       of the Companies Act, 1956, the Banking Regulations
       Act, 1949, and the provisions of the Articles
       of      Association of the Company, of Mr.
       Rajiv Sabharwal as a Whole-time Director
       of the Company  designated as Executive Director
       , for a period of 5 years,   effective from
       the date of receipt of approval from the Reserve
       Bank of       India; approve the payment of
       the specified remuneration effective from the
       date of receipt of approval from the Reserve
       Bank of India; authorize the     Board or any
       Committee thereof to decide the remuneration
       salary,            perquisites and bonus
       payable to Mr. Rajiv Sabharwal and his designation
       during his tenure as a Whole-Time Director
       of the Company, within the         specified
       terms, subject to the approval of the Reserve
       Bank of India         wherever applicable,
       from time to time; that, in the event of absence
       CONTD

0      CONTD or inadequacy of net profit in any FY,              Non-Voting    No vote
       the remuneration payable to Mr.  Rajiv Sabharwal
       shall be governed by Section II of Part II
       of Schedule XIII   of the Companies Act, 1956,
       or any modification(s) thereto; and that Mr.
       Rajiv Sabharwal shall not be subject to
       the retirement by rotation during his tenure
       as Whole-Time Director; however, in order to
       comply with the           provisions of the
       Articles of Association of the Company and
       the Companies    Act, 1956, he shall be liable
       to retire by rotation, if at any time, the
       number of non-rotational Directors exceed
       one-third of the total number of    Director;
       if he is re-appointed as a Director, immediately
       on retirement by   rotation, he shall continue
       to hold his office of Whole-Time Director and
       the retirement by rotation and re-appointment
       shall not be deemed to constitute a break in
       his appointment as a Whole-Time Director




--------------------------------------------------------------------------------------------------------------------------
 IDB HOLDING CORP LTD                                                                        Agenda Number:  702071301
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5338Y111
    Meeting Type:  MIX
    Meeting Date:  09-Sep-2009
          Ticker:
            ISIN:  IL0007365799
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the financial statements and Directors            Mgmt          For                            For
       report for the year 2008

2.A    Re-appoint Nohi Dankner as an Officiating Director        Mgmt          For                            For

2.B    Re-appoint Raphael Bisker as an Officiating               Mgmt          For                            For
       Director

2.C    Re-appoint Zahava Dankner as an Officiating               Mgmt          For                            For
       Director

2.D    Re-appoint Shaul Ben-Zev as an Officiating Director       Mgmt          For                            For

2.E    Re-appoint Lior Hannes as an Officiating Director         Mgmt          For                            For

2.F    Re-appoint Eliyahu Cohen as an Officiating Director       Mgmt          For                            For

2.G    Re-appoint Zvi Livnat as an Officiating Director          Mgmt          For                            For

2.H    Re-appoint Dori Manor as an Officiating Director          Mgmt          For                            For

2.I    Re-appoint Itzhak Manor as an Officiating Director        Mgmt          For                            For

2.J    Re-appoint Meir Rosen as an Officiating Director          Mgmt          For                            For

2.K    Re-appoint Yaakov Shimmel as an Officiating               Mgmt          For                            For
       Director

2.L    Re-appoint Arie Mintkevitch as a Director                 Mgmt          For                            For

3.     Re-appoint the Accountant-Auditors for the year           Mgmt          For                            For
       2008 and report of the Board as to their fees

4.     Re-appoint Shmuel Dor as an External Director             Mgmt          For                            For
       for an additional statutory 3 year period

5.     Appoint Zvi Dvortski as an External Director              Mgmt          For                            For
       for a statutory 3 year period

6.     Authorize Mr. Nohi Dankner to hold office in              Mgmt          For                            For
       the dual capacity of Chairman and Chief Executive
       Officer for an additional [3rd] period of up
       to 3 years




--------------------------------------------------------------------------------------------------------------------------
 IDB HOLDING CORP LTD                                                                        Agenda Number:  702083306
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5338Y111
    Meeting Type:  SGM
    Meeting Date:  15-Oct-2009
          Ticker:
            ISIN:  IL0007365799
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the transaction by the fully owned subsidiary,    Mgmt          For                            For
       IDB Development Co. Ltd., for the purchase
       of all of the shares Gandan Tourism & Aviation
       Ltd., a Company controlled by controlling shareholders
       and officers of IDB Holding, in consideration
       for USD 1.2 million [supported by an independent
       appraisal by Professor Sueri of USD 1.75 million],
       the shareholders of Gandan have given shareholders
       loans to Gandan totaling NIS 186 million; prior
       to completion the shareholders loans will be
       converted into shares which shares are included
       in the purchase by IDB Development

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING TIME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 IDB HOLDING CORP LTD                                                                        Agenda Number:  702084219
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5338Y111
    Meeting Type:  SGM
    Meeting Date:  15-Oct-2009
          Ticker:
            ISIN:  IL0007365799
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the continuation of financing of real             Mgmt          For                            For
       estate projects in Las Vegas to the extent
       necessary for existing and future projects
       owned by 3 US Corporations in which investments
       were first made in 2005 by IDB Development
       Co. Ltd., a fully owned subsidiary of the IDB
       Holdings, and Property & Building Ltd., a subsidiary
       of IDB Development, by means of a joint company
       IDB Group Investments, Inc




--------------------------------------------------------------------------------------------------------------------------
 IDB HOLDING CORP LTD                                                                        Agenda Number:  702167467
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5338Y111
    Meeting Type:  SGM
    Meeting Date:  10-Dec-2009
          Ticker:
            ISIN:  IL0007365799
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the special bonus of NIS 2.85 million             Mgmt          For                            For
       to the Director Lior Hannes, who acts as Senior
       Deputy of the Chief Executive Officer, in respect
       of his special efforts and involvement in the
       investment by the subsidiary, Koor Industries
       Ltd., in Credit Suisse, which investment contributed
       to safeguarding the stability of the IDB Group
       during the global financial crisis




--------------------------------------------------------------------------------------------------------------------------
 IDB HOLDING CORP LTD                                                                        Agenda Number:  702347623
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5338Y111
    Meeting Type:  EGM
    Meeting Date:  25-Apr-2010
          Ticker:
            ISIN:  IL0007365799
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Approve of a special bonus of NIS 1.5 million             Mgmt          Against                        Against
       to the Director Lior Hannes,    who acts as
       Senior Deputy of the Chief Executive Officer,
       in respect of his   services in 2009




--------------------------------------------------------------------------------------------------------------------------
 IDBI BANK LTD                                                                               Agenda Number:  702036004
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y40172119
    Meeting Type:  AGM
    Meeting Date:  15-Jul-2009
          Ticker:
            ISIN:  INE008A01015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009, the profit and loss account
       for the YE on that date together with the Director's
       report and the Auditor's report thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Shri. Subhash Tuli as a Director,              Mgmt          For                            For
       who retires by rotation

S.4    Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       Section 224A and other applicable provisions,
       if any, of the Companies Act, 1956, the Banking
       Regulation Act, 1949 and Memorandum and Articles
       of Association of Company, to appoint the Statutory
       Auditor[s] of the Bank for the FY 2009-2010
       as approved by Government Of India/ Reserve
       Bank of India for such remuneration as the
       Board of Directors may fix

5.     Appoint Dr. Y. S. P. Thorat as a Director of              Mgmt          For                            For
       the IDBI Bank Limited, liable to retire by
       rotation

6.     Re-appoint Shri. K. Narasimha Murthy as a Director        Mgmt          For                            For
       of the IDBI Bank Limited, liable to retire
       by rotation

7.     Re-appoint Shri. Hira Lal Zutshi as a Director            Mgmt          For                            For
       of the IDBI Bank Limited, liable to retire
       by rotation

8.     Appoint Dr. Sailendra Narain as a Director of             Mgmt          For                            For
       the IDBI Bank Limited, liable to retire by
       rotation

9.     Acknowledge the renomination of Smt. Lila Firoz           Mgmt          For                            For
       Poonawalla as a Director of IDBI Bank Ltd till
       01 AUG 2011 or until further orders, whichever
       is earlier, by Govt. of India vide notification
       F.No 7/2/2008-BO.I dated 04 FEB 2009, in terms
       of Article 116[1][d] of the Articles of Association
       of the Bank

10.    Acknowledge the renomination of Shri. Girish              Mgmt          For                            For
       Chandra Chaturvedi. Additional Secretary [Financial
       Services], Govt. of India as the Government
       Nominee Director of IDBI Bank Limited with
       effect from 14 MAY 2009 till further orders
       by Govt. of India vide notification F.No 24/4/2002/IF-1
       dated 14 MAY 2009, in terms of Article 116[1][c]
       of the Articles of Association of the Bank




--------------------------------------------------------------------------------------------------------------------------
 IDEA CELLULAR LTD                                                                           Agenda Number:  702067314
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3857E100
    Meeting Type:  CRT
    Meeting Date:  04-Sep-2009
          Ticker:
            ISIN:  INE669E01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve with or without modification[s], the              Mgmt          For                            For
       arrangement embodied in the Scheme of Amalgamation
       of Spice Communications Limited with Idea Cellular
       Limited [the Scheme]




--------------------------------------------------------------------------------------------------------------------------
 IDEA CELLULAR LTD                                                                           Agenda Number:  702170527
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3857E100
    Meeting Type:  AGM
    Meeting Date:  21-Dec-2009
          Ticker:
            ISIN:  INE669E01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 638190 DUE TOCHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       of the Company as at 31 MAR 2009 and the profit
       and loss account for the YE on that date together
       with the reports of the Directors' and the
       Auditors' thereon

2.     Re-appoint Mr. Kumar Mangalam Birla as a Director,        Mgmt          For                            For
       who retires by rotation

3.     Re-appoint Mr. Mohan Gyani as a Director, who             Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. Gian Prakash Gupta as a Director,          Mgmt          For                            For
       who retires by rotation

5.     Appoint M/s. Deloitte Haskins & Sells, Chartered          Mgmt          For                            For
       Accountants, as the Statutory Auditors of the
       Company to hold office from the conclusion
       of this AGM until the conclusion of the next
       AGM and approve to fix their remuneration

6.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL, Appoint Dr. Rakesh Jain as a Director
       of the Company, who is liable to retire by
       rotation

7.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL, Appoint Mr. R.C. Bhargava as a Director
       of the Company, who is liable to retire by
       rotation

8.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL, Appoint Mr. P. Murari as a Director
       of the Company, who is liable to retire by
       rotation

9.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL, Appoint Dr. Shridhir Sariputta Hansa
       Wijayasuriya as a Director of the Company,
       who is liable to retire by rotation

10.    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 293(1)(d)
       and other applicable provisions, if any, of
       the Companies Act, 1956, (including any statutory
       modification or re-enactment thereof for the
       time being in force), (hereinafter referred
       to as the 'Board' which term shall include
       a committee which the Board may constitute
       for this purpose) to borrow such sum or sums
       of money in any manner from time to time, as
       may be required for the purpose of business
       of the Company with or without security and
       upon such terms and conditions as they may
       think fit, which together with the moneys already
       borrowed by the Company (apart from temporary
       loans obtained from the Company's Bankers in
       the ordinary course of business) at any time
       shall not exceed a sum of INR 25,000 crore
       over and above the aggregate of the paid-up
       capital of the Company and its free reserves,
       that is to say, reserves not set apart for
       any specific purpose; to take all such steps
       as may be necessary, proper, desirable or expedient
       to give effect to this Resolution

S.11   Approve, in terms of Article 169 of Article               Mgmt          For                            For
       of Association of the Company and pursuant
       to the provisions of Sections 198, 269, 309,
       310 read with Schedule XIII and other applicable
       provisions, if any, of the Companies Act, 1956
       (including any remuneration issued by the Central
       Government from time to time and subject to
       such other consent(s) approval(s) and permission(s),
       as may be necessary and subject to such conditions
       as may be imposed by any authority while granting
       such consent(s), approval(s) and permission(s),
       to increase the remuneration payable to Mr.
       Sanjeev Aga, Managing Director, for the remaining
       period of his term as set out in the explanatory
       statement relating to this resolution, with
       liberty to the Board (which term shall be deemed
       to include the Committee, if any, constituted
       by the Board from time to time) to alter and
       vary the remuneration and other terms of appointment
       as may be agreed to between the Board and Mr.
       Sanjeev Aga in the best interests of the Company
       but subject to the restrictions, if any, contained
       in the Companies Act, 1956 and Schedule XIII
       to the said Act or otherwise as may be permissible
       at law; authorize the Board to revise the remuneration
       and perquisites from time to time; where in
       any financial year comprised by the period
       of appointment, the Company has no profits
       or its profits are inadequate, the remuneration
       and benefits shall be paid or given to the
       Managing Director in accordance with the applicable
       provisions of Schedule XIII of the Companies
       Act, 1956 and subject to the approval of the
       Central Government, wherever required

12.    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in accordance with the provisions of Section
       293(1)(e) and other applicable provisions,
       if any, of the Companies Act, 1956, (including
       any statutory modification or re-enactment
       thereof, for the time being in force), to make
       contributions, subscriptions and/or donations
       on behalf of the Company to any institute,
       body corporate, trust, society, association
       or person for any charitable, philanthropic
       and/or other social objects/purposes, in one
       or more tranche, notwithstanding that such
       contributions, subscriptions and/or donations
       do not directly relate to the business of the
       Company or the welfare of its employees, up
       to an amount not exceeding INR 10,00,00,000
       per FY; further notwithstanding that the said
       amount in any FY may exceed INR 50,000 or 5%
       of the Company's average net profits as determined
       in accordance with the provisions of Sections
       349 and 350 of the Companies Act, 1956, whichever
       is greater, during the immediately preceding
       3 financial years

S.13   Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in accordance with the applicable provisions
       of the Companies Act, 1956, (including any
       statutory modification or re-enactment thereof
       for the time being in force), the Articles
       of Association of the Company and in accordance
       with the Securities and Exchange Board of India
       (Employees Stock Option Scheme and Employees
       Stock Purchase Scheme) Guidelines, 1999 (hereinafter
       referred to as "SEBI Guidelines"), the provisions
       of the Listing Agreement entered into with
       the Stock Exchange(s) where the shares of the
       Company are listed and provisions of any other
       applicable laws or regulations and subject
       to such other approval(s), permission(s) and
       sanction(s) as may be necessary and subject
       to such conditions and modifications as may
       be prescribed or imposed by any authority while
       granting such approval(s), permission(s) and
       sanction(s), (hereinafter referred to as the
       "Board" which term shall include the 'ESOS
       Compensation Committee' constituted by the
       Board to exercise its powers including the
       powers conferred by this resolution), for re-pricing
       1,99,31,000 Employee Stock Options (ESOPs)
       and 61,31,250 ESOPs, [to be reduced to the
       extent of ESOPs that have lapsed] under the
       Employee Stock Option Scheme titled ESOS -
       2006, granted to the eligible employees by
       the Company on 31 DEC 2007 and 24 JUL 2008
       respectively; such re-pricing be done at a
       price, as may be decided by the Board / ESOS
       Compensation Committee, which shall be the
       average closing price of the equity shares
       of the Company, for the immediately preceding
       seven day period on the stock exchange where
       there is highest trading volume, from the date
       on which the ESOS Compensation Committee re-prices
       the above ESOPs, less discount of up to INR
       19.87 per ESOP, without any change or modification
       in the vesting period, exercise period and
       / or any other terms and conditions by which
       such ESOPs are governed; and authorize the
       Board on behalf of the Company, for the purpose
       of giving effect to the intent of this resolution,
       to take all actions and to do all such acts,
       deeds, matters and things as it may in its
       absolute discretion deem necessary, expedient
       or proper and to settle all questions, difficulties
       or doubts at any stage without requiring the
       Board to obtain any further consent or approval
       of the Members of the Company




--------------------------------------------------------------------------------------------------------------------------
 IGB CORP BERHAD                                                                             Agenda Number:  702405968
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38651108
    Meeting Type:  AGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  MYL1597OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Audited financial statements for              Mgmt          For                            For
       the YE 31 DEC 2009 and the       reports of
       the Directors and the Auditors thereon

2      Re-elect Tan Lei Cheng as a Director who retires          Mgmt          For                            For
       pursuant to Article 85 of    the Company's
       Articles of Association

3      Re-elect Tan Boon Lee as a Director who retires           Mgmt          For                            For
       pursuant to Article 85 of the Company's Articles
       of Association

4      Re-elect Tony Tan @ Choon Keat as a Directors             Mgmt          For                            For
       who retires pursuant to Article 85 of the Company's
       Articles of Association

5      Re-elect Tan Kai Seng as a Directors who retires          Mgmt          For                            For
       pursuant to Article 85 of    the Company's
       Articles of Association

6      Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company and  authorize
       the Directors to fix their remuneration

7      Approve Directors fees of MYR 340,000 per annum           Mgmt          For                            For

8      Re-appoint Tan Sri Abu Talib bin Othman as a              Mgmt          For                            For
       Director of the Company, who     retires pursuant
       to Section 129(6) of the Companies Act 1965
       'Act' , to hold the office until the next
       AGM

9      Authorize the Directors, pursuant to Section              Mgmt          Against                        Against
       132D of the Act, to issue shares in the Company
       at any time until the conclusion of the Next
       AGM and upon such terms and conditions and
       for such purposes as the Directors may, in
       their     absolute discretion deem fit, provided
       that the aggregate number of shares    issued
       pursuant to this resolution does not exceed
       10% of the issued share    capital of the Company
       for the time being

10     Authorize the Company, subject to the Act, the            Mgmt          For                            For
       Company's Memorandum and the   Articles of
       Association and Bursa Malaysia Securities Berhad
       Bursa           Securities  and to purchase
       at any time such amount of ordinary shares
       of MYR 0.50 each in the Company as may be determined
       by the Directors of the Company from time to
       time through Bursa Securities upon such terms
       and conditions as  the Directors in their absolute
       discretion deem fit and expedient in the
       interest of the Company provided that: the
       aggregate number of shares which   may be purchased
       the Company at any point of time pursuant to
       the share       Bye-back mandate shall not
       exceed 10% of the total issued and paid-up
       share   capital of the Company; the amount
       of Funds to be allocated by the Company
       pursuant to the Shares Buy-Back Mandate shall
       not exceed the retained         earnings and
       the share CONTD

CONT   CONTD premium of the Company as at 31 DEC 2009;           Non-Voting    No vote
       and the Shares so purchased   by the Company
       pursuant to the Share Buy-Back Mandate to be
       retained as       treasury shares which may
       be distributed as dividends and/or resold on
       Bursa  Securities and/or cancelled;  Authority
       expires the earlier of the conclusion of the
       AGM of the Company or the expiration of the
       period within which the    next AGM of the
       Company is required to be held pursuant to
       Section 143(1) of  the Act   but shall not
       extend to such extension as may be allowed
       pursuant   to Section 143(2) of the Act ; and
       authorize the Directors of the Company to
       complete and to do all such acts and things
       as they may consider expedient or necessary
       to give effect to the Share Buy-Back Mandate

11     Authorize the Company and/or its subsidiaries             Mgmt          For                            For
       the Group  to enter into all   arrangement
       and/or transactions involving the interests
       of Directors, major   shareholders or persons
       connected with the Directors and/or major
       shareholders of the Group  Related
       parties  as specified in Section 2.2.1 of
       the statement/circular date 30 APR 2010, provided
       that such arrangements      and/or transactions
       are: i) recurrent transactions of a revenue
       or trading    nature; ii) necessary for the
       day-to-day operations; iii) carried out in
       the  ordinary course of business on normal
       commercial terms which are not more     favorable
       to Related Parties than those generally available
       to public; and    iv) are not to the detriment
       of minority shareholders  the RRPT Mandate
       ;     CONTD

CONT   CONTD and  Authority expires the earlier of               Non-Voting    No vote
       the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the  Company is required to
       be held pursuant to Section 143(1) of the Act,
       but    shall not extend to such extension
       as may be allowed pursuant to Section
       143(2) of the Act ; authorize the Directors
       of the Company to complete and do all such
       acts and things as they may consider expedient
       or necessary to give  effect to the RRPT Mandate




--------------------------------------------------------------------------------------------------------------------------
 IHLAS HLDG AS                                                                               Agenda Number:  702373363
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5344M101
    Meeting Type:  OGM
    Meeting Date:  14-May-2010
          Ticker:
            ISIN:  TRAIHLAS91D5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU.

1.     Election of the Chairmanship                              Mgmt          No Action

2.     Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the assembly

3.     Ratify the Board of Directors' activity report,           Mgmt          No Action
       Auditors' report, Independent External Auditing
       Company's report and as well as of the balance
       sheet and income statement which were prepared
       in accordance with the legal records and of
       the consolidated financial statements prepared
       in accordance with capital market Board's Communique
       [serial: XI and no:29]

4.     Ratify the Membership of Husnu Kurtis who was             Mgmt          No Action
       elected instead of the resigned Board Member
       Mahmut Erdogan

5.     Grant discharge the Board Members and the Auditors        Mgmt          No Action
       for the activities of 2009

6.     Approve to take decision on Board of Director's           Mgmt          No Action
       proposal with regard to the results of 2009

7.     Ratify the Agreement signed with Pur Bagimsiz             Mgmt          No Action
       Denetim Yeminli Mali Musavirlik A.S. for the
       Independent Auditing for 2010 and 2011

8.     Ratify the amendment of the Article 3 of the              Mgmt          No Action
       Articles of Association which is about purpose
       and subject matter, in accordance with the
       permissions of Capital Market Board and Ministry
       of Industry and Trade

9.     Election of the Members of the Board of Directors         Mgmt          No Action
       and determination of their term in office

10.    Election of the Auditor and determination of              Mgmt          No Action
       his/her term in office

11.    Approve to determine the remuneration for the             Mgmt          No Action
       Members of the Board of Directors and the Auditors

12.    Giving information to the share holders that              Non-Voting    No Action
       the company did not grant any donation across
       the year

13.    Giving information to the share holders about             Non-Voting    No Action
       the pledges, hypothecs and mortgages that the
       company provided in favour of the third parties

14.    Authorize the Members of the Board of Directors           Mgmt          No Action
       in accordance with the Article 334 and 335
       of the Turkish Trade Code

15.    Wishes and closing                                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 IHLAS HOLDING, ISTANBUL                                                                     Agenda Number:  702057553
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5344M101
    Meeting Type:  OGM
    Meeting Date:  20-Aug-2009
          Ticker:
            ISIN:  TRAIHLAS91D5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A POWER          Non-Voting    No Action
       OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. CERTAIN GLOBAL CUSTODIANS HAVE A
       GLOBAL CUSTODIAN POAs IN PLACE WHICH WOULD
       ELIMINATE THE NEED FOR THE BO POA. IF YOU HAVE
       NOT SUBMITTED ANY POAs FOR THIS MARKET BEFORE,
       PLEASE CONTACT YOUR GLOBAL CUSTODIAN BANK TO
       SEE IF THEY HAVE A POA IN PLACE FOR YOUR ACCOUNTS.
       THANK YOU.

1.     Elect the Chairmanship                                    Mgmt          No Action

2.     Authorize the Chairmanship Committee to sign              Mgmt          No Action
       the meeting minutes

3.     Approve the Board of Directors activity report,           Mgmt          No Action
       and Board of Auditors report, and Independent
       Audit Firm report, balance sheet and income
       statement for year 2008

4.     Amend Article 6 of Articles of Association regarding      Mgmt          No Action
       Company capital in the form that it has been
       approved by the capital markets Board Chairmanship

5.     Grant discharge to the Board of Directors and             Mgmt          No Action
       the Auditors due to their activities in year
       2008

6.     Approve the proposal of Board of Directors regarding      Mgmt          No Action
       results of year 2008

7.     Approve the contract made with Independent Audit          Mgmt          No Action
       Firm Irfan Bagimsiz Denetim Ve Yeminli Mali
       Musavirlik A.S. for year 2009

8.     Approve to give information to the shareholders           Mgmt          No Action
       that no donation is made in year 2008

9.     Approve the information on transactions made              Mgmt          No Action
       with affiliated parties according to capital
       markets board communique serial VI, no: 41
       Article 4

10.    Approve the shareholders about the disclosure             Mgmt          No Action
       policy, which is revised in accordance with
       the new CMB communique serial: VIII, no:54

11.    Approve the institutional management adjustment           Mgmt          No Action
       report that has been updated according to regulations
       and Corporate Governance Principals

12.    Approve the remuneration of Board of Directors            Mgmt          No Action
       and the Auditors

13.    Authorize the Directors for engagement in business        Mgmt          No Action
       affairs and operations enumerated in Articles
       334 - 335 of the Turkish Commercial Code

14.    Wishes and closure                                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 IJM CORPORATION BHD                                                                         Agenda Number:  702058973
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3882M101
    Meeting Type:  AGM
    Meeting Date:  25-Aug-2009
          Ticker:
            ISIN:  MYL3336OO004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive the audited financial statements               Non-Voting    No vote
       for the YE 31 MAR 2009 together with the reports
       of the Directors and the Auditors thereon

1.     Elect Tan Sri Dato' Ir. (Dr) Wan Abdul Rahman             Mgmt          For                            For
       bin Wan Yaacob as a Director

2.     Elect Tan Sri Abdul Halim bin Ali as a Director           Mgmt          For                            For

3.     Elect Mr. Datuk Lee Teck Yuen as a Director               Mgmt          For                            For

4.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Approve to divide the Directors' fees of MYR              Mgmt          For                            For
       498,250 for the YE 31 MAR 2009 amongst the
       Directors in such manner as they may determine




--------------------------------------------------------------------------------------------------------------------------
 IJM CORPORATION BHD                                                                         Agenda Number:  702059406
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3882M101
    Meeting Type:  EGM
    Meeting Date:  25-Aug-2009
          Ticker:
            ISIN:  MYL3336OO004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       the ordinary shares on the market of the Bursa
       Malaysia Securities Berhad at any time upon
       such terms and conditions as the Directors
       in their absolute discretion deem fit provided
       that: i] the aggregate number of shares purchased
       [which are to be treated as treasury shares]
       does not exceed 10% of the issued capital of
       the Company; and ii] the funds allocated for
       the purchase of shares shall not exceed its
       retained profits and share premium account;
       and to deal with the treasury shares in their
       absolute discretion [which may be distributed
       as dividends, resold and/or cancelled]; [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM is required by law to be
       held]

2.     Authorize the Directors to enter into and to              Mgmt          For                            For
       give effect to specified recurrent transactions
       of a revenue or trading nature with specified
       classes of related parties as specified as
       specified in Section 2(ii)(a) and Section 2(ii)(c)
       of the Circular to shareholders dated 31 JUL
       2009, which are necessary for the day to day
       operations of the Company and its subsidiaries,
       in the ordinary course of business on terms
       not more favourable to the related parties
       than those generally available to the public;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is required by law
       to be held]

3.     Authorize the Directors to enter into and to              Mgmt          For                            For
       give effect to specified recurrent transactions
       of a revenue or trading nature with specified
       classes of related parties as specified in
       Section 2(ii)(b) and Section 2(ii)(d) of the
       Circular to shareholders dated 31 JUL 2009,
       which are necessary for the day to day operations
       of the Company and its subsidiaries, in the
       ordinary course of business on terms not more
       favourable to the related parties than those
       generally available to the public; [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM is required by law to be
       held]




--------------------------------------------------------------------------------------------------------------------------
 IJM CORPORATION BHD                                                                         Agenda Number:  702066007
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3882M101
    Meeting Type:  EGM
    Meeting Date:  25-Aug-2009
          Ticker:
            ISIN:  MYL3336OO004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors to capitalize up to               Mgmt          For                            For
       MYR 385,519,830 from the share premium account
       of the Company and the same be applied for
       the allotment and issuance of up to 385,519,830
       new ordinary shares of RM1 each [Shares], credited
       as fully paid-up [Bonus Shares], to the shareholders
       [whose names appear in the Record of Depositors
       as at the close of business on an entitlement
       date to be determined by the Directors] on
       the basis of (2) Bonus Shares for every (5)
       existing Shares held [Proposed Bonus Issue]
       and the Bonus Shares shall, upon allotment
       and issuance, rank pari passu in all respects
       with the then existing Shares, save and except
       that they shall not be entitled to any dividends,
       rights, allotments and/or other distributions,
       the entitlement date of which is prior to the
       date of allotment and issuance of the Bonus
       Shares and to do all acts and things to give
       full effect to the Proposed Bonus Issue, including
       to deal with any fractional entitlements

2.     Authorize the Directors to provisionally allot            Mgmt          For                            For
       by way of a renounceable rights issue of up
       to 134,931,940 new warrants [Warrants] at an
       issue price to be determined by the Directors
       on the basis of (1) Warrant for every (10)
       existing ordinary shares of MYR 1 each [Shares]
       and on such other terms and conditions as the
       Directors may determine [Proposed Rights Issue
       of Warrants]; to allot and issue additional
       Warrants and/or to adjust the exercise price
       arising from the adjustment(s) in accordance
       with the provisions in the deed poll constituting
       the Warrants to be executed by the Company;
       to allot and issue such appropriate number
       of new Shares, credited as fully paid-up, to
       the holders of the Warrants arising from the
       exercise of the Warrants to subscribe for new
       Shares and any new Shares to be issued upon
       the exercise of the Warrants shall, upon allotment
       and issuance, rank pari passu in all respects
       with the then existing Shares, save and except
       that they shall not be entitled to any dividends,
       rights, allotments and/or other distributions,
       the entitlement date of which is prior to the
       date of allotment and issuance of the new Shares
       arising from the exercise of the Warrants;
       and to do all acts and things to give full
       effect to the Proposed Rights Issue of Warrants,
       including to deal with any fractional entitlements

       PLEASE BE ADVISED THAT FOR THIS MEETING, THE              Non-Voting    No vote
       COMPANY, IJM CORPORATION BERHAD ALLOWS THE
       APPOINTMENT OF ONLY ONE (1) PROXY IN RESPECT
       OF EACH SECURITIES ACCOUNT ELIGIBLE TO VOTE.
       GENERALLY, PUBLIC LIMITED COMPANY  .(PLC) ALLOWS
       APPOINTMENT OF TWO (2) PROXIES FOR EACH SECURITIES
       ACCOUNT FOR THEIR MEETINGS. AS SUCH, PLEASE
       TAKE NOTE OF THIS EXCEPTION IN MANAGING YOUR
       CLIENTS VOTING INSTRUCTIONS FOR SUBMISSION.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ILLOVO SUGAR LTD                                                                            Agenda Number:  702026104
--------------------------------------------------------------------------------------------------------------------------
        Security:  S37730116
    Meeting Type:  AGM
    Meeting Date:  14-Jul-2009
          Ticker:
            ISIN:  ZAE000083846
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual financial statements         Mgmt          For                            For
       for the YE 31 MAR 2009

2.1.1  Approve the appointment of the Mr. D.L. Haworth,          Mgmt          For                            For
       who was appointed as a Director since the previous
       AGM

2.1.2  Approve the appointment of the Mrs. C.W.N. Molope,        Mgmt          For                            For
       who was appointed as a Director since the previous
       AGM

2.1.3  Approve the appointment of the Mr. L.W. Riddle,           Mgmt          For                            For
       who was appointed as a Director since the previous
       AGM

2.2.1  Re-elect Dr. M.I. Carr as a Director, who retires         Mgmt          For                            For
       by rotation in terms of the Articles of Association

2.2.2  Re-elect Mr. G.J. Clark as a Director, who retires        Mgmt          For                            For
       by rotation in terms of the Articles of Association

2.2.3  Re-elect Mr. D.R. Langlands as a Director, who            Mgmt          For                            For
       retires by rotation in terms of the Articles
       of Association

2.2.4  Re-elect P.A. Lister as a Director, who retires           Mgmt          For                            For
       by rotation in terms of the Articles of Association

2.2.5  Re-elect Mr. B.M. Stuart as a Director, who               Mgmt          For                            For
       retires by rotation in terms of the Articles
       of Association

2.2.6  Re-elect Mr. R.A. Williams as a Director, who             Mgmt          For                            For
       retires by rotation in terms of the Articles
       of Association

3.1    Approve, that unless otherwise determined by              Mgmt          For                            For
       the Company in general meeting, the revised
       annual fees payable by the Company to Non-Executive
       Directors, with effect from 01 APR 2009 as
       specified

3.2    Authorize the Directors, for the purposes of              Mgmt          For                            For
       rights offer and to the extent required thereto,
       to place the unissued ordinary shares in the
       capital of the Company under the control of
       the Directors, subject to the requirements
       of the Companies Act, 1973, and the Listings
       Requirement of the JSE Limited, to allot and
       issue these shares at such times and at such
       prices as they may determine, at their discretion;
       [Authority expires at the next AGM of the Company
       or 15 months]

       Transact such other business                              Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 IMPACT S.A., BUCHAREST                                                                      Agenda Number:  702305550
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3559A100
    Meeting Type:  OGM
    Meeting Date:  24-Apr-2010
          Ticker:
            ISIN:  ROIMPCACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IF YOU WISH YOU TO VOTE IN THIS GENERAL ASSEMBLY,         Non-Voting    No vote
       YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED
       CUTOFF DATE; ADDITIONALLY, IN ORDER TO PROCESS
       YOUR VOTING INSTRUCTIONS, PLEASE ALSO NOTE
       THAT THE COMPANY SPECIFIC POWER OF ATTORNEY
       MUST BE SIGNED AND SENT IN ORIGINAL (BANK REPLY
       DEADLINE -2) TO THE APPROPRIATE SUB CUSTODIAN.
       THIS DOCUMENT CAN BE RETRIEVED FROM THE HYPERLINK
       THAT IS PROVIDED WITH THIS BALLOT. PLEASE CONTACT
       YOUR INSTITUTION CLIENT SERVICE REPRESENTATIVE
       TO OBTAIN THE NAME OF THE SUB-CUSTODIAN THAT
       THIS FORM SHOULD BE MAILED. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       25 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU

1.     Approve the presentation of the Board of Administration   Mgmt          For                            For
       Report for FY 2009

2.     Approve the Auditor's Report for FY 2009                  Mgmt          For                            For

3.     Approve the Board of Administration Report for            Mgmt          For                            For
       FY 2009

4.     Approve the financial statements for 2009, and            Mgmt          For                            For
       grant discharge the Administrators from their
       duties for 2008 and profit assessment, Board
       proposal is to distribute the positive financial
       result to reserves

5.     Appointment of the financial External Auditor,            Mgmt          For                            For
       further to the expiration of the existent financial
       auditors mandate and establishing the period
       of the audit agreement

6.     Approve the Business Plan and of the Revenue              Mgmt          For                            For
       and Expense budget for 2010, including the
       administrators remuneration

7.     Approve the 11 MAY 2010 as registration date              Mgmt          For                            For
       for shareholders falling under the consequences
       of the General Assembly

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF COMPANY POA COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 IMPACT S.A., BUCHAREST                                                                      Agenda Number:  702305625
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3559A100
    Meeting Type:  EGM
    Meeting Date:  24-Apr-2010
          Ticker:
            ISIN:  ROIMPCACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IF YOU WISH YOU TO VOTE IN THIS GENERAL ASSEMBLY,         Non-Voting    No vote
       YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED
       CUTOFF DATE; ADDITIONALLY, IN ORDER TO PROCESS
       YOUR VOTING INSTRUCTIONS, PLEASE ALSO NOTE
       THAT THE COMPANY SPECIFIC POWER OF ATTORNEY
       MUST BE SIGNED AND SENT IN ORIGINAL (BANK REPLY
       DEADLINE -2) TO THE APPROPRIATE SUB CUSTODIAN.
       THIS DOCUMENT CAN BE RETRIEVED FROM THE HYPERLINK
       THAT IS PROVIDED WITH THIS BALLOT. PLEASE CONTACT
       YOUR INSTITUTION CLIENT SERVICE REPRESENTATIVE
       TO OBTAIN THE NAME OF THE SUB-CUSTODIAN THAT
       THIS FORM SHOULD BE MAILED. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       25 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU

1      Authorize the Board in order to the increase              Mgmt          For                            For
       of the share capital for the year April 2010-
       April 2011 with up tot 100% of the value of
       the actual share capital

2      Approve to renew the empowerment given to the             Mgmt          For                            For
       Board through the decision of the EGM dated
       29 APR 2009, respectively empower the Board
       to mandate other persons in order to conclude
       disposal documents having as the main object
       fields belonging to the Company (in a maximum
       surface of 2000 sm) identified by the Company,
       together with other real right related to the
       filed building which are to be alienated

3      Approve for modification of the constitutive              Mgmt          For                            For
       document the Company at the Articles 3.1.8,
       3.2.8.2, 3.3.8.1

4      Authorize the Board of administration to refinance        Mgmt          For                            For
       loans or reschedule the existing credits of
       the Company, according to the financial statements
       at 31 MAR 2010

5      Authorize the Board of administration to attract          Mgmt          For                            For
       new Articles credits for new projects and to
       constitute the related guarantees in a limit
       of EUR 5 million or RON equivalent

6      Approve of 11 MAY 2010 as registration date               Mgmt          For                            For
       for shareholders falling under the consequences
       of the general assembly

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF COMPANY POA. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 IMPALA PLATINUM HOLDINGS LTD                                                                Agenda Number:  702085792
--------------------------------------------------------------------------------------------------------------------------
        Security:  S37840113
    Meeting Type:  AGM
    Meeting Date:  22-Oct-2009
          Ticker:
            ISIN:  ZAE000083648
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Receive and approve the financial statements              Mgmt          For                            For
       for the YE 30 JUN 2009

O.2.1  Re-elect Ms. D. Earp as a Director                        Mgmt          For                            For

O.2.2  Re-elect Dr. K. Mokhele as a Director                     Mgmt          For                            For

O.2.3  Re-elect Ms. N.D.B. Orleyn as a Director                  Mgmt          For                            For

       Mr. S. Bessit retires at this meeting and does            Non-Voting    No vote
       not offer himself for re-election

O.3    Approve to determine the remuneration of the              Mgmt          For                            For
       Directors for the forthcoming year

O.4    Adopt the Amended Trust Deed constituting the             Mgmt          For                            For
       Morokotso Trust, as specified, in substitution
       for the existing Trust Deed approved by shareholders
       on 04 JUL 2006

S.1    Authorize the Directors, in terms of the Company's        Mgmt          For                            For
       Articles of Association, by way of a general
       authority to repurchase issued shares in the
       Company or to permit a subsidiary of the Company
       to purchase shares in the Company, as and when
       deemed appropriate, subject to the following
       requirements: that any such repurchase be effected
       through the order book operated by the JSE
       Limited [JSE] trading system and done without
       any priority understanding or agreement between
       the Company and the counterparty; that authorization
       thereto is given by the Company's Articles
       of Association; that a paid announcement giving
       such details as may be required in terms of
       JSE [Listings Requirements] be published when
       the Company or its subsidiaries have repurchased
       in aggregate 3% of the initial number of shares
       in issue, as at the time that the general authority
       was granted and for each 3% in aggregate of
       the initial number of shares which are acquired
       thereafter; that a general repurchase may not
       in the aggregate in any 1 FY exceed 10% of
       the number of shares in the Company issued
       share capital at the time this authority is
       given, provided that a subsidiary of the Company
       may not hold at any one time more than 10%
       of the number of issued shares of the Company;
       no purchase will be effected during a prohibited
       period [as specified by the JSE Listings Requirements]
       unless a repurchase programme is in place,
       where dates and quantities of shares to be
       traded during the prohibited period are fixed
       and full details of the programme have been
       disclosed in an announcement over SENS prior
       to the commencement of the prohibited period;
       at any one point in time, the Company may only
       appoint one agent to effect repurchases on
       the Company's behalf, the Company may only
       undertake a repurchase of securities if, after
       such repurchase of securities if, after such
       repurchase, the spread requirements of the
       Company comply with JSE Listings Requirements;
       in determining the price at which shares may
       be repurchased in terms of this authority,
       the maximum premium permitted is 10% above
       the weighted average traded price of the shares
       as determined over the 5 days prior to the
       date of repurchase the maximum price; and such
       repurchase shall be subject to the Companies
       Act 1973 [Act 61 of 1973] as amended[the Companies
       Act] and the applicable provisions of the JSE
       Listings Requirements, the Board of Directors
       of Implats [the Board] as at the date of this
       notice, has stated in intention to examine
       methods of returning capital to the shareholders
       in terms of the general authority granted at
       the last AGM; the Board believes it to be in
       the best interest of implants that shareholders
       pass a special resolution granting the Company
       and/or its subsidiaries a further general authority
       to acquire Implats shares, Such general authority
       will provide Implats and its subsidiaries with
       the flexibility, subject to the requirements
       of the Companies Act and the Listing Requirements,
       to purchase shares should it be in the interest
       of implats and/or subsidiaries at any time
       while the general authority subsists; the Board
       undertakes that they will not implement any
       repurchase during the period of this general
       authority unless: the Company and the Group
       will be able, in the ordinary course of business
       to pay their debts for a period of 12 months
       after the date of the AGM; the assets of the
       Company and the Group will be in excess of
       the combined liabilities of the Company and
       the Group for a period of 12 months after the
       date of the notice of the AGM, the assets and
       liabilities have been recognized and measured
       for this purpose in accordance with the accounting
       policies used in the latest audited annual
       Group financial statements; the Company's and
       the Group's ordinary share capital and reserves
       will, after such payment, be sufficient to
       meet their needs for a period of 12 months
       following the date of the AGM; the Company
       and the Group will, after such payment, have
       sufficient working capital to meet their needs
       for a period of 12 months following the date
       of the AGM; and a general repurchases of the
       Company's shares shall only take place after
       the JSE has received written confirmation from
       the Company's sponsor in respect of the Directors'
       working capital statement; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 15 months]




--------------------------------------------------------------------------------------------------------------------------
 IMPULSORA DEL DESARROLLO EMPLEO EN AMER LATINA S A B DE C V                                 Agenda Number:  702361798
--------------------------------------------------------------------------------------------------------------------------
        Security:  P5393B102
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  MX01ID000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Receive the report of compliance wit h the obligation     Mgmt          For                            For
       contained in Article    86, part XX, of the
       income tax law

II     Receive the the report from the general director          Mgmt          For                            For
       prepared in accordance with  article 44, part
       xi, of the securities market law and article
       172 of the      general mercantile companies
       law, accompanied by the opinion of the outside
       Auditor, regarding the operations and results
       of the company for the fiscal   year that ended
       on 31st DEC 2009, as well as the opinion of
       the board of      directors regarding the content
       of said report, ii. the report from the board
       of directors that is referred to in Article
       172, line b, of the general       mercantile
       companies law in which are contained the main
       accounting and       information policies and
       criteria followed in the preparation of the
       financial information of the company,
       iii. the report of the cntd..

-      cntd..activities and transactions in which the            Non-Voting    No vote
       board of directors intervened  in accordance
       with article 28, part iv, line e, of the securities
       market law, iv. the individual and consolidated
       financial statements of the company to 31 DEC
       2009, and v. the annual reports regarding the
       activities carried out by   the audit and corporate
       practices committees in accordance with article
       43,   part i and ii of the securities market
       law

III    Approve the allocation of results                         Mgmt          For                            For

IV     Approve the appointment and or ratification               Mgmt          For                            For
       o f the Members of the Board of   Directors
       and secretary of the Company

V      Approve the determination of the compensation             Mgmt          For                            For
       for the Members of the Board of Director s
       and secretary of the Company

VI     Approve the appointment and or ratification               Mgmt          For                            For
       of the corporate practices and    Audit Committees
       of the Company

VII    Approve the determination of the compensation             Mgmt          For                            For
       for the Members of the          corporate practices
       and Audit Committees of the Company

VIII   Approve the presentation, discussion and, if              Mgmt          For                            For
       relevant, the annual report in   regard to
       the acquisition o f shares of the Company in
       accordance with the    terms of Article 56
       of the securities market law and determination
       or         ratification of the maximum amount
       of funds that can be al located to the
       acquisition of share s of the company for the
       2010 FY

IX     Approve the designation of delegates who will             Mgmt          For                            For
       carry out and formalize the     resolutions
       passed at the meeting




--------------------------------------------------------------------------------------------------------------------------
 INA-INDUSTRIJA NAFTE D.D., ZAGREB                                                           Agenda Number:  702291256
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3583B108
    Meeting Type:  EGM
    Meeting Date:  19-Apr-2010
          Ticker:
            ISIN:  HRINA0RA0007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 19 APR 2010 AT 14:00. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS   WILL REMAIN VALID FOR
       ALL CALLS UNLESS THE AGENDA IS AMENDED. THANK
       YOU.

1      Opening of the assembly and checking the attendance       Mgmt          For                            For
       list

2      Amend the Articles of Association                         Mgmt          For                            For

3      Approve the amended draft of the Articles of              Mgmt          For                            For
       Association

4      Election of the Supervisory Board Member                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INA-INDUSTRIJA NAFTE D.D., ZAGREB                                                           Agenda Number:  702360912
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3583B108
    Meeting Type:  AGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  HRINA0RA0007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 MAY 2010 AT 14:00 P.M. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     Opening of the assembly and checking the attendance       Mgmt          For                            For
       list

2.     Approve the 2009 consolidated and unconsolidated          Mgmt          For                            For
       financial statements with Independent Auditor
       's report, reports on performance of INA, D.D.
       and INA Group in 2009 and Supervisory Board
       report on Supervision of INA's business in
       2009

3.     Approve the resolution on covering INA, D.D.              Mgmt          For                            For
       loss of the year 2009

4.     Ratify the members of the Management Board for            Mgmt          For                            For
       2009

5.     Ratify the members of the Supervisory Board               Mgmt          For                            For
       for 2009

6.     Appointment of the Independent audit for 2010             Mgmt          For                            For

7.     Approve the Management Board report on reasons            Mgmt          Against                        Against
       of partial exclusion of priority right in the
       process of issuing convertible bonds and exclusion
       of priority right in subscription of new shares
       to be issued for the purpose of converting
       the convertible bonds

8.     Approve the decision on exclusion of priority             Mgmt          Against                        Against
       right in subscription of convertible bonds

9.     Approve the decision on issuing convertible               Mgmt          Against                        Against
       bonds

10     Approve the decision on exclusion of priority             Mgmt          Against                        Against
       right in subscription of new shares

11.    Approve the decision on conditional increase              Mgmt          Against                        Against
       of share capital




--------------------------------------------------------------------------------------------------------------------------
 INDIA CEMENTS LTD                                                                           Agenda Number:  702048895
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y39167153
    Meeting Type:  AGM
    Meeting Date:  07-Aug-2009
          Ticker:
            ISIN:  INE383A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report, the              Mgmt          For                            For
       accounts of the Company for the YE 31 MAR 2009
       and the Auditors' report thereon

2.     Declare the dividend on equity shares                     Mgmt          For                            For

3.     Re-appoint Sri B.S. Adityan as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Sri K. Subramanian as a Director,              Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Sri R.K. Das as a Director, who retires        Mgmt          For                            For
       by rotation

6.     Appoint Messrs. Brahmayya & Co., and Messrs.              Mgmt          For                            For
       P.S. Subramania Iyer & Co., Chartered Accountants,
       Chennai as the Auditors of the Company including
       its branch offices to hold office from the
       conclusion of the sixty third AGM until the
       conclusion of the sixty fourth AGM and approve
       to fix their remuneration at INR 40,00,000
       each, exclusive of service tax and all traveling
       and out of pocket expenses which shall be reimbursed
       to them

7.     Appoint Sri. N. Srinivasan as a Director of               Mgmt          For                            For
       the Company subject to retirement by rotation

8.     Approve, in terms of Section 293[1][a] and other          Mgmt          For                            For
       applicable provisions, if any, of the Companies
       Act, 1956, to mortgaging and/or charging by
       the Board of Directors of the Company and/or
       conferring power to enter upon and to take
       possession of the assets of the Company in
       certain events to or in favour of the following
       banks and IDFC to secure the following loans;
       i) by way of first pari passu mortgage and
       charge on the immovable and movable fixed assets
       of the Company both present and future save
       and except book debts and subject to prior
       charge(s) created/to be created in favour of
       the Company's bankers on its current assets
       for securing the borrowings for working capital
       requirements, to and in favour of Punjab National
       Bank for its Rupee term loan of INR 250 Crores;
       ii) by way of first pari passu mortgage and
       charge on all the Company's immovable properties,
       present and future, pertaining to the cement
       manufacturing facilities to and in favour of
       Infrastructure Development Finance Company
       Limited [IDFC] for its Rupee term loan of INR
       75 Crores; and iii) by way of second pari passu
       mortgage and charge on the immovable and movable
       properties of the Company both present and
       future [other than current assets] to and in
       favour of banks for their revised fund based
       working capital facilities up to INR 400 crores
       and non-fund based working capital facilities
       up to INR 350 crores, together with interest
       thereon at the agreed rate, compound interest,
       additional interest, liquidated damages, commitment
       charges, premia on prepayment, costs, charges,
       expenses and other monies payable by the Company
       to the aforesaid banks and IDFC in terms of
       their heads of agreements/loan agreements/hypothecation
       agreements/subscription agreements/letters
       of sanction/Memorandum of terms and conditions
       entered into/to be entered into by the Company
       in respect of the said loans; and authorize
       the Board of Directors of the Company to finalize
       with the said banks and IDFC the documents
       for creating the aforesaid mortgage and/or
       charge and to do all such acts and things as
       may be necessary for giving effect to the above
       resolution

S.9    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81 and all other applicable provisions,
       if any, of the Companies Act, 1956 [including
       any amendment thereto or re-enactment thereof
       for the time being in force] and subject to
       all applicable Laws and regulations including
       but not restricted to the provisions of the
       Foreign Exchange Management Act, 1999 [FEMA]
       [including any amendment thereto or re-enactment
       thereof for the time being in force], the Issue
       of Foreign Currency Convertible Bonds and Ordinary
       Shares [through Depository Receipt Mechanism]
       Scheme, 1993, [including any amendment thereto],
       Foreign Exchange Management [Transfer or Issue
       of Security by a Person Resident Outside India]
       Regulations, 2000, [including any amendment
       thereto], Foreign Exchange Management [Transfer
       or Issue of any Foreign Security] Regulations,
       2004, [including any amendment thereto], SEBI
       [Disclosure & Investor Protection] Guidelines,
       2000, [SEBI Guidelines] [including any amendment
       thereto], applicable listing agreements entered
       into by the Company with the stock exchanges
       where the Company's Securities are listed [including
       any amendment thereto] and in accordance with
       the relevant provisions of the Memorandum and
       Articles of Association of the Company and
       subject to all necessary approvals, consents,
       permissions and/or sanctions of the Government
       of India [GOI], Reserve Bank of India [RBI],
       Securities and Exchange Board of India [SEBI],
       financial institutions, lenders and all other
       appropriate and/or relevant/concerned authorities,
       and subject to such conditions and modifications
       as may be prescribed by any of them while granting
       any such approval, consent, permission and/or
       sanction, to accept, if it thinks fit and in
       the interest of the Company, the Company do
       offer, issue, and allot from time to time,
       on such terms and conditions as may be decided
       and deemed appropriate by the Board in its
       absolute discretion at the time of issue or
       allotment, in one or more tranches, by way
       of public issue, preferential issue or private
       placement, offerings in Indian and /or International
       markets, further equity shares and/or Global
       Depository Shares [GDSs] and/or Global Depository
       Receipts [GDRs] and/or securities convertible
       into equity shares, and/or American Depository
       Receipts [ADRs] and/or Foreign Currency Convertible
       Bonds[FCCBs] representing Equity Shares and/or
       Debentures or Bonds convertible into Equity
       shares whether fully or partly and whether
       compulsorily or at the option of the Company
       or the holders thereof and/or any security
       linked to equity shares and/or Preference Shares
       whether cumulative/fully convertible and/or
       all or any of the aforesaid securities with
       or without detachable or non-detachable warrants,
       as the Company may be advised [hereinafter
       collectively referred to as the "Securities"]
       to eligible resident or non-resident/foreign
       investors [whether institutions and/or incorporated
       bodies and/or individuals and/or trusts and/or
       otherwise]/Foreign Institutional Investors
       [FIIs]/Qualified Institutional Buyers (QIBs)/Foreign
       Corporate Bodies (FCBs)/Foreign Companies/Mutual
       Funds/Pension Funds/Venture Capital Funds/Banks,
       Indian or of foreign origin and such other
       persons or entities, including the general
       public whether or not such investors are Members
       of the Company, to all or any of them, jointly
       or severally to be subscribed in Indian and/or
       Foreign currency(ies) through prospectus, offering
       letter, circular, Memorandum and/or through
       any other mode as may be deemed appropriate
       by the Board for an amount not exceeding USD
       100 million, including any premium and Green
       Shoe Option attached thereto, on such terms
       and conditions including pricing as the Board
       may in its sole discretion decide including
       the form and the persons to whom such securities
       may be issued and all other terms and conditions
       like price or prices, including premium, such
       interest or additional interest, at a discount
       or at a premium on the market price or prices
       and in such form and manner and on such terms
       and conditions or such modifications thereto,
       including the number of Securities to be issued,
       face value, rate of interest, redemption period,
       manner of redemption, amount of premium on
       redemption/prepayment, number of further equity
       shares to be allotted on conversion/redemption/extinguishment of debt(s), exercise of rights attached to
       the warrants, the ratio of exchange of shares
       and/or warrants and/or any other financial
       instrument, period of conversion, fixing of
       record date or book closure and all other related
       or incidental matters as the Board may in its
       absolute discretion think fit and decide in
       consultation with the appropriate authority(ies),
       the merchant banker[s] and/or book runner[S]and/or
       lead manager(s) and/or underwriter(s) and/or
       advisor(s) and/or trustee[S] and/or such other
       person[S], but without requiring any further
       approval or consent from the shareholders and
       also subject to the applicable regulations/guidelines
       for the time being in force; approve that,
       without prejudice to the generality of the
       above and subject to all applicable laws, the
       aforesaid issue of Securities may have all
       or any terms or combination of terms including
       but not limited to conditions in relation to
       payment of interest, additional interest, premium
       on redemption, prepayment and any other debt
       service payments whatsoever and all such terms
       as are provided in issue of securities of this
       nature internationally including terms for
       issue of equity shares upon conversion of the
       Securities or variation of the conversion price
       of the Securities during the term of the Securities;
       authorize the Board, if it deems fit in its
       absolute discretion, to allot Securities up
       to 15% of issue if relevant and appropriate,
       so however, the overall quantum of money raised
       including any premium shall be for an amount
       not exceeding USD 100 million, to the Stabilization
       Agent by availing a Green Shoe Option subject
       to the provisions of relevant guidelines, as
       may be applicable, and enter into and execute
       all such agreements and arrangements with any
       Merchant Banker(s), Book Runner(s), Lead Manager(s),
       Co-Lead Manager(s), Manager(s), Advisor(s),
       Underwriter(s), Guarantor(s), Depository(ies),
       Custodian(s), Trustee(s), Stabilization Agent
       as the case may be, involved or concerned in
       such offerings of Securities and to pay all
       such fee/expenses as may be mutually agreed
       between the Company and the said Stabilization
       Agent; approve that, in the event of issue
       of securities by way of Global Depository Shares
       [GDSs] and/or Global Depository Receipts [GDRs]
       and/or securities convertible into equity shares,
       and/or American Depository Receipts [ADRs]
       and/or Foreign Currency Convertible Bonds [FCCBs]
       the relevant date on the basis of which price
       of resultant shares shall be determined as
       specified under applicable Law, shall be the
       date of the meeting in which the Board or the
       Committee of Directors duly authorized by the
       Board decides to open the proposed issue of
       securities; and approve that, in the event
       of issue of securities by way of a Qualified
       Institutional Placement in terms of Chapter
       XIII-A of SEBI [Disclosure & Investor Protection]
       Guidelines, 2000:...CONTD

       CONTD...i) the relevant date on the basis of              Non-Voting    No vote
       which price of resultant shares shall be determined
       as specified under applicable law, shall be
       the date of the meeting in which the Board
       or the Committee of Directors duly authorized
       by the Board decides to open the proposed issue
       of securities; ii) the allotment of securities
       shall be completed within 12 months from the
       date of this resolution approving the proposed
       issue or such other time as may be allowed
       by the relevant SEBI Guidelines from time to
       time; and iii) the Securities shall not be
       sold for a period of one year from the date
       of allotment, except on a recognized stock
       exchange, or except as may be permitted from
       time to time by the relevant SEBI Guidelines;
       approve that the Securities issued in foreign
       markets shall be deemed to have been made abroad
       and/or in the market and/or at the place of
       issue of the securities in the international
       market and may be governed by applicable foreign
       laws; authorize the Board to enter into and
       execute all such agreements and arrangements
       with any merchant banker(s), book runner(s),
       lead manager(s), co-lead manager(s), manager(s),
       advisor(s), underwriter(s), guarantor(s), depository(ies), custodian(s), trustee(s), Stabilization agent
       and all such agencies as may be involved or
       concerned in such offerings of Securities and
       to remunerate all such agencies by way of commission,
       brokerage, fees, expenses incurred in relation
       to the issue of Securities and other expenses,
       if any, or the like and also to seek listing
       of underlying shares/securities in one or more
       Indian/International stock exchanges, to finalize
       and approve the offering circular/placement
       document for the proposed issue of the securities
       and to authorize any Director or Directors
       of the Company or any other officer or officers
       of the Company to sign the above documents
       for and on behalf of the Company together with
       the authority to amend, vary or modify the
       same as such authorized persons may consider
       necessary, desirable or expedient and for the
       purpose aforesaid to give such declarations,
       affidavits, certificates, consents and/or authorities
       as may, in the opinion of such authorized person,
       be required from time to time, and to arrange
       for the submission of the offering circular/placement
       document, and any amendments and supplements
       thereto, with any applicable stock exchanges
       [whether in India or abroad] government and
       regulatory authorities, institutions or bodies,
       as may be required; authorize the Board and/or
       an agency or body, may issue or the issue of
       Depository Receipt(s)/Share Certificate(s)/foreign
       currency convertible bonds and/or other forms
       of securities, representing the Securities
       issued by the Company in registered or bearer
       form with such features and attributes as are
       prevalent in Indian and/or International capital
       markets for instruments of this nature and
       to provide for the tradability or free transferability
       thereof, as per the Indian/International practices
       and regulations and the recording of any amendment
       thereto with the United States Securities and
       Exchange Commission and such other relevant
       regulatory authority as may be necessary and
       under the norms and practices prevalent in
       the Indian/International markets; authorize
       the Board, to issue and allot such number of
       equity shares as may be required to be issued
       and allotted upon conversion of any securities
       or as may be necessary in accordance with the
       terms of the offering, all such equity shares
       ranking pari passu with the existing equity
       shares of the Company in all respects including
       dividend; approve, subject to the applicable
       laws, such of these Securities to be issued,
       as are not subscribed, may be disposed of by
       the Board to such person(s) and in such manner
       and on such terms as the Board may in its absolute
       discretion think most beneficial to the Company,
       including offering or placing them with resident
       or non-resident/foreign investor(s) (whether
       institutions and/or Incorporated bodies and/or
       individuals and/or trusts and/or otherwise)/Foreign
       Institutional Investors (FIIs)/Qualified Institutional
       Buyers (QIBs)/Foreign Corporate Bodies [FCBs]/Foreign
       Companies/Mutual Funds/Pension Funds/Venture
       Capital Funds/banks and/or employees and business
       associates of the Company or such other person(s)
       or entity(ies) or otherwise, to all or any
       of them, jointly or severally, whether or not
       such investors are Members of the Company,
       as the Board may in its absolute discretion
       decide; authorize the Board, for the purpose
       of giving effect to the above resolutions,
       on behalf of the Company to agree to and make
       and accept such conditions, modifications and
       alterations stipulated by any of the relevant
       authorities while according approvals, consents
       or permissions to the issue as may be considered
       necessary, proper and expedient and to do all
       such acts, deeds, matters and things as it
       may, in its absolute discretion, deem necessary
       or desirable for such purpose, including without
       limitation the entering into of underwriting,
       marketing, depository, custodian and trustee
       arrangements and with power on behalf of the
       Company to settle any questions, difficulties
       or doubts that may arise in regard to any such
       issue(s)/offer(s) or allotment(s) or otherwise
       and utilization of the issue proceeds and/or
       otherwise to alter or modify the terms of issue,
       if any, as it may in its absolute discretion
       deem fit and proper without being required
       to seek any further consent or approval of
       the Company to the end and intent and the Company
       shall be deemed to have given its approval
       thereto expressly by the authority of this
       resolution; authorize the Board or any Director(s)
       or any officer(s) of the Company designated
       by the Board, on behalf of the Company to do
       such acts, deeds, matters and things as it/they
       may at its/their discretion deem necessary
       or desirable for such purpose, including without
       limitation, if required, filing a Registration
       Statement and other relevant documents with
       United States Securities and Exchange Commission,
       or such other regulatory authority as may be
       necessary for listing the Securities on the
       Luxembourg Stock Exchange and/or New York Stock
       Exchange ["NYSE"] and/or NASDAQ and/or London
       Stock Exchange and/or Singapore Exchange Securities
       Trading Limited and/or such other international
       stock exchanges and the entering into of depository
       arrangements in regard to any such issue or
       allotment as it/they may in its/their absolute
       discretion deem fit; authorize the Board, pursuant
       to Section 293 (1)(a) and other applicable
       provisions of the Companies Act, 1956, to secure,
       if deemed fit and relevant, the entire or any
       part of the Securities together with interest,
       costs, charges and other amounts payable in
       respect thereof by creation of mortgage/charge
       on the whole or part of the Company's immovable
       and/or movable properties/undertakings, present
       and/or future with such ranking and other terms
       as may be decided by the Board and for that
       purpose to accept such terms and conditions
       and to execute such documents and writings
       as the Board may consider necessary or proper,
       and to delegate all or any of the powers herein
       conferred to any Committee of Directors or
       Managing Director or any Director or any other
       officer or officers of the Company to give
       effect to the aforesaid resolutions




--------------------------------------------------------------------------------------------------------------------------
 INDIABULLS FINANCIAL SERVICES LTD                                                           Agenda Number:  702037284
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y39129104
    Meeting Type:  EGM
    Meeting Date:  18-Jul-2009
          Ticker:
            ISIN:  INE894F01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81(1A) and all other applicable
       provisions, if any, of the Companies Act, 1956
       [including any amendments thereto or re-enactment
       thereof] [Companies Act], the provisions of
       Chapter XIII-A 'Guidelines for Qualified Institutions
       Placement' of the SEBI [Disclosure and Investor
       Protection], Guidelines, 2000, as amended from
       time to time, [SEBI Guidelines], the listing
       agreements with each of the Stock Exchange
       where the Company's equity shares are listed
       [the Listing Agreements] and the provisions
       of the Foreign Exchange Management Act, 2000
       [FEMA], Foreign Exchange Management [Transfer
       or Issue of Security by a Person Resident Outside
       India] Regulations, 2000, as amended form time
       to time, and such other statutes, notifications,
       circulars, rules and regulations as may be
       applicable and relevant, and the Memorandum
       and Articles of Association of the Company,
       and subject to such approvals, consents, permissions
       and sanctions, if any, of the Government of
       India [the GOI], the Reserve Bank of India
       [the RBI ], the Foreign Investment Promotion
       Board [the FIPB], the Securities and Exchange
       Board of India [the SEBI], Stock Exchange and
       any other appropriate authorities, institutions
       or bodies, as may be necessary, and subject
       to such conditions as may be prescribed by
       any of them in grating such approvals, consents,
       permissions and sanctions which may be agreed
       to by the Board of Directors of the Company
       [hereinafter referred to as the Board which
       term shall be deemed to include any Committee
       thereof, constituted or to be constituted],
       in its absolute discretion, to create, offer,
       issue and allot, in one or more trances, Equity
       Shares or Fully Convertible Debentures [FCDs]/
       Partly Convertible Debentures [PCDs] or any
       other securities [other than warrants], which
       are convertible into or Exchange with Equity
       Shares of the Company, at a later date [hereinafter
       collectively referred to as Other Specified
       Securities and together with Equity Shares
       referred to as the 'Specified Securities' within
       the meaning of the SEBI Guidelines] or any
       combination of Specified Securities as may
       be decided by the Board, for an amount up to
       USD 200 million or its Indian Rupee equivalent,
       inclusive of such premium, as may be finalized
       by the Board, to Qualified Institutional Buyers
       [as specified in the SEBI [Disclosure and Investor
       Protection] Guidelines, 2000 as amended from
       time to time] pursuant to Qualified Institutional
       Placement, as provided under the SEBI Guidelines
       at such price being not less than the price
       determined in accordance with the pricing formula
       of the aforementioned SEBI Guidelines and such
       issue and allotment to be made on such terms
       and conditions as may be decided by the Board
       at the time of issue or allotment of the Specified
       Securities; approve that the relevant date
       for the purpose of pricing of the Specified
       Securities proposed to be issued in accordance
       with the SEBI Guidelines, shall be the date
       of the meeting in which the Board [which expression
       includes any Committee thereof constituted
       or to be constituted] decides to open the issue
       of the Specified Securities, subsequent to
       the receipt of shareholders' approval in terms
       of Section 81(1A) and other applicable provisions,
       if any, of the Companies Act, 1956 and other
       applicable laws, regulations and guidelines
       in relation to the proposed issue of the Specified
       Securities, through a Qualified Institutions
       Placement in accordance with the SEBI Guidelines
       as mentioned in the Resolution; approve that:
       i) the Specified Securities to be created,
       offered, issued and allotted shall be subject
       to the provisions of the Memorandum and Articles
       of Association of the Company; ii) the Equity
       Shares proposed to be issued though the Qualified
       Institutions Placement in accordance with SEBI
       Guidelines or the Equity Shares that may be
       issued and allotted on conversion of the Other
       Specified Securities issued through a Qualified
       Institutions Placement as aforesaid shall rank
       pari passu with the then existing Equity Shares
       of the Company in all respect including dividend;
       and iii) the number and/or conversion price
       in relation to Equity Shares that may be issued
       and allotted on conversion of Other Specified
       Securities that may be issued through a Qualified
       Institutions Placement in accordance with the
       SEBI Guidelines as mentioned in this resolution
       shall be appropriately adjusted for corporate
       actions such as bonus issue, rights issue,
       split and consolidation of share capital, merger,
       demerger, transfer of undertaking, sale of
       division or any such capital or corporate restructuring;
       approve that without prejudice to the generality
       of the above, subject to applicable laws and
       subject to approval, consents, permissions,
       if any of any governmental body, authority
       or regulatory institution including any conditions
       as may be prescribed in granting such approval
       or permissions by such governmental authority
       or regulatory institution, the aforesaid Specified
       Securities may have such features and attributes
       or any terms or combination of terms that provide
       for the tradability and free transferability
       thereof in accordance with the prevailing practices
       in the capital markets including but not limited
       to the terms and conditions for issue of additional
       Specified Securities; authorize the Board,
       subject to applicable laws, regulations and
       guidelines in its absolute discretion in such
       manner as it may deem fit, to dispose of such
       Specified Securities that are not subscribed;
       authorize the Board, for the purpose of giving
       effect to the above resolution, to do all such
       acts, deeds, matters and things including but
       not limited to finalization and approval of
       the preliminary as well as final offer document(s),
       determining the form and manner of the issue,
       including the class of investors to whom the
       Specified Securities are to be issued and allotted,
       number of Specified Securities to be allotted,
       issue price, face value, premium amount on
       issue/conversion of Other Specified Securities,
       if any, rate of interest, execution of various
       transaction documents, creation of mortgage/charge
       in accordance with Section 293(1)(a) of the
       Companies Act, in respect of any Specified
       Securities as may be required either on pari
       passu basis or otherwise, as it may in its
       absolute discretion deem fit to settle all
       questions, difficulties or doubts that may
       arise in regard to the issue, offer or allotment
       of Specified Securities and utilization of
       the issue proceeds as it may in its absolute
       discretion deem fit without being required
       to seek any further consent or approval of
       the Members or otherwise to the end and intent
       that the Members shall he deemed to have given
       their approval thereto expressly by the authority
       of this resolution; authorize the Board to
       appoint such consultants, lead manager, underwriters,
       guarantors, depositories, custodians, registrars,
       bankers, lawyers, underwriters, merchant bankers
       and any other advisors and professionals and
       intermediaries as may be required and to pay
       them such fees, commission and other expenses
       as it deem fit and entering into or execution
       of all such agreements/arrangements/MoUs/documents
       with any such agencies, listing of the Specified
       Securities and the Equity Shares to be issued
       on conversion of the Other Specified Securities,
       if any, on any Stock Exchanges, authorizing
       any Director(s) or any Officer(s) of the Company
       CONTD....

       ... CONTD to sign for and on behalf of the Company        Non-Voting    No vote
       the offer document(s), agreements(s), arrangement(s),
       application(s), authority letter(s), or any
       other related paper(s)/document(s), give any
       undertaking(s), affidavit(s), certificate(s),
       declaration(s) as he may in his absolute discretion
       deem fit including the authority to amend or
       modify the aforesaid document(s); and authorize
       the Board to delegate all or any of the powers
       herein conferred to any Committee of the Directors
       or Chief Executive Officer or any Executive
       Director or Directors or any other officer
       or officers of the Company to give effect to
       the aforesaid resolution




--------------------------------------------------------------------------------------------------------------------------
 INDIABULLS FINL SVCS LTD                                                                    Agenda Number:  702095729
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y39129104
    Meeting Type:  AGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  INE894F01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2009, profit and loss account
       for the YE on that date and the reports of
       the Board of Directors and the Auditors thereon

2.     Declare a dividend on equity shares for the               Mgmt          For                            For
       YE 31 MAR 2009

3.     Re-appoint Mr. Prem Prakash Mirdha as a Director,         Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. Aishwarya Katoch as a Director,            Mgmt          For                            For
       who retires by rotation

5.     Appoint M/s. Deloitte Haskins & Sells, Chartered          Mgmt          For                            For
       Accountants, as the Auditors of the Company,
       to hold office from the conclusion of this
       AGM until the conclusion of the next AGM of
       the Company on such remuneration as may be
       fixed by the Board of Directors

6.     Authorize the Company, pursuant to the provisions         Mgmt          For                            For
       of Section 61 of Companies Act, 1956 and other
       applicable provisions of the laws, rules and
       regulations for the time being in force, the
       consent of the Members, to utilize the proceeds
       arising out of the issue of equity shares allotted
       pursuant to the placement document dated 21
       JUL 2009 filed by the Company with the National
       Stock Exchange of India Limited and the Bombay
       Stock Exchange Limited on 22 JUL 2009 for the
       specified purposes; and authorize the Board,
       for the purpose of giving effect to the above
       resolution, to do all such acts, deeds, matters
       and things as it may in its absolute discretion
       deem fit and to settle all questions, difficulties
       or doubts that may arise in regard to the utilization
       of the issue proceeds as it may in its absolute
       discretion deem fit without being required
       to seek any further consent or approval of
       the Members or otherwise to the end and intent
       that the Members shall be deemed to have given
       their approval thereto expressly by the authority
       of this resolution; to delegate all or any
       of the powers herein conferred to any committee
       of Directors or Chief Executive Officer or
       any Executive Director or Directors or any
       Other Officer or Officers of the Company to
       give effect to the aforesaid resolution

7.     Re-appoint, pursuant to the provisions of Section         Mgmt          For                            For
       198, 269, 309, 310 and other applicable provisions,
       if any, of the Companies Act, 1956 [Act] and
       Schedule XIII to the Act [including any statutory
       modification(s) or re-enactment thereof, for
       the time being in force], consent of the Company,
       Mr. Gagan Banga as its Whole time Director
       for a further period of 5 years, with effect
       from 29 MAR 2010 up to a remuneration of INR
       5,00,00,000 per annum along with the benefits
       as per the Company rules and policies, so however
       that the actual remuneration, payable to Mr.
       Banga during his tenure shall be as recommended
       by the Remuneration Committee and approved
       by the Board, within the said overall limit;
       authorize the Board of Directors of the Company
       to take such steps and do all acts, deeds and
       things as may be necessary or desirable to
       give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 INDIABULLS REAL ESTATE LTD                                                                  Agenda Number:  702096670
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3912A101
    Meeting Type:  AGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  INE069I01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2009, profit and loss account
       for the YE on that date, the reports of the
       Board of Directors and the Auditors thereon

2.     Re-appoint Mr. Prem Prakash Mirdha as a Director,         Mgmt          For                            For
       who retires by rotation

3.     Re-appoint Mr. Narendra Gehlaut as a Director,            Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. Vipul Bansal as a Director, who            Mgmt          For                            For
       retires by rotation

5.     Appoint M/s. Ajay Sardana Associates Chartered            Mgmt          For                            For
       Accountants, as the Auditors of the Company,
       to hold office until the conclusion of the
       next AGM of the Company on such remuneration
       as may be fixed by the Board of Directors

6.     Authorize the Company, pursuant to the provisions         Mgmt          For                            For
       of Section 61 of the Companies Act, 1956 and
       other applicable provisions of the laws, rules
       and regulations for the time being in force,
       to utilize the proceeds arising out of the
       issue of equity shares allotted pursuant to
       the placement document dated 19 MAY 2009 [the
       Placement Document] filed by the Company with
       the National Stock Exchange of India Limited
       and the Bombay Stock Exchange Limited on 20
       MAY 2009 for the specified purposes; authorize
       the Board, for the purpose of giving effect
       to the above resolution, to do all such acts,
       deeds, matters and things as it may in its
       absolute discretion deem fit and to settle
       all questions, difficulties or doubts that
       may arise in regard to utilization of the issue
       proceeds as it may in its absolute discretion
       deem fit without being required to seek any
       further consent or approval of the Members
       or otherwise to the end and intent that the
       members shall be deemed to have given their
       approval thereto expressly by the authority
       of this resolution; to delegate all or any
       of the powers herein conferred to any committee
       of Directors or to the Chief Executive Officer
       or any executive Director or Directors or any
       other officer or officers of the Company to
       give effect to the aforesaid resolution

7.     Re-appoint, pursuant to the provisions of Sections        Mgmt          For                            For
       198, 269, 309, 310 and other applicable provisions,
       if any, of the Companies Act, 1956 [Act] and
       Schedule XIII to the Act [including any statutory
       modification[s] or reenactment of the Act,
       for the time being in force], Mr. Narendra
       Gehlaut as its Joint Managing Director for
       a further period of 5 years, with effect from
       09 JAN 2010, up to a remuneration of INR 5
       crores per annum along with the benefits as
       per the Company rules & policies, so however
       that the actual remuneration, payable to Mr.
       Gehlaut during his tenure, shall be as recommended
       by the Remuneration Committee and approved
       by the Board, within the said overall limit;
       authorize the Board of Directors of the Company
       to take such steps and do all other acts, deeds
       and things as may be necessary or desirable
       to give effect to this resolution

8.     Re-appoint, pursuant to the provisions of Sections        Mgmt          For                            For
       198, 269, 309, 310 and other applicable provisions,
       if any, of the Companies Act, 1956 [Act] and
       Schedule XIII to the Act [including any statutory
       modification[s] or re-enactment of the Act,
       for the time being in force], Mr. Vipul Bansal
       as its Joint Managing Director for a further
       period of 5 years, with effect from 09 JAN
       2010, up to a remuneration of INR 5 crores
       per annum along with the benefits as per the
       Company rules & policies, so however that the
       actual remuneration, payable to Mr. Bansal
       during his tenure, shall be as recommended
       by the Remuneration Committee and approved
       by the Board, within the said overall limit;
       authorize the Board of Directors of the Company
       to take such steps and do all other acts, deeds
       and things as may be necessary or desirable
       to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 INDIABULLS REAL ESTATE LTD                                                                  Agenda Number:  702097090
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3912A101
    Meeting Type:  OTH
    Meeting Date:  04-Oct-2009
          Ticker:
            ISIN:  INE069I01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION
       "1". THANK YOU.

S.1    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 372A
       and other applicable provisions, if any, of
       the Companies Act, 1956 [including any other
       statutory modification(s) or re-enactment thereof,
       for the time being in force] and subject to
       such other approval(s) of regulatory authorities,
       wherever necessary to: a) give loans up to
       an aggregate value of INR 20,000 crore each
       to Indiabulls Power Limited ('IPL') or Indiabulls
       Realtech Limited ('IRL') or Indiabulls CSEB
       Bhaiyathan Power Limited ('ICBPL') or Indiabulls
       Powergen Limited ('IPGL') or to any other subsidiary(ies)
       of IPL, and/or; b) give guarantee or provide
       security up to an aggregate value of INR 20,000
       crore each in connection with a loan made by
       any other person to, or to any other person
       by IPL or IRL or ICBPL or IPGL or by any other
       subsidiary(ies) of IPL, and/or; C) provide
       security by way of pledge of up to 100% of
       the shares held by the Company in the paid-up
       equity share capital of IPL, in connection
       with loan(s) made by any Financial Institutions/Banks
       or other entities to IPL or IRL or ICBPL or
       IPGL or to any other subsidiary(ies) of IPL,
       and/or; d) invest Company's funds up to an
       aggregate value of INR 20,000 crore each into
       IPL or IRL or ICBPL or IPGL or to any other
       subsidiary(ies) of IPL, by way of acquisition,
       subscription and/or in any other manner to
       any securities comprising of equity shares,
       convertible or non-convertible preference shares,
       optionally or compulsorily convertible debentures
       or any other securities, in one or more tranches
       from time to time, notwithstanding that the
       aggregate of loans and investments so far made
       in or to be made in and the guarantees or securities
       so far given or to be given to all bodies corporate
       may exceed the limits prescribed under the
       Section and other applicable provisions, if
       any, of the Companies Act, 1956; authorize
       the Directors of the Company to negotiate the
       terms and conditions of the proposed investment/guarantee/security/loans as may be deemed fit and in the best interest
       of the Company, and to sign and to execute
       all such deeds, applications, documents loan
       agreements and writings that may be required
       to be signed on behalf of the Company in connection
       with such investment /guarantee/security/loans
       and generally to do all such acts, deeds and
       things that may be necessary, proper, expedient
       or incidental for the purpose of giving effect
       to this Resolution




--------------------------------------------------------------------------------------------------------------------------
 INDIABULLS REAL ESTATE LTD                                                                  Agenda Number:  702240196
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3912A101
    Meeting Type:  EGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  INE069I01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board of Directors of the Company           Mgmt          For                            For
       pursuant to the provisions of Section 372A
       and other applicable provisions, if any, of
       the Companies Act,   1956  including any statutory
       modification s  or re-enactment , for the time
       being in force  and subject to the approval/consent
       of such appropriate       authorities including
       that of the Central Government and Reserve
       Bank of      India, where necessary, to further
       invest Company's funds into India bulls
       Property Builders Limited, a subsidiary of
       the Company, by way of             subscription
       to any securities comprising of equity shares,
       convertible or    non convertible preference
       shares, optionally convertible debentures and/or
       through purchase of existing securities and/or
       in any other manner, for       aggregate sums
       upto INR 500 crores, notwithstanding that the
       aggregate of     loans and investments so far
       made in or to be made in and the guarantees
       or   securities so far given or to be given
       to all bodies corpora

-      CONTD...under the section; and to negotiate               Non-Voting    No vote
       the terms and conditions of the   proposed
       investment on behalf of the Company and decide
       upon the proposed     acquisition / investment
       as it deems fit and in the best interest of
       the      Company and take all such steps as
       may be necessary to complete the above
       investments, to settle all matters arising
       out of and incidental thereto, and to sign
       and execute all deeds, applications, documents
       and writings that may  be required to be signed,
       on behalf of the Company, in connection with
       such   investment and generally to do all such
       acts, deeds and things that may be    necessary,
       proper, expedient or incidental for the purpose
       of giving effect   to the aforesaid resolution

S.2    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions   of Section 372A
       and other applicable provisions, if any, of
       the Companies     Act, 1956  including any
       statutory modification s  or re-enactment thereof,
       for the time being in force  and subject
       to the approval/consent of such      appropriate
       authorities including that of the Central Government
       and Reserve  Bank of India, where necessary,
       to further invest Company's funds into India
       bulls Developers and Infrastructure Limited,
       a subsidiary of the Company, by  way of subscription
       to any securities comprising of equity shares,
       convertible or non convertible preference
       shares, optionally convertible      debentures
       and/or through purchase of existing securities
       and/or in any other manner, for aggregate sums
       upto INR 500 crores, notwithstanding that the
       aggregate of loans and investments so
       far made in or to be made in and the    guarantees
       or securities so far given or to be..CONTD.

-      CONTD..given to all bodies corporate may exceed           Non-Voting    No vote
       the limits prescribed under   the section;
       and to negotiate the terms and conditions of
       the proposed        investment on behalf of
       the Company and decide upon the proposed acquisition
       / investment as it deems fit and in the best
       interest of the Company and take all such steps
       as may be necessary to complete the above investments,
       to      settle all matters arising out of and
       incidental thereto, and to sign and     execute
       all deeds, applications, documents and writings
       that may be required  to be signed, on behalf
       of the Company, in connection with such investment
       and generally to do all such acts, deeds
       and things that may be necessary,    proper,
       expedient or incidental for the purpose of
       giving effect to the       aforesaid resolution

S.3    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions   of Section 372A
       and other applicable provisions, if any, of
       the Companies     Act, 1956  including any
       statutory modification s  or re-enactment thereof,
       for the time being in force  and subject
       to the approval/consent of such      appropriate
       authorities including that of the Central Government
       and Reserve  Bank of India, where necessary,
       to further invest Company's funds into India
       bulls Malls Limited, a subsidiary of the Company,
       by way of subscription to   any securities
       comprising of equity shares, convertible or
       non convertible    preference shares, optionally
       convertible debentures and/or through purchase
       of existing securities and/or in any other
       manner, for..CONTD..

-      CONTD..aggregate sums upto INR 500 crores, notwithstandingNon-Voting    No vote
       that the aggregate of loans and investments
       so far made in or to be made in and the guarantees
       or securities so far given or to be given
       to all bodies corporate may exceed  the limits
       prescribed under the Section; to negotiate
       the terms and           conditions of the proposed
       investment on behalf of the Company and decide
       upon the proposed acquisition / investment
       as it deems required to be signed, on behalf
       of the Company, in connection with such investment
       and generally to do all such acts, deeds and
       things that may be necessary, proper, expedient
       or incidental for the purpose of giving effect
       to the aforesaid resolution

S.4    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions   of Section 372A
       and other applicable provisions, if any, of
       the Companies     Act, 1956  including any
       statutory modification s  or re-enactment thereof,
       for the time being in force  and subject
       to the approval/consent of such      appropriate
       authorities including that of the Central Government
       and Reserve  Bank of India, where necessary,
       to further invest Company's funds into Serida
       Constructions Limited, a subsidiary of the
       Company, by way of subscription to any securities
       comprising of equity shares, convertible or
       non convertible    preference shares, optionally
       convertible debentures and/or through purchase
       of existing securities and/or in any other
       manner, for aggregate sums upto    INR 100
       crores, notwithstanding that the aggregate
       of loans and investments   so far made in or
       to be made in and the guarantees or securities
       so far given or to be given to all..CONTD..

-      CONTD..bodies corporate may exceed the limits             Non-Voting    No vote
       prescribed under the section;   and to negotiate
       the terms and conditions of the proposed investment
       on       behalf of the Company and decide upon
       the proposed acquisition / investment   as
       it deems fit and in the best interest of the
       Company and take all such     steps as may
       be necessary to complete the above investments,
       to settle all    matters arising out of and
       incidental thereto, and to sign and execute
       all    deeds, applications, documents and writings
       that may be required to be        signed, on
       behalf of the Company, in connection with such
       investment and      generally to do all such
       acts, deeds and things that may be necessary,
       proper, expedient or incidental for
       the purpose of giving effect to the       aforesaid
       resolution

S.5    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions   of Section 372A
       and other applicable provisions, if any, of
       the Companies     Act, 1956  including any
       statutory modification s  or re-enactment thereof,
       for the time being in force  and subject
       to the approval/consent of such      appropriate
       authorities including that of the Central Government
       and Reserve  Bank of India, where necessary,
       to further invest Company's funds into Lenus
       Developers Limited, a subsidiary of the Company,
       by way of subscription to    any securities
       comprising of equity shares, convertible or
       non convertible    preference shares, optionally
       convertible debentures and/or through purchase
       of existing securities and/or in any other
       manner, for aggregate. sums upto   INR 100
       crores, notwithstanding that the aggregate
       of loans and investments   so far made in or
       to be made in and the guarantees or securities
       so far given or to be...CONTD..

-      CONTD..given to all bodies corporate may exceed           Non-Voting    No vote
       the limits prescribed under   the section;
       and to negotiate the terms and conditions of
       the proposed        investment on behalf of
       the Company and decide upon the proposed acquisition/
       investment as it deems fit and in the best
       interest of the Company and take   all such
       steps as may be necessary to complete the above
       investments, to      settle all matters arising
       out of and incidental thereto, and to sign
       and     execute all deeds, applications, documents
       and writings that may be required  to be signed,
       on behalf of the Company, in connection with
       such investment    and generally to do all
       such acts, deeds and things that may be necessary,
       proper, expedient or incidental for the
       purpose of giving effect to the       aforesaid
       resolution

S.6    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions   of Section 372A
       and other applicable provisions, if any, of
       the Companies     Act, 1956  including any
       statutory modification s  or re-enactment thereof,
       for the time being in force  and subject
       to the approval/consent of such      appropriate
       authorities including that of the Central Government
       and Reserve  Bank of India, where necessary,
       to further invest Company's funds into Serida
       Properties Limited, a subsidiary of the Company,
       by way of subscription to    any securities
       comprising of equity shares, convertible or
       non convertible    preference shares, optionally
       convertible debentures and/or through purchase
       of existing securities and/or in any other
       manner, for aggregate sums upto    INR 100
       crores, notwithstanding that the aggregate
       of loans and investments   so far made in or
       to be made in and the guarantees or securities
       so far given or to be given to all bodies corporate
       m

-      CONTD..exceed the limits prescribed under the             Non-Voting    No vote
       section; and to negotiate the   terms and conditions
       of the proposed investment on behalf of the
       Company and  decide upon the proposed acquisition
       / investment as it deems fit and in the  best
       interest of the Company and take all such steps
       as may be necessary to   complete the above
       investments, to settle all matters arising
       out of and      incidental thereto, and to
       sign and execute all deeds, applications,
       documents and writings that may be
       required to be signed, on behalf of the
       Company, in connection with such investment
       and generally to do all such      acts, deeds
       and things that may be necessary, proper, expedient
       or incidental for the purpose of giving effect
       to the aforesaid resolution

S.7    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to the provisions of Section 372A and other
       applicable provisions, if any, of the Companies
       Act, 1956      including any statutory modification
       s  or re-enactment thereof, for the time being
       in force  and subject to the approval/consent
       of such appropriate       authorities including
       that of the Central Government and Reserve
       Bank of      India, where necessary, to further
       invest Company's funds into Ashkit Real
       Estate Limited, a subsidiary of the Company,
       by way of subscription to any    securities
       comprising of equity shares, convertible or
       non convertible        preference shares, optionally
       convertible debentures and/or through purchase
       of existing securities and/or in any other
       manner, for aggregate sums upto    INR 100
       crores, notwithstanding that the aggregate
       of loans and investments   so far made in or
       to be made in and the guarantees or securities
       so far given or to be given to..CONTD..

-      CONTD..all bodies corporate may exceed the limits         Non-Voting    No vote
       prescribed under the        section; and to
       negotiate the terms and conditions of the proposed
       investment on behalf of the Company and decide
       upon the proposed acquisition /           investment
       as it deems fit and in the best interest of
       the Company and take   all such steps as may
       be necessary to complete the above investments,
       to      settle all matters arising out of and
       incidental thereto, and to sign and     execute
       all deeds, applications, documents and writings
       that may be required  to be signed, on behalf
       of the Company, in connection with such investment
       and generally to do all such acts, deeds
       and things that may be necessary,    proper,
       expedient or incidental for the purpose of
       giving effect to the       aforesaid resolution

S.8    Authorize the Board of Directors of the Company           Mgmt          For                            For
       pursuant to the provisions of Section 372A
       and other applicable provisions, if any, of
       the Companies Act,   1956  including any statutory
       modification s  or re-enactment thereof, for
       the time being in force  and subject to
       the approval/consent of such          appropriate
       authorities including that of the Central Government
       and Reserve  Bank of India, where necessary,
       to further invest Company's funds into Ashkit
       Properties Limited, a subsidiary of the Company,
       by way of subscription to    any securities
       comprising of equity shares, convertible or
       non convertible    preference shares, optionally
       convertible debentures and/or through purchase
       of existing securities and/or in any other
       manner, for aggregate sums upto    INR 100
       crores, notwithstanding that the...CONTD..

-      CONTD..aggregate of loans and investments so              Non-Voting    No vote
       far made in or to be made in and the guarantees
       or securities so far given or to be given to
       all bodies        corporate may exceed the
       limits prescribed under the section and to
       negotiate the terms and conditions of the proposed
       investment on behalf of the Company  and decide
       upon the proposed acquisition/investment as
       it deems fit and in    the best interest of
       the Company and take all such steps as may
       be necessary  to complete the above investments,
       to settle all matters arising out of and
       incidental thereto, and to sign and execute
       all deeds, applications,          documents
       and writings that may be required to be signed,
       on behalf of the    Company, in connection
       with such investment and generally to do all
       such      acts, deeds and things that may be
       necessary, proper, expedient, or
       incidental for the purpose of giving effect
       to the aforesaid resolution

S.9    Authorize the Directors of the Company pursuant           Mgmt          For                            For
       to the provisions of Section  372A and other.
       applicable provisions, if any, of the Companies
       Act, 1956     including any statutory modification
       s  or re-enactment thereof, for the time being
       in force  and subject to the approval/consent
       of such appropriate       authorities including
       that of the Central Government and Reserve
       Bank of      India, where necessary, to further
       invest Company's funds into Mabon
       Constructions Limited, a subsidiary of the
       Company, by way of subscription to any securities
       comprising of equity shares, convertible or
       non convertible    preference shares, optionally
       convertible debentures and/or through purchase
       of existing securities and/or in any other
       manner, for aggregate sums upto    INR100 crores,
       notwithstanding that the aggregate of..CONTD...

-      CONTD..loans and investments so far made in               Non-Voting    No vote
       or to be made in and the          guarantees
       or securities so far given or to be given to
       all bodies corporate  may exceed the limits
       prescribed under the section; and to negotiate
       the      terms and conditions of the proposed
       investment on behalf of the Company and  decide
       upon the proposed acquisition / investment
       as it deems fit and in the  best interest of
       the Company and take all such steps as may
       be necessary to   complete the above investments,
       to settle all matters arising out of and
       incidental thereto, and to sign and execute
       all deeds, applications,          documents
       and writings that may be required to be signed,
       on behalf of the    Company, in connection
       with such investment and generally to do all
       such      acts, deeds and things that may be
       necessary, proper, expedient or incidental
       for the purpose of giving effect to the aforesaid
       resolution

S.10   Authorize the Board of Directors of the Company           Mgmt          For                            For
       pursuant to the provisions of Section 372A
       and other applicable provisions, if any, of
       the Companies Act,   1956  including any statutory
       modification s  or re-enactment thereof, for
       the time being in force  and subject to
       the approval/consent of such          appropriate
       authorities including that of the Central Government
       and Reserve  Bank of India, where necessary,
       to further invest Company's funds into Mabon
       Properties Limited, a subsidiary of the Company,
       by way of subscription to    any securities
       comprising of equity shares, convertible or
       non convertible    preference shares, optionally
       convertible debentures and/or through purchase
       of existing securities and/or in any other
       manner, for aggregate sums upto    INR 100
       crores, notwithstanding that the aggregate
       of loans and investments   so far made in or
       to be made in and the..CONTD..

-      CONTD..guarantees or securities so far given              Non-Voting    No vote
       or to be given to all bodies     corporate
       may exceed the limits prescribed under the
       section; and to          negotiate the terms
       and conditions of the proposed investment on
       behalf of    the Company and decide upon the
       proposed acquisition / investment as it deems
       fit and in the best interest of the Company
       and take all such steps as may be necessary
       to complete the above investments, to settle
       all matters arising    out of and incidental
       thereto, and to sign and execute all deeds,
       applications, documents and writings
       that may be required to be signed, on    behalf
       of the Company, in connection with such investment
       and generally to do all such acts, deeds and
       things that may be necessary, proper, expedient
       or   incidental for the purpose of giving effect
       to the aforesaid resolution

S.11   Authorize the Board of Directors of the Company           Mgmt          For                            For
       pursuant to the provisions of Section 372A
       and other applicable provisions, if any, of
       the Companies Act,   1956  including any statutory
       modification s  or re-enactment thereof, for
       the, time being in force  and subject to
       the approval/consent of such         appropriate
       authorities including that of the Central Government
       and Reserve  Bank of India, where necessary,
       to further invest Company's funds into Mabon
       Infrastructure Limited, a subsidiary of the
       Company, by way of subscription   to any securities
       comprising of equity shares, convertible or
       non convertible preference shares, optionally
       convertible debentures and/or through purchase
       of existing securities and/or in any other
       manner, for aggregate sums upto    INR 100
       crores, notwithstanding that the aggregate
       of loans and investments   so far made in or
       to..CONTD..

-      CONTD..be made in and the guarantees or securities        Non-Voting    No vote
       so far given or to be      given to all bodies
       corporate may exceed the limits prescribed
       under the      section; and to negotiate the
       terms and conditions of the proposed investment
       behalf of the Company and decide upon the proposed
       acquisition / investment   as it deer fit and
       in the best interest of the Company and take
       all such      steps as may be necessary complete
       the above investments, to settle all
       matters arising out of and incidental there/
       and to sign and execute all      deeds, applications,
       documents and writings that may required to
       be signed,   on behalf of the Company, in connection
       with such investment as generally to  do all
       such acts, deeds and things that may be necessary,
       proper, expedient   incidental for the purpose
       of giving effect to the aforesaid resolution

S.12   Authorize the Board of Directors of the Company           Mgmt          For                            For
       pursuant to the provisions of Section 372A
       and other applicable provisions, if any, of
       the Companies Act,   1956  including any statutory
       modification s  or re-enactment thereof, for
       the time being in force  and subject to
       the approval/consent of such          appropriate
       authorities including that of the Central Government
       and Reserve  Bank of India, where necessary,
       to further invest Company's funds into Mabon
       Real Estate Limited, a subsidiary of the Company,
       by way of subscription to   any securities
       comprising of equity shares, convertible or
       non convertible    preference shares, optionally
       convertible debentures and/or through purchase
       of existing securities and/or in any other
       manner, for aggregate sums upto    INR 100
       crores, notwithstanding that the aggregate
       of loans and investments   so far made in or
       to be made in and the guarantees or securities..CONTD...

-      CONTD..so, far given or to be given to all bodies         Non-Voting    No vote
       corporate may exceed the    limits prescribed
       under the section; and to negotiate the terms
       and           conditions of the proposed investment
       of behalf of the Company and decide     upon
       the proposed acquisition / investment as it
       deem: fit and in the best    interest of the
       Company and take all such steps as may be necessary
       to        complete the above investments, to
       settle all matters arising out of and
       incidental thereto and to sign and execute
       all deeds, applications, documents and writings
       that may be required to be signed, on behalf
       of the Company, in  connection with such investment
       and generally to do all such acts, deeds and
       things that may be necessary, proper, expedient
       of incidental for the purpose of giving effect
       to the aforesaid resolution

S.13   Authorize the Board of Director of the Company            Mgmt          For                            For
       pursuant to the provisions of  Section 372A
       and other applicable provisions, if any, of
       the Companies Act,   1956  including any statutory
       modification s  or re-enactment thereof, for
       the time being in force  and subject to
       the approval/consent of such          appropriate
       authorities including that of the Central Government
       and Reserve  Bank of India, where necessary,
       to further invest Company's funds into Ashkit
       Developers Limited, a subsidiary of the Company,
       by way of subscription to    any securities
       comprising of equity shares, convertible or
       non convertible    preference shares, optionally
       convertible debentures and/or through purchase
       of existing securities and/or in any other
       manner, for aggregate sums upto    INR 100
       crores, notwithstanding that the aggregate
       of loans..CONTD..

-      CONTD...and investments so far given or to be             Non-Voting    No vote
       given to all bodies corporate   may exceed
       the limits prescribed under the section; and
       to negotiate the      terms and conditions
       of the proposed investment of behalf of the
       Company and  decide upon the proposed acquisition
       / investment as it deem: fit and in the  best
       interest of the Company and take all such steps
       as may be necessary to   complete the above
       investments, to settle all matters arising
       out of and      incidental thereto and to sign
       and execute all deeds, applications, documents
       and writings that may be required to be signed,
       on behalf of the Company, in  connection with
       such investment and generally to do all such
       acts, deeds and  things that may be necessary,
       proper, expedient or incidental for the purpose
       of giving effect to the aforesaid resolution

S.14   Authorize the Board of Directors of the Company           Mgmt          For                            For
       pursuant to the provisions of Section 372A
       and other applicable provisions, if any, of
       the Companies Act,   1956 including any statutory
       modification s  or re-enactment thereof, for
       the time being in force  and subject to the
       approval/consent of such appropriate  authorities
       including that of the Central Government and
       Reserve Bank of      India, where necessary,
       to further invest Company's funds into Mabon
       Developers Limited, a subsidiary of
       the Company, by' way of subscription to   any
       securities comprising of equity shares, convertible
       or non convertible    preference shares, optionally
       convertible debentures and/or through purchase
       of existing securities and/or in any other
       manner, for aggregate sums upto    INR 100
       crores, notwithstanding that the aggregate
       of loans and investments   so far made in or
       to be made in and..CONTD..

-      CONTD..the guarantees or securities so far given          Non-Voting    No vote
       or to be given to all bodies corporate may
       exceed the limits prescribed under the section;
       to negotiate    the terms and conditions of
       the proposed investment on behalf of the Company
       and decide upon the proposed acquisition /
       investment as it deems fit and in  the best
       interest of the Company and take all such steps
       as may be necessary  to complete the above
       investments, to settle all matters arising
       out of and   incidental thereto, and to sign
       and execute all deeds, applications,
       documents and writings that may be required
       to be signed, on behalf of the    Company,
       in connection with such investment and generally
       to do all such      acts, deeds and things
       that may be necessary, proper, expedient or
       incidental for the purpose of giving effect
       to the aforesaid resolution

15     Approve and appoint in accordance with the provisions     Mgmt          For                            For
       of Section 224 6  and   all other applicable
       provisions, if any, of the Companies Act, 1956,
       Ms.      Sharma Goel and Company Chartered
       Accountants, which is a leading audit and
       taxation firm of India and is on the panel
       of Comptroller and Auditor General of India,
       Reserve Bank of India and Government of India,
       and is / has been    the statutory Auditors
       of State Bank of Mysore, State Bank of Patiala,
       State  Bank of Indore, Bharat Sanchar Niganl
       Limited  BSNL , MMTC Ltd and State      Trading
       Corporation of India Ltd., as Statutory Auditors
       of the Company to    fill the vacancy caused
       due to the resignation of Ms. Ajay Sardana
       associates, Chartered Accountants,
       as Statutory Auditors of the Company,
       Authority expires at the conclusion of the
       next AGM of the Company ; on such  remuneration
       as the Board of Directors may determine

S.16   Amend the Articles 2(f) (g), (h), (i), (j),               Mgmt          For                            For
       (r),(t),(u),(v),(w),(y),(z),(aa),(dd),(ee),(ff),(kk),(oo),(tt),(uu);
       Article  30; Article 33 to 37, Article 100,
       Article 114, and Article 131; consequent
       to the termination of the Share Subscription
       Agreement dated 18 JUN 2006  SSA , upon the
       conversion / redemption of convertible and
       non-convertible         preference shares issued
       by the Company in terms of the SSA, to Oberon
       Limited, the Articles of Association
       of the Company, in teams of Section 31   of
       the Companies Act, 1956 as specified for the
       purpose of giving effect to   the above any
       one of the Directors of the Company or Company
       Secretary be and are hereby severally authorized
       on behalf of the Company to do all such acts,
       deeds, matters and things as deemed necessary
       in its absolute discretion




--------------------------------------------------------------------------------------------------------------------------
 INDIABULLS SECS LTD                                                                         Agenda Number:  702096682
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3912B109
    Meeting Type:  AGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  INE274G01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2009, the profit and loss
       account for the YE on that date and the reports
       of the Board of Directors and the Auditors
       thereon

2.     Declare a dividend on Equity Shares for the               Mgmt          For                            For
       YE 31 MAR 2009

3.     Re-appoint Mr. Divyesh Bharat Kumar Shah as               Mgmt          For                            For
       a Director, who retires by rotation

4.     Re-appoint Mr. Karan Singh as a Director, who             Mgmt          For                            For
       retires by rotation

5.     Appoint M/s. Deloitte Haskins & Sells, Chartered          Mgmt          For                            For
       Accountants as the Auditors of the Company,
       until the conclusion of the next AGM of the
       Company on such remuneration as may be fixed
       by the Board of Directors

S.6    Approve, subject to the provisions of Sections            Mgmt          For                            For
       198, 269, 309, 310, 311 and other applicable
       provisions, if any, of the Companies Act, 1956
       [Act] and Schedule XIII to the Act [including
       any statutory modification[s] or re-enactment
       of the Act, for the time being in force], the
       appointment of Mr. Divyesh Bharat Kumar Shah
       as a Whole-Time Director of the Company for
       a period of 5 years, with effect from 01 APR
       2009, up to a remuneration as may be recommended
       by the Remuneration Committee and fixed by
       the Board, from time to time, within a maximum
       ceiling of INR 30 lacs per month, along with
       the benefit of Earned and Medical leave, Leave
       encashment and Gratuity as per the Company
       Rules, so however that the actual remuneration,
       payable to Mr. Shah during his tenure, shall
       be within the said overall limit; and authorize
       the Board of Directors of the Company to modify
       the terms of appointment and remuneration payable
       to Mr. Shah, from time to time during his tenure
       with the aforesaid limit of INR 30 lacs per
       month

S.7    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309, 310, 311 and other applicable
       provisions, if any, of the Companies Act, 1956
       [Act] and Schedule XIII to the Act [including
       any statutory modification(s) or re-enactment
       of the Act, for the time being in force], the
       appointment of Mr. Ashok Kumar Sharma as a
       Whole-time Director of the Company for a period
       of 5 years, with effect from 01 APR 2009 on
       NIL remuneration

S.8    Amend, pursuant to Section 31 of the Companies            Mgmt          For                            For
       Act, 1956, the Articles 2(f), 2(g), 2(n),2(o),
       2(p), 2(q), 2(s), 2(t),2(w), 2(x), 2(cc), 2(ff),
       2(kk), 30, 95, 109 and126 of the Articles of
       Association of the Company as specified; and
       authorize any 1 of the Directors of the Company
       or the Company Secretary, on behalf of the
       Company, for the purpose of giving effect to
       the above, to do all such acts, deeds, matters
       and things as deemed necessary in its absolute
       discretion

S.9    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81(1A) and all other applicable
       provisions, if any, of the Companies Act, 1956,
       the provisions of Securities and Exchange Board
       of India [Employee Stock Option Scheme and
       Employee Stock Purchase Scheme] Guidelines,
       1999 (ESOS Guidelines) including any statutory
       modification(s) or re-enactment(s) thereof,
       the Memorandum and Articles of Association
       of the Company and subject to such other approvals,
       consents, permissions and sanctions as may
       be required from appropriate authorities and
       subject to such conditions or modifications
       as may be prescribed, imposed or suggested
       by any of them while granting such approvals,
       consents, permissions or sanctions which may
       be agreed to by the Board of Directors (hereinafter
       referred to as the Board which term shall be
       deemed to include the Compensation Committee
       of the Board which has been authorized to exercise
       the powers conferred by this resolution), to
       create, issue, offer and allot at any time
       to or to the benefit of such person(s) who
       are in permanent employment of the Company,
       including any Director, whether whole-time
       or otherwise (except the promoter Directors
       of the Company, or any other Director holding,
       directly or indirectly, more than 10% of the
       outstanding Equity Shares of the Company),
       under the employee stock option scheme titled
       Indiabulls Securities Limited Employees Stock
       Option Scheme - 2009 (hereinafter referred
       to as the IBSL ESOP- 2009 or Scheme), 2,00,00,000
       equity Options entitling the option holders
       to purchase an equivalent number of equity
       Shares of face value INR 2 each of the Company,
       at such price, in one or more tranches, and
       on such terms and conditions as may be decided
       by the Board under IBSL ESOP- 2009 and/or amendments
       thereto and as allowed under prevailing laws,
       rules and regulations and/or amendments thereto,
       from time to time; the new equity shares to
       be issued and allotted by the Company in the
       manner aforesaid shall rank pari passu, in
       all respects with the then existing Equity
       Shares of the Company and be listed with the
       stock exchange(s) where the existing equity
       shares of the Company are listed; and authorize
       the Board on behalf of the Company, for the
       purpose of giving effect to any creation, offer,
       issue, allotment or listing of the securities,
       to evolve, decide upon and bring into effect
       the Scheme and make modifications, changes,
       variations, alterations or revisions in the
       said Scheme from time to time as may be specified
       by the Board in its absolute discretion for
       such purpose, with power to settle any questions,
       difficulties or doubts that may arise in this
       regard without requiring the Board to secure
       any further consent or approval of the Members
       of the Company

S.10   Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81(1A) and all other applicable
       provisions, if any, of the Companies Act, 1956,
       the provisions of Securities and Exchange Board
       of India (Employee Stock Option Scheme and
       Employee Stock Purchase Scheme) Guidelines,
       1999 (ESOS Guidelines) including any statutory
       modification(s) or re-enactment(s) thereof,
       the Memorandum and Articles of Association
       of the Company and subject to such other approvals,
       consents, permissions and sanctions as may
       be required from appropriate authorities and
       subject to such conditions or modifications
       as may be prescribed, imposed or suggested
       while granting such approvals, consents, permissions
       or sanctions which may be agreed to by the
       Board of Directors (hereinafter referred to
       as the Board which term shall be deemed to
       include the Compensation Committee of the Board
       which has been authorized to exercise the powers
       conferred by this resolution), to extend the
       benefits of IBSL ESOP- 2009 proposed in the
       resolution under Item No. 9 of this Notice,
       to or for the benefit of Employees of the Company's
       subsidiaries, including Directors (except Promoter
       Directors and any Director holding, directly
       or indirectly, more than 10% of the outstanding
       equity shares of the Company) of such subsidiary
       companies, and on such terms and conditions
       as may be decided by the Board under IBSL ESOP-
       2009 and/or amendments thereto and as allowed
       under prevailing laws, rules and regulations
       and/or amendments thereto, from time to time;
       and authorize the Board on behalf of the Company,
       for the purpose of giving effect to any creation,
       offer, issue, allotment or listing of the securities,
       to evolve, decide upon and bring into effect
       the Scheme and make modifications, changes,
       variations, alterations or revisions in the
       said Scheme from time to time as may be specified
       by the Board in its absolute discretion for
       such purpose, with power to settle any questions,
       difficulties or doubts that may arise in this
       regard without requiring the Board to secure
       any further consent or approval of the Members
       of the Company

S.11   Authorize the Board of Directors (hereinafter             Mgmt          For                            For
       referred to as Board which term shall be deemed
       to include the Compensation Committee of the
       Board which has been authorized to exercise
       the powers conferred by this resolution), pursuant
       to the provisions of Section 81(1A) and all
       other applicable provisions, if any, of the
       Companies Act, 1956, the provisions of Securities
       and Exchange Board of India (Employee Stock
       Option Scheme and Employee Stock Purchase Scheme)
       Guidelines, 1999 (ESOS Guidelines) including
       any statutory modification(s) or re-enactment(s)
       thereof, the Memorandum and Articles of Association
       of the Company and subject to such other approvals,
       consents, permissions and sanctions as may
       be required from appropriate authorities, to
       create, issue, offer and allot the Stock Options,
       during any 1 year, equal to or exceeding 1
       % of the issued capital of the Company at the
       time of grant of options to certain eligible
       employees under the scheme titled Indiabulls
       Securities Limited Employees Stock Option Scheme
       - 2009 (hereinafter referred to as the IBSL
       ESOP-2009 or Scheme), at such price, in 1 or
       more tranches, and on such terms and conditions
       as may be decided by the Board under IBSL ESOP-2009
       and/or amendments thereto and as allowed under
       prevailing laws, rules and regulations and/or
       amendments thereto, from time to time; and
       authorize the Board and/or Compensation Committee
       on behalf of the Company, for the purpose of
       giving effect to this Resolution, to identify
       the eligible employees and number of options
       to be granted to them and to settle all questions,
       difficulties or doubts that may arise, without
       the Board being required to seek any further
       consent/ approval of the Members




--------------------------------------------------------------------------------------------------------------------------
 INDIAN HOTELS CO LTD, MUMBAI                                                                Agenda Number:  702450761
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3925F147
    Meeting Type:  OTH
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  INE053A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 704262 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 293(1)
       (a) and other applicable provisions, if any,
       of the Companies Act, 1956, the Memorandum
       and Articles of Association of the Company
       and subject to other permissions and approvals
       as may be required, to transfer, sell and/or
       dispose off hotel city inn, Baramati situated
       in the state of Maharashtra to Alta Hotels
       Private Limited or any of its affiliates on
       a going concern basis as a slump sale for a
       total consideration of not less than INR 6,20,00,000/-
       and on such terms as may be decided by the
       Board of Directors or a Committee of Directors
       appointed for the purpose with power to the
       Board of Directors or to the Committee of Directors
       to finalize and execute necessary documents
       for the transfer/sale including transfer agreements,
       deeds of assignment/conveyance and such other
       documents as may be required and to do all
       such acts, deeds, matters and things including
       giving customary representations and warranties
       together with such indemnities as may be deemed
       necessary and expedient in their discretion
       for completion of transfer/sale/disposal of
       the said hotel

2.     Authorize the Company, accorded to terms of               Mgmt          Against                        Against
       Section 293(1)(a) and other applicable provisions,
       if any, of the Companies Act, 1956, to the
       creation by the Board of Directors of the Company
       of such charges, mortgages and hypothecations
       in addition to the existing charges, mortgages
       and hypothecations created by the Company as
       the Board may direct on such of the assets
       of the Company, both present and future, in
       such manner as the Board may direct together
       with power to take over the management / undertaking
       of the Company in certain events, to or in
       favour of all or nay of the financial institutions
       / banks / any other investing agencies trustees
       for the holders of debentures / bonds / others
       instruments which may be issued to and subscribed
       by all or any of the financial institutions/banks/any
       other investing agencies or any other persons
       / bodies corporate by private placement or
       otherwise, to secure rupee / foreign currency
       loans, debentures, bonds or other instruments
       of an equivalent aggregate value not exceeding
       INR 3,000 crores together with interest thereon
       at the respective agreed rates, compound interest,
       additional interest liquidated damages commitment
       charges, premia on pre-payment, or on redemption,
       costs charges, expenses and all other monies
       payable by the Company to the aforesaid parties
       or any of them under the agreements/ arrangements
       entered into/to be entered into by the Company
       in respect of the said loans/debentures/bonds
       or other instruments, authorize the Board of
       Directors of the Company or a Committee authorized
       to finales with the aforesaid parties or any
       of them, the documents for creating the mortgages
       / charges/hypothecations and accepting or making
       any alterations changes, variations to or in
       the terms and conditions, to do all such acts,
       deeds, matters and things and to execute all
       such documents and writings as it may consider
       necessary, for the purposes of giving effect
       to this resolutions




--------------------------------------------------------------------------------------------------------------------------
 INDIAN HOTELS LTD                                                                           Agenda Number:  702048996
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3925F147
    Meeting Type:  AGM
    Meeting Date:  03-Aug-2009
          Ticker:
            ISIN:  INE053A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited profit             Mgmt          For                            For
       and loss account for the YE 31 MAR 2009, the
       balance sheet as at that date together with
       the report of the Board of Directors and the
       Auditors thereon

2.     Declare a dividend on ordinary shares                     Mgmt          For                            For

3.     Re-appoint Mr. R.N. Tata as a Director, who               Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. N.A. Soonawala as a Director,              Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. Deepak Pareka as a Director,               Mgmt          For                            For
       who retires by rotation

6.     Appoint Ms. Arnavaz Aga as a Director of the              Mgmt          For                            For
       Company

7.     Appoint Mr. Nadir Godrej as a Director of the             Mgmt          For                            For
       Company

S.8    Re-appoint, pursuant to the provisions of Section         Mgmt          For                            For
       224A and other applicable provisions, if any,
       of the Companies Act 1956, M/s. Deloitte Haskins
       & Sells, Chartered Accountants and M/s. N.M.
       Raiji & Company, Chartered Accountant as the
       Joint Auditors of the Company, to hold office
       from the conclusion of this meeting until the
       conclusion of the next AGM of the Company to
       audit the Books of account of the Company for
       the FY 2009-2010 on such remuneration as may
       be mutually agreed upon between the Board of
       Directors of the Company and the Auditors,
       plus reimbursement of service tax, out-of-pocket
       and traveling expenses actually incurred by
       them in connection with the audit

S.9    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       309 and such other applicable provisions, if
       any, of the Companies Act 1956, a sum of not
       exceeding 1% per annum of the net profit of
       the Company calculated in accordance with the
       provisions of Sections 198, 349 and 350 of
       the Act, be paid and distributed amongst the
       Directors of the Company or some or any of
       them [other than the Managing Directors and
       the Whole-time Director(s)] in such amount
       of proportions and in such a manner as may
       be directed by the Board of Director of the
       Company and such payments shall be made in
       respect of the profit of the Company for each
       year of the period of 5 years commencing 01
       APR 2009




--------------------------------------------------------------------------------------------------------------------------
 INDIAN OIL CORP LTD                                                                         Agenda Number:  702071060
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3925Y112
    Meeting Type:  AGM
    Meeting Date:  14-Sep-2009
          Ticker:
            ISIN:  INE242A01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited profit and loss             Mgmt          For                            For
       account for the YE 31 MAR 2009 and the balance
       sheet as on that date together with the reports
       of the Directors and the Auditors thereon

2.     Declare a dividend for the year 2008-2009                 Mgmt          For                            For

3.     Re-appoint Shri B. N. Bankapur as a Director,             Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Shri S. Sundareshan as a Director,             Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Shri Anand Kumar as a Director, who            Mgmt          For                            For
       retires by rotation

6.     Re-appoint Prof. (Dr.) Indira J. Parikh as a              Mgmt          For                            For
       Director, who retires by rotation

7.     Re-appoint Shri B. M. Bansal as a Director,               Mgmt          For                            For
       who retires by rotation




--------------------------------------------------------------------------------------------------------------------------
 INDIAN OIL CORP LTD                                                                         Agenda Number:  702101508
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3925Y112
    Meeting Type:  OTH
    Meeting Date:  16-Oct-2009
          Ticker:
            ISIN:  INE242A01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

1.     Approve that, pursuant to Article 131-A of the            Mgmt          For                            For
       Articles of Association of the Company and
       recommendation of Board of Directors and subject
       to the guidelines issued by Securities & Exchange
       Board of India and subject to such consents
       and approvals as may be required from the appropriate
       authorities, to capitalize a sum of INR 1213,97,62,410
       out of the General Reserves Account or such
       other account for distribution among the holders
       of existing fully paid equity shares of INR
       l0 each of the Company whose names will appear
       in the register of members / Beneficial Owners'
       position of the Company on a date (Record Date)
       to be decided by the Board of Directors (which
       expression shall also include a Committee thereof),
       as an increase of the amount of the share capital
       of the Company held by each such member, and
       not as income or in lieu of dividend, credited
       as 121,39,76,241 new fully paid equity shares
       of INR 10 each as bonus shares in the proportion
       of one new equity bonus share of INR l0 each
       far every 1 existing fully paid equity share
       of INR l0 each held; the new equity bonus shares
       of INR 10 each to be allotted as bonus shares
       shall be subject to the terms of Memorandum
       & Articles of Association of the Company and
       shall rank pari pasu in all respects with and
       carry the same rights as the existing fully
       paid equity shares of the Company and shall
       be entitled to participate in full in any dividend(s)
       to be declared after the bonus shares are allotted;
       no letter of allotment shall be issued to the
       allottees of the new equity bonus shares and
       the share certificate(s) in respect of the
       new equity bonus shares shall be issued and
       dispatched to the allottees thereof within
       the period prescribed or that may be prescribed
       in this behalf, from time to time, except that
       the new equity bonus shares will be credited
       to the demat account of the allottees, who
       are holding the existing equity shares in electronic
       form; the allotment of the new equity bonus
       shares to the extent that they relate to non-resident
       Members of the Company, shall be subject to
       the approval if any of the Reserve Bank of
       India under the Foreign Exchange Management
       Act 1999 as may be deemed necessary; authorize
       the Board Committee of the Board, for the purpose
       of giving effect to the aforesaid resolution,
       to do all such acts, deeds, matters and things
       whatsoever including settling any question,
       doubt or difficulties that may arise with regard
       to or in relation to the issue or allotment
       of the bonus shares and to accept on behalf
       of the Company, any conditions, modifications,
       alterations, changes, variations in this regard
       as prescribed by the statutory authority(ies)
       and which the Board/Committee of the Board
       in its discretion thinks fit and proper

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE FOR OR AGAINST FOR THE RESOLUTION 1.
       THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 INDOFOOD SUKSES MAKMUR TBK                                                                  Agenda Number:  702416884
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7128X128
    Meeting Type:  AGM
    Meeting Date:  21-May-2010
          Ticker:
            ISIN:  ID1000057003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report of the Board of Directors              Mgmt          For                            For
       on the activities and financial results of
       the Company for the YE 31 DEC 2009

2      Approval the Company's balance sheet and income           Mgmt          For                            For
       statement for the YE 31 DEC 2009

3      Approve to determine the use of net profit of             Mgmt          For                            For
       the Company for the YE 31 DEC 2009

4      Approve to determine the remuneration of all              Mgmt          For                            For
       members of the Board of Commissioners and Members
       of the Directors of the Company

5      Appointment of the Public Accountant of the               Mgmt          For                            For
       Company and authorize the Board of Directors
       to determine the fees and other terms of engagement
       of the Public Accountant




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  702049049
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10686
    Meeting Type:  EGM
    Meeting Date:  02-Sep-2009
          Ticker:
            ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the capital injection of an amount equivalent     Mgmt          For                            For
       to RMB 3 billion in ICBC Financial Leasing
       Co., Ltd by the Bank




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  702115785
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10686
    Meeting Type:  EGM
    Meeting Date:  27-Nov-2009
          Ticker:
            ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve that a voluntary tender offer ["Voluntary         Mgmt          Against                        Against
       Tender Offer"] to be made by Industrial and
       Commercial Bank of China Limited [the "Bank"]
       for all the outstanding ordinary shares [and,
       if applicable, preference shares] of ACL BANK
       Public Company Limited [including 306,264,561
       ordinary shares of ACL BANK Public Company
       Limited which Bangkok Bank Public Company Limited
       has agreed to sell to the Bank] at an offer
       price of 11.5 Baht per share and authorize
       the Board of Directors of the Bank to do all
       such acts and things which are desirable or
       necessary in order to implement the Voluntary
       Tender Offer, provided that the authorization
       granted to the Board in this Paragraph [i]
       can be further delegated by the Board to Senior
       Management of the Bank; and to decide whether
       to pursue delisting of the shares of ACL BANK
       Public Company Limited from the Stock Exchange
       of Thailand and for such purpose, following
       completion of the Voluntary Tender Offer, a
       subsequent voluntary tender offer for delisting
       to be made by the Bank for all the outstanding
       shares of ACL BANK Public Company Limited at
       an offer price to be determined by the Board
       or Senior Management of the Bank and authorize
       the Board to do all such acts and things which
       are desirable or necessary in order to implement
       such voluntary tender offer for delisting,
       provided that the authorization granted to
       the Board in this Paragraph [ii] can be further
       delegated by the Board to Senior Management
       of the Bank

2.     Appoint Sir Malcolm Christopher McCarthy as               Mgmt          For                            For
       an Independent Non-Executive Director of the
       Bank

3.     Appoint Mr. Kenneth Patrick Chung as an Independent       Mgmt          For                            For
       Non-Executive Director of the Bank

       Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  702251721
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10686
    Meeting Type:  EGM
    Meeting Date:  08-Apr-2010
          Ticker:
            ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appointment of Ms. Wang Lili as an Executive              Mgmt          For                            For
       Director of the bank

2.     Approve the fixed assets investment budget of             Mgmt          For                            For
       the bank for 2010




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  702418573
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10686
    Meeting Type:  AGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 695502 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100401/LTN201004011198.pdf and http://www.hkexnews.hk/listedco/listconews/sehk/20100503/LTN201005031161.pdf

1.     Approve the 2009 work report of the Board of              Mgmt          For                            For
       Directors of the Bank

2.     Approve the 2009 work report of the Board of              Mgmt          For                            For
       Supervisors of the Bank

3.     Approve the Bank' 2009 audited accounts                   Mgmt          For                            For

4.     Approve the Bank' 2009 Profit Distribution Plan           Mgmt          For                            For

5.     Re-appoint Ernst & Young and Ernst & Young Hua            Mgmt          For                            For
       Ming as the Auditors of the Bank for 2010 for
       the term from the passing of this resolution
       until the conclusion of the next AGM and to
       fix the aggregate audit fees for 2010 at RMB
       159.60 million

6.     Approve the Capital Management Plan of the Industrial     Mgmt          For                            For
       and Commercial Bank of China Limited for Years
       2010 to 2012 as set out in Appendix 1 to the
       circular of the Bank dated 02 APR 2010

S.7    Approve the proposal in respect of general mandate        Mgmt          For                            For
       to issue H Shares and A Share convertible corporate
       bonds as set out in the circular of the Bank
       dated 02 APR 2010

S8.1   Approve the types of securities to be used,               Mgmt          Against                        Against
       in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.2   Approve the issue size, in respect of the proposed        Mgmt          Against                        Against
       public issuance and listing of the A Share
       convertible corporate bonds as set out in Appendix
       2 to the circular of the Bank dated 02 APR
       2010 and the implementation of these resolutions
       subject to approvals of relevant applications
       having been granted by the relevant governmental
       authorities in the People's Republic of China

S8.3   Approve the nominal value and issue price in              Mgmt          Against                        Against
       respect of the proposed public issuance and
       listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.4   Approve the term, in respect of the proposed              Mgmt          Against                        Against
       public issuance and listing of the A Share
       convertible corporate bonds as set out in Appendix
       2 to the circular of the Bank dated 02 APR
       2010 and the implementation of these resolutions
       subject to approvals of relevant applications
       having been granted by the relevant governmental
       authorities in the People's Republic of China

S8.5   Approve the interest rate, in respect of the              Mgmt          Against                        Against
       proposed public issuance and listing of the
       A Share convertible corporate bonds as set
       out in Appendix 2 to the circular of the Bank
       dated 02 APR 2010 and the implementation of
       these resolutions subject to approvals of relevant
       applications having been granted by the relevant
       governmental authorities in the People's Republic
       of China

S8.6   Approve the timing and method of interest payment         Mgmt          Against                        Against
       in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.7   Approve the conversion period, in respect of              Mgmt          For                            For
       the proposed public issuance and listing of
       the A Share convertible corporate bonds as
       set out in Appendix 2 to the circular of the
       Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.8   Approve the method for determining the number             Mgmt          Against                        Against
       of shares for conversion, in respect of the
       proposed public issuance and listing of the
       A Share convertible corporate bonds as set
       out in Appendix 2 to the circular of the Bank
       dated 02 APR 2010 and the implementation of
       these resolutions subject to approvals of relevant
       applications having been granted by the relevant
       governmental authorities in the People's Republic
       of China

S8.9   Approve the determination and adjustment of               Mgmt          Against                        Against
       CB conversion price, in respect of the proposed
       public issuance and listing of the A Share
       convertible corporate bonds as set out in Appendix
       2 to the circular of the Bank dated 02 APR
       2010 and the implementation of these resolutions
       subject to approvals of relevant applications
       having been granted by the relevant governmental
       authorities in the People's Republic of China

S8.10  Approve the downward adjustment to CB conversion          Mgmt          Against                        Against
       price, in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.11  Approve the terms of redemption, in respect               Mgmt          Against                        Against
       of the proposed public issuance and listing
       of the A Share convertible corporate bonds
       as set out in Appendix 2 to the circular of
       the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.12  Approve the terms of sale back, in respect of             Mgmt          Against                        Against
       the proposed public issuance and listing of
       the A Share convertible corporate bonds as
       set out in Appendix 2 to the circular of the
       Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.13  Approve the dividend rights of the year of conversion,    Mgmt          Against                        Against
       in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.14  Approve the method of issue and target investors,         Mgmt          Against                        Against
       in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.15  Approve the subscription arrangement for the              Mgmt          For                            For
       existing holders of A Shares, in respect of
       the proposed public issuance and listing of
       the A Share convertible corporate bonds as
       set out in Appendix 2 to the circular of the
       Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.16  Approve CB holders and CB holders' meetings               Mgmt          Against                        Against
       in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.17  Approve the use of proceeds from the issuance             Mgmt          Against                        Against
       of the convertible bonds, in respect of the
       proposed public issuance and listing of the
       A Share convertible corporate bonds as set
       out in Appendix 2 to the circular of the Bank
       dated 02 APR 2010 and the implementation of
       these resolutions subject to approvals of relevant
       applications having been granted by the relevant
       governmental authorities in the People's Republic
       of China

S8.18  Approve the special provisions in relation to             Mgmt          Against                        Against
       supplementary capital, in respect of the proposed
       public issuance and listing of the A Share
       convertible corporate bonds as set out in Appendix
       2 to the circular of the Bank dated 02 APR
       2010 and the implementation of these resolutions
       subject to approvals of relevant applications
       having been granted by the relevant governmental
       authorities in the People's Republic of China

S8.19  Approve the security, in respect of the proposed          Mgmt          Against                        Against
       public issuance and listing of the A Share
       convertible corporate bonds as set out in Appendix
       2 to the circular of the Bank dated 02 APR
       2010 and the implementation of these resolutions
       subject to approvals of relevant applications
       having been granted by the relevant governmental
       authorities in the People's Republic of China

S8.20  Approve the validity period of the resolution             Mgmt          Against                        Against
       in respect of the issuance of the convertible
       bonds, in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.21  Approve the matters relating to authorization             Mgmt          Against                        Against
       in connection with the issuance of the convertible
       bonds, in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

9.     Approve the Feasibility Analysis report on Use            Mgmt          Against                        Against
       of Proceeds from the Public Issuance of A Share
       Convertible Corporate Bonds as set out in Appendix
       3 to the Circular of the Bank dated 02 APR
       2010

10.    Approve the report on Utilisation of Proceeds             Mgmt          Against                        Against
       from Previous Issuances as set out in Appendix
       4 to the circular of the Bank dated 02 APR
       2010

s.11   Approve the revised Plan on authorization of              Mgmt          For                            For
       the Shareholders' General Meeting to the Board
       of Directors as specified




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL BANK OF KOREA, SEOUL                                                             Agenda Number:  702276177
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3994L108
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  KR7024110009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the 49th income statement, balance sheet          Mgmt          For                            For
       and the proposed disposition of retained earning

2      Approve the remuneration limit of the Directors           Mgmt          For                            For

3      Approve the remuneration limit of the Auditors            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAS CH SAB DE CV                                                                     Agenda Number:  702362536
--------------------------------------------------------------------------------------------------------------------------
        Security:  P52413138
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  MXP524131127
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the presentation of the groups general            Mgmt          For                            For
       Director report, Board of      Directors, report,
       the individual and consolidated financial statements
       of    industrias C.H., S.A.B. de C.V., corresponding
       to FY 2009 and report on own   shares purchase
       and replacement transactions; Audit and Corporate
       practices   Committees report, report on the
       compliance with fiscal obligations;
       resolutions in respect to the information
       submitted and Board of Directors    updating

2      Approve the determination on the allocation               Mgmt          For                            For
       of profits, and definition of the amount of
       funds that may be used for the purchase of
       own shares during this   FY

3      Appointment or ratification, as the case may              Mgmt          For                            For
       be of the Members of the Board

4      Approve the designation of delegated to comply            Mgmt          For                            For
       the resolutions adopted by     this meeting
       and to formalize, as the case may be




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAS PENOLES SAB DE CV                                                                Agenda Number:  702348310
--------------------------------------------------------------------------------------------------------------------------
        Security:  P55409141
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  MXP554091415
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the reports that are referred to in               Mgmt          For                            For
       Article 28, Part IV, of the       securities
       market law, including the financial statements
       from the FYE on 31  DEC 2009, as well as the
       report regarding the fulfillment of the tax
       obligations of the Company

2      Approve the allocation of results                         Mgmt          For                            For

3      Approve the amount that can be allocated to               Mgmt          For                            For
       the purchase of the shares of the Company in
       accordance with the terms of that which is
       provided for in Article 56, Part IV, of the
       securities market law

4      Ratify the remuneration of the Members of the             Mgmt          For                            For
       Board of Directors of the       Company

5      Ratify the Chairperson of the audit and Corporate         Mgmt          For                            For
       Practices Committee

6      Approve the designation of special delegates              Mgmt          For                            For
       of the meeting




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LTD                                                                    Agenda Number:  702430810
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4082C133
    Meeting Type:  AGM
    Meeting Date:  12-Jun-2010
          Ticker:
            ISIN:  INE009A01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2010, the profit and loss    account for
       the YE on that date and the report of the Directors
       and Auditors  thereon

2      Declare a final dividend for the FYE 31 MAR               Mgmt          For                            For
       2010

3      Re-appointment of N. R. Narayana Murthy as a              Mgmt          For                            For
       Director, who retires by         rotation

4      Re-appointment of Prof. Marti G. Subrahmanyam             Mgmt          For                            For
       as a Director, who retires by   rotation

5      Re-appointment of S. Gopalakrishnan as a Director,        Mgmt          For                            For
       who retires by rotation

6      Re-appointment of S. D. Shibulal as a Director,           Mgmt          For                            For
       who retires by rotation

7      Re-appointment of T. V. Mohandas Pai as a Director,       Mgmt          For                            For
       who retires by rotation

8      Re-appointment of M/s. BSR & Co. Chartered Accountants    Mgmt          For                            For
       as the Auditors of the Company to hold office
       from the conclusion of this AGM to the conclusion
       of   the next AGM on such remuneration as may
       be determined by the Board of        Directors
       in consultation with the Auditors, which remuneration
       may be paid   on a progressive billing basis
       to be agreed between the Auditors and the
       Board of Directors

9      Re-appointment, pursuant to the provisions of             Mgmt          For                            For
       Sections 198, 269, 309, 310 and 311 Schedule
       XIII, and other applicable provisions, if any,
       of the Companies  Act, 1956  including any
       statutory modifications or re-enactment thereof,
       for the time being in force  and subject to
       such sanctions and approvals as may   be necessary,
       of T. V. Mohandas Pai as a whole-time employment
       of the Company for a further period of 5 years
       with effect from 27 MAY 2010 as per the terms
       and conditions as specified; authorize the
       Board of Directors of the Company  to vary,
       alter or modify the different components of
       the stated remuneration  as may be agreed to
       by the Board of Directors and T. V. Mohandas
       Pai and that notwithstanding the statements
       made above where in the FY 31 MAR 2011, the
       Company CONTD

0      CONTD incurs a loss of its profits and are inadequate,    Non-Voting    No vote
       the Company shall pay  to T. V. Mohandas Pai
       the remuneration by way of salary, performance
       bonus    and other allowances not exceeding
       the limits specified under Para 2 Section
       II, Part II of the Schedule XIII to the Companies
       Act, 1956, or such other    limits as may be
       prescribed by the Government from time to time
       as minimum    remuneration

10     Re-appointment, pursuant to the provisions of             Mgmt          For                            For
       Sections 198, 269, 309, 310 and 311 Schedule
       XIII, and other applicable provisions, if any,
       of the Companies  Act, 1956  including any
       statutory modifications or re-enactment thereof,
       for the time being in force  and subject to
       such sanctions and approvals as may   be necessary,
       of Srinath Batni as a whole-time employment
       of the Company for  a further period of 5 years
       with effect from 27 MAY 2010 as per the terms
       and conditions as specified; authorize the
       Board of Directors of the Company to   vary,
       alter or modify the different components of
       the stated remuneration as  may be agreed to
       by the Board of Directors and Srinath Batni
       and that         notwithstanding the statements
       made above where in the FY 31 MAR 2011, the
       Company CONTD

0      CONTD incurs a loss of its profits and are inadequate,    Non-Voting    No vote
       the Company shall pay  to Srinath Batni the
       remuneration by way of salary, performance
       bonus and     other allowances not exceeding
       the limits specified under Para 2 Section II,
       Part II of the Schedule XIII to the Companies
       Act, 1956, or such other limits as may be prescribed
       by the Government from time to time as minimum
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 INFRASTRUCTURE DEVELOPMENT FINANCE CO LTD                                                   Agenda Number:  702024528
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y40805114
    Meeting Type:  AGM
    Meeting Date:  20-Jul-2009
          Ticker:
            ISIN:  INE043D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Audited Balance Sheet               Mgmt          For                            For
       as at 31 MAR 2009, the Profit & Loss Account
       and the Cash Flow Statement for the YE 31 MAR
       2009 and the reports of the Director's and
       the Auditors thereon

2.     Approve to declare a dividend on equity shares            Mgmt          For                            For
       for the FYE 31 MAR 2009

3.     Re-appoint Mr. Deepak S. Parekh as a Director,            Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. S.S. Kohli as a Director, who              Mgmt          For                            For
       retires by rotation

5.     Re-appoint Mr. S. H. Khan as a Director, who              Mgmt          For                            For
       retires by rotation

6.     Re-appoint Mr. Donald Peck as a Director, who             Mgmt          For                            For
       retires by rotation

S.7    Re-appoint, pursuant to the provisions of Sections,       Mgmt          For                            For
       224, 224A and other applicable provisions;
       the Companies Act, 1956, M/s. Deloitte Haskins
       & Sells, Chartered Accountants, as the Auditors
       of the Company to hold office from the conclusion
       of this AGM to the conclusion of next AGM of
       the Company, on a remuneration to be fixed
       by the Board by the Board of Directors of the
       Company, based on the recommendation of the
       Audit Committee, in addition to reimbursement
       of all put-of-pocket expenses in connection
       with the Auditor of accounts of the Company
       for the YE 31 MAR 2010

8.     Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269 and 309 read with Schedule XIII and
       other applicable provisions, if any, other
       Companies Act, 1956 and all guidelines for
       managerial remuneration issued by the Central
       Government from time to time, and such other
       consents and approvals as may be required,
       consent of the Company accorded for the re-appointment
       of Dr. Rajiv B. Lall [Dr. Lall] as Managing
       Director & CEO of the Company, for a period
       of 3 years with effect from 10 JAN 2010, on
       payment of as specified; authorize the Beard
       to decide the remuneration (salary, perquisites
       and bonus payable to Dr. Lall, within the terms
       mentioned above; where in any FY the Company
       has no profits or inadequate profits, the remuneration
       as decided by the Board from time to time,
       shall be paid to Dr. Lall as minimum remuneration
       with the approval of the Central Government,
       if required, Dr. Lall shall not be subject
       to retirement by rotation during his tenure
       as Managing Director & CEO; authorize the Board
       to do all such acts, deeds matters and things
       as it may in its absolute discretion deem necessary,
       proper or desirable and to settle any question,
       difficulty or doubt that may arise in the said
       regard

9.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       appoint Mr. Vikram Limaye as a Director of
       the Company, in respect of whom the Company
       has received notices in writing, from some
       of its member proposing him as a candidate
       for the office of Director under the provisions
       of Section 257 of the Companies Act, 1956

10.    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269 and 309 read with Schedule XIII and
       other applicable provisions, if any, of the
       Companies Act, 1956 and all guidelines for
       managerial remuneration issued by the Central
       government from time to time and such other
       consents and approvals as may be required,
       consent of the Company accorded for the appointment
       of Mr. Vikram Limaye (Mr. Limaye) as a whole
       time Director of the Company for a period of
       5 years with effect from 15 SEP 2008 on payment
       of the following remuneration as specified;
       authorize the Board to decide the remuneration
       [as specified] payable to Mr. Limaye within
       the terms mentioned above; where in any FY,
       the company has no profits or inadequate profits,
       the remuneration as decided by the Board from
       time to time, shall be paid to Mr. Limaya,
       as minimum remuneration with the approval of
       the Central Government, if required; Mr. Limaye
       shall not be subject to retirement by rotation
       during his tenure as Whole-time Director ;
       for the purpose of giving effect to the foregoing
       resolution, authorize the Board to do all such
       acts, deeds matters and things as it may in
       its absolute discretion deem necessary, proper
       or desirable and to settle any question, difficulty
       or doubt that may arise in the said regard

S.11   Approve, pursuant to the provisions of Section            Mgmt          For                            For
       81, 81(A) and other applicable provisions,
       of the Companies Act, 1956 [including any amendment
       thereto or reenactment thereof] and in accordance
       with the provisions of the memorandum and Articles
       of Association of the Company and the regulations/guidelines, prescribed by Securities and Exchange Board
       of India [SEBI] or any other relevant authority,
       from time to time, to the extent applicable
       and subject to such approvals, consents, permissions
       and sanctions, as may be required, consent
       of the Company be and is hereby accorded to
       the Board of Directors of the Company [hereinafter
       referred to as the Board], which term shall
       be deemed to include any Committee including
       'Compensation Committee' or any 'Sub Committee'
       thereof constituted by the Board to exercise
       its powers [including the powers conferred
       by this resolution] to grant options at any
       time from time to time in one or more tranches
       under Employee Stock Option Scheme 2007 or
       any other employee stock-options scheme as
       may be introduced by the Company in excess
       of 1% of the issued capital of the Company
       on the terms and conditions decided by the
       Board




--------------------------------------------------------------------------------------------------------------------------
 INFRASTRUCTURE DEVELOPMENT FINANCE CO LTD                                                   Agenda Number:  702520568
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y40805114
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  INE043D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2010, the Profit & Loss Account
       and the cash flow statement for the year ended
       31 MAR 2010 and the reports of the Directors
       and the Auditors thereon

2      Declare a dividend on equity shares                       Mgmt          For                            For

3      Re-appoint Mr. Gautam Kaji as a Director, who             Mgmt          For                            For
       retires by rotation

4      Re-appoint Mr. Dimitris Tsitsiragos as a Director,        Mgmt          For                            For
       who retires by rotation

5      Re-appoint Mr. Abdul Rahim Abu Bakar as a Director,       Mgmt          For                            For
       who retires by rotation

S.6    Appoint, pursuant to the provisions of Sections           Mgmt          For                            For
       224, 224A and other applicable provisions,
       if any, of the Companies Act, 1956, M/s. Deloitte
       Haskins & Sells, Chartered Accountants having
       Registration No. 117366W issued by the Institute
       of Chartered Accountants of India, as the Auditors
       of the Company to hold office from the conclusion
       of this AGM up to the conclusion of the next
       AGM of the Company, on a remuneration to be
       fixed by the Board of Directors of the Company,
       based on the recommendation of the Audit Committee,
       in addition to reimbursement of all out-of-pocket
       expenses in connection with the Audit of the
       accounts of the Company for the YE 31 MAR 2011

7      Appoint Mr. G. C. Chaturvedi as a Director of             Mgmt          For                            For
       the Company and who shall be subject to retire
       by rotation, in respect of whom the Company
       has received Notices in writing, from some
       of its Members proposing him as a candidate
       for the office of Director under the provisions
       of Section 257 of the Companies Act, 1956,
       and who is eligible for appointment to the
       office of the Director

8      Appoint Mr. Donald Peck as a Director of the              Mgmt          For                            For
       Company and who shall be subject to retire
       by rotation, in respect of whom the Company
       has received Notices in writing, from some
       of its Members proposing him as a candidate
       for the office of Director under the provisions
       of Section 257 of the Companies Act, 1956,
       and who is eligible for appointment to the
       office of the Director

9      Authorize the Company, under the provisions               Mgmt          Against                        Against
       of Section 293(1)(d) and all other applicable
       provisions of the Companies Act, 1956, to the
       Board of Directors of the Company (hereinafter
       called "the Board" which term shall be deemed
       to include any Committee which the Board may
       have constituted or hereinafter constitute
       to exercise its powers including the power
       conferred by this Resolution) to borrow from
       time to time, such sum or sums of money, secured
       or unsecured, as they may deem requisite for
       the purpose of the business of the Company,
       notwithstanding that monies to be borrowed
       together with the monies already borrowed by
       the Company (apart from temporary loans obtained
       from the Company's Bankers in the ordinary
       course of business) would exceed the aggregate
       of the Paid-up Capital of the Company and its
       free Reserves, that is to say, Reserves not
       set apart for any specific purpose, provided
       that the total amount up to which monies may
       be borrowed by the Board of Directors shall
       not exceed the sum of INR 80,000,00,00,000
       outstanding at any point of time

S.10   Approve, pursuant to Section 81(1A) and all               Mgmt          Against                        Against
       other applicable provisions of the Companies
       Act, 1956, including any statutory modification
       or re enactment thereof, for the time being
       in force ("the Act"), and in accordance with
       the Securities and Exchange Board of India
       (Issue of Capital and Disclosure Requirements)
       Regulations, 2009, as amended from time to
       time ("SEBI Regulations"), the Foreign Exchange
       Management Act, 2000, the Foreign Exchange
       Management (Transfer or Issue of Securities
       by a Person Resident Outside India) Regulations,
       2000, the Foreign Exchange Management (Borrowing
       or Lending in Rupees) Regulations, 2000, including
       any amendment, modification, variation or re-enactment
       thereof, and the provisions of any rules/regulations/guidelines issued/framed by the Central Government, Reserve
       Bank of India, Foreign Investment Promotion
       Board, Securities and Exchange Board of India
       and any other appropriate authorities (hereinafter
       collectively referred to as "the Appropriate
       Authorities"), enabling provisions of the Memorandum
       and Articles of Association of the Company
       and the Listing Agreement entered into by the
       Company with the Stock Exchange(s) where the
       shares of the Company are listed and subject
       to the Company obtaining all approvals from
       the Appropriate Authorities; and subject to
       such conditions and modifications, as may be
       prescribed by any one of them while granting
       any such approval, consent, permission, and
       / or sanction (hereinafter referred to as "the
       requisite approvals"), which may be agreed
       to by the Board of Directors of the Company
       (hereinafter called "the Board" which term
       shall be deemed to include any Committee which
       the Board may have constituted or hereinafter
       constitute to exercise its powers including
       the power conferred by this Resolution), the
       consent of the Company be and is hereby accorded
       to the Board to offer, issue, and allot, in
       one or more tranches equity shares including
       equity shares through depository receipts and/or
       preference shares whether cumulative or non-cumulative/redeemable/
       convertible at the option of the Company and/or
       at the option of the holders of the preference
       shares and/or securities linked to equity shares/preference shares and/or fully convertible debentures/partly
       convertible debentures/optionally convertible
       debentures/Foreign Currency Convertible Bonds/
       American Depository Receipts /Global Depository
       Receipts or any other securities which are
       convertible into or exchangeable with equity
       shares/preference shares, at a later date,
       including warrants, with a right exercisable
       by the warrant holder to exchange the said
       warrants with equity shares at a later date
       (hereinafter referred to as "Securities") in
       the course of one or more domestic or international
       offering(s), including through a Qualified
       Institutional Placement (QIP) in terms of Chapter
       VIII of the SEBI Regulations, to such person
       or persons whether or not such persons are
       members of the Company or whether such persons
       are Indian or foreign, including Qualified
       Institutional Buyers (QIBs), whether by way
       of public offering or private placement and
       whether by way of circulation of an offering
       circular or placement document or otherwise,
       for an amount (including upon conversion of
       warrants or other convertible securities into
       equity shares) not exceeding INR 3,500 crore
       at such price, either with or without premium
       as may be determined by the Board, at the option
       of the Company, as the case may be, and such
       issue and allotment be made in one or more
       tranches, on such terms and conditions as may
       be decided by the Board at the time of issue
       or allotment; pursuant to the provisions of
       Section 81(1A) and all other applicable provisions,
       if any, of the Act, Chapter VIII of the SEBI
       Regulations, the Foreign Exchange CONTD.

CONTD  CONTD. Management Act, 2000, the Foreign Exchange         Non-Voting    No vote
       Management (Transfer or Issue of Securities
       by a Person Resident Outside India) Regulations,
       2000, the Foreign Exchange Management (Borrowing
       or Lending in Rupees) Regulations, 2000, including
       any amendment, modification, variation or re-enactment
       thereof and such other applicable rules, regulations,
       guidelines, notifications, circulars and clarifications
       issued/to be issued thereon by the Government
       of India, Reserve Bank of India, Securities
       and Exchange Board of India and/or any other
       regulatory/statutory authorities, from time
       to time, to the extent applicable, the listing
       agreements entered into with the Stock Exchange(s)
       where the shares of the Company are listed
       and in accordance with the provisions of the
       Memorandum and Articles of Association of the
       Company, the Board may, at its absolute discretion,
       in terms of the preceding resolution, issue,
       offer and allot in one or more tranches equity
       shares or fully convertible debentures/partly
       convertible debentures/ optionally convertible
       debentures, redeemable non-convertible debentures
       (secured or otherwise), with or without attached
       warrants, with a right exercisable by the warrant
       holder to exchange with equity shares of the
       Company at a later date (the "Warrants"), also
       any other securities in accordance with applicable
       law, whether convertible into or exchangeable
       with equity shares at a later date or not,
       subject to the limit on the total amount specified
       in the preceding resolution (excluding the
       aggregate amount pursuant to issuance of NCDs,
       if any), as provided under the SEBI Regulations
       and such issue and allotment to be made on
       such terms and conditions as may be decided
       by the Board at the time of issue or allotment
       of the specified securities; in case of any
       equity-linked issue/offering, the Board be
       and is hereby authorised to issue and allot
       such number of equity shares as may be required
       to be issued and allotted upon conversion,
       redemption or cancellation of any such Securities
       referred to above or as may be in accordance
       with the terms of issue/offering in respect
       of such Securities and such equity shares to
       be issued and allotted upon conversion/exchange
       of the convertible Securities/Warrants referred
       above, shall rank pari passu inter se and with
       the then existing equity shares of the Company
       in all respects, except provided otherwise
       under the terms of issue/offering and in the
       offer document and/or prospectus and/or offer
       letter and/or offering circular and/or listing
       particulars; in the event of issue of Securities
       as aforesaid by way of Qualified Institutional
       Placements shall be, inter alia, - a) the relevant
       date for the purpose of pricing of the equity
       shares to be issued upon exchange of the Warrants,
       if issued pursuant to Chapter VIII of the SEBI
       Regulations and/or other applicable Regulations,
       in terms of the preceding resolution, shall
       be the date of the meeting in which the Board
       decides to open the proposed issue of the Specified
       Securities, subsequent to the receipt of members'
       approval in terms of Section 81(1A) and other
       applicable provisions, if any, of the Companies
       Act and other applicable laws, rules, regulations
       and guidelines in relation to the proposed
       issue of the Securities; b) the issue and allotment
       of Securities shall be made only to QIBs within
       meaning of the SEBI Regulations, such Securities
       shall be fully paid-up on its allotment, which
       shall be completed within 12 months from the
       date of passing of this resolution; c) the
       total amount raised in such manner should not,
       together with the over-allotment option exceed
       five times the net worth of the Company as
       per the audited balance sheet of the previous
       financial year; and d) the Securities shall
       not be eligible to be sold for a period of
       one year from the date of allotment, except
       on a recognized stock exchange or except as
       may be permitted from time CONTD.

CONTD  CONTD. to time by the SEBI Regulations; such              Non-Voting    No vote
       of these Securities to be issued as are not
       subscribed, may be disposed of by the Board
       in such manner and/or on such terms, including
       offering or placing them with QIBs in accordance
       with the provisions of Chapter VIII of the
       SEBI Regulations, as the Board may deem fit
       and proper, in its sole and absolute discretion;
       any issue of NCDs in terms of the preceding
       resolution would be subject to the limit of
       INR 80,000 crore for borrowings by the Company,
       as approved by the members of the Company at
       the Annual General Meeting held on 28 JUN 2010;
       consent of the Company be and is hereby granted
       in terms of Section 293(1)(a) and all other
       applicable provisions, if any, of the Act and
       subject to requisite approvals, as may be necessary,
       all or any of the abovementioned securities
       to be issued, by the creation of mortgage and/or
       charge on all or any of the Company's immovable,
       movable and/or intangible assets, both present
       and future in such form and manner and on such
       terms as may be deemed fit and appropriate
       by the Board; for the purpose of giving effect
       to the above resolutions, the Board, where
       required in consultation with the merchant
       banker(s) and/or other advisor(s), be and is
       hereby authorized to determine the form, manner,
       terms and timing of the issue(s)/offering(s),
       including the selection of QIBs to whom the
       Securities are to be offered, issued and allotted,
       the number of equity shares to be allotted
       upon conversion/exchange of any such convertible
       Securities/ Warrants, issue price, face value,
       the price and premium on conversion/exchange
       of any such convertible Securities/ Warrants,
       rate of interest, period of exchange or variation
       of the price or period of such exchange, listing
       of the securities separately on the concerned
       stock exchanges (in or outside India), execution
       of various transaction documents, and to settle
       all questions, difficulties or doubts that
       may arise in regard to the issue, offer or
       allotment of Securities and utilization of
       issue proceeds and matters related thereto,
       as it may in its sole and absolute discretion
       deem fit without being required to seek further
       permissions, consents or approvals of members
       or otherwise to the end and intent that members
       shall be deemed to have given their approval
       thereto expressly by the authority of this
       resolution; CONTD.

CONTD  CONTD. the Board be and is hereby authorised              Non-Voting    No vote
       to finalise and approve the preliminary as
       well as the final placement document, if required,
       for the proposed issue of the Securities and
       to authorise any director(s) and / or officer(s)
       of the Company to sign the above documents
       for and on behalf of the Company together with
       the authority to amend, vary or modify the
       same as such authorised person(s) may consider
       necessary, desirable or expedient and for the
       purpose aforesaid, to give such declarations,
       affidavits, certificates, consents and/or authorities
       as may, in the opinion of such authorised person(s),
       be required from time to time, and to arrange
       for the submission of the preliminary and final
       placement document, and any amendments and
       supplements thereto, with any applicable government
       and/or regulatory/statutory authorities, institutions
       or bodies, as may be required; for the purpose
       of giving effect to the above, the Board be
       and is hereby authorised to do all such acts,
       deeds, matters and things as it may, in its
       sole and absolute discretion deem necessary
       or desirable, for such purpose, including but
       not limited to entering into arrangements for
       appointment of agents such as Merchant banker(s),
       custodian(s) and/or such other advisor(s),
       to issue any offer Document(s), including but
       not limited to placement document, and to sign
       all agreements, deeds, documents and writings
       and to pay any fees, commissions, remuneration,
       expenses relating thereto and with power to
       settle all questions, disputes, difficulties
       or doubts that may arise in regard to such
       issue(s) or allotment(s), including providing
       any and all clarifications that may be required
       by the Appropriate Authorities and/or making
       any modifications to this Special Resolution
       for meeting the requirements of the Appropriate
       Authorities; the Board be and is hereby authorised
       to delegate to the extent permitted by law,
       all or any of the powers herein conferred to
       any Committee of Directors or the Managing
       Director or any Wholetime Director or any other
       Officer or Officers of the Company to give
       effect to the aforesaid resolution




--------------------------------------------------------------------------------------------------------------------------
 INNER MONGOLIA ERDOS CASHMERE PRODUCTS CO LTD                                               Agenda Number:  702024946
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y40841119
    Meeting Type:  EGM
    Meeting Date:  07-Jul-2009
          Ticker:
            ISIN:  CNE000000J85
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the loan guarantee for the Company's              Mgmt          For                            For
       subsidiary




--------------------------------------------------------------------------------------------------------------------------
 INNER MONGOLIA ERDOS CASHMERE PRODUCTS CO LTD                                               Agenda Number:  702090743
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y40841119
    Meeting Type:  EGM
    Meeting Date:  25-Sep-2009
          Ticker:
            ISIN:  CNE000000J85
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Company's Articles of Association               Mgmt          For                            For

2.     Approve the guarantee for the financing lease             Mgmt          For                            For
       of the Company's subsidiary




--------------------------------------------------------------------------------------------------------------------------
 INNER MONGOLIA ERDOS CASHMERE PRODUCTS CO LTD                                               Agenda Number:  702103235
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y40841119
    Meeting Type:  EGM
    Meeting Date:  15-Oct-2009
          Ticker:
            ISIN:  CNE000000J85
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to change the Audit Firm                          Mgmt          For                            For

2.     Approve the demolition and overall relocation             Mgmt          For                            For
       of a Plant




--------------------------------------------------------------------------------------------------------------------------
 INNER MONGOLIA ERDOS CASHMERE PRODUCTS CO LTD                                               Agenda Number:  702163724
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y40841119
    Meeting Type:  EGM
    Meeting Date:  11-Dec-2009
          Ticker:
            ISIN:  CNE000000J85
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve a guarantee for a Company                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INNER MONGOLIA ERDOS CASHMERE PRODUCTS CO LTD                                               Agenda Number:  702179145
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y40841119
    Meeting Type:  EGM
    Meeting Date:  28-Dec-2009
          Ticker:
            ISIN:  CNE000000J85
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the guarantee for the Company's subsidiary        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INNER MONGOLIA ERDOS CASHMERE PRODUCTS CO LTD                                               Agenda Number:  702339777
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y40841119
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  CNE000000J85
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the 2009 work report of the Board of              Mgmt          For                            For
       Directors

2      Receive the 2009 work report of the Supervisory           Mgmt          For                            For
       Committee

3      Receive the 2009 financial work report                    Mgmt          For                            For

4      Approve the 2009 profit distribution plan as              Mgmt          For                            For
       follows;1) cash dividend/10      shares(tax
       included):CNY1.0000; 2) bonus issue from profit(share/10
       shares):none; 3) bonus issue from
       capital reserve (share/10 shares):none

5      Approve the adjustment to Partial Directors               Mgmt          For                            For
       and confirmation of their         remuneration

6      Approve the adjustment to the members of the              Mgmt          For                            For
       Company's Audit Committee

7      Approve the adjustment to the remuneration for            Mgmt          For                            For
       Partial Supervisors

8      Approve the 2009 connected transactions related           Mgmt          For                            For
       to routine operation




--------------------------------------------------------------------------------------------------------------------------
 INNER MONGOLIA ERDOS CASHMERE PRODUCTS CO LTD                                               Agenda Number:  702412305
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y40841119
    Meeting Type:  EGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  CNE000000J85
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the capital increase in a Company                 Mgmt          Against                        Against

2.     Approve the lease of Power Group of a Company             Mgmt          For                            For

3.     Approve an external loan guarantee                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 INNOLUX DISPLAY CORP                                                                        Agenda Number:  702160920
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4083P109
    Meeting Type:  EGM
    Meeting Date:  06-Jan-2010
          Ticker:
            ISIN:  TW0003481008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the merger with Top Displays Corp /               Mgmt          For                            For
       TW0003195004 and Chi Mei / TW0003009007

2.     Approve the proposal of new shares issuance               Mgmt          For                            For
       of merger

3.     Approve the revision to the Articles of Incorporation     Mgmt          For                            For

4.     Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 INOTERA MEMORIES INC                                                                        Agenda Number:  702371143
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4084K109
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  TW0003474003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 669359 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    To change the representative of Director                  Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the appropriation for offsetting deficit          Mgmt          For                            For
       of year 2009

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans, endorsement and guarantee

B.5    Approve the revision to the rules of shareholder          Mgmt          For                            For
       meeting

B.6    Approve the proposal to release the prohibition           Mgmt          For                            For
       on directors from participation in competitive
       business

B.7    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 INSTITUT GRADEVINARSTVA HRVATSKE D.D., ZAGREB                                               Agenda Number:  702093864
--------------------------------------------------------------------------------------------------------------------------
        Security:  X39511104
    Meeting Type:  AGM
    Meeting Date:  26-Oct-2009
          Ticker:
            ISIN:  HRIGH0RA0006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to review and accept the Auditor's report,        Mgmt          For                            For
       Management Board report on Company's position
       and Supervisory Board report

2.     Approve to use the profit earned in 2008                  Mgmt          For                            For

3.     Approve the dividend payment                              Mgmt          For                            For

4.     Approve the reward for employees of Institut              Mgmt          For                            For
       IGH D.D.

5.     Approve to release the Management Board Members           Mgmt          For                            For

6.     Approve to release the Supervisory Board Members          Mgmt          For                            For

7.     Approve the remuneration for Supervisory Board            Mgmt          For                            For
       Members

8.     Appoint the Auditors for the 2009                         Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 INTER RAO UES JSC                                                                           Agenda Number:  702144039
--------------------------------------------------------------------------------------------------------------------------
        Security:  X7948V113
    Meeting Type:  EGM
    Meeting Date:  07-Dec-2009
          Ticker:
            ISIN:  RU000A0JPNM1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the transaction with the interested               Mgmt          For                            For
       party, related to the purchase of the additionally
       is sue shares of OJSC OGK-1

2.     Approve the agreement on the gas supply between           Mgmt          For                            For
       the issuer and OJS C Novatek, as a transactions
       with the interested party

3.     Approve the transaction with the interest ed              Mgmt          For                            For
       party between the issuer and OJSC OGK-1 related
       to the lending to OJSC OGK-1

4.     Approve the pawn transaction with the interested          Mgmt          For                            For
       party between the issuer and OJSC OGK-1

5.     Approve the Credit Agreement [financing present           Mgmt          For                            For
       range] between the issuer and Sberbank Rossii,
       as a transaction with the interested party

6.     Approve the Mortage Agreement with the interested         Mgmt          For                            For
       party between the issuer and Sberbank Rossii

7.     Approve the consent on the money debit from               Mgmt          For                            For
       the issuers accounts

8.     Approve the Credit Agreement [Financing Investment        Mgmt          For                            For
       Program] between the issuer and Sberbank Rossii,
       as a transaction with the interested party

9.     Approve the agreement on the pledge of the interest       Mgmt          For                            For
       between the issuer and Sberbank Rossii

10.    Approve the consent of Sberbank Rossii on the             Mgmt          For                            For
       money debit from the issuers accounts

11.    Approve the agreement on transmission of electrical       Mgmt          For                            For
       energy services between the issuer and FSK
       UES

12.    Approve the Purchase Sale Agreement of electric           Mgmt          For                            For
       power between the issuer and RAO Nordic Oy

13.    Approve the Purchase Sale Agreement of electric           Mgmt          For                            For
       power between the issuer and UAB Energijios
       realizacijos centras




--------------------------------------------------------------------------------------------------------------------------
 INTER RAO UES JSC, SOCHI                                                                    Agenda Number:  702448158
--------------------------------------------------------------------------------------------------------------------------
        Security:  X7948V113
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  RU000A0JPNM1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report                                 Mgmt          For                            For

2      Approve the balance sheet, profit and loss statement      Mgmt          For                            For

3      Approve the profit and loss distribution and              Mgmt          For                            For
       non payment of dividends for the year 2009

4      Election of the Board of Directors                        Mgmt          For                            For

5      Election of an Audit Commission                           Mgmt          For                            For

6      Approve an external Auditor                               Mgmt          For                            For

7      Approve the pre mature termination of powers              Mgmt          For                            For
       of the head of the Executive     Board and
       election of the head of the Executive Board

8      Approve the new edition of the Charter of the             Mgmt          For                            For
       Company

9      Approve the new edition of the provision on               Mgmt          For                            For
       the general shareholders meeting

10     Approve the increase of the Charter capital               Mgmt          Against                        Against
       of the Company by additional      share issue

11     Approve the transactions with an interest                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INTERCONEXION ELECTRICA S.A. E.S.P -  ISA                                                   Agenda Number:  702287916
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV12677
    Meeting Type:  OGM
    Meeting Date:  29-Mar-2010
          Ticker:
            ISIN:  COI15AO00020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Election of the Chairperson of the meeting                Mgmt          For                            For

2      Approve the report from the secretary regarding           Mgmt          For                            For
       approval of minutes 98 of 30  MAR 2009

3      Election of a commission to approve the meeting           Mgmt          For                            For
       minutes and returning

4      Approve the words from the minister of Mines              Mgmt          For                            For
       and Energy, Dr. Hernan Martinez  Torres

5      Approve the greetings from the Chairperson of             Mgmt          For                            For
       the Board of Directors and the  report from
       the Board regarding its operation

6      Approve the 2009 management report, Board of              Mgmt          For                            For
       Directors and General Manager

7      Receive the report from the Board of Directors            Mgmt          For                            For
       and from the general manager   regarding compliance
       with and development of the Good Governance
       Code

8      Approve the consideration of ISA'S and the consolidated   Mgmt          For                            For
       financial statements  to 31 DEC 2009

9      Approve the opinion of the Auditor                        Mgmt          For                            For

10     Approve the ISA'S and the consolidated financial          Mgmt          For                            For
       statements to 31 DEC 2009

11     Election of the Auditor and approve to set the            Mgmt          For                            For
       compensation

12     Approve the distribution of profit from the               Mgmt          For                            For
       2009 FY to constitute the legal   reserves,
       declare dividends and constitute an occasional
       reserve to           strengthen equity

13     Election of the Board of Directors                        Mgmt          For                            For

14     Various                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL CONTAINER TERMINAL SERVICES INC                                               Agenda Number:  702286902
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y41157101
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2010
          Ticker:
            ISIN:  PHY411571011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 658244 DUE TO ADDITION OF DIRECTORS NAME.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Call to order                                             Mgmt          For                            For

2      Approve to determine the existence of quorum              Mgmt          For                            For

3      Approve the minutes of the annual stockholders'           Mgmt          For                            For
       meeting held on 16 APR 2009

4      Approve the Chairman's report                             Mgmt          For                            For

5      Approve the Chairman's report and the 2009 audited        Mgmt          For                            For
       financial statements

6      Approve and ratify the acts, contracts, investments       Mgmt          For                            For
       and resolutions of the Board of Directors and
       the Management since the last annual stockholders'
       meeting

7.1    Election of Enrique K. Razon, Jr. as the Director         Mgmt          For                            For

7.2    Election of Jose C. Ibazeta as the Director               Mgmt          For                            For

7.3    Election of Stephen A. Paradies as the Director           Mgmt          For                            For

7.4    Election of Andres Soriano III as the Director            Mgmt          For                            For

7.5    Election of Octavio Victor R. Espiritu as an              Mgmt          For                            For
       Independent Director

7.6    Election of Joseph R. Higdon as an Independent            Mgmt          For                            For
       Director

7.7    Election of Jon Ramon Aboitiz as the Director             Mgmt          For                            For

8      Appointment of the External Auditors                      Mgmt          For                            For

9      Other matters                                             Non-Voting    No vote

10     Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INVENTEC CORPORATION                                                                        Agenda Number:  702443780
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4176F109
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002356003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    Receive the report on the 2009 business operations        Non-Voting    No vote

A.2    Receive the report on the 2009 audited reports            Non-Voting    No vote

A.3    Receive the report on the status of endorsement           Non-Voting    No vote
       and guarantee

A.4    Receive the report on the status of assets impairment     Non-Voting    No vote

A.5    Receive the report on the establishment for               Non-Voting    No vote
       the rules of the Board meetings

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution as follows:          Mgmt          For                            For
       proposed cash dividend: TWD  1 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings as follows:         proposed stock
       dividend: 50 for 1,000 shares held

B.4    Amend the Articles of Incorporation                       Mgmt          For                            For

B.5    Amend the procedures of monetary loans                    Mgmt          For                            For

B.6    Amend the procedures of endorsement and guarantee         Mgmt          For                            For

B.7    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in         competitive business

B.8    Other issues                                              Mgmt          Against                        Against

B.9    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 INVERCAP SA INVERCAP                                                                        Agenda Number:  702273981
--------------------------------------------------------------------------------------------------------------------------
        Security:  P5790L109
    Meeting Type:  EGM
    Meeting Date:  10-Mar-2010
          Ticker:
            ISIN:  CLP5790L1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to inform in detail and  to decide about          Mgmt          For                            For
       the appropriateness  for the social interests
       of Invercap S.A. of the negotiations between
       Cap S.A. and MC Inversions Limitadas aimed
       to convert the latter into shareholders of
       Compania Minera Del Pacifico S.A.




--------------------------------------------------------------------------------------------------------------------------
 INVERCAP SA INVERCAP                                                                        Agenda Number:  702355555
--------------------------------------------------------------------------------------------------------------------------
        Security:  P5790L109
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  CLP5790L1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the annual report, balance sheet, profit          Mgmt          For                            For
       and loss statements and      effective cash
       flow statements of the period 2009, status
       of the company and  report of External Auditors
       2009

2      Approve the policy of dividends                           Mgmt          For                            For

3      Appointment of the External Auditors                      Mgmt          For                            For

4      Approve the remuneration of the Board of Directors        Mgmt          For                            For

5      Approve the remuneration of members of the committee      Mgmt          For                            For
       of Directors and Budget  of expenses incurred
       in the operation of such committee

6      Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 INVERSIONES AGUAS METROPOLITANAS SA                                                         Agenda Number:  702346809
--------------------------------------------------------------------------------------------------------------------------
        Security:  P58595102
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  CL0000001256
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the examination of the report of the              Mgmt          For                            For
       External Auditors and decide on  the annual
       report, balance sheet and financial statements
       as regards to the   period between 01 JAN 2009
       and 31 DEC 2009

2      Approve to agree the distribution of profits              Mgmt          For                            For
       and allocation of dividends      corresponding
       to the period 2009

3      Approve the explanatory statement about the               Mgmt          For                            For
       policy of dividends of the        Company

4      Approve the information regarding operations              Mgmt          For                            For
       with related parties  Article 44 Law 18.046

5      Appointment of Independent External Auditors              Mgmt          For                            For
       for the period 2010

6      Appointment of rating agencies for the period             Mgmt          For                            For
       2010

7      Election of the Board of Directors                        Mgmt          For                            For

8      Approve to fix the remuneration of the Members            Mgmt          For                            For
       of the Board of Directors for  the period 2010

9      Approve the account statement of the Board of             Mgmt          For                            For
       Directors' expenses during 2009

10     Approve to fix the remuneration and budget of             Mgmt          For                            For
       the Committee of Directors for  the period
       2010

11     Approve the account statement of the activities           Mgmt          For                            For
       and expenses of the Committee of Directors
       during 2009

12     Approve to decide the newspaper on which the              Mgmt          For                            For
       ads of notice of stockholders    meetings shall
       be published

13     Other matters of social interest and of the               Non-Voting    No vote
       competency of the stockholders    meeting




--------------------------------------------------------------------------------------------------------------------------
 INVERSIONES ARGOS SA                                                                        Agenda Number:  702277573
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV12837
    Meeting Type:  OGM
    Meeting Date:  24-Mar-2010
          Ticker:
            ISIN:  COH09AO00017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the verification of the quorum                    Mgmt          For                            For

2      Approve the agenda                                        Mgmt          For                            For

3      Approve the designation of a committee to approve         Mgmt          For                            For
       the minutes

4      Receive the joint report from the Board of Directors      Mgmt          For                            For
       and the President

5      Approve the presentation of the financial statement       Mgmt          For                            For
       to 31 DEC 2009

6      Receive the report from the Auditor                       Mgmt          For                            For

7      Approve the joint report from the Board of Directors      Mgmt          For                            For
       and President and of the financial statement
       to 31 DEC 2009

8      Approve the presentation and the plan for the             Mgmt          For                            For
       distribution of profit

9      Approve the presentation and a Bylaws amendment           Mgmt          For                            For

10     Approve to set the compensation of the Auditor            Mgmt          For                            For

11     Proposals and various                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 INVESTEC LTD                                                                                Agenda Number:  702039416
--------------------------------------------------------------------------------------------------------------------------
        Security:  S39081138
    Meeting Type:  AGM
    Meeting Date:  13-Aug-2009
          Ticker:
            ISIN:  ZAE000081949
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Re-elect Samuel Ellis Abrahams as a Director              Mgmt          For                            For
       for Investec Ltd and Investec Plc

O.2    Re-elect Hugh Sidney Herman as a Director for             Mgmt          For                            For
       Investec Ltd and Investec Plc

O.3    Re-elect Ian Robert Kantor as a Director for              Mgmt          For                            For
       Investec Ltd and Investec Plc

O.4    Re-elect Stephen Koseff as a Director for Investec        Mgmt          For                            For
       Ltd and Investec Plc

O.5    Re-elect Sir David Prosser as a Director for              Mgmt          For                            For
       Investec Ltd and Investec Plc

O.6    Re-elect Peter Richard Suter Thomas as a Director         Mgmt          For                            For
       for Investec Ltd and Investec Plc

O.7    Authorize any Director of Company Secretaries             Mgmt          For                            For
       of Investec plc and Investec Ltd, to do all
       things and sign all documents which may be
       necessary to carry into effect the resolutions
       contained in this notice for the extent the
       same have been passed and, where applicable,
       registered

O.8    Receive and adopt the audited financial statements        Mgmt          For                            For
       of investec Ltd for the YE 31 MAR 2009, together
       with the reports of the Directors of Investec
       Ltd and the Auditors of Investec Ltd

O.9    Ratify and approve the remuneration of the Directors      Mgmt          For                            For
       of Investec Ltd for the FYE 31 MAR 2009

O.10   Approve to sanction the interim dividend paid             Mgmt          For                            For
       by Investec Ltd on the ordinary shares in Investec
       Ltd for the 6 month period ended 20080930

O.11   Approve to sanction the interim dividend paid             Mgmt          For                            For
       by Investec Ltd on the dividend access [South
       African Resident] redeemable preference share
       [SA DAS share] for the 6 month period ended
       20090930

O.12   Declare, subject to the passing of the Resolution         Mgmt          For                            For
       no. 32, a final dividend on the ordinary shares
       and the dividend access [South African Resident]
       redeemable preference share [SA DAS share]
       in Investec Ltd for the YE 31 MAR 2009 of an
       amount equal to that recommended by the Directors
       of Investec Ltd

O.13   Re-appoint Ernst and Young Inc. as the Joint              Mgmt          For                            For
       Auditors of Investec Ltd and authorize the
       Directors of Investec Limited to determine
       their remuneration

O.14   Re-appoint KPMG Inc. as the Joint Auditors and            Mgmt          For                            For
       authorize the Directors to determine their
       remuneration

O.15   Approve to place 5 % of the unissued ordinary             Mgmt          For                            For
       shares under the control of the Directors

O.16   Approve to place 5 % of the unissued Class A              Mgmt          For                            For
       variable rate compulsorily convertible Non-Cumulative
       Preference Shares, and the special convertible
       redeemable preference shares under the control
       of the Directors

O.17   Approve to place remaining unissued Shares,               Mgmt          For                            For
       being variable rate cumulative redeemable preference
       shares, Non-redeemable, Non- Cumulative, Non-Participating
       Preference Shares and the Special Convertible
       Redeemable Preference Shares under the control
       of Directors

O.18   Authorize the Directors to allot and issue ordinary       Mgmt          For                            For
       shares for cash, in respect of 5 % of the unissued
       ordinary shares

O.19   Authorize the Directors to allot and issue Class          Mgmt          For                            For
       A variable rate compulsorily convertible Non-Cumulative
       Preference Shares for cash in respect of 5%
       of the unissued Class A variable rate compulsorily
       convertible non-cumulative preference shares

S.20   Authorize the Directors to acquire ordinary               Mgmt          For                            For
       shares and perpetual preference shares, acquisitions
       of shares in aggregate in any one FY may not
       exceed 20% of Investec Ltds issued ordinary
       share capital or Investec Ltds issued perpetual
       preference share capital

S.21   Approve to increase the number of ordinary shares         Mgmt          For                            For
       in the authorized share capital of Investec
       Ltd

S.22   Approve to increase the authorized Special Convertible    Mgmt          For                            For
       Redeemable Preference Share Capital

S.23   Amend the Memorandum of Association to reflect            Mgmt          For                            For
       increase in authorized share capital

S.24   Amend the Articles of Association, annual and             Mgmt          For                            For
       general Meetings

S.25   Amend the Articles of Association: contents               Mgmt          For                            For
       of notice of General Meetings

S.26   Amend the Articles of Association: votes attaching        Mgmt          For                            For
       to shares

S.27   Amend the Articles of Association: timing for             Mgmt          For                            For
       the deposit of form of proxy

S.28   Amend the Articles of Association: rights of              Mgmt          For                            For
       proxy

O.29   Receive and adopt the financial statements of             Mgmt          For                            For
       Investec Plc for the YE 31 MAR 2009, together
       with the reports of the Directors of Investec
       plc and for the Auditors of Investec plc

O.30   Approve the remuneration report of Investec               Mgmt          For                            For
       plc FYE 31 MAR 2009

O.31   Approve to sanction the interim dividend paid             Mgmt          For                            For
       by Investec plc on the ordinary shares in Investec
       plc for the 6 month period ended 30 SEP 2008

O.32   Declare a final dividend on the ordinary shares           Mgmt          For                            For
       in Investec plc FYE 30 MAR 2009 of an amount
       equal to that recommended by the Directors
       of Investec plc

O.33   Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For
       of Investec plc and authorize the Directors
       of Investec plc to fix their remuneration

O.34   Authorize the Directors to allot shares and               Mgmt          For                            For
       others

O.35   Authorize the Directors to allot ordinary shares          Mgmt          For                            For
       for cash

O.36   Authorize the Directors to purchase ordinary              Mgmt          For                            For
       shares

O.37   Authorize, in accordance with Section 366 of              Mgmt          Against                        Against
       the Companies Act 2006, Investec plc and any
       Company which, at any time during the period
       for which this resolution has effect, is a
       subsidiary of Investec plc, to make donations
       to political organizations

O.38   Approve to increase authorized capital of Investec        Mgmt          Against                        Against
       plc to ZAR 700,000,000 by the creation of 140,000,000
       new ordinary shares of 0.0002 pounds

O.39   Approve to increase the authorized share capital          Mgmt          Against                        Against
       of Investec plc to ZAR 450,000,000 by the creation
       of 150,000,000 new special converting shares
       of 0.0002 pounds

O.40   Approve the Articles of Association of Investec           Mgmt          For                            For
       plc which were produced to the meeting and
       initialed by the Chairman for the purposes
       of identification as new articles A be and
       hereby adopted as the new Articles of Association
       of Investec plc [New Articles]

       PLEASE NOTE THAT COMMENT HAS BEEN REMOVED. THANK          Non-Voting    No vote
       YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO REMOVAL        Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 IOI CORPORATION BHD, PUTRAJAYA                                                              Agenda Number:  702105479
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y41763106
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2009
          Ticker:
            ISIN:  MYL1961OO001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the FYE 30 JUN 2009 and the reports of
       the Directors and the Auditors thereon

2.A    Re-elect Dato Lee Yeow Chor as a Director, who            Mgmt          For                            For
       retires by rotation pursuant to Article 101
       of the Company's Articles of Association

2.B    Re-elect Mr. Lee Cheng Leang as a Director,               Mgmt          For                            For
       who retires by rotation pursuant to Article
       101 of the Company's Articles of Association

3.A    Re-appoint Tan Sri Dato Lee Shin Cheng as a               Mgmt          For                            For
       Director of the Company, who retires pursuant
       to Section 129 of the Companies Act, 1965,
       to hold office until the next AGM

3.B    Re-appoint Mr. Chan Fong Ann as a Director of             Mgmt          For                            For
       the Company, who retires pursuant to Section
       129 of the Companies Act, 1965, to hold office
       until the next AGM

4.     Approve the increase in the payment of Directors'         Mgmt          For                            For
       fees to MYR 480,000 to be divided among the
       Directors in such manner as the Directors may
       determine

5.     Re-appoint BDO Binder, the retiring Auditors              Mgmt          For                            For
       and authorize the Directors to fix their remuneration

6.1    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       132D of the Companies Act, 1965, to allot and
       issue shares in the Company from time to time
       and upon such terms and conditions and for
       such purposes as they may deem fit subject
       always to the approval of the relevant authorities
       being obtained for such issue and provided
       that the aggregate number of shares to be issued
       pursuant to this resolution does not exceed
       10% of the issued share capital for the time
       being of the Company; and to obtain the approval
       from Bursa Malaysia Securities Berhad [Bursa
       Securities] for the listing of and quotation
       for the additional shares so issued; [Authority
       expires until the conclusion of the next AGM
       of the Company]

6.2    Authorize the Company, subject to compliance              Mgmt          For                            For
       with applicable laws, regulations and the approval
       of all relevant authorities, to utilize up
       to the aggregate of the Company's latest audited
       retained earnings and share premium account
       to purchase up to 10% of the issued and paid-up
       ordinary share capital of the Company [Proposed
       Purchase] as may be determined by the Directors
       of the Company from time to time through Bursa
       Securities upon such terms and conditions as
       the Directors may deem fit and expedient in
       the interest of the Company; at the discretion
       of the Directors of the Company, the shares
       of the Company to be purchased are to be cancelled
       and/or retained as the treasury shares and
       distributed as dividends or resold on Bursa
       Securities and/or cancelled; and authorize
       the Directors of the Company, to do all acts
       and things to give effect to the proposed purchase
       with full powers to assent to any condition,
       modification, revaluation, variation and/or
       amendment [if any] as may be imposed by the
       relevant authorities and/or do all such acts
       and things as the Directors may deem fit and
       expedient in the best interest of the Company;
       [Authority expires the earlier at the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM after
       that date is required by Law to be held]; whichever
       is the earlier but not so as to prejudice the
       completion of purchase(s) by the Company before
       the aforesaid expiry date and, in any event,
       in accordance with the provisions of the main
       market listing requirements of Bursa securities
       or any other relevant authorities

6.3    Approve to renew the shareholders' mandate for            Mgmt          For                            For
       the Company and its subsidiaries to enter into
       recurrent related party transactions of a revenue
       or trading nature which are necessary for day-to-day
       operations involving the interests of the Directors,
       major shareholders or persons connected to
       the Directors and/or major shareholders of
       the Company and its subsidiaries [Related Parties],
       as specified subject to the following: a) the
       transactions are carried out in the ordinary
       course of business on normal commercial terms
       which are not more favorable to the related
       parties than those generally available to the
       public and are not to the detriment of the
       minority shareholders of the Company; and b)
       disclosure is made in the annual report of
       the aggregate value of transactions conducted
       pursuant to the Shareholders' Mandate during
       the FY; [Authority expires the earlier at the
       conclusion of the next AGM of the Company or
       the expiration of the period within which the
       next AGM of the Company after that date it
       is required to be held pursuant to Section
       143(1) of the Companies Act, 1965 [the Act]
       [but shall not extend to such extension as
       may be allowed pursuant to Section 143(2) of
       the Act]]; and authorize the Directors of the
       Company to complete and do all such acts and
       things as they may consider expedient or necessary
       to give effect to the proposed renewal of shareholders'
       mandate

7..    Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 IOI CORPORATION BHD, PUTRAJAYA                                                              Agenda Number:  702107954
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y41763106
    Meeting Type:  EGM
    Meeting Date:  28-Oct-2009
          Ticker:
            ISIN:  MYL1961OO001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       subject to the approvals of the relevant authorities
       or parties being obtained [where required],
       including but not limited to the approval-in-principle
       of Bursa Malaysia Securities Berhad for the
       listing of and quotation for up to 420,747,059
       Rights Shares to be issued pursuant to the
       Proposed Rights Issue, to allot by way of a
       renounceable rights issue up to a maximum of
       420,747,059 Rights Shares at an issue price
       of MYR 2.90 per Rights Share to the shareholders
       of the Company whose names appear in the Record
       of Depositors at the entitlement date and time
       to be determined by the Board, on the basis
       of 1 Rights Share for every 15 existing Shares
       held in IOI on such date and on such other
       terms and conditions as the Board may determine;
       authorize the Board to deal with any fractional
       entitlements that may arise from the Proposed
       Rights Issue in such manner as the Board shall
       in its absolute discretion deem expedient or
       in the best interests of the Company; the Rights
       Shares to be issued shall, upon issue and allotment,
       rank pari passu in all respects with the then
       existing issued and paid-up Shares, except
       that the holders of the Rights Shares shall
       not be entitled to any dividends, rights, allotments
       and/or distributions which may be declared,
       made or paid to shareholders of the Company,
       the entitlement date of which is prior to the
       allotment date of the Rights Shares; any Rights
       Shares which are not validly taken up or which
       are not allotted for any reason whatsoever
       shall first be made available for excess shares
       application; the proceeds of the Proposed Rights
       Issue be utilized for the purposes as set out
       in the Circular to Shareholders of the Company
       dated 5 October 2009, with full powers to vary
       the manner and/or purpose of utilization of
       such proceeds in such manner as the Board may
       deem fit, necessary and/or expedient, subject
       (where required) to the approval of the relevant
       authorities; and to do all such acts and things
       and enter into all such transactions, arrangements,
       agreements and/or documents as may be necessary
       or expedient in order to implement, give effect
       to and complete the Proposed Rights Issue with
       full power to assent to any condition, modification,
       variation and/or amendment as the Board may
       deem fit, necessary and/or expedient in the
       interests of the Company or as may be imposed
       by any relevant authority or consequent upon
       the implementation of the said conditions,
       modifications, variations and/or amendments

2.     Authorize PHSB and PAC, subject to the passing            Mgmt          For                            For
       of Ordinary Resolution 1 above and the approval
       of the Securities Commission, Malaysia being
       obtained, to be exempted from any obligation
       to extend a mandatory offer that may arise
       at any time under Parts II and/or VII of the
       Code to holders of voting shares and convertible
       securities of IOI to acquire all the remaining
       voting shares and convertible securities in
       IOI not already owned by PHSB and PAC arising
       from or in connection with the Proposed Rights
       Issue; authorize the Board of Directors to
       do or procure to be done all such acts, deeds
       and things and to execute, sign and deliver
       on behalf of the Company, all such documents
       as it may be deemed necessary, expedient and/or
       appropriate to implement and give full effect
       to the Proposed Exemption with full power to
       assent to any condition, modification, variation
       and/or amendment as the Board may deem fit,
       necessary and/or expedient in the interest
       of the Company or as may be imposed by any
       relevant authority or consequent upon the implementation
       of the said conditions, modifications, variations
       and/or amendments

3.     Authorize the Company and its Board of Directors          Mgmt          For                            For
       of the Company, at any time and from time to
       time, to allot and issue to LYS, an Executive
       Director of the Company, up to a maximum of
       4,000,000 new IOI Shares based on the maximum
       allowable allotment pursuant to the Company's
       ESOS and in accordance with the Bye-Laws of
       the ESOS; the number of IOI Shares allocated,
       in aggregate, to Executive Directors and Members
       of the senior management of IOI Group, shall
       not exceed 50% of the total number of shares
       to be issued under the ESOS; and the number
       of IOI Shares to be allotted and issued to
       LYS, who either singly or collectively through
       persons connected with him, holds 20% or more
       of the issued and paid-up share capital of
       the Company, shall not exceed 10% of the total
       IOI Shares that are available to be issued
       under the ESOS, subject always to the terms
       and conditions of the Bye-Laws and/or any adjustments
       which may be made in accordance with the provisions
       of the Bye-Laws




--------------------------------------------------------------------------------------------------------------------------
 IRPC PUBLIC COMPANY LTD                                                                     Agenda Number:  702248560
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4177E119
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2010
          Ticker:
            ISIN:  TH0471010Y12
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Acknowledge the notice of the Chairman                    Mgmt          For                            For

2      Approve the minutes of the AGM of shareholders            Mgmt          For                            For
       for the year 2009 held on 08   APR 2009

3      Acknowledge the report on the Company's performance       Mgmt          For                            For
       of the year 2009 and      approve the audited
       financial statement for the YE 31 DEC 2009

4      Approve the allocation of the net profit of               Mgmt          For                            For
       the year 2009 and approve         dividend
       payment for the year 2009, the dividend payment
       will be at the rate  of THB 0.18

5.1    Re-appoint Mr. Prasert Bunsumpun as a Director            Mgmt          For                            For
       in replacement of the person   who is due to
       retire by rotation

5.2    Re-appoint Mr. Pailin Chuchottaworn as a Director         Mgmt          For                            For
       in replacement of the       person who is due
       to retire by rotation

5.3    Re-appoint Mrs. Jantima Sirisaengtaksin as a              Mgmt          For                            For
       Director in replacement of the   person who
       is due to retire by rotation

5.4    Re-appoint Mr. Sommai Khowkachaporn as a Director         Mgmt          For                            For
       in replacement of the       person who is due
       to retire by rotation

5.5    Appointment of Mr. Chulayuth Hirunyavasit to              Mgmt          For                            For
       replace Mr. Pala Sookawesh, as

6      Approve the bonus of Directors for the year               Mgmt          For                            For
       2009 and remuneration of          Directors
       for the year 2010

7      Appointment of PricewaterhouseCoopers Abas Limited        Mgmt          For                            For
       as the Auditors of the

8      Approve the issuance of the domestic debenture            Mgmt          Against                        Against
       and/or foreign debenture

9      Approve the cancellation of the current Company's         Mgmt          For                            For
       objectives and replace with the new version
       and amend the Article 3 of Memorandum of Association
       as       specified

10     Other matters (if any)                                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 IRSA INVERSIONES Y REPRESENTACIONES S A                                                     Agenda Number:  702110824
--------------------------------------------------------------------------------------------------------------------------
        Security:  P58809107
    Meeting Type:  MIX
    Meeting Date:  29-Oct-2009
          Ticker:
            ISIN:  ARP588091073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT IN ORDER TO PERMIT FOREIGN         Non-Voting    No Action
       SHAREHOLDERS TO PARTICIPATE IN SHAREHOLDERS'
       MEETINGS, ARGENTINE COMPANIES MAY REQUEST FOREIGN
       SHAREHOLDERS TO PROVIDE PROOF OF THEIR REGISTRATION
       AT THE SUPERINTENDENCY OF CORPORATIONS [INSPECCION
       GENERAL DE JUSTICIA].

1.     Elect 2 shareholders to sign the minutes of               Mgmt          No Action
       the meeting

2.     Approve the documentation provided in the Article         Mgmt          No Action
       234 Line 1 of Law Number 19550, for the FY
       ending 30 JUN 2009

3.     Approve the term in office of the Board of Directors      Mgmt          No Action

4.     Approve the term in office of the Oversight               Mgmt          No Action
       Committee

5.     Approve the treatment and allocation of the               Mgmt          No Action
       results from the FY ending 30 JUN 2009, that
       led to a profit of ARS 158,635,000; the payment
       of a cash dividend and or in kind of an amount
       up to 20% of the gross income from the segment
       called office and others defined in Note 4
       of the results statement per segment as of
       30 JUN 2009, or up to 20% of the net profit
       as of 30 JUN 2009, whichever is greater

6.     Approve the remuneration for the Board of Directors       Mgmt          No Action
       for the FY ending 30 JUN 2009, of ARS 11,945,014.00,
       in excess of ARS 3,812,601 over the 5% limit,
       adjusted in accordance with the Article 261
       of Law Number 19550 and the regulation of the
       National Securities Commission, before the
       amount proposed for the distribution of dividends;
       authorize the Board of Directors for the approval
       of the Audit Committee Budget

7.     Approve the remuneration of the Oversight Committee       Mgmt          No Action
       for the FY ending 30 JUN 2009

8.     Approve to set the number and the election of             Mgmt          No Action
       the Full and Alternate Members of the Board
       of Directors, as appropriate

9.     Approve the designation of the Full and Alternate         Mgmt          No Action
       Members of the Oversight Committee

10.    Approve the designation of the Certifying Accountant      Mgmt          No Action
       for the next FY and to determine his or her
       remuneration

11.    Approve to update the report on the Shared Services       Mgmt          No Action
       Agreement; grant authority for amendments and
       delegations

12.    Approve the treatment of the amounts paid as              Mgmt          No Action
       tax on personal assets belonging to shareholders

13.    Approve to increase the amount of the applicable          Mgmt          No Action
       global program for the issuance of negotiable
       bonds up to the amount of USD 200,000,000 [or
       its equivalent in other currencies] and the
       delegation to the Board of Directors and authorizations

14.    Approve the creation of a global program for              Mgmt          No Action
       the issuance of short-term debt securities
       in the form of negotiable bonds, simple, not
       convertible into shares, denominated in ARS,
       USD or any other currency, with secured, special,
       floating and/or other guarantee, including
       guarantee from third parties, subordinated
       or not, for a maximum amount in circulation
       at any given time that cannot exceed the ARS
       equivalent of USD 50,000,000 [or its equivalent
       in other currencies] [the VCP program]; approve
       the delegation to the Board of Directors of
       the Broadest authority so that, within the
       maximum amount set by the general meeting,
       it may establish the remaining conditions of
       the program and the time for the issuance and
       the other terms and conditions of each class
       and/or series of negotiable bonds to be issued
       under the program; the request to register
       the Company in the special register of VCP
       issuers; sub-delegation of authority by the
       Board of Directors of the Company

15.    Approve the special balance sheet for the spin-off        Mgmt          No Action
       merger of IRSA, the special balance sheet for
       the merger of Patagonian Investment S.A., from
       here onwards referred to as 'Paisa', the special
       balance sheet for the spin-off merger of Palermo
       Invest S.A., from here onwards referred to
       as 'Pisa', the special balance sheet for the
       spin-off merger of Inversora Bolivar S.A.,
       from here onwards referred to as 'Ibosa' all
       written as of 30 JUN 2009, and the reports
       from the Oversight Committee and from the Auditor;
       the prior merger and spin-off merger undertaking
       entered into with Paisa, Pisa and Ibosa and
       other documentation; authorizations, designation
       of a representative to grant the definitive
       agreement

16.    Approve the payment of a bonus allocated to               Mgmt          No Action
       the Management of the Company of up to 1% of
       the working capital expressed in cash or in
       kind; authorize the Board of Directors for
       the implementation, assignment of a percentage,
       time and manner for performance




--------------------------------------------------------------------------------------------------------------------------
 IRSA INVERSIONES Y REPRESENTACIONES S A                                                     Agenda Number:  702148936
--------------------------------------------------------------------------------------------------------------------------
        Security:  P58809107
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2009
          Ticker:
            ISIN:  ARP588091073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT IN ORDER TO PERMIT FOREIGN         Non-Voting    No Action
       SHAREHOLDERS TO PARTICIPATE IN SHAREHOLDERS'
       MEETINGS, ARGENTINEAN COMPANIES MAY REQUEST
       FOREIGN SHAREHOLDERS TO PROVIDE PROOF OF THEIR
       REGISTRATION AT THE SUPERINTENDENCY OF CORPORATIONS
       [INSPECCION GENERAL DE JUSTICIA]. THANK YOU.

1.     Approve the special balance sheet for the spin-off        Mgmt          No Action
       Merger of IRSA, the special balance sheet for
       the Merger of Patagonian Investment S.A., from
       here onwards referred to as 'Paisa', the special
       balance sheet for the spin-off Merger of Palermo
       Invest S.A., from here onwards referred to
       as 'Pisa', the special balance sheet for the
       spin-off Merger of Inversora Bolivar S.A.,
       from here onwards referred to as 'Ibosa' all
       written as of 30 JUN 2009, and the reports
       from the Oversight Committee and from the Auditor;
       the prior merger and spin-off merger undertaking
       entered into with Paisa, Pisa




--------------------------------------------------------------------------------------------------------------------------
 IRSA INVERSIONES Y REPRESENTACIONES S.A.                                                    Agenda Number:  933157821
--------------------------------------------------------------------------------------------------------------------------
        Security:  450047204
    Meeting Type:  Special
    Meeting Date:  29-Oct-2009
          Ticker:  IRS
            ISIN:  US4500472042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPOINTMENT OF TWO SHAREHOLDERS TO SIGN THE               Mgmt          For                            For
       SHAREHOLDERS MEETING MINUTE.

02     CONSIDERATION OF THE DOCUMENTATION MENTIONED              Mgmt          For                            For
       IN SECTION 234, SUB- SECTION 1ST OF THE CORPORATIONS
       ACT 19.550, OF THE ACCOUNTING PERIOD CLOSED
       ON JUNE 30TH 2009.

03     CONSIDERATION OF THE MANAGEMENT OF THE BOARD              Mgmt          For                            For
       OF DIRECTORS.

04     CONSIDERATION OF THE MANAGEMENT OF THE SUPERVISORY        Mgmt          For                            For
       BODY.

05     TREATMENT AND DESTINATION OF THE RESULTS OF               Mgmt          For                            For
       THE ACCOUNTING PERIOD CLOSED ON JUNE 30TH 2009,
       WHICH SHOWED A PROFIT WORTH $ 158.635.000 (ARGENTINEAN
       PESOS ONE HUNDRED FIFTY EIGHT THOUSAND SIX
       HUNDRED THIRTY FIVE). CONSIDERATION OF THE
       PAYMENT OF A DIVIDEND IN KIND AND/OR IN CASH
       FOR AN AMOUNT EQUIVALENT TO 20% OF THE GROSS
       PROFIT OF THE SEGMENT "OFFICE AND OTHERS" DEFINED
       IN NOTE 4 OF THE FINANCIAL STATEMENTS BY SEGMENT
       UP TO JUNE 30TH 2009 OR UP TO 20% OF THE NET
       PROFIT UP TO JUNE 30TH 2009, WHICHEVER IS BIGGER.

06     CONSIDERATION OF THE REMUNERATION TO THE BOARD            Mgmt          For                            For
       OF DIRECTORS THAT CORRESPONDS TO THE ACCOUNTING
       PERIOD ENDED ON JUNE 30TH 2009 FOR $11.945.014
       EXCEEDING IN $3.812.601 (PESOS THREE MILLION
       EIGHT HUNDRED AND TWELVE THOUSAND SIX HUNDRED
       AND ONE) ABOVE THE FIVE PER CENT (5%) LIMIT
       OF THE PROFITS ESTABLISHED BY SECTION 261 OF
       THE CORPORATIONS ACT 19.550 AND THE RULES OF
       THE COMISION NACIONAL DE VALORES, OF THE PROPOSED
       AMOUNT OF DIVIDENDS DISTRIBUTION. ENTRUSTMENT
       TO THE BOARD OF DIRECTORS OF THE APPROVAL OF
       THE AUDITORS COMMITTEE'S BUDGET.

07     CONSIDERATION OF THE REMUNERATION OF THE SUPERVISORY      Mgmt          For                            For
       BODY FOR THE ACCOUNTING PERIOD ENDED ON JUNE
       30TH 2009.

08     DETERMINATION OF THE NUMBER AND APPOINTMENT               Mgmt          For                            For
       OF THE DIRECTORS AND THE SUBSTITUTE DIRECTORS,
       IF APPLICABLE.

09     APPOINTMENT OF THE MEMBERS AND SUBSTITUTE MEMBERS         Mgmt          For                            For
       OF THE SUPERVISORY BODY.

10     APPOINTMENT OF THE CERTIFYING ACCOUNTANT FOR              Mgmt          For                            For
       THE NEXT ACCOUNTING PERIOD AND DETERMINATION
       OF HIS REMUNERATION.

11     UPDATE OF THE REPORT OF THE SHARED SERVICES               Mgmt          For                            For
       CONTRACT (CONTRATO DE SERVICIOS COMPARTIDOS).
       AUTHORIZATIONS AND DELEGATIONS.

12     TREATMENT OF THE MONIES PAID FOR PERSONAL ASSETS          Mgmt          For                            For
       TAX OF THE SHAREHOLDERS.

13     CONSIDERATION OF THE EXTENSION OF THE AMOUNTS             Mgmt          For                            For
       OF THE CURRENT "GLOBAL PROGRAM OF ISSUANCE
       OF NEGOTIABLE SECURITIES" (PROGRAMA GLOBAL
       DE EMISION DE OBLIGACIONES NEGOCIABLES) UP
       TO THE AMOUNT OF U$D 200.000.000 (UNITED STATES
       DOLLARS TWO HUNDRED MILLION) (OR ITS EQUIVALENT
       AMOUNT IN OTHER CURRENCIES) (THE "PROGRAM").
       ASSIGNMENTS AND AUTHORIZATIONS TO THE BOARD
       OF DIRECTORS.

14     CONSIDERATION OF THE CREATION OF A GLOBAL PROGRAM         Mgmt          For                            For
       FOR THE ISSUANCE OF SHORT TERM TITLES THAT
       REPRESENT DEBT (THE "VCP") INSTRUMENTED BY
       NEGOTIABLE SECURITIES WHICH MUST BE SIMPLE,
       NOT CONVERTIBLE INTO STOCK, IN PESOS, AMERICAN
       DOLLARS OR ANY OTHER CURRENCY, WITH A COMMON,
       SPECIAL, OR FLOATING WARRANTY AND/OR ANY OTHER
       WARRANTY, INCLUDING THIRD PARTIES WARRANTIES,
       SUBORDINATED OR NOT, FOR A MAXIMUM OUTSTANDING
       AMOUNT WHICH COULD NOT EXCEED PESOS U$D 50.000.000
       (OR ITS EQUIVALENT IN ANY OTHER CURRENCY) IN
       ANY GIVEN TIME, (THE "VCP PROGRAM").

15     CONSIDERATION OF THE SPECIAL BALANCE SHEET OF             Mgmt          For                            For
       SPIN-OFF / MERGER OF IRSA AND THE SPECIAL BALANCE
       SHEET OF MERGER OF PATAGONIAN INVESTMENT SA,
       HEREINAFTER PAISA, SPECIAL BALANCE SHEET OF
       SPIN - OFF / MERGER OF PALERMO INVEST SA, HEREINAFTER,
       "PISA", SPECIAL BALANCE SHEET OF SPIN - OFF
       / MERGER OF INVERSORA BOLIVAR SA, HEREINAFTER
       "IBOSA", SPECIAL BALANCE SHEET OF SPIN - OFF
       OF PISA, AND SPECIAL BALANCE SHEET OF IBOSA,
       ALL OF THEM DRAFTED ON JUNE 30TH 2009, AND
       OF THE SUPERVISORY BODY AND THE AUDITOR'S REPORTS.

16     CONSIDERATION OF A BONUS PAYMENT TO THE MANAGEMENT        Mgmt          For                            For
       OF THE COMPANY OF UP TO 1% OF THE OUTSTANDING
       CAPITAL STOCK IN CASH OR IN KIND. APPOINTMENT
       TO THE BOARD OF DIRECTORS OF THE IMPLEMENTATION,
       PERCENTAGE ALLOCATION, TIME AND TYPE OF EXECUTION.




--------------------------------------------------------------------------------------------------------------------------
 ISAGEN S.A. E.S.P.                                                                          Agenda Number:  702279060
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV12673
    Meeting Type:  OGM
    Meeting Date:  24-Mar-2010
          Ticker:
            ISIN:  COI16AO00010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the verification of the quorum and the            Mgmt          For                            For
       agenda

2      Election of the chairperson of the meeting                Mgmt          For                            For

3      Receive the report from the Secretary of the              Mgmt          For                            For
       meeting regarding the approval   of minutes
       number 28 of 24 MAR 2009

4      Election of the commission to approve the minutes         Mgmt          For                            For

5      Approve the greetings from the minister of mines          Mgmt          For                            For
       and energy

6      Approve the greetings from the chairperson of             Mgmt          For                            For
       the Board of Directors and the  report regarding
       the functioning of the same

7      Receive the report regarding compliance with              Mgmt          For                            For
       good corporate Governance        practices

8      Approve the 2009 management report                        Mgmt          For                            For

9      Approve the financial statements with a cut-off           Mgmt          For                            For
       date of 31 DEC 2009

10     Approve the Auditor's opinion                             Mgmt          For                            For

11     Approve the financial statements with a cut-off           Mgmt          For                            For
       date of 31 DEC 2009 and other documents required
       by law

12     Approve the distribution of profit                        Mgmt          For                            For

13     Various                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ISLAMIC ARABIC INSURANCE COMPANY                                                            Agenda Number:  702333105
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5693L100
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  AE000A0F6L96
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Board of Directors report for the             Mgmt          For                            For
       FY 2009

2      Approve the Auditors report for the FY 2009               Mgmt          For                            For

3      Approve the Fatwa and Sharia Supervisory Board            Mgmt          For                            For
       report

4      Approve the proposal for no distribution of               Mgmt          For                            For
       the Dividend

5      Approve the balance sheet and profit and loss             Mgmt          For                            For
       account for the FY 2009

6      Approve to absolve the Members of the Board               Mgmt          For                            For
       of Directors and External         Auditors
       of their liability in respect to their work
       for the period ending 31 DEC 2009

7      Approve the resignation of Mr. Riola Fazal and            Mgmt          For                            For
       replace by Hussain Hassan




--------------------------------------------------------------------------------------------------------------------------
 ISRAEL CHEMICALS LTD                                                                        Agenda Number:  702035305
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5920A109
    Meeting Type:  SGM
    Meeting Date:  20-Jul-2009
          Ticker:
            ISIN:  IL0002810146
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve an agreement between the Company and              Mgmt          For                            For
       the controlling shareholder, Israel Corporation
       Ltd., for the supply by Israel Corp to the
       Company and subsidiaries of management services
       including day to day consultancy, professional,
       finance, strategic, management consultancy,
       regulatory and media consultancy and representation;
       the agreement will replace the existing agreement
       which has been in force from 1996 until the
       present day by which Israel Corp supplied the
       services to the Company in consideration for
       USD 2.5 million a year, which amount was not
       updated from 1996 until now despite the considerable
       increase over the years in the business and
       geographic operation of the Company; in addition,
       directors of Israel Corp. are officers of the
       Company and in respect of their services the
       Company pays management fees to Israel Corp
       [USD 200,000 in respect of 3 directors of Israel
       Corp. in 2008]; the agreement will be for a
       3 year period in consideration for USD 3.5
       million a year and the Company will stop paying
       management fees in respect of the services
       of directors of Israel Corp




--------------------------------------------------------------------------------------------------------------------------
 ISRAEL CHEMICALS LTD                                                                        Agenda Number:  702051931
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5920A109
    Meeting Type:  OGM
    Meeting Date:  25-Aug-2009
          Ticker:
            ISIN:  IL0002810146
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the presentation of the financial statements      Mgmt          For                            For
       and the Directors' report for 2008

2.     Re-appoint Messrs. N. Gilad, Y. Rosen, N. Yatziv,         Mgmt          For                            For
       A. Paz, C. Erez, V. Medina, M. Vidman, A. Sadeh
       and A. Shochat as the Officiating Directors
       until the next AGM and approve their remuneration
       as well as liability exemption, insurance and
       indemnity will remain without change by a previous
       general meeting

3.     Approve the annual remuneration and meeting               Mgmt          For                            For
       attendance fees to some Directors in respect
       of Officiating as Directors in certain subsidiaries

4.     Re-appoint Prof. Y. Orgold as an External Director        Mgmt          For                            For
       for a statutory 3 year period without change
       in remuneration, liability exemption, insurance
       and indemnity

5.     Appoint Dr. M. Haran as an External Director              Mgmt          For                            For
       for a statutory 3 year period

6.     Approve to issue Dr. Haran of liability exemption         Mgmt          For                            For
       and indemnity undertaking in the form previously
       approved by general meeting and participation
       in existing D and O insurance

7.     Approve the annual remuneration and meeting               Mgmt          For                            For
       attendance fees to the External Directors:
       Prof. Orgold and Dr. Haran in respect of Officiating
       as Directors in subsidiaries

8.     Appoint the Accountant Auditors and authorize             Mgmt          For                            For
       the Board to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 ISRAEL CHEMICALS LTD                                                                        Agenda Number:  702197559
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5920A109
    Meeting Type:  SGM
    Meeting Date:  15-Feb-2010
          Ticker:
            ISIN:  IL0002810146
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Approve the issue to the Chairman, Mr. Nir Gilad,         Mgmt          For                            For
       of 800,000 options with an  exercise price
       of NIS 53.1 vesting by 3 installments; the
       issue is in the     frame of an issue 11 million
       options to 200 individuals including officers
       and senior executives; the economic value
       calculated by the Black & Schules   method
       is NIS 14.8 million




--------------------------------------------------------------------------------------------------------------------------
 ISRAEL DISC BK LTD                                                                          Agenda Number:  702054800
--------------------------------------------------------------------------------------------------------------------------
        Security:  465074201
    Meeting Type:  EGM
    Meeting Date:  27-Aug-2009
          Ticker:
            ISIN:  IL0006912120
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the issue of undertakings for liability           Mgmt          For                            For
       exemption to the extent permitted by law, to
       D and O appointed after JUN 2007, or to be
       appointed in the future, with the exception
       of owners of control in respect of whom a specific
       resolution will be required

2.     Approve the issue of indemnity undertakings               Mgmt          For                            For
       to D and O appointed after JUN 2007, or to
       be appointed in the future, with the exception
       of owners of control in respect of whom a specific
       resolution will be required

3.     Appoint Ms. T. Guberman as an External Director           Mgmt          For                            For
       for a statutory 3 year period




--------------------------------------------------------------------------------------------------------------------------
 ISRAEL DISC BK LTD                                                                          Agenda Number:  702457955
--------------------------------------------------------------------------------------------------------------------------
        Security:  465074201
    Meeting Type:  EGM
    Meeting Date:  30-Jun-2010
          Ticker:
            ISIN:  IL0006912120
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Approve the purchase for the year commenced               Mgmt          For                            For
       01 APR 2010 of D and O insurance  cover for
       the discount group in the amount of USD 100
       million for a total     premium of USD 812,000
       of which the share of the bank is USD 500,000

2      Approve the payment to the Director, Mr. I.               Mgmt          For                            For
       Sharir of the amount of USD       12,000 in
       respect of his services as Chairman of the
       subsidiary discount      capital markets

3      Amend the Articles in order to clarify that               Mgmt          For                            For
       the agenda at shareholders        meetings
       is one or more shareholders holding in the
       aggregate at least 20% of the voting rights




--------------------------------------------------------------------------------------------------------------------------
 ISRAEL DISCOUNT BANK LTD., TEL AVIV-JAFFA                                                   Agenda Number:  702168192
--------------------------------------------------------------------------------------------------------------------------
        Security:  465074201
    Meeting Type:  SGM
    Meeting Date:  15-Dec-2009
          Ticker:
            ISIN:  IL0006912120
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve to increase the registered share capital          Mgmt          Against                        Against
       by 111 million Ordinary A Shares of NIS 0.10
       each in such manner that after the increase
       the Company's registered share capital will
       comprise of 1,961,000,000 Ordinary A Shares
       of NIS 1.10 par value and 40,000 6% Cumulative
       Preference Shares of NIS 0.00504 each




--------------------------------------------------------------------------------------------------------------------------
 ISRAEL DISCOUNT BANK LTD., TEL AVIV-JAFFA                                                   Agenda Number:  702166427
--------------------------------------------------------------------------------------------------------------------------
        Security:  465074201
    Meeting Type:  SGM
    Meeting Date:  29-Dec-2009
          Ticker:
            ISIN:  IL0006912120
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Appoint Dr. Y. Bachar as a Director of the Company        Mgmt          For                            For
       commencing 01 JAN 2010




--------------------------------------------------------------------------------------------------------------------------
 ISRAMCO NEGEV 2 LTD PARTNERSHIP, PETAH TIKVA                                                Agenda Number:  702192864
--------------------------------------------------------------------------------------------------------------------------
        Security:  M6143Z129
    Meeting Type:  OGM
    Meeting Date:  28-Jan-2010
          Ticker:
            ISIN:  IL0002320179
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.1    Approve a transaction with the General Partner            Mgmt          For                            For
       by which the General Partner will transfer
       to the Partnership 59% participation rights
       in preliminary marine license Daniel/200 in
       consideration for an undertaking to pay a proportional
       share [USD 163,879) of the geological and geo
       physical cost and also a proportionate share
       of future exploration and development

1.2    Authorize the General Partner to sign the necessary       Mgmt          For                            For
       documents for receipt of the rights and becoming
       party to the joint operation agreement

1.3    Approve the payment of a 5% royalty to the General        Mgmt          For                            For
       Partner

1.4    Approve to change the designation of partnership          Mgmt          For                            For
       funds to include Daniel

1.5    Approve the Partnership Agreement to include              Mgmt          For                            For
       the rights in Daniel

2.     Amend the Trust Agreement relating to various             Mgmt          For                            For
       formalities including the addition clarifying
       that US Dollar payments are to be made in Israel
       currency linked to the US Dollar but not less
       than NIS 4=USD 1 and simplifying the raise
       of capital

3.     Amend the Partnership Agreement relating to               Mgmt          For                            For
       various formalities including US Dollar payments
       as above and redefining expenses of partnership
       management

4.     Authorize the General Partner to set up new               Mgmt          For                            For
       Companies the sole purpose of which is to raise
       the capital for the grant of loans to the Partnership
       for funding development of gas reserves and
       grant authority to take various actions in
       connection therewith




--------------------------------------------------------------------------------------------------------------------------
 ITAU UNIBANCO HLDG SA MEDIUM TERM NTS BOOK ENTRY REG S                                      Agenda Number:  702348207
--------------------------------------------------------------------------------------------------------------------------
        Security:  P5968U113
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  BRITUBACNPR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 3 ONLY. THANK    YOU.

1      To receive the administrators accounts, to examine,       Non-Voting    No vote
       discuss and vote on the   administrations report,
       the financial statement s and the accounting
       statements accompanied by the Independent
       Auditor's report regarding the FYE  31 DEC
       2009

2      To decide on the allocation of the net profits            Non-Voting    No vote
       from the FY

3      Election of Srs. Pedro Moreira Salles, Alfredo            Mgmt          For                            For
       Egydio Arruda Villela Filho, Roberto Egydio
       Setubal, Alcides Lopes Tapias, Alfredo Egydio
       Setubal, Candido Botelho Bracher, Fernando
       Roberto Moreira Salles, Francisco Eduardo de
       Almeida Pinto, Gustavo Jorge Laboissiere Loyola,
       Henri Penchas, Israel Vainboim, Pedro Luiz
       Bodin de Moraes and Ricardo Villela Marino
       as the Directors

4      To set the total annual remuneration for the              Non-Voting    No vote
       Members of the Board of          Directors
       and the Finance Committee

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NAMES. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ITAUSA INVESTIMENTOS ITAU SA, SAO PAULO                                                     Agenda Number:  702365342
--------------------------------------------------------------------------------------------------------------------------
        Security:  P58711105
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRITSAACNPR7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 3 ONLY. THANK    YOU.

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      To examine the Board of Directors annual report,          Non-Voting    No vote
       the financial statements,    External Auditors
       and of the finance Committee and documents
       opinion report   relating to FYE 31 DEC 2009

2      To deliberate on the proposal of budget of capital        Non-Voting    No vote

3      Election of the Members of the Board of Directors         Mgmt          For                            For
       and the Members of the

4      To set the Directors, Board of Directors and              Non-Voting    No vote
       finance Committee's global       remuneration




--------------------------------------------------------------------------------------------------------------------------
 ITC LTD                                                                                     Agenda Number:  702031179
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4211T171
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2009
          Ticker:
            ISIN:  INE154A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the accounts of the Company             Mgmt          For                            For
       for the FYE 31 MAR 2009, the balance sheet
       as at that date and the reports of the Directors
       and the Auditors thereon

2.     Declare a dividend for the FYE 31 MAR 2009                Mgmt          For                            For

3.     Elect the Directors in place of those who retire          Mgmt          For                            For
       by rotation

S.4    Appoint Messrs. Deloitte Haskins & Sells, Chartered       Mgmt          For                            For
       Accountants as the Auditors of the Company
       to hold such office until the conclusion of
       the next AGM to conduct the audit at a remuneration
       of INR 135,00,000 payable in 1 or more installments
       plus service tax as applicable and reimbursement
       of out-of-pocket expenses incurred

5.     Appoint Mr. Anthony Ruys as a Director of the             Mgmt          For                            For
       Company, who is liable to retire by rotation,
       for a period of 5 years from the date of this
       meeting, or till such earlier date to confirm
       with the policy on retirement as may be determined
       by the Board of Directors of the Company and/or
       by any applicable statutes, rules, regulations
       or guidelines




--------------------------------------------------------------------------------------------------------------------------
 IVRCL INFRASTRUCTURES & PROJECTS LTD                                                        Agenda Number:  702077923
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y42154123
    Meeting Type:  AGM
    Meeting Date:  09-Sep-2009
          Ticker:
            ISIN:  INE875A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the profit and loss account             Mgmt          For                            For
       for the YE 31 MAR 2009, the balance sheet as
       at that date and the reports of the Board of
       Directors and the Auditors attached thereto

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Mr. E. Ella Reddy as a Director,               Mgmt          For                            For
       who retires by rotation under the Article 121
       of the Articles of Association of the Company

4.     Re-appoint Mr. E. Sunil Reddy as a Director,              Mgmt          For                            For
       who retires by rotation under the Article 121
       of the Articles of Association of the Company

5.     Re-appoint Mr. T.R.C. Bose as a Director, who             Mgmt          For                            For
       retires by rotation under the Article 121 of
       the Articles of Association of the Company

6.     Re-appoint Messrs Deloitte Haskins and Sells              Mgmt          For                            For
       and Messrs Chaturvedi and Partners, Chartered
       Accountants as the Joint Statutory Auditors
       of the Company, to hold office from the conclusion
       of this AGM until the conclusion of the next
       AGM at such remuneration as may be determined
       by the Board of Directors of the Company

7.     Appoint Dr. Lingireddy Srinivasa Reddy as a               Mgmt          For                            For
       Director of the Company, who is liable to retire
       by rotation

S.8    Re-appoint, pursuant to the provisions of Sections        Mgmt          For                            For
       198, 269, 309, 311, 314, 316 and 317 read with
       Schedule XIII and other applicable provisions
       if any, of the Companies Act 1956, and subject
       to statutory approvals if any, Mr. E. Sudhir
       Reddy as the Chairman and Managing Director
       of the Company for a period of 5 years with
       effect from 01 OCT 2009, notwithstanding that
       he is Jt. Managing Director of another Public
       Limited Company, on the terms and conditions
       as specified; approve, in the event of absence
       or inadequacy of profits in any FY during Mr.
       E. Sudhir Reddy's term of office as Chairman
       and Managing Director, the minimum remuneration
       will be restricted to a maximum of INR 48,00,000
       per annum or INR 4,00,000 per month plus the
       perquisites as specified

9.     Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309, 310 and 311 read with Schedule
       XIII and other applicable provisions if any,
       of the Companies Act 1956, and subject to approval
       of shareholders of the Company, to pay Mr.
       R. Balarami Reddy the same remuneration from
       01 APR 2009 as was paid from 01 APR 2008 to
       31 MAR 2009 as stated below till such time
       as he continues to be a Director liable to
       retire by rotation as may be decided by the
       Board, with liberty to the Board to increase
       the remuneration, if any, from time to time,
       subject to the same not exceeding the limits
       specified in Schedule XIII of the Companies
       Act, 1956 as specified; and in the event of
       absence or inadequacy of profits in any FY
       during Mr. R. Balarami Reddy's term of office
       as Executive Director-Finance and Group CFO,
       the above remuneration and perquisites be paid
       as minimum remuneration, subject to the overall
       limits specified in Schedule XIII of the Companies
       Act, 1956

10.    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309, 310, and 311 read with Schedule
       XIII and other applicable provisions if any,
       of the Companies Act 1956, and subject to approval
       of shareholders of the Company, to pay Mr.
       K. Ashok Reddy the same remuneration from 01
       APR 2009 as was paid from 01 APR 2008 to 31
       MAR 2009 as stated below, till such time as
       he continues to be a Director liable to retire
       by rotation as may be decided by the Board,
       with liberty to the Board to increase the remuneration,
       if any, from time to time, subject to the same
       not exceeding the limits specified in Schedule
       XIII of the Companies Act, 1956 as specified;
       and in the event of absence or inadequacy of
       profits in any FY during Mr. K. Ashok Reddy's
       term of office as Executive Director, the above
       remuneration and perquisites be paid as minimum
       remuneration, subject to the overall limits
       specified in Schedule XIII of the Companies
       Act, 1956

S.11   Approve, pursuant to provisions of Section 81(1A)         Mgmt          For                            For
       and other applicable provisions if any of the
       Companies Act, 1956, the Articles of Association
       of the Company, the Listing Agreement entered
       into with the Stock Exchanges, the guidelines
       and clarifications issued by the Securities
       and Exchange Board of India [SEBI], [Employees
       Stock Option Scheme and Employees Stock Purchase
       Scheme] guidelines, 1999 and directions issued
       by any other regulatory authorities and subject
       to all such other approvals, permissions, consents
       and sanctions, as may be required and in partial
       modification of the IVRCL-ESOP 2007 scheme
       approved by the shareholders in the 20th AGM
       held on 07 SEP 2007, the specified modifications
       be approved in the resolution for (a) grant
       of options to the employees of the Company
       under ESOP-2007 and (b) grant of options to
       the employees of subsidiaries of IVRCL Infrastructures
       and Projects Limited under ESOP-2007

S.12   Approve, pursuant to Section 163 of the Companies         Mgmt          For                            For
       Act, 1956, to keep the registers and indices
       of Members and Debenture Holders, if any, and
       copies of all annual returns at the office
       of the Company's Registrars and Share Transfer
       Agents Messrs Karvy Computershare Pvt. Ltd,
       'Karvy House', 46, Avenue 4, Street No.1, Banjara
       Hills, Hyderabad-500034, and that the same
       shall be open for inspection by the persons
       entitled to it as specified in Section 163
       of the Companies Act, 1956




--------------------------------------------------------------------------------------------------------------------------
 IVRCL INFRASTRUCTURES & PROJECTS LTD                                                        Agenda Number:  702249601
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y42154123
    Meeting Type:  EGM
    Meeting Date:  08-Mar-2010
          Ticker:
            ISIN:  INE875A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, pursuant to the provision of Section             Mgmt          For                            For
       94 of the Companies Act, 1956   and other applicable
       provisions, to increase the authorized share
       capital of  the Company from INR 40.00 crores
       comprising of 17,50,00,000 equity shares of
       INR 2 each aggregating to INR 35.00 crores
       and 2,50,00,000 preference shares  of INR 2
       each aggregating to INR 5.00 crores to INR
       60.00 crores comprising   of 27,50,00,000 equity
       shares of INR 2 each aggregating to INR 55.00
       crores   by creation of 10,00,00,000 equity
       shares of INR 2 each aggregating to INR 20
       crores ranking pari passu with the existing
       equity shares of the Company, and authorize
       the Board of Directors of the Company to do
       all such Acts, deeds    and things as may be
       necessary in the best interest of the Company
       for giving effect to the aforesaid resolution

2.     Amend, pursuant to the provisions of Section              Mgmt          For                            For
       16 of the Companies Act,1956 and other applicable
       provisions, if any, the existing Clause V of
       the Memorandum  of Association of the Company
       be substituted with the specified Clause; and
       authorize the Board of Directors of the Company
       to do all such acts, deeds    and things as
       may be necessary in the best interest of the
       Company for giving effect to the aforesaid
       resolution

S.3    Amend, pursuant to the provision of Section               Mgmt          For                            For
       31 1  of the Companies Act, 1956  and other
       applicable provisions, if any, the existing
       Article 3 a  of the     Article of Association
       of the Company be substituted with the specified
       Article; and authorize the Board of Directors
       of the Company to do all such   acts, deeds
       and things as may be necessary in the best
       interest of the        Company for giving effect
       to the aforesaid resolution

4.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       (hereinafter referred to as   the Board), which
       term shall be deemed to include any Committee
       which the     Board may constitute to exercise
       its powers, including powers conferred by
       this resolution, pursuant to provisions of
       Section 78 and other applicable    provisions,
       if any of the Companies Act, 1956, Article
       167 of the Articles of Association of the Company
       and in accordance with the guidelines issued
       by    Securities and Exchange Board of India
       and other approvals , to capitalize    such
       amount out of the Securities Premium Account
       or General Reserve Account  or such other accounts
       as are permissible to be utilized for the purpose,
       as  per the audited accounts of the Company
       for the FYE 31 MAR 2009 for issue of  fully
       paid bonus shares of the face value of INR
       2 each to the holders of the existing equity
       shares CONTD.

-      CONTD. of the Company on such a record date               Non-Voting    No vote
       as may be fixed by the Board in   this regard
       in the proportion of 1 new equity share for
       every 1 equity share  to which the shareholder
       in entitled and that the said amount be transferred
       to the share capital account and that the
       new bonus shares so issued and      allotted
       shall be treated to all purposes as an increase
       of the nominal       amount of the equity capital
       of the Company held by each such member and
       not  as income; the new equity shares of INR
       2 each to be issued and allotted as   bonus
       shares shall be subject to the Memorandum of
       Association and Articles   of Association of
       the Company and shall rank pari passu in all
       respects with  and carry the same rights as
       the existing fully paid up equity shares of
       the  Company, the share certificates for the
       bonus shares be CONTD.

-      CONTD. delivered to the shareholders who hold             Non-Voting    No vote
       the existing equity shares in   physical form
       and the respective beneficiary accounts be
       credited with the    bonus shares, for such
       shareholders who hold the existing equity shares
       or    opt to receive the bonus shares, in dematerialized
       form, within the           prescribed period;
       authorize the Board to apply to National Stock
       Exchange of India Limited and Bombay Stock
       Exchange Limited, for listing of Bonus Shares
       where the Company's existing shares are listed
       and to make an application to  the depositories
       for credited the Bonus Shares to the individual
       Depository   accounts of the allottees; and
       to settle all matters arising out of and
       incidental to the above mentioned issue
       CONTD.

-      CONTD. of bonus equity shares and further take            Non-Voting    No vote
       all actions as it may in its   absolute discretion,
       deem necessary to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 JAIN IRRIGATION SYSTEMS LTD                                                                 Agenda Number:  702084409
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y42531122
    Meeting Type:  AGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  INE175A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 MAR 2009 [including balance sheet as
       at 31 MAR 2009 and consolidated balance sheet
       as at 31 MAR 2009, cash flow statement and
       profit & loss account and consolidated profit
       & loss account for the YE on even date] together
       with schedules, notes thereon and the reports
       of Board of Directors and the Auditors thereon

2.     Declare a dividend on: [a] Redeemable Preference          Mgmt          For                            For
       Shares, [b] equity shares of INR 10 each, as
       specified

3.     Re-appoint Shri. Ramesh C. A. Jain as a Director,         Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mrs. Radhika C. Pereira as a Director,         Mgmt          For                            For
       who retires by rotation

5.     Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       224 and other applicable provisions, if any,
       of the Companies Act, 1956, M/s. Dalal & Shah,
       Chartered Accountants, Mumbai, as the Statutory
       Auditors of the Company up to the conclusion
       of the 23rd AGM on remuneration of INR 50 Lacs
       [Audit fees INR 40 Lacs, Tax Audit fees INR
       4 Lacs and Limited Review fees INR 6 Lac],
       and reimbursement of out of pocket expenses
       as may be incurred during the course of the
       audit

6.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in terms of Section 293[1][a] and, any other
       applicable provisions of the Companies Act,
       1956 and, subject to requisite approvals, consents
       and clearance from the Company's Bankers, Financial
       Institutions, Trustees to the Debenture holders
       and/or other Institutions/bodies, if and wherever
       necessary, to mortgage/charge/hypothecate or
       otherwise create an encumbrance on such terms
       and conditions and in such form and manner,
       as it may think fit, on the whole or substantially
       the whole of the Company's undertaking[s],
       including present and/or future properties,
       whether immovable or movable, against loans
       obtained, together with interest thereon, at
       the respective rates agreed, additional/further/compound
       interest in the event of default, commitment
       charges, premium [if any] on redemption, all
       other costs, charges and expenses and all other
       monies payable by the Comp any to Financial
       Institutions/Banks/others in terms of letter
       of sanction and/or Loan agreement[s] or any
       other deeds or documents as are entered into
       by the Company or any modification in respect
       of the Loan, and for the purpose of giving
       effect to this resolution, to finalize the
       manner and method and all necessary agreements,
       deeds and documents and subsequent modifications
       thereto, for creating the aforesaid mortgage
       and/or charge etc, and to do all such acts,
       deeds, matters and things as may be necessary
       desirable or expedient for the purpose of giving
       effect to the above Resolution

S.7    Amend, pursuant to the provisions of Section              Mgmt          For                            For
       31 and other applicable provisions of the Companies
       Act, 1956 and with immediate effect, the Articles
       of Association of the Company by addition of
       Article 6A after Article 6 of the Articles
       of Association, addition of Article 88(A) after
       88 of the Articles of Association, addition
       of Proviso at the end of the Article 150 of
       the Articles of Association, as specified;
       and authorize the Board of Directors of the
       Company to take all such action, do deeds and
       things as may be necessary to give effect to
       the above decision

S.8    Approve, pursuant to provisions of Sections               Mgmt          For                            For
       198, 269, 309, 310, 311, 314, read with Schedule
       XIII and all other applicable provisions, if
       any, of the Companies Act, 1956 [including
       any statutory modification or reenactment thereof,
       for the time being in force], the appointment
       of Mr. Atul B. Jain as a Whole Time Director
       of the Company designated as Director Marketing
       of the Company [hereinafter referred to as
       DM] for a period of 13 months from 01 SEP 2009
       to 30 SEP 2010, on the terms and conditions
       including perquisites, where the remuneration
       including perquisites are subject to the approval
       of the Central Government, as may be applicable
       from time to time, as specified, with liberty
       to the Board of Directors to alter, and vary
       the terms and conditions of the said appointment,
       so as not to exceed the limits specified in
       Schedule XIII to the Companies Act, 1956, or
       the applicable provisions of the Companies
       Act 1956 for the time being in force or any
       amendments thereof, or any amendments and/or
       modification that may hereafter be made thereto
       by the Central Government or as may be agreed
       between the Board of Directors and the DM,
       the terms and conditions of the appointment
       are as specified; where in any FY during the
       tenure of said Director Marketing, the Company
       has no profits or its profits are inadequate,
       the Company shall pay him the specified remuneration,
       as the minimum remuneration, as is permissible,
       but not exceeding the limits specified under
       Section II of Part II to Schedule XIII of the
       Companies Act, 1956 as applicable for the period
       for which profits are inadequate; and the Company
       do enter into an employment contract/service
       agreement with Mr. Atul B. Jain as a Director
       Marketing as per draft of the Service Agreement
       as specified; and authorize any Director or
       the Company Secretary of the Company to take
       such steps as may be necessary and desirable
       to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 JAIPRAKASH ASSOCIATES LTD                                                                   Agenda Number:  702094789
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y42539117
    Meeting Type:  AGM
    Meeting Date:  29-Sep-2009
          Ticker:
            ISIN:  INE455F01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009, the profit & loss account
       for the YE on that date and the reports of
       the Directors and the Auditors thereon

2.     Approve to confirm interim dividends and declare          Mgmt          For                            For
       final dividend for the FY 2008-09

3.     Re-appoint Shri Sunny Gaur as a Director, who             Mgmt          For                            For
       retires by rotation

4.     Re-appoint Shri S.C. Gupta as a Director, who             Mgmt          For                            For
       retires by rotation

5.     Re-appoint Shri Gopi K. Arora as a Director,              Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Shri Sarat Kumar Jain as a Director,           Mgmt          For                            For
       who retires by rotation

7.     Re-appoint Shri Ranvijay Singh as a Director,             Mgmt          For                            For
       who retires by rotation

8.     Appoint Messrs. M.P. Singh & Associates, Chartered        Mgmt          For                            For
       Accountants, as the Statutory Auditors of the
       Company, to hold office from the conclusion
       of this AGM until the conclusion of the next
       AGM and authorize the Board of Directors to
       fix their remuneration

S.9    Approve the Employee Stock Purchase Scheme of             Mgmt          For                            For
       the Company, to be known as 'Jaypee Employee
       Stock Purchase Scheme, 2009' [hereinafter referred
       to as the 'Scheme'] for offering and allotting
       upto 1,25,00,000 Equity Shares of INR 2 each
       of the Company at a price of INR 60 per share,
       comprising of INR 2 towards share capital and
       balance INR 58 towards Securities premium,
       to the Trust to be created for administering
       the Scheme and for the benefit of the employees
       [including Directors] of the Company, excluding
       employees who are promoters or belong to the
       promoter group and Directors, who individually
       either by themselves or through their relatives
       or through any body corporate, directly or
       indirectly hold more than 10% of the equity
       shares of the Company, on the terms and conditions
       contained in the Scheme, as specified in the
       Explanatory Statement annexed hereto, subject
       to such amendment[s]/modification[s]/revision[s]
       as may be considered necessary and approved
       by the Board of Directors, in terms of the
       Securities and Exchange Board of India [Employee
       Stock Option Scheme and Employee Stock Purchase
       Scheme] Guidelines, 1999; in terms of the Securities
       and Exchange Board of India [Employee Stock
       Option Scheme and Employee Stock Purchase Scheme]
       Guidelines, 1999, the equity shares under the
       'Jaypee Employee Stock Purchase Scheme, 2009'
       be also offered through the said Trust to the
       employees [including Directors] of the subsidiaries
       of the Company excluding the employees of the
       subsidiaries who form part of the promoter
       group of the respective subsidiaries and Directors
       of subsidiaries who individually either by
       themselves or through their relatives or through
       any body corporate, directly or indirectly
       hold more than 10% of the equity shares of
       the respective subsidiaries, on the terms and
       conditions contained in the Scheme and the
       authorities and the powers given by the underlying
       resolutions shall apply mutatis mutandis to
       the equity shares being offered to the employees
       of the Company's subsidiaries as set out herein;
       authorize the Board, in accordance with the
       provisions of Section 81(1A) and other applicable
       provisions of the Companies Act, 1956 [including
       any statutory modification or re-enactment
       thereof, for the time being in force], and
       the enabling provisions of the Memorandum and
       Articles of Association of the Company, and
       the prevailing statutory guidelines in that
       behalf and subject to requisite consents, permissions
       and approvals and/or sanctions as may be required
       [hereinafter singly or collectively referred
       to as 'the requisite approvals'] and subject
       to such conditions as may be prescribed or
       imposed by any one/all authorities while granting
       the requisite approvals and which may be agreed
       to by the Board of Directors of the Company
       [hereinafter referred to as 'the Board' which
       term shall be deemed to include any Committee
       of Directors, for the time being, duly authorized
       by the Board to exercise the powers conferred
       on the Board by this resolution], to issue
       upto 1,25,00,000 Equity Shares of the Company
       at a price as mentioned above, to the said
       Trust for administering the Scheme including
       for ultimate transfer to such eligible employees
       of the Company and its subsidiaries under the
       Scheme, whether shareholders of the Company
       or not, on terms and conditions as the Board
       may in their absolute discretion think fit,
       in compliance with the guidelines issued by
       Securities and Exchange Board of India; the
       Company shall conform to the accounting policies
       specified in Clause 19.2 of the Securities
       & Exchange Board of India [Employee Stock Option
       Scheme and Employee Stock Purchase Scheme]
       Guidelines, 1999 in respect of the shares so
       issued under the Scheme; such shares as are
       issued by the Company in the manner aforesaid
       shall rank pari passu in all respects with
       the then existing fully paid-up shares of the
       Company including to the dividend; authorize
       the Board to take necessary steps for listing
       the shares allotted under the Scheme, on the
       Stock Exchanges where the Company's shares
       are listed, as per the terms and conditions
       of the listing agreement with the concerned
       Stock Exchanges and other applicable guidelines,
       rules and regulations and to delegate all or
       any of the powers herein conferred including
       the power to sub-delegate to any Committee
       of Directors of the Company to give effect
       to the aforesaid resolution and for the purpose
       of giving effect to the above, to do all things
       necessary and to take all such action as may
       be necessary or expedient to settle all questions,
       difficulties or doubts that may arise while
       implementing the Scheme including formulating
       or amending or altering or adopting any modifications
       or redefining the proposal or Scheme of Employees
       Stock Purchase based on the guidelines issued;
       by the Securities and Exchange Board of India
       or any other statutory authority from time
       to time, as it may in its absolute discretion
       deem fit without being required to seek any
       further consent or approval of the members
       or otherwise, with the intent that the members
       shall be deemed to have given their approval
       thereto expressly by the authority of this
       resolution

S.10   Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 372A and other applicable
       provisions, if any, of the Companies Act, 1956
       and subject to the approvals of Financial Institutions/Banks and such other approvals as may be required,
       to make investment of Surplus Funds of the
       Company from time to time in any Mutual Fund
       Scheme[s], debt instrument[s] or debt based
       securities of any government, semi-government
       or listed Company[ies] upto an amount not exceeding
       INR 500 Crores at any one time, in one or more
       tranches, notwithstanding the fact that the
       aggregate of the investments so far made, securities
       so far provided, loans/ guarantees so far given
       by the Company along with the proposed investments/loans,
       shall exceed 60% of the paid-up capital and
       free reserves of the Company or 100% of its
       free reserves, whichever is more and to do
       all such acts, deeds and things as may be expedient
       and necessary to give effect to this resolution

S.11   Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 372A and other applicable
       provisions, if any, of the Companies Act, 1956
       and subject to the approval of financial institutions
       and such other approvals as may be required,
       to make additional investment of upto INR 200
       Crores in aggregate in two subsidiaries of
       the Company viz. Bhilai Jaypee Cement Limited
       & Bokaro Jaypee Cement Limited by way of acquiring
       upto 20 Crores fully paid equity shares of
       INR 10 each at par of the said subsidiaries
       and/or giving loans or giving guarantees or
       providing security [including giving Sponsor
       Support/Shortfall Undertakings] in connection
       with a loan given by any other person to the
       said subsidiaries, notwithstanding the fact
       that the aggregate of the investments so far
       made, securities so far provided, loans/guarantees
       so far given by the Company along with the
       proposed investment[s], may exceed 60% of the
       paid-up capital and free reserves of the Company
       or 100% of its free reserves, whichever is
       more and to do all such acts, deeds and things
       as may be expedient and necessary to give effect
       to this resolution

12.    Authorize Board of Directors of the Company,              Mgmt          For                            For
       in terms of Section 293(1)(a) and other applicable
       provisions, if any, of the Companies Act, 1956,
       to mortgage and/or charge, subject to the existing
       charges, immovable and movable properties of
       the Company, wheresoever situate, present and
       future, in such manner as may be decided in
       consultation with the term lending Institutions/Banks/Debenture
       Trustees to or in favour of [i] Punjab National
       Bank [PNB] as term loan provider and [ii] IDBI
       Trusteeship Services Limited [as Trustees for
       NCDs] to secure: a] Rupee Term Loan of INR
       500 Crores from PNB; b] 5000- 11.75% Non-convertible
       Debentures [NCDs] of the Company of INR 10
       lacs each, aggregating INR 500 Crores privately
       placed with ICICI Bank Limited, IDBI Trusteeship
       Services Ltd. acting as Trustees for NCDs;
       and c] 9000- 11.75% Non-convertible debentures
       [NCDs] of the Company of INR 10 lacs each,
       aggregating INR 900 Crores privately placed
       with various parties through Sole Book Runner
       & Lead Arranger Standard Chartered Bank, IDBI
       Trusteeship Services Ltd. acting as Trustees
       for NCDs; together with interest thereon at
       the respective agreed rates, compound interest,
       additional interest, liquidated damages, premia
       on prepayment, costs, charges, expenses, Trustees'
       remuneration and other monies payable by the
       Company to PNB and ICICI Bank Limited under
       respective loan agreements/debenture subscription
       agreement entered into by the Company in respect
       of the aforesaid loans/ NCDs




--------------------------------------------------------------------------------------------------------------------------
 JAIPRAKASH ASSOCIATES LTD                                                                   Agenda Number:  702109946
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y42539117
    Meeting Type:  OTH
    Meeting Date:  26-Oct-2009
          Ticker:
            ISIN:  INE455F01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

S.1    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 372A
       and other applicable provisions, if any, of
       the Companies Act, 1956 and subject to such
       approvals as may be necessary from the Financial
       Institutions and/or Banks, to create security
       by way of pledge of equity shares of Jaiprakash
       Hydro-Power Limited [JHPL], a subsidiary of
       the Company, held by the Company in favor of
       lenders of JHPL and to give undertaking to
       lenders of JHPL for non disposal of equity
       shares of JHPL held by the Company as per details
       as specified to this notice, seeking approval
       of the Members notwithstanding the fact that
       the aggregate of the investments so far made,
       securities so far provided, loans/guarantees
       so far given by the Company along with the
       proposed extension of security may exceed 60%
       of the paid up capital and free reserves of
       the Company or 100% of its free reserves whichever
       is more; and to do all such acts, deeds or
       things as may be expedient or necessary to
       give effect to this Resolution

S.2    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 372A
       and other applicable provisions, if any, of
       the Companies Act, 1956 and subject to such
       approvals as may be necessary from the Financial
       Institutions and/or Banks, to create security
       by way of pledge of equity shares of Jaiprakash
       Power Ventures Limited [JPVL], a subsidiary
       of the Company, held by the Company in favor
       of lenders of JPVL and to give undertaking
       to lenders of JPVL for non disposal of equity
       shares of JPVL held by the Company as specified
       to this notice, seeking approval of the Members
       notwithstanding the fact that the aggregate
       of the investments so far made, securities
       so far provided, loans/guarantees so far given
       by the Company along with the proposed extension
       of security may exceed 60% of the paid up capital
       and free reserves of the Company or 100% of
       its free reserves whichever is more; and to
       do all such acts, deeds or things as may be
       expedient or necessary to give effect to this
       resolution

S.3    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 372A
       and other applicable provisions, if any, of
       the Companies Act, 1956 and subject to such
       approvals as may be necessary from the Financial
       Institutions and/or Banks, to create security
       by way of pledge of equity shares of Jaiprakash
       Power Ventures Limited [JPVL], a subsidiary
       of the Company, held by the Company in favor
       of lenders of JPVL as specified to this notice,
       seeking approval of the Members notwithstanding
       the fact that the aggregate of the investments
       so far made, securities so far provided, loans/guarantees
       so far given by the Company along with the
       proposed extension of security may exceed 60%
       of the paid up capital and free reserves of
       the Company or 100% of its free reserves whichever
       is more; and to do all such acts, deeds or
       things as may be expedient or necessary to
       give effect to this resolution

S.4    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 372A and other applicable
       provisions, if any, of the Companies Act, 1956
       and subject to the approvals of Financial Institutions
       and such other approvals as may be required,
       to make an investment of: i] up to INR 500
       crores in 1 or more tranches in the equity
       shares of Sangam Power Generation Company Limited
       and ii] up to INR 600 crores in 1 or more tranches
       in the equity shares of Prayagraj Power Generation
       Company Limited as specified to this notice,
       seeking approval of the Members notwithstanding
       the fact that the aggregate of the investments
       so far made, securities so far provided, loans/guarantees
       so far given by the Company along with the
       proposed investment 60% of the paid up capital
       and free reserves of the Company or 100% of
       its free reserves of the Company or 100% of
       its free reserves, whichever is more; and to
       do all such acts, deeds or things as may be
       expedient or necessary to give effect to this
       resolution

S.5    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 372A and other applicable
       provisions, if any, of the Companies Act, 1956
       and subject to the approvals of Financial Institutions/Banks and such other approvals as may be required,
       to make an investment of up to INR 400 crores
       only in 1 or more tranches in the Equity Share
       Capital of proposed special purpose Vehicle
       Company to be incorporated for development
       of Inner Ring Road at Agra on DBFOT basis,
       notwithstanding the fact that the aggregate
       of the investments so far made, securities
       so far provided, loans/guarantees so far given
       by the Company along with the proposed investment
       may exceed 60% of the paid up capital and free
       reserves of the Company or 100% of its free
       reserves, whichever is more; and to do all
       such acts, deeds or things as may be expedient
       or necessary to give effect to this resolution

S.6    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 372A and other applicable
       provisions, if any, of the Companies Act, 1956
       and subject to the approvals of Financial Institutions/Banks and such other approvals as may be required,
       to make an investment of up to INR 50 crores
       in 1 or more tranches in the Equity Share Capital
       of proposed Joint Venture Company to be jointly
       incorporated by the Company and Madhya Pradesh
       State Mining Corporation Limited to undertake
       mining and sale of coal from the Mandla South
       Coal Block, in district Chhindwara, Madhya
       Pradesh, notwithstanding the fact that the
       aggregate of the investments so far made, securities
       so far provided, loans/guarantees so far given
       by the Company along with the proposed investment
       60% of the paid up capital and free reserves
       of the Company or 100% of its free reserves
       of the Company, whichever is more; and to do
       all such acts, deeds and things as may be expedient
       and necessary to give effect to this resolution

S.7    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 372A
       and other applicable provisions, if any, of
       the Companies Act, 1956 and subject to the
       approvals of Financial Institutions/Banks and
       such other approvals as may be required, to
       make an investment of up INR 300 crores only
       in 1 or more tranches, in the equity share
       capital of proposed Joint Venture Company to
       be jointly incorporated by the Company and
       Assam Mineral Development Corporation Limited
       [AMDC] for exploration/exploitation of the
       mineral deposits viz. Limestone & coal and
       setting up of cement plant in joint venture
       with AMDC, notwithstanding the fact that the
       aggregate of the investments so far made, securities
       so far provided loans/guarantees so far given
       by the Company along with the proposed investment
       may exceed 60% of the paid up capital and free
       reserves of the Company or 100% of its free
       reserves, whichever is more; and to do all
       such acts, deeds and things as may be expedient
       and necessary to give effect to this Resolution

8.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in terms of Section 293(1)(a) and other applicable
       provisions, if any, of the Companies Act, 1956,
       [including any Committee of the Board constituted/to
       be constituted to exercise its power] to mortgage
       and/or charge, subject to the existing charges,
       entire fixed assets of the Company, wheresoever
       situate, present and future as first pari passu
       charge along with other term lenders, in such
       manner as they may be decided to secure term
       loan of INR 750 crores and corporate loan of
       INR 250 crores granted by State Bank of India;
       together with interest thereon at the respective
       agreed rates, compound interest, additional
       interest, liquidated damages, premia on prepayment,
       costs, charges, expenses and other monies payable
       by the Company to the said Bank under the Loan
       Agreement entered/to be entered into by the
       Company in respect of the aforesaid loan

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting    No vote
       OF VOTING OPTION COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 JAIPRAKASH ASSOCIATES LTD                                                                   Agenda Number:  702157175
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y42539117
    Meeting Type:  OTH
    Meeting Date:  07-Dec-2009
          Ticker:
            ISIN:  INE455F01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the applicable provisions of the
       Companies Act, 1956, Article 194 of the Articles
       of Association of the Company and in accordance
       with the Securities & Exchange Board of India
       [Issue of Capital and Disclosure Requirements]
       Regulations, 2009 [the Regulations] and subject
       to such other necessary approvals, permissions
       and sanctions, as may be required and subject
       to such terms and conditions as may be specified
       while according such approvals, which terms
       and conditions may at the discretion of the
       Board be agreed to, to capitalize a sum not
       exceeding INR 141,45,60,634 out of the Company's
       capital redemption reserve account/securities
       premium account/general reserve account or
       such other accounts as are permissible to be
       utilized for the purpose, as per the audited
       accounts of the Company for the FYE 31 MAR
       2009 and that the said amount be transferred
       to the share capital account and be applied
       for issue and allotment of equity shares not
       exceeding 70,72,80,317 equity shares of INR
       2 each as bonus shares credited as fully paid
       up, to the eligible Members of the Company
       holding equity shares of INR 2 each whose names
       appear on the Company's Register of Member
       on such date ["Record Date"] as the Board may
       determine, in the proportion of 1 new fully
       paid equity share of INR for every 2 equity
       shares of INR 2 each held in the Company as
       on the record date and that the new bonus shares
       so issued and allotted shall be treated for
       all purposes as an increase of the nominal
       amount of the equity capital of the Company
       held by each such Member and not as income;
       resolved further that pursuant to the Securities
       & Exchange Board of India [issue of Capital
       and Disclosure Requirements] Regulations, 2009,
       such number of bonus equity shares as in the
       same proportion [that is 1 new fully paid up
       equity share of INR 2 for every 2 equity shares
       of INR 2 each held in the Company as on record
       date] be reserved in favor of the holders of
       the outstanding Foreign Currency Convertible
       Bonds [FCCBs] issued by the Company, for issue
       and allotment at the time of conversion in
       respect of such of those FCCBs which may be
       lodged for conversion till the record date
       and authorize the Board to capitalize the required
       amount out of the Company's capital redemption
       reserve account/securities premium account/general
       reserve account or such other accounts as are
       permissible to be utilized for the purpose,
       as per the audited accounts of the Company
       for the FYE 31 MAR 2009 and that the said amount
       be transferred to the share capital account
       and be applied for issue and allotment of the
       said equity shares as bonus shares credited
       as fully paid up resolved further that in respect
       of the outstanding FCCBs lodged for conversion
       after the record date, to make appropriate
       adjustment in the conversion price of shares
       to be issued on conversion of such FCCBs in
       terms of the provisions of the concerned offering
       circular, so as to give the benefit of the
       bonus issue, as aforesaid, to the holders of
       such outstanding FCCBs as well; resolved further
       that a] the new equity shares of INR 2 each
       to be issued and allotted as bonus shares shall
       be subject to the provisions of the Memorandum
       of Association and Articles of Association
       of the Company and shall rank pari passu in
       all respects with and carry the same rights
       as the existing fully paid up equity shares
       in the Company; the share certificates for
       bonus shares be delivered to the shareholders
       who hold the existing equity shares in physical
       form and the respective beneficiary accounts
       be credited with the bonus shares, for such
       shareholders who hold the existing equity shares
       or opt to receive the bonus shares, in dematerialized
       form; within the prescribed period c] any of
       such equity shares which on an exact distribution
       in the proportion aforesaid, would tall to
       be allotted in fraction, be grossed up and
       be allotted in the name of a Director of the
       Company upon trust to sell the same and distribute
       the sale proceeds after deducting the administrative
       and other expenses thereon amongst the shareholders
       entitled to such fractions prorata in accordance
       with their rights; authorize the Board to take
       necessary steps for listing of the bonus shares
       so allotted on the Stock Exchanges where the
       securities of the Company are listed as per
       the provisions of the Listing Agreements with
       the Stock Exchanges concerned, the regulations
       and other applicable laws; resolved further
       that for the purpose of giving effect to this
       resolution, to do all such acts, deeds, matters
       and things as may, in its absolute discretion,
       deem necessary, expedient, usual or proper
       and to settle all questions, difficulties or
       doubts that may arise in this regard at any
       stage including at the time of listing of the
       bonus shares without requiring the Board to
       secure any further consent or approve the Members
       of the Company to the end and intent that they
       shall be deemed to have given their approval
       thereto and for matters connected herewith
       or incidental hereto expressly by the authority
       of this resolution

2.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in terms of Section 293[1][a] and other applicable
       provisions, it any, of the Companies Act, 1956,
       [including any Committee of the Board constituted/to
       be constituted to exercise its power] to mortgage
       and/or charge, subject to the existing charges,
       the properties, of the Company, whosesoever
       situate, present or future, as first pari passu
       charge along with other lenders, in such manner
       as may be decided by the Board of Directors
       in consultation with the LIC/Debenture Trustee
       to or in favor of IDBI Trusteeship Services
       Limited [as Trustees for NCDs] to secure 4,000
       Redeemable Non-Convertible Debentures [NCDs]
       of the Company of INR 10 lacs each, aggregating
       INR 400 Crores, privately placed with Life
       Insurance Corporation of India [LIC], together
       with interest thereon at the respective agreed
       rates, compound interest, additional interest,
       liquidated damages, premium on prepayment,
       costs, charges, expenses and other monies payable
       by the Company to the said lenders/Trustees
       under the Debenture Trust Deed/Agreement entered/to
       be entered into by the Company in respect of
       the aforesaid NCDs

3.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in terms of Section 293[1][a] and other applicable
       provisions, if any, of the Companies Act, 1956,
       [which term shall be deemed to include any
       Committee of the Board constituted/to be constituted
       to exercise its powers] to mortgage and/or
       charge, subject to the existing charges, all
       the immovable and movable assets [including
       all revenues, receipts, receivables and intangible
       properties] of the Company's Projects as specified,
       whosesoever situate, present and future, in
       such manner as may be decided in consultation
       with the Lender, to secure the term loan of
       INR 1200 Crores granted by ICICI Bank Limited,
       together with interest thereon at the respective
       agreed rates, compound interest, additional
       interest, liquidated damages, premium on prepayment,
       costs, charges, expenses and other monies payable
       by the Company to the said Bank under the Loan
       Agreement entered/to be entered into by the
       Company in respect of the aforesaid loan

4.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in terms of Section 293[1][a] and other applicable
       provisions, if any, of the Companies Act, 1956,
       [which term shall be deemed to include any
       Committee of the Board constituted/to be constituted
       to exercise its powers] to mortgage and/or
       charge, subject to the existing charges, all
       the immovable and movable assets of the Company's
       Jaypee Himachal Cement Plant, whosesoever situate,
       present and future, in such manner as may be
       decided in consultation with the Lender, to
       secure the term loan of INR 100 Crores granted
       by L & T Finance Limited, together with interest
       thereon at the respective agreed rates, compound
       interest, additional interest, liquidated damages,
       premium on prepayment, costs, charges, expenses
       and other monies payable by the Company to
       the said lender under the Loan Agreement entered/to
       be entered into by the Company in respect of
       the aforesaid loan

5.     Re-appoint, pursuant to Sections 198, 269, 309,           Mgmt          For                            For
       310 and 311 read with Schedule XIII and other
       applicable provisions, if any of the Companies
       Act, 1956, Shri Sunny Gaur as a Managing Director
       [Cement] of the Company for a further period
       of 5 years with effect from 31 DEC 2009 on
       the remuneration and the terms and conditions
       as specified; approve, pursuant to Section
       198 and all other applicable provisions of
       the Companies Act, 1956, to pay the remuneration
       as specified as minimum remuneration to Shri
       Sunny Gaur notwithstanding that in any FY of
       the Company during his tenure as Managing Director
       [Cement], the Company has made no profits or
       profits are inadequate; authorize the Board
       of Directors of the Company to alter or vary
       the terms of appointment of the appointee including
       retailing to remuneration, as it may at its
       discretion deem fit, from to time provided
       that the remuneration is within the limit laid
       down in the then subsisting respective provisions
       of the Companies Act, 1956

S.6    Authorize the Board, pursuant to Section 372A             Mgmt          For                            For
       and other applicable provisions, if any, of
       the Companies Act, 1956 and subject to the
       approval of the Financial Institutions and
       such other approvals as may be required, to
       make an additional investment of upto INR 250
       Crores, in one or more tranches, by way of
       acquiring the equity share capital of/providing
       loans to/providing security or guarantees for
       the loans granted/to be granted by Financial
       Institutions and Banks to JPSK Sports Private
       Limited, a subsidiary of the Company as specified;
       notwithstanding the fact that the aggregate
       of the investments so far made, securities
       so far provided, loans/guarantees so far given
       by the Company alongwith the proposed investment
       may exceed 60% of the Paid-up Capital and free
       reserves of the Company or 100% of its free
       reserves, whichever is more; authorize the
       Board of Directors of the Company to do all
       such acts, deeds, and things as may be expedient
       and necessary to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 JAIPRAKASH ASSOCIATES LTD                                                                   Agenda Number:  702239030
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y42539117
    Meeting Type:  OTH
    Meeting Date:  11-Mar-2010
          Ticker:
            ISIN:  INE455F01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY; THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING; IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE; PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS; THANK YOU

S.1    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 372A and other applicable
       provisions, if any, of the Companies Act, 1956
       and subject to the approval of the financial
       institutions and such other approvals as may
       be required, to create/extend security by way
       of pledge of equity shares of Jaypee Infotech
       Limited [JIL], a subsidiary of the Company,
       held by the Company in favor of lenders of
       JIL and to give undertakings to lenders of
       JIL, as per details as specified; not withstanding
       the fact that the aggregate of the investments
       so far made, securities so for provided, loans/guarantees
       so far given by the Company along with the
       proposed extension of security may exceed 60%
       of the paid-up capital and free reserves of
       the Company or 100% of its free reserves, whichever
       is more; and the Board of Directors of the
       Company to do all such acts, deeds and things
       as may be expedient and necessary to give affect
       to this resolution

S.2    Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       Section 149[2A] and other applicable provisions,
       if any of the Companies Act, 1956 for commencing
       all or any of the business as specified in
       Clause nos. 10, 17 and 35 of the other objects
       Clause of the Memorandum of Association of
       the Company

S.3    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 372A
       and other applicable provisions, if any, of
       the Companies Act, 1956 and subject to the
       approvals as may be required to make an initial
       investment of up to INR 200 crores only in
       1 or more tranches, in the equity share capital
       of a Company proposed to be incorporated with
       the name Jaypee Industries and Fertilizers
       Limited or such other name as may be made available
       by Registrar of Companies, for the purpose
       of engaging in the business of manufacturing
       and marketing of fertilizers, notwithstanding
       the fact that the aggregate of the investments
       so far made, securities so far provided, loans/guarantees
       so far given by the Company along with the
       proposed investment may exceed 60% of the paid
       up capital and free reserves of the Company
       or 100% of its free reserves, whichever is
       more; and the Board of Directors of the Company
       to do all such acts, deeds, matters and things,
       settle any question, difficulty or doubt that
       may arise in this regard and give such Directors,
       as it may in its absolute discretion, deem
       expedient desirable and necessary including
       delegating all or any of the powers herein
       conferred to any Committee of Directors or
       Executive Chairman or whole time Director or
       any Director[s] or any other officer[s] of
       the Company to, give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 JBS S A                                                                                     Agenda Number:  702179828
--------------------------------------------------------------------------------------------------------------------------
        Security:  P59695109
    Meeting Type:  EGM
    Meeting Date:  29-Dec-2009
          Ticker:
            ISIN:  BRJBSSACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU.

A.     Authorize the issuance of swappable or convertible        Mgmt          For                            For
       debentures issuance by the Company, at an amount
       equivalent to up to USD 2,000,000,000, the
       debentures   will have clauses that make them
       swappable for shares of JBS USA Holding,
       Inc, or convertible into shares of the Company,
       in both cases mandatory, in   accordance with
       that which will be determined in the issuance
       indenture, in   accordance with the terms of
       Article 52, ET Sequence, of Law 6404-76
       Corporate Law and other, pertinent legal
       provisions, as well as the specified correlated
       items: i  authorize the Board of Directors
       of the Company to       amend, if necessary,
       the matters that are dealt with in the second
       part of    Paragraph 1 of Article 59 of the
       Corporate Law, ii  authorize the Executive
       Committee of the Company to take all of the
       measures necessary to effectuate  the issuance

B.     Approve the acquisition, by any of the subsidiaries       Mgmt          For                            For
       of the Company, whether   direct or indirect,
       of the American Company Pilgrims Pride Corporation

C.     Approve the amendment of the Corporate Bylaws             Mgmt          For                            For
       of the Company, for the: i      amendment of
       the corporate purpose in such a way as to include
       the activities conducted by Bertin S.A., ii
       increase of the authorized capital limit,
       to up to more than 5,000,000,000 common, nominative,
       book-entry shares with no par  value, as a
       result of the issuance, iii  inclusion, in
       the chapter final and  transitory provisions,
       of Article 46, in which there will be stated
       the rules applicable to the Constitution of
       the Special Independent Committee that is
       dealt with in CVM Guidance Opinion Number
       35-2008, the functioning of which,  of a provisional
       nature, seeks to comply with the ends contemplated
       in the    mentioned guidance opinion, bearing
       in mind the proposed operation of         integration
       of the operations of Bertin S.A. Bertin and
       of the Company, in    accordance with the terms
       of the material facts disclosed on 16 SEP 2009,
       22  OCT 2009, and 07 DEC 2009

D.     Approve the waiver, for any persons who acquire           Mgmt          For                            For
       debentures within the         framework of
       the issuance, as the owner of the debentures
       or of shares        resulting from them, of
       the obligation to make a public tender offer
       for the  acquisition of all of the shares issued
       by the Company, as is made an option  by Article
       53 of Paragraph 8, of the Corporate Bylaws
       of the Company

E.     Approve to cancel the Treasury Shares                     Mgmt          For                            For

F.     Ratify the hiring, by the Company's Management,           Mgmt          For                            For
       of Apsis Consultoria          Empresarial Ltd,
       with its headquarters in the city of Rio De
       Janeiro, state   of Rio De Janeiro, at Rua
       Sao Jose, No. 90, Group 1802, with corporate
       taxpayer ID CNPJ-MF Number 27.281.922-0001-70
       apsis responsible for the       valuation:
       i  at the Company's economic value, as a result
       of the transaction for the merger of shares
       issued by Bertin into the Company, ii  at the
       market value of the equity of Bertin and that
       of the Company, in light of the merger of the
       shares of Bertin into the Company, iii  at
       the book equity value of    the shares issued
       by Bertin, for the purposes of Article 226
       of the Corporate Law and approve the respective
       valuation reports prepared by Apsis

G.     Approve to analyze and discuss the protocol               Mgmt          For                            For
       and justification of merger of    shares of
       the issuance of Bertin into the Company, entered
       into between the   Company, as the Company
       carrying out the merger, and Bertin, as the
       Company   being merged protocol and justification,
       accompanied by the pertinent         documents,
       taking cognizance of the opinion of the Company's
       Finance          Committee

H.     Approve the merger of the shares issued by Bertin         Mgmt          For                            For
       into the equity of the      Company, under
       the terms stated in the protocol and justification,
       with the   consequent increase of the Company's
       share capital and the conversion of      Bertin
       into a wholly-owned subsidiary of the Company

I.     Approve to consolidate the Corporate Bylaws               Mgmt          For                            For
       of the Company, not only as a     result of
       the increase of the share capital as a result
       of the merger of the  shares of Bertin into
       the Company and the cancellation of treasury
       shares,    but also as a result of the matters
       contained in item C of the agenda

J.     Authorize the Managers to do all the acts necessary       Mgmt          For                            For
       to make the resolutions   contained in the
       agenda effective

K.     Elect a new Member to the Company's Finance               Mgmt          Against                        Against
       Committee




--------------------------------------------------------------------------------------------------------------------------
 JBS S A                                                                                     Agenda Number:  702182382
--------------------------------------------------------------------------------------------------------------------------
        Security:  P59695109
    Meeting Type:  EGM
    Meeting Date:  31-Dec-2009
          Ticker:
            ISIN:  BRJBSSACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.     Ratify the appointment and hiring by the Management       Mgmt          For                            For
       of the Company, of Apsis Consultoria Empresarial
       Ltda, with its headquarters in the City of
       Rio De Janeiro, State of Rio De Janeiro, at
       Rua Sao Jose, no. 90, Group 1802, with corporate
       taxpayer ID [CNPJ/MF] number 27.281.922-0001-70
       Apsis, the specialized Company responsible
       for the valuation, at book equity value, of
       the equity (i) of Bertin S.A, with corporate
       Taxpayer ID [CNPJ] number 09.112.489-0001-68
       [Bertin], and (ii) of Jbs Couros Ltda, with
       corporate taxpayer Id [CNPJ] number 11.046489-0001-14
       [JBS Couros], a subsidiary of the Company,
       as well as approve the respective valuation
       reports of those companies, prepared by Apsis,
       on the basis of Bertins and JBSS balance sheets
       prepared on 30 SEP 2009

B.     Approve the respective protocols and justifications       Mgmt          For                            For
       of the mergers of Bertin and of JBS Couros
       into the Company [Protocols], accompanied by
       the pertinent documents, taking cognizance
       of the opinion of the Company's finance committee

C.     Approve, subject to the prior approval of the             Mgmt          For                            For
       merger of all of the shares issued by Bertin
       into the Company, which is the subject to be
       decided on by the EGM called for 29 DEC 2009,
       i) the merger of Bertin into the Company, and
       ii) the merger of Jbs Couros into the Company,
       in accordance with the conditions stated in
       the protocols, with the consequent extinction
       of Bertin and of Jbs Couros, for all purposes
       of law

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE NOTE THAT ONLY A VOTE
       "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS.

D.     Elect new Members to the Board of Directors               Mgmt          For                            For
       of the Company, as well as to reformulate the
       size and composition of the Board of Directors
       of the Company, with it being the case that
       all the members of the Board of Directors who
       remain in their positions and also those who
       come to be elected will serve out a unified
       term in office that will be in effect until
       the AGM that will be held in 2011

E.     Authorize the Managers of the Company to do               Mgmt          For                            For
       all the acts necessary to effectuate the resolutions
       contained in the agenda

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 JBS S A                                                                                     Agenda Number:  702360481
--------------------------------------------------------------------------------------------------------------------------
        Security:  P59695109
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRJBSSACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR
       ABSTAIN ARE ALLOWED. THANK YOU

I.     Amend the Article 3 of the Corporate bylaws               Mgmt          For                            For
       of the Company, in such a way as to add to
       its Corporate purpose

II.    Amend the Articles 16, 20 and 27 of the Corporate         Mgmt          For                            For
       bylaws of the Company, in such a way as to
       regulate in greater detail the mechanism for
       the replacement of its Managers

III.   Approve to consolidate the Corporate bylaws               Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 JBS S A                                                                                     Agenda Number:  702370456
--------------------------------------------------------------------------------------------------------------------------
        Security:  P59695109
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRJBSSACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

1      Approve the administrators accounts, the financial        Mgmt          For                            For
       statements regarding the   FYE 31 DEC 2009

2      Approve to decide regarding the allocation of             Mgmt          For                            For
       the net profit from the FYE 31  DEC 2009 and
       regarding the distribution of dividends in
       the amount of BRL     61,476,484.75

3      Election of the members of the Board of Directors         Mgmt          For                            For

4      Election of the members of the Finance Committee          Mgmt          For                            For

5      Approve to set the total annual payment for               Mgmt          For                            For
       the members of the Directors and  the members
       of the Finance Committee




--------------------------------------------------------------------------------------------------------------------------
 JG SUMMIT HOLDINGS INC                                                                      Agenda Number:  702493076
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y44425117
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  PHY444251177
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 711031 DUE TO RECEIPT OF ADDITIONAL RESOLUTION
       [DIRECTOR NAME]. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND YOU
       WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE.
       THANK YOU.

1.     Approve the proof of notice of the meeting and            Mgmt          For                            For
       the existence of a quorum

2.     Approve the minutes of the annual meeting of              Mgmt          For                            For
       the stockholders held on 26 JUN 2009

3.     Approve the presentation of annual report and             Mgmt          For                            For
       the financial statements for the preceding
       year

4.     Approve the Plan of Merger of Litton Mills Inc.,          Mgmt          For                            For
       Jg Cement Corporation and the Premiere Printing
       Company, Inc. with and into Jg Summit Holdings,
       Inc

5.1    Election of John L. Gokongwei, Jr. as a Director          Mgmt          For                            For

5.2    Election of James L. Go as a Director                     Mgmt          For                            For

5.3    Election of Lance Y. Gokongwei as a Director              Mgmt          For                            For

5.4    Election of Johnson Robert G. Go, Jr. as a Director       Mgmt          For                            For

5.5    Election of Gabriel Singson as a Director                 Mgmt          For                            For

5.6    Election of Lily G. Ngochua as a Director                 Mgmt          For                            For

5.7    Election of Patrick Henry C. Go as a Director             Mgmt          For                            For

5.8    Election of Ricardo J. Romulo as a Director               Mgmt          For                            For

5.9    Election of Robina Y. Gokongwei-pe as a Director          Mgmt          For                            For

5.10   Election of Cornelio T. Peralta as an Independent         Mgmt          For                            For
       Director

5.11   Election of Jose T. Pardo as an Independent               Mgmt          For                            For
       Director

6.     Election of the External Auditors                         Mgmt          For                            For

7.     Ratify all the acts of the Board of Directors             Mgmt          For                            For
       and the Management since the last annual meeting

8.     Such other matters                                        Non-Voting    No vote

9.     Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JIANGSU EXPRESSWAY CO LTD                                                                   Agenda Number:  702107156
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4443L103
    Meeting Type:  EGM
    Meeting Date:  20-Oct-2009
          Ticker:
            ISIN:  CNE1000003J5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 605497 DUE TO CHANGE IN MEETING DATE AND
       ADDITION OF RESOLUTIONS. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

S.1    Amend the scope of the business as stated in              Mgmt          For                            For
       Article 2.2 of the Articles of Association
       of the Company

2.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       appoint Mr. Gao Bo as an Independent Non-Executive
       Director of the Company; and approve the signing
       of an appointment letter of the Independent
       Non-Executive Director with Mr. Gao, with a
       term commencing from the date of the 2009 Second
       EGM and expiring on the date of the 2011 AGM
       and an annual remuneration amounting to RMB
       50,000 [after tax]

3.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       appoint Mr. Xu Chang Xin as a Independent Non-Executive
       Director of the Company; and approve the signing
       of an appointment letter of the Independent
       Non-executive Director with Mr. Xu, with a
       term commencing from the date of the 2009 Second
       EGM and expiring on the date of the 2011 AGM
       and an annual remuneration amounting to RMB
       50,000 [after tax]

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       appoint Ms. Cheng Chang Yung Tsung, Alice as
       a Non-executive Director of the Company was
       proposed and the signing of an appointment
       letter of Non-executive Director with Ms. Chang,
       with a term commencing from the date of the
       2009 second EGM and expiring on the date of
       the 2011 AGM and an annual remuneration amounting
       to HKD 300,000 [after tax]

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       appoint Mr. Fang Hung, Kenneth as a Non-executive
       Director of the Company was proposed and the
       signing of an appointment letter of Non-executive
       Director with Mr. Fang, with a term commencing
       from the date of the 2009 second EGM and expiring
       on the date of the 2011 AGM and an annual remuneration
       amounting to HKD 300,000 [after tax]

6.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve the appointment of Mr. Sun Hong Ning
       as Supervisor of the Company was proposed and
       the signing of an appointment letter of Supervisor
       with Mr. Sun, with a term commencing from the
       date of the 2009 second EGM and expiring on
       the date of the 2011 AGM




--------------------------------------------------------------------------------------------------------------------------
 JIANGXI COPPER CO LTD                                                                       Agenda Number:  702404752
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4446C100
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  CNE1000003K3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN201004281244.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year of   2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year   of 2009

3      Approve the audited financial statements and              Mgmt          For                            For
       the auditors' report for the     year of 2009

4      Approve the proposal for distribution of profit           Mgmt          For                            For
       of the Company for the year   of 2009

5      Appoint Ernst & Young Hua Ming and Ernst & Young          Mgmt          For                            For
       as the Company's domestic    and International
       Auditors for the year of 2010 and to authorise
       the Board of Directors of the Company to determine
       their remunerations and any one         Executive
       Director of the Company to enter into the service
       agreement and any other related documents with
       Ernst & Young Hua Ming and Ernst & Young

S.6    Authorize the Directors of the Company to issue           Mgmt          Against                        Against
       new H shares of not more than 20% of the total
       H shares in issue as at the date of the AGM

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 JIANSU EXPWY CO LTD                                                                         Agenda Number:  702356026
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4443L103
    Meeting Type:  AGM
    Meeting Date:  19-May-2010
          Ticker:
            ISIN:  CNE1000003J5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31  DEC 2009

3      Approve the annual budget report for year 2009            Mgmt          For                            For

4      Approve the audited accounts and the auditor              Mgmt          For                            For
       report for the YE 31 DEC 2009

5      Approve the profit distribution scheme of the             Mgmt          For                            For
       Company in respect of the final dividend for
       the YE 31 DEC 2009: the Company proposed to
       declare a cash       dividend of RMB 0.31 for
       every share  tax inclusive

6      Appointment of Deloitte Touche Tohmatsu Certified         Mgmt          For                            For
       Public Accountants Limited

7      Approve the issue of not more than RMB1.5 billion         Mgmt          Against                        Against
       short-term commercial       papers pursuant
       to the "Administration Rules for Short-term
       Commercial        Papers" promulgated by the
       People's Bank of China within one year from
       the    date of approval of this resolution
       and authorize of Mr. Shen Chang Quan and  Mr.
       Qian Yong Xiang, both being Directors of the
       Company, to deal with the    matters related
       to the issue

8.A    Approve the salary adjustment of Mr. Fan Cong             Mgmt          For                            For
       Lai, an Independent             Non-Executive
       Director of the Company, from RMB50,000 per
       annum to RMB60,000  per annum (after tax)

8.B    Approve the salary adjustment of Mr. Chen Dong            Mgmt          For                            For
       Hua, an Independent            Non-Executive
       Director of the Company, from RMB50,000 per
       annum to RMB60,000  per annum (after tax)

8.C    Approve the salary adjustment of Mr. Xu Chang             Mgmt          For                            For
       Xin, an Independent             Non-Executive
       Director of the Company, from RMB50,000 per
       annum to RMB60,000  per annum (after tax)

8.D    Approve the salary adjustment of Mr. Gao Bo,              Mgmt          For                            For
       an Independent Non-Executive     Director of
       the Company, from RMB50,000 per annum to RMB60,000
       per annum      (after tax)




--------------------------------------------------------------------------------------------------------------------------
 JINDAL STEEL & POWER LTD                                                                    Agenda Number:  702067299
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4447P100
    Meeting Type:  EGM
    Meeting Date:  04-Sep-2009
          Ticker:
            ISIN:  INE749A01030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       13, 16, 94(1)(a) and (e), 97 and other applicable
       provisions of the Companies Act, 1956 and Articles
       4 and 9 of the Articles of Association of the
       Company, to reclassify the authorized share
       capital of the Company by the cancellation
       of 1,00,00,000 preference Shares of INR 100
       each and simultaneous creation of fresh 100,00,00,000
       Equity Shares of INR 1 each; and to increase
       the authorized share capital of the Company
       to INR 200,00,00,000 by the creation of additional
       80,00,00,000 Equity Shares of INR 1 each; and
       to substitute Clause V of the Memorandum of
       Association of the Company with the specified
       new Clause; authorize the Board of Directors,
       for the purpose of giving effect to this Resolution,
       to do all such acts, deeds and things and give
       such directions as it may consider necessary
       for this purpose

S.2    Amend, pursuant to Section 31 and other applicable        Mgmt          For                            For
       provisions of the Companies Act, 1956, Article
       3 of the Articles of Association of the Company
       as specified

3.     Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       the applicable provisions of the Companies
       Act, 1956, Article 175 of the Articles of Association
       of the Company, Securities and Exchange Board
       of India [Disclosure & Investor Protection]
       Guidelines, 2000 and such other approvals,
       permissions and sanctions as may be necessary
       and subject to such terms and modifications
       as may be specified while according such approvals,
       to capitalize a sum not exceeding INR 77,56,51,530
       out of 'Securities Premium Account' as per
       the audited accounts for the FYE 31 MAR 2009
       and to transfer the said amount to Share Capital
       Account which shall be utilized for allotment
       of 77,56,51,530 new Equity Shares of INR 1
       each as fully paid Bonus Shares to the persons
       who shall be the holders of the existing Equity
       Shares of INR 1 each of the Company as per
       Book Closure to be fixed by the Board later,
       in the proportion of 5 new Equity Shares for
       every 1 existing Equity Share held by such
       persons; approve, pursuant to Securities and
       Exchange Board of India [Employee Stock Option
       Scheme and Employee Stock Purchase Scheme]
       Guidelines 1999 and consequent to issue of
       Bonus shares, to make fair and reasonable adjustment
       in price and number of shares to be issued
       against stock options, whether granted or to
       be granted under Employee Stock Option Scheme-2005
       of the Company and authorize the Compensation
       Committee to make fair and reasonable adjustment
       for this purpose; approve to issue and allot
       the Bonus shares subject to the specified terms
       and conditions; authorize the Board, for the
       purpose of giving effect to this Resolution,
       to do all such acts, deeds and things and give
       such directions as may be necessary or desirable
       and to settle all questions or difficulties
       whatsoever that may arise with regard to the
       issue, allotment and distribution of the new
       Equity Shares




--------------------------------------------------------------------------------------------------------------------------
 JINDAL STEEL & POWER LTD                                                                    Agenda Number:  702089194
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4447P100
    Meeting Type:  AGM
    Meeting Date:  29-Sep-2009
          Ticker:
            ISIN:  INE749A01030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2009 and profit and loss account for the
       FYE on that date and the reports of the Directors
       and Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Shri Ratan Jindal as a Director,               Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Shri Anand Goel as a Director, who             Mgmt          For                            For
       retires by rotation

5.     Re-appoint Shri Sushil Kumar Maroo as a Director,         Mgmt          For                            For
       who retires by rotation

6.     Appoint M/s. S.S. Kothari Mehta & Co., Chartered          Mgmt          For                            For
       Accountants as the Auditors of the Company
       to hold office from the conclusion of this
       meeting to the conclusion of the next meeting
       and approve to fix their remuneration

7.     Appoint, in accordance with the provisions of             Mgmt          For                            For
       Section 257 and all other applicable provisions
       of the Companies Act, 1956, Shri Haigreve Khaitan
       as a Director of the Company, who is liable
       to retire by rotation

8.     Appoint, in accordance with the provisions of             Mgmt          For                            For
       Section 257 and all other applicable provisions
       of the Companies Act, 1956, Shri Rahul Mehra
       as a Director of the Company, who is liable
       to retire by rotation

9.     Appoint, in accordance with the provisions of             Mgmt          For                            For
       Section 257 and all other applicable provisions
       of the Companies Act, 1956, Shri Hardip Singh
       Wirk as a Director of the Company, who is liable
       to retire by rotation

S.10   Approve, pursuant to Section 293[1][e] of the             Mgmt          Against                        Against
       Companies Act, 1956, to contribute, from time
       to time, an amount not exceeding INR 200 crores
       to M/s. Om Prakash Jindal Gramin Jan kalyan
       Sansthan[Sansthan] and/or O.P Jindal Global
       University [University] by way of donation
       for setting up O.P Jindal Global University
       in the state of haryana at sonepat which shall
       be over and above the annual limits of contribution
       approved by the Board in its meeting held on
       27 MAY 2008 i.e. 5% of the average net profits
       of the Company for immediately preceding 3
       FY's; and authorize the Shri Naveen Jindal,
       Executive Vice Chairman & Managing Director
       of the Company to decide and approve the amount[s]
       of donation/contribution that may be given
       to the Sansthan and/or university from time
       to time, within the above mentioned limit

S.11   Appoint, pursuant to the provisions of Section            Mgmt          Against                        Against
       314 and other applicable provisions of the
       Companies Act, 1956 read with Director's Relatives[Office
       or place of profit] rules, 2003 and subject
       to approval of Central Government, Shri Paras
       Goel as the Assistant General Manager-Sales
       & Marketing of the Company with effect from
       01 OCT 2009 on terms and conditions including
       remuneration as specified; authorize Shri Naveen
       Jindal, Executive Vice Chairman & Managing
       Director and Shri Vikrant Gujral, Vice Chairman
       & Chief Executive Officer of the Company severally
       to determine from time to time, actual amount
       of remuneration as per above, change terms
       of his appointment, change his designation
       and increase his remuneration within the above
       mentioned limits; approve in accordance with
       standing practice of the Company, the salary
       of Shri Paras Goel may be revised from 01 APR
       every year and first such revision may take
       effect from 01 APR 2010; authorize Shri Ashok
       Alladi, Wholetime Director and Shri T.K Sadhu,
       Company Secretary severally to apply to and
       seek approval of Central Government to the
       appointment of Shri Paras Goel and take such
       other steps to ado all such things as may be
       deemed necessary for giving effect to this
       resolution; and the Sub-Committee of Directors
       to alter, change or modify any of the above
       mentioned terms of remuneration as may be directed
       or advised by the central government while
       considering approval under Section 314 of the
       Companies Act, 1956 without seeking any further
       approval from shareholders

S.12   Authorize the Board of Directors, in accordance           Mgmt          Against                        Against
       with the provisions of Section 81[1A] and all
       other applicable provisions of the Companies
       Act, 1956, Foreign Exchange Management Act,
       1999 (including any regulation, statutory modification[s]
       or reenactment[s] thereof for the time being
       in force including but not limited to Foreign
       Exchange Management [Transfer or Issue of Securities
       by a person resident outside India] Regulation,
       2000, the issue of foreign currency convertible
       bonds and ordinary shares [through Depository
       Receipt Mechanism] Scheme, 1993 and also the
       provisions of any other applicable Law[s],
       rules, regulations and in accordance with relevant
       provisions of Memorandum and Articles of Association
       of the Company and subject to the approval,
       consent, permission and/or sanction of the
       Ministry of Finance [MOF], Government of India
       [GOI], Reserve Bank of India [RBI], Securities
       and Exchange Board of India [SEBI], Stock Exchanges
       and/or any other appropriate authorities, institutions
       or bodies, as may be necessary and subject
       to such conditions and modifications as may
       be prescribed in granting such approvals, consents
       and permissions, which may be agreed to by
       the Board of Directors of the Company [hereinafter
       referred to as the Board which terms shall
       include a Committee of Directors], to offer,
       issue and allot, in one or more tranches, any
       securities including Global Depository Receipts
       [GDR] and/or American Depository Receipts [ADR]
       and/or Foreign Currency Convertible Bonds [FCCB]
       and/or Convertible Bonds/Debentures and/or
       Euro Convertible Bonds whether cumulative/redeemable/partly/fully convertible and/or securities partly or fully
       convertible into equity shares and/or securities
       linked to equity shares and/or any instruments
       or securities with or without detachable warrants
       or such other types of securities representing
       either equity shares and / or convertible securities
       [hereinafter collectively referred to as Securities]
       in India or in one or more foreign market[s]
       to be subscribed in foreign currency[ies]/Indian
       Rupees by Foreign/Domestic Investors, including
       Non-Residents, Foreign Institutional Investors,
       Non-Resident Indians, Foreign Nationals, Corporate
       Bodies, Banks, Institutions, Mutual Funds or
       such other eligible entities or persons as
       may be decided by the Board in accordance with
       applicable laws, whether or not such persons/entities/investors are Members of the Company, through Prospectus,
       offering letter, circular Memorandum or through
       any other mode, from time to time, as may be
       deemed appropriate by the Board on such terms
       and conditions as the Board may, in its sole
       and absolute discretion, deem fit up to US
       Dollars 750 million equivalent to approximately
       INR 3750 crores [with a right to the Board
       to retain additional allotment, such amount
       of subscription not exceeding 25% of the amount
       of initial offer of each tranche as the Board
       may deem fit] on such terms and conditions
       including pricing [subject to the minimum pricing
       norms prescribed by SEBI, RBI and/or any other
       authorities] as the Board may in its sole and
       absolute discretion decide including the form
       and all other terms and conditions and matters
       connected therewith and wherever necessary
       in consultation with the lead managers, underwriters,
       stabilization agents, guarantors, financial
       and/or legal advisors, depositors, custodians,
       principal/ paying/transfer/conversion agents,
       listing agents, registrars and issue such securities
       in any market and/or to the persons as may
       be deemed fit by the Board so as to enable
       the Company to get listed at any stock exchange
       in India and/or Singapore and/or any other
       overseas stock exchange[s]; these securities
       will be disposed of by the Board in its absolute
       discretion in such manner as the Board may
       deem fit and proper; without prejudice to the
       generality of the above and subject to the
       applicable laws, the aforesaid issue of the
       securities may have all or any terms or combination
       of terms in accordance with normal practices
       including but not limited to conditions relating
       to payment of interest, dividend, premium or
       redemption or early redemption at the option
       of the Company and/or the holder[s] of the
       Securities and other debt-service payment whatsoever
       and all such terms as are provided in offerings
       of this nature, including terms for issue of
       additional equity shares, of variation of interest
       payment and/or variation of the price and/or
       the period of conversion of securities into
       equity shares or issue of equity shares during
       the duration of the Securities and/or voting
       rights or options for early redemption of securities,
       authorize the Board to finalize and approve
       the same or any modification thereof; the Company
       and/or any agency or body authorized by the
       Board may issue depository receipts representing
       the underlying equity shares or other Securities
       or FCCBs in registered form with such features
       and attributes as are prevalent in international
       capital markets for instruments of this nature
       and provide for the tradability or free transferability
       thereof as per the international practices
       and regulations and under the forms and practices
       prevalent in the international markets including
       filing any registration statement and any other
       document and any amendment thereto with any
       relevant authority[ies] for securities listing
       and trading in the overseas stock/securities
       exchange[s]; to issue and allot such number
       of equity shares as may be required to be issued
       and allotted upon conversion of any securities
       referred above or as may be necessary in accordance
       with the terms of the offering[s]; subject
       to the applicable Laws, the Board, as and when
       it deems fit and proper, to issue and allot
       equity shares [including equity shares issued
       and allotted upon conversion of any Securities)
       with differential rights including differential
       rights as to dividend and/  or voting; the
       securities issued in foreign markets shall
       be deemed to have been made abroad and/or in
       the market and/or at the place of issue of
       the securities in the international market
       and may be governed by applicable foreign laws;
       for the purpose of giving effect to any issue
       or allotment of securities or instruments representing
       the same, to determine the form, terms and
       timing of the offering[s], including the class
       of investors to whom the securities are to
       be allotted, number of securities to be allotted
       in each tranche, issue price, face value, premium
       amount of issue/conversion of securities/redemption
       of securities, rate of interest, redemption
       period, utilization of issue proceeds, listing
       on one or more stock exchanges abroad/in India
       as the Board in its sole and absolute discretion
       may deem fit and to make and accept any modifications
       in the proposal as may be required by the authorities
       involved in such issues and on behalf of the
       Company, to do all such acts, deeds, matters
       and things as it may, at its sole and absolute
       discretion, deem necessary or desirable for
       such purpose, including without limitation
       the appointment of Registrars, Book-runners,
       Lead-Managers, Trustees, Agents, Bankers, Global
       Co-coordinators, Custodians, Depositories,
       Consultants, Solicitors, Accountants, or such
       other Agencies, entering into arrangements
       for underwriting, marketing, listing, trading,
       depository and such other arrangements and
       agreements, CONTD...

       CONTD...as may be necessary and to issue any              Non-Voting    No vote
       Offer document[s] and sign all deeds, documents
       and to pay and remunerate all agencies/ intermediaries
       by way of commission, brokerage, fees, charges,
       out of pocket expenses and the like as may
       be involved or connected in such offerings
       of securities, with power on behalf of the
       Company to settle any question, difficulty
       or doubt that may arise in regard to any such
       issue, offer or allotment of Securities and
       in complying with any regulations, as it may
       in its sole and absolute discretion deem fit,
       without being required to seek any further
       consent or approval of the Members or otherwise
       to the end and intent that the members shall
       be deemed to have given their approval thereto
       expressly by the authority of this resolution;
       to delegate all or any of the powers herein
       conferred to any Committee of Directors or
       Wholetime Director[s], Director[s] or any other
       Officer[s] of the Company to give effect to
       the aforesaid resolution; approve and ratify
       all the acts, deeds and things already done
       by the Board in this regard

13.    Approve, pursuant to Sections 198, 309, 310               Mgmt          Against                        Against
       and all other applicable provisions and Schedule
       XIII to the Companies Act, 1956, to increase
       the commission payable to Shri Naveen Jindal,
       Executive Vice Chairman & Managing Director
       to 2% of net profits [on stand alone basis]
       of the Company from FY 2008-09 till the completion
       of his present tenure; all other terms of remuneration
       including salary, perquisites, allowances,
       etc; approved by the shareholders in the AGM
       held on 26 SEP 2008 shall remain unchanged

14.    Approve, pursuant to Sections 198, 309, 310               Mgmt          For                            For
       and all other applicable provisions and Schedule
       XIII to the Companies Act, 1956, to increase
       annual remuneration of Shri Anand Goel, Deputy
       Managing Director of the Company from INR 1,00,00,000
       to INR 1,20,00,000 from 01 OCT 2008 by increasing
       special allowance from INR 2,22,550 to INR
       3,89,216 per month; all other terms of remunerations
       including salary, perquisite, allowances etc;
       approved by the shareholders in the AGM held
       on 26 SEP 2008 shall remain unchanged

15.    Approve, pursuant to Section 198, 309, 310 and            Mgmt          For                            For
       all other applicable provisions and Schedule
       XIII to the Companies Act, 1956, to revise
       remuneration of Shri Vikrant Gujral, Vice Chairman
       & Chief Executive Officer of the Company in
       the following manner with effect from 01 APR
       2009 as specified

16.    Approve, pursuant to Section 198, 309, 310 and            Mgmt          For                            For
       all other applicable provisions, and Schedule
       XIII to the Companies Act, 1956, to revise
       remuneration of Shri Anand Goel, Jt. Managing
       Director of the Company in the following manner
       with effect from 01 APR 2009 as specified

17.    Approve, pursuant to Section, 198, 309, 310               Mgmt          For                            For
       and all other applicable provisions and Schedule
       XIII to the Companies Act, 1956, to revise
       remuneration of Shri Ashok Alladi, Wholetime
       Director finance of the Company in the following
       manner with effect from 01 APR 2009 as specified

18.    Approve, pursuant to Section, 198, 309, 310               Mgmt          For                            For
       and all other applicable provisions and Schedule
       XIII to the Companies Act, 1956, to revise
       remuneration of Shri Arun Kumar Mukherji, Wholetime
       Director of the Company in the following manner
       with effect from 01 APR 2009 as specified




--------------------------------------------------------------------------------------------------------------------------
 JOINT STK CO COMSTAR- UTD  TELESYSTEMS                                                      Agenda Number:  702169295
--------------------------------------------------------------------------------------------------------------------------
        Security:  47972P208
    Meeting Type:  EGM
    Meeting Date:  14-Dec-2009
          Ticker:
            ISIN:  US47972P2083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve that, the functions of the Chairman               Mgmt          For                            For
       of the general meeting of the Company's shareholders
       shall be performed by the Chairman of the Company's
       Board of Directors and functions of the Secretary
       of the general meeting of shareholders shall
       be performed by the corporate secretary of
       the Company

2.     Approve to terminate before the time the powers           Mgmt          For                            For
       of the Members of the Company's Auditing Commission

3.1    Elect Vladimir Sergeevich Barinov as a Member             Mgmt          For                            For
       of the JSC COMSTAR, United TeleSystems Auditing
       Commission

3.2    Elect Anton Alekseevich Shvydchenko as a Member           Mgmt          For                            For
       of the JSC COMSTAR, United TeleSystems Auditing
       Commission

3.3    Elect Ekaterina Sergeevna Lobova as a Member              Mgmt          For                            For
       of the JSC COMSTAR, United TeleSystems Auditing
       Commission

4.     Approve to make changes and additions to the              Mgmt          For                            For
       Company's Charter

5.     Approve to determine the quantitative composition         Mgmt          For                            For
       of the Company's Auditing Commission at 5 Members

6.     Approve to establish the numerical strength               Mgmt          For                            For
       of the Company's Board of Directors to be 11
       persons




--------------------------------------------------------------------------------------------------------------------------
 JOINT STK CO COMSTAR- UTD  TELESYSTEMS                                                      Agenda Number:  702237024
--------------------------------------------------------------------------------------------------------------------------
        Security:  47972P208
    Meeting Type:  EGM
    Meeting Date:  03-Mar-2010
          Ticker:
            ISIN:  US47972P2083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to perform the functions of the Chairman          Mgmt          For                            For
       of the general meeting of JSC COMSTAR-UTS shareholders,
       by the Chairman of the Board of Directors of
       the Company; and to perform the functions of
       the Secretary of the general meeting of JSC
       COMSTAR-UTS shareholders, by the Corporate
       Secretary of the Company

2.     Approve to terminate before the time the powers           Mgmt          For                            For
       of JSC COMSTAR-UTS Board Members

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE NOTE THAT ONLY A VOTE
       "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS.

3.1    Elect Backmayer Ulf as a Member of the Board              Mgmt          For                            For
       of Directors of JSC COMSTAR - United TeleSystems

3.2    Elect Ibragimov Ruslan Sultanovich as a Member            Mgmt          For                            For
       of the Board of Directors of JSC COMSTAR -
       United TeleSystems

3.3    Elect Gerchuk Mikhail Yuryevich as a Member               Mgmt          For                            For
       of the Board of Directors of JSC COMSTAR -
       United TeleSystems

3.4    Elect Markov Konstantin Viktorovich as a Member           Mgmt          For                            For
       of the Board of Directors of JSC COMSTAR -
       United TeleSystems

3.5    Elect Olkhovskiy Evgeny Ivanovich as a Member             Mgmt          For                            For
       of the Board of Directors of JSC COMSTAR -
       United TeleSystems

3.6    Elect Pridantsev Sergey Vladimirovich as a Member         Mgmt          For                            For
       of the Board of Directors of JSC COMSTAR -
       United TeleSystems

3.7    Elect Redling Sten Erik Yngve as a Member of              Mgmt          For                            For
       the Board of Directors of JSC COMSTAR - United
       TeleSystems

3.8    Elect Stankevich Victor Valerianovich as a Member         Mgmt          For                            For
       of the Board of Directors of JSC COMSTAR -
       United TeleSystems

3.9    Elect Hecker Michael as a Member of the Board             Mgmt          For                            For
       of Directors of JSC COMSTAR - United TeleSystems

3.10   Elect Holtrop Thomas as a Member of the Board             Mgmt          For                            For
       of Directors of JSC COMSTAR -United TeleSystems

3.11   Elect Shamolin Mikhail Valeryevich as a Member            Mgmt          For                            For
       of the Board of Directors of JSC COMSTAR -United
       TeleSystems

4.     Approve to terminate before the time the powers           Mgmt          For                            For
       of the Members of the Company's Auditing Commission

5.1    Elect Barinov Vladimir Sergeevich as a Member             Mgmt          For                            For
       of the JSC COMSTAR -United TeleSystems Auditing
       Commission

5.2    Elect Kulikov Grigory Vladimirovich as a Member           Mgmt          For                            For
       of the JSC COMSTAR -United TeleSystems Auditing
       Commission

5.3    Elect Lobova Ekaterina Sergeevna as a Member              Mgmt          For                            For
       of the JSC COMSTAR- United TeleSystems Auditing
       Commission

5.4    Elect Reikh Pavel Aleksandrovich as a Member              Mgmt          For                            For
       of the JSC COMSTAR- United TeleSystems Auditing
       Commission

5.5    Elect Shvydchenko Anton Alekseevich as a Member           Mgmt          For                            For
       of the JSC COMSTAR- United TeleSystems Auditing
       Commission




--------------------------------------------------------------------------------------------------------------------------
 JOINT STK CO COMSTAR- UTD  TELESYSTEMS                                                      Agenda Number:  702444908
--------------------------------------------------------------------------------------------------------------------------
        Security:  47972P208
    Meeting Type:  EGM
    Meeting Date:  11-Jun-2010
          Ticker:
            ISIN:  US47972P2083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Chairman of the Board of Directors            Mgmt          For                            For
       of OJSC Comstar-UTS is to      chair this extraordinary
       meeting of Shareholders; and the Corporate
       Secretary of OJSC Comstar-UTS is to carry out
       the duties of Secretary of this           extraordinary
       meeting of Shareholders

2      Approve the restated Charter of OJSC Comstar-UTS          Mgmt          For                            For
       in accordance with Annexure  No. 2

3      Approve the restated By-Law on the General meeting        Mgmt          For                            For
       of Shareholders of OJSC    Comstar-UTS in accordance
       with Annexure No. 3

4      Approve the restated By-Law on the Board of               Mgmt          For                            For
       Directors of OJSC Comstar-UTS in  accordance
       with Annexure No. 4

5      Approve the restated By-Law on the Management             Mgmt          For                            For
       Board of OJSC Comstar-UTS in    accordance
       with Annexure No5

6      Approve the restated By-Law on the President              Mgmt          For                            For
       of OJSC Comstar-UTS in           accordance
       with Annexure No. 6




--------------------------------------------------------------------------------------------------------------------------
 JOINT STK CO COMSTAR- UTD  TELESYSTEMS                                                      Agenda Number:  702497238
--------------------------------------------------------------------------------------------------------------------------
        Security:  47972P208
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  US47972P2083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the proposed agenda and procedure for             Mgmt          For                            For
       the AGM

2.     Approve the Group's annual report and Russian             Mgmt          For                            For
       Accounting Standards (RAS) annual financial
       statements for 2009

3.     Approve the distribution of profits, including            Mgmt          For                            For
       dividend payment for 2009

4.     Approve the remuneration of the members of the            Mgmt          For                            For
       Board of Directors

5.     Election of Members of the Board of Directors             Mgmt          For                            For

6.     Election of Members of the Audit Commission               Mgmt          For                            For

7.     Approve the Comstar's Auditor for 2010                    Mgmt          For                            For

8.     Adopt a new edition of the Group's regulation             Mgmt          For                            For
       on remuneration and compensation paid to members
       of the Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 JOLLIBEE FOODS CORPORATION                                                                  Agenda Number:  702445239
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4466S100
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  PHY4466S1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

cmmt   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 705896 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Call to order                                             Mgmt          For                            For

2      Approve to certify the corporate secretary on             Mgmt          For                            For
       notice and quorum

3      Approve the minutes of the last annual stockholders'      Mgmt          For                            For
       meeting

4      Approve the President's report                            Mgmt          For                            For

5      Ratify the actions by the Board of Directors              Mgmt          For                            For
       and the Officers of the Corporation

6.1    Election of Tony Tan Caktiong as a Director               Mgmt          For                            For

6.2    Election of William Tan Untiong as a Director             Mgmt          For                            For

6.3    Election of Ernesto Tanmantiong as a Director             Mgmt          For                            For

6.4    Election of Ang Cho Sit as a Director                     Mgmt          For                            For

6.5    Election of Antonio Chua Poe Eng as a Director            Mgmt          For                            For

6.6    Election of Felipe B. Alfonso as an Independent           Mgmt          For                            For
       Director

6.7    Election of Monico Jacob as an Independent Director       Mgmt          For                            For

7      Appointment of the External Auditors                      Mgmt          For                            For

8.     Other matters                                             Non-Voting    No vote

9.     Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JORDAN AHLI BANK, AMMAN                                                                     Agenda Number:  702276127
--------------------------------------------------------------------------------------------------------------------------
        Security:  M62275108
    Meeting Type:  AGM
    Meeting Date:  15-Mar-2010
          Ticker:
            ISIN:  JO1103311014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to recite the previous minutes of the             Mgmt          For                            For
       last AGM

2      Approve to discuss the Board of Directors report          Mgmt          For                            For
       for the Companys             accomplishments
       for the year 2009

3      Approve to discuss the Auditors report for the            Mgmt          For                            For
       year 2009

4      Approve to discuss the Company's financial data           Mgmt          For                            For
       for the year 2009

5      Approve the Board of Directors suggestion to              Mgmt          For                            For
       distribute dividends 10%

6      Elect Alrajaa Investmnet Company as a Member              Mgmt          For                            For
       of the Board of Directors

7      Election of the Companys Auditors for the year            Mgmt          For                            For
       2010

8      Other issues                                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 JORDAN ELECTRIC POWER CO, AMMAN                                                             Agenda Number:  702302340
--------------------------------------------------------------------------------------------------------------------------
        Security:  M6212Z109
    Meeting Type:  AGM
    Meeting Date:  10-Apr-2010
          Ticker:
            ISIN:  JO3100411011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to recite the previous minutes of the             Mgmt          For                            For
       last AGM

2      Approve the  Board of Directors report for Company's      Mgmt          For                            For
       accomplishments for     2009

3      Receive the Auditors report for 2009                      Mgmt          For                            For

4      Approve the Company's financial data  for 2009            Mgmt          For                            For

5      Approve to indemnify the Board of Directors               Mgmt          For                            For
       for 2009

6      Elect the Company's Auditors for 2010                     Mgmt          For                            For

7      Elect the new Board of Directors                          Mgmt          For                            For

8      Other issues                                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 JORDAN PETROLEUM REFINERY COMPANY                                                           Agenda Number:  702026332
--------------------------------------------------------------------------------------------------------------------------
        Security:  M6229M109
    Meeting Type:  AGM
    Meeting Date:  06-Jul-2009
          Ticker:
            ISIN:  JO4204111010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to recite previous minutes of the last            Mgmt          For                            For
       AGM

2.     Approve the Board of Directors' report for the            Mgmt          For                            For
       Company's accomplishments for the year 2008

3.     Receive the Auditors' report for the year 2008            Mgmt          For                            For

4.     Approve the Company's financial data for the              Mgmt          For                            For
       year 2008

5.     Approve the Board of Directors' suggestion to             Mgmt          For                            For
       distribute dividends 20%

6.     Approve to indemnify Board of Directors for               Mgmt          For                            For
       the year 2008

7.     Elect the Company's Auditors for the year 2009            Mgmt          For                            For

8.     Other issues                                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 JORDAN PETROLEUM REFINERY COMPANY                                                           Agenda Number:  702368829
--------------------------------------------------------------------------------------------------------------------------
        Security:  M6229M109
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  JO4204111010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to recite previous minutes of the last            Mgmt          For                            For
       AGM

2      Receive the Board of Director's report for Company's      Mgmt          For                            For
       accomplishments for 2009

3      Approve the Auditors report for 2009                      Mgmt          For                            For

4      Approve the Company's financial data for 2009             Mgmt          For                            For
       and the distribution of 25% of  share value
       to shareholders

5      Approve to indemnify Board of Director's for              Mgmt          For                            For
       2009

6      Election of Company's Auditors for 2010                   Mgmt          For                            For

7      Other issues                                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 JORDAN PHOSPHATES MINES COMPANY                                                             Agenda Number:  702333460
--------------------------------------------------------------------------------------------------------------------------
        Security:  M6230V106
    Meeting Type:  AGM
    Meeting Date:  17-Apr-2010
          Ticker:
            ISIN:  JO4101811019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the recite previous minutes of the last           Mgmt          For                            For
       AGM

2      Approve the Board of Directors report for Company's       Mgmt          For                            For
       accomplishments for 2009

3      Approve the Auditors report for the year 2009             Mgmt          For                            For

4      Approve the Company's financial data for the              Mgmt          For                            For
       year 2009

5      Approve the suggestion to distribute dividends            Mgmt          For                            For
       20%

6      Election of Company's Auditors for the year               Mgmt          For                            For
       2010

7      Others issues                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 JORDAN STEEL                                                                                Agenda Number:  702295090
--------------------------------------------------------------------------------------------------------------------------
        Security:  M6242C104
    Meeting Type:  AGM
    Meeting Date:  01-Apr-2010
          Ticker:
            ISIN:  JO4107011010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the previous minutes of the last AGM              Mgmt          For                            For

2      Approve the Board of Directors report for the             Mgmt          For                            For
       Company's accomplishments for   2009

3      Approve the Auditors report for 2009                      Mgmt          For                            For

4      Approve the Company's financial data for 2009             Mgmt          For                            For
       and approve it

5      Approve to indemnify the Board of Directors               Mgmt          For                            For
       for 2009

6      Election of the Company's Auditors for 2010               Mgmt          For                            For

7      Discuss other issues                                      Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 JORDAN TELECOMMUNICATIONS LTD                                                               Agenda Number:  702335779
--------------------------------------------------------------------------------------------------------------------------
        Security:  M6243W109
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  JO3120611012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to recite the previous minutes of the             Mgmt          For                            For
       last AGM

2      Approve the Board of Directors reports for Companys       Mgmt          For                            For
       accomplishments for 2009

3      Approve to discuss the Auditors report for 2009           Mgmt          For                            For

4      Approve to discuss the Companys financial data            Mgmt          For                            For
       for 2009 and distribution of   dividend

5      Approve the indemnify Board of Directors for              Mgmt          For                            For
       2009

6      Election of Companys Auditors for 2010                    Mgmt          For                            For

7      Other issues                                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 JSC MMC NORILSK NICKEL                                                                      Agenda Number:  933295912
--------------------------------------------------------------------------------------------------------------------------
        Security:  46626D108
    Meeting Type:  Consent
    Meeting Date:  28-Jun-2010
          Ticker:  NILSY
            ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE MMC NORILSK NICKEL'S 2009 ANNUAL               Mgmt          For                            For
       REPORT.

02     TO APPROVE MMC NORILSK NICKEL'S 2009 ANNUAL               Mgmt          For                            For
       ACCOUNTING STATEMENTS INCLUDING PROFIT AND
       LOSS STATEMENT.

03     TO APPROVE DISTRIBUTION OF MMC NORILSK NICKEL'S           Mgmt          For                            For
       PROFITS AND LOSSES FOR 2009 AS PER THE RECOMMENDATION
       OF THE BOARD OF DIRECTORS.

04     TO PAY-OUT DIVIDENDS ON MMC NORILSK NICKEL'S              Mgmt          For                            For
       ORDINARY SHARES FOR THE YEAR 2009 IN THE AMOUNT
       210 RUB PER ORDINARY SHARE.

6A     ELECTION OF MEMBER OF THE REVISION COMMISSION:            Mgmt          For
       PETR V. VOZNENKO MANAGER OF CJSC RUSAL GLOBAL
       MANAGEMENT BV.

6B     ELECTION OF MEMBER OF THE REVISION COMMISSION:            Mgmt          For
       ALEXEY A. KARGACHOV DIRECTOR OF THE INTERNAL
       CONTROL DEPARTMENT, OJSC MMC NORILSK NICKEL.

6C     ELECTION OF MEMBER OF THE REVISION COMMISSION:            Mgmt          For
       ELENA A. MUKHINA HEAD OF FINANCIAL REPORTING
       AND TAX PLANNING DIVISION, CJSC INTERROS HOLDING
       COMPANY.

6D     ELECTION OF MEMBER OF THE REVISION COMMISSION:            Mgmt          For
       DMITRY V. PERSHINKOV CHIEF OF THE TAX PLANNING
       DIVISION OF THE ACCOUNTING, TAXATION AND FINANCIAL
       REPORTING DEPARTMENT, OJSC MMC NORILSK NICKEL.

6E     ELECTION OF MEMBER OF THE REVISION COMMISSION:            Mgmt          For
       TATIANA V. POTARINA HEAD OF SECTOR, RUSSIAN
       SUBSIDIARIES AND ASSOCIATES, DIVISION OF SUBSIDIARIES
       AND ASSOCIATES MANAGEMENT OF CORPORATE DEPARTMENT,
       OJSC MMC NORILSK NICKEL.

6F     ELECTION OF MEMBER OF THE REVISION COMMISSION:            Mgmt          For
       TAMARA A. SIROTKINA DEPUTY CHIEF OF THE CLAIM
       ADMINISTRATION DIVISION - CHIEF OF THE ADMINISTRATIVE
       AND LEGAL DISPUTES SECTOR OF THE LEGAL DEPARTMENT,
       OJSC MMC NORILSK NICKEL.

6G     ELECTION OF MEMBER OF THE REVISION COMMISSION:            Mgmt          For
       SERGEY G. KHODACEVICH ADVISOR TO CEO, OJSC
       MMC NORILSK NICKEL.

07     TO APPROVE ROSEXPERTIZA LLC AS AUDITOR OF MMC             Mgmt          For                            For
       NORILSK NICKEL'S 2009 RUSSIAN ACCOUNTING STATEMENTS.

8A     1. TO ESTABLISH THAT THE PRINCIPAL AMOUNT OF              Mgmt          For                            For
       REMUNERATION TO BE PAID TO AN INDEPENDENT DIRECTOR
       SHALL BE USD 62,500 PER QUARTER. 2. IF AN INDEPENDENT
       DIRECTOR PRESIDES OVER A BOARD COMMITTEE, TO
       ESTABLISH THAT THE ADDITIONAL REMUNERATION
       IN THE AMOUNT OF USD 31,250 PER QUARTER. 3.
       TO ESTABLISH THAT THE PRINCIPAL AMOUNT OF REMUNERATION
       TO BE PAID TO A CHAIRMAN OF THE BOARD OF DIRECTORS.
       4. TO ESTABLISH THAT THE AMOUNT OF THE ANNUAL
       BONUS TO BE PAID TO A CHAIRMAN OF THE BOARD.
       5. REMUNERATION SUMS MENTIONED IN CLAUSES 1,
       2, 3 AND 4 OF THIS RESOLUTION.

8B     1. TO APPROVE INCENTIVE PROGRAM - OPTION PLAN             Mgmt          For                            For
       FOR INDEPENDENT DIRECTORS OF MMC NORILSK NICKEL.
       2. TO ESTABLISH THAT THE PROGRAM WILL BE VALID
       FROM JUNE 29, 2010 TO JUNE 30, 2011.

09     THE VALUE OF PROPERTY BEING THE SUBJECT OF INTERRELATED   Mgmt          For                            For
       TRANSACTIONS TO INDEMNIFY MEMBERS OF THE BOARD
       OF DIRECTORS AND MEMBERS OF THE MANAGEMENT
       BOARD OF OJSC MMC NORILSK NICKEL AGAINST DAMAGES
       THE AFOREMENTIONED PERSONS MAY INCUR IN THEIR
       RESPECTIVE POSITIONS MENTIONED ABOVE SHALL
       NOT EXCEED USD 115,000,000 (ONE HUNDRED FIFTEEN
       MILLION US DOLLARS) FOR EACH TRANSACTION.

10     TO APPROVE INTERRELATED TRANSACTIONS, TO WHICH            Mgmt          For                            For
       ALL MEMBERS OF THE BOARD OF DIRECTORS AND MEMBERS
       OF THE MANAGEMENT BOARD OF OJSC MMC NORILSK
       NICKEL ARE INTERESTED PARTIES, AND WHICH INVOLVE
       THE OBLIGATIONS OF OJSC MMC NORILSK NICKEL
       TO INDEMNIFY MEMBERS OF THE BOARD OF DIRECTORS
       AND MEMBERS OF THE MANAGEMENT BOARD OF OJSC
       MMC NORILSK NICKEL AGAINST DAMAGES THE AFOREMENTIONED
       PERSONS MAY INCUR IN THEIR RESPECTIVE POSITIONS
       MENTIONED ABOVE, SHALL NOT EXCEED USD 115,000,000
       (ONE HUNDRED FIFTEEN MILLION US DOLLARS) FOR
       EACH SUCH PERSON.

11     TO ESTABLISH THAT THE VALUE OF SERVICES INVOLVING         Mgmt          For                            For
       LIABILITY INSURANCE FOR MEMBERS OF THE BOARD
       OF DIRECTORS AND MEMBERS OF THE MANAGEMENT
       BOARD OF OJSC MMC NORILSK NICKEL WITH LIABILITY
       LIMITED TO USD 150,000,000 (ONE HUNDRED FIFTY
       MILLION US DOLLARS) AND ADDITIONAL INSURANCE
       COVERAGE LIMIT OF USD 50,000,000 (FIFTY MILLION
       US DOLLARS) SHALL NOT EXCEED USD 1,200,000
       (ONE MILLION TWO HUNDRED THOUSAND US DOLLARS).

12     TO APPROVE THE TRANSACTION, TO WHICH ALL MEMBERS          Mgmt          For                            For
       OF THE BOARD OF DIRECTORS AND MEMBERS OF THE
       MANAGEMENT BOARD OF OJSC MMC NORILSK NICKEL
       ARE INTERESTED PARTIES, INVOLVING LIABILITY
       INSURANCE FOR MEMBERS OF THE BOARD OF DIRECTORS
       AND MEMBERS OF THE MANAGEMENT BOARD WHO WILL
       BE BENEFICIARY PARTIES TO THE TRANSACTION BY
       A RUSSIAN INSURANCE COMPANY, FOR THE ONE-YEAR
       TERM WITH LIABILITY LIMITED TO USD 150,000,000
       AND ADDITIONAL INSURANCE COVERAGE  LIMIT OF
       USD 50,000,000 AND WITH PREMIUM TO INSURER
       NOT EXCEEDING USD 1,200,000

13     TO APPROVE INTERRELATED TRANSACTIONS BETWEEN              Mgmt          For                            For
       OJSC MMC NORILSK NICKEL AND CJSC NORMETIMPEX,
       CONSIDERED TO BE INTERESTED PARTIES TRANSACTIONS,
       UNDER WHICH OJSC MMC NORILSK NICKEL DELEGATES
       CJSC NORMETIMPEX EXECUTION OF LEGAL AND OTHER
       ACTIONS, ENVISAGED AT SALES IN DOMESTIC AND
       INTERNATIONAL MARKET TILL DECEMBER 2013 INCLUSIVE,
       BELONGINGS OF OJSC MMC NORILSK NICKEL: NICKEL
       AND NICKEL PRODUCTS IN THE AMOUNT UP TO 240
       000 TONNES, COPPER AND COPPER PRODUCTS IN THE
       AMOUNT UP TO 450 000 TONNES, ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 JSC MMC NORILSK NICKEL                                                                      Agenda Number:  933309987
--------------------------------------------------------------------------------------------------------------------------
        Security:  46626D108
    Meeting Type:  Annual
    Meeting Date:  28-Jun-2010
          Ticker:  NILSY
            ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

5A     ELECTION OF DIRECTOR: DMITRY O. AFANASIEV                 Mgmt          No vote

5B     ELECTION OF DIRECTOR: BORIS BAKAL                         Mgmt          No vote

5C     ELECTION OF DIRECTOR: ALEXEY V. BASHKIROV                 Mgmt          No vote

5D     ELECTION OF DIRECTOR: ANDREY E. BOUGROV                   Mgmt          No vote

5E     ELECTION OF DIRECTOR: OLGA V. VOITOVICH                   Mgmt          No vote

5F     ELECTION OF DIRECTOR: ALEXANDER S. VOLOSHIN               Mgmt          No vote

5G     ELECTION OF DIRECTOR: ARTEM O. VOLYNETS                   Mgmt          No vote

5H     ELECTION OF DIRECTOR: VADIM V. GERASKIN                   Mgmt          No vote

5I     ELECTION OF DIRECTOR: MAXIM A. GOLDMAN                    Mgmt          No vote

5J     ELECTION OF DIRECTOR: OLEG V. DERIPASKA                   Mgmt          No vote

5K     ELECTION OF DIRECTOR: MARIANNA A. ZAKHAROVA               Mgmt          No vote

5L     ELECTION OF DIRECTOR: OLGA N. ZINOVIEVA                   Mgmt          No vote

5M     ELECTION OF DIRECTOR: NATALIA V. KINDIKOVA                Mgmt          No vote

5N     ELECTION OF DIRECTOR: ANDREY A. KLISHAS                   Mgmt          No vote

5O     ELECTION OF DIRECTOR: DMITRY R. KOSTOEV                   Mgmt          No vote

5P     ELECTION OF DIRECTOR: BRADFORD ALAN MILLS                 Mgmt          No vote

5Q     ELECTION OF DIRECTOR: OLEG M. PIVOVARCHUK                 Mgmt          No vote

5R     ELECTION OF DIRECTOR: DMITRY V. RAZUMOV                   Mgmt          No vote

5S     ELECTION OF DIRECTOR: PETR I. SINSHINOV                   Mgmt          No vote

5T     ELECTION OF DIRECTOR: TATIANA V. SOINA                    Mgmt          No vote

5U     ELECTION OF DIRECTOR: MAXIM M. SOKOV                      Mgmt          No vote

5V     ELECTION OF DIRECTOR: VLADISLAV A. SOLOVIEV               Mgmt          No vote

5W     ELECTION OF DIRECTOR: VLADIMIR I. STRZHALKOVSKY           Mgmt          No vote

5X     ELECTION OF DIRECTOR: VASILY N. TITOV                     Mgmt          No vote

5Y     ELECTION OF DIRECTOR: JOHN GERARD HOLDEN                  Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 JSC RUSHYDRO                                                                                Agenda Number:  702449871
--------------------------------------------------------------------------------------------------------------------------
        Security:  X34577100
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2010
          Ticker:
            ISIN:  RU000A0JPKH7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report of the Company and              Mgmt          For                            For
       the balance sheet for 2009 FY    including
       profit and loss account statement, including
       dividend payment for   2009 FY  the Board of
       Directors recommended not paying out the dividends
       for  2009

2      Approve the new provision of the Charter of               Mgmt          For                            For
       the Company

3      Approve the revised regulation on general meetings        Mgmt          For                            For
       of the shareholders of the Company

4      Approve the revised regulation on the amount              Mgmt          For                            For
       of remuneration to the members   of the Board
       of Directors

5      Approve the Auditor of the Company                        Mgmt          For                            For

6      Election of members to the revising Board of              Mgmt          For                            For
       the Company

7      Election of members to the Board of Directors             Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 JSE LTD                                                                                     Agenda Number:  702333838
--------------------------------------------------------------------------------------------------------------------------
        Security:  S4254A102
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  ZAE000079711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the group financial statements for the            Mgmt          For                            For
       YE 31 DEC 2009 and the reports of the Directors
       and the Auditors

2      Re-election of Bobby Johnston as a Director,              Mgmt          For                            For
       who retires by rotation

3      Re-election of David Lawrence as a Director,              Mgmt          For                            For
       who retires by rotation

4      Re-election of Sam Nematswerani as a Director,            Mgmt          For                            For
       who retires by rotation

5      Re-election of K K Combi as a Director, who               Mgmt          For                            For
       retires by rotation

6      Re-election of Nonkululeko Nyembezi Heita as              Mgmt          For                            For
       a Director during the year as a  consequence
       of the acquisition of the Board Exchange of
       South Africa Limited

7      Re-election of KPMG Inc as the Auditors and               Mgmt          For                            For
       to appoint Vanessa Yuill as the   designated
       Auditor to hold the office for the ensuing
       year

8      Approve the final dividend of 192 cents per               Mgmt          For                            For
       ordinary share as proposed by the Directors

9      Approve the JSE long-term incentive scheme 2010           Mgmt          For                            For
       a copy of which has been      intialled by
       the Chairman of the AGM for purposes of identification
       and       tabled at this meeting and ; Authorize
       the Directors to do all such things    and
       sign all documents and take all such actions
       as may be necessary for the  establishment
       and bringing into effect of LTIS 2010 including
       but not limited to the founding of the trust
       to operate LTIS 2010

S.10   Authorize the JSE LTIS 2010 trust of a specific           Mgmt          For                            For
       authority in terms of         Sections 85 to
       89 of the Companies Act no 61 of 1973, as amended,
       the         Listings requirements of the JSE
       and Article 12 of the Company's Articles of
       Association, to acquire from time to time
       in the open market at the then      ruling
       price, no more than 2,100,000 two million one
       hundred thousand         ordinary shares in
       the Company in aggregate during the period
       commencing 01   MAY 2010 and ending 31 DEC
       2013, for the purposes of giving effect to
       LTIS    2010, and further for the duration
       of LTIS 2010, acquire for
       non-consideration the ordinary shares in the
       Company forfeited by LTIS 2010   participation
       in terms of the Rules of LTIS 2010 from time
       to time, provided  that JSE LTIS 2010 Trust
       may not acquire securities in the Company in
       the     open market during a prohibited CONTD..

-      CONTD.. period as defined in the JSE Listings             Non-Voting    No vote
       requirements, unless full       details of
       the acquisition are announced prior to the
       commencement of the     prohibited period;
       and upon entering the market to proceed with
       such an       acquisition, the sponsor of the
       JSE Group will confirm in writing to the
       Financial Services Board, as required the
       adequacy of the JSE Group's working capital
       for the purposes of undertaking the acquisition
       of shares in line     with the statement by
       the Directors of the Company

S.11   Authorize the Directors contemplated in Sections          Mgmt          Against                        Against
       85 to 90 of the Companies    Act, to facilitate
       the acquisition by the Company, from time to
       time, of the  issued shares of the Company
       upon such terms and conditions and in such
       amounts as the Directors of the Company
       may from time to time determine, but  subject
       to the provisions of the Act and the JSE Listings
       requirements;       approve shall endure until
       the following AGM of the Company  whereupon
       this   approval shall lapse unless it is renewed
       at the aforementioned AGM, provided that it
       shall not extend beyond 15 months from the
       date of passing            registration of
       the Special resolution, it is being recorded
       that the JSE     Listings requirements currently
       require, that the Company may make a general
       repurchase of Securities subject to the following
       limitations; that the       general CONTD..

-      CONTD.. repurchase of securities is being affected        Non-Voting    No vote
       through the order book     operated by the
       JSE trading system and done without any prior
       understanding   or agreement between the Company
       and the counterpart; the Company is
       authorized thereto by its Articles of Association;
       the general repurchase of  securities shall
       not, in the aggregate, in any on FYE 10% of
       the Company's    issued ordinary share capital
       of that class from the date of grant of this
       general authority; at any point in time,
       the Company may only appoint one     agent
       to effect any repurchase s  on the Company's
       behalf; the Company or its subsidiary may not
       repurchase securities during a prohibited period
       as        defined in the JSE Listings requirements
       unless they have in place a          repurchase
       programme where the dates and quantities of
       securities to be t     raded during the relevant
       CONTD..

-      CONTD.. period are fixed and full details of              Non-Voting    No vote
       the programme have been          disclosed
       in an announcement over SENS prior to the commencement
       of the       prohibited period; repurchases
       are not made at a price more than 10% above
       the weighted average of the market value
       for the securities for the 5         business
       days immediately preceding the date on which
       the transaction is      effected, the financial
       services Board should be consulted for a ruling
       if    the securities have not traded in such
       five business day period; and paid     press
       announcement containing full details of such
       repurchases is published   as soon as the Company
       has acquired shares constituting on a cumulative
       basis, 3% of the number of CONTD..

-      CONTD.. shares in issue as at the date of AGM             Non-Voting    No vote
       and; the number of shares       purchased and
       held by a subsidiary or subsidiaries of the
       Company shall not   exceed 10% in aggregate
       of the number of issued shares in the Company
       at the  relevant times

12     Approve the remuneration policy of the JSE as             Mgmt          For                            For
       set out on pages 37 to 40 of    the annual
       report under the heading "Remuneration Policy";
       the services of a  remuneration advisory consultancy
       have been retained by the JSE to advise on
       the remuneration structure and level of fees
       paid by the JSE to its           non-executive
       Directors. The advice has been provided on
       an Independent and   arms length basis. The
       comparator group used by the remuneration advisory
       consultancy for the purposes of benchmarking
       the fees paid by the JSE to its  non-executive
       Directors included banks, short-and long term
       insures and niche financial services organizations
       listed on the JSE; JSE policy is to fix the
       remuneration of its non-executive Directors
       at or around the median paid by   the comparator
       group

13     Approve with effect from 01 MAY 2010 the annual           Mgmt          For                            For
       retainer to be paid to        non-executive
       Directors of the JSE be increased by 9%

14     Approve with effect from 01 MAY 2010 the meeting          Mgmt          For                            For
       fee to be paid to            non-executive
       Directors of the JSE be increased by 9%

15.1   Approve the meeting fee for the Members of the            Mgmt          For                            For
       Audit Committee be increased   by 20%

15.2   Approve the retainer for the Chairman of the              Mgmt          For                            For
       Audit Committee be increased by  20%

-      Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 JSW STEEL LTD                                                                               Agenda Number:  702018626
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y44680109
    Meeting Type:  AGM
    Meeting Date:  06-Jul-2009
          Ticker:
            ISIN:  INE019A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009, the profit and loss account
       for the YE on that date together with the reports
       of the Board of Directors and the Auditors
       thereon

2.     Declare dividend on 10% cumulative redeemable             Mgmt          For                            For
       preference shares

3.     Declare dividend on 11% cumulative redeemable             Mgmt          For                            For
       preference shares

4.     Declare dividend on equity share                          Mgmt          For                            For

5.     Re-appoint Mr. Sajjan Jindal as a Director,               Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Dr. S.K. Gupta as a Director, who              Mgmt          For                            For
       retires by rotation

7.     Re-appoint Dr. Vinod Nowal as a Director, who             Mgmt          For                            For
       retires by rotation

8.     Appoint Messrs Deloitte Haskins & Sells, Chartered        Mgmt          For                            For
       Accountants as the Statutory Auditors of the
       Company to hold office from the conclusion
       of this AGM until the conclusion of the next
       AGM of the Company and approve to fix their
       remuneration

9.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: appoint Mr. Kannan Vijayaraghavan
       as a Director of the Company, whose period
       of office shall be liable to determination
       by retirement of the Directors by rotation

10.    Appoint Mr. Jayant Acharya as a Director of               Mgmt          For                            For
       the Company, whose period of office shall be
       liable to determination by retirement of the
       Directors by rotation

11.    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 259, 309 and 310 read with Schedule XIII
       and other applicable provisions of the Companies
       Act 1956, the appointment of Mr. Jayant Acharya
       as a Whole-time Director of the Company, designated
       as a Director [Sales & Marketing] for a period
       of 5 years, with effect from 07 MAY 2009, upon
       such terms and conditions as are set out in
       the Draft Agreement to be executed with Mr.
       Jayant Acharya [as specified], with specific
       authority to the Board of Directors to alter
       or vary the terms and conditions of the said
       appointment and/or agreement including the
       remuneration which shall be exceed an overall
       ceiling of INR 18,00,000 per month as may be
       agreed to between the Board of Directors and
       Mr. Jayant Acharya

12.    Approve, in partial modification of the resolution        Mgmt          For                            For
       passed at the 13th AGM of the Company held
       on 13 JUN 2007 and subject to the provisions
       of Section 198, 269, 309 and 310 read with
       Schedule XIII and other applicable provisions,
       if any, of the Companies Act 1956, the revision
       in the terms of remuneration of Mr. Sajjan
       Jindal with effect of 01 JAN 2009 for the remuneration
       of his tenure as the Vice Chairman and Managing
       Director of the Company, i.e. up to 07 JUL
       2012 as specified

13.    Approve, in partial modification of the resolution        Mgmt          Against                        Against
       passed at the 13th AGM of the Company held
       on 13 JUN 2007 and subject to the provisions
       of Section 198, 269, 309 and 310 read with
       Schedule XIII and other applicable provisions,
       if any, of the Companies Act 1956, the re-designation
       of Dr. Vinod Nowal as Director and Chief Executive
       Officer [Vijayanagar Works] with effect from
       01 APR 2009 and the increase in the ceiling
       of remuneration payable to him with effect
       from 01 APR 2008 for the reminder of his tenure
       up to 29 APR 2012 from INR 9,00,000 per month
       to INR 18,00,000 per month, as specified and
       Dr. Vinod Nowal [as specified], with specific
       authority to the Board of Directors to alter
       or vary the terms and conditions of the said
       appointment and/or agreement including the
       remuneration which shall be exceed an overall
       ceiling of INR 18,00,000 per month, as may
       be agreed to between the Board of Directors
       and Dr. Vinod Nowal

14.    Approve, in partial modification of the resolution        Mgmt          Against                        Against
       passed at the 12th AGM of the Company held
       on 25 JUL 2006 and subject to the provisions
       of Section 198, 269, 309 and 310 read with
       Schedule XIII and other applicable provisions,
       if any, of the Companies Act 1956, the increase
       in the ceiling of remuneration payable to Mr.
       Seshagiri Rao M.V.S with effect from 01 APR
       2008 for the reminder of his tenure as a Whole-time
       Director of the Company designated as Director
       [Finance] i.e. up to 05 APR 2009 from INR 9,00,000
       per month to INR 18,00,000 per month, with
       specific authority to the Board of Directors
       of the Company to fix alter or vary the remuneration
       within the said ceiling of INR 18,00,000 per
       month as may be agreed to between the Board
       of Directors and Mr. Seshagiri Rao M.V.S

15.    Approve, subject to the provisions of Section             Mgmt          Against                        Against
       198, 269, 309 and 310 read with Schedule XIII
       and other applicable provisions, if any, of
       the Companies Act 1956, the re-appointment
       of Mr. Seshagiri Rao M.V.S as a Whole-time
       Director of the Company and his redesignation
       as Managing Director & Group CFO for a period
       of 5 years with effect from 06 APR 2009, upon
       such terms and conditions as specified, with
       specific authority to the Board of Directors
       to alter or vary the terms and conditions of
       the said appointment and/or agreement including
       the remuneration which shall not exceed an
       overall ceiling of INR 28,00,000 per month
       as may be agreed to between the Board of Directors
       and Mr. Seshagiri Rao M.V.S

S.16   Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81(1A) and other applicable provisions,
       if any of the Companies Act 1956, the provisions
       of applicable XIII-A of the SEBI [Disclosure
       and Investor Protection] Guidelines 2000 as
       amended [hereinafter referred to as the SEBI
       Guidelines] the provisions of the Foreign Exchange
       Management [transfer or issued of Security
       by a Person Resident outside India] Regulation,2000
       as also of any other applicable laws, rules,
       regulations and Guidelines [including any amendments
       thereto or re-enactment thereto or re-enactment
       thereof] and the enabling provisions in the
       Memorandum and Articles of Association of the
       Company with the Stock Exchanges where the
       equity shares of the Company are listed, and
       subject to all such approvals, consents, permissions
       and/or sanctions from all appropriate authorities,
       including the Securities and Exchange Board
       of India [SEBI], Government of India, Reserve
       Bank of India, Financial Institutions, Banks,
       Agents, & Trustees and Stock Exchanges [herein
       after singly or collectively, referred to as
       the appropriate authorities] and subject to
       such conditions and modifications as may be
       prescribed or imposed by any of them while
       granting any such consents, permissions, approvals
       requisite approval] which may be agreed to
       by the Board of Directors of the Company, [hereinafter
       singly or collectively referred to as the requisite
       approvals] which may be agreed to by the Board
       of Directors of the Company [hereinafter singly
       or collectively referred to as the Board which
       term shall be deemed to include any Committee(s),
       which the Board which term shall be or hereinafter
       constitution in this behalf to exercise the
       power conferred on the Board by this resolution],
       to create offer, issue, and allot in 1 or more
       tranches, equity shares or fully Convertible
       Debentures [FCDs]/Partly Convertible Debentures
       [PCDs]/optionally Convertible Debentures [OCDs]/Non-convertible
       Debentures [NCDs] with warrants or any other
       Securities [other than warrants] or a combination
       thereof, which are convertible into or exchangeable
       with equity shares of the Company at a later
       date [hereinafter collectively referred to
       as the specified securities] to Qualified Institutional
       Buyers [QIB] [as defined in the SEBI Guidelines]
       by way of Qualified Institutional Placement,
       as provided under Chapter XIII-A of the SEBI
       Guidelines for an aggregate amount not exceeding
       USD 1 billion or its Indian rupee equivalent,
       inclusive of such premium as may be decided
       by the Board, at a price which shall not be
       less than the price determined in accordance
       with the pricing formula stipulated under Chapter
       XIII-A of the SEBI Guidelines; the relevant
       date for the purpose of arriving at the aforesaid
       minimum issue price of the specified securities
       shall be the date of the meeting in which the
       Board or any Committee thereof constituted/to
       be constituted], decides to open the issue
       of specified securities, subsequent to the
       receipt of shareholders approval in terms of
       Section 81 (1A) and other applicable provisions,
       if any, of the Companies Act 1956 as also of
       other applicable laws, regulations and guidelines
       in relation to the proposed issue of the specified
       securities; the specified securities to be
       so created offered, issued and allotted shall
       be subject to the provisions of the Memorandum
       and Articles of Association of the Company;
       the equity shares proposed to be issued through
       the Qualified Institutional Placement or the
       Equity shares that may be issued and allotted
       on conversion of securities issued through
       Qualified Institutional Placement as aforesaid
       shall rank pari passu with the then existing
       equity shares of the Company in all respect
       including dividend; and the number and/or conversation
       price in relation to equity shares that may
       be issued and allotted on conversion of securities
       that may be issued through Qualified Institutional
       Placement shall be appropriately adjusted in
       accordance with the SEBI Guidelines for corporate
       actions such as bonds, issue, split and consolidation
       of share capital merger demerger, transfer
       of undertaking sale of division or any capital
       or corporate restructuring; without prejudice
       to the generally of the above the aforesaid
       specified securities may have such features
       and attributes or any terms and combination
       of terms that provide for the tradability and
       free transferability thereto in accordance
       with the prevailing practices in the capital
       markets and the Board subject to applicable
       laws, regulations and guidelines, to dispose
       off such specified securities that are not
       subscribed in such manner as it may in its
       absolute discretion deem fit; for the purpose
       of giving effect to the resolution, to do all
       such acts, deeds, matters and things including
       but not limited to finalization and approve
       of the preliminary as well as final offer document(s),
       determining the form, manner and timing of
       the issue, including the investors, to whom
       the specified securities are to be issued and
       allotted, the number of specified securities
       to be allotted issue price, face value, premium
       amount on issue/conversion of securities, if
       any, rate of interest, execution of various
       agreements/deeds/documents/underwritings creation
       of mortgage/charge in accordance with Section
       293(1)(a) of the Companies Act, 1956, in respect
       of any of the securities issued through the
       Qualified Institutional placement, either on
       pari passu basis or otherwise, and to settle
       all questions, difficulties or doubts that
       may arise in regard to the issue, offer or
       allotment of the specified securities and utilization
       of the issue proceeds as it may in its absolute
       discretion deem fit without being required
       to seek any further consent or approval of
       the Members to the end and intent that the
       Members shall be deemed to have given their
       approval hereto expressly by virtue of this
       resolution; and to appoint such Consultants,
       lead mangers, underwrites, guarantors, depositories,
       custodians, registrars, trustees, bankers,
       solicitors, lawyers, merchant bankers and any
       such agencies by way of commissions, brokerage,
       fees or the like and to enter into or execute
       agreements/arrangement/MOUs with any such agency
       or intermediary and also to seek the listing
       of any or all of such specified securities
       or securities representing the same in 1 or
       more stock exchanges; to delegate all or any
       of the powers herein conferred to any Committee
       of Directors or any 1 or more Directors or
       Officers of the Company

S.17   Authorize the Board: in supersession of the               Mgmt          For                            For
       resolution passed at the 13th AGM of the Company
       held on 13 JUN 2007 and in accordance with
       the provisions of Section 81(1A) and other
       applicable provisions, if any, of the Companies
       Act, 1956, Foreign Exchange Management Act,
       1999 Foreign Exchange Management [transfer
       or issue of security by a person resident outside
       India] Regulations 2000, the Issue of Foreign
       Currency Convertible Bonds and ordinary Shares
       [through Depository Receipt Mechanism] Scheme,
       1993, as also of any other applicable laws,
       rule, regulations and guidelines [including
       any amendment thereto or re-enactment thereof]
       and the enabling provisions in the Memorandum
       of Articles of Association of the Company and
       the Listing Agreements entered into by the
       Company with the Stock Exchanges where the
       shares of the Company are listed and in accordance
       with the regulations and guidelines issued
       by and subject to all such approvals, consents,
       permissions and sanctions of the government
       of India, Reserve Bank of India, Securities
       and Exchange Board of India [SEBI] and all
       other appropriate and/or concerned authorities
       and subject to such conditions and modifications,
       as may be prescribed by any of them while granting
       such approvals, consents, permissions, and
       sanctions which may be agreed to by the Board
       of Directors of the Company [hereinafter referred
       to as 'the Board' which term shall be deemed
       to include any Committee(s), which the Board
       may have constituted or hereafter constitute
       in this behalf to exercise the powers conferred
       on the Board by this resolution], to accept,
       if it thinks fit in the interest of the Company,
       to create, offer, issue and allot such manner
       of Foreign Currency Convertible Bonds [FCCBs]/
       Global Depository Receipts [GDRs] American
       Depository Receipts [ADRs] Warrants and/or
       other instruments convertible into equity shares
       optionally or otherwise [hereinafter referred
       to as 'Securities'] or any combination of such
       securities, whether rupee denominated or denominated
       in foreign currency, for an aggregate sum of
       up to USD 1 billion or its equivalent on any
       other currency[ies], inclusive of such premiums
       as may be determined by the Board in the course
       of an international offering, in 1 or more
       foreign markets(s), to all eligible investors
       including foreign/ resident/ Non-resident investors
       [whether intuitions/incorporated Bodies/mutual
       funds/trusts/ Foreign Institutional Investors/
       Banks and/or otherwise, of a public issue through
       circulation of an offering circular or prospectus
       times, in such tranche or tranches, at such
       price or prices in such manner and on such
       terms and condition as my be deemed appropriate
       by the Board at the time of such issue or allotment
       considering the prevailing market conditions
       and other relevant factors, wherever necessary
       in consultation with the Lead Managers, Underwriters
       and Advisors; the Securities to be create offered,
       issued and allotted shall be subject to the
       provisions of the Memorandum and Articles of
       Association of the Company; and the underlying
       equity shares shall rank pari passu with the
       existing Equity Shares of the Company in all
       respects including such rights as to dividend;
       the issue or equity shares underlying the Securities
       shall inter alia be subject to the following
       terms and conditions as specified; approve,
       without prejudice to the generality of the
       above the aforesaid issue of securities in
       international offering may have all or any
       term or combination of terms and conditions
       in accordance with applicable regulations,
       prevalent market practices, including not limited
       to the terms and conditions relating to payment
       of interest, premium on redemption at the opinion
       of the Company and/or holders of any securities
       into equity shares or issue of additional equity
       shares during the period of the securities;
       authorize the Board, may enter into any arrangement
       with any agency or body for the issue of the
       securities, in registered or bearer from with
       such features and attributes as are prevalent
       in international markets for instruments of
       this nature and to provide for the tradability
       of free transferability thereof as per the
       prevailing practices and regulations in international
       capital markets; approve the securities issued
       in international offering shall be deemed to
       have been made abroad and/or in the international
       markets and/or at the place of issue of the
       securities and shall be governed by applicable
       laws; authorize the Board, to of such securities
       as are to be issued and are not subscribed
       on such terms and conditions as it may in its
       absolute discretion deem fit; to appoint such
       consultants, Lead Managers, Underwriters, Guarantors,
       Depositories, Custodians, Registrars, Trustees,
       Bankers, Solicitors, Lawyers, Merchant Bankers
       and any such agencies and intermediaries as
       may be involved or concerned in such offerings
       of securities and to remunerate all such agencies
       by way of commission, brokerage, fees or the
       like, and to enter into or execute agreement
       arrangements/MOUs with any such agency or intermediary
       and also to seek the listing of any or all
       such securities in 1 or more stock exchanges
       within or outside India; to finalize the mode,
       terms and timings of the issue(s) including
       the class of investors to whom the securities
       are to be offered, issued and allotted, to
       the exclusion of all other categories of investors
       to whom the securities are to be offered, issued
       and allotted, to the exclusion of all other
       categories of investors, the number of securities
       to be allotted in each tranche, issue price,
       face value, premium amounts on issue/conversion
       of securities/exercise of warrants/redemptions
       of securities, rates of interest, redemption,
       period, listings on 1 or more stock exchanges
       in India and/or abroad, as the Board may in
       its absolute discretion deem fit and to issue
       and all such number of equity shares upon conversion
       of any of the securities referred to in the
       paragraph(s) above in accordance with the terms
       of offering and also to seek the listing/depositories
       of any all of such equity shares of the Company
       are listed/admitted; for the purpose of giving
       effect to any issue on allotment of securities
       or securities representing the same or equity
       shares as described here in above and to do
       all such acts, deeds matter and things as it
       may at its absolute discretion deem necessary
       or desirable for such purpose, including without
       limitation the utilization of issue proceeds,
       entering into of underwriting and marketing
       arrangements, to settle any questions difficulties
       or doubts that may arise in regard to the offer,
       issue and allotment of securities, as it may
       in its absolute discretion deem fit; or any
       of the powers herein conferred to any Committee
       of Directors of any 1 or more Directors of
       the Company




--------------------------------------------------------------------------------------------------------------------------
 JSW STEEL LTD                                                                               Agenda Number:  702421265
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y44680109
    Meeting Type:  EGM
    Meeting Date:  02-Jun-2010
          Ticker:
            ISIN:  INE019A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board in its absolute discretion,           Mgmt          For                            For
       pursuant to the provisions of Section 81(1A)
       and other applicable provisions, if any, of
       the Companies Act, 1956, the provisions of
       Chapter VII of the SEBI  Issue of Capital &
       Disclosure requirements  regulations,
       2009, as also of any other applicable   laws,
       rules, regulations, and guideless  including
       any amendment thereto or   reenactment thereof
       and the enabling provisions in the Memorandum
       and        Articles of Association of the Company
       and the Listing Agreements entered     into
       by the Company with the stock exchanges where
       the equity shares of the   Company are listed,
       and subject to all such approvals, consents,
       permissions  and/or sanctions as may be required
       from appropriate authorities, including   the
       Securities and Exchange Board of India  SEBI
       , Government of India,       Reserve Bank of
       India, financial institutions, banks, and stock
       exchanges     hereinafter singly or collectively
       referred to as the

CONT   .CONTD Appropriate Authorities  and subject               Non-Voting    No vote
       to such conditions and            modifications
       as may be prescribed or imposed by any of them
       while granting   any such consents, permissions,
       approvals and/or sanctions  hereinafter
       singly or collectively referred to as the
       requisite approvals  which may be   agreed
       to by the Board of Directors of the Company
       hereinafter referred to as "the Board" which
       term shall be deemed to include any Committee(s),
       which the Board may have constituted or hereafter
       constitute in this behalf to exercise the powers
       conferred on the Board by this resolution ,
       to create, offer,      issue and allot in one
       or more tranches up to 1,75,00,000 warrants,
       convertible into equity shares of
       the Company of par value of INR 10 each
       Equity Shares , to Sapphire Technologies Limited
       the Warrant holder , a      promoter group
       Company, on a preferential basis, without offering
       the same to any other CONTD.

CONT   .CONTD person, at a price not less than the               Non-Voting    No vote
       minimum price determined as per   the provisions
       of Chapter VII of the SEBI regulations; i)
       the relevant date   for the purpose of determination
       of the price of the Equity Shares issued and
       allotted upon conversion/ exercise of right
       attached to the Warrants, in      accordance
       with the provisions of Chapter VII of the SEBI
       Regulations shall   be the date thirty days
       prior to the date of this EGM i.e. 03 MAY 2010;
       ii)   the Warrants be created, offered and
       allotted and the Equity Shares arising   upon
       conversion of the Warrants shall be subject
       to the provisions of the     Memorandum and
       Articles of Association of the Company; iii)
       to issue and      allot such number of Equity
       Shares as may required to be allotted upon
       conversion / exercise of right attached
       to the Warrants issued in terms of    this
       resolution, all such Shares ranking pari passu
       inter-se and with the     CONTD.

CONT   .CONTD then existing equity shares of the Company         Non-Voting    No vote
       in all respects, including  dividend; for the
       purpose of giving effect to this resolution,
       authorize the  Board to do all such acts, deeds,
       matters and things as it may, in its
       absolute discretion, deem necessary, expedient
       or proper and to settle any    questions, difficulties
       or doubts that may arise in this regard at
       any stage  including at the time of listing
       of the Equity Shares with the stock
       exchanges, without requiring the Board to
       secure any further consent or       approval
       of the members of the Company to the end and
       intent that they shall  be deemed to have given
       their approval thereto expressly by the authority
       of  this resolution; to delegate all or any
       of the powers herein conferred by     this
       resolution to any Committee of Directors or
       any Director or Directors or any Officers of
       the Company to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 JSW STEEL LTD                                                                               Agenda Number:  702487681
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y44680109
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  INE019A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2010, the profit and loss
       account for the YE on that date, together with
       the reports of the Board of Directors and the
       Auditors thereon

2.     Approve to confirm the payment of dividend on             Mgmt          For                            For
       11% cumulative redeemable preference shares

3.     Declare a dividend on 10% cumulative redeemable           Mgmt          For                            For
       preference shares

4.     Declare a dividend on equity shares                       Mgmt          For                            For

5.     Re-appoint Mrs. Savitri Devi JIndal as a Director,        Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Mr. Anthony Paul Pedder as a Director,         Mgmt          For                            For
       who retires by rotation

7.     Re-appoint Mr. Uday M. Chitale as a Director,             Mgmt          For                            For
       who retires by rotation

8.     Appointment of M/s. Deloittee Haskins & Sells,            Mgmt          For                            For
       Chartered Accountants as the Statutory Auditors
       of the Company, to hold office from the conclusion
       of this AGM until the conclusion of the next
       AGM of the Company and approve to fix their
       remuneration

9.     Appointment of Dr. Vijay Kelkar as a Director             Mgmt          For                            For
       of the Company

10.    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [the Board], in supersession of the resolution
       passed at the EGM of the Company held on 27
       DEC 2007 and pursuant to the provisions of
       Section 293[1][d] and other applicable provisions,
       if any, of the Companies Act, 1956 and Articles
       of Association of the Company, for borrowing
       from time to time, any sum or sums of money,
       on such security and on such terms and conditions
       as the Board may deem fit, notwithstanding
       that the money to be borrowed together with
       the money already borrowed by the Company [apart
       from temporary loans obtained or to be obtained
       from the Company's bankers in the ordinary
       course of business] including rupee equivalent
       of foreign currency loans [such rupee equivalent
       being calculated at the exchange rate prevailing
       as on the date of the relevant foreign currency
       agreement] may exceed, at any time, the aggregate
       of the paid-up capital of the Company and its
       free reserves, that is to say, reserves not
       set apart for any specific purpose, provided
       however, the total amount so borrowed in excess
       of the aggregate of the paid-up capital of
       the Company and its free reserves shall not
       at any time exceed INR 25,000,00,00,000

S.11   Authorize the Company, in accordance with the             Mgmt          For                            For
       provisions of Section 198, 309[4] and all other
       applicable provisions, if any, of the Companies
       Act, 1956 [including any statutory modification[s]
       or re-enactment thereof] and the Articles of
       Association of the Company and subject to applicable
       statutory approval[s] including that of the
       Central Government, if necessary, the Company
       the payment to Non-Executive Directors of the
       Company [Directors who are neither in the Whole-time
       employment of the Company or the JSW Group
       nor a Managing Director] for a period of 5
       years from the FY commencing from 01 APR 2010,
       in addition to the sitting fees and reimbursement
       of expenses for attending the meetings of the
       Board and/or Committee thereof, commission,
       not exceeding in the aggregate, 1% of the net
       profits of the Company as computed in the manner
       specified under Section 198[1] of the Companies
       Act, 1956 or any statutory modification[s]
       or re-enactment thereof and as may be decide
       by the Board of Directors [which term shall
       be deemed to include any duly authorized Committee
       thereof for the time being exercising the powers
       conferred on the Board by this resolution],
       for each FY within the ceiling specified above




--------------------------------------------------------------------------------------------------------------------------
 K T & G CORP                                                                                Agenda Number:  702230359
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y49904108
    Meeting Type:  AGM
    Meeting Date:  26-Feb-2010
          Ticker:
            ISIN:  KR7033780008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Elect the Representative Director                         Mgmt          For                            For

4      Elect the Outside Director                                Mgmt          For                            For

5      Elect the Audit Committee Member                          Mgmt          For                            For

6      Approve the remuneration for the Director                 Mgmt          For                            For

7      Amend the Articles on retirement allowance for            Mgmt          For                            For
       the Executive Director

8      Amend the Articles on retirement allowance for            Mgmt          For                            For
       the Director




--------------------------------------------------------------------------------------------------------------------------
 KANGWON LAND INC, CHONGSON                                                                  Agenda Number:  702288906
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4581L105
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2010
          Ticker:
            ISIN:  KR7035250000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 663552 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

1.     Approve the balance sheet, income statement               Mgmt          For                            For
       and statement of appropriation of retained
       earnings for FYE DEC 2009

2.1    Election of Messrs. Sung-Sil Kim, Kwang-Soo               Mgmt          For                            For
       Cho, Wall-Ja Jung and Ho-Kyoo Kim as the Directors

       PLEASE NOTE THAT ALTHOUGH THERE ARE 02 CANDIDATES         Non-Voting    No vote
       TO BE ELECTED AS DIRECTORS, THERE IS ONLY 01
       VACANCY AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 01 OF THE 02 DIRECTORS.
       THANK YOU.

2.2    Election of Jong-Chul Park as an External Director,       Mgmt          For                            For
       to be member of the Audit Committee

2.3    Election of Jae-Boum Song as an External Director,        Mgmt          No vote
       to be member of the Audit Committee

3.     Approve the remuneration limit for the Director           Mgmt          For                            For

4.     Approve the reward for fulltime Director, Jin-Mo          Mgmt          For                            For
       Kim




--------------------------------------------------------------------------------------------------------------------------
 KARDEMIR KARABUK DEMIR SANAYI VE TICARET AS, KARABUK                                        Agenda Number:  702291206
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8765T100
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2010
          Ticker:
            ISIN:  TRAKRDMR91G7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening speech of Board Chairman                          Mgmt          No Action

2      Approve the forming the presidency of Board               Mgmt          No Action

3      Authorize the Board members to sign the minutes           Mgmt          No Action
       of meeting

4      Receive the discussing reports of Board members           Mgmt          No Action
       and Auditors

5      Approve the balance sheet and financial statements        Mgmt          No Action

6      Appointment of Board members                              Mgmt          No Action

7      Approve to inform the shareholders about donations        Mgmt          No Action

8      Release of Board members and Auditors                     Mgmt          No Action

9      Approve to permit the Board members as per items          Mgmt          No Action
       334 and 335 of TCC

10     Approve to inform the shareholders about unit             Mgmt          No Action
       banking with related parts

11     Approve to inform the shareholders about given            Mgmt          No Action
       collaterals, mortgages, pawns  and pledges

12     Approve the determination on attendance fees              Mgmt          No Action
       of Board members and Auditors

13     Wishes                                                    Mgmt          No Action

14     Closing                                                   Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 KARDEMIR KARABUK DEMIR SANAYI VE TICARET AS, KARABUK                                        Agenda Number:  702339157
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8765T100
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  TRAKRDMR91G7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU.

1      Opening speech of Board Chairman                          Mgmt          No Action

2      Approve to form the precedence of Board                   Mgmt          No Action

3      Authorize the Board members to sign the minutes           Mgmt          No Action
       of meeting

4      Approve the report of Board Members and Auditors          Mgmt          No Action

5      Approve the report of the Independent Audit               Mgmt          No Action
       Firm and financial statements

6      Approve the appointments of Board Members                 Mgmt          No Action

7      Approve to inform the shareholders about donations        Mgmt          No Action

8      Approve to release the Board Members and the              Mgmt          No Action
       Auditors

9      Approve the Board Members as per items 334 and            Mgmt          No Action
       335 of tcc

10     Approve to inform the shareholders about unit             Mgmt          No Action
       banking with related parts

11     Approve to inform the shareholders about given            Mgmt          No Action
       collaterals, mortgages, pawns and pledges

12     Approve to determine the attendance fees of               Mgmt          No Action
       Board Members and Auditors

13     Wishes                                                    Mgmt          No Action

14     Closing                                                   Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 KASIKORNBANK PUBLIC COMPANY LIMITED                                                         Agenda Number:  702265427
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4591R118
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2010
          Ticker:
            ISIN:  TH0016010017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the minutes of AGM of shareholders No.97            Mgmt          For                            For
       held on 03 APR 2009

2      Acknowledge the Board of Directors report on              Mgmt          For                            For
       year 2009 operations

3      Approve the balance sheet and the statement               Mgmt          For                            For
       of income for the YE 31 DEC 2009

4      Approve the appropriation of profit from 2009's           Mgmt          For                            For
       operating results and         dividend payment

5.1    Election of Mr. Sukri Kaocharern as a Director            Mgmt          For                            For
       who retires by rotation

5.2    Election of Mr. Sarisdiguna Kitiyakara of as              Mgmt          For                            For
       a who retires by rotation

5.3    Election of Mr. Banthoon Lamsam as a Director             Mgmt          For                            For
       who retires by rotation

5.4    Election of Dr. Prasarn Trairatvorakul as a               Mgmt          For                            For
       Director who retires by rotation

5.5    Election of Dr. Schwin Dhammanungune as a Director        Mgmt          For                            For
       who retires by rotation

6      Approve the remuneration of the Director's                Mgmt          For                            For

7      Appointment and fix the remuneration of the               Mgmt          For                            For
       Auditor

8      Other issues  if any                                      Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KAZAKHMYS                                                                                   Agenda Number:  702370595
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5221U108
    Meeting Type:  AGM
    Meeting Date:  14-May-2010
          Ticker:
            ISIN:  GB00B0HZPV38
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Directors and Auditors reports and            Mgmt          For                            For
       the accounts of the Company for the YE 31 DEC
       2009

2      Declare a final dividend of 9.0 US cents per              Mgmt          For                            For
       ordinary share

3      Approve the Directors remuneration report for             Mgmt          For                            For
       the YE 31 DEC 2009

4      Re-elect Philip Aiken as a Director, who retires          Mgmt          For                            For
       in accordance with the Company's Articles of
       Association

5      Re-elect Simon Heale as a Director, who retires           Mgmt          For                            For
       in accordance with the Company's Articles of
       Association

6      Re-elect David Munro as a Director, who retires           Mgmt          For                            For
       in accordance with the Company's Articles of
       Association

7      Election of Clinton Dines as a Director                   Mgmt          For                            For

8      Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company until the conclusion of the
       next general meeting at which accounts are
       laid before the Company

9      Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditors

10     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to and in accordance with Section 551 of the
       Companies Act 2006 [the 2006 Act] to allot
       share or grant rights to subscribe for or to
       convert any security into shares: a) up to
       a nominal amount of GBP 35,682,689; b) comprising
       equity securities [as defined in Section 560[1]
       of the 2006 Act] up to a further nominal amount
       of GBP 35,682,689 in connection with an offer
       by way of rights issue; such authorities to
       apply in substitution for all previous authorities
       pursuant to Section 80 of the Companies Act
       1985; [Authority expires at the conclusion
       of the next AGM or on 30 JUN 2011], whichever
       is the earlier, so that the Company may make
       offers and enter into agreements during the
       relevant period which would or might, require
       shares to be allotted or rights to subscribe
       for or to convert any security into shares
       to be granted after the authority ends; for
       the purpose of this Resolution rights issue
       means an offer to: i) ordinary shareholders
       in proportion [as nearly as may be practicable]
       to their existing holdings; and ii) holders
       of other equity securities as required by the
       rights of those securities or, as the Directors
       consider it necessary, as permitted by the
       rights of those securities, to subscribe for
       the further securities by means of the issue
       of renounceable letter [or other negotiable
       document] which may be traded for a period
       before payment for the securities is due, but
       subject to such exclusions or other arrangements
       as the Directors may deem necessary or expedient
       in relation to treasury shares, fractional
       entitlements, record dates or legal, regulatory
       or practicable problems in, or under the laws
       of, any territory

S.11   Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to passing of Resolution 10 opposite, to allot
       equity securities [as defined in Section 560[1]
       of the 2006 Act] wholly for cash: a) pursuant
       to the authority given by paragraph [a] of
       Resolution 10 opposite or where the allotment
       of equity securities by virtue of Section 560[3]
       of the 2006 Act in each case: [1] in connection
       with a pre-emptive offer and [2] otherwise
       than in a connection with a pre-emptive offer,
       up to an aggregate nominal amount of GBP 5,352,403;
       and b) pursuant to the authority given by paragraph
       [b] of Resolution 10 opposite in connection
       with a rights issue, as if section 561[1] of
       the 2006 Act did not apply to any such allotment;
       [Authority expires at the conclusion of the
       next AGM or on 30 JUN 2011], whichever is the
       earlier, so that the Company may make offers
       and enter into agreements during this period
       which would, or might, require equity securities
       to be allotted after the power ends and the
       Board may allot equity securities under any
       such offer or agreement as if the power had
       not ended; for the purpose of this Resolution
       [i] rights issue has the same meaning as in
       Resolution 10 opposite; [ii] pre-emptive offer
       means an offer of equity securities open for
       acceptance for a period fixed by the Directors
       to the holders [other than the Company] on
       the register on a record date fixed by the
       Directors of ordinary shares in proportion
       to their respective holdings but subject to
       such exclusions or other arrangements as the
       Directors may deem necessary or expedient in
       relation to treasury shares, fractional entitlements,
       record dates or legal, regulatory or practicable
       problems in, or under the laws of, any territory;
       [iii] references to allotment of equity securities
       shall include a sale of treasury shares; and
       [iv] the nominal amount of any securities shall
       taken to be, in case of rights to subscribe
       for or convert any securities into shares of
       the Company, the nominal amount of such shares
       which may be allotted pursuant to such rights

S.12   Authorize the Directors of the Company for the            Mgmt          For                            For
       purposes of Section 701 of the Companies Act
       2006 [the 2006 Act] to make one or more market
       purchases [within the meaning of Section 693[4]
       of the 2006 Act] of ordinary shares of 20 pence
       each in the capital of the Company provided
       that: [12.1] the maximum aggregate number of
       ordinary shares authorized to be purchased
       is GBP 53,524,033; [12.2] the minimum price
       which may be paid for an ordinary share is
       20 pence per ordinary share [12.3] the maximum
       price which may be paid for an ordinary share
       is an amount equal to the higher of [a] 105%of
       the average of the closing price of the Company's
       ordinary shares as derived from the London
       Stock Exchange Daily official list for the
       5 business days immediately preceding the day
       on which such ordinary share is contracted
       to be purchased or [b] the higher of the price
       of the last independent trade and the highest
       current bid as stipulated by Article 5[1] of
       Commission Regulation [EC] 22 DEC 2003 implementing
       the market abuse directive as regards exemptions
       for buy-back programmes and stabilization of
       financial instruments [No 2273/2003]; [Authority
       shall expire at the conclusion of the Company's
       next AGM] save that the Company may make a
       contract or contracts to purchase ordinary
       shares under this authority before the expiry
       of such authority which will or may be executed
       wholly or partly after the expiry of such authority

13     Approve the rules of the Kazakhmys UK Sharesave           Mgmt          Against                        Against
       Plan 2010 [the UK Sharesave Plan] the main
       features of which are summarized in appendix
       1 of this notice of AGM and which are produced
       to the meeting and initialled by the Chairman
       for the purposes of identification be approved;
       and authorize the Directors to make such modifications
       to the UK Sharesave Plan as they may consider
       necessary to take account of the requirements
       of HM Revenue & Customs, the financial Services
       authority and best practice, and to adopt the
       UK Sharesave Plan as so modified and to do
       all acts and things necessary to implement
       and operate the UK Sharesave Plan

14     Approve the rules of the Kazakhmys International          Mgmt          Against                        Against
       Sharesave Plan 2010 [the International Sharesave
       Plan] the main features of which are summarized
       in appendix 1 of this notice of AGM and which
       are produced to the meeting and initialled
       by the Chairman for the purposes of identification
       be approved; a) make such modifications to
       the international Sharesave Plan as they may
       consider necessary to take account of the requirements
       of the financial services authority and best
       practice, and to adopt the International Sharesave
       Plan as so modified and to do all acts and
       things necessary to implement and operate the
       International Sharesave Plan; and b) establish
       further schedules or plans based on the International
       Sharesave Plan which will be for the benefit
       of overseas employees, but subject to such
       modifications as they may consider necessary
       to take account of the applicable tax, exchange
       control, financial regulations or securities
       laws in overseas territories, provided that
       any ordinary shares of the Company made available
       under such further schedules or plans of the
       Company are treated as counting against the
       limits on individual or overall participation
       in the International Sharesave Plan

15     Approve the rules and trust deed of the Kazakhmys         Mgmt          Against                        Against
       UK Share Incentive Plan 2010 [the UK SIP] the
       main features of which are summarized in appendix
       1 of this notice of AGM and which are produced
       to the meeting and initialled by the Chairman
       for the purposes of identification; authorize
       the Directors to make such modifications to
       the UK SIP as they may consider necessary to
       take account of the requirements of HM Revenue
       & Customs, the Financial Services Authority
       and best practice, and to adopt the UK SIP
       as so modified and to do all acts and things
       necessary to implement and operate the UK SIP

16     Approve the rules of the Kazakhmys International          Mgmt          Against                        Against
       Share Incentive Plan 2010 [the International
       SIP] the main features of which are summarized
       in appendix 1 of this notice of AGM and which
       are produced to the meeting and initialled
       by the Chairman for the purposes of identification
       be approved; authorize the Directors, to make
       such modifications to the International SIP
       as they may consider necessary to take account
       of the requirements of the financial services
       authority and best practice, and to adopt the
       International SIP as so modified and to do
       all acts and things necessary to implement
       and operate the International SIP; and b) establish
       further schedules or plans based on the International
       SIP which will be for the benefit of overseas
       employees, but subject to such modifications
       as they may consider necessary to take account
       of the applicable tax, exchange control, financial
       regulations or securities laws in overseas
       territories, provided that any ordinary shares
       of the Company made available under such further
       schedules or plans of the Company are treated
       as counting against the limits on individual
       or overall participation in the International
       SIP

17     Approve the rules and amendments to the rules             Mgmt          Against                        Against
       of the Kazakhmys Long Term Incentive Plan 2007
       [the LTIP] to grant future awards under the
       LTIP over new issue shares and treasury shares
       and permitting the Company to grant awards
       to executive Directors as described and summarized
       in appendix II of this notice of AGM and which
       are produced in draft to this meeting and initialled
       by the Chairman for the purposes of identification
       be approved

18     Approve the rules and amendments to the rules             Mgmt          Against                        Against
       Kazakhmys UK Executive Share Option Plan [the
       ESOP] to grant options under the ESOP over
       new issue shares and treasury shares and permitting
       the Company to grant options to executive Directors
       as described and summarized in appendix II
       of this notice of AGM and which are produced
       in draft to this meeting and initialled by
       the Chairman for the purposes of identification
       be approved; to make such modifications to
       the Rules of ESOP which are necessary to take
       account of the requirements of HM Revenue &
       Customs, the Financial Services Authority and
       best practice

S.19   Approve the permit calling of general meeting             Mgmt          For                            For
       other than an AGM on not less than 14 clear
       days notice

S.20   Adopt the Articles of Association produced to             Mgmt          For                            For
       the meeting and initialled by the Chairman
       for the purposes of identification in substitution
       for, and to the exclusion of, the existing
       Articles of Association of the Company, with
       effect from the conclusion of the meeting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGES        Non-Voting    No vote
       IN TEXT OF RESOLUTIONS 11, 14, 16, 17 AND 18.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 KAZAKHMYS PLC, LONDON                                                                       Agenda Number:  702186239
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5221U108
    Meeting Type:  OGM
    Meeting Date:  11-Jan-2010
          Ticker:
            ISIN:  GB00B0HZPV38
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve that the proposed sale of 50% of the              Mgmt          For                            For
       issued share capital of          Ekibestuz
       GRE-1 Limited Liability Partnership to Joint
       stock Company National Welfare Fund Samruk-Kazyna
       the Transaction , as specified, pursuant to
       the   terms and subject to the conditions of
       a sale and purchase agreement entered  into
       on 09 DEC 2009 between Kazakhmys PLC, Eklbastuz
       Holdings B.V. and Joint  stock Company National
       welfare fund samruk-Kazyna  the 'Sale and Purchase
       Agreement' , and authorize the Directors
       of the Company to do all such acts   and things
       as they may in their absolute discretion consider
       necessary and/or desirable in order to implement
       and complete the Transaction in accordance
       with the terms described in the sale and
       purchase agreement, subject to such  immaterial
       amendments or variations thereto as the Directors
       of the company   may in their absolute discretion
       think fit




--------------------------------------------------------------------------------------------------------------------------
 KAZMUNAIGAS EXPL & PRODTN JSC                                                               Agenda Number:  702109263
--------------------------------------------------------------------------------------------------------------------------
        Security:  48666V204
    Meeting Type:  EGM
    Meeting Date:  10-Nov-2009
          Ticker:
            ISIN:  US48666V2043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition of 33% participating              Mgmt          For                            For
       interest in PetroKazakhstan Inc. from JSC NC
       KazManaiGas




--------------------------------------------------------------------------------------------------------------------------
 KAZMUNAIGAS EXPL & PRODTN JSC                                                               Agenda Number:  702271406
--------------------------------------------------------------------------------------------------------------------------
        Security:  48666V204
    Meeting Type:  EGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  US48666V2043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE   ELECTION OF
       DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
       REMOVED FOR THIS       MEETING. PLEASE NOTE
       THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE
       CUMULATED.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.

1.1    Election of Askar Balzhanov as a Member to the            Mgmt          For                            For
       Board of Directors of

1.2    Election of Tolegen Bozzhanov as a Member to              Mgmt          For                            For
       the Board of Directors of

1.3    Election of Yerzhan Zhangaulov as a Member to             Mgmt          For                            For
       the Board of Directors of

1.4    Election of Kenzhebek Ibrashev as a Member to             Mgmt          For                            For
       the Board of Directors of

1.5    Election of Paul Manduca as an Independent Director       Mgmt          For                            For
       to the Board of Directors

1.6    Election of Assiya Syrgabekova as a Member to             Mgmt          For                            For
       the Board of Directors of

1.7    Election of Edward Walshe as an Independent               Mgmt          For                            For
       Director to the Board of

2      Approve to determine the term of appointment              Mgmt          For                            For
       of the Board of Directors equal  to 3 years,
       which expires on the date of a general meeting
       of shareholders to elect the new Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 KAZMUNAIGAS EXPL & PRODTN JSC                                                               Agenda Number:  702426986
--------------------------------------------------------------------------------------------------------------------------
        Security:  48666V204
    Meeting Type:  AGM
    Meeting Date:  25-May-2010
          Ticker:
            ISIN:  US48666V2043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual financial statements of the            Mgmt          For                            For
       Company for 2009

2      Approve the procedure for net income distribution         Mgmt          For                            For
       of the Company - full name: KazMunaiGas Exploration
       Production Joint-Stock Company; place of performance:
       Kabanbay Batyr, 17, Astana, 010000, Republic
       of Kazakhstan; bank details: TRN 620100210124,
       IIC 027467201, BIC 195301603, Halyk Bank of
       Kazakhstan, Astana  Regional Branch - and the
       dividend rate per common and preferred share:
       1)    2009 dividend rate per common share of
       the Company: 704.00 tenge (including   tax
       payable in the manner prescribed by the legislation
       of the Republic of    Kazakhstan); 2) 2009
       dividend rate per preferred share of the Company
       -       704.00 tenge (including tax payable
       in the manner prescribed by the           legislation
       of the Republic of Kazakhstan); 3) procedure
       for distribution of  the net profit for CONTD.

CONT   CONTD. the reported financial year in the amount          Non-Voting    No vote
       of 209,726,900 thousand      tenge in accordance
       with the 2009 audited consolidated financial
       statements:  - for dividend payment - amount
       equal to the product of the 2009 dividend
       rate per common and preferred share and
       the number of respective shares in    circulation
       at the fixing date for the list of shareholders
       entitled to       receive dividends; - the
       remainder to be left at the disposal of the
       Company. 4) the list of shareholders entitled
       to receive dividends to be fixed on 07   JUN
       2010 at 12.00 am; 5) dividend payment commences
       on 12 JUL 2010; 6)        procedure for and
       the form of dividend payment: bank transfer
       to bank         accounts of shareholders according
       to the list of shareholders entitled to
       receive dividends; K. Ibrashev, General Director
       and Chairman of the          Management Board,
       is to take necessary measures arising from
       this resolution  in compliance with laws of
       the Republic of Kazakhstan

3      Approve the 2009 annual report                            Mgmt          For                            For

4      Approve the review of shareholders' inquiries             Mgmt          For                            For
       with respect to actions of the  Company or
       its officers and the results of such review

5      Approve the information on remuneration for               Mgmt          For                            For
       the Board of Directors and the    Management
       Board for 2009

6      Approve the 2009 performance report for the               Mgmt          For                            For
       Board of Directors and the        Management
       Board

7      Appointment of Ernst and Young LLP as the Audit           Mgmt          For                            For
       Company to audit interim      financial statements
       for the six months of 2010 and financial statements
       and  reporting package for consolidation with
       National Company KazMunaiGas for the YE 31
       DEC 2010

8      Appointment of Philip Dayer as an Independent             Mgmt          For                            For
       Director, member of the Board   of Directors
       of KazMunaiGas Exploration Production

9      Amend Sections 12 and 13 of the Company Charter           Mgmt          For                            For
       as  specified

10     Approve to determine the specified remuneration           Mgmt          For                            For
       and terms for remuneration    paid to Independent
       Directors - Members of the Board of Directors
       from the    date of their appointment to the
       Board of Directors: annual fee USD 150,000
       per year; participation in the Board of Directors
       meetings: in-person USD     10,000 per meeting;
       participation via telephone or video conference
       USD 5,000 per meeting; Chairmanship of Committees:
       Audit Committee USD 25,000; Strategy Planning
       Committee USD 15,000; Remunerations Committee
       USD 15,000; meetings   of Independent Directors
       USD 2,500 per meeting (as necessary, but no
       more     than eight meetings per year); authorize
       A. Balzhanov, Chairman of the Board  of Directors,
       to sign contracts based on the above terms
       with Independent     Directors on behalf of
       the Company




--------------------------------------------------------------------------------------------------------------------------
 KB FINANCIAL GROUP INC                                                                      Agenda Number:  933177873
--------------------------------------------------------------------------------------------------------------------------
        Security:  48241A105
    Meeting Type:  Special
    Meeting Date:  07-Jan-2010
          Ticker:  KB
            ISIN:  US48241A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPOINTMENT OF EXECUTIVE DIRECTOR AS WRITTEN              Mgmt          For                            For
       IN FORM 6-K ON DECEMBER 21, 2009.




--------------------------------------------------------------------------------------------------------------------------
 KB FINANCIAL GROUP INC                                                                      Agenda Number:  933203084
--------------------------------------------------------------------------------------------------------------------------
        Security:  48241A105
    Meeting Type:  Annual
    Meeting Date:  26-Mar-2010
          Ticker:  KB
            ISIN:  US48241A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF NON-CONSOLIDATED FINANCIAL STATEMENTS         Mgmt          For                            For
       (STATEMENTS OF FINANCIAL POSITION, STATEMENTS
       OF INCOME AND STATEMENTS OF APPROPRIATION OF
       RETAINED EARNINGS) FOR FISCAL YEAR 2009.

02     AMENDMENT OF THE ARTICLES OF INCORPORATION.               Mgmt          For                            For

03     APPOINTMENT OF NON-EXECUTIVE DIRECTORS.                   Mgmt          For                            For

04     APPOINTMENT OF CANDIDATES FOR THE MEMBERS OF              Mgmt          For                            For
       THE AUDIT COMMITTEE, WHO ARE NON-EXECUTIVE
       DIRECTORS.

05     APPROVAL OF THE AGGREGATE REMUNERATION LIMIT              Mgmt          For                            For
       FOR DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 KB FINANCIAL GROUP INC                                                                      Agenda Number:  702236743
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y46007103
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  KR7105560007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1.     Approve the financial statements                          Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.     Elect a Director                                          Mgmt          For                            For

4.     Elect the Audit Committee member who is an Outside        Mgmt          For                            For
       Director

5.     Approve the remuneration for the Director                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KCC CORP                                                                                    Agenda Number:  702236919
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y45945105
    Meeting Type:  AGM
    Meeting Date:  26-Feb-2010
          Ticker:
            ISIN:  KR7002380004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the balance sheet, income statement               Mgmt          For                            For
       and statement of appropriation of retained
       earnings for FYE DEC 2009

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Elect Messrs. Mongjin Jung, Mongik Jung (external)        Mgmt          For                            For
       Jaejun Kim, Ohseung Gwon,

4      Appointment of one Audit Committee Member                 Mgmt          For                            For

5      Approve the remuneration limit of the Directors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KENCANA PETROLEUM BERHAD                                                                    Agenda Number:  702158103
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4599R102
    Meeting Type:  AGM
    Meeting Date:  10-Dec-2009
          Ticker:
            ISIN:  MYL5122OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 JUL 2009 together with the reports
       of the Directors and the Auditors thereon

2.     Re-elect Dato' Mokhzani bin Mahathir as a Director,       Mgmt          For                            For
       who retires pursuant to Article 94 of the Company's
       Articles of Association

3.     Re-elect Chong Hin Loon as a Director, who retires        Mgmt          For                            For
       pursuant to Article 94 of the Company's Articles
       of Association

4.     Re-elect Mohd Adzahar bin Abdul Wahid as a Director,      Mgmt          For                            For
       who retires pursuant to Article 94 of the Company's
       Articles of Association

5.     Approve the payment of the Directors' fees amounting      Mgmt          For                            For
       to MYR 165,000 in respect of the FYE 31 JUL
       2009

6.     Approve the payment of first and final single-tier        Mgmt          For                            For
       dividend of 5% per ordinary shares of MYR 0.10
       each for the FYE 31 JUL 2009

7.     Re-appoint Messrs. KPMG as the Auditors of the            Mgmt          For                            For
       Company and authorize the Directors to fix
       their remuneration

8.     Authorize the Directors, subject to the Companies         Mgmt          For                            For
       Act, 1965, the Articles of Association of the
       Company and the approvals of the relevant governmental/regulatory authorities, where such approval is necessary,
       pursuant to Section 132D of the Companies Act,
       1965, to issue and allot shares in the Company,
       from time to time and upon such terms and conditions
       and for such purposes the Directors may deem
       fit and expedient in the interest of the Company,
       provided that the aggregate number of shares
       issued pursuant to this resolution does not
       exceed 10% of the issued and paid-up capital
       of the Company for the time being; [Authority
       expires at the conclusion of the next AGM of
       the Company]

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KENCANA PETROLEUM BERHAD                                                                    Agenda Number:  702163748
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4599R102
    Meeting Type:  EGM
    Meeting Date:  10-Dec-2009
          Ticker:
            ISIN:  MYL5122OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the renounceable rights issue of up               Mgmt          For                            For
       to 369,066,200 new ordinary shares of MYR 0.10
       each ['Rights Shares'], at an issue price of
       MYR 0.50 per Rights Share on the basis of (2)
       Rights Shares for every (5) existing ordinary
       shares of MYR 0.10 each, ['shares'] held in
       Kencana Petroleum at an entitlement date to
       be determined and announced later ['Proposed
       Rights Issue']

2.     Approve the bonus issue of up to 387,519,510              Mgmt          For                            For
       shares in the Company ['bonus shares'] on the
       basis of (3) bonus shares for every (10) existing
       shares [inclusive of the rights shares to be
       issued] held in Kencana Petroleum on an entitlement
       date to be determined and announced later ['Proposed
       Bonus Issue']

3.     Approve the provision of financial assistance             Mgmt          For                            For
       in the form of the securities to be provided
       by Kencana petroleum and/or its subsidiaries
       for the facility taken by Mermaid Kencana RIG
       1 Pte Ltd ['MKR1'], an associate of Kencana
       Petroleum ['proposed provision of financial
       assistance']

4.     Approve the new shareholders' mandate for a               Mgmt          For                            For
       new recurrent related party transaction of
       a revenue or trading nature ['proposed Shareholders'
       Mandate']




--------------------------------------------------------------------------------------------------------------------------
 KENYA AIRWAYS LTD                                                                           Agenda Number:  702095767
--------------------------------------------------------------------------------------------------------------------------
        Security:  V5336U103
    Meeting Type:  AGM
    Meeting Date:  25-Sep-2009
          Ticker:
            ISIN:  KE0000000307
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to table the proxies and note the presence        Mgmt          For                            For
       of a quorum

2.     Receive the notice convening the meeting                  Mgmt          For                            For

3.     Approve and adopt the balance sheet and accounts          Mgmt          For                            For
       for the YE 31 MAR 2009 together with the Director's
       and Auditors' reports thereon

4.     Declare a final dividend of KES 1.00 per share            Mgmt          For                            For
       for the FYE 31 MAR 2009 payable to shareholders
       on the register of member at close of business
       on Friday 25 SEP 2009 and the closure of the
       register of members on Monday 28 SEP 2009 for
       1 day only to determine the entitlement to
       the dividend

5.A    Re-elect Mr. Evanson Mwaniki as a Director,               Mgmt          For                            For
       who retires by rotation in accordance with
       Article 84 of the Company's Articles of Association

5.B    Re-elect Mr. Denis Afande as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with Article
       84 of the Company's Articles of Association

5.C    Re-elect Mr. Alex Wainaina Mbugua as a Director,          Mgmt          For                            For
       who retires in accordance with Article 90 of
       the Company's Articles of Association

6.     Approve the Directors remuneration                        Mgmt          For                            For

7.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors Deloitte

S.8    Amend the Articles 142 and 143 of the Articles            Mgmt          For                            For
       of the Association as specified




--------------------------------------------------------------------------------------------------------------------------
 KENYA COMMERCIAL BANK, KENYA                                                                Agenda Number:  702388984
--------------------------------------------------------------------------------------------------------------------------
        Security:  V5337U128
    Meeting Type:  AGM
    Meeting Date:  07-May-2010
          Ticker:
            ISIN:  KE0000000315
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the notice convening the meeting and              Mgmt          For                            For
       determine if a quorum is present

2.a    Receive the report of the Auditors and consolidated       Mgmt          For                            For
       financial statements for  the YE 31 DEC 2009

2.b    Receive the report of the Directors and consolidated      Mgmt          For                            For
       financial statements for the YE 31 DEC 2009
       together with the Auditor's report thereon

2.c    Declare a dividend and approve the closure of             Mgmt          For                            For
       the register of Members on 11   MAY 2010

2.d.1  Re-elect Mr. Peter Wanyaga Muthoka as the Directors       Mgmt          For                            For
       of the Company, who       retires by rotation
       from office in accordance with the Article
       94 of the      Company's Articles of Association

2.d.2  Re-elect Prof. Peter Kiko Kimuyu as the Directors         Mgmt          For                            For
       of the Company, who retires by rotation from
       office in accordance with the Article 94 of
       the Company's    Articles of Association

2.d.3  Re-elect Mrs. Susan Nkirote Omanga as the Directors       Mgmt          For                            For
       of the Company, who       retires by rotation
       from office in accordance with the Article
       94 of the      Company's Articles of Association

2.e    Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

2.f    Re-appoint Messrs Ernst & Young, certified public         Mgmt          For                            For
       Accountants as the Auditors of the Company
       until conclusion of the next AGM

2.g    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

3.a    Approve to increase the authorized share capital          Mgmt          Against                        Against
       of the Company from Kenya    Shillings  KES
       2,400,000,000  divided into   2,400,000,000
       ordinary shares   of Kenya shillings one
       KES.1  each to Kenya shillings  KES 3,500,000,000
       by creation of one billion one hundred million
       new ordinary shares of Kenya      shillings
       one  KES.1  each raniking pari passu in all
       respects with the       existing ordinary shares
       in the capital of the Company

3.b    Authorize the Directors, subject to the passing           Mgmt          Against                        Against
       of resolution 3(a) above, and directed that
       up to one billion one hundred million ordinary
       shares of Kenya  shillings one  KES.1  each
       in the capital of the Company increased pursuant
       to the resolution numbered 3(a), including
       but not limited to the approval of the capital
       markets authority, at a premium to be determined
       by the           Directors, to and among the
       holders of the issued ordinary shares in Kenya
       shillings one  KES.1  each in the capital
       of the Company registered at the    close of
       business CONTD...

CONTD  ...CONTD on such a date as shall be determined            Non-Voting    No vote
       by the Directors and notified  to the Members
       through the press, in proportion to their respective
       holdings  in the issued share capital of the
       Company subject to the Articles of
       Association of the Company upon such terms
       as the Directors shall think fit,  to do and
       effect all acts and things required to give
       effect to the           resolution and to deal
       with fractions in such manner as they think
       subject to the Articles of Association of the
       Company

4      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KENYA ELECTRICITY GENERATING COMPANY, KENYA                                                 Agenda Number:  702159333
--------------------------------------------------------------------------------------------------------------------------
        Security:  V5010D104
    Meeting Type:  AGM
    Meeting Date:  10-Dec-2009
          Ticker:
            ISIN:  KE0000000547
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to table the proxies and note the presence        Mgmt          For                            For
       of a quorum

2.     Approve to read the notice convening the meeting          Mgmt          For                            For

3.     Approve and adopt the Company's audited financial         Mgmt          For                            For
       statements for the YE 30 JUN 2009, together
       with the Chairman's, Directors' and the Auditors'
       reports thereon

4.     Approve the payment of a final dividend of 20%            Mgmt          For                            For
       or KShs 0.50 per ordinary share of KShs 2.50,
       subject to withholding tax where applicable,
       in respect of the FYE 30 JUN 2009

5.I    Re-elect Ms. Sarah Wainaina as a Director of              Mgmt          For                            For
       the Company, who retires by rotation under
       Article 104 of Company's Articles of Association

5.II   Re-elect Mr. Hedrick Omanwa as a Director of              Mgmt          For                            For
       the Company, who retires by rotation under
       Article 104 of the Company's Articles of Association

5.III  Re-elect Mr. Henry M'Narobi as a Director of              Mgmt          For                            For
       the Company, who retires by rotation under
       Article 104 of the Company's Articles of Association

6.     Approve the Directors' remuneration                       Mgmt          For                            For

7.     Acknowledge that the audit of the Company's               Mgmt          For                            For
       books of accounts will continue to be undertaken
       by the Controller and Auditor-General or an
       audit firm appointed by him in accordance with
       Section II of the State Corporations Act [as
       amended by the miscellaneous Law Amendment
       Act 2002] and Sections 14 and 39 (i) of the
       Audit Act 2003

8.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

S.9    Amend the Article 137, 141 and 143 of the Articles        Mgmt          For                            For
       of Association of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 KENYA OIL CO                                                                                Agenda Number:  702059836
--------------------------------------------------------------------------------------------------------------------------
        Security:  V5341Y116
    Meeting Type:  EGM
    Meeting Date:  14-Aug-2009
          Ticker:
            ISIN:  KE0000000323
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 601053 DUE TO CHANGE IN THE VOTING STATUS
       FOR RESOLUTION NO .1. ALL VOTES RECEIVED ON
       THE PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1.     To table the proxies and note the presence of             Non-Voting    No vote
       a quorum

S.2    Approve to change the name of the Company from            Mgmt          For                            For
       Kenya Oil Company Limited to KenolKobil Limited
       with effect from 04 JUN 2009




--------------------------------------------------------------------------------------------------------------------------
 KENYA OIL CO                                                                                Agenda Number:  702414082
--------------------------------------------------------------------------------------------------------------------------
        Security:  V5341Y116
    Meeting Type:  AGM
    Meeting Date:  20-May-2010
          Ticker:
            ISIN:  KE0000000323
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the table proxies and note presence               Mgmt          For                            For
       of a quorum

2      Approve the notice convening the meeting                  Mgmt          For                            For

3      Receive the audited financial statements for              Mgmt          For                            For
       the YE 31 DEC 2009 together with the reports
       of the Chairman and Group managing Director,
       Directors' and       Auditors'

4      Approve a first and final dividend of Kshs 3.25           Mgmt          For                            For
       per share for the YE 31 DEC   2009 payable
       on or about 11 JUN 2010 to the shareholders
       on the Register of   members at the close of
       business on Friday 21 MAY 2010 and to approve
       the     closure of register of members from
       the close of business on Friday 21 MAY    2010
       to Monday, 24 MAY 2010  both days inclusive
       for the purpose of          processing the
       dividend

5      Approve the Directors' remuneration for the               Mgmt          For                            For
       YE 31 DEC 2009

6.A    Re-election of Mr. T M Davidson as a Directors            Mgmt          For                            For
       retiring by rotation in        accordance with
       the Company's Articles of Association and the
       Capital markets Authority Guidelines on corporate
       governance practices by public listed
       companies in Kenya and, being eligible, offers
       himself for re-election

6.B    Re-election of Mr. D Oyatsi, as a Directors               Mgmt          For                            For
       retiring by rotation in           accordance
       with the Company's Articles of Association
       and the Capital markets Authority Guidelines
       on corporate governance practices by public
       listed       companies in Kenya and, being
       eligible, offers himself for re-election

7      Approve the note that Messrs PricewaterhouseCoopers       Mgmt          For                            For
       continue in office as     Auditor by virtue
       of section 159 2  of the Companies Act  chapter
       486  and to authorize the Directors to fix
       their remuneration

S.8.A  Amend the Article 124 by deleting the word 'twelve'       Mgmt          For                            For
       in the Article thereof    and inserting the
       word 'six' instead

S.8.B  Amend the Article 126 be deleted in its entirety          Mgmt          For                            For
       and replaced with the        specified new
       Article 126.a, 126.b

S.8.C  Amend the Article 134 be deleted in its entirety          Mgmt          For                            For
       and replaced with the        specified new
       Article

S.8.D  Amend the Article 137 and 139 be deleted in               Mgmt          For                            For
       its entirety and replaced with    the specified
       new Article

9      Approve the par value of each of the 150,000,000          Mgmt          Against                        Against
       ordinary shares of the       Company part of
       which had been issued and credited as fully
       paid, be and is   hereby subdivided from Kshs
       0.50 each to Kshs 0.05 each and thus the
       authorized ordinary share capital shall
       be Kshs 75,000,000 divided into       1,500,000,000
       ordinary shares of Kshs 0.05 each




--------------------------------------------------------------------------------------------------------------------------
 KENYA POWER & LIGHTING CO LTD                                                               Agenda Number:  702163609
--------------------------------------------------------------------------------------------------------------------------
        Security:  V53439101
    Meeting Type:  AGM
    Meeting Date:  18-Dec-2009
          Ticker:
            ISIN:  KE0000000349
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to read the notice convening the meeting          Mgmt          For                            For

2.     Receive the financial statements                          Mgmt          For                            For

3.     Approve the payment of final dividend                     Mgmt          For                            For

4.     Elect the Directors                                       Mgmt          For                            For

5.     Approve to pass 1 ordinary resolution                     Mgmt          For                            For

6.     Approve the payment of fees to the Non-Executive          Mgmt          For                            For
       Directors

7.     Approve the remuneration of the Auditors                  Mgmt          For                            For

8.     Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KGHM POLSKA MIEDZ S A                                                                       Agenda Number:  702162215
--------------------------------------------------------------------------------------------------------------------------
        Security:  48245W202
    Meeting Type:  EGM
    Meeting Date:  09-Dec-2009
          Ticker:
            ISIN:  US48245W2026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Elect the Chairman of the EGM                             Mgmt          For                            For

2.     Approve to accept the agenda of the EGM                   Mgmt          For                            For

3.     Approve the changes in the Statutes of KGHM               Mgmt          For                            For
       Polska Miedz Spolka Akcyjna with its registered
       head office in Lubin




--------------------------------------------------------------------------------------------------------------------------
 KGHM POLSKA MIEDZ S.A., LUBLIN                                                              Agenda Number:  702151135
--------------------------------------------------------------------------------------------------------------------------
        Security:  X45213109
    Meeting Type:  EGM
    Meeting Date:  09-Dec-2009
          Ticker:
            ISIN:  PLKGHM000017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the EGM                                        Mgmt          For                            For

2.     Elect the Chairman                                        Mgmt          For                            For

3.     Approve the statement of meeting's legal validity         Mgmt          For                            For
       and its ability to adopt resolutions

4.     Approve the agenda                                        Mgmt          For                            For

5.     Adopt the resolution on changes in Company's              Mgmt          For                            For
       Statute

6.     Closing the meeting                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KGHM POLSKA MIEDZ S.A., LUBLIN                                                              Agenda Number:  702405196
--------------------------------------------------------------------------------------------------------------------------
        Security:  X45213109
    Meeting Type:  OGM
    Meeting Date:  17-May-2010
          Ticker:
            ISIN:  PLKGHM000017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the OGM                                        Mgmt          For                            For

2.     Election of the Chairman of the OGM                       Mgmt          For                            For

3.     Approve the confirmation of the legality of               Mgmt          For                            For
       convening the OGM and its capacity to adopt
       resolutions

4.     Approve the acceptance of the agenda                      Mgmt          For                            For

5.     Approve to review the report on the Company's             Mgmt          For                            For
       activities in FY 2009 and the financial statements
       of the Company for FY 2009

6.     Approve to review the proposal of the Management          Mgmt          For                            For
       Board concerning the appropriation of Company
       profit for FY 2009

7.     Approve to review of the Supervisory Board report         Mgmt          For                            For
       on the results of its evaluation of the report
       on the Company's activities in FY 2009, the
       financial statements of the Company for FY
       2009 and the appropriation of Company profit
       for FY 2009

8.a    Approve the brief assessment of the Company's             Mgmt          For                            For
       standing, including an evaluation of the internal
       control system and the Company's significant
       risk Management system

8.b    Receive the report on the activities of the               Mgmt          For                            For
       Supervisory Board together with the evaluation
       of its work

9.a    Approve the report on the Company's activities            Mgmt          For                            For
       in FY 2009

9.b    Approve the financial statements of the Company           Mgmt          For                            For
       for FY 2009

9.c    Approve the appropriation of Company profit               Mgmt          For                            For
       for FY 2009

10.a1  Approve the performance of duties in FY 2009              Mgmt          For                            For
       of Ryszard Janeczek, Member of the Management
       Board, who fulfilled the function of Vice President
       of the Management Board of the Company during
       the period from 24 AUG 2009 to 31 DEC 2009

10.a2  Approve the performance of duties in FY 2009              Mgmt          For                            For
       of Miroslaw Krutin, Member of the Management
       Board, who fulfilled the function of President
       of the Management Board of the Company during
       the period from 01 JAN 2009 to 16 JUN 2009

10.a3  Approve the performance of duties in FY 2009              Mgmt          For                            For
       of Maciej Tybura, Member of the Management
       Board, who during the period: from 01 JAN 2009
       to 24 AUG 2009 fulfilled the function of Vice
       President of the Management Board of the Company,
       from 24 AUG 2009 to 31 DEC 2009 fulfilled the
       function of I Vice President of the Management
       Board of the Company

10.a4  Approve the performance of duties in FY 2009              Mgmt          For                            For
       of Herbert Wirth, Member of the Management
       Board, who during the period: from 01 JAN 2009
       to 16 JUN 2009 fulfilled the function of I
       Vice President of the Management Board of the
       Company, from 16 JUN 2009 to 20 JUL 2009 was
       acting President of the Management Board of
       the Company, from 20 JUL 2009 to 31 DEC 2009
       fulfilled the function of President of the
       Management Board of the Company

10.b1  Approve the performance of duties of Jozef Czyczerski     Mgmt          For                            For
       a member of the Supervisory Board of KGHM Polska
       Miedz S.A. in FY 2009 during the period in
       which he fulfilled this function from 01 JAN
       2009 to 31 DEC 2009

10.b2  Approve the performance of duties of Marcin               Mgmt          For                            For
       Dyl a member of the Supervisory Board of KGHM
       Polska Miedz S.A. in FY 2009 during the period
       in which he fulfilled this function from 01
       JAN 2009 to 31 DEC 2009

10.b3  Approve the performance of duties of Leszek               Mgmt          For                            For
       Hajdacki a member of the Supervisory Board
       of KGHM Polska Miedz S.A. in FY 2009 during
       the period in which he fulfilled this function
       from 01 JAN 2009 to 31 DEC 2009

10.b4  Approve the performance of duties of Arkadiusz            Mgmt          For                            For
       Kawecki a member of the Supervisory Board of
       KGHM Polska Miedz S.A. in FY 2009 during the
       period in which he fulfilled this function
       from 01 JAN 2009 to 31 DEC 2009

10.b5  Approve the performance of duties of Jacek Kucinski       Mgmt          For                            For
       a member of the Supervisory Board of KGHM Polska
       Miedz S.A. in FY 2009 during the period in
       which he fulfilled this function from 01 JAN
       2009 to 31 DEC 2009

10.b6  Approve the performance of duties of Ryszard              Mgmt          For                            For
       Kurek a member of the Supervisory Board of
       KGHM Polska Miedz S.A. in FY 2009 during the
       period in which he fulfilled this function
       from 01 JAN 2009 to 31 DEC 2009

10.b7  Approve the performance of duties of Marek Panfil         Mgmt          For                            For
       a member of the Supervisory Board of KGHM Polska
       Miedz S.A. in FY 2009 during the period in
       which he fulfilled this function from 01 JAN
       2009 to 31 DEC 2009

10.b8  Approve the performance of duties of Marek Trawinski      Mgmt          For                            For
       a member of the Supervisory Board of KGHM Polska
       Miedz S.A. in FY 2009 during the period in
       which he fulfilled this function from 01 JAN
       2009 to 31 DEC 2009

10.b9  Approve the performance of duties of Marzenna             Mgmt          For                            For
       Weresa a member of the Supervisory Board of
       KGHM Polska Miedz S.A. in FY 2009 during the
       period in which she fulfilled this function
       from 01 JAN 2009 to 31 DEC 2009

11.    Approve the review of the report on the activities        Mgmt          For                            For
       of the KGHM Polska Miedz S.A. Group in FY 2009
       and the consolidated financial statements of
       the KGHM Polska Miedz S.A. Group for FY 2009

12.    Approve the review of the Supervisory Board               Mgmt          For                            For
       report on the results of its evaluation of
       the report on the activities of the KGHM Polska
       Miedz S.A. Group in FY 2009 and of the consolidated
       financial statements of the KGHM Polska Miedz
       S.A. Group for FY 2009

13.a   Approve the report on the activities of the               Mgmt          For                            For
       KGHM Polska Miedz S.A. Group in FY 2009

13.b   Approve the consolidated financial statements             Mgmt          For                            For
       of the KGHM Polska Miedz S.A. Group for FY
       2009

14.    Approve the new Bylaws of the general meeting             Mgmt          For                            For
       of KGHM Polska Miedz S.A. with its registered
       head office in Lubin

15.    Adopt a resolution on changes in the composition          Mgmt          For                            For
       of the Supervisory Board of KGHM Polska Miedz
       Spolka Akcyjna with its registered head office
       in Lubin

16.    Closing of the general meeting                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KGI SECURITIES CO LTD                                                                       Agenda Number:  702038262
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y47572139
    Meeting Type:  EGM
    Meeting Date:  23-Jul-2009
          Ticker:
            ISIN:  TW0006008006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the proposal of the merger with Taishin           Mgmt          For                            For
       Securities Co., Ltd. [TW0006010002 [Delisted]]

2.     Authorize the Board of Directors proceed not              Mgmt          For                            For
       exceed 300 million shares quota to proposal
       of capitalization through issuance of common
       shares via private placement or issuance of
       common shares to participle the issuance of
       GDR [optional 1 or both of the above]




--------------------------------------------------------------------------------------------------------------------------
 KGI SECURITIES CO LTD                                                                       Agenda Number:  702452385
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y47572139
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0006008006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IF YOU WISH TO EXPRESS YOUR DISSENSION PLEASE             Non-Voting    No vote
       CONTACT YOUR CLIENT SERVICE     REPRESENTATIVE.
       THANK YOU.

A.1    The 2009 business operations and financial statements     Non-Voting    No vote

A.2    The 2009 Audited reports                                  Non-Voting    No vote

A.3    The declaration of 2009 Internal control                  Non-Voting    No vote

A.4    The status of buyback treasury stock                      Non-Voting    No vote

A.5    The status of the merger issue with Taishin               Non-Voting    No vote
       securities Company Ltd.

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; cash dividend       Mgmt          For                            For
       TWD 0.45 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.5    Approve to revise the procedures of trading               Mgmt          For                            For
       derivatives

B.6    Approve to revise the procedures of asset acquisition     Mgmt          For                            For
       or disposal

B.7    Approve to revise the procedures of realty acquisition    Mgmt          For                            For
       from the affiliated    Companies and people

B.8    Approve to revise the procedures of the merger,           Mgmt          For                            For
       split off, tender offer and   shares acquisition

B.9    Approve the capital injection by issuing new              Mgmt          Against                        Against
       shares via private placement

B.10   Other issues and extraordinary motions                    Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KIA MOTORS CORP, SEOUL                                                                      Agenda Number:  702251199
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y47601102
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7000270009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement                           Mgmt          For                            For

2      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3      Election of Directors Candidates: Jaelock Lee,            Mgmt          For                            For
       Euisun Jeong  [External]

4      Election of Auditor Committee Member: Dongseong           Mgmt          For                            For
       Jo [External]

5      Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KIATNAKIN BANK PUBLIC COMPANY LTD, PATHUM WAN                                               Agenda Number:  702309940
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y47675114
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  TH0121010019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the minutes of the AGM for 2009                   Mgmt          For                            For

2      Acknowledge the bank's activities for 2009                Mgmt          For                            For

3      Approve the financial statements for the year             Mgmt          For                            For
       ended 31 DEC 2009

4      Approve the allocation of 2009 operating profits          Mgmt          For                            For
       and payment of dividend

5      Election of the Directors in place of the Directors       Mgmt          For                            For
       who retires by rotation

6      Approve the remuneration for the Board of Directors       Mgmt          For                            For
       for 2010

7      Appoint the Auditors and approve to fix their             Mgmt          For                            For
       remuneration

8      Approve the cancellation of the issuance of               Mgmt          For                            For
       not more than 25,000,000 units of warrants
       for allotment to Directors and/or employees
       of the bank and/or its   subsidiaries  Esop
       warrants  and cancellation of the allotment
       of the         25,000,000 newly issued ordinary
       shares from capital increase, in order to
       reserve for the exercise of the right of
       the Esop warrants which were         approved
       by the resolution of the AGM of shareholders
       for 2008, but has not   been issued and offered

9      Approve the decrease of the registered capital            Mgmt          For                            For
       of the bank by cancellation of unsold registered
       shares

10     Amend the Clause 4 of the bank's Memorandum               Mgmt          For                            For
       of Association in order to        facilitate
       the decrease in registered capital of the bank

11     Approve the issuance of not more than 26,000,000          Mgmt          Against                        Against
       units of warrants for        allotment to the
       Directors and/or employees of the bank and/or
       its            subsidiaries  esop warrant

12     Approve the increase in the bank's registered             Mgmt          Against                        Against
       capital

13     Amend the Clause 4 of the bank's Memorandum               Mgmt          Against                        Against
       of Association in order to        facilitate
       the capital increase requirement

14     Approve the allotment of the bank's newly issued          Mgmt          Against                        Against
       ordinary shares

15     Other matters  if any                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KIMBERLY-CLARK DE MEXICO SAB DE CV                                                          Agenda Number:  702239078
--------------------------------------------------------------------------------------------------------------------------
        Security:  P60694117
    Meeting Type:  OGM
    Meeting Date:  25-Feb-2010
          Ticker:
            ISIN:  MXP606941179
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE              Non-Voting    No vote
       VOTING RIGHTS AT THIS MEETING. IF YOU ARE A
       MEXICAN NATIONAL AND WOULD LIKE TO SUBMIT YOUR
       VOTE ON THIS MEETING PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE. THANK YOU

I.     Presentation and, if relevant, approval of the            Non-Voting    No vote
       report from the general Director prepared in
       accordance with Article 172 of the General
       Mercantile Companies Law, accompanied by the
       opinion of the Outside Auditor, regarding the
       operations and results of the Company for the
       fiscal year that ended on 31 DEC 2009, as well
       as the opinion of the board of directors regarding
       the content of said report, presentation and,
       if relevant, approval of the report from the
       board of Directors that is referred to in Article
       172, Line B, of the General Mercantile Companies
       Law in which the main accounting and information
       policies and criteria followed in the preparation
       of the financial information of the Company
       are contained, presentation and, if relevant,
       approval of the financial statements of the
       Company to 31 DEC 2009, both individual and
       consolidated, and the allocation of results
       from the fiscal year, presentation and, if
       relevant, approval of the report regarding
       the fulfillment of the t ax obligations that
       are the responsibility of the Company, presentation
       and, if relevant, approval of the annual report
       regarding the activities carried out by the
       Audit and Corporate Practices Committee; resolutions
       in this regard

II.    Presentation and, if relevant, approval of a              Non-Voting    No vote
       proposal from the Board of Directors to pay
       a cash dividend, coming from the balance of
       the net fiscal profit account in the amount
       of MXN in 3.20 per share, to each one of the
       common, nominative, shares without par value
       in circulation from the series A and B, as
       well as to each one of the special series T
       Shares that is assigned, said dividend will
       be paid in four installments of MXN 0.80 per
       share, on 8 APR, 8 JUL, 7 OCT and 2 DEC, 2010;
       resolutions in this regard

III.   Appointment and/or ratification, of the members           Non-Voting    No vote
       of the Board of Directors, both full and alternate,
       as well as of the chairperson of the Audit
       and Corporate Practices Committee, determination
       regarding the independence of the Members of
       the Board of Directors of the Company, in accordance
       with that which is established in Article 26
       of the Securities Market Law; resolutions in
       this regard

IV.    Remuneration to the Members of the Board of               Non-Voting    No vote
       Directors and of the Separate Committees, both
       full and alternate, as well as for the secretary
       of the company; resolutions in this regard

V.     Presentation and, if relevant, approval of the            Non-Voting    No vote
       report from the Board of Directors regarding
       the policies of the Company in regard to the
       acquisition of its own shares and, if relevant,
       placement of the same, proposal to cancel up
       to 16,109,100 common, nominative shares with
       no par value, from Class I, representative
       of the fixed part of the share capital, coming
       from the share repurchase program that are
       in the Company's treasury, of which 8,158,100
       are Series A and 7,951,000 are Series B, proposal,
       and if relevant, approval of the maximum amount
       of funds that can be allocated to the purchase
       of our own shares for the 2010 fiscal year,
       proposal and, if relevant, approval of the
       amendment of Article 5 of the Corporate Bylaws
       of the Company, to reflect the corresponding
       decrease in the fixed part of the share capital;
       resolutions in this regard

VI.    Designation of delegates who will formalize               Non-Voting    No vote
       and carry out the resolutions passed by the
       Annual and EGM of shareholders.




--------------------------------------------------------------------------------------------------------------------------
 KING YUAN ELECTRONICS CO LTD                                                                Agenda Number:  702444009
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4801V107
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002449006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 Audited reports                                  Non-Voting    No vote

A.3    The status of endorsement and guarantee                   Non-Voting    No vote

A.4    The status of buyback treasury stock                      Non-Voting    No vote

A.5    The status of terminate to split the memory               Non-Voting    No vote
       testing business department to    Jing Bao
       Tech Company Ltd.

B.1    Receive the 2009 business report and financial            Mgmt          For                            For
       statements

B.2    Approve the appropriation for offsetting deficit          Mgmt          For                            For
       of year 2009

B.3    Approve the revision to the procedutes of asset           Mgmt          For                            For
       aquisition or disposal

B.4    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.5    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD CHEMICAL HOLDINGS LTD                                                             Agenda Number:  702012559
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52562140
    Meeting Type:  EGM
    Meeting Date:  13-Jul-2009
          Ticker:
            ISIN:  KYG525621408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR BELOW RESOLUTION.
       THANK YOU.

1.     Approve the allotment and issuance of an aggregate        Mgmt          For                            For
       of up to 940,750 new shares of nominal value
       of HKD 0.10 each in the issued share capital
       of Kingboard Chemical Holdings Limited to [i]
       Messrs. Cheung Kwok Wing, Mok Cham Hung, Chadwick,
       Chan Wing Kwan and Chang Wing Yiu, all being
       the Directors of Kingboard Chemical Holdings
       Limited and the Directors of Elec & Eltek International
       Company Limited, [ii] Mr. Cheung Kwok Wa, being
       the brother to Mr. Cheung Kwok Wing and a Director
       of Kingboard Laminates Holdings Limited, and
       [iii] Messrs. Li Muk Kam, Chan Sai Kit, Philip,
       Clement Sun, Heng Nguan Leng, Claudia, Li Chiu
       Cheuk, Wong Yu Hong, Philip and Lai Chong Tuck,
       Larry, all being directors of Elec & Eltek
       International Company Limited ["Connected Share
       Transaction"]; and authorize any 1 or more
       of the Directors of the Company to do, approve
       and transact all such acts and things as he/she/they
       may in his/her/their discretion consider necessary,
       desirable or expedient to carry out or give
       effect to or otherwise in connection with the
       connected share transaction




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD CHEMICAL HOLDINGS LTD                                                             Agenda Number:  702310121
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52562140
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  KYG525621408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST"    FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive the audited financial statements and              Mgmt          For                            For
       the Directors' report and the    Independent
       Auditor's report thereon for the YE 31 DEC
       2009

2      Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Cheung Kwong Kwan as an Executive            Mgmt          For                            For
       Director of the Company

3.B    Re-elect Mr. Chang Wing Yiu as an Executive               Mgmt          For                            For
       Director of the Company

3.C    Re-elect  Mr. Ho Yin Sang as an Executive Director        Mgmt          For                            For
       of the Company

3.D    Re-elect  Mr. Mok Cham Hung, Chadwick as an               Mgmt          For                            For
       Executive Director of the Company

3.E    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors          remuneration

4      Re-appoint the Auditor and authorize the Board            Mgmt          For                            For
       of Directors to fix their      remuneration

5.A    Authorize the Directors of the Company  Directors         Mgmt          Against                        Against
       , subject to this           resolution to allot,
       issue and deal with additional shares of the
       Company     Shares  or securities convertible
       into Shares, or options, warrants or
       similar rights to subscribe for any Shares,
       and to make or grant offers,      agreements
       and options which might require the exercise
       of such power be and  is hereby generally and
       unconditionally during and after the end of
       the       relevant period, not exceeding 20%
       of the aggregate nominal amount of the
       issued share capital of the Company otherwise
       than pursuant to: i) a Rights   Issue; ii)
       the exercise of rights of subscription or conversion
       under the     terms of any warrants issued
       by the Company or any securities which are
       convertible into Shares; iii) the exercise
       of any option scheme or similar    arrangement;
       or iv) any .CONTD..

-      CONTD.. scrip dividend or similar arrangement             Non-Voting    No vote
       providing for the allotment of  Shares in lieu
       of the whole or part of a dividend on Shares
       in accordance     with the Articles of Association
       of the Company ;  Authority expires the
       earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by any        applicable laws or the
       Articles of Association of the Company to be
       held

5.B    Authorize the Directors of the Company  "Directors"       Mgmt          Against                        Against
       during the relevant      period to repurchase
       shares of the Company  "Shares"  or securities
       convertible into Shares on The Stock
       Exchange of Hong Kong Limited  "Stock    Exchange"
       or on any other stock exchange on which the
       securities of the      Company may be listed
       and recognized for this purpose by the Securities
       and   Futures Commission of Hong Kong and the
       Stock Exchange under the Hong Kong    Code
       on share repurchases and, subject to and in
       accordance with all          applicable laws
       and regulations, the aggregate nominal amount
       of the          securities which may be repurchased
       by the Company pursuant to this           Resolution
       during the relevant period shall not exceed
       10% of the aggregate   nominal amount of the
       share capital of the Company in issue at the
       date of    the passing ..CONTD.

-      CONTD.. of this Resolution and the approval               Non-Voting    No vote
       granted under this Resolution     shall be
       limited accordingly;  Authority expires the
       earlier of the           conclusion of the
       next AGM of the Company or the expiration of
       the period     within which the next AGM of
       the Company is required by any applicable laws
       or the Articles of Association of the Company
       to be held

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5A and 5B as specified,  the general mandate
       granted to the Directors of the Company to
       allot, issue   or otherwise deal with shares
       of the Company pursuant to Resolution 5A above
       be extended by the addition to the aggregate
       nominal amount of the shares of  the Company
       of an amount representing the aggregate nominal
       amount of the     share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 5B above,
       provided that such amount shall not  exceed
       10% of the aggregate nominal amount of the
       share capital of the        Company in issue
       at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD CHEMICAL HOLDINGS LTD, GEORGE TOWN                                                Agenda Number:  702456181
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52562140
    Meeting Type:  EGM
    Meeting Date:  21-Jun-2010
          Ticker:
            ISIN:  KYG525621408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Approve the continuing connected transaction              Mgmt          For                            For
       contemplated by the Drill Bits   Agreement
       and the Proposed Annual Caps  such terms shall
       have the meaning as  defined in the circular
       to the shareholders of the Company dated 27
       MAY 2010  and authorize any Director of the
       Company to do, approve and transact all
       such acts and things as they may in their
       discretion consider necessary or    desirable
       in connection therewith




--------------------------------------------------------------------------------------------------------------------------
 KINSTEEL BHD                                                                                Agenda Number:  702445227
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4804M104
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  MYL5060OO008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the statutory financial statements for            Mgmt          For                            For
       the FYE 31 DEC 2009 together with the reports
       of the Directors and Auditors thereon

2      Approve the payment of the Directors' fees for            Mgmt          For                            For
       the FYE 31 DEC 2009

3      Re-elect Tan Sri Dato' Pheng Yin Huah as a Director       Mgmt          For                            For
       who retire pursuant to Article 83 of the Company's
       Articles of Association

4      Re-elect Dato' Hong Thian Hock as a Director              Mgmt          For                            For
       who retire pursuant to Article 83 of the Company's
       Articles of Association

5      Re-elect Dato' Abu Talib bin Mohamed as a Director        Mgmt          For                            For
       who retire pursuant to Article 83 of the Company's
       Articles of Association

6      Re-elect Dato' Md Sharif bin Shamsuddin as a              Mgmt          For                            For
       Director who retire pursuant to Article 83
       of the Company's Articles of Association

7      Re-elect Tan Sri Abu Sahid bin Mohamed as a               Mgmt          For                            For
       Director who retire pursuant to Article 83
       of the Company's Articles of Association

8      Re-elect Dato' Siew Mun Chuang as a Director              Mgmt          For                            For
       who retire pursuant to Article 90 of the Company's
       Articles of Association

9      Re-elect Amro F F A H Alkhadhra as a Director             Mgmt          For                            For
       who retire pursuant to Article 90 of the Company's
       Articles of Association

10     Approve the payment of a final dividend of 1              Mgmt          For                            For
       sen per ordinary share tax exempt for the YE
       31 DEC 2009

11     Re-appoint Messrs Ernst & Young as Auditors               Mgmt          For                            For
       of the Company and to authorize the Directors
       to fix their remuneration

12     Authorize the Directors, subject to the Companies         Mgmt          Against                        Against
       Act, 1965, the Articles of Association of the
       Company and the approvals from Bursa Malaysia
       Securities Berhad and other relevant government/regulatory authorities, where such approval is necessary,
       pursuant to Section 132D of the Companies Act,
       1965 to issue new ordinary shares of MYR 0.20
       each in the Company, from time to time and
       upon such terms and conditions and for such
       purposes and to such persons whomsoever the
       Directors may, in their absolute discretion
       deem fit and expedient in the interest of the
       Company, provided that the aggregate number
       of shares issued pursuant to this resolution
       does not exceed 10% of the issued and paid-up
       share capital for the time being of the Company
       and that such authority shall continue in force
       until the conclusion of the next AGM of the
       Company

S.1    Amend the existing Article 148 of the Company's           Mgmt          For                            For
       Articles of Association be deleted in its entirety
       and substituted therefore with the specified
       new Article 148

0      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KINSTEEL BHD                                                                                Agenda Number:  702445772
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4804M104
    Meeting Type:  EGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  MYL5060OO008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Authorize the Company and its subsidiaries to             Mgmt          For                            For
       enter into recurrent related    party transactions
       of a revenue or trading nature with the related
       parties    (Recurrent Related Party Transactions)
       as specified in Sections 2.1.1 and     2.1.2
       of the Circular to Shareholders dated 24 May
       2010 (the Circular),       subject further
       to the following: i) the Recurrent Related
       Party Transactions are entered into in the
       ordinary course of business on terms not more
       favorable to the related parties than
       those generally available to the        public,
       and the Recurrent Related Party Transactions
       are undertaken on arms'  length basis and are
       not to the detriment of the minority shareholders
       of the Company; ii) the disclosure is made
       in the annual report of the breakdown of  the
       aggregate value of the Recurrent Related Party
       Transactions CONTD.

CONT   CONTD. conducted pursuant to the shareholders'            Non-Voting    No vote
       mandate during the financial   year, amongst
       others, based on the following information:
       a) the type of      Recurrent Related Party
       Transactions made; and b) the names of the
       related    parties involved in each type of
       the Recurrent Related Party Transaction made
       and their relationship with the Company; iii)
       the shareholders' mandate is    subject to
       annual renewal and this shareholders' mandate
       shall only continue  to be in full force until:
       a) the conclusion of the next AGM of the Company
       following the general meeting at which this
       shareholders' mandate will lapse, unless by
       a resolution passed at the next AGM, such authority
       is renewed; b)  the expiration of the period
       within which the next AGM after the date is
       required to be held pursuant to Section
       143(1) of the Companies Act, 1965     (Act)
       (but shall not extend to such extension as
       may be allowed CONTD.

CONT   CONTD. pursuant to Section 143(2) of the Act);            Non-Voting    No vote
       and authorize the Directors of the Company
       and/or any one of them to complete and do all
       such acts and       things as they consider
       necessary or expedient in the best interest
       of the    Company, including executing all
       such documents as may be required or
       necessary and with full powers to assent
       to any modifications, variations     and/or
       amendments as the Directors of the Company
       in their discretion deem    fit and expedient
       to give effect to the Recurrent Related Party
       Transactions  contemplated and/or authorized
       by this Ordinary Resolution; and as the
       estimates given for the Recurrent Related
       Party Transactions specified in     Sections
       2.1.1 and 2.1.2 of the Circular being provisional
       in nature,         authorize the Directors
       of the Company and/or any one of them to agree
       to the actual amount or amounts thereof provided
       always that such amount or amounts  comply
       with the procedures set out in Section 2.1.5
       of the

2      Authorize the Directors of the Company, subject           Mgmt          For                            For
       always to compliance with the Companies Act,
       1965 (Act), the Articles of Association of
       the Company, the    Main Market Listing Requirements
       of Bursa Malaysia Securities Berhad (Bursa
       Securities) or any other regulatory authorities
       and all other applicable      rules, regulations,
       guidelines or approval for the time being in
       force or as  may be amended from time to time,
       to make purchases of ordinary shares of MYR
       0.20 each in the Company's issued and paid-up
       ordinary share capital as may   be determined
       by the Directors of the Company from time to
       time through Bursa Securities upon such terms
       and conditions as the Directors of the Company
       may deem fit, necessary and expedient in the
       interest of the Company, provided    that:
       i) the aggregate number of ordinary shares
       which may be purchased       and/or held by
       the Company as treasury shares shall not exceed
       10% of the     total issued and paid-up ordinary
       share

CONT   CONTD. point in time of the said purchase(s);             Non-Voting    No vote
       ii) the maximum funds to be     allocated by
       the Company for the purpose of purchasing its
       shares shall not   exceed the total retained
       earnings and/or share premium of the Company
       at the time of the said purchase(s); and (iii)
       the authority conferred by this       resolution
       shall commence immediately upon the passing
       of this ordinary       resolution and shall
       continue to be in force until: (a) the conclusion
       of the next AGM of the Company following the
       general meeting at which such           resolution
       was passed at which time it shall lapse unless
       by ordinary         resolution passed at that
       meeting, the authority is renewed, either
       unconditionally or subject to conditions;
       (b) the expiration of the period    within
       which the next AGM after that date is required
       by law to be held;      whichever is the earlier;
       CONTD.

CONT   CONTD. authorize the Directors upon completion            Non-Voting    No vote
       of the purchase by the Company of its own shares,
       the Directors of the Company to deal with the
       shares       purchased in their absolute discretion
       in the following manner: i) cancel all the
       shares so purchased; or (ii) retain the shares
       so purchased in treasury   for distribution
       as dividends to the shareholders of the Company
       or resell on the market of Bursa Securities
       in accordance with the relevant rules of Bursa
       Securities; or (iii) retain part thereof as
       treasury shares and cancel the    remainder,
       and in any other manner as prescribed by the
       Act, rules and        regulations made pursuant
       to the Act and the Main Market Listing Requirements
       of Bursa Securities and any other relevant
       authorities for the time being in  force; and
       CONTD.

CONT   CONTD. authorize the Directors of the Company             Non-Voting    No vote
       and/or any one of them to       complete and
       do all such acts and things as they may consider
       necessary or    expedient in the best interest
       of the Company, including executing all such
       documents as may be required or necessary
       and with full powers to assent to   any modifications,
       variations and/or amendments as the Directors
       of the       Company in their discretion deem
       fit and expedient to give effect to the
       aforesaid purchase(s) contemplated and/or
       authorized by this Ordinary         Resolution




--------------------------------------------------------------------------------------------------------------------------
 KINSUS INTERCONNECT TECHNOLOGY CORP                                                         Agenda Number:  702454149
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4804T109
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0003189007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution proposed             Mgmt          For                            For
       cash dividend: TWD 2.3 per share

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve the revision to the procedures of asset           Mgmt          For                            For
       acquisition or disposal

B.5    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.6    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.7    Election of  Wu, Hui-Huang  [ID NO: P100014516]           Mgmt          For                            For
       as a Director

B.8    Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from participation in competitive
       business

B.9    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KIWOOM SECURITIES CO LTD, SEOUL                                                             Agenda Number:  702433056
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4801C109
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  KR7039490008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement                           Mgmt          For                            For

2      Approve the partial amendment  to Articles of             Mgmt          For                            For
       Incorporation

3      Election of 1 Executive Director and 4 Outside            Mgmt          For                            For
       Directors

4      Election of Audit Committee Members: 1 Executive          Mgmt          For                            For
       Auditor, 2 outside Directors

5      Approve the limit of remuneration  for Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KLABIN SA, SAO PAULO                                                                        Agenda Number:  702334094
--------------------------------------------------------------------------------------------------------------------------
        Security:  P60933101
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2010
          Ticker:
            ISIN:  BRKLBNACNPR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEMS 3 AND 5 ONLY.   THANK YOU.

-      PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NAMES. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Receive the administrators accounts to examine,           Non-Voting    No vote
       discuss and vote on the       administrations
       report, the financial statements and the accounting
       statements accompanied by the Independent
       Auditors report and the Finance     Committee,
       regarding the FY ending on 31 DEC 2009, well
       as the opinion of the Board of Directors

2      To decide regarding the allocation of the net             Non-Voting    No vote
       profit and the distribution of  the dividends

3      Election of Armando Klabin, Celso Lafer, Daniel           Mgmt          For                            For
       Miguel Klabin, Israel Klabin, Lilia Klabin
       Lveine, Miguel Lafer, Paulo Sergio Coutinho
       Galvao Filho, Pedro Franco Piva, Roberto Luiz
       Leme Klabin, Vera Lafer as the Members of the
       Board of Directors

4      To set the Directors remuneration                         Non-Voting    No vote

5      Elect the members the Finance Committee including         Mgmt          For                            For
       the representative of the




--------------------------------------------------------------------------------------------------------------------------
 KNM GROUP BHD                                                                               Agenda Number:  702483962
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4810F101
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  MYL7164OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

0      Receive the Audited Financial Statements of               Non-Voting    No vote
       the Company for the FYE 31 DEC    2009 and
       the reports of the Directors and the Auditors

1      Re-elect Ir Lee Swee Eng as a Director, who               Mgmt          For                            For
       retires pursuant to Article 127   of the Company's
       Articles of Association

2      Re-elect Lim Yu Tey as a Director, who retires            Mgmt          For                            For
       pursuant to Article 127 of the Company's Articles
       of Association

3      Approve the Directors' fees of MYR 713,750 for            Mgmt          For                            For
       the FYE 31 DEC 2009

4      Re-appoint Messrs KPMG as the Auditors of the             Mgmt          For                            For
       Company and authorize the       Directors to
       fix their remuneration

5      Authorize the Directors, subject to the Companies         Mgmt          Against                        Against
       Act 1965 and the Articles   of Association
       of the Company, pursuant to Section 132D of
       the Companies Act  1965, to allot and issue
       shares in the Company at any time and upon
       such      terms and conditions and for such
       purposes as the Directors may, in their
       absolute discretion deem fit, provided that
       the aggregate number of shares to be issued
       does not exceed 10% of the issued and paid-up
       share capital of the  Company for the time
       being and to obtain the approval for the listing
       of and  quotation for the additional shares
       so issued on Bursa Malaysia Securities    Berhad;
       and  Authority expires at the conclusion of
       the next AGM of the       Company

6      Authorize the Company, subject to the Company's           Mgmt          For                            For
       compliance with all the       applicable rules,
       regulations, orders and guidelines made pursuant
       to the     Companies Act 1965 (the Act), the
       Company's Memorandum and Articles of
       Association and Bursa Malaysia Securities
       Berhad (Bursa Securities) Main      Market
       Listing Requirements (Listing Requirements),
       to purchase at any time   such amount of ordinary
       shares of MYR 0.25 each in the Company as may
       be      determined by the Directors of the
       Company from time to time through Bursa
       Securities upon such terms and conditions as
       the Directors in their absolute  discretion
       deem fit and expedient in the interest of the
       Company (Proposed    Share Buy-Back Mandate)
       provided that: i) the aggregate number of ordinary
       shares which may be purchased and/or held
       CONTD.

CONT   CONTD. as treasury shares by the Company at               Non-Voting    No vote
       any point of time pursuant to the Proposed
       Share Buy-Back Mandate shall not exceed 10%
       of the total issued and  paid-up share capital
       of the Company; ii) the amount of funds to
       be allocated by the Company pursuant to the
       Proposed Share Buy-Back Mandate shall not
       exceed the retained earnings and/or share
       premium of the Company as at 31 DEC 2009; and
       iii) the shares so purchased by the Company
       pursuant to the         Proposed Share Buy-Back
       Mandate may at the discretion of the Directors
       be: a) retained as treasury shares; and/or
       b) cancelled; and/or c) resold on the     market
       of Bursa Securities in accordance to the Listing
       Requirements; and/or  d) distributed as dividends
       to the shareholders; CONTD.

CONT   CONTD. and /or e) in any other manner as prescribed       Non-Voting    No vote
       by the Act, rules,        regulations and orders
       made pursuant to the Act and the Listing Requirements
       and any other relevant authority for the time
       being in force;  Authority      expires the
       earlier of the conclusion of the next AGM of
       the Company, or the  expiration of the period
       within which the next AGM is required to be
       held     pursuant to section 143(1) of the
       Act (but must not extend to such extensions
       as may be allowed pursuant to section 143(2)
       of the Act) ; and authorize the  Directors
       of the Company to complete and do all such
       acts and things as they  may consider expedient
       or necessary to implement and give effect to
       the       Proposed Share Buy-Back Mandate

7      Authorize the Company and/or its subsidiaries             Mgmt          For                            For
       (KNM Group) to enter into all   arrangements
       and/or transactions involving the interests
       of Directors, major  shareholders or persons
       connected with the Directors and/or major
       shareholders of KNM Group (Related
       Parties) as specified provided that such
       arrangements and/or transactions are: i) recurrent
       transactions of a revenue  or trading nature;
       ii) necessary for the day-to-day operations;
       iii) carried  out in the ordinary course of
       business on normal commercial terms which are
       not more favorable to Related Parties than
       those generally available to the   public;
       and iv) are not to the detriment of minority
       shareholders, (Proposed  Recurrent RPT Mandate);
       CONTD.

CONT   CONTD.  Authority expires the earlier of the              Non-Voting    No vote
       conclusion of the next AGM of    the Company,
       or the expiration of the period within which
       the next AGM is     required to be held pursuant
       to section 143(1) of the Companies Act 1965
       (the Act)(but must not extend to such extensions
       as may be allowed pursuant to     section 143(2)
       of the Act) ; and authorize the Directors of
       the Company to    complete and to do all such
       acts and things (including executing all such
       documents as may be required) as they may
       consider expedient or necessary to  give effect
       to the Proposed Recurrent RPT Mandate

S.1    Approve the alterations, modifications or additions       Mgmt          For                            For
       to the Articles of        Association of the
       Company as specified

0      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KOC HLDG                                                                                    Agenda Number:  702315272
--------------------------------------------------------------------------------------------------------------------------
        Security:  M63751107
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  TRAKCHOL91Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and forming the presidency of Board               Mgmt          No Action

2      Receive the reports of Board Members, Auditors            Mgmt          No Action
       and the independent audit      firm; approve
       the financial statements

3      Approve the amendments of Board Members                   Mgmt          No Action

4      Approve that release of Board Members and Auditors        Mgmt          No Action

5      Approve to take a decision for amendments on              Mgmt          No Action
       items 4, 7, 8, 32 and temporary  item

6      Approve to inform the shareholders about dividend         Mgmt          No Action
       distribution policy

7      Approve the dividend distribution and its pay             Mgmt          No Action
       date

8      Approve to inform the shareholders about information      Mgmt          No Action
       policy

9      Approve to inform the shareholders about given            Mgmt          No Action
       collaterals, mortgages, pawns  and pledges

10     Approve the independent audit firm                        Mgmt          No Action

11     Approve to determine the numbers and terms of             Mgmt          No Action
       office of Board Members and     their election

12     Approve to determine the numbers of Auditors              Mgmt          No Action
       and their election

13     Approve to determine the wages of Board Members           Mgmt          No Action
       and Auditors

14     Approve to inform the shareholders about donations        Mgmt          No Action

15     Approve to permit the Board Members as per items          Mgmt          No Action
       334 and 335 of Turkish       Commercial Code

16     Authorize the Board Members to sign the Minutes           Mgmt          No Action
       of meeting

17     Wishes                                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 KOMERCNI BANKA A S                                                                          Agenda Number:  702306754
--------------------------------------------------------------------------------------------------------------------------
        Security:  X45471111
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  CZ0008019106
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Opening                                                   Mgmt          For                            For

2      Approve the rules of order and of voting of               Mgmt          For                            For
       the general meeting, election of  general meeting
       Chairman, minutes clerk, minutes verifiers
       and scrutineers

3      Approve the Board of Directors report on the              Mgmt          For                            For
       banks business activities and on the state
       of its assets and liabilities for part the
       year 2009 semicolon      discussion over the
       explanatory report on matters under s. 118(5)(a)(k)
       of    Act no. 256/2004 SB the Act to regulate
       business undertaking in the capital   market
       as amended

4      Approve the regular financial statements with             Mgmt          For                            For
       the proposal for the            distribution
       of profit for the year 2009 and about the consolidated
       financial statements for the year 2009

5      Approve the Supervisory Boards position on the            Mgmt          For                            For
       regular financial statements   for the year
       2009 on the proposal for the distribution of
       profit for the year 2009 and on the consolidated
       financial statements for the year 2009 semicolon
       Supervisory Boards report on the results of
       its Supervisory activity          semicolon
       and Supervisory Board position on the Board
       of Directors report on  relations among related
       entities in accordance wit h s. 66a (9) of
       Act no.    513/1991 SB the commercial code
       as amended   hereinafter called the
       commercial code

6      Receive the Audit Committees report on the results        Mgmt          For                            For
       of its activity

7      Approve the regular financial statements for              Mgmt          For                            For
       the year 2009

8      Approve the decision on the distribution of               Mgmt          For                            For
       profit for the year 2009

9      Approve the consolidated financial statements             Mgmt          For                            For
       for the year 2009

10     Approve the decision on the compensation of               Mgmt          For                            For
       the Members of the banks Board of Directors

11     Approve the decision on the acquisition of the            Mgmt          For                            For
       banks treasury stock

12     Amend the Articles of Association                         Mgmt          For                            For

13     Appointment of a statutory Auditor to make the            Mgmt          For                            For
       statutory audit

14     Closing                                                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KONCAR-ELEKTROINDUSTRIJA D.D., ZAGREB                                                       Agenda Number:  702417280
--------------------------------------------------------------------------------------------------------------------------
        Security:  X4547W105
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  HRKOEIRA0009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the AGM opening and identification of             Mgmt          For                            For
       shareholders and their          attorneys

2      Approve the Management Board report on Company's          Mgmt          For                            For
       position in 2009

3      Approve the Supervisory Board report on conducted         Mgmt          For                            For
       supervision in 2009

4      Approve the information on financial reports              Mgmt          For                            For
       for 2009 of the Company and      consolidated
       annual reports for the group for 2009 with
       the Auditor's report

5      Approve the decision on use of profit                     Mgmt          For                            For

6.a    Approve the decision on release of the Management         Mgmt          For                            For
       Board Members for 2009

6.b    Approve the decision on release of the Supervisory        Mgmt          For                            For
       Board Members for 2009

7      Approve the decision on appointment of the Company's      Mgmt          For                            For
       Auditor for 2010

8      Approve the decision on listing on the official           Mgmt          For                            For
       market

9      Approve the decision on remuneration to the               Mgmt          For                            For
       Supervisory Board

CMMT   PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 16 JUN 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KOOR INDUSTRIES LTD, ROSH HAAYIN                                                            Agenda Number:  702159446
--------------------------------------------------------------------------------------------------------------------------
        Security:  M6384K112
    Meeting Type:  EGM
    Meeting Date:  21-Dec-2009
          Ticker:
            ISIN:  IL0006490127
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the transaction with Rock Real Estate             Mgmt          For                            Split
       Partners Ltd., by which Rock Real will promote
       and propose to Koor Real Estate purchase outside
       of Israel, will assist the Company in negotiations
       and in receipt of finance and will accompany
       each project until completion and will assist
       in finding sale opportunities; in consideration
       Koor will pay Real Rock 12% of the ensuing
       profit, up to the time of sale of any project,
       after Koor has recouped its investment plus
       2% annual interest out of the income, Koor
       will pay Real Rock 12% of the profit from income
       [payments out of income will be deducted from
       the amount due to Real Rock on sale]




--------------------------------------------------------------------------------------------------------------------------
 KOOR INDUSTRIES LTD, ROSH HAAYIN                                                            Agenda Number:  702524047
--------------------------------------------------------------------------------------------------------------------------
        Security:  M6384K112
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  IL0006490127
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Presentation of the financial statements and              Non-Voting    No vote
       Directors' report for 2009

2      Re-appoint Accountant-Auditors for the year               Mgmt
       2010 and receipt of a report as their fees
       in 2009

3      Appointment of Lior Hannes who was co-opted               Mgmt
       onto the Board in March 2010

4      Approve the bonus in the amount of ILS 900,000            Mgmt
       for the Director Rafi Bisker in respect of
       his contribution to the transaction for the
       purchase of the HQ building of HSBC in New
       York jointly with party [the bonus will be
       paid in equal shares by the Company and the
       third party]




--------------------------------------------------------------------------------------------------------------------------
 KOPEX S.A., KATOWICE                                                                        Agenda Number:  702199274
--------------------------------------------------------------------------------------------------------------------------
        Security:  X4104C104
    Meeting Type:  EGM
    Meeting Date:  17-Feb-2010
          Ticker:
            ISIN:  PLKOPEX00018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1.     Opening of the EGM of shareholders and elect              Mgmt          For                            For
       the Chairman of the meeting

2.     Approve to confirm that the EGM of shareholders           Mgmt          For                            For
       was convened properly and is  able to adopt
       resolutions

3.     Approve the agenda                                        Mgmt          For                            For

4.     Approve the changes of the Company Statute                Mgmt          For                            For

5.     Approve to establish a consolidated text of               Mgmt          For                            For
       the Company's Statute

6.     Closing of the general meeting                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KOPEX S.A., KATOWICE                                                                        Agenda Number:  702464481
--------------------------------------------------------------------------------------------------------------------------
        Security:  X4104C104
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  PLKOPEX00018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the meeting and election of Chairman           Mgmt          For                            For
       of the meeting

2      Approve the validation of convening the AGM               Mgmt          For                            For
       and its ability to make binding   resolutions

3      Adopt the agenda                                          Mgmt          For                            For

4      Approve the Management Boards report on the               Mgmt          For                            For
       activity of the Company and of    the financial
       statement for 2009 and also approve the changes
       in reserve      capital in connection with
       an adjustment of the valuation and liquidation
       of  fixed income

5      Approve the Management Boards report on the               Mgmt          For                            For
       activity of the capital group and the financial
       statement of the capital group for 2009

6      Approve the allocation of profits for 2009                Mgmt          For                            For

7.a    Approve the vote of acceptance to the Management          Mgmt          For                            For
       Board

7.b    Approve the vote of acceptance to the Supervisory         Mgmt          For                            For
       Board

8      Approve the remuneration policy of the Supervisory        Mgmt          For                            For
       Board

9      Approve the changes in the GMS regulations and            Mgmt          For                            For
       on establishment of the        uniform text
       of the regulations

10     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KOREA ELECTRIC POWER CORP, SEOUL                                                            Agenda Number:  702076767
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y48406105
    Meeting Type:  EGM
    Meeting Date:  10-Sep-2009
          Ticker:
            ISIN:  KR7015760002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF ''ABSTAIN''      Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT ''ABSTAIN'' AS A VALID VOTE OPTION.

1.     Elect Permanent [Standing] Director: re-appoint           Mgmt          For                            For
       Kim, Moon-Duck as a Standing Director

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KOREA ELECTRIC POWER CORP, SEOUL                                                            Agenda Number:  702250197
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y48406105
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7015760002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement                           Mgmt          For                            For

2      Approve the limit of remuneration for the Directors       Mgmt          For                            For

3      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation




--------------------------------------------------------------------------------------------------------------------------
 KOREA ELECTRIC POWER CORP, SEOUL                                                            Agenda Number:  702410680
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y48406105
    Meeting Type:  EGM
    Meeting Date:  17-May-2010
          Ticker:
            ISIN:  KR7015760002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 699372 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

1.     Election of Director, candidate: Woo Gyeom Kim            Mgmt          For                            For

2.     Election of an Audit Committee Member as Outside          Mgmt          For                            For
       Director, candidate: Sunjin Kim

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIERCTOR NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KOREA EXCHANGE BANK, SEOUL                                                                  Agenda Number:  702294581
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y48585106
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  KR7004940003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

1.     Approve of 43rd balance sheet, income statement           Mgmt          For                            For
       and proposed disposition of retained earning

2.     Election of the Directors candidates: Richard             Mgmt          For                            For
       F. Wacker [External] Jingeun Park, Jungsu Kim

3.     Election of the Member of the Audit Committee,            Mgmt          For                            For
       who is the External Director; candidates: Jungsu
       Kim, Hoewon Yoo

4.     Approve the previously granted Stock Option               Mgmt          For                            For

5.     Approve the endowment of the Stock purchase               Mgmt          Against                        Against
       Option for Staff




--------------------------------------------------------------------------------------------------------------------------
 KOREA GAS CORP                                                                              Agenda Number:  702293490
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y48861101
    Meeting Type:  AGM
    Meeting Date:  29-Mar-2010
          Ticker:
            ISIN:  KR7036460004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 668476 DUE CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the 27th balance sheet, income statement,         Mgmt          For                            For
       and proposed disposition of retained earning

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

       PLEASE NOTE THAT ALTHOUGH THERE ARE 3 CANDIDATES          Non-Voting    No vote
       TO BE ELECTED AS DIRECTORS, THERE IS ONLY 1
       VACANCY AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 1 OF THE 3 DIRECTORS.
       THANK YOU.

3.1.1  Election of Director Sunjang Yang                         Mgmt          For                            For

3.1.2  Election of Director candidates: Sangkyung Oh             Mgmt          No vote

3.1.3  Election of Director candidates: Yungsung Park            Mgmt          No vote

       PLEASE NOTE THAT ALTHOUGH THERE ARE 10 CANDIDATES         Non-Voting    No vote
       TO BE ELECTED AS EXTERNAL DIRECTORS, THERE
       ARE ONLY 4 VACANCIES AVAILABLE TO BE FILLED
       AT THE MEETING. THE STANDING INSTRUCTIONS FOR
       THIS MEETING WILL BE DISABLED AND, IF YOU CHOOSE,
       YOU ARE REQUIRED TO VOTE FOR ONLY 4 OF THE
       10 DIRECTORS. THANK YOU.

3.2.1  Election of External Director: Seyoung An                 Mgmt          For                            For

3.2.2  Election of External Director: Junghwan Kim               Mgmt          For                            For

3.2.3  Election of External Director: Jonggap Kim                Mgmt          For                            For

3.2.4  Election of External Director: Byungmu Min                Mgmt          For                            For

3.2.5  Election of External Director: Wonmo Sung                 Mgmt          No vote

3.2.6  Election of External Director: Younghak Yun               Mgmt          No vote

3.2.7  Election of External Director: Sukyung Lee                Mgmt          No vote

3.2.8  Election of External Director: Jisang Jang                Mgmt          No vote

3.2.9  Election of External Director: Jewon Jeon                 Mgmt          No vote

3.210  Election of External Director: Kiryung Choi               Mgmt          No vote

4.     Election of Younggil Seo as the Auditor                   Mgmt          For                            For

5.     Approve the remuneration limit of the Directors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KOREA INVESTMENT HOLDINGS CO LTD, SEOUL                                                     Agenda Number:  702428411
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4862P106
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  KR7071050009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the 8th financial statement                       Mgmt          For                            For

2      Approve the disposition of retained earning               Mgmt          For                            For

3      Amend the Articles of Incorporation                       Mgmt          For                            For

4      Election of Nam Gu Kim, Joo Won Kim  External             Mgmt          For                            For
       Seung Hee Park, Kang Heum Yeon as the Directors

5      Election of Seung Hee Park as the Member of               Mgmt          For                            For
       the Audit Committee

6      Approve the remuneration limit of the Directors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KOREA ZINC CO LTD, SEOUL                                                                    Agenda Number:  702230929
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4960Y108
    Meeting Type:  AGM
    Meeting Date:  26-Feb-2010
          Ticker:
            ISIN:  KR7010130003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Elect the Director                                        Mgmt          For                            For

3      Elect the Audit Committee Member                          Mgmt          For                            For

4      Approve the remuneration for the Director                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KOREAN AIR LINES CO LTD, SEOUL                                                              Agenda Number:  702269792
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4936S102
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7003490000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION

1      Approve the financial statement                           Mgmt          For                            For

2      Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

3      Election of Directors                                     Mgmt          For                            For

4      Election of Audit Committee Members as outside            Mgmt          For                            For
       Directors

5      Approve the limit of remuneration for Directors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KOREAN REINSURANCE COMPANY, SEOUL                                                           Agenda Number:  702404346
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y49391108
    Meeting Type:  AGM
    Meeting Date:  11-Jun-2010
          Ticker:
            ISIN:  KR7003690005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Election of Directors: candidates: Hyukhee Won,           Mgmt          For                            For
       Jonwon Park, Chan Byeong Bae [External]

3      Approve the remuneration for Director                     Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KOTAK MAHINDRA BK LTD                                                                       Agenda Number:  702023576
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4964H143
    Meeting Type:  AGM
    Meeting Date:  28-Jul-2009
          Ticker:
            ISIN:  INE237A01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the profit and loss account             Mgmt          For                            For
       for the YE 31 MAR 2009, the balance sheet as
       at that date and the reports of the Directors
       and the Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Dr. Shankar Acharya as a Director,             Mgmt          For                            For
       who retires by rotation

4.     Approve the vacancy caused by the retirement              Mgmt          For                            For
       of Mr. Pradeep Kotak, who retires by rotation
       and does not seek re-appointment, be not filled

5.     Re-appoint, pursuant to Section 224 and other             Mgmt          For                            For
       applicable provisions, if any, of the Companies
       Act, 1956, and subject to the approval of the
       Reserve Bank of India, Messrs. S. R. Batliboi
       & Co., Chartered Accountants, as the Auditors
       of the Bank to hold office from the conclusion
       of this Meeting until the conclusion of the
       next AGM of the Bank and approve to fix their
       remuneration by the Audit Committee of the
       Board of Directors of the Bank

6.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       appoint Mr. Shishir Bajaj as a Director of
       the Bank

S.7    Approve that pursuant to Section 309 (4) and              Mgmt          For                            For
       other applicable provisions of the Companies
       Act, 1956, Section 35-B and other applicable
       provisions, if any, of the Banking Regulation
       Act, 1949 and subject to the approvals, as
       may be necessary from the Government of India,
       the Reserve Bank of India and other concerned
       authorities or bodies and subject to conditions
       as may be prescribed by any of them while granting
       such approvals, the approval of the Members
       of the Bank be accorded for the regarding-appointment
       of Dr. Shankar Acharya as part-time Chairman
       of the Bank for a period of 3 years with effect
       from 20 JUL 2009 on the terms of remuneration
       to be fixed by the Board of Directors of the
       Bank, on an annual basis such that the remuneration
       does not exceed INR 12 lakh per annum at any
       given time and in case of absence or inadequacy
       of profit in any FY, the aforesaid remuneration
       be paid to Dr. Shankar Acharya as minimum remuneration;
       authorize the Board to do all such acts, deeds
       and things and to execute any agreements, documents
       or instructions as may be required to give
       effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 KRAS D.D., ZAGREB                                                                           Agenda Number:  702043415
--------------------------------------------------------------------------------------------------------------------------
        Security:  X45601105
    Meeting Type:  AGM
    Meeting Date:  22-Aug-2009
          Ticker:
            ISIN:  HRKRASRA0008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Management Board report on position           Mgmt          For                            For
       and Company's operations with consolidated
       financial reports for 2008 and the Auditor's
       report

2.     Approve the Supervisory Board report on conducted         Mgmt          For                            For
       supervision in 2008

3.     Approve the decision to use of profit from retained       Mgmt          For                            For
       earnings from prior years and use of profit
       earned in 2008

4.     Approve the decision to release of the Management         Mgmt          For                            For
       Board Members

5.     Approve the decision to release of the Supervisory        Mgmt          For                            For
       Board Members

6.     Approve the decision to acquire own shares                Mgmt          For                            For

7.     Approve the decision to the entitlement on optional       Mgmt          For                            For
       purchase of shares

8.     Approve the decision to appoint the Auditors              Mgmt          For                            For
       for 2009

9.     Approve the decision on the Statute changes               Mgmt          For                            For

10.    Approve the decision on supplement on business            Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 KRAS D.D., ZAGREB                                                                           Agenda Number:  702419828
--------------------------------------------------------------------------------------------------------------------------
        Security:  X45601105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2010
          Ticker:
            ISIN:  HRKRASRA0008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the management Board report on Company's          Mgmt          For                            For
       position and operations with consolidated financial
       reports for 2009 and Auditor's report

2      Receive the Supervisory board report on conducted         Mgmt          For                            For
       supervision in 2009

3      Approve the decision on use of cumulated retained         Mgmt          For                            For
       profit from previous years  and use of profit
       earned in 2009

4      Approve the decision on release of the management         Mgmt          For                            For
       Board Members

5      Approve the decision on release of the supervisory        Mgmt          For                            For
       Board Members

6      Appointment of the Auditors for 2010                      Mgmt          For                            For

7      Approve the decision on acquiring of own shares           Mgmt          For                            For

8      Approve the decision on statute changes                   Mgmt          For                            For

9      Approve the decision on supplementation of Companys       Mgmt          For                            For
       business operations




--------------------------------------------------------------------------------------------------------------------------
 KRKA D.D., NOVE MESTO                                                                       Agenda Number:  701958552
--------------------------------------------------------------------------------------------------------------------------
        Security:  X4571Y100
    Meeting Type:  AGM
    Meeting Date:  02-Jul-2009
          Ticker:
            ISIN:  SI0031102120
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A MEETING-SPECIFICNon-Voting    No vote
       POWER OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. THE POA MUST BE NOTARIZED AND APOSTILLIZED.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       FOR DETAILS. THANK YOU.

1.     Opening of the Company's general meeting and              Mgmt          For                            For
       elect the working bodies

2.1    Adopt the information on the annual report for            Mgmt          For                            For
       the 2008 FY and the Supervisory Board's report
       on its verification and approve the annual
       report

2.2    Approve the accumulated profit EUR 151,363,990.65         Mgmt          For                            For
       is allocated: EUR 35,489,475.00 for dividends,
       EUR 1.05 gross per share to other profit reserves
       EUR 57,936,,757.83 to carry forward to the
       next year EUR 57,936,757.82

2.3    Approve to gives its consent: to work of the              Mgmt          For                            For
       Management Board, Supervisory Board for the
       year 2008 and grant discharge to each of them
       from liability for performance of their duties

3.     Approve to determine the gross attendance fee             Mgmt          For                            For
       and travel expenses for the Supervisory Board
       Members and Members of the Supervisory Board
       Committees

4.     Elect Messrs. Sasek, Sever, Vrecer as the worker's        Mgmt          For                            For
       representatives in the Supervisory Board of
       the Company their 5 year mandate begins on
       21 JUN 2009

5.     Appoint the replacement Supervisory Board Member          Mgmt          For                            For

6.     Authorize the Management Board and report on              Mgmt          For                            For
       reasons for total exclusion of pre-emptive
       right in case of disposal of own shares

7.     Appoint the Auditor                                       Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL TEXT IN RESOLUTION 4. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 KRKA D.D., NOVE MESTO                                                                       Agenda Number:  702457929
--------------------------------------------------------------------------------------------------------------------------
        Security:  X4571Y100
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  SI0031102120
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 705726 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A MEETING-SPECIFICNon-Voting    No vote
       POWER OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. THE POASHOULD BE PRINTED ON COMPANY
       LETTERHEAD AND SIGNED ACCORDING TO SIGNATORY
       LIST IN PLACE. THE POA MUST ALSO BE NOTARIZED
       AND APOSTILLIZED. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE FOR DETAILS. THANK YOU.

1.     Opening of the Company s general meeting and              Mgmt          For                            For
       election of working bodies: Dusan Jenko is
       appointed as Chair of the general meeting,
       and IXTLAN FORUM, d. o. o., Ljubljana as vote
       enumerators

2.1    Approve the information on the Management Board's         Mgmt          For                            For
       annual report, including information on remuneration
       of the Management and the Supervisory Board's
       Members, and the Supervisory Board's report
       on its verification and approve the annual
       report

2.2    Approve the EUR 161,749,148.26 allocated profit           Mgmt          For                            For
       is allocated: for dividends EUR 37,179,450
       EUR 1.10 gross per share , to other profit
       reserves EUR 62,284,849.13, to carry forward
       to the next year EUR 62,284,849.13

2.3    Approve the work of the Management and the Supervisory    Mgmt          For                            For
       Board's and grant discharge to each of them
       from liability for performance of their duties

3.     Election of Messrs: Prof. Dr. Julijana Kristl             Mgmt          For                            For
       , Joze Lenic MSc, Vincenc Mancek, Mojca Osolnik
       Videmsek, Matjaz Rakovec and assistant prof.
       Dr. Sergeja Slapnicar as a Supervisory Board
       members with 5 year term in office

4.     Approve the amendments and the modifications              Mgmt          For                            For
       to the Articles of Association

5.     Appoint KPMG Slovenija, Podjetje za revidiranje,          Mgmt          For                            For
       d. o. o., Ljubljana as the Company Auditor
       for the 2010 FY

       PLEASE NOTE THAT RESOLUTION 6 IS A COUNTER PROPOSAL       Non-Voting    No vote
       FOR RESOLUTION 2.2

6.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: approve to allocate the accumulated
       profit for 2009 in the amount of EUR 161,749,148.26
       as follows: for dividends EUR 61,177,095.00
       (EUR 1.81 gross per share); to other profit
       reserves: EUR 50,286,026.13; to carry forward
       to the next year: EUR 50,286,026.13; the consent
       for allocation of assets to other reserves
       and to carry forward to the next years should
       be given by the Company's Supervisory Board,
       while the company's Management Board is obliged
       to make a relevant public announcement via
       the SEONET system the payout of dividends will
       start within 30 days of the general meeting
       conclusion the shareholder records in the share
       register at the KDD Central Securities Clearing
       Corporation, Ljubljana on 21 JUN 2010 (record
       date 2) will apply for dividend payment

       PLEASE NOTE THAT RESOLUTION 7 IS A COUNTER PROPOSAL       Non-Voting    No vote
       FOR RESOLUTION 3

7.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: election of Messrs: Adolf Zupan,
       M.Sc; Stojan Auer; Sergeja Slapnicar, Ph.D.,
       Assistant Professor; Joze Lenic, M.Sc; Vincenc
       Mancek; Prof. Julijana Kristl, Ph.D; as the
       Supervisory Board Members for the period of
       5 years

       PLEASE NOTE THAT RESOLUTION 8 IS A COUNTER PROPOSAL       Non-Voting    No vote
       FOR RESOLUTION 2.2

8.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: approve to allocate the accumulated
       profit for 2009 in the amount of EUR 161,749,148.26
       as follows: for dividends: EUR 50,699,250.00
       (EUR 1.50 gross per share); to other profit
       reserves: EUR 62,284,849.13; to carry forward
       to the next year: EUR 48,765,049.13; The payout
       of dividends will start within 60 days of the
       general meeting conclusion the shareholder
       records in the share register at the KDD Central
       Securities Clearing Corporation, Ljubljana
       on 21 JUN 2010 (record date 2) will apply for
       dividend payment

       PLEASE NOTE THAT RESOLUTION 8 IS A COUNTER PROPOSAL       Non-Voting    No vote
       FOR RESOLUTION 3

9.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Prof. Julijana Kristl,
       Ph.D; Joze Lenic, M.Sc; Vincenc Mancek; Mojca
       Osolnik Videmsek; Alenka Podbevsek and Sergeja
       Slapnicar, Ph.D., Assistant Professor as the
       Supervisory Board members for the period of
       5 years




--------------------------------------------------------------------------------------------------------------------------
 KRUNG THAI BANK PUBLIC COMPANY LIMITED                                                      Agenda Number:  702277927
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y49885208
    Meeting Type:  AGM
    Meeting Date:  09-Apr-2010
          Ticker:
            ISIN:  TH0150010Z11
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the minutes of the 16th annual ordinary             Mgmt          For                            For
       general meeting on 17 APR 2009

2      Acknowledge the Board of Directors' annual report         Mgmt          For                            For

3      Approve the balance sheet and the profit and              Mgmt          For                            For
       loss statements for 2009 ended   31 DEC 2009

4      Approve the appropriation of the 2009 net profit          Mgmt          For                            For
       and dividend payment

5.1    Approve the Directors' remunerations for the              Mgmt          For                            For
       year 2010

5.2    Approve the Directors' gratuity for the year              Mgmt          Against                        Against
       2009

6.1    Election of Dr. Sathit Limpongpan as a Director           Mgmt          For                            For
       to replace those who retires

6.2    Election of Mr.Santi Vilassakdanont as a Director         Mgmt          For                            For
       to replace those who

6.3    Election of Mr. Chulasingh Vasantasingh as a              Mgmt          For                            For
       Director to replace those who

6.4    Election of Mr. Naruenart Ratanakanok as a Director       Mgmt          For                            For
       to replace those who

7      Election of the Bank's Auditor and approve to             Mgmt          For                            For
       fix the audit fee

8      Other business  if any                                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KT CORP MEDIUM TERM NTS BOOK  ENTRY REG S                                                   Agenda Number:  702247126
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y49915104
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7030200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the  28th financial statement                     Mgmt          For                            For

2      Approve the revision to the Articles of Incorporation     Mgmt          For                            For

3.1    Appointment of Sang-Hoon Lee as an Internal               Mgmt          For                            For
       Director

3.2    Appointment of Hyun-Myoung Pyo as an Internal             Mgmt          For                            For
       Director

3.3    Appointment of Chan-Jin Lee as an External Director       Mgmt          For                            For

3.4    Appointment of Jong-Hwan Song as an External              Mgmt          For                            For
       Director

3.5    Appointment of Hae-Bang Jung as an External               Mgmt          For                            For
       Director

4.1    Appointment of Jung-Suk Ko as the Member of               Mgmt          For                            For
       the Audit Committee

4.2    Appointment of Hae-Bang Jung as the Member of             Mgmt          For                            For
       the Audit Committee

5      Approve the Director remuneration limit                   Mgmt          For                            For

6      Approve the revisions to the Executive Officer            Mgmt          For                            For
       Retirement Policy




--------------------------------------------------------------------------------------------------------------------------
 KTB SECURITIES CO LTD, SEOUL                                                                Agenda Number:  702428360
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4990R107
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  KR7030210009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the financial statement                           Mgmt          For                            For

2      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3      Election of the Directors                                 Mgmt          For                            For

4      Election of the Auditor Committee Member                  Mgmt          For                            For

5      Approve the limit of remuneration for the Director        Mgmt          For                            For
       who is not an Auditor      Committee Member

6      Approve the limit of remuneration for the Director        Mgmt          For                            For
       who is an Auditor          Committee Member

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.




--------------------------------------------------------------------------------------------------------------------------
 KUALA LUMPUR KEPONG BERHAD                                                                  Agenda Number:  702184160
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y47153104
    Meeting Type:  AGM
    Meeting Date:  24-Feb-2010
          Ticker:
            ISIN:  MYL2445OO004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the financial statements for the YE               Mgmt          For                            For
       30 SEP 2009 and the Directors'    and Auditors'
       reports thereon

2      Approve the payment of a final single tier dividend       Mgmt          For                            For
       of 30 sen per share

3      Re-elect Dato' Lee Hau Hian, who retires by               Mgmt          For                            For
       rotation in accordance with       Article 91
       A  of the Company's Articles of Association

4      Re-elect Mr. Kwok Kian Hai, who retires in accordance     Mgmt          For                            For
       with Article 91 E  of   the Company's Articles
       of Association

5      Re-appoint Tan Sri Dato' Thong Yaw Hong as a              Mgmt          For                            For
       Director of the Company,         pursuant to
       Section 129 6  of the Companies Act 1965, to
       hold office until    the next AGM of the Company

6      Re-appoint R.M. Alias as a Director of the Company,       Mgmt          For                            For
       pursuant to Section 129 6  of the Companies
       Act 1965, to hold office until the next AGM
       of the Company

7      Re-appoint Datuk Abdul Rahman bin Mohd. Ramli             Mgmt          For                            For
       as a Director of the Company,   pursuant to
       Section 129 6  of the Companies Act 1965, to
       hold office until    the next AGM of the Company

8      Approve to fix the Directors' fees for the YE             Mgmt          For                            For
       30 SEP 2009 amounting to MYR    925,753

9      Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix their remuneration

10     Authorize the Directors for the Company to buy            Mgmt          For                            For
       back such amount of ordinary   shares of MYR
       1.00 each in the Company  authority to buy
       back shares , as may be determined by the Directors
       from time to time through Bursa Malaysia
       Securities Berhad  Bursa Malaysia  upon
       such terms and conditions as the      Directors
       may deem fit and expedient in the best interests
       of the Company     provided that the aggregate
       number of shares purchased pursuant to this
       resolution does not exceed 10% of the
       total issued and paid-up share capital  of
       the Company  equivalent to 106,400,000 shares
       in the Company based on its  issued and paid-up
       share capital  excluding treasury shares  of
       1,064,965,692 shares of MYR 1.00 each as at
       30 NOV 2009  and that an amount not exceeding
       the total retained profits CONTD.

-      CONTD. of the Company be allocated for the authority      Non-Voting    No vote
       to buy back shares  the  audited retained profits
       of the Company as at 30 SEP 2009 was MYR 1,423
       million ; to cancel the shares so purchased
       and/or retain the shares so       purchased
       as treasury shares; to do all such acts and
       things to give full     effect to the authority
       to buy back shares with full powers to assent
       to any  conditions, modifications, revaluations,
       variations and/or amendments  if any  as may
       be imposed by the relevant authorities;  Authority
       expires at the     conclusion of the next AGM
       of the Company or the expiry of the period
       within  which the next AGM is required by Law
       ; but not so as to prejudice the        completion
       of a purchase by the Company CONTD.

-      CONTD. before the aforesaid expiry date and,              Non-Voting    No vote
       in any event, in accordance with the provisions
       of the guidelines issued by Bursa Malaysia
       or any other        relevant authority

11     Authorize the Company and/or its subsidiary               Mgmt          For                            For
       Companies to enter into recurrent transactions
       of a revenue or trading nature with related
       parties which are    necessary for the Company's
       and/or its subsidiaries day-today operations
       and  carried out in ordinary course of business
       on normal commercial terms not     more favorable
       to the related parties than those generally
       available to the   public and are not to the
       detriment of the minority shareholders as
       specified; and authorize the Directors
       to do all such acts and things         including
       executing all such documents as may be required
       as they may        consider expedient or necessary
       to give full effect to the mandate, with full
       powers to assent to any conditions, CONTD.

-      CONTD. modifications, revaluations, variations            Non-Voting    No vote
       and/or amendments  if any  as  may be imposed
       by the relevant authorities;  Authority expires
       at the         conclusion of the next AGM of
       the Company following the passing of this
       ordinary resolution or the expiry of the
       period within which the next AGM is  required
       By Law to be held but shall not extend to such
       extension as may be   allowed pursuant to Section
       143(2) of the Companies Act, 1965 (unless earlier
       revoked or varied by ordinary resolution of
       the shareholders of the Company   in general
       meeting)

12     Approve an ex-gratia payment of Ringgit Malaysia          Mgmt          For                            For
       MYR 350,000 by the Company   to YM Tengku Robert
       Hamzah in recognition and appreciation of his
       long        service and contribution to the
       Company; authorize the Directors to do all
       such acts and things to give full effect
       to the proposed ex-gratia payment    with full
       powers to assent to any modifications, variations
       and/or amendments  if any  as the Directors
       may deem fit or necessary in connection with
       the    proposed ex-gratia payment




--------------------------------------------------------------------------------------------------------------------------
 KULIM MALAYSIA BHD                                                                          Agenda Number:  702460104
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y50196107
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  MYL2003OO001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the Directors' and Auditors'            Mgmt          For                            For
       reports and audited financial  statements in
       respect of the YE 31 DEC 2009

2      Approve the final dividend of 15%  less Malaysian         Mgmt          For                            For
       income tax  in respect of   the FYE 31 DEC
       2009

3      Re-elect Wong Seng Lee as a Director, who retire          Mgmt          For                            For
       in accordance with the       Company's Articles
       of Association

4      Re-elect Kua Hwee Sim as a Director, who retire           Mgmt          For                            For
       in accordance with the        Company's Articles
       of Association

5      Re-elect Dr. Radzuan A. Rahman as a Director,             Mgmt          For                            For
       who retire in accordance with   the Company's
       Articles of Association

6      Re-appoint Sri Datuk Arshad Ayub as a Director            Mgmt          For                            For
       of the Company, to hold office until the next
       AGM of the Company

7      Approve the payment of Directors' fees in respect         Mgmt          For                            For
       of the FYE 31 DEC 2009

8      Re-appoint Messrs KPMG as the Auditors of the             Mgmt          For                            For
       Company and to authorize the    Directors to
       fix their remuneration

9      Authorize the Directors, pursuant to Section              Mgmt          Against                        Against
       132D of the Act, to issue shares of the Company
       from time to time upon such terms and conditions
       and for such  purposes as the Directors may
       in their absolute discretion deem fit provided
       that the aggregate number of shares to be
       issued pursuant to this resolution  does not
       exceed 10% of the issued share capital of the
       Company and  Authority shall continue in force
       until the conclusion of the next AGM of the
       Company   ;and to obtain the approval of the
       Bursa Malaysia Securities Berhad  Bursa
       Securities  for the listing and quotation for
       the new shares so issued

10     Authorize the Company, subject to the Act, rules,         Mgmt          Against                        Against
       regulations and orders made pursuant to the
       Act, provisions of the Company's Memorandum
       and Articles of   Association and the Listing
       Requirements of Bursa Securities  Listing
       Requirements  and any other relevant
       authority, to purchase and/or hold such  amount
       of ordinary shares of MYR 0.50 each in the
       Company's issued and        paid-up share capital
       Proposed Renewal of the Share Buy-Back Authority
       through Bursa Securities upon such terms
       and conditions as the Directors may  deem fit
       in the interest of the Company provided that:
       a) the aggregate       number of shares so
       purchased and/or held pursuant to this ordinary
       resolution  Purchased Shares  does
       not exceed 10% of the total issued and
       paid-up share capital of the Company at any
       one time; and b) the maximum      amount of
       funds CONT

CONT   CONT to be allocated for the purchased shares             Non-Voting    No vote
       shall not exceed the aggregate  of the retained
       profits and/or share premium of the Company;
       authorize the    Directors to decide at their
       discretion either to retain the Purchased Shares
       as treasury shares  as defined in Section 67A
       of the Act  and/or to cancel    the Purchased
       Shares and/or to retain the Purchased Shares
       as treasury shares for distribution as share
       dividends to the shareholders of the Company
       and/or be resold through Bursa Securities in
       accordance with the relevant rules of   Bursa
       Securities and/or cancelled subsequently and/or
       to retain part of the   Purchased Shares as
       treasury shares and/or cancel the remainder
       and to deal   with the Purchased Shares in
       such other manner as may be permitted by the
       Act, rules, regulations, guidelines, requirements
       and/or orders CONT

CONT   CONT of Bursa Securities and any other relevant           Non-Voting    No vote
       authorities for the time      being in force;
       to do all acts and things  including the opening
       and          maintaining of a central depositories
       account(s) under the Securities         Industry
       Central Depositories  Act, 1991 and to take
       such steps and to enter into and execute all
       commitments, transactions, deeds, agreements,
       arrangements, undertakings, indemnities,
       transfers, assignments, and/or       guarantees
       as they may deem fit, necessary, expedient
       and/or appropriate in   the best interest of
       the Company in order to implement, finalize
       and give     full effect to the proposed renewal
       of the Share Buy-Back Authority with full powers
       to assent to any conditions, modifications,
       variations  if any  as may be imposed by the
       relevant authorities; CONT

CONT   CONT  Authority expires the earlier of passing            Non-Voting    No vote
       of this ordinary resolution    shall continue
       in force until the conclusion of the next AGM
       of the Company   or the expiry of the period
       within which the next AGM of the Company is
       required by law to be held ; but shall
       not prejudice the completion of        purchase(s)
       by the Company before that aforesaid expiry
       date and in any event in accordance with provisions
       of the Listing Requirements and other relevant
       authorities

11     Authorize the Company, its subsidiaries or any            Mgmt          For                            For
       of them to enter into any of   the transactions
       falling within the types of the RRPT, particulars
       of which   are specified in the Circular to
       Shareholders dated 31 MAY 2010  the Circular
       , with the related parties as described in
       the Circular, provided that such   transactions
       are of revenue and/or trading nature, which
       are necessary for    the day-to-day operations
       of the Company and/or its subsidiaries, within
       the  ordinary course of business of the Company
       and/or its subsidiaries, made on   an arm's
       length basis and on normal commercial terms
       which those generally    available to the public
       and are not detrimental to the minority shareholders
       of the Company; CONT

CONT   CONT  Authority expires the earlier of passing            Non-Voting    No vote
       this ordinary resolution until the conclusion
       of the next AGM of the Company for the Proposed
       Shareholders'  Mandate for RRPT is passed,
       at the next AGM; or the expiration of the period
       within which the next AGM after the date it
       is required by law to be held ;   authorize
       the Directors of the Company to complete and
       do all such acts and   things  including executing
       all such documents as may be required  as they
       may consider expedient or necessary or give
       effect to the Proposed            Shareholders'
       Mandate for RRPT

0      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KUMBA IRON ORE LTD                                                                          Agenda Number:  702284136
--------------------------------------------------------------------------------------------------------------------------
        Security:  S4341C103
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  ZAE000085346
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Approve the annual financial statements                   Mgmt          For                            For

O.2    Re-appoint Deloitte and Touche as the Independent         Mgmt          For                            For
       Auditors

O.3.1  Re-elect P.B. Matlare as a Director, who retires          Mgmt          For                            For
       in terms of Article 16.1 &   16.2 of the Articles
       of Association

O.3.2  Re-elect G.S. Gouws as a Director, who retires            Mgmt          For                            For
       in terms of Article 16.1 &     16.2 of the
       Articles of Association

O.3.3  Re-elect D.M. Weston as a Director, who retires           Mgmt          For                            For
       in terms of Article 16.1 &    16.2 of the Articles
       of Association

O.4.1  Appointment of Z.B.M. Bassa  Chairman  as the             Mgmt          For                            For
       Member of the Audit Committee

O.4.2  Appointment of A.J. Morgan as a member of the             Mgmt          For                            For
       Audit Committee

O.4.3  Appointment of D.D. Mokgatle as a member of               Mgmt          For                            For
       the Audit Committee

O.5    Approve the Non-Executive Directors remuneration          Mgmt          For                            For

O.6    Approve the specific authority to amend the               Mgmt          Against                        Against
       Companies Executive Share         Incentive
       Schemes

O.7    Approve the specific authority to control authorized      Mgmt          For                            For
       but unissued shares

O.8    Approve the general authority to control 5%               Mgmt          For                            For
       of unissued shares

O.9    Approve the general authority to issue shares             Mgmt          Against                        Against
       for cash

S.1    Approve the specific authority to repurchase              Mgmt          For                            For
       shares

S.2    Approve the general authority to repurchase               Mgmt          For                            For
       shares

-      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 LAFARGE CIMENTS                                                                             Agenda Number:  702316565
--------------------------------------------------------------------------------------------------------------------------
        Security:  V2858C108
    Meeting Type:  OGM
    Meeting Date:  04-May-2010
          Ticker:
            ISIN:  MA0000010597
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the validation of the Company's financials        Mgmt          No Action
       as of 31 DEC 2009          reflecting a profit
       of MAD 1,612,493,813.19 full discharge to the
       Board of    Directors with regards to their
       mandate for 2009

2      Approve the special report of External Auditors           Mgmt          No Action
       and validation of regulated   conventions with
       regards to Article 56 of Law 1795

3      Approve the allocation of amount of MAD 96,183,095.64     Mgmt          No Action
       as a reserve for        industrial investments

4      Approve the profits allocation payment of a               Mgmt          No Action
       dividend of MAD 66 per share the  dividend
       will be paid starting 27 MAY 2010

5      Approve the allocation of an annual gross amount          Mgmt          No Action
       of MAD 40,000.00 as Board of Directors Members
       fee for the year 2009

6      Approve the validation of the consolidated Company's      Mgmt          No Action
       financials as of 31 DEC  2009 reflecting a
       consolidated profit of MAD 1,861,215,847.03

7      Approve the resignation of M. Jean Carlos Angulo's        Mgmt          No Action
       and give him full and      definite discharge
       for his administration mandate with regards
       to the year    2009

8      Ratify M. Pierre Damnon's cooptation as a Director        Mgmt          No Action
       in replacement of M. Jean  Carlos Angulo

9      Ratify the renewal of Directors mandate which             Mgmt          No Action
       will expire at the OGM as of    DEC 2010 date

10     Grant full power to the holder of a copy or               Mgmt          No Action
       a certified true copy of the      general meetings
       minute in order to perform the necessary formalities




--------------------------------------------------------------------------------------------------------------------------
 LAFARGE MALAYAN CEMENT BHD                                                                  Agenda Number:  702402607
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5348J101
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  MYL3794OO004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

0      Receive the reports of the Directors and the              Non-Voting    No vote
       Auditors and the statement of    accounts for
       the YE 31 DEC 2009

1      Re-elect Yeoh Khoon Cheng as a Director of the            Mgmt          For                            For
       Company, who retires under     Article 85 of
       the Articles of Association of the Company

2      Re-elect Bradley Mulroney as a Director of the            Mgmt          For                            For
       Company, who retires, under    Article 91 of
       the Articles of Association of the Company

3      Re-appoint Chan Hua Eng as the Director of the            Mgmt          For                            For
       Company, who retires in        accordance with
       Section 129 of the Companies Act, 1965 and
       to hold office     until the conclusion of
       the next AGM

4      Re-appoint Saw Ewe Seng as the Director of the            Mgmt          For                            For
       Company, who retires in        accordance with
       Section 129 of the Companies Act, 1965 and
       to hold office     until the conclusion of
       the next AGM

5      Re-appoint Deloitte and Touche as the Auditors            Mgmt          For                            For
       for the ensuing year at a      remuneration
       to be determined by the Directors

6      Approve the increase of Directors' remuneration,          Mgmt          For                            For
       with effect from FY 2010, as specified

7      Approve the proposed renewal and new shareholders'        Mgmt          For                            For
       mandate for recurrent      related party transactions

8      Approve the proposed renewal of authority for             Mgmt          For                            For
       purchase by the Company of its  own shares
       Share Buyback

0      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 LAN AIRLINES S.A.                                                                           Agenda Number:  933153063
--------------------------------------------------------------------------------------------------------------------------
        Security:  501723100
    Meeting Type:  Special
    Meeting Date:  29-Oct-2009
          Ticker:  LFL
            ISIN:  US5017231003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      FIXING OF THE PRICE OF THE SHARES TO BE INCLUDED          Mgmt          For                            For
       IN THE COMPENSATION PLANS SET UP PURSUANT TO
       ARTICLE 24 OF LAW NO. 18,046, AS DECIDED DURING
       THE EXTRAORDINARY SHAREHOLDERS' MEETING HELD
       ON APRIL 5, 2007, OR AUTHORIZATION TO THE BOARD
       OF DIRECTORS TO MAKE A DECISION TO SUCH EFFECT.

B      ADOPTION OF ANY AND ALL AGREEMENTS NECESSARY              Mgmt          For                            For
       FOR FIXING THE PRICE DESCRIBED IN (A) ABOVE,
       INCLUDING AN AUTHORIZATION TO THE BOARD OF
       DIRECTORS, IN THE BROADER TERMS POSSIBLE, TO
       FREELY DETERMINE, MODIFY, FIX AND AGREE TO
       THE TERMS OF THE COMPENSATION PLANS REFERRED
       TO IN (A) ABOVE.




--------------------------------------------------------------------------------------------------------------------------
 LAN AIRLINES S.A.                                                                           Agenda Number:  933217742
--------------------------------------------------------------------------------------------------------------------------
        Security:  501723100
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2010
          Ticker:  LFL
            ISIN:  US5017231003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      APPROVAL OF THE ANNUAL REPORT, BALANCE SHEET              Mgmt          For
       AND FINANCIAL STATEMENTS OF LAN FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2010.

B      APPROVAL OF THE DISTRIBUTION OF A DEFINITIVE              Mgmt          For
       DIVIDEND TO BE CHARGED TO THE EARNINGS OF THE
       FISCAL YEAR 2009.

C      ELECTION OF THE BOARD OF DIRECTORS OF LAN.                Mgmt          For

D      DETERMINATION OF THE COMPENSATION FOR THE BOARD           Mgmt          For
       OF DIRECTORS OF LAN FOR THE FISCAL YEAR 2010.

E      DETERMINATION OF THE COMPENSATION FOR THE DIRECTOR'S      Mgmt          For
       COMMITTEE OF LAN AND ITS BUDGET FOR THE FISCAL
       YEAR 2010.

F      APPOINTMENT OF AN EXTERNAL AUDIT COMPANY FOR              Mgmt          For
       LAN; APPOINTMENT OF THE RATING AGENCIES OF
       LAN; AND REPORTS REGARDING THE ISSUES CONTEMPLATED
       IN TITLE XVI OF LAW 16,046 ON CORPORATIONS.

G      INFORMATION REGARDING THE COST OF PROCESSING,             Mgmt          For
       PRINTING AND DISTRIBUTION OF THE INFORMATION
       REFERRED TO IN CIRCULAR 1,616 OF THE CHILEAN
       SUPERINTENDENCE OF SECURITIES AND INSURANCE.

H      DETERMINATION OF THE NEWSPAPER IN WHICH LAN               Mgmt          For
       WILL MAKE ITS PUBLICATIONS.

I      OTHER MATTERS OF CORPORATE INTEREST THAT ARE              Mgmt          Against
       TO BE REVIEWED BY THE ANNUAL SHAREHOLDER'S
       MEETING.




--------------------------------------------------------------------------------------------------------------------------
 LAN AIRLINES SA, CHILE                                                                      Agenda Number:  702106089
--------------------------------------------------------------------------------------------------------------------------
        Security:  P62871101
    Meeting Type:  EGM
    Meeting Date:  29-Oct-2009
          Ticker:
            ISIN:  CL0000000423
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to set the allocation price of the shares         Mgmt          For                            For
       agreed upon on EGM held on 05 APR 2007, to
       compensation planes from Article 24 of Law
       18.046 about Corporations or authorize the
       Directory to do so

2.     Adopt to all of the other agreements necessary            Mgmt          For                            For
       to implement and carry out the aforementioned
       determination and authorize the Directory of
       the Company to determine, modify, set and agree
       freely and with ample faculties the terms of
       the compensation plans aforementioned




--------------------------------------------------------------------------------------------------------------------------
 LAN AIRLINES SA, CHILE                                                                      Agenda Number:  702293705
--------------------------------------------------------------------------------------------------------------------------
        Security:  P62871101
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  CL0000000423
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      Approve the annual report, balance sheet and              Mgmt          For                            For
       financial statements of the      Company, for
       the FY that ended on 31 DEC 2009

B      Approve the payment of a definitive dividend              Mgmt          For                            For
       with a charge against profit     from the 2009
       FY, imputing to said sum the provisional dividends
       of USD       0.10219 and USD 0.20662 per share,
       paid in the months of AUG 2009 and JAN
       2010, respectively

C      Election of the Board of Directors of the Company         Mgmt          For                            For

D      Approve to set the remuneration of the Board              Mgmt          For                            For
       of Directors of the Company for  the FY that
       ends on 31 DEC 2010

E      Approve to set the remuneration of the Executive          Mgmt          For                            For
       Committee of the Company,    and determination
       of its budget, for the FY that ends on 31 DEC
       2010

F      Approve the designation of an Outside Auditing            Mgmt          For                            For
       firm of the Company,           designation
       of risk classifiers of the Company, and accounts
       regarding the    matters that are referred
       to in title xvi of law number 18,046, the
       Corporations Law

G      Approve the information regarding the cost of             Mgmt          For                            For
       processing, printing and        shipping information
       that is referred to in circular number 1816
       of the       superintendence of securities
       and insurance

H      Approve the designation of the newspaper in               Mgmt          For                            For
       which the Company's publications  will be made

I      Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 LANCO INFRATECH LTD                                                                         Agenda Number:  702088091
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5144P103
    Meeting Type:  AGM
    Meeting Date:  25-Sep-2009
          Ticker:
            ISIN:  INE785C01030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the balance sheet              Mgmt          For                            For
       of the Company as on 31 MAR 2009 and the profit
       and loss account for the YE on that date along
       with the Directors' report and the Auditors'
       report thereon

2.     Re-appoint Mr. G. Bhaskara Rao as a Director,             Mgmt          For                            For
       who retires by rotation

3.     Re-appoint Dr. Uddesh Kumar Kohli as a Director,          Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. P. Narasimharamulu as a Director,          Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Dr. B. Vasanthan as a Director, who            Mgmt          For                            For
       retires by rotation

6.     Appoint Brahmayya & Co., Chartered Accountants            Mgmt          For                            For
       and Price Waterhouse, Chartered Accountants
       as the Auditors of the Company from the conclusion
       of this AGM, until the conclusion of the next
       AGM at remuneration as may be decided by the
       Board of Directors of the Company

7.     Approve, pursuant to the Provisions of Sections           Mgmt          For                            For
       198, 309, 310, 311 and other applicable Provisions
       of the Companies Act, 1956 and Schedule XIII
       annexed to the Companies Act, 1956, the revision
       of perquisites and benefits, the remuneration
       payable to Mr. L. Madhusudhan Rao, Executive
       Chairman with effect from 01 APR 2009 as specified;
       the payment of location allowance at New Delhi/Gurgaon
       at the rate of 15% as specified; no Sitting
       Fees shall be paid to Mr. L. Madhusudhan Rao
       for attending Meetings of the Board of Directors
       or any Committee(s) thereof; and the total
       remuneration including allowances and perquisites
       shall not exceed the limits specified in Section
       309 of the Companies Act, 1956 read with Schedule
       - XIII annexed to the Companies Act, 1956

8.     Approve, pursuant to the Provisions of Sections           Mgmt          For                            For
       198, 309, 310, 311 and other applicable Provisions
       of the Companies Act, 1956 and Schedule XIII
       annexed to the Companies Act, 1956, the revision
       of perquisites and benefits, the remuneration
       payable to Mr. G. Bhaskara Rao, Executive Vice-Chairman
       with effect from 01 APR 2009 as specified;
       the payment of location allowance at New Delhi/Gurgaon
       at the rate of 15% as specified; no Sitting
       Fees shall be paid to Mr. G. Bhaskara Rao for
       attending Meetings of the Board of Directors
       or any Committee(s) thereof; and the total
       remuneration including allowances and perquisites
       shall not exceed the limits specified in Section
       309 of the Companies Act, 1956 read with Schedule
       - XIII annexed to the Companies Act, 1956

9.     Approve, pursuant to the Provisions of Sections           Mgmt          For                            For
       198, 309, 310, 311 and other applicable Provisions
       of the Companies Act, 1956 and Schedule XIII
       annexed to the Companies Act, 1956, the revision
       of perquisites and benefits, the remuneration
       payable to Mr. G. Venkatesh Babu, Managing
       Director with effect from 01 APR 2009 as specified;
       the payment of location allowance at New Delhi/Gurgaon
       at the rate of 15% as specified; no Sitting
       Fees shall be paid to Mr. G. Venkatesh Babu
       for attending Meetings of the Board of Directors
       or any Committee(s) thereof; and the total
       remuneration including allowances and perquisites
       shall not exceed the limits specified in Section
       309 of the Companies Act, 1956 read with Schedule
       - XIII annexed to the Companies Act, 1956




--------------------------------------------------------------------------------------------------------------------------
 LANCO INFRATECH LTD                                                                         Agenda Number:  702163205
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5144P103
    Meeting Type:  OTH
    Meeting Date:  09-Dec-2009
          Ticker:
            ISIN:  INE785C01030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

1.     Authorize the Company, pursuant to the provisions         Mgmt          For                            For
       of Sections 16, 94 and other applicable provisions
       of the Companies Act., 1956 and the Article
       No.57 of the Articles of Association of the
       Company and subject to such other approvals/
       permissions/sanctions as may be necessary,
       to the sub-division of one fully paid up equity
       share of face value of INR 10 each into ten
       equity shares of face value of INR 1 each fully
       paid up; amend the existing Clause V of the
       Memorandum of Association of the Company as
       specified; authorize the Board of Directors
       [Board]/duly constituted Committee of the Board,
       for the purpose of giving effect to the resolutions,
       to take such steps and actions and give such
       directions as it may in its absolute discretion
       deem necessary and to issue new share certificates,
       whatever required, in the aforesaid proportion,
       in cancellation of existing shares, subject
       to the rules as laid down in the companies
       [issue of share certificates] Rules, 1960,
       and the Articles of Association of the Company
       and to settle any question that may arise in
       this regard and to finalize and execute all
       documents, deeds and writings as may be necessary,
       which includes but not limited to preparing,
       executing and filing necessary applications/forms/
       returns/ documents to Registrar of Companies,
       Stock Exchanges [BSE & NSE], National Securities
       Depository Limited [NSDL], Central Depository
       Services (India) Limited [CDSL] and I or such
       other statutory authorities as may be necessary
       from time to time and to delegate all or any
       of the powers to any authorized person[s] to
       give effect to this resolution and to comply
       with necessary formalities in this regard

S.2    Amend, pursuant to the provisions of Section              Mgmt          For                            For
       31 of the Companies Act, 1956, the existing
       Article 5 of the Articles of Association of
       the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 LANCO INFRATECH LTD                                                                         Agenda Number:  702248801
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5144P111
    Meeting Type:  OTH
    Meeting Date:  15-Mar-2010
          Ticker:
            ISIN:  INE785C01048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 658484 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1.     Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       the Provisions of Section 293(1)(a) and subject
       to other approvals/permissions/ sanctions as
       may be required, to sell, transfer and/or dispose
       of whole or substantially whole of the investments
       Equity and/or Preference shares held by the
       Company on the date of sale in Subsidiaries,
       Associates and other Group Companies in the
       Power Segment, as going concerns at cost for
       cash consideration in tranches to any wholly
       owned subsidiary of the Company in the on the
       Power Segment and on such terms and conditions
       as may be decided by the Board of Directors
       or a Committee of Directors and to finalize
       and execute necessary documents and to do all
       such other acts, deeds and things as may be
       required in this regard; and authorize Sri
       G. Bhaskara Rao, Executive Vice-Chairman, Sri
       G. Venkatesh Babu, Managing Director to sign
       the share transfer deeds and to do all acts,
       deeds and things as may be required in this
       regard




--------------------------------------------------------------------------------------------------------------------------
 LAND AND HOUSE PUBLIC CO LTD                                                                Agenda Number:  702306704
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5172C198
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  TH0143010Z16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to certify the minutes of the AGM of              Mgmt          For                            For
       shareholders No. 1/2552

2      Acknowledge the report on the Company's operating         Mgmt          For                            For
       results in respect for the  YE 31 DEC 2009

3      Approve the balance sheet and the profit and              Mgmt          For                            For
       loss statements for the YE 31    DEC 2009

4      Approve the appropriation of the profits, distribution    Mgmt          For                            For
       of dividends and legal reserve for the year
       2009

5      Approve the appointment of Directors replacing            Mgmt          For                            For
       those retired by rotation

6      Approve the remuneration to the Directors for             Mgmt          For                            For
       year 2010

7      Approve the appointment of Auditors and fix               Mgmt          For                            For
       their remuneration

8      Other business (if any)                                   Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LAND AND HOUSE PUBLIC CO LTD                                                                Agenda Number:  702306716
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5172C180
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  TH0143010Z08
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO       ATTEND THE
       MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE
       CARD BY          CONTACTING YOUR CLIENT REPRESENTATIVE.
       THANK YOU

1      To certify the minutes of the AGM of shareholders         Non-Voting    No vote
       No. 1/2552

2      To acknowledge the report on the Company's operating      Non-Voting    No vote
       results in respect for   the YE 31 DEC 2009

3      To consider and approve the balance sheet and             Non-Voting    No vote
       the profit and loss statements  for the YE
       31 DEC 2009

4      To consider and approve the appropriation of              Non-Voting    No vote
       the profits, distribution of     dividends
       and legal reserve for the year 2009

5      To consider and approve the appointment of Directors      Non-Voting    No vote
       replacing those retired  by rotation

6      To consider and approve the remuneration to               Non-Voting    No vote
       Directors for year 2010

7      To consider and approve the appointment of Auditors       Non-Voting    No vote
       and fix their             remuneration

8      other business (if any)                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 LANDMARKS BHD                                                                               Agenda Number:  702469760
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5182G106
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  MYL1643OO005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

0      To receive the audited financial statements               Non-Voting    No vote
       for the YE 31 DEC 2009 together   with the
       reports of the Directors and the Auditors thereon

1      Approve the payment of first and final dividend           Mgmt          For                            For
       of 1% less 25% tax for the    FYE 31 DEC 2009

2      Approve the payment of the Director's fees of             Mgmt          For                            For
       MYR 314,836.00

3      Re-elect Datuk Zakaria bin Abdul Hamid as a               Mgmt          For                            For
       Director, who retires in          accordance
       with Article 63 of the Company's Articles of
       Association

4      Re-elect Sulip R Menon as a Director, who retires         Mgmt          For                            For
       in accordance with Article  63 of the Company's
       Articles of Association

5      Re-appoint Messrs KPMG as the Auditors and authorize      Mgmt          For                            For
       the Directors to fix     their remuneration

6      Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 132D of the       Companies Act,
       1965, to issue shares in the Company, at any
       time and upon     such terms and conditions
       and for such purposes as the Directors may,
       in      their absolute discretion deem fit,
       provided that the aggregate number of     shares
       issued pursuant to this resolution during the
       preceding 12 months does not exceed 10% of
       the issued capital of the Company for the time
       being and to obtain approval for the listing
       of and quotation for the additional shares
       so issued on Bursa Malaysia Securities Berhad
       Authority shall continue in force until the
       conclusion of the next AGM of the Company

0      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 LARGAN PRECISION CO LTD                                                                     Agenda Number:  702438816
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y52144105
    Meeting Type:  AGM
    Meeting Date:  14-Jun-2010
          Ticker:
            ISIN:  TW0003008009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    To report the business of 2009                            Non-Voting    No vote

1.2    Statutory Supervisors report of 2009                      Non-Voting    No vote

2.1    Approve to accept 2009 business report and financial      Mgmt          For                            For
       statements

2.2    Approve the proposal for distribution of 2009             Mgmt          For                            For
       profits cash dividend: TWD 10.0 per share

3.1    Amend the Articles of Incorporation of Company            Mgmt          For                            For

3.2    Re-election of the Directors and Supervisors              Mgmt          For                            For
       of the Company

3.3    Approve to release the non competition restriction        Mgmt          For                            For
       on Directors

4      Other proposals and extraordinary motions                 Non-Voting    No vote

CMMT   AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS      ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A     SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER    PARTIES.
       IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO       CONTACT THE CANDIDATE
       AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC
       INFORMATION, AN ELECTION WOULD BE   DEEMED
       AS A 'NO VOTE'.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LARSEN & TOUBRO LTD                                                                         Agenda Number:  702053050
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5217N159
    Meeting Type:  AGM
    Meeting Date:  28-Aug-2009
          Ticker:
            ISIN:  INE018A01030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to accept the financial statements and            Mgmt          For                            For
       statutory reports

2.     Approve the dividend of INR 10.50 per share               Mgmt          For                            For

3.     Re-appoint S.N. Talwar as a Director                      Mgmt          For                            For

4.     Re-appoint K.V. Rangaswami as a Director                  Mgmt          For                            For

5.     Appoint T.M.T as a Director                               Mgmt          For                            For

6.     Re-appoint M.V. Kotwal as a Director                      Mgmt          For                            For

7.     Re-appoint V.K. Magapu as a Director                      Mgmt          For                            For

8.     Re-appoint R.N. Mukhija as a Director                     Mgmt          For                            For

9.     Appoint J.S. Bindra as a Director                         Mgmt          For                            For

S.10   Approve to issue equity or equity linked securities       Mgmt          Against                        Against
       without preemptive rights up to an aggregate
       amount of INR 24 billion to Qualified Institutional
       Buyers

S.11   Approve Sharp Tannan as the Auditors and authorize        Mgmt          For                            For
       the Board to fix their remuneration

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TYPE OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LC CORP S.A., WROCLAW                                                                       Agenda Number:  702041714
--------------------------------------------------------------------------------------------------------------------------
        Security:  X48986107
    Meeting Type:  EGM
    Meeting Date:  31-Jul-2009
          Ticker:
            ISIN:  PLLCCRP00017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the meeting                                    Mgmt          No Action

2.     Elect the Chairman                                        Mgmt          No Action

3.     Approve to state if the meeting has been convened         Mgmt          No Action
       in conformity of regulations and assuming its
       capability to pass valid

4.     Approve the agenda                                        Mgmt          No Action

5.     Approve the resolution on changes in Company's            Mgmt          No Action
       Statute

6.     Approve the resolution on changes in Supervisory          Mgmt          No Action
       Board's Regulations

7.     Approve the resolution on changes in GMS Regulations      Mgmt          No Action

8.     Approve the resolution on giving consent for              Mgmt          No Action
       purchase of own shares by the Company according
       to the Article 362 paragraph 1 point 5 of CCC
       in order to redeem

9.     Closing of the meeting                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 LC CORP S.A., WROCLAW                                                                       Agenda Number:  702390422
--------------------------------------------------------------------------------------------------------------------------
        Security:  X48986107
    Meeting Type:  OGM
    Meeting Date:  19-May-2010
          Ticker:
            ISIN:  PLLCCRP00017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening                                                   Non-Voting    No vote

2      Election of Chairman                                      Mgmt          For                            For

3      Approve to state the  meeting has been duly               Mgmt          For                            For
       convened and has the capacity to  pass  resolutions

4      Approve  the agenda                                       Mgmt          For                            For

5      Receive the Supervisory Boards brief review               Mgmt          For                            For
       of the Company's  standing, the   report on
       the Supervisory Boards performance  in the
       FY 2009 including the    Management Boards
       report on the Company's performance and the
       financial      statement for the FY 2009, as
       well as the  Management Boards proposal made
       with regard to covering  loss

6      Adopt the resolution on the report  of the Supervisory    Mgmt          For                            For
       Boards performance in  the FY 2009 including
       the assessment of the Management Boards  report
       on the  Company's performance and the financial
       statement for the FY 2009, as well   as the
       management Boards proposal made with regard
       to covering  loss

7      Adopt the resolution on the examination of the            Mgmt          For                            For
       Management Boards report on    the Company's
       performance for the FY 2009

8      Adopt the  resolution on examination of the               Mgmt          For                            For
       financial  statement of LC Corp   S.A. for
       the FY 2009

9      Adopt the  resolution on the examination of               Mgmt          For                            For
       the Management Boards report on   LC Corp S.A.
       Capital  groups performance for the FY 2009

10     Adopt the resolution on the examination of the            Mgmt          For                            For
       consolidated financial         statement of
       LC Corp S.A. Capital group for the FY 2009

11     Adopt the  resolution on granting a vote of               Mgmt          For                            For
       acceptance to members  of the     Management
       Board confirming on discharge of their  duties
       in the FY 2009

12     Adopt the resolution on granting a vote of acceptance     Mgmt          For                            For
       to members of  the      Supervisory Board confirming
       discharge of their duties  in the FY 2009

13     Approve to examine the  Management Boards proposal        Mgmt          For                            For
       with regard to the way of  covering loss for
       the FY 2009

14     Adopt the resolution on covering loss for the             Mgmt          For                            For
       FY 2009

15     Adopt the resolution on amending resolution               Mgmt          For                            For
       no.3  of the EGM of 23 MAR 2007   on  delivery
       of management share option scheme

16     Closing the  meeting                                      Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 LEBANESE COMPANY FOR THE DEVELOPMENT AND        RECONSTRUCTION OF BEIRUT CENTRAL            Agenda Number:  701992150
--------------------------------------------------------------------------------------------------------------------------
        Security:  M87874117
    Meeting Type:  AGM
    Meeting Date:  13-Jul-2009
          Ticker:
            ISIN:  LB0000011215
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS THE MEETING DID NOT REACH THE QUORUM ON THE            Non-Voting    No Action
       FIRST MEETING HELD ON 17 JUN 2009, THE AGM
       WILL BE HELD ON 13 JUL 2009. IN CASE OF NO
       QUORUM IN THE SECOND AGM, THIRD AGM WILL BE
       HELD ON 04 AUG 2009. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve to hear the report of the Board of Directors      Mgmt          No Action
       concerning the business of the Company for
       the year 2008

2.     Approve to hear the report of the External Auditors       Mgmt          No Action
       about the financial reports and the consolidated
       financial reports for the 2008

3.     Approve to discuss the Company's accounts, the            Mgmt          No Action
       financial reports, the consolidated financial
       reports, the balance sheet and the consolidated
       balance sheet for the year 2008, and the allocation
       of the dividends

4.     Approve to hear the special reports of the Board          Mgmt          No Action
       of Directors and the special report of the
       External Auditors and granting the licenses
       to the Board of Director as per Articles 158
       and 159 of the Code of Commerce

5.     Approve to acquit the Chairman and the Board              Mgmt          No Action
       Members from the Management of the Company
       for the year 2008

6.     Elect the Board of Director Members and specify           Mgmt          No Action
       their allocations

7.     Approve to nominate the Auditors and their remunerations  Mgmt          No Action

8.     Approve to discuss the matter of establishing             Mgmt          No Action
       a Lebanese Company, owned in majority by Solidere,
       to own the Beirut Central District Project

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN MEETING DATE AND CHANGE IN QUORUM COMMENT.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 LEDESMA SA AGRICOLA INDUSTRIAL LEDE                                                         Agenda Number:  702071109
--------------------------------------------------------------------------------------------------------------------------
        Security:  P62457109
    Meeting Type:  MIX
    Meeting Date:  16-Sep-2009
          Ticker:
            ISIN:  ARP624571096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT IN ORDER TO PARTICIPATE            Non-Voting    No Action
       IN SHAREHOLDERS' MEETINGS, ARGENTINEAN COMPANIES
       MAY REQUEST FOREIGN SHAREHOLDERS TO PROVIDE
       PROOF OF THEIR REGISTRATION AT THE SUPERINTENDENCE
       OF CORPORATIONS ['INSPECTION GENERAL DE JUSTICIA']

1.     Approve the designation of 2 shareholders to              Mgmt          No Action
       sign the minutes of the meeting

2.     Approve the financial documentation required              Mgmt          No Action
       by the rules in force [Article 234(1) of Law
       Number 19550, the rules of the National Securities
       Commission and of the Buenos Aires Stock Exchange]
       for the 96th FYE on 31 MAY 2009

3.     Approve the remuneration of the Board of Directors        Mgmt          No Action
       for the FYE on 31 MAY 2009, of ARS 28,813,802.00
       in excess of ARS 5,895,923.00 over the limit
       of 5% of the increased profits in accordance
       with Article 261 of Law number 19550 and the
       rules of the National Securities Commission,
       before the amount proposed for the payment
       of dividends

4.     Approve the allocation to give the profits from           Mgmt          No Action
       the 96th FYE on 31 MAY 2009; and the creation
       of a reserve for future cash dividends

5.     Amend the Article 12 of the Corporate bylaws;             Mgmt          No Action
       and approve to prepare a consolidation of the
       Corporate bylaws

6.     Approve term in Office of the Oversight Committee         Mgmt          No Action
       for the 96th FYE on 31 MAY 2009 and setting
       of its remuneration for the mentioned period

7.     Approve the term in Office of the Finance Committee       Mgmt          No Action
       during the 96th FYE on 31 MAY 2009; and to
       set the budget for expenses for its term in
       Office during the 97th FY

8.     Approve the compensation to the Auditors who              Mgmt          No Action
       will certify the financial documentation for
       the 96th FY, and designation of those who will
       certify the documentation for the 97th FY

9.     Approve to set the number of Members of the               Mgmt          No Action
       Board of Directors, elect the Members of the
       Board of Directors for the 97th and 98th fiscal
       years

10.    Elect 3 full Members who will form the Oversight          Mgmt          No Action
       Committee and 3 Alternate Members, all for
       the 97th FY




--------------------------------------------------------------------------------------------------------------------------
 LEE CHANG YUNG CHEMICAL INDUSTRY CORP                                                       Agenda Number:  702493494
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y52424101
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  TW0001704005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business reports and financial statements        Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 3 per share

B.3    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.4    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.5    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.6    Approve the proposal of capital injection by              Mgmt          Against                        Against
       issuing new shares via private   placement

B71.1  Election of Lee Bo Wei (Shareholder No.4) as              Mgmt          For                            For
       a Director

B71.2  Election of Young Sai Fen (Shareholder No. 13188)         Mgmt          For                            For
       as a Director

B71.3  Election of Fu Chu Co., Ltd. (Shareholder No.             Mgmt          For                            For
       209538) Representative: Lee Kun Ky, as a Director

B71.4  Election of Fu Chu Co., Ltd. (shareholder No.             Mgmt          For                            For
       209538) Representative: Li Ming Kung, as a
       director

B71.5  Election of Fu Chu Co., Ltd. (Shareholder No.             Mgmt          For                            For
       209538) Representative: Wei     Cheng Chen,
       as a Director

B71.6  Election of Fu Chu Co., Ltd. (Shareholder No.             Mgmt          For                            For
       209538) Representative: Sung    Ting Pang,
       as a Director

B72.1  Election of Lee Jamgo Co., Ltd. (Shareholder              Mgmt          For                            For
       No. 14974) Representative:       Chuang Hsun
       Chia, as a Supervisor

B72.2  Election of Lee Jamgo Co., Ltd. (Shareholder              Mgmt          For                            For
       No. 14974) Representative: Wang  Kuen Tsann,
       as a Supervisor

B.8    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in         competitive business

B.9    Other issues and extraordinary                            Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 LENOVO GROUP LTD                                                                            Agenda Number:  702031028
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5257Y107
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2009
          Ticker:
            ISIN:  HK0992009065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive and approve the audited accounts for              Mgmt          For                            For
       the YE 31 MAR 2009 together with the reports
       of the Directors and the Auditors thereon

2.A    Re-elect Dr. Wu Yibing as a Director                      Mgmt          For                            For

2.B    Re-elect Ms. Ma Xuezheng as a Director                    Mgmt          For                            For

2.C    Re-elect Mr. William O. Grabe as a Director               Mgmt          For                            For

2.D    Re-elect Mr. John W. Barter III as a Director             Mgmt          For                            For

2.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

3.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Board of Directors of the
       Company to fix the Auditors' remuneration

4.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional ordinary
       shares in the share capital of the Company
       and to make or grant offers, agreements and
       options [including warrants, bonds, notes,
       debentures and other securities which carry
       rights to subscribe for or are convertible
       into ordinary shares] during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued ordinary share
       capital of the Company otherwise than pursuant
       to: i) a rights issue [as specified] ii) an
       issue of shares upon the exercise of options
       granted under any share option scheme or similar
       arrangement for the time being adopted for
       the grant or issue of shares or rights to acquire
       shares in the Company; or iii) an issue of
       shares as scrip dividends pursuant to the Articles
       of Association of the Company from time to
       time; or iv) any issue of shares in the Company
       upon the exercise of subscription or conversion
       rights under the terms of any existing warrants
       of the Company or any existing securities of
       the Company which carry rights to subscribe
       for or are convertible into shares of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required to be held by the Companies
       Ordinance or the Articles of Association of
       the Company to be held]

5.     Authorize the Directors of the Company, to repurchase     Mgmt          Against                        Against
       shares of the Company, during the relevant
       period, on the Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for such purposes, subject to and in accordance
       with all applicable Laws and the requirements
       of the rules governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time, not
       exceeding 10% of the aggregate nominal amount
       of the issued voting ordinary share capital
       of the Company; and [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required to be held by the Companies Ordinance
       or the Articles of Association of the Company
       to be held]

6.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       4 and 5, the general mandate granted to the
       Directors of the Company to allot, issue and
       deal with the shares pursuant to Resolution
       4, by addition to the aggregate nominal value
       of the share capital which may be allotted
       and issued or agreed conditionally or unconditionally
       to be allotted and issued by the Directors
       of the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       value of the issued voting ordinary shares
       capital of the Company repurchased by the Company
       pursuant to the mandate to repurchase shares
       of the Company as pursuant to Resolution 5,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing this Resolution




--------------------------------------------------------------------------------------------------------------------------
 LENOVO GROUP LTD                                                                            Agenda Number:  702182231
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5257Y107
    Meeting Type:  EGM
    Meeting Date:  22-Jan-2010
          Ticker:
            ISIN:  HK0992009065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify the sale and purchase agreement        Mgmt          For                            For
       dated 27 NOV 2009 [the Sale and Purchase Agreement]
       in respect of the acquisition of 100% interest
       in the registered capital of Lenovo Mobile
       Communication Technology Ltd. entered into
       between, Lenovo Manufacturing Limited, Lenovo
       [Beijing] Limited, Jade Ahead Limited [Jade
       Ahead], Gainnew Limited [Gainnew], Shenzhen
       AoYinShi Investment LP, Super Pioneer International
       Limited and the Company [details have been
       defined in the circular of the Company dated
       18 DEC 2009], as specified, and the transactions
       contemplated thereunder; authorize any 1 Director
       or any 2 Directors [if affixation of the common
       seal is necessary] or any delegate(s) authorized
       by such Director(s) to sign and/or execute
       all such other documents, instruments or agreements
       and to do or take all such actions or things
       as such Director(s) consider(s) necessary or
       desirable to implement and/or give effect to
       the terms of the Sale and Purchase Agreement
       and the transactions contemplated thereunder;
       the issue and allotment of 28,137,055 ordinary
       shares of the Company of par value HKD 0.025
       each [Shares] and 52,756,978 Shares as consideration
       shares to each of Gainnew and Jade Ahead respectively;
       and the issue and allotment of a maximum 21,102,791
       Shares and 15,827,093 Shares as adjustments
       with reference to the Net Cash Balance [as
       specified] to each of Gainnew and Jade Ahead
       respectively




--------------------------------------------------------------------------------------------------------------------------
 LESIEUR CRISTAL, MAROC                                                                      Agenda Number:  702411911
--------------------------------------------------------------------------------------------------------------------------
        Security:  V56232115
    Meeting Type:  OGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  MA0000010449
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the validation of the Board of Directors          Mgmt          For                            For
       management report and the    External Auditors
       general report validation of the Company's
       financials as of 31 DEC 2009 reflecting a profit
       of MAD 278,120,028.07

2      Grant discharge to the Board of Directors and             Mgmt          For                            For
       the External Auditors with      regards to
       their mandate for 2009

3      Receive the special report of External Auditors           Mgmt          For                            For
       and validation of regulated   conventions with
       regards to Article 56 law 1795 as completed
       and modified by  Law 2005

4      Approve the profit s allocation payment of a              Mgmt          For                            For
       dividend of MAD 100 per share as follows MAD
       79 ordinary dividend for the year 2009 MAD
       21 as an exceptional   dividend the dividend
       will be paid starting 16 JUL 2010

5      Approve the OGM takes note of M. Ahmed Rah Hous           Mgmt          For                            For
       resignation and gives him a   full and definite
       discharge for his administration mandate

6      Ratify M. Driss Bencheikhs cooptation as a Member         Mgmt          For                            For
       of the Board of Directors

7      Ratify the renewal of M. Adil Bouifrouris mandate         Mgmt          For                            For
       as a Member of the Board of Directors for a
       period of 6 years

8      Approve with regards to the general management            Mgmt          For                            For
       s exercise mode which will be  applied by the
       Boards Chairman in application to Article 67
       law 2005

9      Authorize the power to the holder of a copy               Mgmt          For                            For
       or a certified true copy of the   general meetings
       minute in order to perform the necessary formalities




--------------------------------------------------------------------------------------------------------------------------
 LETSHEGO HOLDING LIMITED                                                                    Agenda Number:  702047691
--------------------------------------------------------------------------------------------------------------------------
        Security:  V6293D100
    Meeting Type:  AGM
    Meeting Date:  31-Jul-2009
          Ticker:
            ISIN:  BW0000000322
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual financial statements         Mgmt          For                            For
       for the YE 31 JAN 2009 together with the Directors'
       and the Auditors' reports thereon

2.     Ratify the dividends declared and/or paid during          Mgmt          For                            For
       the period, first and final dividend of BWP
       54,742,745 [BWP 0.30 per share] paid to shareholders
       on or about 22 MAY 2009

3.     Re-elect Messrs. J. A. Burbidge, D. Ndebele               Mgmt          For                            For
       and Dr. Hassy H. B. Kitine as the Directors,
       who retires in accordance with Article 19.9
       of the constitution; to confirm the appointments
       of the Directors who filled casual vacancies
       on the Board subsequent to the year and date:
       Madam M. Dawes and Messrs. G. Hassam and L.
       E. Serema in accordance with Articles 19.4
       of the Constitution

4.     Approve the remuneration of the Directors for             Mgmt          For                            For
       the past financial period

5.     Approve the remuneration of the Auditors for              Mgmt          For                            For
       the past financial period

6.     Appoint KPMG as the Auditors for the ensuing              Mgmt          For                            For

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 LETSHEGO HOLDING LIMITED                                                                    Agenda Number:  702307984
--------------------------------------------------------------------------------------------------------------------------
        Security:  V6293D100
    Meeting Type:  EGM
    Meeting Date:  12-Apr-2010
          Ticker:
            ISIN:  BW0000000322
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the shareholders waive their respective           Mgmt          For                            For
       pre-emptive rights in respect of such number
       of ordinary shares in the capital of the Company
       which will be required to be issued to ADP
       I pursuant to the terms of the Convertible
       Loan  Note Subscription Agreement, in the event
       that ADP I exercises its rights to  convert
       all of the loan notes to ordinary shares in
       the capital of the        Company, and authorize
       the Directors to issue such ordinary shares
       to the ADP I pursuant to the terms of the Convertible
       Loan Note Subscription Agreement

S.2    Approve to resolve each ordinary share in the             Mgmt          For                            For
       stated capital of Letshego be   sub-divided
       by a factor of 10 shares for each share in
       issue with immediate   effect resulting in
       the stated capital of the Company comprising
       of           1,824,752,360 shares instead of
       182,475,236 shares

O.1    Approve the Company enter into the Convertible            Mgmt          For                            For
       Loan Note Subscription         Agreement and
       all transactions contemplated with ADP I substantially
       in       accordance with the salient terms
       of the convertible loan note subscription
       agreement set out in the circular to which
       this notice is attached and        authorize
       one of the Directors to execute the convertible
       loan note           subscription agreement
       for and on behalf of the Company

O.2    Authorize the Directors to take such steps and            Mgmt          For                            For
       sign all such other documents  as are necessary
       to give effect to the special resolution passed
       at this      meeting in particular to authorize
       the Company Secretary to issue share
       certificates in respect of subdivided shares
       upon cancellation of the share   certificates
       in respect of the old shares, that to the extent
       that a person   who is authorized to execute
       the convertible loan note subscription agreement
       or a related document on behalf of the Company
       under the above resolution has done so before
       the date of this meeting a the passing of the
       above            resolutions, his or her actions
       in this regard be and are hereby ratified to
       the fullest extent permit by law

O.3    Appointment of Ms. Runa Alam and Mr. Idris Mohammed       Mgmt          For                            For
       as the Directors of the




--------------------------------------------------------------------------------------------------------------------------
 LEWIS GROUP LIMITED, CAPE TOWN                                                              Agenda Number:  702035418
--------------------------------------------------------------------------------------------------------------------------
        Security:  S460FN109
    Meeting Type:  AGM
    Meeting Date:  14-Aug-2009
          Ticker:
            ISIN:  ZAE000058236
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the annual financial statements                     Mgmt          For                            For

2.1    Elect Professor Fatima Abrahams as a Director             Mgmt          For                            For

2.2    Elect Mr. David Morris Nurek as a Director                Mgmt          For                            For

3.     Approve the Directors remuneration                        Mgmt          For                            For

4.     Approve the Directors fees                                Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers inc as Auditors         Mgmt          For                            For
       of the Company for the ensuing year and to
       appoint Mr. Zuhdi Abrahams as the designated
       Auditor for the ensuing year

6.     Authorize the Directors to implement resolutions          Mgmt          For                            For

7.     Transact such other business                              Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL TEXT IN THE RESOLUTION. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 LG CHEM LTD NEW                                                                             Agenda Number:  702253941
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y52758102
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7051910008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement: expected dividend:       Mgmt          For                            For
       KRW 3,500 per 1 Ordinary  Share, KRW 3,550
       per 1 Preference Share

2      Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

3      Election of Directors: Executive Director(1),             Mgmt          For                            For
       Outside Directors(4)

4      Election of Audit Committee Members: Outside              Mgmt          For                            For
       Directors(3)

5      Approve the limit of remuneration for Directors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LG CORP, SEOUL                                                                              Agenda Number:  702265477
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y52755108
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  KR7003550001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION

1      Approve the financial statement expected dividend         Mgmt          For                            For
       per 1 share: KRW 1,000 for  ordinary share,
       KRW 1,050 for preference share

2      Approve the partial amendment of Articles of              Mgmt          For                            For
       Incorporation

3      Election of Bon Moo Koo as an Inside Director             Mgmt          For                            For
       and Jun Ho Han, Dae Hwan Kim and Kyung Hee
       Yoon as the Outside Directors

4      Election of the Audit Committee Members                   Mgmt          For                            For

5      Approve the limit of remuneration for the Directors       Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LG DACOM CORPORATION, SEOUL                                                                 Agenda Number:  702121459
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5252V108
    Meeting Type:  EGM
    Meeting Date:  27-Nov-2009
          Ticker:
            ISIN:  KR7015940000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

1.     Approve the merger and acquisition with repurchase        Mgmt          For                            For
       offer




--------------------------------------------------------------------------------------------------------------------------
 LG DISPLAY CO LTD                                                                           Agenda Number:  702198361
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5255T100
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7034220004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement: expected division        Mgmt          For                            For
       ratio: KRW 500 per share,  the 25th B/S, I/S
       and the proposed disposition of retained earning

2      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3      Elect Messrs. Youngsoo Kwon, Dohyun Jung (Externals)      Mgmt          For                            For
       Taesik Ahn as the

4      Elect Taesik Ahn as the Member of the Audit               Mgmt          For                            For
       Committee

5      Approve the remuneration limit of the Directors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LG ELECTRONICS INC, SEOUL                                                                   Agenda Number:  702264728
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5275H177
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7066570003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement                           Mgmt          For                            For

2      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3      Election of Messrs. Yong Nam as a Inside Director         Mgmt          For                            For
       and In Ki Joo and Jong Nam

4      Election of In Ki Joo and Kyu Min Lee as an               Mgmt          For                            For
       Audit Committee Member

5      Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LG HAUSYS LTD, SEOUL                                                                        Agenda Number:  702265201
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5277J106
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7108670001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement expected dividend:        Mgmt          For                            For
       ordinary shares: KRW       1,000; preferred
       shares: KRW 1,050

2      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3      Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LG HOUSEHOLD & HEALTH CARE LTD, SEOUL                                                       Agenda Number:  702269956
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5275R100
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7051900009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement expected dividend         Mgmt          For                            For
       ordinary share KRW 2,500    per 1 share preferred
       share KRW 2,550 per 1 share

2      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3      Election of one Executive Director, one Non-Executive     Mgmt          For                            For
       Director, two outside

4      Election of one outside Audit Committee Member            Mgmt          For                            For

5      Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LG LIFE SCIENCES LTD, SEOUL                                                                 Agenda Number:  702253876
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y52767103
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7068870005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION

1      Approve the financial statement                           Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of the Director: Outside Director                Mgmt          For                            For
       1

4      Election of the Audit Committee Member as an              Mgmt          For                            For
       Outside Director  1

5      Approve the limit of remuneration for Directors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LG TELECOM LTD, SEOUL                                                                       Agenda Number:  702121384
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5276R125
    Meeting Type:  EGM
    Meeting Date:  27-Nov-2009
          Ticker:
            ISIN:  KR7032640005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN THE KOREAN MARKET, THE VOTE           Non-Voting    No vote
       OPTION OF 'ABSTAIN' IS DETERMINED TO BE ACCEPTABLE
       OR NOT IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF YOUR
       VOTING INSTRUCTIONS WILL TREAT 'ABSTAIN' AS
       A VALID VOTE OPTION. THANK YOU.

1.     Approve the merger and acquisition                        Mgmt          For                            For

2.     Elect the Directors and Audit Committee Members:          Mgmt          For                            For
       Director Candidates: Sang Chul Lee, Ki Seob
       Seong, June Hoh Cho [External] Sung Bin Chun,
       Hyun Jae Shin [Auditors] Seong Bin Chun

3.     Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR AND DIRECTORS NAMES. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LG TELECOM LTD, SEOUL                                                                       Agenda Number:  702230361
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5276R125
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7032640005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF ABSTAIN          Non-Voting    No vote
       IS DETERMINED TO BE          ACCEPTABLE OR
       NOT IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT ABSTAIN
       AS A VALID VOTE OPTION.

1.     Approve the financial statements                          Mgmt          For                            For

2.     Approve the remuneration for Director                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LG TELECOM LTD, SEOUL                                                                       Agenda Number:  702436797
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5276R125
    Meeting Type:  EGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  KR7032640005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation




--------------------------------------------------------------------------------------------------------------------------
 LI NING CO LTD                                                                              Agenda Number:  702369617
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5496K124
    Meeting Type:  AGM
    Meeting Date:  14-May-2010
          Ticker:
            ISIN:  KYG5496K1242
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the     Directors and the
       Auditor of the Company for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For
       to the shareholders of the    Company

3.a.1  Re-elect Mr. Li Ning as an Executive Director             Mgmt          For                            For
       of the Company

3.a.2  Re-elect Mr. Koo Fook Sun, Louis as an Independent        Mgmt          For                            For
       Non-Executive Director of  the Company

3.a.3  Re-elect Mr. Chan Chung Bun, Bunny as an Independent      Mgmt          For                            For
       Non-Executive Director   of the Company

3.b    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors'         remuneration

4      Re-appoint PricewaterhouseCoopers, Certified              Mgmt          For                            For
       Public Accountants, as the       Auditor of
       the Company and authorize the Board of the
       Directors of the        Company to fix their
       remuneration

5      Approve to give a general mandate to the Directors        Mgmt          For                            For
       to issue shares up to 20%

6      Approve to give a general mandate to the Directors        Mgmt          For                            For
       to repurchase shares up to 10%

7      Authorize the Directors to issue and allot the            Mgmt          Against                        Against
       shares repurchased by the      Company




--------------------------------------------------------------------------------------------------------------------------
 LIANHUA SUPERMARKET HOLDINGS CO LTD                                                         Agenda Number:  702067491
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5279F102
    Meeting Type:  EGM
    Meeting Date:  02-Sep-2009
          Ticker:
            ISIN:  CNE1000003P2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID: 598948 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the Sale and Purchase Agreement and               Mgmt          For                            For
       the transactions contemplated thereunder

2.     Approve the appointment of Mr. Kazuyasu Misu              Mgmt          For                            For
       as a Non-Executive Director of the Company

S.3    Approve the amendments to the Articles of Association     Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LIANHUA SUPERMARKET HOLDINGS CO LTD                                                         Agenda Number:  702421431
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5279F102
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  CNE1000003P2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN201005061055.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company  the "Board"  for the YE 31
       DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31  DEC 2009

3      Approve the consolidated audited financial statements     Mgmt          For                            For
       of the Company and the  report of the international
       auditors for the YE 31 DEC 2009

4      Approve the profit distribution proposal of               Mgmt          For                            For
       the Company and the relevant      declaration
       and payment of a final dividend of RMB0.16
       per share (inclusive   of tax) of the Company
       for the YE 31 DEC 2009

5      Re-appointment of Shanghai Certified Public               Mgmt          For                            For
       Accountants as the Company's PRC  Auditors
       and Deloitte Touche Tohmatsu as the Company's
       International Auditors for the period from
       the conclusion of the AGM of the Company for
       the year     2009 to the conclusion of the
       AGM of the Company for the year 2010 and
       authorize the Board to fix their respective
       remuneration

6      Appointment of Mr. Tang Qi as the Executive               Mgmt          For                            For
       Director if the 3rd session of    the Board

7      Other matters, if any                                     Mgmt          Against                        Against

S.1    Authorize the Board to issue, allot and deal              Mgmt          Against                        Against
       with any additional H Shares not exceeding
       the aggregate of 20% of the aggregate nominal
       amount of the H       Shares in issue at the
       date of passing this resolution

S.2    Amend the Articles of Association of the Company          Mgmt          For                            For
       and authorize any two        Executive Directors
       of the Board to make further amendments to
       the Articles   of Association in accordance
       with the opinions of the relevant regulatory
       authorities




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY HOLDINGS LTD                                                                        Agenda Number:  702389176
--------------------------------------------------------------------------------------------------------------------------
        Security:  S44440121
    Meeting Type:  AGM
    Meeting Date:  13-May-2010
          Ticker:
            ISIN:  ZAE000127148
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the audited financial statements for the            Mgmt          For                            For
       YE 31 DEC 2009, including the  reports of Directors
       and Auditors

2      Approve the remuneration of the Chairman of               Mgmt          For                            For
       the Board of ZAR 1,795,000 for    the YE 31
       DEC 2010

3      Approve the remuneration of the Non-Executive             Mgmt          For                            For
       Directors of ZAR 173,000 per    Non-Executive
       Director for the YE 31 DEC 2010

4      Approve the remuneration of the International             Mgmt          For                            For
       Non-Executive Directors of GBP  53,250 per
       International Non-Executive Director for the
       YE 31 DEC 2010

5      Approve the remuneration of the Chairman of               Mgmt          For                            For
       the Audit and Actuarial Committee of ZAR 266,500
       for the YE 31 DEC 2010

6      Approve the remuneration of the Members of the            Mgmt          For                            For
       Audit and Actuarial Committee  of ZAR 128,000
       per Member for the YE 31 DEC 2010

7      Approve the remuneration of the Chairman of               Mgmt          For                            For
       the Risk Committee of ZAR 266,500 for the YE
       31 DEC 2010

8      Approve the remuneration of the Members of the            Mgmt          For                            For
       Risk Committee of ZAR 128,000  per Member for
       the YE 31 DEC 2010

9      Approve the remuneration of the Chairman of               Mgmt          For                            For
       the Remuneration Committee of ZAR 160,000 for
       the YE 31 DEC 2010

10     Approve the remuneration of the Members of the            Mgmt          For                            For
       Remuneration Committee of ZAR  74,600 per Member
       for the YE 31 DEC 2010

11     Approve the remuneration of the Chairman of               Mgmt          For                            For
       the Transformation Committee of   ZAR 121,500
       for the YE 31 DEC 2010

12     Approve the remuneration of the Members of the            Mgmt          For                            For
       Transformation Committee of    ZAR 61,000 per
       Member for the YE 31 DEC 2010

13     Approve the remuneration of the Members of the            Mgmt          For                            For
       Directors' Affairs Committee   of ZAR 32,000
       per Member for the YE 31 DEC 2010

14     Re-election of Mr. AWB Band as a Director, who            Mgmt          For                            For
       retire in accordance with the  provisions of
       the Company's Articles of Association

15     Re-election of Professor L. Patel as a Director,          Mgmt          For                            For
       who retire in accordance     with the provisions
       of the Company's Articles of Association

16     Re-election of Mr. TDA Ross as a Director, who            Mgmt          For                            For
       retire in accordance with the  provisions of
       the Company's Articles of Association

17     Re-election of Dr SP Sibisi as a Director, who            Mgmt          For                            For
       retire in accordance with the  provisions of
       the Company's Articles of Association

18     Re-election of Mr. J H Sutcliffe as a Director,           Mgmt          For                            For
       who retire in accordance with the provisions
       of the Company's Articles of Association

19     Authorize the Directors of the Company, all               Mgmt          Against                        Against
       the unissued ordinary shares be   placed under
       the control of the Directors of the Company,
       subject to the      provisions of the Companies
       Act, 16 of 1973 and the JSE Listings
       Requirements, to allot and issue such
       shares in their discretion on such      terms
       and conditions as and when they deem it fit
       to do so, subject to i) the aggregate number
       of ordinary shares to be allotted and issued
       in terms of     this resolution and resolution
       number 22 is limited to 2.5% of the number
       of  ordinary shares in issue at 31 DEC 2009,
       in addition to any ordinary shares   reserved
       for the purpose of carrying out the terms of
       the Company's Share     Incentive Schemes,
       particulars of which are set out in the annual
       report for  2009, ii) any issue of ordinary
       shares for cash as defined in the JSE
       Listings Requirements is in accordance with
       the restrictions contained in     ordinary
       resolution number 22

20     Authorize the Directors of the company to issue           Mgmt          Against                        Against
       any ordinary shares of the    Company to the
       extent required for the implementation of any
       share incentive  scheme which is described
       in the Company's annual report for 2009 with
       any    such scheme

21     Authorize the Directors of the Company, to place          Mgmt          For                            For
       all the unissued cumulative  preference shares
       and the unissued convertible redeemable cumulative
       preference shares of the Company under
       the Directors of the Company, and      subject
       to the provisions of the Companies Act, 61
       of 1973 and the Listings   Requirements of
       the JSE Limited, to allot and issue such shares
       in their      discretion on such terms and
       conditions as and when they deem it fit to
       do so

22     Authorize the Directors, subject to the JSE               Mgmt          For                            For
       Listing Requirements, to issue    ordinary
       shares of 8.3333333 cents each as an issue
       for cash in the JSE       Listing Requirements
       as and when suitable situations arise, subject
       to the    following limitations: that the equity
       securities, which are the subject of   the
       issue for cash, be of a class already in issue,
       or where this is not the  case, must be limited
       to such securities or rights that are convertible
       into  a class already in issue; that the equity
       securities be issued to persons     qualifying
       as public shareholders as defined in the Listings
       Requirements,    and not to related parties;
       that issues in the aggregate in any 1 FY
       including the number to be issued in
       the future as a result of the exercise   of
       options or conversion of convertible securities
       issued in that same FY     will not exceed
       2.5% of the CONTD.

CONTD  CONTD. number of shares of any class of the               Non-Voting    No vote
       Company's issued share capital,   including
       instruments which are compulsorily convertible
       into shares of that  class; that, in determining
       the price at which an issue of shares will
       be     made in terms of this authority, the
       maximum discount permitted will be 10%   of
       the weighted average traded price of the shares
       in question, as determined over the 30 business
       days prior to the date that the price of the
       issue is    agreed between the issuer and the
       party subscribing for the securities; the
       number of securities which may be issued shall
       be based on the number of      securities of
       that class in issue added to those that may
       be issued in future in terms of the Company's
       share incentive schemes and the conversion
       of any   issued convertible securities, at
       the date of such CONTD

CONTD  CONTD. application: less any securities of the            Non-Voting    No vote
       class issued, or to be issued  in future terms
       of the Company's share incentive schemes and
       the conversion   of any issued convertible
       securities, during the current FY; plus any
       securities of that class to be issued
       pursuant to: a rights issue which has   been
       announced, is irrevocable and is fully underwritten;
       or an acquisition   which has had final terms
       announced  may be included as though they were
       securities in issue at the date of application;
       that after the Company has    issued equity
       securities in terms of an approved general
       issue for cash       representing, on a cumulative
       basis with in a FY, 5% of the number of equity
       CONTD.

CONTD  CONTD. securities in issue prior to that issue,           Non-Voting    No vote
       the Company shall publish an  announcement
       containing full details of the issue; including:
       the number of   securities issued; the average
       discount to the weighted average traded price
       of the equity securities over the 30 business
       days prior to the date that the price of the
       issue was determined; the effect of the issue
       on net asset value per share, net tangible
       asset value per share, earnings per share and
       headline earnings per share;  Authority
       expires earlier of the Company's next AGM or
       for 15 months from the date of this resolution

23     Authorize the Directors of the Company, to distribute     Mgmt          For                            For
       to shareholders of the  Company any share capital
       and reserves of the Company in terms of Section
       90  of the Companies Act, 61 of 1973, as amended
       ( "Act"), Articles 12 and 30 of  the Company's
       Articles of Association and in terms of the
       JSE Listings        Requirements, it being
       recorded that the JSE Listings Requirements
       currently  require, inter alia, that the Company
       may make such a general distribution    only
       if: declared prior to the earlier of the date
       of the next AGM of the     Company and the
       date which is 15 months after the date of passing
       of this     ordinary resolution; the general
       payment is made pro rata to all
       shareholders; and any general CONTD.

CONTD  CONTD. distribution by the Company shall not              Non-Voting    No vote
       exceed 20% of the Company's      issued share
       capital and reserves but excluding minority
       interests and        revaluations of assets
       and intangible assets that not supported by
       a          valuation by an independent professional
       expert acceptable to the JSE         prepared
       within the last six months, in any 1 FY, measured
       as at the          beginning of such financial
       year; the directors of the Company confirm
       that   the Company will not distribute capital
       and reserves in terms of this         authority
       unless in their opinion, after such distribution
       the Company, and   the Company and its subsidiaries
       ("the group") will be able to pay its debts
       as they become due in the ordinary course
       of business for a period of 12      months
       after the date of the notice of the annual
       general meeting; the assets of the Company
       and the CONTD.

CONTD  CONTD. group, valued in accordance with the               Non-Voting    No vote
       accounting policies used in the   latest audited
       annual group financial statements, will exceed
       the liabilities of the Company and the group
       for a period of 12 months after the date of
       the  notice of the AGM; the share capital and
       reserves of the Company and the      group
       will be adequate for ordinary business purposes
       for a period of 12      months after the date
       of the notice of the annual general meeting;
       and the    working capital of the Company and
       the group will be adequate for ordinary
       business purposes for a period of 12 months
       after the date of the notice of   the annual
       general meeting and the purpose of this general
       authority is to    authorize the Company's
       Directors to return excess cash resources to
       shareholders on a pro rata basis if
       they deem appropriate

24     Approve the provisions of Schedule 14 of the              Mgmt          For                            For
       JSE Listings Requirements, which prescribe
       the requirements for share incentive schemes
       of Companies listed on the JSE, were amended
       during 2008, Liberty Holdings Limited is required
       to    make appropriate amendments to the Liberty
       Equity Growth Scheme by no later   than 01
       JAN 2011, Resolution 24 set out below is required
       in order for the    Liberty Equity Growth Scheme
       to comply with the provisions of Schedule 14,
       the marked-up Liberty Equity Growth Scheme
       document incorporating the         amendments
       contained within this resolution 24 is available
       for inspection at the Company's registered
       office, being 1 Ameshoff Street, Braamfontein,
       2001; in accordance with Schedule 14 of the
       JSE Listings Requirements that the      provisions
       of the Liberty Equity Growth Scheme are amended
       as specified: a)   by the deletion of Clause
       1.19, which contains the definition; b) by
       the      insertion CONTD.

CONTD  CONTD. of the specified number and words in               Non-Voting    No vote
       Clause 3.1; c) by the deletion of the following
       words in Clause 3.2; d) by the deletion of
       the specified Clause 3.2.1; e) by the deletion
       of the specified words in clause 4.1; f) by
       the     insertion of the specified new clause
       4.1A; g) by the insertion of the        specified
       words in Clause 7.3; h) by the insertion of
       the specified words at  the end of Clause 7.8;
       i) by the insertion of the specified words
       in Clause   7.8.3; j) by the insertion of the
       specified clause reference in the first
       sentence of Clause 8.3; k) by the deletion
       of the specified words in Clause   8.3; l)
       by the further insertion of the specified words
       in Clause 8.3; m) by  the insertion of the
       specified words in Clause 8.4; CONTD.

CONTD  CONTD. n) by the deletion of the specified word           Non-Voting    No vote
       in Clause 8.4.3; o) by the    deletion of the
       specified Clause 8.4.4; p) by the insertion
       of the specified  new Clause 8.4A; The amended
       clauses will read as specified: 3.1, 3.2, 4.1,
       7.3, 7.8, 8.3, 8.4; in terms of the JSE Listings
       Requirements, ordinary       resolution 24
       is required to be passed by a majority of 75%
       of the votes cast in favour of such resolution
       by all shareholders present or represented
       by    proxy at the meeting

S.1    Authorize the Directors to facilitate the acquisition     Mgmt          Against                        Against
       by the Company, and/or  a subsidiary of the
       Company, from time to time of the issued shares
       of the    Company upon such terms and conditions
       and in such amounts as the Directors   of the
       Company from time to time decide, but subject
       to the provisions of the Companies Act, 61
       of 1973, as amend and the JSE Listings Requirements
       provided that the aggregate number
       of shares repurchased in terms of this
       resolution shall not exceed 10% of the Company's
       issued share capital as at   31 DEC 2009, the
       general approval given in this resolution shall
       endure until the following annual general meeting
       of the Company ( this approval shall     lapse
       unless it is renewed at the aforementioned
       annual general meeting,      provided that
       it shall not extend beyond 15 months from the
       CONTD.

CONTD  CONTD. date of registration of this special               Non-Voting    No vote
       resolution number 1); it is       recorded
       that the JSE Listings Requirements currently
       require, inter alia,    that the Company may
       make a general repurchase of securities only
       if: (i) the repurchase of securities is being
       effected through the order book operated by
       the JSE trading system and done without any
       prior understanding or            arrangement
       between the Company and the counter party (reported
       trades are    prohibited); (ii) the Company
       is authorized thereto by its Articles of
       Association; (iii) the Company is authorized
       by shareholders in terms of a    special resolution
       of the Company, in general meeting, which authority
       shall  only be valid until the next annual
       general meeting, provided it shall not    extend
       beyond 15 months from the date of the resolution;
       (iv) the repurchase  should not CONTD.

CONTD  CONTD. in aggregate in any one FY exceed 20%              Non-Voting    No vote
       of the Company's issued share    capital, as
       at the begin of that financial year; (v) at
       any point in time the Company may only appoint
       one agent to effect any repurchase(s) on the
       Company's behalf; (vi) the Company
       may only undertake a repurchase of
       securities if after such repurchase the Company
       still compiles with           shareholder spread
       requirements in terms of the JSE Listings Requirements;
       (vii) the Company or its subsidiary may
       not repurchase securities during a    prohibited
       period, unless they have in place a repurchase
       programme where the dates and quantities of
       securities to be traded during the relevant
       period    are fixed (not subject to any variation)
       and full details of the programme    have been
       disclosed in an announcement over SENS prior
       to the commencement of the CONTD.

CONTD  CONTD. prohibited period; (viii) repurchases              Non-Voting    No vote
       are not made at a price more     than 10% above
       the weighted average of the market value for
       the securities    for the 5 business days immediately
       preceding the repurchase; and (ix) a paid press
       announcement containing full details of such
       acquisition is published   as soon as the Company
       has acquired shares constituting, on a cumulative
       basis, 3% of the number of shares in issue
       prior to the acquisition; at the   present
       time the Directors have no specific intention
       with regard to the      utilisation of this
       authority, which will only be used if the circumstances
       are appropriate




--------------------------------------------------------------------------------------------------------------------------
 LIC HOUSING FINANCE LTD                                                                     Agenda Number:  702037183
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5278Z117
    Meeting Type:  AGM
    Meeting Date:  21-Jul-2009
          Ticker:
            ISIN:  INE115A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 331st MAR 2009, the profit and loss account
       for the YE 31 MAR 2009 together with reports
       of the Directors and the Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Shri S. Ravi as a Director, who retires        Mgmt          For                            For
       by rotation

4.     Re-appoint Shri K. Narasimha Murthy as a Director,        Mgmt          For                            For
       who retires by rotation

S.5    Appoint, pursuant to Section 224A of the Companies        Mgmt          For                            For
       Act, 1956 M/s. Chokshi & Chokshi, Chartered
       Accountants, Mumbai and M/s. Shah Gupta & Co.,
       Chartered Accountants, Mumbai as the Joint
       Statutory Auditors of the Company to hold the
       office from the conclusion of this AGM until
       the conclusion of the next AGM on a remuneration
       to be determined by the Board of Directors
       in consultation with them plus applicable service
       tax and reimbursement of out-of-pocket expenses
       incurred by them for the purpose of audit of
       the Company's accounts at the Registered &
       Corporate Office as well as a few Back Offices;
       authorize the Board of Director to appoint
       in consultation with the Company's Joint Statutory
       Auditors any person or persons qualified for
       appointment as the Auditor or Auditors of the
       Company under Section 226 of the Companies
       Act, 1956, to conduct audit of other Back Offices
       in India on such terms and conditions as may
       be mutually agreed depending upon the nature
       and scope of their work

6.     Appoint Shri A.S. Narayanamoorthy as a Director           Mgmt          For                            For
       of the Company, who is liable to retire by
       rotation

S.7    Authorize the Board, pursuant to Section 81(1A)           Mgmt          For                            For
       and all other applicable provisions of the
       Companies Act, 1956 [including any statutory
       modification or re-enactment thereof, for the
       time being in force] and enabling provisions
       of the Memorandum and Articles of Association
       of L1C Housing Finance Limited hereinafter
       referred to as 'the Company' and the Listing
       Agreements entered into by the Company with
       the Stock Exchanges where the shares of the
       Company are listed and subject to the provisions
       of Chapter XIII-A of the SEBI [Disclosure and
       Investor Protection] Guidelines, 2000 ['SEBI
       DIP Guidelines'], the provisions of the Foreign
       Exchange Management Act, 1999 and the Foreign
       Exchange Management [Transfer or Issue of Security
       by a Person Resident outside India] Regulations,
       2000, and such other statues, notifications,
       clarifications, circulars, rules and regulations
       as may be applicable and relevant, as amended
       from time to time, guidelines or laws and/or
       any approval, Consent permission and/or sanction
       of the Central Government, Reserve Bank of
       India and any other appropriate authorities
       [hereinafter collectively referred to as the
       appropriate authorities] and subject to such
       conditions as may be prescribed by any of them
       while granting any such approval, consent,
       permission and/or sanction [herein referred
       to as 'the requisite approvals, and which may
       be agreed to by the Board of Directors of the
       Company [hereinafter called 'the Board' which
       term shall be deemed to include any committee
       which the Board may have constituted or hereinafter
       constitute to exercise its powers including
       the powers conferred by this resolution], to
       create, offer, issue and allot equity shares/fully
       convertible debentures/partly convertible debentures/non
       convertible debentures with warrants/any other
       securities convertible into or exchangeable
       with equity shares on such date as may be determined
       by the Board and within the period prescribed
       under applicable Laws [hereinafter referred
       to as the 'Securities'] to Qualified Institutional
       Buyers (QIBs) as per the SEBI DIP Guidelines,
       whether or not such investors are Members of
       the Company, through a placement document(s),
       at such time or times in one or more tranche
       or tranches, at the price of the equity shares
       or securities to be issued may be decided at
       the time of launching the issue by the Committee
       namely, QIP Issue Committee formed by the Board,
       keeping in view the prescribed guidelines,
       namely, SEBI DIP Guidelines; approve the relevant
       date for the purpose of pricing of the securities
       proposed to be issued in accordance with SEBI
       DIP Guidelines, shall be the date of the meeting
       in which the Board [which expression includes
       Committee i.e. QIP Issue Committee constituted
       to exercise its powers] decides to open the
       issue of the Securities, subsequent to the
       receipt of the shareholders approval in terms
       of Section 81(lA) and other applicable provisions,
       if any of the Companies Act, 1956 and other
       applicable Laws, regulations and guidelines
       in relation to the proposed issue of the securities
       through a Qualified Institutional Placement
       (QIP) In accordance with Chapter XIII-A of
       the SEBI DIP Guidelines as mentioned in the
       resolution above; the equity shares allotted
       in terms of this resolution shall rank pari
       passu in all respects with the existing equity
       shares of the Company; authorize the Board
       to appoint such consultants, lead managers,
       underwriters, guarantors, depositories, custodians,
       registrars, stabilizing agent, trustees, bankers,
       lawyers and any other advisors, professionals
       and intermediaries and all such agencies as
       may be involved or concerned in such offerings
       of specified Securities and to remunerate them
       by way of commission, brokerage, fees or the
       like and to enter into and execute all contracts,
       agreements, arrangements/MOUs/documents with
       such agencies as may be required or desirable
       in connection with the issue of securities;
       to delegate all or any of its power to QIP
       Issue Committee to give effect to the aforesaid
       resolutions and is authorized to take such
       steps and to do all such acts, deeds, matters
       and things and accept any alterations or modification(s)
       as they may deem fit and proper and give such
       directions as may be necessary to settle any
       question or difficulty that may arise in regard
       to issue and allotment of securities; authorize
       the Board on behalf of the Company to take
       all actions and do all such acts, deeds, matters
       and things as it may, in its absolute discretion,
       deem necessary, desirable or expedient to the
       issue or allotment of aforesaid securities
       and listing thereof with the stock exchange(s)as
       appropriate and to resolve and settle all question
       and difficulties that may arise in the proposed
       issue, offer and allotment of any of the said
       securities, utilization of the issue proceeds
       and to do all acts, deeds and things in connection
       therewith and incidental thereto as the Board
       in its absolute discretion deem fit, without
       being required to seek any further consent
       or approval of the Members or otherwise to
       the end and intent that they shall be deemed
       to have given their approval thereto expressly
       by the authority of this resolution




--------------------------------------------------------------------------------------------------------------------------
 LIG INSURANCE CO LTD, SEOUL                                                                 Agenda Number:  702441522
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5277H100
    Meeting Type:  AGM
    Meeting Date:  11-Jun-2010
          Ticker:
            ISIN:  KR7002550002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the 52th financial statement, income              Mgmt          For                            For
       statement and the proposed       disposition
       of retained earning

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of Directors candidates: Woo Jin Kim             Mgmt          For                            For
       (external) Sung Joon Lim        (non-permanent
       Directors) Bon Sang Goo

4      Elect the Audit committee members who are the             Mgmt          For                            For
       external Directors Candidate:   Seong Joon
       IM

5      Approve the 53th remuneration limit of the Directors      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LION INDUSTRIES CORPORATION BERHAD                                                          Agenda Number:  702144647
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5306T109
    Meeting Type:  AGM
    Meeting Date:  24-Nov-2009
          Ticker:
            ISIN:  MYL4235OO007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and Audited financial       Mgmt          For                            For
       statements for the FYE 30 JUN 2009

2.     Approve the payment of a first and final dividend         Mgmt          For                            For
       of 1.0% less 25% Malaysian Income Tax

3.     Approve the payment of Directors' fees amounting          Mgmt          For                            For
       to MYR 210,000

4.     Re-elect Y. Bhg. Tan Sri Asmat bin Kamaludin              Mgmt          For                            For
       as a Director, who retire by rotation, in accordance
       with Article 98 of the Company's Articles of
       Association

5.     Re-elect Mr. Heah Sieu Lay as a Director, who             Mgmt          For                            For
       retire by rotation, in accordance with Article
       98 of the Company's Articles of Association

6.     Re-appoint Y. A. Bhg. Tun Musa Hitam as a Director        Mgmt          For                            For
       of the Company to hold office until the next
       AGM of the Company, pursuant to Section 129(6)
       of the Companies Act, 1965

7.     Re-appoint Y. Bhg. Dato' Kamaruddin @ Abas bin            Mgmt          For                            For
       Nordin as a Director of the Company to hold
       office until the next AGM of the Company, pursuant
       to Section 129(6) of the Companies Act, 1965

8.     Re-appoint the Auditors to hold office until              Mgmt          For                            For
       the conclusion of the next AGM and authorize
       the Directors to fix their remuneration

9.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       132D of the Companies Act, 1965 and subject
       to the approval of all relevant authorities
       being obtained, to issue shares in the Company
       at any time and upon such terms and conditions
       and for such purposes as the Directors may,
       in their absolute discretion deem fit, provided
       that the aggregate number of shares issued
       pursuant to this resolution does not exceed
       10% of the issued and paid-up capital of the
       Company for the time being and [Authority shall
       continue to be in force until the conclusion
       of the next AGM of the Company]

10.    Authorize the Company and its subsidiaries to             Mgmt          For                            For
       enter into recurrent related party transactions
       of a revenue or trading nature which are necessary
       for its day-to-day operations as detailed in
       paragraph 3.3 and with those related parties
       as specified in paragraph 3.2 of Part A of
       the Circular to Shareholders of the Company
       dated 02 NOV 2009 ('Related Parties') which
       has been despatched to the shareholders of
       the Company, provided that such transactions
       are undertaken in the ordinary course of business
       and are on normal commercial terms which are
       consistent with the Group's usual business
       practices and policies, and on terms not more
       favourable to the Related Parties than those
       generally available to the public and are not
       to the detriment of the minority shareholders;
       and [Authority expires at the earlier of the
       conclusion of the next AGM of the Company at
       which time it will lapse, unless by a resolution
       passed at the meeting, the authority is renewed
       or the expiration of the period within which
       the next AGM after that date is required to
       be held pursuant to Section 143(1) of the Companies
       Act, 1965 (but must not extend to such extension
       as may be allowed pursuant to Section 143(2)
       of the Companies Act, 1965)]; and authorize
       the Directors of the Company to complete and
       do all such acts and things to give effect
       to the transactions contemplated and/or authorized
       by this ordinary resolution

11.    Authorize the Company, subject to the Companies           Mgmt          For                            For
       Act, 1965, the provisions of the Articles of
       Association of the Company, the Bursa Malaysia
       Securities Berhad ('Bursa Securities') Main
       Market Listing Requirements, and the approvals
       of all relevant governmental and/or regulatory
       authorities, to buy-back such amount of ordinary
       shares of MYR 1.00 each in the Company as may
       be determined by the Directors of the Company
       from time to time through Bursa Securities
       upon such terms and conditions as the Directors
       may deem fit and expedient in the interest
       of the Company provided that: (i) the aggregate
       number of shares bought-back does not exceed
       10% of the total issued and paid-up capital
       of the Company at any point of time; and (ii)
       the maximum amount of funds to be allocated
       for the share buy-back shall not exceed the
       amount of the retained profits or the share
       premium of the Company or both (hereinafter
       referred to as the 'Proposed Share Buy-Back');
       and [Authority expires at the earlier of the
       conclusion of the next AGM of the Company,
       unless by ordinary resolution passed at that
       meeting, the authority is renewed, either unconditionally
       or subject to conditions; or the expiration
       of the period within which the next AGM after
       that date is required by law to be held]; and
       authorize the Directors of the Company to decide
       in their absolute discretion to retain the
       ordinary shares of MYR 1.00 each in the Company
       so purchased by the Company as treasury shares
       and/or cancel them and to distribute the treasury
       shares as share dividends and/or resell the
       treasury shares; and further, to take all such
       steps as are necessary or expedient and/or
       enter into any and all agreements, arrangements
       and guarantee with any party or parties to
       implement, finalize and give full effect to
       the Proposed Share Buy-Back with full powers
       to assent to any conditions, modifications,
       revaluations, variations and/or amendments
       (if any) as may be imposed by the relevant
       authorities

       To transact any other business                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 LITE-ON TECHNOLOGY CORP                                                                     Agenda Number:  702456559
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5313K109
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002301009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 679154 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    To report the 2009 business operations                    Non-Voting    No vote

A.2    To report the 2009 audited reports                        Non-Voting    No vote

A.3    To report the establishment for the rules of              Non-Voting    No vote
       the Board meeting

A.4    To report the revision to the employee stock              Non-Voting    No vote
       options plan

A.5    To report the proposal of merger with the subsidiaries    Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 2.25 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings and staff bonus, proposed stock dividend:
       5 for 1,000 shares held

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans and the procedures of endorsement and
       guarantee

B61.1  Election of Raymond Soong [ID/Shareholder No:             Mgmt          For                            For
       1] as a Director

B61.2  Election of Lite-On Capital Inc/David Lin [ID/Shareholder Mgmt          For                            For
       No: 28383] as a Director

B61.3  Election of Dorcas Investment Co., Ltd../Joseph           Mgmt          For                            For
       Lin [ID/Shareholder No: 617] as a Director

B61.4  Election of Lite-On Capital Inc/Warren Chen               Mgmt          For                            For
       [ID/Shareholder No: 28383] as a Director

B61.5  Election of Ta-Sung Investment Co., Ltd./Keh-Shew         Mgmt          For                            For
       Lu [ID/Shareholder No: 59285] as a Director

B61.6  Election of Ta-Sung Investment Co., Ltd./Rick             Mgmt          For                            For
       Wu [ID/Shareholder No: 59285] as a Director

B61.7  Election of Yuan Pao Development & Investment             Mgmt          For                            For
       Co. Ltd./Ch Chen [ID/Shareholder No: 103603]
       as a Director

B61.8  Election of Yuan Pao Development & Investment             Mgmt          For                            For
       Co. Ltd./David Lee [ID/Shareholder No: 103603]
       as a Director

B62.1  Election of Kuo-Feng Wu [ID/Shareholder No:               Mgmt          For                            For
       435271] as an Independent Director

B62.2  Election of Harvey Chang [ID/Shareholder No:              Mgmt          For                            For
       441272] as an Independent Director

B62.3  Election of Edward Yang [ID/Shareholder No:               Mgmt          For                            For
       435270] as an Independent Director

B.7    Approve the proposal to release the prohibition           Mgmt          For                            For
       on the Directors from participation in competitive
       business

B.8    Other issues and extraordinary motions                    Mgmt          Against                        Against

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LLX LOGISTICA S A                                                                           Agenda Number:  702370420
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6398Y105
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRLLXLACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1      Amend the Article 5 of the corporate By-Laws              Mgmt          For                            For
       of the Company in such a way as to reflect
       the increase of the share capital, within the
       Authorized limit established by Article 6 of
       the corporate By-Laws, approved by the Board
       of Directors of the Company




--------------------------------------------------------------------------------------------------------------------------
 LLX LOGISTICA S A                                                                           Agenda Number:  702365671
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6398Y105
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRLLXLACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

1      Approve to receive the administrators accounts,           Mgmt          For                            For
       to examine, discuss and vote  on the financial
       statements accompanied by the Independent Auditors
       report    regarding the FYE 31 DEC 2009

2      Approve to decide on the allocation of the net            Mgmt          For                            For
       profits from the FY

3      Re-election of the Members of the Board of Directors      Mgmt          For                            For

4      Approve to set the total annual remuneration              Mgmt          For                            For
       for the Members of the Directors




--------------------------------------------------------------------------------------------------------------------------
 LOCALIZA RENT A CAR SA                                                                      Agenda Number:  702322520
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6330Z111
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  BRRENTACNOR4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1.1    Approve the proposal from the management for              Mgmt          For                            For
       the following amendments in the  Corporate
       bylaws of the Company and their consolidation,
       to amend the order   of Chapter IV to VI, with
       Chapter VI, general meeting, becoming Chapter
       IV,   and the consequent renumbering of Articles
       9 through 20

1.2    Approve the proposal from the management for              Mgmt          For                            For
       the following amendment in the   Corporate
       bylaws of the Company and their consolidation,
       to amend the wording of line R of Article 10
       to give the Board of Directors the authority
       to        determine the vote of the Company
       or give voting instruction in all the
       Shareholders meetings of its subsidiaries

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 LOCALIZA RENT A CAR SA                                                                      Agenda Number:  702332987
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6330Z111
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  BRRENTACNOR4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Receive the administrators accounts, to examine,          Mgmt          For                            For
       discuss and vote on the      administrations
       report, the financial statements and the accounting
       statements accompanied by the Independent
       Auditors report regarding the FYE   on 31 DEC
       2009

2      Approve to decide regarding the allocation of             Mgmt          For                            For
       the net profit from the FYE on  31 DEC 2009,
       the distribution of dividends to the shareholders,
       the interest  on shareholder equity and the
       Bylaws reserve

3      Ratify the decision of the Board of Directors             Mgmt          For                            For
       in a meeting on 06 OCT 2009,    approving the
       appointment of the member of the Board of Directors
       Maria       Leticia De Freitas Costa, to replace
       Paulo Roberto Nunes Guedes, who resigned on
       30 SEP 2009, from his position as a member
       of the Board of Directors, in   accordance
       with the terms of Article 9, paragraph 3, of
       the corporate Bylaws  of the Company and Article
       150 of law 6404 76




--------------------------------------------------------------------------------------------------------------------------
 LOCALIZA RENT A CAR SA, BELO HORIZONTE                                                      Agenda Number:  702177228
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6330Z111
    Meeting Type:  EGM
    Meeting Date:  28-Dec-2009
          Ticker:
            ISIN:  BRRENTACNOR4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

A.     Approve the merger of its wholly-owned subsidiary         Mgmt          For                            For
       Localiza Franchising        Internacional S.A

B.     Approve the protocol and justification for the            Mgmt          For                            For
       merger of its wholly-owned     subsidiary Localiza
       Franchising Internacional S.A

C.     Ratify the choice made by the Management of               Mgmt          For                            For
       the Company of the Specialized    Company for
       the preparation of the book valuation report
       of the net worth of  its wholly-owned subsidiary
       Localiza Franchising Internacional S.A necessary
       for the merger intended by the parent Company
       Localiza Rent A Car S.A

D.     Approve the valuation report for its wholly-owned         Mgmt          For                            For
       subsidiary Localiza         Franchising Internacional
       S.A, presented by the specialized Company to
       the    Management of the Company




--------------------------------------------------------------------------------------------------------------------------
 LOJAS AMERICANAS SA                                                                         Agenda Number:  702360087
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6329M105
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRLAMEACNPR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 'V' ONLY. THANK  YOU.

I      Receive the administrators accounts, and vote             Non-Voting    No vote
       on the administrations report,  financial statements
       and Independent Auditors opinion regarding
       the FYE 31    DEC, 2009

II     Approve the capital budget for the year 2009              Non-Voting    No vote

III    Approve the allocation of net profits for the             Non-Voting    No vote
       FYE 31 DEC, 2009, as well as to ratify the
       distribution of dividends and the interest
       over capital approved   by the Board of Directors
       in their meeting held on 11 MAR 2010

IV     Approve to set the total and annual remuneration          Non-Voting    No vote
       of the administrators, for   the 2010 FY

V      Elect the members of the Board of Directors               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LOJAS RENNER SA, PORTO ALEGRE                                                               Agenda Number:  702306259
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6332C102
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  BRLRENACNOR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NAMES. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve the financial statements relating to              Mgmt          For                            For
       the FYE on 31 DEC 2009

2      Approve the distribution of the profits from              Mgmt          For                            For
       the FY and to distribute         dividends

3      Election of Claudio Thomaz Lobo Sonder, Egon              Mgmt          For                            For
       Handel, Jose Gallo, Francisco Roberto Andre
       Gros, Miguel Gellert Krigsner, Pedro Pezzi
       Eberle, Deborah Patricia Wright as the Members
       of the Board of Directors and approve to set
       their remuneration

4      Election of Members of the Finance Committee:             Mgmt          For                            For
       Principal: Francisco Sergio Quintana Da Rosa,
       Helena Turola De Araujo Penna, Isabel Da Silva
       Ramos Kemmelmeier;  Substitute: Ricardo Gus
       Maltz, Joao Luiz Borsoi, Roberto Frota Decourt
       and approve to set their remuneration




--------------------------------------------------------------------------------------------------------------------------
 LOTTE SHOPPING CO LTD                                                                       Agenda Number:  702097545
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5346T119
    Meeting Type:  EGM
    Meeting Date:  20-Nov-2009
          Ticker:
            ISIN:  KR7023530009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

1.     Approve the physical division                             Mgmt          For                            For

       PLEASE NOTE THAT THE ISSUING COMPANY WILL OWN             Non-Voting    No vote
       100% OF SHARES OF NEWLY ESTABLISHED COMPANY
       RESULTED FROM THE ABOVE SPIN-OFF. THEREFORE
       THIS SPIN-OFF DOES NOT AFFECT ON YOUR HOLDINGS.
       THANK YOU.

       SINCE THIS IS A PHYSICAL SPIN OFF, NO BUY BACK            Non-Voting    No vote
       OFFER WILL BE GIVEN. THERE WILL BE NO POSITION
       EFFECT TO THE LOTTE SHOPPING SHAREHOLDERS POSITION
       AT ALL.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting    No vote
       OF ADDITIONAL COMMENTS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LOTTE SHOPPING CO LTD                                                                       Agenda Number:  702277218
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5346T119
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  KR7023530009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the balance sheet, income statement               Mgmt          For                            For
       and statement of appropriation of retained
       earnings for FYE DEC 2009

2      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3.1    Election of Seungheui Jowa, Seho Kim, Kyungbeom           Mgmt          For                            For
       Park, Sehun Kim, Hongro Lee

3.2    Election of Dongbin Sin, Inwon Lee, Cheolwoo              Mgmt          For                            For
       Lee, Youngja Sin as the Inside

3.3    Election of Kyungbeom Park, Sehun Kim Hongro              Mgmt          For                            For
       Lee as the Audit Committee

4      Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LPP S.A., GDANSK                                                                            Agenda Number:  702002469
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5053G103
    Meeting Type:  EGM
    Meeting Date:  03-Jul-2009
          Ticker:
            ISIN:  PLLPP0000011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the meeting                                    Mgmt          No Action

2.     Approve the statement of the meeting's legal              Mgmt          No Action
       validity

3.     Appoint the Scrutiny Commission                           Mgmt          No Action

4.     Approve the agenda                                        Mgmt          No Action

5.     Approve the Supervisory Board's report concerning         Mgmt          No Action
       the proposed agenda

6.1    Approve the Management's report concerning the            Mgmt          No Action
       exclusion of the existing shareholders: right
       to subscribe Bonds convertible to shares

6.2    Approve the Management's report concerning the            Mgmt          No Action
       exclusion of the existing shareholders: right
       to subscribe shares converted from the Bonds

7.     Approve the Management's report concerning amendments     Mgmt          No Action
       to the Company's Statute text due to increase
       of the Company's share capital

8.     Adopt the resolution on: a) issue of the Convertible      Mgmt          No Action
       Bonds, b) increase of the Company's share capital,
       c) exclusion of the preemptive right of the
       existing shareholders to subscribe Bonds, d)
       exclusion of the preemptive rights of the shares
       based on the Convertible Bonds, e) amendment
       to the Company's Statute text

9.     Authorize the Supervisory Board to approve the            Mgmt          No Action
       Company's Statute text due to increase of the
       Company share capital

10.    Adopt the concerning registration new issure              Mgmt          No Action
       shares in the NDS

11.    Adopt the changes to the Company's Statute text           Mgmt          No Action

12.    Authorize the Supervisory Board to approve the            Mgmt          No Action
       uniform Statute text

13.    Adopt the changes to the Rules of Company's               Mgmt          No Action
       meetings

14.    Closing of the meeting                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 LPP S.A., GDANSK                                                                            Agenda Number:  702184766
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5053G103
    Meeting Type:  EGM
    Meeting Date:  20-Jan-2010
          Ticker:
            ISIN:  PLLPP0000011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the general meeting and elect the              Mgmt          For                            For
       Chairman of the general meeting

2      Approve that the EGM of shareholders was convened         Mgmt          For                            For
       properly and is able to     adopt resolutions

3      Elect the Ballot Counting Committee                       Mgmt          For                            For

4      Approve the agenda                                        Mgmt          For                            For

5      Receive the Supervisory Board's resolution on             Mgmt          For                            For
       the opinion concerning matters  presented in
       the agenda of the GMS

6      Adopt the resolution on changes to Paragraph              Mgmt          For                            For
       3 point 11 of the Resolution No. 4 2009 of
       the EGM's that took place on 03 JUL 2009 on
       I issue of Board of     Directors convertible
       to shares of the Company II conditional increase
       of the Company's share capital III excluding
       rights for current shareholders         concerning
       bonds convertible to shares and rights to shares
       issued after      conversion bonds to shares

7      Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LPP S.A., GDANSK                                                                            Agenda Number:  702465255
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5053G103
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  PLLPP0000011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the meeting and election of the Chairman       Mgmt          For                            For
       of the meeting

2      Approve the validation of convening the AGM               Mgmt          For                            For
       and its ability to make binding   resolutions,
       preparing of the attendance list

3      Election of the Voting Commission                         Mgmt          For                            For

4      Approve the agenda                                        Mgmt          For                            For

5.A    Approve the opinion concerning issues to be               Mgmt          For                            For
       discussed during the meeting

5.B    Approve the evaluation of the financial statement         Mgmt          For                            For
       of the Company for 2009 and the management
       Board's report on the activity of the Company
       for 2009

5.C    Approve the evaluation of the consolidated financial      Mgmt          For                            For
       statement of the Capital Group for 2009 and
       the management Board's report on the activity
       of the       Capital Group for 2009

5.D    Approve the allocation of profits for 2009                Mgmt          For                            For

5.E    Approve the evaluation of the Management Board            Mgmt          For                            For
       resolution on allocation of    profits for
       2009

5.F    Approve the complex evaluation of the Company             Mgmt          For                            For
       s standing in 2009 including  i  evaluation
       of the financial reporting  ii  evaluation
       of internal control    and risk Management
       system  iii  evaluation of the financial auditing
       iv     evaluation of the independence of the
       statutory auditor  v  own assesment of  the
       Supervisory Board

6      Approve the management Board's report on the              Mgmt          For                            For
       activity of the Company for 2009 and the management
       Board s report on the activity of the Capital
       Group for    2009

7      Approve the Supervisory Board report on the               Mgmt          For                            For
       activity in 2009

8      Approve the financial statement for 2009                  Mgmt          For                            For

9      Approve of the consolidated financial statement           Mgmt          For                            For
       of the capital group for 2009

10     Approve the vote of acceptance to the Management          Mgmt          For                            For
       Board

11     Approve the vote of acceptance to the Supervisory         Mgmt          For                            For
       Board

12     Approve the allocation of profits for 2009                Mgmt          For                            For

13     Approve the motivational program for the management       Mgmt          For                            For
       Board and most important  employees for the
       years 2011 2013

14     Approve the presentation of the Management Board          Mgmt          Against                        Against
       resolutions including        opinion justifying
       exclusion from the current shareholders of
       i  issue       rights to subscription warrants
       entitling to take up series l shares  ii
       issue rights to series l shares and the
       way of determining issue price and    free
       feature of subscription warrants

15     Approve the resolution on issue of subscription           Mgmt          Against                        Against
       warrants with exclusion of    issue rights
       to the current shareholders conditional share
       capital increase,  trough issue of shares with
       no issue right to the current shareholders

16     Authorize the Supervisory Board to introduce              Mgmt          For                            For
       changes in the Company s statute connected
       with increase of share capital in the scope
       of conditional share    capital increase and
       issue of shares and to establish uniform text
       of the     statute

17     Approve the resolutions on  i  the agreement              Mgmt          For                            For
       with the NDS on registration of  shares issued
       in the scope of conditional share capital increase
       ii          applying to introduce new shares
       to the Public Trading  iii
       dematerialization of new shares

18     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LS CORPORATION                                                                              Agenda Number:  702231779
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5274S109
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  KR7006260004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF ABSTAIN          Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT ABSTAIN AS A VALID VOTE OPTION.

1.     Approve the financial statements                          Mgmt          For                            For

2.     Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

3.     Elect the Directors                                       Mgmt          For                            For

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LS INDUSTRIAL SYSTEMS CO LTD, SEOUL                                                         Agenda Number:  702269728
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5275U103
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7010120004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE       ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

-      THE ISSUING COMPANY WILL OWN 100% OF SHARES               Non-Voting    No vote
       OF NEWLY ESTABLISHED COMPANY      RESULTED
       FROM THE ABOVE SPIN-OFF. THEREFORE THIS SPIN-OFF
       DOES NOT AFFECT ON  SHAREHOLDERS OF THE COMPANY

1      Approve the 36th balance sheet, income statement,         Mgmt          For                            For
       and proposed disposition of retained earning

2      Approve the spin-off                                      Mgmt          For                            For

3      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

4      Election of Jayeop Gu, Wonil Kim  External                Mgmt          For                            For
       Wonje Jo as the Directors

5      Election of the Outside Directors as the Auditor          Mgmt          For                            For
       Committee Members

6      Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LUKA KOPER, KOPER                                                                           Agenda Number:  702025380
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5060A107
    Meeting Type:  AGM
    Meeting Date:  13-Jul-2009
          Ticker:
            ISIN:  SI0031101346
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 588272 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A MEETING-SPECIFICNon-Voting    No vote
       POWER OF ATTORNEY [POA] SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. THE POA MUST BE NOTARIZED AND APOSTILLIZED.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       FOR DETAILS. THANK YOU.

1.     Opening of the general assembly and constitution          Mgmt          For                            For
       of a quorum

2.     Elect the working bodies of the general assembly          Mgmt          For                            For

3.     Approve the endorsement of the annual report              Mgmt          For                            For

4.1    Approve the appointment of distributable profit           Mgmt          For                            For
       for 2008 in amount EUR 19,401,856,28 is apportioned
       as follows: amount EUR 12,534,194,12 retained
       net profit from 2007 is allocated to other
       profit reserves remaining profit, EUR 6,867,662,16
       composed of net profit for 2008, is allocated
       to other profit reserves for investment in
       port infrastructure

4.2    Grant discharge to the Management Board                   Mgmt          For                            For

4.3    Grant discharge to the Supervisory Board                  Mgmt          For                            For

5.     Elect the Employee's representatives to the               Mgmt          For                            For
       Company's Supervisory Board

6.     Approve to determine the gross attendance fees            Mgmt          For                            For
       and reimbursement of expenses to Members of
       Supervisory Board and its Commissions

7.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve the information on the expiry of mandate
       of the Supervisory Board Members

8.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Appoint a New Supervisory Board Members

9.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve to recall of the Supervisory Board
       Member

10.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Appoint a New Supervisory Board Members

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Appoint the authorized Auditors for FY 2009




--------------------------------------------------------------------------------------------------------------------------
 LUKA KOPER, KOPER                                                                           Agenda Number:  702250325
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5060A107
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  SI0031101346
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A MEETING-SPECIFICNon-Voting    No vote
       POWER OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND
       EXECUTE YOUR VOTING INSTRUCTIONS IN THIS
       MARKET. ABSENCE OF A POA MAY CAUSE   YOUR INSTRUCTIONS
       TO BE REJECTED. THE POASHOULD BE PRINTED ON
       COMPANY         LETTERHEAD AND SIGNED ACCORDING
       TO SIGNATORY LIST IN PLACE. THE POA MUST ALSO
       BE NOTARIZED AND APOSTILLIZED. PLEASE CONTACT
       YOUR CLIENT SERVICE             REPRESENTATIVE
       FOR DETAILS. THANK YOU.

1      Opening of the general assembly and constitution          Mgmt          For                            For
       of a quorum

2      Election of the Working Bodies of the general             Mgmt          For                            For
       assembly

3      Approve the introduction of special audit report          Mgmt          For                            For
       of Luka Koper commissioned   on the basis of
       the Company's general assembly resolution of
       20 MAR 2009




--------------------------------------------------------------------------------------------------------------------------
 LUKOIL OIL COMPANY JSC, MOSCOW                                                              Agenda Number:  702455002
--------------------------------------------------------------------------------------------------------------------------
        Security:  677862104
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  US6778621044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report of OAO 'LUKOIL' for             Mgmt          For                            For
       2009 and the annual financial statements, including
       the income statements [profit and loss accounts]
       of the Company, and the distribution of profits

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS. THANK
       YOU.

2.1    Election ALEKPEROV, Vagit Yusufovich to the               Mgmt          For                            For
       Board of Directors

2.2    Election BELIKOV, Igor Vyacheslavovich to the             Mgmt          For                            For
       Board of Directors

2.3    Election BLAZHEEV, Victor Vladimirovich to the            Mgmt          For                            For
       Board of Directors

2.4    Election WALLETTE (Jr.), Donald Evert to the              Mgmt          For                            For
       Board of Directors

2.5    Election GRAYFER, Valery Isaakovich to the Board          Mgmt          For                            For
       of Directors

2.6    Election GREF, Herman Oskarovich to the Board             Mgmt          For                            For
       of Directors

2.7    Election ESAULKOVA, Tatiana Stanislavovna to              Mgmt          For                            For
       the Board of Directors

2.8    Election IVANOV, Igor Sergeevich to the Board             Mgmt          For                            For
       of Directors

2.9    Election MAGANOV, Ravil Ulfatovich to the Board           Mgmt          For                            For
       of Directors

2.10   Election MIKHAILOV, Sergei Anatolievich to the            Mgmt          For                            For
       Board of Directors

2.11   Election of MOBIUS, Mark to the Board of Directors        Mgmt          For                            For

2.12   Election of SHOKHIN, Alexander Nikolaevich to             Mgmt          For                            For
       the Board of Directors

3.1    Election IVANOVA, Lyubov Gavrilovna as a Member           Mgmt          For                            For
       to the Audit Commission

3.2    Election KONDRATIEV, Pavel Gennadievich as a              Mgmt          For                            For
       Member to the Audit Commission

3.3    Election NIKITENKO, Vladimir Nikolaevich as               Mgmt          For                            For
       a Member to the Audit Commission

4.1    Approve to pay remuneration and reimburse expenses        Mgmt          For                            For
       to members of the Board of Directors of OAO
       "LUKOIL" as specified

4.2    Approve to deem it appropriate to establish               Mgmt          For                            For
       additional remuneration for newly elected Members
       of the Board of Directors for their participation
       in conferences and other events on written
       instructions of the Chairman of the Board of
       Directors, in an amount of 104,000 roubles,
       and to retain the amounts of remuneration for
       Members of the Board of Directors of OAO "LUKOIL"
       established by decision of the AGM of OAO "LUKOIL"
       of 26 JUN 2008 (Minutes No. 1)

5.1    Approve to pay remuneration to each of the Members        Mgmt          For                            For
       of the Audit Commission of OAO "LUKOIL" in
       the amount established by decision of the AGM
       of OAO "LUKOIL" of 26 JUN 2008 (Minutes No.
       1) - 2,600,000 roubles

5.2    Approve to deem it appropriate to retain the              Mgmt          For                            For
       amounts of remuneration for Members of the
       Audit Commission of OAO "LUKOIL" established
       by decision of the AGM of OAO "LUKOIL" of 26
       JUN 2008 (Minutes No. 1)

6.     Approve the Independent Auditor of OAO "LUKOIL"-          Mgmt          For                            For
       Closed Joint Stock Company KPMG

7.     Approve the amendments to the Regulations on              Mgmt          For                            For
       the Procedure for Preparing and Holding the
       General Shareholders Meeting of OAO "Lukoil",
       as specified

8.1    Approve the contract(s) of guarantee between              Mgmt          For                            For
       OAO "LUKOIL" (Guarantor) and Sberbank of Russia
       OAO (Bank) on the specified terms and conditions

8.2    Approve the Policy (contract) on insuring the             Mgmt          For                            For
       liability of Directors, Officers and Corporations
       between OAO "LUKOIL" (Policyholder) and OAO
       Kapital Strakhovanie (Insurer) on the specified
       terms and conditions




--------------------------------------------------------------------------------------------------------------------------
 LUPATECH SA, CAXIAS DO SUL                                                                  Agenda Number:  702389188
--------------------------------------------------------------------------------------------------------------------------
        Security:  P64028130
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRLUPAACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

A.     Approve the reference to the Company branches             Mgmt          For                            For
       in the Corporate Bylaws

B.     Approve the broadening of the Corporate purpose           Mgmt          For                            For
       of the company, in order to precisely and completely
       describe the area of business activity conducted
       by Lupatech

C.     Approve the adaptation of the share capital               Mgmt          For                            For
       and of the quantity of shares of the Company
       due to the cancellation of 6,113 shares in
       treasury

D.     Approve to change of the deadline in advance              Mgmt          For                            For
       of a general meeting for presentation of the
       documentation by the shareholders to 1 hour
       before the meeting, respecting the rules of
       the online meeting system, in which the Company
       is a participant

E.     Approve to reduce the term in office of the               Mgmt          For                            For
       Board of Directors and of the Executive Committee
       to 1 year, with the consequent amendment of
       Article 16 of the Corporate Bylaws, for the
       purpose of adapting it to the practice of the
       Company

F.     Approve the prohibition against making loans              Mgmt          For                            For
       to related parties, except to Companies controlled
       by the Company

G.     Approve the reformulation of Paragraph 11 of              Mgmt          For                            For
       Article 52 of the Corporate by Laws of the
       Company, which covers the poison pill, excluding
       the obligation for a public tender offer when
       20% of the share capital is reached through
       conversion of debentures

H.     Ratify all the acts done by the management of             Mgmt          For                            For
       the Company for the assumption of the obligations
       arising from the transaction for the private
       issuance of debentures convertible into Company
       shares

I.     Approve the annual, aggregate remuneration of             Mgmt          For                            For
       the Managers of the Company for the 2010 FY

J.     Approve the establishment of a joint venture              Mgmt          For                            For
       between the Company and the Company Penta oilfields
       services, inc

K.     Approve the establishment of any other Company            Mgmt          For                            For
       belonging to its economic group, to be governed
       in accordance with the laws of the Netherlands

L.     Approve the acquisition, in accordance with               Mgmt          For                            For
       the terms of Article 256 of Law number 6404
       of 15 DEC 1976, as amended, the Corporations
       Law, through the Company that is the object
       of the joint venture or any other Company belonging
       to its economic group, for the amount of approximately
       USD 16 million, or approximately BRL 28,800,000,
       including assumption of debt, of hydrocarbon
       services Sociedad Por Acciones Simplificada,
       HS, a Company established in accordance with
       the laws of the republic of Colombia

M.     Ratify the approval of the specialized Company            Mgmt          For                            For
       responsible for the valuation of HS

N.     Approve the consolidation of the Corporate Bylaws         Mgmt          For                            For
       of the Company to reflect the changes contained
       in items a, b, c, d, e, f , and g above




--------------------------------------------------------------------------------------------------------------------------
 LUPATECH SA, CAXIAS DO SUL                                                                  Agenda Number:  702330058
--------------------------------------------------------------------------------------------------------------------------
        Security:  P64028130
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRLUPAACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

1      Approve to examine, discuss and vote upon the             Mgmt          For                            For
       board of directors annual       report and
       the financial statements relating to FYE 31
       DEC 2009

2      Approve to allocate the results of the fiscal             Mgmt          For                            For
       year

3      Election of the members of the Board of Directors         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LUPATECH SA, CAXIAS DO SUL                                                                  Agenda Number:  702419664
--------------------------------------------------------------------------------------------------------------------------
        Security:  P64028130
    Meeting Type:  EGM
    Meeting Date:  02-Jun-2010
          Ticker:
            ISIN:  BRLUPAACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

a      Approve the reference to the Company branches             Mgmt          For                            For
       in the Corporate Bylaws

b      Approve the broadening of the Corporate purpose           Mgmt          For                            For
       of the company, in order to precisely and completely
       describe the area of business activity conducted
       by Lupatech

c      Approve the adaptation of the share capital               Mgmt          For                            For
       and of the quantity of shares of the Company
       due to the cancellation of 6,113 shares in
       treasury

d      Approve to change of the deadline in advance              Mgmt          For                            For
       of a general meeting for presentation of the
       documentation by the shareholders to 1 hour
       before the meeting, respecting the rules of
       the online meeting system, in which the Company
       is a participant

e      Approve to reduce the term in office of the               Mgmt          For                            For
       Board of Directors and of the Executive Committee
       to 1 year, with the consequent amendment of
       Article 16 of the Corporate Bylaws, for the
       purpose of adapting it to the practice of the
       Company

f      Approve the prohibition against making loans              Mgmt          For                            For
       to related parties, except to Companies controlled
       by the Company

g      Approve the reformulation of Paragraph 11 of              Mgmt          For                            For
       Article 52 of the Corporate By Laws of the
       Company, which covers the poison pill, excluding
       the obligation for a public tender offer when
       20% of the share capital is reached through
       conversion of debentures

h      Approve the consolidation of the Corporate Bylaws         Mgmt          For                            For
       of the Company to reflect the changes contained
       in items A, B, C, D, E, F, and G above

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LUPIN LTD                                                                                   Agenda Number:  702042665
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5360Z140
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2009
          Ticker:
            ISIN:  INE326A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009, profit and loss account
       for the YE on that date and reports of the
       Directors and the Auditors

2.     Declare a dividend for the YE 31 MAR 2009                 Mgmt          For                            For

3.     Re-appoint Mr. Sunil Nair as a Director, who              Mgmt          For                            For
       retires by rotation

4.     Re-appoint Ms. Vinita Gupta as a Director, who            Mgmt          For                            For
       retires by rotation

5.     Appoint the Auditors to hold office from the              Mgmt          For                            For
       conclusion of the 27th AGM till the conclusion
       of the next AGM and to fix their remuneration

6.     Appoint Mr. Nilesh Gupta as a Director of the             Mgmt          For                            For
       Company, who holds office up to the date of
       this meeting

S.7    Amend, pursuant to the provisions of Section              Mgmt          For                            For
       31 and other applicable provisions, if any,
       of the Companies Act, 1956, [including any
       statutory modification or re enactment thereof
       for the time being inforce], and subject to
       such approvals as may be necessary, the Articles
       of Association of the Company [Articles]

8.     Authorize the Company, in terms of Section 293(1)(a)      Mgmt          For                            For
       and other applicable provisions , if any, of
       the Companies Act, 1956 for mortgaging and/or
       charging by the Board of Directors [herein
       after referred to as the Board which term shall
       include any committee thereof for the time
       being exercising the powers conferred on the
       Board by this resolution] of all the immovable
       and/or movable properties of the Company, where
       so ever situate, both present and future and/or
       the whole or substantially the whole of the
       undertaking(s) of the Company to or in favour
       of any public or private financial institutions,
       banks, mutual funds, bodies corporate or any
       other person whomsoever participating in extending
       financial assistance, to secure any term loans,
       working capital facilities, debentures or any
       other type of financial assistance, not exceeding
       INR 5000 million lent and advanced to be lent
       and advanced by them, together with interest,
       compound interest, additional interest, liquidated
       damages, premia on prepayment or on redemption,
       costs, charges or expenses or monies payable
       by the Company to them under loan agreements
       letters of sanction debenture trust deed, etc.
       ; the securities to be created by the Company
       as aforesaid may rank pari passu with the mort
       gages and/or charges already created or to
       be created in future by the Company or in such
       other manner and ranking as may be thought
       expedient by the Board and as may be agreed
       to amongst the concerned parties; authorize
       the Board to finalize and execute any and all
       agreements and documents, necessary for creating
       mortgages and/or charges as aforesaid and to
       do all such acts, deeds, matters and things
       as may be consider ed necessary, desirable
       or expedient for implementing this resolution
       and to resolve any question or doubt relating
       thereto, or other wise considered by the Board
       to be in the best interests of the Company




--------------------------------------------------------------------------------------------------------------------------
 LUZ DEL SUR SA, LIMA                                                                        Agenda Number:  702269083
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6396R110
    Meeting Type:  AGM
    Meeting Date:  24-Mar-2010
          Ticker:
            ISIN:  PEP702521001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve the annual report, balance sheet, profit          Mgmt          For                            For
       and loss statement for the   FYE 31 DEC 2009

2      Approve the allocation of profit                          Mgmt          For                            For

3      Approve the election of full and alternate members        Mgmt          For                            For
       of the Board of Directors  of the Company for
       the 2010- 2011 period

4      Approve the designation of outside Auditors               Mgmt          For                            For
       for the 2010 FY

5      Approve the remuneration for the Board of Directors       Mgmt          For                            For

6      Approve the dividend policy                               Mgmt          For                            For

7      Amend the Article 2 of the corporate By-laws              Mgmt          For                            For

8      Approve the designation of representatives to             Mgmt          For                            For
       sign the minutes




--------------------------------------------------------------------------------------------------------------------------
 LUZ DEL SUR SA, LIMA                                                                        Agenda Number:  702438551
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6396R110
    Meeting Type:  OGM
    Meeting Date:  11-Jun-2010
          Ticker:
            ISIN:  PEP702521001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Election or removal of Members of the Board               Mgmt          For                            For
       of Directors

2      Approve the designation of representatives to             Mgmt          For                            For
       sign the minutes




--------------------------------------------------------------------------------------------------------------------------
 M.A. INDUSTRIES LTD                                                                         Agenda Number:  702016658
--------------------------------------------------------------------------------------------------------------------------
        Security:  M67888103
    Meeting Type:  MIX
    Meeting Date:  05-Jul-2009
          Ticker:
            ISIN:  IL0010818198
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 587884 DUE TO DELETION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the financial statements and the Directors        Mgmt          For                            For
       report for the year 2008

2.     Appoint the Accountant-Auditors and authorize             Mgmt          For                            For
       the Board to fix their fees

3.1    Re-appoint Mr. Abraham Bigger as an Officiating           Mgmt          For                            For
       Director

3.2    Re-appoint Mr. Nochi Dankner as an Officiating            Mgmt          For                            For
       Director

3.3    Re-appoint Mr. Zvi Livnat as an Officiating               Mgmt          For                            For
       Director

3.4    Re-appoint Mr. Itzhak Manor as an Officiating             Mgmt          For                            For
       Director

3.5    Re-appoint Mr. Ra'anan Cohen as an Officiating            Mgmt          For                            For
       Director

3.6    Re-appoint Mr. Chaim Gavrieli as an Officiating           Mgmt          For                            For
       Director

3.7    Re-appoint Mr. Ami Arel as an Officiating Director        Mgmt          For                            For

3.8    Re-appoint Mr. Avi Fisher as an Officiating               Mgmt          For                            For
       Director

3.9    Re-appoint Professor. Dov Pekleman as an Officiating      Mgmt          For                            For
       Director

3.10   Re-appoint Professor. Harmona Shorek as an Officiating    Mgmt          For                            For
       Director

4.     Re-appoint Dr. Gideon Shityat as an External              Mgmt          For                            For
       Director, for an additional statutory 3 year
       period




--------------------------------------------------------------------------------------------------------------------------
 M.A. INDUSTRIES LTD                                                                         Agenda Number:  702073634
--------------------------------------------------------------------------------------------------------------------------
        Security:  M67888103
    Meeting Type:  EGM
    Meeting Date:  22-Sep-2009
          Ticker:
            ISIN:  IL0010818198
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL.

1.     Approve the extension of the exercise period              Mgmt          Against                        Against
       options of the Chairman of the Board, Mr. A.
       Bigger, to 3 until 4 years, in place of the
       original 2 years




--------------------------------------------------------------------------------------------------------------------------
 MAANSHAN IRON & STEEL CO LTD                                                                Agenda Number:  702387906
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5361G109
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  CNE1000003R8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1      Approve the work report of the Board of Directors         Mgmt          For                            For
       for the year 2009

2      Approve the work report of the Supervisory Committee      Mgmt          For                            For
       for the year 2009

3      Approve the audited financial statements for              Mgmt          For                            For
       the year 2009

4      Approve the profit distribution plan for the              Mgmt          For                            For
       year 2009

5      Approve the appointment of Ernst & Young Hua              Mgmt          For                            For
       Ming and Ernst & Young as the    Company's
       domestic and International Auditors for the
       year 2010 respectively, and authorize the Board
       of Directors to determine the remuneration
       of the     Auditors based on that in 2009




--------------------------------------------------------------------------------------------------------------------------
 MAANSHAN IRON & STL LTD                                                                     Agenda Number:  702137147
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5361G109
    Meeting Type:  EGM
    Meeting Date:  15-Dec-2009
          Ticker:
            ISIN:  CNE1000003R8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR BELOW RESOLUTION.
       THANK YOU.

1.     Approve the Sale and Purchase of Ore Agreement            Mgmt          For                            For
       for 2010 to 2012 entered into between the Company
       and Magang [Group] Holding Company Limited
       on 15 OCT 2009, the transactions contemplated
       under the agreement and the annual caps [as
       specified in the circular of the Company dated
       28 OCT 2009]




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE KOREA INFRASTRUCTURE FD                                                           Agenda Number:  702253888
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y53643105
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  KR7088980008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Re-appoint Mr. Dae Yun Cho as the MKIF'S Supervisory      Mgmt          For                            For
       Director

2      Amend the Article 45 of MKIF Articles of Incorporation    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MACRONIX INTERNATIONAL CO LTD                                                               Agenda Number:  702438715
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5369A104
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  TW0002337003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 Audited reports                                  Non-Voting    No vote

A.3    Other presentations                                       Non-Voting    No vote

B.1    Receive the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 1.5 per share

B.3    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.4    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.5    Approve to issuance of new shares via public              Mgmt          Against                        Against
       or private placement

B.6.1  Election of Miin Chyou Wu as a Director of the            Mgmt          For                            For
       Company [Shareholder No.21]

B.6.2  Election of Chih-Yuan Lu as a Director of the             Mgmt          For                            For
       Company [Shareholder No. 45641]

B.6.3  Election of Shui Ying Investment [Shareholder             Mgmt          For                            For
       No. 777505] representative: Takata Akira as
       a Director of the Company

B.6.4  Election Hung Chih Investment Corporation/Shareholder     Mgmt          For                            For
       No. 2591 representative: H. C. CHEN as a Director
       of the Company

B.6.5  Election of representative [Champion Investment           Mgmt          For                            For
       Corporation] as a Director of the Company [Shareholder
       No. 3362]

B.6.6  Election of Cheng-Yi Fang as a Director of the            Mgmt          For                            For
       Company [Shareholder No. 239]

B.6.7  Election of Chung-Laung Liu as a Director of              Mgmt          For                            For
       the Company [Shareholder No. 941249]

B.6.8  Election of [Achi Capital Limited] as a Director          Mgmt          For                            For
       of the Company [Shareholder No. 1065570]

B.6.9  Election of Dang-Hsing Yiu as a Director of               Mgmt          For                            For
       the Company [Shareholder No. 810]

B6.10  Election of Ful-Long Ni as a Director of the              Mgmt          For                            For
       Company [Shareholder No. 837]

B6.11  Election of Wen-Sen Pan as a Director of the              Mgmt          For                            For
       Company [Shareholder No. 41988]

B6.12  Election of representative [Hui Ying Investment           Mgmt          For                            For
       Ltd.] as a Director of the Company [Shareholder
       No. 280338]

B6.13  Election of Chiang Kao as an Independent Director         Mgmt          For                            For
       of the Company, Id No.: A100383701

B6.14  Election of Yan-Kuin Su as an Independent Director        Mgmt          For                            For
       of the Company, Id No.: E101280641

B6.15  Election of Ping-Tien Wu as an Independent Director       Mgmt          For                            For
       of the Company, Id No.: A104470385

B.7    Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from participation in competitive
       business

B.8    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MADECO SA                                                                                   Agenda Number:  702320730
--------------------------------------------------------------------------------------------------------------------------
        Security:  P64011102
    Meeting Type:  EGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  CLP640111025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to decrease the share capital by adjustments      Mgmt          For                            For
       from the first application of IFRS accounting
       and financial standards, in accordance with
       circular number 1945 of 29 SEP 2009 from the
       Superintendency of Securities and Insurance,
       introducing into the corporate bylaws all the
       relevant changes

2.     Approve to pass all the other resolutions that            Mgmt          For                            For
       may be necessary or convenient to bring about
       carry out and complement the resolutions that
       the meeting passes in relation to the matter
       described above

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MAGNITOGORSK IRON & STEEL WORKS JSC, MAGNITOGORSK                                           Agenda Number:  702167506
--------------------------------------------------------------------------------------------------------------------------
        Security:  559189204
    Meeting Type:  EGM
    Meeting Date:  26-Dec-2009
          Ticker:
            ISIN:  US5591892048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT AS THE MEETING DATE FALLS ON             Non-Voting    No vote
       25 DEC 2009, WHICH IS A GLOBAL HOLIDAY AND
       THE MAINFRAMES, DOES NOT ACCEPT THE SAME, THE
       MEETING DATE HAS BEEN CHANGED TO 26 DEC 2009.
       THANK YOU

1.     Approve, pursuant to Paragraph 1 of Article               Mgmt          For                            For
       81 and Paragraph 4, subparagraph 1 of Paragraph
       6 of Article 83 of the Federal Law of the Russian
       Federation 'On Joint Stock Companies', the
       interested party transaction regarding signing
       additional agreement # 2 to non-revolving credit
       facility agreement # 9644 dated 26 DEC 2008
       between OJSC MMK and Sberbank of Russia OJSC
       on the specified terms

2.     Approve, pursuant to Paragraph 1 of Article               Mgmt          For                            For
       81, Paragraph 4 and subparagraph 1 of Paragraph
       6 of Article 83 of the Federal Law of the RF
       on Joint Stock Companies, an interested party
       transaction regarding signing additional agreement
       # 1 to non-revolving credit facility agreement
       # 9645 dated 20 FEB 2009 between OJSC MMK and
       Sberbank of Russia OJSC on the specified terms

3.     Approve, pursuant to Paragraph 1 of Article               Mgmt          For                            For
       81, Paragraph 4 and subparagraph 1 of Paragraph
       6 of Article 83 of the Federal Law of the RF
       on Joint Stock Companies, an interested party
       transaction regarding signing additional agreement
       # 1 to pledge agreement # Z-9645 dated 20 FEB
       2009 between OJSC MMK and Sberbank of Russia
       OJSC on the specified terms

4.     Approve, pursuant to Paragraph 1 of Article               Mgmt          For                            For
       81, Paragraph 4 and subparagraph 1 of Paragraph
       6 of Article 83 of the Federal Law of the RF
       on Joint Stock Companies, an interested party
       transaction regarding signing additional agreement
       # 1 to agreement # S-9645 dated 20 FEB 2009
       between OJSC MMK, Sberbank of Russia OJSC and
       OJSC AlfaStrahovanie regarding the cooperation
       procedure of the parties in respect of insured
       amount under insurance agreement #162694 dated
       30 JUN 2008 [including Addendum # 9] on the
       specified terms

5.     Approve, pursuant to Paragraph 1 of Article               Mgmt          For                            For
       81, Paragraph 4 and subparagraph 1 of Paragraph
       6 of Article 83 of the Federal Law of the RF
       on Joint Stock Companies, an interested party
       transaction regarding signing additional agreements
       on extension of supply contracts of steel products
       of OJSC MMK between OJSC MMK and MMK Trading
       AG, Zug, Switzerland as specified

6.     Approve, pursuant to Paragraph 1 of Article               Mgmt          For                            For
       81, Paragraph 3 and subparagraph 1 of Paragraph
       6 of Article 83 of the RF Federal Law 'On Joint
       Stock Companies', a transaction or several
       inter-related interested party transactions
       with regard to sale and purchase of OJSC MMK's
       securities to be placed by open subscription:
       documentary interest-bearing non-convertible
       exchange-traded bearer bonds with mandatory
       centralized custody of Series BO - 01 [issue
       identification number 4B02-01-00078-A dated
       11 NOV 2009], BO-02 [issue identification number
       4B02-02-00078-  dated 11 NOV 2009], BO-03 [issue
       identification number 4B02-03-00078-A dated
       11 NOV 2009], BO-04 [issue identification number
       4B02-04- 00078-A dated 11 NOV 2009], BO-05
       [issue identification number 4B02-05-00078-A
       dated 11 NOV 2009] between OJSC MMK and Sberbank
       of Russia on the specified conditions

7.     Approve, pursuant to Paragraph 1 of Article               Mgmt          For                            For
       81, Paragraph 3 and subparagraph 1 of Paragraph
       6 of Article 83 of the RF Federal Law 'On Joint
       Stock Companies', a transaction or several
       inter-related interested party transactions
       with regard to sale and purchase of OJSC MMK's
       securities to be placed by open subscription:
       documentary interest-bearing non-convertible
       exchange-traded bearer bonds with mandatory
       centralized custody of Series BO - 01 [issue
       identification number 4B02-01-00078-A dated
       11 NOV 2009], BO-02 [issue identification number
       4B02-02-00078-A dated 11 NOV 2009], BO-03 [issue
       identification number 4B02-03-00078-A dated
       11 NOV 2009], BO-04 [issue identification number
       4B02-04- 00078-A dated 11 NOV 2009], BO-05
       [issue identification number 4B02-05-00078-A
       dated 11 NOV 2009] between OJSC MMK and OJSC
       Bank VTB on the specified conditions

8.     Approve, pursuant to Paragraph 1 of Article               Mgmt          For                            For
       81, Paragraph 3 and subparagraph 1 of Paragraph
       6 of Article 83 of the RF Federal Law 'On Joint
       Stock Companies', a transaction or several
       inter-related interested party transactions
       with regard to sale and purchase of OJSC MMK's
       securities to be placed by open subscription:
       documentary interest-bearing non-convertible
       exchange-traded bearer bonds with mandatory
       centralized custody of Series BO - 01 [issue
       identification number 4B02-01-00078-A dated
       11 NOV 2009], BO-02 [issue identification number
       4B02-02-00078-A dated 11 NOV 2009], BO-03 [issue
       identification number 4B02-03-00078-A dated
       11 NOV 2009], BO-04 [issue identification number
       4B02-04- 00078-A dated 11 NOV 2009], BO-05
       [issue identification number 4B02-05-00078-A
       dated 11 NOV 2009] between OJSC MMK and OJSC
       Credit Ural Bank on the specified conditions

9.     Approve, pursuant to Paragraph 1 of Article               Mgmt          For                            For
       81, Paragraph 3 and subparagraph 1 of Paragraph
       6 of Article 83 of the RF Federal Law 'On Joint
       Stock Companies', a transaction or several
       inter-related interested party transactions
       with regard to sale and purchase of OJSC MMK's
       securities to be placed by open subscription:
       documentary interest-bearing non-convertible
       exchange-traded bearer bonds with mandatory
       centralized custody of Series BO - 01 [issue
       identification number 4B02-01-00078-A dated
       11 NOV 2009], BO-02 [issue identification number
       4B02-02-00078-A dated 11 NOV 2009], BO-03 [issue
       identification number 4B02-03-00078-A dated
       11 NOV 2009], BO-04 [issue identification number
       4B02-04- 00078-A dated 11 NOV 2009], BO-05
       [issue identification number 4B02-05-00078-A
       dated 11 NOV 2009] between OJSC MMK and OJSC
       Khanty-Mansiysky Bank on the specified conditions




--------------------------------------------------------------------------------------------------------------------------
 MAGNITOGORSK IRON & STL WKS JT STK CO                                                       Agenda Number:  702409411
--------------------------------------------------------------------------------------------------------------------------
        Security:  559189204
    Meeting Type:  AGM
    Meeting Date:  21-May-2010
          Ticker:
            ISIN:  US5591892048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Approve the OJSC MMK's annual report                      Mgmt          For                            For

1.2    Approve the OJSC MMK's annual financial statements,       Mgmt          For                            For
       including the income      statement  profit
       and loss account

1.3    Approve the distribution of profit and losses             Mgmt          For                            For
       of OJSC MMK as of the end of    the 2009 FY,
       as recommended by the Board of Directors of
       OJSC MMK

1.4    Approve to pay dividends on OJSC MMK's placed             Mgmt          For                            For
       ordinary registered shares in   the amount
       of 0 Rubles 37 Kopecks  tax inclusive  per
       a share based on OJSC   MMK's performance in
       the 2009 FY; the dividends are to be paid in
       monetary    funds within the period and according
       to the procedure as set out in OJSC     MMK's
       Charter

0      PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE   ELECTION OF
       DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
       REMOVED FOR THIS       MEETING. PLEASE NOTE
       THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE
       CUMULATED.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.

2.1    Election of Victor Filippovich Rashnikov as               Mgmt          For                            For
       a Member of the Company's Board   of Directors

2.2    Election of Andrei Mikhailovich Gorodissky as             Mgmt          For                            For
       a Member of the Company's Board of Directors

2.3    Election of Serguei Valentinovich Krivoshchekov           Mgmt          For                            For
       as a Member of the Company's  Board of Directors

2.4    Election of Kirill Yurievich Liovin as a Member           Mgmt          For                            For
       of the Company's Board of     Directors

2.5    Election of Sir David Logan as a Member of the            Mgmt          For                            For
       Company's Board of Directors

2.6    Election of Zumrud Khandadashevna Rustamova               Mgmt          For                            For
       as a Member of the Company's      Board of
       Directors

2.7    Election of Guennady Sergeyevich Senichev as              Mgmt          For                            For
       a Member of the Company's Board  of Directors

2.8    Election of Rafkat Spartakovich Takhautdinov              Mgmt          For                            For
       as a Member of the Company's     Board of Directors

2.9    Election of Peter Charow as a Member of a Company's       Mgmt          For                            For
       Board of Directors

2.10   Election of Oleg Vladimirovich Fedonin as a               Mgmt          For                            For
       Member of the Company's Board of  Directors

2.11   Election of Vladimir Ivanovich Shmakov as a               Mgmt          For                            For
       Member of the Company's Board of  Directors

3.1    Election of Natalia B. Volynets as a Member               Mgmt          For                            For
       to the Audit Committee of OJSC    MMK

3.2    Election of Svetlana N. Voronina as a Member              Mgmt          For                            For
       to the Audit Committee of OJSC   MMK

3.3    Election of Nadezhda M. Kalimullina as a Member           Mgmt          For                            For
       to the Audit Committee of     OJSC MMK

4      Approve the CJSC Deloitte and Touche CIS as               Mgmt          For                            For
       the Auditor of OJSC MMK

5      Approve the amount of remuneration and compensations      Mgmt          For                            For
       to be paid to the        Members of the Board
       of Directors of OJSC MMK for the performance
       of their    duties in 2010-2011 totaling RUB
       65 million

6      Approve the amount of remuneration and compensations      Mgmt          For                            For
       to be paid to the        Members of the Audit
       Committee of OJSC MMK for the performance of
       their       duties in 2010-2011 totaling RUB
       5,5 million

7.1    Approve the OJSC MMK's redrafted internal document        Mgmt          For                            For
       regulating the activity of the OJSC MMK's bodies:
       Regulations on general shareholders meeting
       of OJSC    MMK

7.2    Approve the OJSC MMK's redrafted internal document        Mgmt          For                            For
       regulating the activity of the OJSC MMK's bodies:
       Regulations on the OJSC MMK's Board of Directors

8.1    Approve, pursuant to Paragraph 1 of Article               Mgmt          For                            For
       81 and Paragraph 4, Subparagraph  1 of Paragraph
       6 of Article 83 of the Federal Law of the Russian
       Federation   On Joint Stock Companies, an interested
       party transaction regarding signing   additional
       agreements for the extension of supply contracts
       of OJSC MMK's     steel products between OJSC
       MMK and MMK - METIZ as specified

8.2    Approve, pursuant to Paragraph 1 of Article               Mgmt          For                            For
       81 and Paragraph 4, Subparagraph  1 of Paragraph
       6 of Article 83 of the Federal Law of the Russian
       Federation   On Joint Stock Companies, an interested
       party transaction regarding signing   supply
       contracts of OJSC MMK's steel products between
       OJSC MMK and MMK        Trading AG, Zug, Switzerland
       as specified




--------------------------------------------------------------------------------------------------------------------------
 MAGYAR TELEKOM PLC                                                                          Agenda Number:  702301968
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5187V109
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2010
          Ticker:
            ISIN:  HU0000073507
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       07 APR 2010 AT 12:00 P.M. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 668486 DUE TO SPLIT OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY [POA] IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.1    General information to shareholders regarding             Non-Voting    No vote
       the resolutions adopted by the 25 APR 2008
       AGM

1.2    Approve the Magyar Telekom Group's Y2007 consolidated     Mgmt          For                            For
       annual financial statements prepared according
       to the International Financial Reporting Standards
       (IFRS) and presentation of the relevant report
       of the Supervisory Board and the Auditor

1.3.A  Approve the Company's Y2007 stand alone financial         Mgmt          For                            For
       statements prepared according to the Hungarian
       Accounting Standards [HAR], presentation of
       the relevant report of the Supervisory Board
       and the Auditor

1.3.B  Approve the Y2007 Company Governance and the              Mgmt          For                            For
       Management report

1.3.C  Approve to relief from liability of the Members           Mgmt          For                            For
       of the Board of Directors for 2007

1.4    Approve the use of the profit after tax earned            Mgmt          For                            For
       in 2007, presentation of the relevant report
       of the Supervisory Board and the Auditor, repeated
       decision on the use of the profit after tax
       earned in 2007

1.5.A  Amend Section 1.4 [sites and Branch offices               Mgmt          For                            For
       of the Company] of Articles of Association
       of Magyar Telekom Plc

1.5.B  Amend Section 1.6 [The Scope of Activities of             Mgmt          For                            For
       the Company] of Articles of Association of
       Magyar Telekom Plc

1.5.C  Amend Section 1.8 [Legal Succession] of Articles          Mgmt          For                            For
       of Association of Magyar Telekom Plc

1.5.D  Amend Section 4.5 [Payment of Dividends] of               Mgmt          For                            For
       Articles of Association of Magyar Telekom Plc

1.5.E  Amend Section 5.1 [Mandatory Dissemination of             Mgmt          For                            For
       Information; 6.2 Matters within the Exclusive
       Scope of Authority of the General Meeting,
       Section (i); 7.4.1 The Board of Directors,
       Section (b); 8.3 Duties] of Articles Association
       of Magyar Telekom Plc

1.5.F  Amend Section 7.6 [Minutes] of Articles of Association    Mgmt          For                            For
       of Magyar Telekom Plc

1.5.G  Amend Section 8.4.5 [Rules of Procedure] of               Mgmt          For                            For
       Articles of Association of Magyar Telekom Plc

1.5.H  Amend Section 8.7 [Audit Committee] of Articles           Mgmt          For                            For
       of Association of Magyar Telekom Plc

1.5.I  Amend Section 15.2 [Notices] of Articles of               Mgmt          For                            For
       Association of Magyar Telekom Plc

1.6    Amend the Rules of Procedure of the Supervisory           Mgmt          For                            For
       Board

1.7.A  Approve that Mr. Gregor Stucheli acted as the             Mgmt          For                            For
       Member of the Board of Directors between 25
       APR 2008 and 02 APR 2009

1.7.B  Approve that Mr. Lothar Alexander Harings acted           Mgmt          For                            For
       as the Member of the Board of Directors between
       25 APR 2008 and 02 APR 2009

1.8    Approve that Zsoltne Varga acted as the Member            Mgmt          For                            For
       of the Supervisory Board from 25 APR 2008 until
       this date

1.9    Approves that PricewaterhouseCoopers Kft. [1077           Mgmt          For                            For
       Budapest, Wesselenyi u. 16; Auditor's Registration
       No: 001464), personally Marta Hegedosne Szocs
       as registered Auditor [Chamber Membership Number:
       006838; address: 2071 Paty, Varhegyi u. 6;
       mother's maiden name: Julianna Hliva] acted
       until 02 APR 2009 for year 2008 as the Auditor
       of the Company; the General Meeting confirms
       and approves that if Marta Hegedosne Szocs
       was incapacitated Margit Gyurikne Sos (Chamber
       Membership Number: 003662, mother's maiden
       name: Margit Varro, address: 1041 Budapest,
       Bercsenyi u. 11.) acted as the responsible
       Auditor of the Company

2.     Report of the Board of Directors on the management        Non-Voting    No vote
       of Magyar Telekom Plc., on the business operation,
       on the business policy and on the financial
       situation of the Company and Magyar Telekom
       Group in 2009

3.     Approve the 2009 consolidated annual financial            Mgmt          For                            For
       statements of the Company prescribed by the
       Accounting Act according to the requirements
       of the International Financial Reporting Standards
       (IFRS); presentation of the relevant report
       of the Supervisory Board, the Audit Committee
       and the Auditor

4.     Approve the Y2009 Annual Report of the Company            Mgmt          For                            For
       prepared according to the Hungarian Accounting
       Regulations (HAR), including Balance Sheet
       Total Assets of HUF 968,412 million and After-tax
       Net Income of HUF 74,227 million

5.     Approve a dividend of HUF 74 per ordinary share           Mgmt          For                            For
       (with a face value of HUF 100) shall be paid
       to the shareholders from the profit of 2009;
       the HUF 77,051,686,148 to be disbursed as dividends
       shall be paid from the after-tax profits of
       HUF 74,227,074,181 based on HAR figures and
       the remaining amount of HUF 2,824,611,967 shall
       be paid from retained earnings; 07 May 2010
       shall be the first day of dividend disbursement;
       the record date shall be 30 APR 2010

6.     Authorize the Board of Directors to purchase              Mgmt          For                            For
       a total of up to 104,274,254 ordinary shares
       (with a face value of HUF 100 each) of Magyar
       Telekom Plc; the purpose of the authorization
       is to be able to supplement Magyar Telekom's
       current shareholder remuneration policy to
       be more in line with international practice;
       at the same time the Board of Directors believes
       dividend should remain the main method for
       shareholder remuneration; the authorization
       will be valid for 18 months starting from the
       date of approval of this General Meeting resolution;
       the shares to be purchased on the basis of
       this authorization may not at any time account
       for more than 10% of the share capital of Magyar
       Telekom Plc; the shares can be purchased through
       the Stock Exchange; the equivalent value per
       share paid by Magyar Telekom Plc. may not be
       more than 5% above the market price of the
       share determined by the opening auction on
       the trading day at the Budapest Stock Exchange;
       the minimum value to be paid for one share
       is HUF 1; the authorization may be exercised
       in full or in part, and the purchase can be
       carried out in partial tranches spread over
       various purchase dates within the authorization
       period until the maximum purchase volume has
       been reached

7.     Approves the Corporate Governance and the Management      Mgmt          For                            For
       Report Y2009 of the Company

8.     Approve to grant the relief from liability for            Mgmt          For                            For
       the Members of the Board of the Company with
       respect to the 2009 business year in accordance
       with Section 30 (5) of the Companies Act; by
       granting this relief, the general meeting confirms
       that the Members of the Board have performed
       their work in 2009 by giving priority to the
       interests of the Company; the relief from liability
       granted by this resolution shall be cancelled
       in the event of a subsequent binding court
       ruling declaring the information based on which
       the relief of liability was granted was false
       or insufficient

9.1    Amend Section 1.4. [Sites and Branch Offices              Mgmt          For                            For
       of the Company] of Articles of Association
       of Magyar Telekom Plc

9.2    Amend Section 1.6.2. [Other activities] of Articles       Mgmt          For                            For
       of Association of Magyar Telekom Plc

9.3    Amend Section 1.8.4 [Legal Succession] of Articles        Mgmt          For                            For
       of Association of Magyar Telekom Plc

9.4    Amend Section 1.8.5 [Legal Succession] of Articles        Mgmt          For                            For
       of Association of Magyar Telekom Plc

9.5    Amend Section 2.4. [Transfer of Shares (b),               Mgmt          For                            For
       (c)] of Articles of Association of Magyar Telekom
       Plc

9.6    Amend Section 5.1. [Mandatory Dissemination               Mgmt          For                            For
       of Information] of Articles of Association
       of Magyar Telekom Plc

9.7    Amend Section 6.2. [Matters within the Exclusive          Mgmt          For                            For
       scope of Authority of the General Meeting (l)]
       of Articles of Association of Magyar Telekom
       Plc

9.8    Amend section 6.3. [Passing Resolutions] of               Mgmt          For                            For
       Articles of Association of Magyar Telekom Plc

9.9    Amend Section 6.6. [Occurrence and Agenda of              Mgmt          For                            For
       a General Meeting] of Articles of Association
       of Magyar Telekom Plc

9.10   Amend Section 6.8. [Notice of General Meetings]           Mgmt          For                            For
       of Articles of Association of Magyar Telekom
       Plc

9.11   Amend Section 6.9. [Supplements of the agenda             Mgmt          For                            For
       of a General Meeting] of Articles of Association
       of Magyar Telekom Plc

9.12   Amend Section 6.11. [Quorum] of Articles of               Mgmt          For                            For
       Association of Magyar Telekom Plc

9.13   Amend Section 6.12. [Opening the General Meeting]         Mgmt          For                            For
       of Articles of Association of Magyar Telekom
       Plc

9.14   Amend Section 6.14. [Election of the Officials            Mgmt          For                            For
       of the General Meeting] of Articles of Association
       of Magyar Telekom Plc

9.15   Amend Section 6.18. [Passing Resolutions] of              Mgmt          For                            For
       Articles of Association of Magyar Telekom Plc

9.16   Amend Section 6.19. [Minutes of the General               Mgmt          For                            For
       Meeting (6.19.1.)] of Articles of Association
       of Magyar Telekom Plc

9.17   Amend Section 7.2. [Members of the Board of               Mgmt          For                            For
       Directors] of Articles of Association of Magyar
       Telekom Plc

9.18   Amend Section 7.4.1. [The Board of Directors              Mgmt          For                            For
       (l)] of Articles of Association of Magyar Telekom
       Plc

9.19   Amend Section 8.2. [Members of the Supervisory            Mgmt          For                            For
       Board (8.2.1.)] of Articles of Association
       of Magyar Telekom Plc

9.20   Amend Section 15.5. [Miscellaneous] of Articles           Mgmt          For                            For
       of Association of Magyar Telekom Plc

10.    Approve the amended and restated Rules of Procedure       Mgmt          For                            For
       of the Supervisory Board with the modifications
       as specified in the submission

11.A   Election of Dr. Ferri Abolhassan to the Members           Mgmt          For                            For
       of the Board of Directors of Magyar Telekom
       Plc, until 31 MAY 2013, provided that if the
       general meeting is held prior to 31 MAY of
       the year in which such mandate expires, then
       their assignment lasts until the date of the
       general meeting

11.B   Election of Dr. Istvan Foldesi to the Members             Mgmt          For                            For
       of the Board of Directors of Magyar Telekom
       Plc, until 31 MAY 2013, provided that if the
       general meeting is held prior to 31 MAY of
       the year in which such mandate expires, then
       their assignment lasts until the date of the
       general meeting

11.C   Election of Mr. Dietmar Frings to the Members             Mgmt          For                            For
       of the Board of Directors of Magyar Telekom
       Plc; until 31 MAY 2013, provided that if the
       general meeting in the third year is held prior
       to 31 MAY of the year in which such mandate
       expires, then their assignment lasts until
       the date of the general meeting

11.D   Election of Dr. Mihaly Galik to the Members               Mgmt          For                            For
       of the Board of Directors of Magyar Telekom
       Plc, until 31 MAY 2013, provided that if the
       general meeting is held prior to 31 MAY of
       the year in which such mandate expires, then
       their assignment lasts until the date of the
       general meeting

11.E   Election of Mr. Guido Kerkhoff to the Members             Mgmt          For                            For
       of the Board of Directors of Magyar Telekom
       Plc, until 31MAY, 2013, provided that if the
       general meeting is held prior to 31 MAY of
       the year in which such mandate expires, then
       their assignment lasts until the date of the
       general meeting

11.F   Election of Mr. Thilo Kusch to the Members of             Mgmt          For                            For
       the Board of Directors of Magyar Telekom Plc,
       until 31 MAY 2013, provided that if the general
       meeting is held prior to 31 MAY of the year
       in which such mandate expires, then their assignment
       lasts until the date of the general meeting

11.G   Election of Mr. Christopher Mattheisen to the             Mgmt          For                            For
       Members of the Board of Directors of Magyar
       Telekom Plc, until 31 MAY, 2013, provided that
       if the General Meeting is held prior to 31
       MAY of the year in which such mandate expires,
       then their assignment lasts until the date
       of the general meeting

11.H   Election of Dr. Klaus Nitschke to the Members             Mgmt          For                            For
       of the Board of Directors of Magyar Telekom
       Plc, until 31 MAY 2013, provided that if the
       general meeting is held prior to 31 MAY of
       the year in which such mandate expires, then
       their assignment lasts until the date of the
       general meeting

11.I   Election of Mr. Frank Odzuck to the Members               Mgmt          For                            For
       of the Board of Directors of Magyar Telekom
       Plc, until 31 MAY 2013, provided that if the
       general meeting is held prior to 31 MAY of
       the year in which such mandate expires, then
       their assignment lasts until the date of the
       general meeting

11.J   Election of Dr. Ralph Rentschler to the Members           Mgmt          For                            For
       of the Board of Directors of Magyar Telekom
       Plc, until 31 MAY 2013, provided that if the
       general meeting is held prior to 31 MAY of
       the year in which such mandate expires, then
       their assignment lasts until the date of the
       general meeting

11.K   Election of Dr. Steffen Roehn to the Members              Mgmt          For                            For
       of the Board of Directors of Magyar Telekom
       Plc, until 31 MAY 2013, provided that if the
       general meeting in the third year is held prior
       to 31 MAY of the year in which such mandate
       expires, then their assignment lasts until
       the date of the general meeting

11.L   Approve to determine the remuneration of the              Mgmt          For                            For
       Members of the Board Directors as follows:
       Chairman of the Board Directors: HUF 546,000
       per month; Members of the Board Directors:
       HUF 364,000 per month

12.A   Election of Dr. Janos Bito to the Members of              Mgmt          For                            For
       the Supervisory Board of Magyar Telekom Plc,
       until 31 MAY, 2013, provided that if the general
       meeting is held prior to 31 MAY of the year
       in which such mandate expires, then their assignment
       lasts until the date of the general meeting

12.B   Election of Mr. Attila Bujdoso to the Members             Mgmt          For                            For
       of the Supervisory Board of Magyar Telekom
       Plc, until 31 MAY 2013, provided that if the
       general meeting is held prior to 31 MAY of
       the year in which such mandate expires, then
       their assignment lasts until the date of the
       general meeting

12.C   Election Dr. Janos Illessy to the Members of              Mgmt          For                            For
       the Supervisory Board of Magyar Telekom Plc,
       until 31 MAY 2013, provided that if the general
       meeting in the third year is held prior to
       31 MAY of the year in which such mandate expires,
       then their assignment lasts until the date
       of the general meeting

12.D   Election of Dr. Sandor Kerekes to the Members             Mgmt          For                            For
       of the Supervisory Board of Magyar Telekom
       Plc, until 31 MAY 2013, provided that if the
       general meeting is held prior to 31 MAY of
       the year in which such mandate expires, then
       their assignment lasts until the date of the
       general meeting

12.E   Election of Mr. Konrad Kreuzer to the members             Mgmt          For                            For
       of the Supervisory Board of Magyar Telekom
       Plc. until May 31, 2013, provided that if the
       General Meeting is held prior to May 31 of
       the year in which such mandate expires, then
       their assignment lasts until the date of the
       General Meeting

12.F   Election of Mr. Tamas Lichnovszky to the Members          Mgmt          For                            For
       of the Supervisory Board of Magyar Telekom
       Plc, until 31 MAY 2013, provided that if the
       general meeting is held prior to 31 MAY of
       the year in which such mandate expires, then
       their assignment lasts until the date of the
       general meeting

12.G   Election of Mr. Martin Meffert to the Members             Mgmt          For                            For
       of the Supervisory Board of Magyar Telekom
       Plc, until 31 MAY 2013, provided that if the
       general meeting is held prior to 31 MAY of
       the year in which such mandate expires, then
       their assignment lasts until the date of the
       general meeting

12.H   Election of Dr. Laszlo Pap to the Members of              Mgmt          For                            For
       the Supervisory Board of Magyar Telekom Plc,
       until 31 MAY 2013, provided that if the general
       meeting is held prior to 31 MAY of the year
       in which such mandate expires, then their assignment
       lasts until the date of the General Meeting

12.I   Election of Dr. Karoly Salamon to the Members             Mgmt          For                            For
       of the Supervisory Board of Magyar Telekom
       Plc, until 31 MAY 2013, provided that if the
       general meeting is held prior to 31 MAY of
       the year in which such mandate expires, then
       their assignment lasts until the date of the
       general meeting

12.J   Election of Mrs. Zsoltne Varga to the Members             Mgmt          For                            For
       of the Supervisory Board of Magyar Telekom
       Plc, until 31 MAY 2013, provided that if the
       general meeting is held prior to 31 MAY of
       the year in which such mandate expires, then
       their assignment lasts until the date of the
       General Meeting

12.K   Election of Mr. Gyorgy Varju to the Members               Mgmt          For                            For
       of the Supervisory Board of Magyar Telekom
       Plc, until 31 MAY 2013, provided that if the
       general meeting is held prior to 31 MAY of
       the year in which such mandate expires, then
       their assignment lasts until the date of the
       general meeting

12.L   Approve to determine the remuneration of the              Mgmt          For                            For
       Members of the Supervisory Board as follows:
       Chairman of the Supervisory Board: HUF 448,000
       per month; Members of the Supervisory Board:
       HUF 294,000 per month

13.A   Election of Dr. Janos Bito to the Members of              Mgmt          For                            For
       the Audit Committee of Magyar Telekom Plc,
       until 31 MAY 2013, provided that if the general
       meeting is held prior to 31 MAY of the year
       in which such mandate expires, then their assignment
       lasts until the date of the general meeting

13.B   Election Dr. Janos Illessy to the Members of              Mgmt          For                            For
       the Audit Committee of Magyar Telekom Plc,
       until 31 MAY 2013, provided that if the general
       meeting is held prior to 31 MAY of the year
       in which such mandate expires, then their assignment
       lasts until the date of the General Meeting

13.C   Election of Dr. Sandor Kerekes to the Members             Mgmt          For                            For
       of the Audit Committee of Magyar Telekom Plc,
       until May 31, 2013, provided that if the General
       Meeting is held prior to May 31 of the year
       in which such mandate expires, then their assignment
       lasts until the date of the General Meeting

13.D   Election of Dr. Laszlo Pap to the Members of              Mgmt          For                            For
       the Audit Committee of Magyar Telekom Plc,
       until 31 MAY 2013, provided that if the General
       Meeting is held prior to May 31 of the year
       in which such mandate expires, then their assignment
       lasts until the date of the General Meeting

13.E   Election of Dr. Karoly Salamon to the Members             Mgmt          For                            For
       of the Audit Committee of Magyar Telekom Plc,
       until 31 MAY 2013, provided that if the general
       Meeting is held prior to 31 MAY of the year
       in which such mandate expires, then their assignment
       lasts until the date of the general meeting

13.F   Approve to determine the remuneration of the              Mgmt          For                            For
       Members of the Audit Committee as follows:
       Chairman of the Audit Committee: HUF 440,000
       per month; Members of the Audit Committee:
       HUF 220,000 per month

14.    Election of Magyar Telekom Plc. (the Company)             Mgmt          For                            For
       PricewaterhouseCoopers Ltd as the Auditor of
       (1077 Budapest, Wesselenyi u. 16; Company Registration
       Number: 01-09-063022; Registration Number:
       001464) and approve to determine of its remuneration;
       designation of the Auditor who will be personally
       responsible for the audit of the Company and
       designation of the Deputy Auditor




--------------------------------------------------------------------------------------------------------------------------
 MAHANAGAR TELEPHONE NIGAM LTD                                                               Agenda Number:  702089207
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5401F111
    Meeting Type:  AGM
    Meeting Date:  25-Sep-2009
          Ticker:
            ISIN:  INE153A01019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       of the Company as at 31 MAR 2009 and the profit
       and loss account for the YE on that date together
       with the reports of the Auditors and the Directors
       and the comments of the Comptroller and the
       Auditor General of India thereon under Section
       619 (4) of the Companies Act, 1956

2.     Declare a dividend                                        Mgmt          For                            For

3.A    Re-appoint Mrs. Usha Sahajpal as a Director,              Mgmt          For                            For
       who retires by rotation

3.B    Re-appoint Shri J.S. Deepak as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Approve to fix the remuneration of the Statutory          Mgmt          For                            For
       and the Branch Auditors appointed by the Comptroller
       and the Auditor General of India for the FY
       2009-10

5.     Appoint Sh. Manish Sinha as a Director of the             Mgmt          For                            For
       Company from the date of AGM i.e 25 SEP 2009
       in terms as specified

6.     Appoint Sh. Adit Jain as a Director of the Company        Mgmt          For                            For
       from the date of AGM i.e 25 SEP 2009 in terms
       as specified

7.     Appoint Sh. V.S Lyer as a Director of the Company         Mgmt          For                            For
       from the date of AGM i.e 25 SEP 2009 in terms
       as specified




--------------------------------------------------------------------------------------------------------------------------
 MAHINDRA & MAHINDRA LTD                                                                     Agenda Number:  702040712
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y54164135
    Meeting Type:  AGM
    Meeting Date:  30-Jul-2009
          Ticker:
            ISIN:  INE101A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at YE 31 MAR 2009 and profit and loss account
       for the YE on that date and the report of the
       Directors and the Auditors thereon

2.     Declare a dividend on Ordinary [Equity] Shares            Mgmt          For                            For

3.     Re-elect Mr. Deepak S. Parekh as a Director,              Mgmt          For                            For
       who retires by rotation

4.     Re-elect Mr. Bharat Doshi as a Director, who              Mgmt          For                            For
       retires by rotation

5.     Re-elect Mr. Narayanan Vaghul as a Director,              Mgmt          For                            For
       who retires by rotation

6.     Re-appoint, pursuant to Section 224 of the Companies      Mgmt          For                            For
       Act, 1956, Messrs. Deloitte Haskins & Sells,
       Chartered Accountants, the retiring Auditors
       of the Company, as the Auditors of the Company
       to hold office from the conclusion of this
       AGM, until the conclusion of the next AGM of
       the Company at a remuneration to be determined
       by the Board in addition to out of pocket expenses
       as may be incurred by them during the course
       of the Audit

7.     Approve that, in accordance with the provisions           Mgmt          For                            For
       of Section 257 and all other applicable provisions,
       if any, of the Companies Act 1956, Mr. Arun
       Kanti Dasgupta who was appointed as a Director
       in the casual vacancy caused by the resignation
       of Mr. Thomas Mathew T. and who ceases to hold
       office as per the provisions of Section 262
       of the Companies Act, 1956 at the ensuing AGM
       and in respect of whom the Company has received
       a notice in writing proposing his candidature
       for the office of Director, be appointed as
       a Director of the Company, liable to retire
       by rotation

S.8    Authorize the Company, in supersession of the             Mgmt          For                            For
       Resolution passed by the shareholders at the
       57th AGM of the Company held on 28 JUL 2003
       and the Registrar of Companies having been
       given in advance a copy of this proposed special
       resolution, to keep its Registers and Index
       of Members and Debenture/Bond holders and copies
       of annual returns prepared under Section 159
       of the Companies Act,1956 together with copies
       of certificates and documents required to be
       annexed thereto under Section 161 of the Companies
       Act, 1956 or one or more of them at the office
       premises of the Company's Registrar & Share
       Transfer Agents viz. Sharepro Services [India]
       Private Limited [R&T Agents] at 13AB, Samhita
       Warehousing Complex, 2nd floor, Sakinaka Telephone
       Exchange Lane, Off Andheri Kurla Road, Sakinaka,
       Andheri [East], Mumbai- 400 072 and/or its
       office premises at 912, Raheja Centre, Free
       Press Journal Road, Nariman Point, Mumbai-400
       021, and/or at such other place[s] within the
       city of Mumbai where the R&T agents may shift
       its office from time to time and/or at the
       Registered Office of the Company at Gateway
       Building, Apollo Bunder, Mumbai- 400 001 and/or
       at the Company's Corporate office at Mahindra
       Towers, Dr. G.M. Bhosale Marg, P.K. Kurne Chowk,
       Worli, Mumbai-400 018




--------------------------------------------------------------------------------------------------------------------------
 MAHINDRA & MAHINDRA LTD                                                                     Agenda Number:  702235715
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y54164135
    Meeting Type:  OTH
    Meeting Date:  11-Mar-2010
          Ticker:
            ISIN:  INE101A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, pursuant to the provisions of Section            Mgmt          For                            For
       94 and other applicable provisions, if any,
       of the Companies Act, 1956, and the provisions
       of the Memorandum and Articles of Association
       of the Company and subject to the approval(s),
       consents, permissions and sanctions as may
       be necessary from the concerned statutory authorities,
       each ordinary [Equity] share of the Company
       having a face value of INR 10 each fully paid-up
       to sub-divided into 2 ordinary [Equity] shares
       of the face value of INR 5 each fully paid-up;
       sub-division of Equity shares, the existing
       Share Certificates in relation to the existing
       Equity shares of the face value of INR 10 each
       held in physical form shall be deemed to have
       been automatically cancelled and be of no effect
       on and from the Record Date and the Company
       may, without requiring the surrender of the
       existing Share Certificates, directly issue
       and dispatch the new Share Certificates of
       the Company, in lieu of such existing Share
       Certificates subject to the provisions of the
       Companies [issue of Share Certificate] rules,
       1960 and in the case of shares held in the
       dematerialized form, the number of sub-divided
       Equity shares be credited to the respective
       the Equity shares of the Company before sub-division;
       and authorize the Board of Directors of the
       Company [which expression shall also include
       a Committee thereof] to take such steps as
       may be necessary for obtaining approvals, statutory,
       contractual or otherwise, and to settle all
       matters arising out of and incidental thereto,
       and to execute all deeds, applications, documents
       and writings that may be required, on behalf
       of the Company and generally to do all acts,
       deeds, matters and things that may be necessary,
       proper, expedient or incidental for the purpose
       of giving effect to this resolution

2.     Approve, pursuant to Section 16 and all other             Mgmt          For                            For
       applicable provisions, if any, of the Companies
       Act, 1956, to alter Clause 5 of the Memorandum
       of Association of the Company by substituting
       in its place and stead as specified

S.3    Approve, pursuant to Section 31 and all other             Mgmt          For                            For
       applicable provisions, if any, of the Companies
       Act, 1956, to substitute Article 3 of the Articles
       of Association of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 MAJOR CINEPLEX GROUP PUBLIC CO LTD                                                          Agenda Number:  702268992
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y54190130
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2010
          Ticker:
            ISIN:  TH0671010Z16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the minutes of the AGM of the year 2009           Mgmt          For                            For
       held on 9 APR 2009

2      Acknowledge the Company's operating performance           Mgmt          For                            For
       in the year 2009

3      Approve the balance sheet and the statement               Mgmt          For                            For
       of income for the YE 31 DEC 2008

4      Approve the appropriation of profit to pay dividend       Mgmt          For                            For

5      Election of the Directors to replace those retired        Mgmt          For                            For
       by rotation

6      Approve to fix the remuneration and meeting               Mgmt          For                            For
       allowance for Directors for 2010

7      Appointment of an Auditor and fix the audit               Mgmt          For                            For
       fee for 2010

8      Approve the issuance and offering of Company's            Mgmt          Against                        Against
       bonds

9      Other matters  if any                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MAKHTESHIM-AGAN INDS LTD                                                                    Agenda Number:  702171997
--------------------------------------------------------------------------------------------------------------------------
        Security:  M67888103
    Meeting Type:  EGM
    Meeting Date:  24-Jan-2010
          Ticker:
            ISIN:  IL0010818198
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Re-appoint Professor I. Hat as an External Director       Mgmt          For                            For
       for an additional statutory 3 year period




--------------------------------------------------------------------------------------------------------------------------
 MAKHTESHIM-AGAN INDS LTD                                                                    Agenda Number:  702290937
--------------------------------------------------------------------------------------------------------------------------
        Security:  M67888103
    Meeting Type:  EGM
    Meeting Date:  24-Mar-2010
          Ticker:
            ISIN:  IL0010818198
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 24 MAR 2010 AT 11:00 AM. CONSEQUENTLY, YOUR
       VOTING             INSTRUCTIONS WILL REMAIN
       VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED.
       THANK YOU.

1      Approve that in any issuance of securities by             Mgmt          Against                        Against
       means of rights, due to which   the Law of
       a foreign country should apply to the Company,
       the Company may not offer the rights to the
       owners of Company securities due to which the
       Law of  the foreign state applies to the offer
       'Foreign Holders' and 'Exclusion of   Foreign
       Holders', as the case may be , according to
       the Securities            Regulations  means
       of offering the public securities , 5767-2007
       hereinafter 'The Means of Offering Regulations'




--------------------------------------------------------------------------------------------------------------------------
 MALAYAN BANKING BHD MAYBANK                                                                 Agenda Number:  702087683
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y54671105
    Meeting Type:  AGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  MYL1155OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements for              Mgmt          For                            For
       the FYE 30 JUN 2009 together with the reports
       of the Directors and of the Auditors thereon

2.     Approve the payment of a final dividend of 8              Mgmt          For                            For
       sen per share less 25% income tax, for the
       FYE 30 JUN 2009

3.     Re-elect Spencer Lee Tien Chye as a Director,             Mgmt          For                            For
       who retires in accordance with Article 100
       of the Company's Articles of Association

4.     Re-elect Tan Sri Datuk Dr Hadenan A. Jalil as             Mgmt          For                            For
       a Director, who retires in accordance with
       Article 100 of the Company's Articles of Association

5.     Re-elect Dato Seri Ismail Shahudin as a Director,         Mgmt          For                            For
       who retires in accordance with Article 100
       of the Company's Articles of Association

6.     Re-elect Dato Dr. Tan Tat Wai as a Director,              Mgmt          For                            For
       who retires in accordance with Article 100
       of the Company's Articles of Association

7.     Re-elect Zainal Abidin Jamal as a Director,               Mgmt          For                            For
       who retires in accordance with Article 100
       of the Company's Articles of Association

8.     Re-elect Alister Maitland as a Director, who              Mgmt          For                            For
       retires in accordance with Article 100 of the
       Company's Articles of Association

9.     Re-elect Cheah Teik Seng as a Director, who               Mgmt          For                            For
       retires in accordance with Article 100 of the
       Company's Articles of Association

10.    Re-elect Dato Johan Ariffin as a Director, who            Mgmt          For                            For
       retires in accordance with Article 100 of the
       Company's Articles of Association

11.    Re-elect Sreesanthan Eliathamby as a Director,            Mgmt          For                            For
       who retires in accordance with Article 100
       of the Company's Articles of Association

12.    Approve the payment of Directors' fees of MYR             Mgmt          For                            For
       993,958.87 for the FYE 30 JUN 2009

13.    Re-appoint Messrs Ernst & Young as the Auditors           Mgmt          For                            For
       of the Company for the FYE 30 JUN 2010 and
       authorize the Directors to fix their remuneration

14.    Authorize the Directors, subject always to the            Mgmt          For                            For
       Companies Act, 1965, the Company's Articles
       of Association and approval of the relevant
       government/regulatory authorities, pursuant
       to Section 132D of the Companies Act, 1965,
       to issue shares in the Company at any time
       until the conclusion of the next AGM and upon
       such terms and conditions and for such purposes
       as the Directors may, in their absolute discretion
       deem fit, provided that the aggregate number
       of shares to be issued does not exceed 10%
       of the issued share capital of the Company
       for the time being

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MALAYAN BANKING BHD MAYBANK                                                                 Agenda Number:  702404702
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y54671105
    Meeting Type:  EGM
    Meeting Date:  14-May-2010
          Ticker:
            ISIN:  MYL1155OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Authorize the Company, subject to the relevant            Mgmt          For                            For
       regulatory approvals being     obtained, including
       but not limited to the approval of the Bank
       Negara        Malaysia in relation to the Proposed
       Dividend Reinvestment Plan, to: a)       implement
       the Proposed Dividend Reinvestment Plan; b)
       allot and issue such    number of new ordinary
       shares of MYR 1.00 each in Maybank (Maybank
       Shares)    for the Proposed Dividend Reinvestment
       Plan until the conclusion of the next  AGM,
       upon such terms and conditions and to or with
       such persons as the        Directors may, in
       their absolute discretion, deem fit and in
       the interest of  the Company; the said new
       Maybank Shares shall, upon allotment and issue,
       rank pari passu in all respects with the
       existing Maybank Shares CONTD.

CONTD  CONTD. in issue, save and except that they shall          Non-Voting    No vote
       not be entitled to any       dividends, rights,
       allotments and/or other distributions, the
       entitlement     date of which precedes the
       date of allotment of the new Maybank Shares
       to be  issued pursuant to the Proposed Dividend
       Reinvestment Plan; for the purpose   thereof,
       entitlement date means the date as at the close
       of business on which shareholders of the Company
       must be registered in order to participate
       in any dividends, rights, allotments or other
       distributions; authorize the Directors and
       the Secretary of the Company to do all such
       acts and enter into all such  transactions,
       arrangements and documents as may be necessary
       or expedient in  order to give full effect
       to the Proposed Dividend Reinvestment Plan
       CONTD.

CONTD  CONTD. with full power to assent to any conditions,       Non-Voting    No vote
       modifications, variations and/or amendments
       (if any) as may be imposed or agreed to by
       any relevant     authorities or consequent
       upon the implementation of the said conditions,
       modifications, variations and/or amendments
       or at the discretion of the       Directors
       in the best interest of the Company; and no
       information memorandum/ modified prospectus
       (as the case may be) pertaining to the Proposed
       Dividend  Reinvestment Plan shall be issued
       or sent to the shareholders of the Company
       having registered address outside Malaysia
       or who have not provided an        address
       in Malaysia at which such documents may be
       delivered to




--------------------------------------------------------------------------------------------------------------------------
 MALAYSIA AIRPORTS HOLDINGS BHD                                                              Agenda Number:  702413674
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5585D106
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  MYL5014OO005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 DEC 2009 together     with the reports
       of the Directors and the Auditors thereon

2      Declare and approve the payment of a final dividend       Mgmt          For                            For
       of 14.9 sen per share     less 25% income tax
       in respect of the FYE 31 DEC 2009 as recommended
       by the   Directors

3      Approve the payment of the Director's fees for            Mgmt          For                            For
       the FYE 31 DEC 2009

4      Approve the proposed increase of Director's               Mgmt          For                            For
       fees with effect from 01 JUN 2010 onwards

5      Re-elect Tan Sri Datuk Dr.Aris Bin Othman, who            Mgmt          For                            For
       retires in accordance with     Article 131
       of the Company's Articles of Association

6      Re-elect Datuk Siti Maslamah binti Osman, who             Mgmt          For                            For
       retires in accordance with      Article 131
       of the Company's Articles of Association

7      Re-elect Hajah Jamilah binti Dato Hj. Hashim,             Mgmt          For                            For
       who retires in accordance with  Article 131
       of the Company's Articles of Association

8      Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       of the Company for the       ensuing year and
       authorize the Directors to fix their remuneration

9      Authorize the Directors, pursuant to Section              Mgmt          Against                        Against
       132D of the Companies Act, 1965, subject always
       to the Companies Act, 1965, the Articles of
       Association of the Company, the relevant governmental/regulatory authorities, to issue and allot shares in the
       Company at any time until the conclusion of
       the next AGM, and   upon such terms and conditions
       and for such purposes as the Directors may
       in  their absolute discretion deem fit, the
       aggregate number of shares to be      issue
       does not exceed 10% of the issued share capital
       of the Company for the  time being and that
       the Directors are also empowered to obtain
       the approval   from Bursa Malaysia Securities
       Berhad for the listing of and quotation for
       the additional shares so issued

0      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MALAYSIAN AIRLINES SYSTEM BHD                                                               Agenda Number:  702191672
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y56461109
    Meeting Type:  EGM
    Meeting Date:  25-Jan-2010
          Ticker:
            ISIN:  MYL3786OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THE BELOW ORDINARY RESOLUTION            Non-Voting    No vote
       NUMBER 1 IS TO BE VOTED BY THE ORDINARY SHAREHOLDERS
       OF THE COMPANY. THANK YOU.

1      Authorize MAS, subject to the approvals of the            Mgmt          For                            For
       relevant regulatory authorities and/or relevant
       parties being obtained for the Proposed Acquisitions,
       to acquire the 6 undelivered Airbus A380 and
       bundling of 4 Boeing Aircraft by way of entering
       into the following: (i) novation agreement
       with Airbus S.A.S. (Airbus) and Penerbangan
       Malaysia Berhad (PMB), and letter agreement
       with PMB for the acquisition of 6 undelivered
       Airbus A380 (Proposed A380 Acquisition); and
       (ii) supplemental lease agreements with PMB
       for the revision of the existing operating
       lease rentals for 2 B777 and 2 B747 (collectively
       referred as the Boeing Aircraft) payable to
       PMB and conditional sale and purchase agreements
       with PMB for the sale of the Boeing Aircraft
       to MAS (collectively referred to as the...CONTD

-      CONTD...'Proposed Boeing Aircraft Bundling'),             Non-Voting    No vote
       (collectively, referred to as the 'Agreements')
       for a consideration of MYR 3.19 billion payable
       to PMB and a balance purchase consideration
       to be paid to Airbus upon the delivery of the
       A380, in accordance with the terms and conditions
       as stated in the Agreements (with the salient
       terms as specified); and authorize the Board
       of Directors of MAS (Board) to give effect
       to and implement the Proposed Acquisitions
       with full power and authority to the Board:
       (i) to enter into and execute such other agreements,
       instruments, documents and deeds as the Board
       shall from time to time deems fit, expedient
       or advisable for or in connection with the
       Proposed Acquisitions; and (ii) to do all acts,
       deeds and things as the Board shall...CONTD

-      CONTD...from time to time deems fit, expedient            Non-Voting    No vote
       or advisable in order to implement, finalize
       and give full effect to the Proposed Acquisitions,
       including without limitation to assent and/or
       give effect to any conditions, variations,
       modifications, additions and/or amendments
       to/or in respect of or in connection with the
       Proposed Acquisition

-      PLEASE NOTE THAT THE BELOW ORDINARY RESOLUTION            Non-Voting    No vote
       NUMBER 2 IS TO BE VOTED BY THE ORDINARY SHAREHOLDERS
       OF THE COMPANY AND HOLDERS OF THE REDEEMABLE
       CONVERTIBLE PREFERENCE SHARES OF THE COMPANY.
       THANK YOU.

2      Authorize the Board, subject to the approvals             Mgmt          For                            For
       of the relevant regulatory authorities and/or
       relevant parties being obtained for the Proposed
       Rights Issue, to allot (whether provisionally
       or otherwise) and issue by way of a renounceable
       rights issue of up to 1,905,962,767 new MAS
       Shares pursuant to the Proposed Rights Issue
       (Rights Shares) at an issue price of MYR 1.60
       for each Rights Share to the ordinary shareholders
       of the Company, whose names appear in the Record
       of Depositors of the Company as at 5.00 p.m.
       on an entitlement date to be determined and
       announced later by the Board, or their renouncees
       on the basis of 1 Rights Share for every 1
       existing MAS Share held; and the Rights Shares
       shall, upon allotment and issue, rank equally
       in all respects with the existing...CONTD

-      CONTD...MAS Shares, except that they shall not            Non-Voting    No vote
       be entitled to any dividend, right, allotment
       and/or other distributions, the entitlement
       date of which precedes the date of allotment
       and issue of the Rights Shares; and any Rights
       Shares which are not validly taken up shall
       be made available for excess applications in
       such manner as the Board shall determine in
       a fair and equitable manner; and to utilize
       the proceeds of the Proposed Rights Issue for
       the purposes as set out in Section 3, Part
       B of the Circular dated 11 JAN 2010, and to
       vary the manner and/or purpose of the utilization
       of such proceeds in such manner as the Board
       may deem fit and in the best interest of the
       Company, subject to the approval of the relevant
       authorities being obtained (if required); that
       in order to implement,...CONTD

-      CONTD...complete and give full effect to the              Non-Voting    No vote
       Proposed Rights Issue, to do or to procure
       to be done all acts, deeds and things and to
       execute, sign and deliver on behalf of the
       Company, all such documents as it may deem
       necessary, expedient and/or appropriate to
       implement, give full effect to and complete
       the Proposed Rights Issue, with full powers
       to assent to any condition, modification, variation
       and/or amendment thereto as the Board may deem
       fit in connection with the Proposed Rights
       Issue; and that no offer documents pertaining
       to the Proposed Rights Issue shall be issued
       or sent to the shareholders of the Company
       having registered addresses outside...CONTD

-      CONTD...Malaysia or who have not provided an              Non-Voting    No vote
       address in Malaysia at which such documents
       may be delivered to prior to the entitlement
       date for the Proposed Rights Issue

-      PLEASE NOTE THAT, THE RIGHT OF FOREIGNERS TO              Non-Voting    No vote
       VOTE IN RESPECT OF THEIR DEPOSITED SECURITIES
       IS SUBJECT TO SECTION 41(1)(E) AND SECTION
       41(2) OF THE SECURITIES INDUSTRY (CENTRAL DEPOSITORIES)
       ACT, 1991 AND THE SECURITIES INDUSTRY (CENTRAL
       DEPOSITORIES) (FOREIGN OWNERSHIP) REGULATIONS,
       1996. THE POSITION OF SUCH DEPOSITORS IN THIS
       REGARD WILL BE DETERMINED BASED ON THE GENERAL
       MEETING RECORD OF DEPOSITORS. SUCH DEPOSITORS
       WHOSE SHARES EXCEED THE COMPANY'S FOREIGN SHAREHOLDING
       LIMIT OF 45% AS AT THE DATE OF THE GENERAL
       MEETING RECORD OF DEPOSITORS MAY ATTEND THE
       ABOVE MEETING BUT ARE NOT ENTITLED TO VOTE.
       CONSEQUENTLY, A PROXY APPOINTED BY SUCH DEPOSITOR
       WHO IS NOT ENTITLED TO VOTE WILL ALSO NOT BE
       ENTITLED TO VOTE AT THE ABOVE MEETING. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 MALAYSIAN AIRLINES SYSTEM BHD                                                               Agenda Number:  702456193
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y56461109
    Meeting Type:  AGM
    Meeting Date:  21-Jun-2010
          Ticker:
            ISIN:  MYL3786OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 DEC 2009 and the      reports of
       Directors and Auditors thereon

2      Re-elect Dato Mohamed Azman bin Yahya as a Director,      Mgmt          For                            For
       who retires pursuant to  Article 139 of the
       Company's Articles of Association

3      Re-elect Tengku Dato Azmil Zahruddin bin Raja             Mgmt          For                            For
       Abdul Aziz as a Director, who   retires pursuant
       to Article 139 of the Company's Articles of
       Association

4      Re-elect Datuk Seri Panglima Mohd Annuar bin              Mgmt          For                            For
       Zaini as a Director, who retires pursuant to
       Article 139 of the Company's Articles of Association

5      Re-appoint, pursuant to section 129(6) of the             Mgmt          For                            For
       Companies Act, 1965, Dato N.    Sadasivan a/l
       N.N. Pillay as a Director of the Company, until
       the next AGM

6      Approve the payment of Directors' fees for the            Mgmt          For                            For
       FYE 31 DEC 2009

7      Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       of the Company for the FYE   31 DEC 2010 and
       authorize the Directors to fix their remuneration

8      Authorize the Board of Directors, subject to              Mgmt          Against                        Against
       the Companies Act, 1965 (the     Act), the
       Articles of Association of the Company, approval
       from the Bursa     Malaysia Securities Berhad
       and other government or regulatory bodies,
       where   such approval is necessary, pursuant
       to Section 132D of the Act, to issue     shares
       in the capital of the Company at any time upon
       such terms and          conditions and for
       such purposes as the Directors may in their
       discretion     deem fit, provided always that
       the aggregate number of shares to be issued
       shall not exceed 10% of the issued share
       capital of the Company and           authority
       expires until the conclusion of the next AGM
       of the Company

S.9    Approve that the proposed amendments to the               Mgmt          For                            For
       Articles of Association of the    Company as
       specified and authorize the Directors of the
       Company to assent to  any modifications, variations
       and/or amendments as may be considered
       necessary to give full effect to the Proposed
       Amendments to the Articles of   Association
       of the Company

10     Transact any other ordinary business                      Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MALAYSIAN AIRLINES SYSTEM BHD                                                               Agenda Number:  702506760
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y56461109
    Meeting Type:  EGM
    Meeting Date:  21-Jun-2010
          Ticker:
            ISIN:  MYL3786OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company, at any time and from               Mgmt          Against                        Against
       time to time, to offer and grant to Tengku
       Dato' Azmil Zahruddin bin Raja Abdul Aziz,
       the Managing Director/ Chief Executive Officer
       of MAS, additional Options to subscribe for
       up to 11,889,000 new shares under the existing
       MAS ESOS, subject to such terms and conditions
       of, and/or any adjustments which may be made
       in accordance with the provisions of the By
       Laws governing the MAS ESOS




--------------------------------------------------------------------------------------------------------------------------
 MALAYSIAN BULK CARRIERS BHD                                                                 Agenda Number:  702305891
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5650J103
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2010
          Ticker:
            ISIN:  MYL5077OO002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 DEC 2009 and the      reports of
       the Directors and the Auditors thereon

2      Approve the payment of a final single tier dividend       Mgmt          For                            For
       of 15 sen per share for   the FYE 31 DEC 2009
       as recommended by the Directors

3      Re-elect Mohammad Bin Abdullah as a Director,             Mgmt          For                            For
       who retires pursuant to Article 95 of the Company's
       Articles of Association

4      Re-elect Tay Beng Chai as a Director, who retires         Mgmt          For                            For
       pursuant to Article 95 of   the Company's Articles
       of Association

5      Re-elect Mohd Zafer Bin Mohd Hashim as a Director,        Mgmt          For                            For
       who retires pursuant to    Article 100 of the
       Company's Articles of Association

6      Re-appoint Dato' Lim Chee Wah as a Director               Mgmt          For                            For
       of the Company to hold office     until the
       conclusion of the next AGM of the Company,pursuant
       to Section       129(6) of the Companies Act,
       1965

7      Appoint the Auditors of the Company and authorize         Mgmt          For                            For
       the Directors to fix their

8      Approve the payment of Directors' fees of MYR             Mgmt          For                            For
       547,000 for the FYE 31 DEC 2009

9      Authorize the Directors, pursuant to Section              Mgmt          Against                        Against
       132D of the Companies Act, 1965, to allot and
       issue shares in the Company from time to time
       until the          conclusion of the next AGM
       and upon such terms and conditions and for
       such    purposes as the Directors may in their
       absolute discretion deem fit provided  that
       the aggregate number of shares to be issued
       pursuant to this resolution  does not exceed
       ten percent  10%  of the issued and paid-up
       share capital of  the Company for the time
       being, subject always to the approve all relevant
       regulatory authorities, being obtained for
       such allotment and issue and to do all such
       acts and things  including executing any relevant
       documents  as they may consider expedient or
       necessary to complete and give effect to the
       aforesaid authority

10     Authorize the Company and its subsidiaries                Mgmt          For                            For
       MBC Group , pursuant to Paragraph 10.09 of
       the Main Market Listing Requirements of Bursa
       Malaysia Securities    Berhad, to enter into
       the recurrent related party transactions as
       set out in  the Circular to Shareholders dated
       24 MAR 2010, which are necessary for MBC
       Group's day-to-day operations in the ordinary
       course of business on terms not more favorable
       to the related parties than those generally
       available to the   public and are not detrimental
       to the minority shareholders;  Authority
       expires the earlier of the conclusion of
       the next AGM of the Company or the   expiration
       of the period within which the next AGM is
       required to be held     pursuant to Section
       143(1) of the Companies Act, 1965  Act   but
       shall not    extend to such extension as may
       be allowed pursuant to Section 143(2) of the
       Act ; and the breakdown of the..CONTD

-      CONTD..aggregate value of the recurrent related           Non-Voting    No vote
       party transactions based on   the type of recurrent
       transaction made and the names of the related
       parties   involved in each type of the recurrent
       related party transaction made and     their
       relationship with MBC Group, shall be disclosed
       in the annual report of the Company as may
       be required by the governing authority; authorize
       the      Directors to do all such acts and
       things  including executing any relevant
       documents  in the interest of the Company,
       as they may consider expedient or  necessary
       to complete and give effect to the aforesaid
       mandate

11     Authorize the Company and its subsidiaries                Mgmt          For                            For
       MBC Group , pursuant to Paragraph 10.09 of
       the Main Market Listing Requirements of Bursa
       Malaysia Securities    Berhad, to enter into
       an additional recurrent related party transaction
       as    specified in the Circular to Shareholders
       dated 24 MAR 2010, which is         necessary
       for MBC Group's day to day operations in the
       ordinary course of     business on terms not
       more favorable to the related parties than
       those        generally available to the public
       and are not detrimental to the.CONTD

-      CONTD.minority shareholders; and  Authority               Non-Voting    No vote
       expires the earlier of the        conclusion
       of the next AGM of the Company or the expiration
       of the period     within which the next AGM
       is required to be held pursuant to Section
       143 1    of the Companies Act, 1965  Act
       but shall not extend to such extension as
       may be allowed pursuant to Section 143 2
       of the Act ; and the aggregate      value of
       the recurrent related party transaction and
       the names of the related parties involved and
       their relationship with MBC Group, shall.CONTD

-      CONTD.be disclosed in the annual report of the            Non-Voting    No vote
       Company as may be required by  the governing
       authority; and authorize the Directors to do
       all such acts and  things  including executing
       any relevant documents  in the interest of
       the    Company, as they may consider expedient
       or necessary to complete and give     effect
       to the aforesaid mandate

12     Authorize the Company, pursuant to Paragraph              Mgmt          For                            For
       12.03 of the Main Market Listing Requirements
       of Bursa Malaysia Securities Berhad (Bursa
       Malaysia) and subject to Section 67A of the
       Companies Act, 1965 (Act), the Company's Memorandum
       and Articles of Association and other applicable
       laws, rules and regulations and  the approvals
       of all relevant regulatory authorities, to
       purchase and/or hold such number of ordinary
       shares of MYR 0.25 each in the Company as may
       be      determined by the Directors from time.CONTD

-      CONTD.to time through Bursa Malaysia upon such            Non-Voting    No vote
       terms and conditions as the    Directors may
       deem fit and expedient in the interest of the
       Company, provided that the aggregate number
       of shares to be purchased and/or held pursuant
       to   this resolution shall not exceed 10% of
       the issued and paid-up share capital  of the
       Company as at the date of the share buy-back
       and that an amount of the funds not exceeding
       the retained profits and share premium reserve
       of the     Company as at the date of the share
       buy-back, be utilized for.CONTD

-      CONTD.the proposed purchase and the shares of             Non-Voting    No vote
       the Company to be purchased may be cancelled,
       retained as treasury shares, distributed as
       dividends or resold on Bursa Malaysia, or a
       combination of the above, at the absolute discretion
       of the Directors;  Authority expires the earlier
       of the conclusion of the     next AGM of the
       Company, at which time it will lapse, unless
       by ordinary      resolution passed at that
       meeting, the authority is renewed, either
       unconditionally or subject to conditions
       or the expiration of the period      within
       which.CONTD

-      CONTD.the next AGM is required by law to be               Non-Voting    No vote
       held but not so as to prejudice   the completion
       of purchase(s) by the Company before the aforesaid
       expiry date and, in any event, in accordance
       with the provisions of the Main Market
       Listing Requirements of Bursa Malaysia or
       any other relevant authorities ;    and authorize
       the Directors to do all such acts and things
       (including         executing any relevant documents)
       for and on behalf of the Company, as they
       may consider expedient or necessary to complete
       and give effect to the        aforesaid authorization

-      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MALAYSIAN PACIFIC INDUSTRIES BHD                                                            Agenda Number:  702102396
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y56939104
    Meeting Type:  AGM
    Meeting Date:  20-Oct-2009
          Ticker:
            ISIN:  MYL3867OO008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To lay before the meeting the audited financial           Non-Voting    No vote
       statements together with the reports of the
       Directors and the Auditors thereon for the
       YE 30 JUN 2009

1.     Approve the payment of Directors' fees of MYR             Mgmt          For                            For
       220,000 for the FYE 30 JUN 2009, to be divided
       amongst the Directors in such manner as the
       Directors may determine

2.     Re-elect Mr. Kwek Leng San as a Director                  Mgmt          For                            For

3.     Re-elect Mr. Tan Keok Yin as a Director                   Mgmt          For                            For

4.     Re-appoint Messrs. KPMG as the Auditors of the            Mgmt          For                            For
       Company and authorize the Directors to fix
       their remuneration

5.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       132D of the Companies Act, 1965, to issue shares
       in the Company, at any time and from time to
       time, and upon such terms and conditions and
       for such purposes as the Directors may, in
       their absolute discretion, deem fit, provided
       that the aggregate number of shares issued
       pursuant to this resolution in any 1 FY does
       not exceed 10% of the issued capital of the
       Company for the time being and to obtain approval
       for the listing of and quotation for the additional
       shares so issued on Bursa Malaysia Securities
       Berhad and that [Authority expires at the conclusion
       of the next AGM of the Company]

       Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MALAYSIAN PACIFIC INDUSTRIES BHD                                                            Agenda Number:  702102411
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y56939104
    Meeting Type:  EGM
    Meeting Date:  20-Oct-2009
          Ticker:
            ISIN:  MYL3867OO008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company and/or its subsidiaries             Mgmt          For                            For
       to enter into recurrent related party transactions
       of a revenue or trading nature as disclosed
       in Section 2.3[A] of Part A of the Circular
       to Shareholders dated 28 SEP 2009 with HLCM
       and persons connected with HLCM as set out
       in Appendix II of this Circular [Hong Leong
       Group], provided that such transactions are
       undertaken in the ordinary course of business,
       on commercial terms which are not more favorable
       to the Hong Leong Group than those generally
       available to and/or from the public, where
       applicable, and are not, in the Company's opinion,
       detrimental to the minority shareholders and
       that the aggregate value of the recurrent related
       party transactions conducted during the financial
       year is disclosed in the annual report of the
       Company by providing a breakdown of the aggregate
       value of the transactions made during the financial
       year, amongst others, based on the following
       information: [a] the type of the recurrent
       related party transactions made; and [b] the
       names of the related parties involved in each
       type of the recurrent related party transactions
       made and their relationship with the Company
       and/or its subsidiaries; and [Authority expire
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company after
       that date is required to be held pursuant to
       Section 143[1] of the Companies Act, 1965 [but
       shall not extend to such extension as may be
       allowed pursuant to Section 143[2] of the Companies
       Act, 1965]; and authorize the Directors of
       the Company to complete and to do all such
       acts and things [including executing all such
       documents as may be required] as they may consider
       expedient or necessary or in the interest of
       the Company to give effect to the transactions
       contemplated and/or authorized by this ordinary
       resolution

2.     Approve that, proposed ordinary motion is the             Mgmt          For                            For
       same as Resolution 1 except that [a] the related
       party transaction are as disclosed in Section
       2.3[B] of Part A of the Company's Circular
       to Shareholders dated 28 SEP 2009; and [b]
       the Related Party is HLIH and persons connected
       with HLIH

3.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the Companies Act, 1965 [Act], rules, regulations
       and orders made pursuant to the Act, provisions
       of the Company's Memorandum and Articles of
       Association and the Main Market Listing Requirements
       of Bursa Malaysia Securities Berhad [Bursa
       Securities] and any other relevant authority,
       to make purchases of ordinary shares of MYR
       0.50 each in the Company's issued and paid-up
       ordinary share capital on Bursa Securities
       subject further to the following: [a] the maximum
       number of shares which may be purchased and/or
       held by the Company shall be equivalent to
       10% of the issued and paid-up ordinary share
       capital of the Company [Shares] for the time
       being; [b] the maximum fund to be allocated
       by the Company for the purpose of purchasing
       the Shares shall not exceed the retained profits
       and/or the share premium account of the Company,
       as of 30 JUN 2009, the audited retained profits
       and share premium of the Company were MYR 245.25
       million and MYR 249.95 million respectively;
       and [Authority expires at the conclusion of
       the next AGM of the Company or the expiration
       of the period within which the next AGM after
       that date is required by law to be held, whichever
       occurs first and, in any event, in accordance
       with the provisions of the Main Market Listing
       Requirements of Bursa Securities or any other
       relevant authority]; and to take all such steps
       as are necessary or expedient to implement
       or to effect the purchase[s] of the Shares;
       and to deal with any Shares so purchased and
       any existing treasury shares [Said Shares]
       in the manner: [i] cancel the Said Shares;
       [ii] retain the Said Shares as treasury shares;
       [iii] retain part of the Said Shares as treasury
       shares and cancel the remainder; [iv] distribute
       all or part of the Said Shares as dividends
       to shareholders, and/or resell on Bursa Securities
       and/or cancel all or part of them, or in any
       other manner as may be prescribed by the Act,
       rules, regulations and orders made pursuant
       to the Act and the Main Market Listing Requirements
       of Bursa Securities and any other relevant
       authority for the time being in force and to
       deal with the Said Shares shall continue to
       be valid until all the Said Shares have been
       dealt with by the Directors of the Company




--------------------------------------------------------------------------------------------------------------------------
 MALAYSIAN RESOURCES CORP BHD MRCB                                                           Agenda Number:  702171137
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y57177100
    Meeting Type:  EGM
    Meeting Date:  21-Dec-2009
          Ticker:
            ISIN:  MYL1651OO008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       [Board], subject to the relevant authorities
       and/or parties being obtained [where required],
       to provisionally allot by way of a renounceable
       rights issue of up to a maximum of 482,787,659
       Rights Shares at an issue price of MYR 1.12
       for each Rights Share to the shareholders of
       the Company, whose names appear in the Record
       of Depositors of the Company at 5.00 p.m. on
       an entitlement date to be determined and announced
       by the Board, or their renouncee[s], on the
       basis of one [1] Rights Share for every two
       [2] existing MRCB Shares held; authorize the
       Board to deal with any fractional entitlement
       that may arise from the Proposed Rights Issue
       in such manner as it shall in its absolute
       discretion deems fit and in the best interest
       of the Company; approve, the Rights Shares
       shall, upon issuance and allotment, rank pari
       passu in all respects with the then existing
       MRCB Shares save and except that the Rights
       Shares shall not be entitled to any dividends,
       rights, allotments and/or any other distributions,
       the entitlement date of which is before the
       date of issue and allotment of the Rights Shares;
       any Rights Shares which are not taken up or
       not validly taken up shall be made available
       for excess applications in such manner as the
       Board shall determine in a fair and equitable
       manner; authorize the Board, the proceeds of
       the Proposed Rights Issue to be utilised for
       the purposes as set out in the circular to
       the shareholders of the Company dated 4 DEC
       2009 and to vary the manner and/or purpose
       of utilisation of such proceeds in such manner
       as the Board may deem fit, necessary and/or
       expedient, subject to the approval of the relevant
       authorities, if required; in order to implement,
       complete and give full effect to the Proposed
       Rights Issue, to do or to procure to be done
       all acts, deeds and things and to execute,
       sign and deliver on behalf of the Company,
       all such documents as it may deem necessary,
       expedient and/or appropriate to implement,
       give full effect to and complete the Proposed
       Rights Issue, with full powers to assent to
       any condition, modification, variation and/or
       amendment thereto as the Board may deem fit
       in connection with the Proposed Rights Issue;
       approve, no offer documents pertaining to the
       Proposed Rights Issue shall be issued or sent
       to the shareholders of the Company having registered
       addresses outside Malaysia or who have not
       provided an address in Malaysia at which such
       documents may be delivered to prior to the
       entitlement date for the Proposed Rights Issue




--------------------------------------------------------------------------------------------------------------------------
 MALAYSIAN RESOURCES CORP BHD MRCB                                                           Agenda Number:  702426063
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y57177100
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2010
          Ticker:
            ISIN:  MYL1651OO008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the statutory financial statements of             Mgmt          For                            For
       the Company for the FYE 31 DEC  2009 and the
       reports of the Directors and Auditors thereon

2      Approve a final dividend of 1 sen per ordinary            Mgmt          For                            For
       share less 25% income tax for  the FYE 31 DEC
       2009

3      Re-elect Mohamed Razeek Md Hussain Maricar as             Mgmt          For                            For
       a Director, who retires         pursuant to
       Article 106 of the Company's Articles of Association

4      Re-elect Che King Tow as a Director, who retires          Mgmt          For                            For
       pursuant to Article 106 of   the Company's
       Articles of Association

5      Re-elect Dato' Ahmad Ibnihajar as a Director              Mgmt          For                            For
       who retires pursuant to Article  101 and 102
       of the Company's Articles of Association

6      Re-elect Mohamad Lotfy Mohamad Noh as a Director          Mgmt          For                            For
       who retires pursuant to      Article 101 and
       102 of the Company's Articles of Association

7      Approve the Directors' fees of  MYR 386,713               Mgmt          For                            For
       for the FYE 31 DEC 2009

8      Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company and  authorize
       the Directors to fix their remuneration

9      Authorize the Board of Directors of the Company,          Mgmt          Against                        Against
       at any time and from time to time to offer
       and to grant to Mohamed Razeek Md Hussain Maricar,
       the Chief    Executive Officer of the Company,
       new options to subscribe for up to a
       maximum of 2,000,000 new ordinary shares of
       the Company under the ESOS        subject always
       to such terms and conditions and/or any adjustment
       which may   be made in accordance with the
       provisions of the Bye-Laws of the ESOS

10     Authorize the Board of Directors of the Company,          Mgmt          Against                        Against
       at any time and from time to time to offer
       and to grant to Datuk Ahmad Zaki Zahid, the
       Executive Director  of the Company, new options
       to subscribe for up to a maximum of 1,500,000
       new ordinary shares of the Company under the
       ESOS subject always to such terms    and conditions
       and/or any adjustment which may be made in
       accordance with the provisions of the Bye-Laws
       of the ESOS

0      Transact any other ordinary business                      Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MANAGEM, CASABLANCA                                                                         Agenda Number:  702404308
--------------------------------------------------------------------------------------------------------------------------
        Security:  V5871S109
    Meeting Type:  OGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  MA0000011058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the validation of the Board of Director's         Mgmt          No Action
       Management report and the   External Auditors
       general report validation of the Company's
       financials as of 31 DEC 2009 reflecting a profit
       of MAD 7,7 83,763.31

2      Grant full discharge to the Board of Directors            Mgmt          No Action
       and the External Auditors with regards to their
       mandate for 2009

3      Approve the special report of External Auditors           Mgmt          No Action
       and validation of regulated   conventions with
       regards to Article 56 Law 1795 as completed
       and modified by  Law 2005

4      Approve the profit allocation                             Mgmt          No Action

5      Approve with regards to the general management's          Mgmt          No Action
       exercise mode which will be  by applied by
       the Board's Chairman in application to Article
       67 Law 2005

6      Grant full power to the holder of a copy or               Mgmt          No Action
       a certified true copy of the      general meeting's
       minute in order to perform the necessary formalities




--------------------------------------------------------------------------------------------------------------------------
 MANILA ELECTRIC CO MER, PASIG CITY                                                          Agenda Number:  702402809
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5764J148
    Meeting Type:  AGM
    Meeting Date:  25-May-2010
          Ticker:
            ISIN:  PHY5764J1483
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 660142 DUE TO CHANGE IN AGENDA. ALL VOTES
       RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1      Call to order                                             Non-Voting    No vote

2      Certification of notice and quorum                        Non-Voting    No vote

3      Approve the minutes of the annual meeting of              Mgmt          For                            For
       stockholders held on 27 MAY 2009

4      Receive the report of the Chairman and the Chief          Mgmt          For                            For
       Executive Officer

5      Receive the report of the President                       Mgmt          For                            For

6      Approve the 2009 audited financial statements             Mgmt          For                            For

7      Approve the allocation of common shares for               Mgmt          For                            For
       Employees Stock Purchase Plan

8      Ratify the acts of the Board and Management               Mgmt          For                            For

9      Appointment of External Auditors                          Mgmt          For                            For

10.1   Election of Mr. Ramon S. Ang as a Director for            Mgmt          For                            For
       the ensuing year

10.2   Election of Mr. Elpi O. Cuna, Jr. as a Director           Mgmt          For                            For
       for the ensuing year

10.3   Election of Mr. Jose P. De Jesus as a Director            Mgmt          For                            For
       for the ensuing year

10.4   Election of Ray C. Espinosa as a Director for             Mgmt          For                            For
       the ensuing year

10.5   Election of Ms. Elenita D. Go as a Director               Mgmt          For                            For
       for the ensuing year

10.6   Election of Mr. Manuel M. Lopez as a Director             Mgmt          For                            For
       for the ensuing year

10.7   Election of Estelito P. Mendoza as a Director             Mgmt          For                            For
       for the ensuing year

10.8   Election of Mr. Napoleon L. Nazareno as a Director        Mgmt          For                            For
       for the ensuing year

10.9   Election of Artemio V. Panganiban as an Independent       Mgmt          For                            For
       Director for the ensuing year

10.10  Election of Mr. Manuel V. Pangilinan as a Director        Mgmt          For                            For
       for the ensuing year

10.11  Election of Mr. Pedro E. Roxas as an Independent          Mgmt          For                            For
       Director for the ensuing year

11     Other business                                            Non-Voting    No vote

12     Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MANILA WATER COMPANY INC                                                                    Agenda Number:  702307922
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y56999108
    Meeting Type:  AGM
    Meeting Date:  12-Apr-2010
          Ticker:
            ISIN:  PHY569991086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 638718 DUE TO DELETION OF RESOLUTION AND
       CHANGE IN VOTING STATUS. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       Determination of quorum                                   Non-Voting    No vote

1      Election of Fernando Sobel de Ayala, Jaime Augusto        Mgmt          For                            For
       Zobel de Ayala, Jose Rene D. Almendras, Antonino
       T. Aquino, Delfin L. Lazaro, Gerardo C. Ablaza,
       Jr. Takeaki Yamashita, Charles Thomas Cornish,
       John Eric T. Francia, as the Directors and
       Jose L. Cuisia, Jr., Oscar S. Reyes as the
       Independent Directors

2      Approve the minutes of previous meetings of               Mgmt          For                            For
       Stockholders on 30 MAR 2009

3      Approve the annual report and the audited financial       Mgmt          For                            For
       statements as of 31 DEC 2009

4      Ratify all acts and resolutions of the Board              Mgmt          For                            For
       of Directors, Executive Committee, Management
       Committees and the Officers

5      Election of Sycip Gorres Velayo & Co. as the              Mgmt          For                            For
       Independent Auditors

       Election of the External Auditor and fixing               Non-Voting    No vote
       of its remuneration

6      Other matters                                             Mgmt          Against                        Against

       Adjournment                                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MARCOPOLO SA                                                                                Agenda Number:  702293781
--------------------------------------------------------------------------------------------------------------------------
        Security:  P64331112
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  BRPOMOACNPR7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT THE PREFERED SHAREHOLDERS CAN            Non-Voting    No vote
       VOTE ON ITEM C AND D ONLY.     THANK YOU

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

A      To consider and vote the Board of Directors               Non-Voting    No vote
       annual report and the financial   statements
       relating to FYE 31 DEC 2009

B      To consider vote the proposal the allocation              Non-Voting    No vote
       of the net profit from the FY,   and to ratify
       the interest on shareholder equity and dividends
       already        distributed

C      Election of the members of the Board of Directors,        Mgmt          For                            For
       for a period of two years

D      Election of the members of the finance Committee          Mgmt          For                            For
       and set their remuneration

E      To set the global remuneration for the members            Non-Voting    No vote
       of the Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 MARIDIVE & OIL SERVICES S.A.E.                                                              Agenda Number:  702278474
--------------------------------------------------------------------------------------------------------------------------
        Security:  M6811V103
    Meeting Type:  OGM
    Meeting Date:  28-Mar-2010
          Ticker:
            ISIN:  EGS44012C010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve the Board of Directors report for the             Mgmt          No Action
       Company's activity for the FYE  31 DEC 2009

2      Approve the Board of Auditors report and its              Mgmt          No Action
       financial statement for the FYE  31 DEC 2009

3      Approve the Company financial statements for              Mgmt          No Action
       FYE 31 DEC 2009

4      Approve to release the Board of Directors responsibilitiesMgmt          No Action
       for the FYE 31 DEC 2009

5      Approve the profit distribution                           Mgmt          No Action

6      Appointment of the Auditors for the new year              Mgmt          No Action
       2010 and decide their fees




--------------------------------------------------------------------------------------------------------------------------
 MARIDIVE & OIL SERVICES S.A.E.                                                              Agenda Number:  702288451
--------------------------------------------------------------------------------------------------------------------------
        Security:  M6811V103
    Meeting Type:  EGM
    Meeting Date:  28-Mar-2010
          Ticker:
            ISIN:  EGS44012C010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1      Approve to increase the Company's capital with            Mgmt          No Action
       the value of the distribution bonus shares
       to be USD 122,880,000 to be distributed on
       307,200,000 shares

2      Amend the Company's name to Maredive Holdings             Mgmt          No Action

3      Amend the Company's terms of the statute                  Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 MAROC TELECOM, MAROC                                                                        Agenda Number:  702162380
--------------------------------------------------------------------------------------------------------------------------
        Security:  F6077E108
    Meeting Type:  OGM
    Meeting Date:  03-Dec-2009
          Ticker:
            ISIN:  MA0000011488
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Executive Boards report; grant authority      Mgmt          No Action
       for the IAMS Buy Back Program with view of
       adjusting the stock's market price, the main
       characteristics of this program are as follows,
       maximum quantity of shares 16,000,000 shares
       i.e., 1.82 of the capital, maximum amount of
       the Buy Back Program MAD 3.4 billion program's
       period 18 months transactions calendar from
       10 DEC 2009 to 10 JUN 2011, intervention price
       minimum sell price per share MAD 130, maximum
       purchase price per share MAD 210

2.     Powers                                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 MAROC TELECOM, MAROC                                                                        Agenda Number:  702310222
--------------------------------------------------------------------------------------------------------------------------
        Security:  F6077E108
    Meeting Type:  OGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  MA0000011488
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the validation of the Company's financials        Mgmt          No Action
       as of 31 DEC 2009

2      Approve the consolidated accounts as of 31 DEC            Mgmt          No Action
       2009

3      Approve the validation of regulated conventions           Mgmt          No Action
       with regards to Article 95 of the Law 2005
       Governing Joint Stock Companies

4      Approve the validation of profits allocation              Mgmt          No Action
       payment of a dividend of MAD     10.31 per
       share the dividend will be paid starting 31
       MAY 2010

5      Ratify the renewal of M. Philippe Capron as               Mgmt          No Action
       a Supervisory Board members       mandate for
       a period of 6 years

6      Ratify M. Moulay Taieb Cherkaouis cooptation              Mgmt          No Action
       as a member of the Supervisory   Board in replacement
       of M. Chakib Benmoussa

7      Ratify M. Gerard Bremonds cooptation as a member          Mgmt          No Action
       of the Supervisory Board in  replacement of
       M. Frank Esser

8      Ratify the renewal of Cabinet KPMGS mandate               Mgmt          No Action
       as the statutory Auditor for a    period of
       3 years

9      Grant full powers to the holder of a copy or              Mgmt          No Action
       a certified true copy of the     general meetings
       minute in order to perform the necessary formalities




--------------------------------------------------------------------------------------------------------------------------
 MARUTI SUZUKI INDIA LTD                                                                     Agenda Number:  702070892
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7565Y100
    Meeting Type:  AGM
    Meeting Date:  02-Sep-2009
          Ticker:
            ISIN:  INE585B01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009 and profit and loss account
       for the FYE on that date together with the
       reports of the Directors and the Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Mr. R. C. Bhargava as a Director,              Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Ms. Pallavi Shroff as a Director,              Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. Shuji Oishi as a Director, who             Mgmt          For                            For
       retires by rotation

6.     Re-appoint, pursuant to Section 224 and other             Mgmt          For                            For
       applicable provisions of the Companies Act,
       1956, M/s. Price Waterhouse, Chartered Accountants,
       the retiring Auditors, as the Auditors of the
       Company to hold Office from the conclusion
       of the 28th AGM up to the conclusion of the
       29th AGM of the Company at a remuneration to
       be fixed by the Board and reimbursement of
       out of pocket expenses incurred in connection
       with the audit

7.     Approve, pursuant to Articles 91(6) of the Articles       Mgmt          For                            For
       of Association of the Company read with section
       198, 310, Schedule XIII and other applicable
       provisions of the Companies Act 1956 [including
       any statutory modification(s) or re-enactment
       thereof for the time being in force] that with
       effect form 01 NOV 2008 a contribution of 12%
       of basic & special salary [or an amount as
       may be amended by the Central Government and
       become applicable from time to time] be made
       to the provident and pension fund of Mr. Shinzo
       Nakanishi, Managing Director and Chief Executive
       Officer, Mr. Tsuneo Ohashi, Director and Managing
       Executive Officer [Production], Mr. Keiichi
       Asai, Director and Managing Executive Officer
       [Engineering] and Mr. Shuji Oishi, Director
       and Managing Executive Officer [Marketing &
       Sales]

8.     Re-appoint, pursuant to Article 91 of the Articles        Mgmt          For                            For
       of Association of the Company read with Sections
       198, 269, 309 Schedule XIII and all other applicable
       provisions of the Companies Act, 1956, Mr.
       Shuji Oishi as a Whole time Director designated
       as Director and Managing Executive Officer[Marketing
       & Sales] of the Company with effect from 13
       APR 2009 for a further period of 3 years at
       the specified remuneration; and that, notwithstanding
       anything to the contrary herein contained,
       where in any FY during the currency of his
       tenure in the event of loss or inadequacy of
       profits, the Company will subject to applicable
       laws, pay remuneration by way of basic and
       special salary, performance linked bonus not
       exceeding 4 months basic salary, perquisites
       and allowances as specified

S.9    Amend, pursuant to Section 31 and all other               Mgmt          For                            For
       applicable provisions of the Companies Act
       1956, Article 7, first sentence of Article
       91(3) and the Article 91(4) of the Articles
       of Association of the Company




--------------------------------------------------------------------------------------------------------------------------
 MASISA SA                                                                                   Agenda Number:  702373250
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6460H105
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  CL0000000183
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to review the current status of Masisa,           Mgmt          For                            For
       the report of the External    Auditors, and
       the general balance and the financial statements
       corresponding  to the exercise ended on 31
       DEC 2009

2      Approve to fix the remuneration of the Board              Mgmt          For                            For
       of Directors

3      Approve to fix the remuneration and budget for            Mgmt          For                            For
       the expenses of the Directors  Committee

4      Approve to designate the External Auditors and            Mgmt          For                            For
       the risk classifier agents of  Masisa for the
       exercise 2010

5      Receive the report of the dividends policy                Mgmt          For                            For

6      Approve the distribution of revenues                      Mgmt          For                            For

7      Approve to inform about the operations with               Mgmt          For                            For
       related parties

8      Approve the designation of a newspaper in which           Mgmt          For                            For
       the next meetings and other   legal publications
       of Masisa will be published

9      Any other matter of social interest and of the            Non-Voting    No vote
       competence of the ordinary     shareholders
       meetings




--------------------------------------------------------------------------------------------------------------------------
 MASSMART HOLDINGS LTD                                                                       Agenda Number:  702140043
--------------------------------------------------------------------------------------------------------------------------
        Security:  S4799N114
    Meeting Type:  AGM
    Meeting Date:  25-Nov-2009
          Ticker:
            ISIN:  ZAE000029534
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Adopt the annual financial statements of the              Mgmt          For                            For
       Company and the Group for the YE 28 JUN 2009,
       as specified

O.2    Re-elect Mr. MD Brand to the Board of Directors           Mgmt          For                            For
       of the Company, who retires by rotation

O.3    Re-elect Mr. ZL Combi to the Board of Directors           Mgmt          For                            For
       of the Company, who retires by rotation

O.4    Re-elect Mr. GRC Hayward to the Board of Directors        Mgmt          For                            For
       of the Company, who retires by rotation

O.5    Re-elect Mr. JC Hodkinson to the Board of Directors       Mgmt          For                            For
       of the Company, who retires by rotation

O.6    Re-elect Mr. P Maw to the Board of Directors              Mgmt          For                            For
       of the Company, who retires by rotation

O.7    Approve the Non-Executive Directors' annual               Mgmt          Against                        Against
       remuneration, for the 2010 FY as specified;
       Chairman of the Board: ZAR 675,000, Deputy
       Chairman: ZAR 490,000, Directors: ZAR 200,000,
       Committee Chairmen: ZAR 200,000, Committee
       Members: ZAR 94,000 with the Members of the
       Audit Committee receiving an additional ZAR
       25,000 each due to the increased meetings and
       responsibilities brought about by the Corporate
       Laws Amendment Act

O.8    Re-elect Messrs. Deloitte & Touche [with Mr.              Mgmt          For                            For
       Andre Dennis as the Audit Partner] as the Company's
       Auditors for the ensuing FY, as approved by
       the Massmart Audit Committee and recommended
       to shareholders

O.9    Approve to place all the ordinary shares in               Mgmt          Against                        Against
       the authorized but unissued share capital of
       the Company under the control of the Directors
       in terms of Section 221(2) of the Companies
       Act, 1973 [Act 61 of 1973], as amended [the
       Act], who shall be authorized to allot and
       issue such shares to such person or persons
       on such terms and conditions as they may deem
       fit but not exceeding 5% of the number of shares
       already in issue; such allotment will be in
       accordance with the Act and JSE Limited [JSE]
       Listing Requirements

O.10   Authorize the Directors, subject to the JSE               Mgmt          Against                        Against
       Listings Requirements, to issue the ordinary
       shares in the authorized but unissued share
       capital of the Company for cash to such person
       or persons on such terms and conditions as
       they may deem fit, subject to the following:
       the shares shall be of a class already in issue;
       the shares shall be issued to public shareholders
       [as defined in the JSE Listings Requirements]
       and not to related parties [as defined in the
       JSE Listings Requirements]; the issues in the
       aggregate in any 1 FY shall not exceed 5% of
       the number of shares already in issue; the
       maximum discount at which the shares may be
       issued shall be 10% of the weighted average
       traded price of the shares over the 30 business
       days prior to the date that the price agreed
       between the Company and the party subscribing
       for the securities; [Authority expires the
       earlier of the Company's next AGM or 15 months];
       once the securities have been issued, the Company
       shall publish an announcement in accordance
       with Paragraph 11.22 of the JSE Listings Requirements

O.11   Authorize the Company, subject to the passing             Mgmt          Against                        Against
       and registration of Resolutions S.2 and S.3
       and the passing of Resolution O.12, by way
       of a specific authority in terms of Section
       221 of the Companies Act No.61 of 1973, as
       amended and the JSE Listings Requirements to
       allot and issue 2,000,000 B convertible, redeemable,
       participating preference shares with a par
       value of ZAR 0.01 each in the authorized but
       unissued share capital of the Company at an
       issue price of ZAR 0.01 per B convertible,
       redeemable, participating preference share
       to the trustees for the time being of the Massmart
       Black Scarce Skills Trust [formerly the Massmart
       Black Management Trust] [Master's Reference
       No. IT 7745/06] pursuant to the terms and conditions
       of the subscription agreement which will lie
       open for inspection for 14 days prior to the
       date of the AGM at which this resolution will
       be proposed

O.12   Approve, subject to the passing and registration          Mgmt          Against                        Against
       of Resolutions S.2 and S.3 and the passing
       of O.11, to increase the number of B convertible,
       redeemable, participating preference shares
       with a par value of ZAR 0.01 that may be allocated
       by the trustees of the Massmart Black Scarce
       Skills Trust [formerly the Massmart Black Management
       Trust] [Master's Reference No. IT 7745/06]
       ['the Trust'] from 2,000,000 to 4,000,000 and
       otherwise on the terms and conditions of the
       deed of the Trust

S.1    Authorize the Company and its subsidiaries,               Mgmt          Against                        Against
       in terms of Sections 85(2) and 85(3) of the
       Companies Act 61 of 1973, as amended [the Act]
       and the JSE Listings Requirements, from time
       to time to acquire the ordinary and/or preference
       shares in the issued share capital of the Company
       from such shareholder/s, at such price, in
       such manner and subject to such terms and conditions
       as the Directors may deem fit, but subject
       to the Articles of Association of the Company,
       the Act and the JSE Listings Requirements,
       and provided that: acquisitions may not be
       made at a price greater than 10% above the
       weighted average of the market value for the
       shares determined over the 5 business days
       prior to the date that the price for the acquisition
       is effected; acquisitions in the aggregate
       in any 1 FY shall not exceed 15% of that class
       of the Company's issued share capital; the
       repurchase of securities will be effected through
       the order book operated by the JSE trading
       system and will be done without any prior understanding
       or arrangement between the Company and the
       counter party; the Company will only appoint
       1 agent, at any point in time, to effect the
       repurchases on the Company's behalf; the Company
       will only undertake a repurchase of securities
       if, after such repurchases, the Company complies
       with the shareholder spread requirements of
       the JSE; neither the Company nor its subsidiaries
       may repurchase securities during a prohibited
       period unless a repurchase program is in place
       where the dates and quantities of securities
       to be traded during the relevant period are
       fixed and where full details of the programme
       have been disclosed in an announcement over
       SENS prior to the commencement of the prohibited
       period; an announcement complying with 11.27
       of the JSE Listings Requirements will be published
       by the Company when the Company and/or its
       subsidiaries have cumulatively repurchased
       3% of the Company's issued ordinary and/or
       preference share capital and for each 3% in
       aggregate thereafter; [Authority expires the
       earlier of the Company's next AGM or 15 months]

S.2    Authorize the Company, subject to the passing             Mgmt          Against                        Against
       and registration of Resolution S.3 and the
       passing of  Resolutions O.11 and O.12, to increase
       the share capital from ZAR 5,400,000 comprising:
       500,000,000 ordinary shares with a par value
       of ZAR 0.01 each; 20,000,000 non-redeemable,
       cumulative, non-participating preference shares
       with a par value of ZAR 0.01 each; 18,000,000
       'A' convertible, redeemable, non-cumulative,
       participating preference shares with a par
       value of ZAR 0.01 each; and 2,000,000 'A' convertible,
       redeemable, participating preference shares
       with a par value of ZAR 0.01 each [the 'B Preference
       Shares'] [the 'Current Share Capital'] to ZAR
       5,420,000 comprising the current share capital
       and an additional 2,000,000 B preference shares
       by creating the said 2,000,000 B preference
       shares having the rights, privileges, restrictions
       and conditions as specified in Article 43 of
       the Articles of Association of the Company

S.3    Amend subject to the passing and registration             Mgmt          Against                        Against
       of Resolution S.2 and the passing of Resolutions
       O.11 and O.12, the Articles 42 and 43 of the
       Articles of Association of the Company a specified

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MAXIS BHD                                                                                   Agenda Number:  702450583
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y58460109
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  MYL6012OO008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

0      To consider the Audited Financial Statements              Non-Voting    No vote
       of the Company and of the Group  for the FYE
       31 DEC 2009 and the Reports of the Directors
       and Auditors thereon

1      Declare a final single-tier tax exempt dividend           Mgmt          For                            For
       of 3 SEN per ordinary share   for the FYE 31
       DEC 2009

2      Re-elect Raja Tan Sri Dato' Seri Arshad bin               Mgmt          For                            For
       Raja Tun Uda as a Director who    retires pursuant
       to Article 114(1) of the Company's Articles
       of Association

3      Re-elect Robert William Boyle as a Director               Mgmt          For                            For
       who retires pursuant to Article   114(1) of
       the Company's Articles of Association

4      Re-elect Dato' Mokhzani bin Mahathiras a Director         Mgmt          For                            For
       who retires pursuant to     Article 114(1)
       of the Company's Articles of Association

5      Re-elect Asgari bin Mohd Fuad Stephens as a               Mgmt          For                            For
       Director who retires pursuant to  Article 114(1)
       of the Company's Articles of Association

6      Re-elect Eng. Saud Majed A. AlDaweesh as a Director       Mgmt          For                            For
       who retires pursuant to   Article 114(1) of
       the Company's Articles of Association

7      Re-elect Dr. Fahad Hussain S.Mushayt as a Director        Mgmt          For                            For
       who retires pursuant to    Article 114(1) of
       the Company's Articles of Association

8      Re-elect Ghassan Hasbani as a Director who retires        Mgmt          For                            For
       pursuant to Article 114(1) of the Company's
       Articles of Association

9      Re-elect Augustus Ralph Marshall as a Director            Mgmt          For                            For
       who retires pursuant to        Article 114(1)
       of the Company's Articles of Association

10     Re-elect Chan Chee Beng as a Director who retires         Mgmt          For                            For
       pursuant to Article 114(1)  of the Company's
       Articles of Association

11     Re-elect Sandip Das as a Director who retires             Mgmt          For                            For
       pursuant to Article 114(1) of   the Company's
       Articles of Association

12     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       Auditors of the Company to hold  office from
       the conclusion of this meeting until the conclusion
       of the next   AGM and authorize the Directors
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 MAXIS BHD                                                                                   Agenda Number:  702453630
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y58460109
    Meeting Type:  EGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  MYL6012OO008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, all the recurrent related             Mgmt          Against                        Against
       party transactions of a revenue or trading
       nature, entered into by the Company and/or
       its subsidiaries ["the Group"] from 19 NOV
       2009, the date on which the entire issued and
       paid-up share capital of Maxis was listed and
       quoted on the Main Market of Bursa Malaysia
       Securities Berhad, until the date of the Company's
       First AGM or EGM, with the related parties
       [Related Parties] stated in Part A of Appendix
       1 of the Circular to Shareholders dated 24
       MAY 2010, which were necessary for day-to-day
       operations of the Company and/or its subsidiaries
       and are carried out in the ordinary course
       of business on normal commercial terms and
       on terms which are not more favorable to the
       parties with which such recurrent transactions
       are or to be entered into than those generally
       available to the public and which are not detrimental
       to the non-interested shareholders of the Company;
       all actions taken and the execution of all
       necessary documents by the Directors of the
       Company as they had considered expedient or
       deemed fit in the best interests of the Company
       in connection with such transactions

2.     Authorize the Company and/or its Subsidiaries,            Mgmt          For                            For
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad
       to enter into recurrent related party transactions
       of a revenue or trading nature with ASTRO ALL
       ASIA NETWORKS plc and/or its affiliates including
       but not limited to Airtime Management and Programming
       Sdn Bhd, Digital Five Sdn Bhd, MEASAT Broadcast
       Network Systems Sdn Bhd, ASTRO Entertainment
       Sdn Bhd, Kristal-Astro Sdn Bhd and Maestro
       Talent and Management Sdn Bhd as specified
       in Part B of Appendix I of the Company's Circular
       to Shareholders dated 24 MAY 2010, provided
       that such transactions are necessary for day-to-day
       operations of the Company and/or its subsidiaries
       and are carried out in the ordinary course
       of business on normal commercial terms and
       on terms which are not more favorable to the
       parties with which such recurrent transactions
       are to be entered into than those generally
       available to the public and which are not detrimental
       to the non-interested shareholders of the Company;
       [Authority shall continue in force until the
       conclusion of the next AGM of the Company or
       the expiration of the period within which the
       next annual general meeting is required to
       be held pursuant to Section 143(1) of the Companies
       Act, 1965 (but shall not extend to such extension
       as may be allowed pursuant to Section 143(2)
       of the Companies Act, 1965)]; authorize the
       Directors of the Company to complete and do
       all such acts and things (including executing
       all such documents as may be required) as they
       may consider expedient or necessary to give
       effect to this resolution

3.     Authorize the Company and/or its Subsidiaries,            Mgmt          For                            For
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad
       for to enter into recurrent related party transactions
       of a revenue or trading nature with Tanjong
       Public Limited Company and/or its affiliates,
       including but not limited to Tanjong City Centre
       Property Management Sdn Bhd, TGV Cinemas Sdn
       Bhd and Pan Malaysian Pools Sdn Bhd as specified
       in Part B of Appendix I of the Company's Circular
       to Shareholders dated 24 MAY 2010, provided
       that such transactions are necessary for day-to-day
       operations of the Company and/or its subsidiaries
       and are carried out in the ordinary course
       of business on normal commercial terms and
       on terms which are not more favorable to the
       parties with which such recurrent transactions
       are to be entered into than those generally
       available to the public and which are not detrimental
       to the non-interested shareholders of the Company;
       [Authority shall continue in force until the
       conclusion of the next AGM of the Company or
       the expiration of the period within which
       the next annual general meeting is required
       to be held pursuant to Section 143(1) of the
       Companies Act, 1965 (but shall not extend to
       such extension as may be allowed pursuant to
       Section 143(2) of the Companies Act, 1965)];
       authorize the Directors of the Company to complete
       and do all such acts and things (including
       executing all such documents as may be required)
       as they may consider expedient or necessary
       to give effect to this resolution

4.     Authorize the Company and/or its Subsidiaries,            Mgmt          For                            For
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad
       for to enter into recurrent related party transactions
       of a revenue or trading nature with MEASAT
       Global Berhad and/or its affiliates, including
       but not limited to MEASAT Satellite Systems
       Sdn Bhd as specified in Part B of Appendix
       I of the Company's Circular to Shareholders
       dated 24 MAY 2010, provided that such transactions
       are necessary for day-to-day operations of
       the Company and/or its subsidiaries and are
       carried out in the ordinary course of business
       on normal commercial terms and on terms which
       are not more favorable to the parties with
       which such recurrent transactions are to be
       entered into than those generally available
       to the public and which are not detrimental
       to the non-interested shareholders of the Company;
       [Authority shall continue in force until the
       conclusion of the next AGM of the Company or
       the expiration of the period within which the
       next AGM is required to be held pursuant to
       Section 143(1) of the Companies Act, 1965 (but
       shall not extend to such extension as may be
       allowed pursuant to Section 143(2) of the Companies
       Act, 1965)]; authorize the Directors of the
       Company to complete and do all such acts and
       things (including executing all such documents
       as may be required) as they may consider expedient
       or necessary to give effect to this resolution

5.     Authorize the Company and/or its Subsidiaries,            Mgmt          For                            For
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad
       to enter into recurrent related party transactions
       of a revenue or trading nature with Usaha Tegas
       Sdn Bhd and/or its affiliates, including but
       not limited to UT Hospitality Services Sdn
       Bhd, UT Projects Sdn Bhd, UT Energy Services
       Sdn Bhd, UTSB Management Sdn Bhd, SRG Asia
       Pacific Sdn Bhd, Bumi Armada Berhad, Mobitel
       (Private) Limited and Sri Lanka Telecom PLC
       as specified in Part B of Appendix I of the
       Company's Circular to Shareholders dated 24
       MAY 2010, provided that such transactions are
       necessary for day-to-day operations of the
       Company and/or its subsidiaries and are carried
       out in the ordinary course of business on normal
       commercial terms and on terms which are not
       more favorable to the parties with which such
       recurrent transactions are to be entered into
       than those generally available to the public
       and which are not detrimental to the non-interested
       shareholders of the Company; [Authority shall
       continue in force until the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next annual general
       meeting is required to be held pursuant to
       Section 143(1) of the Companies Act, 1965 (but
       shall not extend to such extension as may be
       allowed pursuant to Section 143(2) of the Companies
       Act, 1965)]; authorize the Directors of the
       Company to complete and do all such acts and
       things (including executing all such documents
       as may be required) as they may consider expedient
       or necessary to give effect to this resolution

6.     Authorize the Company and/or its Subsidiaries,            Mgmt          For                            For
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad
       to enter into recurrent related party transactions
       of a revenue or trading nature with UMTS (Malaysia)
       Sdn Bhd as specified in Part B of Appendix
       I of the Company's Circular to Shareholders
       dated 24 MAY 2010, provided that such transactions
       are necessary for day-to-day operations of
       the Company and/or its subsidiaries and are
       carried out in the ordinary course of business
       on normal commercial terms and on terms which
       are not more favorable to the party with which
       such recurrent transactions are to be entered
       into than those generally available to the
       public and which are not detrimental to the
       non-interested shareholders of the Company,
       [Authority shall continue to be in force until
       the conclusion of the next AGM of the Company
       or  the expiration of the period within which
       the next annual general meeting is required
       to be held pursuant to Section 143(1) of the
       Companies Act, 1965 (but shall not extend to
       such extension as may be allowed pursuant to
       Section 143(2) of the Companies Act, 1965)];
       authorize the Directors of the Company to complete
       and do all such acts and things (including
       executing all such documents as may be required)
       as they may consider expedient or necessary
       to give effect to this resolution

7.     Authorize the Company and/or its Subsidiaries,            Mgmt          For                            For
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad
       to enter into recurrent related party transactions
       of a revenue or trading nature with Maxis Communications
       Berhad and/or its affiliates, including but
       not limited to Dishnet Wireless Limited and/or
       Aircel Group and Bridge Mobile Pte Ltd as specified
       in Part B of Appendix I of the Company's Circular
       to Shareholders dated 24 MAY 2010, provided
       that such transactions are necessary for day-to-day
       operations of the Company and/or its subsidiaries
       and are carried out in the ordinary course
       of business on normal commercial terms and
       on terms which are not more favorable to the
       parties with which such recurrent transactions
       are to be entered into than those generally
       available to the public and which are not detrimental
       to the non-interested shareholders of the Company;
       [Authority shall continue in force until the
       conclusion of the next AGM of the Company or
       the expiration of the period within which the
       next AGM is required to be held pursuant to
       Section 143(1) of the Companies Act, 1965 (but
       shall not extend to such extension as may be
       allowed pursuant to Section 143(2) of the Companies
       Act, 1965)]; authorize the Directors of the
       Company to complete and do all such acts and
       things (including executing all such documents
       as may be required) as they may consider expedient
       or necessary to give effect to this resolution

8.     Authorize the Company and/or its Subsidiaries,            Mgmt          For                            For
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad
       for to enter into recurrent related party transactions
       of a revenue or trading nature with Saudi Telecom
       Company and/or its affiliates, including but
       not limited to Cell C (Pty) Ltd, Kuwait Telecom
       Company and AVEA Yletisim Hizmetleri A.S. as
       specified in Part B of Appendix I of the Company's
       Circular to Shareholders dated 24 MAY 2010,
       provided that such transactions are necessary
       for day-to-day operations of the Company and/or
       its subsidiaries and are carried out in the
       ordinary course of business on normal commercial
       terms and on terms which are not more favorable
       to the parties with which such recurrent transactions
       are to be entered into than those generally
       available to the public and which are not detrimental
       to the non-interested shareholders of the Company;
       [Authority shall continue to be in force until
       the conclusion of the next AGM of the Company;
       or the expiration of the period within which
       the next AGM is required to be held pursuant
       to Section 143(1) of the Companies Act, 1965
       (but shall not extend to such extension as
       may be allowed pursuant to Section 143(2) of
       the Companies Act, 1965)]; authorize the Directors
       of the Company to complete and do all such
       acts and things (including executing all such
       documents as may be required) as they may consider
       expedient or necessary to give effect to this
       resolution

9.     Authorize the Company and/or its Subsidiaries,            Mgmt          For                            For
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad
       for to enter into recurrent related party transactions
       of a revenue or trading nature with PT Natrindo
       Telepon Seluler as specified in Part B of Appendix
       I of the Company's Circular to Shareholders
       dated 24 MAY 2010, provided that such transactions
       are necessary for day-to-day operations of
       the Company and/or its subsidiaries and are
       carried out in the ordinary course of business
       on normal commercial terms and on terms which
       are not more favorable to the party with which
       such recurrent transactions are to be entered
       into than those generally available to the
       public and which are not detrimental to the
       non-interested shareholders of the Company;
       [Authority shall continue in force until the
       conclusion of the next AGM of the Company;
       or the expiration of the period within which
       the next AGM is required to be held pursuant
       to Section 143(1) of the Companies Act, 1965
       (but shall not extend to such extension as
       may be allowed pursuant to Section 143(2) of
       the Companies Act, 1965)]; authorize the Directors
       of the Company to complete and do all such
       acts and things (including executing all such
       documents as may be required) as they may consider
       expedient or necessary to give effect to this
       resolution

10.    Authorize the Company and/or its Subsidiaries,            Mgmt          For                            For
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad
       to enter into recurrent related party transactions
       of a revenue or trading nature with Communications
       and Satellite Services Sdn Bhd and Malaysian
       Jet Services Sdn Bhd as specified in Part B
       of Appendix I of the Company's Circular to
       Shareholders dated 24 MAY 2010, provided that
       such transactions are necessary for day-to-day
       operations of the Company and/or its subsidiaries
       and are carried out in the ordinary course
       of business on normal commercial terms and
       on terms which are not more favorable to the
       parties with which such recurrent transactions
       are to be entered into than those generally
       available to the public and which are not detrimental
       to the non-interested shareholders of the Company;
       [Authority shall continue to be in force until
       the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM is required to be held pursuant
       to Section 143(1) of the Companies Act, 1965
       (but shall not extend to such extension as
       may be allowed pursuant to Section 143(2) of
       the Companies Act, 1965)]; authorize the Directors
       of the Company to complete and do all such
       acts and things (including executing all such
       documents as may be required) as they may consider
       expedient or necessary to give effect to this
       resolution

11.    Authorize the Company and/or its Subsidiaries,            Mgmt          For                            For
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad
       for to enter into recurrent related party transactions
       of a revenue or trading nature with Malaysian
       Landed Property Sdn Bhd as specified in Part
       B of Appendix I of the Company's Circular to
       Shareholders dated 24 MAY 2010, provided that
       such transactions are necessary for day-to-day
       operations of the Company and/or its subsidiaries
       and are carried out in the ordinary course
       of business on normal commercial terms and
       on terms which are not more favorable to the
       party with which such recurrent transactions
       are to be entered into than those generally
       available to the public and which are not detrimental
       to the non-interested shareholders of the Company;
       [Authority shall continue in force until the
       conclusion of the next AGM of the Company or
       the expiration of the period within which the
       next AGM is required to be held pursuant to
       Section 143(1) of the Companies Act, 1965 (but
       shall not extend to such extension as may be
       allowed pursuant to Section 143(2) of the Companies
       Act, 1965)]; authorize the Directors of the
       Company to complete and do all such acts and
       things (including executing all such documents
       as may be required) as they may consider expedient
       or necessary to give effect to this resolution

12.    Authorize the Company and/or its Subsidiaries,            Mgmt          For                            For
       pursuant to Paragraph 10.09 of the Listing
       Requirements of Bursa Malaysia Securities Berhad
       for to enter into recurrent related party transactions
       of a revenue or trading nature with Kompakar
       CRC Sdn Bhd, Flobright Advertising Sdn Bhd
       and Agensi Pekerjaan Talent2 International
       Sdn Bhd as specified in Part B of Appendix
       I of the Company's Circular to Shareholders
       dated 24 MAY 2010, provided that such transactions
       are necessary for day-to-day operations of
       the Company and/or its subsidiaries and are
       carried out in the ordinary course of business
       on normal commercial terms and on terms which
       are not more favorable to the parties with
       which such recurrent transactions are to be
       entered into than those generally available
       to the public and which are not detrimental
       to the non-interested shareholders of the Company;
       [Authority shall continue to be in force until
       the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM is required to be held pursuant
       to Section 143(1) of the Companies Act, 1965
       (but shall not extend to such extension as
       may be allowed pursuant to Section 143(2) of
       the Companies Act, 1965)]; authorize the Directors
       of the Company to complete and do all such
       acts and things (including executing all such
       documents as may be required) as they may consider
       expedient or necessary to give effect to this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 MECHEL OAO                                                                                  Agenda Number:  933303769
--------------------------------------------------------------------------------------------------------------------------
        Security:  583840103
    Meeting Type:  Annual
    Meeting Date:  30-Jun-2010
          Ticker:  MTL
            ISIN:  US5838401033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE 2009 ANNUAL REPORT OF MECHEL OAO.              Mgmt          For

02     TO APPROVE 2009 ANNUAL ACCOUNTING REPORT INCLUDING        Mgmt          For
       PROFIT AND LOSS ACCOUNT OF MECHEL OAO.

03     TO APPROVE DISTRIBUTION OF PROFIT INCLUDING               Mgmt          For
       COMPANY'S DIVIDEND PAYMENT ACCORDING TO BUSINESS
       YEAR RESULTS.

04     DIRECTOR
       JOHNSON, ARTHUR DAVID                                     Mgmt          For                            For
       GUSEV, V. VASSILIEVICH                                    Mgmt          For                            For
       EVTUSHENKO, A.E.                                          Mgmt          For                            For
       ZYUZIN, I.V.                                              Mgmt          For                            For
       KOZHUKHOVSKIY, I.S.                                       Mgmt          For                            For
       KOLPAKOV, S.V.                                            Mgmt          For                            For
       POLIN, V. ANATOLYEVICH                                    Mgmt          For                            For
       PROSKURNYA, V.V.                                          Mgmt          For                            For
       GALE, ROGER IAN                                           Mgmt          For                            For

5A     ELECT MEMBER OF THE AUDITING COMMITTEE: ZAGREBIN,         Mgmt          For
       ALEKSEY VYACHESLAVOVICH

5B     ELECT MEMBER OF THE AUDITING COMMITTEE: MIKHAYLOVA,       Mgmt          For
       NATALYA GRIGORYEVNA

5C     ELECT MEMBER OF THE AUDITING COMMITTEE: RADISHEVSKAYA,    Mgmt          For
       LYUDMILA EDUARDOVNA

06     TO APPROVE ZAO ENERGYCONSULTING/AUDIT TO BE               Mgmt          For
       THE AUDITOR OF MECHEL OPEN JOINT STOCK COMPANY.

07     TO APPROVE A NEW VERSION OF ARTICLES OF ASSOCIATION       Mgmt          For
       OF MECHEL OAO.

08     TO APPROVE A NEW VERSION OF STATEMENT ON GENERAL          Mgmt          For
       MEETING OF SHAREHOLDERS OF MECHEL OPEN JOINT
       STOCK COMPANY.

09     TO APPROVE A NEW VERSION OF STATEMENT ON BOARD            Mgmt          For
       OF DIRECTORS OF MECHEL OAO.

10     TO APPROVE A NEW VERSION OF STATEMENT ON REMUNERATION     Mgmt          For
       AND COMPENSATION FOR EXPENSES OF MEMBERS OF
       BOARD OF DIRECTORS.

11     TO APPROVE CONCLUSION OF THE GUARANTEE AGREEMENT(S)       Mgmt          For
       AS THE TRANSACTION(S) OF INTEREST BY MECHEL
       OAO (HEREAFTER "COMPANY") ON THE TERMS AND
       CONDITIONS (SEE FULL TEXT OF RESOLUTIONS ATTACHED).




--------------------------------------------------------------------------------------------------------------------------
 MEDI CLINIC CORP LTD                                                                        Agenda Number:  702036092
--------------------------------------------------------------------------------------------------------------------------
        Security:  S48510127
    Meeting Type:  AGM
    Meeting Date:  30-Jul-2009
          Ticker:
            ISIN:  ZAE000074142
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.O.1  Approve the audited annual financial statements           Mgmt          For                            For
       of the Company and the Group for the YE 31
       MAR 2009

2.O.2  Re-appoint PriceWaterhouseCoopers Inc as the              Mgmt          For                            For
       Company Auditor is approved and note that the
       individual register auditor who will undertake
       the audit for the FYE 31 MAR is Mr. J Loubser

3.O.3  Approve the joint remuneration of the Non-Executive       Mgmt          For                            For
       Directors in the amount of ZAR 793,116 for
       the YE 31 MAR 2009

4.O.4  Approve, the fees as the basis for calculating            Mgmt          For                            For
       the remuneration of the Non-Executive Directors
       FYE 31 MAR 2010 with only 50% of the respective
       fee per meeting being payable in the case of
       non-attendance of a meeting, proposed fee per
       meeting FYE 31 MAR 2010, Board- ZAR 23,890,
       Chairperson- Audit and Risk Committee- ZAR
       25,480, Member- Audit Risk Committee- ZAR 19,115,
       Chairperson- Human Resources Committee- ZAR
       19,115, Member- Human Resources Committee-
       ZAR 14,335, Chairperson- Investment Sub-committee-
       ZAR 25,480, Member- Investment Sub-Committee-
       ZAR 19,115

5.1    Ratify the co-option of MK Makaba as a Director           Mgmt          For                            For
       of the Company

5.2    Ratify the co-option of ZP Manase as a Director           Mgmt          For                            For
       of the Company

5.3    Ratify the co-option of Wiesinger as a Director           Mgmt          For                            For
       of the Company

6.1    Re-elect Dr. MK. Makaba as a Director of the              Mgmt          For                            For
       Company, who retires in terms of the Company's
       Articles of Association

6.2    Re-elect Dr. Ms. ZP Manase as a Director of               Mgmt          For                            For
       the Company, who retires in terms of the Company's
       Articles of Association

6.3    Re-elect Mr. DP Meintjes as a Director of the             Mgmt          For                            For
       Company, who retires in terms of the Company's
       Articles of Association

6.4    Re-elect Mr. KHS Pretorius as a Director of               Mgmt          For                            For
       the Company, who retires in terms of the Company's
       Articles of Association

6.5    Re-elect Dr. MA Ramphele as a Director of the             Mgmt          For                            For
       Company, who retires in terms of the Company's
       Articles of Association

6.6    Re-elect Prof. WL Van der Merwe as a Director             Mgmt          For                            For
       of the Company, who retires in terms of the
       Company's Articles of Association

6.7    Re-elect Dr. TO Wiesinger as a Director of the            Mgmt          For                            For
       Company, who retires in terms of the Company's
       Articles of Association

7.O.7  Approve that the unissued ordinary shares in              Mgmt          For                            For
       the authorized share capital of the Company
       be hereby placed under the control of the directors
       of the Company as a general authority in terms
       of section 22 1[2] of the Companies Act [Act
       61 of 1973], as amended [the Companies Act],
       who are hereby authorized to allot and issue
       any such shares upon such terms and conditions
       as the Directors of the Company in their sole
       discretion may deem fit, subject to the aggregate
       number of ordinary shares available for allotment
       and issue in terms of this resolution being
       limited to 10% of the number of ordinary shares
       in issue at 31 MAR 2009,and further subject
       to the provisions of the Companies Act, the
       Articles of Association of the Company an d
       the JSE Limited [JSE] Listings Requirements
       [the JSE Listings Requirements]

8.O.8  Authorize Directors of the Company, subject               Mgmt          For                            For
       to ordinary resolution number 7, to issue any
       such number of ordinary shares from the authorized,
       but unissued shares in the share capital of
       the Company for cash, as and when the Directors
       in their sole discretion may deem fit, subject
       to the Companies Act , the Articles of Association
       of the Company, the JSE Listings Requirements,
       when applicable, and the following limitations,
       namely that the number of equity securities
       which are the subject of the issue for cash
       may not in the  aggregate in any one financial
       year exceed 10% of the Company's relevant number
       of equity securities in issue of that class,
       [Authority expires until the Company's next
       AGM or 15 months]

9.O.9  Approve the amendments to the Medi-Clinic Management      Mgmt          For                            For
       Incentive Scheme [the Incentive Scheme] document
       adopted 22 MAR 2006, in terms of the provisions
       of the recently amended Schedule 14 of the
       Listings Requirements of the JSE Limited [the
       Listings Requirements

10S1.  Approve that, as a general authority contemplated         Mgmt          For                            For
       in sections 85[2] and 85[3] of the Companies
       Act, the acquisitions by the Company and or
       any subsidiary of the Company, from time to
       time of the issued ordinary shares of the Company,
       upon such terms and conditions and in such
       amounts as the Directors of the Company may
       from time to time determine are hereby authorized,
       but subject to the Articles of Association
       of the Company, the provisions of the Companies
       Act and the JSE Listings Requirements, when
       applicable, [Authority expires until the Company's
       next AGM or 15 months from the date this resolution
       is passed] and any acquisition by the Company
       and or any subsidiary of the Company of ordinary
       shares in the aggregate in any one FY shall
       be limited to a maximum of 20% of the Company's
       issued ordinary share capital as at the beginning
       of the FY, provided that the acquisition of
       shares as treasury stock by a subsidiary of
       the Company shall not exceed 10% of the number
       of issued shares in the C

       Other business                                            Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTION.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 MEDIA PRIMA BHD, PETALING, SELANGOR                                                         Agenda Number:  702165386
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5946D100
    Meeting Type:  EGM
    Meeting Date:  17-Dec-2009
          Ticker:
            ISIN:  MYL4502OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the approvals of the relevant authorities,
       to carry out and proceed with the Proposed
       Offer to acquire all the remaining Offer Shares,
       at an offer price of MYR 2.40 per Offer Share,
       to be satisfied by the issuance of 6 Consideration
       Shares and 1 free MPB Warrant ("Consideration
       Warrant"), for every 5 Offer Shares accepted;
       (i) to allot and issue up to 147,830,717 Consideration
       Shares and up to 24,638,453 Consideration Warrants
       at any time to such persons (including the
       Directors and major shareholders of MPB) pursuant
       to the Proposed Offer upon the terms and subject
       to the conditions contained in the Circular
       dated 30 NOV 2009 in relation to the Proposed
       Offer; (ii) to allot and issue such additional
       warrants in MPB ("Additional Consideration
       Warrants") as may be required or permitted
       to be issued as a consequence of the adjustments
       under the provisions in the deed poll to be
       executed by the Company ("Deed Poll"); and
       (iii) to allot and issue such appropriate number
       of new MPB Shares to holders of the Consideration
       Warrants arising from the exercise of the Consideration
       Warrants (which shall be in accordance with
       the Deed Poll) to subscribe for new MPB Shares,
       including such appropriate number of new MPB
       Shares arising from the exercise of subscription
       rights represented by the Additional Consideration
       Warrants; that the Consideration Shares and
       new MPB Shares to be issued pursuant to the
       exercise of the Consideration Warrants or Additional
       Consideration Warrants shall, upon issue and
       allotment, rank pari passu in all respects
       with the then existing MPB Shares save and
       except that the holder of such new MPB Shares
       shall not be entitled to the Bonus Warrants
       (as defined in Ordinary Resolution 2) and to
       any dividend, right, allotment and/or any other
       distribution, the entitlement date of which
       is prior to the date of allotment of the Consideration
       Shares and new MPB Shares to be issued pursuant
       to the exercise of the Consideration Warrants
       or Additional Consideration Warrants (as the
       case may be); to give full effect to the Proposed
       Offer with full powers to approve, agree and
       assent to any conditions, variations, revaluations,
       modifications, and/or amendments in any manner
       as may be required/permitted by the relevant
       authorities or deemed necessary by the Directors
       of the Company, to deal with matters, incidental,
       ancillary to and/or relating thereto and take
       all steps and do all acts and to execute or
       enter into all such agreements, arrangements,
       undertakings, indemnities, transfers, extensions,
       assignments, deeds, confirmations, declarations
       and/or guarantees, including but not limited
       to the execution of the Deed Poll, with any
       party or parties, to deliver or cause to be
       delivered all such documents and to do all
       such acts and matters as they may consider
       necessary to implement, finalize and give full
       effect to and complete the Proposed Offer;
       subject to the shareholders of NSTP passing
       a resolution at a general meeting for the withdrawal
       of the listing of NSTP from the Official List
       of Bursa Malaysia Securities Berhad at the
       request of the Company pursuant to Section
       2.1.9 of the Circular dated 30 NOV 2009 in
       relation to the Proposed Offer in accordance
       with Paragraph 16.06 of the Main Market Listing
       Requirements ("De-Listing") and NSTP obtaining
       all approvals required in relation to the De-Listing,
       authorize the Company to proceed with the acquisition
       of the remaining ordinary shares of MYR 1.00
       each in NSTP not already owned by the Company
       at the same consideration as the Proposed Offer
       ("Exit Offer"); to take all such steps and
       do all acts, deeds and things and execute all
       necessary documents to give full effect to
       the Exit Offer

2.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of Ordinary Resolution 1, the
       Proposed Offer becoming or is declared unconditional
       and the approvals of the relevant authorities;
       (i) to allot and issue up to 24,604,298 new
       MPB Warrants ("Bonus Warrants") to the existing
       shareholders of the Company, on the basis of
       1 Bonus Warrant for every 35 MPB Shares, for
       free, on an entitlement date to be determined
       later and upon such terms and subject to the
       conditions of the Proposed Bonus Issue contained
       the Circular dated 30 NOV 2009 in relation
       to the Proposed Bonus Issue and as the Directors
       may determine, for the avoidance of doubt,
       the accepting shareholders of under the Proposed
       Offer will not be entitled to the Bonus Warrants
       under the Proposed Bonus Issue; (ii) to allot
       and issue such additional MPB Warrants ("Additional
       Bonus Warrants") as may be required or permitted
       to be issued as a consequence of the adjustments
       under the provisions in the Deed Poll; and
       (iii) to allot and issue such appropriate number
       of new MPB Shares to holders of the Bonus Warrants
       arising from the exercise of the Bonus Warrants
       (which shall be in accordance with the Deed
       Poll) to subscribe for new MPB Shares, including
       such appropriate number of new MPB Shares arising
       from the exercise of subscription rights represented
       by the Additional Bonus Warrants; the new MPB
       Shares to be issued pursuant to the exercise
       of the Bonus Warrants or Additional Bonus Warrants
       shall, upon issue and allotment, rank pari
       passu in all respects with the then existing
       MPB Shares save and except that the holder
       of such new MPB Shares shall not be entitled
       to any dividend, right, allotment and/or any
       other distribution, the entitlement date of
       which is prior to the date of allotment of
       the new MPB Shares to be issue pursuant to
       the exercise of the Bonus Warrants or Additional
       Bonus Warrants (as the case may be); to give
       full effect to the Proposed Bonus Issue with
       full powers to approve, agree and assent to
       any conditions, variations, revaluations, modifications,
       and/or amendments in any manner as may be required/permitted by the relevant authorities or deemed necessary
       by the Directors of the Company, to deal with
       matters, incidental, ancillary to and/or relating
       thereto and take all steps and do all acts
       and to execute or enter into all such agreements,
       arrangements, undertakings, indemnities, transfers,
       extensions, assignments, deeds, confirmations,
       declarations and/or guarantees, including but
       not limited to the execution of the Deed Poll,
       with any party or parties, to deliver or cause
       to be delivered all such documents and to do
       all such acts and matters as they may consider
       necessary to implement, finalize and give full
       effect to and complete the Proposed Bonus Issue




--------------------------------------------------------------------------------------------------------------------------
 MEDIA PRIMA BHD, PETALING, SELANGOR                                                         Agenda Number:  702165398
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5946D100
    Meeting Type:  EGM
    Meeting Date:  17-Dec-2009
          Ticker:
            ISIN:  MYL4502OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors, contingent upon the              Mgmt          For                            For
       take-over offer by MPB to acquire all the remaining
       ordinary shares of MYR 1.00 each in The New
       Straits Times Press (Malaysia) Berhad [NSTP]
       [NSTP Shares] not already owned by MPB [Offer
       Shares] at an offer consideration of MYR 2.40
       for each Offer Share to be satisfied by the
       issuance of 6 new ordinary shares of MYR 1.00
       each in MPB [MPB Shares] at an issue price
       of MYR 2.00 each [Consideration Shares] and
       1 free new warrant in MPB [Consideration Warrant]
       for every 5 Offer Shares accepted [Offer] becoming
       unconditional, and subject to the approvals
       of the relevant authorities as may be necessary
       being obtained for the Proposed Bonds With
       Detachable Warrants Issue and Proposed Placement;
       to issue of 50,000,000 Detachable Warrants
       [principle terms of which are specified in
       Section 2.1.3 of the Circular to Shareholders
       of the Company dated 30 NOV 2009 in relation
       to the Proposed Bonds With Detachable Warrants
       Issue [Circular 2]] upon the terms and subject
       to the conditions under the deed poll to be
       executed by the Company [Deed Poll] and/or
       such other documents to be entered into, in
       relation to the Detachable Warrants. In conjunction
       with the issuance of the Bonds, AFFIN Investment
       will undertake the Proposed Placement [principle
       terms of which are set out in Section 2.1.3
       of the Circular 2]; issue of MYR 150,000,000
       Bonds together with Detachable Warrants on
       a bought deal basis [principle terms of which
       are specified in Section 2.1.2 of the Circular];
       upon the terms and subject to the conditions
       under the Deed Poll, to adjust, from time to
       time, the exercise price of the Detachable
       Warrants and/or to issue such appropriate number
       of additional warrants, if any, which shall
       be treated as equal in all respects and form
       part of the same series as the Detachable Warrants
       [Additional Warrants] as a consequence of any
       adjustment of the exercise price and/or the
       number of Detachable Warrants in accordance
       with the provisions of the Deed Poll and/or
       any amendment thereof or as may be imposed
       or permitted by the Securities Commission [SC],
       Bursa Malaysia Securities Berhad [Bursa Securities]
       and any other relevant authorities, parties
       or otherwise; and issue and allot such appropriate
       number of new MPB Shares, credited as fully
       paid-up, arising from the exercise of the Detachable
       Warrants [which shall be in accordance with
       the Deed Poll] to subscribe for new MPB Shares,
       including such appropriate number of new MPB
       Shares arising from the exercise of subscription
       rights represented by such appropriate number
       of Additional Warrants as a consequence of
       any adjustment of the exercise price and/or
       the number of Detachable Warrants in accordance
       with the provisions of the Deed Poll and all
       such new MPB Shares to be issued pursuant to
       the exercise of the Detachable Warrants and/or
       Additional Warrants [as the case may be], shall,
       upon issue, rank pari passu in all respect
       with the then existing MPB Shares except that
       they shall not be entitled to any dividend,
       rights, allotments and/ or other distributions,
       the entitlement date of which precedes the
       date of allotment of the new MPB Shares; and
       to finalize, implement, complete and give effect
       to the Proposed Bonds With Detachable Warrants
       Issue and Proposed Placement, and do all acts
       and things for and on behalf of the Company
       as they may consider necessary or expedient
       with full power to: enter into and execute
       the documents in relation to the Bonds and
       the Deed Poll or to enter into such other agreements,
       deeds and/or arrangements as the Directors
       of the Company may deem necessary or expedient
       to give effect to the Proposed Bonds With Detachable
       Warrants Issue and Proposed Placement; and
       ratify assent to any conditions, modifications,
       variations and/or amendments as may be imposed
       or permitted by the SC, Bursa Securities and
       any other relevant authorities, parties or
       otherwise or as may be deemed necessary by
       the Directors of the Company in the best interest
       of the Company and to finalize, implement or
       to give full effect to any such modifications,
       variations and/or amendments thereto and to
       deal with all matters relating thereto and
       to take all steps and do all acts and things
       in any manner as the Directors may deem necessary
       and/or expedient and enter into all such agreements,
       arrangements, undertakings, assignments and
       guarantees with any party or parties, in order
       to finalize, implement, complete and give full
       effect to the Proposed Bonds With Detachable
       Warrants Issue and Proposed Placement, including
       but not limited to determining the terms and
       conditions of the issue and utilization of
       the proceeds thereof, and all previous actions
       taken by the Company's Board of Directors [Board]
       or any Director of the Board in connection
       with the Proposed Bonds With Detachable Warrants
       Issue and Proposed Placement




--------------------------------------------------------------------------------------------------------------------------
 MEDIA PRIMA BHD, PETALING, SELANGOR                                                         Agenda Number:  702305512
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5946D100
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2010
          Ticker:
            ISIN:  MYL4502OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the statutory financial statements      Mgmt          For                            For
       for the FYE 31 DEC 2009  and the reports of
       the Directors and the Auditors thereon

2      Re-election of Dato' Sri Ahmad Farid Radzuan              Mgmt          For                            For
       as a Director, who retires in    accordance
       with Articles 101 and 102 of the Company's
       Articles of Association

3      Re-election of Dato' Abdul Kadir Mohd Deen as             Mgmt          For                            For
       a Director, who retires in      accordance
       with Articles 101 and 102 of the Company's
       Articles of Association

4      Re-election of Tan Sri Lee Lam Thye as a Director,        Mgmt          For                            For
       who retires in accordance  with Articles 101
       and 102 of the Company's Articles of Association

5      Re-election of Datuk Johan Jaaffar as a Director,         Mgmt          For                            For
       who retires in accordance   with Article106
       of the Company's Articles of Association

6      Re-election of Dato' Amrin Awaluddin as a Director,       Mgmt          For                            For
       who retires in accordance with Article106 of
       the Company's Articles of Association

7      Re-election of Datuk Ahmad Abd Talib as a Director,       Mgmt          For                            For
       who retires in accordance with Article106 of
       the Company's Articles of Association

8      Re-election of Dato' Fateh Iskandar Tan Sri               Mgmt          For                            For
       Dato' Mohamed Mansor as a         Director,
       who retires in accordance with Article106 of
       the Company's Articles of Association

9      Approve a final single-tier dividend of 5.6               Mgmt          For                            For
       sen per ordinary share for the    FYE 31 DEC
       2009

10     Approve the Directors' fees of MYR 281,288.00             Mgmt          For                            For
       for the FYE 31 DEC 2009

11     Re-appoint Messrs PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditors of the Company and   authorize
       the Directors to fix their remuneration

12     Authorize the Company, subject always to the              Mgmt          For                            For
       Companies Act, 1965, the         provisions
       of the Memorandum and Articles of Association
       of the Company, the  Listing Requirements
       Listing Requirements  of Bursa Malaysia Securities
       Berhad  Bursa Securities  and the approvals
       of all relevant governmental      and/or regulatory
       authorities  if any , to the extent permitted
       by law, to    purchase such amount of ordinary
       shares of MYR 1.00 each in the Company
       Shares  as may be determined by the Directors
       of the Company from time to     time through
       Bursa Securities upon such terms and conditions
       as the Directors may deem fit and expedient
       in the interest of the Company provided that:
       the  aggregate number of Shares purchased pursuant
       to this Resolution does not     exceed 10%
       of the total issued and paid-up share capital
       of the Company       subject to a restriction
       Contd..

-      Contd.. that the issued and paid-up share capital         Non-Voting    No vote
       of the Company does not     fall below the
       applicable minimum share capital requirement
       of the Listing    Requirements; an amount not
       exceeding the Company's retained profit and/or
       the share premium account at the time of
       the purchase s  will be allocated by the Company
       for the proposed share buy-back; and authorize
       the Directors of   the Company, upon completion
       of the purchase by the Company of its own
       Shares, to deal with the Shares so purchased
       in any of the specified manner:  (a) cancel
       the Shares so purchased; (b) retain the Shares
       so purchased as     treasury shares and held
       by the Company; or (c) retain part of the Shares
       so  purchased as treasury shares and cancel
       the remainder and to take all such    steps
       as are necessary or expedient  including without
       limitation, the        opening and maintaining
       of Contd..

-      Contd.. central depository account s  under               Non-Voting    No vote
       the Securities Industry  Central  Depositories
       Act, 1991, and the entering into of all other
       agreements,       arrangements and guarantee
       with any party or parties  to implement, finalize
       and give full effect to the aforesaid purchase
       with full powers to assent to  any conditions,
       modifications, revaluations, variations and/or
       amendments  if any  as may be imposed by the
       relevant authorities and with the fullest power
       to do all such acts and things thereafter
       including without limitation, the  cancellation
       or retention as treasury shares of all or any
       part of the        repurchased Shares  in accordance
       with the Companies Act, 1965, the
       provisions of the Memorandum and Articles
       of Association of the Company and   the requirements
       and/or guidelines of Bursa Securities  Contd..

-      Contd.. and all other relevant governmental               Non-Voting    No vote
       and/or regulatory authorities;    Authority
       expires the earlier of the conclusion of the
       next AGM of the        Company or the expiration
       of the period within which the next AGM is
       required by Law to be held

-      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MEDIA PRIMA BHD, PETALING, SELANGOR                                                         Agenda Number:  702339183
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5946D100
    Meeting Type:  EGM
    Meeting Date:  15-Apr-2010
          Ticker:
            ISIN:  MYL4502OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to the approvals of all the relevant authorities,
       including Bursa Malaysia Securities Berhad
       [Bursa Securities] for the listing of and quotation
       for the new ordinary shares of MYR 1.00 each
       in the Company to be issued pursuant to the
       exercise of options under the proposed ESOS:
       [i] to establish and administer an Employees'
       Share Option Scheme [ESOS] for the benefit
       of the eligible employees of the Company and
       its subsidiaries [MPB Group] [excluding dormant
       subsidiaries] as well as any Directors [whether
       executive or non-executive] of the Company
       and the Executive Directors of any of the subsidiaries
       of the Company [excluding dormant subsidiaries]
       [collectively, the ESOS Group] who meet the
       criteria of eligibility for participation in
       the ESOS [Eligible Employees] under which options
       will be granted to the Eligible Employees to
       subscribe for new ordinary shares of MYR 1.00
       each in the capital of the Company [shares],
       in accordance with the By-Laws of the ESOS
       [By-Laws], as specified; subject to the By-Laws
       of the ESOS, to do all such acts, deeds and
       things, and to execute, sign and deliver on
       behalf of the Company all such documents, as
       may be necessary to give full effect to the
       ESOS with full power to assent to any conditions,
       modifications, variations and/or amendments
       as may be deemed fit or expedient and/or as
       required by any relevant authorities; [ii]
       to offer and grant options under the ESOS and
       to allot and issue from time to time such number
       of new shares as may be required to be issued
       pursuant to the exercise of the options under
       the ESOS provided that the total number of
       new Shares to be issued under the ESOS shall
       not exceed 10% of the total issued and paid-up
       share capital of the Company at any point in
       time during the existence of the ESOS; [iii]
       to make the necessary applications and do all
       things necessary at the appropriate time or
       times to Bursa Securities for the listing of
       and quotation for any new Shares of the Company
       which may hereafter from time to time be allotted
       and issued pursuant to the ESOS and that the
       new Shares of the Company shall, upon allotment
       and issuance, rank pari passu in all respects
       with the then existing issued and paid-up Shares
       in the Company provided that such new Shares
       shall not be entitled to any dividends, rights,
       allotments or other distributions on the entitlement
       date [being the date as at the close of business
       on which shareholders must be registered or
       recorded in the register of Members or record
       of depositors in order to be entitled to any
       dividends, rights, allotments or other distributions]
       of which is prior to the date of allotment
       of the new Shares arising from the exercise
       of the options and will be subject to all the
       provisions of Articles of Association of the
       Company relating to the transfer, transmission
       and otherwise; and [iv] to modify and/or amend
       the By-Laws of the ESOS from time to time provided
       that such modifications and/or amendments are
       effected in accordance with the provisions
       of the By-Laws of the ESOS relating to modifications
       and/or amendments and to do all such acts,
       deeds and things, and to enter into all such
       transactions, arrangements, agreements or undertakings
       as may be necessary or expedient in order to
       give full effect to the ESOS

2.     Authorize the Directors of the Company, conditional       Mgmt          Against                        Against
       upon passing of Ordinary Resolution 1, at any
       time, from time to time, to offer and to grant
       an option or options to subscribe for new shares
       in the Company to Datuk Johan bin Jaaffar,
       being the Non-Independent Non-Executive Chairman
       of the Company, subject always to such terms
       and conditions of the By-Laws of the ESOS as
       specified provided that: [a] the aggregate
       underlying shares comprised in the options
       [Option Shares] which are offered to the eligible
       Directors and senior management of the ESOS
       Group shall not exceed 50% of the Option Shares
       available under the ESOS; and [b] the aggregate
       Option Shares which are offered to any Eligible
       Employee who, either singly or collectively
       through persons connected to him holds 20%
       or more in the issued and paid up ordinary
       share capital [excluding treasury Shares, if
       any] of the Company, shall not exceed 10% of
       the Option Shares available under the ESOS,
       provided always that it is in accordance with
       any prevailing guidelines issued by Bursa Securities
       or any other relevant authorities as amended
       from time to time; authorize the Directors
       of the Company to allot and issue from time
       to time new shares to him pursuant to the exercise
       of such options

3.     Authorize the Directors of the Company, conditional       Mgmt          Against                        Against
       upon passing of Ordinary Resolution 1, at any
       time and from time to time, to offer and to
       grant an option or options to subscribe for
       new Shares in the Company to Dato' Amrin bin
       Awaluddin, being the Group Managing Director
       of the Company, subject always to such terms
       and conditions of the By-Laws of the ESOS as
       specified, provided that: [a] the aggregate
       Option Shares which are offered to the eligible
       Directors and senior management of the ESOS
       Group shall not exceed 50% of the Option Shares
       available under the ESOS; and [b] the aggregate
       Option Shares which are offered to any Eligible
       Employee who, either singly or collectively
       through persons connected to him holds 20%
       or more in the issued and paid up ordinary
       share capital [excluding treasury Shares, if
       any] of the Company, shall not exceed 10% of
       the Option Shares available under the ESOS,
       provided always that it is in accordance with
       any prevailing guidelines issued by Bursa Securities
       or any other relevant authorities as amended
       from time to time; authorize the Directors
       of the Company to allot and issue from time
       to time new Shares to him pursuant to the exercise
       of such options

4.     Authorize the Directors of the Company, conditional       Mgmt          Against                        Against
       upon passing of Ordinary Resolution 1, at any
       time and from time to time, to offer and to
       grant an option or options to subscribe for
       new Shares in the Company to Dato' Sri Ahmad
       Farid bin Ridzuan, being the Executive Director
       of the Company, subject always to such terms
       and conditions of the By-Laws of the ESOS as
       specified, provided that: [a] the aggregate
       Option Shares which are offered to the eligible
       Directors and senior management of the ESOS
       Group shall not exceed 50% of the Option Shares
       available under the ESOS; and [b] the aggregate
       Option Shares which are offered to any Eligible
       Employee who, either singly or collectively
       through persons connected to him holds 20%
       or more in the issued and paid up ordinary
       share capital [excluding treasury Shares, if
       any] of the Company, shall not exceed 10% of
       the Option Shares available under the ESOS,
       provided always that it is in accordance with
       any prevailing guidelines issued by Bursa Securities
       or any other relevant authorities as amended
       from time to time; and authorize the Directors
       of the Company to allot and issue from time
       to time new Shares to him pursuant to the exercise
       of such options

5.     Authorize the Directors of the Company, conditional       Mgmt          Against                        Against
       upon passing of Ordinary Resolution 1, at any
       time and from time to time, to offer and to
       grant an option or options to subscribe for
       new Shares in the Company to Shahril Ridza
       bin Ridzuan, being the Non-Independent Non-Executive
       Director of the Company, subject always to
       such terms and conditions of the By-Laws of
       the ESOS as specified, provided that: [a] the
       aggregate Option Shares which are offered to
       the eligible Directors and senior management
       of the ESOS Group shall not exceed 50% of the
       Option Shares available under the ESOS; and
       [b] the aggregate Option Shares which are offered
       to any Eligible Employee who, either singly
       or collectively through persons connected to
       him holds 20% or more in the issued and paid
       up ordinary share capital [excluding treasury
       Shares, if any] of the Company, shall not exceed
       10% of the Option Shares available under the
       ESOS, provided always that it is in accordance
       with any prevailing guidelines issued by Bursa
       Securities or any other relevant authorities
       as amended from time to time; and authorize
       the Directors of the Company to allot and issue
       from time to time new Shares to him pursuant
       to the exercise of such options

6.     Authorize the Directors of the Company, conditional       Mgmt          Against                        Against
       upon passing of Ordinary Resolution 1, at any
       time and from time to time, to offer and to
       grant an option or options to subscribe for
       new Shares in the Company to Tan Sri Lee Lam
       Thye, being the Independent Non-Executive Director
       of the Company, subject always to such terms
       and conditions of the By-Laws of the ESOS as
       specified, provided that: [a] the aggregate
       Option Shares which are offered to the eligible
       Directors and senior management of the ESOS
       Group shall not exceed 50% of the Option Shares
       available under the ESOS; and [b] the aggregate
       Option Shares which are offered to any Eligible
       Employee who, either singly or collectively
       through persons connected to him holds 20%
       or more in the issued and paid up ordinary
       share capital [excluding treasury Shares, if
       any] of the Company, shall not exceed 10% of
       the Option Shares available under the ESOS,
       provided always that it is in accordance with
       any prevailing guidelines issued by Bursa Securities
       or any other relevant authorities as amended
       from time to time; and authorize the Directors
       of the Company to allot and issue from time
       to time new Shares to him pursuant to the exercise
       of such options

7.     Authorize the Directors of the Company, conditional       Mgmt          Against                        Against
       upon passing of Ordinary Resolution 1, at any
       time and from time to time, to offer and to
       grant an option or options to subscribe for
       new Shares in the Company to Tan Sri Mohamed
       Jawhar, being the Independent Non-Executive
       Director of the Company, subject always to
       such terms and conditions of the By-Laws of
       the ESOS as specified, provided that: [a] the
       aggregate Option Shares which are offered to
       the eligible Directors and senior management
       of the ESOS Group shall not exceed 50% of the
       Option Shares available under the ESOS; and
       [b] the aggregate Option Shares which are offered
       to any Eligible Employee who, either singly
       or collectively through persons connected to
       him holds 20% or more in the issued and paid
       up ordinary share capital [excluding treasury
       Shares, if any] of the Company, shall not exceed
       10% of the Option Shares available under the
       ESOS, provided always that it is in accordance
       with any prevailing guidelines issued by Bursa
       Securities or any other relevant authorities
       as amended from time to time; and authorize
       the Directors of the Company to allot and issue
       from time to time new Shares to him pursuant
       to the exercise of such options

8.     Authorize the Directors of the Company, conditional       Mgmt          Against                        Against
       upon passing of Ordinary Resolution 1, at any
       time and from time to time, to offer and to
       grant an option or options to subscribe for
       new Shares in the Company to Dato' Abdul Kadir
       bin Mohd Deen, being the Independent Non-Executive
       Director of the Company, subject always to
       such terms and conditions of the By-Laws of
       the ESOS as specified, provided that: [a] the
       aggregate Option Shares which are offered to
       the eligible Directors and senior management
       of the ESOS Group shall not exceed 50% of the
       Option Shares available under the ESOS; and
       [b] the aggregate Option Shares which are offered
       to any Eligible Employee who, either singly
       or collectively through persons connected to
       him holds 20% or more in the issued and paid
       up ordinary share capital [excluding treasury
       Shares, if any] of the Company, shall not exceed
       10% of the Option Shares available under the
       ESOS, provided always that it is in accordance
       with any prevailing guidelines issued by Bursa
       Securities or any other relevant authorities
       as amended from time to time; and authorize
       the Directors of the Company to allot and issue
       from time to time new Shares to him pursuant
       to the exercise of such options

9.     Authorize the Directors of the Company, conditional       Mgmt          Against                        Against
       upon passing of Ordinary Resolution 1, at any
       time and from time to time, to offer and to
       grant an option or options to subscribe for
       new Shares in the Company to Dato' Gumuri bin
       Hussain, being the Independent Non-Executive
       Director of the Company, subject always to
       such terms and conditions of the By-Laws of
       the ESOS as specified, provided that: [a] the
       aggregate Option Shares which are offered to
       the eligible Directors and senior management
       of the ESOS Group shall not exceed 50% of the
       Option Shares available under the ESOS; and
       [b] the aggregate Option Shares which are offered
       to any Eligible Employee who, either singly
       or collectively through persons connected to
       him holds 20% or more in the issued and paid
       up ordinary share capital [excluding treasury
       Shares, if any] of the Company, shall not exceed
       10% of the Option Shares available under the
       ESOS, provided always that it is in accordance
       with any prevailing guidelines issued by Bursa
       Securities or any other relevant authorities
       as amended from time to time; and authorize
       the Directors of the Company to allot and issue
       from time to time new Shares to him pursuant
       to the exercise of such options

10.    Authorize the Directors of the Company, conditional       Mgmt          Against                        Against
       upon passing of Ordinary Resolution 1, at any
       time, to offer and to grant an option or options
       to subscribe for new Shares in the Company
       to Datuk Ahmad bin Abd Talib, being the Executive
       Director of the Company, subject always to
       such terms and conditions of the By-Laws of
       the ESOS as specified, provided that: [a] the
       aggregate Option Shares which are offered to
       the eligible Directors and senior management
       of the ESOS Group shall not exceed 50% of the
       Option Shares available under the ESOS; and
       [b] the aggregate Option Shares which are offered
       to any Eligible Employee who, either singly
       or collectively through persons connected to
       him holds 20% or more in the issued and paid
       up ordinary share capital [excluding treasury
       Shares, if any] of the Company, shall not exceed
       10% of the Option Shares available under the
       ESOS, provided always that it is in accordance
       with any prevailing guidelines issued by Bursa
       Securities or any other relevant authorities
       as amended from time to time; and authorize
       the Directors of the Company to allot and issue
       from time to time new Shares to him pursuant
       to the exercise of such options

11.    Authorize the Directors of the Company, conditional       Mgmt          Against                        Against
       upon passing of Ordinary Resolution 1, at any
       time, to offer and to grant an option or options
       to subscribe for new Shares in the Company
       to Dato' Fateh Iskandar bin Tan Sri Dato' Mohamed
       Mansor, being the Independent Non-Executive
       Director of the Company, subject always to
       such terms and conditions of the By-Laws of
       the ESOS as specified, provided that: [a] the
       aggregate Option Shares which are offered to
       the eligible Directors and senior management
       of the ESOS Group shall not exceed 50% of the
       Option Shares available under the ESOS; and
       [b] the aggregate Option Shares which are offered
       to any Eligible Employee who, either singly
       or collectively through persons connected to
       him holds 20% or more in the issued and paid
       up ordinary share capital [excluding treasury
       Shares, if any] of the Company, shall not exceed
       10% of the Option Shares available under the
       ESOS, provided always that it is in accordance
       with any prevailing guidelines issued by Bursa
       Securities or any other relevant authorities
       as amended from time to time; and authorize
       the Directors of the Company to allot and issue
       from time to time new Shares to him pursuant
       to the exercise of such options




--------------------------------------------------------------------------------------------------------------------------
 MEDIATEK INCORPORATION                                                                      Agenda Number:  702443564
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5945U103
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002454006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

1      Call meeting to order                                     Non-Voting    No vote

2      Chairman's opening remarks                                Non-Voting    No vote

3.1    2009 business report                                      Non-Voting    No vote

3.2    The Supervisor's report                                   Non-Voting    No vote

4.1    Ratify 2009 business report and financial reports         Mgmt          For                            For

4.2    Ratify the proposal of 2009 profit distribution           Mgmt          For                            For

5.1    Approve the capitalization of 2009 shareholder's          Mgmt          For                            For
       dividends and employee       profit

5.2    Amend the Company's Article of Incorporation              Mgmt          For                            For

5.3    Amend the Company's rules and procedures of               Mgmt          For                            For
       shareholders meeting

6      Other business and special motion                         Non-Voting    No vote

7      Meeting adjourned                                         Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MEDINET NASR HOUSING                                                                        Agenda Number:  702067489
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7074M103
    Meeting Type:  EGM
    Meeting Date:  26-Aug-2009
          Ticker:
            ISIN:  EGS65571C019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to modify the Company main system and             Mgmt          No Action
       adding a new item allowing the shareholders
       to record bonus system or more and modifying
       main system according to that

2.     Approve the Employee Stock Ownership Plan proposed        Mgmt          No Action
       by the Board of Directors to provide Employees
       Managers and the Board of Directors Members
       free incentive shares and authorize the Board
       of Director to put the Plan details

3.     Approve the assigning 851888 treasury stock               Mgmt          No Action
       for Employee Stock Ownership Plan

4.     Approve to issue new shares for Employees Stock           Mgmt          No Action
       Ownership Plan conditioned not to exceed 3%
       of the existing shares

5.     Authorize the Chairman or whom he may delegate            Mgmt          No Action
       to amend some Articles of the Company's basic
       decree and add new Articles and issue the new
       shares and considers any amendments in accordance
       with the Company's Rules




--------------------------------------------------------------------------------------------------------------------------
 MEGA FINANCIAL HOLDING COMPANY                                                              Agenda Number:  702463491
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y59456106
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  TW0002886009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 1 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MEGASTUDY CO LTD, SEOUL                                                                     Agenda Number:  702270959
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y59327109
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7072870009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the balance sheet, income statement               Mgmt          For                            For
       and statement of appropriation of retained
       earnings For FYE DEC 2009

2      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3      Appointment of one Internal Director: Hong,               Mgmt          For                            For
       Suk-Bum

4      Approve the remuneration for the Director                 Mgmt          For                            For

5      Approve the remuneration for the Auditor                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MEGAWORLD CORPORATION                                                                       Agenda Number:  702448297
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y59481112
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  PHY594811127
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 679468 DUE TO RECEIPT OF DIRECTOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Call to order                                             Non-Voting    No vote

2.     Proof of notice and determination of quorum               Non-Voting    No vote

3.     Approve the minutes of the previous annual meeting        Mgmt          For                            For

4.     Annual report of the Management                           Non-Voting    No vote

5.     Appointment of External Auditors                          Mgmt          For                            For

6.     Ratify the acts and resolutions of the Board              Mgmt          For                            For
       of Directors, Board Committees and Management

7.A    Election of Andrew L. Tan as a Director                   Mgmt          For                            For

7.B    Election of Katherine L. Tan as a Director                Mgmt          For                            For

7.C    Election of Kingson U. Sian as a Director                 Mgmt          For                            For

7.D    Election of Enrique Santos L. Sy as a Director            Mgmt          For                            For

7.E    Election of Miguel B. Varela as a Director                Mgmt          For                            For

7.F    Election of Gerardo C. Garcia as an Independent           Mgmt          For                            For
       Director

7.G    Election of Roberto S. Guevara as an Independent          Mgmt          For                            For
       Director

8.     Other matters                                             Non-Voting    No vote

9.     Adjournment                                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MERCADOLIBRE, INC.                                                                          Agenda Number:  933264107
--------------------------------------------------------------------------------------------------------------------------
        Security:  58733R102
    Meeting Type:  Annual
    Meeting Date:  10-Jun-2010
          Ticker:  MELI
            ISIN:  US58733R1023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       MARCOS GALPERIN                                           Mgmt          For                            For
       EMILIANO CALEMZUK                                         Mgmt          For                            For
       VERONICA ALLENDE SERRA                                    Mgmt          For                            For

2      TO RATIFY THE APPOINTMENT OF DELOITTE & CO.               Mgmt          For                            For
       S.R.L. AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 MERIDA INDUSTRY CO LTD                                                                      Agenda Number:  702485839
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6020B101
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  TW0009914002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of endorsement and guarantee                   Non-Voting    No vote

B.1    Receive the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 3 per share

B.3    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans, endorsement and guarantee

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve to change the whole Company shares from           Mgmt          For                            For
       certificate to scripless      securities

B.6    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MERKO EHITUS AS (NEW), TALLINN                                                              Agenda Number:  702444504
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5315B108
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2010
          Ticker:
            ISIN:  EE3100098328
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual accounts of A Merko Ehitus             Mgmt          For                            For
       for 2009

2      Approve the proposal on distribution of profits:          Mgmt          For                            For
       (i) endorse the net profit   for the year 2009
       as 116.17 million Estonian kroons; (ii) pay
       the             shareholders the total amount
       of 194.7 million Estonian kroons as dividends
       from net profit brought forward, which totals
       to 11 Estonian kroons per       share; shareholders,
       entered into the share register of AS Merko
       Ehitus on 17 JUN 2010, at 23.59, will be entitled
       to dividends; dividends will be paid to  the
       shareholders on 21 JUN 2010 by transferring
       the amount concerned to       shareholder's
       bank account, linked to security account; (iii)
       the outstanding net profit will not be distributed

3      Approve the modifications of Articles 18, 19,             Mgmt          For                            For
       26 and 27 of the Articles of    Association
       of AS Merko Ehitus

4      Approve to remove Mr. Jaan Mae from the position          Mgmt          For                            For
       of a member of the           Supervisory Board,
       due to him being elected to the Management
       Board of AS     Merko Ehitus

5      Approve, the Company Auditors, AS PricewaterhouseCoopers, Mgmt          For                            For
       will act as the     Auditor of AS Merko Ehitus
       in the FY 2010 and the Company Auditors will
       be    paid the fees, stipulated in the contract
       to be concluded




--------------------------------------------------------------------------------------------------------------------------
 METALURGICA GERDAU SA, PORTO ALEGRE                                                         Agenda Number:  702348269
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4834C118
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  BRGOAUACNPR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 3 AND 4 ONLY.    THANK YOU.

1      Approve to take knowledge of the Director's               Non-Voting    No vote
       accounts, to examine,and the      Company's
       consolidated financial statements for the YE
       31 DEC 2009

2      Approve to decide on the allocation of the net            Non-Voting    No vote
       profits from the FY and the    distributions
       of results

3      Elect the Members of the Board of Directors               Mgmt          For                            For
       and set their remuneration

4      Elect the Members of the Finance Committee and            Mgmt          For                            For
       respective Substitutes and set




--------------------------------------------------------------------------------------------------------------------------
 METROPOLITAN BANK & TRUST CO MBTC                                                           Agenda Number:  702314814
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6028G136
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  PHY6028G1361
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Call to order                                             Mgmt          For                            For

2      Approve the certification of notice and quorum            Mgmt          For                            For

3      Approve the minutes of the annual meeting of              Mgmt          For                            For
       stockholders held on 29 APR 2009

4      Approve the report to the stockholders                    Mgmt          For                            For

5      Ratify the Corporate Acts                                 Mgmt          For                            For

6.1    Election of George S.K. Ty as a Director                  Mgmt          For                            For

6.2    Election of Antonio S. Abacan, Jr. as a Director          Mgmt          For                            For

6.3    Election of Francisco C. Sebastian as a Director          Mgmt          For                            For

6.4    Election of Arthur Ty as a Director                       Mgmt          For                            For

6.5    Election of Fabian S. Dee as a Director                   Mgmt          For                            For

6.6    Election of Amelia B. Cabal as a Director                 Mgmt          For                            For

6.7    Election of Edmund A. Go as a Director                    Mgmt          For                            For

6.8    Election of Vy Tonne So as a Director                     Mgmt          For                            For

6.9    Election of David Go as a Director                        Mgmt          For                            For

6.10   Election of Renato C. Valencia as an Independent          Mgmt          For                            For
       Director

6.11   Election of Valentin A. Araneta as an Independent         Mgmt          For                            For
       Director

6.12   Election of Remedios L. Macalincag as an Independent      Mgmt          For                            For
       Director

7      Other matters                                             Non-Voting    No vote

8      Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 METROPOLITAN HLDGS LTD                                                                      Agenda Number:  702327520
--------------------------------------------------------------------------------------------------------------------------
        Security:  S5064H104
    Meeting Type:  AGM
    Meeting Date:  25-May-2010
          Ticker:
            ISIN:  ZAE000050456
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board of Directors of the Company           Mgmt          For                            For
       and of any subsidiary of the Company by way
       of a general approval to repurchase shares
       issued by the Company, subject always to the
       provisions of the Companies Act 61 of 1973,
       as amended [the Companies Act] and the listings
       requirements of the JSE limited [the listing
       requirements] and any other stock exchange
       up on which the shares of the Company may be
       quoted or listed from time to time, and subject
       to such other conditions as may be imposed
       by any other relevant authority, and subject
       further to the following conditions: [Authority
       expires the earlier of the conclusion of the
       Company's next AGM or 15 months from the date
       of this resolution]; the general repurchase
       by the Company of its own shares shall not,
       in aggregate in any one FY, exceed a maximum
       of 20% of the Company's issued shares of that
       class at the time this general approval is
       granted; in the case of an acquisition by a
       subsidiary of the Company of shares in the
       Company under this general approval, such acquisition
       shall be limited to a maximum of 10% in aggregate
       of the Company's issued share capital at the
       time of such acquisition; any acquisition under
       this general approval shall not be made at
       a price more than 10% above the volume weighted
       average traded price of the Company's ordinary
       shares concerned for the 5 business days immediately
       preceding the date of the acquisition; the
       working capital available to the Company and
       the group will be adequate for ordinary business
       purposes for a period of at least 12 months
       after the date of approval of this resolution;
       any acquisition in terms hereof may only be
       effected through the order book operated by
       the JSE trading system and may only be done
       without any prior understanding or arrangement
       between the Company and the Counter party;
       at any time, the Company shall only appoint
       one agent to effect any acquisitions on the
       Company's behalf in terms of this general approval;
       any such acquisitions of the Company's shares
       shall be announced when an aggregate of 3%
       of the initial number of shares has been purchased
       and for each 3% in aggregate of the initial
       number of shares acquired thereafter; the Company
       may only undertake an acquisition if, after
       such acquisition, it still complies with the
       shareholder spread requirements contained in
       the listing requirements; the Company or its
       subsidiaries may not acquire the Company's
       share during a prohibited period defined in
       the terms of listings requirements, unless
       it has repurchase programme where the dates
       and quantities of the securities to be traded
       during the relevant period are fixed [not subject
       to any variation] and full details of the programme
       have been disclosed in an announcement on SENS
       prior to the commencement of the prohibited
       period, the Company is authorized thereto by
       its Articles of Association

1      Receive and adopt the annual financial statements         Mgmt          For                            For
       of the Company for the FYE 31 DEC 2009, including
       the Director's report and the Auditor's report,
       as specified

2      Appointment of Mr. M.L. Smith, Mr. S.A. Muller            Mgmt          For                            For
       and Mrs. F. Jakoet as the Members of the Audit
       Committee with effect from MAY 2010 until MAY
       2011

3.1    Approve the revised annual remuneration payable           Mgmt          For                            For
       by the Company to the Chairperson of the Board
       with current ZAR 900,000 and recommended ZAR
       900,000[0%] with effect from 01 JAN 2010

3.2    Approve the revised annual remuneration payable           Mgmt          For                            For
       by the Company to the Non-executive Directors
       with current ZAR 260,000 and recommended ZAR
       300,000[15%] with effect from 01 JAN 2010

3.3    Approve the revised annual remuneration payable           Mgmt          For                            For
       by the Company to the Chairperson of Audit
       Committee with current ZAR 192,500 and recommended
       ZAR 210,000[9%] with effect from 01 JAN 2010

3.4    Approve the revised annual remuneration payable           Mgmt          For                            For
       by the Company to the Members with current
       ZAR 110,000 and recommended ZAR 120,000[9%]
       with effect from 01 JAN 2010

3.5    Approve the revised annual remuneration payable           Mgmt          For                            For
       by the Company to the Chairperson of Actuarial
       Committee with current ZAR 181,500 and recommended
       ZAR 198,000[9%] with effect from 01 JAN 2010

3.6    Approve the revised annual remuneration payable           Mgmt          For                            For
       by the Company to the Member with current ZAR
       90,750 and recommended ZAR 99,000[9%] with
       effect from 01 JAN 2010

3.7    Approve the revised annual remuneration payable           Mgmt          For                            For
       by the Company to the Chairperson of Other
       Committees with current ZAR 121,000 and recommended
       ZAR 132,000[9%] with effect from 01 JAN 2010

3.8    Approve the revised annual remuneration payable           Mgmt          For                            For
       by the Company to the Members with current
       ZAR 60,500 and recommended ZAR 66,000[9%] with
       effect from 01 JAN 2010

4      Re-elect Mrs. M. Vilakazi as a Director of the            Mgmt          For                            For
       Company with immediate effect in accordance
       with the Articles of Association of the Company

5      Re-elect Mrs. Z.J. Matlala as a Director of               Mgmt          For                            For
       the Company with immediate effect in accordance
       with the Articles of Association of the Company

6      Re-elect Mrs. F. Jakoet as a Director of the              Mgmt          For                            For
       Company, with immediate effect who retires
       by rotation and as at one third of the Directors
       are required to retire by rotation as the Directors
       of the Company at this AGM in accordance with
       the Articles of Association of the Company

7      Re-elect Mr. J.C. Van Reenen as a Director of             Mgmt          For                            For
       the Company, with immediate effect who retires
       by rotation and as at one third of the Directors
       are required to retire by rotation as the Directors
       of the Company at this AGM in accordance with
       the Articles of Association of the Company

8      Re-elect Mr. J.E. Newbury as a Director of the            Mgmt          For                            For
       Company, with immediate effect who retires
       by rotation and as at one third of the Directors
       are required to retire by rotation as the Directors
       of the Company at this AGM in accordance with
       the Articles of Association of the Company

9      Authorize any one Director of the Company or              Mgmt          For                            For
       the Company Secretary to take such steps, do
       all such things and sign all such documents
       as may be necessary or required for the purpose
       of implementing the ordinary resolutions proposed
       at this meeting




--------------------------------------------------------------------------------------------------------------------------
 METROPOLITAN HOLDINGS LIMITED                                                               Agenda Number:  702063190
--------------------------------------------------------------------------------------------------------------------------
        Security:  S5064H104
    Meeting Type:  OGM
    Meeting Date:  26-Aug-2009
          Ticker:
            ISIN:  ZAE000050456
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Articles 135 and 136 of the Articles            Mgmt          For                            For
       of Association of the Company, as specified

O.1    Authorize any Independent Non-Executive Director          Mgmt          For                            For
       or Officer of the Company, acting alone, to
       take all such steps and sign all documents
       as may be necessary to give effect to the resolutions
       duly passed at this general meeting




--------------------------------------------------------------------------------------------------------------------------
 MEXICHEM SAB DE CV                                                                          Agenda Number:  702049722
--------------------------------------------------------------------------------------------------------------------------
        Security:  P57908132
    Meeting Type:  OGM
    Meeting Date:  03-Aug-2009
          Ticker:
            ISIN:  MX01ME050007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Approve to carry out an increase in the variable          Mgmt          For                            For
       part of the share capital of the Company, in
       accordance with the terms and conditions that
       the meeting itself approves

II.    Approve the designation of delegates who will             Mgmt          For                            For
       carry out and formalize the resolutions passed
       by the meeting




--------------------------------------------------------------------------------------------------------------------------
 MEXICHEM SAB DE CV                                                                          Agenda Number:  702159686
--------------------------------------------------------------------------------------------------------------------------
        Security:  P57908132
    Meeting Type:  OGM
    Meeting Date:  03-Dec-2009
          Ticker:
            ISIN:  MX01ME050007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Approve, if relevant, the payment of a cash               Mgmt          For                            For
       dividend in favor of the shareholders of the
       Company, up to the amount of MXN 0.22 per share;
       resolutions in this regard, modifications to
       the previous resolution of the general meeting
       of shareholders of the maximum amount to be
       allocated, for the purchase of the Company's
       own shares

II.    Approve the designation of delegates who will             Mgmt          For                            For
       carry out and formalize the resolutions passed
       by the general meeting




--------------------------------------------------------------------------------------------------------------------------
 MEXICHEM SAB DE CV                                                                          Agenda Number:  702360063
--------------------------------------------------------------------------------------------------------------------------
        Security:  P57908132
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  MX01ME050007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report from the General Director              Mgmt          For                            For
       and on the basis of this that    from the Board
       of Directors, for the purposes of Article 28,
       Part iv, line B, of the Securities Market Law
       and of Article 172 of the general mercantile
       Companies Law, regarding the operations
       and results of the FYE 31 DEC 2009    and the
       audited individual and consolidated financial
       statements of the       company together with
       its subsidiaries to said date, as well as the
       report    that is referred to in part xx of
       Article 86 of the income tax law

2      Receive the annual report from the audit Committee        Mgmt          For                            For
       and from the corporate     practices Committee
       of the Company

3      Approve the proposal and resolution regarding             Mgmt          For                            For
       the allocation of results for   the FYE 31
       DEC 2009

4      Ratify the members of the Board of Directors              Mgmt          For                            For
       both full and alternate          secretary
       and vice-secretary as well as of the members
       and secretary of the   audit and corporate
       practices committees of the Company

5      Approve to determine the compensation for the             Mgmt          For                            For
       members of the Board of         Directors,
       as well as for the people who make up the audit
       and corporate      practices committees of
       the Company

6      Approve to determine of the maximum amount of             Mgmt          For                            For
       funds that can be allocated     during the
       2010 fiscal year to the purchase of the shares
       of the Company

7      Receive the annual report from Board of Directors         Mgmt          For                            For
       regarding the adoption or   modification of
       the policies in regard to the acquisition of
       shares of the    company and regarding the
       resolutions of said corporate body in relation
       to   the purchase and or placement of shares
       of the Company

8      Approve the designation of delegates who will             Mgmt          For                            For
       carry out and formalize the     resolutions
       passed by the meeting




--------------------------------------------------------------------------------------------------------------------------
 MIDDLE EAST COMPLEX FOR ENGINEERING AND ELECTRONICS, AMMAN                                  Agenda Number:  702415438
--------------------------------------------------------------------------------------------------------------------------
        Security:  M6935B108
    Meeting Type:  AGM
    Meeting Date:  11-May-2010
          Ticker:
            ISIN:  JO4109711013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to recite previous minutes of the last            Mgmt          For                            For
       AGM

2      Receive the Board of Directors report for Company's       Mgmt          For                            For
       accomplishments for 2009

3      Receive the Auditors report for 2009                      Mgmt          For                            For

4      Approve the Company's financial data for 2009             Mgmt          For                            For

5      Approve the indemnify Board of Directors for              Mgmt          For                            For
       2009

6      Election of Company's Auditors for 2010                   Mgmt          For                            For

7      Other issues                                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MIGDAL INSURANCE & FINANCIAL HOLDINGS LTD                                                   Agenda Number:  702039442
--------------------------------------------------------------------------------------------------------------------------
        Security:  M70079120
    Meeting Type:  AGM
    Meeting Date:  30-Jul-2009
          Ticker:
            ISIN:  IL0010811656
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

1.     Receive the receipt of the Directors report               Mgmt          For                            For
       and financial statements for the year 2008

2.     Re-appoint the Accountant-Auditors until the              Mgmt          For                            For
       next AGM and authorize the Board to fix their
       fees

3.1    Re-appoint Mr. Aaron Fogel [Chairman] as an               Mgmt          For                            For
       Officiating Director; the External Directors
       continue in office by Provision of Law

3.2    Re-appoint Mr. Ronti Abramson as an Officiating           Mgmt          For                            For
       Director; the External Directors continue in
       office by Provision of Law

3.3    Re-appoint Mr. Sergio Balbinot as an Officiating          Mgmt          For                            For
       Director; the External Directors continue in
       office by Provision of Law

3.4    Re-appoint Mr. I. Amihud Ben-Porat as an Officiating      Mgmt          For                            For
       Director; the External Directors continue in
       office by Provision of Law

3.5    Re-appoint Mr. Dan Zisskind as an Officiating             Mgmt          For                            For
       Director; the External Directors continue in
       office by Provision of Law

3.6    Re-appoint Mr. Alessandro Corsi as an Officiating         Mgmt          For                            For
       Director; the External Directors continue in
       office by Provision of Law

3.7    Re-appoint Mr. Shmuel Penchas as an Officiating           Mgmt          For                            For
       Director; the External Directors continue in
       office by Provision of Law

3.8    Re-appoint Mr. Ran Carol as an Officiating Director;      Mgmt          For                            For
       the External Directors continue in office by
       Provision of Law

3.9    Re-appoint Mr. Herzl Shalem as an Officiating             Mgmt          For                            For
       Director; the External Directors continue in
       office by Provision of Law

3.10   Appoint Mr. Moshe Haba as an Additional Director;         Mgmt          For                            For
       the External Directors continue in office by
       Provision of Law




--------------------------------------------------------------------------------------------------------------------------
 MIGDAL INSURANCE & FINANCIAL HOLDINGS LTD                                                   Agenda Number:  702081275
--------------------------------------------------------------------------------------------------------------------------
        Security:  M70079120
    Meeting Type:  SGM
    Meeting Date:  22-Sep-2009
          Ticker:
            ISIN:  IL0010811656
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve to issue 650,000 options with an exercise         Mgmt          Against                        Against
       price of NIS 5.4447 each linked to the consumers
       prices index to the Chairman of the Board of
       Directors, who is also Chairman of Migdal Insurance
       Company Ltd




--------------------------------------------------------------------------------------------------------------------------
 MIGDAL INSURANCE & FINANCIAL HOLDINGS LTD                                                   Agenda Number:  702173307
--------------------------------------------------------------------------------------------------------------------------
        Security:  M70079120
    Meeting Type:  EGM
    Meeting Date:  20-Jan-2010
          Ticker:
            ISIN:  IL0010811656
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve a Framework Agreement, for facultative            Mgmt          For                            For
       re-insurance in the general insurance field
       during the year 2010-2012, with Assicuranzioni
       Generali, the controlling shareholder [69.76%]

2.     Approve the D&O insurance cover for the year              Mgmt          For                            For
       commenced October 2009 in the amount of USD
       100 million for a premium of USD 623,000




--------------------------------------------------------------------------------------------------------------------------
 MIGDAL INSURANCE & FINANCIAL HOLDINGS LTD                                                   Agenda Number:  702346811
--------------------------------------------------------------------------------------------------------------------------
        Security:  M70079120
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  IL0010811656
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Approve the distribution of a dividend in the             Mgmt          For                            For
       amount of NIS 240 million

2      Approve the payment of an annual bonus to the             Mgmt          Against                        Against
       Chairman of the Board, Mr. A.   Fogel, in the
       amount of NIS 1.2 million in respect of 2009




--------------------------------------------------------------------------------------------------------------------------
 MINERA MILPO SA MILPO                                                                       Agenda Number:  702246465
--------------------------------------------------------------------------------------------------------------------------
        Security:  P67848153
    Meeting Type:  OGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  PEP620001003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Election or removal of Members of the Board               Mgmt          For                            For
       of Directors

2      Approve the Corporate Management  financial               Mgmt          For                            For
       statements and annual report

3      Approve the share capital increase and amend              Mgmt          For                            For
       the Article 2.02 of the          Corporate
       By-Laws

4      Approve the designation of outside Auditors               Mgmt          For                            For
       for the 2010 FY

5      Approve the distribution or allocation of profit          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MINERA VALPARAISO SA MINERA                                                                 Agenda Number:  702374430
--------------------------------------------------------------------------------------------------------------------------
        Security:  P96905107
    Meeting Type:  OGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  CLP969051075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report, and the audited financial      Mgmt          For                            For
       statements corresponding to the exercise ended
       31 DEC 2009

2.     Approve the distribution of revenues, and a               Mgmt          For                            For
       definitive dividend, number 324

3.     Approve to fix the dividends policy                       Mgmt          For                            For

4.     Elect the Board of Directors                              Mgmt          For                            For

5.     Approve to fix the remunerations of the Board             Mgmt          For                            For
       of Directors for the exercise 2010

6.     Approve to fix the remuneration of the Directors          Mgmt          For                            For
       Committee and their budget for the exercise
       2010

7.     Approve to inform about the operations related            Mgmt          For                            For
       to in Article 44 of the law 18.046 of Corporations

8.     Approve to designate the External Auditors                Mgmt          For                            For

9.     Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MINOR INTERNATIONAL PUBLIC CO LTD                                                           Agenda Number:  702284201
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6069M133
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  TH0128B10Z17
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 663529 DUE TO ADDTION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Adopt the minutes of the AGM No.16/2009 held              Mgmt          For                            For
       on 27 APR 2009

2.     Acknowledge the annual report and the Board               Mgmt          For                            For
       of Directors' report on the Company's performance
       for the year 2009

3.     Approve the Company's balance sheet, profit               Mgmt          For                            For
       and loss statement, statement of retained earnings
       and cash flow statement for the YE 31 DEC 2009

4.     Approve the allocation of profit and dividend             Mgmt          For                            For
       payment for the year 2009 performance

5.     Election of the Directors to succeed who have             Mgmt          For                            For
       to retire by rotation

6.     Approve to fix the Directors' remuneration for            Mgmt          For                            For
       the year 2010

7.     Appointment of an Auditor for the year 2010               Mgmt          For                            For
       and approve to fix the auditing fee

8.     Approve to reduce the Company's registered capital        Mgmt          For                            For
       from THB 3,351,850,736 to THB 3,350,746,158,
       dividing into 3,350,746,158 ordinary shares,
       with a P/V of THB 1 each, through the limitation
       of the registered, but unissued shares in the
       amount

9.     Amend Clause 4 of the Company's Memorandum of             Mgmt          For                            For
       Association in accordance with the decrease
       of the registered capital

10.    Approve the issuance of the Company's WTS on              Mgmt          Against                        Against
       ordinary shares not exceeding 327, 242, 615
       units for offering to existing shareholders

11.    Approve the increase of the Company's registered          Mgmt          Against                        Against
       capital from THB 3,350,746,158 to THB 3,677,988,773,
       by issuing 327, 242, 615 new ordinary shares,
       with a P/V of THB 1 each

12.    Amend the Clause 4 of the Company's Memorandum            Mgmt          Against                        Against
       of Association in accordance with the increase
       of the registered capital

13.    Approve the allotment of 327,242,615 new ordinary         Mgmt          Against                        Against
       shares so as to be available for the exercise
       of the Company's WTS on or d shares, which
       are offered to existing shareholders




--------------------------------------------------------------------------------------------------------------------------
 MIRAEASSET SECURITIES CO LTD                                                                Agenda Number:  702076692
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6074E100
    Meeting Type:  EGM
    Meeting Date:  08-Sep-2009
          Ticker:
            ISIN:  KR7037620002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF ''ABSTAIN"       Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

1.     Elect the Outside Director                                Mgmt          For                            For

2.     Elect the Audit Committee Member                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MIRAEASSET SECURITIES CO LTD                                                                Agenda Number:  702430531
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6074E100
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  KR7037620002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Election of Inside Directors, candidates: Gwang           Mgmt          For                            For
       Seob Lee, Shin Kim

3.2    Election of Outside Director, candidates: Seok            Mgmt          For                            For
       Gyo An, Jin Young Shin Jeong Tak Kim, Hee Jin
       Noe

4.1    Election of Audit Committee member who is an              Mgmt          For                            For
       Inside Director, candidate: Gwang Seob Lee

4.2    Election of Audit Committee member who is an              Mgmt          For                            For
       Outside Director, candidates: Seok Gyo An,
       Hee Jin Noe

5      Approve the remuneration for the Director                 Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MISC BHD, KUALA LUMPUR                                                                      Agenda Number:  702055129
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6080H105
    Meeting Type:  AGM
    Meeting Date:  20-Aug-2009
          Ticker:
            ISIN:  MYL3816OO005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the FYE 31 MAR 2009 and the reports of
       the Directors and Auditors thereon

2.     Declare a final dividend of 20 sen per share              Mgmt          For                            For
       [tax exempt] in respect of the FYE 31 MAR 2009

3.     Re-elect Amir Hamzah Azizan as a Director, who            Mgmt          For                            For
       retires in accordance with Article 95 of the
       Company's Articles of Association

4.     Re-elect Tan Sri Dr. Wan Abdul Aziz Bin Wan               Mgmt          For                            For
       Abdullah as a Director, who retires by rotation
       in accordance with Article 97 of the Company's
       Articles of Association

5.     Re-elect Dato' Kalsom Binti Abd. Rahman as a              Mgmt          For                            For
       Director, who retires by rotation in accordance
       with Article 97 of the Company's Articles of
       Association

6.     Re-elect Datuk Nasarudin Bin Md Idris as a Director,      Mgmt          For                            For
       who retires by rotation in accordance with
       Article 97 of the Company's Articles of Association

7.     Approve the payment of Directors' fees for the            Mgmt          For                            For
       FYE 31 MAR 2009

8.     Re-appoint Messrs Ernst & Young as Auditors               Mgmt          For                            For
       of the Company and to authorize the Directors
       to fix their remuneration

       Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN THE SEQUENCE OF NUMBERING. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MISC BHD, KUALA LUMPUR                                                                      Agenda Number:  702056486
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6080H113
    Meeting Type:  AGM
    Meeting Date:  20-Aug-2009
          Ticker:
            ISIN:  MYF3816O1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the FYE 31 MAR 2009, the reports of the
       Directors and the Auditors thereon

2.     Declare a final dividend of 20 sen per share              Mgmt          For                            For
       [tax exempt] in respect of the FYE 31 MAR 2009

3.     Re-elect Mr. Amir Hamzah Bin Azizan, who retires          Mgmt          For                            For
       in accordance with Article 95 of the Company's
       Articles of Association

4.     Re-elect Tan Sri Dr. Wan Abdul Aziz Bin Wan               Mgmt          For                            For
       Abdullah as a Director, who retires by rotation
       in accordance with Article 97 of the Company's
       Articles of Association

5.     Re-elect Mr. Dato' Kalsom Binti Abd. Rahman               Mgmt          For                            For
       as a Director, who retires by rotation in accordance
       with Article 97 of the Company's Articles of
       Association

6.     Re-elect Mr. Datuk Nasarudin bin Md Idris as              Mgmt          For                            For
       a Director, who retires by rotation in accordance
       with Article 97 of the Company's Articles of
       Association

7.     Approve the payment of Directors' fees for the            Mgmt          For                            For
       FYE 31 MAR 2009

8.     Re-appoint Messrs. Ernst N Young as the Auditors          Mgmt          For                            For
       of the company and authorize the Directors
       to fix their remuneration

9.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MISC BHD, KUALA LUMPUR                                                                      Agenda Number:  702183219
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6080H105
    Meeting Type:  EGM
    Meeting Date:  12-Jan-2010
          Ticker:
            ISIN:  MYL3816OO005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Authorize the Board of Directors of the Company           Mgmt          For                            For
       Board , subject to the       approvals of
       the relevant authorities and/or parties being
       obtained (where    required), to provisionally
       allot by way of a renounceable rights issue
       of    743,965,517 Rights Shares to the shareholders
       of the Company, whose names     appear in the
       Record of Depositors of the Company as at the
       close of business on an entitlement date to
       be determined and announced by the Board, or
       their  renouncee(s), on the basis of 1 Rights
       Share for every 5 existing Shares      held,
       at an issue price of MYR 7.00 for each Rights
       Share; approve the Rights Shares shall, upon
       allotment and issue, rank equally in all respects
       with the then existing MISC Shares, except
       that they shall not be entitled to any
       dividends, rights, allotment and/or other
       distributions, CONTD..

-      ..CONTD where the entitlement falls on a date             Non-Voting    No vote
       prior to the date of allotment  and issue of
       the Rights Shares; and that, any Rights Shares
       which represent   fractions or are not validly
       taken up for any reason shall be dealt with
       in   such manner as the Board may in its absolute
       discretion deem fit and in the   best interest
       of the Company and upon such terms and conditions
       as the Board  may decide; that, approval be
       given for the proceeds of the Proposed Rights
       Issue to be utilized by the Company for the
       purposes as set out in Section    2.6 of the
       Circular to Shareholders of the Company dated
       21 DEC 2009, and the authorize the Board with
       full powers to vary the manner and/or purpose
       of     utilization of such proceeds in such
       manner as the Board shall determine in a fair
       and equitable manner; and authorize the Board,
       CONTD..

-      ..CONTD in order to implement, complete and               Non-Voting    No vote
       give full effect to the Proposed  Rights Issue,
       to do or to procure to be done all acts, deeds
       and things and   to execute, sign and deliver
       on behalf of the Company, all such documents
       as  it may deem necessary, expedient and/or
       appropriate to implement, give full   effect
       to and complete the Proposed Rights Issue,
       with full powers to assent  to any condition,
       modification, variation and/or amendment thereto
       as the     Board may deem fit in connection
       with the Proposed Rights Issue and in the
       best interest of the Company

2      Authorize the Board to increase the authorized            Mgmt          Against                        Against
       share capital of the Company   from MYR 5,000,000,001
       comprising 5,000,000,000 ordinary shares of
       MYR 1.00   each and 1 preference share of MYR
       1.00 each to MYR 10,000,000,001 comprising
       10,000,000,000 ordinary shares of MYR 1.00
       each and 1 preference share of MYR 1.00 each
       by the creation of an additional 5,000,000,000
       ordinary shares of   MYR 1.00 each and amend
       Clause 5 of the Memorandum of Association

3      Authorize the Company, subject to the approvals           Mgmt          For                            For
       of the Bursa Securities and   any other relevant
       authorities being obtained (where required)
       and the        passing of Special Resolution
       1, to merge its Shares listed under stock code
       number 3816F and stock name MISC-01 (Foreign
       Tranche Shares) with that of its Shares listed
       under stock code number 3816 and stock name
       MISC (Local Tranche Shares) as quoted and listed
       on the Main Market of Bursa Securities without
       any compensation to the local or foreign
       tranche shareholders, as the case    may be,
       for the share price differential between the
       Local Tranche Shares and Foreign Tranche Shares,
       if any; authorize the Board to give effect
       to the     above with full power to assent
       to any conditions, modifications, variations
       and/or amendments in any manner as it shall
       deem fit in its absolute CONTD..

-      ..CONTD discretion or as may be required by               Non-Voting    No vote
       the relevant authorities to deal  with all
       matters relating thereto and to do all steps
       and to do all things in any manner as it may
       deem necessary or expedient to implement, finalize
       and   give full effect to the Proposed Merger
       of Local and Foreign Tranche Shares

S.1    Approve, subject to the passing of the Ordinary           Mgmt          For                            For
       Resolution 3, the amendments  to the Articles
       of Association of the Company as stipulated
       in Section 5 of   the Circular to Shareholders
       of the Company dated 21 DEC 2009




--------------------------------------------------------------------------------------------------------------------------
 MISC BHD, KUALA LUMPUR                                                                      Agenda Number:  702183221
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6080H113
    Meeting Type:  EGM
    Meeting Date:  12-Jan-2010
          Ticker:
            ISIN:  MYF3816O1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Authorize the Board of Directors of the Company           Mgmt          For                            For
       Board , subject to the       relevant authorities
       and/or parties being obtained  where required
       , to       provisionally allot by way of a
       renounceable rights issue of 743,965,517
       Rights Shares to the shareholders of the
       Company, whose names appear in the   Record
       of Depositors of the Company as at the close
       of business on an         entitlement date
       to be determined and announced by the Board,
       or their        renouncee s , on the basis
       of 1 Rights Share for every 5 existing Shares
       held, at an issue price of MYR 7.00 for
       each Rights Share; the Rights Shares  shall,
       upon allotment and issue, rank equally in all
       respects with the then   existing MISC Shares,
       except that they shall not be entitled to any
       dividends, rights, allotment and/or
       other distributions, CONTD

-      CONTD where the entitlement falls on a date               Non-Voting    No vote
       prior to the date of allotment    and issue
       of the Rights Shares; any Rights Shares which
       represent fractions   or are not validly taken
       up for any reason shall be dealt with in such
       manner as the Board may in its absolute discretion
       deem fit and in the best interest of the Company
       and upon such terms and conditions as the Board
       may decide;    for the proceeds of the Proposed
       Rights Issue to be utilized by the Company
       as specified and with full powers to vary
       the manner and/or purpose of        utilization
       of such proceeds in such manner as the Board
       shall determine in a fair and equitable manner;
       CONTD

-      CONTD in order to implement, complete and give            Non-Voting    No vote
       full effect to the Proposed    Rights Issue,
       to do or to procure to be done all acts, deeds
       and things and   to execute, sign and deliver
       on behalf of the Company, all such documents
       as  it may deem necessary, expedient and/or
       appropriate to implement, give full   effect
       to and complete the Proposed Rights Issue,
       with full powers to assent  to any condition,
       modification, variation and/or amendment thereto
       as the     Board may deem fit in connection
       with the Proposed Rights Issue and in the
       best interest of the Company

2      Authorize the Board to increase the authorized            Mgmt          For                            For
       share capital of the Company   from MYR 5,000,000,001
       comprising 5,000,000,000 ordinary shares of
       MYR 1.00   each and 1 preference share of MYR
       1.00 each to MYR 10,000,000,001 comprising
       10,000,000,000 ordinary shares of MYR 1.00
       each and 1 preference share of MYR 1.00 each
       by the creation of an additional 5,000,000,000
       ordinary shares of   MYR 1.00 each and amend
       Clause 5 of the Memorandum of Association accordingly

3      Authorize the Company, subject to the approvals           Mgmt          For                            For
       of the Bursa Securities and   any other relevant
       authorities being obtained  where required
       and the        passing of Special Resolution
       1 below, to merge its shares listed under Stock
       Code Number 3816F and Stock Name "MISC-01"
       Foreign Tranche Shares  with that of its shares
       listed under Stock Code Number 3816 and Stock
       Name "MISC"       Local Tranche Shares  as
       quoted and listed on the Main Market of Bursa
       Securities without any compensation
       to the local or foreign tranche           shareholders,
       as the case may be, for the share price differential
       between    the Local Tranche Shares and Foreign
       Tranche Shares, if any; authorize the    Board
       to give effect to the above with full CONTD

-      CONTD power to assent to any conditions, modifications,   Non-Voting    No vote
       variations and/or     amendments in any manner
       as it shall deem fit in its absolute discretion
       or   as may be required by the relevant authorities
       to deal with all matters       relating thereto
       and to do all steps and to do all things in
       any manner as it may deem necessary or expedient
       to implement, finalize and give full effect
       to the Proposed Merger of Local and Foreign
       Tranche Shares

S.1    Approve, subject to the passing of the Ordinary           Mgmt          For                            For
       Resolution 3 above, the       amendments to
       the Articles of Association of the Company
       as specified




--------------------------------------------------------------------------------------------------------------------------
 MISR CEMENT (QENA)                                                                          Agenda Number:  702248685
--------------------------------------------------------------------------------------------------------------------------
        Security:  M70293101
    Meeting Type:  OGM
    Meeting Date:  13-Mar-2010
          Ticker:
            ISIN:  EGS3C391C017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the BOD report for the fiscal year ended          Mgmt          No Action
       31 DEC 2009

2      Approve the financial Auditor report for the              Mgmt          No Action
       same  period

3      Approve the Company financial statments for               Mgmt          No Action
       the  same period

4      Approve the profit distribution suggested by              Mgmt          No Action
       the BOD for the same period

5      Approve BOD changes within the same period                Mgmt          No Action

6      Approve to release the BOD responsibilities               Mgmt          No Action
       for the same period

7      Approve to define the BOD bonuses and allowances          Mgmt          No Action
       for the upcoming year 2010

8      Approve the hiring a financial Auditor for 2010           Mgmt          No Action

9      Authorize the BOD to ratify compensation contracts        Mgmt          No Action

10     Approve the donations took place at year 2009             Mgmt          No Action
       and  Authorize the Management to do donations
       in year 2010

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE




--------------------------------------------------------------------------------------------------------------------------
 MITAC INTERNATIONAL CORP                                                                    Agenda Number:  702462425
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y60847103
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002315009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 668208 DUE TO RECEPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 0.15 per share

B.3    Amend the Articles of Incorporation                       Mgmt          For                            For

B.4    Amend the revision to the procedures of endorsement       Mgmt          For                            For
       guarantee and monetary loans

B51.1  Election of Miau, Matthew Feng Chiang [ID/Shareholder     Mgmt          For                            For
       No: 6] as a Director

B51.2  Election of Ho, Jhi- Wu, [ID/Shareholder No:              Mgmt          For                            For
       117] as a Director

B51.3  Election of Mitac Inc./Kuo, Yuan, [ID/Shareholder         Mgmt          For                            For
       No: 57] as a Director

B51.4  Election of Upc Technology Corporation/Way,               Mgmt          For                            For
       Yung-Do, [ID/Shareholder No: 226] as a Director

B51.5  Election of Upc Technology Corporation/Wu, Sheng-Chuan,   Mgmt          For                            For
       [ID/Shareholder No: 226] as a Director

B52.1  Election of Chiao, Yu-Cheng, [ID/Shareholder              Mgmt          For                            For
       No: A120667986] as a Supervisor

B52.2  Election of Lien Hwa Industrial Corporation/Ching,        Mgmt          For                            For
       Hu-Shih, [ID/Shareholder No: 1] as a Supervisor

B.6    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in competitive business

B.7    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MIZRAHI TEFAHOT BANK LTD                                                                    Agenda Number:  702269677
--------------------------------------------------------------------------------------------------------------------------
        Security:  M9540S110
    Meeting Type:  EGM
    Meeting Date:  24-Mar-2010
          Ticker:
            ISIN:  IL0006954379
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Approve the purchase of D and O Insurance Cover           Mgmt          For                            For
       in the amount of USD 90       million for the
       year commencing 01 APR 2010 for a premium of
       USD 500,000




--------------------------------------------------------------------------------------------------------------------------
 MIZRAHI TEFAHOT BANK LTD                                                                    Agenda Number:  702414296
--------------------------------------------------------------------------------------------------------------------------
        Security:  M9540S110
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2010
          Ticker:
            ISIN:  IL0006954379
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Approve the discussion of the financial statements        Non-Voting    No vote
       and Directors' report for  the year 2009

2.1    Re-appoint Y. Perry as the officiating Directors          Mgmt          For                            For

2.2    Re-appoint M. Wertheim as the officiating Directors       Mgmt          For                            For

2.3    Re-appoint Z. Efrat as the officiating Directors          Mgmt          For                            For

2.4    Re-appoint R. Gazit as the officiating Directors          Mgmt          For                            For

2.5    Re-appoint L. Ofer as the officiating Directors           Mgmt          For                            For

2.6    Re-appoint A. Shohat as the officiating Directors         Mgmt          For                            For

2.7    Re-appoint M. Mayer as the officiating Directors          Mgmt          For                            For

2.8    Re-appoint D.Mishor as the officiating Directors          Mgmt          For                            For

2.9    Re-appoint Y. Shahak as the officiating Directors         Mgmt          For                            For

3      Re-appoint accountant Auditors                            Mgmt          For                            For

4      Approve the bonus in the sum of NIS 800,000               Mgmt          Against                        Against
       for the Chairman in respect of    2009




--------------------------------------------------------------------------------------------------------------------------
 MMC CORPORATION BHD                                                                         Agenda Number:  702337800
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y60574103
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  MYL2194OO008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements for              Mgmt          For                            For
       the YE 31 DEC 2009 and the       Directors
       report and the Auditors report thereon

2      Approve the final single tier dividend of 3               Mgmt          For                            For
       sen per share for the YE 31 DEC   2009 and
       declared payable on 27 MAY 2010 to the Members
       of the Company        registered at the close
       of business on 13 MAY 2010

3      Re-elect Encik Abdul Hamid Sh Mohamedas as a              Mgmt          For                            For
       Director of the Company, who     retires pursuant
       to Article 85 of the Company's Articles of
       Association

4.a    Re-elect Encik Ahmad Jauhari Yahya as a Director          Mgmt          For                            For
       of the Company, who retire   in accordance
       with Article 78 of the Company's Articles of
       Association

4.b    Re-elect Datuk Mohd Sidik Shaik Osman as a Director       Mgmt          For                            For
       of the Company, who       retire in accordance
       with Article 78 of the Company's Articles of
       Association

5      Re-appoint Dato Wira Syed Abdul Jabbar Syed               Mgmt          For                            For
       Hassan as a Director of the       Company,
       pursuant to Section 129 (6) of the Act, to
       hold office until the     conclusion of the
       next AGM

6      Re-appoint Dato Abdullah Mohd Yusof as a Director         Mgmt          For                            For
       of the Company, pursuant to Section 129(6)
       of the Act, to hold office until the conclusion
       of the next    AGM

7      Approve the Directors' fees of MYR 627,796 for            Mgmt          For                            For
       the FYE 31 DEC 2009

8      Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company until the    conclusion of the
       next AGM and approve their remuneration to
       be fixed by the  Board




--------------------------------------------------------------------------------------------------------------------------
 MOBILE TELESYSTEMS OJSC                                                                     Agenda Number:  933152174
--------------------------------------------------------------------------------------------------------------------------
        Security:  607409109
    Meeting Type:  Special
    Meeting Date:  22-Oct-2009
          Ticker:  MBT
            ISIN:  US6074091090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO INSTRUCT MR. RON SOMMER, THE CHAIRMAN OF               Mgmt          For                            For
       MTS OJSC BOARD OF DIRECTORS, TO SIGN THE MINUTES
       OF THE EXTRAORDINARY GENERAL MEETING OF MTS
       OJSC SHAREHOLDERS.

02     TO APPROVE MTS OJSC' ("THE COMPANY") ENTERING             Mgmt          For                            For
       INTO A TRANSACTION - THE LOAN AGREEMENT (THE
       "LOAN AGREEMENT") CONCLUDED BETWEEN THE COMPANY
       AND THE SYNDICATE OF LENDING BANKS (LIST OF
       THE BANKS SPECIFIED IN SUBPARAGRAPH B)(II)
       BELOW), AND CONCERNED WITH THE LOAN AGREEMENT
       FEE LETTERS (THE "TRANSACTION"), ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 MOBILE TELESYSTEMS OJSC, MOSCOW                                                             Agenda Number:  702085742
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5430T109
    Meeting Type:  EGM
    Meeting Date:  22-Oct-2009
          Ticker:
            ISIN:  RU0007775219
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the order of the meeting                          Mgmt          For                            For

2.     Approve the transaction with the interest                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MOBILE TELESYSTEMS OJSC, MOSCOW                                                             Agenda Number:  702425174
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5430T109
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  RU0007775219
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the order of  annual shareholders  meeting        Mgmt          For                            For

2      Approve the annual report, balance sheet, profit          Mgmt          For                            For
       and loss statement, profit and loss distribution
       and dividend  payment for the year 2009

3      Election of Board of Directors                            Mgmt          For                            For

4      Election of Audit Commission                              Mgmt          For                            For

5      Approve the External  Auditor                             Mgmt          For                            For

6      Approve the  new edition of the charter of the            Mgmt          For                            For
       Company

7      Approve the new edition of the provision of               Mgmt          For                            For
       the general shareholders meeting




--------------------------------------------------------------------------------------------------------------------------
 MOL MAGYAR OLAJ- ES GAZIPARI RT                                                             Agenda Number:  702338749
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5462R112
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  HU0000068952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 APR 2010 AT 12:00 P.M. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM

1.     Approve to close the 2009 business year: report           Mgmt          For                            For
       of the Board of Directors on the 2009 business
       operation; presentation of the financial statements
       drawn up in compliance with the Accounting
       Act [the parent company's financial statements
       in compliance with the Accounting Act and the
       generally accepted accounting principles in
       Hungary and the consolidated financial statements
       in compliance with International Financial
       Reporting Standards as adopted by the European
       Union [''IFRS'']]; proposal on the use of after
       tax profit; Auditor's report on the 2009 financial
       statements presented by the Board of Directors;
       report of the Supervisory Board on the 2009
       financial statements and proposal for the distribution
       of after tax profit; approve the decision on
       the parent Company's 2009 financial statements
       prepared in accordance with the Accounting
       Act and the consolidated financial statements
       prepared in compliance with IFRS, use of after
       tax profits and amount of dividends; decision
       on the corporate governance declaration

2.     Approve the decision on the waiver to be granted          Mgmt          For                            For
       to the Executive Officers according to Section
       30 (5) of the Companies Act

3.     Election of the Statutory Auditor for the 2010            Mgmt          For                            For
       FY and approve to determine its remuneration
       as well as the material elements of its engagement

4.     Authorize the Board of Directors to acquire               Mgmt          For                            For
       treasury shares

5.     Approve the dismissal and election of the Members         Mgmt          For                            For
       of the Board of Directors

6.     Approve the dismissal and election of the Supervisory     Mgmt          For                            For
       Board




--------------------------------------------------------------------------------------------------------------------------
 MOLINOS RIO DE LA PLATA SA MOLI                                                             Agenda Number:  702283653
--------------------------------------------------------------------------------------------------------------------------
        Security:  P68925133
    Meeting Type:  OGM
    Meeting Date:  20-Apr-2010
          Ticker:
            ISIN:  ARP689251337
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No Action
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 20 APR 2010 AT 11:00. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS   WILL REMAIN VALID FOR
       ALL CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO  ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE       MEETING
       IS CANCELLED. THANK YOU.

-      PLEASE BE ADVISED THAT IN ORDER TO PERMIT FOREIGN         Non-Voting    No Action
       SHAREHOLDERS TO PARTICIPATE IN SHAREHOLDERS'
       MEETINGS, ARGENTINEAN COMPANIES MAY REQUEST
       FOREIGN          SHAREHOLDERS TO PROVIDE PROOF
       OF THEIR REGISTRATION AT THE SUPERINTENDENCY
       OF CORPORATIONS  INSPECCION GENERAL DE JUSTICIA
       .

1      Approve the designation of two shareholders               Mgmt          No Action
       and sign the meeting minutes

2      Approve the annual report, the balance sheet,             Mgmt          No Action
       the income statement, the       statement of
       the evolution of shareholders equity, the cash
       flow statement,   the inventory, notes, attachments,
       consolidated financial statements, report
       from the Oversight Committee and report from
       the Auditor regarding the        financial
       statements for the 80th FY, which ended on
       31 DEC 2009, the         additional in formation
       in accordance with the terms of Article 68
       of the     Buenos Aires Stock Exchange Listing
       Regulations and the informative summary   required
       by the rules of the National Securities Commission;
       approve the      allocation of the results
       from the FY; CONTD..

-      ..CONTD payment of cumulative preferred dividends         Non-Voting    No Action
       in the total amount of ARS  1,500,000 on the
       shares of Grupo Estrella S.A. GESA converted
       to common,      Class B shares of that Company,
       for the 2003/2004, 2002/2003 and 2001/2002
       fiscal years of GESA; payment of cash dividends
       in the total amount of ARS 1  56,000,000; approve
       the term in office of the Board of Directors
       and of the   Oversight Committee of the Company
       and GESA because of it s absorption as a
       result of the opportunely approved merger

3      Approve the remuneration of the Oversight Committee       Mgmt          No Action
       and the Out Side Auditor  of the Company and
       GESA

4      Approve the remuneration for the Board of Directors       Mgmt          No Action
       of the Company for the FY that ended on 31
       DEC 2009; authorize the Board of Directors
       for the payment   of interim compensation to
       the Members of the Board of Directors until
       the    general meeting that considers the next
       financial statements

5      Approve the remuneration for the Board of Directors       Mgmt          No Action
       of GESA for the FY of     that Company that
       ended on 31 MAR 2009

6      Approve the determination of the number of Full           Mgmt          No Action
       and Alternate Members of the  Board of Directors;
       election of Full and Alternate Members of the
       Board of    Directors to fill the corresponding
       vacant positions; election of Full and    Alternate
       Members of the Oversight Committee

7      Approve the designation of the Full and Alternate         Mgmt          No Action
       Outside Auditor who will    audit the financial
       statements for the FY that began on 01 JAN
       2010 and       determine his or her compensation

8      Approve the allocation of a budget amount for             Mgmt          No Action
       the functioning of the Audit    Committee

9      Grant authority to carry out the steps and make           Mgmt          No Action
       the presentations necessary   to obtain the
       corresponding registrations




--------------------------------------------------------------------------------------------------------------------------
 MOSENERGO OAO                                                                               Agenda Number:  702420489
--------------------------------------------------------------------------------------------------------------------------
        Security:  X55075109
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2010
          Ticker:
            ISIN:  RU0008958863
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report                                 Mgmt          For                            For

2      Approve the balance sheet, profit and loss statement      Mgmt          For                            For

3      Approve the profit and loss distribution and              Mgmt          For                            For
       dividend payment at RUB          0.01262335
       per ordinary share for the year 2009

4      Approve the External Auditor                              Mgmt          For                            For

5      Election of the Board of Directors                        Mgmt          For                            For

6      Election of the Audit commission                          Mgmt          For                            For

7      Approve the remuneration of the Board of Directors        Mgmt          For                            For

8      Approve the new edition of the charter of the             Mgmt          For                            For
       Company

9      Approve the new edition of the provision on               Mgmt          For                            For
       the general shareholders meeting

10     Approve the new edition of the provision on               Mgmt          For                            For
       the Board of Directors

11     Approve the new edition of the provision on               Mgmt          For                            For
       the audit commission

12     Approve the interested party transactions which           Mgmt          For                            For
       can be concluded in the       future in the
       process of business activity




--------------------------------------------------------------------------------------------------------------------------
 MOSTOSTAL WARSZAWA S A                                                                      Agenda Number:  702419309
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5586F101
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  PLMSTWS00019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1      Opening of the OGM and election of the Chairman           Mgmt          For                            For
       of the OGM

2      Approve the confirmation of the legality of               Mgmt          For                            For
       convening the OGM and its capacity to adopt
       resolutions

3      Election of the voting commission                         Mgmt          For                            For

4      Approve the Management Board's report on the              Mgmt          For                            For
       activity of the Company for 2009, the financial
       statement of the Company, the report on the
       activity of the capital group for 2009 and
       of the consolidated financial statement for
       2009

5      Receive the Supervisory Board's report on the             Mgmt          For                            For
       its activity for 2009, together with evaluation
       of its activity in 2009

6      Approve the vote of acceptance to the management          Mgmt          For                            For
       and Supervisory Board

7      Approve the allocation of profits for 2009                Mgmt          For                            For

8      Amend the Company's Statute                               Mgmt          For                            For

9      Adopt the resolution to authorize the Supervisory         Mgmt          For                            For
       Board to establish uniform text of the statute

10     Adopt the resolution on approval of the GMs               Mgmt          For                            For
       regulations

11     Closing of the General Meeting                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MPHASIS LTD                                                                                 Agenda Number:  702233521
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6144V108
    Meeting Type:  AGM
    Meeting Date:  24-Feb-2010
          Ticker:
            ISIN:  INE356A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 655043 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 OCT 2009 and the profit and loss account
       for the period ended on that date and the reports
       of the Directors and the Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Dr. Jose de la Torre as a Director,            Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. Andreas W. Mattes as a Director,           Mgmt          For                            For
       who retires by rotation

5.     Appoint M/s. S.R. Batliboi & Co., Chartered               Mgmt          For                            For
       Accountants as the Statutory Auditors of the
       Company, who retire at the conclusion of this
       AGM, till the conclusion of the next AGM at
       a remuneration to be fixed by the Board of
       Directors and billed progressively

       PLEASE NOTE THAT RESOLUTIONS 6-10 ARE SHAREHOLDER         Non-Voting    No vote
       PROPOSALS, HOWEVER MANAGEMENT RECOMMENDS A
       VOTE IN FAVOR OF THESE PROPOSALS. THANK YOU.

6.     Appoint Mr. Craig Wilson as a Director of the             Shr           For                            For
       Company, whose period of office shall be liable
       for retirement by rotation

7.     Appoint Mr. Prakash Jothee as a Director of               Shr           For                            For
       the Company, whose period of office shall be
       liable for retirement by rotation

8.     Appoint Dr. Friedrich Froeschl as a Director              Shr           For                            For
       of the Company, whose period of office shall
       be liable for retirement by rotation

9.     Appoint Mr. K.M. Suresh as a Director of the              Shr           For                            For
       Company, whose period of office shall be liable
       for retirement by rotation

10.    Appoint Mr. Balu Ganesh Ayyar as a Director               Shr           For                            For
       of the Company, whose period of office shall
       be liable for retirement by rotation

11.    Approve, in accordance with the provisions of             Mgmt          For                            For
       Sections 198, 269, 309, 310, 311 and other
       applicable provisions, if any, read with Schedule
       XIII of the Companies Act, 1956, including
       any statutory modification(s) or re-enactment(s)
       thereof, for the time being in force, and subject
       to the approval of the Central Government,
       the appointment of Mr. Balu Ganesh Ayyar as
       the Chief Executive Officer and Whole time
       Director for a period of 3 years with effect
       from 29 JAN 2009 with the specified terms and
       conditions; and authorize the Board of Directors
       of the Company, for the purpose of giving effect
       to this resolution, to do all such acts, deeds
       and things as are incidental thereto or as
       may be deemed necessary or desirable or to
       settle any question or difficulty that may
       arise in such manner as it may deem fit without
       further reference to the Company in general
       meeting

S.12   Approve, pursuant to Clause 49 of the Listing             Mgmt          For                            For
       Agreement with Stock Exchanges and subject
       to the resolution passed by the shareholders
       dated 14 SEP 2007, the payment of remuneration
       by way of commission of USD 45,000 per annum
       to Dr. Friedrich Froeschl, Director of the
       Company with effect from 01 APR 2009




--------------------------------------------------------------------------------------------------------------------------
 MPHASIS LTD                                                                                 Agenda Number:  702302352
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6144V108
    Meeting Type:  CRT
    Meeting Date:  07-Apr-2010
          Ticker:
            ISIN:  INE356A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve with or without modifications(s), the             Mgmt          For                            For
       scheme of amalgamation proposed for merger
       of the Company known as Mphasis FinSolutions
       Private Limited, the  transferor Company with
       Mphasis Limited, the applicant/transferee Company




--------------------------------------------------------------------------------------------------------------------------
 MR. PRICE GROUP LIMITED                                                                     Agenda Number:  702036054
--------------------------------------------------------------------------------------------------------------------------
        Security:  S5256M101
    Meeting Type:  AGM
    Meeting Date:  27-Aug-2009
          Ticker:
            ISIN:  ZAE000026951
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements                   Mgmt          For                            For

2.     Re-elect Mr. M.M. Blair as a Director                     Mgmt          For                            For

3.     Re-elect Mr. L.J. Chiappini as a Director                 Mgmt          For                            For

4.     Re-elect Mr. S.B. Cohen as a Director                     Mgmt          For                            For

5.     Re-elect Mr. M.R. Johnston as a Director                  Mgmt          For                            For

6.     Re-elect Mr. W.J. Swain as a Director                     Mgmt          For                            For

7.     Re-elect Mr. S.I. Bird as a Director                      Mgmt          For                            For

8.     Re-elect Mrs. R.M. Motanyane as a Director                Mgmt          For                            For

9.     Re-elect Mrs. SEN Sebotsa as a Director                   Mgmt          For                            For

10.    Re-elect Mr. M. Tembe as a Director                       Mgmt          For                            For

11.    Re-elect Ernst and Young as Independent Auditors          Mgmt          For                            For
       of the Company and appoint Mr. V. Pillay as
       the Designated Auditor to hold the office for
       the ensuing year

12.    Approve the remuneration of the Non-Executive             Mgmt          For                            For
       Directors

13.    Amend the Price Partners Share Trust and Scheme           Mgmt          For                            For
       Rules

14.    Amend the Price General Staff Trust and Scheme            Mgmt          For                            For
       Rules

15.S1  Approve to enable the Company or any consolidated         Mgmt          For                            For
       entity to acquire the Companys issued shares

       Other business                                            Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN DIRECTOR NAME FOR THE RESOLUTION 9 AND 10.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 MRV ENGENHARIA PARTICIPACOES SA                                                             Agenda Number:  702092634
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6986W107
    Meeting Type:  EGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  BRMRVEACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Approve the nomination of Mr. Joao Batista De             Mgmt          For                            For
       Abreu to join the Board of Directors of the
       Company, as an Independent Member, to replace
       Mr. Roberto Miranda De Lima, who resigned from
       the position

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MRV ENGENHARIA PARTICIPACOES SA                                                             Agenda Number:  702173181
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6986W107
    Meeting Type:  EGM
    Meeting Date:  17-Dec-2009
          Ticker:
            ISIN:  BRMRVEACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

a.     Approve the stock split of all common shares              Mgmt          For                            For
       issued by the Company which, should it be approved,
       will result in the creation and attribution
       of 2 new common shares to each shareholder
       of the nominative common share issued by the
       Company, currently outstanding

b.     Amend Article 5 of the By-laws in order to reflect        Mgmt          For                            For
       the alterations arisen from the stock split

c.     Amend the Company's Stock Option Plan in order            Mgmt          For                            For
       to reflect the changes arisen from the stock
       split

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 MRV ENGENHARIA PARTICIPACOES SA                                                             Agenda Number:  702254309
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6986W107
    Meeting Type:  EGM
    Meeting Date:  08-Mar-2010
          Ticker:
            ISIN:  BRMRVEACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

A.     Election of Mr. Eduardo Lu Iz de Mascarenhas              Mgmt          For                            For
       Picchioni as a Member of the

B.1    Amend Article 24 and Sections of the Company              Mgmt          For                            For
       s Bylaws to amend the            nomenclature
       used for the positions currently called Vice-President
       & Chief   Officer to Chief Officer of the Company

B.2    Amend Article 24 and Sections of the Company              Mgmt          For                            For
       s Bylaws to establish four new   Executive
       Boards, represented by their Chief Officer,
       being two Regional      Executive Boards, one
       Executive Board for Institutional Relations,
       and one    Executive Board of Real Estate Development
       of Campinas and the State of       Espirito
       Santo

B.3    Amend Article 24 and Sections of the Company              Mgmt          For                            For
       s Bylaws to redefine, by virtue  of such deliberations,
       the respective powers of the Chief Officers
       of the     Company

C.     Approve to consolidate the Corporate By-Laws              Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 MRV ENGENHARIA PARTICIPACOES SA, BELO HORIZONTE                                             Agenda Number:  702347659
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6986W107
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRMRVEACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve the balance sheet and the financial               Mgmt          For                            For
       statements relating to the FY     that ended
       on 31 DEC 2009

2      Approve the allocation of the net profit from             Mgmt          For                            For
       the FY, for the establishment   of a legal
       reserve, as dividends, and for the retained
       profit reserve based   on a capital budget
       for the purpose of meeting the need for funds
       for future  investments, mainly for working
       capital




--------------------------------------------------------------------------------------------------------------------------
 MRV ENGENHARIA PARTICIPACOES SA, BELO HORIZONTE                                             Agenda Number:  702375038
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6986W107
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRMRVEACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1      Approve the creation of the Legal Officer executive       Mgmt          For                            For
       committee position and of the Investor Relations
       Officer executive committee position

2      Approve, as a result of the resolution above,             Mgmt          For                            For
       the new wording of Article 24 of the Corporate
       Bylaws of the Company and their consolidation

3      Approve to set the global remuneration of the             Mgmt          For                            For
       Company Directors




--------------------------------------------------------------------------------------------------------------------------
 MUHIBBAH ENGINEERING BHD                                                                    Agenda Number:  702489154
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6151L100
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  MYL5703OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 DEC 2009 and the      reports of
       the Directors and the Auditors thereon

2      Approve a first and final dividend of 5% less             Mgmt          For                            For
       25% income tax in respect of    the FYE 31
       DEC 2009

3      Re-elect Ooi Sen Eng as a Director, who retires           Mgmt          For                            For
       pursuant to Article 79 of the Company's Articles
       of Association

4      Re-elect Low Ping Lin as a Director, who retires          Mgmt          For                            For
       pursuant to Article 79 of    the Company's
       Articles of Association

5      Re-elect Lim Teik Hin as a Director, who retires          Mgmt          For                            For
       pursuant to Article 79 of    the Company's
       Articles of Association

6      Re-appoint Tuan Haji Mohamed Taib bin Ibrahim             Mgmt          For                            For
       as a Director of the Company,   who retires
       pursuant to Section 129 2  of the Companies
       Act, 1965, in         accordance with Section
       129(6) of the Companies Act, 1965 and to hold
       office  until the conclusion of the next AGM

7      Appointment of Messrs Crowe Horwath (AF: 1018)            Mgmt          For                            For
       as the Auditors of the Company in place of
       the retiring Auditors, Messrs KPMG and to hold
       office until the   conclusion of the next AGM
       and authorize the Directors to determine their
       remuneration

8      Authorize the Company, subject to the requirements        Mgmt          For                            For
       of the main market listing requirements of
       Bursa Malaysia Securities Berhad  "Bursa Securities"
       ,        Companies Act, 1965  "the act" , and
       the Articles of Association of the       Company,
       to purchase such number of ordinary shares
       of MYR 0.05 each in the   Company through Bursa
       Securities, as may be determined by the Directors
       of    the Company from time to time upon such
       terms and conditions as the Directors may deem
       fit and expedient in the interest of the Company
       provided that: (i)  the aggregate number of
       ordinary shares purchased and/or held by the
       Company  as treasury shares shall not exceed
       10% of the issued and paid-up ordinary    share
       capital of the Company at any CONTD.

CONT   CONTD. point in time;  ii  the funds allocated            Non-Voting    No vote
       by the Company for the         proposed shares
       buy-back shall no exceed the aggregate retained
       profits and   shares premium accounts of the
       Company; and  Authority expires the earlier
       of the conclusion of the next AGM of the Company
       following the general meeting   at which this
       resolution was passed, at which time it shall
       lapse, whether    unconditionally or subject
       to conditions or the expiration of the period
       within which the next AGM of the Company
       is required to be held , pursuant to Section
       143 1  of the act  but shall not extend to
       such extension as may be   allowed pursuant
       to Section 143 2  of the act ; authorize the
       Directors of    the Company to deal with the
       shares purchased CONTD.

CONT   CONTD. in the following manner  a  cancel all             Non-Voting    No vote
       the shares so purchased; and/or  b  retain
       the shares so purchased as treasury shares,
       for distribution as    shares dividends to
       the shareholders and/or resell on the market
       of Bursa     Securities; and/or  c  retain
       part thereof as treasury shares and cancel
       the  remainder; and authorize the Directors
       of the Company to give effect to the   proposed
       share buy-back with full power to assent to
       any modifications and/or amendments as may
       be required by the relevant authorities

9      Authorize the Company and/or its subsidiaries,            Mgmt          For                            For
       subject always to the main     market listing
       requirements of Bursa Malaysia Securities Berhad,
       to enter     into recurrent related party transactions
       of a revenue or trading nature with the related
       parties as specified in 2.1.2 of the Circular
       to Shareholders     dated 04 JUN 2010 provided
       that such transactions are undertaken in the
       ordinary course of business, at arm's
       length basis and on nominal commercial  terms
       which are not more favorable to the related
       parties than those          generally available
       to the public and are not detrimental to the
       interests of the minority shareholders of the
       Company;  Authority expires the earlier of
       the conclusion of the next AGM of the Company
       CONTD.

CONT   CONTD. following the general meeting at which             Non-Voting    No vote
       this resolution was passed, at  which time
       it shall lapse, whether unconditionally or
       subject to conditions   or the expiration of
       the period within which the next AGM of the
       Company is   required to be held  pursuant
       to Section 143 1  of the Act  but not extend
       to such extension as may be allowed pursuant
       to Section 143 2  of the Act ;      authorize
       the Directors of the Company to take all steps
       and to do all acts   and deeds as they may
       consider expedient or necessary to give effect
       to the   proposed renewal of shareholders mandate

S.10   Amend the Articles 73, 74, 75, 76 and 123 of              Mgmt          For                            For
       Association of the Company as    specified

0      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MULTI PURPOSE HOLDINGS BHD MPH                                                              Agenda Number:  702460128
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y61831106
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  MYL3859OO005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

0      Receive the report of the Directors and the               Non-Voting    No vote
       audited financial statements for  the YE 31
       DEC 2009 together with the report of the Auditors
       thereon

1      Declare a final dividend consisting of 5 sen              Mgmt          For                            For
       gross per share less income tax  of 25%, in
       respect of the YE 31 DEC 2009

2      Approve the payment of the Directors' fees of             Mgmt          For                            For
       MYR 560,000 in respect of the   YE 31 DEC 2009

3      Re-elect Mr. Ng Kok Cheang as a Director, who             Mgmt          For                            For
       retires in accordance with the  Article 81
       of the Company's Articles of Association

4      Re-elect Dato Lim Tiong Chin as a Director,               Mgmt          For                            For
       who retires in accordance with    the Article
       81 of the Company's Articles of Association

5      Re-appoint Datuk Razman Md. Hashim as a Director          Mgmt          For                            For
       of the Company to hold       office until the
       conclusion of the next AGM of the Company pursuant
       to        Section 129(6) of the Companies Act,
       1965

6      Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       of the Company and authorize the Directors
       to fix the remuneration

7      Authorize the Directors, subject always to the            Mgmt          Against                        Against
       Companies Act, 1965, the       Articles of
       Association of the Company and the approvals
       of the relevant      governmental and/or regulatory
       authorities, pursuant to Section 132D of the
       Companies Act, 1965, to issue shares in the
       Company from time to time and     upon such
       terms and conditions and for such purposes
       as the Directors may     deem fit provided
       that the aggregate number of shares issued
       pursuant to this resolution does not exceed
       10% of the total issued and paid-up share capital
       of the Company; and  Authority expires at
       the conclusion of the next AGM of   the Company

8      Approve, subject always to the Companies Act,             Mgmt          For                            For
       1965, the Company's Memorandum  and Articles
       of Association, the listing requirements of
       the Bursa Malaysia   Securities Berhad  Bursa
       Malaysia , to renew the mandate granted by
       the       shareholders of the Company at the
       thirty-third AGM of the Company held on 25
       JUN 2009, authorizing the Company to purchase
       and/or hold as treasury shares  from time to
       time and at any time such amount of ordinary
       shares of MYR 1.00  each in the Company as
       may be determined by the Directors of the Company
       from time to time through Bursa Malaysia upon
       such terms and conditions as the     Directors
       may deem fit and CONTD.

CONT   CONTD. expedient in the interest of the Company           Non-Voting    No vote
       Proposed Share Buy-Back      provided that:
       a) the maximum number of shares which may be
       purchased and/or  held as treasury shares by
       the Company at any point of time pursuant to
       the   Proposed Share Buy-Back shall not exceed
       10% of the total issued and paid-up  share
       capital of the Company provided always that
       in the event that the       Company ceases
       to hold all or any part of such shares as a
       result of, amongst others, cancellation of
       shares, sale of shares on the open market of
       the      Bursa Malaysia or distribution of
       treasury shares to shareholders as
       dividend, the Company shall be entitled to
       further purchase and/or hold such  additional
       number of shares as shall, in aggregate with
       the shares then still held by the Company,
       CONTD.

CONT   CONTD. not exceed 10% of the total issued and             Non-Voting    No vote
       paid-up share capital of the    Company for
       the time being quoted on the Bursa Securities;
       and b) the maximum amount of funds to be allocated
       by the Company pursuant to the Proposed Share
       Buy-Back shall not exceed the sum of share
       premium account of the Company as  at 31 DEC
       2009, the audited share premium account of
       the Company is MYR 1.11  billion and MYR 681.39
       million respectively; and authorize the Directors
       to   decide in their discretion to deal in
       any of the following manners the shares in
       the Company purchased by the Company pursuant
       to the Proposed Share        Buy-Back: i) to
       cancel the shares purchased; CONTD.

CONT   CONTD. and/or ii) to retain the shares purchased          Non-Voting    No vote
       as treasury shares, to be    either distributed
       as share dividends to the shareholders and/or
       re-sold on   the open market of the Bursa Malaysia
       and/or subsequently cancelled; and/or   iii)
       a combination of i) and ii);  Authority expires
       the earlier of the       conclusion of the
       next AGM or the expiry of the period within
       which the next  AGM is required by law to be
       held ; and authorize the Directors of the
       Company to take all such steps as are
       necessary or expedient or to give       effect
       to the Proposed Share Buy-Back

S.9    Amend the existing Article 146 of the Articles            Mgmt          For                            For
       of Association of the Company  be deleted in
       its entirety and substituted thereof with the
       following new     Article 146 as specified

0      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MUMIAS SUGAR COMPANY LIMITED                                                                Agenda Number:  702158709
--------------------------------------------------------------------------------------------------------------------------
        Security:  V6556X108
    Meeting Type:  AGM
    Meeting Date:  04-Dec-2009
          Ticker:
            ISIN:  KE0000000372
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to read the notice convening the meeting          Mgmt          For                            For

2.     Approve to confirm the minutes of the 37th AGM            Mgmt          For                            For

3.     Receive the financial statements                          Mgmt          For                            For

4.     Declare and approve the final dividend of KSHS            Mgmt          For                            For
       0.40

5.     Elect the Directors                                       Mgmt          For                            For

6.     Approve the Directors remuneration                        Mgmt          For                            For

7.     Approve to note that the Auditor's continue               Mgmt          For                            For
       in office

8.     Any other business                                        Non-Voting    No vote

9.     Approve the special business                              Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MUNDRA PORT AND SPECIAL ECONOMIC ZONE LTD, AHMEDABAD                                        Agenda Number:  702069229
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y61448109
    Meeting Type:  AGM
    Meeting Date:  31-Aug-2009
          Ticker:
            ISIN:  INE742F01034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2009 and the profit and
       loss account for the YE on that date and the
       reports of the Directors and the Auditors thereon

2.     Declare the payment of interim dividend on preference     Mgmt          For                            For
       shares and equity shares for the year 2008-09

3.     Declare a final dividend on equity shares                 Mgmt          For                            For

4.     Re-appoint Mr. Rajesh S. Adani as a Director,             Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. Ameet H. Desai as a Director,              Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Mr. Arun Duggal as a Director, who             Mgmt          For                            For
       retires by rotation

7.     Appoint the Auditors to hold office from the              Mgmt          For                            For
       conclusion of this AGM until the conclusion
       of the next AGM of the Company and approve
       to fix their remuneration

8.     Appoint Mr. Atanu Chakraborty, IAS as a Director          Mgmt          For                            For
       of the Company, who retires by rotation

9.     Appoint Dr. Malay Mahadevia as a Director of              Mgmt          For                            For
       the Company, who retires by rotation

10.    Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       198, 269, 309 and 310 read with Schedule XIII
       and other applicable provisions, if any, of
       the Companies Act, 1956 or any statutory modification(s)
       or re-enactment thereof, Dr. Malay Mahadevia
       as a Whole Time Director of the Company for
       a period of 5 years with effect from 20 MAY
       2009 on the terms and conditions including
       expressly the remuneration payable to him as
       Whole Time Director of the Company as specified;
       authorize the Board of Directors to increase,
       alter and or vary the terms and conditions
       and/or remuneration and perquisites including
       the monetary value thereof, subject to the
       limits as prescribed under Section II of Part
       II of Schedule XIII of the Companies Act, 1956
       and as may be permitted or, authorized in accordance
       with the provisions under the Companies Act,
       1956, or any statutory modification(s) or re-enactment
       thereof; approve, notwithstanding anything
       contained to the contrary in the Companies
       Act, 1956 wherein any FY Company has no profits
       or inadequate profit Dr. Malay Mahadevia will
       be paid minimum remuneration within the ceiling
       limit prescribed under Section II of Part II
       of Schedule XIII of the Companies Act, 1956
       or any modification or re-enactment thereof;
       authorize the Board to do all such acts, deeds
       as the Board may, in its absolute discretion,
       consider necessary, expedient or desirable
       including power, to sub-delegate, in order
       to give effect to this resolution or as otherwise
       considered by the Board to be in the best interest
       of the Company, as it may deem fit

11.    Authorize the Board of Directors, in supercession         Mgmt          For                            For
       of the earlier resolution passed at the EGM
       dated 31 JAN 2007 and pursuant to Section 293(1)(d)
       and other applicable provisions, if any, of
       the Companies Act, 1956 [including any statutory
       modifications thereof] and subject to any other
       approval, if required, to borrow by way of
       loan/debentures [whether secured or unsecured]/bonds/
       deposits/fund based/non fund based limits/guarantee
       for the purpose of the business of the Company
       any sum or sums of money either in Indian or
       Foreign Currency from time to time from any
       Bank(s) or any Financial Institution(s) or
       any other Institution(s), firm(s), bodies corporate(s)
       or other person(s) or from any other source
       in India or outside India whomsoever in addition
       to the temporary loans obtained from the Company's
       Banker(s) in the ordinary course of business
       provided that the sum or sums so borrowed under
       this resolution and remaining outstanding at
       any time shall not exceed in aggregate INR
       7500 crores; authorize the Board of Directors
       of the Company including any committee thereof,
       to do all such acts, deeds, as the Board may,
       in its absolute discretion, consider necessary,
       expedient or desirable inducing power to sub-delegate,
       in order to give effect to this Resolution
       or as otherwise considered by the Board to
       be in the best interest of the Company, as
       it may deem fit

S.12   Authorize the Board of Directors, in supercession         Mgmt          For                            For
       of the resolution passed at the AGM held on
       26 SEP 2008 and pursuant to Section 293(1)
       (e) and other applicable provisions, it any,
       of the Companies Act, 1956, [including any
       statutory modification(s) or re-enactment thereof,
       for the time being in force], to contribute
       to charitable and other funds not directly
       relating to the business of the Company or
       the welfare of its employees, any amount the
       aggregate of which in any FY does not exceed
       INR 75 crores or 5% of the Company's average
       net profits computed as determined in accordance
       with the provisions of Sections 349 & 350 of
       the Companies Act, 1956, during the 3 financial
       years immediately preceding, whichever is greater;
       authorize the Board of Directors to do all
       such acts, deeds, as the Board may, in its
       absolute discretion, consider necessary, expedient
       or desirable including power to sub-delegate,
       in order to give effect to this resolution
       or as otherwise considered by the Board to
       be in the best interest of the Company as it
       may deem fit

13.    Authorize the Board of Directors, in partial              Mgmt          For                            For
       modification of the resolution passed at the
       AGM held on 26 SEP 2008 and pursuant to Section
       61 and other applicable provisions, if any,
       of the Companies Act, 1956, [including any
       statutory modification(s) or re-enactment thereof,
       for the time being in force], to amend the
       utilization of the proceeds, arising out of
       the issue of equity shares allotted pursuant
       to the Prospectus dated 14 NOV 2007 [the "Prospectus"]
       filed by the Company with the Registrar of
       Companies, Gujarat, Dadra and Nagar Haveli
       as specified; the Board of Directors will have
       the flexibility in deploying the Net Proceeds
       received by the Company from the issue and
       to determine the particular composition and
       schedule of deployment of the investment based
       on the progress of the development of the Projects;
       authorize the Board or Committee of the Board
       to invest the funds, pending utilization for
       the purpose as described in the prospectus,
       in principal protected fund, derivative linked
       debt instrument, other fixed and variable instrument,
       index based debt instrument, rated and unrated
       debenture and bonds and any other interest
       bearing instruments over and above instruments
       as stated in the Prospectus including deleting,
       adding, amending or in any way varying the
       terms of any object(s) specified in the Prospectus
       and to do all such acts, deeds, as the Board
       may, in its absolute discretion, consider necessary,
       expedient or desirable including power to sub-delegate,
       in order to give effect to this resolution
       or as otherwise considered by the Board to
       be in the best interest or the Company, as
       it may deem fit

14.    Approve, in partial modification of the resolution        Mgmt          For                            For
       passed at the AGM held on 26 SEP 2008 and pursuant
       to the provisions of Section 198, 269, 309
       and 310 read with Schedule XIII and other applicable
       provisions, if any, of the Companies Act, 1956
       or any statutory modification(s) or re-enactment
       thereof, the variation in the specified terms
       and conditions of remuneration paid to Shri
       Ameet H. Desai, Executive Director of the Company;
       all other terms and conditions of remuneration
       as approved by the Members in their meeting
       held on 26 SEP 2008 will remain unchanged;
       authorize the Board of Directors of the Company
       including any committee thereof to do all such
       acts, deeds, as the Board may, in its absolute
       discretion, consider necessary, expedient or
       desirable including power to sub-delegate,
       in order to give effect to this resolution
       or as otherwise considered by the Board to
       be in the best interest of the Company, as
       it may deem fit




--------------------------------------------------------------------------------------------------------------------------
 MURRAY & ROBERTS HOLDINGS LTD                                                               Agenda Number:  702107219
--------------------------------------------------------------------------------------------------------------------------
        Security:  S52800133
    Meeting Type:  AGM
    Meeting Date:  21-Oct-2009
          Ticker:
            ISIN:  ZAE000073441
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.O.1  Receive and approve the annual financial statements       Mgmt          For                            For
       for the YE 30 JUN 2009

2O2.1  Elect Advocate Knott-Craig as a Director, who             Mgmt          For                            For
       retires at this AGM in accordance with the
       Company's Articles of Association

2O2.2  Elect M. Sello as a Non-Executive Director,               Mgmt          For                            For
       who retires at this AGM in accordance with
       the Company's Articles of Association

2O2.3  Elect M.P. Chaba as a Director, who retires               Mgmt          For                            For
       at this AGM in accordance with the Company's
       Articles of Association

2O2.4  Elect T.G. Fowler as an Executive Director,               Mgmt          For                            For
       who retires at this AGM in accordance with
       the Company's Articles of Association

2O2.5  Re-elect R.C. Anderson as a Director, who in              Mgmt          For                            For
       terms of the Articles of Association retires
       by rotation

2O2.6  Re-elect A.A. Routledge, who in terms of the              Mgmt          For                            For
       Articles of Association retires by rotation

2O2.7  Re-elect S.P. Sibisi as a Non-Executive Director,         Mgmt          For                            For
       who in terms of the Articles of Association
       retires by rotation

3.O.3  Appoint a firm of External Auditors for the               Mgmt          For                            For
       Company and acknowledge the remuneration of
       the External Auditors as determined by the
       Audit Committee of the Board

4.O.4  Approve the proposed fees payable quarterly               Mgmt          For                            For
       in arrears to the Non-Executive Directors with
       effect from the quarter commencing 01 OCT 2009

5.O.5  Amend the Trust Deed of the Murray and Roberts            Mgmt          For                            For
       Trust and the Murray and Roberts Holdings Limited
       Employee Share Incentive Scheme

6.O.6  Approve, subject to the adoption of Ordinary              Mgmt          For                            For
       Resolution 5 and in terms of Sections 221 and
       222 of the Companies Act 61 of 1973 (as amended),
       the allotment and issue of shares by the Board
       (as a fresh issue of shares or the use of treasury
       shares), as a specific authority, pursuant
       to the provisions of the Trust Deed of The
       Murray and Roberts Trust (incorporating the
       Murray and Roberts Holdings Limited Employee
       Incentive Scheme), to the Trustee for the time
       being of the Murray and Roberts Holdings Limited
       Employee Share Incentive Scheme of such allowable
       maximum number of ordinary shares as provided
       thereunder and subject to the terms and conditions
       of the Trust Deed of The Murray and Roberts
       Trust

7.S.1  Authorize the Directors of the Company to approve         Mgmt          For                            For
       the purchase by the Company, or by any of its
       subsidiaries, of the Company' s ordinary shares
       subject to the provisions of the Companies
       Act 61 of 1973 (as amended) (Companies Act)
       and the listing requirements of the JSE Limited
       and any general purchase by the Company and
       or any of its subsidiaries of the Company's
       ordinary shares in issue shall not in aggregate
       in any 1 FY exceed 10% of the Company's issued
       ordinary share capital at the time that the
       authority is granted; [Authority expires at
       the Company's next AGM and shall not extend
       beyond 15 months from the date of this resolution]




--------------------------------------------------------------------------------------------------------------------------
 MVELAPHANDA GROUP LIMITED                                                                   Agenda Number:  702149192
--------------------------------------------------------------------------------------------------------------------------
        Security:  S5302W103
    Meeting Type:  AGM
    Meeting Date:  25-Nov-2009
          Ticker:
            ISIN:  ZAE000060737
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial statements for               Mgmt          For                            For
       the YE 30 JUN 2009

2.     Approve the remuneration of the Directors for             Mgmt          For                            For
       the YE 30 JUN 2009

3.     Re-appoint PKF [Jhb] Inc. as the Independent              Mgmt          For                            For
       Auditors and appoint Paul Badrick as the designated
       Audit Partner

4.1    Re-elect Mr. Kuseni Dlamini as a Director, who            Mgmt          For                            For
       retires in terms of Clause 53.2 of the Articles
       of Association

4.2    Re-elect Mr. Oyama Mabandla as a Director, who            Mgmt          For                            For
       retires in terms of Clause 53.2 of the Articles
       of Association

4.3    Re-elect Mr. Ernst Roth as a Director, who retires        Mgmt          For                            For
       in terms of Clause 53.2 of the Articles of
       Association

5.     Approve to place authorized but unissued convertible      Mgmt          For                            For
       perpetual cumulative preference shares ["preference
       shares"] in the share capital of the Company
       under the control of the Directors of the Company
       in terms of Sections 221 and 222 of the Companies
       Act 1973 [Act 61 of 1973] ["the Companies Act"],
       as amended, until the next AGM, to enable them
       to allot and issue such preference shares at
       their discretion, subject to the provisions
       of the Companies Act and the JSE Limited Listings
       Requirements

6.     Approve to place all the ordinary shares required         Mgmt          For                            For
       for the purpose of carrying out the terms of
       the Mvelaphanda Group Share Incentive Scheme
       ["the Scheme"] under the control of the Directors,
       subject to Sections 221 and 222 of the Companies
       Act, 1973, [Act 61 of 1973] to allot and issue
       such shares in their discretion on such terms
       and conditions as and when they deem it fit
       to do so

S.7    Authorize the Directors of the Company, by way            Mgmt          For                            For
       of a general approval pursuant, inter alia
       to Articles 13A and 13B of the Company's Articles
       of Association, to facilitate, inter alia,
       the acquisition by Mvelaphanda Group or a subsidiary
       of Mvelaphanda Group [collectively "the Group"],
       from time to time, of the issued ordinary shares
       of Mvelaphanda Group upon such terms and conditions
       and in such numbers as the Directors of the
       Company may from time to time decide, but subject
       to the provisions of the Companies Act 1973
       [Act 61 of 1973] ["the Companies Act"], as
       amended, and the JSE Limited ["JSE"] Listings
       Requirements from time to time, which general
       approval shall endure until the next AGM of
       Mvelaphanda Group, provided that it shall not
       extend beyond 15 months from the date of the
       AGM at which this special resolution is passed;
       it being recorded that the JSE Listings Requirements
       currently require, inter alia, in relation
       to a general approval of shareholders, that:
       acquisitions of securities be implemented through
       the order book operated by the JSE trading
       system and done without any prior understanding
       or arrangement between Mvelaphanda Group and
       the counterparty; acquisitions in any 1 FY
       are limited to a maximum of 20% of Mvelaphanda
       Group's issued share capital of the relevant
       class; provided that acquisitions by subsidiaries
       of Mvelaphanda Group are limited to a maximum
       of 10% of Mvelaphanda Group's issued share
       capital of the relevant class; an acquisition
       may not be made at a price more than 10% above
       the weighted average of the market value for
       the shares in question for the 5 business days
       immediately preceding the date on which the
       acquisition is agreed, a paid press announcement
       containing details of such acquisitions must
       be published as soon as Mvelaphaoda Group and/or
       any of its subsidiaries has/have acquired shares
       constituting, on a cumulative basis, 3% of
       the number of shares of the relevant class
       in issue at the date of the AGM at which this
       special resolution is passed 'initial number']
       and for each 3% in aggregate of the initial
       number acquired thereafter; at any point in
       time, the Company may only appoint 1 agent
       to effect any repurchases; such repurchases
       may only be effected if, thereafter, the Company
       still complies with the spread requirements
       of the JSE, and no repurchase may sake place
       during prohibited periods as stipulated by
       the JSE Listings Requirements unless a repurchase
       programme is in place, where dates and quantities
       of shares to be traded during the prohibited
       period are fixed and full details of the programme
       have been disclosed in an announcement over
       SENS prior to the commencement of the prohibited
       period

S.8    Authorize the Directors of the Company by way             Mgmt          For                            For
       of a general approval pursuant, inter alia,
       to Articles 13A and 13B of the Company's Articles
       of Association to facilitate, infer alia, the
       acquisition by the Group, from time to time,
       of the issued convertible perpetual cumulative
       preference shares of Mvelaphanda Group upon
       such terms and conditions and in such numbers
       as the Directors of the Company may from time
       to time decide, but subject to the provisions
       of the Companies Act 1973 [Act 61 of 1973]
       ["the Companies Act"] as amended, and the JSE
       Limited ["JSE"] Listings Requirements front
       time to time! which general approval shall
       endure until the next AGM of Mvelaphanda Group;
       provided that it shall not extend beyond 15
       months from the date of the AGM at which this
       special resolution is passed, it being recorded
       that the JSE Listings Requirements currently
       require, inter alia, in relation to a general
       approval of shareholders, that: acquisitions
       of securities be implemented through the order
       book operated by the JSE trading system arid
       done without any prior understanding or arrangement
       between Mvelaphanda Group and the counterparty;
       a acquisitions in any 1 FY are limited to a
       maximum of 20% of Mvelaphanda Groups issued
       share capital of the relevant class, provided
       that acquisitions by subsidiaries of Mvelaphanda
       Group are limited to a maximum of 10% of Mvelaphanda
       Group's issued share capital of the relevant
       class, an acquisition may not be made at a
       price more than 10 /o above the weighted average
       of the market value for the shares in question
       for the 5 business days immediately preceding
       the date on which the acquisition is agreed,
       a paid press announcement containing details
       of such acquisitions must be published as soon
       as Mvelaphanda Group and/or any of its subsidiaries
       has/have acquired shares constituting, on a
       cumulative basis, 3 of the number of shares
       of the relevant class in issue at the date
       of the AGM at which this special resolution
       is passed ["initial number"] and for each 3%
       in aggregate of the initial number acquired
       thereafter; at any point in time, the Company
       may only appoint 1 agent to effect any repurchases;
       a such repurchases may only be effected if,
       thereafter, the Company still complies with
       the spread requirements of the JSE, and no
       repurchase may take place during prohibited
       periods as stipulated by the JSE Listings Requirements
       unless a repurchase programme is in place,
       where dates and quantities of shares to be
       traded during the prohibited period are fixed
       and full details of the programme have been
       disclosed in an announcement over SENS prior
       to the commencement of the prohibited period

9.     Approve that the Directors of the Company shall           Mgmt          For                            For
       be entitled, at their discretion to pay, by
       way of a pro rata reduction of share capital
       or share premium, in lieu of an ordinary dividend,
       an amount equal to the amount which the Directors
       would have declared and paid out of profits
       in respect of the Company's interim and final
       dividends for the FYE 30 JUN 2009

10.    Authorize any Director of the Company to do               Mgmt          For                            For
       all such things, sign all such documents and
       take all such actions as are necessary to give
       effect to the special and ordinary resolutions
       proposed at the AGM at which this ordinary
       resolution is proposed, if it/they is/are passed
       [in the case of ordinary and special resolutions]
       and registered by the Registrar of Companies
       [in the case of special resolutions]

11.    Transact such other business                              Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NAGARJUNA CONSTR CO LTD                                                                     Agenda Number:  702045508
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6198W135
    Meeting Type:  AGM
    Meeting Date:  30-Jul-2009
          Ticker:
            ISIN:  INE868B01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009, the profit & loss account
       for the YE on that date together with the reports
       of the Directors and the Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Sri R.V. Shastri as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Sri J.V. Ranga Raju as a Director,             Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Sri N.R. Alluri as a Director, who             Mgmt          For                            For
       retires by rotation

6.     Re-appoint Messrs. M. Bhaskara Rao & Co., Chartered       Mgmt          For                            For
       Accountants and Messrs. Deloitte Haskins and
       Sells, Chartered Accountants, the retiring
       Joint Statutory Auditors of the Company, as
       the Joint Statutory Auditors of the Company
       to hold office from the conclusion of this
       AGM until the conclusion of the next AGM at
       such remuneration as may be determined by the
       Board of Directors of the Company

7.     Appoint Sri A.J. Jaganathan as a Director of              Mgmt          For                            For
       the Company liable to retire by rotation

S.8    Re-appoint, in pursuance of the provisions of             Mgmt          For                            For
       Section 198, 269, 309, 310, 311, 314 and other
       applicable provisions, if any, of the Companies
       Act, 1956 [including any statutory modification(s)
       or re-enactment thereof, for the time being
       in force], read with Schedule XIII to the Act
       and subject to such other approvals, consents
       as may be required, Sri A.S.N. Raju as a Wholetime
       Director of the Company for a period of 5 years
       with effect from 01 MAY 2009, on the terms
       & conditions of remuneration as specified to
       the notice convening the meeting with liberty
       to the Board of Directors [hereinafter referred
       to as "the Board" which term shall be deemed
       to include the HR & Compensation Committee
       constituted by the Board] to alter and vary
       the terms & conditions of the said appointment
       and/or the remuneration, subject to the same
       not exceeding the limits specified in Schedule
       XIII to the Companies Act, 1956, including
       any statutory modification or re-enactment
       thereof for the time being in force or as may
       hereafter be made by the Central Government
       in that behalf from time to time, or any amendments
       thereto; approve that in pursuance of the provisions
       of Section 198(4) and other applicable provisions,
       if any, of the Companies Act 1956, Sri A.S.N.
       Raju Wholetime Director, may be paid the above
       mentioned remuneration as minimum remuneration
       in the event of absence or inadequacy of profits
       in any FY during his term of office as Wholetime
       Director, in accordance with the provisions
       of Schedule XIII to the Companies Act 1956;
       authorize the Board to take all such steps
       as may be necessary, proper or expedient to
       give effect to this resolution

S.9    Re-appoint, in pursuance of the provisions of             Mgmt          For                            For
       Section 198, 269, 309, 310, 311, 314 and other
       applicable provisions, if any, of the Companies
       Act, 1956 [including any statutory modification(s)
       or re-enactment thereof, for the time being
       in force], read with Schedule XIII to the Act
       and subject to such other approvals, consents
       as may be required, Sri R.N. Raju as a Wholetime
       Director of the Company for a period of 5 years
       with effect from 01 MAY 2009, on the terms
       & conditions of remuneration as specified to
       the notice convening the meeting with liberty
       to the Board of Directors [hereinafter referred
       to as "the Board" which term shall be deemed
       to include the HR & Compensation Committee
       constituted by the Board] to alter and vary
       the terms & conditions of the said appointment
       and/or the remuneration, subject to the same
       not exceeding the limits specified in Schedule
       XIII to the Companies Act, 1956, including
       any statutory modification or re-enactment
       thereof for the time being in force or as may
       hereafter be made by the Central Government
       in that behalf from time to time, or any amendments
       thereto; approve that in pursuance of the provisions
       of Section 198(4) and other applicable provisions,
       if any, of the Companies Act 1956, Sri R.N.
       Raju Wholetime Director, may be paid the above
       mentioned remuneration as minimum remuneration
       in the event of absence or inadequacy of profits
       in any FY during his term of office as Wholetime
       Director, in accordance with the provisions
       of Schedule XIII to the Companies Act 1956;
       authorize the Board to take all such steps
       as may be necessary, proper or expedient to
       give effect to this resolution

S.10   Authorize the Board, pursuant to Section 81(1A)           Mgmt          For                            For
       and other applicable provisions if any of the
       Companies Act 1956, [including any statutory
       modifications or re-enactment thereof, for
       the time being in force] and enabling provisions
       of the Articles of Association of the Company,
       the Listing Agreements entered into with the
       Stock Exchanges and subject to the provisions
       of Chapter XIII-A of the SEBI [Disclosure and
       Investor Protection] Guidelines, 2000, as amended
       ["SEBI DIP Guidelines"], the provisions of
       the Foreign Exchange Management Act, 1999 and
       the Foreign Exchange Management [Transfer or
       issue of security by a Person Resident Outside
       India] Regulations 2000, as amended, applicable
       rules, regulations, guidelines or laws and/or
       any approval, consent, permission or sanction
       of the Central Government, Reserve Bank of
       India and any other appropriate authority(s),
       institution(s) or body(s) [hereinafter collectively
       referred to as the "appropriate authorities"],
       and subject to such conditions as may be prescribed
       by any 1 of them while granting any such approval,
       consent permission, and/or sanction [hereinafter
       referred to as the requisite approvals], which
       may be agreed to by the Board of Directors
       of the Company [hereinafter called the "Board"
       which term shall be deemed to include the Executive
       Committee of the Board of Directors of the
       Company or any Committee which the Board may
       have constituted or hereinafter constitute
       to exercise its powers including the power
       conferred by this resolution], to issue, offer
       and allot equity shares/fully convertible debentures/partly convertible debentures/ non convertible debentures
       with warrants/any other securities [other than
       warrants], which are convertible into or exchangeable
       with equity shares on such date as may be determined
       by the Board but not later than 60 months from
       the date of allotment [collectively referred
       to as "QIP Securities/Securities"], to the
       Qualified Institutional Buyers [QIBs] as per
       the SEBI DIP Guidelines, on the basis of placement
       document(s), at such time or times in 1 or
       more tranche or tranches, at par or at such
       price or prices, and on such terms and in such
       conditions and in such manner as the Board
       may, in its absolute discretion determine,
       in consultation with the Lead Managers, Advisors
       or other intermediaries, subject however to
       the condition that amount so raised by the
       issue of QIP Securities shall not exceed in
       the aggregate a sum of INR 550 crores including
       a greenshoe option of INR 50 crores to QIBs
       as per the pricing formula stipulated under
       the said SEBI DIP Guidelines; approve that
       the relevant date for the determination of
       the applicable price for the issue of the QIP
       Securities shall be the date of the meeting
       in which the Board of the Company or the Committee
       of Directors duly authorized by the Board of
       the Company decides to open the proposed issue
       or the date on which the holder of the Securities
       which are convertible into or exchangeable
       with equity shares at a later date becomes
       entitled to apply for the said shares, as the
       case may be ["Relevant Date"]; authorize the
       Board to issue and allot such number of equity
       shares as may be required to be issued and
       allotted upon conversion of any securities
       referred to in this resolution or as may be
       necessary in accordance with the terms of the
       offering, all such shares being pari passu
       with the then existing shares of the Company
       in all respects, as may be provided under the
       terms of the issue and in the offering document;
       such of these securities to be issued as are
       not subscribed may be disposed of by the Board
       to such persons and in such manner and on such
       terms as the Board in its absolute discretion
       thinks fits in accordance with the provisions
       of the SEBI [DIP] Guidelines; approve that
       the issue to the holders of the Securities
       with equity shares underlying such securities
       shall be inter alia, subject to suitable adjustment
       in the number of shares, the price and the
       time period, etc. in the event of any change
       in the equity capital structure of the Company
       consequent upon any merger, amalgamation, takeover
       or any other re-organization or restructuring
       in the Company; authorize the Board to approve
       execution of all such agreements/documents/entering
       into arrangements with the Lead Managers/ Underwriters/
       Guarantors/ Depository (ies)/Custodians/Advisors
       and other such agencies as may be involved
       or concerned in such offerings of Securities
       and to remunerate all such agencies including
       by way of payment of commission, brokerage,
       fees, expenses incurred in relation to the
       issue of securities and other expenses, if
       any or the like and also to seek listing of
       such securities on 1 or more national and/or
       International Stock Exchanges; authorize the
       Board, for the purpose aforesaid, to settle
       all questions, difficulties or doubts that
       may arise in regard to the issue, offer or
       allotment of securities and utilization of
       the issue proceeds including but without limitation
       to the creation of such mortgage/charge under
       Section 293(1)(a) of the said Act in respect
       of the aforesaid securities either on pari
       passu basis or otherwise or in borrowing of
       loans as it may in its absolute discretion
       deem fit without being required to seek any
       further consent or approval of the Members
       or otherwise to the end and intent that the
       Members or otherwise to the end and intent
       that the Members shall be deemed to have given
       their approval thereto expressly by the authority
       of this resolution; authorize the Board to
       delegate all or any of the powers herein conferred
       to the Executive Committee of the Board of
       Directors of the Company or any Committee of
       Directors of the Company to give effect to
       the aforesaid resolution




--------------------------------------------------------------------------------------------------------------------------
 NAMHAE CHEMICAL CORPORATION, SEOUL                                                          Agenda Number:  702274907
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6200J106
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7025860008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement, the statement            Mgmt          For                            For
       of profit and loss, and the    proposed disposition
       of retained earning

2      Election of Park Chae-Hong as a Director and              Mgmt          For                            For
       Lee Sun-Rae, Lee Jae-Woo as the

3      Election of Lee Duk-Jae as the Auditors                   Mgmt          For                            For

4      Approve the remuneration limit for the Directors          Mgmt          For                            For

5      Approve the remuneration limit for the Auditors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NAMPAK LTD                                                                                  Agenda Number:  702184627
--------------------------------------------------------------------------------------------------------------------------
        Security:  S5326R114
    Meeting Type:  AGM
    Meeting Date:  03-Feb-2010
          Ticker:
            ISIN:  ZAE000071676
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 641552 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       To receive the annual financial statements of             Non-Voting    No vote
       the Company and of the Group for the YE 30
       SEP 2009

1.1    Approve to confirm the appointment of D.C. Moephuli       Mgmt          For                            For
       as a Non-Executive Director

1.2    Approve to confirm the appointment of P.M. Surgey         Mgmt          For                            For
       as a Non-Executive Director

1.3    Approve to confirm the appointment of G. Griffiths        Mgmt          For                            For
       as a Non-Executive Director

1.4    Approve to confirm the appointment of F.V. Tshiqi         Mgmt          For                            For
       as a Non-Executive Director

2.1    Re-elect R.J. Khoza as a Director                         Mgmt          For                            For

2.2    Re-elect R.V. Smither as a Director                       Mgmt          For                            For

3.o.1  Approve the revised annual fees payable by the            Mgmt          For                            For
       Company to the Non-Executive Directors with
       effect from 01 OCT 2009 as specified; the increase
       in fees is recommended to retain the appropriate
       Calibre of Non-Executive Director and is in
       line with market practice; the fees for attendance
       at meetings will be adjusted to reflect the
       actual number of meetings held during the FY

3.o.2  Re-appoint Deloitte & Touche as the Auditors              Mgmt          For                            For
       of the Company until the next AGM and that
       Mr. A.F. Mackie as the Individual Registered
       Auditor who undertakes the audit for the Company
       for that period

3.o.3  Approve, in terms of Section 222(1)(a) of the             Mgmt          For                            For
       Companies Act, 1973, as amended, the allotment
       and issue from the ordinary shares already
       set aside for purposes of the Nampak 1985 Share
       Option Scheme of ordinary shares of 5 cents
       each to the under-mentioned Executive Director
       as and when he exercises the options detailed
       below, which were granted to him to acquire
       ordinary shares of 5 cents each in the Company
       and authorize the Directors to make such issue
       and allotment

3.o.4  Approve, in terms of Section 222(1)(a) of the             Mgmt          For                            For
       Companies Act, 1973, as amended, the allotment
       and issue from the ordinary shares already
       set aside for purposes of The Nampak Limited
       Performance Share Plan of ordinary shares of
       5 cents each in the Company to the under-mentioned
       Executive Directors as and when shares are
       settled on them in terms of the rules of The
       Nampak Limited Performance Share Plan

3.o.5  Approve, in terms of Section 222(1)(a) of the             Mgmt          For                            For
       Companies Act, 1973, as amended, the allotment
       and issue from the ordinary shares already
       set aside for purposes of The Nampak Limited
       Share Appreciation Plan of ordinary shares
       of 5 cents each in the Company to the under-mentioned
       Executive Directors as and when shares are
       settled on them in terms of the rules of The
       Nampak Limited Share Appreciation Plan

3.o.6  Adopt and approve the Nampak Limited Share Appreciation   Mgmt          For                            For
       Plan 2009, in replacement of the Nampak Limited
       Share Appreciation Plan adopted in 2006, in
       accordance with the salient features set out
       in the Annexure to the notice of AGM of the
       Company, the details of which are incorporated
       in separate plan rules which have been available
       for inspection at the Company's registered
       office for 21 days prior to the AGM; and authorize
       the Directors of the Company to do all such
       things as are necessary to implement operation
       of the Nampak Limited Share Appreciation Plan
       2009

3.o.7  Adopt and approve the Nampak Limited Performance          Mgmt          For                            For
       Share Plan 2009, in replacement of the Nampak
       Limited Performance Share Plan adopted in 2006,
       in accordance with the salient features set
       out in the annexure to the notice of AGM of
       the Company, the details of which are incorporated
       in separate plan rules which have been available
       for inspection at the Company's registered
       office for 21 days prior to the AGM; authorize
       the Directors of the Company to do all such
       things as are necessary to implement operation
       of the Nampak Limited Performance Share Plan
       2009

3.o.8  Adopt and approve the Nampak Limited Deferred             Mgmt          For                            For
       Bonus Plan 2009 in accordance with the salient
       features set out in the annexure to the notice
       of AGM of the Company, the details of which
       are incorporated in separate plan rules which
       have been available for inspection at the Company's
       registered office for 21 days prior to the
       AGM; and authorize the Directors of the Company
       to do all such things as are necessary to implement
       operation of the Nampak Limited Deferred Bonus
       Plan 2009

3.o.9  Approve, the amendments made to the Nampak 1985           Mgmt          For                            For
       Share Option Scheme [the "Share Option Scheme"],
       the Nampak Limited Share Appreciation Plan
       Trust approved by shareholders during 2006
       ["SAP Trust"] and the Nampak Limited Performance
       Share Plan Trust approved by shareholders during
       2006 ("PSP Trust") in order to ensure compliance
       with Schedule 14 to the JSE Limited Listings
       Requirements; although awards are no longer
       granted under the Share Option Scheme and awards
       will not be granted under the SAP Trust and
       the PSP Trust after approval of the Nampak
       Limited Share Appreciation Plan and Nampak
       Limited Performance Share Plan, the amendments
       will apply to existing allocations

4.S.1  Authorize the Directors of the Company, subject           Mgmt          For                            For
       to compliance with the requirements of the
       JSE, in their discretion to procure that the
       Company or subsidiaries of the Company acquire
       by purchase on the JSE ordinary shares issued
       by the Company provided that: the number of
       ordinary shares acquired in any one FY shall
       not exceed 20% of the ordinary shares in issue
       at the date on which this resolution is passed;
       the price paid per ordinary share may not be
       greater than 10% above the weighted average
       of the market value of the ordinary shares
       for the five business days immediately preceding
       the date on which a purchase is made; and the
       number of shares purchased by subsidiaries
       of the Company shall not exceed 10% in the
       aggregate of the number of issued shares in
       the Company at the relevant times; [Authority
       expires at the earlier of the date of the next
       AGM of the Company or the date 15 months after
       the date on which this resolution is passed




--------------------------------------------------------------------------------------------------------------------------
 NAN YA PCB CORP                                                                             Agenda Number:  702463528
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6205K108
    Meeting Type:  AGM
    Meeting Date:  21-Jun-2010
          Ticker:
            ISIN:  TW0008046004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    Receive the report on the 2009 business operations        Non-Voting    No vote

A.2    Receive the 2009 audited reports                          Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution as follows:          Mgmt          For                            For
       proposed cash dividend: TWD  5.4 per share

B.3    Amend the Articles of Incorporation                       Mgmt          For                            For

B.4    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NAN YA PLASTICS CORP                                                                        Agenda Number:  702487756
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y62061109
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  TW0001303006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 676870 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The 2009 status of the local unsecured convertible        Non-Voting    No vote
       bonds

B.1    Approve the 2009 business reports and the financial       Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 1.9 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.5    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.6    Approve the proposal of the election of the               Mgmt          For                            For
       Directors and the Supervisors

B.7    Election of the Directors and the Supervisors             Mgmt          For                            For

B.8    Extraordinary motions                                     Mgmt          Against                        Against

       AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER PARTIES. IF
       YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR
       THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION,
       AN ELECTION WOULD BE DEEMED AS A 'NO VOTE'.




--------------------------------------------------------------------------------------------------------------------------
 NANKANG RUBBER TIRE CO LTD                                                                  Agenda Number:  702361243
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y62036101
    Meeting Type:  AGM
    Meeting Date:  20-May-2010
          Ticker:
            ISIN:  TW0002101003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 664096 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

       AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER PARTIES. IF
       YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR
       THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION,
       AN ELECTION WOULD BE DEEMED AS A 'NO VOTE'.

       PLEASE NOTE THAT ACCORDING TO ARTICLE 172-1               Non-Voting    No vote
       OF COMPANY LAW, SHAREHOLDER(S), WHO HOLDS 1%
       OR MORE OF THE TOTAL OUTSTANDING SHARES OF
       A COMPANY, MAY MAKE WRITTEN PROPOSAL TO THE
       COMPANY FOR DISCUSSION AT A REGULAR SHAREHOLDERS'
       MEETING. THANK YOU.

A.1    To report the 2009 business operations                    Non-Voting    No vote

A.2    To report the 2009 audited reports                        Non-Voting    No vote

A.3    To report the status of monetary loans, endorsement       Non-Voting    No vote
       and guarantee

A.4    To report the status of the local secured convertible     Non-Voting    No vote
       bonds

A.5    To report the status of buyback treasury stock            Non-Voting    No vote

A.6    To report the status of third times buyback               Non-Voting    No vote
       treasury stock

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution                      Mgmt          For                            For

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.5    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.6    Election of 5 Directors, 2 Independent Directors          Mgmt          For                            For
       and 2 Supervisors

B.7    Approve the proposal to release the prohibition           Mgmt          For                            For
       on the Directors from participation in competitive
       business

B.8    Other issues and extraordinary motions                    Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NUMBER OF DIRECTORS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NASPERS LTD                                                                                 Agenda Number:  702060118
--------------------------------------------------------------------------------------------------------------------------
        Security:  S53435103
    Meeting Type:  AGM
    Meeting Date:  28-Aug-2009
          Ticker:
            ISIN:  ZAE000015889
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Approve the financial statements of the Company           Mgmt          For                            For
       and the group of the 12 months ended 31 MAR
       2009 and the reports of the Directors and the
       Auditor

O.2    Approve the confirmation of dividends in relation         Mgmt          For                            For
       to the N ordinary and A ordinary shares of
       the Company

O.3    Approve the remuneration of the Non-Executive             Mgmt          For                            For
       Directors for the YE 31 MAR 2009

O.4    Re-appoint the Firm PricewaterhouseCoopers Inc.           Mgmt          For                            For
       as the Independent Registered Auditors of the
       Company [noting that Mr. A. Wentzel is the
       Individual Registered Auditor of that Firm
       who will undertake the audit] for the period
       until the next AGM of the Company

O.5.1  Approve the appointment of Mr. L.P. Retief as             Mgmt          For                            For
       a Director

O.5.2  Approve the appointment of Mr. S.J.Z. Pacak               Mgmt          For                            For
       as a Director

O.6.1  Re-elect Adv F-A du Plessis as a Director, who            Mgmt          For                            For
       retires by rotation

O.6.2  Re-elect Prof R.C.C. Jafta as a Director, who             Mgmt          For                            For
       retires by rotation

O.6.3  Re-elect Mr. T.M.F. Phaswana as a Director,               Mgmt          For                            For
       who retires by rotation

O.7    Approve to place the authorized but unissued              Mgmt          For                            For
       share capital of the Company under the control
       of the Directors and to grant, until the next
       AGM of the Company, an unconditional general
       authority to the Directors, to allot and issue
       in their discretion [but subject to the provisions
       of Section 221 of the Companies Act, No 61
       of 1973, as amended [the Act] and the requirements
       of the JSE Limited [the JSE] and any other
       exchange on which the shares of the Company
       may be quoted or listed form time to time]
       the unissued shares of the Company on such
       terms and conditions and to such persons whether
       they be shareholders or not, as the Directors
       in their discretion deem fit

O.8    Authorize the Directors, subject to a minimum             Mgmt          For                            For
       of 75% of the votes of shareholders of the
       Company present in persons or by proxy AGM
       and entitled to vote, Voting infavor thereof,
       to issue unissued shares of a class of shares
       already in issue in the capital of the Company
       for cash as and when the opportunity arises,
       subject to the requirements of the JSE, including
       the following: that a paid press announcement
       giving full details, including the impact on
       the net asset value and earning per share,
       will be published at the time of any issue
       representing, on a cumulative basis within
       1 year, 5% or more of the number of shares
       o that class in issue prior to the issue; the
       aggregate issue of nay particular class of
       shares in any FY will nor exceed 5% of the
       issued number of that class of shares [including
       securities that are compulsory convertible
       ion to shares of that class] that in determining
       the price at which an issue of shares will
       be made in terms of this authority, the discount
       at which the shares may be issued may not exceed
       10% of the weighted average traded price of
       the shares in questions, as determined over
       the 30 business days prior to the date that
       the price if the issue is determined and that
       the shares will only be issued to public shareholders
       as specified in the Listing Requirements of
       the JSE and not to related parties; [Authority
       expires the earlier of the conclusion of the
       next AGM or 15 months];

S.1    Authorize the Company or any of its subsidiaries,         Mgmt          For                            For
       by way of general authority, to acquire N ordinary
       shares issued by the Company, in terms of and
       Sections 85(2), 85(3) and 89 of the Companies
       Act 61 of 1973, as amended and in terms of
       the rules and requirements of the JSE being
       that: any such acquisition of N ordinary shares
       shall be effected thorough the order book operated
       by the JSE trading system and done without
       any prior understanding or arrangement; an
       announcement is published as soon as the Company
       or any of its subsidiaries have acquired N
       ordinary shares constituting, on a cumulative
       basis, 3% of the number of N ordinary shares
       in issue prior to the acquisition pursuant
       to which the aforesaid 3% threshold is reached,
       and for each 3% in aggregate acquires thereafter,
       containing full details of such acquisition;
       acquisition of N ordinary shares in aggregate
       in any 1 FY may not exceed 20% of the Company's
       N ordinary issued share capital as at the date
       of passing of this special resolution; in determining
       the price at which N Ordinary shares issued
       by the Company are acquired by it or any its
       subsidiaries in terms of this general authority,
       the maximum premium at which such N ordinary
       shares may be acquired will not exceed 10%
       of the weighted average of the market value
       at which N ordinary shares are traded on the
       JSE as determined over the 5 business days
       immediately preceding the date of the repurchase
       of such N ordinary shares by the Company or
       nay of its subsidiaries; the Company has been
       given authority by its Articles of Association;
       at any point , the Company may only appoint
       1 agent to effect any repurchase on the Company's
       behalf; the Company sponsor must confirm the
       adequacy of the Company's working capital for
       purposes of undertaking the repurchase of N
       ordinary shares in writing to the JSE Ltd before
       entering the market for the repurchase; the
       Company remaining in compliance with the minimum
       shareholder spread requirements of the JSE
       Listings Requirements; and the Company and/or
       its subsidiaries not repurchasing any N ordinary
       shares during a prohibited period as defined
       by the JSE Ltd Listings Requirements, unless
       a repurchase programme is in place where dates
       and quantities of shares to be traded during
       the prohibited period are fixed and full details
       of the programme have been disclosed in an
       announcement over the Securities Exchange News
       Service [SENS] prior to the commencement of
       the prohibited period; before the general repurchase
       is effected the Directors having considered
       the effects of the repurchase of the maximum
       number of N ordinary shares in terms of the
       foregoing general authority, will ensure that
       for a period of 12 months after the date of
       the notice of AGM; the Company and the group
       will be able in the ordinary course of business
       to pay their debts; the assets of the Company
       and the group fairly valued in accordance with
       International Financial Reporting Standards,
       will exceed the liabilities of the Company
       and the group; and the Company and the group's
       ordinary share capital, reserves and working
       capital will be adequate or ordinary business
       purpose as specified; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or 15 months]

S.2    Authorize the Company or any of its subsidiaries          Mgmt          For                            For
       by way of a general authority to acquire A
       ordinary shares issued by the Company, in terms
       of and subject to Sections 85(2), 85(3) and
       89 of the Companies Act 61 of 1973 as amended

O.9    Authorize each of the Directors of the Company            Mgmt          For                            For
       to do all things, perform all acts and sign
       all documents necessary to effect the implementation
       of the ordinary and special resolutions adopted
       at this AGM

       Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NASR CITY HOUSING & DEVELOPMENT SA                                                          Agenda Number:  702095844
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7074M103
    Meeting Type:  OGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  EGS65571C019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to discuss the Board of Directors' report         Mgmt          No Action
       and its financial positions for the FYE 30
       JUN 2009

2.     Approve to discuss the Board of Auditors' report          Mgmt          No Action
       and its financial statement for the FYE 30
       JUN 2009

3.     Approve the financial statement for the YE 30             Mgmt          No Action
       JUN 2009

4.     Approve to release the Board of Directors from            Mgmt          No Action
       responsiblity upon FYE 30 JUN 2009

5.     Approve to decide the allowances paid to the              Mgmt          No Action
       Board of Directors for attending their meetings

6.     Re-appoint the Auditors for the new FY 2009               Mgmt          No Action
       and authorize the Board of Directors to decide
       their fees

7.     Approve the profit distribution                           Mgmt          No Action

8.     Authorize the Board of Directors to give donations        Mgmt          No Action
       above EGP 1000 for the year 2009/2010




--------------------------------------------------------------------------------------------------------------------------
 NASR CITY HOUSING & DEVELOPMENT SA                                                          Agenda Number:  702198157
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7074M103
    Meeting Type:  OGM
    Meeting Date:  09-Feb-2010
          Ticker:
            ISIN:  EGS65571C019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE.

1      Elect the new Board of Directors of the period            Mgmt          No Action
       14 JAN 2010 to 13 JAN 2013 due

2      Approve the evacuation of the President and               Mgmt          No Action
       the Members of the Board of       Directors
       for the period of the FY 2009/2010




--------------------------------------------------------------------------------------------------------------------------
 NASR CITY HOUSING & DEVELOPMENT SA                                                          Agenda Number:  702468213
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7074M103
    Meeting Type:  EGM
    Meeting Date:  14-Jun-2010
          Ticker:
            ISIN:  EGS65571C019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve to modify the Article No.21 from the              Mgmt          No Action
       Company main policy regarding    Membership
       secure shares and to be a Board Member in more
       than 2 Companies

2      Approve to modify the Article No.26 from the              Mgmt          No Action
       Company main policy regarding    the conditions
       for the validity of the Board meeting out of
       the Company

3      Approve to modify the Article No.54 from the              Mgmt          No Action
       Company main policy to start the FY from January
       and end on December every year

4      Approve to modify the Article No.56 from the              Mgmt          No Action
       Company main policy to allow the general assembly
       to distribute all or part of profit revealed
       by the          financial statements

5      Authorize the Board President or his representative       Mgmt          No Action
       to take all procedures to modify Articles No.21
       26, 54 and 56 from the Company main policy




--------------------------------------------------------------------------------------------------------------------------
 NATION MEDIA GROUP LTD                                                                      Agenda Number:  702414006
--------------------------------------------------------------------------------------------------------------------------
        Security:  V6668H108
    Meeting Type:  AGM
    Meeting Date:  19-May-2010
          Ticker:
            ISIN:  KE0000000380
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Chairman's, Director's and Auditor's          Mgmt          For                            For
       report of the financial      statements for
       the YE 31 DEC 2009

2      Approve to confirm the payment of the interim             Mgmt          For                            For
       dividend of Shs. Per share  60%  and to approve
       the payment of a final dividend of Shs. 4.00
       per share 160%   on the ordinary share capital
       in respect of the YE 31 DEC 2009

3      Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditor,               PricewaterhouseCoopers

4      Re-election of Mr. W D Kiboro and Mr. S Gitagama          Mgmt          For                            For
       as the Directors, retire by  rotation in accordance
       with Article 110 of the Company's Articles
       of          Association

S.5    Approve to consider and if thought fit, "that             Mgmt          For                            For
       Dr. M J Aliker, a Director who  retires in
       accordance with Article 101 of the Company's
       Articles of           Association and who is
       over the age 70 years, shall not withstanding
       that     fact, be re-elected as a Director
       of the Company for a further period of 1
       year"

S.6    Approve to consider and if thought fit, "that             Mgmt          For                            For
       subject to the capital markets  authority and
       the Nairobi Stock Exchange, the sum of shares
       35,652,630 being  part of the amount now standing
       to the credit of the revenue reserves of the
       Company, be capitalized and that the same
       be applied in making payment in     full at
       par for 14,261,052 ordinary shares of shares
       2.50 each in the capital of the Company, such
       shares to be distributed as fully paid among
       the persons who are registered as holders of
       the ordinary shares in the capital of the
       Company at the close of business on 07 MAY
       2010 at the rate of one new fully  paid ordinary
       share for every ten ordinary shares held by
       such holders        respectively and further
       that such shares shall not qualify for the
       payment   of the final dividend for the year
       2009 declared by this meeting

S.7    Approve to consider and if thought fit, "that             Mgmt          For                            For
       subject to shareholders and of  the capital
       markets authority and the Nairobi Stock Exchange,
       the sum of      shares 617,500 being part of
       the amount standing to the credit of the revenue
       reserves of the Company, be capitalized and
       the same be applied in making     payment in
       full at par for 247,000 shares of shares 2.50
       each in the capital  of the Company, such shares
       to be distributed as fully paid to the 1,235
       permanent employees in Kenya, Uganda and
       Tanzania as at 31 DEC 2009 at the    rate of
       200 shares each, such shares shall not qualify
       for the dividend or    the bonus shares issue
       declared in this meeting

S.8    Authorize the Directors to register and cross             Mgmt          For                            For
       list the Company's shares on    the Uganda
       Securities Exchange; the Dar es Salaam Stock
       Exchange and the      Rwanda Over the Counter
       market and are authorized to do and effect
       all acts   and things required to give effect
       to this resolution

S.9    Amend the Article 93 of the Company's Articles            Mgmt          For                            For
       of Association be amended and  replaced by
       the following wording, unless and until otherwise
       determined by   the Company in General Meeting,
       the number of Directors shall not be less
       than two and not more than 15 excluding
       alternate Driectors

S.10   Approve to delete the wording of the existing             Mgmt          For                            For
       Article 155 and to replace with the following
       new wording; a notice may be given by the Company
       to any member either personally or by sending
       it by post, fascimile or electronic mail to
       the member's registered postal address, to
       the member's fascimile or to the   member's
       designated electronic mail address, a notice
       sent by post shall be   deemed to be effective
       by properly addressing, received within seven
       days of  posting, a notice sent by fascimile
       or electronic mail shall be deemed if     sent
       to the member's designated fascimile number
       or electronic mail address   to have been received
       on the date of dispatch of the notice as confirmed
       by   the recipient's fascimile number or confirmation
       of the dispatch to the       members designated
       electronic mail address




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL ALUMINIUM CO LTD                                                                   Agenda Number:  702086251
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6211M114
    Meeting Type:  AGM
    Meeting Date:  19-Sep-2009
          Ticker:
            ISIN:  INE139A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the Directors' report,         Mgmt          For                            For
       audited balance sheet as on 31 MAR 2009 and
       the profit & loss account for the same period
       together with the reports of the Auditors thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Shri. B.L. Bagra as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Dr. A. Sahay as a Director, who retires        Mgmt          For                            For
       by rotation

5.     Re-appoint Shri. S.S. Sohoni as a Director,               Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Shri. K.S.Raju as a Director, who              Mgmt          For                            For
       retires by rotation

7.     Re-appoint Shri. Joy Varghese as a Director,              Mgmt          For                            For
       who retires by rotation

8.     Appoint Shri. A.K.Sharma as a Director of the             Mgmt          For                            For
       Company, whose period of office is liable to
       be determined for retirement by rotation in
       terms of Order No.2(1)/2007-Met.I dated.11
       FEB 2009 of Government of India or any amendments
       thereto




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL BANK OF ABU DHABI, ABU DHABI                                                       Agenda Number:  702265972
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7080Z114
    Meeting Type:  AGM
    Meeting Date:  15-Mar-2010
          Ticker:
            ISIN:  AE000A0J2WU6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Board of Directors' report for the            Mgmt          For                            For
       FY 2009

2      Approve the Auditors' report for the FY 2009              Mgmt          For                            For

3      Approve the balance sheet and profit and loss             Mgmt          For                            For
       account for the FY 2009

4      Approve the proposal from the Board of Directors          Mgmt          For                            For
       for 10% bonus and 10% cash   dividend

5      Approve to absolve the Members of the Board               Mgmt          For                            For
       of Directors and the External     Auditors
       of their liability in respect to their work
       for the period ending 31 DEC 2009

6      Election of 2 Independent Directors for the               Mgmt          For                            For
       Board

7      Appointment of the Auditors for the FY 2010               Mgmt          For                            For
       and approve to fix their




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL BANK OF OMAN, MUSCAT                                                               Agenda Number:  702287308
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7137C100
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2010
          Ticker:
            ISIN:  OM0000001483
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Board of Directors report for the             Mgmt          For                            For
       FYE 31 DEC 2009

2      Approve the corporate governance report for               Mgmt          For                            For
       the FYE 31 DEC 2009

3      Approve the Auditors report, the balance sheet            Mgmt          For                            For
       and profit and loss account of the bank for
       the FYE 31 DEC 2009

4      Approve the distribution of cash dividends to             Mgmt          For                            For
       the shareholders at a rate of   12% of the
       paid up capital 12 Biasa per 1 share

5      Approve the sitting fees being availed by the             Mgmt          For                            For
       Board Members and Members of    the Boards
       Sub Committees for the last year and to fix
       the sitting fees for   the next FY attachment
       L B and C

6      Approve the payment of remuneration of OMR 134,099.450    Mgmt          For                            For
       to the Members of the  Board of Directors for
       the YE 31 DEC 2009 attachment 1 A

7      Approve the notification to the shareholder               Mgmt          For                            For
       regarding the related parties     transactions
       during the FYE 31 DEC 2009 attachment 2

8      Approve the transaction which the Company will            Mgmt          For                            For
       carry out with the related     parties during
       the FYE by 31 DEC 2010 and requires a prior
       approval of the    shareholders attachment
       3

9      Election of Directors from the shareholders               Mgmt          For                            For
       and or non shareholders, any

10     Authorize the Board of Directors for donating             Mgmt          For                            For
       up to OMR 200,000 in respect of donation and
       corporate social responsibility during the
       FY 31 DEC 2010

11     Appoint the Auditors for the FYE 31 DEC 2010              Mgmt          For                            For
       and approve their remuneration




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL CENTRAL COOLING COMPANY LTD                                                        Agenda Number:  702356052
--------------------------------------------------------------------------------------------------------------------------
        Security:  M72005107
    Meeting Type:  EGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  AE0005802600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve, to decide whether to continue the Company        Mgmt          For                            For
       pursuant to Article 285 of the UAE Commercial
       Companies Law No.8 for the year of 1984 in
       light of the    financial results of the Company
       for the FYE 31DEC 2009

2      Amend the Articles (44) and (58) of the Articles          Mgmt          For                            For
       of Association of the        Company, with
       immediate effect by adopting the following:
       Article (44) to     read: any Board Member
       attending the General Assembly may not vote
       in his     personal capacity when the voting
       relates to matters constituting a personal
       benefit to him or relating to a dispute between
       him and the Company, such     amendment to
       take effect immediately; and include a new
       paragraph 2           immediately following
       paragraph 1 of Article (58) as follows: the
       Board of    Directors may, in its absolute
       discretion, set aside: (a) a percentage not
       to exceed 20% to an additional reserve account
       of the Company, CONTD

-      CONTD such additional reserve account to be               Non-Voting    No vote
       used as the Board of Directors    may consider
       appropriate, for the purposes of the Company;
       (b) a percentage   not to exceed 40% to a Debt
       Reserve Account of the Company, such Debt Reserve
       Account to be used as the Board of Directors
       may consider appropriate, in     connection
       with the settlement of any debts of the Company
       or its             subsidiaries  including
       in connection with any debt or convertible
       debt       instrument of the Company ; the
       maximum percentage which may be allocated to
       the Debt Reserve Account may be increased
       or decreased by a decision of the   ordinary
       general assembly pursuant to a proposal by
       the Board of Directors

3      Authorize the Board of Directors of the Company           Mgmt          For                            For
       to effectuate a cancellation  of up to 970
       million shares of AED 1 each in the Company
       the Capital         Reduction  on a pro-rata
       basis pursuant to Article 210(3) of the UAE
       Commercial Companies Law No. 8 for
       the year of 1984 in light of the Auditors'
       report prepared on the Capital Reduction; and
       the report of the Board of      Directors of
       the Company prepared on the Capital Reduction,
       and authorize the Board of Directors of the
       Company  in its absolute discretion  to determine
       the final terms, timing and implementation
       of the Capital Reduction,          including
       whether to effectuate the Capital Reduction
       in whole or in part

4      Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to effectuate the issue, or   guarantee, by
       the Company of up to AED 4.2 billion of bonds
       or sukuk of       whatsoever nature  including
       mandatory and/or optional convertible debt
       and/or other instruments   the Capital
       Raising Instruments  pursuant to       Articles
       177 to 186 of the UAE Commercial Companies
       Law No. 8 for the year of 1984 on such terms
       which the Board of Directors of the Company,
       in its sole   discretion, deems appropriate,
       and authorize the Board of Directors of the
       Company CONTD

-      CONTD  in its absolute discretion  to determine           Non-Voting    No vote
       the final terms and           conditions  including
       size, conversion price and interest  of the
       Capital     Raising Instruments, the date or
       dates of issuance of the Capital Raising
       Instruments, the person or persons to whom
       the Capital Raising Instruments    may be issued
       and whether or not to issue the Capital Raising
       Instruments

5      Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to enter into such            discussions and/or
       negotiations with creditors of the Company
       including      banks  and the holders of the
       Tabreed 06 Financing Corporation USD 200
       million Trust Certificates due 2011  06
       Sukuk  and/or the Tabreed 08          Financing
       Corporation AED 1.7 billion Trust Certificates
       due 2011  08 Sukuk   and, together with the
       06 Sukuk, the Existing Sukuks  as the Board
       of         Directors of the Company deems appropriate
       in its sole discretion, and agree, amend and/or
       enter into new terms and conditions, arrangements
       and/or         agreements with the Company's
       creditors and in respect of the Existing Sukuks
       CONTD

-      CONTD as the Board of Directors of the Company            Non-Voting    No vote
       deems appropriate in its sole  discretion including,
       without limitation, amending the economic terms
       of the  08 Sukuk, including the conversion
       price and any resultant increase in share
       capital of the Company  provided that any amendments
       would comply with        applicable law  and,
       in respect of the 06 Sukuk, the issue of one
       or more     debt and/or other instruments of
       up to the current outstanding face amount of
       the 06 Sukuk including by way of whole or partial
       exchange offer and          amendment to the
       terms, including disposal of assets which form
       part of the   06 Sukuk structure and any change
       to the economic terms

6      Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to increase the Company's     share capital
       after (i) every conversion  or part conversion
       of the Capital  Raising Instruments; or (ii)
       every conversion  or part conversion  of the
       Existing Sukuks following any amendment
       described in paragraph 5 above for a  period
       of 5 years from the date of this extraordinary
       general assembly

7      Authorize the Board of Directors of the Company           Mgmt          For                            For
       and each person so           authorized by
       the Board of Directors of the Company  to adopt
       all resolutions including resolutions to amend
       the Memorandum and Articles of Association
       of  the Company, increase and reduce the share
       capital of the Company, and to do  all acts
       and things which they may, in their absolute
       discretion, deem        necessary or desirable
       to effect the resolutions passed at or pursuant
       to     this extraordinary general assembly

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL CENTRAL COOLING COMPANY LTD                                                        Agenda Number:  702426809
--------------------------------------------------------------------------------------------------------------------------
        Security:  M72005107
    Meeting Type:  EGM
    Meeting Date:  30-May-2010
          Ticker:
            ISIN:  AE0005802600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to decide whether to continue the Company         Mgmt          For                            For
       pursuant to Article 285 of the UAE Commercial
       Companies Law no 8 for the year of 1984 in
       light of the financial results of the Company
       for the FYE 31 DEC 2010

2.     Amend the Articles 44 and 56 of the Articles              Mgmt          For                            For
       of Association of the Company with immediate
       effect

3.     Authorize the Board of Directors of the Company,          Mgmt          Against                        Against
       subject to Resolutions 4, 5, 6 described in
       this invitation having been passed to effectuate
       a cancellation of upto 970 million shares of
       AED 1 each in the Company on a pro rata basis
       pursuant to Article 210 of UAE Companies Law
       no 8

4.     Authorize the Board of Directors of the Company,          Mgmt          Against                        Against
       subject to Resolutions 3, 5, and 6 described
       in this invitation having been passed to effectuate
       the issue or guarantee by the Company of up
       to AED 4.2 billion of bonds or sukuk of whatsoever
       nature pursuant to Article 177 to 186 of UAE
       Commercial Companies Law

5.     Authorize the Board of Directors of the Company,          Mgmt          Against                        Against
       subject to Resolutions 3, 5, and 6 described
       in this invitation having been passed to enter
       into such discussions with creditors of the
       Company and the holders of Tabreed 06 Financing
       Corporation US 200 million trust certificates
       due 2011

6.     Authorize the Board of Directors of the Company,          Mgmt          Against                        Against
       to increase the Company's share capital

7.     Amend the Articles of Association of the Company          Mgmt          Against                        Against
       by increase and reduce the share capital of
       the Company




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL SOCIETE GENERALE BANK, CAIRO                                                       Agenda Number:  702270517
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7245L109
    Meeting Type:  EGM
    Meeting Date:  25-Mar-2010
          Ticker:
            ISIN:  EGS60081C014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the use of amount EGP 333,235,090 from            Mgmt          No Action
       the general reserve to raise the bank paid
       capital to reach EGP 3,665,585,980

2.     Amend the Articles 6, 7, 20 and 22 from the               Mgmt          No Action
       Bank Basic Decree




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL SOCIETE GENERALE BANK, CAIRO                                                       Agenda Number:  702273866
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7245L109
    Meeting Type:  OGM
    Meeting Date:  25-Mar-2010
          Ticker:
            ISIN:  EGS60081C014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 659975 DUE TO ADDITIONAL RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the Board of Directors report for the             Mgmt          No Action
       Company's activity for the FYE 31 DEC 2009

2.     Receive the financial Auditor report for the              Mgmt          No Action
       same period of time

3.     Approve the Company financial statements for              Mgmt          No Action
       the same period

4.     Approve the suggested profit distribution by              Mgmt          No Action
       the Board of Directors

5.     Approve to release the Board of Directors responsibilitiesMgmt          No Action
       for the ended year 2009

6.     Approve to determine the bonuses and allowances           Mgmt          No Action
       for the Board of Directors Members for year
       2010

7.     Approve hiring the financial Auditor for the              Mgmt          No Action
       year 2010 and determining his fees

8.     Approve the posting of selling tangible assets            Mgmt          No Action
       profit into the capital reserve

9.     Authorize the Board of Directors to make donations        Mgmt          No Action
       more than EGP 1000 for the year 2010 and approving
       2009 donations

10.    Approve the Board of Directors changes since              Mgmt          No Action
       the last general meeting

11.    Elections of the new Board for the next period            Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 NATURA COSMETICOS SA, SAO PAULO                                                             Agenda Number:  702051501
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7088C106
    Meeting Type:  EGM
    Meeting Date:  05-Aug-2009
          Ticker:
            ISIN:  BRNATUACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       VOTES IN FAVOR 'AND' AGAINST IN THE SAME AGENDA           Non-Voting    No vote
       ITEM ARE NOT ALLOWED. ONLY VOTES IN FAVOR AND/
       OR ABSTAIN OR AGAINST AND/ OR ABSTA IN ARE
       ALLOWED

I.     Ratify the amendment to the wording of Article            Mgmt          For                            For
       5 and the main part of Article 6 of the Corporate
       Bylaws of the Company relative, respectively,
       to the amount of the share capital and the
       quantity of the subscribed for and paid in
       shares of the Company and to the limit of the
       authorized capital, resulting from the exercise
       of purchase or subscription options for common
       shares issued by the Company made from 01 JAN
       2009, to 30 JUN 2009, by the Managers and Employees
       of the Company, as well as by the Managers
       and employees of the direct and indirect subsidiary
       Companies of the Company, who are participants
       in the addenda to the Company's common stock
       purchase or subscription option plans relative
       to the 2003, 2004, 2005 and 2006 calendar years

II.    Amend the wording of Article 24 of the Corporate          Mgmt          For                            For
       Bylaws, in such a way as to define the authority
       and responsibility of the Company's Officers

III.   Adapt the wording of Paragraph 1 of Article               Mgmt          For                            For
       27 of the Corporate Bylaws to that which is
       provided for in Article 176 of Law Number 6404.76,
       due to the changes introduced by Law Number
       11638.07

IV.    Amend the wording of the main part of Article             Mgmt          For                            For
       33 of the Corporate Bylaws of the Company and
       of its Paragraphs 2, 6, 8 and 9, as well as
       the inclusion of a new Paragraph 4 in said
       Article, with the consequent renumbering of
       the subsequent paragraphs

V.     Approve to consolidate the Corporate Bylaws               Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 NATURA COSMETICOS SA, SAO PAULO                                                             Agenda Number:  702267558
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7088C106
    Meeting Type:  AGM
    Meeting Date:  06-Apr-2010
          Ticker:
            ISIN:  BRNATUACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to examine, discuss and vote upon the             Mgmt          For                            For
       Board of Directors annual       report, the
       financial statements and Independent Auditors
       report relating to  FY ending 31 DEC 2009

2      Approve the proposal for the capital budget               Mgmt          For                            For
       for the year 2010, the allocation of the net
       profit from the FY ending on 31 DEC 2009, and
       ratify the early     distributions of dividends
       and interim interest on net equity

3      Elect the Members of the Companys Board of Directors      Mgmt          For                            For

4      Approve to set the aggregate remuneration of              Mgmt          For                            For
       the Administrators of the        Company to
       be paid to the time of the holding of the AGM
       at which the         shareholders of the Company
       vote concerning the financial statements for
       the  FY that will end on 31 DEC 2010




--------------------------------------------------------------------------------------------------------------------------
 NATURA COSMETICOS SA, SAO PAULO                                                             Agenda Number:  702270074
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7088C106
    Meeting Type:  EGM
    Meeting Date:  06-Apr-2010
          Ticker:
            ISIN:  BRNATUACNOR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

A.     Ratify the amendment of the wording of Article            Mgmt          For                            For
       5 and the main part of Article 6 of the corporate
       bylaws of the Company relating, respectively,
       to the amount of share capital and the quantity
       of subscribed and paid in shares of the Company
       and to the authorized capital limit, arising
       from the exercise o f stock options for shares
       issued by the Company done from 01 JUL 2009,
       to 24 FEB 2010, by the administrators and employees
       of the Company, as well as the administrators
       and employees of the direct and indirect subsidiaries,
       by the Company, participants in the Stock Option
       Plan for common shares of the Company

B.     Approve to include in the first paragraph of              Mgmt          For                            For
       Article 15 of the corporate bylaws of the Company
       to include, in the case of a tie vote in any
       matter before a meeting of the Boa rd of Directors,
       a casting vote to the co-Chairperson member
       of the Board of Directors who is chairing the
       meeting to settle the decision, with the consequent
       renumbering of t he sole paragraph of Article
       15 to paragraph two

C.     Approve to amend the wording of line XXIV of              Mgmt          For                            For
       Article 20 of t he corporate bylaws of the
       Company to strengthen the authority of the
       Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 NCSOFT CORP, SEOUL                                                                          Agenda Number:  702235070
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6258Y104
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7036570000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF ABSTAIN          Non-Voting    No vote
       IS DETERMINED TO BE          ACCEPTABLE OR
       NOT IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT ABSTAIN
       AS A VALID VOTE OPTION.

1.     Approve the financial statement expected dividend:        Mgmt          For                            For
       KRW 500 per 1 shs

2.     Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

3.1    Elect Messrs. Hee Sang Lee, Jae Ho Lee as the             Mgmt          For                            For
       inside Directors

3.2    Elect Messrs. Byung Mu Park, Myung Oh, Yoon               Mgmt          For                            For
       Suk Seo as the Outside Directors

3.3    Elect Messrs. Byung Mu Park, Myung Oh, Yoon               Mgmt          For                            For
       suk seo as the Auditor Committee

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEDBANK GROUP LTD                                                                           Agenda Number:  702372385
--------------------------------------------------------------------------------------------------------------------------
        Security:  S5518R104
    Meeting Type:  AGM
    Meeting Date:  04-May-2010
          Ticker:
            ISIN:  ZAE000004875
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the annual financial statements of the            Mgmt          For                            For
       Company for the FYE 31 DEC 2009

2      Approve the note the interim dividend declare             Mgmt          For                            For
       by the Board of Directors on 04 AUG 2009 of
       1,93210 shares for every 100 Nedbank Group
       shares held to those members who elected [or
       were deemed to have elected] the capitalization
       award and 2.10 cents per ordinary share to
       those members who did not elect to receive
       capitalization shares, and the final dividend
       of a number of Nedbank Group shares, to be
       determined in terms of the capitalization award
       ratio, for every 100 Nedbank Group shares held
       to those members who elected [or were deemed
       to have elected] the capitalization award and
       2.30 cents per ordinary share to those members
       who did not elect to receive capitalization
       shares, as declared by the Board of Directors
       on 24 FEB 2010

3.1    Re-elect Mr. CJW Ball as a Director, who retires          Mgmt          For                            For
       by rotation in terms of the Company's Articles
       of Association

3.2    Re-elect Ms TCP Chikane as a Director, who retires        Mgmt          For                            For
       by rotation in terms of the Company's Articles
       of Association

4.1    Election of Mr. GW Dempster as a Board of Director        Mgmt          For                            For
       during the year, who retire in terms of the
       Company's Articles of Association

4.2    Election of Mr. DI Hope as a Board of Director            Mgmt          For                            For
       during the year, who retire in terms of the
       Company's Articles of Association

4.3    Election of Ms. We Lucas-Bull as a Board of               Mgmt          For                            For
       Director during the year, who retire in terms
       of the Company's Articles of Association

4.4    Election of Mr. PJ Moleketi as a Board of Director        Mgmt          For                            For
       during the year, who retire in terms of the
       Company's Articles of Association

4.5    Election of Ms. RK Morathi as a Board of Director         Mgmt          For                            For
       during the year, who retire in terms of the
       Company's Articles of Association

4.6    Election of Mr. JVF Roberts as a Board of Director        Mgmt          For                            For
       during the year, who retire in terms of the
       Company's Articles of Association

4.7    Election of Mr. MI Wyman as a Board of Director           Mgmt          For                            For
       during the year, who retire in terms of the
       Company's Articles of Association

5      Re-appoint Deloittee & Touche [with the designated        Mgmt          For                            For
       Auditor currently being MR D Shipp] and KPMG
       Incorporation [with the designated Auditor
       currently being MS TA Middlemiss], as joint
       Auditors, to hold office from the conclusion
       of the 43rd AGM until the conclusion of the
       next AGM of Nedbank Group

6      Authorize the Nedbank Group Audit Committee               Mgmt          For                            For
       to determine the remuneration of the Company's
       Auditors and the Auditors terms of engagement

7.O.1  Authorize the Director to place, but unissued,            Mgmt          For                            For
       ordinary shares in the capital of the Nedbank
       Group under the control of the Directors to
       allot and issue these shares on such terms
       and conditions and at such times as they deem
       fit, subject to the provisions of the Companies
       Act, 61 of 1973, as amended the banks Act,
       94 of 1990, as amended, and the JSE limited
       listing requirements; the issuing of shares
       granted under this authority will be limited
       to Nedbank Group's existing contractual obligations
       to issue shares, including for the purposes
       of Nedbank Group's BEE transaction approved
       in 2005 and the NedNambia BEE transaction approved
       in 2006, any scrip dividend and/or capitalization
       share award, and shares required to be issued
       for the purpose of carrying out the terms of
       the Nedbank Group share incentive schemes

8.O.2  Amend the existing rules of the Nedbank Group             Mgmt          For                            For
       [2005] share option, matched share and restricted
       share scheme be rescinded and replaced with
       the revised rules of the Nedbank Group [2005]
       share option, matched share and restricted
       share scheme, a copy of which rules has been
       signed by the Chairman for the purposes of
       identification and is tabled at the meeting

9.O.3  Amend the existing rules of the NedNamibia Holdings       Mgmt          For                            For
       long term incentive scheme be rescinded and
       replaced with the revised rules of the NedNamibia
       Holdings long term incentive scheme, a copy
       of which rules has been signed by the Chairman
       for purposes of identification and is tabled
       at the meeting

10.O4  Appoint the members of the Nedbank Group Audit            Mgmt          For                            For
       Committee in accordance with the recommendation
       of King III; the membership as proposed by
       the Board of Directors is Mr. CJW Ball [Chairman],
       Ms. TCP Chikane, Mr. PJ Moleketi, Ms. Mnxasana
       and Mr. MI Wyman, all of whom are independent
       non-executive Directors

11.O5  Approve a non-binding advisory vote, the Company's        Mgmt          For                            For
       remuneration policy and its implementation,
       as set out in the remuneration report contained
       in the annual financial statements

12.O6  Approve the remuneration paid to executive Directors      Mgmt          For                            For
       in accordance with the Company's remuneration
       policy, as set out in the remuneration report
       contained in the annual financial statements

13.O7  Approve the Non-Executive Directors' fees as              Mgmt          For                            For
       specified

14.S1  Authorize the Company, in terms of a general              Mgmt          For                            For
       authority contemplated in Sections 85(2), 85(3)
       and 89 of the Companies Act, 61 of 1973, as
       amended (the Act), to acquire the Company's
       issued shares from time to time on such terms
       and conditions and in such amounts as the Directors
       of the Company may from time to time decide,
       but always subject to the approval, to the
       extent required, of the Registrar of Banks,
       the provisions of the Act, the Banks Act, 94
       of 1990, as amended, and the JSE Limited (the
       JSE) Listings Requirements, subject to the
       following limitations, this general authority
       shall be valid only until the Company's next
       AGM, provided that it shall not extend beyond
       15 months from the date of the passing of this
       special resolution and the acquisitions of
       ordinary shares in the aggregate in any 1 FY
       shall not exceed 10 % of the Company's issued
       ordinary share capital of that class in any
       1 FY




--------------------------------------------------------------------------------------------------------------------------
 NESS TECHNOLOGIES INC                                                                       Agenda Number:  933262848
--------------------------------------------------------------------------------------------------------------------------
        Security:  64104X108
    Meeting Type:  Annual
    Meeting Date:  07-Jun-2010
          Ticker:  NSTC
            ISIN:  US64104X1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       AHARON FOGEL                                              Mgmt          For                            For
       SACHI GERLITZ                                             Mgmt          For                            For
       MORRIS WOLFSON                                            Mgmt          For                            For
       DR. SATYAM C. CHERUKURI                                   Mgmt          For                            For
       DAN S. SUESSKIND                                          Mgmt          For                            For
       P. HOWARD EDELSTEIN                                       Mgmt          For                            For
       GABRIEL EICHLER                                           Mgmt          For                            For
       AJIT BHUSHAN                                              Mgmt          For                            For

02     TO APPROVE AN AMENDMENT TO THE AMENDED AND RESTATED       Mgmt          Against                        Against
       2007 STOCK INCENTIVE PLAN.

03     TO RATIFY THE APPOINTMENT OF KOST FORER GABBAY            Mgmt          For                            For
       & KASIERER, A MEMBER OF ERNST & YOUNG GLOBAL,
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 NESTLE INDIA LTD                                                                            Agenda Number:  702323077
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6268T111
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  INE239A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       DEC 2009 and the profit and loss account for
       the YE on that date together with the reports
       of the Directors'   and Auditors' thereon

2      Declare the final dividend and confirm the two            Mgmt          For                            For
       interim dividends of INR 9.00  and INR .27.00
       per equity share, already paid for the YE 31
       DEC 2009

3      Re-appoint Mr. Ravinder Narain as a Director,             Mgmt          For                            For
       who retires by rotation

4      Appointment of M/s A.F. Ferguson & Company,               Mgmt          For                            For
       Chartered Accountants, New Delhi

5      PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve, pursuant to the     provisional of
       section 198, 269, 309 and other applicable
       provisions if any,  of the Companies Act 1956
       including any statutory modification(s) or
       re-enactment thereof, for the time
       being in force  read with Schedule XIII to
       the Companies Act, 1956, as amended, the Company
       hereby accords its approval  to the appointment
       of Mr. Antonio Helio Waszyk as the Managing
       Director of    the Company for a period of
       5 years effective 22 OCT 2009 on the terms
       and    conditions of appointment and remuneration
       as contained in the draft          agreement,
       CONTD..

-      .. CONTD a copy where initialed be a Director             Non-Voting    No vote
       for the purpose of              identification
       is placed before the meeting; and authorize
       the Board of       Directors to alter and vary
       such terms of appointment and remuneration
       so as  to not exceed the limits specified in
       schedule XIII to the Companies Act,     1956
       or any statutory modifications thereof as may
       be agreed to by the Board  of Directors and
       Mr. Antonio Helio Waszyk

S.6    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       amend, pursuant to the       provisions of
       Section 31 of the Companies Act, 1956, the
       Article 127 of the   Articles of Association
       as specified




--------------------------------------------------------------------------------------------------------------------------
 NET HOLDING AS, ISTANBUL                                                                    Agenda Number:  702422736
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7341L102
    Meeting Type:  OGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  TRANTHOL91Q6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and election of the Presidential Board            Mgmt          No Action

2      Authorize the Chairmanship to sign the Minutes            Mgmt          No Action
       of the meeting

3      Approve to concern the activities and accounts            Mgmt          No Action
       of 2009, the reading and       deliberation
       of the Board of Directors, Auditors and Independent
       Auditors     report

4      Approve the balance sheet and income statements,          Mgmt          No Action
       the acceptance or rejection  of the recommendation
       by the Board of Directors concerning the profit
       distribution

5      Approve the Independent Auditors report                   Mgmt          No Action

6      Approve to absolve the Board of Directors and             Mgmt          No Action
       the Auditors

7      Election of the Board of Directors and determine          Mgmt          No Action
       their duty period

8      Election of the Auditors, determine their number          Mgmt          No Action
       and duty period

9      Approve to determine the salaries and welfare             Mgmt          No Action
       grants of the Board of          Directors and
       the Auditors

10     Approve the independent auditing firm                     Mgmt          No Action

11     Authorize the Board Members according to the              Mgmt          No Action
       Articles 334 and 335 of the      Turkish Commercial
       Code

12     Approve the information about the assurances              Mgmt          No Action
       given to the third parties

13     Wishes and closure                                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 NET SERVICOS DE COMUNICACAO  S A                                                            Agenda Number:  702370292
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7161A100
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRNETCACNPR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 3 AND 4 ONLY.    THANK YOU.

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      To take knowledge of the Directors accounts               Non-Voting    No vote
       and the Company's consolidated    financial
       statements for the FYE 31 DEC 2009

2      To Destination of the YE results of 2009 and              Non-Voting    No vote
       the distribution of dividends

3      Election of the Members of the Board of Directors         Mgmt          For                            For
       and set their remuneration

4      Election of the Members of the finance committee          Mgmt          For                            For
       and set their remuneration




--------------------------------------------------------------------------------------------------------------------------
 NETCARE LTD                                                                                 Agenda Number:  702072923
--------------------------------------------------------------------------------------------------------------------------
        Security:  S5510Z104
    Meeting Type:  OGM
    Meeting Date:  07-Sep-2009
          Ticker:
            ISIN:  ZAE000011953
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Articles of Association                         Mgmt          For                            For

S.2    Grant specific authority to repurchase shares             Mgmt          For                            For

O.1    Approve the placement of 10% of authorized but            Mgmt          For                            For
       unissued shares under the Directors' control

O.2    Grant authority to make and implement the Odd             Mgmt          Against                        Against
       Lot Offer

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NETCARE LTD                                                                                 Agenda Number:  702184552
--------------------------------------------------------------------------------------------------------------------------
        Security:  S5510Z104
    Meeting Type:  AGM
    Meeting Date:  29-Jan-2010
          Ticker:
            ISIN:  ZAE000011953
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual financial statements                   Mgmt          For                            For

2      Approve the Executive Directors remuneration              Mgmt          For                            For

3      Approve the Non-Executive Directors fees                  Mgmt          For                            For

4      Approve the consulting services for the Non-Executive     Mgmt          For                            For
       Directors

5.1    Re-appoint V.E. Firman as a Director                      Mgmt          For                            For

5.2    Re-appoint A.P.H. Jammine as a Director                   Mgmt          For                            For

5.3    Re-appoint V.L.J. Litlhakanyane as a Director             Mgmt          For                            For

5.4    Re-appoint K.D. Moroka as a Director                      Mgmt          For                            For

5.5    Re-appoint A.A. Ngcaba as a Director                      Mgmt          For                            For

6      Grant authority to place shares under the control         Mgmt          For                            For
       of the Directors

7      Grant authority to issue shares for cash                  Mgmt          For                            For

8      Approve the reduction in capital                          Mgmt          For                            For

9      Amend the Share Incentive Scheme                          Mgmt          For                            For

S.1    Grant authority to repurchase shares                      Mgmt          For                            For

10     Approve the signature of documents                        Mgmt          For                            For

       Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NETEASE.COM, INC.                                                                           Agenda Number:  933127424
--------------------------------------------------------------------------------------------------------------------------
        Security:  64110W102
    Meeting Type:  Annual
    Meeting Date:  04-Sep-2009
          Ticker:  NTES
            ISIN:  US64110W1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     RE-ELECTION OF DIRECTOR: WILLIAM DING                     Mgmt          For                            For

1B     RE-ELECTION OF DIRECTOR: ALICE CHENG                      Mgmt          For                            For

1C     RE-ELECTION OF DIRECTOR: DENNY LEE                        Mgmt          For                            For

1D     RE-ELECTION OF DIRECTOR: JOSEPH TONG                      Mgmt          For                            For

1E     RE-ELECTION OF DIRECTOR: LUN FENG                         Mgmt          For                            For

1F     RE-ELECTION OF DIRECTOR: MICHAEL LEUNG                    Mgmt          For                            For

1G     RE-ELECTION OF DIRECTOR: MICHAEL TONG                     Mgmt          For                            For

02     APPOINT PRICEWATERHOUSECOOPERS ZHONG TIAN CPAS            Mgmt          For                            For
       LIMITED COMPANY AS INDEPENDENT AUDITORS OF
       NETEASE.COM, INC. FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 NETIA S.A., WARSZAWA                                                                        Agenda Number:  702087948
--------------------------------------------------------------------------------------------------------------------------
        Security:  X58396106
    Meeting Type:  EGM
    Meeting Date:  06-Oct-2009
          Ticker:
            ISIN:  PLNETIA00014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Appoint the Meeting's Chairman                            Mgmt          For                            For

3.     Approve the statement of the meeting's legal              Mgmt          For                            For
       validity

4.     Approve the key elements of Plan of mergering             Mgmt          For                            For
       Netia UMTS SP ZOO and Netia Spolka Akcyjna
       UMTS S.K.A. with Netia SA

5.     Approve the merger of Netia UMTS SP ZOO and               Mgmt          For                            For
       Netia Spolka Akcyjna UMTS S.K.A. with Netia
       SA

6.     Amend the Company's Statute                               Mgmt          For                            For

7.     Closing of the meeting                                    Mgmt          For                            For

       PLEASE NOTE THAT ONLY SHAREHOLDERS WHO HOLD               Non-Voting    No vote
       SETTLED SHARES AT 21 SEP 2009 WILL BE ENTITLED
       TO REGISTER AND VOTE AT THE MEETING OF SHAREHOLDERS.
       THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NETIA S.A., WARSZAWA                                                                        Agenda Number:  702404043
--------------------------------------------------------------------------------------------------------------------------
        Security:  X58396106
    Meeting Type:  AGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  PLNETIA00014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of general meeting                                Mgmt          For                            For

2      Election of the Chairman of the AGM                       Mgmt          For                            For

3      Approve to establish the general meeting of               Mgmt          For                            For
       shareholders has been duly        convened
       and has the capacity to adopt resolutions

4      Receive the Management Board report on the Netia          Mgmt          For                            For
       group activities and the     consolidated financial
       statement of Netia Management Board report
       on          Company's activity and the Netia
       financial statement for 2009 year

5      Approve the Management Board report on the Netia          Mgmt          For                            For
       group activities and the     consolidated financial
       statement of Netia management Board report
       on          Company's activity and the Netia
       financial

6      Grant discharge to the members of the Supervisory         Mgmt          For                            For
       Board, Management Board

7      Approve the profit distribution                           Mgmt          For                            For

8      Approve to take resolution on issue of subscription       Mgmt          Against                        Against
       warrants excluding        pre-emptive rights
       and conditionally increase of shareholders
       capital

9      Approve to take resolution on issue of subscription       Mgmt          Against                        Against
       warrants excluding pre    emptive rights and
       conditionally increase of shareholders capital
       and         acceptance of bonus program for
       members of Supervisory Board

10     Approve the changes in Company Statue                     Mgmt          For                            For

11     Closing of meeting                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD RESOURCES, AMSTERDAM                                                              Agenda Number:  702339587
--------------------------------------------------------------------------------------------------------------------------
        Security:  N6341Z102
    Meeting Type:  OGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  NL0006282204
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No Action
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH   THIS MEETING. THANK YOU.

       PLEASE NOTE THIS IS AN AMENDMENT TO MID 682809            Non-Voting    No Action
       DUE TO CHANGE IN VOTING STATUS

1      Opening formalities                                       Non-Voting    No Action

2.a    Approve the discussion of the annual report,              Non-Voting    No Action
       including corporate governance annual accounts

2.b    Approve the final financial report                        Mgmt          No Action

2.c    Approve the discussion on policy of creation              Non-Voting    No Action
       and dividing of Own Capital and Dividend Policy

3      Grant discharge to the Directors for their management     Mgmt          No Action
       during the past FY

4      Re-appoint the Directors                                  Mgmt          No Action

5      Amend the Articles of Association                         Mgmt          No Action

6      Adopt the remuneration policy                             Mgmt          No Action

7      Authorize the Board of Directors to repurchase            Mgmt          No Action
       shares and/or beneficial rights to shares

8      Approve the Board of Directors to issue rights            Mgmt          No Action
       to acquire shares

9      Approve the Board of Directors to exclude or              Mgmt          No Action
       limit pre-emptive rights

10     Re-appoint the external Auditor                           Mgmt          No Action

11     Closing                                                   Non-Voting    No Action




--------------------------------------------------------------------------------------------------------------------------
 NEYVELI LIGNITE CORPORATION LTD                                                             Agenda Number:  702062427
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6345K117
    Meeting Type:  AGM
    Meeting Date:  03-Sep-2009
          Ticker:
            ISIN:  INE589A01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited profit             Mgmt          For                            For
       and loss account for the YE 31 MAR 2009 and
       the balance sheet as on that date together
       with the report of the Board of Directors and
       the Auditors thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Shri. J.N. Prasanna Kumar as a Director,       Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Shri. Ravindra Sharma as a Director,           Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Shri. P.K. Choudhury as a Director,            Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Prof. S. Sadagopan as a Director,              Mgmt          For                            For
       who retires by rotation

7.     Re-appoint Dr. Krishna Kumar as a Director,               Mgmt          For                            For
       who retires by rotation

8.     Appoint Dr. Rajiv Sharma as a Director of the             Mgmt          For                            For
       Company, who is liable to retire by rotation

       PLEASE NOTE THAT MEMBERS HOLDING SHARES IN SINGLE         Non-Voting    No vote
       NAME MAY AVAIL NOMINATION FACILITY. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INCLUSION      Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NG2 S.A., POLKOWICE                                                                         Agenda Number:  702125584
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5818P109
    Meeting Type:  EGM
    Meeting Date:  12-Nov-2009
          Ticker:
            ISIN:  PLCCC0000016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the EGM of shareholders                        Mgmt          For                            For

2.     Elect the Chairman of the EGM of shareholders             Mgmt          For                            For

3.     Approve to confirm that the EGM of shareholders           Mgmt          For                            For
       has been convened properly and is able to adopt
       resolutions

4.     Elect the Scrutinizers of the meeting                     Mgmt          For                            For

5.     Approve the introduction of the written opinion           Mgmt          For                            For
       of the Management Board justifying the reason
       for excluding rights for shares for current
       shareholders and to determine the method of
       setting up issue price in case increase of
       share capital up to the authorized capital

6.     Adopt the resolution concerning changes to the            Mgmt          For                            For
       Company Statute regarding approval for the
       Management Board to increase share capital
       up to the authorized capital, with approval
       of Supervisory Board, excluding rights for
       part of whole rights for shares in relations
       to shares and subscription warrants which entitle
       to register for shares

7.     Approve the introduction of the written opinion           Mgmt          For                            For
       of the Management Board justifying the reason
       for excluding rights for shares with reference
       to new issue of shares within the framework
       of conditional capital and subscription warrants

8.     Adopt the resolution concerning conditional               Mgmt          For                            For
       increase of share capital and issue of the
       subscription warrants excluding the whole rights
       for shares with reference to issue of shares
       within the framework of conditional capital
       and subscription warrants and changes to the
       Statute

9.     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NG2 S.A., POLKOWICE                                                                         Agenda Number:  702453882
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5818P109
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  PLCCC0000016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 709902 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening of the OGM                                        Mgmt          For                            For

2.     Election of the Chairman of the OGM                       Mgmt          For                            For

3.     Approve to confirm the legality of convening              Mgmt          For                            For
       the OGM and its capacity to adopt resolutions

4.     Approve the agenda                                        Mgmt          For                            For

5.A    Approve the brief assessment of the Company's             Mgmt          For                            For
       standing together with evaluation of an internal
       control system and risk management system

5.B    Approve the report on its activity                        Mgmt          For                            For

6.     Receive the Supervisory Board's report on evaluation      Mgmt          For                            For
       of the financial statement, management Board's
       report on the activity of the Company, the
       consolidated financial statement, the management
       Boards report on the activity of the capital
       group for 2009 and the management Board motion
       on allocation of profits for 2009

7.     Approve the financial statement of the Company            Mgmt          For                            For
       for 2009 and the management Board's report
       on the activity of the Company for 2009

8.     Approve the consolidated financial statement              Mgmt          For                            For
       of the capital group for 2009 and the management
       Board's report on the activity of the capital
       group for 2009

9.     Approve the management Board's motion on allocation       Mgmt          For                            For
       of profits for 2009

10     Approve to vote the management Board                      Mgmt          For                            For

11.    Approve to vote the supervisory Board                     Mgmt          For                            For

12.    Approve to change the Company's statute                   Mgmt          For                            For

13.    Approve the changes in the resolution no. 4               Mgmt          For                            For
       of the GMS from 12 NOV 2009

14.    Closing of the General Meeting                            Mgmt          For                            For

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE




--------------------------------------------------------------------------------------------------------------------------
 NHN CORP, SONGNAM                                                                           Agenda Number:  702271280
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6347M103
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7035420009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the 11th financial statement and the              Mgmt          For                            For
       proposed disposition of retained earning

2      Election of Hyunsoon Do as a External Director            Mgmt          For                            For

3      Election of Hyunsoon Do as a Member of Audit              Mgmt          For                            For
       Committee

4      Approve the remuneration limit for the Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIC BANK LTD                                                                                Agenda Number:  702414981
--------------------------------------------------------------------------------------------------------------------------
        Security:  V6655R101
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  KE0000000406
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the financial statements for            Mgmt          For                            For
       the YE 31 DEC 2009 and the Directors and the
       Auditors report thereon

2      Approve to confirm the payment of the interim             Mgmt          For                            For
       dividend of 5% [shares 0.25 per share] paid
       ON 02 OCT 2009 and the payment of a final dividend
       of Shares 0.25 [2008 shares 0.25 per share]
       on the paid up capital of shares 1,631,808,110

3      Approve the payment of fees to the Directors              Mgmt          For                            For
       for the YE 31 DEC 2009

4      Approve that Deloitte & Touche will continue              Mgmt          For                            For
       in office as the Auditors by virtue of Section
       159[2] of the Companies Act, [Chapter 486]
       subject to Central Bank of Kenya, in accordance
       with Section 24[1] of the Banking Act [Chapter
       488] and authorize the Directors to fix their
       remuneration

5.i    Re-elect P V Shah as a Director, in accordance            Mgmt          For                            For
       with Article 97 of the Company's Articles of
       Association

5.iia  Re-election of JPM Ndegwa as a Director, in               Mgmt          For                            For
       accordance with Articles 108, 109 and 110 of
       the Company's Articles of Association, who
       retires by rotation

5.iib  Re-elect F N Mwanzia as a Director, in accordance         Mgmt          For                            For
       with Articles 108, 109 and 110 of the Company's
       Articles of Association, who retires by rotation

6.i    Re-elect F M Mbiru as a Director of the Company,          Mgmt          For                            For
       who has attained the age of 70, retires in
       accordance with Section 186[2] of the Companies
       Act [Chapter 486], special notice has been
       received by the Company pursuant to Section
       142 of the Companies Act, that the following
       resolution be proposed in accordance with Section
       186[5] of the said Act, and, if thought fit,
       passed by the members

6.ii   Amend, that it is desirable in pursuance of               Mgmt          Against                        Against
       Article 152 of the Articles of Association
       to capitalize the sum of Shares 163,180,810
       being part of the amount standing to the credit
       of the share premium reserve of the Company
       and accordingly that such sum be capitalized
       and authorize the Directors and to appropriate
       such sum to the holders of ordinary shares
       registered at the close of business on 25 MAR
       2010 subject to receipt by the Company of the
       necessary consent from the relevant authorities,
       from whom permission has been sought, in proportion
       to the number of ordinary shares held by them
       respectively on 25 MAR 2010 and to apply such
       sum on behalf of such holders in paying up
       in full at par 32,636,162 of the unissued shares
       of the capital of the Company, such shares
       to be allotted, distributed and credited as
       fully paid up to and amongst such holders in
       the proportion of one new ordinary shares of
       every 10 ordinary shares then held, and that
       such new shares shall rank for all purposes
       pari passu with the existing issued ordinary
       shares of the Company and authorize the Directors
       to do and effect all acts and things required
       to give effect to this resolution and to deal
       with fractions in such manner as they think
       fit subject always to the Articles of Association
       of the Company

7      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NICE SYSTEMS LTD, RAANANA                                                                   Agenda Number:  702039341
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7494X101
    Meeting Type:  AGM
    Meeting Date:  27-Jul-2009
          Ticker:
            ISIN:  IL0002730112
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.A    Elect Ron Gutler as a Member to the Board of              Mgmt          For                            For
       Directors of the Company until the next AGM
       of the Company, effective immediately

1.B    Elect Joseph Atsmon as a Member to the Board              Mgmt          For                            For
       of Directors of the Company until the next
       AGM of the Company, effective immediately

1.C    Elect Rimon Ben-Shaoul as a Member to the Board           Mgmt          For                            For
       of Directors of the Company until the next
       AGM of the Company, effective immediately

1.D    Elect Yoseph Dauber as a Member to the Board              Mgmt          For                            For
       of Directors of the Company until the next
       AGM of the Company, effective immediately

1.E    Elect John Hughes as a Member to the Board of             Mgmt          For                            For
       Directors of the Company until the next AGM
       of the Company, effective immediately

1.F    Elect David Kostman as a Member to the Board              Mgmt          For                            For
       of Directors of the Company until the next
       AGM of the Company, effective immediately

2.     Re-appoint Kost Forer Gabbay & Kasierer, CPA,             Mgmt          For                            For
       a Member of Ernst & Young Global, as the Company's
       Independent Auditors until the next AGM of
       the Company and authorize the Board of Directors
       of the Company to fix their compensation in
       accordance with the amount and nature of their
       services, or to delegate such power to the
       Audit Committee of the Company

3.     Approve the Company's audited annual financial            Non-Voting    No vote
       statements for the YE 31 DEC 2008




--------------------------------------------------------------------------------------------------------------------------
 NICE SYSTEMS LTD, RAANANA                                                                   Agenda Number:  702497288
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7494X101
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  IL0002730112
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 707623 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.1    Appointment of R. Gutler as a officiating Director        Mgmt          For                            For

1.2    Appointment of J. Atsmon as a officiating Director        Mgmt          For                            For

1.3    Appointment of R. Ben-Shaul as a officiating              Mgmt          For                            For
       Director

1.4    Appointment of J. Hughes as a officiating Director        Mgmt          For                            For

1.5    Appointment of D. Kostman as a officiating Director       Mgmt          For                            For

1.6    Appointment of J. Dauber as a officiating Director        Mgmt          For                            For

2.1    Appointment of D. Falk as an External Director            Mgmt          For                            For

2.2    Appointment of Y. Dvir as an External Director            Mgmt          For                            For

3.     Approve the annual issue during 4 years of options        Mgmt          Against                        Against
       with an exercise price equal to the closing
       price on the day of issue, as Chairman - 22,500,
       Vice Chairman - 15,000, each Director - 7,500

4.     Approve to increase the special annual payment            Mgmt          Against                        Against
       to the Chairman to NIS 480,000

5.a    Approve the manner for submission of Shareholders'        Mgmt          For                            For
       request for inclusion of matters on the agenda
       of general meetings

5.b    Approve the authority to appoint more than 2              Mgmt          For                            For
       External Directors

6.     Approve the text of D and O indemnity undertaking         Mgmt          For                            For
       [limited to 25% of shareholders' equity]

7.     Re-appointment of Accountant Auditors and authorize       Mgmt          For                            For
       the Board to determine their fees

8.     Approve the discussion of the financial statements        Mgmt          For                            For
       and Directors' report for the year 2009




--------------------------------------------------------------------------------------------------------------------------
 NONG SHIM CO LTD, SEOUL                                                                     Agenda Number:  702254068
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y63472107
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7004370003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the balance sheet, income statement               Mgmt          For                            For
       and statement of appropriation of retained
       earnings for FYE DEC 2009

2      Approve the revision to the Articles of Incorporation     Mgmt          For                            For

3.1    Appointment of Sang-Yoon, Lee as an inside Director       Mgmt          For                            For

3.2    Appointment of Jong-Suk, Yoo as an inside Director        Mgmt          For                            For

3.3    Appointment of Suk-Chul, Yoon as an outside               Mgmt          For                            For
       Director

4      Approve the Director remuneration limit                   Mgmt          For                            For

5      Approve the Auditor remuneration limit                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NORTHAM PLATINUM (PTY) LTD                                                                  Agenda Number:  702117385
--------------------------------------------------------------------------------------------------------------------------
        Security:  S56540156
    Meeting Type:  AGM
    Meeting Date:  05-Nov-2009
          Ticker:
            ISIN:  ZAE000030912
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements                   Mgmt          For                            For

2.     Elect M.E. Beckett as a Director, who retires             Mgmt          For                            For
       in accordance with the provisions of Article
       57 of the Company's Articles of Association

3.     Elect B.R. van Rooyen as a Director, who retires          Mgmt          For                            For
       in accordance with the provisions of Article
       57 of the Company's Articles of Association

4.     Elect P.L. Zim as a Director, who retires in              Mgmt          For                            For
       accordance with the provisions of Article 57
       of the Company's Articles of Association

5.     Elect C.K. Chabedi as a Director, who retires             Mgmt          For                            For
       at the forthcoming AGM in accordance with the
       provisions of Article 50 of the Company's Articles
       of Association

6.     Elect A.R. Martin as a Director, who retires              Mgmt          For                            For
       at the forthcoming AGM in accordance with the
       provisions of Article 50 of the Company's Articles
       of Association

7.     Elect MSMM Xayiya as a Director, who retires              Mgmt          For                            For
       at the forthcoming AGM in accordance with the
       provisions of Article 50 of the Company's Articles
       of Association

8.     Approve to increase the Directors fees                    Mgmt          For                            For

9.     Amend the Northam Share Scheme                            Mgmt          For                            For

S.1    Approve to increase the authorized share capital          Mgmt          For                            For

S.2    Amend the Memorandum of Association                       Mgmt          For                            For

10.    Approve the placement of unissued shares under            Mgmt          For                            For
       the control of the Directors

11.    Approve the payments to shareholders                      Mgmt          For                            For

S.3    Approve the acquisition of the Companies own              Mgmt          For                            For
       shares

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ORDINARY       Non-Voting    No vote
       RESOLUTIONS CHANGED TO SPECIAL RESOLUTIONS
       AND RECEIPT OF ARTICLES. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NOVA KREDITNA BANKA MARIBOR D.D., MARIBOR                                                   Agenda Number:  702019301
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5877S119
    Meeting Type:  AGM
    Meeting Date:  08-Jul-2009
          Ticker:
            ISIN:  SI0021104052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 587408 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A MEETING-SPECIFICNon-Voting    No vote
       POWER OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. THE POA MUST BE NOTARIZED AND APOSTILLIZED.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       FOR DETAILS. THANK YOU.

1.     Opening of the General meeting, establishment             Mgmt          For                            For
       of quorum and acquaintance with the shareholders'
       meeting bodies

2.     Approve the acquaintance with the report on               Mgmt          For                            For
       Internal Audit for 2008 together with the opinion
       of the Supervisory Board, with the annual report
       of the Nova KBM Group and Nova KBM D.D. for
       the 2008 FY together with the Auditor's report
       and with the report of the Supervisory Board
       on verification of the annual report for the
       FY 2008

3.     Adopt the resolution on the allocation of the             Mgmt          For                            For
       balance sheet profit for the year 2008 and
       grant discharge the Management Board and the
       Supervisory of Nova KBM D.D. for the year 2008,
       the balance sheet profit for year 2008 in the
       amount of EUR 5,216,395.80 is to be used for
       the dividend payment, the gross dividend per
       one no-par value shall be EUR 0.20 and grant
       discharge the Management Board and Supervisory
       Board for 2008

4.     Appoint the Auditor                                       Mgmt          For                            For

5.     Authorize the bank's Management Board for acquiring       Mgmt          For                            For
       of the bank's own shares

       PLEASE NOTE THAT THE BELOW RESOLUTION IS A COUNTER        Non-Voting    No vote
       PROPOSAL FOR RESOLUTION 5. THANK YOU.

5.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Authorize the bank's Management Board
       for acquiring of the bank's own shares; the
       portion of the banks own shares shall stay
       below 2% of the share capital; the Company
       will offer the shares to employee; purchase
       price will be at least EUR 1

6.     Amend the bank's Articles of Association                  Mgmt          For                            For

7.     Approve to determine the attendance of the Members        Mgmt          For                            For
       of the Supervisory Board and Committees

8.     Appoint the Supervisory Board Members                     Mgmt          For                            For

       PLEASE NOTE THAT THE BELOW RESOLUTION IS A COUNTER        Non-Voting    No vote
       PROPOSAL FOR RESOLUTION 8. THANK YOU.

8.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Appoint the Supervisory Board Members
       for new Supervisory Board Member is proposed
       Janez Kosak

9.     Approve the information on results of procedures          Mgmt          For                            For
       carried out with regard to the Financing of
       Management buyouts

10.1   Approve that the general meeting takes note               Mgmt          For                            For
       of resignation notices submitted by Messrs.
       Blejc, Jurgetz, Kramberger

10.2   Approve to recall Zizmond as the Supervisory              Mgmt          For                            For
       Board Member as of the date of the general
       meeting 08 JUL 2009

10.3   Appoint Messrs. Toplek, Jazbec, Jovanovic, Bratusek       Mgmt          For                            For
       as the new Members to the Supervisory Board,
       beginning their term of office on 09 JUL 2009




--------------------------------------------------------------------------------------------------------------------------
 NOVA KREDITNA BANKA MARIBOR D.D., MARIBOR                                                   Agenda Number:  702491743
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5877S119
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  SI0021104052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A MEETING-SPECIFICNon-Voting    No vote
       POWER OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND
       EXECUTE YOUR VOTING INSTRUCTIONS IN THIS
       MARKET. ABSENCE OF A POA MAY CAUSE   YOUR INSTRUCTIONS
       TO BE REJECTED. THE POASHOULD BE PRINTED ON
       COMPANY         LETTERHEAD AND SIGNED ACCORDING
       TO SIGNATORY LIST IN PLACE. THE POA MUST ALSO
       BE NOTARIZED AND APOSTILLIZED. PLEASE CONTACT
       YOUR CLIENT SERVICE             REPRESENTATIVE
       FOR DETAILS. THANK YOU.

1      Opening of the meeting, establishment of quorum           Mgmt          For                            For
       and election of Shareholders' meeting bodies

2      Approve the acquaintance with the 2009 report             Mgmt          For                            For
       on Internal Audit together with the opinion
       of the Supervisory Board, with the 2009 annual
       report of the Nova KBM Group and Nova KBM d.d.
       together with the Auditor's report, and with
       the  report of the Supervisory Board on verification
       of the 2009 annual report of  the Nova KBM
       Group and Nova KBM d.d

3      Adopt the resolution on the allocation of the             Mgmt          For                            For
       2009 balance sheet profit in    the amount
       of EUR 2,884,856.73 shall be allocated to other
       reserves from      profit(profit available
       for distribution) and for discharging the Management
       Board and the Supervisory Board of Nova KBM
       d.d. for the financial year 2009, and information
       on remuneration paid to members of the Management
       and         Supervisory bodies in 2009

4      Appointment of Ernst & Young d.o.o., Ljubljana,           Mgmt          For                            For
       a Certified Auditor for the   audit of the
       2010 financial statements of the Nova KBM d.d.
       and the Nova KBM  Group

5      Amend the Bank's Articles of Association                  Mgmt          For                            For

6      Appointment of Ales Krisper as an alternate               Mgmt          For                            For
       member of the Supervisory Board   of Nova KBM
       d.d.; his term of office beging on 22 JUN 2010
       and ends on 14 JUL 2012

0      PLEASE NOTE THAT THIS IS A COUNTER PROPOSAL               Non-Voting    No vote
       FOR RESOLUTION 3.

3.1    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       given by VZMD about          allocating the
       2009 balance sheet profit

0      PLEASE NOTE THAT THIS IS A COUNTER PROPOSAL               Non-Voting    No vote
       FOR RESOLUTION 6.

6.1    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       given by minor shareholders' society - together
       we are stronger; they are appointing Simon
       Cadez




--------------------------------------------------------------------------------------------------------------------------
 NOVATEK JT STK CO                                                                           Agenda Number:  702047449
--------------------------------------------------------------------------------------------------------------------------
        Security:  669888109
    Meeting Type:  EGM
    Meeting Date:  07-Aug-2009
          Ticker:
            ISIN:  US6698881090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve several interrelated interested party             Mgmt          For                            For
       transactions [Loan agreements (Credit Facility
       Agreements/Credit Line Agreements)] subject
       to the following terms and conditions: Borrower:
       Open Joint Stock Company "NOVATEK"; Lender:
       Gazprombank [Open Joint Stock Company]; Type
       of transactions: Loan Agreements [Credit Facility
       Agreements/Credit Line Agreements with limited
       debt/borrowing] whereby the total number of
       transactions does not exceed 5; Total amount
       of borrowed funds: not more than RUB 30,000,000,000
       or its equivalent in foreign currency at the
       Russian Federation (RF) Central Bank rate as
       at the date of signing the Loan Agreements;
       Maximum loan amount under each Loan Agreement:
       not more than RUB 15,000,000,000 or its equivalent
       in foreign currency at the RF Central Bank
       rate as at the date of signing the Loan Agreements;
       Interest on the loans granted under the Loan
       Agreements: not more than 12% per annum [on
       USD or Euro loans] and not more than 19% per
       annum [on RR loans]; Interest payment procedure:
       Interest for a complete month of using the
       loan facility shall be paid by the Borrower
       monthly on the last business day of the month,
       interest for the first non-complete month of
       using the loan facility [from the disbursement
       date to the last calendar day of the month]
       shall be paid on the last business day of that
       month, interest for the last non-complete month
       of using the loan facility shall be paid simultaneously
       with the loan repayment; Term of each Loan
       Agreement: not more than 5 years from the date
       of signing with an early repayment option;
       Other material terms and conditions, in case
       the loan is provided in form of a credit line
       with limited debt/borrowing: a fee for the
       undrawn part of the credit line - not more
       than 0.5% per annum, the fee on the undrawn
       part of the credit line is charged on the outstanding
       limit of the credit line, the outstanding limit
       of the credit line is determined as the difference
       between the debt limit under the credit line
       and the amount of actual debt under the Loan
       Facility Agreement




--------------------------------------------------------------------------------------------------------------------------
 NOVATEK JT STK CO                                                                           Agenda Number:  702103893
--------------------------------------------------------------------------------------------------------------------------
        Security:  669888109
    Meeting Type:  EGM
    Meeting Date:  15-Oct-2009
          Ticker:
            ISIN:  US6698881090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the interim dividend payment at RUB               Mgmt          For                            For
       1.00 for 1 half of FY 2009

2.     Approve the new edition of the Charter of the             Mgmt          For                            For
       Company

3.     Approve the introduction of amendments and addenda        Mgmt          For                            For
       into the Provision on the Order of the General
       Shareholders' Meeting

4.     Approve the introduction of amendments and addenda        Mgmt          For                            For
       into the Provision on the Order of the Board
       of Directors

5.     Approve the introduction of amendments and addenda        Mgmt          For                            For
       into the Provision on the Order of the Managing
       Board




--------------------------------------------------------------------------------------------------------------------------
 NOVATEK JT STK CO                                                                           Agenda Number:  702150979
--------------------------------------------------------------------------------------------------------------------------
        Security:  669888109
    Meeting Type:  EGM
    Meeting Date:  24-Nov-2009
          Ticker:
            ISIN:  US6698881090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the several interrelated interested               Mgmt          For                            For
       party transactions

2.     Approve the several interrelated interested               Mgmt          For                            For
       party transactions




--------------------------------------------------------------------------------------------------------------------------
 NOVATEK JT STK CO                                                                           Agenda Number:  702360366
--------------------------------------------------------------------------------------------------------------------------
        Security:  669888109
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  US6698881090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 688608 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.1    Approve the Joint Stock Company [JSC] Novatek's           Mgmt          For                            For
       2009 annual report, annual financial statements,
       including the Company's Russian Statutory Accounting
       [RSA] profit and loss statement

1.2    Approve to pay a dividend for second half of              Mgmt          For                            For
       2009 at RUB 1.75 per share, to determine the
       size, schedule, form and procedure of paying
       dividends [net of dividends in the amount of
       1 ruble per one ordinary share paid for first
       half 2009]

2      Amend the Clause 13, 13.1, 13.2 of the regulation         Mgmt          For                            For
       of JSC Novatek's Board of Directors

3      Approve the regulation on remuneration and compensations  Mgmt          For                            For
       payable to the Members of JSC Novatek's Board
       of Directors

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       RESOLUTION 4 REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE NOTE THAT ONLY A VOTE
       "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS.

4.1    Election of Andrey Akimov as a Member of the              Mgmt          For                            For
       Revision Commission of JSC NOVATEK

4.2    Election of Burkhard Bergmann as a Member of              Mgmt          For                            For
       the Revision Commission of JSC NOVATEK

4.3    Election of Ruben Vardanian as a Member of the            Mgmt          For                            For
       Revision Commission of JSC NOVATEK

4.4    Election of Mark Gyetvay as a Member of the               Mgmt          For                            For
       Revision Commission of JSC NOVATEK

4.5    Election of Vladimir Dmitriev as a Member of              Mgmt          For                            For
       the Revision Commission of JSC NOVATEK

4.6    Election of Leonid Mikhelson as a Member of               Mgmt          For                            For
       the Revision Commission of JSC NOVATEK

4.7    Election of Alexander Natalenko as a Member               Mgmt          For                            For
       of the Revision Commission of JSC NOVATEK

4.8    Election of Kirill Seleznev as a Member of the            Mgmt          For                            For
       Revision Commission of JSC NOVATEK

4.9    Election of Gennady Timchenko as a Member of              Mgmt          For                            For
       the Revision Commission of JSC NOVATEK

5.1    Election of Maria Konovalova as a Member of               Mgmt          For                            For
       the Revision Commission of JSC Novatek

5.2    Election of Igor Ryaskov as a Member of the               Mgmt          For                            For
       Revision Commission of JSC Novatek

5.3    Election of Sergey Fomichev as a Member of the            Mgmt          For                            For
       Revision Commission of JSC Novatek

5.4    Election of Nikolai Shulikin as a Member of               Mgmt          For                            For
       the Revision Commission of JSC Novatek

6      Appoint ZAO PricewaterhouseCoopers Audit as               Mgmt          For                            For
       the Auditor of JSC Novatek for 2010

7.1    Approve to pay the members of JSC Novatek's               Mgmt          For                            For
       Board of Directors elected by the AGM of shareholders
       of 27 MAY 2009 an additional remuneration in
       the amount of 4,000,000 rubles each

7.2    Approve to pay the remuneration to the newly              Mgmt          For                            For
       elected Members of JSC Novatek's Board of Directors
       and compensate their expenses in the form and
       in the amount set forth by the regulation on
       remuneration and compensations payable to the
       Members of JSC Novatek's Board of Directors

8      Approve the remuneration to the Members of JSC            Mgmt          For                            For
       Novatek's Revision Commission during the period
       of exercising their duties in the amount of
       1,000,000 rubles each




--------------------------------------------------------------------------------------------------------------------------
 NOVATEK MICROELECTRONICS CORP                                                               Agenda Number:  702454505
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y64153102
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0003034005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of assets impairment                           Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 5 per share

B.3    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NTPC LTD                                                                                    Agenda Number:  702077985
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6206E101
    Meeting Type:  AGM
    Meeting Date:  17-Sep-2009
          Ticker:
            ISIN:  INE733E01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2009, and the profit and
       loss account for the FYE on that date together
       with report of the Board of Directors and the
       Auditors thereon

2.     Approve the payment of interim dividend and               Mgmt          For                            For
       declare final dividend for the year 2008-09

3.     Re-appoint Shri. Chandan Roy as a Director,               Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Shri. R.K. Jain as a Director, who             Mgmt          For                            For
       retires by rotation

5.     Re-appoint Shri. A.K. Singhal as a Director,              Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Shri. M.N. Buch as a Director, who             Mgmt          For                            For
       retires by rotation

7.     Approve to fix their remuneration of the Auditors         Mgmt          For                            For

S.8    Amend, pursuant to the provisions of Section              Mgmt          For                            For
       31 and other applicable provisions of the Companies
       Act, 1956 or any amendment, modification or
       supersession thereof, the existing Article
       61 and Article 62 of the Articles of Association
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 O A O TATNEFT                                                                               Agenda Number:  702461649
--------------------------------------------------------------------------------------------------------------------------
        Security:  670831205
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  US6708312052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report of the Company for              Mgmt          For                            For
       the year 2009

2      Approve the annual financial statements, including        Mgmt          For                            For
       profit and loss statements [profit and loss
       account] of the Company for the 2009

3      Approve the distribution of net income based              Mgmt          For                            For
       on the financial statements of the Company
       for 2009 prepared under Russian Accounting
       Regulations; the net income of the Company
       for 2009 under the said financial statements
       was 50.9 BLN Russian Rubles; 30% [approximately
       15.3 BLN Russian Rubles] is proposed to be
       paid as dividends to the shareholders, the
       remaining portion to be retained by the Company
       to finance its capital expenditure and other
       expenses

4      Approve to pay dividends for the year 2009 in             Mgmt          For                            For
       the amount of a) 656% of the nominal value
       per OAO Tatneft preferred share; b) 656% of
       the nominal value per OAO Tatneft ordinary
       share; to determine that dividends shall be
       paid from 01 JUL though 31 DEC 2010; dividend
       shall be paid in cash

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE NOTE THAT ONLY A VOTE
       "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS.

5.1    Election of Shafagat Fahrazovich TAKHAUTDINOV             Mgmt          For                            For
       to the Board of Directors

5.2    Election of Radik Raufovich GAIZATULLIN to the            Mgmt          For                            For
       Board of Directors

5.3    Election of Sushovan GHOSH to the Board of Directors      Mgmt          For                            For

5.4    Election of Nail Gabdulbarievich IBRAGIMOV to             Mgmt          For                            For
       the Board of Directors

5.5    Election of Rais Salikhovich KHISAMOV to the              Mgmt          For                            For
       Board of Directors

5.6    Election of Vladimir Pavlovich LAVUSHCHENKO               Mgmt          For                            For
       to the Board of Directors

5.7    Election of Nail Ulfatovich MAGANOV to the Board          Mgmt          For                            For
       of Directors

5.8    Election of Renat Halliulovich MUSLIMOV to the            Mgmt          For                            For
       Board of Directors

5.9    Election of Renat Kasimovich SABIROV to the               Mgmt          For                            For
       Board of Directors

5.10   Election of Valery Yurievich SOROKIN to the               Mgmt          For                            For
       Board of Directors

5.11   Election of Mirgazian Zakievich TAZIEV to the             Mgmt          For                            For
       Board of Directors

5.12   Election of Azat Kiyamovich KHAMAEV to the Board          Mgmt          For                            For
       of Directors

5.13   Election of Maria Leonidovna VOSKRESENSKAYA               Mgmt          For                            For
       to the Board of Directors

5.14   Election of David William WAYGOOD to the Board            Mgmt          For                            For
       of Directors

6.1    Election of Tamara Mikhailovna VILKOVA as a               Mgmt          For                            For
       member to the Audit Commission

6.2    Election of Nazilya Faizrakhmanovna GALIEVA               Mgmt          For                            For
       as a member to the Audit Commission

6.3    Election of Ferdinand Rinatovich GALIULLIN as             Mgmt          For                            For
       a member to the Audit Commission

6.4    Election of Venera Gibadullovna KUZMINA as a              Mgmt          For                            For
       member to the Audit Commission

6.5    Election of Nikolai Kuzmich LAPIN as a member             Mgmt          For                            For
       to the Audit Commission

6.6    Election of Liliya Rafaelovna RAKHIMZYANOVA               Mgmt          For                            For
       as a member to the Audit Commission

6.7    Election of Alfiya Azgarovna SINEGAEVA as a               Mgmt          For                            For
       member to the Audit Commission

6.8    Election of Ravil Anasovich SHARIFULLIN as a              Mgmt          For                            For
       member to the Audit Commission

7.     Approve ZAO Energy Consulting Audit as the External       Mgmt          For                            For
       Auditor of OAO Tatneft to conduct statutory
       audit of the annual financial statements for
       2010 prepared under Russian Accounting Standards
       for the term of 1 year

8.     Approve to introduce amendments and modifications         Mgmt          For                            For
       to the Charter of OAO Tatneft and to the regulation
       on the general shareholders' meeting of OAO
       Tatneft




--------------------------------------------------------------------------------------------------------------------------
 OAO MOSENERGO                                                                               Agenda Number:  933279641
--------------------------------------------------------------------------------------------------------------------------
        Security:  037376308
    Meeting Type:  Annual
    Meeting Date:  16-Jun-2010
          Ticker:  AOMOY
            ISIN:  US0373763087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE ANNUAL REPORT FOR THE YEAR 2009.           Mgmt          For

02     TO APPROVE THE ANNUAL FINANCIAL STATEMENTS,               Mgmt          For
       INCLUDING PROFIT AND LOSS STATEMENT OF THE
       COMPANY BASED ON THE RESULTS OF FISCAL YEAR
       2009.

03     TO APPROVE THE FOLLOWING DISTRIBUTION OF PROFITS          Mgmt          For
       (LOSSES) OF THE COMPANY FOR FISCAL YEAR 2009.
       DISTRIBUTED PROFIT IS IN ACCORDANCE WITH RUSSIAN
       ACCOUNTING STANDARDS, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATMENT.

04     TO APPROVE ZAO PRICEWATERHOUSECOOPERS AUDIT               Mgmt          For
       AS AN AUDITOR TO PERFORM AN AUDIT OF THE FINANCIAL
       STATEMENTS OF THE COMPANY.

6A     ELECTION OF MEMBER OF THE AUDIT COMMITTEE: ARKHIPOV       Mgmt          For
       DMITRIJ ALEXANDROVICH

6B     ELECTION OF MEMBER OF THE AUDIT COMMITTEE: BELOBROV       Mgmt          For
       ANDREI VICTOROVICH

6C     ELECTION OF MEMBER OF THE AUDIT COMMITTEE: GOLDOBINA      Mgmt          For
       ELENA VLADIMIROVNA

6D     ELECTION OF MEMBER OF THE AUDIT COMMITTEE: ZEMLYANOY      Mgmt          For
       EVGENIY NIKOLAEVICH

6E     ELECTION OF MEMBER OF THE AUDIT COMMITTEE: KOVALEV        Mgmt          For
       VITALIY ANATOLYEVICH

6F     ELECTION OF MEMBER OF THE AUDIT COMMITTEE: OLEJNICK       Mgmt          For
       ALEKSANDR PAVLOVICH

6G     ELECTION OF MEMBER OF THE AUDIT COMMITTEE: TIKHOVODOV     Mgmt          For
       EVGENIY ANATOLYEVICH

07     TO PAY REMUNERATION TO THE BOARD MEMBERS OF               Mgmt          For
       MOSENERGO ELECTED PURSUANT TO THE DECISION
       OF THE ANNUAL GENERAL MEETING OF SHAREHOLDERS
       OF MOSENERGO ON JUNE 30, 2009, TO THE AMOUNT
       OF 67 634 850 RUBLES. THE AMOUNT OF REMUNERATION
       SHALL BE DISTRIBUTED AMONG MEMBERS OF THE BOARD
       OF DIRECTORS OF MOSENERGO IN EQUAL PROPORTION.
       REMUNERATION PAYABLE TO THE MEMBERS OF THE
       BOARD OF DIRECTORS OF MOSENERGO WHO ARE SUBJECT
       TO LIMITATIONS ON THE PAYMENT OF REMUNERATION
       UNDER EXISTING LEGISLATION AND REGULATION ON
       REMUNERATION AND COMPENSATION TO MEMBERS OF
       BOARD.

08     TO APPROVE THE REVISED CHARTER OF OPEN JOINT              Mgmt          For
       STOCK COMPANY OF ENERGY AND ELECTRIFICATION
       MOSENERGO.

09     TO APPROVE THE REVISED REGULATION ON THE GENERAL          Mgmt          For
       MEETING OF SHAREHOLDERS OF OPEN JOINT STOCK
       COMPANY OF ENERGY AND ELECTRIFICATION MOSENERGO.

10     TO APPROVE THE REVISED REGULATION ON THE BOARD            Mgmt          For
       OF DIRECTORS OF OPEN JOINT STOCK COMPANY OF
       ENERGY AND ELECTRIFICATION MOSENERGO.

11     TO APPROVE THE REVISED REGULATION ON THE AUDIT            Mgmt          For
       COMMITTEE OF THE OPEN JOINT STOCK COMPANY OF
       ENERGY AND ELECTRIFICATION MOSENERGO.

12     TO APPROVE IN ACCORDANCE WITH CHAPTER XI OF               Mgmt          For
       THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
       ARTICLE 15 OF THE CHARTER OF MOSENERGO THE
       FOLLOWING RELATED PARTY TRANSACTIONS THAT MAY
       BE CLOSED BY MOSENERGO IN FUTURE IN ITS NORMAL
       COURSE OF BUSINESS.




--------------------------------------------------------------------------------------------------------------------------
 OAO MOSENERGO                                                                               Agenda Number:  933309812
--------------------------------------------------------------------------------------------------------------------------
        Security:  037376308
    Meeting Type:  Annual
    Meeting Date:  16-Jun-2010
          Ticker:  AOMOY
            ISIN:  US0373763087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

5A     ELECTION OF DIRECTOR: BIRYUKOV PETR PAVLOVICH             Mgmt          No vote

5B     ELECTION OF DIRECTOR: GAVRILENKO ANATOLY ANATOLYEVICH     Mgmt          No vote

5C     ELECTION OF DIRECTOR: GOLUBEV VALERIY ALEXANDROVICH       Mgmt          No vote

5D     ELECTION OF DIRECTOR: DUSHKO ALEKSANDR PAVLOVICH          Mgmt          No vote

5E     ELECTION OF DIRECTOR: IGNATOV IGOR VYACHESLAVOVICH        Mgmt          No vote

5F     ELECTION OF DIRECTOR: MITYUSHOV ALEXEI ALEXANDROVICH      Mgmt          No vote

5G     ELECTION OF DIRECTOR: PAVLOVA OLGA PETROVNA               Mgmt          No vote

5H     ELECTION OF DIRECTOR: SELEZNEV KIRILL GENNADIEVICH        Mgmt          No vote

5I     ELECTION OF DIRECTOR: SILKIN VLADIMIR NIKOLAEVICH         Mgmt          No vote

5J     ELECTION OF DIRECTOR: SKLYAROV EVGENIY VICTOROVICH        Mgmt          No vote

5K     ELECTION OF DIRECTOR: TRINOGA ARTUR MIKHAILOVICH          Mgmt          No vote

5L     ELECTION OF DIRECTOR: FEDOROV DENIS VLADIMIROVICH         Mgmt          No vote

5M     ELECTION OF DIRECTOR: HODURSKIY MIKHAIL LYEONIDOVICH      Mgmt          No vote

5N     ELECTION OF DIRECTOR: SHAVALEEV DAMIR AKHATOVICH          Mgmt          No vote

5O     ELECTION OF DIRECTOR: SHATSKIY PAVEL OLEGOVICH            Mgmt          No vote

5P     ELECTION OF DIRECTOR: SHULGINOV NIKOLAY GRIGORIEVICH      Mgmt          No vote

5Q     ELECTION OF DIRECTOR: YAKOVLEV VITALIY GOERGIEVICH        Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 OCI COMPANY LTD, SEOUL                                                                      Agenda Number:  702264463
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6435J103
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7010060002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the Articles of Incorporation                     Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of Soo Young Lee as an Inside Director           Mgmt          For                            For
       and Shin Il Chun and Jong Shin Kim as an Outside
       Directors

4      Election of Member of the Auditor Committee               Mgmt          For                            For

5      Approve the remuneration limit for the Director           Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 OGX PETROLEO E GAS PARTICIPACOES S A                                                        Agenda Number:  702365075
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7356Y103
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BROGXPACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1      Amend the Article 5 of the Corporate Bylaws               Mgmt          For                            For
       of the Company and its later consolidation
       bearing in mind recent issuances of shares
       by the Management as a result of the exercise
       of stock subscription options granted by the
       Company to its workers within the framework
       of the stock purchase or subscription option
       program approved by a general meeting on 30
       APR 2008




--------------------------------------------------------------------------------------------------------------------------
 OGX PETROLEO E GAS PARTICIPACOES S A                                                        Agenda Number:  702368297
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7356Y103
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BROGXPACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

I      Approve the financial statements and the Independent      Mgmt          For                            For
       Auditor's report         relating to the FYE
       31 DEC 2009

II     Approve the destination of the YE results of              Mgmt          For                            For
       2009

III    Election of the Members of the Board of Directors         Mgmt          For                            For

IV     Approve to set the global remuneration of the             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 OIL & NATURAL GAS CORPORATION LTD                                                           Agenda Number:  702083419
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y64606117
    Meeting Type:  AGM
    Meeting Date:  23-Sep-2009
          Ticker:
            ISIN:  INE213A01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009 and profit & loss account
       for the YE on 31 MAR 2009 together with the
       reports of the Board of Directors and the Auditors'
       thereon and comments of the Comptroller & Auditor
       General of India in terms of Section 619 of
       the Companies Act, 1956

2.     Approve to confirm the payment of interim dividend        Mgmt          For                            For
       and declare a final dividend on equity shares,
       for the year 2008-2009

3.     Re-appoint Dr. A.K. Balyan as a Director, who             Mgmt          For                            For
       retires by rotation

4.     Re-appoint Shri U.N. Bose as a Director, who              Mgmt          For                            For
       retires by rotation

5.     Appoint Shri S.S. Rajsekar as a Director of               Mgmt          For                            For
       the Company, who is liable to retire by rotation

6.     Appoint Shri S. Balachandran as a Director of             Mgmt          For                            For
       the Company, who is liable to retire by rotation

7.     Appoint Shri Santosh Nautiyal as a Director               Mgmt          For                            For
       of the Company, who is liable to retire by
       rotation

8.     Appoint Smt. L.M. Vas, Addl. Secy, DEA, MoF               Mgmt          For                            For
       as a Director of the Company, who is liable
       to retire by rotation

9.     Appoint Shri Sudhir Vasudeva as a Director of             Mgmt          For                            For
       the Company, who is liable to retire by rotation

10.    Appoint Ms. Anita Das as a Director of the Company,       Mgmt          For                            For
       who is liable to retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 OIL CO LUKOIL                                                                               Agenda Number:  933283082
--------------------------------------------------------------------------------------------------------------------------
        Security:  677862104
    Meeting Type:  Annual
    Meeting Date:  24-Jun-2010
          Ticker:  LUKOY
            ISIN:  US6778621044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE ANNUAL REPORT OF OAO "LUKOIL"              Mgmt          For                            For
       FOR 2009 AND THE ANNUAL FINANCIAL STATEMENTS,
       INCLUDING THE INCOME STATEMENTS (PROFIT AND
       LOSS ACCOUNTS) OF THE COMPANY, AND THE DISTRIBUTION
       OF PROFITS, ALL AS MORE FULLY DESCRIBED IN
       THE PROXY STATEMENT.

3A     TO ELECT THE AUDIT COMMISSION CANDIDATE APPROVED          Mgmt          For                            For
       BY THE BOARD OF DIRECTORS OF OAO "LUKOIL" ON
       4 FEBRUARY 2010 (MINUTES NO. 3): IVANOVA, LYUBOV
       GAVRILOVNA.

3B     TO ELECT THE AUDIT COMMISSION CANDIDATE APPROVED          Mgmt          For                            For
       BY THE BOARD OF DIRECTORS OF OAO "LUKOIL" ON
       4 FEBRUARY 2010 (MINUTES NO. 3): KONDRATIEV,
       PAVEL GENNADIEVICH.

3C     TO ELECT THE AUDIT COMMISSION CANDIDATE APPROVED          Mgmt          For                            For
       BY THE BOARD OF DIRECTORS OF OAO "LUKOIL" ON
       4 FEBRUARY 2010 (MINUTES NO. 3): NIKITENKO,
       VLADIMIR NIKOLAEVICH.

4A     TO PAY REMUNERATION AND REIMBURSE EXPENSES TO             Mgmt          For                            For
       MEMBERS OF THE BOARD OF DIRECTORS OF OAO "LUKOIL"
       ACCORDING TO THE APPENDIX HERETO.

4B     TO DEEM IT APPROPRIATE TO ESTABLISH ADDITIONAL            Mgmt          For                            For
       REMUNERATION FOR NEWLY ELECTED MEMBERS OF THE
       BOARD OF DIRECTORS FOR THEIR PARTICIPATION
       IN CONFERENCES AND OTHER EVENTS ON WRITTEN
       INSTRUCTIONS OF THE CHAIRMAN OF THE BOARD OF
       DIRECTORS, IN AN AMOUNT OF 104,000 ROUBLES,
       AND TO RETAIN THE AMOUNTS OF REMUNERATION FOR
       MEMBERS OF THE BOARD OF DIRECTORS OF OAO "LUKOIL"
       ESTABLISHED BY DECISION OF THE ANNUAL GENERAL
       SHAREHOLDERS MEETING OF OAO "LUKOIL" OF 26
       JUNE 2008 (MINUTES NO. 1).

5A     TO PAY REMUNERATION TO EACH OF THE MEMBERS OF             Mgmt          For                            For
       THE AUDIT COMMISSION OF OAO "LUKOIL" IN THE
       AMOUNT ESTABLISHED BY DECISION OF THE ANNUAL
       GENERAL SHAREHOLDERS MEETING OF OAO "LUKOIL"
       OF 26 JUNE 2008 (MINUTES NO. 1) - 2,600,000
       ROUBLES.

5B     TO DEEM IT APPROPRIATE TO RETAIN THE AMOUNTS              Mgmt          For                            For
       OF REMUNERATION FOR MEMBERS OF THE AUDIT COMMISSION
       OF OAO "LUKOIL" ESTABLISHED BY DECISION OF
       THE ANNUAL GENERAL SHAREHOLDERS MEETING OF
       OAO "LUKOIL" OF 26 JUNE 2008 (MINUTES NO. 1).

06     TO APPROVE THE INDEPENDENT AUDITOR OF OAO "LUKOIL"        Mgmt          For                            For
       - CLOSED JOINT STOCK COMPANY KPMG.

07     TO APPROVE AMENDMENTS TO THE REGULATIONS ON               Mgmt          For                            For
       THE PROCEDURE FOR PREPARING AND HOLDING THE
       GENERAL SHAREHOLDERS MEETING OF OAO "LUKOIL",
       PURSUANT TO THE APPENDIX HERETO.

8A     TO APPROVE THE INTERESTED-PARTY TRANSACTIONS,             Mgmt          For                            For
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX HERETO: CONTRACT(S) OF GUARANTEE BETWEEN
       OAO "LUKOIL" (GUARANTOR) AND SBERBANK OF RUSSIA
       OAO (BANK).

8B     TO APPROVE THE INTERESTED-PARTY TRANSACTIONS,             Mgmt          For                            For
       ON THE TERMS AND CONDITIONS INDICATED IN THE
       APPENDIX HERETO: POLICY (CONTRACT) ON INSURING
       THE LIABILITY OF DIRECTORS, OFFICERS AND CORPORATIONS
       BETWEEN OAO "LUKOIL" (POLICYHOLDER) AND OAO
       KAPITAL STRAKHOVANIE (INSURER).




--------------------------------------------------------------------------------------------------------------------------
 OIL CO LUKOIL                                                                               Agenda Number:  933309862
--------------------------------------------------------------------------------------------------------------------------
        Security:  677862104
    Meeting Type:  Annual
    Meeting Date:  24-Jun-2010
          Ticker:  LUKOY
            ISIN:  US6778621044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2A     ELECTION OF DIRECTOR: ALEKPEROV, VAGIT YUSUFOVICH         Mgmt          No vote

2B     ELECTION OF DIRECTOR: BELIKOV, IGOR VYACHESLAVOVICH       Mgmt          No vote

2C     ELECTION OF DIRECTOR: BLAZHEEV, VICTOR VLADIMIROVICH      Mgmt          No vote

2D     ELECTION OF DIRECTOR: WALLETTE (JR.), DONALD              Mgmt          No vote
       EVERT

2E     ELECTION OF DIRECTOR: GRAYFER, VALERY ISAAKOVICH          Mgmt          No vote

2F     ELECTION OF DIRECTOR: GREF, HERMAN OSKAROVICH             Mgmt          No vote

2G     ELECTION OF DIRECTOR: ESAULKOVA, TATIANA STANISLAVOVNA    Mgmt          No vote

2H     ELECTION OF DIRECTOR: IVANOV, IGOR SERGEEVICH             Mgmt          No vote

2I     ELECTION OF DIRECTOR: MAGANOV, RAVIL ULFATOVICH           Mgmt          No vote

2J     ELECTION OF DIRECTOR: MIKHAILOV, SERGEI ANATOLIEVICH      Mgmt          No vote

2K     ELECTION OF DIRECTOR: MOBIUS, MARK                        Mgmt          No vote

2L     ELECTION OF DIRECTOR: SHOKHIN, ALEXANDER NIKOLAEVICH      Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 OIL REFINERIES LTD                                                                          Agenda Number:  702142287
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7521B106
    Meeting Type:  EGM
    Meeting Date:  02-Dec-2009
          Ticker:
            ISIN:  IL0025902482
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the financial statements and Directors'           Mgmt          For                            For
       report for the year 2008

2.     Re-appoint the Accountant Auditors and authorize          Mgmt          For                            For
       the Board to fix their remuneration

3.1    Re-appoint Y. Rozen - Chairman as an Officiating          Mgmt          For                            For
       Director

3.2    Re-appoint D. Federman as an Officiating Director         Mgmt          For                            For

3.3    Re-appoint A. Zilberberg as an Officiating Director       Mgmt          For                            For

3.4    Re-appoint U. Slonim as an Officiating Director           Mgmt          For                            For

3.5    Re-appoint A. Paz as an Officiating Director              Mgmt          For                            For

3.6    Re-appoint R. Karol as an Officiating Director            Mgmt          For                            For

3.7    Re-appoint N. Ronen as an Officiating Director            Mgmt          For                            For

3.8    Approve that the External Directors continue              Mgmt          For                            For
       in office by provision by law

4.     Approve the revocation of the entitlement of              Mgmt          Against                        Against
       additional compensation for the Chairman of
       a Board Committee who is an Independent Director

5.     Approve the sale by Israel Petrochemical Industries       Mgmt          Against                        Against
       Ltd., a controlling shareholder, to the Company
       of its half share of Carmel Ulpinim Ltd. in
       such manner that the Company will own 100%
       of Carmel, in consideration for the issue of
       431,610,944 shares of the Company (17.75%)

6.     Approve the issue to the Director D. Federman             Mgmt          For                            For
       of a liability exemption on the same terms
       as approved by general meeting with regard
       to the other Directors

7.     Approve the issue to Federman of a liability              Mgmt          Against                        Against
       indemnity undertaking on the same terms as
       the other directors, limited in the aggregate
       for all D and O to NIS 731.5 million [25% of
       the shareholders' equity when approved by general
       meeting for the other Directors]




--------------------------------------------------------------------------------------------------------------------------
 OIL REFINERIES LTD                                                                          Agenda Number:  702326516
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7521B106
    Meeting Type:  MIX
    Meeting Date:  10-May-2010
          Ticker:
            ISIN:  IL0025902482
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Re-appoint Accountant Auditors and authorize              Mgmt          For                            For
       the Board to fix their           remuneration

2.1    Re-appoint Yossi Rosen as a Chairman                      Mgmt          For                            For

2.2    Re-appoint David Federman as a Officiating Director       Mgmt          For                            For

2.3    Re-appoint Arie Silberberg as a Officiating               Mgmt          For                            For
       Director

2.4    Re-appoint Uri Slonim as a Officiating Director           Mgmt          For                            For

2.5    Re-appoint Prof. Arie Obadiah as a Officiating            Mgmt          For                            For
       Director

2.6    Re-appoint Avisar Paz as a Officiating Director           Mgmt          For                            For

2.7    Re-appoint Ran Karol as a Officiating Director            Mgmt          For                            For

2.8    Re-appoint Nehama Ronen as a Officiating Director         Mgmt          For                            For

2.9    Re-appoint Eran Schwartz as a Officiating Director        Mgmt          For                            For

3      Re-appoint Prof. Yachin Cohen and Prof. Daphne            Mgmt          For                            For
       Schwartz as the External       Directors for
       an additional statutory 3 year period

4      Approve the payment of remuneration in the amount         Mgmt          For                            For
       of NIS 45,000 a month to    Directors who are
       Chairman of a Sector Board provided that they
       are not       connected with the owner of control,
       are not External or Independent          Directors
       and not employees of the Company; this remuneration
       will replace    their entitlement to any other
       remuneration of Directors

5      Approve the payment to the Chairman, Mr. Yossi            Mgmt          Against                        Against
       Rosen, of a bonus in the       amount of NIS
       1 million for 2009 and an additional special
       bonus of NIS 1.25  million, total NIS 2.25
       million

6      Approve the payment to Mr. David Federman, Deputy         Mgmt          Against                        Against
       Chairman and an owner of    control, of a bonus
       in the amount of NIS 1.25 million by the subsidiary
       Carmel Ulpinim Ltd

7      Approve the discussion of the financial statements        Mgmt          For                            For
       and Directors' report for  the year 2009

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  702471107
--------------------------------------------------------------------------------------------------------------------------
        Security:  46626D108
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve MMC Norilsk Nickel's 2009 annual report           Mgmt          For                            For

2      Approve MMC Norilsk Nickel's 2009 annual accounting       Mgmt          For                            For
       statements including profit and loss statement

3      Approve the distribution of MMC Norilsk Nickel's          Mgmt          For                            For
       profits and losses for 2009 as per the recommendation
       of the Board of Directors

4      Approve to pay-out dividends on MMC Norilsk               Mgmt          For                            For
       Nickel's shares for the year 2009 in the amount
       RUB 210 per ordinary share

0000   PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE NOTE THAT ONLY A VOTE
       "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS.

5.1    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Dmitry O. Afanasiev as
       a Member of the Board of Directors

5.2    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Boris Bakal as a Member
       of the Board of Directors

5.3    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Alexey V. Bashkirov as
       a Member of the Board of Directors

5.4    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Andrey E. Bougrov as
       a Member of the Board of Directors

5.5    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Olga V. Voitovich as
       a Member of the Board of Directors

5.6    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Alexander S. Voloshin
       as a Member of the Board of Directors

5.7    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Artem O. Volynets as
       a Member of the Board of Directors

5.8    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Vadim V. Geraskin as
       a Member of the Board of Directors

5.9    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Maxim A. Goldman as a
       Member of the Board of Directors

5.10   PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Oleg V. Deripaska as
       a Member of the Board of Directors

5.11   PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Marianna A. Zakharova
       as a Member of the Board of Directors

5.12   PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Olga N. Zinovieva as
       a Member of the Board of Directors

5.13   PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Natalia V. Kindikova
       as a Member of the Board of Directors

5.14   PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Andrey A. Klishas as
       a Member of the Board of Directors

5.15   PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Dmitry R. Kostoev as
       a Member of the Board of Directors

5.16   Election of Bradford Alan Mills as a Member               Mgmt          For                            For
       of the Board of Directors

5.17   PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Oleg M. Pivovarchuk as
       a Member of the Board of Directors

5.18   PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Dmitry V. Razumov as
       a Member of the Board of Directors

5.19   PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Petr I. Sinshinov as
       a Member of the Board of Directors

5.20   PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Tatiana V. Soina as a
       Member of the Board of Directors

5.21   PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Maxim M. Sokov as a Member
       of the Board of Directors

5.22   PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Vladislav A. Soloviev
       as a Member of the Board of Directors

5.23   PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Vladimir I. Strzhalkovsky
       as a Member of the Board of Directors

5.24   PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Vasily N. Titov as a
       Member of the Board of Directors

5.25   Election of John Gerad Holden as a Member of              Mgmt          For                            For
       the Board of Directors

CMMT   PLEASE NOTE THAT ALTHOUGH THERE ARE 7 CANDIDATES          Non-Voting    No vote
       TO BE ELECTED AS MEMBERS OF THE REVISION COMMISSION,
       THERE ARE ONLY 5 VACANCIES AVAILABLE TO BE
       FILLED AT THE MEETING. THE STANDING INSTRUCTIONS
       FOR THIS MEETING WILL BE DISABLED AND, IF YOU
       CHOOSE, YOU ARE REQUIRED TO VOTE FOR ONLY 5
       OF THE 7 MEMBERS OF THE REVISION COMMISSION.
       THANK YOU.

6.1    Election of Petr V. Voznenko as a Member of               Mgmt          For                            For
       the Revision Commission

6.2    Election of Alexey A. Kargachov as a Member               Mgmt          For                            For
       of the Revision Commission

6.3    Election of Elena A. Mukhina as a Member of               Mgmt          For                            For
       the Revision Commission

6.4    Election of Dmitry V. Pershinkov as a Member              Mgmt          No vote
       of the Revision Commission

6.5    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No vote
       PROPOSAL: Election of Tatiana V. Potarina as
       a Member of the Revision Commission

6.6    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Election of Tamara A. Sirotkina as
       a Member of the Revision Commission

6.7    Election of Sergey G. Khodacevich as a Member             Mgmt          For                            For
       of the Revision Commission

7      Approve the Rosexpertiza LLC as the Auditor               Mgmt          For                            For
       of MMC Norilsk Nickel's 2009 Russian accounting
       statements

8.1    Approve the principle amount of remuneration              Mgmt          For                            For
       to be paid to an Independent Director shall
       be USD 62,500 per quarter [to be paid in Russian
       Rubles at the exchange rate fixed by the Bank
       of Russia on the day of payment] and that expenses
       in the amount of up to RUB 2 million year shall
       be reimbursed upon presentation of document
       proof, the above mentioned sum is gross of
       taxes and charges applicable, if an Independent
       Director presides over a Board Committee to
       establish that the additional remuneration
       in the amount of USD 31,250 per quarter, shall
       be paid to such Independent Director for each
       presided Committees [to be paid in Russian
       Rubles at the exchange rate fixed by the bank
       of Russian on the Day of payment] the above
       mentioned sum is gross of taxes and charges
       applicable, to establish that the principle
       amount of remuneration to be paid to Chairman
       of the Board of Directors, in case he is an
       Independent Director, shall be USD 2,500,000
       per year [to be paid in Russian Rubbles at
       the exchange rate fixed by the Bank of Russia
       on the day of payment], the above mentioned
       sum is gross of taxes and charges applicable,
       to establish that the amount of annual bonus
       to be paid to a Chairman of the Board of Directors,
       in case he is an Independent Director, shall
       be USD 3,000,000 per year [to be paid in Russian
       Rubles at the exchange rate fixed by the bank
       of Russia on the day of payment], the above
       mentioned sum is gross of taxes and charges
       applicable, remuneration sums mentioned in
       clauses 1, 2, 3 and 4 of this resolution shall
       be paid for the period from 29 JUN 2010 and
       to date, on which the term of the respective
       Independent Director will end and/ or until
       he/she ceases to carry out his/her professional
       duties as Chairman of the Committee respectively

8.2    Approve the Incentive Program - Option Plan               Mgmt          For                            For
       for Independent Directors of MMC Norilsk Nickel,
       to establish that the program will be valid
       from 29 JUN 2010 to 30 JUN 2011

9      Approve the value of property being the subject           Mgmt          For                            For
       of interrelated transactions to indemnify Members
       of the Board of Directors and Members of the
       Management Board of OJSC MMC Norilsk Nickel
       against damages the aforementioned persons
       may incur in their respective positions specified
       above shall not exceed USD 115,000,000 for
       each transaction

10     Approve the interrelated transactions, to which           Mgmt          For                            For
       all the Members of the Board of Directors and
       Members of the Management Board of OJSC MMC
       Norilsk Nickel are interested parties, and
       which involve the obligations of OJSC MMC Norilsk
       Nickel to indemnify Members of the Board of
       Directors and Members of the Management Board
       of OJSC MMC Norilsk Nickel against damages
       the aforementioned persons may incur in their
       respective positions specified above, shall
       not exceed USD 115,000,000 for each such person

11     Approve that the value of services involving              Mgmt          For                            For
       liability insurance for members of the Board
       of Directors and Members of the Management
       Board of OJSC MMC Norilsk Nickel with liability
       limited to USD 150,000,000 and additional insurance
       coverage limit of USD 50,000,000 shall not
       exceed USD 1,200,000

12     Approve the transaction, to which all Members             Mgmt          For                            For
       of the Board of Directors and the Members of
       the Management Board of OJSC MMC Norilsk Nickel
       are interested parties, involving liability
       insurance for Members of the Board of Directors
       and Members of the Management Board of OJSC
       MMC Norilsk Nickel who will be beneficiary
       parties to the transaction by a Russian Insurance
       Company, for the 1 year term with liability
       limited to USD 150,000,000 and additional insurance
       coverage limit of USD 50,000,000 and with premium
       to insurer not exceeding USD 1,200,000

13     Approve the interrelated transactions between             Mgmt          Against                        Against
       OJSC MMC Norilsk Nickel and CJSC Normetimpex
       considered to be interested parties transaction
       under which OJSC MMC Norilsk Nickel delegates
       CJSC Normetimpex execution of legal and other
       actions, envisaged at sales in domestic and
       international market till DEC 2013 inclusive,
       belongings of OSJC MMC Norilsk Nickel, nickel
       and nickel products in the amount up to 240,000
       tonnes, copper products in the amount up to
       450,000 tonnes, cobalt and cobalt products
       in the amount up to 5,000 tonnes, platinum
       and platinum products in the amount up to 100
       kg, palladium products in the amount up to
       5 kg gold in the amount up to 4,500 kg silver
       in the amount up to 75,000 kg selenium in the
       amount up to 100 tonnes, tellurium in the amount
       up to 1 tonnes, sulfur in the amount up to
       200,000 tonnes at preliminary agreed terms
       and conditions with OJSC MMC Morilsk Nickel,
       information on subject, price and other important
       terms and conditions of the transactions to
       be approved are stated in orders [Annex1-2],
       in main pricing conditions for export and domestic
       sales of the Company's goods [Annex9] to engagement
       agreement N2HH/581-2009 dated 28 AUG 2009 [Annex4]
       Commissioning agreement N2HH/1001-2009 dated
       21 DEC 2009




--------------------------------------------------------------------------------------------------------------------------
 OJSC OC ROSNEFT                                                                             Agenda Number:  702455189
--------------------------------------------------------------------------------------------------------------------------
        Security:  67812M207
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  US67812M2070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Company annual report                         Mgmt          For                            For

2      Approve the Company annual accounting statements,         Mgmt          For                            For
       including profit and loss   statements (Profit
       and Loss Accounts)

3      Approve the distribution of the Company profits           Mgmt          For                            For
       based on the results of the   year 2009

4      Approve the amounts, timing, and form of payment          Mgmt          For                            For
       of dividends in accordance   with the results
       of the year 2009

5      Approve the remuneration and reimbursement of             Mgmt          For                            For
       expenses for members of the     Board of Directors
       of the Company

0      PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE   ELECTION OF
       DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
       REMOVED FOR THIS       MEETING. PLEASE NOTE
       THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE
       CUMULATED.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.

6.1    Election of Bogdanov Vladimir Leonidovich as              Mgmt          For                            For
       a Member of the Board of         Directors
       of the Company

6.2    Election of Bogdanchikov Sergey Mikhailovich              Mgmt          For                            For
       as a Member of the Board of      Directors
       of the Company

6.3    Election of Kostin Andrey Leonidovich as a Member         Mgmt          For                            For
       of the Board of Directors   of the Company

6.4    Election of Kudryashov Sergey Ivanovich as a              Mgmt          For                            For
       Member of the Board of Directors of the Company

6.5    Election of Nekipelov Alexander Dmitrievich               Mgmt          For                            For
       as a Member of the Board of       Directors
       of the Company

6.6    Election of Petrov Youriy Alexandrovich as a              Mgmt          For                            For
       Member of the Board of Directors of the Company

6.7    Election of Reous Andrey Georgievich as a Member          Mgmt          For                            For
       of the Board of Directors of the Company

6.8    Election of Rudloff Hans-Joerg as a Member of             Mgmt          For                            For
       the Board of Directors of the   Company

6.9    Election of Sechin Igor Ivanovich as a Member             Mgmt          For                            For
       of the Board of Directors of    the Company

6.10   Election of Tokarev Nikolay Petrovich as a Member         Mgmt          For                            For
       of the Board of Directors   of the Company

7.1    Election of Kobzev Andrey Nikolaevich as a Member         Mgmt          For                            For
       of the Internal Audit       Commission of the
       Company

7.2    Election of Pakhomov Sergey Alexandrovich as              Mgmt          For                            For
       a Member of the Internal Audit   Commission
       of the Company

7.3    Election of Pesotskiy Konstantin Valerievich              Mgmt          For                            For
       as a Member of the Internal      Audit Commission
       of the Company

7.4    Election of Fisenko Tatiana Vladimirovna as               Mgmt          For                            For
       a Member of the Internal Audit    Commission
       of the Company

7.5    Election of Yugov Alexander Sergeevich as a               Mgmt          For                            For
       Member of the Internal Audit      Commission
       of the Company

8      Election of the External Auditor of the Company           Mgmt          For                            For

9.1    Approve the related party transactions: providing         Mgmt          For                            For
       by OOO 'RN-Yuganskneftegas' of the services
       to the Company on production at oil and gas
       fields, the       licenses for development
       thereof held by the Company, production of
       oil in    the amount of 63,435.0 thousand tons
       and production of associated gas in the  amount
       of 3,916.0 million cubic meters for the overall
       maximum amount of      115,000,000.0 thousand
       Roubles and on transfer of produced resources
       of       hydrocarbons to the Company for further
       distribution

9.2    Approve the related party transactions: providing         Mgmt          For                            For
       by OJSC 'AK 'Transneft' of  the services to
       the Company on transportation of crude oil
       by long-distance   pipelines in the quantity
       of 114,000.0 thousand tons for a fee not exceeding
       the overall maximum amount of 167,000,000.0
       thousand Roubles in the year 2011

9.3    Approve the related party transactions: execution         Mgmt          For                            For
       by the Company of the       General Agreement
       with OJSC 'Russian Regional Development Bank'
       on the        general terms and conditions
       of deposit transactions and transactions within
       this General Agreement on deposit by the Company
       of its cash funds in         Roubles, and/or
       in USA dollars, and/or in EURO at accounts
       with OJSC 'Russian Regional Development Bank'
       for the maximum amount of 493,000,000.0 thousand
       Roubles at the specified terms and conditions

9.4    Approve the related party transactions: execution         Mgmt          For                            For
       by the Company of the       general agreement
       with OJSC Bank VTB on general terms and conditions
       of       deposit transactions and transactions
       within this general agreement on        deposit
       by the Company of its cash funds in Roubles,
       and/or in USA dollars,   and/or in EURO at
       accounts with OJSC Bank VTB for the maximum
       amount of       493,000,000.0 thousand Roubles
       at the specified terms and conditions

9.5    Approve the related party transactions: execution         Mgmt          For                            For
       by the Company of the       general agreement
       with OJSC 'Russian Regional Development Bank'
       on general    terms and conditions of foreign
       currency exchange transactions and
       transactions within this General Agreement
       on purchase and sales of foreign   currency
       (forex transactions) with the following currency
       pairs: USA          dollar/rouble, EURO/rouble,
       EURO/USA dollar for the overall maximum amount
       of 238,000,000.0 thousand Roubles at the specified
       exchange rates

9.6    Approve the related party transactions: execution         Mgmt          For                            For
       by the Company of the       general agreement
       with OJSC Bank VTB on general terms and conditions
       of       foreign currency exchange transactions
       with the use of 'Reuter Dealing'       'BS-Client'
       systems and transactions within this General
       Agreement on sales   and purchase of foreign
       currency (forex transactions) with the following
       currency pairs: USA Dollar/Rouble, Euro/Rouble,
       EURO/USA dollar for the       overall maximum
       amount of 578,000,000.0 thousand Roubles at
       the specified     exchange rates

9.7    Approve the related party transactions: the               Mgmt          For                            For
       execution by the Company of the   agreement
       with OJSC 'Russian Regional Development Bank'
       on procedure for      execution of credit transactions
       with the use of 'Reuter Dealing' system and
       also performing of transactions within this
       Agreement on receiving by the     Company of
       loans from OJSC 'Russian Regional Development
       Bank' in Roubles,    and/or in USA dollars,
       and/or in EURO for the overall maximum amount
       of       216,000,000.0 thousand Roubles

9.8    Approve the related party transactions: the               Mgmt          For                            For
       execution by the Company of the   agreement
       with OJSC Bank VTB on procedure for execution
       of credit             transactions with the
       use of 'Reuter Dealing' system and also performing
       of   transactions within this Agreement on
       receiving by the Company of loans from  OJSC
       Bank VTB in Roubles, and/or in USA dollars,
       and/or in EURO for the       overall maximum
       amount of 216,000,000.0 thousand Roubles at
       the specified     terms and conditions




--------------------------------------------------------------------------------------------------------------------------
 OJSC POLYUS GOLD                                                                            Agenda Number:  933130990
--------------------------------------------------------------------------------------------------------------------------
        Security:  678129107
    Meeting Type:  Special
    Meeting Date:  14-Sep-2009
          Ticker:  OPYGY
            ISIN:  US6781291074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO DECLARE INTERIM DIVIDEND UPON THE RESULTS              Mgmt          For                            For
       OF 1ST HALF OF 2009 IN THE AMOUNT OF RUR 6.55
       PER ORDINARY SHARE IN OJSC POLYUS GOLD, AND
       TO RESOLVE THAT DIVIDENDS SHALL BE PAID WITH
       60 DAYS OF THE DATE OF THE RESOLUTION; TO SET
       THE DIVIDEND PAYMENT METHODS: BANK AND POSTAL
       MONEY TRANSFERS.

02     TO APPROVE A RELATED PARTY TRANSACTION BETWEEN            Mgmt          For                            For
       OJSC POLYUS GOLD AND CJSC POLYUS - ACQUISITION
       BY OJSC POLYUS GOLD OF 16 (SIXTEEN) ADDITIONAL
       ORDINARY REGISTERED SHARES IN CJSC POLYUS,
       PLACED BY PRIVATE SUBSCRIPTION WITH THE NOMINAL
       VALUE OF 400 (FOUR HUNDRED RUBLES) EACH AT
       THE PRICE OF 200 000 000 (TWO HUNDRED MILLION)
       RUBLES PER SHARE FOR THE TOTAL AMOUNT OF 3
       200 000 000 (THREE BILLION AND TWO HUNDRED
       MILLION) RUBLES.




--------------------------------------------------------------------------------------------------------------------------
 OJSC POLYUS GOLD                                                                            Agenda Number:  933265060
--------------------------------------------------------------------------------------------------------------------------
        Security:  678129107
    Meeting Type:  Annual
    Meeting Date:  21-May-2010
          Ticker:  OPYGY
            ISIN:  US6781291074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE 2009 ANNUAL REPORT OF OJSC POLYUS          Mgmt          For                            For
       GOLD, THE 2009 RAS FINANCIAL STATEMENTS OF
       OJSC POLYUS GOLD, INCLUDING PROFIT AND LOSS
       STATEMENT.

02     DISTRIBUTION OF PROFITS AND LOSSES OF OJSC POLYUS         Mgmt          For                            For
       GOLD FOR 2009: 1) TO DISTRIBUTE THE 2009 RAS
       NET PROFIT: RUR 1,769,025,492.16 - TO BE DISTRIBUTED
       AS DIVIDENDS; RUR 341,287,018.98 - TO KEEP
       AT THE COMPANY'S DISPOSAL. 2) TO DECLARE DIVIDENDS
       UPON THE 2009 FINANCIAL RESULTS AT THE RATE
       OF RUR 15.83 PER ORDINARY SHARE OF OJSC POLYUS
       GOLD. 3) TO RESOLVE THAT DIVIDENDS SHALL BE
       PAID WITHIN 60 DAYS UPON THE DATE OF THE RESOLUTION.
       4) TO SET THE DIVIDEND PAYMENT METHODS: BANK
       AND POSTAL MONEY TRANSFERS.

4A     TO ELECT AS MEMBER OF THE AUDIT COMMISSION OF             Mgmt          For                            For
       OJSC POLYUS GOLD: ANDREY A. ZAITSEV - HEAD
       OF PLANNING AND BUDGETING DEPARTMENT, CJSC
       POLYUS.

4B     TO ELECT AS MEMBER OF THE AUDIT COMMISSION OF             Mgmt          For                            For
       OJSC POLYUS GOLD: OLGA YU. ROMPEL - ADVISER
       TO THE GENERAL DIRECTOR, CJSC POLYUS.

4C     TO ELECT AS MEMBER OF THE AUDIT COMMISSION OF             Mgmt          For                            For
       OJSC POLYUS GOLD: ALEXANDER G. SPEKTOR - HEAD
       OF CURRENT INVESTMENT PROJECTS CONTROL DEPARTMENT,
       CJSC POLYUS.

4D     TO ELECT AS MEMBER OF THE AUDIT COMMISSION OF             Mgmt          For                            For
       OJSC POLYUS GOLD: OLEG E. CHERNEY - HEAD OF
       DOCUMENTARY OPERATIONS UNIT OF FINANCE DEPARTMENT,
       CJSC POLYUS.

4E     TO ELECT AS MEMBER OF THE AUDIT COMMISSION OF             Mgmt          For                            For
       OJSC POLYUS GOLD: ALEXEY S. SHAIMARDANOV -
       DIRECTOR FOR INTERNATIONAL REPORTING, CJSC
       POLYUS.

05     TO APPROVE LLC ROSEXPERTIZA AS THE COMPANY'S              Mgmt          For                            For
       RAS AUDITOR FOR 2010.

06     TO DETERMINE THE VALUE (INSURANCE PREMIUM) OF             Mgmt          For                            For
       LIABILITY INSURANCE FOR OJSC POLYUS GOLD WITH
       A TOTAL LIMIT OF LIABILITY NOT LESS THAN US$
       20,000,000 IN THE AMOUNT NOT EXCEEDING US$
       150,000.

07     TO APPROVE THE DIRECTORS' AND OFFICERS' LIABILITY         Mgmt          For                            For
       INSURANCE POLICY FOR OJSC POLYUS GOLD, BEING
       A RELATED PARTY TRANSACTION WITH ALL MEMBERS
       OF THE BOARD OF DIRECTORS AS BENEFICIARY PARTIES,
       WITH A RUSSIAN INSURANCE COMPANY FOR THE PERIOD
       FROM 01 JULY 2010 TILL 30 JUNE 2011, WITH A
       TOTAL LIMIT OF LIABILITY NOT LESS THAN US$
       20,000,000 AND INSURANCE PREMIUM NOT EXCEEDING
       US$ 150,000.

08     REMUNERATION AND REIMBURSEMENT OF EXPENSES OF             Mgmt          For                            For
       THE MEMBERS OF THE BOARD OF DIRECTORS OF OJSC
       POLYUS GOLD: 1) TO DETERMINE THAT MEMBERS OF
       OJSC POLYUS GOLD BOARD OF DIRECTORS WHO WILL
       BE RECOGNIZED AS INDEPENDENT BY THE COMPANY'S
       BOARD OF DIRECTORS IN ACCORDANCE WITH THE REQUIREMENTS
       OF PARAGRAPH 6.2.8. OF THE COMPANY'S CHARTER
       AND INTERNATIONAL CORPORATE GOVERNANCE STANDARDS.
       2) TO RESOLVE THAT SHOULD AN "INDEPENDENT DIRECTOR"
       BE ELECTED CHAIRMAN OF THE AUDIT COMMITTEE
       OR STAFF AND REMUNERATION COMMITTEE OF THE
       BOARD OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 OJSC POLYUS GOLD                                                                            Agenda Number:  933309785
--------------------------------------------------------------------------------------------------------------------------
        Security:  678129107
    Meeting Type:  Annual
    Meeting Date:  21-May-2010
          Ticker:  OPYGY
            ISIN:  US6781291074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

3A     ELECTION OF DIRECTOR: ANTON B. AVERIN                     Mgmt          No vote

3B     ELECTION OF DIRECTOR: PAVEL S. GRACHEV                    Mgmt          No vote

3C     ELECTION OF DIRECTOR: EVGENY I. IVANOV                    Mgmt          No vote

3D     ELECTION OF DIRECTOR: ANNA A. KOLONCHINA                  Mgmt          No vote

3E     ELECTION OF DIRECTOR: OLEG YU. LIPATOV                    Mgmt          No vote

3F     ELECTION OF DIRECTOR: LORD PATRICK GILLFORD               Mgmt          No vote

3G     ELECTION OF DIRECTOR: ALEXANDER I. MOSIONZHIK             Mgmt          No vote

3H     ELECTION OF DIRECTOR: MIKHAIL D. PROKHOROV                Mgmt          No vote

3I     ELECTION OF DIRECTOR: ZUMRUD H. RUSTAMOVA                 Mgmt          No vote

3J     ELECTION OF DIRECTOR: EKATERINA M. SALNIKOVA              Mgmt          No vote

3K     ELECTION OF DIRECTOR: VALERY V. SENKO                     Mgmt          No vote

3L     ELECTION OF DIRECTOR: MIKHAIL A. SOSNOVSKY                Mgmt          No vote

3M     ELECTION OF DIRECTOR: MAXIM V. FINSKY                     Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 OJSC SURGUTNEFTEGAS                                                                         Agenda Number:  933299186
--------------------------------------------------------------------------------------------------------------------------
        Security:  868861204
    Meeting Type:  Annual
    Meeting Date:  25-Jun-2010
          Ticker:  SGTZY
            ISIN:  US8688612048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE OJSC "SURGUTNEFTEGAS" ANNUAL REPORT            Mgmt          For
       FOR 2009.

02     TO APPROVE ANNUAL ACCOUNTING STATEMENTS OF OJSC           Mgmt          For
       "SURGUTNEFTEGAS", INCLUDING PROFIT AND LOSS
       STATEMENT FOR 2009".

03     TO APPROVE THE DISTRIBUTION OF PROFIT (LOSS)              Mgmt          For
       OF OJSC "SURGUTNEFTEGAS" FOR 2009. TO DECLARE
       DIVIDEND PAYMENT FOR 2009: FOR A PREFERRED
       SHARE OF OJSC "SURGUTNEFTEGAS" - 1.0488 RUBLES,
       FOR AN ORDINARY SHARE OF OJSC "SURGUTNEFTEGAS"
       - 0.45 RUBLES; DIVIDEND PAYMENT SHALL BE CARRIED
       OUT IN ACCORDANCE WITH THE PROCEDURE RECOMMENDED
       BY THE BOARD OF DIRECTORS. THE DATE WHEN DIVIDEND
       PAYMENT IS COMMENCED IS JULY 01, 2010. THE
       DATE WHEN DIVIDEND PAYMENT IS TERMINATED IS
       AUGUST 24, 2010.

5A     ELECTION OF MEMBER OF OJSC "SURGUTNEFTEGAS"               Mgmt          For
       AUDITING COMMITTEE: KOMAROVA VALENTINA PANTELEEVNA.

5B     ELECTION OF MEMBER OF OJSC "SURGUTNEFTEGAS"               Mgmt          For
       AUDITING COMMITTEE: OLEYNIK TAMARA FEDOROVNA.

5C     ELECTION OF MEMBER OF OJSC "SURGUTNEFTEGAS"               Mgmt          For
       AUDITING COMMITTEE: POZDNYAKOVA VERA ALEKSANDROVNA.

06     TO APPROVE LIMITED LIABILITY COMPANY "ROSEKSPERTIZA"      Mgmt          For
       AS THE AUDITOR OF OJSC "SURGUTNEFTEGAS" FOR
       2010.

07     APPROVE TRANSACTIONS WHICH MAY BE CONDUCTED               Mgmt          For
       IN THE FUTURE BETWEEN OJSC "SURGUTNEFTEGAS"
       AND ITS AFFILIATED PARTIES IN THE COURSE OF
       ITS ORDINARY BUSINESS ACTIVITY, PROVIDED THAT
       ABOVE-MENTIONED TRANSACTIONS COMPLY WITH FOLLOWING
       REQUIREMENTS: TRANSACTION IS AIMED AT PERFORMING
       THE TYPES OF ACTIVITIES STIPULATED BY ARTICLES
       OF ASSOCIATION, AND THE AMOUNT OF TRANSACTION
       IS WITHIN THE AMOUNT OF TRANSACTION THE INDIVIDUAL
       EXECUTIVE BODY OF OJSC "SURGUTNEFTEGAS" IS
       ENTITLED TO PERFORM IN COMPLIANCE WITH FEDERAL
       LAW "ON JOINT STOCK COMPANIES".

08     TO AMEND ITEM 1.2 AS FOLLOWS: "LOCATION OF THE            Mgmt          For
       COMPANY: RUSSIAN FEDERATION, TYUMENSKAYA OBLAST,
       KHANTY-MANSIYSKY AUTONOMOUS OKRUG - YUGRA,
       THE CITY OF SURGUT, UL. GRIGORIYA KUKUYEVITSKOGO,
       1, BLD. 1".




--------------------------------------------------------------------------------------------------------------------------
 OJSC SURGUTNEFTEGAS                                                                         Agenda Number:  933309951
--------------------------------------------------------------------------------------------------------------------------
        Security:  868861204
    Meeting Type:  Annual
    Meeting Date:  25-Jun-2010
          Ticker:  SGTZY
            ISIN:  US8688612048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

4A     ELECTION OF DIRECTOR: ANANIEV SERGEI ALEKSEEVICH          Mgmt          No vote

4B     ELECTION OF DIRECTOR: BOGDANOV VLADIMIR LEONIDOVICH       Mgmt          No vote

4C     ELECTION OF DIRECTOR: BULANOV ALEXANDER NIKOLAEVICH       Mgmt          No vote

4D     ELECTION OF DIRECTOR: GORBUNOV IGOR NIKOLAEVICH           Mgmt          No vote

4E     ELECTION OF DIRECTOR: DRUCHININ VLADISLAV EGOROVICH       Mgmt          No vote

4F     ELECTION OF DIRECTOR: EGOROV OLEG YURIEVICH               Mgmt          No vote

4G     ELECTION OF DIRECTOR: EROKHIN VLADIMIR PETROVICH          Mgmt          No vote

4H     ELECTION OF DIRECTOR: MATVEEV NIKOLAI IVANOVICH           Mgmt          No vote

4I     ELECTION OF DIRECTOR: MEDVEDEV NIKOLAI YAKOVLEVICH        Mgmt          No vote

4J     ELECTION OF DIRECTOR: REZYAPOV ALEXANDER FILIPPOVICH      Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 OLYMPIC ENTERTAINMENT GROUP AS, TALLINN                                                     Agenda Number:  702344300
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5935S101
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  EE3100084021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approval of the annual report  the supervisory            Mgmt          For                            For
       Board of OEG makes the general meeting of OEG
       a proposal to vote in favour of approving the
       annual report of OEG for FY 1 JAN 2009 to 31
       DEC 2009

2      Distribution of profits the Supervisory Board             Mgmt          For                            For
       of OEG makes the general        meeting of
       OEG a proposal to vote in favour of allocating
       the net loss of the FY 31 DEC 2009 in the amount
       of 513,069,000 EEK to the retained earnings
       of   previous periods

3      Amend the Articles of Association of the supervisory      Mgmt          For                            For
       Board of OEG makes the   General Meeting of
       OEG a proposal to vote in favour of adopting
       the Articles  of Association of OEG in the
       new version that will be presented to the AGM

4      Appointment of the Auditor the Supervisory Board          Mgmt          For                            For
       of OEG makes the General




--------------------------------------------------------------------------------------------------------------------------
 OLYMPIC GROUP FINANCIAL INVESTMENT COMPANY S.A.E.                                           Agenda Number:  702293072
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7523J107
    Meeting Type:  OGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  EGS69031C010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Receive the Board of Directors report and its             Mgmt          No Action
       financial positions for the FYE 31 DEC 2009

2      Receive the Board of Auditors report and its              Mgmt          No Action
       financial statement for the FYE  31 DEC 2009

3      Approve the financial statement for the FY 31             Mgmt          No Action
       DEC 2009

4      Approve to release the Board of Directors responsibility  Mgmt          No Action
       upon FYE 31 DEC 2009 and deciding the allowances
       paid to Board of Directors for attending their
       meetings

5      Approve the structure of Board of Directors               Mgmt          No Action

6      Re-appoint the Auditors for the new FY 2010               Mgmt          No Action
       and decide their fees

7      Approve to delegate the Board of Directors to             Mgmt          No Action
       give donations for the year     2010

8      Approve the profit distribution                           Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 OMAN CABLES INDUSTRY SAOG                                                                   Agenda Number:  702286572
--------------------------------------------------------------------------------------------------------------------------
        Security:  M75243101
    Meeting Type:  AGM
    Meeting Date:  23-Mar-2010
          Ticker:
            ISIN:  OM0000001707
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to review the Board of Directors report           Mgmt          For                            For
       for the FYE on 31 DEC 2009

2      Approve to review the Corporate governance report         Mgmt          For                            For
       for the FYE on 31 DEC 2009

3      Approve and receive the Auditors report and               Mgmt          For                            For
       the balance sheet and profit and  loss account
       for the FYE 31 DEC 2009

4      Approve the cash dividend of the shareholders             Mgmt          For                            For
       of 30 % of capital at 30 BZ.    for each share

5      Ratify the payment of sitting fees for the Board          Mgmt          For                            For
       and Committees meetings paid to Members for
       last year 2009 and to allocate and approve
       remuneration for    the next year

6      Approve to distribute the Directors remuneration          Mgmt          For                            For
       amounting to OMR 190350

7      Approve to inform the Board of Directors about            Mgmt          For                            For
       transactions which the Company had processed
       with the concerned parties during the FYE 31
       DEC 2009

8      Appointment of accounts Auditors for the FYE              Mgmt          For                            For
       31 DEC 2010 and to allocate




--------------------------------------------------------------------------------------------------------------------------
 OMAN CEMENT, RUWI                                                                           Agenda Number:  702291523
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7524G102
    Meeting Type:  AGM
    Meeting Date:  20-Mar-2010
          Ticker:
            ISIN:  OM0000001749
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the report of the Board of Directors              Mgmt          For                            For
       for the FYE 31 DEC 2009

2      Approve the Corporate Governance report for               Mgmt          For                            For
       the FYE 31 DEC 2009

3      Receive the Auditors report and approve the               Mgmt          For                            For
       balance sheet and profit and loss account for
       the YE 31 DEC 2009

4      Approve the proposal distribute cash dividend             Mgmt          For                            For
       at the rate of 37% of the       capital i.e.
       BZS 37 per share

5      Approve the sitting fees for the Directors and            Mgmt          For                            For
       Sub Committees for the past    year and determination
       of sitting fees for the year 2010 as attached

6      Approve the Directors remuneration at OMR 117000          Mgmt          For                            For
       for the past year

7      Approve to inform the meeting of related party            Mgmt          For                            For
       transactions during the FYE    2009 as attached
       for approval

8      Approve the related party transactions proposed           Mgmt          For                            For
       for the FYE 31 DEC 2010 as    attached

9      Appoint the Auditors of the Company for the               Mgmt          For                            For
       FYE 31 DEC 2010 and fixing their

10     Election of three members of the Board of Directors       Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 OMAN FLOUR MILLS, MUSCAT                                                                    Agenda Number:  702087772
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7525F103
    Meeting Type:  AGM
    Meeting Date:  17-Sep-2009
          Ticker:
            ISIN:  OM0000001400
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Directors report for the FYE on               Mgmt          For                            For
       30 JUN 2009

2.     Approve the Corporate Governance report for               Mgmt          For                            For
       the FYE on 30 JUN 2009

3.     Approve the Auditors report, the balance sheet            Mgmt          For                            For
       and the profit and loss account for the FYE
       on 30 JUN 2009

4.     Approve to distribute cash dividends to the               Mgmt          For                            For
       shareholders at 20 per of the paid capital
       20 Baizes for share

5.     Approve the Board and the Board Committees attendance     Mgmt          For                            For
       remuneration received by the Directors for
       the FYE on 30 JUN 2009 and to determine the
       remuneration for next year

6.     Approve to distribute OMR 168100 as bonus to              Mgmt          For                            For
       the Directors for the FYE on 30 JUN 2009

7.     Approve to inform the assembly about related              Mgmt          For                            For
       parties transactions carried out during the
       FYE on 30 JUN 2009

8.     Approve the related parties transactions that             Mgmt          For                            For
       the Company shall carry out during the FYE
       on 30 JUN 2010

9.     Authorize the Board to pay OMR 30000 for donation         Mgmt          For                            For
       during the FYE on 30 JUN 2010

10.    Elect a Member for the Board to replace a resigned        Mgmt          For                            For
       Director

11.    Appoint the Auditors and approve to determine             Mgmt          For                            For
       their fees for the FYE on 30 JUN 2010




--------------------------------------------------------------------------------------------------------------------------
 OMAN INTERNATIONAL BANK SAOG                                                                Agenda Number:  702287358
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7524J106
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  OM0000001517
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to review the Board of Directors report           Mgmt          For                            For
       for the FYE on 31 DEC 2009

2      Receive the report of the Corporate Governance            Mgmt          For                            For
       and the Management discussions and analysis
       report for the FYE on 31 DEC 2009

3      Approve the Auditors report and the balance               Mgmt          For                            For
       sheet and profit and loss account for the FYE
       31 DEC 2009

4      Approve the cash dividend to shareholders of              Mgmt          For                            For
       22% of the share capital at 22   BZ, for each
       share

5      Ratify payment of sitting  fees for the Board             Mgmt          For                            For
       and Committees meetings paid to Members for
       last year 2009 as stated in the enclosure and
       to allocate and     approve remuneration for
       the next year according to enclosure

6      Approve to inform the Board of Directors about            Mgmt          For                            For
       transactions which the Company had processed
       with the concerned parties during the FYE 31
       DEC 2009 as        specified

7      Appointment of Accounts Auditors for the FYE              Mgmt          For                            For
       31 DEC 2010 and to allocate

8      Approve to allocate OMR 100000 for the Board              Mgmt          For                            For
       of Directors to be used for      charity during
       2010




--------------------------------------------------------------------------------------------------------------------------
 OMAN NATIONAL INVESTMENT CORPORATION HOLDING, MUSCAT                                        Agenda Number:  702247253
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8157S108
    Meeting Type:  OGM
    Meeting Date:  01-Mar-2010
          Ticker:
            ISIN:  OM0000002614
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Board of Directors recommendation             Mgmt          For                            For
       for the sale of 5,999,996       shares  representing
       99.99% stakes  in Al Ahlia Insurance Co. SAOC
       for OMR 19 million  Note: the sale price is
       subject to a net asset value adjustment on
       completion

2.     Approve the purchase of 4,520,930 shares representing     Mgmt          For                            For
       20.03% stake in RSA     Oman for R.O 6.48 million




--------------------------------------------------------------------------------------------------------------------------
 OMAN NATIONAL INVESTMENT CORPORATION HOLDING, MUSCAT                                        Agenda Number:  702297208
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8157S108
    Meeting Type:  OGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  OM0000002614
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Board of Directors report for the             Mgmt          For                            For
       FYE 31 DEC 2009

2.     Approve the corporate governance report for               Mgmt          For                            For
       the FYE 31 DEC 2009

3.     Approve the Auditors report and the balance               Mgmt          For                            For
       sheet, profit and loss accounts for the FYE
       31 DEC 2009

4.     Approve the Boards proposal to distribute 20%             Mgmt          For                            For
       cash dividends 20 Baisas per share of the paid
       up capital for the 9 months of the FY 2009

5.     Approve the Boards proposal to distribute 5%              Mgmt          For                            For
       stock dividends 5 shares for every 100 shares
       of the paid up capital for the 9 months of
       the FY 2009

6.     Approve the sitting fees for the Board of Directors       Mgmt          For                            For
       and its Committees for the FYE 31 DEC 2009
       and fix sittings fees for the FYE 31 DEC 2010

7.     Approve the proposed Directors remuneration               Mgmt          For                            For
       of OMR 159000 for the FYE 31 DEC 2009

8.     Ratify all related parties transactions for               Mgmt          For                            For
       the FYE 31 DEC 2009

9.     Elect new Board of Directors for the Company              Mgmt          For                            For

10.    Appoint the Auditors for the FY ending 31 DEC             Mgmt          For                            For
       2010 and approve to determine their fees




--------------------------------------------------------------------------------------------------------------------------
 OMAN TELECOMMUNICATIONS (OMANTEL) S.A.O.G., MUSCAT                                          Agenda Number:  702291600
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7524Z100
    Meeting Type:  AGM
    Meeting Date:  29-Mar-2010
          Ticker:
            ISIN:  OM0000003026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to study the Directors report for the             Mgmt          For                            For
       YE 31 DEC 2009

2      Approve to study the Company's Corporate Governance       Mgmt          For                            For
       report for the YE 31 DEC  2009

3      Approve to study the Auditors report, the balance         Mgmt          For                            For
       sheet and profit and loss   account for the
       FYE 31 DEC 2009

4      Approve the Board proposal to distribute Cash             Mgmt          For                            For
       dividends of 100% of the paid   up capital
       i.e. 100 Baizas per share

5      Approve the Board remuneration of Rial 146000             Mgmt          For                            For
       for  the Board of Directors

6      Ratify the sitting fees paid to the Board of              Mgmt          For                            For
       Directors and the Boards         subcommittees
       during the YE 31 DEC 2009 and to determine
       the sitting fees for the current year 2010

7      Approve to notify Shareholders with the related           Mgmt          For                            For
       party transactions entered    into the ordinary
       course of business during the year 2009 as
       detailed in the  note 44 of the financial statement

8      Authorize the Board of Directors to donate to             Mgmt          Against                        Against
       the social organization up to   Rial 150000
       maximum

9      Appointment of the Auditors for the YE 31 DEC             Mgmt          For                            For
       2010 and approve their fees




--------------------------------------------------------------------------------------------------------------------------
 OMINVEST, MUSCAT                                                                            Agenda Number:  702291701
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7525G101
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  OM0000001533
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Board of Directors report for the             Mgmt          For                            For
       FYE 31 DEC 2009

2      Approve the Corporate Governance report for               Mgmt          For                            For
       the FYE 31 DEC 2009

3      Approve the Auditors report statement of financial        Mgmt          For                            For
       position and statement of  comprehensive income
       for the FYE 31 DEC 2009

4      Approve the proposed cash dividend of 10 Baizas           Mgmt          For                            For
       per share that is 10% of the  paid up share
       capital for the FYE 31 DEC 2009

5      Approve the proposed stock dividend of 15 share           Mgmt          For                            For
       for every 100 shares that is  15% of the paid
       up capital for the FYE 31 DEC 2009 such distribution
       would    increase the paid up share capital
       for 200000000 shares to 230000000 shares
       of 100 Baizas each

6      Ratify the sitting fees of OMR 47500 paid to              Mgmt          For                            For
       the Board of Directors and its   committees
       I for the FYE 31 DEC 2009 details of which
       are shown in the        corporate governance
       report and approve the sitting fees for 2010
       at OMR 500  per Director for each meeting attended

7      Approve the Directors remuneration of OMR 152500          Mgmt          For                            For
       for the FYE 31 DEC 2009

8      Approve to inform the shareholders of the related         Mgmt          For                            For
       party transactions during   the FYE 31 DEC
       2009 as detailed in note 24 to the audited
       financial           statements

9      Authorize the Board of Directors to make donation         Mgmt          Against                        Against
       for the year 2010 in an     amount not exceeding
       in aggregate OMR 50000

10     Appointment of the Auditors for the FY ending             Mgmt          For                            For
       31 DEC 2010 and approve their




--------------------------------------------------------------------------------------------------------------------------
 ONA MAROC SA                                                                                Agenda Number:  702404029
--------------------------------------------------------------------------------------------------------------------------
        Security:  V68601216
    Meeting Type:  OGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  MA0000010316
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report of the Board of Directors              Mgmt          No Action
       and the report of the Auditors   on accounts
       of the FY ending on 31 DEC 2009; approve the
       said accounts

2      Approve the quietus to the Directors and to               Mgmt          No Action
       the Auditors

3      Receive the special report of the Auditors on             Mgmt          No Action
       conventions provided for in     Article 56,
       Act 17-95; approve the operations finalized
       or executed during    the FY

4      Approve the appropriation of results                      Mgmt          No Action

5      Approve to renew the mandate of Directors                 Mgmt          No Action

6      Approve the Management practice                           Mgmt          No Action

7      Approve the powers to be conferred                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ORACLE FINANCIAL SERVICES SOFTWARE LTD, MUMBAI                                              Agenda Number:  702062340
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3864R102
    Meeting Type:  AGM
    Meeting Date:  25-Aug-2009
          Ticker:
            ISIN:  INE881D01027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as on 31 MAR 2009, the profit and loss account
       for the YE on that date, and the reports of
       the Board of Directors and the Auditors thereon

2.     Re-appoint Mr. William T. Comfort, Jr. as a               Mgmt          For                            For
       Director, who retires by rotation

3.     Re-appoint Mr. N. R. Kothandaraman [N. R. K.              Mgmt          For                            For
       Raman] as a Director, who retires by rotation

4.     Re-appoint Mr. Derek Williams as a Director,              Mgmt          For                            For
       who retires by rotation

5.     Appoint the Auditors of the Company and approve           Mgmt          For                            For
       to fix their remuneration

6.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 228 and
       other applicable provisions, if any, of the
       Companies Act, 1956, to appoint Branch Auditors
       to conduct the audit of branch office(s) of
       the Company whether existing or which may be
       opened hereafter, in India or abroad in consultation
       with the Company's Statutory Auditors, any
       person(s) qualified to act as Branch Auditors
       within the meaning of Section 228 of the Act;
       and to fix their remuneration

7.     Appoint Ms. Dorian Daley as a Director of the             Mgmt          For                            For
       Company, liable to retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 ORASCOM CONSTR INDS S A E                                                                   Agenda Number:  702174359
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7525D108
    Meeting Type:  OGM
    Meeting Date:  23-Dec-2009
          Ticker:
            ISIN:  EGS65901C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the Board of Directors decisions for              Mgmt          No Action
       the period from 01 JAN 2009 to 30 NOV 2009

2.     Approve the modification to the Chairman and              Mgmt          No Action
       the delegated Member functions

3.     Authorize the verified signatures for all Banks           Mgmt          No Action
       treaments

4.     Approve all the company guarantee contracts               Mgmt          No Action
       and authorize who is delegated to sign on these
       contracts

5.     Approve the bail provisions and conditions related        Mgmt          No Action
       to Orascowalia Company




--------------------------------------------------------------------------------------------------------------------------
 ORASCOM CONSTR INDS S A E                                                                   Agenda Number:  702174361
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7525D108
    Meeting Type:  EGM
    Meeting Date:  23-Dec-2009
          Ticker:
            ISIN:  EGS65901C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the modifying decision taken in the               Mgmt          No Action
       extraordinary assembly meeting dated 27 DEC
       2006 regarding bonus and remuneration system

2.     Approve the renewal of decision of increasing             Mgmt          No Action
       the issued capital of the Company taken according
       to the decision regarding bonus and remuneration
       in the extra ordinary assembly meeting dated
       27 DEC 2006

3.     Approve the modifying issues No. 6 and 7                  Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ORASCOM CONSTR INDS S A E                                                                   Agenda Number:  702421164
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7525D108
    Meeting Type:  OGM
    Meeting Date:  24-May-2010
          Ticker:
            ISIN:  EGS65901C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Receive the Board of Directors report of the              Mgmt          No Action
       Company activity and results of the  unconsolidated
       financial statements  of the FYE  31 DEC 2009

2      Receive the Auditor report of the unconsolidated          Mgmt          No Action
       financial statements of the  FYE 31 DEC 2009

3      Approve the unconsolidated  financial statements          Mgmt          No Action
       of the  FYE 31 DEC 2009

4      Approve the Board proposal  regarding the proposed        Mgmt          No Action
       profit  distribution       account list of
       the unconsolidated financial statements  of
       the FYE  13 DEC   2009

5      Grant discharge of the President  and members             Mgmt          No Action
       of the Board and  evacuating    their responsibility
       during the FYE  31 DEC 2009

6      Approve to renew the term of office of the                Mgmt          No Action
       President and members of the      Board of
       Directors of the Company for  3 years

7      Authorize the Board to make  compensation contracts       Mgmt          No Action
       with the  Company         shareholders or Board
       of Director members or any following Company

8      Approve the determining rewards and attendance            Mgmt          No Action
       and transportation  allowances for the President
       and  Board members of the FYE 31 DEC 2009

9      Re-appoint the Company Auditor  and approve               Mgmt          No Action
       to determine his fees for the FYE 31 DEC 2009

10     Adopt the donation done during  FYE 31 DEC 2009           Mgmt          No Action
       and  licensing the board to   give  donations
       above 1000 EGP during  FYE 31 DEC 2009




--------------------------------------------------------------------------------------------------------------------------
 ORASCOM CONSTR INDS S A E                                                                   Agenda Number:  702423245
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7525D108
    Meeting Type:  EGM
    Meeting Date:  24-May-2010
          Ticker:
            ISIN:  EGS65901C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the issuance of corporate bonds fourth            Mgmt          No Action
       issue that are tradable but not convertible
       to shares with a maximum amount of EGP 1.650
       billion and authorize the Board of Director
       to determine all the requirements for the issue
       of these bonds and take all necessary actions

2.     Approve to determine those who are the authorized         Mgmt          No Action
       signers on sponsorship contracts, decree




--------------------------------------------------------------------------------------------------------------------------
 ORASCOM HOTEL HOLDING, CAIRO                                                                Agenda Number:  702038440
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7525Y102
    Meeting Type:  OGM
    Meeting Date:  22-Jul-2009
          Ticker:
            ISIN:  EGS70391C015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

1.     Receive the Board of Directors report for the             Mgmt          No Action
       FYE 31 DEC 2008

2.     Receive the Board of Auditors report for the              Mgmt          No Action
       FYE 31 DEC 2008

3.     Approve to release the Board of Directors responsibility  Mgmt          No Action
       for the FYE 31 DEC 2008

4.     Approve the financial statements for the YE               Mgmt          No Action
       31 DEC 2008

5.     Re-appoint the Auditors for the new FY 2009               Mgmt          No Action

6.     Approve to decide the allowances paid to the              Mgmt          No Action
       Board of Directors for attending their meetings

7.     Authorize the Board of Directors to give donations        Mgmt          No Action
       during the FY 2009 and approve the donations
       paid during the FY 2008 and 2007




--------------------------------------------------------------------------------------------------------------------------
 ORASCOM HOTEL HOLDING, CAIRO                                                                Agenda Number:  702040887
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7525Y102
    Meeting Type:  EGM
    Meeting Date:  22-Jul-2009
          Ticker:
            ISIN:  EGS70391C015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Amend Article numbers 2, 20 and 38 of the Companys        Mgmt          No Action
       basic decree




--------------------------------------------------------------------------------------------------------------------------
 ORASCOM TELECOM S A E                                                                       Agenda Number:  702112169
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7526D107
    Meeting Type:  EGM
    Meeting Date:  22-Oct-2009
          Ticker:
            ISIN:  EGS74081C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to discuss the reduction of capital               Mgmt          No Action
       and what will follow by modifying the Articles
       No 6 and 7 from the Company main system




--------------------------------------------------------------------------------------------------------------------------
 ORASCOM TELECOM S A E                                                                       Agenda Number:  702178256
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7526D107
    Meeting Type:  EGM
    Meeting Date:  27-Dec-2009
          Ticker:
            ISIN:  EGS74081C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the capital increase by maximum 5 billion         Mgmt          No Action
       EGP

2.     Approve to modify the Article No. 6 and 7                 Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ORASCOM TELECOM S A E                                                                       Agenda Number:  702348512
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7526D107
    Meeting Type:  OGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  EGS74081C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve and adopt the Board of Directors report           Mgmt          No Action
       of the Company activity       during FYE 31
       DEC 2009

2      Approve and adopt of financial statements of              Mgmt          No Action
       the FYE 31 DEC 2009 and the      balance sheet,
       profit and loss accounts for FYE 31 DEC 2009

3      Approver the Auditor report of the FYE 31 DEC             Mgmt          No Action
       2009

4      Approve to discuss the proposal of the profit             Mgmt          No Action
       distribution for the FYE 31 DEC 2009

5      Approve to release the Board President and Members        Mgmt          No Action
       for the FYE 31 DEC 2009

6      Approve the determine rewards and allowances              Mgmt          No Action
       of the Board for the FYE 31 DEC  2009

7      Appointment of the Auditor for the FYE 31 DEC             Mgmt          No Action
       2010 and approve to determine

8      Authorize the Board to make netting contracts             Mgmt          No Action
       with subsidiary and sister      Companies

9      Authorize the Board to make loan and mortgage             Mgmt          No Action
       contracts and issuing           guarantees
       to lenders for the Company, subsidiary and
       sister Companies

10     Approve the donations during 2009 and authorize           Mgmt          No Action
       the Board to donate during    2010

11     Approve to discuss the possible Board restructure         Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ORBIS S.A., WARSZAWA                                                                        Agenda Number:  702423017
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6007Y109
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  PLORBIS00014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the meeting                                    Mgmt          For                            For

2      Approve the statement of meeting's legal validity         Mgmt          For                            For
       and its ability to adopt    resolutions

3      Election of Scrutiny Commission due to shareholders       Mgmt          For                            For
       proposal

4      Approve the agenda                                        Mgmt          For                            For

5      Approve the presentation of Supervisory Board             Mgmt          For                            For
       written reports on evaluation   of: a)financial
       statement for 2009, management Board report
       and its proposal  of profit distribution for
       2009 b)consolidated financial report of capital
       group for 2009 and Management Board's report

6      Approve the presentation of Supervisory Board             Mgmt          For                            For
       brief evaluation of Company's   situation

7      Approve the Management Board's report for Company         Mgmt          For                            For
       activity for 2009

8      Approve the financial report for 2009                     Mgmt          For                            For

9      Approve the profit distribution for 2009                  Mgmt          For                            For

10     Receive the consolidated financial report of              Mgmt          For                            For
       Capital Group and Management     Board's report
       from Capital Group's activity for 2009

11     Grant the acceptance of duties for Members of             Mgmt          For                            For
       Management Board for 2009

12     Grant the acceptance of duties for Members of             Mgmt          For                            For
       Supervisory Board for 2009

13     Approve the results of elections for new members          Mgmt          For                            For
       of Supervisory Board for VII term

14     Approve the new members of Supervisory Board              Mgmt          For                            For
       for VII term

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ORGANIZACION SORIANA SAB DE CV                                                              Agenda Number:  702347736
--------------------------------------------------------------------------------------------------------------------------
        Security:  P8728U167
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  MXP8728U1671
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Approve the presentation of the report from               Mgmt          For                            For
       the General Director, including   the financial
       statements and the opinion from the outside
       Auditors of the     Company and its subsidiaries
       relative to the 2009 FY, in accordance with
       that which is established by the securities
       market law, discussion and after       taking
       cognizance of the report and the opinion of
       the Board of Directors     regarding the information
       from the General Director, the report from
       the      audit and the Corporate Practices
       Committee, the report regarding accounting
       policies and criteria adopted and the report
       regarding the review of the tax  situation
       of the Company

II     Approve the presentation, discussion and the              Mgmt          For                            For
       report of the activities in      which the
       Board of Directors intervened

III    Approve the discussion and if relevant, of the            Mgmt          For                            For
       proposal for a resolution      regarding a)
       allocation of profit, b) plan for the payment
       of dividends in    the amount of MXN 0.1926
       per share, and c) the maximum amount of funds
       that   can be allocated to the purchase of
       the shares of the Company

IV     Election of Board of Directors and the Members            Mgmt          For                            For
       of Committees, and the

V      Approve the presentation, discussion and the              Mgmt          For                            For
       matters related to updating the  prospectus
       of the revolving short and long term stock
       exchange certificate    program by up to a
       total authorized amount of MXN 15,000,000,000.00
       or its    equivalent in investment units, for
       which the Company is responsible

VI     Ratify the powers of attorney granted in favor            Mgmt          For                            For
       of S.D. Indeval Institution    Para El Deposito
       De Valores, S.A. DE C.V

VII    Grant powers of attorney to officers of the               Mgmt          For                            For
       Company

VIII   Approve the designation of special delegates              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ORIENTAL WEAVERS GROUP                                                                      Agenda Number:  702274678
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7558V108
    Meeting Type:  OGM
    Meeting Date:  21-Mar-2010
          Ticker:
            ISIN:  EGS33041C012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Receive the Board of Directors' report and its            Mgmt          No Action
       financial positions for the    FYE 31 DEC 2009

2      Receive the Board of Auditors' report and its             Mgmt          No Action
       financial statement for the FYE 31 DEC 2009

3      Approve the financial statement for the YE 31             Mgmt          No Action
       DEC 2009

4      Approve to release the Board of Directors responsibility  Mgmt          No Action
       upon FYE 31 DEC 2009

5      Approve the allowances paid to Board of Directors         Mgmt          No Action
       for attending their         meetings

6      Appointment of Auditors for the new FYE 31 DEC            Mgmt          No Action
       2010 and approve to decide

7      Approve the delegation of Board of Directors              Mgmt          No Action
       to give donations for the year   2009

8      Approve the profit distribution                           Mgmt          No Action

9      Approve the modification in Board of Directors            Mgmt          No Action

10     Approve to announce the Board of Directors decision       Mgmt          No Action
       of acquiring 99.014 %     from Rozitex Company




--------------------------------------------------------------------------------------------------------------------------
 ORION CORPORATION, SEOUL                                                                    Agenda Number:  702196393
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y88860104
    Meeting Type:  EGM
    Meeting Date:  05-Feb-2010
          Ticker:
            ISIN:  KR7001800002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

1.     Elect the Directors                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ORION CORPORATION, SEOUL                                                                    Agenda Number:  702286990
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y88860104
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  KR7001800002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the 54th balance sheet, income statement          Mgmt          For                            For
       and proposed disposition of  retained earnings

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of Directors candidates Hwagyeong Lee,           Mgmt          For                            For
       Byungyoon Jung  External

4      Election of Sangyoon Lee as an Auditor                    Mgmt          For                            For

5      Approve the limit of remuneration for the Directors       Mgmt          For                            For

6      Approve the limit of remuneration for the Auditors        Mgmt          For                            For

7      Amend the Retirement Benefit Plan for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ORMAT INDUSTRIES LTD                                                                        Agenda Number:  702069344
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7571Y105
    Meeting Type:  EGM
    Meeting Date:  15-Sep-2009
          Ticker:
            ISIN:  IL0002600182
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve to update the terms of employment by              Mgmt          For                            For
       Ormat Technologies, a US subsidiary traded
       on NASDAQ, of Y. Brunitski, a Member of the
       controlling family, in the office of president
       and COO of Ormat Technologies, in such manner
       that his annual bonus will be 0.75% of the
       net profit in excess of USD 2 million

2.     Approve the amendment of a 2005 agreement with            Mgmt          For                            For
       a Company that is 40% owned by Y. Brunitski,
       another Member of the controlling family, for
       the grant of services of support and maintenance
       of ERP Software, by updating the consideration
       to NIS 220 an hour up to NIS 120,000 a year




--------------------------------------------------------------------------------------------------------------------------
 ORMAT INDUSTRIES LTD                                                                        Agenda Number:  702070462
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7571Y105
    Meeting Type:  OGM
    Meeting Date:  15-Sep-2009
          Ticker:
            ISIN:  IL0002600182
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the financial statements and the Directors'       Mgmt          For                            For
       report for the year 2008

2.     Re-appoint the Accountant Auditors                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OSEM INVESTMENT LTD                                                                         Agenda Number:  702174208
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7575A103
    Meeting Type:  SGM
    Meeting Date:  29-Dec-2009
          Ticker:
            ISIN:  IL0003040149
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the financials statements and the Directors'      Mgmt          For                            Split
       report for the year 2008

2.     Re-appoint Dan Proper, Gad Proper, Abraham Finklestein,   Mgmt          For                            Split
       Itzhak Yarkoni, Gabby Haik, Eli Zohar, Fritz
       Van-Dyke, Richard Sykes, Heann Lutti and Pierre
       Streit as the Officiating Directors; and appoint
       Pierre Schaufelberger as an additional Director;
       and the External Directors continue in office
       by provision of law

3.     Re-appoint the Accountant-Auditors                        Mgmt          For                            Split




--------------------------------------------------------------------------------------------------------------------------
 OSEM INVESTMENT LTD                                                                         Agenda Number:  702346912
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7575A103
    Meeting Type:  SGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  IL0003040149
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Appointment of Roger Statler as an additional             Mgmt          For                            Split
       Director

2      Approve the terms of service of the Director              Mgmt          For                            Split
       Abraham Finklestein in respect   of the consultation
       services with which he provides the Company
       in respect of labor relations and religious
       dietary regulations  kasrut , NIS 47,500 in
       addition to his remuneration as a Director




--------------------------------------------------------------------------------------------------------------------------
 OSK HOLDINGS BHD                                                                            Agenda Number:  702024198
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y65859103
    Meeting Type:  EGM
    Meeting Date:  10-Jul-2009
          Ticker:
            ISIN:  MYL5053OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Director of the Company, subject            Mgmt          For                            For
       to the approvals of all relevant authorities
       and the confirmation by the High Court of Malaya
       on the reduction of share premium and retained
       earnings accounts under Section 64 of the Companies
       Act, 1965 [the Act]; i) a reduction in capital
       redemption reserve and/or share premium account
       [if any] pursuant to Section 64 of the Act
       and the retained profits of OSKH; or a reduction
       in capital redemption reserve pursuant to Section
       64 of the Act and the retained profits of OSKH,
       up to an amount of MYR 215.53 million being
       the net a carrying amount of the Company's
       investments in OSKP as at me latest practicable
       date prior to the filing of the application
       to the High Court of Malaya of its confirmation
       pursuant to Section 64 of the Act; and ii)
       forthwith and contingent upon the reduction
       of the share premium and retain earnings accounts
       referred to in [i] above taking effect, effect
       a capitol repayment by way of distribution
       in specie to the shareholders of the Company
       up to 98,673,670 ordinary shares of MYR 1.00
       each in OSKP [Distribution Share] held by the
       Company, to the shareholders of the Company
       whose name appear in the Records of Depositors
       on a Entitlement Date to be determined later
       on a pro rate basis based on the issued and
       paid-up capitol of the Company on the Entitlement
       Date; to deal with any fraction entitlement
       in Such manner as they may deemed Fit to give
       effect to the Proposed Distribution; with full
       powers and take all such step, as they may
       deem necessary: a) to determine the basis of
       allocation and Entitlement Date referred to
       in ii) and ii) above; b) to assent to any condition,
       stipulation, modification, variation or amendment
       imposed by the relevant authorities and/or
       by the High Court of Malaya; c) to lodge an
       office copy of the order of the High Court
       of Malaya with the Companies Commission of
       Malaysia; and d) to do all such acts, deeds
       and/or things incidental, and/or as may be
       required or as they consider necessary and
       expedient in the best interests of the Company,
       to give full effect to and complete the Proposed
       Distribution




--------------------------------------------------------------------------------------------------------------------------
 OSK HOLDINGS BHD                                                                            Agenda Number:  702183473
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y65859103
    Meeting Type:  EGM
    Meeting Date:  06-Jan-2010
          Ticker:
            ISIN:  MYL5053OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Authorize the OLH and the PAC with him for the            Mgmt          For                            For
       exemption under Practice Note  2.9.1 of the
       Code from the obligation to undertake a mandatory
       general offer  to acquire the remaining OSKH
       Shares not already owned by OLH and the PAC
       with him upon the conversion of Warrants
       owned by OLH and the PAC with him,   subject
       to the approvals of the relevant authorities;
       and authorize the       Directors of the Company
       to take all such steps as are necessary or
       expedient to implement, finalize or to give
       full effect to the Proposed Exemption with
       full powers to assent to any conditions, modification,
       variations and/or      amendments (if any)
       as may be imposed or permitted by the relevant
       authorities and to deal with all
       matters relating thereto and to take all
       such steps and do all acts and things as
       the Directors of the Company may     deem fit
       and expedient to implement, finalize and give
       full effect to the     Proposed Exemption,
       in the best interest of the Company

2      Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the approval of all        relevant authorities
       and the approval-in-principle of Bursa Malaysia
       Securities Berhad ("Bursa Securities")
       for the listing and quotation of the   new
       OSKH Shares to be issued pursuant to the Proposed
       Bonus Issue on the Main Market of Bursa Securities:
       a) to capitalize the sum of up to MYR 190,482,373
       from the Company's retained profits, by way
       of a bonus issue and that the     same be applied
       in making payment in full at par for up to
       190,482,373 bonus  shares in the share capital
       of the Company, for such Bonus Shares to be
       distributed and credited as fully paid-up
       to all shareholders of the Company  whose names
       appear on the Record of Depositors as at the
       close of business on an entitlement date to
       be determined and announced later by the Directors
       of  the Company, on the basis of 1 Bonus Share
       for every 4 existing OSKH Shares;  CONTD.

-      CONTD. and b) to allot and issue such additional          Non-Voting    No vote
       number of Warrants to be     issued pursuant
       to the adjustments under the Deed Poll consequent
       to the      Proposed Bonus Issue and to allot
       and issue such additional numbers of
       ordinary shares in OSKH, credited as fully
       paid-up, upon the exercise of such additional
       Warrants by the Warrant holders in accordance
       with the relevant    provisions under the Deed
       Poll; and the new Bonus Shares shall rank pari
       passu in all respects with the existing
       Shares upon the listing of new Bonus  Shares;
       and that fractional entitlements, if any, will
       be disregarded and     shall be dealt with
       in such manner as the Directors of the Company
       Board      shall in their absolute discretion
       deem fit and expedient in order to
       minimize the incidence of odd lots and in the
       interest of the Company; CONTD.

-      CONTD. and authorize the Directors of the Company         Non-Voting    No vote
       to take all such steps as   are necessary or
       expedient to implement, finalize or to give
       full effect to   the Proposed Bonus Issue with
       full powers to assent to any conditions,
       modification, variations and/or amendments
       (if any) as may be imposed or      permitted
       by the relevant authorities and to deal with
       all matters relating   thereto and to take
       all such steps and do all acts and things as
       the          Directors of the Company may deem
       fit and expedient to implement, finalize
       and give full effect to the Proposed Bonus
       Issue, in the best interest of the Company




--------------------------------------------------------------------------------------------------------------------------
 OSK HOLDINGS BHD                                                                            Agenda Number:  702307578
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y65859103
    Meeting Type:  AGM
    Meeting Date:  14-Apr-2010
          Ticker:
            ISIN:  MYL5053OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      Receive the audited financial statements of               Non-Voting    No vote
       the Company and of the Group for  the FYE 31
       DEC 2009 and the reports of Directors and Auditors
       thereon

1      Declare a final dividend of 5 SEN per share               Mgmt          For                            For
       less income tax of 25% in respect of the FYE
       31 DEC 2009

2      Approve the payment of Directors' fees of RM              Mgmt          For                            For
       204,760.00 for the FYE 31 DEC    2009

3      Re-election of Dato' Nik Mohamed Din bin Datuk            Mgmt          For                            For
       Nik Yusoff Directors who       retire by rotation
       in accordance with Article 102(1) of the Company's
       Articles of Association and being eligible,
       offer themselves

4      Re-election of Mr. Ong Leong Huat Directors               Mgmt          For                            For
       who retire by rotation in         accordance
       with Article 102(1) of the Company's Articles
       of Association and   being eligible, offer
       themselves

5      Re-appointment of  Messrs. Ernst & Young as               Mgmt          For                            For
       the Company's Auditors for the    ensuing year
       and to authorize the Board of Directors to
       fix their             remuneration

6      Authorize the Directors of Company, subject               Mgmt          Against                        Against
       always to the Companies Act,      1965, the
       Articles of Association of the Company and
       the approvals of the     relevant governmental/regulatory
       authorities, pursuant to Section 132D of the
       Companies Act, 1965, to issue shares in the
       Company from time to time and     upon such
       terms and conditions and for such purposes
       as the Directors may in  their absolute discretion
       deem fit provided that the aggregate number
       of      shares issued pursuant to this Resolution
       does not exceed 10% of the issued   capital
       of the Company for the time being and that
       the Directors be and are   also empowered to
       obtain the approval for the listing of and
       quotation for    the additional shares so issued
       on Bursa Malaysia Securities Berhad and that
       such authority shall continue in force until
       the conclusion of the next AGM   of the Company

7      Approve the Company, subject to the provisions            Mgmt          For                            For
       of the Listing Requirements of Bursa Malaysia
       Securities Berhad, given to the Company and/or
       its subsidiary  Companies to enter into recurrent
       related party transactions of a revenue or
       trading nature as set out in Section 2.1 of
       the circular to shareholders      dated 23
       MAR 2010, provided that such transactions are
       undertaken in the      ordinary course of business,
       on arms length basis, on normal commercial
       terms which are not more favourable to the
       related party than those generally       available
       to the public and are not detrimental to the
       minority shareholders; such approval shall
       continue to be in force until the earlier of:
       a) the      conclusion of the next AGM of the
       Company at which time it will lapse unless
       the authority is renewed by a resolution passed
       at the next AGM; CONTD..

-      ..CONTD b) the expiration of the period within            Non-Voting    No vote
       which the next AGM is to be    held pursuant
       to Section 143(1) of the Companies Act  the
       Act  but shall not  extend to such extension
       as may be allowed pursuant to Section 143(2)
       of the  Act ; or and the  Directors of the
       Company be authorized to complete and do
       all such acts and things  including executing
       all such documents as may be    required  as
       they may consider expedient or necessary to
       give effect to the   Proposed Shareholders'
       Mandate

8      Authorize the  Directors of the Company subject           Mgmt          For                            For
       always to the Companies Act,  1965, the provisions
       of the Memorandum and Articles of Association
       of the     Company, the Listing Requirements
       of Bursa Malaysia Securities Berhad  Bursa
       Securities  and all other applicable laws,
       guidelines, rules and regulations, the Company
       be and is hereby authorized to purchase such
       amount of ordinary   shares of RM 1.00 each
       in the Company as may be determined by the
       Directors   of the Company from time to time
       through Bursa Securities as the Directors
       may deem fit and expedient in the interest
       of the Company, provided that: i)  the aggregate
       number of shares purchased does not exceed
       10% of the total     issued and paid-up share
       capital of the Company as quoted on Bursa Securities
       as at the point of purchase; ii) an amount
       not exceeding the Company's        audited
       CONTD..

-      ..CONTD retained profit of RM 230.4 million               Non-Voting    No vote
       and/or the share premium account  of RM 0.5
       million for the FYE 31 DEC 2009 at the time
       of the purchase(s) will be allocated by the
       Company for the purchase of own shares; and
       iii) the      Directors of the Company may
       decide either to retain the shares purchased
       as  treasury shares or cancel the shares or
       retain part of the shares so          purchased
       as treasury shares and cancel the remainder
       or to resell the shares or distribute the shares
       as dividends; and the authority conferred by
       this    resolution shall commence immediately
       and shall continue to be in force until the
       conclusion of the next AGM of the Company following
       the passing of this   ordinary resolution,
       and the authority be and is hereby given to
       the          Directors of the Company to act
       and take all such steps and do all things as
       are necessary or expedient to implement, finalize
       and give full effect to the aforesaid purchase

-      Transact any other ordinary business of which             Non-Voting    No vote
       due notice shall have been      given




--------------------------------------------------------------------------------------------------------------------------
 OTP BANK PLC, BUDAPEST                                                                      Agenda Number:  702357472
--------------------------------------------------------------------------------------------------------------------------
        Security:  X60746181
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  HU0000061726
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No Action
       ID 683292 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.A    Amend the Company's Bylaws by passing separate            Mgmt          No Action
       resolutions in respect of the two combined
       recommendations contained in the proposal of
       the Board of Directors

1.B    Amend the Sections 8.3., 8.4., 8.5., 8.8., 8.11.,         Mgmt          No Action
       8.14., 8.22., 8.24., 8.26., 12/A.2., 12/A.3.
       and 12/A.4. of the Company's Bylaws in keeping
       with the proposal and on the basis of the annex
       to the minutes of the General Meeting

1.C    Amend Sections 6.4. and 8.17. of the Bylaws               Mgmt          No Action
       in accordance with the proposal, on the basis
       of the annex to the minutes of the General
       Meeting

2.     Approve the AGM approves the distribution of              Mgmt          No Action
       the after-tax profit of HUF 102,329 million
       as follows: the amount of general provisioning
       should be HUF 10,233 million, no dividends
       will be paid from the after-tax profit, thus
       the balance sheet profit for the financial
       year amounts to HUF 92,096 million, [The text
       above is a selected part of the proposal for
       resolution of the AGM.]

3.     Approve the AGM accepts OTP Bank Plc.'s 2009              Mgmt          No Action
       Report on Corporate Governance

4.     The evaluation of the activities of the Management        Non-Voting    No Action
       in the business year, decision on granting
       discharge of liability

5.     The report of the Board of Directors on the               Non-Voting    No Action
       banks business policy for 2010

6.     Approve that the AGM accepts the proposal for             Mgmt          No Action
       modification of the rules of procedure of the
       Supervisory Board pursuant to the proposal,
       in keeping with the annex of the General Meeting's
       minutes

7.     Approve, based on Section 3 Para 66 Act CXII              Mgmt          No Action
       of 1966 [Act on Credit Institutions and Financial
       Enterprises] - concerning the audit of OTP
       Bank Plc's unconsolidated and consolidated
       2010 financial statements - the AGM is electing
       Deloitte Auditing and Consulting Ltd. as the
       Bank's auditor from 01 MAY 2010 until 30 APR
       2011, the AGM approves the nomination of Zsuzsanna
       Nagyvaradine Szepfalvi [No. 005313 chartered
       auditor] as the person responsible for auditing,
       in case any circumstance should arise which
       ultimately precludes the activities of Zsuzsanna
       Nagyvaradine Szepfalvi as appointed auditor
       in this capacity, proposes the appointment
       of Zoltan Nagy [No. 005027 chartered auditor]
       to be the individual in charge of auditing,
       the AGM establishes the total amount of HUF
       56,000,000 + VAT as the Auditor's remuneration
       for the audit of the 2008 annual accounts,
       prepared in accordance with Hungarian Accounting
       Standards as applicable to credit institutions,
       and for the audit of the consolidated annual
       accounts prepared pursuant Act on Accounting,
       out of total remuneration HUF 44,500,000 +
       VAT shall be paid in consideration of the audit
       of the unconsolidated annual accounts, and
       HUF 11,500,000 + VAT shall be the fee payable
       for the audit of the consolidated annual accounts,
       the audit shall be carried out in accordance
       with the provisions of Act C of 2000 on Accounting

8.     Approve the AGM accepts the following monthly             Mgmt          No Action
       remunerations as from 01 MAY 2010: for the
       Chairman of the Board of Directors HUF 750,000
       for the Deputy Chairman of the Board of Directors
       HUF 725,000 for the members of the Board of
       Directors HUF 645,000 for the Chairman and
       Deputy Chairman of the Supervisory Board HUF
       725,000 for the members of the Supervisory
       Board HUF 580,000 for the members of the Audit
       Committee no remuneration

9.     Authorize the Board of Directors to acquire               Mgmt          No Action
       treasury shares [shares issued by OTP Bank
       Plc] in order to provide the necessary shares
       for the incentive option and bonus share system
       programs operating at OTP Bank Plc, to ensure
       the possibility of rapid intervention to restrain
       share-price fluctuations, to develop and maintain
       services provided to the Company's customers
       and to execute transactions aimed at optimizing
       the Company's equity situation, the Board of
       Directors is entitled to acquire 100 HUF face
       value ordinary shares with the proviso that
       the volume of treasury shares under this authorization
       shall not exceed 56,000,000 shares at any time.
       If the acquisition of shares is for consideration
       then the purchase price of the shares at each
       transaction shall not be lower than the face
       value of the shares and not be higher than
       150%, of the highest price registered on the
       Budapest Stock Exchange on the day before the
       transaction with the proviso that if such transaction
       is executed on the Budapest Stock Exchange
       the purchase price shall not be higher than
       120% of the closing price registered on the
       Budapest Stock Exchange on the day before the
       transaction, the Board of Directors is entitled
       to the acquisition of treasury shares until
       31 OCT 2011, authorize the Board of Directors
       by Resolution No. 11/2009 of the AGM is hereby
       repealed




--------------------------------------------------------------------------------------------------------------------------
 P T INDOCEMENT TUNGGAL PRAKARASA TBK                                                        Agenda Number:  702391549
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7127B135
    Meeting Type:  AGM
    Meeting Date:  11-May-2010
          Ticker:
            ISIN:  ID1000061302
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Company's annual report and ratify            Mgmt          For                            For
       the Company's consolidated     financial statements
       for FY 2009

2      Approve the appropriation of the Company's net            Mgmt          For                            For
       profit for FY 2009

3      Appointment of the Public Accountant Firm to              Mgmt          For                            For
       audit the Company's book for FY  2010

4      Appointment of the member of the Board of Directors       Mgmt          For                            For
       of the Company

5      Approve to determine the salary and other allowances      Mgmt          For                            For
       for the member of the    Board of Directors
       and honorarium for the member of the Board
       of              Commissioners of the Company

6      Amend the Article of Association of the Company           Mgmt          For                            For
       in compliance with Regulation No.IX.E.2, attachment
       of the decree of the Bapepam-LK Chairman
       no.KEP-413/BL/dated 25 NOV 2009
       according material transaction and changes
       on main business activity




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC CORP                                                                                Agenda Number:  702248522
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6606N107
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7002790004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

1.     Approve the 51st financial statement                      Mgmt          For                            For

2.     Approve to revise the Articles of Incorporation           Mgmt          For                            For

3.     Appointment of Director                                   Mgmt          For                            For

4.     Approve the Director remuneration limit                   Mgmt          For                            For

5.     Approve the Auditor remuneration limit                    Mgmt          For                            For

6.     Approve the report of appointment of Outside              Mgmt          For                            For
       Auditor




--------------------------------------------------------------------------------------------------------------------------
 PALM HILLS DEVS S A E                                                                       Agenda Number:  702192612
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7778G105
    Meeting Type:  EGM
    Meeting Date:  28-Jan-2010
          Ticker:
            ISIN:  EGS655L1C012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve to increase the issued capital from               Mgmt          For                            For
       EGP 1,397,760,000 to EGP          2,096,640,000
       with an increase of EGP 698,880,000 representing
       a quantity of  349,440,000 shares with nominal
       value EGP 2.00 each for the shareholders with
       a subscription rate of 1 share for every 2
       original shares

2      Amend Articles 6 and 7 of the Company's Basic             Mgmt          For                            For
       Decree and authorize the Board  of Directors
       to adopt the legislative actions

3      Amend Article 4 of the Company's Basic Decree             Mgmt          For                            For

4      Amend Article 39 of the Company's Basic Decree            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PALM HILLS DEVS S A E                                                                       Agenda Number:  702296206
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7778G105
    Meeting Type:  OGM
    Meeting Date:  29-Mar-2010
          Ticker:
            ISIN:  EGS655L1C012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Receive the Board of Directors report for the             Mgmt          No Action
       Company's activity for the FYE  31 DEC 2009

2      Receive the financial Auditor report for the              Mgmt          No Action
       same period of time

3      Approve the Company financial statements for              Mgmt          No Action
       the same period

4      Approve the suggested profit distribution by              Mgmt          No Action
       the Board of Directors

5      Approve to determine bonuses and allowances               Mgmt          No Action
       for the Board of Directors        Members for
       year 2010

6      Approve to hire the financial Auditor for the             Mgmt          No Action
       year 2010 and determining his   fees

7      Approve the Board of Directors changes that               Mgmt          No Action
       took place in year 2009

8      Approve to release the Board of Directors responsibilitiesMgmt          No Action
       for the YE 2009

9      Authorize the Board of Directors to make donations        Mgmt          No Action
       more than EGP 1000 for the year 2010 and approve
       2009 donations

10     Approve the compensation contracts that took              Mgmt          No Action
       place in year 2009 and authorize the Board
       of Directors for issuing more contracts in
       year 2010




--------------------------------------------------------------------------------------------------------------------------
 PAN-INTERNATIONAL INDUSTRIAL CORP                                                           Agenda Number:  702427231
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y67009103
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  TW0002328002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Receive the 2009 business operations                      Non-Voting    No vote

A.2    Receive the 2009 audited reports                          Non-Voting    No vote

A.3    Receive the status of endorsement, guarantee              Non-Voting    No vote
       and monetary loans [amended]

A.4    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 financial statements.                    Mgmt          For                            For

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 0.3 per share

B.3    Approve the revision to the Articles of  incorporation    Mgmt          For                            For

B.4    Approve the revision to the procedures of  monetary       Mgmt          For                            For
       loans

B.5    Approve the revision to the procedures of  endorsement    Mgmt          For                            For
       and guarantee

B.6    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings proposed stock dividend: 30 for 1,000
       SHS held

B.7    Other issues and extraordinary  motions                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PANGBOURNE PROPERTIES LTD                                                                   Agenda Number:  702118313
--------------------------------------------------------------------------------------------------------------------------
        Security:  S59732107
    Meeting Type:  AGM
    Meeting Date:  29-Oct-2009
          Ticker:
            ISIN:  ZAE000005252
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Receive and adopt the audited Company and Group           Mgmt          For                            For
       financial statements for the 12 months ended
       30 JUN 2009

O.2.1  Re-elect Mr. Bryan Douglas Hopkins as a Director,         Mgmt          For                            For
       who retires in terms of Article 80.2 of the
       Company's Articles of Association

O.2.2  Re-elect Mr. Desmond de Beer as a Director,               Mgmt          For                            For
       who retires in terms of Article 80.2 of the
       Company's Articles of Association

O.2.3  Re-elect Mr. Craig Brabazon Hallowes as a Director,       Mgmt          For                            For
       who retires in terms of Article 80.2 of the
       Company's Articles of Association

O.2.4  Re-elect Mr. Marius Hoff Muller as a Director,            Mgmt          For                            For
       who retires in terms of Article 80.2 of the
       Company's Articles of Association

O.3.1  Re-elect Mr. Joseph Philippe Gerard de Rauville           Mgmt          For                            For
       as a Director, who retires in terms of Article
       83.2 of the Company's Articles of Association

O.3.2  Re-elect Mr. Trurman Michael Zakhe Zuma as a              Mgmt          For                            For
       Director, who retires in terms of Article 83.2
       of the Company's Articles of Association

O.4    Ratify the Non-Executive Director's fees [as              Mgmt          For                            For
       specified] for the 12 months ended

O.5    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Group's Auditor's

O.6    Re-appoint Deloitte and Touche as the Auditors            Mgmt          For                            For
       of the Group for the ensuing year

O.7    Approve to place the authorized but unissued              Mgmt          For                            For
       equity securities in the capital of the Company
       under the control and authority of the Directors
       of the Company and authorize the Directors
       of the Company to allot, issue and otherwise
       dispose of such securities to such person or
       persons on such terms and conditions and at
       such times as the Directors of the Company
       may from time to time and in their discretion
       deem fit, subject to the provisions of the
       Companies Act [Act 61 of 1973] or the Companies
       Act [Act 71 of 2008], as amended whichever
       is applicable [the Act], any debenture trust
       deed entered into by the Company, the Articles
       of Association of the Company and the Listing
       Requirements of the JSE Limited [JSE] where
       applicable

O.8    Authorize the Directors of the Company, to issue          Mgmt          For                            For
       equity securities of cash, as and when they
       in their discretion deem fir, subject to the
       Act, any debenture trust deed entered into
       by the Company, the Articles Association of
       the Company, the Listings Requirements of the
       JSE, where applicable, and the following limitations,
       namely that: the equity securities which are
       the subject of the issue for cash must be of
       a class already in issue, or where this is
       not the case, must be limited to such securities
       or rights that are convertible into a class
       already in issue; any such issue must be made
       only to public shareholders and not to related
       parties, all specified in the Listings requirements
       of the JSE; securities issued for cash shall
       not in the aggregate in any 1 FY exceed 5%
       of the Company's equity securities in issue;
       the number of equity securities which may be
       issued shall be based on the number of equity
       securities in issue, added to those that may
       be issued in future[arising from the conversion
       of option/convertibles] at the date of such
       application, less any securities issued, or
       to be issued in future arising from options/convertible
       securities issued during the current FY, plus
       any securities to be issued pursuant to a right
       issue which has been announced, is irrevocable
       and is fully underwritten, or an acquisition
       which has had final terms announced; a press
       announcement giving full details, including
       the impact on net asset value, net tangible
       asset value per share, earnings per share,
       headline earnings per share and if applicable
       diluted and headline earnings per share, will
       be published at the time of any issue representing,
       on a cumulative basis within 1 FY 5% or more
       of the number of equity securities in issue
       prior to that issue; and in determining the
       price at which an issue of equity securities
       may be in terms of this authority, the maximum
       discount permitted will be 10% of the weighted
       average traded price on the JSE of those equity
       securities over the 30 business days prior
       to the that the price of the issue is determined
       or agreed to between the Company and the party/ies
       subscribing for the equity securities

O.9    Approve, The Pangbourne Unit Purchase Scheme,             Mgmt          For                            For
       the salient terms of which have been summarized
       in the explanatory statement as specified and
       the deed of trust which records the terms and
       conditions of the Pangbourne Unit Purchase
       Scheme which has been available for inspection
       by the Members at the Company's registered
       office from 30 SEP 2009 up to and including
       the date of the AGM being Thursday, 29 OCT
       2009 and which has been tabled at this meeting
       and initialed by the Chairman for the purposes
       of identification




--------------------------------------------------------------------------------------------------------------------------
 PANNERGY NYRT                                                                               Agenda Number:  702347508
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6313U148
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  HU0000089867
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report of the Board of Directors              Mgmt          For                            For
       about the 2009 year business activity, acceptance
       of the report about financial situation and
       business policy

2      Receive the Board of Directors about the annual           Mgmt          For                            For
       report and consolidated annual report and about
       the distribution of after tax profit

3      Approve the acceptance of the audit report and            Mgmt          For                            For
       report of the Audit Committee about the annual
       report and consolidated annual report and about
       distribution of the after tax profit

4      Approve the acceptance of annual and consolidated         Mgmt          For                            For
       annual report and about distribution of after
       tax profit (dividend)

5      Approve the acceptance of corporate governance            Mgmt          For                            For
       report

6      Approve the evaluation of the members of Board            Mgmt          For                            For
       of Directors during 2009 and about release
       given to the members of the Board

7      Election and approve the remuneration of the              Mgmt          For                            For
       members of the Board of Directors

8      Election and approve the remuneration of the              Mgmt          For                            For
       Auditor, determination of the basic elements
       of the contract to be made with the auditor
       based on the proposal of the Audit Committee

9      Amend the Articles of Association with regards            Mgmt          For                            For
       to points 47.2, 22.1, 22.2 and 22.3

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2010 AT 11:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED




--------------------------------------------------------------------------------------------------------------------------
 PARKSON HOLDINGS BHD                                                                        Agenda Number:  702134432
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6706L100
    Meeting Type:  AGM
    Meeting Date:  18-Nov-2009
          Ticker:
            ISIN:  MYL5657OO001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and audited financial       Mgmt          For                            For
       statements for the FYE 30 JUN 2009

2.     Approve the payment of a first and final cash             Mgmt          For                            For
       dividend of 5.0 sen per ordinary share tax
       exempt and the distribution of share dividend
       on the basis of 1 treasury share for every
       100 ordinary shares MYR 1.00 each held in the
       Company, fractions of treasury shares to be
       disregarded

3.     Approve the payment of Directors' fees amounting          Mgmt          For                            For
       of MYR 199,000

4.     Re-elect Mr. Y. Bhg. Dato' Hassan bin Abdul               Mgmt          For                            For
       Mutalip as a Director, who retires by rotation
       in accordance with the Article 98 of the Company's
       Articles of Association

5.     Re-elect Mr. Yeow Teck Chai as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Article 98 of the Company's Articles of Association

6.     Re-elect Mr. Y. Bhg. Dato' Mohamad Daud bin               Mgmt          For                            For
       Haji Dol Moin, in accordance with Article 99
       of the Company's Articles of Association

7.     Re-appoint the Auditors to hold office until              Mgmt          For                            For
       the conclusion of the next AGM and authorize
       the Directors to fix their remuneration

8.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       132D of the Companies Act, 1965 and subject
       to the approval of all relevant authorities
       being obtained, to issue shares in the Company
       at any time and upon such terms and conditions
       and for such purposes as the Directors may,
       in their absolute discretion deem fit, provided
       that the aggregate number of shares issued
       pursuant to this resolution does not exceed
       10% of the issued and paid-up capital of the
       Company for the time being; [Authority expires
       at the conclusion of the next AGM of the Company]

9.     Authorize the Company and its subsidiaries to             Mgmt          For                            For
       enter into recurrent related party transactions
       of a revenue or trading nature which are necessary
       for its day-to-day operations as specified
       provided that such transactions are undertaken
       in the ordinary course of business and are
       on normal commercial terms which are consistent
       with the Group's usual business practices and
       policies, and on terms not more favorable to
       the related parties than those generally available
       to the public and are not to the detriment
       of the minority shareholders; and [Authority
       expires at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM after that date is
       required to be held pursuant to Section 143(1)
       of the Companies Act, 1965 (but shall not extend
       to such extension as may be allowed pursuant
       to Section 143(2) of the Companies Act, 1965)];
       Authorize the Directors of the Company to complete
       and do all such acts and things to give effect
       to the transactions contemplated and/or authorized
       by this ordinary resolution

10.    Authorize the Company, subject to the Companies           Mgmt          For                            For
       Act, 1965, the provisions of the Articles of
       Association of the Company, the Listing Requirements
       of Bursa Malaysia Securities Berhad [Bursa
       Securities], and the approvals of all relevant
       governmental and/or regulatory authorities,
       to buy-back such number of ordinary shares
       of MYR 1.00 each in the Company as may be determined
       by the Directors of the Company from time to
       time through Bursa Securities upon such terms
       and conditions as the Directors may deem fit
       and expedient in the interest of the Company
       provided that: i) the aggregate number of shares
       bought-back does not exceed 10% of the total
       issued and paid-up capital of the Company at
       any point of time; and ii) the maximum amount
       of funds to be allocated for the share buy-back
       shall not exceed the aggregate of the retained
       profits and/or share premium of the Company
       [hereinafter referred to as the 'Proposed Share
       Buy-Back']; and [Authority expires at the conclusion
       of the next AGM of the Company, unless by ordinary
       resolution passed at that meeting, the authority
       is renewed, either unconditionally or subject
       to conditions or the expiration of the period
       within which the next AGM after the date it
       is required by law to be held] and; authorize
       the Directors of the Company to decide in their
       absolute discretion to retain the ordinary
       shares of MYR 1.00 each in the Company so purchased
       by the Company as treasury shares and/or cancel
       them and to distribute the treasury shares
       as share dividends and/or resell the treasury
       shares; and to take all such steps as are necessary
       or expedient and/or enter into any and all
       agreements, arrangements and guarantee with
       any party or parties to implement, finalize
       and give full effect to the Proposed Share
       Buy-Back with full powers to assent to any
       conditions, modifications, revaluations, variations
       and/or amendments [if any] as may be imposed
       by the relevant authorities

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PARKSON RETAIL GROUP LTD                                                                    Agenda Number:  702364869
--------------------------------------------------------------------------------------------------------------------------
        Security:  G69370115
    Meeting Type:  AGM
    Meeting Date:  17-May-2010
          Ticker:
            ISIN:  KYG693701156
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR RESOLUTIONS
       "1 TO 5.B AND 5.C". THANK YOU.

1      Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the  Directors and Auditors
       for the YE 31 DEC 2009

2      Approve the declaration of a final dividend               Mgmt          For                            For
       of RMB 0.10 per share

3.i.a  Re-election of Chew Fook Seng as a Director               Mgmt          For                            For
       of the Company

3.i.b  Re-election of Yau Ming Kim, Robert as a Director         Mgmt          For                            For
       of the Company

3.ii   Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4      Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       and authorize the Board of   Directors to fix
       their remuneration

5.A    Approve to grant a general mandate to the Directors       Mgmt          For                            For
       to repurchase shares up   to a maximum of 10%
       of the existing issued share capital of the
       Company

5.B    Approve to grant a general mandate to the Directors       Mgmt          Against                        Against
       to allot issue or deal    with new shares up
       to a maximum of 20% of the existing issued
       share capital   of the Company

5.C    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to issue new   shares by the
       number of shares repurchased




--------------------------------------------------------------------------------------------------------------------------
 PARQUE ARAUCO SA PARAUCO                                                                    Agenda Number:  702316616
--------------------------------------------------------------------------------------------------------------------------
        Security:  P76328106
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  CLP763281068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      Approve of the annual report, balance sheet,              Mgmt          For                            For
       financial statements and report  from the Outside
       Auditors for the FYE on 31 DEC 2009

B      Election of a Board of Directors of 9 Members             Mgmt          For                            For

C      Approve to establish the remuneration of the              Mgmt          For                            For
       Board of Directors for the 2010  FY, and to
       report the expenses of the Board of Directors
       for the 2009 FY

D      Receive the report of activities and expenses             Mgmt          For                            For
       of the Executive Committee, to  determine the
       remuneration and expense budget of the Executive
       Committee

E      Approve to present the information provided               Mgmt          For                            For
       for in Article 44 and title XVI   of law number
       18046

F      Approve to designate the Outside Auditors                 Mgmt          For                            For

G      Approve to designate risk classifiers                     Mgmt          For                            For

H      Approve to designate a periodical in which corporate      Mgmt          For                            For
       notices should be        published

I      Approve the distribution of profit and dividend           Mgmt          For                            For
       policy

J      Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PARQUE ARAUCO SA PARAUCO                                                                    Agenda Number:  702335337
--------------------------------------------------------------------------------------------------------------------------
        Security:  P76328106
    Meeting Type:  EGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  CLP763281068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition program of shares of              Mgmt          For                            For
       its own issue, in accordance with provisions
       of Articles 27 to 27C of the Law 18.046, in
       order comply with a compensation plan to workers
       of the Company

2.     Adopt the other agreements necessary to comply            Mgmt          For                            For
       with the acquisition program of shares of its
       own issue, and the subsequent disposal of property
       to its workers according to a compensation
       plan




--------------------------------------------------------------------------------------------------------------------------
 PARTNER COMMUNICATIONS CO LTD                                                               Agenda Number:  702089182
--------------------------------------------------------------------------------------------------------------------------
        Security:  M78465107
    Meeting Type:  AGM
    Meeting Date:  24-Sep-2009
          Ticker:
            ISIN:  IL0010834849
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       01 OCT 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Re-appoint Kesselman & Kesselman, Independent             Mgmt          For                            For
       Certified Public Accountants in Israel and
       a Member of PricewaterhouseCoopers International
       Limited Group, as the Company's Auditor for
       the period ending at the close of the next
       AGM

2.     Approve the Auditor's remuneration for the YE             Mgmt          For                            For
       31 DEC 2008, as determined by the Audit Committee
       and by the Board of Directors and the report
       of the Board of Directors with respect to the
       remuneration paid to the Auditor and its affiliates
       for the YE 31 DEC 2008

3.     Approve the audited financial statements of               Mgmt          For                            For
       the Company for the YE 31 DEC 2008 and the
       report of the Board of Directors for such period

4.     Re-elect Messrs. Fok Kin-ning Canning; Chan               Mgmt          For                            For
       Ting Yu; Galil Uzia; Gissin Erez; Lui Dennis
       Pok Man; Shachar Pesach; Sixt Frank John and
       Mrs. Chow Woo Mo Fong Susan as the Directors
       of the Company, until the close of the next
       AGM, unless their office becomes vacant earlier
       in accordance with the provisions of the Israeli
       Companies Law and the Company's Articles of
       Association; and approve the compensation of
       Mr. Galil and Mr. Gissin, plus reimbursement
       of expenses; no change is made to the respective
       existing terms of the indemnifications and
       Insurance Policies of the Directors so re-elected,
       which terms will continue in full force and
       effect; and these resolutions are in the best
       interest of the Company




--------------------------------------------------------------------------------------------------------------------------
 PARTNER COMMUNICATIONS CO LTD                                                               Agenda Number:  702099931
--------------------------------------------------------------------------------------------------------------------------
        Security:  M78465107
    Meeting Type:  EGM
    Meeting Date:  22-Oct-2009
          Ticker:
            ISIN:  IL0010834849
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

       PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION       Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

1.     Appoint Mr. Bany Beu-Zeev [Woolfson] as a new             Mgmt          For                            For
       External Director [Dahatz] and approve his
       remuneration, indemnification and insurance

2.     Approve a ''Run-Off'' Insurance Policy for the            Mgmt          For                            For
       Directors and other office holders of the Company

3.     Approve the registration rights agreement [to             Mgmt          For                            For
       be entered into at a later date] by and between
       the Company and Scailex Corporation Ltd

4.     Grant of Indemnification Letters to Directors             Mgmt          For                            For
       of the Company

5.     Approve a new ''D&O'' insurance policy based              Non-Voting    No vote
       on condition [to be entered into at a later
       date]

6.     Approve the amendments of certain provisions              Non-Voting    No vote
       in the Company's Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 PARTNER COMMUNICATIONS CO LTD                                                               Agenda Number:  702345035
--------------------------------------------------------------------------------------------------------------------------
        Security:  M78465107
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  IL0010834849
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Re-appoint Kesselman & Kesselman, independent             Mgmt          For                            For
       certified public accountants in Israel and
       a Member of PricewaterhouseCoopers International
       Limited Group, as the Company's Auditor for
       the YE at the close of the next AGM

2      Approve to discuss the Auditor's remuneration             Mgmt          For                            For
       for the YE 31 DEC 2009, as      determined
       by the Audit Committee and by the Board of
       Directors, and the      report of the Board
       of Directors with respect to the remuneration
       paid to the Auditor and its affiliates for
       the YE 31 DEC 2009

3      Approve to discuss the Company's audited financial        Mgmt          For                            For
       statements for the YE 31   DEC 2009 and the
       report of the Board of Directors for such period

4      Re-elect Ilan Ben Dov, Yaron Bloch, Erez Gissin,          Mgmt          For                            For
       Yacov Gelbard, Dr. Shlomo    Nass and Yahel
       Shachar, to approve the compensation terms
       of several          Directors and to approve
       the insurance and indemnification of the Directors
       up for re-election at the AGM and of Ms.
       Osnat Ronen

5      Approve to grant of indemnification letters               Mgmt          For                            For
       to the Directors up for           re-election
       other than Mr. Erez Gissin, the existing indemnification
       thereof continues in full force and effect
       and to Ms. Osnat Ronen

6      Approve of a perennial agreement for the purchase         Mgmt          For                            For
       of handsets, accessories,   spare parts and
       repair services from Scailex Corporation Ltd,
       the controlling party of the Company




--------------------------------------------------------------------------------------------------------------------------
 PATNI COMPUTER SYS                                                                          Agenda Number:  702467247
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6788H100
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  INE660F01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the audited balance sheet as at 31 DEC              Mgmt          For                            For
       2009 and the profit and loss     account for
       the YE on that date and the report of the Directors
       and Auditors  thereon

2      Declare dividend on equity shares for the YE              Mgmt          For                            For
       31 DEC 2009

3      Re-appoint Mr. Ramesh Venkateswaran as a Director         Mgmt          For                            For
       who retires by rotation

4      Re-appoint Dr. Michael A. Cusumano as a Director          Mgmt          For                            For
       who retires by rotation

5      Re-appoint Mr. Louis Theodoor Ven Den Boog as             Mgmt          For                            For
       a Director who retires by       rotation

6      Appointment of Auditors to hold office from               Mgmt          For                            For
       conclusion of this meeting to the conclusion
       of next AGM and to fix their remuneration

7      Authorize the Directors of the Company pursuant           Mgmt          For                            For
       to the provisions of          sub-section 3
       of Section 228 and other applicable provisions,
       if any, of the  Companies Act 1956, to re-appoint
       M/s. Revideco AB, authorized Public
       Accountants, as Sweden Branch Auditors to
       hold office from the conclusion of  this meeting
       the conclusion of the next AGM and to fix their
       remuneration for auditing the accounts of the
       Company's branch office at Sweden YE 31 DEC
       2010

8      Appointment of Mr. Vimal Bhandari who had been            Mgmt          For                            For
       appointed as an Additional     Director of
       the Company with effect from 15 JAN 2010 and
       who, in terms of     Section 260 of the Companies
       Act, 1956, holds office upto the date of this
       AGM and in respect of whom the Company has
       received notice in writing from a  Member under
       Section 257 of the Companies Act, 1956, Signifying
       her intention to propose him as a Candidate
       for the office of Director, liable to retire
       by rotation




--------------------------------------------------------------------------------------------------------------------------
 PBG S.A.                                                                                    Agenda Number:  702313759
--------------------------------------------------------------------------------------------------------------------------
        Security:  X634AG103
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  PLPBG0000029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the meeting                                    Mgmt          For                            For

2      Election of the Chairman                                  Mgmt          For                            For

3      Approve the stating if the meeting has been               Mgmt          For                            For
       convened in conformity of         regulations
       and assuming its capability to pass valid resolutions

4      Approve the presentation of the agenda                    Mgmt          For                            For

5      Election of the Voting Commission                         Mgmt          For                            For

6      Approve the presentation by the Management Board's        Mgmt          For                            For
       report on the Company's    financial statement
       for 2009, the Management Board's report on
       the Company's  activity in 2009, the capital
       groups consolidated financial statement for
       2009, report on the capital Group's activity
       in 2009 and the motion for       allocation
       of profits for 2009

7      Approve the presentation by the Supervisory               Mgmt          For                            For
       Board's report on estimation of   the Company's
       situation and the Supervisory Board's report
       on estimation of   the Company's financial
       statement for 2009, the Management Board's
       report on  the Company's activity in 2009,
       the capital Group's consolidated financial
       statement for 2009, report on the capital
       Group's activity in 2009 and the    motion
       for allocation of profits for 2009

8      Approve the review of the above mentioned reports         Mgmt          For                            For

9      Adopt and approve the Management Board's report           Mgmt          For                            For
       on the Company's activity and report on the
       Company's financial statement for 2009

10     Adopt and approve the report on the capital               Mgmt          For                            For
       Group's activity and the capital  Group's consolidated
       financial statement for 2009

11     Adopt the allocation of net profit earned by              Mgmt          For                            For
       the Company in 2009

12     Adopt the establishment the date of dividend              Mgmt          For                            For
       payment and the dividend         payments pay
       date

13     Grant discharge of the Management Board for               Mgmt          For                            For
       2009

14     Grant discharge of the Supervisory Board for              Mgmt          For                            For
       2009

15     Adopt the changes to the Supervisory Boards               Mgmt          For                            For
       composition for a new term of     office

16     Adopt and election of the Supervisory Boards              Mgmt          For                            For
       Members following the expiry of  the mandates
       of the prevailing members

17     Adopt the resolution on changes to the Company's          Mgmt          For                            For
       Statue

18     Grant discharging of the Supervisory Board to             Mgmt          For                            For
       establish the consolidated      Company's Statue

19     Adopt the resolution on changes to the Supervisory        Mgmt          For                            For
       Board's regulations

20     Adopt the resolution on changes to the general            Mgmt          For                            For
       meeting's regulations

21     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PEGAS NONWOVENS SA, LUXEMBOURG                                                              Agenda Number:  702434084
--------------------------------------------------------------------------------------------------------------------------
        Security:  L7576N105
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  LU0275164910
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Election of the Bureau of the meeting                     Mgmt          No Action

2      Approve the report of the Auditors regarding              Mgmt          No Action
       the statutory accounts and the consolidated
       accounts for the FYE 31 DEC 2009 and of the
       reports of the Board of Directors of Pegas
       on the statutory accounts and the consolidated
       accounts for the FYE 31 DEC 2009

3      Approve the statutory accounts and the consolidated       Mgmt          No Action
       accounts for the FYE 31 DEC 2009

4      Approve the allocation of the net results of              Mgmt          No Action
       the FYE 31 DEC 2009

5      Grant discharge the liability of the members              Mgmt          No Action
       of the Board of Directors and the Auditors
       of Pegas for, and in connection with, the FYE
       31 DEC 2009

6      Appointment of a Luxembourg Independent Auditor           Mgmt          No Action
       (Reviseurd Entreprises) to review the statutory
       accounts and the consolidated accounts as at
       31 DEC 2010

7      Ratify the decision of the Board of Directors             Mgmt          No Action
       to co-operate Mr. Frantisek Rezac as an Executive
       Director of Pegas for a period ending on 30
       NOV 2012

8      Ratify the decision of the Board of Directors             Mgmt          No Action
       to co-operate Mr. Frantisek Klaska as an Executive
       Director of Pegas for a period ending on 30
       NOV 2012

9      Ratify the decision of the Board of Directors             Mgmt          No Action
       to co-operate Mr. Marian Rasik as an Executive
       Director of Pegas for a period ending on 28
       FEB 2013

10     Ratify the decision of the Board of Directors             Mgmt          No Action
       to co-operate Mr. Neil J. Everitt as a Non-Executive
       Director of Pegas for a period ending on 29
       MAR 2012

11     Approve the prolongation of appointment of Mr.            Mgmt          No Action
       Marek Modecki as a Non-Executive Director of
       Pegas for a period ending at the AGM of shareholders
       to be held in 2012

12     Approve the remuneration policy for Non-Executive         Mgmt          No Action
       Directors for the FY 2010

13     Approve the remuneration policy for Executive             Mgmt          No Action
       Directors for the FY 2010

14     Approve the new principles of share price bonus           Mgmt          No Action
       plan for various members of the Senior Management
       and the Members of the Board of Directors

15     Miscellaneous                                             Non-Voting    No Action




--------------------------------------------------------------------------------------------------------------------------
 PERLIS PLANTATIONS BERHAD                                                                   Agenda Number:  702402619
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y70879104
    Meeting Type:  AGM
    Meeting Date:  19-May-2010
          Ticker:
            ISIN:  MYL4065OO008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements for              Mgmt          For                            For
       the YE 31 DEC 2009 and the       reports of
       the Directors and Auditors thereon

2      Approve the payment of a final single-tier dividend       Mgmt          For                            For
       of 18 Sen per share in    respect of the FYE
       31 DEC 2009 as recommended by the Directors

3      Approve the payment of Directors fees of MYR              Mgmt          For                            For
       259,933 for the FYE 31 DEC 2009

4      Election of  Dato' Capt. Ahmad Sufian @ Qurnain           Mgmt          For                            For
       bin Abdul Rashid as a         Director, who
       retires pursuant to Article 88 of the Articles
       of Association   of the Company

5      Re-elect Mr. Tan Gee Sooi as a Director, who              Mgmt          For                            For
       retires pursuant to Article 107  of the Articles
       of Association of the Company

6      Re-appoint Datuk Oh Siew Nam as a Director of             Mgmt          For                            For
       the Company pursuant to Section 129(6) of the
       Companies Act 1965 to hold office until the
       conclusion of the   next AGM of the Company

7      Re-appoint Dato Sri Liang Kim Bang as a Director          Mgmt          For                            For
       of the Company pursuant to   Section 129(6)
       of the Companies Act 1965, to hold office until
       the conclusion of the next AGM of the Company

8      Re-appoint YM Raja Dato' Seri Abdul Aziz bin              Mgmt          For                            For
       Raja Salim as a Director of the  Company pursuant
       to Section 129(6) of the Companies Act 1965,
       to hold office  until the conclusion of the
       next AGM of the Company

9      Re-appointment of Messrs. Mazars as the Auditors          Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

10     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to the Companies Act 1965 and the Articles
       of Association of the Company, to allot and
       issue shares in the  Company at any time until
       the conclusion of the next AGM and upon such
       terms  and conditions and for such purposes
       as the Directors may, in their absolute  discretion,
       deem fit provided that the aggregate number
       of shares to be       issued does not exceed
       10% of the issued and paid-up share capital
       of the     Company for the time being and that
       the Directors be and are also empowered   to
       obtain approval for the listing of and quotation
       for the additional shares so issued on Bursa
       Malaysia Securities Berhad

11     Approve specified together with details of the            Mgmt          For                            For
       Proposed Shareholders' Mandate are set out
       in the Circular to Shareholders dated 27 APR
       2010

0      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI INDONESIA                                  Agenda Number:  702467437
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71474137
    Meeting Type:  AGM
    Meeting Date:  11-Jun-2010
          Ticker:
            ISIN:  ID1000099104
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 annual report                            Mgmt          For                            For

2      Ratify the 2009 financial report and acquit               Mgmt          For                            For
       et decharge for the Directors and the Commissioners

3      Approve the 2009 profit allocation                        Mgmt          For                            For

4      Approve to determine the remuneration for 2010            Mgmt          For                            For
       for the Directors and          Commissioners

5      Appointment of the Public Accountant for 2010             Mgmt          For                            For

6      Amend the Articles of Association                         Mgmt          For                            For

7      Approve the utilization of treasury stock resulted        Mgmt          For                            For
       from Share Buy Backs I, II and III




--------------------------------------------------------------------------------------------------------------------------
 PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI INDONESIA                                  Agenda Number:  702465762
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71474137
    Meeting Type:  EGM
    Meeting Date:  11-Jun-2010
          Ticker:
            ISIN:  ID1000099104
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to appoint the Board of Directors and             Mgmt          For                            For
       the Commissioners




--------------------------------------------------------------------------------------------------------------------------
 PETKIM PETROKIMYA HOLDING AS, IZMIR                                                         Agenda Number:  702288918
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7871F103
    Meeting Type:  OGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  TRAPETKM91E0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE RE

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No Action
       ID 663058 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening and elect the Chairmanship                        Mgmt          No Action

2.     Authorize the Board of Presidency for the execution       Mgmt          No Action
       of the minutes of the ordinary general shareholders
       meeting

3.     Approve the financial statements which are prepared       Mgmt          No Action
       according to the capital markets board communique
       serial XI Number 29

4.1    Election of Vagif Aliyev as a Chairman of the             Mgmt          No Action
       Board of Director to the empty Board membership
       according to the 315th Article of the Turkish
       Commercial Code

4.2    Election of Erdal Aksoy as a Deputy Chairman              Mgmt          No Action
       of the Board of Director to the empty Board
       membership according to the 315th Article of
       the Turkish Commercial Code

4.3    Election of Osman Ilter as a Member of the Board          Mgmt          No Action
       of Director to the empty Board membership according
       to the 315th Article of the Turkish Commercial
       Code

4.4    Election of S. Batu Aksoy as a Member of the              Mgmt          No Action
       Board of Director to the empty Board membership
       according to the 315th Article of the Turkish
       Commercial Code

4.5    Election of David Mammadov as a Member of the             Mgmt          No Action
       Board of Director to the empty Board membership
       according to the 315th Article of the Turkish
       Commercial Code

4.6    Election of Farrukh Gassimov as a Member of               Mgmt          No Action
       the Board of Director to the empty Board membership
       according to the 315th Article of the Turkish
       Commercial Code

4.7    Election of Kenan Yavuz as a Member of the Board          Mgmt          No Action
       of Director to the empty Board membership according
       to the 315th Article of the Turkish Commercial
       Code

5.1    Election of Auditor Nurettin Demircan to the              Mgmt          No Action
       empty membership according to the 315th Article
       of the Turkish Commercial Code

5.2    Election of Auditor Ferruh Murat Benzer to the            Mgmt          No Action
       empty membership according to the 315th Article
       of the Turkish Commercial Code

5.3    Election of Auditor Cemal Yusuf Ata to the empty          Mgmt          No Action
       membership according to the 315th Article of
       the Turkish Commercial Code

6.     Approve to absolve the Board of Directors and             Mgmt          No Action
       the Auditors

7.     Approve to determine the salaries of the Board            Mgmt          No Action
       of Directors and the Auditors for year 2010

9.     Approve the decision on the profit distribution           Mgmt          No Action
       proposal of the Board of Directors

10.    Approve to inform the shareholders about the              Mgmt          No Action
       profit distribution policy of the Company

11.    Approve to inform the shareholders about the              Mgmt          No Action
       donations and contributions

12.    Approve to inform the shareholders about the              Mgmt          No Action
       Information Policy of the Company

13.    Approve the presentation of information about             Mgmt          No Action
       the general assembly about the ethical standards
       of the Company

14.    Approve to submit the Corporate Governance Committee      Mgmt          No Action
       and Risk Management Committee for general assembly's
       approval

15.    Authorize the Board Members according to the              Mgmt          No Action
       Articles 334 and 335 of the Turkish Commercial
       Code

16.    Approve the establishment of a new Company by             Mgmt          No Action
       means of partial spin-off of the petkim port,
       consisting of immovables, sea filled areas,
       piers, premises and other items, whose right
       of ownership and/or usage belongs to the Company,
       and authorize the Company's Board of Directors
       for carrying out all related procedures on
       the partial spin-off and the establishment
       of a new Company

17.    Wishes, hopes and closure                                 Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 PETRA PERDANA BHD                                                                           Agenda Number:  702132212
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6883J100
    Meeting Type:  EGM
    Meeting Date:  09-Nov-2009
          Ticker:
            ISIN:  MYL7108OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to the fulfilment of all conditions      Mgmt          For                            For
       precedent and the required approval of any
       other relevant authorities/parties being obtained,
       for PTSB, a wholly-owned subsidiary of Petra
       Perdana Berhad [PPB or the Company], to dispose
       of 1 new offshore support vessel, Petra Orbit,
       to PISB, a wholly-owned subsidiary of Petra
       Energy Berhad, which in turn is a subsidiary
       of PPB, for a cash consideration of MYR 58.4
       million subject to the terms and conditions
       as stipulated in the conditional memorandum
       of agreement dated 25 SEP 2009 entered into
       between PTSB and PISB [Proposed Disposal];
       authorize the Directors of the Company to act,
       to take all such steps and to execute all necessary
       documents for and on behalf of the Company
       as they may consider expedient or deem fit
       in the best interest of the Company to give
       full effect to the proposed disposal and all
       matters relating thereto, with full power to
       assent or to effect any conditions, modifications,
       variations and/or amendments as may be imposed
       or required by any relevant authorities and/or
       as the Directors deem fit in the best interest
       of the Company

2.     Approve, subject to the fulfilment of all conditions      Mgmt          For                            For
       precedent and the required approval of any
       other relevant authorities/parties being obtained,
       for PTSB, a wholly-owned subsidiary of Petra
       Perdana Berhad [PPB or the Company], to dispose
       of 1 new offshore support vessel, Petra Galaxy,
       to PISB, a wholly-owned subsidiary of Petra
       Energy Berhad, which in turn is a subsidiary
       of PPB, for a cash consideration of MYR 58.4
       million subject to the terms and conditions
       as stipulated in the conditional memorandum
       of agreement dated 25 SEP 2009 entered into
       between PTSB and PISB [Proposed Disposal];
       authorize the Directors of the Company to act,
       to take all such steps and to execute all necessary
       documents for and on behalf of the Company
       as they may consider expedient or deem fit
       in the best interest of the Company to give
       full effect to the proposed disposal and all
       matters relating thereto, with full power to
       assent or to effect any conditions, modifications,
       variations and/or amendments as may be imposed
       or required by any relevant authorities and/or
       as the Directors deem fit in the best interest
       of the Company

3.     Approve, subject to the fulfilment of all conditions      Mgmt          For                            For
       precedent and the required approval of any
       other relevant authorities/parties being obtained,
       for PTSB, a wholly-owned subsidiary of Petra
       Perdana Berhad [PPB or the Company], to dispose
       of 1 new accommodation/work barge, Petra Endeavour,
       to PISB, a wholly-owned subsidiary of Petra
       Energy Berhad, which in turn is a subsidiary
       of PPB, for a cash consideration of MYR 96.6
       million subject to the terms and conditions
       as stipulated in the conditional memorandum
       of agreement dated 25 SEP 2009 entered into
       between PTSB and PISB [Proposed Disposal];
       authorize the Directors of the Company to act,
       to take all such steps and to execute all necessary
       documents for and on behalf of the Company
       as they may consider expedient or deem fit
       in the best interest of the Company to give
       full effect to the proposed disposal and all
       matters relating thereto, with full power to
       assent or to effect any conditions, modifications,
       variations and/or amendments as may be imposed
       or required by any relevant authorities and/or
       as the Directors deem fit in the best interest
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 PETRA PERDANA BHD                                                                           Agenda Number:  702190620
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6883J100
    Meeting Type:  EGM
    Meeting Date:  04-Feb-2010
          Ticker:
            ISIN:  MYL7108OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to remove Y.M. Tengku Dato' Ibrahim               Mgmt          For                            For
       Petra Bin Tengku Indra Petra as a Director
       of the Company with immediate effect

2      Approve to remove Datin Nariza Hashim as a Director       Mgmt          For                            For
       of the Company with       immediate effect

3      Approve to remove Wong Fook Heng as a Director            Mgmt          For                            For
       of the Company with immediate  effect

4      Approve to remove Tiong Young Kong as a Director          Mgmt          For                            For
       of the Company with          immediate effect

5      Appoint Dato' Kho Poh Eng as a Director of the            Mgmt          For                            For
       Company, with immediate effect

6      Appoint Koh Pho Wat as a Director of the Company,         Mgmt          For                            For
       with immediate effect

7      Appoint Surya Hidayat bin Abdul Malik as a Director       Mgmt          For                            For
       of the Company, with

8      Appoint Ganesan A/L Sundaraj as a Director of             Mgmt          For                            For
       the Company, with immediate

9      Approve to remove, any such persons as might              Mgmt          For                            For
       have been appointed as the       Directors
       of the Company at any time or times between
       06 JAN 2010 and before  the commencement of
       this general meeting, as Directors of the Company
       with    immediate effect

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE FOR OR AGAINST FOR ALL THE RESOLUTION.
       THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INCLUSION      Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PETROBRAS ENERGIA S A                                                                       Agenda Number:  702265693
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7873P114
    Meeting Type:  OGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  ARPERE010103
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE BE ADVISED THAT IN ORDER TO PERMIT FOREIGN         Non-Voting    No vote
       SHAREHOLDERS TO PARTICIPATE IN SHAREHOLDERS'
       MEETINGS, ARGENTINEAN COMPANIES MAY REQUEST
       FOREIGN          SHAREHOLDERS TO PROVIDE PROOF
       OF THEIR REGISTRATION AT THE SUPERINTENDENCY
       OF CORPORATIONS  INSPECCION GENERAL DE JUSTICIA
       .

1.     Receive the annual report and informative summary,        Mgmt          No Action
       inventory, balance sheet, income statement,
       evolution of the equity, cash flow statement,
       complimentary notes and attachments to the
       balance sheet and the version in the English
       language of the mentioned documents, the
       opinion of the Auditor, report from  the oversight
       committee and additional information required
       by Article 68 of the stock exchange regulations,
       for the FYE 31 DEC 2009

2.     Approve the term in office of the Management              Mgmt          No Action
       and oversight bodies for the FYE 31 DEC 2009

3.     Approve the allocation of profit                          Mgmt          No Action

4.     Approve the acceptance of the resignation of              Mgmt          No Action
       full Members of the Board of     Directors,
       election of full Members of the Board of Directors,
       election of    the alternate Members of the
       Board of Directors and establishing their order
       for joining the Board

5.     Elect the full and alternate Members of the               Mgmt          No Action
       oversight Committee

6.     Approve the remuneration of the Members of the            Mgmt          No Action
       Board of Directors and Members of the oversight
       Committee

7.     Approve the compensation of the Certified Public          Mgmt          No Action
       Accountant who audited the   balance sheet
       to 31 DEC 2009 and designation of the Certified
       Public          Accountant to perform the outside
       auditing functions for the new FY

8.     Approve the budget for the Audit Committee                Mgmt          No Action

9.     Ratify all of that which was done based on the            Mgmt          No Action
       Merger by Absorption between   Petrobras Energia
       S.A. and Petrobras Energia Participaciones
       S.A

10.    Approve the term in office of the Management              Mgmt          No Action
       body of the  Company that        exercised
       the Management of Petrobras Energia Participaciones
       S.A. from 27    MAR 2009 until its dissolution

11.    Approve the term in office of the oversight               Mgmt          No Action
       body of Petrobras Energia         Participaciones
       S.A for the FY that began on 01 JAN 2009 until
       its            dissolution

12.    Approve the remuneration for the Members of               Mgmt          No Action
       the oversight Committee of        Petrobras
       Energia Participaciones S.A

13.    Approve the designation of 2 shareholders to              Mgmt          No Action
       sign the minutes




--------------------------------------------------------------------------------------------------------------------------
 PETROBRAS ENERGIA S.A.                                                                      Agenda Number:  933202979
--------------------------------------------------------------------------------------------------------------------------
        Security:  71646J109
    Meeting Type:  Annual
    Meeting Date:  26-Mar-2010
          Ticker:  PZE
            ISIN:  US71646J1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     CONSIDERATION OF THE ANNUAL REPORT AND SUMMARY            Mgmt          For                            For
       OF EVENTS, INVENTORY, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.

02     APPROVAL OF PERFORMANCE OF THE MANAGEMENT AND             Mgmt          For                            For
       SUPERVISORY BODIES FOR FISCAL YEAR ENDED DECEMBER
       31, 2009.

03     ALLOCATION OF PROFITS FOR THE YEAR.                       Mgmt          For                            For

04     APPROVAL OF RESIGNATION OF REGULAR DIRECTORS.             Mgmt          For                            For
       ELECTION OF REGULAR DIRECTORS. ELECTION OF
       ALTERNATE DIRECTORS.

05     ELECTION OF THE REGULAR AND ALTERNATE MEMBERS             Mgmt          For                            For
       OF THE STATUTORY SYNDIC COMMITTEE.

06     CONSIDERATION OF THE COMPENSATION OF DIRECTORS            Mgmt          Against                        Against
       AND STATUTORY SYNDIC COMMITTEE'S MEMBERS.

07     APPOINTMENT OF THE CERTIFIED PUBLIC ACCOUNTANT            Mgmt          For                            For
       WHO WILL PERFORM AS INDEPENDENT AUDITOR FOR
       THE NEW FISCAL YEAR.

08     CONSIDERATION OF THE AUDIT COMMITTEE'S BUDGET.            Mgmt          For                            For

09     RATIFICATION OF ACTS PERFORMED IN CONNECTION              Mgmt          For                            For
       WITH THE MERGER OF PETROBRAS ENERGIA S.A. &
       PETROBRAS ENERGIA PARTICIPACIONES S.A.

10     APPROVAL OF PERFORMANCE OF THE MANAGEMENT BODY            Mgmt          For                            For
       IN CHARGE OF THE MANAGEMENT OF PETROBRAS ENERGIA
       PARTICIPACIONES S.A.

11     APPROVAL OF PERFORMANCE OF THE STATUTORY SYNDIC           Mgmt          For                            For
       COMMITTEE OF PETROBRAS ENERGIA PARTICIPACIONES
       S.A.

12     CONSIDERATION OF THE COMPENSATION OF THE STATUTORY        Mgmt          For                            For
       SYNDIC COMMITTEE'S MEMBERS OF PETROBRAS ENERGIA
       PARTICIPACIONES S.A.

13     APPOINTMENT OF TWO SHAREHOLDERS TO SIGN THE               Mgmt          For                            For
       MINUTES.




--------------------------------------------------------------------------------------------------------------------------
 PETROCHINA CO LTD                                                                           Agenda Number:  702358715
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6883Q104
    Meeting Type:  AGM
    Meeting Date:  20-May-2010
          Ticker:
            ISIN:  CNE1000003W8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year 2009

2      Receive the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year   2009

3      Approve the Audited Financial Statements of               Mgmt          For                            For
       the Company for the year 2009

4      Approve the declaration and payment of the final          Mgmt          For                            For
       dividends for the YE 31 DEC  2009 in the amount
       and in the manner recommended by the Board
       of Directors

5      Authorize the Board of Directors to determine             Mgmt          For                            For
       the distribution of interim     dividends for
       the year 2010

6      Approve the continuation of appointment of PricewaterhouseCoopers,Mgmt          For                            For
       Certified  Public   Accountants, as the International
       Auditors of the Company and         PricewaterhouseCoopers
       Zhong Tian CPAs Company Limited, Certified
       Public      Accountants, as the Domestic Auditors
       of the Company, for the year 2010 and   authorize
       the Board of Directors to fix their remuneration

7      Approve the transaction as contemplated in the            Mgmt          For                            For
       Subscription Agreement entered into between
       the Company, China Petroleum Finance Co., Ltd
       and China National Petroleum Corporation dated
       25 MAR 2010

S.8    Authorize the Board of Directors, granted an              Mgmt          Against                        Against
       unconditional general   mandate  to separately
       or concurrently issue, allot and deal with
       additional            domestic shares and overseas
       listed foreign shares of the Company in
       accordance with the status quo of the
       market, including to decide on the     class
       and number of shares to be issued; the pricing
       mechanism and/or the   issue   price (or the
       range of issue price); the opening and closing
       date and time of   such issue; the class and
       number of shares to be issued and         allotted
       to current   shareholders of the Company; and/or
       to make any         proposals, enter into any
       agreements or grant any share options or
       conversion rights which may invo ve
       the exercise of the power mentioned     above;
       the number of the domestic shares and overseas
       listed foreign shares   issued and allotted
       or agreed conditionally or unconditionally
       to be issued   and allotted  whether or CONTD

-      CONTD not by way of the exercise of share options,        Non-Voting    No vote
       conversion rights or by    any other means
       in accordance with (a) above shall not exceed
       20% of each of the existing domestic shares
       and overseas listed foreign shares of the
       Company in issue as at the date of this
       resolution; (c) the Board of          Directors
       may make any proposals, enter into any agreements
       or grant any      share options or conversion
       rights which may invoke the exercise, after
       the   expiry of the relevant period of this
       mandate, of the power mentioned above;  Authority
       expire after the 12 month period following
       the passing of this      resolution ; and to
       make such amendments   to the Articles of Association
       of  the Company as it thinks fit so as to reflect
       the   increased registered      share capital
       and the new capital structure of the Company
       by reference to  the manner of the allotment
       and issuance, class and number of   shares
       of the Company allotted and issued, as well
       as the capital

-      CONTD of the Company alter such allotment and             Non-Voting    No vote
       issuance; and to execute and do or   procure
       to be executed and done, all such documents,
       deeds and things as it may consider necessary
       in connection with the issue of such shares
       so long as   the same does not contravene and
       laws, rules, regulations or listing     rules
       of the   stock exchanges on which the shares
       of the Company are listed, and the   Articles
       of Association of the Company; in order to
       facilitate the  issuance of shares in accordance
       with this resolution in a timely manner, to
       establish a special committee of the Board
       of Directors comprising Jiang      Jiemin,
       Zhou Jiping and Wang Guoliang and to authorise
       such committee to      exercise all such power
       granted to the Board of Directors to execute
       and do   all such documents, deeds and things
       as it may consider necessary in          connection
       with the issue of such shares contingent on
       the passing of         sub-paragraphs (a)
       to (f) of this resolution an

-      CONTD the relevant period of this mandate; the            Non-Voting    No vote
       Board of Directors and the     special committee
       of the Board of Directors will only   exercise
       its          respecthie power under such mandate
       in accordance with the Company Law of the PRC,
       the Securities Law of the PRC, regulations
       or the listing rules of the   stock exchange
       on which the Shares of the Company are listed
       as amended from time to time  and only if
       all necessary approvals from the China Securities
       Regulatory Commission and/or other relevant
       PRC government authorities are    obtained
       and the special committee of the Board of Directors
       will only        exercise its power under such
       mandate in accordance with the power granted
       by the shareholders at the AGM to the Board
       of Directors




--------------------------------------------------------------------------------------------------------------------------
 PETROKEMIJA D.D., KUTINA                                                                    Agenda Number:  701953817
--------------------------------------------------------------------------------------------------------------------------
        Security:  X64280104
    Meeting Type:  AGM
    Meeting Date:  02-Jul-2009
          Ticker:
            ISIN:  HRPTKMRA0005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     AGM opening and approve the determination of              Mgmt          For                            For
       quorum

2.     Approve the 2008 annual financial reports after           Mgmt          For                            For
       being determined by Management Board and Supervisory
       Board and the Management Board's report on
       Company's position

3.     Receive the Supervisory Board report                      Mgmt          For                            For

4.     Approve the profit allocation                             Mgmt          For                            For

5.A    Approve the release of the Management Board               Mgmt          For                            For
       Members

5.B    Approve the release of the Supervisory Board              Mgmt          For                            For
       Members

6.     Approve the amount and the method of calculation          Mgmt          For                            For
       of the remuneration for the Supervisory Board
       Members

7.     Appoint the Auditor for the 2009                          Mgmt          For                            For

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 JUL 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PETROL AD, SOFIA                                                                            Agenda Number:  702038109
--------------------------------------------------------------------------------------------------------------------------
        Security:  X65404109
    Meeting Type:  EGM
    Meeting Date:  03-Aug-2009
          Ticker:
            ISIN:  BG11PESOBT13
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 AUG 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve to change the Supervisory Board of the            Mgmt          For                            For
       Company

       Miscellaneous                                             Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-VOTABLE RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PETROL AD, SOFIA                                                                            Agenda Number:  702158925
--------------------------------------------------------------------------------------------------------------------------
        Security:  X65404109
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2009
          Ticker:
            ISIN:  BG11PESOBT13
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       04 JAN 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Authorize the Management Board and the Executive          Mgmt          For                            For
       Directors of the Company to make deals as per
       Article 114 of the Public Offering of Shares
       Act

2.     Miscellaneous                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PETROL AD, SOFIA                                                                            Agenda Number:  702465940
--------------------------------------------------------------------------------------------------------------------------
        Security:  X65404109
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  BG11PESOBT13
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       15 JUL 2010 AT 11:00 A.M. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS  WILL REMAIN VALID FOR
       ALL CALLS UNLESS THE AGENDA IS AMENDED. THANK
       YOU.

1      Adopt the annual report of the Management Board           Mgmt          For                            For
       about the activities of the   Company in 2009

2      Adopt the audited annual financial statement              Mgmt          For                            For
       of the Company for 2009

3      Adopt the report of the Specialized Audit Company         Mgmt          For                            For
       for 2009

4      Adopt the annual report of the Management Board           Mgmt          For                            For
       to the consolidated report of the Company for
       2009

5      Adopt the audited annual consolidated financial           Mgmt          For                            For
       statement of the Company for  2009

6      Adopt the report of the Certified Accountant              Mgmt          For                            For
       to the annual consolidated       financial
       report of the Company for 2009

7      Adopt the proposal for profit allocation                  Mgmt          For                            For

8      Approve to exempt, from liability, the Members            Mgmt          For                            For
       of the Management and          Supervisory
       Boards for their activity in 2009

9      Adopt the annual report of the Investor Relations         Mgmt          For                            For
       Director for 2009

10     Adopt the annual report on the Audit Committee's          Mgmt          For                            For
       activity in 2009

11     Election of a Specialized Audit Company for               Mgmt          For                            For
       the audit and certification of    the annual
       financial statement of the Company for 2010




--------------------------------------------------------------------------------------------------------------------------
 PETROL LJUBLJANA D.D., LJUBLJANA                                                            Agenda Number:  702360380
--------------------------------------------------------------------------------------------------------------------------
        Security:  X16081105
    Meeting Type:  AGM
    Meeting Date:  06-May-2010
          Ticker:
            ISIN:  SI0031102153
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 688034 DUE TO RECEIPT OF COUNTER PROPOSAL.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A MEETING-SPECIFICNon-Voting    No vote
       POWER OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. THE POASHOULD BE PRINTED ON COMPANY
       LETTERHEAD AND SIGNED ACCORDING TO SIGNATORY
       LIST IN PLACE. THE POA MUST ALSO BE NOTARIZED
       AND APOSTILLIZED. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE FOR DETAILS. THANK YOU.

1.     Opening of the general meeting, confirmation              Mgmt          For                            For
       of a quorum, presentation of the general meetings
       bodies

2.     Approve the annual report 2009 and the Supervisory        Mgmt          For                            For
       Board's feedback annual report verification
       results information on remuneration of Members
       of Management and Supervisory Bodies use of
       profit for appropriation and issuing of a discharge
       use of profit EUR 14.604.107,00 and EUR 12.309.175,90
       for dividends and EUR 5,90 gross dividend per
       share EUR 2.294.931,10 for reserves and grant
       discharge for the Management Board and grant
       discharge for the Supervisory Board

3.     Adopt the resolution on the appointment of an             Mgmt          For                            For
       Auditor to Audit Company's business and financial
       statements for 2010

4.     Amend the Company's Articles of Association               Mgmt          For                            For
       in order to grant power to the Management Board
       to increase the Company's share capital, and
       in order to alugn its provisions with the provisions
       of the Companies Act relating to the remuneration
       of Members of the Supervisory Board, convocation
       of general meetings, giving information to
       shareholders, and registration and participation
       rules

5.     Appointment of Member of the Supervisory Board            Mgmt          For                            For

       PLEASE NOTE THAT BELOW RESOLUTION IS A COUNTER            Non-Voting    No vote
       PROPOSAL FOR RESOLUTION 5.

5.     PLEASE NOTE THAT THIS IS A SHARE HOLDER PROPOSAL:         Shr           Against                        For
       Appoint Miran Mejak as a substitute member
       of the Supervisory Board of PETROL, Slovenska
       energetska druzba, dd, Ljubljana, as a shareholders'
       representative, for the term commencing 06
       MAY 2010 and ending 07 APR 2013




--------------------------------------------------------------------------------------------------------------------------
 PETROL OFISI A.S., ISTANBUL                                                                 Agenda Number:  702406819
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7886B105
    Meeting Type:  OGM
    Meeting Date:  17-May-2010
          Ticker:
            ISIN:  TRAPTOFS91E6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU.

1      Opening and election of the Presidential  Board           Mgmt          No Action

2      Approve the delegating authority to Chairmanship          Mgmt          No Action
       to sign the minutes of the meeting

3      Approve to submit the changes made in board               Mgmt          No Action
       membership for general assemblys

4      Approve the concerning the activities and accounts        Mgmt          No Action
       of 2009, the reading, deliberation and approval
       of  the Board of Directors, Auditors and independent
       Auditors reports reading,deliberation and
       approve the balance sheet and income statements
       for year  2009

5      Approve the deliberation and the profit  distribution     Mgmt          No Action
       proposal of the Board of Directors

6      Approve the absolving the Board of Directors              Mgmt          No Action
       and the Auditors

7      Election of the Board members and approve to              Mgmt          No Action
       determine their duty period and salaries

8      Election of the Auditors and approve to determine         Mgmt          No Action
       their duty period and salaries

9      Approve the decision on amendment of the 3rd              Mgmt          No Action
       Article of the Association

10     Authorize Board members to issue bonds and                Mgmt          No Action
       other financial instruments

11     Authorize Board members according  to the Articles        Mgmt          No Action
       334 and 335 of the Turkish Commercial Code

12     Authorize Board members to add tax surplus to             Mgmt          No Action
       the extraordinary revenues and  to add tax
       deficits to the extraordinary expenditures

13     Approve the information about the donations               Mgmt          No Action
       and contributions

14     Closure                                                   Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 PETROL OFISI A.S., ISTANBUL                                                                 Agenda Number:  702412331
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7886B105
    Meeting Type:  OGM
    Meeting Date:  17-May-2010
          Ticker:
            ISIN:  TRAPTOFS91E6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU

1      Opening and election of the Chairmanship                  Mgmt          No Action

2      Authorize the Chairmanship to sign the Minutes            Mgmt          No Action
       of the Assembly

3      Approve to determine the candidates who will              Mgmt          No Action
       be nominated by the Group A shareholders in
       the election of the Members of the Board of
       Directors which will be held in the OGM

4      Approve to determine the candidates who will              Mgmt          No Action
       be nominated by the Group A shareholders in
       the election of the Members of the Board of
       Auditors which will be held in the OGM

5      Closing                                                   Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 PETROL OFISI A.S., ISTANBUL                                                                 Agenda Number:  702424401
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7886B105
    Meeting Type:  OGM
    Meeting Date:  17-May-2010
          Ticker:
            ISIN:  TRAPTOFS91E6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU.

1.     Opening and forming the Presidency of the Board           Mgmt          No Action

2.     Authorize the Board Members to sign the minutes           Mgmt          No Action
       of meeting

3.     Approve Item 3 of the Articles of Association             Mgmt          No Action

4.     Closing                                                   Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  933245296
--------------------------------------------------------------------------------------------------------------------------
        Security:  71654V101
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2010
          Ticker:  PBRA
            ISIN:  US71654V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O4     ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS             Mgmt          For                            For

O6     ELECTION OF MEMBERS OF THE AUDIT BOARD AND THEIR          Mgmt          For                            For
       RESPECTIVE SUBSTITUTES




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO SA PETROBRAS                                                            Agenda Number:  702312795
--------------------------------------------------------------------------------------------------------------------------
        Security:  P78331132
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  BRPETRACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

1      Approve to examine, discuss and vote upon the             Mgmt          For                            For
       Board of Directors annual       report, the
       financial statements and the Independent Auditors
       report relating to FYE 31 DEC 2009

2      Approve the capital budget relating to the FYE            Mgmt          For                            For
       31 DEC 2009

3      Approve the destination of the YE results of              Mgmt          For                            For
       2009

4      Election of Members of the Board of Directors             Mgmt          For                            For

5      Election of President of the Board of Directors           Mgmt          For                            For

6      Election of the members of the Finance Committee,         Mgmt          For                            For
       and their respective

7      Approve to set the total annual payment for               Mgmt          For                            For
       the members of the Board of       Directors
       and the payment for the members of the Finance
       Committee




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO SA PETROBRAS                                                            Agenda Number:  702346443
--------------------------------------------------------------------------------------------------------------------------
        Security:  P78331132
    Meeting Type:  EGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  BRPETRACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1      Approve the increase of the share Capital by              Mgmt          Against                        Against
       the inclusion of part of the Capital reserves
       and profit reserves, in the amount of BRL 6.142
       billion, increasing the share Capital from
       BRL 78.967 billion to BRL 85.109 billion, without
       changing the number of common and preferred
       shares, in accordance with Article 40, line
       III, of the corporate bylaws of the company,
       and the consequent amendment of the wording
       of Article 4 of the mentioned bylaws

2      Approve the waiver of the preemptive rights               Mgmt          Against                        Against
       in the subscription of shares in quattor participacoes
       s.a., on the occasion of the acquisition, by
       braskem S.A, of the ownership interest held
       by Uniao De Industrias Petroquimicas S.A




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO SA PETROBRAS                                                            Agenda Number:  702457828
--------------------------------------------------------------------------------------------------------------------------
        Security:  P78331132
    Meeting Type:  EGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  BRPETRACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1.A    Approve to reform the corporate bylaws of the             Mgmt          Against                        Against
       Company: to amend the           quantitative
       limit of preferred shares to 2,400,000,000
       shares issued by the  Company, maintaining
       the current amount of BRL 60,000,000,000.00
       in           accordance with the terms of Article
       40, line i, of the corporate bylaws of   the
       Company, observing the transitory provision
       indicated in item c below

1.B    Approve to reform the corporate bylaws of the             Mgmt          Against                        Against
       Company: to insert a Clause to  set an authorized
       capital limit for common shares issued by the
       Company, in   the amount of BRL 90,000,000,000.00,
       through the issuance of common shares    within
       the limit of 3,200,000,000 shares, in accordance
       with the terms of     Article 40 of the corporate
       bylaws of the Company, observing the transitory
       provision indicated in item c below, as well
       as to make the necessary         adjustments
       in the cross references throughout the corporate
       bylaws of the    Company, as a function of
       the provision in the new section

1.C    Approve to reform the corporate bylaws of the             Mgmt          Against                        Against
       Company: to insert a transitory provision to
       clarify that the authorized capital limits
       inserted in           accordance with the terms
       of items a and b above will be valid only for
       the   issuance of common and preferred shares
       specifically within the context of an offer
       for public share subscription that contains
       a priority allocation       structure in accordance
       with the terms of Article 21 of national securities
       commission instruction number 400 of 29 DEC
       2003, and that gives a preemptive right to
       the shareholders, CONTD.

CONTD  CONTD. in accordance with the terms of Article            Non-Voting    No vote
       171, read together with        Article 172,
       of law number 6404 of 15 DEC 1976, as amended,
       from here onward  the Brazilian Corporate Law,
       without prejudice to the provision in item
       d in  regard to the exclusion of the preemptive
       right or reduction of the period    for its
       exercise, with it being observed that such
       an offer must be made      within a period
       of one year counted from the date of the resolution
       passed by the EGM called here

1.D    Approve to reform the corporate bylaws of the             Mgmt          Against                        Against
       Company: to amend the language  of Paragraph
       2 of Article 4 of the corporate bylaws of the
       Company, because   of the change in the authorized
       capital limit of the Company, as provided for
       above, allowing the Board of Directors of the
       Company to approve the capital  increase through
       the issuance of common shares and or of preferred
       shares,    without granting a preemptive right
       to the shareholders, or, if this right is granted,
       it will be with a reduction of the period that
       is dealt with in      Article 171, Paragraph
       4, of the Brazilian Corporate Law




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO SA PETROBRAS, RIO DE JANEIRO                                            Agenda Number:  702318608
--------------------------------------------------------------------------------------------------------------------------
        Security:  P78331140
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  BRPETRACNPR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 674717 DUE TO CHANGE IN VOTING STATUS AND
       ADDITION OF RESOLUTIONS. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

       PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 4 AND 6 ONLY. THANK YOU.

1.     To examine, discuss and vote upon the Board               Non-Voting    No vote
       of Directors annual report, the financial statements
       and the Independent Auditors report relating
       to FYE 31 DEC 2009

2.     Approval of the capital budget relating to the            Non-Voting    No vote
       FY that ended on 31 DEC 2009

3.     Destination of the YE results of 2009                     Non-Voting    No vote

4.     Election of the Members of the Board of Directors         Mgmt          For                            For

5.     To elect the President of the Board of Directors          Non-Voting    No vote

6.     Election of the Members of the Finance Committee,         Mgmt          For                            For
       and their respective

7.     To set the total annual payment for the Members           Non-Voting    No vote
       of the Board of Directors and the payment for
       the Members of the Finance Committee

S.8    Authorize Capitalization of Reserves                      Non-Voting    No vote

S.9    Eliminate Preemptive Rights                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO SA PETROBRAS, RIO DE JANEIRO                                            Agenda Number:  702458882
--------------------------------------------------------------------------------------------------------------------------
        Security:  P78331140
    Meeting Type:  EGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  BRPETRACNPR6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 709942  DUE TO CHANGE IN VOTING STATUS.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN INFORMATION MEETING.          Non-Voting    No vote
       SHOULD YOU WISH TO ATTEND THE MEETING PERSONALLY,
       YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING
       YOUR CLIENT REPRESENTATIVE. THANK YOU

1      Amend the Company's Bye-Laws to increase the              Non-Voting    No vote
       number of authorized preferred shares

2      Amend the Company's Bye-Laws to increase the              Non-Voting    No vote
       number of authorized common shares

3      Amend the Company's Bye-Laws to include transitory        Non-Voting    No vote
       provision to issue shares with or without preemptive
       rights

4      Amend the Articles 4 of the Company's Bye-Laws            Non-Voting    No vote
       to reflect the changes in its capital structure




--------------------------------------------------------------------------------------------------------------------------
 PETRONAS DAGANGAN BHD PDB                                                                   Agenda Number:  702036763
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6885A107
    Meeting Type:  AGM
    Meeting Date:  28-Jul-2009
          Ticker:
            ISIN:  MYL5681OO001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements for              Mgmt          For                            For
       the YE 31 MAR 2009 together with the reports
       of the Directors and the Auditors thereon

2.     Approve the payment of final dividend of 33               Mgmt          For                            For
       sen per ordinary share less income tax at 25%
       in respect of the YE 31 MAR 2009

3.     Re-elect Datuk Anuar Bin Ahmad as a Director,             Mgmt          For                            For
       pursuant to Article 93 of the Company's Articles
       of Association

4.     Re-elect Dato' Kamaruddin Bin Mohd Jamal as               Mgmt          For                            For
       a Director, pursuant to Article 93 of the Company's
       Articles of Association

5.     Re-elect Md Arif Bin Mahmood as a Director,               Mgmt          For                            For
       pursuant to the Article 96 of the Company's
       Articles of Association

6.     Approve the payment of the Directors' fees in             Mgmt          For                            For
       respect of the YE 31 MAR 2009

7.     Re-appoint Messrs. KPMG Desa Megat & Co. as               Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

8.     Re-appoint Dato' Chew Kong Seng as a Director             Mgmt          For                            For
       of the Company, who retires pursuant to Section
       129 of the Companies Act, 1965, to hold office
       until the conclusion of the next AGM

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PETRONAS GAS BHD                                                                            Agenda Number:  702032804
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6885J116
    Meeting Type:  AGM
    Meeting Date:  22-Jul-2009
          Ticker:
            ISIN:  MYL6033OO004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 MAR 2009 together with the reports
       of the Directors and Auditors thereon

2.     Approve the payment of final dividend of 20%              Mgmt          For                            For
       per ordinary share tax exempt, 5.1% per ordinary
       share less 25% tax and 9.9% per ordinary share
       tax exempt under the single tier tax system
       in respect of the FYE 31 MAR 2009

3.     Re-elect Mr. Datuk Wan Zulkiflee bin Wan Ariffin          Mgmt          For                            For
       as a Director, pursuant to Article 93 of the
       Company's Articles of Association

4.     Re-elect Mr. Mohammed Azhar bin Osman Khairuddin          Mgmt          For                            For
       as a Director, pursuant to Article 93 of the
       Company's Articles of Association

5.     Re-elect Mr. Samsudin bin Miskon as a Director,           Mgmt          For                            For
       pursuant to Article 93 of the Company's Articles
       of Association

6.     Approve the Directors' fees in respect of the             Mgmt          For                            For
       FYE 31 MAR 2009

7.     Re-appoint Messrs. KPMG Desa Megat & Co. as               Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

8.     Re-appoint Mr. Dato' Chew Kong Seng as a Director         Mgmt          For                            For
       of the Company, who retires in accordance with
       Section 129 of the Companies Act, 1965 in Malaysia
       to hold office until the conclusion of next
       AGM of the Company

9.     Re-appoint Mr. Datuk Mohd Zain bin Haji Abdul             Mgmt          For                            For
       Majid as a Director of the Company, who retires
       in accordance with Section 129 of the Companies
       Act, 1965 in Malaysia to hold office until
       the conclusion of next AGM of the Company

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PETRONET LNG LTD                                                                            Agenda Number:  702511153
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y68259103
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  INE347G01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as on 31 MAR 2010, profit & loss  account for
       the YE 31 MAR 2010, together with report of
       Directors and         Statutory Auditors thereon

2      Declare a dividend for the FYE 31 MAR 2010                Mgmt          For                            For

3      Re-appoint Shri Ashok Sinha as a Director, who            Mgmt          For                            For
       retires by rotation

4      Re-appoint Shri B. C. Tripathi as a Director,             Mgmt          For                            For
       who retires by rotation

5      Re-appoint Shri S. V. Narasimhan as a Director,           Mgmt          For                            For
       who retires by rotation

6      Re-appoint Dr. A.K. Balyan as a Director, who             Mgmt          For                            For
       retires by rotation

7      Re-appoint Mr. Dominique PELLOUXPRAYER as a               Mgmt          For                            For
       Director, who retires by rotation

S.8    Re-appoint M/s V. Sankar Aiyar & Company, Chartered       Mgmt          For                            For
       Accountants, as the       Statutory Auditors
       of the Company, pursuant to the provisions
       of Section 224A and other applicable provisions,
       if any, of the Companies Act, 1956, to hold
       office from the conclusion of the 12th AGM
       till the conclusion of the next    AGM at a
       remuneration of INR 7.00 lacs plus out of pocket
       expenses and        applicable services tax

9      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Appointment of    Shri S. Sundareshan
       as a Director of the Company, who is liable
       to retire by  rotation

10     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Appointment of    Shri. Shantanu
       Chakraborty, Nominee of Asian Development Bank
       ADB , as a     Director of the Company who
       is liable to retire by rotation

11     Authorize the Board of Directors, pursuant to             Mgmt          Against                        Against
       Section 293 1  d  and all other applicable
       provisions, if any, of the Companies Act, 1956,
       to borrow such     sums of money  including
       by way of debentures secured or unsecured,
       loans or  otherwise , at any time or from time
       to time as may be required for the       purpose
       of the business of the Company in excess of
       the aggregate of the paid up share capital
       of the Company and its free reserves i.e. to
       say, reserves   not set apart for any specific
       purpose, subject to the condition that such
       borrowing together with the CONTD

CONT   CONTD money which is already borrowed  apart              Non-Voting    No vote
       from temporary loans obtained by the Company
       from its bankers/ other entities in the ordinary
       course of        business  shall not at any
       time exceed INR 15,000 crores; authorize the
       Board to finalize, settle and execute such
       documents/ deeds/ writings/ papers/      agreements
       as may be required and do all such acts, deeds,
       matters and        things, as it may in it
       absolute discretion deemed necessary, proper
       or       desirable and to settle any question,
       difficulty or doubt that may arise in   this
       regard to borrowing as aforesaid

S.12   Approve to: substitute the Article No. 104 i.e.           Mgmt          For                            For
       Number of Directors of the    Articles of Association
       of the Company by the following: subject to
       the       provisions of Section 252 of the
       Act, the Board shall consist of not less
       than 4 and not more than 16 Directors including
       a Director, if any, nominated by any financial
       institutions pursuant to the terms of any financing
       documents entered into by the Company
       with such financial institutions; and   subject
       to the approval of the Central Government,
       increase the Number of     Directors from 15
       to 16




--------------------------------------------------------------------------------------------------------------------------
 PETROVIETNAM DRILLING AND WELL SERVICES JSC                                                 Agenda Number:  702344374
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6825E102
    Meeting Type:  AGM
    Meeting Date:  17-Apr-2010
          Ticker:
            ISIN:  VN000000PVD2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the business operations report of Board           Mgmt          For                            For
       of Directors for the year 2009, plan 2010

2      Approve the audited financial report for the              Mgmt          For                            For
       year 2009, Business Plan for the year 2010

3      Approve the business report of Committee of               Mgmt          For                            For
       supervisors for the year 2009, Plan 2010

4.1    Approve the share dividend                                Mgmt          For                            For

4.2    Approve the Business Investment Plan for the              Mgmt          For                            For
       year 2010, capital mobilize project by issue
       bond

4.3    Approve the salary of Board of Directors, Committee       Mgmt          For                            For
       of Supervisors Plan for the year 2010

4.4    Approve the vote for Member of Board of Directors,        Mgmt          For                            For
       Committee of Supervisors

4.5    Approve to modify the Company regulation                  Mgmt          For                            For

4.6    Approve the list of Audit Company Plan for the            Mgmt          For                            For
       year 2010,  choose Audit Company, Audit financial
       report every 3 months




--------------------------------------------------------------------------------------------------------------------------
 PETROVIETNAM FERTILIZER AND CHEMICAL JOINT STOCK COMPANY                                    Agenda Number:  702293337
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6825J101
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2010
          Ticker:
            ISIN:  VN000000DPM1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 661516 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approve the business result of 2009                       Mgmt          For                            For

2      Receive the financial report, report of the               Mgmt          For                            For
       Board of Directors, Board of Supervisors, salary
       report and others

3      Approve the profit distribution of 2009 and               Mgmt          For                            For
       Profit Distribution Plan for 2010

4      Approve to nominate Members of Board of Directors         Mgmt          For                            For

5      Others                                                    Non-Voting    No vote

       MEETING DATE HAS BEEN CHANGED FROM 19 APR TO              Non-Voting    No vote
       16 APR 2010.




--------------------------------------------------------------------------------------------------------------------------
 PGE POLSKA GRUPA ENERGETYCZNA S.A., WARSZAWA                                                Agenda Number:  702440669
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6447Z104
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  PLPGER000010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the General Meeting                            Mgmt          For                            For

2      Election of a Chairperson of the General Meeting          Mgmt          For                            For

3      Approve the ascertainment of the correctness              Mgmt          For                            For
       of convening the General Meeting and its capability
       of adopting binding resolutions

4      Adopt a decision not to elect the Returning               Mgmt          For                            For
       Committee

5      Adopt the agenda of the General Meeting                   Mgmt          For                            For

6      Adopt a resolution concerning the consideration           Mgmt          For                            For
       and approval of the financial statements of
       PGE Polska Grupa Energetyczna S.A. for the
       year 2009

7      Adopt a resolution concerning the consideration           Mgmt          For                            For
       and approval of the           Management Board's
       report on the activities of PGE Polska Grupa
       Energetyczna  S.A. for the year 2009

8      Adopt a resolution concerning the consideration           Mgmt          For                            For
       and approval of the           consolidated
       financial statements consistent with IFRS of
       the PGE Polska      Grupa Energetyczna Capital
       Group for the year 2009

9      Adopt a resolution concerning the consideration           Mgmt          For                            For
       and approval of the           consolidated
       Management Board's report on the activities
       of the PGE Polska    Grupa Energetyczna Capital
       Group for the year 2009

10     Adopt a resolution concerning the distribution            Mgmt          For                            For
       of the Company's net profit    for the financial
       year 2009 as well as the determination of the
       dividend date and the dividend payment date

11     Adopt a resolution concerning the granting of             Mgmt          For                            For
       discharge to the members of the Management
       Board and Supervisory Board

12     Adopt a resolution concerning the granting of             Mgmt          For                            For
       an annual award to President of the Management
       Board for the year 2009

13     Adopt a resolution concerning changes in the              Mgmt          For                            For
       Company's Statutes

14     Closing of the General Meeting                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PHA LAI THERMAL POWER JOINT-STOCK COMPANY                                                   Agenda Number:  702369580
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y68268104
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  VN000000PPC6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the business result report for the year           Mgmt          For                            For
       2009, business plan for the   year 2010 and
       plan from the year 2011 to the year 2014

2      Receive the report of Board of Directors and              Mgmt          For                            For
       Committee of Supervisors for the year 2009

3      Approve the share dividend ratio for the year             Mgmt          For                            For
       2009, plan year 2010

4      Approve to change the Company regulation                  Mgmt          For                            For

5      Others                                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PHA LAI THERMAL POWER JOINT-STOCK COMPANY                                                   Agenda Number:  702517915
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y68268104
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  VN000000PPC6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the business report of year 2009 and              Mgmt          For                            For
       business plan of year 2010,      further plan
       for years 2011, 2014

2      Receive the report of Board of Directors and              Mgmt          For                            For
       Committee of Supervisors year    2009

3      Approve the share dividend for year 2009 and              Mgmt          For                            For
       plan for year 2010

4      Approve the change of Company regulation                  Mgmt          For                            For

5      Others                                                    Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PHILEX MINING CORP                                                                          Agenda Number:  702387019
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y68991135
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  PHY689911352
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the proof of required notice of the               Mgmt          For                            For
       meeting

2      Approve the proof of the presence of a quorum             Mgmt          For                            For

3      Approve to read the minutes of the previous               Mgmt          For                            For
       stockholders meetings and action  thereon

4      Approve to read the annual reports and action             Mgmt          For                            For
       thereon

5      Ratify and approve the other acts of the Board            Mgmt          For                            For
       of Directors and executive     officers during
       the year 2009

6      Appointment to the Independent Auditors                   Mgmt          For                            For

7      Appointment of the Election inspectors to serve           Mgmt          For                            For
       until the close of the next   annual meeting

8.1    Election of Manuel V. Pangilinan as a Director            Mgmt          For                            For

8.2    Election of Thelmo Y. Cunanan as a Director               Mgmt          For                            For

8.3    Election of Albert F. Del Rosario as a Director           Mgmt          For                            For

8.4    Election of Romulo L. Neri as a Director                  Mgmt          For                            For

8.5    Election of Robert C. Nicholson as a Director             Mgmt          For                            For

8.6    Election of Sergio R. Ortiz-Luis, Jr. as a Director       Mgmt          For                            For

8.7    Election of Edward A. Tortorici as a Director             Mgmt          For                            For

8.8    Election of Marilyn A. Victorio-Aquino as a               Mgmt          For                            For
       Director

8.9    Election of Jose Ernesto C. Villaluna, Jr. as             Mgmt          For                            For
       a Director

8.10   Election of Oscar J. Hilado as an Independent             Mgmt          For                            For
       Director

8.11   Election of Nelson B. Bayot as an Independent             Mgmt          For                            For
       Director

9      Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PHILIP MORRIS CR AS                                                                         Agenda Number:  702327304
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6547B106
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  CS0008418869
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Opening of the general meeting                            Mgmt          For                            For

2      Election of the Chairman of the general meeting,          Mgmt          For                            For
       the Minutes Clerk, the minutes verifiers, the
       persons charged with counting the votes and
       the rules of procedure and the voting rules

3      Approve the report of the Board of Directors              Mgmt          For                            For
       on the business activities of    the Company,
       the Board of Directors report on relations
       between related       parties, a proposal for
       the approval of the 2009 ordinary financial
       statements, the 2009 ordinary consolidated
       financial statements and for the   distribution
       of profit, including an indication of the amount
       and manner of   payment of dividends and the
       amount of emoluments

4      Receive the report of Supervisory Board                   Mgmt          For                            For

5      Approve the report of the Board of Directors              Mgmt          For                            For
       on the business activities of    the company,
       the 2009 ordinary financial statements, the
       2009 ordinary        consolidated financial
       statements and the proposal for the distribution
       of    profit, including an indication of the
       amount and manner of payment of        dividends
       and the amount of emoluments

6      Election of the Members of the Board of Directors         Mgmt          For                            For
       and the Supervisory Board

7      Amend the Articles of Association of the Company          Mgmt          For                            For

8      Election of the Members of the Audit Committee,           Mgmt          For                            For
       and approve the remuneration of the Members
       of the Audit Committee and the model agreement
       for the exercise of the function of a Member
       of the Audit Committee

9      Appointment of a Company Auditor                          Mgmt          For                            For

10     Closing of the general meeting                            Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting    No vote
       OF TEXT IN RESOLUTIONS 2 AND 8. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PHILIPPINE LONG DISTANCE TEL CO                                                             Agenda Number:  702453818
--------------------------------------------------------------------------------------------------------------------------
        Security:  718252109
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  PH7182521093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 687808 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' FOR RESOLUTIONS
       2.1 TO 2.13. THANK YOU.

       Call to order                                             Non-Voting    No vote

       Certification of service of notice and quorum             Non-Voting    No vote

       The President's report                                    Non-Voting    No vote

1.     Approve the audited financial statements for              Mgmt          For                            For
       the FYE 31 DEC 2009 contained in the Company's
       2009 annual report

2.1    Election of Rev. Fr. Bienvenido F. Nebres, S.             Mgmt          For                            For
       J. as an Independent Director for the ensuing
       year

2.2    Election of Mr. Oscar S. Reyes as an Independent          Mgmt          For                            For
       Director for the ensuing year

2.3    Election of Mr. Pedro E. Roxas as an Independent          Mgmt          For                            For
       Director for the ensuing year

2.4    Election of Mr. Alfred V. Ty as an Independent            Mgmt          For                            For
       Director for the ensuing year

2.5    Election of Mr. Donald G. Dee as a Director               Mgmt          For                            For
       for the ensuing year

2.6    Election of Ms. Helen Y. Dee as a Director for            Mgmt          For                            For
       the ensuing year

2.7    Election of Atty. Ray C. Espinosa as a Director           Mgmt          For                            For
       for the ensuing year

2.8    Election of Mr. Tatsu Kono as a Director for              Mgmt          For                            For
       the ensuing year

2.9    Election of Mr. Takashi Ooi as a Director for             Mgmt          For                            For
       the ensuing year

2.10   Election of Mr. Napoleon L. Nazareno as a Director        Mgmt          For                            For
       for the ensuing year

2.11   Election of Mr. Manuel V. Pangilinan as a Director        Mgmt          For                            For
       for the ensuing year

2.12   Election of Mr. Albert F. Del Rosario as a Director       Mgmt          For                            For
       for the ensuing year

2.13   Election of Mr. Tony Tan Caktiong as a Director           Mgmt          For                            For
       for the ensuing year

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PHISON ELECTRONICS CORP                                                                     Agenda Number:  702444035
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7136T101
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0008299009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    Receive the report on the 2009 business operations        Non-Voting    No vote

A.2    Receive the 2009 audited reports                          Non-Voting    No vote

A.3    Receive the report on the revision to the rules           Non-Voting    No vote
       of the Board meetings

A.4    Receive the report on the status of new shares            Non-Voting    No vote
       issuance via private placement

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution                      Mgmt          For                            For

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings

B.4    Amend the Articles of Incorporation                       Mgmt          For                            For

B.5    Approve the issuance of new shares via private            Mgmt          Against                        Against
       placement

B.6    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PICC PROPERTY AND CASUALTY COMPANY LTD                                                      Agenda Number:  702516800
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6975Z103
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  CNE100000593
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 700361 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN20100430306.pdf
       http://www.hkexnews.hk/listedco/listconews/sehk/20100610/LTN20100610084.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTIONS
       "1 TO 12 AND 14". THANK YOU.

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for 2009

2      Approve the Report of the Supervisory Committee           Mgmt          For                            For
       of the Company for 2009

3      Approve the audited financial statements and              Mgmt          For                            For
       the Report of the Auditors of    the Company
       for the YE 31 DEC 2009

4      Approve the Profit Distribution Plan of the               Mgmt          For                            For
       Company for the YE 31 DEC 2009

5      Approve Directors' fees for 2010                          Mgmt          For                            For

6      Approve the Supervisors' fees for 2010                    Mgmt          For                            For

7      Re-appoint Ernst & Young as the International             Mgmt          For                            For
       Auditors of the Company and     Ernst & Young
       Hua Ming as the domestic auditors of the Company
       to hold office until the conclusion of the
       next AGM, and authorize the Board of Directors
       to fix their remuneration

S.8    Approve to grant a general mandate to the Board           Mgmt          Against                        Against
       of Directors to separately or concurrently
       issue, allot or deal with additional domestic
       shares and H shares in the Company not exceeding
       20% of each of the aggregate nominal      amount
       of the domestic shares and H shares of the
       Company in issue within 12  months from the
       date on which shareholders' approval is obtained,
       and authorize the Board of Directors to increase
       the registered capital of the    Company and
       make corresponding amendments to the Articles
       of Association of  the Company as it thinks
       fit so as to reflect the new capital structure
       upon  the issue or allotment of shares

S.9    Approve the proposed amendments to the Articles           Mgmt          For                            For
       of Association, and authorize the Chairman
       of the Board of Directors or his authorized
       person to make amendments to the Articles of
       Association as he deems necessary, appropriate
       and expedient in accordance with the applicable
       laws, regulations and the requirements of China
       Insurance Regulatory Commission and other relevant
       authorities

S.10   Approve the proposed amendments to the Procedural         Mgmt          For                            For
       Rules for Shareholders' General Meeting, and
       authorize the Chairman of the Board of Directors
       or his  authorized person to make corresponding
       revisions to these proposed           amendments
       as he deems necessary and appropriate in accordance
       with the requirements imposed by the relevant
       regulatory authorities and by the stock exchange
       of the place where the Company is listed from
       time to time during    the approval process

S.11   Approve the proposed amendments to the Procedural         Mgmt          For                            For
       Rules for the Board of Directors, and authorize
       the Chairman of the Board of Directors or his
       authorized person to make corresponding revision
       to these proposed amendments as he deems necessary
       and appropriate in accordance with the requirements
       imposed by the relevant regulatory authorities
       and by the stock exchange of the place where
       the Company is listed from time to time during
       the approval   process

S.12   Approve the proposed amendments to the Working            Mgmt          For                            For
       Rules for the Supervisory Committee, and authorize
       the Chairman of the Supervisory Committee or
       his authorized person to make corresponding
       revision to these proposed amendments as he
       deems necessary and appropriate in accordance
       with the requirements imposed by the relevant
       regulatory authorities and by the stock exchange
       of the place where the Company is listed from
       time to time during the approval process

13     To review the Duty Report of the Independent              Non-Voting    No vote
       Directors for the Year 2009

S.14   Authorize the Board of Directors to issue of              Mgmt          Against                        Against
       a 10-year subordinated term debts with an aggregate
       principal amount of not exceeding RMB 8,000
       million by the Company, and to determine the
       terms and conditions and other relevant matters
       of such issue, and do all such acts and things
       or execute all such documents as it may in
       its opinion consider necessary, appropriate
       or expedient for the purpose of effecting or
       otherwise in connection with such issue or
       any matter incidental thereto

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN VOTING OPTIONS COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PICK'N PAY HOLDINGS LTD                                                                     Agenda Number:  702502558
--------------------------------------------------------------------------------------------------------------------------
        Security:  S60726106
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  ZAE000005724
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 711829 DUE TO DELETION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Approve the annual financial statements                   Mgmt          For                            For

O.2    Appointment of the Auditors                               Mgmt          For                            For

O.3.1  Election of Mr. R. D. Ackerman as a Director              Mgmt          For                            For

O.3.2  Election of Mr. R. P. de Wet as a Director                Mgmt          For                            For

O.4    Appointment of Audit Committee Members for the            Mgmt          For                            For
       ensuing year

O.5    Approve the Directors' fees for 2011 FY                   Mgmt          For                            For

S.1    Grant general authority to repurchase Company             Mgmt          For                            For
       shares

O.6    Grant general authority over unissued shares              Mgmt          For                            For

O.7    Approve the specific authority over unissued              Mgmt          For                            For
       shares for purposes of Pick n Pay 1997 Share
       Option Scheme, as amended

O.8    Grant general authority to issue shares for               Mgmt          Against                        Against
       cash

O.9    Authorize the Directors' to implement the Company         Mgmt          For                            For
       resolutions




--------------------------------------------------------------------------------------------------------------------------
 PICK'N PAY STORES LTD                                                                       Agenda Number:  702471246
--------------------------------------------------------------------------------------------------------------------------
        Security:  S60947108
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  ZAE000005443
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.O.1  Approve and adopt the annual financial statements         Mgmt          For                            For
       of the Company and its      subsidiaries, for
       the YE 28 FEB 2010

2.O.2  Re-appoint KPMG Inc. as Independent Auditors              Mgmt          For                            For
       of the Company and to appoint    Mr. P. Farrand
       as the designated Auditor to hold office for
       the ensuing year

3.O.1  Election of Mrs. SD Ackerman-Berman as a Director         Mgmt          For                            For
       of the Company

3.O.2  Election of Mr. JG Ackerman as Director of the            Mgmt          For                            For
       Company

3.O.3  Election of Mr. NP Badminton as a Director of             Mgmt          For                            For
       the Company

3.O.4  Election of Mr. J van Rooyen as a Director of             Mgmt          For                            For
       the Company

3.O.5  Election of Mr. RSJ van Rensburg as a Director            Mgmt          For                            For
       of the Company

4.O.4  Appoint Messrs. J van Rooyen (Chairman), BJ               Mgmt          For                            For
       van der Ross and RSJ van Rensburg as the Company's
       Audit, Risk and Compliance Committee Members
       for the ensuing year

5.O.5  Approve and ratify the housing loans granted              Mgmt          For                            For
       to the Company's Directors as at 28 FEB 2010,
       as specified in the financial statements accompanying
       this       notice of AGM

6.O.6  Approve the remuneration report                           Mgmt          For                            For

7.O.7  Approve that the Directors' fees for the YE               Mgmt          For                            For
       28 FEB 2011 be as specified

8.S.1  Authorize the Company, as a general approval              Mgmt          For                            For
       contemplated in Sections 85 and  89 of the
       Companies Act No. 61 of 1973 (as amended) (the
       Companies Act), the  acquisition by the Company
       or any of its subsidiaries from time to time
       of    the issued shares of the Company or its
       holding company, upon such terms and  conditions
       and in such amounts as the Directors of the
       Company may from time  to time determine, but
       subject to the Articles of Association of the
       CONTD.

CONTD  CONTD. Company, the provisions of the Companies           Non-Voting    No vote
       Act and the JSE Limited (JSE) Listings Requirements
       (JSE Listings Requirements) as presently constituted
       and which may be amended from time to time,
       and provided that acquisitions by the Company
       and its subsidiaries of shares in the capital
       of the Company or   its holding company may
       not, in the aggregate, exceed in any one financial
       year 5% of the Company's issued share capital
       of the class of repurchased     shares from
       the date of the grant of this general approval

9.O.8  Approve that 24 million (5% of issued share               Mgmt          For                            For
       capital) of the unissued          authorized
       ordinary shares in the Company (which for the
       purposes of the JSE  Listings Requirements
       and these resolutions shall include treasury
       shares) be and are hereby placed under the
       control of the Directors until the next AGM,
       subject to the provisions of the Companies
       Act and the JSE Listings           Requirements
       and the condition that no issue of these shares
       will be made if  it could have the effect of
       changing control of the Company No issue of
       these shares is contemplated at the present
       time and no issue will be made that     could
       effectively change the control of the Company
       without the prior         approval of shareholders
       in a general meeting

10O.9  Approve that so many unissued ordinary shares             Mgmt          For                            For
       of ZAR 0.0125 each in the       capital of
       the Company as are necessary, from time to
       time, to implement the  terms and provisions
       of the Pick n Pay 1997 Share Option Scheme,
       as amended   (the Share Scheme), be and they
       are hereby placed under the control of the
       Directors of the Company, who are specifically
       authorized in terms of Section 221(2) and for
       purposes of Section 222 of the Companies Act,
       subject to the   limits contained in the rules
       of the Share Scheme, to allot and issue from
       time to time all or any of such shares in
       accordance with the terms and       conditions
       of the Share Scheme

11O10  Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to not less than 75%          (seventy-five
       percent) of the votes cast by those shareholders
       of the Company present in person or represented
       by proxy to vote at this AGM voting in
       favour of this ordinary resolution, to issue
       (which shall for the purposes of the JSE Listings
       Requirements include the sale of treasury shares)
       for cash   (as contemplated in the JSE Listings
       Requirements) all or any of the          authorized
       but unissued CONTD.

CONTD  CONTD. shares in the capital of the Company,              Non-Voting    No vote
       including options, as and when   they in their
       discretion deem fit, subject to the Companies
       Act, the Articles of Association of the Company
       and the JSE Listings Requirements as presently
       constituted and which may be amended from
       time to time and, provided that     such issues
       for cash may not, in the aggregate, in any
       1 FY, exceed 5% of the number of shares of
       the relevant class of shares issued prior to
       such issue

12O11  Authorize each and every Director of the Company          Mgmt          For                            For
       to do all such things and    sign all such
       documents as may be necessary for or incidental
       to the          implementation of the resolutions
       passed at this meeting

0      Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PING AN INS GROUP CO CHINA LTD                                                              Agenda Number:  702144534
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y69790106
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2009
          Ticker:
            ISIN:  CNE1000003X6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Bank deposits arrangements between            Mgmt          For                            For
       the Company and its subsidiaries and The Hongkong
       and Shanghai Banking Corporation Limited as
       referred to in the announcement [the "Announcement"]
       of the Company published on 27 OCT 2009 on
       the website of The Stock Exchange of Hong Kong
       Limited [http://www.hkexnews.hk] and the Company's
       website [http://www.pingan.com] and dispatched
       to the Shareholders of the Company together
       with this notice and the proposed annual cap
       for the said Bank deposits arrangements in
       the amount of USD 1,500 million on any given
       day for each of the 3 years ending 31 DEC 2012;
       and authorize the Board of Directors of the
       Company to do all such acts and things and
       execute such documents and take all steps which
       in its opinion may be necessary, desirable
       or expedient in relation to the said bank deposits
       arrangements

2.     Approve the Bank deposits arrangements between            Mgmt          For                            For
       the Company and its subsidiaries and Industrial
       and Commercial Bank of China Limited and Industrial
       and Commercial Bank of China [Asia] Limited
       as referred to in the Announcement and the
       proposed annual cap for the said bank deposits
       arrangements in the amount of RMB 43,200 million
       on any given day for each of the 3 years ending
       31 DEC 2012; and authorize the Board of Directors
       of the Company to do all such acts and things
       and execute such documents and take all steps
       which in its opinion may be necessary, desirable
       or expedient in relation to the said bank deposits
       arrangements

3.     Approve the Bank deposits arrangements between            Mgmt          For                            For
       the Company and its subsidiaries and Bank of
       Communications Co., Ltd. as referred to in
       the announcement published on 27 OCT 2009 on
       the website of the Shanghai Stock Exchange
       [http://www.sse.cm.cn] and the Company's website
       [http://www.pingan.com] and the proposed annual
       cap for the said bank deposits arrangements
       in the amount of RMB 39,000 million on any
       given day for each of the 2 years ending 31
       DEC 2012; and authorize the Board of Directors
       of the Company to do all such acts and things
       and execute such documents and take all steps
       which in its opinion may be necessary, desirable
       or expedient in relation to the said bank deposits
       arrangements

4.     Approve the Company's policy on the appointment           Mgmt          For                            For
       of Auditors as referred to in the announcement
       published on 27 OCT 2009 on the website of
       the Shanghai Stock Exchange [http://www.sse.com.cn]
       and the Company's website [http://www.pingan.com]

5.     Approve the appointment of Mr. Guo Limin as               Mgmt          For                            For
       a Non-Executive Director of the Company as
       referred to in the Announcement




--------------------------------------------------------------------------------------------------------------------------
 PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD                                              Agenda Number:  702027423
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y69790106
    Meeting Type:  EGM
    Meeting Date:  07-Aug-2009
          Ticker:
            ISIN:  CNE1000003X6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the satisfaction or waiver [where appropriate]
       of the conditions as specified in the Share
       Purchase Agreement and the Listing Committee
       of The Stock Exchange of Hong Kong Limited
       granting approval for the listing of, and permission
       to deal in, the Consideration Shares, to: a]
       allot and issue the Consideration Shares as
       specified, in accordance with the terms and
       conditions of the Share Purchase Agreement;
       and b] do all acts and things in connection
       with the allotment and issue of the Consideration
       Shares; and to make amendments to the Articles
       of Association of the Company as they think
       fit as a result of the allotment and issuance
       of the Consideration Shares as specified in
       this resolution, which include: a] amendments
       to Article 21 [regarding details of the approval
       and the number of issued shares] and Article
       24 [regarding the registered capital of the
       Company] of the Articles of Association of
       the Company; and amendments to corresponding
       articles in the Articles of Association of
       the Company to reflect the actual situation
       after the completion of the issuance of Consideration
       Shares




--------------------------------------------------------------------------------------------------------------------------
 PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD                                              Agenda Number:  702027435
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y69790106
    Meeting Type:  CLS
    Meeting Date:  07-Aug-2009
          Ticker:
            ISIN:  CNE1000003X6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors of the Company: subject           Mgmt          For                            For
       to the satisfaction or waiver [where appropriate]
       of the conditions set out in the Share Purchase
       Agreement [as defined in the circular of the
       Company dated 23 JUN 2009 [the "Circular"]
       and the Listing Committee of The Stock Exchange
       of Hong Kong Limited granting the approval
       for the listing of, and permission to deal
       in, the Consideration Shares, to: [a] allot
       and issue the Consideration Shares [as defined
       in the Circular] in accordance with the terms
       and conditions of the Share Purchase Agreement;
       and [b] do all acts and things in connection
       with the allotment and issue of the Consideration
       Shares; and to make amendments to the Articles
       of Association of the Company as they think
       fit as a result of the allotment and issuance
       of the Consideration Shares as provided in
       this resolution, which include: [a] amendments
       to Article 21 [regarding details of the approval
       and the number of issued shares] and Article
       24 [regarding the registered capital of the
       Company] of the Articles of Association of
       the Company; and [b] amendments to corresponding
       Articles in the Articles of Association of
       the Company to reflect the actual situation
       after the completion of the issuance of Consideration
       Shares




--------------------------------------------------------------------------------------------------------------------------
 PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD                                              Agenda Number:  702430149
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y69790106
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  CNE1000003X6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 695378 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY CLICKING ON THE
       MATERIAL URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN201004271129.pdf
       & http://www.hkexnews.hk/listedco/listconews/sehk/20100511/LTN20100511535.pdf

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

3.     Approve the annual report of the Company and              Mgmt          For                            For
       its summary for the YE 31 DEC 2009

4.     Approve the report of the Auditors and audited            Mgmt          For                            For
       financial statements of the Company for the
       YE 31 DEC 2009

5.     Approve the profit distribution plan and the              Mgmt          For                            For
       recommendation for the final dividend for the
       YE 31 DEC 2009

6.     Re-appointment of Ernst & Young Hua Ming as               Mgmt          For                            For
       the PRC Auditors and Ernst & Young as the international
       Auditors of the Company to hold office until
       the conclusion of the next AGM and to authorize
       the Board of Directors to fix their remuneration

7.     Appointment of Mr. David Fried as a Non-executive         Mgmt          For                            For
       Director of the Company

S.8    Amend the Articles of Association of the Company,         Mgmt          For                            For
       and to authorize the Board of Directors to
       make further amendments to the Articles of
       Association of the Company that it considers
       necessary, appropriate or expedient in accordance
       with the applicable laws and regulations, and
       the requirements of China Insurance Regulatory
       Commission and other relevant regulatory authorities

S.9    Approve to give a general mandate to the Board            Mgmt          Against                        Against
       of Directors to issue, allot and deal with
       additional H shares not exceeding 20% of the
       H shares of the Company in issue and authorize
       the Board of Directors to make corresponding
       amendments to the Articles of Association as
       it thinks fit so as to reflect the new capital
       structure upon the allotment or issuance of
       shares

       To consider and review the Performance Report             Non-Voting    No vote
       of the Directors for the Year 2009 of the Company

       To consider and review the "Report on Connected           Non-Voting    No vote
       Transactions and Implementation of Management
       System of Connected Transactions for 2009

10.    Approve the holders of the 299,088,758 H shares           Mgmt          For                            For
       of the Company which were newly issued on 06
       MAY 2010 are entitled to receive the final
       dividend for the YE 31 DEC 2009, if any, as
       the other shareholders of the Company are entitled
       to

S.11   Approve the proposed further amendments to the            Mgmt          For                            For
       Articles of Association of the Company as set
       out in Appendix I to the supplemental circular
       to be dispatched to shareholders of the Company
       on 11 MAY 2010; and authorize the Chairman
       of the Board of Directors or a person authorized
       by him to make appropriate amendments to the
       Articles of Association whenever necessary
       in the process of submitting the same for approval,
       as required from time to time by the relevant
       regulatory authorities, administration of industry
       and commerce as well as the stock exchanges




--------------------------------------------------------------------------------------------------------------------------
 PIONEERS HOLDING                                                                            Agenda Number:  702099943
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7925C106
    Meeting Type:  OGM
    Meeting Date:  03-Oct-2009
          Ticker:
            ISIN:  EGS691L1C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the Board of Director report on the               Mgmt          No Action
       Company's activity during the FYE 30 JUN 2009

2.     Approve the Auditors report for the Company's             Mgmt          No Action
       financial statements for the FYE 30 JUN 2009

3.     Approve the Company's financial statements for            Mgmt          No Action
       the FYE 30 JUN 2009 and the suggested profit
       distribution

4.     Other issues                                              Non-Voting    No Action




--------------------------------------------------------------------------------------------------------------------------
 PIONEERS HOLDING                                                                            Agenda Number:  702100708
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7925C106
    Meeting Type:  EGM
    Meeting Date:  03-Oct-2009
          Ticker:
            ISIN:  EGS691L1C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Amend the Article No. 24 of the Company's basic           Mgmt          No Action
       decree

2.     Approve that applying the ESOP for the Employees          Mgmt          No Action
       and the Board of Director Members that was
       suggested by the Board of Director

3.     Approve to take a decision regarding the disposition      Mgmt          No Action
       of the Treasury Stocks




--------------------------------------------------------------------------------------------------------------------------
 PIONEERS HOLDING                                                                            Agenda Number:  702179258
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7925C106
    Meeting Type:  EGM
    Meeting Date:  30-Dec-2009
          Ticker:
            ISIN:  EGS691L1C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Ratify the appointment of the independent financial       Mgmt          For                            For
       advisor to prepare a report of the fair value
       of shares

2.     Approve the conclusion of the fair value of               Mgmt          For                            For
       the study prepared by the independent financial
       advisor on the evaluation of Pioneers Holding
       for financial investment and Beltone Financial
       Holding Company of what will be presented to
       the Board of Directors prior to the extraordinary
       general assembly

3.     Approve to finalize the deal of Beltone Financial         Mgmt          For                            For
       Holding Company in accordance with the results
       of the evaluation prepared by the independent
       financial advisor and determining the method
       of implementation with approval of relevant
       authorities

4.     Authorize the Managing Director or his authorized         Mgmt          For                            For
       representative to finalize the required procedures
       to complete the increase of capital and amend
       Articles No. 6 and 7 from the Company Main
       Policy




--------------------------------------------------------------------------------------------------------------------------
 PIONEERS HOLDING                                                                            Agenda Number:  702233672
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7925C106
    Meeting Type:  EGM
    Meeting Date:  21-Feb-2010
          Ticker:
            ISIN:  EGS691L1C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Amend the Article numbers 64, 65, 66, 67, 68,             Mgmt          No Action
       69, 70 and 71 of the Company's  Basic Decree




--------------------------------------------------------------------------------------------------------------------------
 PIONEERS HOLDING                                                                            Agenda Number:  702321580
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7925C106
    Meeting Type:  OGM
    Meeting Date:  17-Apr-2010
          Ticker:
            ISIN:  EGS691L1C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve the Board of Directors report and its             Mgmt          No Action
       financial positions for the FYE 31 DEC 2009

2      Approve the Board of Auditors report and its              Mgmt          No Action
       financial statement for the FYE  31 DEC 2009

3      Approve the financial statement for the YE 31             Mgmt          No Action
       DEC 2009

4      Grant discharge to the Board of Directors responsibility  Mgmt          No Action
       upon FYE 31 DEC 2009

5      Approve the allowances paid to Board of Directors         Mgmt          No Action
       for attending their         meetings

6      Re-appoint the Auditors for the new FY 2010               Mgmt          No Action
       and approve to decide their fees

7      Approve the modifications in Board of Directors           Mgmt          No Action

8      Approve for Board of Directors to give donations          Mgmt          No Action
       above EGP 1000

9      Authorize the Board of Directors to make netting          Mgmt          No Action
       contracts




--------------------------------------------------------------------------------------------------------------------------
 PIONEERS HOLDING                                                                            Agenda Number:  702347990
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7925C106
    Meeting Type:  EGM
    Meeting Date:  17-Apr-2010
          Ticker:
            ISIN:  EGS691L1C018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the ESOP                                          Mgmt          No Action

2.     Approve action took place for Beltone Holding             Mgmt          No Action
       Acquisition deal




--------------------------------------------------------------------------------------------------------------------------
 PIRAMAL HEALTHCARE LTD                                                                      Agenda Number:  702469049
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6941N101
    Meeting Type:  OTH
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  INE140A01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1.     Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 293 (1)(a) and other applicable
       provisions, if any, of the Companies Act, 1956
       [the ''Act''] including any statutory modifications
       or re-enactments thereof for the time being
       in force, and the provisions of the Memorandum
       and Articles of Association of the Company,
       and subject to the applicable provisions of
       the listing agreement entered into by the Company
       with the Stock Exchanges where the shares of
       the Company are listed, the applicable provisions
       of the Foreign Exchange Management Act, 1999
       and rules and regulations framed there under,
       and the applicable statutes, guidelines, regulations,
       approvals, consents, permission or sanctions
       of the Central Government, the Reserve Bank
       of India and any other appropriate and/or concerned
       authorities, institutions or bodies [the Approvals],
       and such conditions or modifications as may
       be prescribed by any of them while granting
       any such approvals, which may be agreed to,
       in its sole discretion, by the Board of Directors
       of the Company [hereinafter called ''the Board''
       which term shall be deemed to include any Committee
       which the Board may have constituted or hereinafter
       constitute from time to time to exercise its
       powers including the power conferred by this
       resolution], to sell and transfer the domestic
       formulations business [including mass market
       branded formulations business] of the Company
       which is engaged in the business of research,
       development, formulation, manufacture, sale,
       marketing, distribution, import and export
       of generic pharmaceutical products in finished
       form, with all assets [excluding cash and cash
       equivalents] and current liabilities relating
       to the same, including the manufacturing facilities
       at Baddi, Himachal Pradesh and rights to approximately
       350 brands and trademarks [hereinafter referred
       to as the ''Undertaking''] [as specified] to
       Abbott Healthcare Private Limited, the purchaser,
       as a going concern, on a slump sale basis and
       on such terms and conditions as are negotiated
       in the best interest of the Company, for a
       total consideration of the rupee equivalent
       of USD 3,720,000,000 subject to adjustments
       and payable as detailed in the explanatory
       statement and With effect from such date as
       the Board may think fit; authorize the Board
       to do all Acts and things for completing the
       sale of the undertaking, with such modifications
       as it may deem necessary and expedient in its
       discretion and to negotiate, finalize and execute
       the necessary documents and to do all such
       Acts, deeds and things as may be necessary
       to give effect to this resolution, including
       without limitation, to settle any questions,
       difficulties or doubts that may arise in regard
       to the sale and transfer of the undertaking
       as it may in its absolute discretion deem fit
       and also to delegate from time to time, all
       or any of the powers conferred herein to any
       Committee of the Board or to the Chairman or
       to any other Director or any other Officer
       or Officers of the Company

2.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       subject to the applicable provisions of the
       listing agreement entered into by the Company
       with the Stock Exchanges where the shares of
       the Company are listed, the applicable provisions
       of the Companies Act, 1956, the applicable
       provisions of the Foreign Exchange Management
       Act, 1999 and rules and regulations framed
       there under, and the applicable statutes, guidelines,
       regulations, approvals, consents, permission
       or sanctions or the Central Government, the
       Reserve Bank of India and any other appropriate
       and/or concerned authorities, institutions
       or bodies [if necessary] [the Approvals], [hereinafter
       called ''the Board'' which term shall be deemed
       to include any Committee which the Board may
       have constituted or hereinafter constitute
       from time to time to exercise its powers including
       the power conferred by this resolution], to
       pay to Piramal Enterprises Limited and its
       associates the sum of INR 350 crores [the ''Payment'']
       on the closing of the sale of the undertaking
       referred to in the preceding resolution of
       this notice, in consideration of Piramal Enterprises
       Limited and its associates agreeing to provide
       non-compete and other undertakings and, providing
       a guarantee of the obligations of the Company
       and its affiliates in connection with the sale
       of the undertaking, each as described in further
       detail in the explanatory statement; authorize
       the Board to do all Acts and things for making
       the payment, with such modifications as it
       may deem necessary and expedient in its discretion
       and to negotiate, finalize and execute the
       necessary documents and to do all such Acts,
       deeds and things as may be necessary to give
       effect to this resolution, including without
       limitation, to settle any questions, difficulties
       or doubts that may arise in regard to the making
       of the payment as it may in its absolute discretion
       deem fit and also to delegate from time to
       time, all or any of the powers conferred herein
       to any committee of the Board or to the Chairman
       or to any other Director or any other Officer
       or Officers of the Company




--------------------------------------------------------------------------------------------------------------------------
 PIXART IMAGING INC                                                                          Agenda Number:  702435745
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6986P102
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  TW0003227005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of the issuance of new shares via              Non-Voting    No vote
       private placement

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 5 per share

B.3    Approve the proposal of tax-free for the issuance         Mgmt          For                            For
       of new shares via private   placement

B.4    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.5    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.6    Election of Ruo-Lan Liu  M220605139  as a Supervisor      Mgmt          For                            For

B.7    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PKO BANK POLSKI S.A.                                                                        Agenda Number:  702062578
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6919X108
    Meeting Type:  EGM
    Meeting Date:  31-Aug-2009
          Ticker:
            ISIN:  PLPKO0000016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect the Chairman                                        Mgmt          For                            For

3.     Acknowledge the proper convening of the meeting           Mgmt          For                            For
       and its ability to adopt resolutions

4.     Approve to accept the agenda                              Mgmt          For                            For

5.A    Adopt the resolution on changes to the composition        Mgmt          For                            For
       of the Bank's Supervisory Board

5.B    Amend the Resolution no.39-2009 by the EGM on             Mgmt          For                            For
       30 JUN 2009 on increasing the share capital
       the proposed subscription date is 06 OCT 2009

6.     Receive the report by the Management Board on             Mgmt          For                            For
       progress in increasing the share capital

7.     Closure of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PKO BK POLSKI SA                                                                            Agenda Number:  702496907
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6919X108
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  PLPKO0000016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 711905 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening of the OGM                                        Mgmt          For                            For

2.     Election of Chairperson of the OGM                        Mgmt          For                            For

3.     Declare that the OGM has been duly convened               Mgmt          For                            For
       and is capable of adopting the valid resolutions

4.     Adopt the agenda of the OGM                               Mgmt          For                            For

5.     Approve to examine the report of the Bank's               Mgmt          For                            For
       Management Board on the activities of the PKO
       Bank Polski SA in 2009, including information
       on the activities of the Management Board of
       the Bank as the company body; also examine
       the financial statement of Powszechna Kasa
       Oszczednosci Bank Polski Spolka Akcyjna for
       2009 and the motion of the Management Board
       of the Bank on the distribution of the profit
       earned by PKO Bank Polski SA for 2009

6.     Approve to examine the report of the Management           Mgmt          For                            For
       Board of the Bank on the activities of the
       PKO Bank Polski SA Group in 2009 and the consolidated
       financial statement of the Powszechna kasa
       Oszczednosci Bank Polski Spolka Akcyjna Group
       for 2009

7.     Approve to examine the report of the Supervisory          Mgmt          For                            For
       Board of Powszechna Kasa Oszczednosci Bank
       Polski Spolka Akcyjna containing the results
       of evaluation of: the financial statement of
       Powszechna Kasa Oszczednosci Bank Polski Spolka
       Akcyjna for 2009, the report of the Management
       Board of the Bank on the activities of PKO
       Bank Polski SA in 2009, the motion of the Management
       Board of the Bank on the distribution of the
       profit earned by PKO Bank Polski SA in 2009
       and the report on the activities of the Supervisory
       Board of the Bank as the company body in 2009

8.a    Approve the report of the Management Board of             Mgmt          For                            For
       the Bank on the activities of PKO Bank Polski
       SA in 2009

8.b    Approve the financial statement of Powszechna             Mgmt          For                            For
       Kasa Oszczednosci Bank Polski Spolka Akcyjna
       for 2009

8.c    Approve the report of the Management Board of             Mgmt          For                            For
       the Bank on the activities of the PKO Bank
       Polski SA Group in 2009

8.d    Approve the consolidated financial statement              Mgmt          For                            For
       of Powszechna Kasa Oszczednosci Bank Polski
       Spolka Akcyjna Group for 2009

8.e    Approve the report of the Supervisory Board               Mgmt          For                            For
       of the Bank on the activities of the Supervisory
       Board of the Bank as the company body in 2009

8.f    Approve the distribution of the profit earned             Mgmt          For                            For
       by PKO Bank Polski SA in 2009

8.g    Approve the payment of dividend for the year              Mgmt          For                            For
       2009

8.h.1  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Zbigniew Jagiello [performing the duties
       of the President of the Management Board of
       the Bank from 01 OCT 2009] from his duties
       in 2009

8.h.2  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Bartosz Drabikowski [Vice-President
       of the Management Board of the Bank] from his
       duties in 2009

8.h.3  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Krzysztof Dresler [Vice-President of
       the Management Board of the Bank] from his
       duties in 2009

8.h.4  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Jaroslaw Myjak [Vice-President of the
       Management Board of the Bank] from his duties
       in 2009

8.h.5  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Wojciech Papierak [Vice-President of
       the Management Board of the Bank, from 07 JUL
       2009 to 01 OCT 2009 Acting President of the
       Management Board of the Bank]] from his duties
       in 2009

8.h.6  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Mariusz Zarzycki [Vice-President of
       the Management Board of the Bank] from his
       duties in 2009

8.h.7  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Jerzy Pruski [President of the Management
       Board of the Bank to 07 JUL 2009] from his
       duties in 2009

8.h.8  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Tomasz Mironczuk [Vice-President of
       the Management Board of the Bank to 07 JUL
       2009]  from his duties in 2009

8.i.1  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Cezary Banasinski [Member of the Supervisory
       Board of the Bank] from his duties in 2009

8.i.2  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Tomasz Zganiacz [Deputy Chairperson
       of the Supervisory Board of the Bank] from
       his duties in 2009

8.i.3  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Jan Bossak [Member of the Supervisory
       Board of the Bank] from his duties in 2009

8.i.4  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Miroslaw Czekaj [Member of the Supervisory
       Board of the Bank] from his duties in 2009

8.i.5  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Ireneusz Fafara [Member of the Supervisory
       Board of the Bank] from his duties in 2009

8.i.6  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Blazej Lepczynski [Member of the Supervisory
       Board of the Bank] from his duties in 2009

8.i.7  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Alojzy Zbigniew Nowak [Member of the
       Supervisory Board of the Bank] from his duties
       in 2009

8.i.8  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Ms. Marzena Piszczek [Chairperson of the
       Supervisory Board of the Bank] from her duties
       in 2009

8.i.9  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Eligiusz Jerzy Krzesniak [Deputy Chairperson
       of the Supervisory Board of the Bank] from
       his duties in 2009

8.i10  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Jacek Gdanski [Member of the Supervisory
       Board of the Bank] from his duties in 2009

8.i11  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Epaminondas Jerzy Osiatynski [Member
       of the Supervisory Board of the Bank] from
       his duties in 2009

8.i12  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Ms. Urszula Palaszek [Member of the Supervisory
       Board of the Bank] from her duties in 2009

8.i13  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Roman Sobiecki [Member of the Supervisory
       Board of the Bank] from his duties in 2009

8.i14  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Jerzy Stachowicz [Member of the Supervisory
       Board of the Bank] from his duties in 2009

8.i15  Grant a vote of acceptance to confirm the discharge       Mgmt          For                            For
       of Mr. Ryszard Wierzba [Member of the Supervisory
       Board of the Bank] from his duties in 2009

9.     Amend the Articles of Association of Powszechna           Mgmt          For                            For
       kasa Oszczednosci Bank Polski Spolka Akcyjna

10.    Amend the Rules and Regulations of the Supervisory        Mgmt          For                            For
       Board of Powszechna Kasa Oszczednosci Bank
       Polski Spolka Akcyjna

11.    Approve the principles of remuneration of the             Mgmt          For                            For
       Members of the Supervisory Board of the Bank

12.1   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve a dismissal from the Supervisory Board
       of Powszechna Kasa Oszczednosci Bank Polski
       Spoka Akcyjna

12.2   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       appointment to the Supervisory Board of Powszechna
       Kasa Oszczednosci Bank Polski Spoka Akcyjna

13.    Presentation of the information of the Supervisory        Mgmt          For                            For
       Board of the Bank on the outcome of the completed
       selection procedure for the positions of the
       President and Vice-President of the Management
       Board of the Bank

14.    Presentation of the report of the Supervisory             Mgmt          For                            For
       Board of the Bank on the process of selling
       training and recreation centres

15.    Closure of the Meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PLUS EXPRESSWAYS BHD                                                                        Agenda Number:  702360823
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y70263101
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  MYL5052OO005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      Receive the audited financial statements for              Non-Voting    No vote
       the YE 31 DEC 2009 together with the reports
       of the Directors and Auditors thereon

1      Declare a final single tier dividend of 10.00             Mgmt          For                            For
       SEN per ordinary share for the  FYE 31 DEC
       2009

2      Re-election of Hassan Jaafar as a Director,               Mgmt          For                            For
       who retires in accordance with    Article 76
       of the Company's Articles of Association

3      Re-election of Dato Mohamed Azman Yahya as a              Mgmt          For                            For
       Director, who retires in         accordance
       with Article 76 of the Company's Articles of
       Association

4      Re-election of Dato  Mohd Izzaddin Idris as               Mgmt          For                            For
       a Director, who retires in        accordance
       with Article 83 of the Company's Articles of
       Association

5      Re-appoint, pursuant to Section 129 of the Companies      Mgmt          For                            For
       Act, 1965, Tan Sri Dato  Mohd Sheriff Mohd
       Kassim, as a Director of the Company in accordance
       with     Section 129(6) of the Companies Act,
       1965, until the next AGM, who retires in accordance
       with Section 129(2) of the Companies Act, 1965

6      Approve the Directors' remuneration                       Mgmt          For                            For

7      Re-appointment of Messrs Ernst & Young as the             Mgmt          For                            For
       Auditors and authorize the      Directors to
       fix their remuneration

8      Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 132D of the       Companies Act,
       1965, to allot and issue shares in the Company
       at any time and upon such terms and conditions
       and for such purposes as the Directors may,
       in their absolute discretion deem fit, provided
       that the aggregate number of     shares issued
       pursuant to this resolution does not exceed
       10% of the issued   capital of the Company
       as at the date of this AGM and to obtain the
       approval  for the listing of and quotation
       for the additional shares so issued on Bursa
       Malaysia Securities Berhad and that such authority
       shall continue in force    until the conclusion
       of the next AGM of the Company

9      Approve, pursuant to paragraph 10.09 of the               Mgmt          For                            For
       listing requirements of Bursa     Malaysia
       Securities Berhad, the renewal of the Shareholders'
       Mandate for the  Company and/or its subsidiaries
       PLUS Expressways Group  to enter into
       recurrent related party transactions of
       a revenue or trading nature, which    are necessary
       for the day-to-day operations of the PLUS Expressways
       Group to  be entered into by the PLUS Expressways
       Group provided such transactions are  in the
       ordinary course of business and are on terms
       not more favorable to the related party than
       those generally available to the public, as
       specified;     Authority expires the earlier
       of the conclusion of the next AGM of the CONTD.

-      CONTD. Company following this AGM at which such           Non-Voting    No vote
       mandate is passed, at which   time it will
       lapse, unless by a resolution passed at such
       general meeting     whereby the authority is
       renewed; the expiration of the period within
       which   the next AGM of the Company after the
       date is required to be held pursuant to Section
       143(1) of the Companies Act, 1965  Act   but
       shall not extend to such extension as may be
       allowed pursuant to Section 143(2) of the Act
       ; and       authorize the Directors of the
       Company and/or any of them be and are/is  as
       the case may be  hereby authorized to complete
       and do all such acts and       things  including
       executing such documents under the common seal
       in           accordance with the provisions
       of the Articles of Association of the Company,
       as may be required  to give effect to the Proposed
       Renewal of Shareholders'   Mandate

10     Approve that pursuant to paragraph 10.09 of               Mgmt          For                            For
       the Listing Requirements of Bursa Malaysia
       Securities Berhad, the Shareholders' Mandate
       for the Company and/or  its subsidiaries  PLUS
       Expressways Group  to enter into additional
       recurrent  related party transactions of a
       revenue or trading nature, which are
       necessary for the day-to-day operations
       of the PLUS Expressways Group to be   entered
       into by the PLUS Expressways Group provided
       such transactions are in  the ordinary course
       of business and are on terms not more favorable
       to the    related party than those generally
       available to the public, as specified;
       Authority expires the earlier of the conclusion
       of the next AGM of the        Company following
       this CONTD.

-      CONTD. AGM at which such mandate is passed,               Non-Voting    No vote
       at which time it will lapse,      unless by
       a resolution passed at such general meeting
       whereby the authority   is renewed; the expiration
       of the period within which the next AGM of
       the     Company after the date is required
       to be held pursuant to Section 143(1) of
       the Companies Act, 1965  Act   but shall not
       extend to such extension as may  be allowed
       pursuant to Section 143(2) of the Act ; and
       authorize the          Directors of the Company
       and/or any of them be and are/is  as the case
       may be  hereby authorized to complete and do
       all such acts and things  including     executing
       such documents under the common seal in accordance
       with the         provisions of the Articles
       of Association of the Company, as may be required
       to give effect to the Proposed Shareholders'
       Mandate




--------------------------------------------------------------------------------------------------------------------------
 PODRAVKA D.D., KOPRIVNICA                                                                   Agenda Number:  701992340
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6576F119
    Meeting Type:  AGM
    Meeting Date:  22-Jul-2009
          Ticker:
            ISIN:  HRPODRRA0004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 JUL 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     AGM opening and identification of the shareholders        Mgmt          For                            For
       and their attorneys

2.     Approve the annual financial reports and the              Mgmt          For                            For
       consolidated annual financial reports of Podravka
       for the year 2008 after being determined by
       the Management and the Supervisory Boards of
       Podravka D.D., the annual Management Board's
       report on Company's position for the year 2008
       and the Supervisory Board's report on conducted
       supervision in 2008

3.     Approve 2008 profit allocation                            Mgmt          For                            For

4.     Approve the acquisition of own shares                     Mgmt          For                            For

5.     Approve to release the Management Board Members           Mgmt          For                            For

6.     Approve to release the Supervisory Board Members          Mgmt          For                            For

7.     Elect the Supervisory Board Member                        Mgmt          For                            For

8.     Appoint the Auditor for 2008 and its fees                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PODRAVKA D.D., KOPRIVNICA                                                                   Agenda Number:  702232593
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6576F119
    Meeting Type:  EGM
    Meeting Date:  25-Mar-2010
          Ticker:
            ISIN:  HRPODRRA0004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the AGM opening and identification of             Mgmt          For                            For
       shareholders and their          attorneys

2      Approve to release of President and Vice President        Mgmt          For                            For
       of the meeting

3      Elect the President and Vice President of the             Mgmt          For                            For
       meeting

4      Approve the report on Company's operations in             Mgmt          For                            For
       2009 and information on         Business Plan
       for 2010

5      Approve to change and supplement the Company's            Mgmt          For                            For
       Statute

6      Approve to release the Supervisory Board members          Mgmt          For                            For

7      Elect the Supervisory Board members                       Mgmt          For                            For

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       01 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO receipt        Non-Voting    No vote
       of second call date. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 POLARIS SECURITIES CO LTD                                                                   Agenda Number:  702418698
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7057U103
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002854007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU

I.1    2009 Business Report                                      Non-Voting    No vote

I.2    Supervisors' audit review of 2009 financial               Non-Voting    No vote
       statements and consolidated financial statements
       reports

II.1   Acceptance of 2009 business report, financial             Mgmt          For                            For
       statements and consolidated financial statements

II.2   Acceptance of proposed allocation for 2009 earnings:      Mgmt          For                            For
       1) cash dividends to common Shareholders: NTD
       1,069,259,768; NTD 0.50 per share; 2) employee
       cash bonuses: NTD 125,795,266; 3) Board Member
       compensation: NTD 62,897,633

III.1  Amend the Company Articles of Incorporation               Mgmt          For                            For

III.2  Amend the Company Endorsements/Guarantees Procedures      Mgmt          For                            For
       and Guidelines

III.3  Company intends to plan the case of long-term             Mgmt          For                            For
       capital raising

IV.    Extraordinary proposals                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 POLIMEX - MOSTOSTAL SA, SIEDLCE                                                             Agenda Number:  702232719
--------------------------------------------------------------------------------------------------------------------------
        Security:  X55869105
    Meeting Type:  EGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  PLMSTSD00019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the general meeting                            Mgmt          For                            For

2      Appoint the Chairperson of the general meeting            Mgmt          For                            For

3      Appoint the Returning Committee                           Mgmt          For                            For

4      Approve to ascertain that the general meeting             Mgmt          For                            For
       has been convened in a correct  manner and
       that it is capable of adopting resolutions,
       and adopt the agenda

5.A    Approve to acquaint the general meeting with              Mgmt          For                            For
       significant elements of the      content of
       the merger plan regarding Polimex-Mostostal
       as the acquiring       company and the following
       company as acquired company  hereinafter referred
       to as the Merger Plan : Energomontaz-Polnoc
       Spolka Akcyjna with the           registered
       office in Warsaw at ul. Przemyslowa 30, 00-450
       Warsaw, Poland,     registered in the register
       of entrepreneurs of the National Court Register
       maintained by the District Court for the
       capital city of Warsaw in Warsaw,    XII Commercial
       Division of the National Court Register, under
       no. KRS         0000008564  hereinafter referred
       to as Energomontaz

5.B    Approve to acquaint the general meeting with              Mgmt          For                            For
       significant elements of the      content of
       the merger plan regarding Polimex-Mostostal
       as the acquiring       company and the following
       company as acquired company  hereinafter referred
       to as the Merger Plan : Naftobudowa Spolka
       Akcyjna with the registered office in Krakow
       at ul. Powstancow 66, 31-670 Krakow, registered
       in the register of  entrepreneurs of the National
       Court Register maintained by the District Court
       for Krakow-Srodmiescie, XI Commercial Division
       of the National Court Register under no. KRS
       0000002864  hereinafter referred to as Naftobudowa

5.C    Approve to acquaint the general meeting with              Mgmt          For                            For
       significant elements of the      content of
       the merger plan regarding Polimex-Mostostal
       as the acquiring       company and the following
       Company as acquired company  hereinafter referred
       to as the Merger Plan : Naftoremont spolka
       z ograniczona odpowiedzialnoscia   with the
       registered office in Plock at ul. Zglenickiego
       46, 00-411 Plock,     Poland, registered in
       the register of entrepreneurs of the National
       Court     Register maintained by the District
       Court for the capital city of Warsaw in   Warsaw,
       XIV Commercial Division of the National Court
       Register, under no. KRS 0000044067  hereinafter
       referred to as Naftoremont

5.D    Approve to acquaint the general meeting with              Mgmt          For                            For
       significant elements of the      content of
       the merger plan regarding Polimex-Mostostal
       as the acquiring       company and the following
       company as acquired company  hereinafter referred
       to as the Merger Plan :  Zaklady Remontowe
       Energetyki Krakow spolka z         ograniczona
       odpowiedzialnoscia with the registered office
       in Krakow at ul.    Wadowicka 14, 30-415 Krakow,
       registered in the register of entrepreneurs
       of   the National Court Register maintained
       by the District Court for              Krakow-Srodmiescie,
       XI Commercial Division of the National Court
       Register     under no. KRS 0000043063  hereinafter
       referred to as ZRE Krakow

5.E    Approve to acquaint the general meeting with              Mgmt          For                            For
       significant elements of the      content of
       the merger plan regarding Polimex-Mostostal
       as the acquiring       company and the following
       company as acquired company  hereinafter referred
       to as the Merger Plan : Zaklady Remontowe
       Energetyki Lublin Spolka Akcyjna    with the
       registered office in Lublin at ul. Garbarska
       20, 20-340 Lublin,      Poland, registered
       in the Register of Entrepreneurs of the National
       Court     Register maintained by the District
       Court in Lublin, XI Commercial Division   of
       the National Court Register, under KRS no.
       0000002023  hereinafter         referred to
       as ZRE Lublin

5.F    Approve to acquaint the general meeting with              Mgmt          For                            For
       significant elements of the      content of
       the merger plan regarding Polimex-Mostostal
       as the acquiring       company and the following
       Company as acquired company  hereinafter referred
       to as the Merger Plan : EPE-Rybnik spolka
       z ograniczona odpowiedzialnoscia    with the
       registered office in Rybnik at ul. Podmiejska
       87D, 44-207 Rybnik,    Poland, registered in
       the register of entrepreneurs of the National
       Court     Register maintained by the District
       Court in Gliwice, X Commercial Division   of
       the National Court Register, under no. KRS
       0000117914  hereinafter         referred to
       as EPE Rybnik

5.G    Approve to acquaint the general meeting with              Mgmt          For                            For
       significant elements of the      content of
       the merger plan regarding Polimex-Mostostal
       as the acquiring       company and the following
       company as acquired company  hereinafter referred
       to as the Merger Plan : ECeRemont spolka
       z ograniczona odpowiedzialnoscia     with the
       registered office in Zielona Gora at ul. Zjednoczenia
       103, 65-120    Zielona Gora, Poland, registered
       in the Register of Entrepreneurs of the
       National Court Register maintained by the
       District Court for the capital city of Warsaw
       in Warsaw, XII Commercial Division of the National
       Court Register,  under no. KRS 0000135239
       hereinafter referred to as ECeRemont

6.A    Adopt a resolution, in the course of Article              Mgmt          For                            For
       506 of the CCC, regarding:       Merger in
       the course of Article 492 (1) (1) of the CCC
       by means of transfer   of the entire assets
       of Energomontaz onto Polimex-Mostostal in return
       for     stock which Polimex-Mostostal shall
       grant to Energomontaz stockholders other  than
       Polimex-Mostostal

6.B    Adopt a resolution, in the course of Article              Mgmt          For                            For
       506 of the CCC, regarding:       consent to
       the Merger Plan

6.C    Adopt a resolution, in the course of Article              Mgmt          For                            For
       506 of the CCC, regarding:       amendments
       to the Statutes of Polimex-Mostostal including,
       among other        things, amendments pertaining
       to the Merger

7.A    Adopt a resolution, in the course of Article              Mgmt          For                            For
       506 of the CCC, regarding:       Merger in
       the course of Article 492 (1) (1) of the CCC
       by means of transfer   of the entire assets
       of Naftobudowa onto Polimex-Mostostal in return
       for      stock which Polimex-Mostostal shall
       grant to Naftobudowa stockholders other   than
       Polimex-Mostostal and Naftoremont

7.B    Adopt a resolution, in the course of Article              Mgmt          For                            For
       506 of the CCC, regarding:       consent to
       the Merger Plan

7.C    Adopt a resolution, in the course of Article              Mgmt          For                            For
       506 of the CCC, regarding:       amendments
       to the Statutes of Polimex-Mostostal including,
       among other        things, amendments pertaining
       to the Merger

8.A    Adopt a resolution, in the course of Article              Mgmt          For                            For
       506 of the CCC, regarding:       Merger in
       the course of Article 492 (1) (1) of the CCC
       by means of transfer   of the entire assets
       of Naftoremont onto Polimex-Mostostal in return
       for      stock which Polimex-Mostostal shall
       grant to Naftoremont partners other than  Polimex-Mostostal

8.B    Adopt a resolution, in the course of Article              Mgmt          For                            For
       506 of the CCC, regarding:       consent to
       the Merger Plan

8.C    Adopt a resolution, in the course of Article              Mgmt          For                            For
       506 of the CCC, regarding:       amendments
       to the Statutes of Polimex-Mostostal including,
       among other        things, amendments pertaining
       to the Merger

9.A    Adopt a resolution, in the course of Article              Mgmt          For                            For
       506 of the CCC, regarding:       Merger in
       the course of Article 492 (1) (1) of the CCC
       by means of transfer   of the entire assets
       of ZRE Krakow onto Polimex-Mostostal in return
       for stock which Polimex-Mostostal shall grant
       to ZRE Krakow partners other than         Polimex-Mostostal

9.B    Adopt a resolution, in the course of Article              Mgmt          For                            For
       506 of the CCC, regarding:       consent to
       the Merger Plan

9.C    Adopt a resolution, in the course of Article              Mgmt          For                            For
       506 of the CCC, regarding:       amendments
       to the Statutes of Polimex-Mostostal including,
       among other        things, amendments pertaining
       to the Merger

10.A   Adopt a resolution, in the course provided for            Mgmt          For                            For
       in Article 506 of the CCC,     regarding: Merger
       in the course of Article 492 (1) (1) of the
       CCC by means of transfer of the entire assets
       of ZRE Lublin onto Polimex-Mostostal in return
       for stock which Polimex-Mostostal shall grant
       to ZRE Lublin stockholders      other than
       Polimex-Mostostal and Energomontaz

10.B   Adopt a resolution, in the course provided for            Mgmt          For                            For
       in Article 506 of the CCC,     regarding: consent
       to the Merger Plan

10.C   Adopt a resolution, in the course provided for            Mgmt          For                            For
       in Article 506 of the CCC,     regarding: amendments
       to the Statutes of Polimex-Mostostal including,
       among   other things, amendments pertaining
       to the Merger

11.A   Adopt a resolution, in the course of Article              Mgmt          For                            For
       506 of the CCC, regarding:       Merger in
       the course of Article 492 (1) (1) of the CCC
       in relation to Article 515 (1) of the CCC,
       by means of transfer of the entire assets of
       EPE Rybnik   onto Polimex-Mostostal without
       increasing the business capital of
       Polimex-Mostostal by an amount equal to
       the value of EPE Rybnik shares

11.B   Adopt a resolution, in the course of Article              Mgmt          For                            For
       506 of the CCC, regarding:       consent to
       the Merger Plan

11.C   Adopt a resolution, in the course of Article              Mgmt          For                            For
       506 of the CCC, regarding:       amendments
       to the Statutes of Polimex-Mostostal including,
       among other        things, amendments pertaining
       to the Merger

12.A   Adopt a resolution, in the course provided for            Mgmt          For                            For
       in Article 506 of the CCC,     regarding: Merger
       in the course of Article 492 (1) (1) of the
       CCC in relation to Article 515 (1) of the CCC,
       by means of transfer of the entire assets of
       ECeRemont onto Polimex-Mostostal without
       increasing the business capital of   Polimex-Mostostal
       by an amount equal to the value of ECeRemont
       shares

12.B   Adopt a resolution, in the course provided for            Mgmt          For                            For
       in Article 506 of the CCC,     regarding: consent
       to the Merger Plan

12.C   Adopt a resolution, in the course provided for            Mgmt          For                            For
       in Article 506 of the CCC,     regarding: amendments
       to the Statutes of Polimex-Mostostal including,
       among   other things, amendments pertaining
       to the Merger

13.    Adopt a resolution on the increase of the business        Mgmt          For                            For
       capital of                 Polimex-Mostostal

14     Adopt a resolution on the authorization for               Mgmt          For                            For
       the Management Board of           Polimex-Mostostal

15     Adopt a uniform text of the Statutes of Polimex-Mostostal Mgmt          For                            For

16     Closure of the general meeting                            Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 POLIMEX - MOSTOSTAL SA, SIEDLCE                                                             Agenda Number:  702492517
--------------------------------------------------------------------------------------------------------------------------
        Security:  X55869105
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2010
          Ticker:
            ISIN:  PLMSTSD00019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening the meeting                                       Mgmt          For                            For

2      Election of the Chairman                                  Mgmt          For                            For

3      Approve the statement of meeting's legal validity         Mgmt          For                            For
       and its ability to adopt    resolutions

4      Election of Scrutiny Commission                           Mgmt          For                            For

5      Approve the agenda                                        Mgmt          For                            For

6      Approve the evaluation and Company's financial            Mgmt          For                            For
       report for 2009 and Management Board's report
       on Company's activity for 2009

7      Approve the evaluation and consolidated financial         Mgmt          For                            For
       report for capital group    for 2009 and report
       from Management Board of dominant Company from
       group's    activity for 2009

8      Approve the evaluation and Supervisory Board's            Mgmt          For                            For
       report on its activity for     2009 and assesment
       of the results Company's financial reports
       for 2009,       consolidated financial report
       on capital group for 2009, assesment of
       management Board's report from Company's
       activity for 2009 and Management     Board
       of dominant Company report from group's activity
       for 2009

9      Approve the evaluation and Management Board's             Mgmt          For                            For
       proposal concerning             distribution
       of net profit for 2009

10     Approve the acceptance of fulfillment of the              Mgmt          For                            For
       duties of Members of Management  Board and
       Supervisory Board in 2009

11     Adopt the resolution on election of Members               Mgmt          For                            For
       of Supervisory Board for next     term of office

12     Adopt the resolution on changes in Company's              Mgmt          For                            For
       Statute

13     Adopt the resolution on authorizing the Management        Mgmt          Against                        Against
       Board to conduct the       conversion of registered
       shares to bearer shares

14     Adopt the resolution on establishing unified              Mgmt          For                            For
       text of statute

15     Closing the meeting                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 POLISH OIL AND GAS COMPANY, WARSAW                                                          Agenda Number:  702068784
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6582S105
    Meeting Type:  EGM
    Meeting Date:  09-Sep-2009
          Ticker:
            ISIN:  PLPGNIG00014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Appoint the meeting's Chairman                            Mgmt          For                            For

3.     Approve the statement of the meeting's legal              Mgmt          For                            For
       validity

4.     Approve to make up the attendance list                    Mgmt          For                            For

5.     Adopt the non-cash dividend for 2008                      Mgmt          For                            For

6.     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 POLISH OIL AND GAS COMPANY, WARSAW                                                          Agenda Number:  702127146
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6582S105
    Meeting Type:  EGM
    Meeting Date:  19-Nov-2009
          Ticker:
            ISIN:  PLPGNIG00014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect the Chairperson for the meeting                     Mgmt          For                            For

3.     Approve to confirm that the meeting has been              Mgmt          For                            For
       duly convened and has the capacity to adopt
       resolutions

4.     Approve to prepare the attendance list                    Mgmt          For                            For

5.     Adopt a resolution to grant approval for the              Mgmt          Against                        Against
       establishment by PGNIG of a New Company PGNIG
       Energia SA with registered office in Warsaw
       and share capital of PLN 5,000,000.00 and for
       the acquisition by PGNIG of the newly created
       ordinary shares in PGNIG Energia SA of Warsaw

6.     Adopt a resolution concerning the use of capital          Mgmt          Against                        Against
       reserves designated as Central Restructuring
       Fund for one off payments termination benefits
       to 26 Former Employees of Zun Naftomet SP Zoo
       of Krosno

7.     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 POLISH OIL AND GAS COMPANY, WARSAW                                                          Agenda Number:  702327594
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6582S105
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  PLPGNIG00014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the meeting                                    Mgmt          For                            For

2      Appointment of the Meeting's Chairman                     Mgmt          For                            For

3      Approve the statement of the meeting's legal              Mgmt          For                            For
       validity

4      Approve the agenda                                        Mgmt          For                            For

5      Approve the preparation of the attendance list            Mgmt          For                            For

6      Approve the financial statement for 2009 and              Mgmt          For                            For
       the Management's report on       Company's
       activities in 2009

7      Approve the consolidated financial statement              Mgmt          For                            For
       of the PGNIG Group for 2009 and  the Management's
       report on Company's capital group activity
       in 2009

8      Approve the duties' fulfilling by the Management          Mgmt          For                            For
       Board

9      Approve the duties' fulfilling by the Supervisory         Mgmt          For                            For
       Board

10     Approve the profit distribution for 2009, setting         Mgmt          For                            For
       the dividend record date    and the dividend
       payment date

11     Approve to determine the assets to be provided            Mgmt          For                            For
       as noncash dividend and        definition of
       the method of their valuation

12     Adopt the resolution on the use of capital reserves       Mgmt          For                            For
       designated as central     restructuring fund
       for one-off payment  redundancy payments  to
       23 former     employees of PGNIG KRAKOW SP
       Z O.O

13     Miscellaneous                                             Non-Voting    No vote

14     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 POLISH TELECOM S.A., WARSAW                                                                 Agenda Number:  702316008
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6669J101
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  PLTLKPL00017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of general meeting                                Mgmt          For                            For

2      Election of the Chairman of general meeting               Mgmt          For                            For

3      Approve the statement that the meeting is valid           Mgmt          For                            For
       and capable to adopt          resolutions

4      Adopt the agenda for the meeting                          Mgmt          For                            For

5      Election of the Scrutiny Commission                       Mgmt          For                            For

6      Approve to review of a the Management Board               Mgmt          For                            For
       report on the Company's           operations
       and the Company financial Statements for the
       FY 2009, b) the       Management Board s motion
       concerning distribution of the Company s profit
       for the FY 2009, c) the Supervisory Board report
       on assessment of the Management  Board report
       on the Company's operations, the financial
       statements for the    financial year 2009 and
       the Management Board motion on distribution
       of the    Company's profit, d) the Management
       Board Report on the operations of the     Telekomunikacja
       Polska Group and the consolidated financial
       statements for    the FY 2009, e) the Supervisory
       Board report on assessment of the Management
       Board report on the operations of the Telekomunikacja
       Polska Group and the    consolidated financial
       statements for the FY 2009, f) concise assessment
       of   the Company's standing in 2009 made by
       the Supervisory Board and report on    the
       Supervisory Board's activities in 2009

7      Approve of the Management Board report on the             Mgmt          For                            For
       Company s activity in the FY    2009, b) approval
       of the Company's financial statements for the
       FY 2009, c)   distribution of the Company's
       profit for the FY 2009, d) approval of the
       Management Board report on the operations
       of Telekomunikacja Polska Group in  the FY
       2009, e) approval of the consolidated financial
       statements for the FY  2009, and f) granting
       approval of performance of their duties as
       members of   the Company bodies in the FY 2009

8      Adopt the resolution on amendment of the Company's        Mgmt          For                            For
       Articles of Association

9      Adopt the resolution on the unified text of               Mgmt          For                            For
       the Articles of Association

10     Adopt the resolution on amendment of the Regulations      Mgmt          For                            For
       of the General Meeting   of Telekomunikacja
       Polska S.A

11     Approve the Changes in the Supervisory Board's            Mgmt          Against                        Against
       composition

12     Closing of the Meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 POLNORD S.A., GDANSK                                                                        Agenda Number:  702086972
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6671C102
    Meeting Type:  EGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  PLPOLND00019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the EGM of shareholders and elect              Mgmt          For                            For
       the Chairman

2.     Approve to determine the EGM of shareholders              Mgmt          For                            For
       has been duly convened and is capable of adopting
       resolutions

3.     Approve the agenda and current regulations of             Mgmt          For                            For
       the general meeting of shareholders

4.     Approve the resolutions concerning the bonds              Mgmt          For                            For
       issue replaceable to shares, concerning increase
       of the Company share capital, excluding rights
       for the current shareholders and changes to
       the Company Statute

5.     Approve the resolution of the changes of the              Mgmt          For                            For
       Company Statute

6.     Adopt the resolutions concerning the number               Mgmt          For                            For
       of Members of the Supervising Board changes
       in personal composition of the Supervisory
       Board

7.     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 POLNORD S.A., GDANSK                                                                        Agenda Number:  702511177
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6671C102
    Meeting Type:  OGM
    Meeting Date:  30-Jun-2010
          Ticker:
            ISIN:  PLPOLND00019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the OGM                                        Mgmt          For                            For

2      Election of the Chairman of the OGM                       Mgmt          For                            For

3      Approve to confirm the legality of convening              Mgmt          For                            For
       the OGM and its capacity to      adopt resolutions

4      Election of the Voting Commission                         Mgmt          For                            For

5.a    Receive the presentation by the Supervisory               Mgmt          For                            For
       Board on evaluation of the        Management
       Board's report on the activity of the Company
       in 2009 and the      financial statement for
       2009

5.b    Receive the presentation by the Supervisory               Mgmt          For                            For
       Board on evaluation of the        Management
       Board's report on the activity of the Capital
       Group in 2009 and    the consolidated financial
       statement of the Capital Group for 2009

5.c    Receive the presentation by Management Board              Mgmt          For                            For
       on allocation of profits for     2009

5.d    Receive the presentation by the Supervisory               Mgmt          For                            For
       Board on review of the Management Board's motion
       on allocation of profits for 2009

5.e    Receive the presentation by the Supervisory               Mgmt          For                            For
       Board on the Supervisory Board's  report on
       overall Company's standing and evaluation of
       internal control and   risk management systems
       of the Company

5.f    Receive the presentation by the Supervisory               Mgmt          For                            For
       Board on the Supervisory Board's  report on
       the overall Capital Group's standing and evaluation
       of internal     control and risk management
       systems of the Capital Group

5.g    Receive the presentation by the Supervisory               Mgmt          For                            For
       Board on the Supervisory Board on its activity
       together with committees' activity assessment
       and its assessment

5.h    Receive the presentation by the Supervisory               Mgmt          For                            For
       Board on the Supervisory Board on evaluation

5.i    Receive the presentation by the Management Board          Mgmt          For                            For
       on changes in the Company's  Statute and changes
       of the Supervisory Board's regulations

5.j    Receive the presentation by the Supervisory               Mgmt          For                            For
       Board on its opinion on issues to be considered
       by the GMS

6      Receive and approve the Management Board's report         Mgmt          For                            For
       on the activity of the      Company in 2009
       and the Management Board's report on the activity
       of the      Capital Group for 2009

7      Receive and approve the financial statement               Mgmt          For                            For
       for 2009

8      Receive and approve the consolidated financial            Mgmt          For                            For
       statement for 2009

9      Adopt a resolution on the allocation of profits           Mgmt          For                            For
       for 2009

10     Receive and approval of the Supervisory Board's           Mgmt          For                            For
       report on the activity in     2009

11     Approve the vote of acceptance to the Supervisory         Mgmt          For                            For
       Board

12     Approve the vote of acceptance to the Management          Mgmt          For                            For
       Board

13     Amend the Company's Statute                               Mgmt          For                            For

14     Authorize the Supervisory Board to establish              Mgmt          For                            For
       uniform text of the Statute

15     Approve the changes in the regulations of the             Mgmt          For                            For
       Supervisory Board

16     Authorize the Supervisory Board to establish              Mgmt          For                            For
       uniform text of the Supervisory  Board's regulations

17     Closing of the OGM                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 POLSKI KONCERN NAFTOWY ORLEN  S A                                                           Agenda Number:  702017408
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6922W204
    Meeting Type:  AGM
    Meeting Date:  15-Jul-2009
          Ticker:
            ISIN:  PLPKN0000018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No Action
       ID 587399 DUE TO CHANGE IN VOTING STATUS AND
       ADDITION OF RESOLUTIONS. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Open meeting                                              Non-Voting    No Action

2.     Elect the meeting Chairman                                Mgmt          No Action

3.     Acknowledge the proper convening of meeting               Non-Voting    No Action

4.     Approve the agenda of the meeting                         Mgmt          No Action

5.     Elect the Members of Vote Counting Commission             Mgmt          No Action

6.     Receive the Management Board Report on Company's          Non-Voting    No Action
       Operations in fiscal 2008, financial statements
       and proposal on treatment of net loss

7.     Receive the Management Board report on Group's            Non-Voting    No Action
       Operations in fiscal 2008 and consolidated
       financial statements

8.     Receive the Supervisory Board report on its               Non-Voting    No Action
       review of Management Board report on Company's
       Operations in fiscal 2008, financial statements,
       and Management Board Proposal on treatment
       of net loss

9.     Receive the Supervisory Board report on its               Non-Voting    No Action
       review of the Management Board report on Group's
       Operations in fiscal 2008 and consolidated
       financial statements

10.    Receive the Supervisory Board report on its               Non-Voting    No Action
       activities in fiscal 2008 and Company standing

11.    Approve the Management Board report on Company's          Mgmt          No Action
       Operations in fiscal 2008 and financial statements

12.    Approve the Management Board report on Group's            Mgmt          No Action
       Operations in fiscal 2008 and consolidated
       financial statements

13.    Approve the treatment of net loss                         Mgmt          No Action

14.1   Grant discharge to Piotr Kownacki [Chief Executive        Mgmt          No Action
       Officer]

14.2   Grant discharge to Wojciech Heydel [Chief Executive       Mgmt          No Action
       Officer]

14.3   Grant discharge to Dariusz Krawiec [Deputy Chief          Mgmt          No Action
       Executive Officer, Chief Executive Officer]

14.4   Grant discharge to Cezary Filipowicz [Management          Mgmt          No Action
       Board]

14.5   Grant discharge to Waldemar Maj [Management               Mgmt          No Action
       Board]

14.6   Grant discharge to Slawomir Jedrzejczyk [Management       Mgmt          No Action
       Board]

14.7   Grant discharge to Krzysztof Szwedowski [Management       Mgmt          No Action
       Board]

14.8   Grant discharge to Dariusz Formela [Management            Mgmt          No Action
       Board]

14.9   Grant discharge to Krystian Pater [Management             Mgmt          No Action
       Board]

14.10  Grant discharge to Wojciech Kotlarek [Management          Mgmt          No Action
       Board]

14.11  Grant discharge to Marek Serafin [Management              Mgmt          No Action
       Board]

15.1   Grant discharge to Malgorzata Slepowronska [Supervisory   Mgmt          No Action
       Board Chair]

15.2   Grant discharge to Maciej Mataczynski [Supervisory        Mgmt          No Action
       Board Chairman]

15.3   Grant discharge to Raimondo Eggink [Supervisory           Mgmt          No Action
       Board]

15.4   Grant discharge to Marek Karabula [Supervisory            Mgmt          No Action
       Board]

15.5   Grant discharge to Krzysztof Rajczewski [Supervisory      Mgmt          No Action
       Board]

15.6   Grant discharge to Ryszard Stefanski [Supervisory         Mgmt          No Action
       Board]

15.7   Grant discharge to Angelina Sarota [Supervisory           Mgmt          No Action
       Board]

15.8   Grant discharge to Robert Czapla [Supervisory             Mgmt          No Action
       Board]

15.9   Grant discharge to Marek Drac - Taton [Supervisory        Mgmt          No Action
       Board]

15.10  Grant discharge to Zbigniew Macioszko [Supervisory        Mgmt          No Action
       Board]

15.11  Grant discharge to Agata Mikolajczyk [Supervisory         Mgmt          No Action
       Board]

15.12  Grant discharge to Janusz Zielinski [Supervisory          Mgmt          No Action
       Board]

15.13  Grant discharge to Grzegorz Borowiec [Supervisory         Mgmt          No Action
       Board]

15.14  Grant discharge to Krzysztof Kolach [Supervisory          Mgmt          No Action
       Board]

15.15  Grant discharge to Piotr Wielowieyski [Supervisory        Mgmt          No Action
       Board]

15.16  Grant discharge to Grzegorz Michniewicz [Supervisory      Mgmt          No Action
       Board]

15.17  Grant discharge to Jaroslaw Roclawski [Supervisory        Mgmt          No Action
       Board]

16.    Approve the sale, lease, or charge of other               Mgmt          No Action
       right to third party of organized part of enterprise

17.1   Amend the statute regarding technical changes             Mgmt          No Action

17.2   Amend the statute regarding corporate purpose             Mgmt          No Action

17.3   Amend the statute regarding share cancellation;           Mgmt          No Action
       other amendments

17.4   Amend the statute regarding convening of general          Mgmt          No Action
       meetings

17.5   Amend the statute regarding general meeting               Mgmt          No Action
       authority

17.6   Amend the statute regarding editorial change              Mgmt          No Action

17.7   Amend the statute regarding definition of shareholder     Mgmt          No Action

17.8   Amend the statute regarding definition of Parent          Mgmt          No Action
       Company and subsidiary

17.9   Amend the statute regarding cumulating and reduction      Mgmt          No Action
       of votes

17.10  Amend the statute regarding cumulating and reduction      Mgmt          No Action
       of votes

17.11  Amend the statute regarding cumulating and reduction      Mgmt          No Action
       of votes

17.12  Amend the statute regarding voting rights cap             Mgmt          No Action

17.13  Amend the statute regarding Civil Code                    Mgmt          No Action

17.14  Amend the statute regarding election and recall           Mgmt          No Action
       of Supervisory Board Members

17.15  Amend the statute regarding term of office of             Mgmt          No Action
       the Supervisory and the Management Boards

17.16  Amend the statute regarding Board Independence            Mgmt          No Action

17.17  Amend the statute regarding the Supervisory               Mgmt          No Action
       Board Authority

17.18  Amend the statute regarding the requirement               Mgmt          No Action
       to obtain Supervisory Board approval

17.19  Amend the statute regarding the Management Board          Mgmt          No Action

17.20  Authorize the Supervisory Board to approve consolidated   Mgmt          No Action
       text of statute

18.1   Amend the regulations on general meetings                 Mgmt          No Action

18.2   Amend the regulations on general meetings; authorize      Mgmt          No Action
       the Supervisory Board to approve consolidated
       text of regulations

19.1   Approve to fix number of Supervisory Board Members        Mgmt          No Action

19.2   Approve to recall the Supervisory Board Member(s)         Mgmt          No Action

19.3   Elect the Supervisory Board Member(s)                     Mgmt          No Action

20.    Close Meeting                                             Non-Voting    No Action

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 POLSKI KONCERN NAFTOWY ORLEN  S A                                                           Agenda Number:  702460130
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6922W204
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  PLPKN0000018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the Shareholders Meeting                       Mgmt          For                            For

2      Election of the Chairman of the Shareholders              Mgmt          For                            For
       Meeting

3      Approve the confirmation of the proper convention         Mgmt          For                            For
       of the Shareholders Meeting and its ability
       to adopt resolutions

4      Adopt the agenda                                          Mgmt          For                            For

5      Election of the tellers Committee                         Mgmt          For                            For

6      Approve the examination of the report of the              Mgmt          For                            For
       Management Board on the          Company's
       activities and the Company's financial statement,
       the motion of the Management Board regarding
       the distribution of the profit for the FY 2009
       and also examination of the report of the Supervisory
       Board opinion regarding the report of the Management
       Board on the Company's activities and the Company's
       financial statement in terms of their compliance
       with books, records and      facts and regarding
       the motion of the Management Board regarding
       the          distribution of the profit for
       the FY 2009

7      Approve the examination of the report of the              Mgmt          For                            For
       Management Board on the Orlen    Capital Groups
       activities, the Orlen Capital Groups consolidated
       financial    statement for the FY 2009 and
       also examination of the opinion of the
       Supervisory Board regarding the report
       of the Management Board on the Orlen   Capital
       Groups activities and the Orlen Capital Groups
       consolidated financial statement for the FY
       2009

8      Approve the examination of the report of the              Mgmt          For                            For
       Supervisory Board for year 2009  complying
       with the requirements of the best practices
       of Companies listed on  the Warsaw Stock Exchange

9      Approve the report of the Management Board on             Mgmt          For                            For
       the Company's activities and    the Company's
       financial statement for the FY 2009

10     Approve the report of the Management Board on             Mgmt          For                            For
       the Orlen Capital Groups        activities
       and the Orlen Capital Groups consolidated financial
       statement for  the FY 2009

11     Approve the distribution of the profit for the            Mgmt          For                            For
       FY 2009

12     Adopt the resolutions regarding the acknowledgement       Mgmt          For                            For
       of fulfillment of duties  by the Members of
       the Company's Management Board in 2009

13     Adopt the resolutions regarding the acknowledgement       Mgmt          For                            For
       of fulfillment of duties  by the Members of
       the Company's Supervisory Board in 2009

14     Approve the examination of the information and            Mgmt          For                            For
       adoption of resolutions        regarding changes
       to the Company's Articles of Association and
       establishing   the unified text of the amended
       Articles of Association

15     Approve the examination of the information and            Mgmt          For                            For
       adoption of resolution         regarding disposal,
       lease or charge of other right to third party
       of the      organized part of the enterprise

16     Approve the establishment the number of members           Mgmt          For                            For
       of Supervisory Board

17     Appointment of Supervisory Board on  new term             Mgmt          For                            For
       of office

18     Closing the meeting                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 POLYMETAL JT STK CO                                                                         Agenda Number:  702076147
--------------------------------------------------------------------------------------------------------------------------
        Security:  731789202
    Meeting Type:  EGM
    Meeting Date:  16-Sep-2009
          Ticker:
            ISIN:  US7317892021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve JSC Polymetal Charter as amended                  Mgmt          For                            For

2.     Approve JSC Polymetal Management Board Regulations        Mgmt          For                            For

3.     Approve the related interested party transactions         Mgmt          For                            For
       [transactions related to LLC Polymetal Trading]
       as specified

4.     Approve the related interested party transactions         Mgmt          For                            For
       [JSC Varvarinskoye] as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 POLYMETAL JT STK CO                                                                         Agenda Number:  702079496
--------------------------------------------------------------------------------------------------------------------------
        Security:  731789202
    Meeting Type:  EGM
    Meeting Date:  25-Sep-2009
          Ticker:
            ISIN:  US7317892021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the transaction by closed subscription            Mgmt          For                            For
       of JSC Polymetal's registered shares of the
       additional issue in favour of JSC Polymetal
       Management where the shares are placed in accordance
       with the EGM decision as of 19 JUN 2009 [Minutes
       #3/2009 as of 24 JUN 2009] to increase the
       charter capital by placement of no more than
       66,875,000 new shares [excluding total number
       of shares for pre-emptive right exercise] with
       nominal price RUB 0.2 per share under conditions
       approved by the EGM decision noted above and
       the decision on JSC Polymetal's new shares
       issuance, registered by FSFR on 13 AUG 2009
       [state registered number of new shares issue
       is 1-02-00412D-002D]; under the current transaction
       JSC Polymetal and JSC Polymetal Management
       are the parties [beneficiaries]; shares subscription
       price is RUB 278 per share; the total amount
       of new shares placed in favour of JSC Polymetal
       Management [maximum amount of transaction]
       shall not exceed RUB 18,591,250,000

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 POSCO                                                                                       Agenda Number:  702231426
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y70750115
    Meeting Type:  AGM
    Meeting Date:  26-Feb-2010
          Ticker:
            ISIN:  KR7005490008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF ABSTAIN          Non-Voting    No vote
       IS DETERMINED TO BE          ACCEPTABLE OR
       NOT IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT ABSTAIN
       AS A VALID VOTE OPTION.

1.     Approve the financial statement                           Mgmt          For                            For

2.     Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

3.     Elect the Directors Internal Executive Directors          Mgmt          For                            For

4.     Approve the limit of remuneration for Directors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 POSLOVNI SISTEM MERCATOR D.D., LJUBLJANA                                                    Agenda Number:  702024883
--------------------------------------------------------------------------------------------------------------------------
        Security:  X53131102
    Meeting Type:  AGM
    Meeting Date:  20-Jul-2009
          Ticker:
            ISIN:  SI0031100082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "IMPORTANT MARKET PROCESSING REQUIREMENT: A               Non-Voting    No vote
       MEETING-SPECIFIC POWER OF ATTORNEY (POA) SIGNED
       BY THE BENEFICIAL OWNER IS REQUIRED IN ORDER
       TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. THE POA MUST
       BE NOTARIZED AND APOSTILLIZED. PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR DETAILS.
       THANK YOU."

1.     Opening of the assembly and elect the shareholders        Mgmt          For                            For
       assembly operational bodies

2.A    Adopt the allocation of distributable profit              Mgmt          For                            For
       and payment of dividend distributable profit
       EUR 19513494 is to be allocated: EUR 169.944.124,50
       for dividend payments, EUR 4,50 per share EUR
       2.569.369,93 for other reserves; record date
       for dividend payment is 23 JUL 2009, payment
       will be within 60 days after the adoption of
       the resolution

2.B    Grant discharge to the Supervisory Board                  Mgmt          For                            For

2.C    Grant discharge to the Management Board                   Mgmt          For                            For

3.     Appoint the Supervisory Board Members                     Mgmt          For                            For

4.     Appoint the authorized Auditing Company for               Mgmt          For                            For
       the year 2009




--------------------------------------------------------------------------------------------------------------------------
 POU CHEN CORP                                                                               Agenda Number:  702458983
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y70786101
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  TW0009904003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS   INSTRUCTIONS. HOWEVER, IF THE
       VOTING AT THE SHAREHOLDERS MEETING IS DONE
       BY ACCLAMATION, WE/OUR DESIGNEE WILL NOT TAKE
       ANY ACTION IN RESPECT OF THE  RELEVANT PROPOSAL.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 679156 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations and financial statements     Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of endorsement and guarantee                   Non-Voting    No vote

A.4    The status of acquisition or disposal of assets           Non-Voting    No vote

A.5    The indirect investment in people's republic              Non-Voting    No vote
       of China

A.6    The revision to the rules of the Board meeting            Non-Voting    No vote

A.7    The status of buyback treasury stock                      Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 1.5 per  share; proposed
       stock dividend: 20 shares for 1,000 shares
       held

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.6    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.7.1  Election of C.C. Tsai [shareholder no 2] as               Mgmt          For                            For
       a Director

B.7.2  Election of N.F. Tsai (David) [shareholder no             Mgmt          For                            For
       7] as a Director

B.7.3  Election of Lai Chia Investments Co., Ltd./Tai            Mgmt          For                            For
       Yu Kuo [shareholder no 55639] as a Director

B.7.4  Election of PC Brothers Corporation./Lu Min               Mgmt          For                            For
       Chan [shareholder no 11] as a Director

B.7.5  Election of Chang Ming Investments Co., Ltd./Sung         Mgmt          For                            For
       Yen Kung [shareholder no 65992] as a Director

B.7.6  Election of Sheachang Enterprise Corp. / Yuan             Mgmt          For                            For
       Lang Lin [shareholder no 31497] as a Supervisor

B.7.7  Election of Evergreen Investments Co., Ltd.               Mgmt          For                            For
       / unn-Chiou Chiang [shareholder no 65988] as
       a Supervisor

B.8    Approve to release the prohibition on Directors           Mgmt          For                            For
       and representatives from  participation in
       competitive business

B.9    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 POWER GRID CORP OF INDIA LTD, GURGAON                                                       Agenda Number:  702054937
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7028N105
    Meeting Type:  OTH
    Meeting Date:  11-Aug-2009
          Ticker:
            ISIN:  INE752E01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

S.1.I  Approve, pursuant to Section 17 of the Companies          Mgmt          For                            For
       Act, 1956, to alter the Objects Clause III
       B of the Memorandum of Association of the Company
       by the specified amendment of sub-clause 8

S.1II  Amend, pursuant to the provisions of Section              Mgmt          For                            For
       31 of the Companies Act, 1956 and other provisions,
       if any, as may be applicable, the Articles
       29A, 29, sub-clause(a) of Article 34, sub-clause(b)
       of Article 34, sub-clause(iii) and (v) of Article
       35, sub-clause(g) of Article 45 of the Articles
       of Association as specified and by inserting
       the new sub-clause(p) in Article 45, as specified

2.     Approve, pursuant to the provisions of Section            Mgmt          For                            For
       293(1)(a) and other applicable provisions,
       if any, of the Companies Act, 1956, to transfer
       the ownership, physical possession control
       of 400 KV single circuit tie line [1 no.] between
       Neyveli TS-II Expansion and Neyveli TS-II Switchyards
       from Powergrid to Neyveli Lignite Corporation
       Ltd [NLC], along with spares and related documents;
       authorize the Chairman and Managing Director
       [CMD] to approve any subsequent variations
       that may be warranted during execution of the
       same; to agree the date of transfer of 400
       KV single circuit tie line [1 no] between Neyveli
       TS-II Expansion and Neyveli TS-II Switchyards
       from Powergrid to NLC with effect from 01 SEP
       2008 subject to compliance of payment terms;
       authorize the CMD or Director [Finance] or
       their authorized representative(s) to complete
       legal and other formalities and to sign Memorandum
       of Agreement [MoA], all necessary documents
       , deeds, declarations etc, as may be necessary
       in connection with transfer of 1 no. 400 KV
       single circuit tie line between Neyveli TS-II
       expansion and Neyveli TS-II Switchyards from
       Powergrid to NLC; authorize the Company Secretary
       to do all such acts, deeds and things that
       may be necessary, proper, expedient or incidental
       for the purpose of giving effect to the aforesaid
       resolutions




--------------------------------------------------------------------------------------------------------------------------
 POWER GRID CORP OF INDIA LTD, GURGAON                                                       Agenda Number:  702077036
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7028N105
    Meeting Type:  AGM
    Meeting Date:  09-Sep-2009
          Ticker:
            ISIN:  INE752E01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009 and profit and loss account
       for the FYE on that date together with report
       of the Board of Directors and the Auditors
       thereon

2.     Approve the payment of interim dividend and               Mgmt          For                            For
       declare a final dividend for the FY 2008-2009

3.     Re-appoint Dr. A.S. Narag as a Director, who              Mgmt          For                            For
       retires by rotation

4.     Re-appoint Shri Anil K. Agarwal as a Director,            Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Shri F.A. Vandervala as a Director,            Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Shri S.C. Tripathi as a Director,              Mgmt          For                            For
       who retires by rotation

7.     Approve to fix the remuneration of the Auditors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 POWER GRID CORP OF INDIA LTD, GURGAON                                                       Agenda Number:  702337127
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7028N105
    Meeting Type:  OTH
    Meeting Date:  10-May-2010
          Ticker:
            ISIN:  INE752E01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE   NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR         INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS   NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1.     Authorize the Board of Directors of the Company,          Mgmt          Against                        Against
       in supersession of           resolution passed
       for enhancing the borrowing powers from INR
       25,000 crore to INR 50,000 crore approval of
       which was obtained by the shareholders of the
       Company through postal ballot and pursuant
       to section 293(1) (D) and other    applicable
       provisions, if any, of the Companies Act, 1956
       and the Articles of Association of the Company,
       for borrowing, whether by way of Term
       Loan/Equipment Finance/ cash credit
       facilities or the like from time to time  any
       sum of money at its discretion from National/international
       Financial      institutions/Banks or from Public/Bodies
       corporate or from government         body/Corporation
       or Govt. of India or CONTD.

-      CONTD. by way of issue of bonds on such terms             Non-Voting    No vote
       and conditions and with or      without security
       as the Board of Directors may think fit which
       together with  the moneys already borrowed
       by the Company  apart from the temporary loans
       obtained from the bankers of the Company
       in the ordinary course of business   and being
       borrowed by the Board at any time shall not
       exceed in the aggregate at any time INR 80,000
       crore irrespective of the that such aggregate
       amount   of borrowings outstanding at anyone
       time may exceed the aggregate for the     time
       being apart for any specific purpose CONTD.

-      CONTD. pursuant to the provisions of section              Non-Voting    No vote
       293(1) (a) and other applicable  provisions
       if any, of the Companies Act, 1956 consent
       of the Company, to      mortgage and/or create
       on all or anyone or more of the movable/immovable
       properties or such other assets of the
       Company where so ever situated both    present
       and future on such terms and conditions and
       at such time or times and in such form or manner
       as it may deem fit, to or in favor of National/
       International Financial institutions/Banks/Trustees
       for the Bond holders  in  case, of issue of
       Bonds  etc. hereinafter referred as the Lenders
       to secure   any term Loans/Cash Credit facilities/Debentures/Bonds
       or the like,           obtained/to be CONTD.

-      CONTD. obtained from any of the aforesaid lenders         Non-Voting    No vote
       together with interest      thereon at the
       respective agreed rate(s),compound interest,
       additional        interest, liquidated damage(s),commitment
       charge(s), premia on payment or on  redemption,
       cost, charge(s), expenses and all other monies
       payable by the     Company to such lenders
       under the respective loan/other agreement(s)
       entered  /to be entered into between the Company
       and the lender(s) in respect of the   said
       borrowing(s),such security to rank in such
       manner as may be agreed to    between the connected
       parties and as may be thought expedient by
       the Board;   CONTD.

-      CONTD. and to finalize and execute with the               Non-Voting    No vote
       Lenders/trustees for the          holdovers
       of the bonds the requisite agreement, documents,
       deeds and writings for borrowing and/or for
       creating the aforesaid mortgage(s) and/or charge(s)
       and to do all such other acts, deeds and things
       as may be necessary to give   effect to the
       above resolutions




--------------------------------------------------------------------------------------------------------------------------
 POWER GRID CORP OF INDIA LTD, GURGAON                                                       Agenda Number:  702441976
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7028N105
    Meeting Type:  OTH
    Meeting Date:  07-Jun-2010
          Ticker:
            ISIN:  INE752E01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 702867 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Authorize the Company, pursuant to the provisions         Mgmt          For                            For
       of Section 293[1][a], Section 192A read with
       the Companies [passing of the Resolution by
       Postal Ballot] Rules, 2001 and other applicable
       provisions, if any, of the Companies Act, 1956,
       consents, permission as may be necessary for
       the concerned Government / Statutory Authorities
       and subject to such terms and conditions as
       may be imposed by them, to the transfer of
       ownership, physical possession and control
       by way of sale or otherwise dispose off, movable
       assets of approximately INR 184.78 crores as
       on 31 MAR 2009 relating to Regional Load Despatch
       Centers & National Load Despatch Centre and
       related documents, if any, from Power Grid
       Corporation of India Limited to Power System
       Operation Corporation Limited; the effective
       date of transfer of these assets will be 01
       APR 2010 and the said transfer, based on the
       above approval will be made after updation
       of the book value of the assets to be transferred
       to 31 MAR 2010; authorize the CMD or Director
       [Finance] or their authorized representative[s],
       to do and perform all such acts, matters, deeds
       and things, as may be necessary, without further
       referring to the members of the Company, including
       update the book value of the assets to be transferred,
       finalizing the terms and conditions, methods
       and modes in respect thereof, to complete legal
       and other formalities, determining the exact
       effective date of transfer, if need to be changed,
       and finalizing and executing necessary documents
       including agreements, deed of sale /conveyance/assignment
       and other documents, under the common seal
       of the Company, if required, as may be necessary
       or expedient including the power to delegate,
       to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 POWERCHIP SEMICONDUCTOR CORP                                                                Agenda Number:  702374416
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y70810109
    Meeting Type:  AGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  TW0005346001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 684081 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of deficit which exceeds half of               Non-Voting    No vote
       paid-in capital

A.4    The status of capital injection by issuing new            Non-Voting    No vote
       shares or global depositary receipt

A.5    The status of endorsement and guarantee                   Non-Voting    No vote

A.6    The establishment for the rules of the Board              Non-Voting    No vote
       meeting

A.7    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 Business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the appropriation for offsetting deficit          Mgmt          For                            For
       of year 2009

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve the proposal of capital reduction to              Mgmt          For                            For
       offset deficit

B.5    Approve the issuance of new shares to participate         Mgmt          Against                        Against
       the global depositary receipt (GDR) issuance
       or the local rights issue

B.6    Approve the issuance of securities via private            Mgmt          Against                        Against
       placement

B.7    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.8    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.9    Extraordinary motions                                     Mgmt          Against                        Against

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 POWERTECH TECHNOLOGY INC                                                                    Agenda Number:  702418624
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7083Y103
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  TW0006239007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of assets impairment                           Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 3.5per      share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in         competitive business

B.5    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PRECIOUS SHIPPING PUBLIC CO LTD, BANGKOK                                                    Agenda Number:  702230121
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7078V148
    Meeting Type:  AGM
    Meeting Date:  17-Mar-2010
          Ticker:
            ISIN:  TH0363010Z10
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Acknowledge the minutes o f the AGM No. 1/2009            Mgmt          For                            For
       held on 18 MAR 2009

2      Acknowledge the Board of Directors' report on             Mgmt          For                            For
       the Company's operation for the year 2009 and
       the 2009 annual report

3      Approve the audited balance sheet and the statement       Mgmt          For                            For
       of profit and loss as at  and for the YE 31
       DEC 09 respectively

4      Acknowledge the aggregate interim dividends               Mgmt          For                            For
       of THB 1.20 per share for the     year 2009

5      Approve the appropriation of profit and final             Mgmt          For                            For
       dividend payment for the year   2009

-      PLEASE NOTE THAT ALTHOUGH THERE ARE 3 CANDIDATES          Non-Voting    No vote
       TO BE ELECTED AS AUDITORS,   THERE IS ONLY
       1 VACANCY AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING   INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 1 OF THE 3 AUDITORS.
       THANK YOU.

6.1    Appoint Mr. Chayapol S. as the Auditor of the             Mgmt          For                            For
       Company and approve to fix the

6.2    Appoint Ms. Sumalee R as the Auditor of the               Mgmt          For                            For
       Company and approve to fix the

6.3    Appoint Ms. Vissuta J. as the Auditor of the              Mgmt          For                            For
       Company and approve to fix the

7.1    Re-elect Admiral Dr. Amnad C. as a Director               Mgmt          For                            For

7.2    Re-elect Police Lt. General Kiattisak P. as               Mgmt          For                            For
       a Director

7.3    Re-elect Mr. Peter F. as a Director                       Mgmt          For                            For

7.4    Re-elect Ms. Nishita S as a Director                      Mgmt          For                            For

8      Approve the Directors' remuneration for the               Mgmt          For                            For
       year 201 0. the Board of          Directors,
       with the recommendation of the remuneration
       committee, proposes no change in the Directors'
       remuneration for the year 2010

9      Approve the appropriation of profit for a reserve         Mgmt          For                            For
       for the annual budget of    the Company's Corporate
       Social Responsibility  CSR  Program

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PRESIDENT CHAIN STORE CORP                                                                  Agenda Number:  702443691
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7082T105
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002912003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    Receive the report on the 2009 business operations        Non-Voting    No vote

A.2    Receive the 2009 audited reports                          Non-Voting    No vote

A.3    Receive the report on the status of joint-venture         Non-Voting    No vote
       in the People's Republic of China

A.4    Receive the report on the status of assets impairment     Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution as follows:          Mgmt          For                            For
       proposed cash dividend: TWD  3.6 per share

B.3    Amend the Articles of Incorporation                       Mgmt          For                            For

B.4    Amend the procedures of asset acquisition or              Mgmt          For                            For
       disposal

B.5    Other issues and Extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PRETORIA PORTLAND CEMENT CO LTD                                                             Agenda Number:  702184526
--------------------------------------------------------------------------------------------------------------------------
        Security:  S63820120
    Meeting Type:  AGM
    Meeting Date:  25-Jan-2010
          Ticker:
            ISIN:  ZAE000125886
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual financial statements         Mgmt          For                            For
       for the YE 30 SEP 2009, including the Directors'
       report and the report of the Auditors

2.1    Appoint SG Helepi as a Director of the Company            Mgmt          For                            For
       effective from 01 DEC 2009

2.2    Appoint P Stuiver as a Director of the Company            Mgmt          For                            For
       effective from 01 JUN 2009

2.3    Appoint MP Malungani as a Director of the Company         Mgmt          For                            For
       effective from 27 FEB 2009

2.4    Appoint J.S Vilakazi as a Director of the Company         Mgmt          For                            For
       effective from 27 FEB 2009

3.1    Re-appoint Mr. S. Abdul Kader as a Director               Mgmt          For                            For
       of the Company, who is required to retire by
       rotation, as a Director of the Company

3.2    Re-appoint Ms. ZJ Kganyago, as a Director of              Mgmt          For                            For
       the Company, who is required to retire as a
       Director of the Company

3.3    Re-appoint NB Langa-Royds, as a Director of               Mgmt          For                            For
       the Company, who is required to retire as a
       Director of the Company

3.4    Re-appoint Mr. J. Shibambo, as a Director of              Mgmt          For                            For
       the Company, who is required to retire as a
       Director of the Company

4.     Approve, with effect from 01 OCT 2009 and in              Mgmt          For                            For
       terms of Article 61 of the Company's Articles
       of Association, the fees payable to the Non-Executive
       Directors be set as follows: the Chairman,
       an all-inclusive fee of  ZAR 605 000 per annum,a
       Board Member, ZAR 162 000 per annum; the Audit
       Committee Chairman ZAR 151 000 per annum, an
       Audit Committee Member, ZAR 78 000 per annum;
       the Remuneration Committee Chairman, ZAR 19
       000 per annum, a Remuneration Committee Member,
       ZAR 59 000 per annum, the Risk And Compliance
       Committee Chairman ZAR 97 000 per annum; a
       Risk And Compliance Committee Member, ZAR 49
       000 per annum; other Committee Chairman, ZAR
       97 000 per annum; and other Committee Member,
       ZAR 49 000 per annum

S.5    Approve that that the company or any subsidiary           Mgmt          For                            For
       of the Company may, subject to the Companies
       Act, the company's Articles of Association
       and the listings requirements of the JSE from
       time to time [listings requirements] and any
       other stock exchange upon which the securities
       in the capital of the Company may be quoted
       or listed from time to time, repurchase securities
       issued by the Company; [Authority expires until
       the next AGM of the company or for 15 months
       from the date of the resolution, whichever
       is the shorter], and may be varied by a special
       resolution by any general meeting of the Company
       at any time prior to the next AGM; pursuant
       to the above, the following additional information,
       required in terms of the listings requirements,
       is submitted: it is recorded that the Company
       or any subsidiary of the Company may only make
       a general repurchase of the company's securities
       if: the repurchase of securities is effected
       through the order book operated by the JSE
       trading system and is done without any prior
       understanding or arrangement between the Company
       or the relevant subsidiary and the counterparty
       and authorize the Company thereto by its Articles
       of Association, in terms of a special resolution
       of the Company in general meeting, [authority
       expires the next AGM or for 15 months from
       the date of the resolution, whichever period
       is the shorter]; repurchases are made at a
       price not greater than 10% above the weighted
       average of the market value for the securities
       for the 5 business days immediately preceding
       the date on which the repurchase is effected;
       at any point in time, the Company or the relevant
       subsidiary may only appoint one agent to effect
       any repurchases on the company's behalf; the
       Company or the relevant subsidiary only undertake
       repurchases if, after such repurchase, the
       Company still complies with shareholder-spread
       requirements in terms of the listings requirements;
       the Company or the relevant subsidiary does
       not repurchase securities during a prohibited
       period defined in terms of the listings requirements,
       unless it has a repurchase programme where
       the dates and quantities of securities to be
       traded during the relevant period are fixed
       [not subject to any variation] and full details
       of the programme have been disclosed in an
       announcement on SENS prior to the commencement
       of the prohibited period, a paid press announcement
       containing full details of such repurchases
       is published as soon as the Company or subsidiary
       has repurchased securities constituting, on
       a cumulative basis, 3 /o of the number of securities
       in issue prior to the repurchases and for each
       3% , on a cumulative basis, thereafter, and
       the general repurchase is limited to a maximum
       of 20% of the Company's issued share capital
       of that class in any one FY

6.     Re-appoint Messrs Deloitte & Touche as the External       Mgmt          For                            For
       Auditors of the company as recommended by the
       Audit Committee, to hold office from the conclusion
       of the 114th AGM until the conclusion of the
       next AGM of the Company; Mr. M John Jarvis
       [IRBA No 342297] from the mentioned firm of
       Auditors will undertake the audit

7.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the External Auditors, Messrs Deloitte &
       Touche, for the past year's audit

       To transact such other business as may be transacted      Non-Voting    No vote
       at an AGM




--------------------------------------------------------------------------------------------------------------------------
 PRIME VIEW INTL CO LTD                                                                      Agenda Number:  702452296
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y70814101
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0008069006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations and  the financial           Non-Voting    No vote
       statements

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of monetary loans,  endorsement and            Non-Voting    No vote
       guarantee of  the Company and  the subsidiaries

B.1    Approve the 2009 business reports and  financial          Mgmt          For                            For
       statements

B.2    Approve the appropriation for offsetting  deficit         Mgmt          For                            For
       of year 2009

B.3    Approve the revision to the Articles of  incorporation    Mgmt          For                            For

B.4    Approve the proposal to release the  prohibition          Mgmt          For                            For
       on directors and  the        representative
       from  participation in competitive  business

B.5    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans, endorsement and     guarantee

B.6    Other issues                                              Mgmt          Against                        Against

B.7    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PRIVREDNA BANKA ZAGREB D.D., ZAGREB                                                         Agenda Number:  702097557
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6942U105
    Meeting Type:  EGM
    Meeting Date:  26-Oct-2009
          Ticker:
            ISIN:  HRPBZ0RA0004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the changes and supplementations of               Mgmt          For                            For
       the Articles 5, 6, 10, 25, 44 and 57 of the
       Statute of Privredna Banka Zagreb P.L.C




--------------------------------------------------------------------------------------------------------------------------
 PRIVREDNA BANKA ZAGREB D.D., ZAGREB                                                         Agenda Number:  702186467
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6942U105
    Meeting Type:  EGM
    Meeting Date:  25-Jan-2010
          Ticker:
            ISIN:  HRPBZ0RA0004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect three Supervisory Board Members                     Mgmt          For                            For

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 644054 DUE TO DELETION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PRIVREDNA BANKA ZAGREB D.D., ZAGREB                                                         Agenda Number:  702301362
--------------------------------------------------------------------------------------------------------------------------
        Security:  X6942U105
    Meeting Type:  AGM
    Meeting Date:  19-Apr-2010
          Ticker:
            ISIN:  HRPBZ0RA0004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 20 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.

1      Approve the Supervisory Board report on conducted         Mgmt          For                            For
       supervision in 2009

2      Approve the annual financial reports and consolidated     Mgmt          For                            For
       annual financial        reports for 2009, management
       Board's annual report on bank's and dependent
       Company's position

2.1    Approve the decision on the use of profit earned          Mgmt          For                            For
       in 2009

2.2    Approve the decision on release of the management         Mgmt          For                            For
       Board members for 2009

2.3    Approve the decision on release of the Supervisory        Mgmt          For                            For
       Board members for 2009

2.4    Approve the remuneration to the Supervisory               Mgmt          For                            For
       Board Chairman for 2009

3      Appointment of the Auditors for the year 2010             Mgmt          For                            For

4      Election of the Supervisory Board member                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PRODUCE BUYING COMPANY LTD (PBC)                                                            Agenda Number:  702079662
--------------------------------------------------------------------------------------------------------------------------
        Security:  V7514U103
    Meeting Type:  EGM
    Meeting Date:  25-Sep-2009
          Ticker:
            ISIN:  GH0000000169
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the incorporation of Subsidiary Company           Mgmt          For                            For
       to be named PBC-SHEA Limited




--------------------------------------------------------------------------------------------------------------------------
 PRODUCE BUYING COMPANY LTD (PBC)                                                            Agenda Number:  702289655
--------------------------------------------------------------------------------------------------------------------------
        Security:  V7514U103
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  GH0000000169
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the financial statements of accounts              Mgmt          For                            For
       for the YE 30 SEP 2009 and the   reports of
       the Directors and Auditors thereon

2      Approve the Directors                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PROMIGAS SA                                                                                 Agenda Number:  702086605
--------------------------------------------------------------------------------------------------------------------------
        Security:  P79162106
    Meeting Type:  OGM
    Meeting Date:  15-Sep-2009
          Ticker:
            ISIN:  COP791621065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Attendance and quorum                                     Mgmt          For                            For

2.     Receive the call notice                                   Mgmt          For                            For

3.     Elect the Board of Directors                              Mgmt          For                            For

4.     Approve the nomination of the Commission for              Mgmt          For                            For
       the approval of the minutes of the general
       meeting




--------------------------------------------------------------------------------------------------------------------------
 PROMOTORA Y OPERADORA DE  INFRAESTRUCTURA S A DE C V                                        Agenda Number:  702339931
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7925L103
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  MX01PI000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the presentation, discussion and, if              Mgmt          For                            For
       relevant, report from the Board  of Directors
       in accordance with the terms that are referred
       to in Article 28, part IV, of the securities
       market law

2      Approve the presentation, discussion and, if              Mgmt          For                            For
       relevant, audited financial      statements
       of the company for the FYE 31 DEC 2009

3      Approve the presentation, discussion and, if              Mgmt          For                            For
       relevant, results obtained by    the Company
       during the FYE 31 DEC 2009

4      Approve the presentation, discussion and, if              Mgmt          For                            For
       relevant, report that is         referred to
       in Article 86, part xx, of the income tax law,
       regarding the      fulfillment of tax obligations
       of the Company

5      Approve the designation or, if relevant, ratification     Mgmt          For                            For
       of the members of the   Board of Directors,
       as well as of the chairpersons of the audit
       and corporate practices committees of the Company

6      Approve the determination of the compensation             Mgmt          Against                        Against
       to be paid to the members of    the Board of
       Directors for the FYE 31 DEC 2010

7      Approve the presentation, discussion, and if              Mgmt          For                            For
       relevant, annual report in       regard to
       the acquisition of shares of the company, as
       well as of the         determination of the
       maximum amount of funds that the company can
       allocate a  purchase of the shares of the company,
       in accordance with the terms of        Article
       56, part IV, of the securities market law

8      Approve the designation of special delegates              Mgmt          For                            For
       who will formalize the           resolutions
       passed at the meeting




--------------------------------------------------------------------------------------------------------------------------
 PROPERTY & BUILDING CORP LTD, TEL AVIV-JAFFA                                                Agenda Number:  702088178
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8175G102
    Meeting Type:  AGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  IL0006990175
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve to continue the financing of the development      Mgmt          For                            For
       and construction of residential and commercial
       real estate projects in Las Vegas owned by
       3 US corporations and in which the Company
       first invested in 2005 by means of IDB Group
       US Investments Inc., a Company jointly owned
       by the Company and by IDB Development Corp.
       Ltd. (the indirect controlling shareholder
       of the Company)

2.     Approve the financial statements and Directors            Mgmt          For                            For
       report for the year 2008

3.1    Re-appoint Rafi Bisker as an Officiating Director         Mgmt          For                            For

3.2    Re-appoint Ami Arel as an Officiating Director            Mgmt          For                            For

3.3    Re-appoint Nochi Dankner as an Officiating Director       Mgmt          For                            For

3.4    Re-appoint Rona Dankner as an Officiating Director        Mgmt          For                            For

3.5    Re-appoint Eli Cohen as an Officiating Director           Mgmt          For                            For

3.6    Re-appoint Zev Livnat as an Officiating Director          Mgmt          For                            For

3.7    Re-appoint Itzhak Manor as an Officiating Director        Mgmt          For                            For

3.8    Re-appoint Gabriel Picker as an Officiating               Mgmt          For                            For
       Director

3.9    Re-appoint Mark Shimmel as an Officiating Director        Mgmt          For                            For

4.     Re-appoint the Accountant-Auditors for the year           Mgmt          For                            For
       2008 and authorize the Board to fix their fees




--------------------------------------------------------------------------------------------------------------------------
 PT ANEKA TAMBANG TBK                                                                        Agenda Number:  702428891
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7116R158
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  ID1000106602
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Company's annual report regarding             Mgmt          For                            For
       the Company's condition and     activities
       including report of Commissioners supervision
       in book year 2009    and ratify the Company's
       financial report in book year 2009 and to release
       and discharge (Volledig Qcquit Et De Charge)
       to the Directors and             Commissioners
       from their Managerial and supervision in book
       year 2009

2      Ratify the report of partnership and environment          Mgmt          For                            For
       development program for book year 2009 and
       to release and grant discharge the Directors
       and Commissioners  from their managerial and
       supervision in partnership and environment
       development program for book year
       2009

3      Approve to determine the Company's profit utilization     Mgmt          For                            For
       for book year 2009

4      Approve to determine Tantiem for the Directors            Mgmt          For                            For
       and Commissioners for book     year 2009 and
       salary honorarium, facility and benefit for
       book year 2010

5      Appointment of the Public Accountant for book             Mgmt          For                            For
       year 2010

6      Approve to restructure the Company's Board of             Mgmt          For                            For
       Commissioners

7      Amend the Company's Article of Association                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PT ASTRA AGRO LESTARI TBK, JAKARTA                                                          Agenda Number:  702401958
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7116Q119
    Meeting Type:  AGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  ID1000066004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Company's annual report, the ratification     Mgmt          For                            For
       on Company's income     statement report for
       book year 2009

2      Approve the Company's profit utility                      Mgmt          For                            For

3      Appointment of the Public Accountant to audit             Mgmt          For                            For
       the Company's books for book    year 2010 and
       determination honorarium and other requirement
       of its           appointment

4      Approve the restructuring of the Company's Board          Mgmt          For                            For
       of Directors, the salary     determination
       and other benefits for the Board of Directors,
       and              determination of honorarium
       and other benefits for Board of Commissioner




--------------------------------------------------------------------------------------------------------------------------
 PT ASTRA INTERNATIONAL TBK                                                                  Agenda Number:  702240312
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7117N149
    Meeting Type:  EGM
    Meeting Date:  01-Mar-2010
          Ticker:
            ISIN:  ID1000057607
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the change of the Board of Directors              Mgmt          For                            For
       Composition




--------------------------------------------------------------------------------------------------------------------------
 PT ASTRA INTERNATIONAL TBK                                                                  Agenda Number:  702424095
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7117N149
    Meeting Type:  AGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  ID1000057607
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report and ratification to             Mgmt          For                            For
       Company's financial report for  year 2009

2      Approve the profit allocation for year 2009               Mgmt          For                            For

3      Approve the changing in the composition of Company's      Mgmt          For                            For
       Board and determine      their salary, honorarium
       and allowances

4      Appointment of Public Accountant for year 2010            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PT BAKRIE SUMATERA PLANTATIONS TBK                                                          Agenda Number:  702449718
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7117V133
    Meeting Type:  MIX
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  ID1000099708
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Approve the Directors' report regarding the               Mgmt          For                            For
       Company's activities and          financial
       report for book year which ended 31 DEC 2009

A.2    Approve and ratify the balance sheet and calculation      Mgmt          For                            For
       of profit-loss for book  year 2009

A.3    Approve to determine the Company's profit utilization     Mgmt          For                            For
       for book year which     ended 31 DEC 2009

A.4    Appointment of the Public Accountant to audit             Mgmt          For                            For
       the Company for book year which ended 31 DEC
       2010

E.1    Approve the restructuring of the Board of Directors       Mgmt          For                            For

E.2    Approve the restructuring of the Company's Articles       Mgmt          For                            For
       of Association




--------------------------------------------------------------------------------------------------------------------------
 PT BANK DANAMON INDONESIA TBK                                                               Agenda Number:  702344425
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71188190
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  ID1000094204
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Company's annual report for year              Mgmt          For                            For
       2009

2      Approve the profit allocation for year 2009               Mgmt          For                            For

3      Approve the implementation of new accounting              Mgmt          For                            For
       standard and the implication

4      Appointment to Public Accountant for year 2010            Mgmt          For                            For

5      Approve to change the composition of Company's            Mgmt          For                            For
       Board and Syariah Supervisory  Board

6      Approve to determine the salary or honorarium             Mgmt          For                            For
       for Company's Board

7      Approve the funding utilization report of rights          Mgmt          For                            For
       issue until 31 DEC 2009




--------------------------------------------------------------------------------------------------------------------------
 PT BANK MANDIRI (PERSERO) TBK                                                               Agenda Number:  702409156
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7123S108
    Meeting Type:  AGM
    Meeting Date:  17-May-2010
          Ticker:
            ISIN:  ID1000095003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report, report on the use              Mgmt          For                            For
       of funds from public offering of Rupiah Subordinated
       Debt of Bank Mandiri I for the year of 2009;
       ratification of financial, Board of Commissioners
       report and the annual partnership and    Community
       development program report for the year of
       2009

2      Approve the utilization of the Company's net              Mgmt          For                            For
       profit for book year 2009

3      Authorize the Board of Directors to appoint               Mgmt          For                            For
       of Independent Public Accountant  to Audit
       Company's books for book year 2010

4      Approve the remuneration of the Board of Directors,       Mgmt          For                            For
       honorarium of the Board   of Commissioners
       and Tantieme for the Members of the Board of
       Directors and   the Board of Commissioners
       of the Company

5      Approve the Board of Commissioners to increase            Mgmt          Against                        Against
       the issue/paid up capital

6      Approve the enhancement and increase of the               Mgmt          For                            For
       pension benefits for the Members  of Dana Pensiun
       Bank Mandiri Satu until Dana Pensiun Bank Mandiri
       Empat

7      Approve to increase its shares ownership in               Mgmt          For                            For
       Pt Axa Mandiri financial services

8      Approve change of the Board of Directors and              Mgmt          For                            For
       Commissioners




--------------------------------------------------------------------------------------------------------------------------
 PT BANK NEGARA INDONESIA (PERSERO) TBK, JAKARTA                                             Agenda Number:  702078622
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y74568166
    Meeting Type:  EGM
    Meeting Date:  05-Oct-2009
          Ticker:
            ISIN:  ID1000096605
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to separate the unit Usaha Syariah BNI            Mgmt          For                            For
       becoming PT Bank Umum Syariah BNI




--------------------------------------------------------------------------------------------------------------------------
 PT BANK NEGARA INDONESIA (PERSERO) TBK, JAKARTA                                             Agenda Number:  702394999
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y74568166
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  ID1000096605
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report 2009 and ratification           Mgmt          For                            For
       of balance sheet and profit   or loss statement

2      Approve the 2009 profit allocation                        Mgmt          For                            For

3      Appointment of public accountant for 2010                 Mgmt          For                            For

4      Approve to determine the salary and tanti for             Mgmt          For                            For
       Directors, and honorarium and   tantiem for
       the Commissioners

5      Approve to change of Company's board                      Mgmt          For                            For

6      Amend the Article of Association                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PT BANK PAN INDONESIA TBK                                                                   Agenda Number:  702078812
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7136J285
    Meeting Type:  EGM
    Meeting Date:  08-Sep-2009
          Ticker:
            ISIN:  ID1000092703
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to revise the Article of Association              Mgmt          For                            For
       of the Company Paragraph 17.1 and to change
       the Member Board of Company




--------------------------------------------------------------------------------------------------------------------------
 PT BANK PAN INDONESIA TBK                                                                   Agenda Number:  702078913
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7136J285
    Meeting Type:  EGM
    Meeting Date:  08-Sep-2009
          Ticker:
            ISIN:  ID1000092703
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to revise the Articles of Association             Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 PT BANK PAN INDONESIA TBK                                                                   Agenda Number:  702449768
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7136J285
    Meeting Type:  EGM
    Meeting Date:  10-Jun-2010
          Ticker:
            ISIN:  ID1000092703
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend the Company Articles of Association                 Mgmt          For                            For

2      Approve to divest Companys share of PT ANZ Panin          Mgmt          For                            For
       Bank




--------------------------------------------------------------------------------------------------------------------------
 PT BANK PAN INDONESIA TBK                                                                   Agenda Number:  702455533
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7136J285
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2010
          Ticker:
            ISIN:  ID1000092703
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's annual report on Company's          Mgmt          For                            For
       activity and ratify the financial report and
       grant discharge to the Board of Directors and
       Board of Commissioner on their managerial and
       Supervision for book year 2009

2.     Approve to determine the Company's profit utility         Mgmt          For                            For
       for book YE 31 DEC 2009

3.     Re-appoint the member of Board of Commissioner            Mgmt          For                            For

4.     Authorize the shareholder representative to               Mgmt          For                            For
       determine honorarium of Company's Board of
       Commissioner

5.     Authorize the Board of Commissioner to determine          Mgmt          For                            For
       salary and other benefits to Directors

6.     Authorize the Board of Directors to appoint               Mgmt          For                            For
       Public Accountant to audit Company's book for
       year 2010

       PLEASE BE ADVISED THAT THE AGENDA NO.2 OF EGM             Non-Voting    No vote
       HAVE CONFLICT OF INTEREST TRANSACTION. THEREFORE
       IT IS REQUIRED THAT THE MEETING IS ATTENDED
       AND APPROVED BY THE MAJORITY OF INDEPENDENT
       SHAREHOLDERS AS DEFINED IN THE BAPEPAM REGULATION
       RULE NO.IX.E.1 ATTACHMENT TO THE DECREE OF
       CHAIRMAN OF BAPEPAM NO KEP-32/PM/2000 REGARDING
       CONFLICT OF INTEREST TRANSACTION. THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INCLUSION      Non-Voting    No vote
       OF ADDITIONAL INFORMATION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PT BANK RAKYAT INDONESIA (PERSERO) TBK                                                      Agenda Number:  702416769
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0697U104
    Meeting Type:  AGM
    Meeting Date:  20-May-2010
          Ticker:
            ISIN:  ID1000096001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report, ratification to financial      Mgmt          For                            For
       report and               Commissioner's Supervision
       report for year 2009 and also funding utilization
       report of public offering

2      Ratification to corporate social and responsibility       Mgmt          For                            For
       report for year 2009      program for book
       year 2009

3      Approve the profit allocation for year 2009               Mgmt          For                            For

4      Approve to determine the amount of Salary, honorarium     Mgmt          For                            For
       and tantiem for         Company's Board

5      Appointment to Public Accountant for year 2010            Mgmt          For                            For
       ok year 2010
       and appointment of public accountant to Audit
       the program of partnership and environment
       development

6      Grant authority to Commissioner to increase               Mgmt          For                            For
       the capital related to MSOP       Management
       Stock Option Program  which were decided on
       previous shareholders  meeting

7      Approve to change the composition of Company's            Mgmt          For                            For
       Board




--------------------------------------------------------------------------------------------------------------------------
 PT BARITO PACIFIC TBK                                                                       Agenda Number:  702441558
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71198124
    Meeting Type:  MIX
    Meeting Date:  07-Jun-2010
          Ticker:
            ISIN:  ID1000085707
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Approve the annual report and financial statement         Mgmt          For                            For
       for book year 2009

A.2    Appointment of Public Accountant of Company               Mgmt          For                            For
       for book year 2010

A.3    Approve to change the member Board of Company             Mgmt          For                            For
       and appointment of remuneration and allowances
       of member Board of Company

E.1    Approve to Plan the Company to increase the               Mgmt          For                            For
       activity of Company related to    the buy TE
       shares of PT Royal Indo Mandiri (RIM)




--------------------------------------------------------------------------------------------------------------------------
 PT BARITO PACIFIC TIMBER TBK                                                                Agenda Number:  702026940
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71198124
    Meeting Type:  EGM
    Meeting Date:  23-Jul-2009
          Ticker:
            ISIN:  ID1000085707
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to adjust Company's Article of Association        Mgmt          For                            For
       to comply with Bapepam Regulation




--------------------------------------------------------------------------------------------------------------------------
 PT BERLIAN LAJU TANKER TBK                                                                  Agenda Number:  702400918
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7123K170
    Meeting Type:  AGM
    Meeting Date:  07-May-2010
          Ticker:
            ISIN:  ID1000099906
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the dispensation for the Board of Directors       Mgmt          For                            For
       of the Company to conduct the AGM of shareholder
       for FYE 31 DEC 2009 exceeding the time limits
       required under the Article of Association

2      Approve the Company's annual report, the audited          Mgmt          For                            For
       consolidated financial statement as well as
       the Supervisory report of the Board of Commissioner
       for FYE 31 DEC 2009

3      Approve the appropriation of net profit for               Mgmt          For                            For
       FYE 31 DEC 2009

4      Appointment of public accountant to Audit the             Mgmt          For                            For
       Company's consolidated financial statement
       for FY 2010 and authorize the Board of Directors
       of the Company to determine the honorarium
       of the public accountant

5      Approve the changes to the member of the Board            Mgmt          For                            For
       of Commissioner and Board of Directors

6      Approve the accountability report on the use              Mgmt          For                            For
       of proceeds derived from Berlian Laju Tanker
       IV bond year 2009, Sukuk Ijarah Berlian Laju
       Tanker II year 2009, and limited public offering
       IV year 2009

7      Approve the scope of job, authorities, remuneration       Mgmt          For                            For
       of the Board of Directors and the Board of
       Commissioners of the Company for FY 2010

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 692447 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PT BERLIAN LAJU TANKER TBK                                                                  Agenda Number:  702400920
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7123K170
    Meeting Type:  EGM
    Meeting Date:  07-May-2010
          Ticker:
            ISIN:  ID1000099906
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the majority shareholder's participation,         Mgmt          For                            For
       through subsidiary Company which shares are
       owned by the majority shareholder, to participate
       in  the purchase of bond conversion issued
       by the Company through it is subsidiary Company
       owned fully by the Company




--------------------------------------------------------------------------------------------------------------------------
 PT BERLIAN LAJU TANKER TBK                                                                  Agenda Number:  702508699
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7123K170
    Meeting Type:  EGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  ID1000099906
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the issuance of new shares from portfolio         Mgmt          Against                        Against
       by way of a limited public  offering to shareholders
       with the issuance of rights

2      Approve the alterations of the Article 3 paragraph        Mgmt          For                            For
       2 and the addition of      Article 4 paragraph
       9 of the Articles of Association of the Company
       please    note that record date is Pseudo date




--------------------------------------------------------------------------------------------------------------------------
 PT BK CENT ASIA TBK                                                                         Agenda Number:  702372424
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7123P138
    Meeting Type:  AGM
    Meeting Date:  05-May-2010
          Ticker:
            ISIN:  ID1000109507
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve of the Company's annual report including          Mgmt          For                            For
       the Company's financial statements and the
       Board of Commissioners supervision report,
       and grant discharge [acquit et decharge] to
       all members of the Board of Director and the
       Board of Commissioners of the Company for their
       Management and Supervision during the FYE 31
       DEC 2009

2      Approve the appropriation of the Company's profit         Mgmt          For                            For
       for the FYE 31 DEC 2009

3      Approve to determine the remuneration or honorarium       Mgmt          For                            For
       and other benefits for Members of the Board
       of Directors and the Board of Commissioners
       of the Company

4      Appointment of the registered public accountant           Mgmt          For                            For
       to audit the Company's books for the FYE 31
       DEC 2010

5      Authorize the Board of Directors to pay interim           Mgmt          For                            For
       dividends for the FY 2010




--------------------------------------------------------------------------------------------------------------------------
 PT BUMI RESOURCES TBK                                                                       Agenda Number:  702469001
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7122M110
    Meeting Type:  EGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  ID1000068703
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to pledge all or part of the Company's            Mgmt          For                            For
       asset in order to obtain loan from third party

2      Re-appoint the Company's Board of Directors               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PT BUMI RESOURCES TBK                                                                       Agenda Number:  702487794
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7122M110
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  ID1000068703
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 annual report                            Mgmt          For                            For

2      Ratify the 2009 financial statement                       Mgmt          For                            For

3      Approve the profit allocation                             Mgmt          For                            For

4      Appoint public accountant                                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PT ENERGI MEGA PERSADA TBK                                                                  Agenda Number:  702163041
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71233103
    Meeting Type:  EGM
    Meeting Date:  31-Dec-2009
          Ticker:
            ISIN:  ID1000098304
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition of participating interest         Mgmt          For                            For
       on oil and natural gas production sharing contract
       in Indonesia, which is a material transaction
       and a change of Company's core business

2.     Approve the 2nd rights issue offering                     Mgmt          For                            For

3.     Receive the Commissioners report with regards             Mgmt          For                            For
       to the appointment of Audit Committee

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION 1 AND CHANGE IN MEETING
       DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PT INDAH KIAT PULP & PAPER CORPORATION TBK                                                  Agenda Number:  702500984
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71278116
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  ID1000062201
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Director's annual report; ratify              Mgmt          For                            For
       the consolidated financial       report for
       book year which ended 31 DEC 2009 and to fully
       discharge to the    Board of Directors and
       Commissioners of their managerial and supervisory
       duties for book year 2009

2      Approve the Company's profit utilization for              Mgmt          For                            For
       book year 2009

3      Authorize the Board of Commissioners to appoint           Mgmt          For                            For
       an Independent Public         Accountant to
       audit the Company's books for book year 2010
       and authorize the  Directors to determine their
       honorarium

4      Approve the restructuring of the Board of Directors       Mgmt          For                            For
       and Board of              Commissioners




--------------------------------------------------------------------------------------------------------------------------
 PT INDOSAT TBK                                                                              Agenda Number:  702193397
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7130D110
    Meeting Type:  EGM
    Meeting Date:  28-Jan-2010
          Ticker:
            ISIN:  ID1000097405
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the restructuring of the Company's Board          Mgmt          For                            For
       of Commissioners and/or      Directors

2      Amend the Company's Articles of Association               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PT INDOSAT TBK                                                                              Agenda Number:  702491375
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7130D110
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  ID1000097405
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report and to ratify the               Mgmt          For                            For
       financial statement of the        company for
       the FYE 31 DEC 2009 and thereby releases and
       grant discharge the  Board of Commissioners
       from their Supervisory responsibilities and
       the Board  of Directors from their managerial
       responsibilities for FYE 31 DEC 2009 to
       the extent that their actions are reflected
       in the financial statements of    the Company
       for the FYE 31 DEC 2009 on the basis that such
       actions do not     conflict with or violate
       prevailing laws and regulations

2      Approve the allocations of net profit for reserve         Mgmt          For                            For
       funds, dividends and other  purposes and to
       determine the amount, time and manner of payment
       of dividends for the FYE 31 DEC 2009

3      Approve to determine the remuneration for Board           Mgmt          For                            For
       of Commissioners for book     year 2010

4      Appointment of independent public accountant              Mgmt          For                            For
       for book YE 31 DEC 2010

5      Approve the Board of Director's structure for             Mgmt          For                            For
       period 2010-2015




--------------------------------------------------------------------------------------------------------------------------
 PT INTERNATIONAL NICKEL INDONESIA INCO                                                      Agenda Number:  702249461
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y39128148
    Meeting Type:  EGM
    Meeting Date:  05-Mar-2010
          Ticker:
            ISIN:  ID1000109309
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to change the Members of the Board of             Mgmt          For                            For
       Directors of the Company

2.     Approve to change the Members of the Company's            Mgmt          For                            For
       Board of Commissioners

3.     Approve the re-affirmation of the interim dividend        Mgmt          For                            For
       declared for November 2009

4.     Approve to consider a dividend to be paid out             Mgmt          For                            For
       of the 2008 retained earning




--------------------------------------------------------------------------------------------------------------------------
 PT INTERNATIONAL NICKEL INDONESIA INCO                                                      Agenda Number:  702323293
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y39128148
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2010
          Ticker:
            ISIN:  ID1000109309
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Board of Directors report for the             Mgmt          For                            For
       book year 2009

2      Receive the Board of Commissioners report for             Mgmt          For                            For
       the book year 2009

3      Ratify the financial report for the book year             Mgmt          For                            For
       2009

4      Approve the determine on utilization of Company's         Mgmt          For                            For
       net profit for the book     year 2009 and consider
       the cash dividend distribution for the book
       year 2009

5      Appointment of the Board of Commissioners                 Mgmt          For                            For

6      Appointment of the Board of Directors                     Mgmt          For                            For

7      Appointment of remuneration of the Board of               Mgmt          For                            For
       Commissioners

8      Authorize the Board of Commissioners to determine         Mgmt          For                            For
       salary and remuneration for the Board of Directors

9      Authorize the Board of Directors to appoint               Mgmt          For                            For
       the Independent Public Accountant to Audit
       Company's books for book year 2010

10     Others related to the agenda                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PT INTERNATIONAL NICKEL INDONESIA TBK                                                       Agenda Number:  702067213
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y39128148
    Meeting Type:  EGM
    Meeting Date:  27-Aug-2009
          Ticker:
            ISIN:  ID1000109309
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to adjust the Articles of Association             Mgmt          For                            For
       to comply with the regulation of the Indonesian
       Capital Market and financial institutions Supervisory
       Board No.IX.J.1

2.     Appoint the Member of the Board of Directors              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PT KALBE FARMA TBK                                                                          Agenda Number:  702376282
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71287190
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  ID1000096803
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report of the Board of Directors              Mgmt          For                            For
       of Company for the book years    2009

2      Approve the financial statement and acquit ET             Mgmt          For                            For
       DE charge for the Members of    Board of Directors
       and Commissioners Company for the book year
       2009

3      Approve the profit allocation of the Company              Mgmt          For                            For
       for the book years 2010

4      Approve to change the Members of the Board of             Mgmt          For                            For
       Commissioners of the Company

5      Approve the salary and/or honorarium for the              Mgmt          For                            For
       Members of Board of              Commissioners
       and Director of Company including giving authority
       to           Commissioners to determine salary
       and/or honorarium for the Members of Board
       of Directors and Commissioners of the Company

6      Appointment of public accountant independent              Mgmt          For                            For
       and authorize the Director to    determine
       honorarium for the book years 2010

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PT LIPPO KARAWACI TBK                                                                       Agenda Number:  702334753
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7129W186
    Meeting Type:  MIX
    Meeting Date:  03-May-2010
          Ticker:
            ISIN:  ID1000108905
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Approve and ratify the Board of Directors report          Mgmt          For                            For
       for the book year 2009

A.2    Approve the determination on utilization of               Mgmt          For                            For
       Company's net profit for book     year 2009

A.3    Authorize the Board of Directors to appoint               Mgmt          For                            For
       the Independent Public Accountant to audit
       Company's books for the book year 2010

A.4    Approve the determination on members of the               Mgmt          For                            For
       Board of management structure and determine
       salary and allowances for the Board of Directors
       and honorarium as  well as allowance for the
       Board of Commissioners

E.1    Approve on Company plan to get fund by issuing            Mgmt          Against                        Against
       debt notes or others by        Company and/or
       Company subsidiary with total of shares owned
       by Company, in   total of USD 350,000,000 which
       is material transaction as per the Indonesia
       capital market and financial institutions
       Supervisory Board regulation and L  K no. IX.E.2
       regarding material transaction and change in
       main business       activity

E.2    Approve on Company plan and/or Company subsidiary         Mgmt          Against                        Against
       to pledge Company assets    and/or give Corporate
       guarantee related to issue debt notes by Company
       and/or Company subsidiary

E.3    Approve to adjust on Company plan to issue new            Mgmt          Against                        Against
       shares without pre emptive     rights as per
       EGM resolution held on 28 NOV 2007




--------------------------------------------------------------------------------------------------------------------------
 PT MATAHARI PUTRA PRIMA TBK                                                                 Agenda Number:  702102738
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71294139
    Meeting Type:  EGM
    Meeting Date:  30-Oct-2009
          Ticker:
            ISIN:  ID1000057508
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's Plan to transfer the Company's      Mgmt          For                            For
       assets to PT Pacific Utama, TBK [PU]

2.     Approve the Company's Plan to purchase the rights         Mgmt          For                            For
       that are issued by PU from certain share holders
       of PU and then perform rights issue and act
       as stand-by buyer on the Plan of Limited Public
       Offering II by PU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTIONS 1 AND 2 AND RECEIPT
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT ONLY INDEPENDENT SHAREHOLDERS            Non-Voting    No vote
       ARE ENTITLE TO VOTE FOR BOTH OF AGENDA BELOW.
       THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 PT MATAHARI PUTRA PRIMA TBK                                                                 Agenda Number:  702405716
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71294139
    Meeting Type:  AGM
    Meeting Date:  14-May-2010
          Ticker:
            ISIN:  ID1000057508
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 688835 DUE TO DUE TO DELETION OF RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approve the Board of Directors report and ratify          Mgmt          For                            For
       the financial report for book year 2009 as
       well as to grant Acquit Et Decharge to the
       Board of Directors and Commissioner

2      Approve the utilization of Company's net profit           Mgmt          For                            For
       for book year 2009

3      Authorize the Board of Directors to appoint               Mgmt          For                            For
       of independent public accountant to audit Company's
       books for book year 2010 and approve to determine
       their honorarium

4      Appointment of the Board of Management and approve        Mgmt          For                            For
       to determine the salary/ honorarium and or
       other allowance for the Board of management




--------------------------------------------------------------------------------------------------------------------------
 PT MEDCO ENERGI INTERNASIONAL TBK                                                           Agenda Number:  702434527
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7129J136
    Meeting Type:  EGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  ID1000053705
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the plan of  utilization treasury shares            Mgmt          For                            For
       received from shares re-purchase program in
       line with the result of  EGM dated 23 JUN 2000
       and 25 JUN 2001 which has been changed in the
       EGM dated 23 JAN 2004 to be used in performing
       employee stock option plan program (ESOP) and
       management stock option plan program

2.     Approve to perform ESOP and MSOP program through          Mgmt          For                            For
       utilization treasury shares

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 687443 DUE TO ADDITION OF RESOLUTION AND
       CHANGE IN MEETING TYPE. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PT MEDCO ENERGI INTERNASIONAL TBK                                                           Agenda Number:  702434666
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7129J136
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  ID1000053705
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Directors annual report and Commissioners     Mgmt          For                            For
       report for book year 2009 and release and grant
       discharge to the Directors and Commissioners
       from their managerial and supervision [acquit
       et de charge]

2.     Ratify the balance sheet and financial statement          Mgmt          For                            For
       for book year 2009

3.     Approve to determine the Company's profit utilization     Mgmt          For                            For
       for book year 2009

4.     Authorize the Commissioners and the Directors             Mgmt          For                            For
       to appoint Public Accountant for book year
       2010 and determine honorarium for Public Accountant

5.     Approve to restructure the Company's Board of             Mgmt          For                            For
       Directors and Commissioners

6.     Approve and ratify to determine salary and other          Mgmt          For                            For
       benefit for Directors and Commissioners period
       January - December 2010

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PT PERUSAHAAN GAS NEGARA (PERSERO) TBK                                                      Agenda Number:  702470713
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7136Y118
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  ID1000111602
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 annual report                            Mgmt          For                            For

2      Ratify the 2009 financial statement and Acquit            Mgmt          For                            For
       Et De Charge to the Company's  Board

3      Approve the profit allocation for year 2009               Mgmt          For                            For

4      Appointment of Public Accountant                          Mgmt          For                            For

5      Approve to determine remuneration for the Company's       Mgmt          For                            For
       Board

6      Approve to change the Company's Board                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PT PERUSAHAAN PERKEBUNAN LONDON SUMATRA INDONESIA TBK                                       Agenda Number:  702318862
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7134L134
    Meeting Type:  AGM
    Meeting Date:  05-May-2010
          Ticker:
            ISIN:  ID1000082407
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Directors annual report about the             Mgmt          For                            For
       Company's activity and Company's financial
       statement ended on 31 DEC 2009

2      Approve and ratify the Company's balance sheet            Mgmt          For                            For
       and income statement ended 31 DEC 2009

3      Approve the Company's profit utility for book             Mgmt          For                            For
       year 2009

4      Approve the restructuring of the Company's Board          Mgmt          For                            For
       of Directors and Commissioner

5      Approve the remuneration of the Board of Commissioner     Mgmt          For                            For
       and Directors for book year 2010

6      Appointment of the Public Accountant to Audit             Mgmt          For                            For
       the Company books for book YE 31 DEC 2010 and
       authorize the Directors to determine honorarium
       for Public Accountant

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PT PERUSAHAAN ROKOK TJAP GUDANG GARAM TBK                                                   Agenda Number:  702388009
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7121F165
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  ID1000068604
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve of the Board of Directors report for              Mgmt          For                            For
       book year 2009

2      Ratification of financial statement report for            Mgmt          For                            For
       year 2009

3      Approve the determination of dividend                     Mgmt          For                            For

4      Authorize the Directors meeting to determine              Mgmt          For                            For
       the roles and responsibility of  the Board
       of Directors

5      Authorize the Commissioner to determine the               Mgmt          For                            For
       Board of Directors Salary

6      Approve to determination of salary and or other           Mgmt          For                            For
       allowances for the Board of   Commissioners

7      Approve to change in the Board of Management              Mgmt          For                            For

8      Authorize the Board of Directors to appoint               Mgmt          For                            For
       of independent public accountant  to Audit
       Company's Books




--------------------------------------------------------------------------------------------------------------------------
 PT RAMAYANA LESTARI SENTOSA TBK                                                             Agenda Number:  702432573
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7134V157
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  ID1000099500
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 698841 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approve the report of Board of Director for               Mgmt          For                            For
       the book years 2009

2      Approve the annual report and financial statement         Mgmt          For                            For
       for the book years 2009

3      Appointment of profit allocation Company for              Mgmt          For                            For
       the book years 2009

4      Re-appoint the Members of the Board of Directors          Mgmt          For                            For
       and Commissioners Company

5      Appointment of Public Accountant for the book             Mgmt          For                            For
       years 2010




--------------------------------------------------------------------------------------------------------------------------
 PT SEMEN GRESIK PERSERO TBK                                                                 Agenda Number:  702066893
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7142G168
    Meeting Type:  EGM
    Meeting Date:  15-Sep-2009
          Ticker:
            ISIN:  ID1000106800
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the restructuring of the Company's Board          Mgmt          For                            For
       of Directors

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PT SEMEN GRESIK PERSERO TBK                                                                 Agenda Number:  702520289
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7142G168
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  ID1000106800
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 annual report and ratify the             Mgmt          For                            For
       financial statement and Acquit  Et de Charge
       Company's Board

2      Approve the 2009 annual environmental development         Mgmt          For                            For
       partnership program

3      Approve the 2009 profit allocation                        Mgmt          For                            For

4      Approve to determine salary and honorarium Company's      Mgmt          For                            For
       Board

5      Appoint Public Accountant                                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PT SEMEN GRESIK PERSERO TBK                                                                 Agenda Number:  702511709
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7142G168
    Meeting Type:  EGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  ID1000106800
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the changes on Company's Article of               Mgmt          For                            For
       Association

2      Approve the changes on Company's Board                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PT TAMBANG BATUBARA BUKIT ASAM (PERSERO) TBK                                                Agenda Number:  702333876
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8520P101
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  ID1000094006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the annual report and ratify the financial        Mgmt          For                            For
       statement for year end     2009 and acquit
       et de charge the Board of Director and the
       Commissioner

2      Approve the partnership and Environment Building          Mgmt          For                            For
       Program report and acquit    et de charge the
       Board of Director and the Commissioner on the
       Supervisory    actions

3      Approve to determine 2009 profit allocation               Mgmt          For                            For

4      Approve to determine the Board of Director and            Mgmt          For                            For
       Commissioner salary and        allowances

5      Appointment of public account to audit 2010               Mgmt          For                            For
       partnership and environment

6      Approve to change Company's Article of Association        Mgmt          For                            For
       regarding affiliation      transaction and
       conflict interest




--------------------------------------------------------------------------------------------------------------------------
 PT UNILEVER INDONESIA TBK                                                                   Agenda Number:  702419703
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9064H141
    Meeting Type:  AGM
    Meeting Date:  19-May-2010
          Ticker:
            ISIN:  ID1000095706
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 694286 DUE TO DELETION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Ratification of financial report and approval             Mgmt          For                            For
       of the annual report including the Board of
       Commissioners report for book year 2009, and
       Acquit Et De Charge to the Board of Commissioner
       and the Board of Directors as reflected in
       annual report

2.     Authorize the Board of Directors to appoint               Mgmt          For                            For
       of Independent Public Accountant to audit Company's
       books for book year 2010 and determine their
       honorarium

3.     Approve to change the Board of Directors and              Mgmt          For                            For
       the Board of Commissioners, as well as determination
       on remuneration for the Board of Directors
       and the Board of Commissioners for book year
       2010

4.     Approve the adjustment proposal of pension fund           Mgmt          For                            For
       from pensioner since year 2007 and 2008, on
       change and additional of pension fund regulation
       of the Company as per the statement of the
       pension fund founder of PT Unilever Indonesia
       dated 30 MAR 2010 [DPUI Founder Statement],
       authorization with substitution rights to the
       board of directors to act on behalf of DPUI
       Founder and do any necessary action related
       to the DPUI Founder statement and others related
       to the agenda of the meeting




--------------------------------------------------------------------------------------------------------------------------
 PT UTD TRACTORS TBK                                                                         Agenda Number:  702416872
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7146Y140
    Meeting Type:  AGM
    Meeting Date:  21-May-2010
          Ticker:
            ISIN:  ID1000058407
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report and financial statement         Mgmt          For                            For
       of Company for book year 2009

2      Appointment of the profit allocation of Company           Mgmt          For                            For

3      Approve to change the Member of Board of Directors        Mgmt          For                            For
       and Commissioners and appointment of Member
       of Board of Commissioners for year 2010 until
       2011

4      Appointment of public accountant and authorize            Mgmt          For                            For
       the Directors of the Company to appoint the
       honorarium of public accountant




--------------------------------------------------------------------------------------------------------------------------
 PTT AROMATICS AND REFINING PUBLIC COMPANY LTD, BANGKOK                                      Agenda Number:  702305473
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71360112
    Meeting Type:  AGM
    Meeting Date:  05-Apr-2010
          Ticker:
            ISIN:  TH0968010015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 659535 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Acknowledge the minutes of PTTAR 2009 AGM of              Mgmt          For                            For
       shareholders on 07 APR 2009

2.     Acknowledge the report of the Board of Directors          Mgmt          For                            For
       relating to the Company's business operations
       for the year 2009

3.     Approve the Company's balance sheets and profit           Mgmt          For                            For
       and loss statements of the year 2009

4.     Approve the distribution of profit for legal              Mgmt          For                            For
       reserved and dividend payment for the operating
       results of the year 2009

5.1A   Re-election of Dr. Norkun Sitthiphong as a Director       Mgmt          For                            For

5.1B   Re-election of Dr. Chokchal Aksaranan as a Director       Mgmt          For                            For

5.1C   Re-election of Mr. Prasert Bunsumpun as a Director        Mgmt          For                            For

5.1D   Re-election of Dr. Prajya Phinyawat as a Director         Mgmt          For                            For

5.1E   Re-election of Mr. Nathi Premnasmi as a Director          Mgmt          For                            For

5.2    Approve the remuneration of Directors                     Mgmt          For                            For

6.     Appointment of Mr. Winid Silamongkol, C.P.A.              Mgmt          For                            For
       [Thailand] Reg.No.3378 and/or Mr. Vairoj Chindamaneepithak
       C.P.A. [Thailand] Reg.No.3565 and/or Mr. Charoen
       Phosamritlert C.P.A. [Thailand] Reg.no.4068
       of the KPMG Phoomchai Audit Ltd. as the Auditors
       for the year 2010 and fix the annual fee of
       2,677,000 Baht, by the end of the year 2010

7.     Approve the issuance of debentures equivalent             Mgmt          Against                        Against
       to and not over 500 million USD, operating
       period within 5 years 2010-2014

8.     Other issues if any                                       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PTT CHEMICAL PUBLIC CO LTD                                                                  Agenda Number:  702253129
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7135Z116
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2010
          Ticker:
            ISIN:  TH0882010018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 659781 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the AGM of shareholders for 2009 held             Mgmt          For                            For
       on 08 APR 2009

2.     Acknowledge the Company's operation for the               Mgmt          For                            For
       year 2009 and the recommendation for the Company's
       Business Plan

3.     Approve the Company's financial statements including      Mgmt          For                            For
       balance sheet and income statement for the
       YE 31 DEC 2009

4.     Approve the appropriation of profit for the               Mgmt          For                            For
       year 2009 operating results and dividend payout

5.     Approve the Directors' remunerations                      Mgmt          For                            For

6.1    Election of Mr. Somchai Kuvijitsuwan as a new             Mgmt          For                            For
       Director to replace those who are due to retire
       by rotation

6.2    Election of Mr. Tevin Vongvanich new Director             Mgmt          For                            For
       to replace those who are due to retire by rotation

6.3    Election of Mr. Cholanat Yanaranop new Director           Mgmt          For                            For
       to replace those who are due to retire by rotation

6.4    Election of Mr. Nontigorn Karnchanachitra new             Mgmt          For                            For
       Director to replace those who are due to retire
       by rotation

6.5    Election of Mr. Sombat Sarntijaree new Director           Mgmt          For                            For
       to replace those who are due to retire by rotation

7.     Appointment of the Auditor and fix the annual             Mgmt          For                            For
       fee for 2010

8.     Any other issues if any                                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANGKOK                                       Agenda Number:  702227592
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7145P165
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  TH0355A10Z12
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Acknowledge the 2009 performance result and               Mgmt          For                            For
       2010 work plan of the Company

2      Approve the 2009 financial statements                     Mgmt          For                            For

3      Approve the dividend payment for 2009 performance         Mgmt          For                            For

4      Appoint the Auditor and approve to consider               Mgmt          For                            For
       the Auditor's fees for the year

5.     Elect the new Directors in replacement of those           Mgmt          For                            For
       who are due to retire by

6      Acknowledge the Directors' and the Sub-Committees'        Mgmt          For                            For
       remuneration

7      Other matters (if any)                                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PTT PUBLIC COMPANY LIMITED                                                                  Agenda Number:  702250680
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6883U113
    Meeting Type:  AGM
    Meeting Date:  09-Apr-2010
          Ticker:
            ISIN:  TH0646010015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to certify the 2009 AGM minutes on 10             Mgmt          For                            For
       APR 2009

2      Approve the 2009 performance statement and the            Mgmt          For                            For
       2009 financial statement, end  up on 31 Dec
       2009

3      Approve the 2009 Net Profit Allocation Plan               Mgmt          For                            For
       and Dividend Policy

4      Appointment of an Auditor and consider the 2010           Mgmt          For                            For
       Auditor fees

5      Approve the 2010 Board of Directors' remuneration         Mgmt          For                            For

6.1    Election of Director in replacement: Mrs. Benja           Mgmt          For                            For
       Louichareon

6.2    Election of Director in replacement: Mr. Pichai           Mgmt          For                            For
       Chunhavajira

6.3    Election of Director in replacement: Mr. Krairit          Mgmt          For                            For
       Nilkuha

6.4    Election of Director in replacement: Mr. Nontigorn        Mgmt          For                            For
       Kanchanachitra

6.5    Election of Director in replacement: Mr. Piyawat          Mgmt          For                            For
       Niyomrerks

7      Approve the 5 years External Fund Raising Plan            Mgmt          Against                        Against
       during 2010-2014  for         Financial Investment
       Plan and/or working capital and/or debt Re-financing
       Plan of approximately THB 80,000,000,000
       in total

8      Other matters  if any                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PUBLIC BANK BHD                                                                             Agenda Number:  702232327
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71497104
    Meeting Type:  AGM
    Meeting Date:  02-Mar-2010
          Ticker:
            ISIN:  MYL1295OO004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 DEC 2009 and the      reports of
       the Directors and the Auditors thereon

2.     Re-elect Dato Yeoh Chin Kee as a Director, who            Mgmt          For                            For
       retires by rotation pursuant   to Article 111
       of the Company's Articles of Association

3.     Re-elect Y.A.M. Tengku Abdul Rahman Ibni Sultan           Mgmt          For                            For
       Haji Ahmad Shah Al-Mustain    Billah as a Director,
       who retires by rotation pursuant to Article
       111 of the  Company's Articles of Association

4.     Re-appoint Tan Sri Dato Sri Dr. Teh Hong Piow             Mgmt          For                            For
       as a Director of the Company,   who retires
       pursuant to Section 129 of the Companies Act
       1965, until the next AGM

5.     Re-appoint Tan Sri Dato Thong Yaw Hong as a               Mgmt          For                            For
       Director of the Company, who      retires pursuant
       to Section 129 of the Companies Act 1965, until
       the next AGM

6.     Re-appoint Dato Dr. Haji Mohamed Ishak bin Haji           Mgmt          For                            For
       Mohamed Ariff as a Director   of the Company,
       who retires pursuant to Section 129 of the
       Companies Act      1965, until the next AGM

7.     Approve the payment of Directors' fees of MYR             Mgmt          For                            For
       1,305,000 for the FYE 31 DEC    2009

8.     Re-appoint Messrs. KPMG as the Auditors of the            Mgmt          For                            For
       Company for the FYE 31 DEC     2010 and authorize
       the Directors to fix the Auditors' remuneration

9.     Authorize the Company, subject to the Companies           Mgmt          For                            For
       Act, 1965, the Memorandum and Articles of Association
       of the Company and the requirements of Bank
       Negara    Malaysia, Bursa Malaysia Securities
       Berhad  Bursa Malaysia  and any other     relevant
       authorities, to purchase such number of ordinary
       shares of MYR 1.00  each in PBB as may be determined
       by the Directors from time to time through
       Bursa Malaysia upon such terms and conditions
       as the Directors may deem fit   in the interest
       of the Company provided that the aggregate
       number of shares   purchased pursuant to this
       resolution does not exceed 10% of the total
       issued and paid-up share capital of the Company;
       an amount not exceeding PBB's total audited
       retained profits and share premium account
       at the time of purchase by PBB for the Proposed
       Share Buy-Back; CONTD.

-      CONTD. based on the latest audited financial              Non-Voting    No vote
       statements of PBB as at 31 DEC   2009, the
       retained profits amounted to approximately
       MYR 1,891,220,000  after deducting the second
       interim cash dividend of MYR 647,147,000  and
       the share  premium account amounted to approximately
       MYR 1,073,048,000 after deducting   the share
       dividend ;  Authority expires the earlier of
       the conclusion of the  next AGM of the Company
       or an ordinary resolution passed by the shareholders
       of the Company in a general meeting ; and
       authorize the Directors to act and  to take
       all steps and do all things as they may deem
       necessary or expedient   in order to implement,
       finalize and give full effect to the Proposed
       Share    Buy-Back and to decide in their absolute
       discretion to either retain the      ordinary
       shares of MYR 1.00 each in PBB purchased by
       PBB CONTD.

-      CONTD. pursuant to the Proposed Share Buy-Back            Non-Voting    No vote
       as treasury shares to be       either distributed
       as share dividends or resold on Bursa Malaysia
       or          subsequently cancelled, or to cancel
       the shares so purchased, or a            combination
       of both




--------------------------------------------------------------------------------------------------------------------------
 PUBLIC BANK BHD                                                                             Agenda Number:  702232579
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71497112
    Meeting Type:  AGM
    Meeting Date:  02-Mar-2010
          Ticker:
            ISIN:  MYF1295O1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 DEC 2009 and the      reports of
       the Directors and Auditors thereon

2      Re-elect Dato' Yeoh Chin Kee as a Director,               Mgmt          For                            For
       who retires by rotation pursuant  to Article
       111 of the Company's Articles of Association

3      Re-elect Y.A.M. Tengku Abdul Rahman Ibni Sultan           Mgmt          For                            For
       Haji Ahmad Shah Al-Mustain    Billah as a Director,
       who retires by rotation pursuant to Article
       111 of the  Company's Articles of Association

4      Re-appoint Tan Sri Dato' Sri Dr. Teh Hong Piow            Mgmt          For                            For
       as a Director of the Company,  who retires
       pursuant to Section 129 of the Companies Act,
       1965, to hold       office until the next AGM

5      Re-appoint Tan Sri Dato' Thong Yaw Hong as a              Mgmt          For                            For
       Director of the Company, who     retires pursuant
       to Section 129 of the Companies Act, 1965,
       to hold office    until the next AGM

6      Re-appoint Dato' Dr. Haji Mohamed Ishak bin               Mgmt          For                            For
       Haji Mohamed Ariff as a Director  of the Company,
       who retires pursuant to Section 129 of the
       Companies Act,     1965, to hold office until
       the next AGM

7      Approve the payment of Directors' fees of MYR             Mgmt          For                            For
       1,305,000 for the FYE 31 DEC    2009

8      Re-appoint Messrs KPMG as the Auditors of the             Mgmt          For                            For
       Company for the FYE 31 DEC 2010 and authorize
       the Directors to fix the Auditors' remuneration

9      Authorize the Company, subject to the Companies           Mgmt          For                            For
       Act, 1965, the Memorandum and Articles of Association
       of the Company and the requirements of Bank
       Negara    Malaysia, Bursa Malaysia Securities
       Berhad  Bursa Malaysia  and any other     relevant
       authorities, to purchase such number of ordinary
       shares of MYR 1.00  each in PBB as may be determined
       by the Directors from time to time through
       Bursa Malaysia upon such terms and conditions
       as the Directors may deem fit   in the interest
       of the Company provided that the aggregate
       number of shares   purchased pursuant to this
       resolution does not exceed ten per centum of
       the   total issued and paid-up share capital
       of the Company; an amount not          exceeding
       PBB's total audited retained profits and share
       premium account at   the time of CONTD.

-      CONTD. purchase be allocated by PBB for the               Non-Voting    No vote
       proposed share Buy-Back, based on the latest
       audited financial statements of PBB as at 31
       DEC 2009, the         retained profits amounted
       to approximately MYR 1,891,220,000  after deducting
       the second interim cash dividend of MYR 647,147,000
       and the share premium    account amounted
       to approximately MYR 1,073,048,000  after deducting
       the      share dividend ;  Authority expires
       at the earlier of the conclusion of the   next
       AGM of the Company ; at which time it will
       lapse, unless renewed by an   ordinary resolution
       passed by the shareholders of the Company in
       a general    meeting; authorize the Directors
       to act and to take all steps and do all
       things as they may deem necessary or expedient
       in order to implement,         finalize and
       give full effect to the proposed CONTD.

-      CONTD. share Buy-Back and to decide in their              Non-Voting    No vote
       absolute discretion to either    retain the
       ordinary shares of MYR 1.00 each in PBB purchased
       by PBB pursuant  to the proposed share Buy-Back
       as treasury shares to be either distributed
       as share dividends or resold on Bursa Malaysia
       or subsequently cancelled, or to  cancel the
       shares so purchased, or a combination of both




--------------------------------------------------------------------------------------------------------------------------
 PUNJ LLOYD LTD, GURGAON                                                                     Agenda Number:  702044506
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71549110
    Meeting Type:  AGM
    Meeting Date:  28-Jul-2009
          Ticker:
            ISIN:  INE701B01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited Balance Sheet               Mgmt          For                            For
       as at 31 MAR 2009 and the profit & loss Account
       for the FYE as on that date along with Auditors'
       and Directors' report thereon

2.     Declare the dividend                                      Mgmt          For                            For

3.     Re-appoint Mr. Pawan Kumar Gupta as a Director,           Mgmt          For                            For
       who retires by rotation

4.     Appoint Mr. Rajan Jetley as a Director, who               Mgmt          For                            For
       retires by rotation

5.     Re-appoint Messrs S.R. Batliboi & Co., Chartered          Mgmt          For                            For
       Accountants, as the Statutory Auditors of the
       Company to hold office until the conclusion
       of next AGM at a remuneration to be fixed by
       the Board of Directors or any Committee thereof

6.     Appoint Mr. Phiroz Vandrevala as a Director               Mgmt          For                            For
       of the Company, whose period of office shall
       be liable to determination by retirement of
       Directors by rotation

S.7    Appoint, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309, 310, 311 and other applicable
       provisions, if any, of the Companies Act, 1956
       read with Schedule XIII, or such other approvals
       as may be required in this regard, Mr. Vimal
       Kishore Kaushik as the Managing Director of
       the Company with effect from 01 NOV 2008 for
       a period of 5 years or attaining the age of
       superannuation whichever is earlier, not liable
       to retire by rotation; and acknowledge that
       Mr. Vimal Kishore Kaushik shall receive a remuneration
       on the specified terms and conditions; and
       authorize Mr. Dinesh Thairani Company Secretary
       of the Company to do all such acts, deeds and
       things as my be necessary to give effect to
       the above Resolution

8.     Approve, pursuant to Section 94 and other applicable      Mgmt          Against                        Against
       provisions, if any, of the Companies Act, 1956,
       to increase authorized share capital of the
       Company, by adding thereto 10,00,00,000 Equity
       Shares of INR 2 each and to substitute the
       existing Clause V of the Memorandum of Association
       of the Company as specified, and authorize
       Mr. Dinesh Thairani Company Secretary of the
       Company to do all such acts, deeds and things
       as may be necessary to give effect to the above
       resolution

S.9    Authorize the Company, in accordance with Section         Mgmt          Against                        Against
       81(1A) and all other applicable provisions,
       if any, of the Companies Act, 1956 [including
       any statutory modification or reenactment thereof
       for the time being in force], as also provisions
       of Securities and Exchange Board of India [Disclosure
       & Investor Protection] Guidelines, 2000, as
       amended [the "SEBI Guidelines"], the provisions
       of the Foreign Exchange Management Act, 1999,
       as amended, and rules and regulations made
       there under, including the Foreign Exchange
       Management [Transfer and Issue of Securities
       by a Person Resident outside India] Regulation,
       2000, if applicable, any other applicable law
       or laws, rules and regulations [including any
       amendment thereto or re-enactment thereof for
       the time being in force] and enabling provisions
       in the Memorandum and Articles of Association
       of the Company and Listing Agreements, entered
       into by the Company with the Stock Exchanges
       where the shares of the Company are listed
       and subject to the approval of, if applicable
       including but not limited to, Government of
       India, Reserve Bank of India, Securities and
       Exchange Board of India and/or all other authorities,
       institutions or bodies, within or outside India,
       [hereinafter collectively referred to as appropriate
       authorities] and subject to such conditions
       as may be prescribed by any of them, [hereinafter
       referred to as requisite approvals], do create,
       offer, issue and allot in one or more tranch[es],
       in the course of domestic or international
       offerings or qualified institutional placements,
       with or without an over allotment/green issue
       option, in one or more foreign markets or domestic
       markets, to domestic institutions, foreign
       institutions, non-resident Indians, Indian
       Public Companies, Corporate Bodies, Mutual
       Funds, Banks, Insurance Companies, Pension
       Funds, Individuals, qualified Institutional
       Buyers or other persons or entities, whether
       shareholders of the Company or not, through
       a public issue and/or on a private placement
       basis and/or qualified institutional placement
       within the meaning of Chapter XIIIA of the
       SEBI Guidelines and/or preferential issue and/or
       any other kind of public issue and/or private
       placement, with or without an over allotment/green
       shoe option, equity shares, preference shares,
       secured or unsecured debentures, bonds, warrants
       or any other securities whether convertible
       into equity shares or not, including, but not
       limited to, Mandatory Convertible Preference
       Shares [MCPS] and / or Foreign Currency Convertible
       Bonds [FCCBs] and / or Non Convertible Debentures
       [NCDs] with or without attached share warrants
       and / or Partly Convertible Debentures [PCDs]
       and / or Optionally Convertible Debentures
       [OCDs] and / or Fully Convertible Debentures
       [FCDs] and / or Bonds with share warrants attached
       which are convertible into or exchangeable
       with equity shares and/or Global Depositary
       Receipts [GDRs] and / or American Depositary
       Receipts [ADRs] or any other equity related
       instrument of the Company or a combination
       of the foregoing including but not limited
       to a combination of equity shares with Bonds
       and/or any other securities whether convertible
       into equity shares or not as may be permitted
       by law [hereinafter referred to as securities],
       whether secured or unsecured, to be listed
       on any stock exchange inside India or any Foreign/International
       Stock Exchange outside India if required, through
       an offer document and/or prospectus and/or
       offer letter, and/or offering circular, and/or
       on public and/or private or preferential basis,
       whether rupee-denominated or denominated in
       foreign currency, provided that the aggregate
       of the sums so raised, including premium, if
       any, shall not exceed INR 1500,00,00,000; the
       securities to be created, offered, issued and
       allotted shall be subject to the provisions
       of the Memorandum and Articles of Association
       of the Company and the underlying equity shares
       shall rank pari passu in all respect with the
       existing equity shares of the Company; in addition
       to all applicable Indian Laws, the securities
       issued in pursuance of this resolution shall
       also be Governed by all applicable Laws and
       regulations of any jurisdiction outside India
       where they are listed or that may in any other
       manner apply to such securities or provided
       in the terms of their issue; authorize the
       Board or any Committee, on behalf of the Company
       to finalize the pricing, terms and conditions
       relating to the issue of the securities and
       any other matter in connection with, or incidental
       to, the issue of the securities as the Board
       or any Committee thereof, in its absolute discretion,
       deems necessary or desirable, together with
       any amendments or modifications thereto; the
       pricing of the securities and the pricing of
       any equity shares issued upon conversion of
       the securities shall be made subject to and
       in compliance with all applicable laws and
       regulations; authorize the Board or any Committee
       to finalize and approve the preliminary as
       well as the final offer documents for the proposed
       issue of the securities and authorize any Director
       or directors of the Company or any other officer
       or officers of the Company to sign the above
       documents for and behalf of the Company together
       with the authority to amend, vary or modify
       the same as such authorized persons may consider
       necessary, desirable or expedient and for the
       purpose aforesaid to give such declarations,
       affidavits, certificates, consents and/or authorities
       as may, in the opinion of such authorized person,
       be required from time to time; authorize the
       Board or any Committee to appoint, in its absolute
       discretion, managers [including lead managers],
       investment bankers, merchant bankers, underwriters,
       guarantors, financial and/or legal advisors,
       depositories, custodians, principal paying/transfer/
       conversion agents, listing agents, registrars,
       trustees and all other agencies, whether in
       India or abroad, in connection with the proposed
       offering of the securities and to negotiate
       and finalize the terms and conditions [including
       the payment of fees, commission, out of pocket
       expenses and their charges subject to requisite
       approvals of Reserve Bank of India, if any]
       of the aforesaid appointments and also to,
       in its absolute discretion, renew or terminate
       the appointments so made; authorize the Board
       or any Committee to determine the form, terms
       and timing of the issue[s]/offering[s], including
       the investors to whom the securities are to
       be allotted, the proportion in which they are
       allotted, issue price, face value, number of
       equity shares or other securities upon conversion
       or redemption or cancellation of the securities,
       the price, premium or discount on issue/conversion
       of securities, rate of interest, period of
       conversion or variation of the price or period
       of conversion, listing on one or more Stock
       Exchanges in India and/or abroad and fixing
       of record date or book closure and related
       or incidental matters and finalize and approve
       the preliminary as well as the final offer
       documents for the proposed issue of the securities
       as may be required by the authorities in such
       issues in India and/or abroad and authorize
       any Director or Directors of the Company or
       any other officer or officers of the Company
       to sign the above documents for and behalf
       of the Company together with the authority
       to amend, vary or modify the same as such authorized
       persons may consider necessary, desirable or
       expedient and for the purpose aforesaid to
       give such declarations, CONT...

       CONT... affidavits, certificates, consents or             Non-Voting    No vote
       any other confirmation and/or authorities as
       may, in the opinion of such authorized person,
       be required from time to time; approve, such
       of these securities as are not subscribed may
       be disposed off by the Board or any Committee
       thereof in its absolute discretion in such
       manner, as the Board may deem fit and as permissible
       by law; approve that in case of a qualified
       institutional placement pursuant to Chapter
       XIIIA of the SEBI Guidelines, the allotment
       of specified securities within the meaning
       of Chapter XIIIA of the SEBI Guidelines shall
       only be to qualified institutional buyers within
       the meaning of Chapter XIIIA of the SEBI Guidelines,
       such securities shall be fully paid-up and
       the allotment of such securities shall be completed
       within 12 months from the date of the shareholders
       resolution approving the proposed issue or
       such other time as may be allowed by SEBI Guidelines
       from time to time; in case of a qualified institutional
       placement of equity shares pursuant to Chapter
       XIIIA of the SEBI Guidelines, the relevant
       date for the determination of the price of
       the equity shares, shall be the date of the
       meeting of the Board or any Committee thereof
       in which the decision to open the proposed
       issue is taken or such other time as may be
       allowed by SEBI Guidelines from time to time
       and such price shall be subject to appropriate
       adjustments in accordance with the applicable
       SEBI Guidelines; in the event securities convertible
       into equity shares are issued under Chapter
       XIIIA of the SEBI Guidelines, the relevant
       date for the purpose of pricing of the equity
       shares to be issued on conversion, shall be
       the date of the meeting of the Board or any
       Committee thereof in which the decision to
       open the proposed issue is taken or the date
       on which the holder[s] of securities which
       are convertible into or exchangeable with equity
       shares at a later date become[s] entitled to
       apply for the said shares or such other time
       as may be allowed by SEBI Guidelines from time
       to time and such price shall be subject to
       appropriate adjustments in accordance with
       the applicable SEBI Guidelines; authorize any
       Director or Directors of the Company or any
       other officer or officers of the Company as
       may be authorized by the Board or any Committee
       thereof, to sign, execute and issue consolidated
       receipt/s for the securities, listing application,
       various agreements [including but limited to
       subscription agreement, depository agreement,
       trustee agreement], undertaking, deeds, declarations
       and all other documents and to do all such
       things, deeds and acts and to comply with all
       the formalities as may, in the opinion of such
       authorized person, be required in connection
       with or incidental to the aforesaid offering
       of securities, including post issue formalities;
       authorize the Board or any Committee thereof,
       to open one or more bank accounts in the name
       of the Company in Indian currency or foreign
       currency[ies] with such bank or banks in India
       and/or such foreign countries as may be required
       in connection with the aforesaid issue, subject
       to requisite approvals from Reserve Bank of
       India and other overseas regulatory authorities,
       if any, and authorize the Director or Directors
       of the Company or other officer or officers
       of the Company authorized by the Board or any
       Committee thereof to sign and execute the application
       form and other documents required for opening
       the account, to operate the said account, and
       to give such instructions including closure
       thereof as may be required and deemed appropriate
       by these signatories, and that the said bank/s
       be and is/are hereby authorized to honor all
       cheques and other negotiable instruments drawn,
       accepted or endorsed and instructions given
       by the aforesaid signatories on behalf of the
       Company; the Common Seal of the Company, if
       required to be affixed in India on any agreement,
       undertaking, deed or other document, the same
       be affixed in the presence of any one or more
       of the Directors of the Company or any one
       or more of the officers of the Company as may
       be authorized by the Board or any Committee
       thereof in accordance with the Articles of
       Association of the Company; authorize the Board
       or any Committee thereof; subject to the applicable
       laws, to do such acts, deeds and things as
       the Board or any Committee thereof in its absolute
       discretion deems necessary or desirable in
       connection with the issue of the securities,
       and to give effect to aforesaid resolution
       including, without limitation, the specified:
       a) finalization of the allotment of the securities
       on the basis of the subscriptions received;
       b) finalization of and arrangement for the
       submission of the preliminary and final offering
       circulars/prospectus[es]/ offer document[s],
       and any amendments and supplements thereto,
       with any applicable government and regulatory
       authorities, institutions or bodies, as may
       be required; c) approval of the preliminary
       and final offering circulars/ prospectus/offer
       document [including amending, varying or modifying
       the same, as may be considered desirable or
       expedient] as finalized in consultation with
       the Lead Managers/Underwriters/Advisors, in
       accordance with all applicable laws, rules,
       regulations and guidelines; d) approval of
       the Deposit Agreement[s], the Purchase/ Underwriting
       Agreement[s], the Trust Deed[s], the Indenture[s],
       the Master/Global GDRs/ADRs/FCCBs/ other securities,
       letters of allotment, listing application,
       engagement letter[s], memoranda of understanding
       and any other agreements or documents, CONT...

       CONT... as may be necessary in connection with            Non-Voting    No vote
       the issue/offering [including amending, varying
       or modifying the same, as may be considered
       desirable or expedient], in accordance with
       all applicable laws, rules, regulations and
       guidelines; e) finalization of the basis of
       allotment in the event of oversubscription;
       f) acceptance and appropriation of the proceeds
       of the issue of the securities; g) authorization
       of the maintenance of a register of holders
       of the securities, if so required, in India
       or abroad; h) authorize any Director or Directors
       of the Company or other officer or officers
       of the Company, including by the grant of power
       of attorneys, to do such acts, deeds and things
       as the authorized person in its absolute discretion
       may deem necessary or desirable in connection
       with the issue and allotment of the securities;
       i) seeking, if required, the consent of the
       Company's lenders, parties with whom the Company
       has entered into various commercial and other
       agreements, all concerned government and regulatory
       authorities in India or outside India, and
       any other consents that may be required in
       connection with the issue and allotment of
       the securities; j) seeking the listing of the
       securities on any Indian or international stock
       exchange, submitting the listing application
       to such stock exchange and taking all actions
       that may be necessary in connection with obtaining
       such listing; k) giving or authorizing the
       giving by concerned persons of such declarations,
       affidavits, certificates, consents and authorities
       as may be required from time to time; l) deciding
       the pricing and terms of the securities, and
       all other related matters, including taking
       any action on two-way fungibility for conversion
       of underlying equity shares into GDRs/ADRs,
       as per applicable laws, regulations or guidelines
       and m) creation of mortgage and/or charge in
       accordance with Section 293 (1) (a) of the
       Companies Act, 1956 in respect of securities
       as may be required either on paripassu basis
       or otherwise; without prejudice to the generality
       of the foregoing, issue of the securities may
       be done upon all or any terms or combination
       of terms in accordance with international practices
       relating to the payment of interest, additional
       interest, premium on redemption, prepayment
       or any other debt service payments and all
       such terms as are provided customarily in an
       issue of securities of this nature; the Company
       may enter into any arrangement with any agency
       or body authorized by the Company for the issue
       of depository receipts representing the underlying
       equity shares issued by the Company in registered
       or bearer form with such features and attributes
       as are prevalent in international capital markets
       for instruments of this nature and to provide
       for the tradeability or free transferability
       thereof as per international practices and
       regulations [including listing on one or more
       stock exchange[s] inside or outside India]
       and under the forms and practices prevalent
       in the international markets; authorize the
       Board or any Committee, for the purpose of
       giving effect to the above resolutions, to
       do all such acts, deeds, matters and things
       as it may, in its absolute discretion deem
       necessary or desirable, including without limitation
       to settle any question, difficulty or doubt
       that may arise in regard to the offer, issue
       and allotment of the securities, and to accept
       any modifications in the proposal as may be
       required by the authorities involved in such
       issues but subject to such conditions as appropriate
       authorities, inside or outside India, may impose
       at the time of their approval and as agreed
       to by the Board or any Committee thereof




--------------------------------------------------------------------------------------------------------------------------
 PUNJAB NATIONAL BANK                                                                        Agenda Number:  702045421
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7162Z104
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2009
          Ticker:
            ISIN:  INE160A01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the Audited Balance Sheet               Mgmt          For                            For
       of the Bank as at 31 MAR 2009, Profit and Loss
       Account of the Bank for the YE 31 MAR 2009,
       the report of the Board of Directors on the
       working and activities of the Bank for the
       period covered by the Accounts and the Auditors'
       Report on the Balance Sheet and Accounts

2.     Declare the Annual Dividend on Equity Shares              Mgmt          For                            For
       for the FY 2008-09




--------------------------------------------------------------------------------------------------------------------------
 QINGLING MTRS LTD                                                                           Agenda Number:  702356836
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71713104
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2010
          Ticker:
            ISIN:  CNE1000003Y4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company (the "Board") for the year of
       2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year   of 2009

3      Approve the audited financial statements and              Mgmt          For                            For
       the Independent Auditor's report of the Company
       for the year of 2009

4      Approve the proposal for appropriation of profit          Mgmt          For                            For
       of the Company for the year  of 2009

5      Re-appoint Deloitte Touche Tohmatsu CPA Ltd               Mgmt          For                            For
       and Deloitte Touche Tohmatsu as   the Company's
       PRC and International Auditors respectively
       for the year of     2010 and authorize the
       Board to determine their remunerations




--------------------------------------------------------------------------------------------------------------------------
 QISDA CORP                                                                                  Agenda Number:  702281560
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y07988101
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002352002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 business reports and the financial       Mgmt          For                            For
       statements

B.2    Approve the appropriation for offsetting deficit          Mgmt          For                            For
       of year 2009

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans, the revision to the procedures of endorsement
       and guarantee and the revision to the procedures
       of trading derivatives

B.5    Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from             participation
       in competitive business

B.6    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 QUALITY HOUSES PUBLIC CO LTD                                                                Agenda Number:  702264261
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7173A288
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2010
          Ticker:
            ISIN:  TH0256A10Z12
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to certify the minutes of the AGM of              Mgmt          For                            For
       Shareholders No.1/ 2009

2      Acknowledge the result of the Company's operation         Mgmt          For                            For
       in respect of the year 2009 and the Directors'
       Annual Report

3      Approve the audited balance sheets and income             Mgmt          For                            For
       statements for the YE 31 DEC    2009

4      Approve the appropriation of net income for               Mgmt          For                            For
       payment of dividend, statutory    reserve for
       the year 2009 and the working capital and reserve

5      Approve the re-appointment of the Directors               Mgmt          For                            For
       and Independent Director to       replace the
       retired Directors by rotation and appointment
       of a new            independent Director

6      Approve the Directors' bonus for the year 2009            Mgmt          For                            For

7      Approve the appointment of the Auditors of the            Mgmt          For                            For
       Company o f the year 2010 and  determining
       the Auditor's remuneration

8      Approve an issue and offer of the debentures              Mgmt          Against                        Against
       up to Baht 10 billion

9      Other business (if any)                                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 QUANTA COMPUTER INC                                                                         Agenda Number:  702452260
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7174J106
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002382009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The status of overseas convertible bonds                  Non-Voting    No vote

A.2    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 business reports, financial              Mgmt          For                            For
       statements and the audited       reports

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 3.7 per     share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans, endorsement and guarantee

B.5    Approve to revise the procedures of asset acquisition     Mgmt          For                            For
       or disposal

B61.1  Election of Barry Lam  Shareholder No: 1  as              Mgmt          For                            For
       a Director

B61.2  Election of C.C. Leung  Shareholder No: 5  as             Mgmt          For                            For
       a Director

B61.3  Election of C.T. Huang  Shareholder No: 528               Mgmt          For                            For
       as a Director

B62.1  Election of Wei-Ta Pan  Shareholder No: 99044             Mgmt          For                            For
       as an Independent Director

B62.2  Election of Chi-Chih Lu  Shareholder No: K121007858       Mgmt          For                            For
       as an Independent        Director

B63.1  Election of S.C. Liang  Shareholder No: 6  as             Mgmt          For                            For
       a Supervisor

B63.2  Election of Eddie Lee  ID No: R121459044  as              Mgmt          For                            For
       a Supervisor

B63.3  Election of Chang Ching-Yi  ID No: A122450363             Mgmt          For                            For
       as a Supervisor

B.7    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in         competitive business

B.8    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 QUINENCO SA, SANTIAGO                                                                       Agenda Number:  702366445
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7980K107
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  CLP7980K1070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports from the outside Auditors,            Mgmt          For                            For
       and the annual report, the balance sheet, the
       statements and financial statements, for the
       FYE 31 Dec, 2009

2.     Approve the distribution of the profit from               Mgmt          For                            For
       the 2009 FY and the payment of dividends

3.     Approve the exposition of the dividend policy             Mgmt          For                            For
       and the procedures to be used in the distribution
       of the same

4.     Election of the Board of Directors of the company         Mgmt          For                            For

5.     Approve the remuneration of the Board of Directors        Mgmt          For                            For

6.     Approve the information regarding the activities          Mgmt          For                            For
       conducted and expenses incurred by the executive
       committee in the 2009 FY

7.     Approve the information regarding the expenses            Mgmt          For                            For
       incurred by the Board of Directors in the 2009
       FY

8.     Approve the remuneration of the Members of the            Mgmt          For                            For
       executive committee and approval of its budget
       for the 2010

9.     Appointment of the independent outside Auditor            Mgmt          For                            For
       for the 2010 FY

10.    Approve the information regarding the resolutions         Mgmt          For                            For
       for related party transactions that are referred
       to in title xvi of law 18,046, the corporations
       law

11.    Other matters of corporate interest that are              Mgmt          For                            For
       within the competence of the AGM, in accordance
       with the law and the corporate bylaws




--------------------------------------------------------------------------------------------------------------------------
 RADIANT OPTO-ELECTRONICS CORP                                                               Agenda Number:  702451977
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7174K103
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0006176001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The establishment for the rules of the Board              Non-Voting    No vote
       meeting

A.4    The status of endorsement and guarantee                   Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 2.3 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, proposed stock dividend: 30 for 1,000
       shares held

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.6    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.7    Approve to revise the procedures of asset acquisition     Mgmt          For                            For
       or disposal

B.8    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 RAK PROPERTIES P.J.S.C                                                                      Agenda Number:  702267433
--------------------------------------------------------------------------------------------------------------------------
        Security:  M81868107
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2010
          Ticker:
            ISIN:  AE000A0LBTK8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 01 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.

1      Approve the report of the Board of Directors              Mgmt          For                            For
       on the Company activities and    its financial
       position for the FYE 31 DEC 2009

2      Approve the Auditors report for the FY 2009               Mgmt          For                            For

3      Approve the balance sheet and profit and loss             Mgmt          For                            For
       statement for the FYE 31 DEC    2009

4      Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Auditors of the Company     from liabilities
       for the FYE 31 DEC 2009

5      Appointment of the External Auditors of the               Mgmt          For                            For
       Company for the FY 2010 and




--------------------------------------------------------------------------------------------------------------------------
 RANDON SA IMPLEMENTOS E PARTICIPACOES                                                       Agenda Number:  702297335
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7988W103
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2010
          Ticker:
            ISIN:  BRRAPTACNPR4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM C ONLY. THANK    YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

A      To examine, discuss and vote upon the Board               Non-Voting    No vote
       of Directors annual report, the   financial
       statements, External Auditors and of the Finance
       Committee and      documents opinion report
       relating to FYE 31 DEC 2009

B      Distribution of the FY's net profits and deliberate       Non-Voting    No vote
       on the distribution       dividends

C      Election, if in case, of the Members of the               Mgmt          For                            For
       Finance Committee

D      To set the Directors global remuneration, if              Non-Voting    No vote
       in case, the Members of the      Finance Committee




--------------------------------------------------------------------------------------------------------------------------
 RAS AL KHAIMAH CEMENT COMPANY, RAS AL KHAIMAH                                               Agenda Number:  702230424
--------------------------------------------------------------------------------------------------------------------------
        Security:  M81963106
    Meeting Type:  AGM
    Meeting Date:  25-Feb-2010
          Ticker:
            ISIN:  AE000A0LF317
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 04 MAR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.

1      Approve the Board of Directors report for the             Mgmt          For                            For
       financial year 2009

2      Approve the Auditors report for the FY 31 DEC             Mgmt          For                            For
       2009

3      Approve the balance sheet and profit and loss             Mgmt          For                            For
       account for the FY 2009

4      Approve the distributing of 10% cash dividend             Mgmt          For                            For
       for year 2009

5      Approve to absolve the Members of the Board               Mgmt          For                            For
       of Directors and External         Auditors
       of their liability in respect to their work
       for the period ending 31 DEC 2009

6      Appoint the Auditors for the FY 2010 and approve          Mgmt          For                            For
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 RAS AL KHAIMAH CEMENT COMPANY, RAS AL KHAIMAH                                               Agenda Number:  702319256
--------------------------------------------------------------------------------------------------------------------------
        Security:  M81963106
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  AE000A0LF317
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to add Clause no.68 to Company's Articles         Mgmt          For                            For
       of Association which states applies on the
       Company the ministerial Resolution no. 8 for
       2009 from the     Chairman of SCA concerning
       governance rules and corporate discipline
       standers, and any decisions would be
       made to amend or replace it, and this    would
       be considered not separable from Company's
       Articles of Association

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 RAS AL KHAIMAH COMPANY FOR WHITE CEMENT AND     CONSTRUCTION MATERIALS, RAS AL K            Agenda Number:  702239941
--------------------------------------------------------------------------------------------------------------------------
        Security:  M82109105
    Meeting Type:  EGM
    Meeting Date:  04-Mar-2010
          Ticker:
            ISIN:  AE000A0M7YB6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Intial Regulation as requested by               Mgmt          For                            For
       ESCA




--------------------------------------------------------------------------------------------------------------------------
 RAS AL KHAIMAH COMPANY FOR WHITE CEMENT AND     CONSTRUCTION MATERIALS, RAS AL K            Agenda Number:  702230246
--------------------------------------------------------------------------------------------------------------------------
        Security:  M82109105
    Meeting Type:  AGM
    Meeting Date:  11-Mar-2010
          Ticker:
            ISIN:  AE000A0M7YB6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

1      Approve the Board of Directors report for the             Mgmt          For                            For
       FY 2009

2      Approve the Auditors report for the FY 2009               Mgmt          For                            For

3      Approve the balance sheet and profit and loss             Mgmt          For                            For
       account for the FY 2009

4      Approve the bonus distribution to Board of Directors      Mgmt          For                            For
       members

5      Approve the proposal from Board of Directors              Mgmt          For                            For
       for 12% cash dividend

6      Approve to absolve the members of the Board               Mgmt          Against                        Against
       of Directors and External         Auditors
       of their liability in respect to their work
       for the period ending 31 DEC 2009

7      Appoint the Auditors for the FY 2010 and approve          Mgmt          For                            For
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 RATCHABURI ELECTRICITY GENERATING HOLDING PUBLIC CO LTD                                     Agenda Number:  702246946
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7198P112
    Meeting Type:  AGM
    Meeting Date:  29-Mar-2010
          Ticker:
            ISIN:  TH0637010016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the minutes of the shareholder's AGM              Mgmt          For                            For
       year 2552  B.E.  held on 31 MAR  2009

2      Acknowledge the Board of Directors annual report          Mgmt          For                            For
       on the Company's             performances in
       the previous year and other activities to be
       performed in the future

3      Approve the balance sheet and the statements              Mgmt          For                            For
       of income for the fiscal period  ended on 31
       DEC 2009

4      Approve the appropriation of annual net profit            Mgmt          For                            For
       year 2009 and dividend payment

5      Appointment of the Company's Auditor and approve          Mgmt          For                            For
       to determine the Auditor's

6      Approve to determine the Director's remuneration          Mgmt          For                            For

7.1    Re-elect Mr. Witoon Simachokedee as a Director            Mgmt          For                            For
       in place of the person who     resigns and
       retires by rotation

7.2    Re-elect Mr. Ratanapong Jongdamgerng as a Director        Mgmt          For                            For
       in place of the person who resigns and retires
       by rotation

7.3    Re-elect Mr. Sutat Patmasiriwat as a Director             Mgmt          For                            For
       in place of the person who      resigns and
       retires by rotation

7.4    Re-elect Mr. Satit Rungkasiri as a Independent            Mgmt          For                            For
       Director in place of the       person who resigns
       and retires by rotation

7.5    Re-elect Mr. Sommai Khowkachaporn as a Independent        Mgmt          For                            For
       Director in place of the   person who resigns
       and retires by rotation

7.6    Re-elect Mr. Virash Kanchanapibul as a Director           Mgmt          For                            For
       in place of Mr. Pramote       Inswarng who
       resigns and retires by rotation

8      Other businesses  if any                                  Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 RAUBEX GROUP LIMITED                                                                        Agenda Number:  702081491
--------------------------------------------------------------------------------------------------------------------------
        Security:  S68353101
    Meeting Type:  AGM
    Meeting Date:  02-Oct-2009
          Ticker:
            ISIN:  ZAE000093183
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the annual financial           Mgmt          For                            For
       statements of the Company and the group for
       the YE 28 FEB 2009, together with the reports
       of the Directors and the Auditors thereon

2.1    Re-elect M.C. Matjila as a Director, who retires          Mgmt          For                            For
       by rotation in accordance with the Articles
       of Association

2.2    Re-elect J.E. Raubenheimer as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with the
       Articles of Association

2.3    Re-elect F. Diedrechsen as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with the Articles
       of Association

2.4    Re-elect F. Kenney as a Director, who retires             Mgmt          For                            For
       by rotation in accordance with the Articles
       of Association

2.5    Re-elect M.B. Swana as a Director, who retires            Mgmt          For                            For
       by rotation in accordance with the Articles
       of Association

2.6    Re-elect L.A. Maxwell as a Director, who retires          Mgmt          For                            For
       by rotation in accordance with the Articles
       of Association

2.7    Elect R.J. Fourie as a Director of the Company            Mgmt          For                            For
       in terms of the Articles

3.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors for the past audit

4.     Re-appoint PricewaterhouseCoopers Inc., as the            Mgmt          For                            For
       Independent Registered Auditors of the Company
       and approve to note that the Individual Registered
       Auditor who will undertake the audit during
       the FYE 28 FEB 2010 is Mr. D.A. Foster

5.     Approve the payment of remuneration to the Directors      Mgmt          For                            For

6.O.1  Approve to place the authorize but unissued               Mgmt          For                            For
       ordinary shares in the share capital of the
       Company under the control of the Directors
       of the Company in terms of Sections 221 and
       222 of the Companies Act, 1973 [Act No. 61
       of 1973], as amended [Companies Act] until
       the next AGM, to enable them to allot and issue
       such ordinary shares at their discretion, subject
       to the provisions of the Companies Act, the
       Company's Articles of Association and the Listing
       Requirements of the JSE Limited [JSE Listing
       Requirements], provided that the maximum number
       of ordinary shares which can be issued in terms
       of this authority in the aggregate in any 1
       year shall not exceed 10% of the issued ordinary
       share capital of the Company from time to time

7.O.2  Authorize the Directors of the Company, by way            Mgmt          For                            For
       of a general authority to issue all or any
       of the authorized but unissued ordinary shares
       in the capital of the Company for cash, as
       and when they in their discretion deem fit,
       subject to the JSE Listing Requirements, which
       currently provide, inter alia that: a paid
       press announcement giving full details, including
       the impact on net asset value and earnings
       per share, will be published at the time of
       an issue representing, on a cumulative basis
       within 1 year, 5% or more of the number of
       shares in issue prior to such issue; issues
       in the aggregate in any 1 FY will not exceed
       15% of the number of ordinary shares in the
       Company's issued share capital from time to
       time; in determining the price at which an
       issue of ordinary shares may be made in terms
       of this authority, the maximum discount permitted
       will be 10% of the weighted average traded
       price determined over the 30 business days
       prior to the date that the price of the issue
       is determined or agreed by the Directors; and
       any such issue will only be made to public
       shareholders as defined in JSE Listing Requirements,
       provided that the maximum number of ordinary
       shares which can be issued in terms of this
       authority in the aggregate in any 1 year shall
       not exceed 10% of the issued ordinary share
       capital of the Company form time to time; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 15 months from the
       date that this authority is given]

8.S.1  Authorize the Directors of the Company, by way            Mgmt          For                            For
       of general approval pursuant, inter alia, to
       the Articles 13 and 14 of the Company's Articles
       of Association, to facilitate, inter alia,
       the acquisition by Raubex or a subsidiary of
       Raubex [collectively the group], from time
       to time of the issued ordinary shares of Raubex
       upon such terms and conditions and in such
       number as the Directors of the Company may
       from time to time decide, but subject to the
       provisions of the Companies Act and the JSE
       Listing Requirements from time to time, it
       being recorded that the JSE Listing Requirements
       currently require, inter alia, in relation
       to a general approval of shareholders that:
       acquisitions of securities be implemented through
       the order book operated by the JSE Limited
       trading system and done without prior understanding
       or arrangement between the Company and the
       counterparty; acquisitions in any 1 FY are
       limited to a maximum of 20% of the Company's
       issued share capital of the relevant class;
       provided that acquisitions by subsidiaries
       of Raubex are limited to a maximum of 10% of
       the Company's issued share capital of the relevant
       class; an acquisition may not be made at a
       price more than 10% above the weighted average
       of the market value for the shares in question
       for the 5 business days immediately preceding
       the date on which the acquisition is agreed;
       a paid press announcement containing details
       of such acquisition must be published as soon
       as the Company and/or any of its subsidiaries
       has/have acquired shares constituting, on a
       cumulative basis, 3% of the number of shares
       of the relevant class in issue at the date
       of the AGM at which this Special Resolution
       is passed [initial number] and for each 3%
       in aggregate of the initial number acquired
       thereafter; at any point in time, the Company
       may only appoint 1 agent to effect any repurchases;
       such repurchases may only be effected if, thereafter,
       the Company still complies with the spread
       requirements of the JSE Limited; and no repurchases
       may take place during prohibited periods as
       defined in the JSE Listing Requirements; although
       no repurchase of shares is contemplated at
       the present time, the Directors, having considered
       the effects of a repurchase of the maximum
       number of ordinary shares issued in terms of
       the aforegoing general authority, are of the
       opinion that for a period of 12 months after
       the date of the notice of AGM; the Company
       and the group will be able, in the ordinary
       course of business, to pay its debts as they
       become due; the assets of the Company and the
       group, fairly valued in accordance with International
       Financial Reporting Standards, will be in excess
       of their consolidated liabilities; the issued
       share capital and reserves of the Company and
       the group are adequate for their ordinary business
       purposes; and the working capital of the Company
       and the group will be adequate for a period
       of 12 months from date of this notice of AGM;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 15 months
       from the date of the AGM]

9.O.3  Authorize any Director of the Company to do               Mgmt          For                            For
       all such things, sign all such documents and
       take all such actions as re necessary to give
       effect to the Special and Ordinary Resolutions
       proposed at the AGM at which this Ordinary
       Resolution is proposed, if it/they is/are passed
       [in the case of Ordinary and Special Resolutions]
       and registered by the Registrar of Companies
       [in the case of Special Resolutions]

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 RAYSUT CEMENT COMPANY CEMENT SAOG, SALALAH                                                  Agenda Number:  702291573
--------------------------------------------------------------------------------------------------------------------------
        Security:  M82087103
    Meeting Type:  AGM
    Meeting Date:  29-Mar-2010
          Ticker:
            ISIN:  OM0000001418
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Board of Directors report for the             Mgmt          For                            For
       financial year ending on 31 DEC 2009

2      Approve the corporate governance report for               Mgmt          For                            For
       the financial year ending on 31   DEC 2009

3      Approve the Auditors report the statement of              Mgmt          For                            For
       financial position and statement of comprehensive
       income for the financial year ending 31 DEC
       2009

4      Approve the Board of Directors recommendation             Mgmt          For                            For
       to distribute cash dividends at the rate of
       100% of paid up capital of the Company being
       100 Baisa per share

5      Approve the sitting fees of the Directors and             Mgmt          For                            For
       Audit Committee for 2009 and to fix the sitting
       fees for the next financial year ending 31
       DEC 2010

6      Approve the Board of Directors remuneration               Mgmt          For                            For
       of OMR 167500 for the FY 2009

7      Approve the donations paid during 2009                    Mgmt          For                            For

8      Approve the donations to be paid by the Board             Mgmt          Against                        Against
       of Directors at a maximum of    about OMR 50000
       during the FY 2010

9      Approve to inform the share holders of the related        Mgmt          For                            For
       party transaction for the  financial year ending
       on 31 DEC 2009

10     Approve the proposed related party transaction            Mgmt          For                            For
       during the financial year      ending 31 DEC
       2010

11     Appointment of the Auditors for the financial             Mgmt          For                            For
       year ending on 31 DEC 2010 and




--------------------------------------------------------------------------------------------------------------------------
 REALTEK SEMICONDUCTOR CORP                                                                  Agenda Number:  702444059
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7220N101
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002379005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations and the 2010 business        Non-Voting    No vote
       plans

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of asset acquisition or disposal               Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 3.85 per    share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings; proposed stock     dividend: 10 for
       1,000 shares held

B.4    Approve to revise the procedures of trading               Mgmt          For                            For
       derivatives

B.5    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.6    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.7    Approve to revise the rules of shareholder meeting        Mgmt          For                            For

B.8    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.9    Other issues and extraordinary motions                    Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 REDECARD S A                                                                                Agenda Number:  702327265
--------------------------------------------------------------------------------------------------------------------------
        Security:  P79941103
    Meeting Type:  EGM
    Meeting Date:  15-Apr-2010
          Ticker:
            ISIN:  BRRDCDACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1      Amend the Articles 16, 18 and 19 and adjustments          Mgmt          For                            For
       to the wording in Articles 9, 29, 30, 32, 34
       and 36 of the Corporate By-laws

2      Amend the Redecard Stock Option Plan                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 REDECARD S A                                                                                Agenda Number:  702332848
--------------------------------------------------------------------------------------------------------------------------
        Security:  P79941103
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2010
          Ticker:
            ISIN:  BRRDCDACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

1.     Approve to examine, discuss and vote upon the             Mgmt          For                            For
       Board of Directors annual report, the financial
       statements and Independent Auditors and Finance
       Committee report relating to FY ending 31 DEC
       2009

2.     Approve the allocation of the net profit from             Mgmt          For                            For
       the FY and the balance of the retained profit
       reserve account

3.     Election of the Members of the Board of Directors         Mgmt          For                            For
       and approve to re-elect the Chairperson of
       the Board of Directors, in accordance with
       the terms of Article 13, 8 of the Corporate
       Bylaws, note under the terms of the applicable
       legislation

4.     Approve to set the global remuneration of the             Mgmt          For                            For
       Board of Directors, the Independent Auditors
       and the Directors

5.     Approve to substitute the newspaper in which              Mgmt          For                            For
       the notices ordered by Law Number 6404 76 must
       be published




--------------------------------------------------------------------------------------------------------------------------
 REDECARD SA, SAO PAULO                                                                      Agenda Number:  702469772
--------------------------------------------------------------------------------------------------------------------------
        Security:  P79941103
    Meeting Type:  EGM
    Meeting Date:  16-Jun-2010
          Ticker:
            ISIN:  BRRDCDACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to decide regarding the recomposition             Mgmt          For                            For
       of the Board of Directors of    the Company,
       for the period of 2 year term in office currently
       underway,      which will last until those
       who are elected in 2012 take office




--------------------------------------------------------------------------------------------------------------------------
 REDEFINE INCOME FUND LIMITED                                                                Agenda Number:  702189918
--------------------------------------------------------------------------------------------------------------------------
        Security:  S6814U106
    Meeting Type:  AGM
    Meeting Date:  04-Feb-2010
          Ticker:
            ISIN:  ZAE000023503
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THIS MEETING IS FOR SHAREHOLDERS.        Non-Voting    No vote
       THANK YOU.

-      Adopting the financial statements of the Company          Non-Voting    No vote
       for the YE 31 AUG 2009

1.S.1  Approve, subject to the provisions of the Act             Mgmt          For                            For
       and the listings requirements   of the JSE,
       to change the name of the Company from Redefine
       Income Fund       Limited to Redefine Properties
       Limited with effect from 01 MAR 2010 or such
       other date approved by the JSE

2.S.2  Authorize the Directors, in terms of the Company's        Mgmt          For                            For
       Articles of Association,   to enable the company
       or any subsidiary of the company to acquire
       linked      units of the Company subject to
       the Listings Requirements of the JSE Limited
       (JSE) and the Companies Act, 61 of 1973, as
       amended, on the specified bases:  the repurchase
       of linked units must be implemented through
       the order book     operated by the JSE trading
       system without any prior understanding or
       arrangement between the company and
       the counterparty; authorize the Company   (or
       any subsidiary), to do so in terms of its Articles
       of Association; the    number of linked units
       which may be repurchased pursuant to this authority
       in any FY (which commenced 01 SEP 2009) may
       not in the aggregate exceed 20% (or  10% where
       repurchases are effected by a subsidiary) of
       the Company's share    capital as at the date
       of this notice of AGM; CONTD.

-      CONTD. repurchases of linked units may not be             Non-Voting    No vote
       made at a price more than 10%   above the weighted
       average of the market value on the JSE of the
       linked units in question for the 5 business
       days immediately preceding the repurchase;
       repurchases may not take place during a
       prohibited period (as defined in      paragraph
       3.67 of the Listings Requirements of the JSE)
       unless the dates and  quantities of linked
       units to be repurchased during the prohibited
       period     have been determined and full details
       thereof announced on SENS prior to      commencement
       of the prohibited period; after the Company
       has repurchased      linked units which constitute,
       on a cumulative basis, 3% of the number of
       linked units in issue (at the time that
       authority from linked unit holders    for the
       repurchase is granted), the Company shall publish
       an announcement to  such effect; CONTD.

-      CONTD. the Company's sponsor shall, prior to              Non-Voting    No vote
       the Company entering the market  to commence
       with a repurchase of linked units, confirm
       in writing to the JSE, the adequacy of the
       Company's working capital for the purposes
       of undertaking the repurchase of linked units;
       repurchases may only take place if, after
       such repurchase, the unit holder spread
       of the Company still complies with    the JSE
       Listings Requirements; the Company (or any
       Subsidiary) shall appoint  only 1 agent to
       effect repurchases on its behalf; and  Authority
       expires the  earlier of the next AGM of the
       Company or 15 months

3.O.1  Approve to place, all authorized but un issued            Mgmt          For                            For
       linked units of the Company    under the control
       of the Directors of the Company until the next
       AGM, with    the authority to allot and issue
       linked units at such time or times, to such
       person or persons, Company or Companies and
       upon such terms and conditions as they may
       determine, subject to Sections 221 and 222
       of the Companies Act,     1973, as amended,
       and the Listings Requirements of the JSE Limited

4.O.2  Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to the Articles of           Association of
       the Company, to allot and issue linked units
       for cash subject  to the Listings Requirements
       of the JSE Limited (JSE) and the Companies
       Act   61 of 1973, on the specified bases: a)
       the allotment and issue of linked      units
       for cash shall be made only to persons qualifying
       as public unit        holders as defined in
       the Listings Requirements of the JSE and not
       to related parties; the number of linked units
       issued for cash shall not in the          aggregate
       in the FY of the Company (which commenced 01
       SEP 2009) exceed 2.5%  of the Company's issued
       linked units; the number of linked units which
       may be issued for cash shall be based on the
       number of linked units in issue at the  date
       of the application, less any linked units issued
       by the Company during   the current FY provided
       that any linked units to be issued for cash
       pursuant  to a rights issue CONTD.

-      CONTD. (announced and irrevocable and underwritten)       Non-Voting    No vote
       or acquisition (concluded up to the date of
       application) may be included as though they
       were linked     units in issue at the date
       of application; c) the maximum discount at
       which   linked units may be issued for cash
       is 10% of the weighted average price on   the
       JSE of those linked units over 30 days prior
       to the date that the price   of the issue is
       agreed between the company and the party subscribing
       for the  linked units; d) after the Company
       has issued linked units for cash which
       represent, on a cumulative basis within a FY,
       5% or more of the number of     linked units
       in issue prior to that issue, the Company shall
       publish an       announcement containing full
       details of the issue, including the effect
       of    the issue on the net asset value and
       earnings per linked unit and net         tangible
       asset value per linked unit, and if applicable,
       diluted earnings and diluted headline earnings
       per linked unit of the C

-      CONTD. and e) the linked units which are the              Non-Voting    No vote
       subject of the issue for cash    must be of
       a class already in issue, or where this is
       not the case, must be   limited to such linked
       units or rights as are convertible into a class
       already in issue; and  Authority expires
       the earlier of the next AGM of the   Company
       or 15 months

5.O.3  Re-elect D. Gihwala as a Director of the Company          Mgmt          For                            For

6.O.4  Re-elect D. Perton as a Director of the Company           Mgmt          For                            For

7.O.5  Re-elect J.A. Finn as a Director of the Company           Mgmt          For                            For

8.O.6  Re-elect M.N. Flax as a Director of the Company           Mgmt          For                            For

9.O.7  Re-elect G.J. Heron as a Director of the Company          Mgmt          For                            For

10.O8  Re-elect K.M. Khumalo as a Director of the Company        Mgmt          For                            For

11.O9  Re-elect G.G.L. Leissner as a Director of the             Mgmt          For                            For
       Company

12O10  Re-elect H.K. Mehta as a Director of the Company          Mgmt          For                            For

13O11  Re-elect B. Nackan as a Director of the Company           Mgmt          For                            For

14O12  Re-elect D.H. Rice as a Director of the Company           Mgmt          For                            For

15O13  Re-appoint PKF (Jhb) Inc. as the Auditors of              Mgmt          For                            For
       the Company

16O14  Approve the remuneration and fees paid to Non-Executive   Mgmt          For                            For
       Directors for the YE  31 AUG 2009, as specified
       in the financial statements and the annual
       report   of which this notice forms part

17O15  Approve the remuneration of the Directors for             Mgmt          For                            For
       the FY ending 31 AUG 2010 as    specified:
       proposed Non-Executive Directors' fees for
       the year ending 31 AUG  2010: Board Chairman:
       ZAR 180,000 per annum; Non-Executive Directors:
       ZAR     150,000 per annum; Audit Committee
       Chairman: ZAR 60,000 per annum; Audit
       Committee Member: ZAR 50,000 per annum; Investment
       Committee Member: ZAR      20,000 per annum;
       Remuneration and Nomination Committee Member:
       ZAR 20,000    per annum

18O16  Authorize a Director of the Company or the Company        Mgmt          For                            For
       Secretary, to sign all     such documentation
       and do all such things as may be necessary
       for or          incidental to the implementation
       of Ordinary Resolution Numbers
       1,2,3,4,5,6,7,8, 9,10,11,12,13,14 and 15
       and Special Resolution Numbers 1 and 2, which
       are passed by the unit holders in accordance
       with and subject to the terms thereof

-      Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 REDEFINE INCOME FUND LIMITED                                                                Agenda Number:  702189994
--------------------------------------------------------------------------------------------------------------------------
        Security:  S6814U106
    Meeting Type:  AGM
    Meeting Date:  04-Feb-2010
          Ticker:
            ISIN:  ZAE000023503
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1S1  Authorize the Directors, pursuant inter alia              Mgmt          For                            For
       to the provisions of Article 7.3 of the Redefine
       Debenture Trust Deed, to enable the Company
       or any subsidiary of the Company to acquire
       linked units of the Company subject to the
       Listings Requirements of the JSE Limited [JSE]
       and the Companies Act, 61 of 1973, as amended,
       on the following bases: the repurchase of linked
       units must be implemented through the order
       book operated by the JSE trading system without
       any prior understanding or arrangement between
       the Company and the counterparty; the Company
       [or any subsidiary] must be authorized to do
       so in terms of its Articles of Association;
       the number of linked units which may be repurchased
       pursuant to this authority in any FY [which
       commenced on 01 SEP 2009] may not in the aggregate
       exceed 20% [or 10% where repurchases are effected
       by a subsidiary] of the Company's share capital
       as at the date of this notice of AGM; repurchases
       of linked units may not be made at a price
       more than 10% above the weighted average of
       the market value on the JSE of the linked units
       in question for the 5 business days immediately
       preceding the repurchase; repurchases may not
       take place during a prohibited period [as defined
       in Paragraph 3.67 of the Listings Requirements
       of the JSE] unless a repurchase programme is
       in place and the dates and quantities of linked
       units to be repurchased during the prohibited
       period have been determined and full details
       thereof announced on SENS prior to commencement
       of the prohibited period; after the Company
       has repurchased linked units which constitute,
       on a cumulative basis, 3% of the number of
       linked units in issue [at the time that authority
       from linked unitholders for the repurchase
       is granted], the Company shall publish an announcement
       to such effect; the Company's sponsor shall,
       prior to the Company entering the market to
       commence with a repurchase of linked units,
       confirm in writing to the JSE, the adequacy
       of the Company's working capital for the purposes
       of undertaking the repurchase of linked units;
       repurchases may only take place if, after such
       repurchase, the unitholder spread of the Company
       still complies with the JSE Listings Requirements;
       and the Company [or any subsidiary] shall appoint
       only one agent to effect repurchases on its
       behalf; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       15 months]

1.2S2  Authorize the Directors, pursuant to the Articles         Mgmt          For                            For
       of Association of the Company and the Redefine
       Debenture Trust Deed, to allot and issue linked
       units for cash subject to the Listings Requirements
       of the JSE Limited [JSE] and the Companies
       Act, 61 of 1973, on the following bases: the
       allotment and issue of linked units for cash
       shall be made only to persons qualifying as
       public unitholders as defined in the Listings
       Requirements of the JSE and not to related
       parties; the number of linked units issued
       for cash shall not in the aggregate in the
       FY of the Company [which commenced on 01 SEP
       2009] exceed 2.5% of the Company's issued linked
       units, the number of linked units which may
       be issued for cash shall be based on the number
       of linked units in issue at the date of the
       application, less any linked units issued by
       the Company during the current FY, provided
       that any linked units to be issued for cash
       pursuant to a rights issue [announced and irrevocable
       and underwritten] or acquisition [concluded
       up to the date of application] may be included
       as though they were linked units in issue at
       the date of application; the maximum discount
       at which linked units may be issued for cash
       is 10% of the weighted average price on the
       JSE of those linked units over 30 days prior
       to the date that the price of the issue is
       agreed between the Company and the party subscribing
       for the linked units; after the Company has
       issued linked units for cash which represent,
       on a cumulative basis within a FY, 5% or more
       of the number of linked units in issue prior
       to that issue, the Company shall publish an
       announcement containing full details of the
       issue, including the effect of the issue on
       the net asset value and net tangible asset
       value per linked unit, earnings and headline
       earnings per linked unit and if applicable
       diluted earnings and headline earnings per
       linked unit of the Company; and the linked
       units which are the subject of the issue for
       cash must be of a class already in issue, or
       where this is not the case, must be limited
       to such linked units or rights as are convertible
       into a class already in issue; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 15 months]

1.3O1  Approve to place all authorized but unissued              Mgmt          For                            For
       linked units of the Company under the control
       of the Directors of the Company until the next
       AGM, and authorize the Directors to allot and
       issue linked units at such time or times, to
       such person or persons, company or companies
       and upon such terms and conditions as they
       may determine, subject to Sections 221 and
       222 of the Companies Act, 1973, as amended,
       the Listings Requirements of the JSE Limited
       and the provisions of the Redefine Debenture
       Trust Deed

1.3O2  Authorize a Director of the Company or the Company        Mgmt          For                            For
       Secretary to sign all such documentation and
       do all such things as may be necessary for
       or incidental to the implementation of Debenture
       Special Resolution Numbers 1 and 2, and Debenture
       Ordinary Resolution Number 1 which are passed
       by the debenture holders in accordance with
       and subject to the terms thereof

       PLEASE NOTE THAT THIS MEETING IS FOR DEBENTURE            Non-Voting    No vote
       HOLDERS. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE CAPITAL LTD                                                                        Agenda Number:  702036030
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y72561114
    Meeting Type:  AGM
    Meeting Date:  21-Jul-2009
          Ticker:
            ISIN:  INE013A01015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited balance sheet as at 31 MAR              Mgmt          For                            For
       2009, profit and loss account for the YE on
       that date and the reports of the Board of Directors
       and the Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Shri. C.P. Jain as a as a Director,            Mgmt          For                            For
       who retires by rotation

4.     Appoint M/s. Chaturvedi and Shah, Chartered               Mgmt          For                            For
       Accountants, and M/s. B S R and Company, Chartered
       Accountants, as the Statutory Auditors of the
       Company, to hold office from the conclusion
       of this AGM until the conclusion of the next
       AGM of the Company on such remuneration as
       may be fixed by the Board of Directors

5.     Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       255 and other applicable provisions, if any
       of the Companies Act 1956 and such other approvals
       as may be necessary, Shri. Anil Dhirubhai Ambani
       as a Director not liable to retire by rotation

6.     Appoint Shri. P.N. Ghatalia as a Director of              Mgmt          For                            For
       the Company, who is liable to retire by rotation

S.7    Authorize the Board, pursuant to Section 81               Mgmt          Against                        Against
       (1A) and all other applicable provisions of
       the Companies Act, 1956 [including any statutory
       modification, or re-enactment thereof, for
       the time being in force] and enabling provisions
       of the Memorandum and Articles of Association
       of the Company, the Listing Agreements entered
       into with the Stock Exchanges and subject to
       the provisions of the Chapter XIII-A of the
       SEBI [Disclosure and Investor Protection] Guidelines
       2000 ['SEBI DIP Guidelines] the provisions
       of the Foreign Exchange Management Act, 1999
       and the Foreign Exchange Management [Transfer
       or issue of security by a person resident outside
       India] regulations 2000, applicable rules,
       regulations, guidelines or laws and/or any
       approval, consent, permission or sanction of
       the Central Government Reserve Bank of India
       and any other appropriate authorities, institutions
       or bodies [hereinafter collectively referred
       to as the 'appropriate authorities] and subject
       to such conditions as may be prescribed by
       any of them while granting any such approval,
       consent, permission, and/or sanction [hereinafter
       referred to as the 'requisite approvals'],
       which may be agreed to by the Board of Directors
       of the Company [hereinafter called the 'Board'
       which term shall be deemed to include any committee
       which the Board may have constituted or hereinafter
       constitute to exercise its power including
       the power conferred by this resolution] to
       issue, offer and allot equity shares/fully
       convertible debentures/partly convertible debentures/non
       convertible debentures with warrants/ any other
       securities [other than warrants] which are
       convertible into or exchangeable with equity
       shares on such date as may be determined by
       the Board but not later than 60 months from
       the date of allotment [collectively referred
       to as QIP Securities], to the qualified Institutional
       Buyers [QIBs] as per the SEBI DIP guidelines,
       on the basis of placement document(s), at such
       time or times in one or more tranche or tranches,
       at par or at such price or prices and on such
       terms and conditions and in such manner as
       the Board may in its absolute discretion determine,
       in consultation with the Lead Managers, Advisors
       or other intermediaries, provided however that
       the issue of securities as above shall not
       result in increase of the issued and subscribed
       equity share capital of the Company by more
       than 25% of the then issued and subscribed
       equity shares of the Company; the relevant
       date for the determination of applicable price
       for the issue of the QIP Securities shall be
       the date on which the Board of the Company
       decide to open the proposed issue or the date
       on which the holder of securities which are
       convertible into or exchangeable with equity
       shares at a later date becomes entitle to apply
       for the said shares, as the case may be [relevant
       date]; to issue and allot such number of equity
       shares as may be required to be issued and
       allotted upon conversion of any securities
       referred to above or as may be necessary in
       accordance with the terms of the offering,
       all such shares being pari passu with the then
       existing shares of the Company in all respects,
       as may be provided under the terms of the issue
       and in offering document; such of these shares
       securities to be issued as are not subscribed
       may be disposed of by the Board to such persons
       and in such manner and on such terms as the
       Board its absolute discretion thinks fir in
       accordance with the provisions of law; the
       issue to the holders of the securities to the
       holders of the securities with equity shares
       underlying such securities shall be inter aila,
       subject to suitable adjustment in the number
       of shares the price and the time period etc.
       in the event of any change in the equity capital
       structure of the Company consequent upon any
       merger, amalgamation, take over or any other
       re-organization or restructuring in the Company;
       for the purpose of giving effect to any issue
       or allotment of securities or instruments,
       the Board to do all acts, deeds, matters and
       things as it may at its absolute discretion
       deem necessary or desirable for such purpose,
       including with out limitation the entering
       into of underwriting, marketing and institutions/trustees
       /agents and similar agreements and to remuneration
       the Mangers, underwriters and all other agencies,
       intermediaries by way of commission, brokerage,
       fees and the like as may be involved or connected
       in such offering of securities, with power
       on behalf of the Company to settle any questions,
       difficulties or doubts that may arise in regard
       to any such issue or allotment as it may in
       its absolute discretion deem fit; for the purpose
       aforesaid to settle all questions, difficulties
       or doubts that may be arise in regard to the
       issue, offer or allotment of securities and
       utilization of the issue proceeds including
       but with out limitation to the creation of
       such mortgage charge in respect of the aforesaid
       securities either on pari passu basis or otherwise
       or in the borrowing of loans as it may in its
       absolute discretion deem fit with out being
       required to seek any further consent or approval
       of the Members or otherwise to the end and
       intent that the Members shall be deemed to
       have given their approval thereto expressly
       by the authority of resolution; to any Committee
       of Directors or the Chairman or any other Officers/authorized representatives of the Company to give effect
       to the aforesaid resolution




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE COMMUNICATIONS LTD                                                                 Agenda Number:  702023247
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y72317103
    Meeting Type:  OTH
    Meeting Date:  01-Jul-2009
          Ticker:
            ISIN:  INE330H01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 582763 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

S.1    Authorize the Board, that pursuant to Section             Mgmt          Against                        Against
       81 (1A) and all other applicable provisions
       of the Companies Act, 1956 [including any statutory
       modification or re-enactment thereof for the
       time being in force], and enabling provisions
       of the Memorandum and Articles of Association
       of the Company, 'the listing agreements entered
       into with the Stock Exchanges and subject to
       the provisions of Chapter XIII-A of the SEBI
       [Disclosure and Investor Protection] Guidelines,
       2000 [SEBI DIP Guidelines] the provisions of
       the Foreign Exchange management Act, 1999 and
       the Foreign Exchange Management [transfer or
       issue of security by a person resident outside
       India] Regulation 2000, applicable rules, regulations,
       guidelines or laws and/or any approval, consents,
       permissions and sanctions of the Central Government
       Reserve Bank of India and any other appropriate
       authorities, institutions or bodies [hereinafter
       collectively referred to as the appropriate
       authorities], and subject to such conditions
       as may be prescribed by any 1 of them while
       granting any such approvals, consent, permission,
       and/or sanction [hereinafter referred to as
       the requisite approvals], which may be agreed
       to by the Board of Directors of the Company
       [hereinafter called the 'Board' which term
       shall be deemed to include any Committee which
       the Board may have constituted or hereinafter
       constitute to exercise its power including
       the power conferred by this resolution], to
       issue offer and allot equity share/fully convertible
       debentures/partly convertible debentures/non
       convertible debentures with warrants/any other
       securities other then warrants], which are
       convertible into or exchangeable with equity
       shares on such date as may be determined by
       the Board but not later than 60 months from
       the date of allotment [collectively referred
       to as QIP Securities] to the Qualified Institutional
       Buyers [QIBs] as per the SEBI DIP Guidelines,
       on the basis of placement document(s), at such
       time or times in 1 or more tranche or tranches,
       at par at such price or prices, and on such
       terms and conditions and in such manner as
       the Board may, in its absolute discretion determine,
       in consultation with the Lead Manager, Advisor
       or other intermediaries, provided however that
       the issue of securities as above shall not
       result in increase of the issued and subscribed
       equity share capital of the Company by more
       than 25% of the then issued and subscribed
       equity shares of the Company; the relevant
       date for the determination of applicable price
       for the issue of the QIP Securities shall be
       the date on which the Board of the Company
       decide to open the proposed issue or the Date
       on which the holder of the securities which
       are convertible into or exchangeable with equity
       shares at a later date become entitled to apply
       for the said shares, as the case may be [relevant
       date]; and authorize the Board to issue and
       allot such number of equity shares as may be
       required to be issued and allotted upon conversion
       of any securities referred to in paragraph
       (a) above or as may be necessary in accordance
       with the terms of the offering, all such shares
       being pari passu with the then existing shares
       of the Company in all offering, all such shares
       being pari passu with the then existing shares
       of the Company in all respects, as may be provided
       under the terms of the issue and in the offering
       documents; such of these securities to be issued
       as are not subscribed may be disposed of by
       the Board to such persons and in such manner
       and on such terms as the Board in its absolute
       discretion thinks fit in accordance with the
       provisions of law; the issue to the holders
       of the securities with equity shares underlying
       such securities shall be inter alia, subject
       to suitable adjustment in the number of shares,
       the price and the time period, etc. in the
       event of any change in the equity capital structure
       of the Company consequent upon any merger,
       amalgation, takeover or any other re-organization
       or restructuring in the Company; for the purpose
       of giving effect to any issue or allotment
       of securities or instruments representing the
       same, as described in paragraph (a) above,
       and authorize the Board on behalf of the Company
       to do all such acts, deeds, matters and things
       as it may at its absolute discretion deem necessary
       or desirable for such purpose, including without
       limitation the entering into of underwriting,
       marketing and institution/trustees/ agents
       and similar agreements/ and to remunerate the
       managers, underwriters and all other agencies/
       intermediaries by way of commission, brokerage,
       fees and the likes as may be involved or connected
       in such offering of securities, with power
       on behalf of the Company to settle any question,
       difficulties or doubts that may arise in regard
       to any such issue or allotments as it may in
       its absolute discretion deem fit; and authorize
       the Board to settle all questions, difficulties
       or doubts that may arise in regard to the issue,
       offer or allotment of securities and utilization
       of the issue proceeds including but without
       limitation to the creation of such mortgage/charge
       under Section 293(1)(a) of the said Act in
       respect of the aforesaid securities either
       on pari passu basis or otherwise or in the
       borrowing of loans as it may in its absolute
       discretion deem fit without being required
       to seek any further consent or approval of
       the Members or otherwise to the end and intent
       that the Members shall be deemed to have given
       their approval thereto expressed by the authority
       of this resolution; and authorize the Board
       to delegate all or any of the powers herein
       conferred to any Committee of Directors or
       the Chairman or any other Officers/ authorized
       representatives of the Company to give effect
       to the aforesaid resolution




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE COMMUNICATIONS LTD, NAVI MUMBAI                                                    Agenda Number:  702086528
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y72317103
    Meeting Type:  AGM
    Meeting Date:  22-Sep-2009
          Ticker:
            ISIN:  INE330H01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009, profit and loss account
       for the FYE on that date and the reports of
       the Board of Directors and Auditors thereon

2.     Approve to pay the interim dividend as final              Mgmt          For                            For
       dividend on equity shares declared by the Board
       of Directors

3.     Re-appoint Shri S.P. Talwar as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Appoint Messrs Chaturvedi & Shah, Chartered               Mgmt          For                            For
       Accountants and Messrs B.S.R & Co., Chartered
       Accountants as the Auditors of the Company,
       to hold office from the conclusion of this
       AGM until the conclusion of the next AGM of
       the Company, on such remuneration as may be
       fixed by the Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE INDS LTD II                                                                        Agenda Number:  702128009
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y72596102
    Meeting Type:  AGM
    Meeting Date:  17-Nov-2009
          Ticker:
            ISIN:  INE002A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009, the profit and loss account
       for the YE on that date and the reports of
       the Board of Directors and the Auditors thereon

2.A    Re-appoint Shri. Hardev Singh Kohli as a Director,        Mgmt          For                            For
       who retires by rotation

2.B    Re-appoint Shri. Yogendra P. Trivedi as a Director,       Mgmt          For                            For
       who retires by rotation

2.C    Re-appoint Professor Dipak C. Jain as a Director,         Mgmt          For                            For
       who retires by rotation

2.D    Re-appoint Shri. Mansingh L. Bhakta as a Director,        Mgmt          For                            For
       who retires by rotation

3.     Appoint, M/s. Chaturvedi & Shah, Chartered Accountants,   Mgmt          For                            For
       M/s. Deloitte Haskins and Sells, Chartered
       Accountants, and M/s. Rajendra & Co., Chartered
       Accountants, as the Auditors of the Company,
       until the conclusion of the next AGM of the
       Company on such remuneration as shall be fixed
       by the Board of Directors

4.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       [hereinafter referred to as the Board which
       term shall be deemed to include any Committee
       which the Board may constitute to exercise
       its powers, including powers conferred by this
       resolution], pursuant to applicable provisions
       of the Companies Act, 1956, Article 197 of
       the Articles of Association of the Company
       and in accordance with the Securities & Exchange
       Board of India [Issue of Capital and Disclosure
       Requirements] Regulations, 2009 [the Regulations]
       and subject to such other necessary approvals,
       permissions and sanctions, as may be required
       and subject to such terms and modifications
       as may be specified while according such approvals,
       to capitalize a sum not exceeding INR 1669,73,75,840
       out of the Company's Capital Redemption Reserve
       Account/Securities Premium Account/General
       Reserve Account or such other accounts as are
       permissible to be utilized for the purpose,
       as per the audited accounts of the Company
       for the financial year ended 31 MAR 2009 and
       that the said amount be transferred to the
       Share Capital Account and be applied for issue
       and allotment of equity shares not exceeding
       166,97,37,584 equity shares of INR 10 each
       as bonus shares credited as fully paid up,
       to the eligible members of the Company holding
       equity shares of INR 10 each whose names appear
       on the Company's Register of Members on such
       date [Record Date] as the Board may determine,
       in the proportion of one new fully paid equity
       share of INR 10 for every one equity share
       of INR 10 held as on the Record Date and that
       the new bonus shares so issued and allotted
       shall be treated for all purposes as an increase
       of the nominal amount of the equity capital
       of the Company held by each such member and
       not as income; authorize the Board, pursuant
       to the Securities and Exchange Board of India
       [Employee Stock Options Scheme and Employee
       Stock Purchase Scheme] Guidelines, 1999 and
       consequent to the issue of bonus shares, to
       make fair and reasonable adjustment in the
       price and number of shares to be issued against
       stock options, whether granted or to be granted,
       under the Employee Stock Option Scheme of the
       Company; the new equity shares of INR 10 each
       to be issued and allotted as bonus shares shall
       be subject to the provisions of the Memorandum
       of Association and Articles of Association
       of the Company and shall rank pari passu in
       all respects with and carry the same rights
       as the existing fully paid up equity shares
       of the Company; the share certificates for
       bonus shares be delivered to the shareholders
       who hold the existing equity shares in physical
       form and the respective beneficiary accounts
       be credited with the bonus shares, for such
       shareholders who hold the existing equity shares
       or opt to receive the bonus shares, in dematerialized
       form, within the prescribed period; to take
       necessary steps for listing of the bonus shares
       so allotted on the Stock Exchanges where the
       securities of the Company are listed as per
       the provisions of the Listing Agreements with
       the Stock Exchanges concerned, the Regulations
       and other applicable laws and regulations;
       for the purpose of giving effect to this resolution,
       to do all such acts, deeds, matters and things
       as may, in its absolute discretion, deem necessary,
       expedient, usual or proper and to settle any
       questions, difficulties or doubts that may
       arise in this regard at any stage including
       at the time of listing of the bonus shares
       without requiring the Board to secure any further
       consent or approval of the Members of the Company
       to the end and intent that they shall be deemed
       to have given their approval thereto and for
       matters connected herewith or incidental hereto
       expressly by the authority of this resolution

5.     Re-appoint, in accordance with the provisions             Mgmt          For                            For
       of Sections 198, 269, 309 and 317 read with
       Schedule XIII and all other applicable provisions,
       if any, of the Companies Act, 1956 or any statutory
       modification(s) or re-enactment thereof, Shri.
       Hital R. Meswani as a Wholetime Director designated
       as Executive Director of the Company, for a
       period of 5 years with effect from 04 AUG 2010,
       on the terms and conditions including remuneration
       as specified, with liberty to the Board of
       Directors [hereinafter referred to as 'the
       Board' which term shall be deemed to include
       any Committee of the Board constituted to exercise
       its powers, including the powers conferred
       by this Resolution] to alter and vary the terms
       and conditions of appointment and/or remuneration,
       subject to the same not exceeding the limits
       specified under Schedule XIII to the Companies
       Act, 1956 or any statutory modification(s)
       or re-enactment thereof; and authorize the
       Board to do all acts and take all such steps
       as may be necessary, proper or expedient to
       give effect to this resolution

6.     Appoint Shri. P. M. S. Prasad, as a Director              Mgmt          For                            For
       of the Company liable to retire by rotation;
       in accordance with the provisions of Sections
       198, 269 and 309 read with Schedule XIII and
       all other applicable provisions, if any, of
       the Companies Act, 1956 or any statutory modification(s)
       or re-enactment thereof, and also as a Wholetime
       Director designated as Executive Director of
       the Company, for a period of 5 years with effect
       from 21 AUG 2009 on the terms and conditions
       including remuneration as specified, with liberty
       to the Board of Directors [hereinafter referred
       to as 'the Board' which term shall be deemed
       to include any Committee of the Board constituted
       to exercise its powers, including the powers
       conferred by this Resolution] to alter and
       vary the terms and conditions of appointment
       and/or remuneration, subject to the same not
       exceeding the limits specified under Schedule
       XIII to the Companies Act, 1956 or any statutory
       modification(s) or re-enactment thereof; and
       authorize the Board to do all acts and take
       all such steps as may be necessary, proper
       or expedient to give effect to this resolution

7.     Appoint Shri. R. Ravimohan as a Director of               Mgmt          For                            For
       the Company liable to retire by rotation; in
       accordance with the provisions of Sections
       198, 269 and 309 read with Schedule XIII and
       all other applicable provisions, if any, of
       the Companies Act, 1956 or any statutory modification(s)
       or re-enactment thereof, and also as a Wholetime
       Director designated as Executive Director of
       the Company, for a period of 5 years with effect
       from01 SEP 2009 on the terms and conditions
       including remuneration as specified, with liberty
       to the Board of Directors [hereinafter referred
       to as 'the Board' which term shall be deemed
       to include any Committee of the Board constituted
       to exercise its powers, including the powers
       conferred by this Resolution] to alter and
       vary the terms and conditions of appointment
       and/or remuneration, subject to the same not
       exceeding the limits specified under Schedule
       XIII to the Companies Act, 1956 or any statutory
       modification(s) or reenactment thereof; and
       authorize the Board to do all acts and take
       all such steps as may be necessary, proper
       or expedient to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE INDUSTRIES LTD                                                                     Agenda Number:  702487706
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y72596102
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  INE002A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 707034 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Adopt the audited balance sheet as at 31 MAR              Mgmt          For                            For
       2010, the profit and loss account for the YE
       on that date and the reports of the Board of
       Directors and Auditors thereon

2      Declare a dividend on equity shares                       Mgmt          For                            For

3.A    Re-appoint Shri Hital R. Meswani as a Director,           Mgmt          For                            For
       who retires by rotation

3.B    Re-appoint Shri Mahesh P. Modi as a Director,             Mgmt          For                            For
       who retires by rotation

3.C    Re-appoint Dr. Dharam Vir Kapur as a Director,            Mgmt          For                            For
       who retires by rotation

3.D    Re-appoint Dr. Raghunath A. Mashalkar as a Director,      Mgmt          For                            For
       who retires by rotation

4      Appointment of M/s. Chaturvedi and Shah, Chartered        Mgmt          For                            For
       Accountants, (Registration No. 101720W) M/s.
       Deloitte Haskins and Sells, Chartered Accountants
       (Registration No. 117366W) and M/s. Rajendra
       and Co., Chartered Accountants (Registration
       No. 108355W), as the Auditors of the Company,
       to hold office from the conclusion of this
       AGM until the conclusion of the next AGM of
       the Company on such remuneration as shall be
       fixed by the Board of Directors

5      Appointment, in accordance with the provisions            Mgmt          For                            For
       of Section 257 and all other applicable provisions,
       the Companies Act, 1956 or any statutory modification(s)
       or re-enactment thereof, of Shri Pawan Kumar
       Kapil as a Director of the Company, who is
       liable to retire by rotation; in accordance
       with the provisions of Sections 198, 269 and
       309 read with Schedule XIII and all other applicable
       provisions, the Companies Act 1956 or any statutory
       modifications or re-enactment thereof, approval
       of the Company accorded to the appointment
       of Shri Pawan Kumar Kapil as a Whole time Director
       designated as Executive Director of the Company,
       for a period of 3 years with effect from 16
       MAY 2010 on the terms and conditions including
       remuneration as set out in the explanatory
       statement annexed to the notice convening this
       meeting, with liberty to the Board of Directors
       (hereinafter referred to as the Board which
       term shall be deemed to include any committee
       of the Board constituted to exercise its powers
       including the powers conferred by this resolution)
       to alter and vary the terms and conditions
       of appointment and/or remuneration, subject
       to the same not exceeding the limits specified
       under Schedule XIII to the Companies Act, 1956
       or any statutory modifications or re-enactment
       thereof; and authorize the Board to do all
       acts and take all such steps as may be necessary,
       proper or expedient to give effect to this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE INFRASTRUCTURE LTD, MUMBAI                                                         Agenda Number:  702037272
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y09789127
    Meeting Type:  AGM
    Meeting Date:  21-Jul-2009
          Ticker:
            ISIN:  INE036A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited balance sheet as at 31 MAR              Mgmt          For                            For
       2009, the profit and loss account for the YE
       on that date and reports of the Board of Directors
       and the Auditors' thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Shri Satish Seth as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Shri S.C. Gupta as a Director, who             Mgmt          For                            For
       retires by rotation

5.     Re-appoint Shri V.R. Galkar as a Director, who            Mgmt          For                            For
       retires by rotation

6.     Appoint Price waterhouse, Chartered Accountants           Mgmt          For                            For
       and Chaturvedi & Shah, Chartered Accountants
       as the Joint Statutory Auditors of the Company,
       to hold office from the conclusion of this
       AGM until the conclusion of the next AGM of
       the Company on such remuneration as may be
       fixed by the Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE NAT RES LTD                                                                        Agenda Number:  702040750
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7269W103
    Meeting Type:  AGM
    Meeting Date:  28-Jul-2009
          Ticker:
            ISIN:  INE328H01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited balance sheet as at 31 MAR              Mgmt          For                            For
       2009, the profit and loss account for the YE
       on that date and the reports of the Board of
       Directors and Auditors' thereon

2.     Re-appoint Dr. Bakul Dholakia as a Director,              Mgmt          For                            For
       who retires by rotation

3.     Appoint Pathak H.D. and Associates, Chartered             Mgmt          For                            For
       Accountants, as the Auditors of the Company,
       to hold office from the conclusion of the AGM
       until the conclusion of the next AGM of the
       Company, on such remuneration as may be fixed
       by the Board of Directors

4.     Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       16, 94 and all other applicable provisions,
       if any, of the Companies Act, 1956 [including
       any statutory modification or re-enactment
       thereof for the time being in force], to increase
       the authorized share capital of the Company
       of INR 1500,00,00,000 divided into 200,00,00,000
       equity shares of INR 5 each and 100,00,00,000
       unclassified shares of INR 5 each, to INR 2000,00,00,000
       divided into 300,00,00,000 equity shares of
       INR 5 each and 100,00,00,000 unclassified shares
       of INR 5 each with the power to the Board to
       decide on the extent of variation in such rights
       and to classify and re-classify from time to
       time such shares into any class of shares;
       amend the Memorandum of Association of the
       Company, by substituting the existing Clause
       V as specified; and authorize the Board of
       Directors of the Company, for the purpose of
       giving effect to this resolution, to take all
       such steps and actions and give such directions
       as it may in its absolute discretion deem necessary
       and to settle any question that may arise in
       this regard

S.5    Amend, pursuant to the provisions of Section              Mgmt          For                            For
       31 and all other applicable provisions, if
       any, of the Companies Act, 1956 [including
       any statutory modification or re-enactment
       thereof for the time being in force], the existing
       Articles of Association of the Company, by
       substituting the existing Article 3 as specified;
       and authorize the Board of Directors of the
       Company, for the purpose of giving effect to
       this resolution, to take all such steps and
       actions and give such directions as may be
       in its absolute discretion deem necessary and
       to settle any question that may arise in this
       regard

S.6    Authorize the Board, pursuant to Section 81[1A]           Mgmt          For                            For
       and all other applicable provisions of the
       Companies Act 1956 [including any statutory
       modification or re-enactment thereof, for the
       time being in force and enabling provisions
       of the Memorandum and Articles of Association
       of the Company, the listing agreements entered
       into with the Stock Exchanges and subject to
       the provisions of Chapter XIII-A of the SEBI
       [Disclosure and Investor Protection] Guidelines,
       2000 ["SEBI DIP Guidelines"] the provisions
       of the Foreign Exchange Management Act 1999
       and the Foreign Exchange Management [Transfer
       or Issue of Security by a Person Resident Outside
       India] Regulations 2000, other applicable rules,
       regulations, guidelines or laws and/or any
       approval, consent, permission or sanction of
       the Central Government, Reserve Bank of India
       and any other appropriate authorities institutions
       or bodies [hereinafter collectively referred
       to as the "appropriate authorities"], and subject
       to such conditions as may be prescribed by
       any one of them while granting any such approval,
       consent, permission, and/or sanction [hereinafter
       referred to as the "requisite approvals"],
       which may be agreed to by the Board of Directors
       of the Company [hereinafter called the "Board"
       which term shall be deemed to include any Committee
       which the Board may have constituted or hereinafter
       constitute to exercise its powers including
       the power conferred by this resolution], to
       issue, offer and allot equity shares/fully
       convertible debentures/partly convertible debentures/non
       convertible debentures with warrants/any other
       securities [other than warrants], which are
       convertible into or exchangeable with equity
       shares on such date as may be determined by
       the Board but not later than 60 months from
       the date of allotment [collectively referred
       to as "QIP Securities"], to the Qualified Institutional
       Buyers [QIBs] as per the SEBI DIP Guidelines,
       on the basis of placement documents, at such
       time or times in one or more tranche or tranches,
       at par or at such price or prices, and on such
       terms and conditions and in such manner as
       the Board may, in its absolute discretion determine,
       in consultation with the Lead Managers, Advisors
       or other intermediaries, provided however that
       the issue of securities as above shall not
       result in increase of the issued and subscribed
       equity share capital of the Company by more
       than 25% of the then issued and outstanding
       equity sharers of the Company; approve, the
       relevant date for the determination of applicable
       price for the issue of the QIB Securities shall
       be the date on which the Board of the Company
       decide to open the proposed issue, or the date
       on which the holder of the securities which
       are convertible into or exchangeable with equity
       shares at a later date becomes entitled to
       apply for the said shares, as the case may
       be ["Relevant Date"]; authorize the Board to
       issue and allot such number of equity shares
       as may be required to be issued and allotted
       upon conversion of any securities referred
       to in this resolution or as may be necessary
       in accordance with the terms of the offering,
       all such shares being pari passu with the then
       existing shares of the Company in all respects,
       as may be provided under the terms of the issue
       and in the offering document; approve, that
       such of these securities to be issued as are
       not subscribed may be disposed of by the Board
       to such persons in such manner and on such
       terms as the Board in its absolute discretion
       thinks fit in accordance with the provisions
       of law; approve, that the issue to the holders
       of the securities with equity shares underlying
       such securities shall be inter alia, subject
       to suitable adjustment in the number of shares,
       the price and the time period, etc, in the
       event of any change in the equity capital structure
       of the Company consequent upon any merger,
       amalgamation, takeover or any other re-organization
       or restructuring in the Company; authorize
       the Board on behalf of the Company, for the
       purpose of giving effect to any issue or allotment
       of securities or instruments representing the
       same as described in this resolution, to do
       all such acts, deeds, matters and things as
       it may in its absolute discretion deem necessary
       or desirable for such purpose, including without
       limitation the entering into underwriting,
       marketing and institution/trustees/agents and
       similar agreements and to remunerate the Managers,
       underwriters and all other agencies/intermediaries
       by way of commission, brokerage, fees and the
       like as may be involved or connected in such
       offerings of securities, to settle any questions,
       difficulties or doubts that may arise in regard
       to any such issue or allotment as it may in
       its absolute discretion deem fit; and authorize
       the Board, for the purpose aforesaid, to settle
       all questions, difficulties or doubts that
       may arise in regard to the issue, offer or
       allotment of securities and utilization of
       the issue proceeds including but without limitation
       to the creation of such mortgage/charge in
       respect of the aforesaid securities either
       on pari passu basis or otherwise or in the
       borrowing of loans as it may in its absolute
       discretion deem fit without being required
       to seek any further consent or approval of
       the Members or otherwise to the end and intent
       that the Members shall be deemed to have given
       their approval thereto expressly by the authority
       of this resolution; and authorize the Board,
       to delegate all or any or the powers herein
       conferred to any Committee of the Directors
       or the Chairman or any other Officers/authorized
       representatives of the Company give effect
       to the aforesaid resolution




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE POWER LTD, NAVI MUMBAI                                                             Agenda Number:  702040762
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7236V105
    Meeting Type:  AGM
    Meeting Date:  28-Jul-2009
          Ticker:
            ISIN:  INE614G01033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited balance sheet as at 31 MAR              Mgmt          For                            For
       2009, the profit and loss account for the YE
       on that date and the reports of the Board of
       Directors and Auditors thereon

2.     Re-appoint Shri. S.L. Rao as a Director, who              Mgmt          For                            For
       retires by rotation

3.     Re-appoint Shri. J.L. Bajaj as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Appoint Price Waterhouse, Chartered Accountants           Mgmt          For                            For
       and Chaturvedi & Shah, Chartered Accountants,
       as the Joint Statutory Auditors of the Company,
       to hold office from the conclusion of this
       AGM until the conclusion of the next AGM of
       the Company, on such remuneration as may be
       fixed by the Board of Directors

S.5    Amend, pursuant to the provisions of Section              Mgmt          For                            For
       31 and all other applicable provisions, if
       any, of the Companies Act 1956 [including any
       statutory modification or re-enactment thereof,
       for the time being in force], the Articles
       of Association of the Company by inserting
       new Clause 87 after the existing Clause 86
       as specified; and authorize the Board of Directors,
       for the purpose of giving effect to this resolution,
       to take all such steps and actions and give
       such directions as may be in its absolute discretion
       deem necessary and to settle any question that
       arise in this regard




--------------------------------------------------------------------------------------------------------------------------
 REMGRO LTD                                                                                  Agenda Number:  702055434
--------------------------------------------------------------------------------------------------------------------------
        Security:  S6873K106
    Meeting Type:  AGM
    Meeting Date:  17-Aug-2009
          Ticker:
            ISIN:  ZAE000026480
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Approve the audited annual financial statements           Mgmt          For                            For
       of the Company and the Group for the YE 31
       MAR 2009

O.2    Reappoint PricewaterhouseCoopers Inc. as the              Mgmt          For                            For
       Company's Auditor, as nominated by the Company's
       Audit and Risk Committee, is approved and to
       note that the Individual Registered Auditor
       who will undertake the audit during the FYE
       31 MAR 2010 is Mr N H Doman

O.3    Approve the Directors' fees for services rendered         Mgmt          For                            For
       as the Directors for the FYE 31 MAR 2010 be
       determined on the following basis: Existing
       fee for the YE 31 March 2009: Board Member
       ZAR 160,000; Chairman of the Audit and Risk
       Committee ZAR 108,000; Member of the Audit
       and Risk Committee ZAR 54,000; Member of the
       Remuneration and Nomination Committee ZAR 27,000;
       proposed fee for the YE 31 MAR 2010: Board
       Member ZAR 172 000; Chairman of the Audit and
       Risk Committee ZAR 116,000; Member of the Audit
       and Risk Committee ZAR 58,000; Member of the
       Remuneration and Nomination Committee ZAR 29,000

O.4    Re-elect Mr. J.P. Rupert as a Director of the             Mgmt          For                            For
       Company, who retires in terms of Article 31.1.1
       of the Company's Articles of Association

O.5    Re-elect Mr. P.E. Beyers as a Director of the             Mgmt          For                            For
       Company, who retires in terms of Article 31.1.1
       of the Company's Articles of Association

O.6    Re-elect Mr. W.E. Buhrmann as a Director of               Mgmt          For                            For
       the Company, who retires in terms of Article
       31.1.1 of the Company's Articles of Association

O.7    Re-elect Mr. P.K. Harris as a Director of the             Mgmt          For                            For
       Company, who retires in terms of Article 31.1.1
       of the Company's Articles of Association

O.8    Re-elect Mr. M.M. Morobe as a Director of the             Mgmt          For                            For
       Company, who retires in terms of Article 31.1.1
       of the Company's Articles of Association

O.9    Re-elect Mr. H. Wessels as a Director of the              Mgmt          For                            For
       Company, who retires in terms of Article 31.4.1.1
       of the Company's Articles of Association

O.10   Approve the amendments to the Remgro Equity               Mgmt          Against                        Against
       Settled Share Appreciation Rights Scheme 2008
       (SAR Scheme) document adopted on 07 OCT 2008
       in terms of the provisions of the recently
       amended Schedule 14 of the Listings Requirements
       of the JSE Limited (the Listings Requirements)
       (Schedule 14): inserting the following new
       Clause 4.3 after the existing Clause 4.2: "4.3
       grants shall be made to Employees based on
       a multiple of their remuneration, as determined
       by the Board, taking into account the nature
       and level of their position, and their years
       of service with the Participating Companies";
       deleting the wording of Clause 5.1 and substituting
       it with the following wording: "5.1 General
       Limit The Committee shall not make any Grants
       if at the time of or as a result of the making
       of such Grants the aggregate number of Shares
       in respect of which any unexercised SARs may
       be exercised (irrespective of whether the Participant
       has become entitled to exercise the SAR or
       not), together with the total number of other
       Shares that have been set aside for delivery
       to Employees under any other managerial share
       scheme operated by the Participating Companies,
       shall exceed 21,000,000 Shares in aggregate
       (the Maximum Threshold), subject to the provisions
       set out in Clause 10.1"; deleting the wording
       of Clause 5.2 and substituting it with the
       following wording: "5.2 individual Limit The
       Committee shall not make any Grant to a single
       Participant if at the time of or as a result
       of the making of such Grant, the aggregate
       number of Shares in respect of which any unexercised
       SARs Granted to that Participant may be exercised
       (irrespective of whether the Participant has
       become entitled to exercise the SAR or not),
       together with any other Shares that have been
       set aside under any other managerial share
       scheme operated by the Participating Companies
       to that Participant, shall exceed 2,197,399
       Shares ("the Individual Threshold"), subject
       to the provisions set out in Clause 10.2"

S.11   Authorize the Board of Directors of the Company,          Mgmt          For                            For
       by way of a renewable general authority, to
       approve the purchase of its own ordinary shares
       by the Company, or to approve the purchase
       of ordinary shares in the Company by any subsidiary
       of the Company, provided that: the ordinary
       shares be purchased through the order book
       of the JSE trading system and done without
       any prior understanding or arrangement between
       the Company and/or the relevant subsidiary
       and the counterparty, provided that if the
       Company purchases its own ordinary shares from
       any wholly owned subsidiary of the Company
       for the purposes of cancelling such treasury
       shares pursuant to this general authority,
       the above provisions will not be applicable
       to such purchase transaction; an announcement
       complying with Paragraph 11.27 of the Listings
       Requirements be published by the Company i)
       when the Company and/or its subsidiaries have
       cumulatively repurchased 3% of the ordinary
       shares in issue as at the time when the general
       authority was given (the initial number); and
       ii) for each 3% in the aggregate of the initial
       number of the ordinary shares acquired thereafter
       by the Company and/or its subsidiaries; the
       repurchase by the Company of its own ordinary
       shares shall not in the aggregate in any one
       FY exceed 20% of the Company's issued ordinary
       share capital, provided that the acquisition
       of ordinary shares as treasury shares by a
       subsidiary of the Company shall not exceed
       10% in the aggregate of the number of issued
       ordinary shares of the Company; repurchases
       must not be made at a price more than 10% above
       the weighted average of the market value of
       the ordinary shares for the 5 business days
       immediately preceding the date on which the
       transaction is effected; at any point in time
       the Company may only appoint one agent to effect
       any repurchase on the Company's behalf or on
       behalf of any subsidiary of the Company; the
       Company will after a repurchase of ordinary
       shares still comply with the provisions of
       the Listings Requirements regarding shareholder
       spread; subject to the exceptions contained
       in the Listings Requirements, the Company and
       the Group will not repurchase ordinary shares
       during a prohibited period (as specified in
       the Listings Requirements) unless they have
       in place a repurchase programme where the dates
       and quantities of shares to be traded during
       the relevant period are fixed (not subject
       to any variation) and full details of the programme
       have been disclosed in an announcement over
       SENS prior to the commencement of the prohibited
       period; and such repurchases will be subject
       to the provisions of the Companies Act (No.
       61 of 1973), as amended ("Companies Act"),
       the Company's Articles of Association and the
       Listings Requirements; [Authority shall be
       valid until the Company's next AGM or for 15
       months from the date of this resolution, whichever
       period is shorter]

S.12   Authorize the Board of Directors, subject to              Mgmt          For                            For
       the passing of Resolution S.11, by way of a
       general renewable authority, to enter into
       derivative transactions which will or may lead
       to the Company being required to purchase its
       own shares, subject to the provisions of the
       Companies Act and the limitations contained
       in Paragraph 5.84(a) of the Listings Requirements

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 REMGRO LTD                                                                                  Agenda Number:  702056513
--------------------------------------------------------------------------------------------------------------------------
        Security:  S6873K106
    Meeting Type:  OGM
    Meeting Date:  17-Aug-2009
          Ticker:
            ISIN:  ZAE000026480
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Authorize the Company, subject to this resolution         Mgmt          For                            For
       being passed in accordance with Section 10.4
       of the JSE Listings Requirements and subject
       to and conditional upon the passing of Resolutions
       O.2 and O.3, save to the extent that such resolutions
       are conditional upon the adoption of this resolution
       [provided that the Board shall be entitled
       to waive the condition in whole or in part],
       to acquire the entire share capital of VenFin
       by offering 1 Remgro ordinary share to VenFin
       shareholders that are registered in the share
       register of VenFin on the record date for every
       6.25 VenFin shares held by them and that such
       offer be implemented either by way of the scheme
       or, failing which, the back-up offer and by
       way of the B share offer

O.2    Approve, in accordance with Section 221 of the            Mgmt          For                            For
       Companies Act and subject to and conditional
       upon the passing of Resolutions O.1 and O.3,
       save to the extent that such resolutions are
       conditional on the adoption of this resolution
       [provided that the Board shall be entitled
       to waive the condition in whole or in part],
       to place 41,700,000 authorized but unissued
       Remgro ordinary shares under the control of
       the Board for purposes of allotting and issuing
       such Remgro ordinary shares to the accepting
       offerees

O.3    Approve, in accordance with Schedule 14 of the            Mgmt          For                            For
       JSE Listings Requirements and subject to and
       conditional upon the passing of Resolutions
       O.1 and O.2, save to the extent that such resolutions
       are conditional on the adoption of this resolution
       [provided that the Board shall be entitled
       to waive the condition in whole or in part],
       to amend the Remgro SAR Scheme by changing
       the basis on which SAR grants are made to Remgro
       employees such that VenFin SAR Scheme participants
       will be offered SARs in the Remgro SAR Scheme
       as specified




--------------------------------------------------------------------------------------------------------------------------
 RENAISSANCE SERVICES SAOG, MUSCAT                                                           Agenda Number:  702283982
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8210J103
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2010
          Ticker:
            ISIN:  OM0000003224
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the report of the Board of Directors              Mgmt          For                            For
       for the FYE 31 DEC 2009

2      Approve the report on Corporate governance for            Mgmt          For                            For
       the FYE 31 DEC 2009

3      Approve the Auditors report and the statement             Mgmt          For                            For
       of financial position and       statement of
       comprehensive income for the YE 31 DEC 2009

4      Approve the proposed cash dividend distribution           Mgmt          For                            For
       of 12% of the paid up capital at the rate of
       12 baisas per share

5      Approve the sitting fees being availed by the             Mgmt          For                            For
       Members of the Board of         Directors and
       Members of the Boards sub committees for the
       FY 2009 and        specify the sitting fees
       for the next FY as per attachment 1

6      Approve the Directors remuneration of OMR 173,850         Mgmt          For                            For
       for the FY 2009

7      Approve the transactions entered into with related        Mgmt          For                            For
       parties during the FY 2009 as per attachment
       2

8      Approve an amount of OMR 285,000 for Corporate            Mgmt          For                            For
       social responsibility          programmes;
       this amount will be used out of the 2010 profits

9      Appoint the Auditors for the year ending 31               Mgmt          For                            For
       DEC 2010 and their fees




--------------------------------------------------------------------------------------------------------------------------
 RETALIX LTD                                                                                 Agenda Number:  702040027
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8215W109
    Meeting Type:  EGM
    Meeting Date:  29-Jul-2009
          Ticker:
            ISIN:  IL0010806706
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       05 AUG 2009, CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Elect Mr. Gur Shomron as an External Director             Mgmt          For                            For
       of the Company for a term of 3 years




--------------------------------------------------------------------------------------------------------------------------
 RETALIX LTD                                                                                 Agenda Number:  702107118
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8215W109
    Meeting Type:  AGM
    Meeting Date:  19-Oct-2009
          Ticker:
            ISIN:  IL0010806706
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.1    Re-elect Gillon Beck as a Board of Director               Mgmt          For                            For
       of the Company

1.2    Re-elect Brian Cooper as a Board of Director              Mgmt          For                            For
       of the Company

1.3    Re-elect Ishay Davidi as a Board of Director              Mgmt          For                            For
       of the Company

1.4    Re-elect Neomi Enoch as a Board of Director               Mgmt          For                            For
       of the Company

1.5    Re-elect Amnon Lipkin-Shahak as a Board of Director       Mgmt          For                            For
       of the Company

1.6    Re-elect Ian O' Reilly as a Board of Director             Mgmt          For                            For
       of the Company

1.7    Re-elect Barry Shaked as a Board of Director              Mgmt          For                            For
       of the Company

1.8    Re-elect Itschak Shrem as a Board of Director             Mgmt          For                            For
       of the Company

2.     Re-appoint Kesselman & Kesselman a Member of              Mgmt          For                            For
       PricewaterhouseCoopers International Limited,
       as the Company's Independent Auditors until
       the next AGM of shareholders, and authorize
       the Board of Directors to fix their remuneration
       in accordance with the volume and nature of
       their services

3.     Adopt a new Equity Incentive Plan and to increase         Mgmt          Against                        Against
       the total pool available for issuance under
       all such plans by 2,000,000 ordinary shares
       of the Company, par value NIS 1.00 per share
       [the "Ordinary Shares"]

4.     Approve a Share Purchase agreement between the            Mgmt          Against                        Against
       Company and the investors named below and the
       transactions contemplated thereby, including
       the following related matters, each of which
       is contingent upon the other: a private placement
       to the following investors: Boaz Dotan, Eli
       Gelman, Nehemia Lemelbaum, Avinoam Naor and
       Mario Segal [individually and via a wholly-owned
       Company] of such number of Ordinary Shares,
       at a price per share of ILS 9.10, necessary
       to cause the investors to hold an aggregate
       of 20% of the outstanding Ordinary Shares after
       the consummation of the transactions contemplated
       by the Share Purchase agreement, dated as of
       03 SEP 2009 and the issuance to the investors
       of warrants to purchase up to an aggregate
       of 1,250,000 Ordinary Shares at the consummation
       of the private placement; the issuance and
       sale of the Ordinary Shares to the investors
       in the private placement is intended to vest
       in the investors severally and jointly holding
       with Ronex Holdings Ltd. [and their respective
       affiliates] 25% or more of the total voting
       power of the Company, thereby becoming a holder
       of a "control block" pursuant to, and within
       the meaning of, the Israeli Companies Law,
       5759-1999; a management services agreement
       among the Company and the investors; a registration
       rights agreement among the Company and the
       investors; other matters contemplated by the
       Share Purchase agreement, including: the amendment
       and restatement of the Company's Memorandum
       of Association and Articles of Association
       in order to I] increase the maximum size of
       the Board of Directors of the Company from
       10 to 11 Directors, II] allow the Election
       of Directors as of a future date and III] increase
       the Company's authorized share capital to ILS
       50,000,000 divided into 50,000,000 Ordinary
       Shares; Elect Boaz Dotan, Eli Gelman, David
       Kostman, Nehemia emelbaum, Robert A. Minicucci,
       Avinoam Naor, nominated by the investors, in
       lieu of 5 members of the incumbent Board of
       Directors of the Company, effective immediately
       following the consummation of the private placement
       and approve the Director fees; Gillon Beck,
       Ishay Davidi and Itschak Shrem, if re-elected
       pursuant to proposal 1, and Dr. Zvi Lieber
       [external Director] will remain members of
       the Board of Directors of the Company following
       the consummation of the private placement;
       the separation agreement between the Company,
       B.G.A.G.S. Shaked Ltd. and Mr. Barry Shaked,
       the Company's President and Chief Executive
       Officer; the purchase of a tail policy with
       respect to the Company's Directors and officers
       insurance policy effective as of the consummation
       of the share purchase agreement; the execution
       of indemnification agreements with the Company's
       Directors who shall be elect as of the consummation
       of the private placement and from time to time
       in the future

       Discuss the financial statements of the Company           Non-Voting    No vote
       for the YE 31 DEC 2008

       Any other matters                                         Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 REUNERT LTD                                                                                 Agenda Number:  702176466
--------------------------------------------------------------------------------------------------------------------------
        Security:  S69566156
    Meeting Type:  AGM
    Meeting Date:  02-Feb-2010
          Ticker:
            ISIN:  ZAE000057428
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the annual financial statements                     Mgmt          For                            For

2.1    Elect Mr. B.P. Connellan as a Director                    Mgmt          For                            For

2.2    Elect Mr. K.J. Makwetla as a Director                     Mgmt          For                            For

2.3    Elect Ms. K. Mzondeki as a Director                       Mgmt          For                            For

2.4    Elect Mr. G.J. Oosthuizen as a Director                   Mgmt          For                            For

2.5    Elect Mr. R. van Rooyen as a Director                     Mgmt          For                            For

3      Approve the Directors' remuneration                       Mgmt          For                            For

4      Re-elect Deloitte & Touche as an Independent              Mgmt          For                            For
       Auditor of the Company and appoint Ms. Manuela
       Krog as an Individual Designated Auditor to
       hold office for the ensuing year

5.O.1  Approve the reservation of shares for the 1985            Mgmt          For                            For
       Reunert Share Option Scheme

6.O.2  Approve the reservation of share for the Reunert          Mgmt          For                            For
       2006 Option Scheme

7.O.3  Approve the Executive Remuneration Policy                 Mgmt          For                            For

8.O.4  Amend the Rules of the Reunert 2006 Option Scheme         Mgmt          For                            For

9.S.1  Grant a general authority to repurchase shares            Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RESOLUTIONS TYPE. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 RHB CAPITAL BHD                                                                             Agenda Number:  702394141
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7283N105
    Meeting Type:  AGM
    Meeting Date:  19-May-2010
          Ticker:
            ISIN:  MYL1066OO009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the Audited financial statements        Mgmt          For                            For
       of the Company for the FYE 31 DEC 2009 and
       the Directors' and the Auditors reports thereon

2      Declare a final dividend of 17.45% less 25%               Mgmt          For                            For
       income tax in respect of the FYE  31 DEC 2009
       as recommended by the Directors

3      Re-elect YBhg Datuk Haji Faisal Siraj as the              Mgmt          For                            For
       Director, retiring under Article 80 of the
       Company's Articles of Association

4      Re-elect YBHG Dato' Mohamed Khadar Merican as             Mgmt          For                            For
       the Director, retiring under    Article 80
       of the Company's Articles of Association

5      Re-elect Mr. Mohamed Ali Ahmed Hamad Al Dhaheri           Mgmt          For                            For
       as the Director, retiring     under Article
       84 of the Company's Articles of Association

6      Re-elect Mr. Arul Kanda Kandasamy as the Director,        Mgmt          For                            For
       retiring under Article 84  of the Company's
       Articles of Association

7      Re-elect YBHG Dato' Tajuddin Atan as a Director,          Mgmt          For                            For
       retiring under Article 84 of the Company's
       Articles of Association

8      Approve the payment of Directors' fees totaling           Mgmt          For                            For
       MYR 382,027.40 for the FYE 31 DEC 2009

9      Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company, to  hold office
       until the conclusion of the next AGM of the
       Company, at a         remuneration to be determined
       by the Directors

0      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 RHB CAPITAL BHD                                                                             Agenda Number:  702421013
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7283N105
    Meeting Type:  EGM
    Meeting Date:  19-May-2010
          Ticker:
            ISIN:  MYL1066OO009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 702772 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Authorize the Directors, subject to the passing           Mgmt          Against                        Against
       of Ordinary Resolution 2, to provisionally
       allot new ordinary shares of MYR 1.00 each
       in RHB capital [RHB Capital Share(s) or Share(s)]
       in the Record of Depositors of RHB Capital
       on an entitlement date to the determine by
       the Board of Directors of the Company [Board]
       on a basis of entitlement and at an issue price
       to be determined at the Board's discretion
       and announced later and that the Rights Shares
       shall, upon allotment and issue, be of the
       same class and rank pari passu in all respects
       with the then existing RHB Capital Shares,
       save and except that they shall not be entitled
       to any dividends, rights, allotments and/or
       any other distributions, the entitlement date
       of which precedes the date of allotment of
       the rights shares, for the purposes hereof,
       entitlement date means the date as at the close
       of business on which shareholders of the Company
       must be registered in the Record of Depositors
       in order to participate in any dividends, rights,
       allotments or other distributions; to deal
       with any fractional entitlements of the rights
       shares, if any, in such manner as the Board
       in its absolute discretion deems fit and in
       the best interest of the Company; to allot
       any unsubscribed rights shares applied for
       by the entitled shareholders of RHB Capital
       and/or their renounce(s) on a fair and equitable
       basis and in such manner as the Board in its
       absolute discretion deems fit or expedient
       and in the best interest of the Company; to
       utilize the proceeds from the proposed rights
       issue for such purposes and in such manner
       as set our in Section 5 of the Circular to
       shareholders of the Company dated 04 MAY 2010
       and authorize the Board to revise the utilization
       of proceeds as it may deem fit or expedient,
       if necessary; and to do or procure to be done
       all acts, deeds and things and to execute,
       sign or deliver on behalf of the Company all
       such documents as it may deem necessary, expedient
       and/or appropriate to give full effect to and
       complete the proposed rights issue with full
       power to make and/or assent to any condition,
       modification, variation and/or amendment thereto
       as the Board may deem fit in connection with
       the Proposed Rights Issue

2.     Approve the authorized share capital of the               Mgmt          Against                        Against
       Company from MYR 2,500,000,000 comprising 2,500,000,000
       RHB Capital Shares to MYR 5,000,000,000 comprising
       5,000,000,000 RHB Capital Shares by the creation
       of an additional 2,500,000,000 new RHB Capital
       Shares; authorize the Board to do all such
       acts and things and to take such steps that
       are necessary to give full effect to the proposed
       increase in Authorized Share Capital; and amend,
       in consequence thereof, the Memorandum of Association
       of the Company and all other relevant documents




--------------------------------------------------------------------------------------------------------------------------
 RICHTEK TECHNOLOGY CORP                                                                     Agenda Number:  702443603
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7286Y108
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0006286008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    Receive the report on the 2009 business operations        Non-Voting    No vote

A.2    Receive the 2009 audited reports                          Non-Voting    No vote

A.3    Receive the report on the revision to the rules           Non-Voting    No vote
       of Board meetings

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution as follows:          Mgmt          For                            For
       proposed cash dividend: TWD  8 per share

B.3    Amend the Articles of Incorporation                       Mgmt          For                            For

B.4    Amend the procedures of monetary loans                    Mgmt          For                            For

B.5    Amend the procedures of endorsement and guarantee         Mgmt          For                            For

B.6    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings as follows:         proposed stock
       dividend: 50 for 1,000 shares held

B.7    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 RICHTER GEDEON PLC                                                                          Agenda Number:  702313228
--------------------------------------------------------------------------------------------------------------------------
        Security:  X3124R133
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  HU0000067624
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO      PROVIDE THE BREAKDOWN
       OF EACH BENEFICIAL OWNER NAME, ADDRESS AND
       SHARE        POSITION TO YOUR CLIENT SERVICE
       REPRESENTATIVE. THIS INFORMATION IS REQUIRED
       IN ORDER FOR YOUR VOTE TO BE LODGED

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON DD 28 APR 2010 AT 16:00 HRS. CONSEQUENTLY,
       YOUR VOTING         INSTRUCTIONS WILL REMAIN
       VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED.
       THANK YOU.

1      Receive the report of the Board of Directors              Mgmt          For                            For
       on the 2009 business activities  of the Company
       and presentation of the draft annual report
       prepared in        accordance with the Accounting
       Act

2      Receive the report of the Auditor                         Mgmt          For                            For

3      Receive the report of the Supervisory Board               Mgmt          For                            For
       including the report of the Audit Committee

4      Approve the determination and allocation of               Mgmt          For                            For
       the 2009 after-tax profit of the  Company,
       declaration of dividends for the 2009 business
       year on the common    shares

5      Approve the 2009 draft annual report of the               Mgmt          For                            For
       Company prepared in accordance    with the
       Accounting Act, including the 2009 balance
       sheet

6      Receive the draft report on the 2009 business             Mgmt          For                            For
       activities of the Richter Group and presentation
       of the Consolidated Report prepared in accordance
       with the   IFRS

7      Report of the Auditor on the draft Consolidated           Mgmt          For                            For
       Report

8      Report of the Supervisory Board including the             Mgmt          For                            For
       report of the Audit Committee   on the draft
       Consolidated Report

9      Approve the draft 2009 consolidated report                Mgmt          For                            For

10     Receive the Corporate Governance report                   Mgmt          For                            For

11     Authorize the Board of Directors for the purchase         Mgmt          For                            For
       of own shares of the        Company

12     Amend the Company's statutes                              Mgmt          For                            For

13     Approve the consolidated text of the Company's            Mgmt          For                            For
       statutes

14     Election of Members of the Board of Directors             Mgmt          For                            For

15     Approve the remuneration of the Members of the            Mgmt          For                            For
       Board of Directors

16     Approve the remuneration of the Members of the            Mgmt          For                            For
       Supervisory Board

17     Election of the Company's statutory Auditor               Mgmt          For                            For

18     Approve the remuneration of the Company's statutory       Mgmt          For                            For
       Auditor

19     Miscellaneous                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 RITEK CORP                                                                                  Agenda Number:  702456446
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7303N101
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  TW0002349008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 677167 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    2009 audited reports                                      Non-Voting    No vote

A.3    The status of endorsement and guarantee                   Non-Voting    No vote

A.4    The status of buyback treasury stock                      Non-Voting    No vote

A.5    The status of re-investment in subsidiary                 Non-Voting    No vote

A.6    The status of assets impairment                           Non-Voting    No vote

A.7    The status of new shares via private placement            Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the appropriation for offsetting deficit          Mgmt          For                            For
       of year 2009

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.5    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.6    Approve the capital injection by issuing new              Mgmt          For                            For
       shares or global depositary receipt

B7.1A  Election of Yeh, Chin -Tai as a Director, Shareholder     Mgmt          For                            For
       No.1

B7.1B  Election of Yeh, Chwei - Jing as a Director,              Mgmt          For                            For
       Shareholder No.5

B7.1C  Election of Yang, Wei - Fen as a Director, Shareholder    Mgmt          For                            For
       No.14

B7.1D  Election of Chungfu Investment Co/ Yang, Tzu-Chiang       Mgmt          For                            For
       as a Director, Shareholder No. 46202

B7.1E  Election of Chung Yuan Venture Capital & Investment       Mgmt          For                            For
       International Inc./ Chang, Chao-Hsiang as a
       Director, Shareholder No. 566149

B7.2A  Election of Chu-Chia Lin as an Independent Director,      Mgmt          For                            For
       ID No. G120011971

B7.2B  Election of Rick Chiang as an Independent Director,       Mgmt          For                            For
       ID No. S120119640

B7.3A  Election of Yeh, Chwei - Sheng as a Supervisor,           Mgmt          For                            For
       Shareholder No. 6

B7.3B  Election of Chungkai Investment Co as a Supervisor,       Mgmt          For                            For
       Shareholder No. 520

B.8    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in competitive business

B.9    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 RIVIERA HOLDING D.D., POREC                                                                 Agenda Number:  701973984
--------------------------------------------------------------------------------------------------------------------------
        Security:  X7355P104
    Meeting Type:  AGM
    Meeting Date:  06-Jul-2009
          Ticker:
            ISIN:  HRRIVPRA0000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Approve the 2008 profit allocation                        Mgmt          For                            For

1.2    Approve to release the Management Board Members           Mgmt          For                            For

1.3    Approve to release the Supervisory Board members          Mgmt          For                            For

2.     Appoint Auditor for the year 2009                         Mgmt          For                            For

3.     Approve to release the Supervisory Board Members          Mgmt          For                            For
       due to mandate expiry

4.     Appoint the Supervisory Board Members                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RMB HLDGS LTD                                                                               Agenda Number:  702147314
--------------------------------------------------------------------------------------------------------------------------
        Security:  S6992P127
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2009
          Ticker:
            ISIN:  ZAE000024501
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements                   Mgmt          For                            For

2.1    Re-elect Gerrit Thomas Ferreira as a Director             Mgmt          For                            For

2.2    Re-elect Lauritz Lanser Dippenaar as a Director           Mgmt          For                            For

2.3    Re-elect Jan Willem Dreyer as a Director                  Mgmt          For                            For

3.     Elect Matthys Hndrik Visser as a Director                 Mgmt          For                            For

4.     Approve the Directors remuneration for the year           Mgmt          For                            For
       to JUN 2009

5.     Approve the Directors fees for the year to JUN            Mgmt          For                            For
       2010

6.     Approve to place 15% of the unissued ordinary             Mgmt          For                            For
       shares under the control of the Directors

7.     Grant general authority to issue shares for               Mgmt          For                            For
       cash

8.     Approve the re-appointment of the Auditors                Mgmt          For                            For

S.1    Grant general authority to repurchase Company             Mgmt          For                            For
       shares

       Other business                                            Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ORDINARY       Non-Voting    No vote
       RESOLUTION CHANGED TO SPECIAL RESOLUTION AND
       RECEIPT OF NON-NUMBERED AND NON-VOTABLE RESOLUTION.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 ROBINSONS LAND CORP RLC                                                                     Agenda Number:  702235587
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y73196126
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2010
          Ticker:
            ISIN:  PHY731961264
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the proof of notice of the meeting and            Mgmt          For                            For
       Existence of a quorum

2      Approve the minutes of the annual meeting of              Mgmt          For                            For
       the stockholders held on 16 APR  2009

3      Approve the presentation of annual report and             Mgmt          For                            For
       approval of financial statements for the preceding
       year

4      Elect Messrs. James L. Go; Frederick D. Go;               Mgmt          For                            For
       Patrick Henry C. Go; Robina Y. Gokongwei-Pe;
       Johnson Robert G. Go, Jr; Artemio V. Panganiban
       (Independent Director); Roberto F. De Ocampo
       (Independent Director) and Emmanuel C. Rojas,
       Jr. (Independent Director) as the Board of
       Directors

5      Elect the External Auditors                               Mgmt          For                            For

6      Ratify the all acts of the Board of Directors             Mgmt          For                            For
       and Management since the Last   annual meeting

7      Other business                                            Non-Voting    No vote

8      Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ROMPETROL RAFINARE S.A., CONSTANTA                                                          Agenda Number:  702027118
--------------------------------------------------------------------------------------------------------------------------
        Security:  X16091104
    Meeting Type:  EGM
    Meeting Date:  24-Jul-2009
          Ticker:
            ISIN:  ROPTRMACNOR5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 JUL 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS             Non-Voting    No vote
       REQUIRED IN THE ROMANIAN MARKET. SOME SUBCUSTODIANS
       REQUIRE THE POA TO BE COMPLETED BY THE BENEFICIAL
       OWNERS IN ORDER TO PROCESS YOUR VOTING INSTRUCTIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO FIND OUT IF A POA IS NEEDED TO EXECUTE YOUR
       VOTING INSTRUCTIONS. IF THE ENGLISH VERSION
       OF THE POA IS SUBMITTED, THE POA MUST BE NOTARIZED,
       APOSTILLIZED AND FURTHER TRANSLATED INTO ROMANIAN.
       IF ROMANIAN VERSION OF THE POA IS SUBMITTED,
       NOTARIZATION IS SUFFICIENT. THE POA MUST BE
       FORWARDED TO THE APPROPRIATE SUBCUSTODIAN FOR
       PROCESSING. ABSENCE OF A POA, MAY CAUSE YOUR
       INSTRUCTIONS TO BE REJECTED. PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR ASSISTANCE
       IN PROCESSING THE REQUIRED DOCUMENTS

1.     Approve the initiation by the Company of a capital        Mgmt          For                            For
       increase to S.C. Rompetrol Petrochemicals S.R.L.
       amounting to RON 253,379,000.00 by issuance
       of new shares; these shares will be delivered
       to the Company by compensating the certain,
       liquid and payable receivable of the Company
       over S.C. Rompetrol Petrochemicals S.R.L

2.     Approve the initiation by the Company of a capital        Mgmt          For                            For
       increase to S.C. Rompetrol Downstream S.R.L.
       amounting to RON 630,000,000.00 by issuance
       of new shares; shares will be delivered to
       the Company by compensating the certain, liquid
       and payable receivable of the Company over
       S.C. Rompetrol Downstream S.R.L

3.     Authorize Mr. Vasile-Cosmin Turcu, General Manager        Mgmt          For                            For
       of the Company and Mr. Giani-Iulian Kacic,
       Financial Manager, to perform all legal formalities
       and sign on the name and on the behalf of the
       Company the documents required for accomplishing
       the above two decisions, including to participate
       to the general meetings of associates of S.C.
       Rompetrol Petrochemicals S.R.L and S.C. Rompetrol
       Downstream S.R.L

4.     Authorize the Board of Administration to perform          Mgmt          For                            For
       and validate transactions-purchase, sale, change,
       constitution of guarantees etc, with fixed
       assets for a cumulated value which can be over
       20% from the total fixed assets, less receivables,
       but less than USD 150,000,000

5.     Authorize Mr. Alexandru Nicolcioiu, president             Mgmt          For                            For
       of the Board, to sign on the name and on the
       behalf of the shareholders meetings decisions
       and to make all necessary arrangements in order
       to register and publish it

6.     Approve that 11 AUG 2009 as registration date             Mgmt          For                            For
       for shareholders falling under the consequences
       of the general assembly




--------------------------------------------------------------------------------------------------------------------------
 ROSTELECOM LONG DISTANCE & TELECOMM.                                                        Agenda Number:  933279627
--------------------------------------------------------------------------------------------------------------------------
        Security:  778529107
    Meeting Type:  Consent
    Meeting Date:  29-May-2010
          Ticker:  ROSYY
            ISIN:  US7785291078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PRE-TERM TERMINATION OF AUTHORITY OF THE MEMBERS          Mgmt          For                            For
       OF ROSTELECOM'S BOARD OF DIRECTORS




--------------------------------------------------------------------------------------------------------------------------
 ROSTELECOM LONG DISTANCE & TELECOMM.                                                        Agenda Number:  933309800
--------------------------------------------------------------------------------------------------------------------------
        Security:  778529107
    Meeting Type:  Special
    Meeting Date:  29-May-2010
          Ticker:  ROSYY
            ISIN:  US7785291078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2A     ELECTION OF DIRECTOR: YEVGENY YURCHENKO, GENERAL          Mgmt          No vote
       DIRECTOR OF SVYAZINVEST

2B     ELECTION OF DIRECTOR: ALEXANDER PROVOTOROV,               Mgmt          No vote
       FIRST DEPUTY GENERAL DIRECTOR OF SVYAZINVEST

2C     ELECTION OF DIRECTOR: ALEXEY LOKOTKOV, DEPUTY             Mgmt          No vote
       GENERAL DIRECTOR OF SVYAZINVEST

2D     ELECTION OF DIRECTOR: YELENA UMNOVA, DEPUTY               Mgmt          No vote
       GENERAL DIRECTOR OF SVYAZINVEST

2E     ELECTION OF DIRECTOR: VIKTOR SAVCHENKO, DEPUTY            Mgmt          No vote
       GENERAL DIRECTOR OF SVYAZINVEST

2F     ELECTION OF DIRECTOR: VLADIMIR BONDARIK, DEPUTY           Mgmt          No vote
       GENERAL DIRECTOR OF SVYAZINVEST

2G     ELECTION OF DIRECTOR: SERGEI KUZNETSOV, MEMBER            Mgmt          No vote
       OF INDEPENDENT DIRECTORS' NATIONAL REGISTER
       OF THE RUSSIAN UNION OF INDUSTRIALISTS AND
       ENTREPRENEURS

2H     ELECTION OF DIRECTOR: MIKHAIL LESHCHENKO, DEPUTY          Mgmt          No vote
       GENERAL DIRECTOR OF SVYAZINVEST

2I     ELECTION OF DIRECTOR: VALENTINA VEREMYANINA,              Mgmt          No vote
       DIRECTOR OF CORPORATE GOVERNANCE AND LEGAL
       DEPARTMENT OF SVYAZINVEST

2J     ELECTION OF DIRECTOR: KONSTANTIN MALOFEEV, MANAGING       Mgmt          No vote
       PARTNER OF MARCAP ADVISORS LIMITED

2K     ELECTION OF DIRECTOR: IVAN RODIONOV, PROFESSOR            Mgmt          No vote
       OF STATE UNIVERSITY HIGHER SCHOOL OF ECONOMICS

2L     ELECTION OF DIRECTOR: ANATOLY TIKHONOV, MANAGEMENT        Mgmt          No vote
       BOARD MEMBER, FIRST DEPUTY CHAIRMAN OF VNESHECONOMBANK

2M     ELECTION OF DIRECTOR: ANATOLY BALLO, MANAGEMENT           Mgmt          No vote
       BOARD MEMBER, DEPUTY CHAIRMAN OF VNESHECONOMBANK

2N     ELECTION OF DIRECTOR: MIKHAIL POLUBOYARINOV,              Mgmt          No vote
       DIRECTOR OF INFRASTRUCTURE DEPARTMENT OF VNESHECONOMBANK

2O     ELECTION OF DIRECTOR: YURY SURKOV, DEPUTY DIRECTOR        Mgmt          No vote
       OF INFRASTRUCTURE DEPARTMENT OF VNESHECONOMBANK

2P     ELECTION OF DIRECTOR: YURY KUDIMOV, GENERAL               Mgmt          No vote
       DIRECTOR OF VEB CAPITAL LTD




--------------------------------------------------------------------------------------------------------------------------
 ROSTELECOM LONG DISTANCE & TELECOMM.                                                        Agenda Number:  933296647
--------------------------------------------------------------------------------------------------------------------------
        Security:  778529107
    Meeting Type:  Annual
    Meeting Date:  26-Jun-2010
          Ticker:  ROSYY
            ISIN:  US7785291078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE COMPANY'S ANNUAL REPORT, ANNUAL           Mgmt          For                            For
       FINANCIAL STATEMENTS, INCLUDING PROFIT AND
       LOSS STATEMENT OF THE COMPANY, UPON THE RESULTS
       OF THE REPORTING FISCAL YEAR 2009.

02     DISTRIBUTION OF PROFITS (INCLUDING DIVIDEND               Mgmt          For                            For
       PAYMENT) UPON THE RESULTS OF THE REPORTING
       FISCAL YEAR 2009.

4A     ELECTION OF THE AUDIT COMMISSION OF THE COMPANY:          Mgmt          For                            For
       MIKHAIL BATMANOV.

4B     ELECTION OF THE AUDIT COMMISSION OF THE COMPANY:          Mgmt          For                            For
       BOGDAN GOLUBITSKY.

4C     ELECTION OF THE AUDIT COMMISSION OF THE COMPANY:          Mgmt          For                            For
       SVETLANA BOCHAROVA.

4D     ELECTION OF THE AUDIT COMMISSION OF THE COMPANY:          Mgmt          For                            For
       OLGA KOROLEVA.

4E     ELECTION OF THE AUDIT COMMISSION OF THE COMPANY:          Mgmt          For                            For
       ALEXEI MALTSEV.

4F     ELECTION OF THE AUDIT COMMISSION OF THE COMPANY:          Mgmt          For                            For
       VYACHESLAV ULUPOV.

4G     ELECTION OF THE AUDIT COMMISSION OF THE COMPANY:          Mgmt          For                            For
       GEORGY CHICHERIN.

05     APPROVAL OF THE COMPANY'S AUDITOR FOR THE YEAR            Mgmt          For                            For
       2010.

06     DETERMINATION OF THE COMPANY'S AUTHORIZED SHARES          Mgmt          For                            For
       NUMBER AND RIGHTS PROVIDED BY THESE SHARES,
       AND AMENDMENTS TO THE COMPANY'S CHARTER IN
       RESPECT OF THE PROVISIONS ON AUTHORIZED SHARES.

07     REORGANIZATION OF THE COMPANY IN THE FORM OF              Mgmt          For                            For
       MERGER WITH AND INTO THE COMPANY OF OPEN JOINT-STOCK
       COMPANY CENTRAL TELECOMMUNICATIONS COMPANY,
       OPEN JOINT-STOCK COMPANY SIBIRTELECOM, OPEN
       JOINT-STOCK COMPANY FAR-EAST TELECOM, OPEN
       JOINT-STOCK COMPANY VOLGA TELECOM, OPEN JOINT-STOCK
       COMPANY NORTH-WEST TELECOM, OPEN JOINT-STOCK
       COMPANY URALSVYAZINFORM, OPEN JOINT-STOCK COMPANY
       SOUTHERN TELECOMMUNICATIONS COMPANY, OPEN JOINT-STOCK
       COMPANY FOR TELECOMMUNICATIONS AND INFORMATION
       OF THE REPUBLIC OF DAGESTAN.

08     APPROVAL OF THE AMENDMENTS NO. 2 TO THE COMPANY'S         Mgmt          For                            For
       CHARTER.

09     APPROVAL OF THE AMENDMENTS NO. 3 TO THE COMPANY'S         Mgmt          For                            For
       CHARTER.

10     APPROVAL OF THE RESTATED REGULATIONS ON THE               Mgmt          For                            For
       GENERAL SHAREHOLDERS' MEETING OF THE COMPANY.

11     APPROVAL OF THE RESTATED REGULATIONS ON THE               Mgmt          For                            For
       BOARD OF DIRECTORS OF THE COMPANY.

12     APPROVAL OF THE INTERDEPENDENT RELATED PARTY              Mgmt          For                            For
       TRANSACTIONS SUBJECT-MATTER OF WHICH ARE THE
       ASSETS WHOSE COST AMOUNTS TO MORE THAN TWO
       (2) PERCENT OF THE COMPANY'S BOOK VALUE OF
       ASSETS PURSUANT TO THE COMPANY'S FINANCIAL
       STATEMENTS AS OF THE LAST REPORTING DATE, NAMELY
       (I) THE SECURITIES PURCHASE AGREEMENT BETWEEN
       OJSC "ROSTELECOM" AND OJSC "COMSTAR - UNITED
       TELESYSTEMS" AND (II) THE SECURITIES PURCHASE
       AGREEMENT BETWEEN OJSC "ROSTELECOM" AND MGTS
       FINANCE S.A.

13     COMPENSATION TO THE MEMBERS OF THE BOARD OF               Mgmt          For                            For
       DIRECTORS FOR THE DUTIES AS MEMBERS OF THE
       COMPANY'S BOARD OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 ROSTELECOM LONG DISTANCE & TELECOMM.                                                        Agenda Number:  933309913
--------------------------------------------------------------------------------------------------------------------------
        Security:  778529107
    Meeting Type:  Annual
    Meeting Date:  26-Jun-2010
          Ticker:  ROSYY
            ISIN:  US7785291078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

3A     ELECTION OF DIRECTOR: ANATOLY BALLO                       Mgmt          No vote

3B     ELECTION OF DIRECTOR: VLADIMIR BONDARIK                   Mgmt          No vote

3C     ELECTION OF DIRECTOR: VALENTINA VEREMYANINA               Mgmt          No vote

3D     ELECTION OF DIRECTOR: MARINA ZINOVINA                     Mgmt          No vote

3E     ELECTION OF DIRECTOR: YURY KUDIMOV                        Mgmt          No vote

3F     ELECTION OF DIRECTOR: LARISA KUDRYAKOVA                   Mgmt          No vote

3G     ELECTION OF DIRECTOR: SERGEI KUZNETSOV                    Mgmt          No vote

3H     ELECTION OF DIRECTOR: MIKHAIL LESHCHENKO                  Mgmt          No vote

3I     ELECTION OF DIRECTOR: ALEXEY LOKOTKOV                     Mgmt          No vote

3J     ELECTION OF DIRECTOR: KONSTANTIN MALOFEEV                 Mgmt          No vote

3K     ELECTION OF DIRECTOR: VALERY MIROSHNIKOV                  Mgmt          No vote

3L     ELECTION OF DIRECTOR: MIKHAIL POLOBOYARINOV               Mgmt          No vote

3M     ELECTION OF DIRECTOR: ALEXANDER PROVOTOROV                Mgmt          No vote

3N     ELECTION OF DIRECTOR: IVAN RODIONOV                       Mgmt          No vote

3O     ELECTION OF DIRECTOR: VIKTOR SAVCHENKO                    Mgmt          No vote

3P     ELECTION OF DIRECTOR: YURY SURKOV                         Mgmt          No vote

3Q     ELECTION OF DIRECTOR: ANATOLY TIKHONOV                    Mgmt          No vote

3R     ELECTION OF DIRECTOR: YELENA UMNOVA                       Mgmt          No vote

3S     ELECTION OF DIRECTOR: YEVGENY YURCHENKO                   Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 RUENTEX DEVELOPMENT CO LTD                                                                  Agenda Number:  702497478
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y73659107
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  TW0009945006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 679367 DUE TO RECEIPT OF SUPERVISOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 0.95 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.5    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.6.1  Election of Ruentex Construction & Engineering            Mgmt          For                            For
       Co., Ltd. / Lin, Yi-tsung, ID/shareholder No.
       24322 as a Supervisor

B.6.2  Election of Ruentex Construction & Engineering            Mgmt          For                            For
       Co., Ltd. / Chang, Hsiu-yan, ID/shareholder
       No. 24322 as a Supervisor

B.7    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 RUENTEX INDUSTRIES LIMITED                                                                  Agenda Number:  702446988
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7367H107
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  TW0002915006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS      ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A     SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER    PARTIES.
       IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO       CONTACT THE CANDIDATE
       AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC
       INFORMATION, AN ELECTION WOULD BE   DEEMED
       AS A 'NO VOTE'.

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations and financial statements     Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 1.3 per     share

B.3    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans, endorsement and guarantee

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Election of two Supervisors                               Mgmt          For                            For

B.6    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 S P SETIA BHD                                                                               Agenda Number:  702233610
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8132G101
    Meeting Type:  AGM
    Meeting Date:  03-Mar-2010
          Ticker:
            ISIN:  MYL8664OO004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements of               Mgmt          For                            For
       the Company for the FYE 31 OCT    2009 together
       with the reports of the Directors and the Auditors
       thereon

2      Declare a final dividend of 9 sen per share               Mgmt          For                            For
       less 25% tax for the FYE 31 OCT   2009

3      Re-elect Tan Sri Abdul Rashid Bin Abdul Manaf             Mgmt          For                            For
       as a Director, who retires in   accordance
       with Article 93 of the Company's Articles of
       Association

4      Re-elect Dato' Voon Tin Yow as a Director, who            Mgmt          For                            For
       retires in accordance with     Article 93 of
       the Company's Articles of Association

5      Re-elect Dato' Leong Kok Wah as a Director,               Mgmt          For                            For
       who retires in accordance with    Article 93
       of the Company's Articles of Association

6      Re-elect Mr. Teow Leong Seng as a Director,               Mgmt          For                            For
       who retires in accordance with    Article 98
       of the Company's Articles of Association

7      Re-elect Tan Sri Dato' Dr. Wan Mohd Zahid Bin             Mgmt          For                            For
       Mohd Noordin as a Director, who retires in
       accordance with Article 98 of the Company's
       Articles of            Association

8      Re-elect Dato' Noor Farida Binti Mohd Ariffin             Mgmt          For                            For
       as a Director, who retires in   accordance
       with Article 98 of the Company's Articles of
       Association

9      Re-appoint Mazars, Chartered Accountants as               Mgmt          For                            For
       the Auditors, for the ensuing     year and
       authorize the Directors to fix their remuneration

10     Authorize the Company and its subsidiaries                Mgmt          For                            For
       S. P. Setia Group , subject       always to
       the Listing Requirements of Bursa Malaysia
       Securities Berhad, to    enter into and give
       effect to specified recurrent related party
       transactions  of a revenue or trading nature
       of the S. P. Setia Group with specified
       classes of Related Parties  as defined
       in the Listing Requirements of Bursa   Malaysia
       Securities Berhad and as specified in Section
       2.3.1 of the circular  to shareholders dated
       09 FEB 2010  which are necessary for the day
       to day     operations in the ordinary course
       of business and are carried out at arms'
       length basis on normal commercial terms of
       the S P Setia Group on terms not   more favourable
       to the Related Parties than those generally
       available to the  public and are not detrimental
       to minority shareholders of the CONTD.

-      CONTD. Company;  Authority expires at the earlier         Non-Voting    No vote
       of the conclusion of the    next AGM of the
       Company or the expiration of the period within
       which the next AGM after the date it is required
       to be held pursuant to Section 143(1) of
       the Companies Act, 1965  Act   but shall not
       extend to such extension as may  be allowed
       pursuant to Section 143(2) of the Act ; and
       authorize the          Directors of the Company
       to complete and do all such acts and things
       as they  may consider necessary or expedient
       in the best interest of the Company       including
       executing all such documents as may be required
       to give effect to  the transactions contemplated
       and/or authorized by this ordinary resolution

-      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 S-OIL CORP                                                                                  Agenda Number:  702269425
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y80710109
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7010950004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION

1.     Approve the 35th Balance Sheet, Income Statement          Mgmt          For                            For
       and the proposed disposition of retained earnings
       cash dividend per 1 ordinary shares: 750 cash
       dividend per 1 preference shares: 775

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.     Election of Directors candidate : K. G. AL-Buainain       Mgmt          For                            For
       [Part time], A. A. AL-Subaey, B. A. Abul-Hamayel,
       Kyounghwan Jang, Yangho Jo, [External] S. A.
       Al-Ashgar, A. M. AL-Seflan, A. O. Ajaji, Munsoo
       Jeong, Kyuhwa Lee, Sangin Park

4.1    Election of Kyounghwan Jang as an Audit Committee         Mgmt          For                            For
       member

4.2    Election of S. A. Al-Ashgar, A.M. Al-Seflan,              Mgmt          For                            For
       Munsoo Jung as the External Audit Committee
       members

5.     Approve the remuneration limit of Directors               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 S1 CORPORATION, SEOUL                                                                       Agenda Number:  702265489
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y75435100
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7012750006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement                           Mgmt          For                            For

2      Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

3      Election of Kwan Soo Kim (Inside Director),               Mgmt          For                            For
       Morisita Hideo (Non-Executive Director), and
       Kwan Hee Yoo and Jaw Ryong Jang as the Outside
       Directors

4      Election of Yongyeon Jo as an Executive Auditor           Mgmt          For                            For

5      Approve the limit of remuneration for the Directors       Mgmt          For                            For

6      Approve the limit of remuneration for the Auditors        Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR AND AUDITOR NAMES. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SA MAROCAINE ITALIENNE DE RAFFINAGE SAMIR                                                   Agenda Number:  702203403
--------------------------------------------------------------------------------------------------------------------------
        Security:  V6075C114
    Meeting Type:  OGM
    Meeting Date:  15-Feb-2010
          Ticker:
            ISIN:  MA0000010803
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to modify the minimum and maximum purchase        Mgmt          No Action
       and sale prices with       regards to SAMIR's
       buy-back program with view of adjusting the
       stock's market price

2      Approve to fix the buy-back program's modalities          Mgmt          No Action
       as follows: subject          securities: SAMIR
       ISIN MA0000010803 ; minimum sale price: MAD
       550 per share; maximum purchase price: MAD
       880 per share; maximum quantity of shares to
       acquire: 594,983 shares  5% of the capital
       ; Program's maximum amount: MAD    523,585,040.00;
       Program's period: 18 months; Program's calendar:
       from 23 MAR  2009 to 23 SEP 2010

3      Authorize the Board of Directors and any person           Mgmt          No Action
       designated by the Board to    execute the buy-back
       program as modified

4      Grant full power to the holder of a copy or               Mgmt          No Action
       a certified true copy of the      general meeting's
       minute in order to perform the formalities
       set by the Law




--------------------------------------------------------------------------------------------------------------------------
 SA MAROCAINE ITALIENNE DE RAFFINAGE SAMIR                                                   Agenda Number:  702410351
--------------------------------------------------------------------------------------------------------------------------
        Security:  V6075C114
    Meeting Type:  OGM
    Meeting Date:  01-Jun-2010
          Ticker:
            ISIN:  MA0000010803
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the validation of the Board of Directors          Mgmt          No Action
       management report and the    external Auditors
       general report validation of the Company's
       financials as of 31 DEC 2009 reflecting a profit
       of MAD 554,880,316.57 full discharge to the
       Board of Directors and the external Auditors
       with regards to their mandate    for 2009

2      Approve the profit's allocation                           Mgmt          No Action

3      Receive the special report of External Auditors           Mgmt          No Action
       and validation of regulated   conventions with
       regards to Article 56 Law 17 95 as completed
       and modified by Law 20 05

4      Approve the allocation of an annual global amount         Mgmt          No Action
       of MAD 3,600,000 as Board   of Directors members
       fee for the year 2009

5      Ratify M. Jason T. Milazzo's cooptation as a              Mgmt          No Action
       member of the Board of Directors in replacement
       of Lennar T Wiksrom

6      Approve the OGM gives full power to the holder            Mgmt          No Action
       of a copy or a certified true  copy of the
       general meeting s minute in order to perform
       the necessary        formalities




--------------------------------------------------------------------------------------------------------------------------
 SADIA SA, CONCORDIA                                                                         Agenda Number:  702061855
--------------------------------------------------------------------------------------------------------------------------
        Security:  P8711W105
    Meeting Type:  OGM
    Meeting Date:  18-Aug-2009
          Ticker:
            ISIN:  BRSDIAACNPR1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     To discuss the merger of the Company into BRF             Non-Voting    No vote
       Brasil Foods S.A. [previously named Perdigao
       S/A] at a ratio of 0.132998 new share of BRF
       Brasil Foods S.A [ISIN BRPRGAACNOR4] per each
       1 share of Sadia SA [ISIN BRSDIAACNPR1] held

       PLEASE NOTE THAT IF THIS RESOLUTION IS APPROVED,          Non-Voting    No vote
       FRACTIONS GENERATED FROM THIS MERGER WILL BE
       PAID IN CASH BY THE COMPANY.




--------------------------------------------------------------------------------------------------------------------------
 SAHAVIRIYA STL INDS PUB LTD                                                                 Agenda Number:  702270783
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7441E146
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  TH0436010Z14
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to certify the 20th AGM                           Mgmt          For                            For

2      Approve to certify the Company's annual report            Mgmt          For                            For
       and the Board of Directors'    report for 2009

3      Approve the balance sheets and profit and loss            Mgmt          For                            For
       statements for the FYE 31 DEC  2009

4      Approve the allocation of 2009 profit                     Mgmt          For                            For

5      Appointment of the Directors replacing those              Mgmt          For                            For
       retire by expiration of term

6      Appointment of new Directors                              Mgmt          For                            For

7      Acknowledge the Directors' remuneration                   Mgmt          For                            For

8      Appointment of the Auditors and the audit fee             Mgmt          For                            For

9      Other business  if any                                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SAIGON SECURITIES INC                                                                       Agenda Number:  702369592
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7398S106
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  VN000000SSI1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the business result report year 2009,             Mgmt          For                            For
       business plan year 2010

2      Receive the report of Board of Directors and              Mgmt          For                            For
       Committee of Supervisors

3      Approve the profit distribution year 2009                 Mgmt          For                            For

4      Approve the salary of Board of Directors and              Mgmt          For                            For
       Committee of Supervisors year    2010

5      Approve to choose Audit Company                           Mgmt          For                            For

6      Approve the Chairman of the Board of Directors            Mgmt          For                            For
       holds general Directors

7      Approve the supplement Member of Board of Directors       Mgmt          For                            For

8      Others                                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SALFACORP SA                                                                                Agenda Number:  702320728
--------------------------------------------------------------------------------------------------------------------------
        Security:  P831B0108
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  CL0000000449
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

a      Receive the annual report, the balance sheet,             Mgmt          For                            For
       financial statements and report from the outside
       Auditors for the FY that ran from 1 JAN 2009
       to 31 DEC 2009

b      Approve the treatment of the results from the             Mgmt          For                            For
       2009 FY

c      Approve to determine the dividend policy for              Mgmt          For                            For
       2010

d      Approve to determine the remuneration of the              Mgmt          For                            For
       Members of the Board of Directors

e      Approve to determine the remuneration of the              Mgmt          For                            For
       Executive Committee and its expense budget

f      Approve the designation of the outside Auditors           Mgmt          For                            For
       for the 2010 FY and of the risk classifiers
       for the same period

g      Approve the account regarding related party               Mgmt          For                            For
       transactions, resolutions of the Board of Directors
       relative to the class of transactions that
       is referred to in Article 44 of the Corporations
       Law, the expenses of the Board of Directors
       presented in the annual report

h      Approve to determine the periodical in which              Mgmt          For                            For
       call notices for shareholders' meetings will
       be published

i.     Approve the matters related to the Management             Mgmt          For                            For
       and administration of the Corporate business
       and to pass the resolutions that are considered
       convenient and that are within the authority
       of the AGM of shareholders, in accordance with
       the Corporate Bylaws and the legal provisions
       in effect




--------------------------------------------------------------------------------------------------------------------------
 SAMART CORPORATION PUBLIC CO LTD                                                            Agenda Number:  702297652
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7466V148
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  TH0374010Z17
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the minutes of the AGM of shareholders            Mgmt          For                            For
       2009

2      Approve the Company's 2009 operating results              Mgmt          For                            For
       and the annual report

3      Approve the Company's financial statements for            Mgmt          For                            For
       2009

4      Approve the appropriation of legal reserve and            Mgmt          For                            For
       dividend payment for the 2009

5      Elect the Company's Directors and Audit Committee         Mgmt          For                            For
       members to replace those

6      Approve the appointment of a new Independent              Mgmt          For                            For
       Director

7      Appoint the Company's Auditor for 2010 and approve        Mgmt          For                            For
       to fix their remuneration

8      Other matter  if any                                      Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SAMCHULLY CO LTD                                                                            Agenda Number:  702277674
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7467M105
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7004690004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the 44th balance sheet, income statement          Mgmt          For                            For
       and proposed disposition of  retained earning

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of Manjung Sin, Chanho Ha and  Jaegwan           Mgmt          For                            For
       Yoo as the Internal Directors

4      Election of Inho Kim and Kyulho Gwak as the               Mgmt          For                            For
       External Directors

5      Election of Inho Kim and Kyulho Gwak as the               Mgmt          For                            For
       Members of the Audit Committee,

6      Approve the remuneration limit for the Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG C&T CORP                                                                            Agenda Number:  702277422
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7470R109
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7000830000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION

1      Approve the 59th income statement, balance sheet          Mgmt          For                            For
       and the disposition of       retained earning

2      Election of Jung Yun-Joo as a Director                    Mgmt          For                            For

3      Approve the remuneration limit for the Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG CARD CO LTD                                                                         Agenda Number:  702267952
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7T70U105
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7029780004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION

1      Approve the 27th balance sheet, income statement          Mgmt          For                            For
       and the disposition of       retained earning

2      Election of Usub No as a Director                         Mgmt          For                            For

3      Election of Usub No as an Audit Committee Member          Mgmt          For                            For

4      Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG DIGITAL IMAGING CO LTD, SUWON                                                       Agenda Number:  702194337
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y747B7341
    Meeting Type:  AGM
    Meeting Date:  23-Feb-2010
          Ticker:
            ISIN:  KR7108070004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

1.     Approve the financial statements                          Mgmt          For                            For

2.     Approve the remuneration for Director, Auditor            Mgmt          For                            For

3.     Approve the merger                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG ELECTRO-MECHANICS CO LTD, SUWON                                                     Agenda Number:  702265845
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7470U102
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7009150004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of Directors - Inside Director : Byung           Mgmt          For                            For
       Cheon Ko and Outside

4      Election of Byung Ho Kang as an Audit Committee           Mgmt          For                            For
       Member

5      Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG ELECTRONICS CO LTD, SUWON                                                           Agenda Number:  702045609
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y74718100
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2009
          Ticker:
            ISIN:  KR7005930003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN INVESTOR RELATIONSHIP         Non-Voting    No vote
       MEETING ONLY. NO AGENDA WILL BE PUBLISHED.
       THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG ELECTRONICS CO LTD, SUWON                                                           Agenda Number:  702045611
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y74718118
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2009
          Ticker:
            ISIN:  KR7005931001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN INVESTOR RELATIONSHIP         Non-Voting    No vote
       MEETING ONLY. NO AGENDA WILL BE PUBLISHED.
       THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG ELECTRS LTD                                                                         Agenda Number:  702252747
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y74718100
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7005930003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2.1    Election of Lee, Inho as an outside Director              Mgmt          For                            For

2.2    Election of Lee, Inho as an Audit Committee               Mgmt          For                            For
       Member

3      Approve the remuneration for Director                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG ENGINEERING CO LTD, SEOUL                                                           Agenda Number:  702269920
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7472L100
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7028050003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement                           Mgmt          For                            For

2      Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

3      Election of 2 Inside Directors and 2 Outside              Mgmt          For                            For
       Directors

4      Election of 3 Audit Committee Members                     Mgmt          For                            For

5      Approve the limit of remuneration for the Directors       Mgmt          For                            For

6      Approve the limit of remuneration for the Auditors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG FINE CHEMICALS CO LTD, ULSAN                                                        Agenda Number:  702279527
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7472W106
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7004000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

1.     Approve the financial statement                           Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.     Election of Directors                                     Mgmt          For                            For

4.     Election of Auditors                                      Mgmt          For                            For

5.     Approve the limit of remuneration for the Directors       Mgmt          For                            For

6.     Approve the limit of remuneration for the Auditors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG FIRE & MARINE INSURANCE CO LTD, SEOUL                                               Agenda Number:  702425403
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7473H108
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2010
          Ticker:
            ISIN:  KR7000810002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 703232 DUE TO ADDITIONAL RESOLUTOIN. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approve the 60th income statement, balance sheet,         Mgmt          For                            For
       proposed disposition of retained earning

2      Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

3.1    Election of Jong Sung lee as an Internal Director         Mgmt          For                            For

3.2    Election of Jae Sik Lee as an Internal Director           Mgmt          For                            For

4      Election of the Member of audit committee (one            Mgmt          For                            For
       person) Internal Director Jae-Sik Lee

5      Approve of remuneration limit for Director                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG HEAVY INDUSTRIES CO LTD, SEOUL                                                      Agenda Number:  702264502
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7474M106
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7010140002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the 36th financial statements                     Mgmt          For                            For

2      Amend the Articles of incorporation                       Mgmt          For                            For

3      Election of Seoyoon Kim and (External) Donghyo            Mgmt          For                            For
       Gwak as the Director

4      Election of Chansoon Nam as an Audit Committee            Mgmt          For                            For
       Member

5      Approve the remuneration for the Directors                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG SDI CO LTD, SUWON                                                                   Agenda Number:  702236729
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y74866107
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7006400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF ABSTAIN          Non-Voting    No vote
       IS DETERMINED TO BE          ACCEPTABLE OR
       NOT IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT ABSTAIN
       AS A VALID VOTE OPTION.

1.     Approve the financial statements                          Mgmt          For                            For

2.     Amend the Articles of incorporation                       Mgmt          For                            For

3.     Election of Chihoon Choi as a Director (Inside            Mgmt          For                            For
       Director)

4.     Approve the remuneration for the Director                 Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG SECURITIES CO LTD, SEOUL                                                            Agenda Number:  702428358
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7486Y106
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2010
          Ticker:
            ISIN:  KR7016360000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement                           Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Election of Outside Director                              Mgmt          For                            For

3.2    Election of Inside Director                               Mgmt          For                            For

4      Election of Auditor Committee member as Outside           Mgmt          For                            For
       Directors

5      Approve the limit of remuneration                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAMSUNG TECHWIN CO LTD, SEOUL                                                               Agenda Number:  702252812
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7470L102
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7012450003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement, expected cash            Mgmt          For                            For
       dividend: KRW 700 per 1        ordinary share

2      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3      Election of the Directors                                 Mgmt          For                            For

4      Election of an Audit Committee Member                     Mgmt          For                            For

5      Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAN MIGUEL CORP                                                                             Agenda Number:  702021229
--------------------------------------------------------------------------------------------------------------------------
        Security:  799085402
    Meeting Type:  AGM
    Meeting Date:  23-Jul-2009
          Ticker:
            ISIN:  PH7990854025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 570138 DUE TO RECEIPT OF DIRECTOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the certification of notice and quorum            Mgmt          For                            For

2.     Approve the minutes of the regular stockholders'          Mgmt          For                            For
       meeting held on 24 JUL 2008

3.     Approve the presentation of the annual report             Mgmt          For                            For

4.     Ratify the acts and proceedings of the Board              Mgmt          For                            For
       of Directors and Corporate Officers

5.     Approve the offer of exchange of common shares            Mgmt          For                            For
       for preferred shares

6.     Amend the Article VII of the amended Articles             Mgmt          For                            For
       of Incorporation of the Company

7.     Appoint the External Auditors                             Mgmt          For                            For

8.1    Elect Eduardo M. Cojuangco, Jr. as a Director             Mgmt          For                            For

8.2    Elect Ramon S. Ang as a Director                          Mgmt          For                            For

8.3    Elect Estelito P. Mendoza as a Director                   Mgmt          For                            For

8.4    Elect Inigo Zobel as a Independent Director               Mgmt          For                            For

8.5    Elect Winston F. Garcia as an Independent Director        Mgmt          For                            For

8.6    Elect Menardo R. Jimenez as a Director                    Mgmt          For                            For

8.7    Elect Pacifico M. Fajardo as a Director                   Mgmt          For                            For

8.8    Elect Leo S. Alvez as a Director                          Mgmt          For                            For

8.9    Elect Egmidio De Silva Jose as a Director                 Mgmt          For                            For

8.10   Elect Koichi Matsuzawa as a Director                      Mgmt          For                            For

8.11   Elect Hirotake Kobayashi as a Director                    Mgmt          For                            For

8.12   Elect Hector L. Hofilea as a Director                     Mgmt          For                            For

8.13   Elect Carmelo L. Santiago as an Independent               Mgmt          For                            For
       a Director

8.14   Elect Keisuke Nishimura as a Director                     Mgmt          For                            For

8.15   Elect Jesusa Victoria H. Bautista as a Director           Mgmt          For                            For

9.     Other matters                                             Non-Voting    No vote

10.    Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAN YANG INDUSTRIAL CO LTD                                                                  Agenda Number:  702470408
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7525U107
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  TW0002206000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 654604 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of buyback treasury stock                      Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution                      Mgmt          For                            For

B.3    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.4    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.5    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SANLAM LTD                                                                                  Agenda Number:  702347130
--------------------------------------------------------------------------------------------------------------------------
        Security:  S7302C137
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  ZAE000070660
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Receive an consider the annual financial statements       Mgmt          For                            For
       of the group and the Company's for the YE 31
       DEC 2009

O.2    Re-appoint Ernst & Young Inc, as nominated by             Mgmt          For                            For
       the Company's Audit Committee, as Independent
       Auditors of the Company to hold office until
       the conclusion of the next AGM of the Company,
       it is to be noted that Mr. MP Rapson is the
       individual and designated Auditor who will
       undertake the Company's audit for the financial
       YE 31 DEC 2010

O.3.1  Reelection of YG Muthien as Director by the               Mgmt          For                            For
       Board in casual vacancies or as Additional
       Directors in terms of Article 13.2 of the Company's
       Articles of Association ["the Articles"]

O.3.2  Reelection of TI Mvusi  as Director by the Board          Mgmt          For                            For
       in casual vacancies or as Additional Directors
       in terms of Article 13.2 of the Company's Articles
       of Association ["the Articles"]

O.3.3  Reelection of DK Smith  as Director by the Board          Mgmt          For                            For
       in casual vacancies or as Additional Directors
       in terms of Article 13.2 of the Company's Articles
       of Association ["the Articles"]

O.4.1  Reelection of MM Bakane-Tuoane as a Director              Mgmt          For                            For
       of the Company, who retires by rotation in
       terms of Article 14 of the Articles

O.4.2  Re-election of FA du Plessis as a Director of             Mgmt          For                            For
       the Company, who retires by rotation in terms
       of Article 14 of the Articles

O.4.3  Re-election of JP Moller as a Director of the             Mgmt          For                            For
       Company, who retires by rotation in terms of
       Article 14 of the Articles

O.4.4  Re-election of PT Motsepe as a Director of the            Mgmt          For                            For
       Company, who retires by rotation in terms of
       Article 14 of the Articles

O.4.5  Re-election of RV Simelane as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in terms
       of Article 14 of the Articles

O.5    Approve to cast an advisory vote on the Company's         Mgmt          For                            For
       2010 remuneration policy

O.6    Approve the total amount of Director's remuneration,      Mgmt          For                            For
       Non-Executive Directors and, Executive Directors
       for the FYE 31 DEC 2009

O.7    Approve a 7% increase in all Board and Committee          Mgmt          Against                        Against
       fees including the all-inclusive the remuneration
       package of the Chairman for the period 01 JUL
       2010 upto 30 JUN 2011, the Audit Committee
       fees to increase by 14% for the same period

S.1    Authorize the Company, in terms of Article 37             Mgmt          For                            For
       of the Articles of the Company as a general
       approval contemplated sections 85 and 89 of
       the Companies Act, No.61 of 1973 ["Companies
       Act"], whether by way of single transaction
       or series of transactions: a) the purchase
       of any of its securities by the Company or
       any subsidiary of the Company; b) the purchase
       by and/or transfer to the Company or any subsidiary
       of the Company of any of its securities purchased
       pursuant to [a] above, upon such terms and
       conditions and in such amounts as the Directors
       of the Company or its subsidiaries may from
       time to time decide, but subject to the provisions
       of the Companies Act and JSE Limited ["the
       JSE"] Listings Requirements and any other stock
       exchange upon which the securities of the Company
       may be quoted or listed from time to time,
       and subject to such other conditions as may
       be imposed by any other relevant authority,
       provided that, the general authority shall
       only be valid up to and including the date
       of the Company's next AGM, on condition that
       it does not extend beyond 15 months from the
       date of this special resolution; the ordinary
       shares be purchased through the order book
       of the JSE trading system and done without
       any prior understanding or arrangement between
       the Company and/or the relevant subsidiary
       and the counterparty; the general authority
       to purchase be limited in any one FY to a maximum
       of 20% of the relevant Company's issued share
       capital of that class at the time the authority
       is granted; purchases must not be made at a
       price more than 10% above the weighted average
       of the market value of the securities for the
       five business days immediately preceding the
       date of the repurchases; at any point in time,
       the Company may only appoint one agent to effect
       any repurchase on the Company's behalf or on
       behalf of any of its subsidiaries; the Company
       will only undertake a repurchase of securities
       if, after such repurchase, the Company still
       compiles with the shareholder spread requirements
       of the JSE; the Company or its subsidiaries
       may not repurchase securities during a prohibited
       period unless a repurchase programme is in
       place where the dates and quantities of securities
       to be traded during the relevant period are
       fixed and where full details of the programme
       have been disclosed in an announcement on SENS
       prior to the commencement of the prohibited
       period; and an announcement complying with
       paragraph 11.27 of the JSE Listings Requirements
       be published by the Company i) when the Company
       and/or its subsidiaries have cumulatively repurchased
       3 % of the ordinary shares in issue as at the
       time the general authority was given [the "initial
       number"]; and ii) for each 3 % in aggregate
       of the initial number of ordinary shares acquired
       by the Company and/or its subsidiaries

O.8    Authorize the Director of the Company and, where          Mgmt          For                            For
       applicable, the Company Secretary, to do all
       such things, sign all such documentation and
       take all such actions as may be necessary to
       implement the aforesaid Ordinary and Special
       Resolutions




--------------------------------------------------------------------------------------------------------------------------
 SANTAM LTD                                                                                  Agenda Number:  702426885
--------------------------------------------------------------------------------------------------------------------------
        Security:  S73323115
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2010
          Ticker:
            ISIN:  ZAE000093779
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the financial statements for the YE               Mgmt          For                            For
       31 DEC 2009, together with the    reports of
       the Directors and Auditors

2      Re-appoint PricewaterhouseCoopers Inc, represented        Mgmt          For                            For
       by Chantel van den Heever, as the Auditors
       for the Company

3      Re-elect Mr. I.M. Kirk as a Director, who retires         Mgmt          For                            For
       by rotation in accordance   with Section 63
       of the Company's Articles of Association

4      Re-elect Mr. P de V Rademeyer as a Director,              Mgmt          For                            For
       who retires by rotation in       accordance
       with Section 63 of the Company's Articles of
       Association

5      Re-elect Mr. MJ Re yneke as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with Section
       63 of the Company's Articles of Association

6      Re-elect Dr J van Zyl as a Director, who retires          Mgmt          For                            For
       by rotation in terms of      Section 63 of
       the Company's Articles of Association

7      Re-elect Dr YG Muthien as a Director, who retires         Mgmt          For                            For
       by rotation in terms of     Section 65 of the
       Company's Articles of Association

8      Re-elect Mr. VP Khanyile as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with Section
       65 of the Company's Articles of Association

9      Re-elect Mr. MD Dunn as a Director, who retires           Mgmt          For                            For
       by rotation in accordance     with Section
       65 of the Company's Articles of Association

10     Approve the Director's Board remuneration scale           Mgmt          For                            For
       for the year 2010 as          specified

11     Approve the Company's 2010 remuneration policy            Mgmt          For                            For

12     Approve the Amendments to Share Incentive Trust           Mgmt          For                            For
       Scheme and 2008 Incentive     Plans as specified

13     Approve, subject to the adoption of Ordinary              Mgmt          Against                        Against
       Resolution 12 set out in this    notice convening
       the AGM in terms of Section 221(2) of the Companies
       Act, No. 61 of 1973, as amended  the Companies
       Act , that the allotment and issue  as  a fresh
       issue or the use of treasury shares , as specific
       authority, pursuant to the provisions of any
       one or all of the i  the trust deed of the
       Santam    Limited share Incentive Trust established
       and approved by shareholders of the Company
       in 1998 and as amended ; and ii  each of the
       Deferred Share Plan; the performance deferred
       share plan; and the restricted share plan,
       Initial       Incentive Plan and 2008 Incentive
       Plans established and approve by
       shareholders of the Company in 2008 to the
       trustee for the time being of the  Santam Share
       Incentive Trust or such other Santam group
       Company in terms of   the 2008 Incentive plan
       CONTD

CONTD  CONTD of such allowable maximum number of ordinary        Non-Voting    No vote
       shares as provided         thereunder and subject
       to the terms and conditions of the Long-term
       Incentive

14     Authorize any Director or Company Secretary               Mgmt          For                            For
       of the Company to do all such     things, sign
       all such documentation and take all such actions
       as may be       necessary to implement the
       aforesaid ordinary resolutions

S.1    Authorize the Company, or any of its subsidiaries         Mgmt          For                            For
       to acquire ordinary shares  issued by the Company,
       and for the shares so acquired by a subsidiary,
       to be  acquired by/and or transferred to the
       Company, the acquisition of the shares  will
       be in terms of Section 85(2) and 85(3) of the
       Act and in terms of the    rules and requirements
       of the JSE Limited Listing requirements, being
       that:   a) any such acquisition of ordinary
       shares shall be effected through the      order
       book operated by the JSE trading system and
       done without any prior      understanding or
       arrangement; b) this general authority shall
       be valid until  the Company's next AGM, provided
       that it shall not extend beyond 15 months
       from the date of passing of this resolution
       number1; c) an announcement will  be published
       as soon as the Company or its subsidiaries
       has acquired CONTD

CONTD  CONTD shares constituting, on a cumulative basis,         Non-Voting    No vote
       3% of the number of         ordinary shares
       in issue prior to the acquisition pursuant
       to which the       aforesaid 3% threshold is
       reached, and for each 3% in aggregate acquired
       thereafter, containing full details of
       such acquisitions; d  acquisitions if  shares
       in aggregate in any one FY may not exceed 20%
       of the Company's         ordinary issued shares
       as at the date of passing of this special resolution
       Number 1; e  in determining the price at
       which ordinary shares issued by the  Company
       are acquired by it or any of its subsidiaries
       in terms of this        general authority,
       the maximum premium at which such ordinary
       shares may be   acquired will be 10% of the
       weighted average of the price at which such
       ordinary shares by the Company or any
       of its subsidiaries; f  the Company has been
       given authority CONTD

CONTD  CONTD by its Articles of Association; g  at               Non-Voting    No vote
       any point in time, the Company    may only
       appoint one agent to effect any repurchase
       on the Company's behalf   in the market to
       proceed with the repurchase; h  and the Company
       remaining in compliance with the minimum shareholders
       spread requirements of the JE        Listing
       Requirements




--------------------------------------------------------------------------------------------------------------------------
 SAPPI LTD                                                                                   Agenda Number:  702185364
--------------------------------------------------------------------------------------------------------------------------
        Security:  S73544108
    Meeting Type:  AGM
    Meeting Date:  01-Mar-2010
          Ticker:
            ISIN:  ZAE000006284
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 641833 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       Receive and the annual financial statements               Non-Voting    No vote
       for the YE September 2009

O.1.1  Re-elect Mr. Peter Nlkateko Mageza as a Director          Mgmt          For                            For
       of Sappi Limited, with effect from 01 JAN 2010,
       in terms of the Articles of Association of
       Sappi Limited, who retires from office at the
       conclusion of the AGM at which this resolution
       is considered

O.1.2  Re-elect Dr. Rudolf Thummer as a Director of              Mgmt          For                            For
       Sappi Limited, with effect from 01 FEB 2010,
       in terms of the Articles of Association of
       Sappi Limited, who retires from office at the
       conclusion of the AGM at which this resolution
       is considered

O.2.1  Re-elect Dr. Deenadayalen Konar as a Director,            Mgmt          For                            For
       who retires by rotation in terms of Sappi's
       Articles of Association

O.2.2  Re-elect Mr. John David Mckenzie as a Director,           Mgmt          For                            For
       who retires by rotation in terms of Sappi's
       Articles of Association

O.2.3  Re-elect Sir Anthony Nigel Russell Rudd as a              Mgmt          For                            For
       Director, who retires by rotation in terms
       of Sappi's Articles of Association

O.2.4  Re-elect Mr. Mark Richard Thompson as a Director,         Mgmt          For                            For
       who retires by rotation in terms of Sappi's
       Articles of Association

O.3    Re-appoint Deloitte & Touche as the Auditors              Mgmt          For                            For
       of Sappi Limited for the YE September 2010

O.4    Approve, subject the provisions of the Companies          Mgmt          For                            For
       Act 61 of 1973, as amended and the Listings
       Requirements of the JSE Limited, to place a
       total of 25,000,000 ordinary shares in Sappi
       Limited [comprising ordinary shares in the
       authorized but issued share capital of Sappi
       and/or treasury shares owned by one or more
       subsidiaries of Sappi from time to time], under
       the control of the Directors of Sappi, who
       are authorized by way of a general authority
       to allot and issue or otherwise dispose of
       all or any of such shares to such person's
       on such terms and conditions and at such times
       as the Directors of Sappi may from time to
       time in their discretion deem fit; It is recorded
       that the Listings Requirements [Listings Requirements]
       of the JSE Limited [JSE] currently require,
       inter alia, that a company may only undertake
       a general issue for cash or be generally authorized
       to use treasury shares if; authorized to do
       so by a general authority, which shall only
       be valid until the next annual general meeting
       of the company or for 15 months from the date
       of passing of such resolution, whichever period
       is the shorter; such shares are issued or sold,
       as the case may be, to public shareholders
       [as defined in the Listings Requirements] and
       not to related parties; such shares do not
       in any one financial year in the aggregate
       exceed 15% of the company's issued shares,
       as determined in accordance with paragraph
       5.52[c] of the Listings Requirements, it is
       recorded that the shares contemplated in ordinary
       resolution number 4 constitute approximately
       4.65% of the issued share capital of, Sappi;
       the maximum discount at which such shares may
       be issued or sold as the case may be is 10%
       of the weighted average trading price of such
       shares on the JSE over the 30 business days
       prior to the date of determination of the issue
       or sale price, as the case may be

O.5    Approve, with effect from 01 OCT 2009 and until           Mgmt          For                            For
       otherwise determined by Sappi Limited [Sappi]
       in general meeting, to increase the remuneration
       of the Non-Executive Directors for their services:
       Sappi Board fees: Chairperson   from ZAR 1,650,000
       pa to ZAR 1,765,500 pa; Senior Independent
       Non-Executive Director   If south Africa Resident
       from ZAR 356,000 pa to ZAR 380,900 pa   if
       European resident to GBP 54,600 pa   if USA
       resident to USD 82,700 pa   Other Director
       if South African   from ZAR 237,500 pa to
       ZAR 254,100 pa   if European resident   from
       GBP 35,700 pa to GBP 36,400 pa   if USA resident
       from USD 54,000 pa to USD 55,100 pa

O.6    Authorize any Director of Sappi Limited sign              Mgmt          For                            For
       all such documents and do all such things as
       may be necessary for or incidental to the implementation
       of the resolutions passed at the AGM held on
       01 MAR 2010 or any adjournment thereof

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF BOARD FEES TO RESOLUTION 5. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SAPPI LTD                                                                                   Agenda Number:  702333117
--------------------------------------------------------------------------------------------------------------------------
        Security:  S73544108
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  ZAE000006284
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.S.1  Approve the creation of a ordinary shares                 Mgmt          For                            For

2.S.2  Amend the Articles of Association                         Mgmt          For                            For

3.S.3  Grant authority for specific repurchase                   Mgmt          For                            For

4.S.4  Grant authority for the financial assistance              Mgmt          For                            For

5.O.1  Approve the specific issue of shares for cash             Mgmt          Against                        Against

6.O.2  Grant authority to give effect to the above               Mgmt          For                            For
       resolutions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SASOL LTD                                                                                   Agenda Number:  702132945
--------------------------------------------------------------------------------------------------------------------------
        Security:  803866102
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2009
          Ticker:
            ISIN:  ZAE000006896
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial statements for               Mgmt          For                            For
       the YE 30 JUN 2009

2.1    Re-elect B.P. Connellan as a Director                     Mgmt          For                            For

2.2    Re-elect H.G. Dijkgraaf as a Director                     Mgmt          For                            For

2.3    Re-elect V.N. Fakude as a Director                        Mgmt          For                            For

2.4    Re-elect I.N. Mkhize as a Director                        Mgmt          For                            For

2.5    Re-elect T.A. Wixley as a Director                        Mgmt          For                            For

3.1    Re-elect C. Beggs as a Director in terms of               Mgmt          For                            For
       Article 75 H

3.2    Re-elect M.J.N. Njeke as a Director in terms              Mgmt          For                            For
       of Article 75 H

4.     Re-appoint KPMG Inc as the Auditors                       Mgmt          For                            For

5.S.1  Authorize the Directors to approve a general              Mgmt          For                            For
       repurchase of the Company's ordinary shares

6.O.1  Approve to revise the annual emoluments payable           Mgmt          For                            For
       by the Company or its subsidiaries to Non Executive
       Directors

       Transact other business                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTION.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 SAUDI ARABIA INVESTMENT FUND LTD, GUERNSEY                                                  Agenda Number:  702099359
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7815H105
    Meeting Type:  EGM
    Meeting Date:  16-Oct-2009
          Ticker:
            ISIN:  GB0000447960
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Articles 1, 158, 159, 158(3), 158(4)            Mgmt          No Action
       and 159 of the Articles of Incorporation of
       the Company; reclassify with effect from 8.00
       a.m. on 30 OCT 2009 each Share in issue at
       the date of passing this resolution as: an
       A Share to the extent that the Share is the
       subject of a valid election for the Al-Musahem
       Option; or a B Share to the extent that the
       Share is the subject of a valid election or
       a deemed Election for the Cash Option; 1.3)
       the A Shares and B Shares [together referred
       to as "Reclassified Shares"] shall have the
       rights attached to them and be subject to the
       conditions set out in the Company's Articles
       of Incorporation as amended pursuant to paragraph
       1.1 of this Resolution above; approve, subject
       to paragraph 3 of this resolution and notwithstanding
       anything in the Articles of Incorporation of
       the Company or any prospectus or offering Memorandum
       of the Company to the contrary, the Scheme
       and authorize the Directors of the Company
       and the Liquidators [as defined in or for the
       purposes of the Scheme], when appointed, [in
       so far as they are not already authorized by
       the Articles of Incorporation of the Company]
       to implement the Scheme and to execute any
       document and do any act or thing for the purpose
       of carrying the Scheme into effect and, in
       particular [but without prejudice to the generality
       of the foregoing]; authorize the Directors
       of the Company to enter into, and the Liquidators
       and directed, to give effect to, the transfer
       agreement in the form of the draft which is
       produced to the meeting and signed for the
       purpose of identification by the chairman of
       the meeting with such modifications thereto
       as the parties to such agreement may agree
       [the "Transfer Agreement"]; the A Fund be transferred
       to the Al-Musahem Fund upon the terms and subject
       to the conditions of the Transfer Agreement;
       the Liquidators to request the Al-Musahem Fund
       to issue Units, on the basis described in the
       Transfer Agreement, to the holders of A Shares
       [as referred to in Article 158 of the Articles
       of Incorporation of the Company as amended
       by paragraph 1.1.4 of this resolution] by way
       of satisfaction and discharge of their respective
       interest in so much of the undertaking, property
       and assets of the Company as shall be transferred
       to Samba Capital, acting as custodian of the
       Al-Musahem Fund, in accordance therewith and
       with the Scheme; and the Liquidators and directed
       to distribute cash to the holders of B Shares
       [as referred to in Article 158 of the Articles
       of Incorporation of the Company as amended
       by paragraph 1.1.4 of this resolution]; 3.1
       paragraph 2 of this resolution is conditional
       in all respects on; (i) the conditions to paragraph
       1 of this resolution being fulfilled; and (ii)
       the passing on or before 30 November, 2009
       of the special resolution contained in the
       notice of the general meeting of the Company
       convened for 30 OCT 2009; 3.2. Words and expressions
       used or defined in the Circular to shareholders
       dated 16 SEP 2009 [a copy of which is produced
       to the meeting and signed by the chairman for
       the purposes of identification] shall have
       the same meanings where used in this resolution,
       except where the context otherwise requires




--------------------------------------------------------------------------------------------------------------------------
 SAUDI ARABIA INVESTMENT FUND LTD, GUERNSEY                                                  Agenda Number:  702099361
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7815H105
    Meeting Type:  EGM
    Meeting Date:  13-Nov-2009
          Ticker:
            ISIN:  GB0000447960
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve that: the Company be wound up voluntarily         Mgmt          For                            For
       under the provisions of Section 391 of the
       Companies [Guernsey] Law, 2008, as amended,
       and appoint Nicholas Vermeulen and Stephen
       Le Page [as joint liquidators] [the Liquidators],
       both of PricewaterhouseCoopers CI LLP, PO Box
       321, National Westminster House, Le Truchot,
       St Peter Port, Guernsey, GY1 4ND, as the Joint
       Liquidators for the purpose of such winding
       up and any powers conferred on them by law
       or by this resolution may be exercised, and
       any act required or authorized under any enactment
       to be done by them, may be done by them jointly
       or by each of them alone; to fix the remuneration
       of the Liquidators on the basis of time properly
       spent by them and Members of their staff in
       attending to matters arising prior to and during
       the winding up of the Company and authorize
       the Liquidators to draw such remuneration monthly
       or at such longer intervals as they may determine
       and to pay any expenses properly incurred by
       them to give effect to the Scheme; and the
       Company's books and records be held by its
       administrator to the order of the Liquidators
       until the expiry of 2 years after the date
       of dissolution of the Company when they may
       be disposed of [save for financial and trading
       records, which shall be kept for a minimum
       of 6 years following vacation of the Liquidators
       from office]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SAVA KRANJ D.D., KRANJ                                                                      Agenda Number:  702456408
--------------------------------------------------------------------------------------------------------------------------
        Security:  X7609E103
    Meeting Type:  AGM
    Meeting Date:  14-Jun-2010
          Ticker:
            ISIN:  SI0031108457
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 704616 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A MEETING-SPECIFICNon-Voting    No vote
       POWER OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. THE POASHOULD BE PRINTED ON COMPANY
       LETTERHEAD AND SIGNED ACCORDING TO SIGNATORY
       LIST IN PLACE. THE POA MUST ALSO BE NOTARIZED
       AND APOSTILLIZED. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE FOR DETAILS. THANK YOU.

1.     Election of the shareholders' meeting bodies              Mgmt          For                            For

2.     Approve the proposal for using the accumulated            Mgmt          For                            For
       profit and adopting the reports and accounts
       of the Board of Management and Supervisory
       Board audited balance sheet in the amount of
       EUR 36, 646, 813, 29 be used as follows: EUR
       6, 411, 833, 60 for dividends (EUR 3, 20 dividend
       per share) EUR 30, 234, 979, 69 remains undistributed,
       discharges the Board of Management and Supervisory
       Board

3.     Appointment of an Auditor                                 Mgmt          For                            For

4.     Approve the variable payment for Supervisory              Mgmt          For                            For
       Board Members

5.     Approve the determination of gross attendance             Mgmt          For                            For
       fees for the Supervisory Board members and
       members of its commissions

6.     Approve the harmonization of the Articles of              Mgmt          For                            For
       Association with the Companies Act-1c




--------------------------------------------------------------------------------------------------------------------------
 SBERBANK SAVINGS BANK OF RUSSIAN FEDERATION OJSC, MOSCOW                                    Agenda Number:  702447017
--------------------------------------------------------------------------------------------------------------------------
        Security:  80529Q205
    Meeting Type:  OGM
    Meeting Date:  04-Jun-2010
          Ticker:
            ISIN:  US80529Q2057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Sberbank's annual report for 2009             Mgmt          For                            For

2      Approve the Sberbank's financial report for               Mgmt          For                            For
       2009, including accounting        balance,
       profit and loss account  financial statements

3      Approve the distribution of Sberbank's profits;           Mgmt          For                            For
       to pay dividends of RUB 0.08  per Sberbank's
       ordinary share and RUB 0.45 per Sberbank's
       preferred share

4      Approve ZAO Ernst & Young Vneshaudit as the               Mgmt          For                            For
       Auditor of Sberbank's for 2010 an Q1 2011

0      PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE   ELECTION OF
       DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
       REMOVED FOR THIS       MEETING. PLEASE NOTE
       THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE
       CUMULATED.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.

5.1    Election of Sergei Ignatiev as the Member of              Mgmt          For                            For
       the Supervisory Board

5.2    Election of Alexei Ulukaev as the Member of               Mgmt          For                            For
       the Supervisory Board

5.3    Election of Georgy Luntovsky as the Member of             Mgmt          For                            For
       the Supervisory Board

5.4    Election of Valery Tkachenko as the Member of             Mgmt          For                            For
       the Supervisory Board

5.5    Election of Nadezhda Ivanova as the Member of             Mgmt          For                            For
       the Supervisory Board

5.6    Election of Sergei Shvetsov as the Member of              Mgmt          For                            For
       the Supervisory Board

5.7    Election of Konstantin Shor as the Member of              Mgmt          For                            For
       the Supervisory Board

5.8    Election of Arkady Dvorkovich as the Member               Mgmt          For                            For
       of the Supervisory Board

5.9    Election of Alexei Kudrin as the Member of the            Mgmt          For                            For
       Supervisory Board

5.10   Election of Elvira Nabiullina as the Member               Mgmt          For                            For
       of the Supervisory Board

5.11   Election of Andrei Belousov as the Member of              Mgmt          For                            For
       the Supervisory Board

5.12   Election of Alexei Savatyugin as the Member               Mgmt          For                            For
       of the Supervisory Board

5.13   Election of Sergei Guriev as the Member of the            Mgmt          For                            For
       Supervisory Board

5.14   Election of Rajat Kumar Gupta as the Member               Mgmt          For                            For
       of the Supervisory Board

5.15   Election of Kairat Kelimbetov as the Member               Mgmt          For                            For
       of the Supervisory Board

5.16   Election of Vladimir Mau as the Member of the             Mgmt          For                            For
       Supervisory Board

5.17   Election of Herman Gref as the Member of the              Mgmt          For                            For
       Supervisory Board

5.18   Election of Bella Zlatkis as the Member of the            Mgmt          For                            For
       Supervisory Board

6.1    Election of Vladimir Volkov as the Member of              Mgmt          For                            For
       Sberbank's Audit Commission

6.2    Election of Ludmila Zinina as the Member of               Mgmt          For                            For
       Sberbank's Audit Commission

6.3    Election of Olga Polyakova as the Member of               Mgmt          For                            For
       Sberbank's Audit Commission

6.4    Election of Valentina Tkachenko as the Member             Mgmt          For                            For
       of Sberbank's Audit Commission

6.5    Election of Natalia Polonskaya as the Member              Mgmt          For                            For
       of Sberbank's Audit Commission

6.6    Election of Maxim Dolzhnikov as the Member of             Mgmt          For                            For
       Sberbank's Audit Commission

6.7    Election of Julia Isakhanova as the Member of             Mgmt          For                            For
       Sberbank's Audit Commission

7      Approve the payment of the remuneration to each           Mgmt          For                            For
       Member of Sberbank_s          Supervisory Board,
       except for Rajat Kumar Gupta, subject to their
       consent in  accordance with the Russian law,
       in the amount of: RUB 3,500,000 to each
       Independent Member acting as a Chairman of
       Supervisory Board Committee; RUB   2,500,000
       to each Independent Member not acting as a
       Chairman of Supervisory  Board Committee: RUB
       1,000,000 to each Member not qualified as Independent;
       to pay EUR 428,571.43 remuneration to the
       Member of Sberbank's Supervisory    Board Rajat
       Kumar Gupta and reimburse expenses connected
       with acting as a     Member of Supervisory
       Board in the amount of not exceeding USD 15,714.29;
       to  pay RUB 750,000 remuneration to the Chairman
       of Sberbank's Audit Commission   and RUB 500,000
       remuneration to each Member of the Audit Commission
       subject   to their consent in accordance with
       the Russian law

8      Approve the new edition of the Charter of Sberbank        Mgmt          For                            For

9      Approve the new edition of the regulation on              Mgmt          For                            For
       the Management Board




--------------------------------------------------------------------------------------------------------------------------
 SBERBANK SAVINGS BANK OF RUSSIAN FEDERATION OJSC, MOSCOW                                    Agenda Number:  702400906
--------------------------------------------------------------------------------------------------------------------------
        Security:  X76318116
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2010
          Ticker:
            ISIN:  RU0009029557
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 694548 DUE TO CHANGE IN VOTIN G STATUS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Approve the annual report as of FY 2009                   Non-Voting    No vote

2.     Approve the annual accounting report as of FY             Non-Voting    No vote
       2009

3.     Approve the distribution of profit and losses,            Non-Voting    No vote
       dividend payments as of 2009 FY at RUB 0.08
       per ordinary share and RUB 0.45 per preferred
       share

4.     Approve the Auditor                                       Non-Voting    No vote

5.     Election of the Supervisory Board                         Non-Voting    No vote

6.     Election of the Audit Commission                          Non-Voting    No vote

7.     Approve the remuneration and compensation to              Non-Voting    No vote
       be paid to the Members of the Supervisory Board

7.     Approve the remuneration and compensation to              Non-Voting    No vote
       be paid to the Members of the Supervisory Board

8.     Approve the introduction of new edition of the            Non-Voting    No vote
       charter of the Company

9.     Approve the new edition of the provision on               Non-Voting    No vote
       the Executive Board of the Company




--------------------------------------------------------------------------------------------------------------------------
 SBERBANK SAVINGS BANK OF RUSSIAN FEDERATION OJSC, MOSCOW                                    Agenda Number:  702430214
--------------------------------------------------------------------------------------------------------------------------
        Security:  X76318108
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2010
          Ticker:
            ISIN:  RU0009029540
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 684542 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approve the annual report as of FY 2009                   Mgmt          For                            For

2      Approve the annual financial statement of the             Mgmt          For                            For
       Company based on the results of the reporting
       2009 FY

3      Approve the distribution of profit and losses,            Mgmt          For                            For
       dividend payments as of 2009 FY at RUB 0.08
       per ordinary share and RUB 0.45 per preferred
       share

4      Approve the Auditor                                       Mgmt          For                            For

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE NOTE THAT ONLY A VOTE
       "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS.

5.1    Election of Ignat'ev Sergey Mikhailovich as               Mgmt          For                            For
       a Board of Director

5.2    Election of Ulukaev Alexey Valentinovich as               Mgmt          For                            For
       a Board of Director

5.3    Election of Luntovsky Georgy Ivanovich as a               Mgmt          For                            For
       Board of Director

5.4    Election of Tkachenko Valery Victorovich as               Mgmt          For                            For
       a Board of Director

5.5    Election of Ivanova Nadezhda Ur'evna as a Board           Mgmt          For                            For
       of Director

5.6    Election of Shvetsov Sergey Anatol'evich as               Mgmt          For                            For
       a Board of Director

5.7    Election of Shor Konstantin Borisovich as a               Mgmt          For                            For
       Board of Director

5.8    Election of Dvorkovich Arcadiy Vladimirovich              Mgmt          For                            For
       as a Board of Director

5.9    Election of Kudrin Alexey Leonidovich as a Board          Mgmt          For                            For
       of Director

5.10   Election of Nabiullina Elvira Sahipzadovna as             Mgmt          For                            For
       a Board of Director

5.11   Election of Belousov Andrey Removich as a Board           Mgmt          For                            For
       of Director

5.12   Election of Savatugin Alexey L'vovich as a Board          Mgmt          For                            For
       of Director

5.13   Election of Guriev Sergey Maratovich as a Board           Mgmt          For                            For
       of Director

5.14   Election of Gupta Radzhat Kumar as a Board of             Mgmt          For                            For
       Director

5.15   Election of Kelimbetov Kairat Nematovich as               Mgmt          For                            For
       a Board of Director

5.16   Election of Mau Vladimir Alexandrovich as a               Mgmt          For                            For
       Board of Director

5.17   Election of Gref German Oskarovich as a Board             Mgmt          For                            For
       of Director

5.18   Election of Zlatkis Bella Il'inichna as a Board           Mgmt          For                            For
       of Director

6.1    Election of Volkov Vladimir Mikhailovich as               Mgmt          For                            For
       a Member to the Auditing Committee

6.2    Election of Zinina Ludmila Anatol'evna as a               Mgmt          For                            For
       Member to the Auditing Committee

6.3    Election of Polyakova Olga Vasil'evna as a Member         Mgmt          For                            For
       to the Auditing Committee

6.4    Election of Tkachenko Valentina Ivanovna as               Mgmt          For                            For
       a Member to the Auditing Committee

6.5    Election of Polonskya Nataliya Ivanovna as a              Mgmt          For                            For
       Member to the Auditing Committee

6.6    Election of Dolzhnikov Maxim Leonidovich as               Mgmt          For                            For
       a Member to the Auditing Committee

6.7    Election of Isahanova Uliya Ur'evna as a Member           Mgmt          For                            For
       to the Auditing Committee

7      Approve the remuneration and compensation to              Mgmt          For                            For
       be paid to the Members of the Supervisory Board

8      Approve the new edition of the Charter of the             Mgmt          For                            For
       Company

9      Approve the new edition of the provision on               Mgmt          For                            For
       the Executive Board of the Company




--------------------------------------------------------------------------------------------------------------------------
 SECHABA BREWERY HOLDINGS LTD                                                                Agenda Number:  702088279
--------------------------------------------------------------------------------------------------------------------------
        Security:  V7878K105
    Meeting Type:  AGM
    Meeting Date:  22-Sep-2009
          Ticker:
            ISIN:  BW0000000140
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to sign the minutes of the 2008 AGM               Mgmt          For                            For

2.     Receive and adopt the annual financial statements         Mgmt          For                            For
       for the YE 31 MAR 2009

3.     Approve the dividends declared by the Directors           Mgmt          For                            For
       on: 08 AUG 2008-first interim dividend of 22
       thebe per share; 29 SEP 2008: second interim
       dividend of 29 thebe per share; 03 MAR 2009:
       third interim dividend of 35 thebe per share;
       27 MAR 2009: fourth and final dividend of 23
       thebe per share

4.     Appoint Mr. L. J. Matsela as a Director and               Mgmt          For                            For
       Mrs. T Kgatlwane as an Alternate Director to
       Mr. T Kobedi; approve to note the resignation
       of Mr. R Goelzscho; and re-elect the Directors
       in place of Ms M. M. Nithebolan and Mr. T Kobedi
       who retire by rotation

5.     Approve the Directors' remuneration                       Mgmt          For                            For

6.     Re-appoint PricewaterhouseCoopers as the External         Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration for the YE 31 MAR 2009

7.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SEFALANA HOLDINGS COMPANY                                                                   Agenda Number:  702118084
--------------------------------------------------------------------------------------------------------------------------
        Security:  V7880K101
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2009
          Ticker:
            ISIN:  BW0000000157
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements for            Mgmt          For                            For
       the YE 30 APR 2009 together with the Directors'
       and the Auditors' reports thereon

2.     Approve the final dividend of 20 thebe per share          Mgmt          For                            For

3.     Re-elect Mr. Chandra Chauhan and Mr. Venkit               Mgmt          For                            For
       Iyer as the Directors, who retire by rotation

4.     Approve the remuneration of the Directors for             Mgmt          For                            For
       the YE 30 APR 2009 as required by the Articles
       of Association and as detailed on note 12 to
       the financial statements

5.     Approve the remuneration of the Auditors for              Mgmt          For                            For
       the YE 30 APR 2009

6.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       for the forthcoming FY

7.     Authorize the Directors to allot the unissued             Mgmt          For                            For
       shares of the Company, as they deem fit, until
       the next AGM

8.     Transact such other business as may be transacted         Mgmt          For                            Against
       at an AGM




--------------------------------------------------------------------------------------------------------------------------
 SEKERBANK T A S, ISTANBUL                                                                   Agenda Number:  702317896
--------------------------------------------------------------------------------------------------------------------------
        Security:  M82584109
    Meeting Type:  OGM
    Meeting Date:  20-Apr-2010
          Ticker:
            ISIN:  TRASKBNK91N8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening, forming the Presidency of Board and              Mgmt          No Action
       authorize the Board Members to   sign the minutes
       of meeting

2      Approve to examine and discuss the reports of             Mgmt          No Action
       Board Members and Auditors

3      Approve the report of the Independent Audit               Mgmt          No Action
       firm

4      Approve the balance sheet and profit/loss report          Mgmt          No Action

5      Approve the determination on dividend distribution        Mgmt          No Action

6      Approve the capital increase and amend item               Mgmt          No Action
       8 of Articles of Association

7      Amend items 4 and 5 of Articles of Association            Mgmt          No Action

8      Appointment of Board members and Auditors                 Mgmt          No Action

9      Approve to release the Board members and the              Mgmt          No Action
       Auditors

10     Election of the Board Members and approve to              Mgmt          No Action
       determine their terms of office

11     Election of the Auditors and approve to determine         Mgmt          No Action
       their terms of office

12     Approve to determine the wages and attendance             Mgmt          No Action
       fees of Board Members and the   Auditors

13     Approve to inform the shareholders about donations        Mgmt          No Action

14     Approve to inform the shareholders about given            Mgmt          No Action
       collaterals, mortgages, pawns  and pledges
       to third parties

15     Approve to permit the Board Members as per items          Mgmt          No Action
       334 and 335 of tcc

16     Wishes and closing                                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 SELCUK ECZA DEPOSU TICARET VE SANAYI AS, STANBUL                                            Agenda Number:  702309495
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8272M101
    Meeting Type:  OGM
    Meeting Date:  20-Apr-2010
          Ticker:
            ISIN:  TRESLEC00014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Approve the election of the Presidential Board            Mgmt          No Action

2      Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the meeting

3      Approve the activities report of the Board of             Mgmt          No Action
       Directors, Auditors report and  financial statements,
       presentation of information about the donations
       and     contributions of the year 2009

4      Approve the absolving the Members of the Board            Mgmt          No Action
       of Directors and the Auditors  for the Company's
       activities in 2009

5      Approve the decision on the profit distribution           Mgmt          No Action
       proposal of the Board of      Directors for
       year 2009

6      Approve the submitting the election of the Independent    Mgmt          No Action
       Auditing Company Engin Bagimsiz Den Etim Ve
       Serbest Muhasebecilik Mali Musavirl Ik A.S.
       for general  assemblys approval

7      Authorize the Board members according to the              Mgmt          No Action
       Articles 334 and 335 of the      Turkish Commercial
       Code

8      Wishes                                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 SESA GOA LTD                                                                                Agenda Number:  702022207
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7673N111
    Meeting Type:  EGM
    Meeting Date:  09-Jul-2009
          Ticker:
            ISIN:  INE205A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81(1A) and other applicable provisions,
       if any, of the Companies Act, 1956 [including
       any amendment thereto or re-enactment thereof]
       and in accordance with the provisions of the
       Articles of Association of the Company, the
       Listing Agreements entered into between the
       Company and stock exchanges, the guidelines
       and clarifications issued by the RBI, SEBI
       and any other statutory/regulatory authorities,
       and subject to all such other approvals, permissions,
       consents and sanctions, as may be necessary
       and subject to such conditions and modifications
       as may be agreed to by the Board of Directors
       of the Company [hereinafter referred to as
       the Board, which term shall also include any
       committee constituted/to be constituted by
       the Board for exercising the powers conferred
       on the Board by this resolution], to create,
       offer, issue and allot up to 3,32,74,000 equity
       shares of INR 1 each to Promoters and its associates
       [as specified], on preferential allotment basis,
       on such terms and conditions and in such manner
       as the Board may think fit, without offering
       the same to any other person, whether or not
       they are Members of the Company; approve that:
       i)the equity shares created, issued, offered
       and allotted shall be subject to the provisions
       of the Memorandum and Articles of Association
       of the Company; ii) the relevant date for calculating
       the issue price of the shares shall be 09 JUN
       2009, being the date 30 days prior to the date
       of passing of this resolution; iii) all such
       shares issued and allotted by the Board pursuant
       to the authority hereby given shall rank pari-passu
       inter-se and with then existing equity shares
       of the Company in all respects save and except
       that they shall rank for dividend from the
       relevant FY in which they are allotted; authorize
       the Board, for the purpose of giving effect
       to above, to take all actions and do all such
       deeds, matters and things as it may, in its
       absolute discretion, deem necessary, desirable
       or expedient to effect the offer, issue or
       allotment of aforesaid equity shares to Promoters
       and its associates and listing thereof with
       the stock exchange(s) as appropriate and to
       resolve and settle all questions and difficulties
       that may arise in the proposed issue and allotment
       of any of the said equity shares and to do
       all acts, deeds and things in connection therewith
       and incidental thereto as the Board in its
       absolute discretion deem fit, and further to
       do all such acts, deeds, matters and things
       and to finalize and execute all documents,
       papers, agreements, deeds and writings as may
       be necessary, desirable or expedient as it
       may deem fit and to delegate all or any of
       the powers herein conferred to any Committee
       Directors, or whole-time Directors or any one
       or more whole-time Directors or officers of
       the Company to give effect to the aforesaid
       resolution




--------------------------------------------------------------------------------------------------------------------------
 SESA GOA LTD                                                                                Agenda Number:  702052868
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7673N111
    Meeting Type:  AGM
    Meeting Date:  13-Aug-2009
          Ticker:
            ISIN:  INE205A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009 and the profit & loss account
       for the YE on that date and the reports of
       the Directors and the Auditors thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Mr. P. G. Kakodkar as a Director,              Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. A. Pradhan as a Director, who              Mgmt          For                            For
       retires by rotation

5.     Appoint the Auditors to hold office from the              Mgmt          For                            For
       conclusion of this meeting until the conclusion
       of the next AGM and approve to fix their remuneration

6.     Re-appoint Mr. Prasun Kumar Mukherjee as the              Mgmt          For                            For
       Managing Director of the Company, pursuant
       to the provisions of Sections 198, 269, 309,
       310 and other applicable provisions, if any,
       of the Companies Act, 1956, for a period of
       3 years with effect from 01 APR 2009 and approve
       the payment of a remuneration with base salary
       of INR 4,65,000 per month in the scale of INR
       4,00,000 to INR 8,00,000 as specified, with
       a liberty to the Board of Directors to alter
       and vary such terms and conditions including
       remuneration so as not to exceed the limits
       specified in Part I, i.e. in case of profit,
       and Part II, i.e. in case of inadequacy of
       profit, of Schedule XIII to the Companies Act,
       1956 or any amendments thereto as may be agreed
       to by the Board of Directors and Mr. P.K Mukherjee
       during the aforesaid period

7.     Re-appoint Mr. Arun Kumar Rai as a Whole time             Mgmt          For                            For
       Director of the Company, pursuant to the provisions
       of Sections 198, 269, 309, 310 and other applicable
       provisions, if any, of the Companies Act, 1956,
       with effect from 01 FEB 2009 up to 31 JUL 2011
       and approve the payment of a remuneration with
       base salary of INR 2,00,000 per month in the
       scale of INR 1,50,000 to INR 5,00,000 as specified,
       with a liberty to the Board of Directors to
       alter and vary such terms and conditions including
       remuneration so as not to exceed the limits
       specified in Part I, i.e. in case of profit
       and Part II, i.e. in case of inadequacy of
       profit of Schedule XIII to the Companies Act,
       1956 or any amendments thereto as may be agreed
       to by the Board of Directors and Mr. Arun K.
       Rai during the aforesaid period

8.     Re-appoint Mr. Hari Prasad Unni Krishnan Nair             Mgmt          For                            For
       as a Whole time Director of the Company, pursuant
       to the provisions of Sections 198, 269, 309
       310 and other applicable provisions, if any
       of the Companies Act, 1958, with effect from
       01 FEB 2009 up to 30 SEP 2009 and approve the
       payment of a remuneration with base salary
       of INR 1,80,000 per month in the scale of INR
       1,50,000 to INR 5,00,000 as specified, with
       a liberty to the Board of Directors to after
       and vary such terms and conditions including
       remuneration so as not to exceed the limits
       specified in Part I, i.e. in case of profit
       and Part II, i.e:, in case of inadequacy of
       profit of Schedule XIII to the Companies Act,
       1956 or any amendments thereto as may be agreed
       to by the Board of Directors and Mr. Hari Prasad
       Unni Krishnan Nair during the aforesaid period

9.     Appoint Mr. M. D. Phal as a Whole time Director           Mgmt          For                            For
       of the Company, pursuant to the provisions
       of Sections 198, 269, 309 and other applicable
       provisions, if any, of the Companies Act, 1956,
       with effect from 21 DEC 2008 up to 30 APR 2009
       and approve the payment of a remuneration with
       base salary of INR 1,55,000 per month in the
       scale of INR 1,50,000 to INR 5,00,000 as specified,
       with a liberty to the Board of Directors to
       alter and vary such terms and conditions including
       remuneration so as not to exceed the limits
       specified in Part I, i.e. in case of profit
       and Part II, i.e., in case of inadequacy of
       profit of Schedule XIII to the Companies Act,
       1956 or any amendments thereto as may be agreed
       to by the Board of Directors and Mr. M. D.
       Phal during the aforesaid period

S.10   Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       Sections 309(4) and 310 of the Companies Act,
       1956, to decide a payment of commission to
       the Non Whole time Directors of the Company
       resident in India, not being Managing/Whole
       time Directors [in such manner as the Board
       of Directors may from time to time determine]
       up to INR 50 lakhs per annum computed in the
       manner laid down in Section 198 (1) of the
       Companies Act, 1956




--------------------------------------------------------------------------------------------------------------------------
 SESA GOA LTD                                                                                Agenda Number:  702106142
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7673N111
    Meeting Type:  EGM
    Meeting Date:  20-Oct-2009
          Ticker:
            ISIN:  INE205A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81[1A] and other applicable provisions,
       if any, of the Companies Act, 1956, as amended
       or restated[(the Companies Act], the listing
       agreements with each of the stock exchanges
       where the Companys equity shares are listed
       and the provisions of the Foreign Exchange
       Management Act, 1999, as amended or restated,
       the Foreign Exchange Management [Transfer or
       Issue of Security by a Person Resident Outside
       India] Regulations, 2000, as amended or restated,
       the Foreign Exchange Management [Borrowing
       or Lending in Rupees] Regulations, 2000, as
       amended or restated, the Issue of Foreign Currency
       Convertible Bonds and Ordinary Shares [Through
       Depository Receipt Mechanism] Scheme, 1993,
       as amended or restated, the Securities and
       Exchange Board of India [Issue of Capital and
       Disclosure Requirements] Regulations, 2009,
       as amended or restated [the ICDR Regulations],
       as applicable and such other statutes, notifications,
       circulars, rules and regulations as may be
       applicable and relevant, each as amended or
       restated, and the Memorandum and Articles of
       Association of the Company, as amended, and
       subject to such approvals, consents, permissions
       and sanctions, if any, of the Government of
       India, the Reserve Bank of India [the RBI],
       the Foreign Investment Promotion Board [the
       FIPB], the Securities and Exchange Board of
       India [the SEBI], the relevant Registrar of
       Companies, the relevant stock exchanges and
       any other regulatory authority as may be required
       under applicable law or regulation, and subject
       to such conditions as may be prescribed by
       any of them in granting such approvals, consents,
       permissions and sanctions which may be agreed
       to by the Board of Directors of the Company
       [the Board, which term shall be deemed to include
       any committee constituted or to be constituted
       by the Board, or any person(s) authorized by
       the Board or its committee for such purposes],
       and to create, offer, issue and allot in the
       course of either 1 or more international offering(s),
       in 1 or more foreign markets and/or in the
       course of 1 or more domestic offering(s) in
       India, including by way of a qualified institutions
       placement under the ICDR Regulations [QIP],
       such number of equity shares and/or any securities
       linked to, convertible into or exchangeable
       for equity shares including without limitation
       through Global Depository Receipts [GDRs] and/or
       American Depository Receipts [ADRs] and/or
       convertible preference shares and/or convertible
       debentures [compulsorily and/or optionally,
       fully and/or partly] and/or non-convertible
       debentures [or other securities] with warrants
       and/or warrants with a right exercisable by
       the warrant holder to exchange or convert such
       warrants with equity shares of the Company
       at a later date simultaneously with the issue
       of non-convertible debentures and/or Foreign
       Currency Convertible Bonds [FCCBs] and/or Foreign
       Currency Exchangeable Bonds [FCEBs] and/or
       any other permitted fully and/or partly paid
       securities/instruments/warrants, convertible
       into or exchangeable for equity shares at the
       option of the Company and/or the holder(s)
       of the security(ies), and/or securities linked
       to equity shares, [hereinafter collectively
       referred to as the Securities], in 1 or more
       tranches, whether rupee-denominated or denominated
       in foreign currency, to such investors who
       are eligible to acquire such Securities in
       accordance with all applicable laws, rules,
       regulations, guidelines and approvals, through
       public issue(s), rights issue(s), preferential
       issue(s), private placement(s) or any combination
       thereof, through any prospectus, offer document,
       offer letter, offer circular, placement document
       or otherwise, at such time or times and at
       such price or prices subject to compliance
       with all applicable laws, rules regulations,
       guidelines and approvals, at a discount or
       premium to market price or prices in such manner
       and on such terms and conditions including
       as regards security, rate of interest, etc.,
       as may be deemed appropriate by the Board in
       its absolute discretion, subject to compliance
       with all applicable laws, rules, regulations,
       guidelines and approvals, for an aggregate
       amount, in 1 or more offering(s) and/or in
       1 or more tranches, not exceeding INR 6,000
       crores [inclusive of any green shoe or over-allotment
       option], either by way of offer for sale or
       a sponsored issue of Securities [by 1 or more
       existing shareholders of the Company] or through
       a fresh issue of Securities or in any combination
       thereof, and the Board shall have the discretion
       to determine the categories of eligible investors
       to whom the offer, issue and allotment shall
       be made to the exclusion of all other categories
       of investors at the time of such offer, issue
       and allotment considering the prevailing market
       conditions and all other relevant factors and
       wherever necessary in consultation with advisor(s),
       lead manager(s), and underwriter(s) appointed
       by the Company; without prejudice to the generality
       of the above, the issue(s) of Securities may,
       subject to compliance with all applicable laws,
       rules, regulations, guidelines and approvals,
       have all or any terms, or combination of terms,
       in accordance with domestic and/or international
       practice, including, but not limited to, conditions
       in relation to payment of interest, additional
       interest, premium on redemption, prepayment
       and any other debt service payments whatsoever
       and all other such terms as are provided in
       offerings of such nature including terms for
       issue of additional equity shares or variation
       of the conversion price of the Securities during
       the duration of the Securities; and authorize
       the Company and/or any agency or body authorized
       by the Company may, subject to compliance with
       all applicable laws, rules, regulations, guidelines
       and approvals, issue certificates and/or depository
       receipts including global certificates representing
       the Securities with such features and at tributes
       as are prevalent in international and/or domestic
       capital markets for instruments of such nature
       and to provide for the tradability or transferability
       thereof as per the international and/ or domestic
       practices and regulations, and under the forms
       and practices prevalent in such international
       and/or domestic capital markets; and the Securities
       issued in foreign markets shall be deemed to
       have been made abroad and/or at the place of
       issue of the Securities in international capital
       markets and shall be governed by the applicable
       domestic/foreign laws and regulations; and
       the Company may enter into any arrangement
       with any agency or body for the issue, upon
       conversion of the Securities, of equity shares
       of the Company in registered or bearer form
       with such features and at tributes as are prevalent
       in international capital markets for instruments
       of this nature and to provide for the tradeability
       or free transferability thereof as per the
       international practices and regulations, and
       under the forms and practices prevalent in
       international capital markets; and the Securities
       may be redeemed and/or converted into and/or
       exchanged for the equity shares of the Company,
       subject to compliance with all applicable laws,
       rules, regulations, guidelines and approvals,
       in a manner as may be provided in the terms
       of their issue; authorize the Board to issue
       and allot such number of equity shares of the
       Company, as may be required to be issued and
       allotted upon conversion, exchange, redemption
       or cancellation.......Contd;

       ........Contd; of any of the Securities or as             Non-Voting    No vote
       may be necessary in accordance with the terms
       of the offering(s), and all such equity shares
       shall rank pari passu with the existing equity
       shares of the Company in all respects, except
       such right as to dividend as may be provided
       under the terms of the issue and in the offer
       document, if any; and the relevant date for
       the purpose of pricing of the Securities (i)
       by way of QIP/GDRs/ADRs/FCCBs/FCEBs or by way
       of any preferential issue(s), shall be the
       date as specified under the applicable law
       or regulation, or (ii) in the event of conversion
       or exchange of Securities issued under a QIP,
       shall be the date of the meeting in which the
       Board decides to open the issue; and for the
       purpose of giving effect to the above resolutions,
       to do all such acts, deeds, matters and/or
       things, including, but not limited to, finalization
       and approval of the preliminary as well as
       the final document(s), determining the form
       and manner of the issue, including the class
       of investors to whom the Securities are to
       be issued and allotted, the number of the Securities
       to be allotted, the issue price, the face value,
       the premium amount on the issue/ conversion/exchange
       of the Securities, if any, the rate of interest,
       the execution of various transaction documents,
       creation of mortgage/charge in accordance with
       Section 293(1)(a) of the Companies Act in respect
       of any Securities, either on a pari passu basis
       or otherwise, as it may in its absolute discretion
       deem fit and to settle all questions, difficulties
       or doubts that may arise in relation to the
       issue, offer or allotment of the Securities,
       including amending the terms of the Securities
       and subject to applicable law, for the utilization
       of the issue proceeds as it may in its absolute
       discretion deem fit without being required
       to seek any further consent or approval of
       the members or otherwise to the end and intent
       and that the members shall be deemed to have
       given their approval thereto for all such acts,
       deeds, matters and/or things, expressly by
       the authority of this resolution; and to appoint
       such consultants, lead managers, under writers,
       guarantor(s), depositories, custodian(s), registrar(s),
       agent(s) for ser vice of process, authorized
       representatives, trustee(s), banker(s), lawyer(s),
       merchant banker(s) and any other advisor(s),
       professional(s) and intermediaries, as may
       be required and to pay them such fees, commission
       and other expenses as it deems fit and enter
       into or execute all such agreements/ arrangement(s)/
       MOU(s)/ placement agreement(s)/ under writing
       agreement(s)/ deposit agreement(s)/ trust deed(s)/
       subscription agreement/ payment and conversion
       agency agreement/ any other agreement(s) or
       document(s) with any such agencies, listing
       of Securities in domestic and/or international
       stock exchanges, authorizing any director(s)
       or any officer(s) of the Company, severally,
       to sign for and on behalf of the Company offer
       document(s), agreement(s), arrangement(s),
       application(s), authority letter(s), or any
       other related paper(s)/document(s), give any
       under taking(s), affidavit(s), certification(s),
       declaration(s) as he/she may in his/her absolute
       discretion deem fit including without limitation
       the authority to amend or modify such document(s);
       and authorize the Board and other designated
       officers of the Company, to make all filings
       including as regards the requisite listing
       application/prospectus/offer document/registration
       statement, or any draft(s) thereof, or any
       amendments or supplements thereof, and of any
       other relevant documents with the stock exchanges
       [in India or abroad], the RBI, the FIPB, the
       SEBI, the Registrar of Companies and such other
       authorities or institutions in India and/or
       abroad for this purpose and to do all such
       acts, deeds and things as may be necessary
       or incidental to give effect to the resolutions
       above and the Common Seal of the Company be
       affixed wherever necessary; and authorize the
       Board to severally delegate all or any of its
       powers herein conferred to any Committee of
       Directors or any Executive Director or Directors
       or any other officer of the Company, in order
       to give effect to the above resolutions; and
       approve and ratify all actions taken by the
       Board in connection with any matter referred
       to or contemplated in any of the foregoing
       resolutions in all respects

2.     Authorize the Company, in partial modification            Mgmt          For                            For
       of the resolution passed earlier, in terms
       of Section 293 (1)(d) and other applicable
       provisions, if any, of the Companies Act, 1956,
       as amended or restated, to the Board of Directors
       of the Company to borrow from time to time
       any sum or sums of monies together with monies
       already borrowed by the Company [apart from
       temporary loans obtained or to be obtained
       from the Company's bankers in the ordinary
       course of business] that may exceed the aggregate
       of the paid-up capital of the Company and its
       free reserves, that is to say, reserves not
       set apart for any specific purpose, provided
       that the total amount so borrowed by the Board
       shall not at any time exceed the limit of INR
       6,000 crores; and to severally delegate all
       or any of its powers herein conferred to any
       Committee of Directors or any Executive Director
       or Directors or any other officer of the Company,
       in order to give effect to the above resolutions;
       and approve and ratify all actions taken by
       the Board in connection with any matter referred
       to or contemplated in any of the foregoing
       resolutions in all respects




--------------------------------------------------------------------------------------------------------------------------
 SG-SSB BANK LTD                                                                             Agenda Number:  702296294
--------------------------------------------------------------------------------------------------------------------------
        Security:  V8265T105
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2010
          Ticker:
            ISIN:  GH0000000201
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the reports of the Directors,           Mgmt          For                            For
       Auditors and the financial    statements for
       the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3      Re-elect Dr. Kwaku Osafo as a Director                    Mgmt          For                            For

4      Re-elect Mr. Kofi Ampim as a Director                     Mgmt          For                            For

5      Re-elect Mr. Michel Miaille as a Director                 Mgmt          For                            For

6      Re-elect Pierre Wolmarans as a Director                   Mgmt          For                            For

7      Approve the Directors' fees                               Mgmt          For                            For

8.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR BELOW RESOLUTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI DIESEL ENGINE CO LTD                                                               Agenda Number:  702312252
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7679L101
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  CNE000000FD9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 work report of the Board of              Mgmt          For                            For
       Directors

2      Approve the 2009 work report of the Supervisory           Mgmt          For                            For
       Committee

3      Approve the 2009 financial resolution report              Mgmt          For                            For
       and 2010 financial budget report

4      Approve the 2009 profit distribution plan are             Mgmt          For                            For
       as follows: 1) cash dividend/10 shares (tax
       included): CNY 0.5000 2) bonus issue from profit
       (share/10        shares): none 3) bonus issue
       from capital reserve (share/10 shares): none

5      Approve the 2009 annual report and its abstract           Mgmt          For                            For

6      Re-appoint the 2010 Audit Firm                            Mgmt          For                            For

7      Approve the 2009 work report of Independent               Mgmt          For                            For
       Directors

8      Approve the 2010 continuing connected transactions        Mgmt          For                            For

9      Approve the by-election of Directors                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI ELEC GROUP CO LTD                                                                  Agenda Number:  702149546
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y76824104
    Meeting Type:  EGM
    Meeting Date:  25-Nov-2009
          Ticker:
            ISIN:  CNE100000437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 615219 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT RESOLUTIONS 5, 6 AND 7 ARE               Non-Voting    No vote
       CONDITIONAL UPON THE SUCCESSFUL APPROVAL OF
       RESOLUTION 4.

1.     Approve the contribution of RMB 712 million               Mgmt          For                            For
       into Shanghai Electric Power Generation Equipment
       Co, Ltd, by Siemens Ltd, China pursuant to
       the Capital Increase Agreement dated 03 SEP
       2009

2.     Approve the procurement of the liability insurance        Mgmt          For                            For
       for the Directors, Supervisors and Senior Management
       of the Company and authorize the Board to determine
       any adjustments to the limits of liability
       and premiums; and authorize the Management
       of the Company to handle issues relating to
       the liability insurance on a yearly basis including
       but not limited to selection of the Insurance
       Company and execution of Insurance Contracts

3.     Approve the contribution of JPY 2.7 billion               Mgmt          For                            For
       into Akiyama International Corporation by Shanghai
       Electric [Group] Corporation pursuant to the
       Capital Injection Agreement dated 23 OCT 2009

4.     Approve the Waiver                                        Mgmt          For                            For

5.     Approve the relevant continuing connected transactions    Mgmt          For                            For
       between the Group and KSB Aktiengesellschaft
       and the proposed annual caps thereof

6.     Approve the relevant continuing connected transactions    Mgmt          For                            For
       between the Group and Bosch Solar Energy AG
       and the proposed annual caps thereof

7.     Approve the relevant continuing connected transactions    Mgmt          For                            For
       between the Group and Xantrex Technology Inc.
       and the proposed annual caps thereof




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI ELECTRIC GROUP CO LTD                                                              Agenda Number:  702422534
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y76824104
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  CNE100000437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN20100506633.pdf

1      Approve the annual report of the Company for              Mgmt          For                            For
       the YE 31 DEC 2009

2      Approve the report of the Board for the YE 31             Mgmt          For                            For
       DEC 2009

3      Approve the report of the Supervisory Committee           Mgmt          For                            For
       for the YE 31 DEC 2009

4      Approve the report of the Auditors, the audited           Mgmt          For                            For
       financial statements and the  financial results
       of the Company for the YE 31 DEC 2009

5      Approve the profit distribution plan of the               Mgmt          For                            For
       Company for the YE 31 DEC 2009

6      Re-appointment of Ernst & Young Hua Ming as               Mgmt          For                            For
       the Company's PRC Auditor and     Ernst & Young
       as the Company's international Auditor for
       the FYE 31 DEC 2010, and authorize the Board
       to determine the Auditors' remunerations

7      Approve the emoluments of the Directors and               Mgmt          For                            For
       Supervisors for the YE 31 DEC     2010 and
       ratify the emoluments paid to the Directors
       and Supervisors for the  YE 31 DEC 2009

8      Approve to renew the liability insurance for              Mgmt          For                            For
       the Directors, Supervisors and   Senior Management
       of the Company, authorize the Board to determine
       any        adjustments to the limits of liability
       and premiums and authorize the         management
       of the Company to handle issues relating to
       the liability          insurance on a yearly
       basis including but not limited to selection
       of the     insurance company and execution
       of insurance contracts

9      Approve the continuing connected transactions             Mgmt          For                            For
       contemplated under the          framework purchase
       agreement between Shanghai Mitsubishi Elevator
       Co. Ltd.    and MESMEE dated 03 FEB 2010 in
       relation to the purchase of certain products
       from MESMEE by the Group and the proposed
       annual caps thereof

10.1   Approve the proposed provision of the guarantee           Mgmt          For                            For
       of maximum limit of RMB11.53  million by the
       Company for the loan of Shanghai Heavy Machinery
       Plant Company Ltd. in the year 2010

10.2   Approve the proposed provision of the guarantee           Mgmt          For                            For
       of maximum limit of RMB80     million by the
       Company for the loan of Shanghai Electric Import
       & Export Co., Ltd in the year 2010

10.3   Approve the proposed provision of the guarantee           Mgmt          For                            For
       of maximum limit of RMB10     million by the
       Company for the loan of Shanghai Relay Company
       Ltd

10.4   Approve the proposed provision of the guarantee           Mgmt          For                            For
       of maximum limit of RMB130    million by Shanghai
       Mechanical & Electrical Co., Ltd. for the loan
       of         Shanghai Welding Equipment Company
       Ltd

10.5   Approve the proposed provision of the guarantee           Mgmt          For                            For
       of maximum limit of RMB300    million by Shanghai
       Heavy Machinery Plant Company Limited for the
       loan of     Shanghai Electric Nuclear Power
       Equipment Company

10.6   Approve the proposed provision of the guarantee           Mgmt          For                            For
       of maximum limit of RMB155    million by Shanghai
       Heavy Machinery Plant Company Limited for the
       loan of     Shanghai No. 1 Machine Tool Works
       Company Ltd

10.7   Approve the proposed provision of the guarantee           Mgmt          For                            For
       of maximum limit of RMB3      million by Shanghai
       Heavy Machinery Plant Company Limited for the
       loan of     Shanghai Environmental Protection
       Equipment Engineering Company Ltd

10.8   Approve the proposed provision of the guarantee           Mgmt          For                            For
       of maximum limit of RMB16.6   million by Shanghai
       Electric Environmental Protection Investment
       Co., Ltd.    for the loan of Shanghai Electric
       Nantong Water Treatment Company Ltd

10.9   Approve the proposed provision of the guarantee           Mgmt          For                            For
       of maximum limit of RMB295    million by Shanghai
       Boiler Works Ltd. for the loan of Shanghai
       Electric Wind  Power Equipment Company Ltd

10.10  Approve the proposed provision of the an integrated       Mgmt          For                            For
       credit guarantee of       maximum limit of
       USD 25 million  approximately RMB170.68 million
       by Shanghai Boiler Works Company Ltd for Shanghai
       Electric Group Shanghai Electric Machinery
       Co. Ltd

10.11  Approve the proposed provision of the letter              Mgmt          For                            For
       of guarantee with total amount   of RMB2561.5
       million issued by Shanghai Electric Group Finance
       Company Ltd.   to financial institutions in
       respect of loans to be granted to the Company
       and the subsidiaries of the Company

10.12  Approve the proposed provision of the letter              Mgmt          For                            For
       of guarantee with total amount   of RMB4.1
       million issued by Shanghai Electric Group Finance
       Company Ltd. to   financial institutions in
       respect of loans to be granted to the subsidiaries
       of Shanghai Electric (Group) Corporation

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI HAIXIN GROUP CO LTD, SHANGHAI                                                      Agenda Number:  702387982
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7682J101
    Meeting Type:  AGM
    Meeting Date:  11-Jun-2010
          Ticker:
            ISIN:  CNE000000DX2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 work report of the Board of              Mgmt          For                            For
       Directors

2      Approve the 2009 work report of the Supervisory           Mgmt          For                            For
       Committee

3      Approve the 2009 financial resolution report              Mgmt          For                            For

4      Approve the 2009 Profit Distribution Plan: 1)             Mgmt          For                            For
       cash dividend/10 shares (tax    included):
       CNY 0.0000; 2) bonus issue from profit (share/10
       shares): none; 3) bonus issue from capital
       reserve (share/10 shares): none

5      Approve the change of some Directors                      Mgmt          For                            For

6      Authorize the Board to determine the Company's            Mgmt          For                            For
       2010 guarantee plan

7      Authorize the Board for the External investment           Mgmt          For                            For
       and other matters

8      Re-appoint the Audit Firm and approve the payment         Mgmt          For                            For
       of 2009 audit fee




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI INDL HLDGS LTD                                                                     Agenda Number:  702140029
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7683K107
    Meeting Type:  EGM
    Meeting Date:  16-Nov-2009
          Ticker:
            ISIN:  HK0363006039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve: and/or ratify the share issue and asset          Mgmt          For                            For
       acquisition agreement dated 15 OCT 2009 entered
       into among the Company, SIIC Shanghai Holdings
       Co, Ltd, and Shanghai Pharmaceutical Co, Ltd,
       in relation to the Equity Interests Transfer
       [as defined and described in the circular of
       the Company dated 30 OCT 2009 (the "Circular")]
       upon the terms and subject to the conditions
       therein contained, [the "Share Issue and Asset
       Acquisition Agreement"] and all transactions
       contemplated thereunder and in connection therewith
       and any other ancillary documents; the agreement
       dated 15 OCT 2009 entered into among Shanghai
       Pharmaceutical Co, Ltd, Shanghai Industrial
       Pharmaceutical Investment Co, Ltd, and Shanghai
       Zhongxi Pharmaceutical Co, Ltd, in relation
       to the Absorption Merger [as defined and described
       in the Circular] upon the terms and subject
       to the conditions therein contained, [the "Share
       Swap Merger Agreement"] and all transactions
       contemplated thereunder and in connection therewith
       and any other ancillary documents; and the
       letter of undertaking issued by the Company
       to Shanghai Pharmaceutical Co, Ltd, and Shanghai
       Industrial Pharmaceutical Investment Co, Ltd,
       dated 15 OCT 2009 in relation to the exercise
       of the cash option by Shanghai Industrial YKB
       Ltd in respect of its entire shareholding in
       Shanghai Industrial Pharmaceutical Investment
       Co, Ltd, under the Absorption Merger, [the
       "Undertaking"] and all transactions contemplated
       thereunder and in connection therewith and
       any other ancillary documents; and authorize
       the Directors of the Company, for and on behalf
       of the Company, to sign, seal, execute, perfect,
       perform and deliver all such instruments, documents
       and deeds, and do all such acts, matters and
       things and take all such steps as they may
       in their discretion consider necessary, desirable
       or expedient to implement and/or to give effect
       to the Share Issue and Asset Acquisition Agreement,
       the Share Swap Merger Agreement and the Undertaking
       as they may in their discretion consider to
       be desirable and in the interests of the Company




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI INDL HLDGS LTD                                                                     Agenda Number:  702187469
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7683K107
    Meeting Type:  EGM
    Meeting Date:  11-Jan-2010
          Ticker:
            ISIN:  HK0363006039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify the sale and purchase agreement        Mgmt          For                            For
       dated 08 December 2009 [the 'Feng Tao Agreement'],
       a copy of which is produced to the meeting
       marked 'A' and initialed by the Chairman of
       the meeting for the purpose of identification]
       entered into between Glory Shine Holdings Limited
       as vendor and S.I. Urban Development Holdings
       Limited as purchaser for the sale and purchase
       of the Feng Tao Sale Share and the Feng Tao
       Sale Loan [as specified] and all transactions
       contemplated under or referred to in the Feng
       Tao Agreement and any other agreements or documents
       in connection therewith; and authorize any
       1 Director of the Company, or any 1 Director
       of the Company and countersigned by the secretary
       of the Company if the affixation of the common
       seal is necessary, to execute all such other
       documents and agreements and do all such acts
       and things as he or they may in his or their
       absolute discretion consider to be necessary,
       desirable, appropriate or expedient to implement
       and/or give effect to the Feng Tao Agreement
       and the transactions contemplated thereunder
       and all matters incidental to, ancillary to
       or in connection with the Feng Tao Agreement
       and/or any further agreement or document as
       mentioned in paragraph (a) of this resolution
       and/or the transactions contemplated thereunder
       and all other matters incidental thereto, including
       agreeing and making any modifications, amendments,
       waivers, variations or extensions of the Feng
       Tao Agreement and/or any further agreement
       or document as mentioned in paragraph (a) of
       this resolution and/or the transactions contemplated
       thereunder

2.     Approve and ratify the sale and purchase agreement        Mgmt          For                            For
       dated 08 DEC 2009 [the 'Feng Shun Agreement',
       a copy of which is produced to the meeting
       marked 'C' and initialed by the Chairman of
       the meeting for the purpose of identification]
       entered into between Glory Shine Holdings Limited
       as vendor and S.I. Urban Development Holdings
       Limited as purchaser for the sale and purchase
       of the Feng Shun Sale Share and the Feng Shun
       Sale Loan [as specified] and all transactions
       contemplated under or referred to in the Feng
       Shun Agreement and any other agreements or
       documents in connection therewith; and b) authorize
       any one Director of the Company, or any 1 Director
       of the Company and countersigned by the secretary
       of the Company if the affixation of the common
       seal is necessary, be and is/are hereby authorized
       for and on behalf of the Company to execute
       all such other documents and agreements and
       do all such acts and things as he or they may
       in his or their absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement and/or give effect to
       the Feng Shun Agreement and the transactions
       contemplated thereunder and all matters incidental
       to, ancillary to or in connection with the
       Feng Shun Agreement and/or any further agreement
       or document as mentioned in paragraph (a) of
       this resolution and/or the transactions contemplated
       thereunder and all other matters incidental
       thereto, including agreeing and making any
       modifications, amendments, waivers, variations
       or extensions of the Feng Shun Agreement and/or
       any further agreement or document as mentioned
       in paragraph (a) of this resolution and/or
       the transactions contemplated thereunder

3.     Approve and ratify the sale and purchase agreement        Mgmt          For                            For
       dated 08 DEC 2009 [the 'Shen-Yu Agreement',
       a copy of which is produced to the meeting
       marked 'D' and initialed by the Chairman of
       the meeting for the purpose of identification]
       entered into between S.I. Infrastructure Holdings
       Limited as purchaser, SIIC CM Development Limited
       as Vendor and Shanghai Industrial Investment
       [Holdings] Company Limited as guarantor for
       the sale and purchase of the Shen-Yu Sale Share
       and the 3 Shen-Yu Sale Loan [as specified]
       and all transactions contemplated under or
       referred to in the Shen-Yu Agreement and any
       other agreements or documents in connection
       therewith; and b) authorize the Director of
       the Company, or any 1 Director of the Company
       and countersigned by the secretary of the Company
       if the affixation of the common seal is necessary,
       to execute all such other documents and agreements
       and do all such acts and things as he or they
       may in his or their absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement and/or give effect to
       the Shen-Yu Agreement and the transactions
       contemplated thereunder and all matters incidental
       to, ancillary to or in connection with the
       Shen-Yu Agreement and/or any further agreement
       or document as mentioned in paragraph (a) of
       this resolution and/or the transactions contemplated
       thereunder and all other matters incidental
       thereto, including agreeing and making any
       modifications, amendments, waivers, variations
       or extensions of the Shen-Yu Agreement and/or
       any further agreement or document as mentioned
       in paragraph (a) of this resolution and/or
       the transactions contemplated thereunder

4.     Elect Mr. Qian Yi as an Executive Director of             Mgmt          For                            For
       the Company




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI INDUSTRIAL HOLDINGS LTD                                                            Agenda Number:  702069659
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7683K107
    Meeting Type:  EGM
    Meeting Date:  31-Aug-2009
          Ticker:
            ISIN:  HK0363006039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify the sale and purchase agreement        Mgmt          For                            For
       dated 27 JUL 2009 entered into between the
       Company and Shanghai Industrial Financial [Holdings]
       Company Limited [the "Sale and Purchase Agreement",
       a copy of which has been produced to the meeting
       and marked "A" and signed by the Chairman of
       the meeting for the purpose of identification]
       in relation to the disposal by the Company
       of the entire issued share capital in and shareholders'
       loan to S.I. Technology Production Holdings
       Limited and the transactions contemplated thereunder
       and in connection therewith and any other ancillary
       documents; and authorize the Directors of the
       Company for and on behalf of the Company to
       sign, seal, execute, perfect, perform and deliver
       all such agreements, instruments, documents
       and deeds, and do all such acts, matters and
       things and take all such steps as they may
       in their absolute discretion consider necessary,
       desirable or expedient to implement and/or
       give effect to the Sale and Purchase Agreement
       and the transactions contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI INDUSTRIAL HOLDINGS LTD                                                            Agenda Number:  702080033
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7683K107
    Meeting Type:  EGM
    Meeting Date:  16-Sep-2009
          Ticker:
            ISIN:  HK0363006039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify the sale and purchase agreement        Mgmt          For                            For
       dated 12 AUG 2009 [the 'Agreement', as specified]
       entered into between Glory Shine Holdings Limited
       [the 'Vendor'] as vendor and S.I. Urban Development
       Holdings Limited [the 'Purchaser'] as purchaser
       for the sale and purchase of the Sale Shares
       and Sale Loans [as specified] and all transactions
       contemplated under or referred to in the Agreement
       and any other agreements or documents in connection
       therewith; authorize any 1 Director of the
       Company, or any 2 Directors of the Company
       if the affixation of the common seal is necessary
       to execute all such other documents and agreements
       and do all such acts and things as he or they
       may in his or their absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement and/or give effect to
       the Agreement and the transactions contemplated
       thereunder and all matters incidental to, ancillary
       to or in connection with the Agreement and/or
       any further agreement or document as mentioned
       in this resolution and/or the transactions
       contemplated thereunder and all other matters
       incidental thereto, including agreeing and
       making any modifications, amendments, waivers,
       variations or extensions of the Agreement and/or
       any further agreement or document as mentioned
       in this resolution and/or the transactions
       contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI INDUSTRIAL HOLDINGS LTD                                                            Agenda Number:  702363108
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7683K107
    Meeting Type:  AGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  HK0363006039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Adopt the audited consolidated financial statements       Mgmt          For                            For
       of the Company for the YE 31 Dec 2009 together
       with the reports of the Directors and the Auditor
       thereon

2      Declare a final dividend                                  Mgmt          For                            For

3.A    Re-election of Mr. Qian Shi Zheng as a Director           Mgmt          For                            For

3.B    Re-election of Dr. Lo Ka Shui as a Director               Mgmt          For                            For

3.C    Re-election of Prof. Woo Chia-Wei as a Director           Mgmt          For                            For

3.D    Authorize the Board to fix the Directors' remuneration    Mgmt          For                            For

4      Re-appointment of Messrs. Deloitte Touche Tohmatsu        Mgmt          For                            For
       as the Auditor and         authorize the Board
       of Directors to fix Auditor's remuneration

5      Authorize the Directors to give a general mandate         Mgmt          For                            For
       to repurchase shares not    exceeding 10% of
       the issued share capital

6      Authorize the Directors to give a general mandate         Mgmt          Against                        Against
       to allot, issue and deal    with additional
       shares not exceeding 20% of the issued share
       capital

7      Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to issue       shares by the
       number of shares repurchased

-      PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100415/LTN20100415446.pdf




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI JIN JIANG INTERNATIONAL HOTEL DEVELOPMENT CO LTD                                   Agenda Number:  702105241
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7688C100
    Meeting Type:  EGM
    Meeting Date:  23-Oct-2009
          Ticker:
            ISIN:  CNE000000HM6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's qualification for major             Mgmt          For                            For
       asset restructuring

2.     Approve a plan for connected transaction regarding        Mgmt          For                            For
       major asset replacement and acquisition

3.     Approve the report and its summary on connected           Mgmt          For                            For
       transaction regarding major asset replacement
       and acquisition

4.     Approve the Agreement on the asset replacement            Mgmt          For                            For
       and restructuring to be signed with a Company
       and its Supplementary Agreement

5.     Approve the Agreement on the profit forecast              Mgmt          For                            For
       compensation to be signed with another Company

6.     Authorize the Board to handle matters in relation         Mgmt          For                            For
       to the major asset restructuring




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI JIN JIANG INTERNATIONAL HOTEL DEVELOPMENT CO LTD                                   Agenda Number:  702407241
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7688C100
    Meeting Type:  AGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  CNE000000HM6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 report of the Board of Directors         Mgmt          For                            For

2      Approve the 2009 report of the Supervisory Committee      Mgmt          For                            For

3      Approve the 2009 financial resolution report              Mgmt          For                            For

4      Approve the 2009 profit distribution plan as              Mgmt          For                            For
       follows: 1  cash dividend/10     shares  tax
       included :CNY 3.6000 2  Bonus issue from profit
       share/10 shares  : none 3  bonus issue from
       capital reserve  share/ 10 shares :none

5      Approve the payment of Audit fee                          Mgmt          For                            For

6      Appoint the 2010 Audit firm                               Mgmt          For                            For

7      Approve the implementation results of 2009 continuing     Mgmt          For                            For
       connected transactions  and 2010 connected
       transactions

8      Approve the 2009 work report of Independent               Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI JIN JIANG INTERNATIONAL HOTELS (GROUP) COMPANY LTD, SHANGHAI                       Agenda Number:  702405209
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7688D108
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE1000003Z1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL       LINKhttp://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN20100428500.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company (the "Board") for the YE 31
       DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company (the           "Supervisory
       Committee") for the YE 31 DEC 2009

3      Approve the audited financial statements and              Mgmt          For                            For
       the Auditors' report of the      Company and
       of the Group as at and for the YE 31 DEC 2009

4      Approve the proposed Profit Distribution Plan             Mgmt          For                            For
       and the Final Dividend          Distribution
       Plan of the Company for the YE 31 DEC 2009
       and to authorize the  Board to distribute such
       dividend to its shareholders

5      Appointment of PricewaterhouseCoopers, Hong               Mgmt          For                            For
       Kong Certified Public Accountants as the Company's
       International Auditors to hold office until
       the conclusion   of the next AGM of the Company
       and ratify the determination of its
       remuneration by the Audit Committee of
       the Board

6      Appointment of PricewaterhouseCoopers Zhong               Mgmt          For                            For
       Tian CPAs Company Limited as the  Company's
       PRC Auditors to hold office until the conclusion
       of the next AGM of the Company and ratify the
       determination of its remuneration by the Audit
       Committee of the Board

S.7    Authorize the Board to issue, allot and deal              Mgmt          Against                        Against
       with additional shares in the    capital of
       the Company, and to make or grant offers, agreements
       and options   in respect thereof, details of
       which are set out in the notice of the meeting
       dated 28 APR 2010

8      Approve the proposals (if any) put forward at             Mgmt          For                            For
       such meeting by any             shareholder(s)
       of the Company holding 5% or more of the Company's
       shares      carrying the right to vote at such
       meeting




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI ZHENHUA HEAVY INDUSTRY CO.,LTD                                                     Agenda Number:  702173737
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7699F100
    Meeting Type:  EGM
    Meeting Date:  26-Dec-2009
          Ticker:
            ISIN:  CNE000000SJ9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT AS THE MEETING DATE FALLS ON             Non-Voting    No vote
       25 DEC 2009, WHICH IS A GLOBAL HOLIDAY AND
       THE MAINFRAMES, DOES NOT ACCEPT THE SAME, THE
       MEETING DATE HAS BEEN CHANGED TO 26 DEC 2009.
       THANK YOU.

1.     Elect Mr. Kang Xuezeng as a Director                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI ZHENHUA HEAVY INDUSTRY CO.,LTD                                                     Agenda Number:  702497973
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7699F100
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  CNE000000SJ9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the 2009 work report of the Board of              Mgmt          For                            For
       Directors

2      Receive the 2009 work report of the Supervisory           Mgmt          For                            For
       Committee

3      Receive the 2009 work report of the Independent           Mgmt          For                            For
       Director

4      Receive the 2009 work report of the President             Mgmt          For                            For

5      Receive the 2009 annual report and its abstract           Mgmt          For                            For

6      Receive the 2009 financial report                         Mgmt          For                            For

7      Approve the 2009 profit distribution plan, the            Mgmt          For                            For
       detailed profir distribution   plan is as follows:
       1  cash dividend/10 shares  tax included :
       CNY 0.0000; 2  bonus issue from profit  share/10
       shares : none; 3  bonus issue from capital
       reserve  share/10 shares : none

8      Approve to change the Company's English name              Mgmt          For                            For

9      Approve to increase of the Company's business             Mgmt          For                            For
       scope

10     Amend the Articles of Association                         Mgmt          For                            For

11     Approve the issuance of medium-term notes                 Mgmt          Against                        Against

12     Re-appoint 2010 domestic audit firm                       Mgmt          For                            For

13     Approve to increase 2010 bank integrated credit           Mgmt          For                            For
       line

14     Approve the framework agreement on continuing             Mgmt          For                            For
       connected transactions to be    signed with
       a Company




--------------------------------------------------------------------------------------------------------------------------
 SHELL OMAN MARKETING, MUSCAT                                                                Agenda Number:  702264235
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10146
    Meeting Type:  OGM
    Meeting Date:  13-Mar-2010
          Ticker:
            ISIN:  OM0000002275
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the report of the Board of Directors              Mgmt          For                            For
       for the FYE 31 DEC 2009

2      Approve the Corporate Governance report for               Mgmt          For                            For
       the FYE 31 DEC 2009

3      Receive the Auditors report and approve the               Mgmt          For                            For
       financial statements balance      sheet and
       profit and loss account in respect of the Company
       for the FYE 31    DEC 2009

4      Approve the proposed final cash dividend to               Mgmt          For                            For
       shareholders of 120 Baizas per    share 120%
       of the nominal value for the FYE 31 DEC 2009

5      Approve the paid allowance to the Board of Directors      Mgmt          For                            For
       for attending both Board meetings and the Subsidiary
       Committees for the FYE 31 DEC 2009 and for
       the FY ending 31 DEC 2010

6      Approve the proposal of distributing the total            Mgmt          For                            For
       some of OMR 54,600 as          remuneration
       for the Board of Directors of the Company for
       the FYE 31 DEC     2009

7      Approve the transactions entered into by the              Mgmt          For                            For
       Company with related parties     during the
       FY ending 31 DEC 2009

8      Approve the transactions that the Company will            Mgmt          For                            For
       enter into with related        parties during
       the FY ending 31 DEC 2010

9      Election of 3 new Members of the Board of Directors       Mgmt          For                            For
       of the Company to occupy

10     Appointment of the Auditors for the Company               Mgmt          For                            For
       for the FY ending 31 DEC 2010




--------------------------------------------------------------------------------------------------------------------------
 SHELL REFINING CO FEDERATION OF MALAYSIA BERHAD                                             Agenda Number:  702356850
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y77403106
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  MYL4324OO009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      Receive the audited financial statements of               Non-Voting    No vote
       the Company for the FYE 31 DEC    2009 and
       the reports of the Directors and the Auditors
       thereon

1      Approve the declaration of a final dividend               Mgmt          For                            For
       of MYR 0.30 less Malaysian Income Tax at 25%
       per unit of ordinary share of MYR 1.00 each
       for the YE 31 DEC 2009 as recommended by the
       Directors

2      Approve the revised Directors' fees for FY 2010           Mgmt          For                            For

3      Re-elect Mr. David Lau Nai Pek, who is retiring           Mgmt          For                            For
       in accordance with Articles   81(2) and 81(9)
       of the Company's Articles of Association

4      Re-elect Mr. Kevin Heng Yit Hwa, who is retiring          Mgmt          For                            For
       in accordance with Articles  81(2) and 81(9)
       of the Company's Articles of Association

5      Re-elect Encik Mohd Anuar bin Taib, who is retiring       Mgmt          For                            For
       in accordance with        Articles 81(2) and
       81(9) of the Company's Articles of Association

6      Re-elect Y. Bhg. Dato' Seri Talaat bin Haji               Mgmt          For                            For
       Husain, who is retiring in        accordance
       with Article 81(3) of the Company's Articles
       of Association

7      Re-elect Y. Bhg. Tan Sri Datuk Clifford Francis           Mgmt          For                            For
       Herbert, who is retiring in   accordance with
       Article 81(3) of the Company's Articles of
       Association

8      Re-elect Tuan Haji Rozano bin Saad, who is retiring       Mgmt          For                            For
       in accordance with        Article 81(3) of
       the Company's Articles of Association

9      Appoint Messrs. PricewaterhouseCoopers as the             Mgmt          For                            For
       Auditors and authorize the

10     Approve, subject to the Companies Act, 1965,              Mgmt          For                            For
       the Memorandum and Articles of   Association
       of the Company and the Main Market Listing
       Requirements of Bursa  Malaysia Securities
       Berhad, the renewal of the Existing Shareholders'
       Mandate for the Company to enter into and give
       effect to the category of the          recurrent
       arrangements or transactions of a revenue or
       trading nature from    time to time with the
       Related Parties, as specified in Section 2.2
       of the     Circular to Shareholders dated 12
       APR 2010; and to grant a New Shareholders'
       Mandate for the Company to enter into additional
       recurrent related party      transactions of
       a revenue or trading nature from time to time
       with the        Related Parties, as specified
       in Section 2.2 of the Circular CONTD

-      CONTD to Shareholders dated 12 APR 2010: provided         Mgmt          For                            For
       that such transactions are: recurrent transactions
       of a revenue or trading nature; necessary for
       the      Company's day-to-day operations; carried
       out in the ordinary course of        business
       on normal commercial terms which are not more
       favorable to the       Related Parties than
       those generally available to the public; and
       not to the  detriment of minority shareholders;
       (the "Mandate"); that such authority      shall
       commence upon the passing of this resolution
       and shall continue to be   in force until:
       the conclusion of the next AGM of the Company
       following the   AGM at which such mandate was
       passed, CONTD

-      CONTD at which time it will lapse, unless the             Non-Voting    No vote
       authority is renewed by a       resolution
       passed at the meeting; the expiration of the
       period within which   the next AGM is required
       to be held pursuant to Section 143(1) of the
       Companies Act, 1965 but shall not extend
       to such extension as may be allowed  pursuant
       to Section 143(2) of the Companies Act, 1965,
       whichever is the       earlier; and authorize
       the Directors of the Company to complete and
       do all    such acts and things (including executing
       all such documents as may be        required),
       as they may consider expedient or necessary
       to give effect to the  Mandate




--------------------------------------------------------------------------------------------------------------------------
 SHENZHEN CHIWAN WHARF HOLDINGS LIMITED                                                      Agenda Number:  702117284
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1565S106
    Meeting Type:  EGM
    Meeting Date:  29-Oct-2009
          Ticker:
            ISIN:  CNE0000007C3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Mr. Yu liming as a Supervisor                       Mgmt          For                            For

2.     Approve a guarantee for a Company                         Mgmt          For                            For

3.     Approve a guarantee for another Company                   Mgmt          For                            For

4.     Approve the establishment of system on appointment        Mgmt          For                            For
       of the Audit Firm




--------------------------------------------------------------------------------------------------------------------------
 SHENZHEN CHIWAN WHARF HOLDINGS LIMITED                                                      Agenda Number:  702357179
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1565S106
    Meeting Type:  AGM
    Meeting Date:  11-Jun-2010
          Ticker:
            ISIN:  CNE0000007C3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 work report of the Board of              Mgmt          For                            For
       Directors

2      Approve the 2009 work report of Mr. Li Wuzhou             Mgmt          For                            For
       as an Independent Director

3      Approve the 2009 work report of Mr. Hao Zhujiang          Mgmt          For                            For
       as an Independent Director

4      Approve the 2009 work report of Mr. Zhang Jianjun         Mgmt          For                            For
       as an Independent Director

5      Approve the 2009 work report of the Supervisory           Mgmt          For                            For
       Committee

6      Approve the 2009 financial resolution report              Mgmt          For                            For

7      Approve the 2009 Profit Distribution Plan are             Mgmt          For                            For
       as follows: 1)cash dividend/10 shares (tax
       included): CNY 3.2500 2) bonus issue from
       profit(share/10 shares): none 3)bonus issue
       from capital  reserve (share/10 shares):none

8      Appointment of 2010 audit firm                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHIKUN & BINUI LIMITED                                                                      Agenda Number:  702060271
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5313B102
    Meeting Type:  SGM
    Meeting Date:  19-Aug-2009
          Ticker:
            ISIN:  IL0010819428
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the distribution of a dividend in the             Mgmt          For                            For
       amount of NIS 100 million [NIS 0.249 on each
       NIS 1 par value share]; record date 26 AUG,
       Ex date 27 AUG, payment date 10 SEP




--------------------------------------------------------------------------------------------------------------------------
 SHIKUN & BINUI LIMITED                                                                      Agenda Number:  702174068
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5313B102
    Meeting Type:  AGM
    Meeting Date:  31-Dec-2009
          Ticker:
            ISIN:  IL0010819428
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the financials statements and the Directors'      Mgmt          For                            For
       report for 2008

2.1    Re-appoint the officiating Director Ravit Bar-Niv;        Mgmt          For                            For
       the External Directors continue in office by
       provision of law

2.2    Re-appoint the officiating Director Ephrat Peled;         Mgmt          For                            For
       the External Directors continue in office by
       provision of law

2.3    Re-appoint the officiating Director Irit Isaacson;        Mgmt          For                            For
       the External Directors continue in office by
       provision of law

2.4    Re-appoint the officiating Director Nir Zichlinski;       Mgmt          For                            For
       the External Directors continue in office by
       provision of law

2.5    Re-appoint the officiating Director Shmuel Berkowitz;     Mgmt          For                            For
       the External Directors continue in office by
       provision of law

2.6    Re-appoint the officiating Director Dan Dankner;          Mgmt          For                            For
       the External Directors continue in office by
       provision of law

2.7    Re-appoint the officiating Director Tal Atzmon;           Mgmt          For                            For
       the External Directors continue in office by
       provision of law

3.     Re-appoint the Accountant Auditors and authorize          Mgmt          For                            For
       the Board to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 SHIKUN & BINUI LTD., RAMAT GAN                                                              Agenda Number:  702361142
--------------------------------------------------------------------------------------------------------------------------
        Security:  M5313B102
    Meeting Type:  EGM
    Meeting Date:  02-May-2010
          Ticker:
            ISIN:  IL0010819428
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Approve the adoption of a new up to date form             Mgmt          For                            For
       of Articles (the provisions in  the new articles
       relating to D and O liability insurance cover,
       exemption or  indemnity remain without any
       change)




--------------------------------------------------------------------------------------------------------------------------
 SHIN CORPORATION PUBLIC CO LTD                                                              Agenda Number:  702252610
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y77496142
    Meeting Type:  AGM
    Meeting Date:  09-Apr-2010
          Ticker:
            ISIN:  TH0201010Z12
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the matters to be informed                        Mgmt          For                            For

2      Adopt the minutes of the AGM of shareholders              Mgmt          For                            For
       for 2009 held on 10 APR 2009

3      Adopt the Board of Directors' report on the               Mgmt          For                            For
       Company's operating results for   2009

4      Approve the balance sheets and statements of              Mgmt          For                            For
       income for the YE 31 DEC 2009

5.A    Approve the appropriation of the net profit               Mgmt          For                            For
       for 2009 as the annual dividend

5.B    Approve the appropriation of the net profit               Mgmt          For                            For
       for the period 01 JAN to 08 APR   2010 as the
       interim dividend

6      Appointment of the Company's External Auditors            Mgmt          For                            For
       and fix their remuneration for

7      Appointment of the Directors to replace those             Mgmt          For                            For
       who will retire by rotation in

8      Approve the remuneration of the Company's Board           Mgmt          For                            For
       of Directors for 2010

9      Other business  if any                                    Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHIN KONG FINL HLDG CO LTD                                                                  Agenda Number:  702414020
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7753X104
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002888005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The promotion of relative laws and regulations            Non-Voting    No vote
       governing the shareholders who intends to possess
       more than the designated rate of total voting
       shares of    the same company

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the appropriation for offsetting  deficit         Mgmt          For                            For
       of year 2009

B.3    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SHINHAN FINANCIAL GROUP CO LTD, SEOUL                                                       Agenda Number:  702268233
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7749X101
    Meeting Type:  AGM
    Meeting Date:  24-Mar-2010
          Ticker:
            ISIN:  KR7055550008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement                           Mgmt          For                            For

2      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3      Approve the limit of remuneration for the Directors       Mgmt          For                            For

4.1    Election of Eung Chan Ra as an inside Director            Mgmt          For                            For

4.2    Election of Si Yeol Ryu as a Non-Executive Director       Mgmt          For                            For

4.3    Election of Byung Il Kim as an outside Director           Mgmt          For                            For

4.4    Election of Yo Gu Kim as an outside Director              Mgmt          For                            For

4.5    Election of Whi Mook Kim as an outside Director           Mgmt          For                            For

4.6    Election of Gae Sub Yoon as an outside Director           Mgmt          For                            For

4.7    Election of Sung Bin Jeon as an outside Director          Mgmt          For                            For

4.8    Election of Hang Nam Jung as an outside Director          Mgmt          For                            For

4.9    Election of Hirakawayoji as an outside Director           Mgmt          For                            For

4.10   Election of Philippe Aguignier as an outside              Mgmt          For                            For
       Director

5.1    Election of Yo Gu Kim as an Audit Committee               Mgmt          For                            For
       Member who is also an outside

5.2    Election of Gae Sub Yoon as an Audit Committee            Mgmt          For                            For
       Member who is also an outside

5.3    Election of Sung Bin Jeon as an Audit Committee           Mgmt          For                            For
       Member who is also an outside




--------------------------------------------------------------------------------------------------------------------------
 SHINSEGAE CO LTD, SEOUL                                                                     Agenda Number:  702237834
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y77538109
    Meeting Type:  AGM
    Meeting Date:  05-Mar-2010
          Ticker:
            ISIN:  KR7004170007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Appoitment of Messrs. Yong Jin, Chung, Kun Hyun,          Mgmt          For                            For
       park, Byung Ryul, Choi and Young Ho, Moon as
       the Directors

4      Appointment of Young Ho, Moon as an Outside               Mgmt          For                            For
       Director to be a Member of the Audit Committee

5      Approve the remuneration for a Director                   Mgmt          For                            For

       Auditor's report                                          Non-Voting    No vote

       Appointment of Auditor report                             Non-Voting    No vote

       Business report                                           Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAMES AND NON-NUMBERED AND NON-VOTABLE
       RESOLUTIONS. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHIPPING CORPORATION OF INDIA LTD                                                           Agenda Number:  702095666
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7757H113
    Meeting Type:  AGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  INE109A01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2009, profit & loss account for the YE
       on that date and the reports of the Auditors
       and the Directors thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Dr. Bakul H. Dholakia as a Director,           Mgmt          For                            For
       who retires at this meeting

4.     Re-appoint Shri Keshav Saran as a Director,               Mgmt          For                            For
       who retires at this meeting

5.     Re-appoint Shri Nasser Munjee as a Director,              Mgmt          For                            For
       who retires at this meeting

6.     Re-appoint Shri Sushil Tripathi as a Director,            Mgmt          For                            For
       who retires at this meeting

7.     Approve to fix the remuneration of the Auditors           Mgmt          For                            For

8.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: appoint a Director in place of Captain
       K. S. Nair who under Article 125 of the Articles
       of Association of the Company and Section 260
       of the Companies Act, 1956 holds office only
       up to the date of this AGM and from whom the
       Company has received a notice in writing signifying
       his candidature to the office of Director and
       who is eligible for appointment




--------------------------------------------------------------------------------------------------------------------------
 SHIPPING CORPORATION OF INDIA LTD                                                           Agenda Number:  702264944
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7757H113
    Meeting Type:  OTH
    Meeting Date:  17-Mar-2010
          Ticker:
            ISIN:  INE109A01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Board of Directors, in supersession         Mgmt          For                            For
       to all the previous resolutions passed by Members
       for enhancing the borrowing powers and pursuant
       to Section 293(1)(d) and other applicable provisions[as
       specified] of the Companies Act, 1956 and the
       Articles of the Company, [hereinafter referred
       to as the Board which term shall be deemed
       to include any committee which the board may
       constitute for this purpose] to borrow, from
       time to time as it may consider fit, any sums
       of money on such terms and conditions as the
       Board may deem fit, which together with the
       monies already borrowed by the Company apart
       from temporary loans obtained or to be obtained
       from the Company's Bankers in ordinary course
       of the business may exceed the aggregate of
       the paid up capital of the Company and its
       free reserves that is to say reserves not set
       apart for any specific purpose provided that
       the total monies so borrowed and outstanding
       at any time shall not exceed rupees twelve
       thousand crores and for the purpose of giving
       effect to this resolution to do all such acts,
       deeds, matters and things as it may in its
       absolute discretion deem necessary, proper
       or desirable and to settle any question, difficulty,
       doubt that may arise in respect of the borrowings
       aforesaid and further to do all such acts deeds
       and things to execute all documents and writings
       as may be necessary, proper, desirable or expedient
       to give effect to this resolution

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHOPRITE HOLDINGS LTD (SHP)                                                                 Agenda Number:  702109869
--------------------------------------------------------------------------------------------------------------------------
        Security:  S76263102
    Meeting Type:  AGM
    Meeting Date:  26-Oct-2009
          Ticker:
            ISIN:  ZAE000012084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Receive the financial statements and statutory            Mgmt          For                            For
       reports for the YE 30 JUN 2009

O.2    Approve the Non-Executive Director fees for               Mgmt          For                            For
       the YE 30 JUN 2009

O.3    Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Audit and Risk Committee
       to determine their remuneration

O.4    Approve the final dividend of 130 cents per               Mgmt          For                            For
       ordinary share

O.5    Re-elect J.F. Malherbe as a Director                      Mgmt          For                            For

O.6    Re-elect E.L. Nel as a Director                           Mgmt          For                            For

O.7    Re-elect A.E. Karp as a Director                          Mgmt          For                            For

O.8    Re-elect J.G. Rademeyer as a Director                     Mgmt          For                            For

O.9    Approve to place authorized but unissued shares           Mgmt          For                            For
       under control of the Directors

O.10   Authorize the Board to issue shares for cash              Mgmt          For                            For
       up to a maximum of 5% of issued share capital

S.1    Grant authority for the repurchase of up to               Mgmt          For                            For
       5% of issued share capital

S.2    Approve the Directed Share Repurchase Program             Mgmt          For                            For
       from Shoprite Checkers [Pty] Ltd and Shoprite
       Holdings Ltd Share Incentive Trust

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SHUFERSAL LTD, RISHON LEZION                                                                Agenda Number:  702100758
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8411W101
    Meeting Type:  AGM
    Meeting Date:  27-Oct-2009
          Ticker:
            ISIN:  IL0007770378
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve to discuss the financial statements               Mgmt          For                            For
       and the Directors' report for the year 2008

2.1    Re-appoint Nohi Dankner as an Officiating Director        Mgmt          For                            For

2.2    Re-appoint Rafi Bisker as an Officiating Director         Mgmt          For                            For

2.3    Re-appoint Shalom Fisher as an Officiating Director       Mgmt          For                            For

2.4    Re-appoint Haim Gavrieli as an Officiating Director       Mgmt          For                            For

2.5    Re-appoint Ron Hadasi as an Officiating Director          Mgmt          For                            For

2.6    Re-appoint Eliyahu Cohen as an Officiating Director       Mgmt          For                            For

2.7    Re-appoint Zvi Livnat as an Officiating Director          Mgmt          For                            For

2.8    Re-appoint Ami Erel as an Officiating Director            Mgmt          For                            For

2.9    Re-appoint Itzhak Manor as an Officiating Director        Mgmt          For                            For

2.10   Re-appoint Ido Bergman as an Officiating Director         Mgmt          For                            For

2.11   Re-appoint Sabina Biran as an Officiating Director        Mgmt          For                            For

2.12   Re-appoint Geva Akmog as an Officiating Director          Mgmt          For                            For

2.13   Re-appoint Allon Bechar as an Officiating Director        Mgmt          For                            For

3.     Re-appoint the Accountant-Auditors and report             Mgmt          For                            For
       as to their fees in the previous year




--------------------------------------------------------------------------------------------------------------------------
 SHUFERSAL LTD, RISHON LEZION                                                                Agenda Number:  702183740
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8411W101
    Meeting Type:  EGM
    Meeting Date:  17-Feb-2010
          Ticker:
            ISIN:  IL0007770378
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Appoint A. Olshansky as an External Director              Mgmt          For                            For
       for a statutory 3 year period

2      Amend the Bye-laws of the Company so as to provide        Mgmt          For                            For
       that approval of a         transaction with
       an officer of the Company or in which an officer
       has a       personal interest, and that is
       not an extraordinary transaction may be given
       by the Board or by the Audit Committee or
       by an officer of the Company who    has no
       personal interest in the transaction; approval
       may be for a specific   transaction or general
       for a particular type of transaction




--------------------------------------------------------------------------------------------------------------------------
 SIAM CEMENT PUBLIC CO LTD                                                                   Agenda Number:  702225346
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7866P147
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  TH0003010Z12
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the minutes of AGM of shareholders for            Mgmt          For                            For
       the year 2009  16th  held on   Wednesday, 25
       MAR 2009

2      Acknowledge the Company's annual report for               Mgmt          For                            For
       the year 2009

3      Adopt the balance sheet and profit and loss               Mgmt          For                            For
       statements for the YE 31 DEC 2009

4      Approve the allocation of profit for the year             Mgmt          For                            For
       2009

5.1    Elect Mr. Chirayu Isarangkun Naayuthaya as a              Mgmt          For                            For
       Director to replace the person

5.2    Elect Air Chief Marshal Kamthon Sindhvananda              Mgmt          For                            For
       as a Director to replace the

5.3    Elect Mr. Tarrin Nimmanahaeminda as a Director            Mgmt          For                            For
       to replace the person who is

5.4    Elect Mr. Pramon Sutivong as a Director to replace        Mgmt          For                            For
       the person who is due to

6.1    Appoint the Auditors for the Siam Cement Public           Mgmt          For                            For
       Company Limited for the year

6.2    Approve the Auditor fee for the Company's financial       Mgmt          For                            For
       statements for the year   2010 of BAHT 248,000,
       the Auditor fee for the year 2009 was baht
       240,000

7.1    Acknowledge the remuneration of the Board of              Mgmt          For                            For
       Directors

7.2    Acknowledge the remuneration of the Sub-Committees        Mgmt          For                            For

8      Other businesses  if any                                  Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SIAM CEMENT PUBLIC CO LTD                                                                   Agenda Number:  702221641
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7866P139
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  TH0003010Z04
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO       ATTEND THE
       MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE
       CARD BY          CONTACTING YOUR CLIENT REPRESENTATIVE.
       THANK YOU

1      To approve the minutes of AGM of shareholders             Non-Voting    No vote
       for the year 2009  16th  held   on Wednesday,
       25 MAR 2009

2      To acknowledge the Company's annual report for            Non-Voting    No vote
       the year 2009

3      To adopt balance sheet and profit and loss statements     Non-Voting    No vote
       for the YE 31 DEC 2009

4      To consider and approve allocation of profit              Non-Voting    No vote
       for the year 2009

5.1    Election of Mr. Chirayu Isarangkun Naayuthaya             Non-Voting    No vote
       as a Director to replace the

5.2    Election of Air Chief Marshal Kamthon Sindhvananda        Non-Voting    No vote
       as a Director to replace

5.3    Election of Mr. Tarrin Nimmanahaeminda as a               Non-Voting    No vote
       Director to replace the person

5.4    Election of Mr. Pramon Sutivong as a Director             Non-Voting    No vote
       to replace the person who

6.1    Appointment of the Auditors for the Siam Cement           Non-Voting    No vote
       Public Company Limited for

6.2    To approve the Auditor Fee for the Company's              Non-Voting    No vote
       financial statements for the     year 2010
       of BAHT 248,000,  the Auditor Fee for the year
       2009 was BAHT        240,000

7.1    To acknowledge the remuneration of the Board              Non-Voting    No vote
       of Directors

7.2    To acknowledge the remuneration of the sub-committees     Non-Voting    No vote

8      Other businesses  if any                                  Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE RECEIPT           Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SIAM CITY BANK PUBLIC CO LTD                                                                Agenda Number:  702354957
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7541B190
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  TH0119010Z16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 669303 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the minutes of 108th AGM of shareholders          Mgmt          For                            For
       on 24 APR 2009

2.     Amend the bank's Articles of Association                  Mgmt          For                            For

3.     Acknowledge the report on the bank's 2009 performance     Mgmt          For                            For

4.     Approve the audited balance sheet and the statement       Mgmt          For                            For
       of profit and loss for the YE 31 DEC 2009

5.1    Approve the required capital reserve allocation           Mgmt          For                            For
       from 2009 operating results

5.2    Approve the suspension dividend payment for               Mgmt          For                            For
       2009 performance

6.1    Approve to suspend the payment of Directors'              Mgmt          For                            For
       bonus

6.2    Approve the payment of Directors' compensation            Mgmt          For                            For

7.     Appointment of an Auditor and determine the               Mgmt          For                            For
       Auditor's fees

8.1    Appointment of Mr. Bantheng Tantivit as a Director,       Mgmt          For                            For
       to replace those whose term expires

8.2    Appointment of Mr. Supadej Poonpipat as a Director,       Mgmt          For                            For
       to replace those whose term expires

8.3    Appointment of Mrs. Michel Chiu Kwok as a Director,       Mgmt          For                            For
       to replace those whose term expires

8.4    Appointment of Mr. Kiartisak Meecharoen as a              Mgmt          For                            For
       Director, to replace those whose term expires

8.5    Appointment of Mr. Narong Chiwankul as a Director,        Mgmt          For                            For
       to replace those whose term expires

8.6    Appointment of Mr. Sathaporn Chinajitta as a              Mgmt          For                            For
       Director, to replace those whose term expires

8.7    Appointment of Mr. Kobsak Duangdee as a Director,         Mgmt          For                            For
       to replace those whose term expires

8.8    Appointment of Miss Suwannapa Suwanprateep as             Mgmt          For                            For
       a Director, to replace those whose term expires

8.9    Appointment of Mr. Brendan George John king               Mgmt          For                            For
       as a Director, to replace those whose term
       expires

8.10   Appointment of Mr. Somjet Moosirilert as a Director,      Mgmt          For                            For
       to replace those whose term expires

8.11   Appointment of Mr. Martin Weeks as a Director,            Mgmt          For                            For
       to replace those whose term expires

9      Approve to increase number of Directors and               Mgmt          For                            For
       appoint 2 new Directors

10     Approve the payment of special remuneration               Mgmt          For                            For
       to the Directors who were in the position during
       year 2009 until 08 APR 2010

11     Other matters (if any)                                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SIAM CITY CEMENT PUBLIC CO LTD                                                              Agenda Number:  702303734
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7887N139
    Meeting Type:  AGM
    Meeting Date:  09-Apr-2010
          Ticker:
            ISIN:  TH0021010Z14
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 658218 DUE TO RECEIPT OF DIRECTOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Adopt the minutes of the 16th AGM of shareholders         Mgmt          For                            For
       held on 10 APR 2009

2      Acknowledge the report of the Board of Directors          Mgmt          For                            For
       to the shareholders

3      Acknowledge the report of the Audit Committee             Mgmt          For                            For
       to the shareholders

4      Approve the Company's financial statements for            Mgmt          For                            For
       the YE 31 DEC 2009 and acknowledge the relevant
       Auditor's report

5      Approve the declaration of final dividend for             Mgmt          For                            For
       2009, and acknowledgement the payment of the
       interim dividend

6      Approve the dividend policy                               Mgmt          For                            For

7      Appointment of the Auditors and approve to fix            Mgmt          For                            For
       their remuneration for the year 2010

8.1    Re-elect Mr. Praphol Buranasiri as a Director,            Mgmt          For                            For
       whose terms will expire by rotation

8.2    Re-elect Mr. Chachchon Ratanarak as the Director,         Mgmt          For                            For
       whose terms will expire by rotation

8.3    Re-elect Mr. Philippe Arto as the Director,               Mgmt          For                            For
       whose terms will expire by rotation

8.4    Re-elect Ms. Chantana Sukumanont as the Director,         Mgmt          For                            For
       whose terms will expire by rotation

9      Approve the payment of Directors' bonuses                 Mgmt          Against                        Against

10     Approve the Director's remuneration principle             Mgmt          For                            For

11     Other matters if any                                      Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SIAM MAKRO PUBLIC CO LTD                                                                    Agenda Number:  702253751
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7923E119
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  TH0429010018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the minutes of the AGM no.16 after conversion     Mgmt          For                            For
       into a public Company   limited held on 29
       APR 2009

2      Approve the audited balance sheets, statements            Mgmt          For                            For
       of income, statements of       changes in share
       holders equity and statements of cash flows
       and the report   of the Auditors of Makro and
       its subsidiaries as of 31 DEC 2009

3.A    Approve the report of the Company Management              Mgmt          For                            For
       regarding the Company's          activities

3.B    Acknowledge the payment of interim dividend               Mgmt          For                            For
       to the Company's shareholders

3.C    Acknowledge the number and name of Independent            Mgmt          For                            For
       Directors as well as the       waiver of certain
       qualification of Independent Directors under
       the sec's      criteria

4      Election of the Directors to be in place of               Mgmt          For                            For
       those who retire, and the Directors remuneration

5      Approve the matters concerning the audit Committee        Mgmt          For                            For
       retirement by term of      appointment and
       the audit Committee to be appointed in place
       of those who     retire

6      Approve the declaration of the dividend payment           Mgmt          For                            For
       and the appropriation of      reserved fund

7      Appoint the Auditors and approve to fix the               Mgmt          For                            For
       auditing fee for the FYE 31 DEC 2010

8      Other businesses  if any                                  Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SIDERAR SAIC                                                                                Agenda Number:  702301603
--------------------------------------------------------------------------------------------------------------------------
        Security:  P8635D100
    Meeting Type:  OGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  ARSIDE010029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE BE ADVISED THAT IN ORDER TO PERMIT FOREIGN         Non-Voting    No Action
       SHAREHOLDERS TO PARTICIPATE IN SHAREHOLDERS'
       MEETINGS, ARGENTINEAN COMPANIES MAY REQUEST
       FOREIGN          SHAREHOLDERS TO PROVIDE PROOF
       OF THEIR REGISTRATION AT THE SUPERINTENDENCY
       OF CORPORATIONS  INSPECCION GENERAL DE JUSTICIA
       .

1      Approve the general inventory, balance sheet,             Mgmt          No Action
       income statement, cash flow     statement,
       statement of the evolution of shareholders
       equity, notes and       attachments, additional
       information Article 68 of the stock exchange
       regulations, report from the Board
       of Directors, report from the Auditors on
       the financial statements and report from the
       monitoring committee, for the    FYE 31DEC
       2009; approve and ratify the term in office
       of the Board of         Directors and monitoring
       committee, and of the resolutions and measures
       passed by the same during FY Number 49,
       taking note of the report regarding   the corporate
       governance code of the Company, in compliance
       with general      resolution 516 07 of the
       national Securities Commission

2      Approve to take a note of the consolidated annual         Mgmt          No Action
       financial statement

3      Approve to take note of the annual report from            Mgmt          No Action
       the Audit committee and the    budget fro the
       hiring of advisors and Independent professionals
       for the       functioning of the Audit Committee

4      Approve the establishment of the compensation             Mgmt          No Action
       of the Board of Directors and   of the monitoring
       committee that has been provisioned for with
       a charge       against the result of the FYE
       on 31 DEC 2009, in the amount of ARS 4,996,800

5      Approve to take note of the compensation established      Mgmt          No Action
       by the monitoring        committee for the
       Auditors of the financial statements for the
       FYE 31 DEC     2009

6      Approve the allocation of the results of the              Mgmt          No Action
       FY, consideration of the payment of a cash
       dividend of ARS 382,215,648, which represents
       110% of the share     capital currently in
       circulation of ARS 347,468,771, equivalent
       to ARS 1.10   per share, and establishment
       of the date for the payment of the dividend

7      Approve to determine the number of Members of             Mgmt          No Action
       the Board of Directors, and     determination
       of the number of members of the monitoring
       committee and        election of the same

8      Approve the information related to Article 33             Mgmt          No Action
       of law 19,550




--------------------------------------------------------------------------------------------------------------------------
 SIDI KERIR PETROCHEMICALS, ALEXANDRIA                                                       Agenda Number:  702253105
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8411S100
    Meeting Type:  OGM
    Meeting Date:  22-Mar-2010
          Ticker:
            ISIN:  EGS380S1C017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve the Board of Director report for the              Mgmt          No Action
       Company's activity for the FYE   31 DEC 2009

2      Approve the financial Auditor report for the              Mgmt          No Action
       same period of time

3      Approve the Company financial statements for              Mgmt          No Action
       the same period

4      Approve the suggested profit distribution                 Mgmt          No Action

5      Approve to detremining bonuses and allowences             Mgmt          No Action
       for the Board of Director       members for
       year 2010

6      Approve the hiring the financial Auditor for              Mgmt          No Action
       the year 2010 and detremining    his fees

7      Authorize the Board of Director to make donations         Mgmt          No Action
       more than EGP 1000 for the  year 2010

8      Approve to release the Board of Director responsibilities Mgmt          No Action
       for the ended year  2009

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SIEMENS LTD                                                                                 Agenda Number:  702189259
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7934G137
    Meeting Type:  AGM
    Meeting Date:  29-Jan-2010
          Ticker:
            ISIN:  INE003A01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive, approve and adopt the audited profit             Mgmt          For                            For
       and loss account for the YE 30  SEP 2009, the
       balance sheet as at that date together with
       the reports of the  Directors and the Auditors
       thereon

2      Declare a dividend on equity shares                       Mgmt          For                            For

3      Re-appoint Mr. Joe Kaeser as a Director, who              Mgmt          For                            For
       retires by rotation

4      Re-appoint Mr. Vijay V. Paranjape as a Director,          Mgmt          For                            For
       who retires by rotation

5      Re-appoint Mr. Narendra J. Jhaveri as a Director,         Mgmt          For                            For
       who retires by rotation

6      Appoint, Messrs S. R. Batliboi & Associates,              Mgmt          For                            For
       Chartered Accountants as the

S.7    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 309 and other applicable provisions if
       any, of the Companies Act, 1956 and the Article
       113 of the      Articles of Association of
       the Company such sum by way of commission not
       exceeding in the aggregate 1% per annum
       or such other percentage as may be    specified
       by the Companies Act, 1956 from time to time
       in this regard of the  net profits of the Company
       computed in the manner referred to in Section
       309(5) of the Companies Act, 1956 be paid
       for each of the 5 financial years   of the
       Company commencing from 01 OCT 2009 to those
       Directors of the Company  other than the Managing
       Director, Executive Director and the whole-time
       Directors as may be determined by the
       Board of Directors of the Company from  time-to-
       time

8      Authorize the Company, pursuant to the provisions         Mgmt          For                            For
       of Sections 198, 269, 309,  310 read with Schedule
       XIII and other applicable provisions, if any,
       of the   Companies Act, 1956 and subject to
       the approval of the Central Government, if
       required, to the revision in remuneration payable
       to Dr. Armin Bruck,         Managing Director
       with effect from 01 JAN 2010 as specified

9      Authorize the Company, pursuant to the provisions         Mgmt          For                            For
       of Sections 198, 269, 309,  310 read with Schedule
       XIII and other applicable provisions, if any,
       of the   Companies Act, 1956 and subject to
       the approval of the Central Government, if
       required, to the revision in remuneration payable
       to Mr. Sunil Mathur,        Executive Director
       with effect from 01 JAN 2010 as specified

10     Authorize the Company, pursuant to the provisions         Mgmt          For                            For
       of Sections 198, 269, 309,  310 read with Schedule
       XIII and other applicable provisions, if any,
       of the   Companies Act, 1956 and subject to
       the approval of the Central Government, if
       required, to the revision in remuneration payable
       to Mr. Vijay V. Paranjape,  Whole-time Director
       with effect from 01 JAN 2010 as specified

11     Authorize the Company, pursuant to the provisions         Mgmt          For                            For
       of Sections 198, 269, 309,  310 read with Schedule
       XIII and other applicable provisions, if any,
       of the   Companies Act, 1956 for the 1-time
       special payment of INR 5,000,000 to Mr.
       Vilas B. Parulekar, who ceased to be the whole
       time Director and as a         Director of
       the Company with effect from 01 OCT 2009

S.12   Authorize the Board, in accordance with the               Mgmt          For                            For
       provisions contained in the       Memorandum
       and Articles of Association of the Company
       and the applicable      provisions of the Companies
       Act, 1956 (hereinafter referred to as the Act)
       and subject to compliance, if required,
       of the provisions contained in the    Securities
       and Exchange Board of India (Employee Stock
       Option Scheme and      Employee Stock Purchase
       Scheme) Guidelines, 1999, (if applicable)(hereinafter
       referred to as the SEBI ESOP Guidelines) (including
       any statutory             modification(s) or
       re-enactment of the Act or SEBI ESOP Guidelines,
       for the   time being in force), and all other
       regulations I guidelines prescribed by    any
       other relevant authority, from time to time
       to the extent applicable, and subject to such
       other approvals, permissions or sanctions as
       may be           necessary, and subject to
       such conditions and modifications as may be
       prescribed or imposed while granting
       such approvals, permissions CONTD.

-      CONTD. and sanctions which may be agreed to               Non-Voting    No vote
       by the Board of Directors of the  Company (hereinafter
       referred to as the Board which term shall be
       deemed to   include any committee(s) which
       the Board may constitute to exercise its
       powers, including the powers conferred
       by this resolution), for the           introduction
       and implementation of the Siemens Limited Share
       Matching Plan    (SMP Scheme), the salient
       features of which are furnished in the explanatory
       statement to this notice and to offer shares,
       which will be acquired either   through an
       employee benefit trust (to be constituted by
       the Board) or any     other entity or service
       provider (third party) which may be appointed
       by the  Board in a permissible manner, by means
       of purchase from the secondary        market,
       to such employees and Whole-time Directors
       (excluding expatriates)    who are in the permanent
       employment of the Company, CONTD.

-      CONTD. and to such other person(s) as may from            Non-Voting    No vote
       time to time be allowed to     enjoy the benefits
       of the SMP Scheme under applicable Laws and
       regulations    made by the Company from time
       to time (hereinafter collectively referred
       to   as Company Employees), except those who
       are promoters or belong to the        promoter
       group, under the SMP Scheme, at such price
       or prices, in 1 or more   tranches and on such
       terms and conditions, as may be fixed or determined
       by   the Board and/or third party in accordance
       with the SMP Scheme; for the       purpose
       of giving effect to the above, such acquisition
       of equity shares by   the trust, other entity
       or service provider (as the case may be) and
       implementation and administration
       of the SMP Scheme, on behalf of the Company
       to evolve, decide upon and bring into effect
       the SMP Scheme, and to make such modifications,
       changes, variations, alterations CONTD.

-      CONTD. or revisions in the SMP Scheme from time           Non-Voting    No vote
       to time or to suspend,        withdraw or revive
       the SMP Scheme as may be specified by any statutory
       authority and to do all such acts, deeds,
       matters and things as may in its    absolute
       discretion deem fit, necessary or desirable
       for such purpose and     with authority on
       behalf of the Company to settle any issues,
       questions,      difficulties or doubts that
       may arise in this regard without being required
       to seek any further consent or approval of
       the Members and further to execute all documents
       and writings as may be necessary, proper, desirable
       or          expedient and to give such directions
       and or instructions as it may from time to
       time decide and to accept and give effect to
       such modifications, changes,  variations, alterations,
       deletions, additions as regards the terms and
       conditions and all things incidental
       and ancilliary thereto; CONTD.

-      CONTD. approve and ratify, all actions taken              Non-Voting    No vote
       by the Board in connection with  the above
       resolutions and all incidental and ancilliary
       things done; the      Company shall conform
       to the accounting policies prescribed from
       time to time under the SEBI ESOP Guidelines,
       to the extent relevant and applicable to the
       SMP Scheme; to do all such acts, deeds, matters
       and things, as may, in its    absolute discretion,
       deem necessary, expedient, useful or proper
       including    the appointment of Merchant Bankers,
       Brokers, Solicitors, Registrars,         Advertisement
       Agency, Compliance Officer, Investors Service
       Centre and other  Advisors, Consultants or
       Representative, incidental to the implementation
       of  the SMP Scheme as also to prefer all applications
       to the appropriate          authorities, parties
       and the institutions for their requisite approvals
       as    also to initiate all necessary actions
       for preparation and issue of public    announcement
       CONTD.

-      CONTD. and filing of public announcement, if              Non-Voting    No vote
       required, with SEBI/Stock        Exchange(s),
       and all other documents required to be filed
       in the above        connection and to settle
       all such questions or difficulties whatsoever
       which  may arise and take all such steps and
       decisions in this regard

S.13   Authorize the Board, in accordance with the               Mgmt          For                            For
       provisions contained in the       Memorandum
       and Articles of Association and the applicable
       provisions of the   Companies Act, 1956 (hereinafter
       referred to as the Act) and subject to
       compliance, if required, of the provisions
       contained in the Securities and    Exchange
       Board of India (Employee Stock Option Scheme
       and Employee Stock      Purchase Scheme) Guidelines,
       1999, (if applicable) (hereinafter referred
       to   as the SEBI ESOP Guidelines) (including
       any statutory modifications or        re-enactments
       of the Act or the SEBI ESOP Guidelines, for
       the time being in   force) and all other regulations/guidelines
       prescribed by any other relevant  authority,
       from time to time, to the extent applicable,
       and subject to such   other approvals, permissions
       and sanctions as may be necessary, and subject
       to such conditions and modifications as may
       be prescribed or imposed while    granting
       such approvals, permissions CONTD.

-      CONTD. and sanctions which may be agreed to               Non-Voting    No vote
       by the Board of Directors of the  Company (hereinafter
       referred to as the Board which term shall be
       deemed to   include any Committee(s) which
       the Board may constitute to exercise its
       powers, including the powers conferred
       by this resolution), to extend the     benefits
       of the Siemens Limited Share Matching Plan
       (SMP Scheme), the salient features of which
       are furnished in the explanatory statement
       to this notice   and to offer shares, which
       will be acquired by either through an employee
       benefit trust (to be constituted by the
       Board) or any other entity or service provider
       (third party) which may be appointed by the
       Board in a permissible   manner, by means of
       purchase from the secondary market, to such
       employees and Whole-time Directors (excluding
       expatriates) who are in the permanent
       employment of the Indian subsidiaries of
       the Company CONTD.

-      CONTD. and to such other person(s) as may from            Non-Voting    No vote
       time to time be allowed to     enjoy the benefits
       of the SMP Scheme under applicable laws and
       regulations    made by the Company from time
       to time (hereinafter referred to as
       Subsidiaries Employees), except those
       who are promoters or belong to the      promoter
       group, under the SMP Scheme, at such price
       or prices, in 1 or more   tranches and on such
       terms and conditions, as may be fixed or determined
       by   the Board and/or third party in accordance
       with the SMP Scheme; for the       purpose
       of giving effect to the above, on behalf of
       the Company to evolve,    decide upon and bring
       into effect the SMP Scheme, and to make such
       modifications, changes, variations,
       alterations or revisions in the SMP       Scheme
       from time to time or to suspend, withdraw or
       revive the SMP Scheme as  may be specified
       by any statutory authority and to do all such
       acts, deeds,   matters and things as may in
       its absolute discretion deem fit, necessar

-      CONTD. and with authority on behalf of the Company        Non-Voting    No vote
       to settle any issues,      questions, difficulties
       or doubts that may arise in this regard without
       being required to seek any further consent
       or approval of the Members and further   to
       execute all documents and writings as may be
       necessary, proper, desirable  or expedient
       and to give such directions and or instructions
       as it may from   time to time decide and to
       accept and give effect to such modifications,
       changes, variations, alterations, deletions,
       additions as regards the terms   and conditions
       and all things incidental and ancilliary thereto;
       approve and  ratify all actions taken by the
       Board in connection with the above and all
       incidental and ancilliary things done; to
       do all such acts, deeds, matters    and things,
       as may, in its absolute discretion, deem necessary,
       expedient,    useful CONTD.

-      CONTD. or proper including the appointment of             Non-Voting    No vote
       Merchant Bankers, Brokers,      Solicitors,
       Registrars, Advertisement Agency, Compliance
       Officer, Investors   Service Centre and other
       Advisors, Consultants or Representative, incidental
       to the implementation of the SMP Scheme as
       also to prefer all applications to the appropriate
       authorities, parties and the institutions for
       their requisite approvals as also to initiate
       all necessary actions for preparation and issue
       of public announcement and filing of public
       announcement, if required, with   SEBI/Stock
       Exchange(s), and all other documents required
       to be filed in the   above connection and to
       settle all such questions or difficulties whatsoever
       which may arise and take all such steps and
       decisions in this regard




--------------------------------------------------------------------------------------------------------------------------
 SIEMENS LTD                                                                                 Agenda Number:  702189451
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7934G137
    Meeting Type:  CRT
    Meeting Date:  29-Jan-2010
          Ticker:
            ISIN:  INE003A01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, with or without modification(s), the             Mgmt          For                            For
       proposed arrangement embodied in the scheme
       of amalgamation of Siemens Healthcare Diagnostics
       Limited with Siemens Limited and their respective
       shareholders

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR THIS RESOLUTION.
       THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting    No vote
       OF VOTING OPTIONS COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SILICONWARE PRECISION INDS LTD                                                              Agenda Number:  702443879
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7934R109
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002325008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The proposal of merger with the subsidiaries              Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 2.58 per    share

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Other issues and extraordinary motions                    Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SILICONWARE PRECISION INDUSTRIES CO LTD.                                                    Agenda Number:  933281608
--------------------------------------------------------------------------------------------------------------------------
        Security:  827084864
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2010
          Ticker:  SPIL
            ISIN:  US8270848646
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2A     ADOPTION BY THE MEETING OF FY 2009 BUSINESS               Mgmt          For                            For
       REPORT AND FINANCIAL STATEMENTS

2B     ADOPTION BY THE MEETING OF FY 2009 PROFIT DISTRIBUTION    Mgmt          For                            For
       PLAN

3A     TO AMEND THE COMPANY'S ARTICLES OF INCORPORATION          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SIME DARBY BHD                                                                              Agenda Number:  702149320
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7962G108
    Meeting Type:  AGM
    Meeting Date:  30-Nov-2009
          Ticker:
            ISIN:  MYL4197OO009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements for              Mgmt          For                            For
       the YE 30 JUN 2009 together with the reports
       of the Directors and the Auditors thereon

2.     Declare a final single tier dividend of 15.3              Mgmt          For                            For
       sen per share for the YE 30 JUN 2009

3.     Approve the annual remuneration for the Non-Executive     Mgmt          For                            For
       Directors at an amount not exceeding MYR 4,500,000
       in aggregate

4.     Re-appoint, pursuant to Section 129(6) of the             Mgmt          For                            For
       Companies Act, 1965, Tun Musa Hitam as a Director
       of the Company, to hold office until the conclusion
       of the next AGM

5.     Re-appoint, pursuant to Section 129(6) of the             Mgmt          For                            For
       Companies Act, 1965, Tun Ahmad Sarji Abdul
       Hamid as a Director of the Company to hold
       office until the conclusion of the next AGM

6.     Re-appoint, pursuant to Section 129(6) of the             Mgmt          For                            For
       Companies Act, 1965, Dr. Arifin Mohamad Siregar
       as a Director of the Company to hold office
       until the conclusion of the next AGM

7.     Re-appoint, pursuant to Section 129(6) of the             Mgmt          For                            For
       Companies Act, 1965, Dato' Sri Mohamed Sulaiman
       as a Director of the Company to hold office
       until the conclusion of the next AGM

8.     Re-appoint, pursuant to Section 129(6) of the             Mgmt          For                            For
       Companies Act, 1965, Dato' Dr. Abdul Halim
       Ismail as a Director of the Company to hold
       office until the conclusion of the next AGM

9.     Elect Tan Sri Samsudin Osman as a Director,               Mgmt          For                            For
       who retires in accordance with Article 104
       of the Company's Articles of Association

10.    Re-elect Raja Tan Sri Dato' Seri Arshad Raja              Mgmt          For                            For
       Tun Uda as a Director, who retire by rotation
       in accordance with Article 99 of the Company's
       Articles of Association

11.    Re-elect Dato' Henry Sackville Barlow as a Director,      Mgmt          For                            For
       who retire by rotation in accordance with Article
       99 of the Company's Articles of Association

12.    Re-elect Dato' Seri Ahmad Zubair @ Ahmad Zubir            Mgmt          For                            For
       Haji Murshid as a Director, who retire by rotation
       in accordance with Article 99 of the Company's
       Articles of Association

13.    Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company for the ensuing FY, and authorize
       the Directors to fix their remuneration

14.    Authorize the Directors, subject always to the            Mgmt          For                            For
       Companies Act, 1965 (Act), the Articles of
       Association of the Company, other applicable
       laws, guidelines, rules and regulations, and
       the approvals of the relevant governmental/
       regulatory authorities, pursuant to Section
       132D of the Act, to allot and issue shares
       in the Company at any time until the conclusion
       of the next AGM and upon such terms and conditions
       and for such purposes as the Directors may,
       in their absolute discretion deem fit, provided
       that the aggregate number of shares to be issued
       does not exceed ten percent (10%) of the issued
       share capital of the Company for the time being

15.    Authorize the Directors, subject always to the            Mgmt          For                            For
       Companies Act, 1965 [Act], the Articles of
       Association of the Company, other applicable
       laws, guidelines, rules and regulations, and
       the approvals of the relevant governmental/
       regulatory authorities, to purchase such amount
       of ordinary shares of MYR 0.50 each in the
       Company [Proposed Share Buy-Back] as may be
       determined by the Directors of the Company
       from time to time through Bursa Malaysia Securities
       Berhad upon such terms and conditions as the
       Directors may deem fit and expedient in the
       interests of the Company provided that: the
       aggregate number of ordinary shares which may
       be purchased and/or held by the Company as
       treasury shares shall not exceed 10% of the
       issued and paid-up ordinary share capital of
       the Company at the time of purchase and the
       maximum funds to be allocated by the Company
       for the purpose of purchasing its own shares
       shall not exceed the total retained profits
       and share premium of the Company at the time
       of purchase; upon completion of the purchase
       by the Company of its own shares, to deal with
       the shares so purchased in their absolute discretion
       in the specified manner: to retain the ordinary
       shares in the Company so purchased by the Company
       as treasury shares; and/or, to cancel them;
       and/or, to resell them; and/or, to distribute
       them as share dividends; and/or in any other
       manner as prescribed by the Act, rules, regulations
       and orders made pursuant to the Act and the
       Main Market Listing Requirements of Bursa Malaysia
       Securities Berhad and any other relevant authority
       for the time being in force; such authority
       conferred by this resolution shall commence
       upon the passing of this resolution and shall
       continue to be in force until and authorize
       the Directors of the Company or any of them
       to take all such steps as are necessary or
       expedient to implement, finalize and give full
       effect to the Proposed Share Buy-Back with
       full powers to assent to any conditions, modifications,
       variations and/or amendments as may be imposed
       by the relevant authorities; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company, or the expiry of the period
       within which the next AGM is required by law
       to be held]

16.    Authorize the Company and/or its Subsidiary               Mgmt          For                            For
       Companies, subject always to the Companies
       Act, 1965 (Act), the Articles of Association
       of the Company, other applicable laws, guidelines,
       rules and regulations, and the approvals of
       the relevant governmental/ regulatory authorities,
       to enter into all arrangements and/or transactions
       involving the interests of the Related Parties
       as specified in Section 2.2 as specified, provided
       that such arrangements and/or transactions
       are: recurrent transactions of a revenue or
       trading nature; necessary for the day-to-day
       operations; carried out in the ordinary course
       of business on normal commercial terms which
       are not more favorable to the Related Parties
       than those generally available to the public;
       and not detrimental to the minority shareholders
       of the Company [the Mandate] and the Mandate,
       shall continue in force until: [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company at which time the Mandate will
       lapse, unless by an ordinary resolution passed
       at that meeting, the Mandate is renewed or
       the expiry of the period within which the next
       AGM is required to be held pursuant to Section
       143(1) of the Companies Act, 1965 [but shall
       not extend to such extensions as may be allowed
       pursuant to Section 143(1) of the Act, [but
       shall not extend to such extensions as may
       be allowed pursuant to Section 143(2) of the
       Act]]; and authorize the Directors of the Company
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as they may consider expedient
       or necessary to give effect to the Mandate




--------------------------------------------------------------------------------------------------------------------------
 SIMPLO TECHNOLOGY CO LTD                                                                    Agenda Number:  702449201
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7987E104
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0006121007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    Receive the report on the 2009 business operations        Non-Voting    No vote

A.2    Receive the 2009 audited reports                          Non-Voting    No vote

A.3    Receive the report on the revision to the rules           Non-Voting    No vote
       of the Board meetings

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution as follows:          Mgmt          For                            For
       cash dividend: TWD 5 per     share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings as follows:         proposed stock
       dividend: 100 for 1,000 shares held

B.4    Amend the Articles of Incorporation                       Mgmt          For                            For

B.5    Amend the procedures of asset acquisition or              Mgmt          For                            For
       disposal

B.6    Amend the procedures of monetary loans                    Mgmt          For                            For

B.7    Amend the procedures of endorsement and guarantee         Mgmt          For                            For

B.8    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SINA CORPORATION                                                                            Agenda Number:  933162670
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81477104
    Meeting Type:  Annual
    Meeting Date:  07-Dec-2009
          Ticker:  SINA
            ISIN:  KYG814771047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       YAN WANG                                                  Mgmt          For                            For
       SONG-YI ZHANG                                             Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS          Mgmt          For                            For
       ZHONG TIAN CPAS LIMITED COMPANY AS THE INDEPENDENT
       AUDITORS OF THE COMPANY.

S3     APPROVAL OF THE AMENDMENT OF THE CURRENT AMENDED          Mgmt          For                            For
       AND RESTATED ARTICLES OF ASSOCIATION BY ADOPTING
       ARTICLES 1, 90, 91, 104, 122, 131, 161, 165
       AND 167.

S4     APPROVAL OF THE AMENDMENT OF THE CURRENT AMENDED          Mgmt          For                            For
       AND RESTATED ARTICLES OF ASSOCIATION OF THE
       COMPANY BY ADOPTING ARTICLES 1, 5, 69, 72,
       74, 76, 117, 118, 128 AND 163 SET FORTH IN
       THE SECOND AMENDED AND RESTATED ARTICLES OF
       ASSOCIATION OF THE COMPANY.

S5     APPROVAL OF THE DELETION OF ARTICLE 98 OF THE             Mgmt          For                            For
       CURRENT AMENDED AND RESTATED ARTICLES OF ASSOCIATION
       OF THE COMPANY AND THE AMENDMENT OF THE CURRENT
       AMENDED AND RESTATED ARTICLES OF ASSOCIATION
       OF THE COMPANY BY ADOPTING ARTICLES 105, 106,
       108, 111, 112, 113, 114, 121, 122 AND 131 SET
       FORTH IN SECOND AMENDED AND RESTATED ARTICLES
       OF ASSOCIATION.

S6     APPROVAL OF THE AMENDMENT OF THE CURRENT AMENDED          Mgmt          For                            For
       AND RESTATED ARTICLES OF ASSOCIATION OF THE
       COMPANY BY ADOPTING ARTICLE 71 SET FORTH IN
       THE SECOND AMENDED AND RESTATED ARTICLES OF
       ASSOCIATION OF THE COMPANY.

S7     APPROVAL OF THE RESTATEMENT OF THE AMENDED AND            Mgmt          For                            For
       RESTATED ARTICLES OF ASSOCIATION TO REFLECT
       THE AMENDMENTS (IF ANY) APPROVED PURSUANT TO
       PROPOSAL NOS. 3 TO 6.




--------------------------------------------------------------------------------------------------------------------------
 SINCERE NAVIGATION CORP                                                                     Agenda Number:  702465293
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7991E108
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  TW0002605003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 662522 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution                      Mgmt          For                            For

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.5    Approve the status of converting whole certificate        Mgmt          For                            For
       to scripless securities

B.6.1  Election of Steve Gee-King Hsu: ID NO: 1 as               Mgmt          For                            For
       a Director

B.6.2  Election of Fred Ching-Pen Tsai: ID NO: 5 as              Mgmt          For                            For
       a Director

B.6.3  Election of Jack Chi-Kao Hsu: ID NO: 10 as a              Mgmt          For                            For
       Director

B.6.4  Election of Orient Dynasty Ltd: ID NO: 88614              Mgmt          For                            For
       as a Director

B.6.5  Election of Uppercrest Enterprises Limited:               Mgmt          For                            For
       ID NO: 92013 as a Director

B.6.6  Election of Douglas Fong-Chou Chang: ID NO:               Mgmt          For                            For
       161262 as a Director

B.6.7  Election of Henry C. Wang:ID NO: 17 as a Supervisor       Mgmt          For                            For

B.6.8  Election of Ching Shan Investments Co Ltd:ID              Mgmt          For                            For
       NO: 21 as a Supervisor

B.7    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in competitive business

B.8    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SINO HUA-AN INTERNATIONAL BHD                                                               Agenda Number:  702420263
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7999S109
    Meeting Type:  AGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  MYL2739OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 697022 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 DEC 2009 together with the reports
       of the Directors and the Auditors thereon

2      Approve the payment of Directors' fees for the            Mgmt          For                            For
       FYE 31 DEC 2009

3      Re-elect Mr. Cedric Choo Sia Teik as a Director,          Mgmt          For                            For
       who retires pursuant to Article 95 of the Company's
       Articles of Association

4      Re-elect Mr. Zhu QingHua as a Director, who               Mgmt          For                            For
       retires pursuant to Article 95 of the Company's
       Articles of Association

5      Re-appoint, pursuant to Section 129(6) of the             Mgmt          For                            For
       Companies Act 1965, Y. Bhg. Dato' Mohd Shahar
       Bin Abdul Hamid, as a  Director of the Company
       and to hold office until the conclusion of
       the next AGM

6      Appointment of Messrs. Morison Anuarul Azizan             Mgmt          For                            For
       Chew as the Auditors of the Company in place
       of the retiring Auditors, Messrs. Anuarul Azizan
       Chew & Co., to hold office until the conclusion
       of the next AGM at a remuneration to be agreed
       between the Directors and the Auditors

7      Authorize the Directors, subject to Section               Mgmt          Against                        Against
       132D of the Companies Act 1965 and approvals
       of the relevant governmental and/or regulatory
       authorities, to issue and allot shares in the
       Company, at any time to such persons and upon
       such terms and conditions and for such purposes
       as the Directors may, in their absolute discretion,
       deem fit, provided that the aggregate number
       of shares issued pursuant to this resolution
       does not exceed 10% of the issued and paid-up
       share capital of the Company for the time being;
       and to obtain the approval for the listing
       of and quotation for the additional shares
       so issued on Bursa Malaysia Securities Berhad
       ("Bursa Securities"); [Authority expires at
       the conclusion of the next AGM of the Company]

8      Authorize Sino Hua-An International Berhad Group          Mgmt          For                            For
       ("the Group") to enter into and to give effect
       to specified recurrent related party transactions
       of a revenue or trading nature with the Related
       Parties as stated in Part A Section 1.4 of
       the Circular to Shareholders dated 23 APR 2010,
       which are necessary for its day-to-day operations,
       to be entered into by the Group on the basis
       that this transaction is entered into on terms
       which are not more favorable to the Related
       Party involved than generally available to
       the public and are not detrimental to the minority
       shareholders of the Company (hereinafter referred
       to as the "Proposed Renewal of Shareholders'
       Mandate"); [Authority expires at the conclusion
       of the next AGM of the Company following the
       general meeting at which the Proposed Renewal
       of Shareholders' Mandate was passed, at which
       time it will lapse, unless by resolution passed
       at the general meeting, the authority is renewed
       or the expiration of the period within which
       the AGM after that date is required to be held
       pursuant to Section 143(1) of the Companies
       Act 1965 (but shall not extend to such extension
       as may be allowed pursuant to Section 143(2)
       of the Companies Act 1965]; and authorize the
       Directors and/or any of them to complete and
       do all such acts and things (including executing
       such documents as may be required) to give
       effect to the Proposed Renewal of Shareholders'
       Mandate

9      Authorize the Company, subject always to the              Mgmt          For                            For
       Companies Act 1965, the provisions of the Memorandum
       and Articles of Association of the Company,
       the Listing Requirements of Bursa Securities,
       and the approvals of all relevant governmental
       and/or regulatory authorities, to the extent
       permitted by the law, to buy back such amount
       of ordinary shares of MYR 0.50 each in the
       Company as may be determined by the Directors
       of the Company from time to time through Bursa
       Securities upon such terms and conditions as
       the Directors deem fit and expedient in the
       interest of the Company provided that: the
       aggregate number of shares bought-back does
       not exceed 10% of the total issued and paid-up
       share capital of the Company at any point in
       time; the maximum amount of funds to be allocated
       for the share buy-back shall not exceed the
       aggregate of the retained profits and/or share
       premium of the Company; and the shares purchased
       are to be treated in either of the following
       manner: cancel the purchased ordinary shares;
       or retain the purchased ordinary shares as
       treasury shares for distribution as dividend
       to shareholders and/or resell on the market
       of Bursa Securities; or retain part of the
       purchased ordinary shares as treasury shares
       and cancel the remainder; [Authority expires
       at the conclusion of the next AGM of the Company,
       unless by ordinary resolution passed at that
       meeting, the authority is renewed, either unconditionally
       or subject to conditions or the expiration
       of the period within which the next AGM is
       required by law to be held]; authorize the
       Directors of the Company to take all such steps
       as are necessary or expedient (including without
       limitation, the opening and maintaining of
       central depository account(s) under the Securities
       Industry (Central Depositories) Act, 1991,
       and the entering into of all agreements, arrangements
       and guarantees with any party or parties) to
       implement, finalize and give full effect to
       the Proposed Share Buy-Back with full powers
       to assent to any conditions, modifications,
       revaluations, variations and/or amendments
       (if any) as may be imposed by the relevant
       authorities and with full power to do all such
       acts and things thereafter (including without
       limitation, the cancellation or retention as
       treasury shares of all or any part of the shares
       bought-back) in accordance with the Companies
       Act 1965, the provisions of the Memorandum
       and Articles of Association of the Company,
       the Listing Requirements of Bursa Securities,
       and all other relevant governmental and/or
       regulatory authorities

S.10   Approve and adopt the amendments to the Articles          Mgmt          For                            For
       of Association of the Company as specified
       in Part C Section 1 of the Circular to Shareholders
       dated 23 APR 2010 and authorize the Board of
       Directors to give effect to the said amendments

       Transact any other ordinary business                      Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SINO-AMERICAN SILICON PRODUCTS INC                                                          Agenda Number:  702443944
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8022X107
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0005483002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of endorsement and guarantee                   Non-Voting    No vote

A.4    The status of joint-venture in people's republic          Non-Voting    No vote
       of china

A.5    The status of cash injection                              Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 1 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings and staff bonus,    proposed stock
       dividend: 70 for 1,000 shares held

B.4    Approve the proposal of capital injection by              Mgmt          Against                        Against
       issuing new shares to            participate
       the global depositary receipt (GDR) issuance

B.5    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.6    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.7    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.8    Approve the proposal of capital injection by              Mgmt          For                            For
       issuing new shares to apply      profit-seeking
       enterprise income tax exemption

B.9    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SINO-THAI ENGINEERING AND CONSTRUCTION PUBLIC CO LTD STECON                                 Agenda Number:  702322734
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8048P229
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  TH0307010Z17
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the minutes of the AGM of Shareholders            Mgmt          For                            For
       No. 15/2009

2.     Approve the Board of Directors' report on the             Mgmt          For                            For
       Company's operating results for the year ending
       31 DEC 2009 and the annual report for the year
       2009

3.     Approve the balance sheet and profit and loss             Mgmt          For                            For
       statements for the fiscal period ending 31
       DEC 2009

4.     Approve the appropriation of the statutory reserve        Mgmt          For                            For
       and the declaration of a dividend payment for
       the year 2009

5.     Approve the appointment of the New Directors              Mgmt          For                            For
       in place of those retiring by rotation

6.     Approve the appointment of a New Director                 Mgmt          For                            For

7.     Approve to fix the remuneration of the Directors          Mgmt          For                            For
       and Audit Committee Members for the year 2010

8.     Approve the appointment of the Company's Auditor          Mgmt          For                            For
       and fix the Auditor's remuneration for the
       FY 2010

9.     Amend the Article 21 of the Articles of Association       Mgmt          For                            For

10.    Other business [if any]                                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SINOPAC FINANCIAL HOLDINGS CO LTD                                                           Agenda Number:  702134153
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8009U100
    Meeting Type:  EGM
    Meeting Date:  11-Dec-2009
          Ticker:
            ISIN:  TW0002890001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER PARTIES. IF
       YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR
       THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION,
       AN ELECTION WOULD BE DEEMED AS A 'NO VOTE'.

A.1    The execution status of preferred stocks                  Non-Voting    No vote

B.1    Authorize the Board of Directors to proceed               Mgmt          For                            For
       the fund-raising plan at the appropriate time,
       considering the Company's long-term capital
       needs and market condition, in accordance with
       the Company's strategic development

B.2    Approve to revise the Articles of incorporation           Mgmt          For                            For

B.3    Elect Ms. Sophia Cheng [Personal ID: P220336935]          Mgmt          For                            For
       as an Independent Director

B.4    Extraordinary motions                                     Mgmt          Against                        Against

       ACCORDING TO ITEM 1 OF THE ARTICLE 192 AT THE             Non-Voting    No vote
       COMPANY LAW, ANY SHAREHOLDER HOLDING 1% OR
       MORE OF THE TOTAL OUTSTANDING SHARES OF THE
       COMPANY MAY SUBMIT THEIR NOMINATION FOR INDEPENDENT
       DIRECTOR.

       Chairman's Address                                        Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAME IN RESOLUTION 3 AND RECEIPT
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTION.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 SINOPAC FINANCIAL HOLDINGS CO LTD                                                           Agenda Number:  702452347
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8009U100
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002890001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The status of assets impairment                           Non-Voting    No vote

A.3    The 2009 audited reports                                  Non-Voting    No vote

A.4    The revision to the employee stock options plan           Non-Voting    No vote

A.5    The same person or the same affiliate who intends         Non-Voting    No vote
       to prossess more than the   designated rate
       of total voting shares of the same FHC report

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 0.1156 per  share

B.3    Approve the proposal of long-term capital injection       Mgmt          For                            For

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SINOPEC SHANGHAI PETROCHEMICAL CO LTD                                                       Agenda Number:  702421443
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y80373106
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  CNE1000004C8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       THE RESOLUTIONS. THANK YOU

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL       http://www.hkexnews.hk/listedco/listconews/sehk/20100507/LTN20100507081.pdf

1      Receive the 2009 work report of the Board of              Mgmt          For                            For
       the Company

2      Receive the 2009 work report of the Supervisory           Mgmt          For                            For
       Committee of the Company

3      Approve the 2009 audited financial statements             Mgmt          For                            For
       of the Company

4      Approve the 2009 Profit Distribution Plan of              Mgmt          For                            For
       the Company

5      Receive the 2010 financial budget report of               Mgmt          For                            For
       the Company

6      Re-appointment of KPMG Huazhen as the Company's           Mgmt          For                            For
       Domestic Auditor for the year 2010 and KPMG
       as the Company's International Auditor for
       the year 2010, and   to authorize the Board
       to fix their remuneration

7      Appointment of Mr. Wu Haijun as a Director to             Mgmt          For                            For
       fill up the vacancy in the      sixth session
       of the Board

S.8    Approve the amendments to the Articles of Association     Mgmt          For                            For
       of the Company  the     'Articles of Association'
       and its appendices proposed by the Board of
       the    Company and authorize the Board of the
       Company to transact all relevant       matters
       regarding any application, reporting and approval,
       registration and   filing requirements in relation
       to such amendments to the Articles of
       Association and its appendices on behalf
       of the Company, including making     appropriate
       text revisions in accordance with any revision
       request of any     relevant PRC approval authorities
       and the listing rules of any stock
       exchanges on which the Company's securities
       are listed




--------------------------------------------------------------------------------------------------------------------------
 SINOPEC YIZHENG CHEMICAL FIBRE CO LTD                                                       Agenda Number:  702390268
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9841W106
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  CNE1000004D6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the report of the Directors of the Company        Mgmt          For                            For
       for the year 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year   2009

3      Approve the audited Financial Statements and              Mgmt          For                            For
       the report of the Auditors of    the Company
       for the year 2009

4      Approve the scheme of profit distribution of              Mgmt          For                            For
       the Company for the year 2009

5      Re-appoint of KPMG Huazhen and KPMG as the domestic       Mgmt          For                            For
       and international         auditors of the Company
       for the year 2010, and authorize the Directors
       to fix their remuneration

6.1.A  Approve the revised Caps, (as defined and more            Mgmt          For                            For
       particularly described in the  circular of
       the Company dated 19 APR 2010 (the ''Circular''),
       a copy of which marked ''A'' is produced to
       the meeting and signed by the Chairman of the
       meeting for the purpose of identification)
       in relation to the transactions    contemplated
       under the New Financial Services Agreement
       (as defined and more  particularly described
       in the Circular) for the remaining two YE 31
       DEC 2010  and 31 DEC 2011

6.1.B  Authorize the Directors on behalf of the Company          Mgmt          For                            For
       to sign, seal, execute,      perfect, perform
       and deliver all such instruments, documents
       and deeds, and   do all such acts, matters
       and things and take all such acts as they may
       in    their discretion consider necessary,
       desirable or expedient to implement      and/or
       to give effect to the Revised Caps and the
       transactions contemplated   under the New Financial
       Services Agreement

6.2    Approve the ongoing connected transactions under          Mgmt          For                            For
       the Product Supply Framework Agreement and
       the Comprehensive Service Framework Agreement
       for the year 2010 by independent shareholders
       of the Company

6.3    Approve the ongoing connected transactions under          Mgmt          For                            For
       the Financial Services       Agreement for
       the year 2010 by independent shareholders of
       the Company

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS
       . THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF VOTING OPTION COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SINOTRANS LTD                                                                               Agenda Number:  702016406
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6145J104
    Meeting Type:  EGM
    Meeting Date:  29-Jul-2009
          Ticker:
            ISIN:  CNE1000004F1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR THIS RESOLUTION.
       THANK YOU

1.     Elect Mr. Mok, Chi Ming Victor as a Non-Executive         Mgmt          For                            For
       Director of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SINOTRANS LTD                                                                               Agenda Number:  702036256
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6145J104
    Meeting Type:  EGM
    Meeting Date:  02-Sep-2009
          Ticker:
            ISIN:  CNE1000004F1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       1. THANK YOU.

1.     Approve the transactions contemplated under               Mgmt          For                            For
       the master services agreement entered into
       between the Company and [Maersk Hong Kong Limited]
       ["Maersk"] on 19 JUN 2009 [the Master Services
       Agreement, as specified] and the annual caps
       for each of the 3 years ending 31 DEC 2009,
       2010 and 2011 in respect of the provision and
       receipt of services by the Company and its
       subsidiaries to/ from Maersk and its associates
       in accordance with the terms of the Master
       Services Agreement; and authorize the Directors
       of the Company to take all actions and execute
       all documents which they deem necessary, desirable
       or appropriate in order to implement or give
       effect to the Master Services Agreement and
       the transactions contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE AND RECORD DATE. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SINTEX INDUSTRIES LTD (FORMERLY BHARAT VIJAY MILLS LTD)                                     Agenda Number:  702100683
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8064D134
    Meeting Type:  AGM
    Meeting Date:  12-Oct-2009
          Ticker:
            ISIN:  INE429C01027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the Balance Sheet              Mgmt          For                            For
       as at 31 MAR 2009, the Profit and Loss Account
       for the YE 31 MAR 2009, the reports of the
       Directors and the Auditors of the Company thereon

2.     Declare a dividend on equity shares of the Company        Mgmt          For                            For

3.     Re-appoint Shri. Rooshi Kumar V.Pandya as a               Mgmt          For                            For
       Director, who retires by rotation

4.     Re-appoint Shri. Rahul A. Patel as a Director,            Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Shri. Amit D. Patel as a Director              Mgmt          For                            For
       who retires by rotation

6.     Re-appoint M/s. Deloitte Haskins & Sells, as              Mgmt          For                            For
       the Statutory Auditors of the Company and approve
       to fix their remuneration

7.     Authorize the Board of Directors, in suppression          Mgmt          For                            For
       of the Resolution passed at the EGM held on
       24 DEC 2007, pursuant to Section 293(1)(d)
       and all other applicable provisions of the
       Companies Act 1956 and all other enabling provisions,
       if any, to borrow such sum or sums of money
       in any manner, from time to time, as may be
       required for the purposes of the business of
       the Company with or without the security and
       upon such terms and conditions as they may
       think fit, notwithstanding that money to be
       borrowed together with money already borrowed
       by the Company [apart from temporary loans
       obtained from the Company's bankers in the
       ordinary course of business] may exceed the
       aggregate of the Company's paid-up share capital
       and its free reserves, that is to say reserves
       not set apart for any specific purpose provided
       that the total amount so, borrowed by the Board
       of Directors and outstanding at any time shall
       not exceed the sum of INR 4000 crore




--------------------------------------------------------------------------------------------------------------------------
 SIXTH OF OCTOBER DEVELOPMENT & INVETMENT/ SODIC SA, GIZA                                    Agenda Number:  702159725
--------------------------------------------------------------------------------------------------------------------------
        Security:  M84139100
    Meeting Type:  EGM
    Meeting Date:  07-Dec-2009
          Ticker:
            ISIN:  EGS65851C015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to increase the Company licensed capital          Mgmt          No Action
       and amend the Article no 6 from the Company
       main system

2.     Amend the Articles of the bonus system for staff          Mgmt          No Action

3.     Amend the Article No. 4 from the Company main             Mgmt          No Action
       system regarding the Company premises to be
       at six of October city

4.     Amend the Article No. 26 from the Company main            Mgmt          No Action
       system

5.     Amend the Article No. 39 from the Company main            Mgmt          No Action
       system regarding the assembly meeting place
       to be at six of October Governorate or Governorate
       of Giza




--------------------------------------------------------------------------------------------------------------------------
 SIXTH OF OCTOBER DEVELOPMENT & INVETMENT/ SODIC SA, GIZA                                    Agenda Number:  702348221
--------------------------------------------------------------------------------------------------------------------------
        Security:  M84139100
    Meeting Type:  OGM
    Meeting Date:  05-May-2010
          Ticker:
            ISIN:  EGS65851C015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve the Board of Directors report for the             Mgmt          No Action
       Company's activity for the YE   2009

2      Approve the financial Auditor report for YE               Mgmt          No Action
       2009

3      Approve the company financial statements for              Mgmt          No Action
       YE 2009

4      Approve the hiring the financial Auditor for              Mgmt          No Action
       the year 2010 and determining    its fees

5      Approve the compensation contracts took place             Mgmt          No Action
       during 2009 and delegate BOD to make compensation
       contracts in 2010

6      Approve to release the Board of Directors responsibilitiesMgmt          No Action
       for 2009

7      Approve to determine bonuses and allowances               Mgmt          No Action
       for the Board of Directors        Members for
       FY 2010

8      Approve to determine annual bonus for the CEO             Mgmt          No Action
       same like last years

9      Approve the Board of Directors to make donations          Mgmt          No Action
       more than 1000 EGP during    2010




--------------------------------------------------------------------------------------------------------------------------
 SK BROADBAND CO., LTD.                                                                      Agenda Number:  702253395
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8065G102
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7033630005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

1.     Approve the FY 2009 financial statement                   Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Election of Insik Park as an Executive Director           Mgmt          For                            For

3.2    Election of Inchan Lee as a Non-Executive Director        Mgmt          For                            For

4.     Approve the remuneration limit of Directors               Mgmt          For                            For
       for the FY 2010




--------------------------------------------------------------------------------------------------------------------------
 SK CHEMICALS CO LTD, SUWON                                                                  Agenda Number:  702248027
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y80661104
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7006120000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Approve the remuneration for the Director                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SK ENERGY CO LTD                                                                            Agenda Number:  702048441
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8063L103
    Meeting Type:  EGM
    Meeting Date:  11-Sep-2009
          Ticker:
            ISIN:  KR7096770003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF ''ABSTAIN''      Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT ''ABSTAIN'' AS A VALID VOTE OPTION.

1.     Approve the spin off                                      Mgmt          For                            For

       PLEASE NOTE THAT THE ISSUING COMPANY WILL OWN             Non-Voting    No vote
       100% OF SHARES OF NEWLY ESTABLISHED COMPANY
       RESULTED FROM THE ABOVE SPIN-OFF, THIS SPIN-OFF
       DOES NOT AFFECT ON YOUR HOLDINGS. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INCLUSION      Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SK ENERGY CO LTD                                                                            Agenda Number:  702246960
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8063L103
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7096770003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1.     Approve the financial statement and the statement         Mgmt          For                            For
       of appropriation of         unappropriated
       retained earnings

2.     Approve the partial amendment to Articles of              Mgmt          For                            For
       incorporation

3.     Election of Youngju Kim, Jaehwan Lee, Hyuk Choi,Ingu      Mgmt          For                            For
       Han  V as a  External

4.     Election of Jaehwan Lee, Myunghae Choi Ingu               Mgmt          For                            For
       Han as the Audit Committee

5.     Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SK HOLDINGS CO LTD, SEOUL                                                                   Agenda Number:  702247708
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8070C112
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7003600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement                           Mgmt          For                            For

2      Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

3.1    Election of the Inside Director  nominee: Youngho         Mgmt          For                            For
       Park

3.2    Election of the Outside Director  nominee: Sehoon         Mgmt          For                            For
       Park

3.3    Election of the Outside Director  nominee: Sangduk        Mgmt          For                            For
       Nam

4.1    Election of the Audit Committee Member as Outside         Mgmt          For                            For
       Director  nominee: Sehoon

4.2    Election of the Audit Committee Member as Outside         Mgmt          For                            For
       Director  nominee: Sangduk

5      Approve the limit of remuneration for the Directors       Mgmt          For                            For

       DELETION OF COMMENT.                                      Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SK NETWORKS CO LTD, SUWON                                                                   Agenda Number:  701970142
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8296C102
    Meeting Type:  EGM
    Meeting Date:  06-Jul-2009
          Ticker:
            ISIN:  KR7001740000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN THE KOREAN MARKET, THE VOTE           Non-Voting    No vote
       OPTION OF "ABSTAIN" IS DETERMINED TO BE ACCEPTABLE
       OR NOT IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF YOUR
       VOTING INSTRUCTIONS WILL TREAT "ABSTAIN" AS
       A VALID VOTE OPTION. THANK YOU

1.     Approve the transfer of business                          Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SK NETWORKS CO LTD, SUWON                                                                   Agenda Number:  702248990
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8296C102
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7001740000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statements                          Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of Inside Director                               Mgmt          For                            For

4      Approve the remuneration for the Director                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SK TELECOM CO., LTD.                                                                        Agenda Number:  933194425
--------------------------------------------------------------------------------------------------------------------------
        Security:  78440P108
    Meeting Type:  Annual
    Meeting Date:  12-Mar-2010
          Ticker:  SKM
            ISIN:  US78440P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF FINANCIAL STATEMENTS FOR THE 26TH             Mgmt          For                            For
       FISCAL YEAR (FROM JANUARY 1, 2009 TO DECEMBER
       31, 2009), AS SET FORTH IN ITEM 1 OF THE COMPANY'S
       AGENDA ENCLOSED HEREWITH.

02     AMENDMENT TO THE ARTICLES OF INCORPORATION AS             Mgmt          For                            For
       SET FORTH IN ITEM 2 OF THE COMPANY'S AGENDA
       ENCLOSED HEREWITH.

03     APPROVAL OF CEILING AMOUNT OF THE REMUNERATION            Mgmt          For                            For
       FOR DIRECTORS * PROPOSED CEILING AMOUNT OF
       THE REMUNERATION FOR DIRECTORS IS KRW 12 BILLION.

4A     ELECTION OF MR. CHO, KI HAENG AS DIRECTOR.                Mgmt          For                            For

4B     ELECTION OF MR. SHIM, DAL SUP AS INDEPENDENT              Mgmt          For                            For
       NON-EXECUTIVE DIRECTOR.

4C     ELECTION OF MEMBERS OF THE AUDIT COMMITTEE.               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SK TELECOM LTD                                                                              Agenda Number:  702239167
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4935N104
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7017670001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1.     Approve the 26th financial statement                      Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.     Approve the remuneration for the Director                 Mgmt          For                            For

4.     Elect Kihaeng Jo as a Inside Director                     Mgmt          For                            For

5.     Elect Dalseob Sim as a Outside Director                   Mgmt          For                            For

6.     Elect Dalseob Sim and Jaeyoung Jeong as a Audit           Mgmt          For                            For
       Committee member




--------------------------------------------------------------------------------------------------------------------------
 SM INVTS CORP                                                                               Agenda Number:  702322102
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y80676102
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  PHY806761029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 665519 DUE TO ADDITION OF CUMULATIVE VOTING
       COMMENT. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION
       6. THANK YOU.

       Call to order                                             Non-Voting    No vote

       Certification of notice and quorum                        Non-Voting    No vote

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE NOTE THAT ONLY A VOTE
       "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS.

1.1    Election of Henry Sy, Sr. as a Director for               Mgmt          For                            For
       2010 to 2011

1.2    Election of Teresita T. Sy as a Director for              Mgmt          For                            For
       2010 to 2011

1.3    Election of Henry Sy, Jr. as a Director for               Mgmt          For                            For
       2010 to 2011

1.4    Election of Harley T. Sy as a Director for 2010           Mgmt          For                            For
       to 2011

1.5    Election of Jose T. Sio as a Director for 2010            Mgmt          For                            For
       to 2011

1.6    Election of Gregory L. Domingo as a Director              Mgmt          For                            For
       for 2010 to 2011

1.7    Election of Vicente S. Perez, Jr. as a Independent        Mgmt          For                            For
       Director for 2010 to 2011

1.8    Election of Ah Doo Lim as a Independent Director          Mgmt          For                            For
       for 2010 to 2011

2.     Approve the minutes of the previous annual stockholders'  Mgmt          For                            For
       meeting

3.     Approve the annual report                                 Mgmt          For                            For

4.     Ratify the acts of the Board of Directors and             Mgmt          For                            For
       the management from the date of the last annual
       stockholders' meeting up to the date of this
       meeting

5.     Election of Sycip Gorres Velayo and Company               Mgmt          For                            For
       as the Independent Auditors

6.     Any other business                                        Mgmt          Against                        Against

       Adjournment                                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SM PRIME HOLDINGS INC, MANILA                                                               Agenda Number:  702286003
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8076N112
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  PHY8076N1120
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to order                                          Mgmt          For                            For

2      Approve the certification of notice and quorum            Mgmt          For                            For

3      Approval of minutes of annual meeting of stockholders     Mgmt          For                            For
       held on 28 APR 2009

4      Approve the annual report                                 Mgmt          For                            For

5      Ratify the acts of the Board of  Directors and            Mgmt          For                            For
       the Management from the date   of the last
       annual stockholder's meeting up to the date
       of this meeting

6.1    Election of Henry Sy, Sr. as a Director for               Mgmt          For                            For
       2010 to 2011

6.2    Election of Jose L. Cuisia, Jr. as a Independent          Mgmt          For                            For
       Director for 2010 to 2011

6.3    Election of Gregorio U. Kilayko as a Independent          Mgmt          For                            For
       Director for 2010 to 2011

6.4    Election of Henry T. Sy, Jr. as a Director for            Mgmt          For                            For
       2010 to 2011

6.5    Election of Hans T. Sy as a Director for 2010             Mgmt          For                            For
       to 2011

6.6    Election of Herbert T. Sy as a Director for               Mgmt          For                            For
       2010 to 2011

6.7    Election of Senen T. Mendiola as a Director               Mgmt          For                            For
       for 2010 to 2011

7      Appointment of External Auditors                          Mgmt          For                            For

8      Other matters                                             Non-Voting    No vote

9      adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SNI - STE NATIONALE D'INVESTISSEMENT MAROC, MAROC                                           Agenda Number:  702404031
--------------------------------------------------------------------------------------------------------------------------
        Security:  V8732Y133
    Meeting Type:  OGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  MA0000010308
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report of the Board of Directors              Mgmt          No Action
       and the report of the Auditors   on accounts
       of the FY ending on 31 DEC 2009, passing of
       the said accounts

2      Approve the quietus to the Directors and to               Mgmt          No Action
       the Auditors

3      Receive the special report of the Auditors on             Mgmt          No Action
       conventions provided for in     Article 56,
       Act 17-95; and the operations finalized or
       executed during the FY

4      Approve the appropriation of results                      Mgmt          No Action

5      Approve the Management practice                           Mgmt          No Action

6      Powers to be conferred                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 SNP PETROM SA, BUCHAREST                                                                    Agenda Number:  702097824
--------------------------------------------------------------------------------------------------------------------------
        Security:  X7932P106
    Meeting Type:  EGM
    Meeting Date:  20-Oct-2009
          Ticker:
            ISIN:  ROSNPPACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IF YOU WISH YOU TO VOTE IN THIS GENERAL ASSEMBLY,         Non-Voting    No vote
       YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED
       CUTOFF DATE; ADDITIONALLY, IN ORDER TO PROCESS
       YOUR VOTING INSTRUCTIONS, PLEASE ALSO NOTE
       THAT THE COMPANY SPECIFIC POWER OF ATTORNEY
       MUST BE SIGNED AND SENT IN ORIGINAL (BANK REPLY
       DEADLINE -2) TO THE APPROPRIATE SUB CUSTODIAN.
       THIS DOCUMENT CAN BE RETRIEVED FROM THE HYPERLINK
       THAT IS PROVIDED WITH THIS BALLOT. PLEASE CONTACT
       YOUR INSTITUTION CLIENT SERVICE REPRESENTATIVE
       TO OBTAIN THE NAME OF THE SUB-CUSTODIAN THAT
       THIS FORM SHOULD BE MAILED. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       21 OCT 2009 . CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Amend several Articles of the Constitutive Document       Mgmt          For                            For
       of the Company

2.     Approve to establish 06 NOV 2009 as the registration      Mgmt          For                            For
       date, as per the Article 238 of the Capital
       Market law no. 297/2004, i.e., the registration
       date of the Shareholders who are to benefit
       from dividends or other rights and who are
       affected by the decision of the general meeting
       of the Company

3.     Appoint Mrs. Mariana Gheorghe, Executive General          Mgmt          For                            For
       Manager of the Company, to sign, in the name
       of the Shareholders, the decisions of this
       general meeting of shareholders and the updated
       Constitutive Document and to perform any act
       of formality requested by law for the registration
       and the application of the passed decisions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF COMPANY SPECIFIC POA. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SNP PETROM SA, BUCHAREST                                                                    Agenda Number:  702366382
--------------------------------------------------------------------------------------------------------------------------
        Security:  X7932P106
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  ROSNPPACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IF YOU WISH YOU TO VOTE IN THIS GENERAL ASSEMBLY,         Non-Voting    No vote
       YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED
       CUTOFF DATE; ADDITIONALLY, IN ORDER TO PROCESS
       YOUR VOTING INSTRUCTIONS, PLEASE ALSO NOTE
       THAT THE COMPANY SPECIFIC POWER OF ATTORNEY
       MUST BE SIGNED AND SENT IN ORIGINAL (BANK REPLY
       DEADLINE -2) TO THE APPROPRIATE SUB CUSTODIAN.
       THIS DOCUMENT CAN BE RETRIEVED FROM THE HYPERLINK
       THAT IS PROVIDED WITH THIS BALLOT. PLEASE CONTACT
       YOUR INSTITUTION CLIENT SERVICE REPRESENTATIVE
       TO OBTAIN THE NAME OF THE SUB-CUSTODIAN THAT
       THIS FORM SHOULD BE MAILED. THANK YOU.

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 679511 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

CMMT   PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual financial situation at 31              Mgmt          For                            For
       DEC 2009

2.     Approve the consolidated financial situation              Mgmt          For                            For
       at 31 DEC 2009

3.     Approve that Executive Boards proposal not to             Mgmt          For                            For
       distribute dividends for 2009

4.     Approve that Executive Boards proposal not to             Mgmt          For                            For
       establish an exceptional award fund and not
       to make payments pursuant to Article 106 of
       Petrom collective labor agreement for 2009

5.     Approve the revenue and expenditure budger 10             Mgmt          For                            For

6.     Grant discharge to the Board of Admin Members             Mgmt          For                            For
       and Supervisory Board for 2009

7.     Approve the revocation of Mr. Costea from the             Mgmt          For                            For
       position of Member of the Supervisory Board
       OV comp appointed upon the proposal of Fondul
       Proprietatea in the MTG from 28 APR 2009

8.     Appointment of Mr. Mobius as the Member of the            Mgmt          For                            For
       Supervisory Board

9.     Approve the remuneration of Supervisory Board             Mgmt          For                            For
       for current year, and general limit of the
       additional remuneration of the Supervisory
       Board Members with specific position

10.    Re-appoint Company's financial Auditor, establish         Mgmt          For                            For
       contract details

11.    Approve the Record date 17 MAY 2010                       Mgmt          For                            For

12.    Authorize Mrs. Gheorghe, Chief Executive Officer          Mgmt          For                            For
       to sign MTG

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF COMPANY POA. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SNP PETROM SA, BUCHAREST                                                                    Agenda Number:  702368716
--------------------------------------------------------------------------------------------------------------------------
        Security:  X7932P106
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  ROSNPPACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 685740 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

CMMT   PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

CMMT   A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS             Non-Voting    No vote
       REQUIRED IN THE ROMANIAN MARKET. SOME SUBCUSTODIANS
       REQUIRE THE POA TO BE COMPLETED BY THE BENEFICIAL
       OWNERS IN ORDER TO PROCESS YOUR VOTING INSTRUCTIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO FIND OUT IF A POA IS NEEDED TO EXECUTE YOUR
       VOTING INSTRUCTIONS. IF THE ENGLISH VERSION
       OF THE POA IS SUBMITTED, THE POA MUST BE NOTARIZED,
       APOSTILLIZED AND FURTHER TRANSLATED INTO ROMANIAN.
       IF ROMANIAN VERSION OF THE POA IS SUBMITTED,
       NOTARIZATION IS SUFFICIENT. THE POA MUST BE
       FORWARDED TO THE APPROPRIATE SUBCUSTODIAN FOR
       PROCESSING. ABSENCE OF A POA, MAY CAUSE YOUR
       INSTRUCTIONS TO BE REJECTED. PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR ASSISTANCE
       IN PROCESSING THE REQUIRED DOCUMENTS

1      Approve, postponing the discussions and the               Mgmt          For                            For
       voting of the shareholders on item 2 set out
       below, regarding the increase of the share
       capital by incorporating the value of certain
       land plots in favour of the Romanian State
       and by cash contributions of the holders of
       preference rights

2      Approve to increase the share capital by incorporating    Mgmt          For                            For
       the value of certain land plots in favour of
       the Romanian State and by cash contributions
       of the holders of preference rights (herein
       defined as "Land and Cash Share Capital Increase"),
       in the conditions mentioned in the convening
       notice

3      Authorize the increase of the share capital               Mgmt          For                            For
       of the Company by delegation to the Executive
       Board of the exercise of the competences relating
       to the share capital increase, in the conditions
       mentioned on the convening notice

4      Amend the Articles of Association of the Company          Mgmt          For                            For
       in order to reflect the authorization of the
       increase of the share capital of the Company
       by delegation to the Executive Board of the
       exercise of the competences relating to the
       share capital increase of the Company in accordance
       with the appendix to the convening notice

5      Approve the principle of the spin-off of three            Mgmt          For                            For
       Business Units of the Marketing Division of
       the Company to OMV PETROM Marketing SRL, in
       the conditions mentioned on the convening notice

6      Approve to establish the date of 17 MAY 2010              Mgmt          For                            For
       as the "Registration Date" as per Article 238
       of the Capital Market Law No. 297/2004, more
       specifically, the registration date of the
       shareholders who are to benefit of dividends
       or other rights and who are affected by the
       resolutions of this Extraordinary General Meeting
       of Shareholders

7      Authorize Mrs. Mariana Gheorghe, Chief Executive          Mgmt          For                            For
       Officer of the Company, to sign in the name
       and on behalf of the shareholders the Resolutions
       of this Extraordinary General Meeting of the
       Shareholders, the updated Articles of Association
       and to carry out any and all formalities required
       by law for the registration, the enforcement
       and making valid against third parties the
       Resolutions passed by this Extraordinary General
       Meeting of Shareholders, as well as conferring
       upon Mrs. Mariana Gheorghe the right to delegate
       the power to perform the above-mentioned formalities
       to other persons




--------------------------------------------------------------------------------------------------------------------------
 SOCIEDAD DE INVERSIONES PAMPA  CALICHERA S A                                                Agenda Number:  702439375
--------------------------------------------------------------------------------------------------------------------------
        Security:  P8716H111
    Meeting Type:  EGM
    Meeting Date:  31-May-2010
          Ticker:
            ISIN:  CLP8716H1116
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the reduction of the capital stock,               Mgmt          For                            For
       in the amount to be freely        decided by
       the meeting, estimating it will not be over
       USD 220.000.000, two   hundred and twenty million
       united states dollars

2      Approve the modifications to social by laws               Mgmt          For                            For
       that are appropriate, so as to    carry out
       the agreements adopted by the special stock
       holders meeting

3      Adopt any other agreement necessary to carry              Mgmt          For                            For
       out the decisions taken by the   special stockholders
       meeting




--------------------------------------------------------------------------------------------------------------------------
 SOCIEDAD INVERSIONES PAMPA CALICHERA SA CALICHERA                                           Agenda Number:  702293806
--------------------------------------------------------------------------------------------------------------------------
        Security:  P8716H111
    Meeting Type:  OGM
    Meeting Date:  24-Mar-2010
          Ticker:
            ISIN:  CLP8716H1116
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report, financial statements           Mgmt          For                            For
       and the report of the         External Auditors
       corresponding to the exercise ended in 31 DEC
       2009

2      Approve the distribution of revenues and dividends        Mgmt          For                            For

3      Election of the Board of Directors                        Mgmt          For                            For

4      Approve the remunerations of the Board of Directors       Mgmt          For                            For
       for the exercise 2010

5      Approve the budget and the remunerations for              Mgmt          For                            For
       the Directors Committee

6      Approve to designate the External Auditors for            Mgmt          For                            For
       the exercise 2010

7      Approve to inform the operations referred to              Mgmt          For                            For
       in Articles 44 and 89 of the Law 18.046 of
       Corporations

8      Approve to designate the Account Inspectors               Mgmt          For                            For

9      Approve to designate the Risk Classifier Agents           Mgmt          For                            For

10     Any other matters                                         Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SOCIEDAD MATRIZ BANCO DE CHILE SM-CHILE CHILE                                               Agenda Number:  702298399
--------------------------------------------------------------------------------------------------------------------------
        Security:  P8716M110
    Meeting Type:  OGM
    Meeting Date:  25-Mar-2010
          Ticker:
            ISIN:  CLP8716M1101
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report, consolidated financial         Mgmt          For                            For
       statement and report of External Auditors of
       Banco De Chile, corresponding to the fiscal
       period 2009

2.     Approve the dividend NR 14 of CLP 3,496813 per            Mgmt          For                            For
       each share, of the Series B, D and E, to be
       paid for the account of the profits of the
       period ended 31 DEC 2009, and for the account
       of the profits and reserves of previous periods
       this dividend, if approved by the general meeting,
       shall be paid once this meeting is adjourned
       at the offices of Banco De Chile

3.     Approve the remuneration of the Board of Directors        Mgmt          For                            For

4.     Approve the remuneration of the Committee of              Mgmt          For                            For
       Directors and the expense budget of its operation

5.     Appointment of the External Auditors                      Mgmt          For                            For

6.     Approve the report of the Committee of Directors          Mgmt          For                            For

7.     Approve the information on related operations             Mgmt          For                            For
       provided for in the law of stock Companies

8.     Approve to discuss other matters of the competency        Mgmt          Against                        Against
       of regular stockholders meeting, in conformity
       with the law and by laws of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SOCIEDAD MINERA CERRO VERDE SAA, LIMA                                                       Agenda Number:  702072466
--------------------------------------------------------------------------------------------------------------------------
        Security:  P87175108
    Meeting Type:  OGM
    Meeting Date:  14-Sep-2009
          Ticker:
            ISIN:  PEP646501002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT THIS MEETING NOTIFICATION          Non-Voting    No vote
       IS FOR YOUR INFORMATION ONLY. SHARES CAN NOT
       BE VOTED ON PROXYEDGE AS THE ISSUER DOES NOT
       ALLOW THIRD PARTY REPRESENTATION. TO VOTE YOUR
       SHARES YOUR PHYSICAL ATTENDANCE IS REQUIRED
       AT THE MEETING. THANK YOU

1.     Modification of the Corporate Bylaws by change            Non-Voting    No vote
       of the share capital variation, net worth and/or
       share investment account; and grant powers
       to formalize agreements




--------------------------------------------------------------------------------------------------------------------------
 SOCIEDAD MINERA CERRO VERDE SAA, LIMA                                                       Agenda Number:  702152238
--------------------------------------------------------------------------------------------------------------------------
        Security:  P87175108
    Meeting Type:  OGM
    Meeting Date:  02-Dec-2009
          Ticker:
            ISIN:  PEP646501002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.     Approve the capitalization of the undistributed           Mgmt          For                            For
       profits allocated by the Company to the investment
       program approved by the ministry of energy
       and mines for the expansion of sulfides developed
       within the Cerro Verde production unit

B.     Approve the share capital increase as a consequence       Mgmt          For                            For
       of the mentioned capitalization of undistributed
       profits, including the determination of the
       mechanism for its implementation, schedule,
       exact amount and procedure for the capital
       increase

C.     Amend Article 6 of the Bylaws                             Mgmt          For                            For

D.     Approve the delegation of authority to the Board          Mgmt          For                            For
       of Directors

E.     Grant authority for the formalization of resolutions      Mgmt          For                            For

       PLEASE NOTE THAT PROXY SERVICES WILL NOT BE               Non-Voting    No vote
       PROVIDED FOR THIS SECURITY AS THE ISSUER DOES
       NOT ALLOW THIRD PARTY REPRESENTATION.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SOCIEDAD MINERA CERRO VERDE SAA, LIMA                                                       Agenda Number:  702287803
--------------------------------------------------------------------------------------------------------------------------
        Security:  P87175108
    Meeting Type:  OGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  PEP646501002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT THIS MEETING NOTIFICATION          Non-Voting    No vote
       IS FOR YOUR INFORMATION ONLY. SHARES CAN NOT
       BE VOTED ON PROXYEDGE AS THE ISSUER DOES NOT
       ALLOW THIRD PARTY REPRESENTATION. TO VOTE YOUR
       SHARES YOUR PHYSICAL ATTENDANCE IS REQUIRED
       AT THE MEETING. THANK YOU

1      Election or removal of Members of the Board               Non-Voting    No vote
       of Directors

2      Approve the Corporate Management financial statements     Non-Voting    No vote
       and annual report

3      Approve to delegate to the Board of Directors             Non-Voting    No vote
       the designation of the External Auditors

4      Approve the distribution or allocation of the             Non-Voting    No vote
       profits




--------------------------------------------------------------------------------------------------------------------------
 SOCIEDAD MINERA EL BROCAL SA                                                                Agenda Number:  702248471
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6725R153
    Meeting Type:  OGM
    Meeting Date:  11-Mar-2010
          Ticker:
            ISIN:  PEP617001008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE BE ADVISED THAT THIS MEETING NOTIFICATION          Non-Voting    No vote
       IS FOR YOUR INFORMATION      ONLY. SHARES CAN
       NOT BE VOTED ON PROXYEDGE AS THE ISSUER DOES
       NOT ALLOW THIRD PARTY REPRESENTATION. TO VOTE
       YOUR SHARES YOUR PHYSICAL ATTENDANCE IS
       REQUIRED AT THE MEETING. THANK YOU

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 18 MAR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.

1      Election or removal of the Members of the Board           Non-Voting    No vote
       of Directors

2      Approval of the Corporate Management  financial           Non-Voting    No vote
       statements and annual report

3      Designation of Outside Auditors for the 2010              Non-Voting    No vote
       FY

4      Financial compensation for the Board of Directors         Non-Voting    No vote
       for the 2009 FY

5      Distribution or allocation of profit                      Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SOCIEDAD MINERA EL BROCAL SA                                                                Agenda Number:  702283158
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6725R153
    Meeting Type:  OGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  PEP617001008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE BE ADVISED THAT THIS MEETING NOTIFICATION          Non-Voting    No vote
       IS FOR YOUR INFORMATION ONLY. SHARES CAN NOT
       BE VOTED ON PROXYEDGE AS THE ISSUER DOES NOT
       ALLOW THIRD PARTY REPRESENTATION. TO VOTE YOUR
       SHARES YOUR PHYSICAL ATTENDANCE IS REQUIRED
       AT THE MEETING. THANK YOU

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 MAR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Election or removal of the Members of the Board           Mgmt          For                            For
       of Directors

2.     Approval of the Corporate Management  financial           Mgmt          For                            For
       statements and annual report

3.     Designation of Outside Auditors for the 2010              Mgmt          For                            For
       FY

4.     Financial compensation for the Board of Directors         Mgmt          For                            For
       for the 2009 FY

5.     Distribution or allocation of profit                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SOCIEDAD QUIMICA Y MINERA DE CHILE S.A.                                                     Agenda Number:  933249864
--------------------------------------------------------------------------------------------------------------------------
        Security:  833635105
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2010
          Ticker:  SQM
            ISIN:  US8336351056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E1     MODIFY TRADE NAME, ADDRESS, CORPORATE PURPOSE,            Mgmt          For
       REFLECT EQUITY SUBSCRIBED AND PAID SHARES THAT
       MAKE UP SAID EQUITY, MAKE CORRECTIONS TO PUNCTUATION,
       TRANSCRIPTION OR WORDING IN ALL OF THE ARTICLES
       OF THE BY-LAWS, ADAPT BY-LAWS TO NORMS OF LAWS
       N 18,046 AND N 20,382, EXCLUDE REPEALED NORMS
       OF DECREE LAW N 3,500, OMIT REFERENCES TO THE
       STATE, STATEOWNED COMPANIES.

E2     MODIFY ALL OF THE ARTICLES OF THE BY-LAWS TO              Mgmt          For
       REFLECT THE AGREEMENTS ADOPTED WITH THE PURPOSES
       PREVIOUSLY INDICATED.

E3     ADOPT ALL OTHER AGREEMENTS NECESSARY TO EXECUTE           Mgmt          For
       THE RESOLUTIONS THAT THE SHAREHOLDERS' MEETING
       ADOPT IN RELATION TO THE ABOVE.

O1     BALANCE SHEET, AUDITED FINANCIAL STATEMENTS,              Mgmt          For
       ANNUAL REPORT, REPORT OF ACCOUNTING INSPECTORS
       AND REPORT OF EXTERNAL AUDITORS.

O2     APPOINTMENT OF THE EXTERNAL AUDITOR COMPANY               Mgmt          For
       - EXTERNAL AUDITORS - AND ACCOUNTING INSPECTORS
       OF COMPANY FOR 2010 BUSINESS YEAR.

O3     OPERATIONS REFERRED TO IN ARTICLE 44 - IN FORCE           Mgmt          For
       DURING 2009 - OF LAW N 18,046 ("LAW OF CORPORATIONS"
       OF CHILE).

O4     INVESTMENT AND FINANCING POLICIES.                        Mgmt          For

O5     NET INCOME FOR THE YEAR 2009, FINAL DIVIDEND              Mgmt          For
       DISTRIBUTION AND POLICY ON FUTURE DIVIDENDS.

O6     EXPENSES OF THE BOARD OF DIRECTORS DURING THE             Mgmt          For
       2009 BUSINESS YEAR.

O7     COMPENSATION FOR THE MEMBERS OF THE BOARD.                Mgmt          For

O8     ISSUES RELATED TO THE AUDIT AND DIRECTORS' COMMITTEES.    Mgmt          For

O9     OTHER MATTERS THAT MAY CORRESPOND IN ACCORDANCE           Mgmt          Against
       WITH THE LAW.




--------------------------------------------------------------------------------------------------------------------------
 SOCIEDAD QUIMICA Y MINERA DE CHILE SA SOQUIMICH                                             Agenda Number:  702362271
--------------------------------------------------------------------------------------------------------------------------
        Security:  P8716Y106
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  CLP8716Y1065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Approve the balance sheet, financial statements,          Mgmt          For                            For
       annual report, report of     accounts Supervisors
       and report of External Auditors of SQM for
       the business  period ended 31 DEC 2009

O.2    Appointment of an External audit Company  External        Mgmt          For                            For
       Auditors ,and accounts

O.3    Approve the operations referred to in Article             Mgmt          For                            For
       44, in force during year 2009,  of the law
       18.046

O.4    Approve the investment and financing policies             Mgmt          For                            For

O.5    Approve the profits of the period 2009, allocation        Mgmt          For                            For
       of definitive dividend and policy of future
       dividends

O.6    Approve the expenses incurred by the Board of             Mgmt          For                            For
       Directors during 2009

O.7    Approve the remuneration of the Directors                 Mgmt          For                            For

O.8    Approve the matters related to the Committees             Mgmt          For                            For
       of the Directors and Auditing   Committees

O.9    Other matters                                             Non-Voting    No vote

E.1    Approve to Modify trade name, domicile and purpose        Mgmt          For                            For
       of the Company, reflect    the capital stock
       and paid in shares in which it is divided,
       make corrections of just scoring, transcription
       or drafting in all Articles of by laws, match
       by laws with rules, laws NR 18.046 and NR
       20.382, exclude rules eliminated of decree
       law NR 3.500, omit references to public treasury,
       agencies of the      state, decentralized,
       autonomous, municipal institutions, or others,
       and      issue a new updated text, containing
       modifications agreed upon since year     1982
       and integrated text of the by laws

E.2    Approve to modify all the Articles of the Corporate       Mgmt          For                            For
       By laws so as to reflect  the agreements to
       be adopted due to the aforementioned

E.3    Adopt all the other agreements necessary to               Mgmt          For                            For
       execute the resolutions to be     decided by
       the stockholders meeting in relation to the
       above stated




--------------------------------------------------------------------------------------------------------------------------
 SOLAR APPLIED MATERIALS TECHNOLOGY CORP                                                     Agenda Number:  702462590
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y806A7106
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0001785004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 673865 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The establishment for the rules of the Board              Non-Voting    No vote
       meeting

A.4    The status of endorsement and guarantee                   Non-Voting    No vote

A.5    The status of buyback treasury stock                      Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 2 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings; proposed stock dividend: 200 for
       1,000 shares held

B.4    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.5    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.6    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.7    Approve the revision to the procedures of asset           Mgmt          For                            For
       acquisition or disposal

B.8    Approve the revision to the rules of shareholder          Mgmt          For                            For
       meeting

B.9    Approve the revision to the procedures of trading         Mgmt          For                            For
       derivatives

B1011  Election of Chen Lee Ho/Shareholder No.6 as               Mgmt          For                            For
       a Director

B1012  Election of Ho Tien Holding Ltd / shareholder             Mgmt          For                            For
       No.127 representative: Ma Chien Yung as a Director

B1013  Election of Ho Tien Holding Ltd /shareholder              Mgmt          For                            For
       No.127 representative: Lee Tsang Sheau as a
       Director

B1014  Election of Huang Chii Feng / shareholder No.3            Mgmt          For                            For
       as a Director

B1015  Election of Chen Lee Tien / shareholder No.5              Mgmt          For                            For
       as a Director

B1021  Election of Tseng Chin Tang / Id no.:L102667843           Mgmt          For                            For
       as a Independent Director

B1022  Election of Chau Lin Yang / Id no.:Q100320341             Mgmt          For                            For
       as a Independent Director

B1031  Election of Sunrise Investment Company Ltd./              Mgmt          For                            For
       shareholder no.122 representative: Chang Te
       Ming as a Supervisor

B1032  Election of Sunrise Investment Company Ltd.               Mgmt          For                            For
       / Shareholder no.122 representative: Chen Chia
       Chun as a Supervisor

B1033  Election of Yang Yen Song / Id no.:K120203990             Mgmt          For                            For
       as a Supervisor

B.11   Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in competitive business

B.12   Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SONASID SA                                                                                  Agenda Number:  702373868
--------------------------------------------------------------------------------------------------------------------------
        Security:  V8385E103
    Meeting Type:  OGM
    Meeting Date:  20-May-2010
          Ticker:
            ISIN:  MA0000010019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the validation of the Company's financials        Mgmt          No Action
       as of 31 DEC 2009          reflecting a profit
       of MAD 296,204,895.53

2      Grant discharge to the Board of Directors Members         Mgmt          No Action
       and External Auditors for   their mandate with
       regards to the year 2009

3      Approve the special report of External Auditors           Mgmt          No Action
       and validation of regulated   conventions with
       regards to Article 56 Law 1795 Governing Joint
       Stock         Companies

4      Approve the profits allocation distribution               Mgmt          No Action
       of a global dividend amount of    MAD 257,400,000.00
       allocation to the retain earning account the
       non           distributed amount of MAD 1,510,891.58
       payment of a dividend of MAD 66 per    share
       starting 15 JUN 2010

5      Approve the allocation of an annual global amount         Mgmt          No Action
       of MAD 1,120,000 as Board   of Directors members
       fee for the year 2009

6      Ratify M. Hicham Belmrahs Cooptation as a permanent       Mgmt          No Action
       representative of         Mutuelle Centrale
       Marocained assurance

7      Approve the OGM to give a full and definite               Mgmt          No Action
       discharge to Mr. Philippe Fievez  for his administration
       mandate

8      Grant full and definite discharge to Mr. Christophe       Mgmt          No Action
       Monnot for his            administration mandate

9      Grant full power to the holder of a copy or               Mgmt          No Action
       a certified true copy of the      general meeting
       s minute in order to perform the formalities
       set by the law




--------------------------------------------------------------------------------------------------------------------------
 SONDA SA                                                                                    Agenda Number:  702306300
--------------------------------------------------------------------------------------------------------------------------
        Security:  P87262104
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  CL0000001934
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report, balance sheet, financial       Mgmt          For                            For
       statements and report     from the Outside
       Auditors for the FY that ended on 31 DEC 2009

2      Approve the distribution of the profit from               Mgmt          For                            For
       the FY that ended on 31 DEC 2009, payment of
       dividends with a charge against the same FY
       and Future Dividend    Policy

3      Election of the Members of the Board of Directors         Mgmt          For                            For
       and establish their

4      Approve the report activities and expenses of             Mgmt          For                            For
       the Executive Committee during  the FY that
       ended on 31 DEC 2009

5      Approve the report of related party transactions          Mgmt          For                            For

6      Approve the designation of the Outside Auditors           Mgmt          For                            For

7      Approve to determine the periodical in which              Mgmt          For                            For
       the Company's notices will be    published

8      Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SONDA SA                                                                                    Agenda Number:  702308962
--------------------------------------------------------------------------------------------------------------------------
        Security:  P87262104
    Meeting Type:  EGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  CL0000001934
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Ratify the capitalization of the highest amount           Mgmt          For                            For
       obtained in the placement of paid shares resolved
       on by extraordinary meeting on 4 JUL 2006




--------------------------------------------------------------------------------------------------------------------------
 SONG DA URBAN & INDUSTRIAL ZONE INVESTMENT AND DEVELOPMENT JOINT STOCK CO                   Agenda Number:  702302655
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y80713103
    Meeting Type:  AGM
    Meeting Date:  10-Apr-2010
          Ticker:
            ISIN:  VN000000SJS9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the business report year 2009                     Mgmt          For                            For

2      Approve the business plan year 2010                       Mgmt          For                            For

3      Receive the audited financial report, profit              Mgmt          For                            For
       distribution plan, share         dividend,
       fund allocation year 2009, plan of payment
       salary of Board of       Directors, Committee
       of supervisors, choose Audit company y2010

4      Approve the business report of Board of Directors         Mgmt          For                            For

5      Approve the business report of Committee of               Mgmt          For                            For
       supervisors

6      Approve to repair and supplement Company regulations      Mgmt          For                            For
       to tally current law and Company situation

7      Others                                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SOPHARMA JSC, SOFIA                                                                         Agenda Number:  702418410
--------------------------------------------------------------------------------------------------------------------------
        Security:  X8045M105
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  BG11SOSOBT18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the Board of Directors annual report about          Mgmt          For                            For
       the activity of the Company  during 2009

2      Adopt the annual report about the activity of             Mgmt          For                            For
       the Investor Relations Director during 2009

3      Adopt the Certified Accountants report about              Mgmt          For                            For
       the Audit of the annual          financial
       statement of the Company for 2009

4      Adopt the audited annual financial report of              Mgmt          For                            For
       the Company for 2009

5      Adopt the report about the activity of the Audit          Mgmt          For                            For
       Committee for 2009

6      Approve to accept the Board of Directors proposal         Mgmt          For                            For
       for distribution of the     realized 2009 profit
       of the Company, namely: 2009 profit amounting
       to BGN     33,593,679.27 to be set aside as
       additional reserve of the Company after 10%
       allocation to the obligatory reserve no dividend
       distribution to the          shareholders

7      Approve to take a decision for exemption from             Mgmt          For                            For
       liability the Members of the    Board of Directors
       about their activity during 2009

8      Approve setting up of remuneration of Members             Mgmt          For                            For
       of Board of Directors for 2010

9      Election of a Chartered Accountant of the Company         Mgmt          For                            For
       for 2010

10     Approve the report of the Board of Directors              Mgmt          Against                        Against
       on Article 114a, item 1 from the public offering
       of shares act and Article 46 of regulations
       2 as of 17 SEP    2003 of the financial Supervision
       Commission about the expedience and the
       conditions of the deals from the applicable
       field of Article 114, item 1 from the public
       offering of shares act

11     Authorize the Board of Directors to conclude              Mgmt          Against                        Against
       a deal from the applicable field of Article
       114, item 1, point 2 and point 3 from the public
       offering of shares act in the conditions and
       the terms, as per Section I of the prepared
       from the Board of Directors motivated report

12     Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to conclude a deal from the applicable field
       of Article 114, item 1, point 2 and point 3
       from the public offering of shares act in the
       conditions and the terms, as per Section II
       of the prepared from the Board of Directors
       motivated report

13     Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to  conclude a deal from the applicable field
       of Article 114, item 1, point 2 from the public
       offering of shares act in the conditions and
       the terms, as per Section III of the prepared
       from the Board of Directors motivated report

14     Approve, pursuant to Article 187b from the Commerce       Mgmt          Against                        Against
       Act and Article 111, item 5 from the public
       offering of shares act, takes a decision for
       reverse buying out of own shares from the capital
       of the Company, under the following
       conditions: up to 3% from the total amount
       of shares, issued by the Company   term for
       the reverse buying out procedure is no longer
       than 2 years minimum   reverse buying out price
       is BGN 3.5 maximum price of the reverse buying
       out   is BGN 5.5 delegation of the Board of
       Directors to sets up all other concrete parameters
       of the reverse buying out procedure and to
       complete all necessary  legal and factual actions
       in execution of the decisions of the AGM of
       the     shareholders

15     Approve the exemption from responsibility of              Mgmt          For                            For
       a Member of the Audit Committee  of the Company
       and Election of a new member of the Committee

16     Miscellaneous                                             Non-Voting    No vote

CMMT   PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 07 JUL 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SOROUH REAL ESTATE                                                                          Agenda Number:  702269540
--------------------------------------------------------------------------------------------------------------------------
        Security:  M85597108
    Meeting Type:  AGM
    Meeting Date:  17-Mar-2010
          Ticker:
            ISIN:  AE000A0LF3E4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Board of Director's report on the             Mgmt          For                            For
       Company's activities and        financial position
       for the YE 31 DEC 2009

2      Approve the Auditor's report on the Company's             Mgmt          For                            For
       financial position for the YE   31 DEC 2009

3      Approve the balance sheet and profit and loss             Mgmt          For                            For
       account for the FY 2009

4      Approve to distribute share dividends at the              Mgmt          For                            For
       rate of 5 % for the YE 31 DEC    2009

5      Approve to absolve the Members of the Board               Mgmt          For                            For
       of Directors and External         Auditors
       of their liability in respect to their work
       for the period ending 31 DEC 2009

6      Appointment of the Auditors for the year ending           Mgmt          For                            For
       31 DEC 2010 and approve to

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 24 MAR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL       REMAIN VALID FOR ALL CALLS UNLESS
       THE AGENDA IS AMENDED. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SOUTH VALLEY CEMENT, CAIRO                                                                  Agenda Number:  702178193
--------------------------------------------------------------------------------------------------------------------------
        Security:  M84803101
    Meeting Type:  EGM
    Meeting Date:  27-Dec-2009
          Ticker:
            ISIN:  EGS3C351C011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve CHF Company report which is prepared              Mgmt          No Action
       by the Independent Financial Consultant related
       to the evaluation of South Cement Company and
       Golden Pyramiza Plaza Company and its subsidiarie

2.     Approve the acquisition of Golden Pyramiza Company        Mgmt          No Action
       and its subsidiaries by shares exchange according
       to the report of evaluation

3.     Approve to continue the discussion of the Company         Mgmt          No Action
       separation




--------------------------------------------------------------------------------------------------------------------------
 SOUTH VALLEY CEMENT, CAIRO                                                                  Agenda Number:  702348500
--------------------------------------------------------------------------------------------------------------------------
        Security:  M84803101
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  EGS3C351C011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve the Board of Directors report for the             Mgmt          No Action
       Company's activity for the FYE  31 DEC 2009

2      Receive the Auditors report of the financial              Mgmt          No Action
       statements of the Company for    the FYE 31
       DEC 2009

3      Adopt the budget and closing accounts of the              Mgmt          No Action
       FYE 31 DEC 2009

4      Approve the profit distribution of the FYE 31             Mgmt          No Action
       DEC 2009

5      Approve the determining attendance and transportation     Mgmt          No Action
       allowances for the      Board of Directors
       for year 2010

6      Approve the license to the Board of Directors             Mgmt          No Action
       or his authorized               Representative
       to donate during 2010

7      Approve the evacuating the President and Members          Mgmt          No Action
       of the Board of Directors    for the FYE 31
       DEC 2009

8      Approve to view the restructuring and the election        Mgmt          No Action
       of Members of the Board of Directors for a
       new period

9      Appointment of the Auditor and determining his            Mgmt          No Action
       fees for 2010

10     Approve the license to the Board to make netting          Mgmt          No Action
       contracts with shareholders  and Members of
       the Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 SOUTH VALLEY CEMENT, CAIRO                                                                  Agenda Number:  702373034
--------------------------------------------------------------------------------------------------------------------------
        Security:  M84803101
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  EGS3C351C011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the fair value studies for South Valley           Mgmt          No Action
       and Golden Pyramiza Shares

2.     Approve to discuss to raise the authorized capital        Mgmt          No Action
       for the Company from 5 billion EGP to 20 Billion
       EGP

3.     Approve not to consider priority rights to old            Mgmt          No Action
       shareholders in the capital increase for the
       acquisition process




--------------------------------------------------------------------------------------------------------------------------
 SOUTHERN COPPER CORPORATION                                                                 Agenda Number:  933230586
--------------------------------------------------------------------------------------------------------------------------
        Security:  84265V105
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2010
          Ticker:  SCCO
            ISIN:  US84265V1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GERMAN LARREA MOTA-V.                                     Mgmt          For                            For
       OSCAR GONZALEZ ROCHA                                      Mgmt          For                            For
       EMILIO CARRILLO GAMBOA                                    Mgmt          For                            For
       ALFREDO CASAR PEREZ                                       Mgmt          For                            For
       A. DE LA PARRA ZAVALA                                     Mgmt          For                            For
       X. GARCIA DE QUEVEDO T.                                   Mgmt          For                            For
       GENARO LARREA MOTA V.                                     Mgmt          For                            For
       D. MUNIZ QUINTANILLA                                      Mgmt          For                            For
       ARMANDO ORTEGA GOMEZ                                      Mgmt          For                            For
       L.M. PALOMINO BONILLA                                     Mgmt          For                            For
       G.PEREZALONSO CIFUENTES                                   Mgmt          For                            For
       JUAN REBOLLEDO GOUT                                       Mgmt          For                            For
       CARLOS RUIZ SACRISTAN                                     Mgmt          For                            For
       LUIS TELLEZ KUENZLER                                      Mgmt          For                            For

02     RATIFY THE AUDIT COMMITTEE'S SELECTION OF GALAZ,          Mgmt          For                            For
       YAMAZAKI, RUIZ URQUIZA, S.C., MEMBER FIRM OF
       DELOITTE TOUCHE TOHMATSU AS INDEPENDENT ACCOUNTANTS
       FOR 2010.




--------------------------------------------------------------------------------------------------------------------------
 SPAR GROUP LTD, PINETOWN                                                                    Agenda Number:  702053618
--------------------------------------------------------------------------------------------------------------------------
        Security:  S8050H104
    Meeting Type:  OGM
    Meeting Date:  12-Aug-2009
          Ticker:
            ISIN:  ZAE000058517
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, pursuant to Section 75(1) of the Act,            Mgmt          For                            For
       as amended and Article 3 of the Articles of
       Association of the Company, to increase the
       authorized share capital of the Company from
       ZAR 150,000 divided into 250,000,000 ordinary
       par value shares of 0.06 cents each to ZAR
       168,000, divided into 250,000,000 ordinary
       par value shares of 0.06 cents each, and by
       the creation of 30,000,000 redeemable, convertible,
       preference shares with a par value of 0.06
       cents each and that the Memorandum of Association
       of the Company be altered accordingly

S.2    Amend the Company's Articles of Association               Mgmt          For                            For
       by the inclusion of Annex IV as Article 31A
       and shall be headed "Terms and Conditions attaching
       to the redeemable, convertible, preference
       shares"

S.3    Approve to convert, subject to the implementation         Mgmt          For                            For
       of the Scheme and fulfillment of the vesting
       terms and conditions contained in the Trust
       Deeds, the Scheme Shares, into ordinary par
       value shares of 0.06 cents each and amend the
       Memorandum and Articles of Association to reflect
       the cancellation of such Scheme Shares, as
       and when required

S.4    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       by way of a specific authority contemplated
       in Sections 85 to 89 of the Act to facilitate
       the acquisition by the Company or a subsidiary
       of the Company, of the converted ordinary shares
       of the Company, upon the terms and conditions
       of the Option Agreements, and in such amounts
       as the Directors may from time to time determine
       [the Specific Repurchase], but subject to the
       Articles of Association of the Company, the
       approval and implementation of the Scheme,
       the provisions of the Act and the JSE Listings
       Requirements, where applicable, and provided
       that: this specific authority shall be valid
       until such time as the approval is amended
       or revoked by a Special Resolution, the shares
       will be acquired from the Trusts at the exit
       market price on the vesting date; the Company
       is in a position to repay its debt in the ordinary
       course of business for the 12 months after
       the date of the specific repurchase(s); the
       assets of the Company, being fairly valued
       in accordance with the accounting policies
       used in the latest consolidated audited annual
       financial statements, are in excess of the
       consolidated liabilities of the Company for
       the 12 months after [date of the specific repurchase(s);
       the ordinary capital and reserves of the Company
       are adequate for the 12 months after the date
       of the specific repurchase(s); the available
       working capital is adequate to continue the
       operations of the Company for the 12 months
       after the date of the specific repurchase(s);
       prior to the Company or its subsidiary exercising
       its right in terms of the Option Agreements
       to repurchase the converted ordinary shares,
       the Company shall publish confirmation that
       the relevant calculations have been done and
       that the Company is in a position to repay
       its debts in the ordinary course, the assets
       are in excess of the consolidated liabilities,
       the ordinary capital and reserves and the available
       working capital, are adequate for the 12 months
       after the date of the specific repurchase(s);
       upon entering the market to proceed with the
       specific repurchase(s), the Company's sponsor
       will confirm the adequacy of the Company's
       working capital for the purposes of undertaking
       a specific repurchase of shares, in writing
       to the JSE; after the specific repurchase the
       Company will continue to comply with the JSE
       Listings Requirements concerning shareholder
       spread requirements; and the Company or its
       subsidiaries will not repurchase securities
       during a prohibited period as defined in the
       JSE Listings Requirements unless they have
       in place a repurchase programme where the dates
       and quantities of securities to be traded during
       the relevant period are fixed [not subject
       to any variation] and full details of the programme
       have been disclosed in an announcement over
       SENS prior to the commencement of the prohibited
       period

O.1    Approve the proposed Trust Deeds, the Option              Mgmt          For                            For
       Agreements between the Company and the Trusts,
       the Subscription Agreements between the Company
       and the Trusts, together the Scheme

O.2    Authorize the Directors, subject to the approval          Mgmt          For                            For
       and implementation of the Scheme, to issue
       and allot the 18,911,349 Scheme Shares as proposed

O.3    Authorize any Director of the Company or the              Mgmt          For                            For
       Company Secretary, to sign all such documentation
       and to do all such things as may be necessary
       for the implementation of Resolutions S.1,
       S.2, S.3 and S.4 and any 2 Directors acting
       together, to sign the documents as specified
       in Resolution O.1, on behalf of the Company




--------------------------------------------------------------------------------------------------------------------------
 SPAR GROUP LTD, PINETOWN                                                                    Agenda Number:  702173751
--------------------------------------------------------------------------------------------------------------------------
        Security:  S8050H104
    Meeting Type:  AGM
    Meeting Date:  09-Feb-2010
          Ticker:
            ISIN:  ZAE000058517
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the 2009 annual financial statements                Mgmt          For                            For

2.     Re-appoint Mr. M.J. Hankinson as a Director               Mgmt          For                            For

3.     Re-appoint Mr. R.J. Hutchinson as a Director              Mgmt          For                            For

4.     Re-appoint Messrs. Deloitte & Touche as Auditors          Mgmt          For                            For
       of the Company and to appoint Mr. Brain as
       the Designated Auditor to hold the office until
       the next AGM

5.     Approve the remuneration payable to the Directors         Mgmt          For                            For

1.S.1  Approve the acquisition by the Company of shares          Mgmt          For                            For
       in the Company

2.O.1  Approve to place the ordinary shares under the            Mgmt          For                            For
       control of the Directors

3.O.2  Amend the Spar Group Limited Employee Share               Mgmt          For                            For
       Trust 2004

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 STANDARD BK GROUP LTD                                                                       Agenda Number:  702389936
--------------------------------------------------------------------------------------------------------------------------
        Security:  S80605140
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  ZAE000109815
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Annual Financial Statements for               Mgmt          For                            For
       the YE 31 DEC 2009, including the reports of
       the Directors and Auditors

2.1    Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010:    Chairman of Standard
       Bank Group as ZAR 3,750,000 per annum

2.2    Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010: Director of Standard Bank
       Group ZAR 161,000 per annum

2.3    Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010:    International Director
       of Standard Bank Group GBP 34,650 per annum

2.4    Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010:    Group Credit Committee
       Member ZAR 16,500 per meeting

2.5    Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010:    Directors Affairs Committee
       Chairman ZAR 114,500 per annum Member ZAR 57,000
       per annum

2.6    Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010:    Group Risk and the Capital
       Management Committee Chairman ZAR 455,000 per
       annum Member ZAR 182,000 per annum

2.7    Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010:    Group Remuneration Committee
       Chairman ZAR 228,000 per annum Member ZAR 98,000
       per annum

2.8    Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010:    Group Transformation
       Committee Chairman ZAR 145,000 per annum Member
       ZAR      72,000 per annum

2.9    Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010:    Group Audit Committee
       Chairman ZAR 455,000 per annum Member ZAR 182,000
       per   annum

2.10   Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2010: Ad hoc meeting attendance
       ZAR 15,250 per meeting

3      Approve the payment by The Standard Bank of               Mgmt          For                            For
       South Africa Limited of an ex     gratia award
       of ZAR 7,500,000 to Derek Edward Cooper; Group
       transformation Committee - Chairman - ZAR 145,000
       per annum, Member - ZAR 72,000 per annum

4.1    Re-elect Richard Dunne as a Director                      Mgmt          For                            For

4.2    Re-elect Thulani Gcabashe as a Director, who              Mgmt          For                            For
       retires in accordance with the provisions of
       the Company's Articles of Association

4.3    Re-elect Saki MaCozoma as a Director, who retires         Mgmt          For                            For
       in accordance with the provisions of the Company's
       Articles of Association

4.4    Re-elect Rick MeNell as a Director, who retires           Mgmt          For                            For
       in accordance with the provisions of the Company's
       Articles of Association

4.5    Re-elect Myles Ruck as a Director, who retires            Mgmt          For                            For
       in accordance with the provisions of the Company's
       Articles of Association

4.6    Re-elect Fred Phaswana as a Director                      Mgmt          For                            For

4.7    Re-elect Lord Smith of Kelvin KT as a Director,           Mgmt          For                            For
       who retires in accordance with the provisions
       of the Company's Articles of Association

5.1    Approve the ordinary shares required for the              Mgmt          Against                        Against
       purpose of carrying out the      terms of the
       Standard Bank Equity Growth Scheme (the Equity
       Growth Scheme),   other than those which have
       specifically been appropriated for the Equity
       Growth Scheme in terms of ordinary resolutions
       duly passed at previous AGM of the Company,
       be and are hereby specifically placed under
       the control of the   Directors, who be and
       are hereby authorized to allot and issue those
       shares   in terms of the Equity Growth Scheme

5.2    Approve the ordinary shares required for the              Mgmt          Against                        Against
       purpose of carrying out the      terms of the
       Standard Bank Group Share Incentive Scheme
       (the Scheme), other   than those which have
       specifically been appropriated for the Scheme
       in terms  of resolutions duly passed at previous
       AGM of the Company, be and are hereby  specifically
       placed under the control of the Directors,
       who be and are hereby authorized to allot and
       issue those shares in terms of the Scheme

5.3    Approve the unissued ordinary shares in the               Mgmt          For                            For
       authorized share capital of the   Company (other
       than those specifically identified in ordinary
       resolutions     number 5.1 and 5.2) be and
       are hereby placed under control of the Directors
       of the Company who are authorized to allot
       and issue the ordinary shares at   their discretion
       until the next AGM of the Company, subject
       to the provisions of the Companies Act, 61
       of 1973, as amended, the Banks Act, 94 of 1990,
       as   amended and the Listings Requirements
       of the JSE Limited and subject to the a number
       of ordinary shares able to be allotted and
       issued in terms of this     resolution being
       limited five percent (5%) of the number of
       ordinary shares   in issue at 31 DEC 2009

5.4    Approve the unissued non-redeemable non-cumulative,       Mgmt          For                            For
       non participating         preference shares
       (non-redeemable preference shares) in p authorized
       share    capital of the company be and are
       hereby placed under the control of the
       Directors of the Company who are authorized
       to allot and issue the            non-redeemable
       preference shares at their discretion until
       the next AGM of    the Company, subject to
       the provisions of the Companies Act. 61 of
       1973, as   amended and the Listing Requirements
       of the JSE Limited

5.5    Authorize the Directors of the Company, to make           Mgmt          For                            For
       payments to shareholders      interims of Section
       5.85(b) of the Listings Requirements of the
       ISE Limited   (the Listings Requirements),
       subject to the provisions of the Companies
       Act,  61 of 1973, as amended (the Companies
       Act), the Banks Act, 94 of 1990, as     amended
       and the Listings Requirements, including, amongst
       others, the         following requirements:
       (a) payments to shareholders in terms of this
       resolution shall be made in terms of
       section 90 of the Companies Act and be   made
       pro rata to all shareholders; (b) in any one
       FY payments to shareholders in terms of this
       resolution shall not exceed a maximum of 20%
       of the          Company's issued share capital,
       including reserves but excluding minority
       interests, and revaluations of assets and
       intangible assets that are not      supported
       CONTD.

CONT   CONTD. by a valuation by an independent professional      Non-Voting    No vote
       expert acceptable to the JSE Limited prepared
       within the last six months, measured as at
       the beginning of such FY and  Authority to
       make payments to shareholders shall be valid
       until the next AGM of the Company or for
       15 months from the date of this      resolution
       whichever period is the shorter

5.6    Approve, in terms of Schedule 14 of JSE Listings          Mgmt          For                            For
       Requirements and in          accordance with
       Section 222 of the Companies Act, Act 61 of
       1973, amended,    where applicable that the
       provisions of the Standard Bank Equity Growth
       Scheme are amended as specified

5.7    Approve, in terms of Schedule 14 of the JSE               Mgmt          For                            For
       Listings Requirements and in      accordance
       with Section 222 of the Companies Act, 61 of
       1973, as amended,     where applicable that
       the provisions of the Standard Bank Group Share
       Incentive Scheme are amended as specified

S.6.1  Approve to increase the share capital of the              Mgmt          For                            For
       Company, from ZAR 193,000,000    divided into
       1,750,000,000 ordinary shares of 10 cents each,
       8,000,000 6,5%   first cumulative preference
       shares of ZAR 1 each and 1,000,000
       non-redeemable, non-cumulative preference
       shares of 1 cent each to ZAR        218,000,000
       divided into 2,000,000,000 ordinary shares
       of 10 cents each,      8,000,000 6,5% first
       cumulative preference shares of ZAR 1 each
       and 1,000,000 non-redeemable, non-cumulative,
       non-participating preference shares of 1 cent
       each and that the Memorandum of Association
       of the Company be amended         accordingly

S.6.2  Approve, with effect from the date of this AGM,           Mgmt          Against                        Against
       as a general approval in      terms of Section
       85(2) of the Companies Act, 61 of 1973, as
       amended (the      Companies Act), the acquisition
       by the Company and, in terms of Section 89
       of the Companies Act, the acquisition by any
       subsidiary of the Company from time to time,
       of such number of ordinary shares issued by
       the Company and at such  price and on such
       other terms and conditions as the Directors
       may from time   to time determine, subject
       to the requirements of the Companies Act, Banks
       Act, 94 of 1990, as amended and the Listings
       Requirements of the JSE Limited  (the Listings
       Requirements), CONTD.

CONT   CONTD. which include, amongst others; any such            Non-Voting    No vote
       acquisition will be            implemented
       through the order book operated by the trading
       system of the JSE  Limited and done without
       any prior understanding or arrangement between
       the   Company and the counterparty  reported
       trades being prohibited ; the          acquisition
       must be authorized by the Company's Articles
       of Association; the  authority is limited to
       the purchase of the maximum of the 10% of the
       Company's issued ordinary share capital
       in the any one FY, CONTD.

CONT   CONTD. acquisition must not be the weighted               Non-Voting    No vote
       average of the market value for   the ordinary
       shares of the Company for the 5 business days
       immediately        preceding the date of acquisition;
       at any point in time, the Company may only
       appoint one agent to effect any repurchase(s)
       on the Company's behalf; the    company or
       its subsidiary may not repurchase securities
       during a prohibited   period, unless they have
       in place a repurchase programme where the dates
       and  quantities of securities to be traded
       during the relevant period are fixed    not
       subject to any variation  and full details
       of the programme have been     disclosed in
       an announcement over the SENS prior to the
       commencement of the   prohibited period; CONTD.

CONT   CONTD. that an announcement containing full               Non-Voting    No vote
       details of such acquisitions of   shares will
       be published as soon as the Company and/or
       its subsidiary(ies)    has/have acquired shares
       constitution, on a cumulative basis, 3% of
       the       number of shares in issue at the
       date of the general meetings at which this
       special resolution is considered and, if
       approved, passed, and for each 3% in aggregate
       of the initial number acquired thereafter;
       CONTD.

CONT   CONTD. and in the case of an acquisition by               Non-Voting    No vote
       a subsidiary of the Company, the  authority
       shall be valid only if: the subsidiary is authorized
       by its         Articles of Association; the
       shareholders of the subsidiary have passed
       a     special resolution authorizing the acquisition
       and the number of shares to be acquired, is
       not more that 10% in the aggregate of the number
       of issued       shares of the Company;  Authority
       shall be valid only until the next AGM of
       the Company or is months from the date on
       which this resolution is passed,    whichever
       is the earlier

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting    No vote
       OF TEXT. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 STANDARD CHARTERED BANK BOTSWANA LTD                                                        Agenda Number:  702443160
--------------------------------------------------------------------------------------------------------------------------
        Security:  V8459R113
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2010
          Ticker:
            ISIN:  BW0000000165
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the Chairpersons report                             Mgmt          For                            For

2      Adopt the Chief Executive Officers report                 Mgmt          For                            For

3      Adopt the annual financial statement for the              Mgmt          For                            For
       YE 31 DEC 2009, together with    the Auditors
       reports therein

4      Approve to note the resignation of Messr. Vincent         Mgmt          For                            For
       T. Seretse, in accordance   with Article 89
       (E) of the Articles of Association

5      Appointment of Messers Reginald Motswaiso and             Mgmt          For                            For
       Ebenezer Essoka as              Non-Executive
       Directors, in accordance with Article 90 of
       the Articles of     Association

6      Approve to fix the remuneration of the Directors          Mgmt          For                            For
       for the year 2010

7      Approve the remuneration of the Auditors for              Mgmt          For                            For
       the YE 31 DEC 2009

8      Approve to confirm the appointment of KP Standard         Mgmt          For                            For
       Chartered Bank of Botswana  Ltd




--------------------------------------------------------------------------------------------------------------------------
 STANDARD CHARTERED BANK GHANA LTD                                                           Agenda Number:  702348980
--------------------------------------------------------------------------------------------------------------------------
        Security:  V8460Z104
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  GH0000000185
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the reports of the Directors and the              Mgmt          For                            For
       Auditors, the balance sheet as   at 31 DEC
       2009 together with the profit and loss and
       income surplus accounts  for the YE on that
       date

2      Declare a dividend                                        Mgmt          For                            For

3      Election of Directors in place of those retiring          Mgmt          For                            For

4      Approve the Directors' remuneration                       Mgmt          For                            For

5      Approve the remuneration of the Auditors                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 STANDARD CHARTERED BANK LTD, KENYA                                                          Agenda Number:  702377006
--------------------------------------------------------------------------------------------------------------------------
        Security:  V84616107
    Meeting Type:  AGM
    Meeting Date:  13-May-2010
          Ticker:
            ISIN:  KE0000000448
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and consider the report of the Directors          Mgmt          For                            For
       and statement of accounts    and the Statement
       of financial position of the Company for the
       YE 31 DEC 2009 with the Auditors' report thereon

2      Approve the confirm of payment of two interim             Mgmt          For                            For
       dividends of KSHS 2.50 each     paid in September
       and December 2009 and to approve the payment
       of a final     dividend of KSHS 7.00 for each
       ordinary share of KSHS 5.00 on the issued
       share capital of the Company in respect
       of the YE 31 DEC 2009

3.a    Election of Ms. C.W. Murgor as a Director, in             Mgmt          For                            For
       accordance with Section 96 of   the Memorandum
       and Articles of Association, who retires by
       rotation

3.b    Election of Mr. M.C. Hart as a Director in accordance     Mgmt          For                            For
       with Section 96 of the  Memorandum and Articles
       of Association, who retires by rotation

3.c    Election of Mr. S. Odusanya as a Director, in             Mgmt          For                            For
       accordance with Section 96 of   the Memorandum
       and Articles of Association, who retires by
       rotation

S.4    Approve, pursuant to Section 186(5) of the Kenyan         Mgmt          For                            For
       Companies Act, Mr. Harris   Mule, who has attained
       the age of seventy years continues in office
       as a      Director of the Company for a period
       of one year notwithstanding him having   attained
       such age

5      Authorize the Board to fix the Directors' remuneration    Mgmt          For                            For

6      Approve to note continuance in office of KPMG             Mgmt          For                            For
       Kenya as the Auditors in        accordance
       with Section 159(2) of the Kenyan Companies
       Act and authorize the  Directors to fix their
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 STANDARD CHARTERED BANK LTD, KENYA                                                          Agenda Number:  702448499
--------------------------------------------------------------------------------------------------------------------------
        Security:  V84616107
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  KE0000000448
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 666110 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS
       AND CHANGE IN MEETING DATE. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1.     Receive and consider the report of the Directors          Mgmt          For                            For
       and statement of accounts and the Statement
       of financial position of the Company for the
       YE 31 DEC 2009 with the Auditors' report thereon

2.     Approve to confirm the payment of two interim             Mgmt          For                            For
       dividends of KSHS 2.50 each paid in September
       and December 2009 and approve the payment of
       a final dividend of KSHS 7.00 for each ordinary
       share of KSHS 5.00 on the issued share capital
       of the Company in respect of the YE 31 DEC
       2009

3.a    Election of Ms. C.W. Murgor as a Director, in             Mgmt          For                            For
       accordance with Section 96 of the Memorandum
       and Articles of Association, who retires by
       rotation

3.b    Election of Mr. M.C. Hart as a Director in accordance     Mgmt          For                            For
       with Section 96 of the Memorandum and Articles
       of Association, who retires by rotation

3.c    Election of Mr. S. Odusanya as a Director, in             Mgmt          For                            For
       accordance with Section 96 of the Memorandum
       and Articles of Association, who retires by
       rotation

4.     Approve, pursuant to Section 186(5) of the Kenyan         Mgmt          For                            For
       Companies Act, Mr. Harris Mule, who has attained
       the age of seventy years continues in office
       as a Director of the Company for a period of
       one year notwithstanding him having attained
       such age

5      Authorize the Board to fix the Directors' remuneration    Mgmt          For                            For

6.     Approve to note continuance in office of KPMG             Mgmt          For                            For
       Kenya as the Auditors in accordance with Section
       159(2) of the Kenyan Companies Act and authorize
       the Directors to fix their remuneration

7.i    Approve, subject to all necessary regulatory              Mgmt          For                            For
       approvals being obtained, the acquisition by
       the Company of the custody and securities business
       of Barclays Bank of Kenya Limited the Business];
       pursuant to the Conditional Sale of Business
       Agreement between Standard Chartered Bank and
       Barclays Bank PLC dated 27 APR 2010 on such
       terms and conditions as the parties shall agree
       and authorize the Directors to do all such
       things that are in their opinion necessary
       or desirable to purchase the Business and give
       full effect to this resolution

7.ii   Approve to increase the authorized share capital          Mgmt          Against                        Against
       of the Company from Kenya Shillings 1,365 million
       divided into 273 million ordinary shares of
       Kenya Shillings 5.00 each to Kenya Shillings
       1,500 million divided into 300 million ordinary
       shares of Kenya Shillings 5.00 each ranking
       pari passu in all respects with the existing
       ordinary shares in the capital of the Company,
       as specified

7.iii  Authorize the Directors, subject to the passing           Mgmt          Against                        Against
       of resolution 7[ii] above, and directed that
       up to 27 million ordinary shares of Kenya Shillings
       5.00 each in the capital of the Company be
       offered subject to any required regulatory
       approvals at a price to be determined by the
       Directors to and amongst the holders of the
       issued ordinary shares of Kenya Shillings 5.00
       each in the capital of the Company registered
       at a close of business on such date and at
       such price as shall be determined by the Directors
       and notified to the members through the press
       or otherwise in proportion to the Members respective
       holdings in the issued share capital of the
       Company, subject to the Articles of Association
       of the Company, at such rate such and upon
       such terms as the Directors shall think fit
       and that the Directors be and are hereby authorized
       to issue such shares and pursue the listing
       of such shares upon issue on the Main investment
       Market Segment of the Nairobi Stock Exchange
       and to do all such things as may be necessary
       to give effect to this resolution and to deal
       with fractions of shares in such a manner as
       they think fit subject to the Articles of Association
       of the Company

CMMT   PLEASE NOTE THAT THIS IS POSTPONEMENT OF THE              Non-Voting    No vote
       MEETING HELD ON 13 MAY 2010. THANK YOU.

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITONAL COMMENT. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 STATE BK INDIA                                                                              Agenda Number:  702467401
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8161Z129
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2010
          Ticker:
            ISIN:  INE062A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Central Board's report, the balance           Mgmt          For                            For
       sheet and profit and loss     account of the
       Bank made up to the 31 MAR 2010 and the Auditors'
       report on    the balance sheet and accounts




--------------------------------------------------------------------------------------------------------------------------
 STE DES BRASSERIES DU MAROC                                                                 Agenda Number:  702441837
--------------------------------------------------------------------------------------------------------------------------
        Security:  V14352120
    Meeting Type:  OGM
    Meeting Date:  14-Jun-2010
          Ticker:
            ISIN:  MA0000010365
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the validation of the Company's financials        Mgmt          No Action
       as of 31 DEC 2009,         validation of profits
       allocation distribution of a global dividend
       amount of  MAD 330,548,517.00, payment of a
       dividend of MAD 117 per share starting 08
       JUL 2010

2      Grant discharge to the Board of Directors Members         Mgmt          No Action
       for their mandate with      regards to the
       year 2009

3      Approve to renew the Societe Marocaine D Investissment    Mgmt          No Action
       Et De Services "MDI"   's administration mandate
       represented by Mr. Jean Marie Grosbois for
       a period of 6 years

4      Receive the special report of External Auditors           Mgmt          No Action
       and validate regulated        conventions with
       regards to Article 56 law 17-95 governing Joint
       Stock        Companies

5      Approve that the OGM gives full power to the              Mgmt          No Action
       holder of a copy or a certified  true copy
       of the general meeting's minute in order to
       perform the formalities set by the law




--------------------------------------------------------------------------------------------------------------------------
 STE DES BRASSERIES DU MAROC                                                                 Agenda Number:  702442435
--------------------------------------------------------------------------------------------------------------------------
        Security:  V14352120
    Meeting Type:  EGM
    Meeting Date:  14-Jun-2010
          Ticker:
            ISIN:  MA0000010365
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to modify the Brasserie Du Maroc's By-Laws        Mgmt          No Action
       to be compliant with law 20-05 governing joint
       stock Companies

2      Adopt to modify Articles 1, 7, 9, 10, 11, 16,             Mgmt          No Action
       18, 19, 20, 22, 23, 24, 25, 26, 27, 29, 31,
       34, 36, 37, 39, 41, 43 and 50 of statutes

3      Approve the EGM gives full power to the holder            Mgmt          No Action
       of a copy or a certified true copy of the general
       meeting's minute in order to perform the formalities
       set by the Law




--------------------------------------------------------------------------------------------------------------------------
 STEEL AUTHORITY OF INDIA LTD                                                                Agenda Number:  702081415
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8166R114
    Meeting Type:  AGM
    Meeting Date:  10-Sep-2009
          Ticker:
            ISIN:  INE114A01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited Profit             Mgmt          For                            For
       & loss account for the YE 31 MAR 2009, the
       balance sheet as at that date and the Directors'
       and the Auditors' reports thereon

2.     Re-appoint Shri R. Ramaraju as a Director, who            Mgmt          For                            For
       retires by rotation

3.     Re-appoint Prof. Javaid Akhtar as a Director,             Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Shri P.K. Sengupta as a Director,              Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Dr. Vinayshil Gautam as a Director,            Mgmt          For                            For
       who retires by rotation

6.     Approve to fix the remuneration of the Auditors           Mgmt          For                            For
       of the Company appointed by the Comptroller
       & Auditor General of India for the year 2009-2010

7.     Declare dividend for the FY 2008-2009                     Mgmt          For                            For

8.     Re-appoint Shri S.N. Singh as a Director of               Mgmt          For                            For
       the Company, liable to retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 STEINHOFF INTL HLDGS LTD                                                                    Agenda Number:  702157442
--------------------------------------------------------------------------------------------------------------------------
        Security:  S81589103
    Meeting Type:  AGM
    Meeting Date:  07-Dec-2009
          Ticker:
            ISIN:  ZAE000016176
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt and approve the annual financial statements         Mgmt          For                            For
       of the Company for the YE 30 JUN 2009 together
       with the report of the Directors and the Auditors
       thereon

2.     Re-appoint Messrs Deloitte & Touche of Pretoria           Mgmt          For                            For
       [the firm] as the Auditors of the Company as
       contemplated under Sections 270 and 274 of
       the Companies Act, 61 of 1973, as amended [the
       Act], with Udo Bohmer, a registered Auditor
       and Member of the firm as the individual who
       will undertake the audit

3.     Approve the remuneration to be paid by the Company        Mgmt          For                            For
       to its Directors for the FYE 30 JUN 2010, as
       specified

4.1.1  Re-elect D.C. Brink as a Director, who retires            Mgmt          For                            For
       by rotation in accordance with the Articles
       of Association

4.1.2  Re-elect F.A. Sonn as a Director, who retires             Mgmt          For                            For
       by rotation in accordance with the Articles
       of Association

4.1.3  Re-elect B.E. Steinhoff as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with the Articles
       of Association

4.2    Ratify the appointment of S.F. Booysen, whom              Mgmt          For                            For
       the Board consider to be independent, as a
       Non-Executive Director with effect from 08
       SEP 2009

4.3.1  Ratify the appointment of H.J.K. Ferreira as              Mgmt          For                            For
       an Executive Director with effect from 01 MAY
       2009

4.3.2  Ratify the appointment of S.J. Grobler to the             Mgmt          For                            For
       Board as an Executive Director with effect
       from 01 MAY 2009

5.O.1  Authorize the Directors of the Company, in terms          Mgmt          For                            For
       of Section 221(2) of the Act, but subject to
       the listings requirements of the JSE Limited
       [the listing requirements] and the Act, 140,000,000
       ordinary shares of 0.5 cents [one half of a
       cent] each and 15,000,000 non-cumulative, non-redeemable,
       non-participating preference shares of 0.1
       cent each in the authorized but unissued share
       capital of the Company, until the next AGM,
       to allot and issue such shares to such person(s)
       and on such terms and conditions as the Directors
       may in their sole discretion determine, including
       but not limited to any allotments to shareholders
       as capitalization awards

6.O.2  Authorize the Directors, subject to and in accordance     Mgmt          For                            For
       with the listings requirements 30,000,000 unissued
       ordinary shares of 0.5 cents [one half of cent]
       each in the Company as authorized, for the
       continued implementation of the Steinhoff International
       Incentive Schemes, and the obligations of the
       Company under the Unitrans Limited Share Incentive
       Scheme

7.S.1  Authorize the Company to acquire the shares               Mgmt          For                            For
       issued by it, on such terms and conditions
       as may be determined by the Directors and the
       acquisition by any subsidiary of the Company
       of shares issued by the Company, on such terms
       and conditions as may be determined by the
       Directors of any such subsidiary, as a general
       approval in terms of Section 85(1) and 89 of
       the Act, subject to the relevant provisions
       of the Act and to the listings requirements
       in force at the time of acquisition and provided
       that: such acquisition is permitted in terms
       of the Act and the Company's Articles of Association,
       to a maximum of 20% of the issued share capital
       of that class in one FY provided that the acquisition
       of shares by a subsidiary of the Company may
       not, in any one FY, exceed 10% in the aggregate
       of the number of issued shares of the Company;
       repurchases shall not be made at a price more
       than 10% above the weighted average of the
       market value of the securities traded for the
       5 business days immediately preceding the date
       on which the transaction is effected; the repurchase
       of securities being implemented through the
       order book operated by the JSE trading system
       (open market) and without any prior understanding
       or arrangement with any counterparty; the Company
       will, at any point in time, appoint only one
       agent to effect any repurchase(s) on the Company's
       behalf; after such repurchase(s), at least
       500 public shareholders, as defined in the
       listings requirements, continue to hold at
       least 20% of the Company's issued shares; such
       repurchase(s) shall not occur during a prohibited
       period as defined in the listings requirements
       unless implemented in accordance with a repurchase
       programme which commenced prior to the prohibited
       period; when 3% of the initial number, i.e.,
       the number of shares in issue at the time that
       the general authority from shareholders is
       granted, is cumulatively repurchased and for
       each 3% in aggregate of the initial number
       acquired thereafter, an announcement shall
       be made in accordance with the listings requirements;
       a certificate by the Company's sponsor, in
       terms of paragraph 2.12 of the listings requirements
       confirming the statement by the Directors regarding
       working capital referred to hereunder in this
       notice convening the meeting shall be issued
       before the commencement of any repurchase;
       [Authority expires at the Company's next AGM
       or 15 months]

8.O.3  Authorize the Directors, by way of a general              Mgmt          For                            For
       authority, to distribute to shareholders of
       the Company any share capital and reserves
       of the Company in terms of Section 90 of the
       Act, in terms of the listing requirements and
       Article 56A of the Company's Articles of Association;
       with or without the right of election to receive
       shares as a capitalization award, such general
       authority will provide the Board with the flexibility
       to distribute any surplus capital of the Company
       to its shareholders, provided that: any general
       payment by the Company shall not exceed 20%
       of the Company's issued share capital and reserves,
       excluding minority interests and any revaluation
       of assets and intangible assets that are not
       supported by an independent professional acceptable
       to the JSE Limited, to afford shareholders
       the right to elect to receive capitalization
       awards instead of any cash distribution contemplated
       in respect of this resolution and any general
       payment is made pro rata to all shareholders;
       [Authority expires at the earlier of the conclusion
       of the next AGM of the Company or 15 months
       from the passing of this ordinary resolution]

9.O.4  Authorize the Directors of the Company, in terms          Mgmt          For                            For
       of Article 26.2 of the Articles of Association
       of the Company to create and issue convertible
       debentures, debenture stock, bonds or other
       convertible instruments in respect of 140,000,000
       ordinary shares of 0.5 cents [one half of a
       cent] each in the capital of the Company, subject
       to a conversion premium of not less than 20%
       above the volume-weighted traded price of the
       shares in the Company for the 3 trading days
       prior to pricing and to such conversion and
       other terms and conditions as they may determine
       in their sole and absolute discretion, but
       subject at all times to the listings requirements;
       the Company will, after effecting such issue
       which represent, on a cumulative basis with
       in a FY, 5% or more of the number of shares
       in issue prior to that issue, publish an announcement
       containing full details of the issue, or any
       other announcements that may be required in
       such regard in terms of the listings requirements
       as applicable from time to time

       Transact such other business                              Non-Voting    No vote

       Any Director or Secretary of the Company, for             Non-Voting    No vote
       the time being, be and is here by authorized
       to take all such steps and sign all such documents
       and to do all such acts, matters and things
       for and on behalf of the Company as may be
       necessary to give effect to the special and
       ordinary resolutions passed at the AGM




--------------------------------------------------------------------------------------------------------------------------
 STERLITE INDS INDIA LTD                                                                     Agenda Number:  702449744
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8169X209
    Meeting Type:  AGM
    Meeting Date:  11-Jun-2010
          Ticker:
            ISIN:  INE268A01031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the Balance Sheet as at 31 MAR 2010 and             Mgmt          For                            For
       the profit and loss account of  the Company
       for the YE on that date and the report of the
       Director's and      Auditor's thereon

2      Declare a dividend on equity shares of the Company        Mgmt          For                            For
       for the FY 2009-2010

3.     Appointment of Mr. Anil Agarwal as a Director,            Mgmt          For                            For
       who retires by rotation

4      Appointment of Mr.Gaufam Doshi as a Director,             Mgmt          For                            For
       who retires by rotation

5      Appointment of Auditors, to hold office from              Mgmt          For                            For
       the conclusion of this AGM upto  the conclusion
       of the next AGM of the Company and approve
       to fix their        remuneration

6      Approve, pursuant to the provisions of Articles           Mgmt          For                            For
       4 and 48 of the Articles of   Association and
       Sections 13, 16, 94 and 97 and other applicable
       provisions if any, of the Companies Act, 1956
       (including any amendments or re-enactment
       thereof), to increase the authorized share
       capital of the Company from INR    185 crores
       to INR 500 crores

7      Approve, pursuant to the provisions of Article            Mgmt          For                            For
       4 and 48, of the Articles of   Association
       of the Company and Sections 13, 1 6, 94 and
       97,and all other      applicable provisions,
       if any, of the Companies Act, 1956,  including
       any     amendments thereof  and subject to
       such approvals, consents, permissions and
       sanctions, if any as may be required from any
       authority and subject to such   conditions
       as may be agreed to by the Board of Directors
       of the Company       hereinafter referred to
       as the Board, which term shall also include
       any       committee thereof , consent of the
       Members be accorded for sub-dividing the
       equity shares of the Company, including the
       paid-up shares, such that each    existing
       equity share of the Company of the face value
       of INR 2 each be       sub-divided into two
       equity shares of the face value INR 1 each
       and           consequently, the authorized
       share capital of the Company of INR 500 crores
       would comprise of 500 crores equity shares
       of INR 1 each; purs

CONT   of the Company, the issued, subscribed and paid           Non-Voting    No vote
       up equity shares of face      value INR 2 each,
       shall stand sub-divided into equity shares
       of face value of INR 1 each fully paid-up;
       and the sub-division of shares shall he effective
       and simultaneous with the allotment of Bonus
       Shares by the Board or as per    the advice
       of the Stock Exchanges; authorize the Board
       to do, perform and     execute all such acts.
       deeds, matters and things as it may consider
       necessary, expedient, usual or proper
       to give effect to this resolution       including
       but not limited to fixing of the record date
       as per the requirement of the Listing Agreement,
       execution of all necessary documents with the
       Stock Exchanges and the CONT

CONT   CONT Depositories, Reserve Bank of India and/or           Non-Voting    No vote
       any other relevant statutory  authority, if
       any, cancellation or rectification of the existing
       physical     share certificates in lieu of
       the old certificates and to settle any question
       or difficulty that may arise with regard to
       the subdivision of the equity     shares as
       aforesaid or for any matters herewith or incidental
       hereto

8      Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       13, 16, 94 and 97 and all     other applicable
       provisions, if any, of the Companies Act, 1956,
       including    amendments thereto or re-enactment
       thereof, the Memorandum of Association of
       the Company as specified: the existing Clause
       V of the Memorandum of          Association
       of the Company be deleted by substitution in
       its place and        instead the specified
       Clause as new Clause V  as specified ; the
       alteration   to the Memorandum of Association
       shall be effective and simultaneous with the
       allotment of Bonus Shares by the Board of Directors
       or a Committee thereof;   authorize the Board
       of Directors of the Company or any Committee
       thereof to   do perform and execute all such
       acts matters, deeds and things as it may
       consider necessary, CONT

CONT   CONT expedient usual or proper to give effect             Non-Voting    No vote
       to this resolution including    but not limited
       to filing of necessary forms with the Registrar
       of Companies  and to comply with all other
       requirements in this regard and for any matters
       connected herewith or incidental hereto

9      Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Article 116 of the         Articles of Association
       of the Company and upon the recommendations
       of the    Board of Directors made at their
       meeting held on 26 APR 2010  hereinafter
       referred to at the Board which term shall
       be deemed to include any Committee  of the
       Board of Directors formed for the time being
       to exercise the powers    conferred on the
       Board of Directors in this behalf  and pursuant
       to the       applicable provisions of the Companies
       Act, 1956, and in accordance with the  Securities
       & Exchange Board of India  Issue of Capitol
       and Disclosure         Requirements  Regulations,
       2009  the Regulations  and subject to such
       necessary approvals, permissions and
       sanctions, as may be required and        subject
       to such terms and conditions as may be specified
       while according such approvals, a sum of INR
       168,08,00,844 CONT

CONT   CONT out of the sum standing to the credit of             Non-Voting    No vote
       share premium 'account, forming part of General
       Reserves of the Company, capitalized and utilized
       for         allotment of 1 Bonus equity share
       of INR 1 credited as fully paid up for
       every, 1 eligible existing fully paid  subdivided
       equity share of INR 1 held by the Members
       and authorize the Board, to appropriate the
       said sum for       distribution to and amongst
       the Members of the Company whose names appear
       in  the Register of Members or as the beneficial
       owners of the equity shares of   the Company,
       in the records of the Depositories at the close
       of business on   such date  hereinafter referred
       to as the Record Date to be hereafter fixed
       by the Board and on the basis and that the
       Bonus Shares so distributed shall, for all
       purposes, be treated as an increase in the
       nominal amount CONT

CONT   CONT in the Capital of the Company, held by               Non-Voting    No vote
       each such member and not as       income; approve
       the new equity shares shall be allotted subject
       to the        Memorandum and Articles of Association
       of the Company and shall in all        respects
       rank pari passu with the existing subdivided
       fully paid-up equity    shares of the Company,
       with a right, to participate in dividend in
       full that  may be declared after the date of
       allotment of these equity shares as the
       Board may be determine; pursuant to Securities
       & Exchange Board of India      Issue of Capital
       and Disclosure Requirements  Regulations, 2009,
       such number  of bonus equity shares as in the
       same proportion  i.e. one new fully paid by
       equity share of INR l for every one existing
       fully paid  sub-divided  equity  shares of
       INR l each held in the Company as on Record
       Date  be reserved in    favour of the holders
       of the CONT

CONT   CONT outstanding 4% Convertible Senior Notes              Non-Voting    No vote
       the Convertible Notes  issued   by the Company
       for issue and allotment at the time of conversion
       in respect   of such of those Convertible Notes
       which may be lodged for conversion on or
       before the Record Date; authorize the Board
       in respect of the outstanding     Convertible
       Notes lodged for conversion after the Record
       Date to make         appropriate adjustment
       in the conversion rate of shares to be issued
       on       conversion of such 'Convertible Notes'
       in terms of the provisions of the      concerned
       Offering Circular so as to give the benefit
       of the Bonus Issue, as  aforesaid, to the holders
       of such outstanding 'Convertible Notes' as
       well and to do all such things, deeds in this
       regard; to capitalize the required       amount
       out of the Company's General Reserve Account/Securities
       Premium        Account or such other accounts
       CONT

CONT   CONT as are permissible to he utilized for the            Non-Voting    No vote
       purpose, as per the audited    accounts of
       the Company for the financial YE 31 MAR 2009
       and that the said    amount be transferred
       to the Share Capital Account and be applied
       to issue    and allotment of the said equity
       shares as Bonus Shares credited as fully
       paid up; no letter of allotment shall, be
       issued in respect of the said bonus shares
       but in the case of members who opt to receive
       the bonus shores in      dematerialized form,
       the bonus shares aforesaid shall be credited
       to the      beneficiary accounts of the shareholders
       with their respective Depository     Participants
       within the stipulated time as may be allowed
       by the appropriate  authorities and in the
       case of shareholders who opt to receive the
       bonus      shares in physical form, the share
       certificates CONT

CONT   CONT in respect thereof shall be delivered within         Non-Voting    No vote
       such time as may be allowed by the appropriate
       authorities; to take necessary steps for listing
       of the    bonus shares so allotted on the stock
       exchanges where the securities of the   Company
       are listed as per the provisions of the Listing
       Agreements with the   stock exchanges concerned,
       the regulations and other applicable laws;
       authorize the Board to do perform and
       execute all such acts, deeds, matters   and
       things and to give from time to time such directions
       as may be necessary, expedient, usual or proper
       and to settle any question or doubt that may
       arise in relation there to or as the Board
       in its absolute discretion may think fit and
       its decision shall be final and binding on
       all members and other interest persons and
       to do all acts connected here with or incidental
       hereto




--------------------------------------------------------------------------------------------------------------------------
 STERLITE INDUSTRIES (INDIA) LTD, MUMBAI                                                     Agenda Number:  702025722
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8169X209
    Meeting Type:  EGM
    Meeting Date:  11-Jul-2009
          Ticker:
            ISIN:  INE268A01031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [the Board which term shall include any Committee
       which the Board of Directors may have constituted
       or may hereafter constitute for the time being
       for exercising the powers conferred on the
       Board of Directors by this Resolution], pursuant
       to the provisions of Section 81[1A] and all
       other applicable provisions, if any, of the
       Companies Act, 1956 and any other laws, rules
       and regulations [including any amendments thereto
       or re-enactments thereof for the time being
       in force] as may be applicable and subject
       to the provisions of the Memorandum and Articles
       of Association of the Company and subject to
       such approvals, consents, permissions and sanctions
       of such statutory and/or regulatory authorities,
       including of the Stock Exchanges in terms of
       the Listing Agreements entered into by the
       Company with the Stock Exchanges where the
       shares of the Company are listed, as may be
       applicable, and subject to such conditions
       and modifications as may be prescribed by any
       of them in granting such approvals, consents,
       permissions and sanctions which may be agreed
       and pursuant to the provisions of the SEBI
       Guidelines for Qualified Institutions Placement
       [QIP] under Chapter XIII-A of the SEBI [Disclosure
       and Investor Protection] Guidelines, 2000 for
       the time being in force, whether or not such
       QIBs are members of the Company, the consent
       of the members be and is hereby accorded to
       the Board to create, offer, issue and allot
       in one or more placements/tranches to Qualified
       Institutional Buyers [QIB] as defined in sub
       clause [XXIVA] of Clause 1.2 of SEBI [Disclosure
       and Investor Protection] Guidelines, 2000 for
       the time being in force, equity shares and/or
       fully convertible debentures and/or partly
       convertible debentures and/or non-convertible
       debentures with warrants, and/or any securities
       [other than warrants], which are convertible
       into or exchangeable with equity shares at
       a later date [the Securities] at such time
       or times as the Board may hereafter decide
       and at a price to be determined by the Board
       in accordance with Clause 13A.3 of SEBI Guidelines
       for Qualified Institutions Placement specified
       under Chapter XIII-A of SEBI [Disclosure and
       Investor Protection] Guidelines, 2000 for the
       time being in force, provided that the issue
       of Securities as aforesaid shall not result
       in increase of the issued, subscribed and paid-up
       capital of the Company by more than 25% [twenty
       five per cent] of the then post issue, issued,
       subscribed and paid-up equity share capital
       of the Company; approve in accordance with
       Clause 13A.2.2 of Chapter XIII-A of SEBI [Disclosure
       and Investor Protection] Guidelines, 2000,
       for the time being in force, a minimum of 10%
       of the securities issued pursuant to said guidelines
       shall be allotted to mutual funds and if no
       mutual fund is agreeable to take up the minimum
       portion or any part thereof, then such minimum
       portion or part thereof may be allotted to
       other Qualified Institutional Buyers; approve
       the relevant date for pricing of the securities,
       under the QIP as per the Chapter XIII-A of
       the SEBI [Disclosure and Investor Protection]
       guidelines, 2000, for determination of minimum
       price for the issue of the securities and/or
       shares arising out of conversion of Securities
       will be the date of the meeting in which the
       Board decides to open the proposed issue of
       securities, or, in case of securities which
       are convertible or exchangeable with equity
       shares, the date on which the holder of securities
       becomes entitled to apply for equity shares,
       as the Board may, at the time of the decision
       to open the proposed issue decides, provided
       that any conversion/exchange shall occur not
       later than 60 [sixty] months from date of allotment
       of the securities; authorize the Board to appoint
       and enter into and execute all such arrangements/agreements, as the case may be, with any merchant bankers/advisors/registrars and all such agencies/ intermediaries as may
       be required including payment to such agencies/intermediaries of commission, brokerage, fees, remuneration
       for their services and expenses incurred in
       relation to the issue of Securities and also
       to seek listing of such Securities on the stock
       exchanges where the Company's shares are listed;
       to finalize the mode and the terms of issue
       of securities under the QIP and all equity
       shares allotted under or arising from such
       QIP will rank pari passu in all respects with
       the existing equity shares of the Company;
       to do all such acts, deeds, matters and things
       as it may at its absolute discretion deem necessary
       or desirable for such purpose with power to
       the Board to settle all questions, difficulties
       or doubts that may arise in regard to the issue,
       offer or allotment of Securities and utilization
       of proceeds including but without limitation
       to the creation; in such form and manner as
       may be required, of such mortgage/charge under
       Section 293[1][a] of the said Act in respect
       of the aforesaid Securities either on pari
       passu basis or otherwise, as it may in its
       absolute discretion deem fit without being
       required to seek any further consent or approval
       of the Members or otherwise to the end and
       intent that the Members shall be deemed to
       have given their approval thereto expressly
       by the authority of this resolution; and to
       delegate all or any of the powers herein conferred
       to any Committee of Directors or the Chairman
       or any other officers/authorized representatives
       of the Company to give effect to this resolution

S.2    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81[1A] and all other applicable
       provisions, if any, of the Companies Act, 1956
       and any other laws, rules and regulations [including
       any amendments thereto or re-enactments thereof
       for the time being in force] as may be applicable
       and subject to the provisions of the Memorandum
       and Articles of Association of the Company
       and subject to such approvals, consents, permissions
       and sanctions of such statutory and/or regulatory
       authorities, including of the Reserve Bank
       of India and/or Stock Exchanges in terms of
       the listing Agreements entered into by the
       Company with the Stock Exchanges where the
       shares of the Company are listed, as may be
       applicable, and subject to such conditions
       and modifications, as may be prescribed by
       any of them in granting such approvals, consents,
       permissions and sanctions which may be agreed
       to by the Board of Directors of the Company
       [the Board which term shall include any Committee
       which the Board of Directors may have constituted
       or may hereafter constitute for the time being
       for exercising the powers conferred on the
       Board of Directors by this Resolution], to
       create, offer, issue and allot in any security
       including Global Depositary Receipts [GDRs],
       American Depositary Receipts [ADRs] convertible
       into equity shares, preference shares whether
       cumulative / redeemable / convertible at the
       option of the Company and / or the option of
       the holders of the security and / or securities
       linked to equity shares / preference shares
       and/or any other instrument or securities representing
       convertible securities such as Foreign Currency
       Convertible Bonds [FCCBs] debentures or warrants
       convertible or like instruments of a type issued
       in international jurisdictions in offerings
       of this nature, whether convertible into or
       exchangeable with depositary-receipts for underlying
       equity shares/equity shares /preference shares,
       [the Securities] to be subscribed by foreign/domestic
       investors/ institutions and/or corporate bodies/entities
       including mutual funds, banks, insurance companies
       and / or individuals or otherwise, whether
       or not such persons/entities/investors are
       members of the Company whether in one or more
       currency, such issue and allotment to be made
       at such time or times in one or more tranche
       or tranches, at par or at such price or prices,
       and on such terms and conditions and in such
       manner as the Board may, in its absolute discretion
       think fit, in consultation with the lead managers,
       underwriters, advisors or other intermediaries
       provided that the issue of Securities as aforesaid
       shall not result in increase of the issued,
       Subscribed and Paid-up Capital of the Company
       by more than 25% of the then post-issue, Issued,
       subscribed and paid-up equity share capital
       of the Company; approve without prejudice to
       the generality of the above, the issue of Securities
       may have all or any terms or combination of
       terms including conditions in relation to payment
       of interest, additional interest, premium on
       redemption, prepayment and any other debt service
       payments whatsoever, and all such other terms
       as are provided in securities offerings of
       this nature including terms for issue of the
       Securities or variation of the conversion price
       of the securities during the duration of the
       securities; the relevant date for pricing of
       the securities, under the GDR/ADR/FCCB or any
       other mode shall be as per the Issue of Foreign
       Currency Convertible Bonds and Ordinary Shares
       [through Depositary Receipt Mechanism] Scheme,
       1993 for the time being in force will be the
       date thirty days prior to the date of the holding
       of the general meeting at which this resolution
       is considered and approved; authorize the Board
       to appoint and enter into and execute all such
       arrangements/agreements, as the case may be,
       with lead managers, managers, underwriters,
       bankers, financial institutions, solicitors,
       advisors, guarantors, depositories, custodians
       and other aforesaid intermediaries in such
       offerings of securities and to remunerate all
       such agencies/intermediaries as may be required
       including the payment to such agencies/ intermediaries
       of commission, brokerage, fees, remuneration
       for their services or the like and expenses
       incurred in relation to the issue of securities
       and also to seek the listing of such securities
       on one or more stock exchanges, including international
       stock exchanges, wherever permissible; to enter
       into any arrangement with any agency or body
       for the issue of securities in registered or
       bearer form with such features and attributes
       as are prevalent in capital markets for instruments
       of this nature and to provide for the tradability
       or free transferability thereof as per the
       domestic and/or international practice and
       regulations, and under the norms and practices
       prevalent in securities markets in overseas
       jurisdictions; to do all such acts, deeds,
       matters and things as it may at its absolute
       discretion deem necessary or desirable for
       such purpose with power to the Board to settle
       all questions, difficulties or doubts that
       may arise in regard to the issue, offer or
       allotment of securities and utilization of
       proceeds including but without limitation to
       the creation of such mortgage/charge under
       Section 293[1][a] of the said Act in respect
       of the aforesaid Securities either on pari
       passu basis or otherwise, as it may in its
       absolute discretion deem fit without being
       required to seek any further consent or approval
       of the Members or otherwise to the end and
       intent that the Members shall be deemed to
       have given their approval thereto expressly
       by the authority of this resolution; and to
       delegate all or any of the powers herein conferred
       to any Committee of Directors or the Chairman
       or any other officers/authorized representatives
       of the Company to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 STERLITE INDUSTRIES (INDIA) LTD, MUMBAI                                                     Agenda Number:  702083483
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8169X209
    Meeting Type:  AGM
    Meeting Date:  19-Sep-2009
          Ticker:
            ISIN:  INE268A01031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2009 and the profit and loss account of
       the Company for the YE on that date and the
       report of the Directors and the Auditors thereon

2.     Declare a dividend on the equity shares for               Mgmt          For                            For
       the FY 2008-2009

3.     Re-appoint Mr. Berjis Desai as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. Sandeep Junnarkar as a Director,           Mgmt          For                            For
       who retires by rotation

5.     Appoint the Auditors to hold office from the              Mgmt          For                            For
       conclusion of this AGM up to the conclusion
       of the next AGM of the Company and approve
       to fix their remuneration

6.     Appoint Mr. D. D. Jalan as a Director of the              Mgmt          For                            For
       Company, who is not liable to retire by rotation

7.     Approve, subject to the provisions of Section             Mgmt          For                            For
       198, 269, 309,310 and other applicable provisions
       if any of the Companies Act, 1956 and Schedule
       XIII thereof [inducing any statutory modifications
       and re-enactment thereof, for the time being
       in force], the appointment of Mr. D. D. Jalan
       as a Whole Time Director of the Company from
       24 DEC 2008 to 23 DEC 2010 on the terms and
       conditions including remuneration as specified,
       with authority to the Board of Directors to
       vary or increase the remuneration and perquisites
       payable or to be provided to Mr. D. D. Jalan
       including any monetary value thereof to the
       extent the Board of Directors may consider
       appropriate and to alter and vary the terms
       and conditions of the agreement entered into
       by the Company with Mr. D. D. Jalan, as may
       be agreed between the Board of Directors and
       Mr. D. D. Jalan; resolved further that in the
       event of absence or inadequacy of profits in
       any FY, the Company shall remunerate Mr. D.
       D. Jalan, minimum remuneration which will be
       by way of salary, perquisites or any other
       allowance as specified in the Agreement and
       in accordance with the applicable provisions
       of the Companies Act 1956; authorize the Board
       of Directors of the Company to do all such
       acts, deeds and matters and things as in its
       absolute discretion it may consider necessary
       expedient or desirable to give effect to this
       resolution and also to revise the remuneration
       of the Whole time Director within the limits
       stipulated in the Companies Act, 1956

S.8    Approve, subject to the provisions of Sections            Mgmt          For                            For
       198 and 309 and all other applicable provisions
       if any, of the Companies Act, 1956, [including
       any amendment thereto for the time being in
       force], the payment of commission to the Non-Executive
       Directors of the Company [other than the Managing
       Director and Whole Time Director, if any] as
       may be decided by the Board, from time to time
       but not exceeding 1% per annum of the net profits
       of the Company calculated in accordance with
       the provisions of the Act, such commission
       be divisible amongst the Directors in such
       proportion and in such manner as may be decided
       by the Board of Directors of the Company for
       the period of 5 years commencing from 01 APR
       2009




--------------------------------------------------------------------------------------------------------------------------
 STRAUSS GROUP LTD                                                                           Agenda Number:  702147871
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8553H110
    Meeting Type:  AGM
    Meeting Date:  22-Nov-2009
          Ticker:
            ISIN:  IL0007460160
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the discussion of the financial statements        Mgmt          For                            For
       and the Directors' report for the year 2008

2.     Re-appoint the Accountant-Auditors and authorize          Mgmt          For                            For
       the Board to fix their fees

3.1    Re-appoint the officiating Director Michael               Mgmt          For                            For
       Strauss, who retires by rotation

3.2    Re-appoint the officiating Director David Moshevitz,      Mgmt          For                            For
       who retires by rotation

3.3    Re-appoint the officiating Director Meir Shannie,         Mgmt          For                            For
       who retires by rotation




--------------------------------------------------------------------------------------------------------------------------
 STX PAN OCEAN CO LTD, SEOUL                                                                 Agenda Number:  702248902
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y81718101
    Meeting Type:  AGM
    Meeting Date:  29-Mar-2010
          Ticker:
            ISIN:  KR7028670008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF ABSTAIN          Non-Voting    No vote
       IS DETERMINED TO BE          ACCEPTABLE OR
       NOT IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT ABSTAIN
       AS A VALID VOTE OPTION.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       of the Company for the YE  31 DEC 2009 and
       the Directors' report and the Auditors report
       thereon, and    declare a final dividend of
       USD 0.088 per ordinary share less income tax
       of   22.0% for the FYE 31 DEC 2009

2.     Appointment of Mr. Seon Ryung Bae as a Director           Mgmt          For                            For
       of the Company and the

3.     Re-appointment of Mr. Yun Jae Baek as a Member            Mgmt          For                            For
       of the Audit Committee of the  Company pursuant
       to Korea Commercial Law 542-12 2

4.     Approve the payment of Directors' fees of up              Mgmt          Against                        Against
       to KRW 20,000,000,000 for the YE 31 DEC 2010

5.     Approve the renewal of general mandate for the            Mgmt          For                            For
       interested person transactions

6.     Approve the renewal of general mandate for the            Mgmt          Against                        Against
       issue of new shares and/or     convertible
       securities

S.7    Amend the Articles 9, 11, 12, 14, 16, 17, 18,             Mgmt          For                            For
       22, 24, 30, 31, 37, 38, 44, 45, 46 and 48 of
       the Articles of Association as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ARTICLES IN RESOLUTION 7. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SUEZ CEM CO S A E                                                                           Agenda Number:  702291547
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8701Q103
    Meeting Type:  OGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  EGS3C181C012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Receive the Board of Directors report and its             Mgmt          No Action
       financial positions for the FYE 31 DEC 09

2      Receive the Board of Auditors report and its              Mgmt          No Action
       financial statement for the FYE  31 DEC 09

3      Approve the financial statement for the YE 31             Mgmt          No Action
       DEC 09

4      Approve to release the Board of Directors responsibility  Mgmt          No Action
       upon FYE 31 DEC 09

5      Approve to decide the allowances paid to Board            Mgmt          No Action
       of Directors for attending     their meetings

6      Re-appointment of the Auditors for the new FY             Mgmt          No Action
       2010 and decide their fees

7      Approve the delegation of the Board of Directors          Mgmt          No Action
       to give donations for the    year 2010 and
       2009 donations

8      Approve the profit distribution                           Mgmt          No Action

9      Approve the netting contracts with other Companies        Mgmt          No Action
       for the year 2009




--------------------------------------------------------------------------------------------------------------------------
 SUEZ CEM CO S A E                                                                           Agenda Number:  702296561
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8701Q103
    Meeting Type:  EGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  EGS3C181C012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Amend the Article 3 from the Company Basic Decree         Mgmt          No Action
       related to the Company purpose

2.     Amend the Article 26 from the Company Basic               Mgmt          No Action
       Decree related to the Board of Director general
       meetings gathering

3.     Amend the Article 38 from the Company Basic               Mgmt          No Action
       Decree related to the general meeting place
       gathering




--------------------------------------------------------------------------------------------------------------------------
 SUN INTERNATIONAL LTD                                                                       Agenda Number:  702149356
--------------------------------------------------------------------------------------------------------------------------
        Security:  S8250P120
    Meeting Type:  AGM
    Meeting Date:  26-Nov-2009
          Ticker:
            ISIN:  ZAE000097580
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the annual financial statements                     Mgmt          For                            For

2.1    Re-elect Dr. N. N. Gwagwa as a Director                   Mgmt          For                            For

2.2    Re-elect Mr. M. V. Moosa as a Director                    Mgmt          For                            For

2.3    Re-elect Mr. D. M. Nurek as a Director                    Mgmt          For                            For

2.4    Re-elect Mr. G. R. Rosenthal as a Director                Mgmt          For                            For

3.     Approve the Directors fees                                Mgmt          For                            For

4.     Re-appoint PricewaterhouseCoopers Inc as the              Mgmt          For                            For
       Independent Auditors of the Company to hold
       office until the conclusion of the next AGM
       in accordance with the audit committee's nomination,
       it being noted that Mr. DB von Hoesslin is
       the individual registered auditor and member
       of the aforegoing firm who undertakes the audit

S.1    Grant authority to repurchase shares                      Mgmt          For                            For

S.2    Approve to sanction the Company giving financial          Mgmt          For                            For
       assistance

S.3    Approve the Directors interests                           Mgmt          For                            For

8.     Authorize the Directors or Company Secretary              Mgmt          For                            For
       to implement resolutions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SUN PHARMACEUTICAL INDUSTRIES LTD                                                           Agenda Number:  702076440
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8523Y141
    Meeting Type:  AGM
    Meeting Date:  11-Sep-2009
          Ticker:
            ISIN:  INE044A01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2009, the profit & loss account for the
       YE on that date and the reports of the Board
       of Directors and the Auditors thereon

2.     Declare a dividend on equity shares; the actual           Mgmt          For                            For
       equity dividend to be declared by the shareholders
       at the 17th AGM will be for only equity shares
       other than the equity shares in respect of
       which the equity shareholder(s) has/have waived/forgone
       his/their right to receive the dividend for
       the FYE 31 MAR 2009 in accordance with the
       specified Rules framed by the Board

3.     Re-appoint Shri. Dilip S. Shanghvi as a Director,         Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Shri. Keki M. Mistry as a Director,            Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Messrs. Deloitte Haskins & Sells,              Mgmt          For                            For
       Chartered Accountants, Mumbai as the Auditors
       of the Company and authorize the Board of Directors
       to fix their remuneration

S.6    Authorize, pursuant to Section 314 and other              Mgmt          For                            For
       applicable provisions, if any, of the Companies
       Act, 1956 including statutory modification
       or re-enactment thereof for the time being
       in force and as may be enacted from time to
       time and subject to such approvals, permissions
       and sanctions, if required and as may be necessary,
       Ms. Khyati S. Valia, who is a relative of a
       Director to hold an office or place of profit
       under the Company as a management Trainee or
       with such designation as the Board of Directors
       of the Company may, from time to time, decide
       upon a monthly basic salary and other allowances,
       benefits, amenities and facilities with effect
       from 01 FEB 2009 upto the monthly remuneration
       of INR 50,000 or such other permissible total
       monthly remuneration that may be prescribed
       in this behalf from time to time under Section
       314 of the Companies Act, 1956; and pursuant
       to Section 314 and other applicable provisions,
       if any, of the Companies Act, 1956 including
       statutory modification or re-enactment thereof
       for the time being in force and as may be enacted
       from time to time, the Directors' Relatives
       [Office or Place of Profit] Rules, 2003 and
       as recommended/approved by the Selection Committee
       at its Meeting held on 30 MAY 2009 and subject
       to such approvals including the approval of
       the Central Government, as may be required,
       for his appointment and revision of his remuneration
       for a period of five years from 01 APR 2010,
       upto a maximum remuneration [excluding reimbursement
       of expenses, if any] of INR 20,00,000 per annum
       as specified which shall be deemed to form
       part hereof with liberty and authorize the
       Board of Directors to alter and vary the terms
       and conditions of the said appointment and
       remuneration from time to time; and authorize
       the Board of Directors of the Company to promote
       him to higher cadres and/or to sanction him
       increments and/or accelerated increments within
       the said cadre or higher cadre as and when
       the Board of Directors deem fit, subject, however,
       to the rules and regulations of the Company,
       in force, from time to time, including with
       the approval of the Central Government, as
       may be required, pursuant to the provisions
       of Section 314(1B) and other applicable -provisions
       of the Companies Act, 1956; and to take, perform
       and execute such further steps, acts, deeds
       and matters, as may be necessary, proper or
       expedient to give effect to this resolution;
       and to agree to such modification and/or variation
       as may be suggested by the Central Government
       while granting its approval




--------------------------------------------------------------------------------------------------------------------------
 SURGUTNEFTEGAZ OJSC, SURGUT                                                                 Agenda Number:  702496589
--------------------------------------------------------------------------------------------------------------------------
        Security:  868861204
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  US8688612048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report of OJSC Surgutneftegas          Mgmt          For                            For
       for 2009

2      Approve annual accounting statements of OJSC              Mgmt          For                            For
       Surgutneftegas, including profit and loss statement
       for 2009

3      Approve the distribution of profit  loss  of              Mgmt          For                            For
       OJSC Surgutneftegas for 2009;    declare dividend
       payment for 2009: for a preferred share OJSC
       Surgutneftegas  -1.0488 rubles, for an ordinary
       share of OJSC Surgutneftegas -0.45 rubles;
       dividend payment shall be carried out in
       accordance with the procedure        recommended
       by the Board of Directors; the date when dividend
       payment is      commenced is 01 JUL 2010; the
       date when dividend payment is terminated is
       24  AUG 2010

0      PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE   ELECTION OF
       DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
       REMOVED FOR THIS       MEETING. PLEASE NOTE
       THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE
       CUMULATED.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.

4.1    Election of Ananiev Sergei Alekseevich as a               Mgmt          For                            For
       member of OJSC 'Surgutneftegas'   Board of
       Directors

4.2    Election of Bogdanov Vladimir Leonidovich as              Mgmt          For                            For
       a member of OJSC                 'Surgutneftegas'
       Board of Directors

4.3    Election of Bulanov Alexander Nikolaevich as              Mgmt          For                            For
       a member of OJSC                 'Surgutneftegas'
       Board of Directors

4.4    Election of Gorbunov Igor Nikolaevich as a member         Mgmt          For                            For
       of OJSC 'Surgutneftegas'    Board of Directors

4.5    Election of Druchinin Vladislav Egorovich as              Mgmt          For                            For
       a member of OJSC                 'Surgutneftegas'
       Board of Directors

4.6    Election of Egorov Oleg Yurievich as a member             Mgmt          For                            For
       of OJSC 'Surgutneftegas' Board  of Directors

4.7    Election of Erokhin Vladimir Petrovich as a               Mgmt          For                            For
       member of OJSC 'Surgutneftegas'   Board of
       Directors

4.8    Election of Matveev Nikolai Ivanovich as a member         Mgmt          For                            For
       of OJSC 'Surgutneftegas'    Board of Directors

4.9    Election of Medvedev Nikolai Yakovlevich as               Mgmt          For                            For
       a member of OJSC 'Surgutneftegas' Board of
       Directors

4.10   Election of Rezyapov Alexander Filippovich as             Mgmt          For                            For
       a member of OJSC                'Surgutneftegas'
       Board of Directors

5.1    Election of Komarova Valentina Panteleevna as             Mgmt          For                            For
       a member of OJSC                'Surgutneftegas'
       Auditing Committee

5.2    Election of Oleynik Tamara Fedorovna as a member          Mgmt          For                            For
       of OJSC 'Surgutneftegas'     Auditing Committee

5.3    Election of Pozdnyakova Vera Aleksandrovna as             Mgmt          For                            For
       a member of OJSC                'Surgutneftegas'
       Auditing Committee

6      Approve the Limited Liability Company Rosekspertiza       Mgmt          For                            For
       as the Auditor of OJSC    Surgutneftegas for
       2010

7      Approve the transactions which may be conducted           Mgmt          For                            For
       in the future between OJSC    Surgutneftegas
       and its affiliated parties in the course of
       its ordinary       business activity, provided
       that the above mentioned transactions comply
       with the following requirements; the transaction
       is aimed at performing the types  of activities
       stipulated by the Company's Articles of Association,
       and the    amount of transaction is within
       the amount of the transaction the individual
       executive body of OJSC Surgutneftegas is entitled
       to perform in compliance    with the Federal
       Law on joint stock companies; this resolution
       remains valid  till the OJSC Surgutneftegas
       Annual General Shareholders' Meeting for 2010

8      Amend the Item 1.2 as specified                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUZANO PAPEL E CELULOSE SA                                                                  Agenda Number:  702362562
--------------------------------------------------------------------------------------------------------------------------
        Security:  P06768165
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRSUZBACNPA3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

CMMT   PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEMS 3 AND 4 ONLY.   THANK YOU.

1      To examine, discuss and vote upon the board               Non-Voting    No vote
       of directors annual report, the   financial
       statements and independent auditors report
       relating to FYE 31 DEC   2009

2      To decide on the allocation of the net profits            Non-Voting    No vote
       from the FY

3      Elect the Members of the Board of Directors               Mgmt          For                            For

4      Elect the Members of the Finance Committee,               Mgmt          For                            For
       and approve their respective

5      To set the global remuneration of the Company             Non-Voting    No vote
       Directors for the 2010

6      To decide on the newspapers in which company              Non-Voting    No vote
       notices will be published




--------------------------------------------------------------------------------------------------------------------------
 SYNNEX TECHNOLOGY INTL CORP                                                                 Agenda Number:  702449198
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8344J109
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  TW0002347002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 Audited reports                                  Non-Voting    No vote

A.3    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 2.42 per    share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings; proposed stock     dividend: 100
       for 1,000 shares held

B.4    Approve the revision to the Articles of incorporation     Mgmt          For                            For

B.5    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans, endorsement and     guarantee

B.6    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 T. SISE VE CAM FABRIKALARI A.S.                                                             Agenda Number:  702315652
--------------------------------------------------------------------------------------------------------------------------
        Security:  M9013U105
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  TRASISEW91Q3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Approve to form the Presidency of Board and               Mgmt          No Action
       authorize the Board Members to    sign the
       minutes of the meeting

2      Receive the reports of Board Members, the Auditors        Mgmt          No Action
       and the Independent Audit  Firm

3      Approve the income statement                              Mgmt          No Action

4      Approve the determination on dividend distribution        Mgmt          No Action

5      Approve to release the Board Members and the              Mgmt          No Action
       Auditors

6      Election of the Board Members                             Mgmt          No Action

7      Election of the Auditors                                  Mgmt          No Action

8      Approve to permit the Board Members as per items          Mgmt          No Action
       334 and 335 of tcc

9      Approve the determination on wages of Board               Mgmt          No Action
       Members

10     Approve the determination on wages of Auditors            Mgmt          No Action

11     Approve to inform about donations                         Mgmt          No Action

12     Approve the determination on amendment of related         Mgmt          No Action
       items of Articles of        Association

13     Approve the informing about pledges, pawns,               Mgmt          No Action
       collaterals and mortgages given   to third
       parties

14     Approve the determination on Independent Audit            Mgmt          No Action
       Firm




--------------------------------------------------------------------------------------------------------------------------
 TA ANN HOLDINGS BHD                                                                         Agenda Number:  702406023
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8345V101
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  MYL5012OO009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements for              Mgmt          For                            For
       the YE 31 DEC 2009 together with the Directors
       and Auditors reports thereon

2      Re-elect Datuk Abdul Hamed Bin Haji Sepawi as             Mgmt          For                            For
       a Director who retires in       accordance
       with Article 63 of the Articles of Association
       of the Company

3      Re-elect Pui Chin Jang @ Pui Chin Yam as a Director       Mgmt          For                            For
       who retires in accordance with Article 63 of
       the Articles of Association of the Company

4      Re-appoint Messrs. KPMG as the Auditors of the            Mgmt          For                            For
       Company and authorize the      Directors to
       fix their remuneration

5      Approve the Directors fees of MYR 252,000 proposed        Mgmt          For                            For
       for the YE 31 DEC 2009 and the payment

6      Authorize the Company subject to the provisions           Mgmt          For                            For
       of the Companies Act, 1965    (as may be amended,
       modified or re-enacted from time to time),
       the Company's  Articles of Association, the
       requirements of the Bursa Malaysia Securities
       Berhad (Bursa Securities) and all other
       applicable laws, rules, orders,       requirements,
       regulations and guidelines for the time being
       in force or as    may be amended, to purchase
       on the market of the Bursa Securities and/or
       hold such number of ordinary shares of MYR
       1.00 each (Shares) in the Company       (Proposed
       Share Buy-Back) as may be determined by the
       Directors of the        Company from time to
       time through Bursa Securities upon such terms
       and        conditions as the Directors may
       deem fit, necessary and CONTD.

CONT   CONTD. expedient in the interest of the Company           Non-Voting    No vote
       provided that the total       aggregate number
       of Shares purchased or to be purchased and/or
       held pursuant  to this resolution shall not
       exceed ten percent (10%) of the total issued
       and paid-up share capital of the Company for
       the time being and an amount not     exceeding
       MYR 20,000,000 being an amount not exceeding
       the total of the       Company's latest audited
       retained profit reserve of MYR 51,158,368 and
       share  premium reserve of MYR 44,669,124 as
       at 31 DEC 2009, be allocated by the      Company
       for the proposed share buy-back and that, such
       Shares purchased are   to be retained as treasury
       shares and distributed as dividends and/or
       resold  on the market of the Bursa Securities
       or may subsequently be cancelled and    authorize
       the Directors to do all acts and things and
       to take all such steps  CONTD.

CONT   CONTD. and to enter into and execute all commitments,     Non-Voting    No vote
       transactions, deed,     agreements, arrangements,
       undertakings, indemnities, transfers, assignments
       and/or guarantees as they may deem fit, necessary
       expedient and/or            appropriate in
       order to implement, finalize and give full
       effect to the       Proposed Share Buy-Back
       with full powers to assent to any conditions,
       modifications, revaluations, variations
       and/or amendments, as may be required imposed
       by any relevant authority or authorities and
       Authority expires the   earlier of the passing
       of this ordinary resolution and shall continue
       in      force until the conclusion of the next
       AGM following the general meeting at   which
       time CONTD.

CONT   CONTD. it will lapse, unless by resolution passed         Non-Voting    No vote
       at a general meeting        whereby the authority
       is renewed or the expiration of the period
       within which the next AGM of the Company subsequent
       to the date it is required to be held  pursuant
       to Section 143 (1) of the Companies Act, 1965
       (the Act) (but shall   not extend to such extension
       as may be allowed pursuant to Section 143 (2)
       of the Act) , but not so as to prejudice the
       completion of the purchase of its   own shares
       by the Company before the aforesaid expiry
       date and, in any event, in accordance with
       the provisions of the guidelines issued by
       the Bursa       Securities or any other relevant
       authorities

7      Authorize the Company and its subsidiaries to             Mgmt          For                            For
       enter into the recurrent        related party
       transactions of a revenue or trading nature
       as specified; with  the specific related parties
       mentioned therein which are necessary for the
       Group's day-to-day operations, subject to
       the following; a) the transactions  are in
       the ordinary course of business and are on
       normal commercial terms     which are not more
       favorable to the related parties than those
       available to   the public and not to the detriment
       of the minority shareholders; b) a        disclosure
       of a breakdown of the aggregate value of recurrent
       transactions    conducted pursuant to the Proposed
       Shareholder Mandate CONTD.

CONT   CONTD. shall be made in the annual report, where          Non-Voting    No vote
       the aggregate value is equal to or exceeds
       the applicable prescribed threshold under paragraph
       2.1 of      Practice Note No. 12 and amongst
       others, based on the following information;
       the type of the recurrent transactions made;
       and the names of the related     parties involved
       in each type of the recurrent transactions
       made and their    relationship with the Company;
       Authority expires the earlier of the
       conclusion of the next AGM of the Company
       or the expiration of the period     within
       which the next AGM of the Company CONTD.

CONT   CONTD. subsequent to the date it is required              Non-Voting    No vote
       to be held pursuant to Section   143 (1) of
       the Companies Act, 1965 (the Act) (but shall
       not extend to such    extension as may be allowed
       pursuant to Section 143 (2) of the Act); and
       authorize the Directors of the Company
       to complete and do all such acts and   things
       as they may consider expedient or necessary
       to give effect to the      proposed shareholder
       mandate

8      Approve the existing Article 105,44 and 58 of             Mgmt          For                            For
       the Company's Articles of       Association
       be deleted in its entirety and the following
       new Articles be      inserted to replace the
       existing Articles as specified

9      Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TA ENTERPRISE BHD                                                                           Agenda Number:  702041524
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8364D107
    Meeting Type:  EGM
    Meeting Date:  31-Jul-2009
          Ticker:
            ISIN:  MYL4898OO002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Company, subject to the passing             Mgmt          For                            For
       of Ordinary Resolution 1, to amend the existing
       Articles of Association as specified and authorize
       the Directors of the Company to give effect
       to the said amendment to the Articles of Association
       of the Company with full power to take all
       steps and to do all acts, things and deeds
       as they may deem necessary to give effect to
       the resolution

1      Authorize the Directors of the Company for and            Mgmt          For                            For
       on behalf of the Company, subject to the approval-in-principle from Bursa Malaysia Securities Berhad [Bursa
       Securities] for the listing of and quotation
       for the new ordinary shares of MYR 1.00 each
       in TAE [TAE Shares] to be issued pursuant to
       the exercise of options hereunder: to establish
       and administer an Employees' Share Scheme to
       be known as "TAE Employees" Share Option Scheme
       [Proposed New ESOS or Scheme] for the benefit
       of eligible employees and Directors of TAE
       and its subsidiaries [TAE Group], in accordance
       to the Bye-Laws of the Scheme as specified,
       the salient terms of which are set out in the
       circular, and to give full effect to the Scheme
       with full power to assent to any condition,
       variation, modification and/or amendment as
       may be deemed fit or expedient and/or imposed/agreed
       to by the relevant authorities; to do all things
       necessary and make the necessary application
       at the appropriate time or times to Bursa Securities
       for the listing of and quotation for the new
       TAE Shares which may from time to time allotted
       and issued pursuant to the Scheme; to allot
       and issue new TAE Shares, being ordinary shares
       not exceeding 5% of the total issued and paid-up
       share capital of the Company at any point in
       time during the duration of the Scheme, as
       may be required to be issued pursuant to the
       exercise of the options in the Company subject
       always to any adjustment which may be made
       in accordance with the Bye-Laws and such new
       TAE Shares will, upon allotment and issue,
       rank pari passu in all respects with the existing
       TAE Shares in the Company except that the new
       TAE Shares will not be entitled for any dividends,
       rights, allotment and/or other distributions
       declared, made or paid to shareholders of the
       Company if the record date [namely the date
       as at the close of business on which shareholders
       must be registered in order to be entitled
       to any dividends, rights allotments or other
       distributions] thereof precedes the relevant
       date of allotment of the new TAE Shares under
       the Scheme and shall be subject to all the
       provisions of the Articles of Association of
       the Company relating to transfer, transmission
       and otherwise; to modify and/or amend the Scheme
       from time to time provided that such modification
       and/or amendment are effected in accordance
       with the provisions of the Bye-Laws relating
       to modification and/or amendment and to do
       all acts, deeds and things and to execute,
       sign and deliver for and on behalf of the Company
       all such documents as may be necessary to give
       full effect to the Scheme with full power to
       assent to any modifications and/or amendments
       as may be imposed by and/or agreed with the
       relevant authorities; and to do all such acts
       and to enter into all transactions, arrangements,
       agreements, deeds or undertakings and to make
       rules and regulations, or impose such terms
       and conditions or delegate part or all of its
       powers as may be necessary or expedient in
       order to give full effect to the Scheme

2.     Authorize the Board of Directors, conditional             Mgmt          For                            For
       upon passing of Ordinary Resolution 1 and Special
       Resolution 1 above, at any time, and from time
       to time during the duration of the Scheme to
       offer and to grant Datuk Tiah Thee Kian, Executive
       Chairman of the Company, options to subscribe
       for new ordinary shares of MYR 1.00 each in
       TAE [TAE Shares] under the proposed new ESOS;
       not more than 50% of the new TAE Shares available
       under the Scheme should be allocated, in aggregate,
       to Directors and Senior Management; not more
       than 10% of the new TAE Shares available under
       the Scheme should be allocated to any individual
       eligible employee who, either singly or collectively
       through persons connected [as defined in the
       Listing Requirements] to the eligible employee,
       holds 20% or more of the issued and paid-up
       share capital of the Company and subject always
       to such terms and conditions and/or any adjustments
       which may be made in accordance with the provisions
       of the Bye-Laws of the Proposed New ESOS

3.     Authorize the Board of Directors, conditional             Mgmt          For                            For
       upon passing of Ordinary Resolution 1 and Special
       Resolution 1 above, at any time, and from time
       to time during the duration of the Scheme to
       offer and to grant Datin Tan Kuay Fong, Managing
       Director and Chief Executive Officer of the
       Company, options to subscribe for new ordinary
       shares of MYR 1.00 each in TAE [TAE Shares]
       under the Proposed New ESOS; not more than
       50% of the new TAE Shares available under the
       Scheme should be allocated, in aggregate, to
       Directors and Senior Management; not more than
       10% of the new TAE Shares available under the
       Scheme should be allocated to any individual
       Eligible Employee who, either singly or collectively
       through persons connected [as defined in the
       Listing Requirements] to the Eligible Employee,
       holds 20% or more of the issued and paid-up
       share capital of the Company and subject always
       to such terms and conditions and/or any adjustments
       which may be made in accordance with the provisions
       of the Bye-Laws of the Proposed New ESOS

4.     Authorize the Board of Directors, conditional             Mgmt          For                            For
       upon passing of Ordinary Resolution 1 and Special
       Resolution 1 above, at any time, and from time
       to time during the duration of the Scheme to
       offer and to grant Dato' Sri Mohamed Bin Abid,
       Executive Director of the Company, options
       to subscribe for new ordinary shares of MYR
       1.00 each in TAE [TAE Shares] under the Proposed
       New ESOS; not more than 50% of the new TAE
       Shares available under the Scheme should be
       allocated, in aggregate, to Directors and Senior
       Management; not more than 10% of the new TAE
       Shares available under the Scheme should be
       allocated to any individual Eligible Employee
       who, either singly or collectively through
       persons connected [as defined in the Listing
       Requirements] to the Eligible Employee, holds
       20% or more of the issued and paid-up share
       capital of the Company and subject always to
       such terms and conditions and/or any adjustments
       which may be made in accordance with the provisions
       of the Bye-Laws of the Proposed New ESOS

5.     Authorize the Board of Directors, conditional             Mgmt          For                            For
       upon passing of Ordinary Resolution 1 and Special
       Resolution 1 above, at any time, and from time
       to time during the duration of the Scheme to
       offer and to grant Zainab Binti Ahmad Executive
       Director of the Company, options to subscribe
       for new ordinary shares of MYR 1.00 each in
       TAE [TAE Shares] under the Proposed New ESOS;
       not more than 50% of the new TAE Shares available
       under the Scheme should be allocated, in aggregate,
       to Directors and Senior Management; not more
       than 10% of the new TAE Shares available under
       the Scheme should be allocated to any individual
       Eligible Employee who, either singly or collectively
       through persons connected [as defined in the
       Listing Requirements] to the Eligible Employee,
       holds 20% or more of the issued and paid-up
       share capital of the Company and subject always
       to such terms and conditions and/or any adjustments
       which may be made in accordance with the provisions
       of the Bye-Laws of the Proposed New ESOS

6.     Authorize the Board of Directors, conditional             Mgmt          For                            For
       upon passing of Ordinary Resolution 1 and Special
       Resolution 1 above, at any time, and from time
       to time during the duration of the Scheme to
       offer and to grant Peter U. Chin Wei, Independent
       and Non-Executive Director of the Company,
       options to subscribe for new ordinary shares
       of MYR 1.00 each in TAE [TAE Shares] under
       the Proposed New ESOS; not more than 50% of
       the new TAE Shares available under the Scheme
       should be allocated, in aggregate, to Directors
       and Senior Management; not more than 10% of
       the new TAE Shares available under the Scheme
       should be allocated to any individual Eligible
       Employee who, either singly or collectively
       through persons connected [as defined in the
       Listing Requirements] to the Eligible Employee,
       holds 20% or more of the issued and paid-up
       share capital of the Company and subject always
       to such terms and conditions and/or any adjustments
       which may be made in accordance with the provisions
       of the Bye-Laws of the Proposed New ESOS

7.     Authorize the Board of Directors, conditional             Mgmt          For                            For
       upon passing of Ordinary Resolution 1 and Special
       Resolution 1 above, at any time, and from time
       to time during the duration of the Scheme to
       offer and to grant Jory Leong Kam Weng, Independent
       and Non-Executive Director of the Company,
       options to subscribe for new ordinary shares
       of MYR 1.00 each in TAE [TAE Shares] under
       the Proposed New ESOS; not more than 50% of
       the new TAE Shares available under the Scheme
       should be allocated, in aggregate, to Directors
       and Senior Management; not more than 10% of
       the new TAE Shares available under the Scheme
       should be allocated to any individual Eligible
       Employee who, either singly or collectively
       through persons connected [as defined in the
       Listing Requirements] to the Eligible Employee,
       holds 20% or more of the issued and paid-up
       share capital of the Company and subject always
       to such terms and conditions and/or any adjustments
       which may be made in accordance with the provisions
       of the Bye-Laws of the Proposed New ESOS

8.     Authorize the Board of Directors, conditional             Mgmt          For                            For
       upon passing of Ordinary Resolution 1 and Special
       Resolution 1 above, at any time, and from time
       to time during the duration of the Scheme to
       offer and to grant Christopher Koh Swee Kiat,
       Independent and Non-Executive Director of the
       Company, options to subscribe for new ordinary
       shares of MYR 1.00 each in TAE [TAE Shares]
       under the Proposed New ESOS; not more than
       50% of the new TAE Shares available under the
       Scheme should be allocated, in aggregate, to
       Directors and Senior Management; not more than
       10% of the new TAE Shares available under the
       Scheme should be allocated to any individual
       Eligible Employee who, either singly or collectively
       through persons connected [as defined in the
       Listing Requirements] to the Eligible Employee,
       holds 20% or more of the issued and paid-up
       share capital of the Company and subject always
       to such terms and conditions and/or any adjustments
       which may be made in accordance with the provisions
       of the Bye-Laws of the Proposed New ESOS

9.     Authorize the Board of Directors, conditional             Mgmt          For                            For
       upon passing of Ordinary Resolution 1 and Special
       Resolution 1 above, at any time, and from time
       to time during the duration of the Scheme to
       offer and to grant Rahmah Binti Mahmood, Independent
       and Non-Executive Director of the Company,
       options to subscribe for new ordinary shares
       of MYR 1.00 each in TAE [TAE Shares] under
       the proposed new ESOS; not more than 50% of
       the new TAE Shares available under the Scheme
       should be allocated, in aggregate, to Directors
       and Senior Management; not more than 10% of
       the new TAE Shares available under the Scheme
       should be allocated to any individual Eligible
       Employee who, either singly or collectively
       through persons connected [as defined in the
       Listing Requirements] to the Eligible Employee,
       holds 20% or more of the issued and paid-up
       share capital of the Company and subject always
       to such terms and conditions and/or any adjustments
       which may be made in accordance with the provisions
       of the Bye-Laws of the Proposed New ESOS




--------------------------------------------------------------------------------------------------------------------------
 TA ENTERPRISE BHD                                                                           Agenda Number:  702041550
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8364D107
    Meeting Type:  AGM
    Meeting Date:  31-Jul-2009
          Ticker:
            ISIN:  MYL4898OO002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 JAN 2009 and the reports of the Directors
       and the Auditors thereon

2.     Approve a first and final dividend of 4.5 %               Mgmt          For                            For
       less taxation for the YE 31 JAN 2009

3.a    Re-elect Datuk Tiah Thee Kian as a Director,              Mgmt          For                            For
       who retires by rotation in accordance with
       Article 102 of the Company's Articles of Association

3.b    Re-elect Datin Tan Kuay Fong as a Director,               Mgmt          For                            For
       who retires by rotation in accordance with
       Article 102 of the Company's Articles of Association

3.c    Re-elect Pn Rahmah Binti Mahmood as a Director,           Mgmt          For                            For
       who retires by rotation in accordance with
       Article 102 of the Company's Articles of Association

4.     Approve the payment of the Director's fees of             Mgmt          For                            For
       MYR 120,000.00 for the YE 31 JAN 2009

5.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       of the Company, until the conclusion of the
       next AGM and authorize the Directors to fix
       their remuneration

6.     Authorize the Directors, subject always to the            Mgmt          For                            For
       Companies Act, 1965, the Articles of Association
       of the Company and the approvals of the relevant
       Governmental/regulatory authorities, pursuant
       to Section 132D of the Companies Act, 1965
       to further allot and issue ordinary shares
       in the Company from time to time upon such
       terms and conditions and for such purposes
       as the Directors may deem fit provided that
       the aggregate number of shares to be allotted
       and issued pursuant to this resolution does
       not exceed 10% of the total issued share capital
       of the Company in any 1 FY; [Authority expires
       at the conclusion of the next AGM of the Company]

S.7.a  Approve to insert the specified new Article               Mgmt          For                            For
       123A immediately after Article 123 of the Company's
       Articles of Association, as specified

S.7.b  Approve to delete Article 138 of the Company's            Mgmt          For                            For
       Articles of Association in its entirety and
       substitute therefore by the specified new Article
       138

S.7.c  Approve to delete Article 159 of the Company's            Mgmt          For                            For
       Articles of Association in its entirety and
       substitute therefore by the specified new Article
       159

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TA ENTERPRISE BHD                                                                           Agenda Number:  702097468
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8364D107
    Meeting Type:  EGM
    Meeting Date:  05-Oct-2009
          Ticker:
            ISIN:  MYL4898OO002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company, subject to the approvals           Mgmt          For                            For
       of all relevant authorities being obtained
       and subject further to and conditional upon
       Resolution 2 and 3 being passed, to undertake
       the proposed reorganization as defined in the
       circular to shareholders dated 18 SEP 2009;
       and authorize the Board of Directors of the
       Company [Board] to do all acts, deeds and things
       and/or execute all necessary documents as they
       deem fit to expedient in order to carry out,
       finalize and give effect to the proposed reorganization
       with full powers assent to or make any condition,
       modification, variation and/or amendments as
       the Directors may deem fit and/or as may be
       imposed by any relevant authorities, in connection
       with the proposed reorganization

2.     Authorize: TA Global, subject to and conditional          Mgmt          For                            For
       upon the approvals of all relevant authorities
       and parties [where required] being obtained,
       and subject further to and conditional upon
       Resolution 1 and 3 being passed, to undertake
       a proposed rights issue on the basis of 1 new
       share for approximately every existing 848
       Shares held in TA Global after the proposed
       disposals of TA Properties Group, Sanjung Padu
       and Wales Trust and Proposed Disposal of Taman
       Duta Residences; subject to and conditional
       upon the approvals of all relevant authorities
       and parties [where required] being obtained,
       and subject further to and conditional upon
       Resolutions 1 and 3 being passed, to undertake
       the Proposed Capitalization of an amount owing
       to TAE Group amounting to MYR 520,012,681 via
       the issuance of 1,040,025,362 new Shares of
       MYR 0.50 each to TAE; TAE, subject to and conditional
       upon the approvals of all relevant authorities
       and parties [where required] being obtained,
       and subject further to and conditional upon
       Resolution 1 and 3 being passed, to undertake
       a Proposed Offer For Sale in the following
       manner:(a) the offer shares will be allocated
       in the following manner: (i) Malaysian Bumiputera
       Public up to 90,000,000 offer shares, representing
       approximately 25% of TA Global's enlarged issued
       and paid up share capital, will be made available
       for application by Malaysian Bumiputera citizens,
       Bumiputera Companies, Bumiputera Societies,
       Bumiputera Co-Operatives and Bumiputera Institutions
       to be allotted by way of balloting (ii) Bumiputera
       Placement up to 360,000,000 offer shares, representing
       approximately 100% reserved for MITI approved
       Bumiputera Institutions and investors; (ii)
       Eligible Directors and Employees of the Group
       and TAE Group and/or Business Associates of
       the Group up to 10,000,000 Offer Shares, representing
       approximately 0.28% of the enlarged issued
       and paid-up share capital of TA Global, will
       be made available for application by the eligible
       Directors and employees of TA Global Group
       and TAE Group and/or business associates of
       TA Global Group [Pink Form Shares Allocation];
       (b) any offer shares not subscribed by the
       Bumiputera investors under the Bumiputera Placement
       shall be made available for application by
       the Malaysian Bumiputera Public as a balloting
       process thereafter, any offer shares that were
       reallocated to the Bumiputera Public [as a
       balloting process] and not taken up by the
       Bumiputera Public will remain with the offer
       or, TAE; (c) similarly, any offer shares which
       are not taken up by Eligible Directors and
       Employees of the TA Global Group and TAE Group
       and/or business associates of TA Global Group
       will be reoffered to the Group's eligible Directors
       and employees of TA Global Group and TAE Group
       and/or business associates of TA Global Group;
       subsequently, any Offer Shares reoffered which
       are not taken up will be remain with the offeror,
       TAE; authorize the Board of Directors of TAE
       to change the offer price in the event of any
       occurrence of major events that would affect
       the businesses of any of its subsidiaries,
       in such manner as it may, in its absolute discretion,
       deem fit in the best interest of TAE; subject
       to and conditional upon the approvals of all
       relevant authorities and parties [where required]
       being obtained, and subject further to and
       conditional upon Resolution 1 and 3 being passed,
       given for the listing of and quotation for
       the entire issued and paid-up ordinary share
       capital of TA Global on the Main Market of
       Bursa Securities; no offer document nor the
       accompanying notices pertaining to the proposed
       listing shall be issued or sent to entitled
       shareholders of TAE having registered addresses
       outside Malaysia or who have not provided TAE
       or Bursa Malaysia Depository Sdn Bhd with an
       address in Malaysia at which such documents
       may be delivered for the proposed listing;
       and authorize the Board to do or procure to
       be done all acts, deeds and things and to execute,
       sign and deliver on behalf of TAE and/or any
       of its subsidiaries, all such documents as
       it may deem necessary, expedient and/or appropriate
       to implement, give full effect to and complete
       the Proposed Listing, with full powers to assent
       to any conditions, modifications, variations
       and/or amendments as the Board may deem fit
       and/or as may be imposed by any relevant authorities
       and/or parties in connection with the proposed
       listing

3.     Authorize TAE, subject to and conditional upon            Mgmt          For                            For
       the approvals of all relevant authorities and/or
       parties [where required] being obtained, and
       subject further to and conditional upon Resolution
       1 and 2 being passed, to distribute up to 1,078,503,066
       shares together with up to 1,078,503,066 ICPS
       held by TAE by way of dividend-in-specie to
       TAE's shareholders whose names appear in TAE's
       register of Members and/or Record of Depositors
       as at the close of business on a date to be
       determined by the Board of Directors of TAE
       [Entitlement Date] on the basis of three (3)
       Shares together with three (3) ICPS for every
       5 existing TAE Shares held, credited as fully
       paid-up on the Entitlement Date to be determined
       The actual number of Shares and ICPS to be
       issued will depend on the issued and paid-up
       share capital of TAE as at the Entitlement
       Date to be determined [Proposed Dividend-In-Specie]
       and authorize the Board to utilize the Shares
       and ICPS issued to the Company pursuant to
       the proposed reorganization and proposed listing
       as per the Resolution 1 and 2 respectively,
       for the purpose of distribution to TAE shareholders
       pursuant to the proposed Dividend-In-Specie;
       to deal with any fractional entitlement and
       fractions of a share arising from the Proposed
       Dividend-In-Specie, in its absolute discretion,
       as it deems fit in the best interest of TAE;
       to do or procure to be done all acts, deeds
       and things and to execute, sign and deliver
       on behalf of TAE and/or any of its subsidiaries,
       all such documents as it may deem necessary,
       expedient and/or appropriate to implement,
       give full effect to and complete the Proposed
       Dividend-In-Specie, with full powers to assent
       to any conditions, modifications, variations
       and/or amendments as the Board may deem fit
       and/or as may be imposed by any relevant authorities
       and/or parties in connection with the Proposed
       Dividend-In-Specie

4.     Authorize the Board, conditional upon passing             Mgmt          For                            For
       of Resolution 2 above, to allocate shares to
       Datuk Tiah Thee Kian, Executive Chairman of
       the Company, pursuant to the Pink Form Shares
       Allocation, an allocation amount of up to 1,000,000
       Shares under the Pink Form Shares Allocation
       Scheme for the eligible Directors and employees
       of TAE Group and TA Global Group

5.     Authorize the Board, conditional upon passing             Mgmt          For                            For
       of Resolution 2 above, to allocate Shares to
       Mr. Datin Tan Kuay Fong, Managing Director
       & Chief Executive Officer of the Company, pursuant
       to the Pink Form Shares Allocation, the allocation
       amount up to 500,000 Shares under the Pink
       Form Shares Allocation scheme for the eligible
       Directors and employees of TAE Group and TA
       Global Group

6.     Authorize the Board, conditional upon passing             Mgmt          For                            For
       of Resolution 2 above, to allocate Shares to
       Mr. Dato' Sri Mohamed Bin Abid, Executive Director
       of the Company pursuant to the Pink Form Shares
       Allocation, the allocation amount up to 250,000
       Shares under the Pink Form Shares Allocation
       scheme for the eligible Directors and employees
       of TAE Group and TA Global Group

7.     Authorize the Board, conditional upon passing             Mgmt          For                            For
       of Resolution 2 above, to allocate Shares to
       Zainab Binti Ahmad, Executive Director of the
       Company pursuant to the Pink Form Shares Allocation,
       the allocation amount up to 250,000 Shares
       under the Pink Form Shares Allocation scheme
       for the eligible Directors and employees of
       TAE Group and TA Global Group

8.     Authorize the Board, conditional upon passing             Mgmt          For                            For
       of Resolution 2 above, to allocate Shares to
       Mr. Peter U Chin Wei, Independent Non-Executive
       Director of the Company pursuant to the Pink
       Form Shares Allocation, the allocation amount
       up to 150,000 Shares under the Pink Form Shares
       Allocation scheme for the eligible Directors
       and employees of TA Enterprise Berhad Group
       and TA Global Group

9.     Authorize the Board, conditional upon passing             Mgmt          For                            For
       of Resolution 2 above, to allocate Shares to.
       Jory Leong Kam Weng, Independent Non-Executive
       Director of the Company pursuant to the Pink
       Form Shares Allocation, the allocation amount
       up to 150,000 Shares under the Pink Form Shares
       Allocation scheme for the eligible Directors
       and employees of TAE Group and TA Global Group

10.    Authorize the Board, conditional upon passing             Mgmt          For                            For
       of Resolution 2 above, to allocate shares to
       Mr. Christopher Koh Swee Kiat, Independent
       Non-Executive Director of the Company pursuant
       to the Pink Form Shares Allocation, the allocation
       amount up to 150,000 Shares under the Pink
       Form Shares Allocation scheme for the eligible
       Directors and employees of TAE Group and TA
       Global Group

11.    Authorize the Board, conditional upon passing             Mgmt          For                            For
       of Resolution 2 above, to allocate shares to
       Rahmah Binti Mahmood, Independent Non-Executive
       Director of the Company pursuant to the Pink
       Form Shares Allocation, the allocation amount
       up to 150,000 Shares under the Pink Form Shares
       Allocation scheme for the eligible Directors
       and employees of TAE Group and TA Global Group

12.    Authorize the Board, conditional upon passing             Mgmt          For                            For
       of Resolution 2 above, to allocate Shares to
       Tiah Joo Kim, Deputy Chief Executive Officer
       of the Company pursuant to the Pink Form Shares
       Allocation, the allocation amount up to 200,000
       Shares under the Pink Form Shares Allocation
       scheme for the eligible Directors and employees
       of TAE Group and TA Global Group

13.    Authorize the Board, conditional upon passing             Mgmt          For                            For
       of Resolution 2 above, to allocate shares to
       Mr. Khoo Poh Kim @ Kimmy, Executive Director,
       Operations of TA Properties Sdn Bhd, a subsidiary
       of the Company, pursuant to the Pink Form Shares
       Allocation, the allocation amount up to 200,000
       Shares under the Pink Form Shares Allocation
       scheme for the eligible Directors and employees
       of TAE Group and TA Global Group

14.    Authorize the Board, conditional upon passing             Mgmt          For                            For
       of Resolution 2 above, to allocate Shares to
       Sally Tan Kuay Geok, Assistant Vice President
       of the Company pursuant to the Pink Form Shares
       Allocation, the allocation amount up to 100,000
       Shares under the Pink Form Shares Allocation
       scheme for the eligible Directors and employees
       of TAE Group and TA Global Group

15.    Authorize the Board, conditional upon passing             Mgmt          For                            For
       of Resolution 2 above, to allocate shares to
       Tiah Ee Laine, Director of TA Management Limited,
       a subsidiary of the Company pursuant to the
       Pink Form Shares Allocation, the allocation
       amount up to 50,000 Shares under the Pink Form
       Shares Allocation scheme for the eligible Directors
       and employees of TAE Group and TA Global Group

16.    Authorize the Board, conditional upon passing             Mgmt          For                            For
       of Resolution 2 above, to allocate Shares to
       Mr. Tiah Thee Ngiam, Dealer's Representative
       of TA Securities Holdings Berhad, a subsidiary
       of the Company pursuant to the Pink Form Shares
       Allocation, the allocation amount up to 20,000
       Shares under the Pink Form Shares Allocation
       scheme for the eligible Directors and employees
       of TAE Group and TA Global Group

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN THE NAME IN RESOLUTION 11. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TA ENTERPRISE BHD                                                                           Agenda Number:  702142732
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8364D107
    Meeting Type:  EGM
    Meeting Date:  18-Nov-2009
          Ticker:
            ISIN:  MYL4898OO002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company, subject to the approvals           Mgmt          For                            For
       of all relevant authorities being obtained,
       to acquire the entire equity interest in Quayside
       Gem Limited comprising 50,569,495 ordinary
       shares of USD 1.00 each ["Sale Shares"], a
       Mauritius Company which owns the entire equity
       interest of Merchant Quay Pte Ltd, a Singapore
       Company which is the registered owner of the
       hotel and business of Swissotel Merchant Court
       Singapore from LaSalle Asia Opportunity II
       SARL [Company Registration No. B104880] of
       Centre Place de Paris, 41 Avenue de la Liberte,
       Luxembourg, L-1931, Luxembourg ["Vendor"],
       for a cash consideration of SGD 260,042,883
       [aggregate Consideration, which is subject
       to adjustments as provided in the Share Purchase
       Agreement dated 24 AUG 2009], in accordance
       with the terms and conditions as set out in
       the Share Purchase Agreement ["Proposed Acquisition"];
       and authorize the Board to do or procure to
       be done all acts, deeds and things and to execute,
       sign and deliver on behalf of TAE and/or any
       of its subsidiaries, all such documents as
       it may deem necessary, expedient and/or appropriate
       to implement, give full effect to and complete
       the Proposed Acquisition, with full powers
       to assent to any conditions, modifications,
       variations and/or amendments as the Board may
       deem fit and/or as may be imposed by any relevant
       authorities and/or parties in connection with
       the Proposed Acquisition




--------------------------------------------------------------------------------------------------------------------------
 TAAMEER JORDAN HOLDINGS PSC                                                                 Agenda Number:  702399266
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8763Z108
    Meeting Type:  AGM
    Meeting Date:  06-May-2010
          Ticker:
            ISIN:  JO3123911013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to recite the previous minutes of the             Mgmt          For                            For
       last AGM

2      Receive the Board of Directors report for the             Mgmt          For                            For
       Company's accomplishments for   the year 2009
       and future plans

3      Receive the Auditors report for the year 2009             Mgmt          For                            For

4      Approve to discuss the Company's financial data           Mgmt          For                            For
       for the year 2009

5      Election of the Company's Auditors for the year           Mgmt          For                            For
       2010

6      Other issues                                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TAAMEER JORDAN HOLDINGS PSC                                                                 Agenda Number:  702405398
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8763Z108
    Meeting Type:  OGM
    Meeting Date:  06-May-2010
          Ticker:
            ISIN:  JO3123911013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the Company's capital from            Mgmt          Against                        Against
       212m to 260m

2.     Approve the private subscription 30m for the              Mgmt          Against                        Against
       strategic partner

3.     Authorize the head of Board of Director to do             Mgmt          For                            For
       the necessary amendments

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING TYPE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TABLEMAC S.A.                                                                               Agenda Number:  702237442
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV12705
    Meeting Type:  OGM
    Meeting Date:  03-Mar-2010
          Ticker:
            ISIN:  COL10AO00017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the verification of the quorum                    Mgmt          For                            For

2.     Approve the agenda                                        Mgmt          For                            For

3.     Approve the designation of the Secretary of               Mgmt          For                            For
       the meeting

4.     Appoint the commission to approve and sign the            Mgmt          For                            For
       meeting minutes

5.     Approve the annual report from the Board of               Mgmt          For                            For
       Directors and from the Manager

6.     Approve the Auditor's opinion regarding the               Mgmt          For                            For
       financial statements to 31 DEC    2009

7.     Approve the general-purpose financial statements          Mgmt          For                            For
       with their notes to 31 DEC   2009

8.     Approve the plan for the distribution of profit           Mgmt          For                            For

9.     Elect the Auditor for the 2010-2011 accounting            Mgmt          For                            For
       period

10.    Amend of the Corporate Bylaws                             Mgmt          For                            For

11.    Approve the proposals from the shareholders               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAE KWANG INDUSTRIAL CO LTD, SEOUL                                                          Agenda Number:  702249548
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8363Z109
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7003240009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1.     Approve the balance sheet, income statement               Mgmt          For                            For
       and statement of appropriation of retained
       earnings for FYE DEC 2009

2.     Approve the revision to the Articles of Incorporation     Mgmt          For                            For

3.     Appointment of 1 Standing and 2 External Directors        Mgmt          For                            For

-      PLEASE NOTE THAT ALTHOUGH THERE ARE 2 CANDIDATES          Non-Voting    No vote
       TO BE ELECTED AS AUDITORS,   THERE ARE ONLY
       1 VACANCIES AVAILABLE TO BE FILLED AT THE MEETING.
       THE         STANDING INSTRUCTIONS FOR THIS
       MEETING WILL BE DISABLED AND, IF YOU CHOOSE,
       YOU ARE REQUIRED TO VOTE FOR ONLY 1 OF THE
       2 AUDITORS. THANK YOU.

4.1    Election of JIN-KOO BAE as an Auditor                     Mgmt          For                            For

4.2    PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL         Shr           Against                        For
       : Election of JIN-HYUN KIM  as an Auditor

5.     Approve the Director remuneration limit                   Mgmt          For                            For

6.     Approve the Auditor's remuneration limit                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAIHAN ELECTRIC WIRE CO LTD, SEOUL                                                          Agenda Number:  702097153
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8373R105
    Meeting Type:  EGM
    Meeting Date:  29-Oct-2009
          Ticker:
            ISIN:  KR7001440007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.     Elect Yoon Seok Seol as a Director                        Mgmt          For                            For

3.     Elect Jung Wan Lee as an External Director                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAINAN SPINNING CO LTD                                                                      Agenda Number:  702446724
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y83790108
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  TW0001440006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS      ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A     SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER    PARTIES.
       IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO       CONTACT THE CANDIDATE
       AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC
       INFORMATION, AN ELECTION WOULD BE   DEEMED
       AS A 'NO VOTE'.

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 Audited reports                                  Non-Voting    No vote

A.3    The status of endorsement and guarantee                   Non-Voting    No vote

A.4    The status of monetary loans                              Non-Voting    No vote

B.1    Approve the 2009 business reports, financial              Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 0.4per      share

B.3    Approve the revision to the Articles of incorporation     Mgmt          For                            For

B.4    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings; Proposed stock     dividend: 20 for
       1,000 shares held

B.5    Election of the Directors and Supervisors                 Mgmt          For                            For

B.6    Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from             participation
       in competitive business

B.7    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TAISHIN FINANCIAL HOLDINGS CO LTD                                                           Agenda Number:  702466384
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y84086100
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002887007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 668304 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 business reports and consolidated        Mgmt          For                            For
       financial statements

B.2    Approve the 2009 profit distribution: stock               Mgmt          For                            For
       dividend: 110 FOR 1,000 shares held

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings

B51.1  Election of Thomas T.L. Wu as a Director, Bo-Ri           Mgmt          For                            For
       Co., LTD. Shareholder NO.:016576

B51.2  Election of  Weijian Shan as a Director, Tpg              Mgmt          For                            For
       Newbridge Taishin Holdings I, Ltd. Shareholder
       No:323342

B51.3  Election of  Jui-Sung Kuo as a Director, Tong             Mgmt          For                            For
       Shan Investment Co. Ltd Shareholder No.:014122

B51.4  Election of  Cheng-Ching Wu as a Director, Tai-Ho         Mgmt          For                            For
       Investment Co. Ltd. Shareholder No.:070384

B51.5  Election of Steve S.F. Shieh as a Director,               Mgmt          For                            For
       Hsiang-Chao Investment Co. Ltd. Shareholder
       No:345123

B51.6  Election of  Keh-Hsiao Lin as a Director, Pan             Mgmt          For                            For
       City Co., Ltd. Shareholder No:000004

B52.1  Election of  Chih Kang Wang as an Independent             Mgmt          For                            For
       Director shareholder No: F103335168

B52.2  Election of  Lin Neng Pai as an Independent               Mgmt          For                            For
       Director shareholder No: R100981774

B53.1  Election of  Chu-Chan Wang as a Supervisor,               Mgmt          For                            For
       Master Advisor Management Consulting Co., Ltd.
       Shareholder No:014144

B53.2  Election of  Long-Su Lin as a Supervisor, Taishin         Mgmt          For                            For
       International Investment and Development Co.
       Ltd. Shareholder No:276571

B.6    Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from participation in competitive
       business

B.7    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN BUSINESS BANK                                                                        Agenda Number:  702463504
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8414R106
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  TW0002834009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution                      Mgmt          For                            For

B.3    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in         competitive business

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings   proposed stock    dividend :40 shares
       for 1,000 shares held

B.6    Approve to revise the rules of shareholder meeting        Mgmt          For                            For

B.7    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN CEMENT CORP                                                                          Agenda Number:  702452246
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8415D106
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0001101004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business reports and financial statements        Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The establishment for the rules of the Board              Non-Voting    No vote
       Meeting

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve The 2009 Profit Distribution; Proposed            Mgmt          For                            For
       Cash Dividend: TWD 1.8 Per     Share New

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.5    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.6    Approve to adjust the investment quota in People's        Mgmt          For                            For
       Republic of China

B.7    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN COOPERATIVE BANK                                                                     Agenda Number:  702463439
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y83749104
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0005854004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Receive the 2009 business reports and  financial          Mgmt          For                            For
       statements

B.2    Approve the 2009 Profit Distribution, proposed            Mgmt          For                            For
       cash dividend:  TWD 0.2 per    share

B.3    Approve the issuance of new shares from  retained         Mgmt          For                            For
       earnings and capital reserves 1,000 shares
       held; proposed bonus issue: 40 for 1,000 shares
       held

B.4    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.5    Approve the proposal of splitting the securities          Mgmt          For                            For
       department into a newly Company (unlisted)

B61.1  Election of Gee, Keh-Chang, ID:A100536542 as              Mgmt          For                            For
       an Independent Director

B61.2  Election of Huang, Ming-Sheng, ID:L121229078              Mgmt          For                            For
       as an Independent Director

B61.3  Election of Lee, Mao, ID:P101582997 as an Independent     Mgmt          For                            For
       Director

B61.4  Election of Yang, Chaw, ID:K101050675 as an               Mgmt          For                            For
       Independent Director

B62.1  Election of Liu, Teng-Cheng, ID:N102493765 as             Mgmt          For                            For
       a Director

B62.2  Election of Tsai, Chiu-Jung, ID:U100406537 as             Mgmt          For                            For
       a Director

B62.3  Election of Wu, Shui-Yuan, ID:B120069347 as               Mgmt          For                            For
       a Director

B62.4  Election of Chen, Kuo-Tay, ID:R102516104 as               Mgmt          For                            For
       a Director

B62.5  Election of Tsai, Yen-Shu, ID:N102491583 as               Mgmt          For                            For
       a Director

B62.6  Election of Chang, Pei-Chih, ID:A100616107 as             Mgmt          For                            For
       a Director

B62.7  Election of Chan, Ting-jeng, ID:P120356275 as             Mgmt          For                            For
       a Director

B62.8  Election of Fann, Dai-Ming, ID:J220166046 as              Mgmt          For                            For
       a Director

B63.1  Election of Huang, Shou-Tzuoo, ID:X100075506              Mgmt          For                            For
       as a Supervisor

B63.2  Election of Chen, Len-E, ID:C100153072 as a               Mgmt          For                            For
       Supervisor

B63.3  Election of Chen, E-Dawn, ID:U200237847 as a              Mgmt          For                            For
       Supervior

B.7    Approve the proposal to release the  prohibition          Mgmt          For                            For
       on Directors from participation in Competitive
       Business

B.8    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN FERTILIZER CO LTD                                                                    Agenda Number:  702448540
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y84171100
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  TW0001722007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

a.2    The 2009 Audited reports                                  Non-Voting    No vote

b.1    Approve the 2009 financial statements                     Mgmt          For                            For

b.2    Approve the profit distribution, cash dividend:           Mgmt          For                            For
       TWD 1.4 per share

b.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

b.4    Approve the revision to the procedures of  monetary       Mgmt          For                            For
       loans,  endorsement and guarantee

B.5    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN GLASS IND CORP                                                                       Agenda Number:  702414638
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8420M109
    Meeting Type:  AGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  TW0001802007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 653441 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.1    The 2009 business reports                                 Non-Voting    No vote

1.2    The 2009 audited reports reviewed by Supervisors          Non-Voting    No vote

1.3    The status of the investment                              Non-Voting    No vote

2.1    Ratify the 2009 audited reports                           Mgmt          For                            For

2.2    Ratify the 2009 earnings distribution proposal            Mgmt          For                            For
       [proposed cash dividend: TWD 0.2 /shares]

2.3    Approve to raise capital by issuing new shares            Mgmt          For                            For
       from earnings [proposed stock dividend: 30
       shares/1000 shares]

2.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

2.5    Approve to revise the procedures of loan to               Mgmt          For                            For
       other parties

2.6    Approve to revise the procedures of endorsements          Mgmt          For                            For
       and guarantees

3      Other issues and extraordinary motions                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN KOLIN CO., LTD                                                                       Agenda Number:  702164182
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4818H109
    Meeting Type:  EGM
    Meeting Date:  01-Dec-2009
          Ticker:
            ISIN:  TW0001606002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN INFORMATION MEETING.          Non-Voting    No vote
       SHOULD YOU WISH TO ATTEND THE MEETING PERSONALLY,
       YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING
       YOUR CLIENT REPRESENTATIVE. THANK YOU.

1.1    The status of reorganization loans                        Non-Voting    No vote

1.2    The Reorganization Plan                                   Non-Voting    No vote

2.     The reorganization resolutions                            Non-Voting    No vote

3.     Other issues and extraordinary motions                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN MOBILE CO LTD                                                                        Agenda Number:  702414614
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y84153215
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0003045001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 653206 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 5.03 per share

B.3    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in competitive business

B.4    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans, endorsement and guarantee

B.5    Approve the revision to the procedures of asset           Mgmt          For                            For
       acquisition or disposal

B.6    Other issues and extraordinary motions                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN SEMICONDUCTOR MFG CO  LTD                                                            Agenda Number:  702254145
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y84629107
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002330008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Receive the report on the business of 2009                Non-Voting    No vote

A.2    Receive the 2009 audited reports reviewed by              Non-Voting    No vote
       the Supervisors

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 earnings distribution; proposed          Mgmt          For                            For
       cash dividend: TWD 3 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to revise the policies and procedures             Mgmt          For                            For
       for financial derivatives transactions

B.5    Other issues and extraordinary motions                    Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN TEA CORP                                                                             Agenda Number:  702443451
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y84720104
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002913001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations and financial statements     Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The establishment for the rules of the board              Non-Voting    No vote
       meeting

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution;proposed             Mgmt          For                            For
       cash dividend:  TWD 0.12 per    share

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve the issuance of new shares via private            Mgmt          Against                        Against
       placement

B.5    Approve the establishment for the rules of Supervisors    Mgmt          For                            For
       authority

B.6    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TALAAT MOUSTAFA GROUP HOLDING, CAIRO                                                        Agenda Number:  702269172
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8763H108
    Meeting Type:  OGM
    Meeting Date:  24-Mar-2010
          Ticker:
            ISIN:  EGS691S1C011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Adopt the Board of Directors' report for the              Mgmt          No Action
       Company's activity for the FYE   31 DEC 2009

2      Approve the Financial Auditor Report for the              Mgmt          No Action
       same period of time

3      Approve the Company's financial statements for            Mgmt          No Action
       the same period

4      Approve to release the Board of Directors from            Mgmt          No Action
       responsibilities for the YE    2009

5      Approve the donations took place at the year              Mgmt          No Action
       2009

6      Approve the hiring of Financial Auditor for               Mgmt          No Action
       the year 2010 and determine his   fees

7      Approve to determine Board of Directors bonuses           Mgmt          No Action
       and allowances for the year   2010

8      Authorize the Board of Directors to make donations        Mgmt          No Action
       more than EGP 1000 in the  year 2010

9      Authorize the Board of Directors to make compensation     Mgmt          No Action
       contracts




--------------------------------------------------------------------------------------------------------------------------
 TALAAT MOUSTAFA GROUP HOLDING, CAIRO                                                        Agenda Number:  702275454
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8763H108
    Meeting Type:  EGM
    Meeting Date:  24-Mar-2010
          Ticker:
            ISIN:  EGS691S1C011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to decrease the Company's issued capital          Mgmt          No Action
       with the value of the treasury stocks bought
       from more than 1 year




--------------------------------------------------------------------------------------------------------------------------
 TALLINK GRUPP AS, TALLINN                                                                   Agenda Number:  702192042
--------------------------------------------------------------------------------------------------------------------------
        Security:  X8849T108
    Meeting Type:  AGM
    Meeting Date:  29-Jan-2010
          Ticker:
            ISIN:  EE3100004466
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report of 01 SEP 2008 - 31             Mgmt          For                            For
       AUG 2009 presented by the Management Board

2.     Approve to present to the Shareholders' General           Mgmt          For                            For
       Meeting the following profit allocation proposal
       of AS Tallink Grupp: the loss for the FY 01
       SEP 2008 - 31 AUG 2009 of EEK 127,913,000 to
       be covered with retained earnings; no dividend
       distributions to shareholders

3.     Approve to nominate the Company of Auditors               Mgmt          For                            For
       KPMG Baltics AS to conduct the Audit of the
       FY 01 SEP 2009 - 31 AUG 2010, the Auditors
       shall be remunerated according to hourly tariff
       stipulated in the Audit contract to be concluded
       upon the approval of the draft thereof by the
       Supervisory Board

4.     Elect Mr. Kalev Jarvelill as a Member of the              Mgmt          For                            For
       Supervisory Board of AS Tallink Grupp, due
       to the expiry of the term of authority

5.     Approve to reduce the remuneration of the Members         Mgmt          For                            For
       of the Supervisory Board by 20% until 31 AUG
       2010




--------------------------------------------------------------------------------------------------------------------------
 TALLINNA KAUBAMAJA AS                                                                       Agenda Number:  702394571
--------------------------------------------------------------------------------------------------------------------------
        Security:  X8852C109
    Meeting Type:  AGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  EE0000001105
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report of Tallinna Kaubamaja           Mgmt          For                            For
       as for 2009

2.     Approve the allocation of profit, adopt the               Mgmt          For                            For
       proposal of Tallinna Kaubamaja AS for allocation
       of profit for 2009 as submitted by the Management
       Board and approved by the Supervisory Board
       to pay dividends 0.65 kroons per share




--------------------------------------------------------------------------------------------------------------------------
 TALLINNA VESI AS                                                                            Agenda Number:  702150068
--------------------------------------------------------------------------------------------------------------------------
        Security:  X8936L109
    Meeting Type:  EGM
    Meeting Date:  12-Nov-2009
          Ticker:
            ISIN:  EE3100026436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Mr. Valdur Laid as a Supervisory Council            Mgmt          For                            For
       Member of AS Tallinna Vesi starting from 12NOV
       2009

2.     Elect Mr. Mart Magi as a Supervisory Council              Mgmt          For                            For
       Member of AS Tallinna Vesi starting from 12
       NOV 2009

3.     Elect Mr. Rein Ratas as a Supervisory Council             Mgmt          For                            For
       Member of AS Tallinna Vesi starting from 12NOV
       2009




--------------------------------------------------------------------------------------------------------------------------
 TALLINNA VESI AS                                                                            Agenda Number:  702376307
--------------------------------------------------------------------------------------------------------------------------
        Security:  X8936L109
    Meeting Type:  AGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  EE3100026436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 annual report                            Mgmt          For                            For

2      Approve to distribute EEK 500,010,000 (EUR 31,956,463)    Mgmt          For                            For
       as dividends from AS   Tallinna Vesi's retained
       earnings as at 31 DEC 2009, which includes
       the net   profit of EEK 339,933,577 (EUR 21,725,715)
       for the year 2009, of which EEK 25 (EUR 1.6)
       per share shall be paid to the owners of the
       A-shares and EEK       10,000 (EUR 639) per
       share shall be paid to the owner of the B-share;
       the     remaining retained earnings will remain
       undistributed; to pay the dividends   out to
       the shareholders on 11 JUN 2010 and to determine
       the list of           shareholders entitled
       to receive dividends on the basis of the share
       ledger   as at 23.59 on 01 JUN 2010

3      Approve, due to the need to harmonies the terms           Mgmt          For                            For
       of office of the elected      Members of the
       Council, as the end dates of their terms have
       come to vary     over the years, to recall
       from the Council of AS Tallinna Vesi Messrs
       Robert  John Gallienne, Matti Hyyrynen, Valdur
       Laid, Mart Magi and Rein Ratas

4.1    Election of Mr. Robert John Gallienne as a Supervisory    Mgmt          For                            For
       Council member of AS   Tallinna Vesi from 18
       MAY 2010

4.2    Election of Mr. Matti Hyyrynen as a Supervisory           Mgmt          For                            For
       Council Member of AS Tallinna Vesi from 18
       MAY 2010

4.3    Election of Mr. Valdur Laid as a Supervisory              Mgmt          For                            For
       Council Member of AS Tallinna    Vesi from
       18 MAY 2010

4.4    Election of Mr. Mart Magi as a Supervisory Council        Mgmt          For                            For
       Member of AS Tallinna Vesi from 18 MAY 2010

4.5    Election of Mr. Rein Ratas as a Supervisory               Mgmt          For                            For
       Council Member of AS Tallinna     Vesi from
       18 MAY 2010

5      Appointment of AS PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditors and Tiit Raimla as   the Lead
       Auditor for the 2010 FY and approve the principles
       for remuneration  of the Auditors approved
       by the Supervisory Council




--------------------------------------------------------------------------------------------------------------------------
 TAM S A                                                                                     Agenda Number:  702368588
--------------------------------------------------------------------------------------------------------------------------
        Security:  P8947T132
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRTAMMACNPR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM C ONLY. THANK    YOU.

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

A      To examine, discuss and vote upon the board               Non-Voting    No vote
       of directors annual report, the   financial
       statements and independent auditors report
       relating to FYE DEC 31,  2009

B      Destination of the YE results of 2009 the distribution    Non-Voting    No vote
       of dividends and       interest over capital

C      Election of the Members of the Board of Directors         Mgmt          For                            For

D      To set the global remuneration of the company             Non-Voting    No vote
       directors for the 2010




--------------------------------------------------------------------------------------------------------------------------
 TAN CHONG MOTOR HOLDINGS BHD                                                                Agenda Number:  702394139
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85290107
    Meeting Type:  AGM
    Meeting Date:  19-May-2010
          Ticker:
            ISIN:  MYL4405OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the financial statements for the YE               Mgmt          For                            For
       31 DEC 2009 together with the     reports of
       the Directors and the Auditors thereto

2      Approve to declare a final dividend of 12% less           Mgmt          For                            For
       income tax for the FYE 31 DEC 2009

3      Re-election of Mr Tan Eng Soon as a Director,             Mgmt          For                            For
       in accordance with Article 101  of the Company's
       Articles of Association

4      Re-election of Dato' Ng Mann Cheong as a Director,        Mgmt          For                            For
       in accordance with Article 101 of the Company's
       Articles of Association

5      Appointment of Dato' Haji Kamaruddin @ Abas               Mgmt          For                            For
       bin Nordin as a Director of the   Company,
       pursuant to Section 129 2  of the Companies
       Act, 1965 to hold office until the next AGM

6      Re-appointment of Messrs KPMG as the Auditors             Mgmt          For                            For
       of the Company for the FY       ending 31 DEC
       2010 and authorize the Directors to fix their
       remuneration

7      Authorize the Directors of the Company be increased       Mgmt          For                            For
       to an amount not          exceeding MYR 400,000
       per annum for the FYE 31 DEC 2010 and each
       FY           thereafter

8      Authorize the Directors, subject always to the            Mgmt          Against                        Against
       Companies Act, 1965  Act , the Articles of
       Association of the Company and approvals and
       requirements of the  relevant governmental
       and/or regulatory authorities  where applicable
       ,       pursuant to Section 132D of the Act,
       to allot and issue new ordinary shares   of
       MYR 0.50 each in the Company, from time to
       time and upon such terms and    conditions
       and for such purposes and to such persons whomsoever
       the Directors may, in their absolute discretion
       deem fit and expedient in the interest of
       the Company, provided that the aggregate number
       of shares issued pursuant to  this resolution
       does not exceed 10% of the issued and paid-up
       share capital   for the time being of the Company;
       Authority shall continue to be in force
       until the conclusion of the next AGM of the
       Company

9      Authorize the Company, subject to the Companies           Mgmt          For                            For
       Act, 1965  Act , the          Memorandum and
       Articles of Association of the Company, the
       Main Market        Listing Requirements of
       Bursa Malaysia Securities Berhad  BMSB  and
       the       approvals of all relevant governmental
       and/or regulatory authorities  if any  , to
       purchase such amount of ordinary shares of
       MYR 0.50 each in the Company  Proposed Share
       Buy-Back  as may be determined by the Directors
       of the Company from time to time through BMSB
       upon such terms and conditions as the
       Directors may deem fit and expedient in
       the interest of the Company, provided that
       the aggregate number of shares purchased pursuant
       to this resolution     does not exceed 10%
       of the issued and paid-up share capital of
       the Company;   and that an amount not exceeding
       the Company's retained profits be allocated
       by the Company CONTD.

CONT   CONTD. for the proposed share Buy-Back; authorize         Non-Voting    No vote
       the Directors of the        Company to decide
       at their discretion to retain the shares so
       purchased as    treasury shares  Section 67A
       of the Act  and/or to cancel the shares so
       purchased and/or to resell them and/or
       to deal with the shares so purchased   in such
       other manner as may be permitted and prescribed
       by the Act, rules,    regulations, guidelines,
       requirements and/or orders pursuant to the
       Act       and/or the rules, regulations, guidelines,
       requirements and/or orders of BMSB and any
       other relevant authorities for the time being
       in force;  Authority    expires the earlier
       of the conclusion of the next AGM of the Company
       or the   expiration of the period within which
       the next AGM of the Company is required to
       be held bylaw CONTD.

CONT   CONTD. and authorize the Directors of the Company         Non-Voting    No vote
       to complete and do all such acts and things
       including executing all such documents as
       may be required    as they may consider expedient
       or necessary to give effect to the proposed
       Share Buy-Back as may be agreed or allowed
       by any relevant governmental       and/or regulatory
       authority

10     Authorize the Company and its subsidiaries                Mgmt          For                            For
       TCMH Group , subject to the       Companies
       Act, 1965  Act , the Memorandum and Articles
       of Association of the  Company and the Main
       Market Listing Requirements of BMSB, to enter
       into all   arrangements and/or transactions
       with Warisan TC Holdings Berhad and its
       subsidiaries involving the interests of Directors,
       the major shareholder or   persons connected
       with the Directors and/or major shareholder
       of the TCMH     Group  Related Parties  including
       those as set out in Paragraph 3.2.1.1, of
       the Company's Circular to shareholders dated
       27 APR 2010 provided that such   arrangements
       and/or transactions are recurrent transactions
       of a revenue or   trading nature which are
       necessary for the day-to-day operations and
       are      carried out in the ordinary course
       of business on normal commercial terms
       CONTD.

CONT   CONTD. which are not more favorable to the related        Non-Voting    No vote
       parties than those         generally available
       to the public and are not to the detriment
       of the         minority shareholders  the Shareholders'
       Mandate ;  Authority expires the     earlier
       of the conclusion of the next AGM of the Company
       at which time the    authority will lapse or
       the expiration of the period within which the
       AGM of  the Company is required to be held
       pursuant to Section 143(1) of the Act  but
       shall not extend to such extension as may be
       allowed pursuant to Section      143(2) of
       the Act ; authorize the Directors of the Company
       to complete and do all such acts and things
       including executing all such documents as
       may be    required  as they may consider expedient
       or necessary to give effect to the   shareholders'
       mandate

11     Authorize the Company, subject to the Companies           Mgmt          For                            For
       Act, 1965  Act , the          Memorandum and
       Articles of Association of the Company and
       the Main Market     Listing Requirements of
       BMSB and its subsidiaries  TCMH Group , to
       enter into all arrangements and/or transactions
       with APM Automotive Holdings Berhad and  its
       subsidiaries involving the interests of the
       Directors, major shareholder  or persons connected
       with the Directors and/or major shareholder
       of the TCMH  Group  related parties , provided
       that such arrangements and/or transactions
       are recurrent transactions of a revenue or
       trading nature which are necessary for the
       day-to-day operations and are carried out in
       the ordinary course of   business on normal
       commercial terms which are not more favorable
       to the       related parties than those generally
       available to the public  where           applicable
       CONTD.

CONT   CONTD. and are not to the detriment of the minority       Non-Voting    No vote
       shareholders  the         Shareholders' Mandate
       ;  Authority expires the earlier of the conclusion
       of   the next AGM of the Company at which time
       the authority will lapse or the     expiration
       of the period within which the AGM of the Company
       is required to   be held pursuant to Section
       143(1) of the Act  but shall not extend to
       such   extension as may be allowed pursuant
       to Section 143(2) of the Act ; and       authorize
       the Directors of the Company to complete and
       do all such acts and   things  including executing
       all such documents as may be required  as they
       may consider expedient or necessary to give
       effect to the shareholders'       mandate

12     Authorize the Company, subject to the Companies           Mgmt          For                            For
       Act, 1965  Act , the          Memorandum and
       Articles of Association of the Company and
       the Main Market     Listing Requirements of
       BMSB and its subsidiaries  TCMH Group  to enter
       into  all arrangements and/or transactions
       with Auto Dunia Sdn Bhd and its          subsidiaries
       involving the interests of Directors, major
       shareholders or      persons connected with
       Directors and/or major shareholders of the
       TCMH Group  related parties , provided that
       such arrangements and/or transactions are
       recurrent transactions of a revenue or trading
       nature which are necessary for the day-to-day
       operations and are carried out in the ordinary
       course of       business on normal commercial
       terms which are not more favorable to the
       Related Parties than those generally available
       to the public and are not to   the detriment
       CONTD.

CONT   CONTD. of the minority shareholders  the shareholders'    Non-Voting    No vote
       mandate ;  Authority   expires the earlier
       of the conclusion of the next AGM of the Company
       at which time the authority will lapse or the
       expiration of the period within which    the
       AGM of the Company is required to be held pursuant
       to Section 143(1) of   the Act  but shall not
       extend to such extension as may be allowed
       pursuant to Section 143(2) of the Act ; and
       authorize the Directors of the Company to
       complete and do all such acts and things
       including executing all such        documents
       as may be required  as they may consider expedient
       or necessary to  give effect to the shareholders'
       mandate

0      To transact any other business of the Company             Non-Voting    No vote
       of which due notice shall have  been received




--------------------------------------------------------------------------------------------------------------------------
 TAN TAO INVESTMENT INDUSTRY CORPORATION                                                     Agenda Number:  702273335
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y84914103
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  VN000000ITA7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the business report year 2009 and Plan            Mgmt          For                            For
       year 2010

2      Approve the profit distribution year 2009                 Mgmt          For                            For

3      Election of the member of Board of Directors,             Mgmt          For                            For
       Committee of Supervisors

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TANJONG PLC                                                                                 Agenda Number:  702033692
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8668W116
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2009
          Ticker:
            ISIN:  GB0008722323
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Annual Report and audited financial           Mgmt          For                            For
       statements of the Company and of the Group
       for the YE 31 JAN 2009 and the Reports of the
       Directors and Auditors thereon

2.     Approve the Directors' Remuneration Report for            Mgmt          For                            For
       the YE 31 JAN 2009, as specified

3.     Declare a final dividend of 20 sen gross per              Mgmt          For                            For
       share less Malaysian Income Tax at 25% in respect
       of the YE 31 JAN 2009

4.     Re-elect Khoo Teik Chooi as Director of the               Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Articles 74 and 75 of the Company's Articles
       of Association

5.     Re-elect Augustus Ralph Marshall, as Director             Mgmt          For                            For
       of the Company, who retires in accordance with
       Article 75 of the Company's Articles of Association

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company and authorize the Directors
       to set their remuneration

7.     Authorize the Directors of the Company, to allot          Mgmt          For                            For
       relevant securities [within the meaning of
       Section 80 of the Companies Act 1985 of Great
       Britain] up to an aggregate nominal amount
       of GBP 3,024,420.90[Authority shall expire
       at the conclusion of the next AGM of the Company
       after the passing of this resolution [unless
       previously revoked or varied by the Company
       in general meeting]] save that the Company
       may, before such expiry, make an offer or agreement
       which would or might require relevant securities
       to be allotted after such expiry and the Directors
       may allot relevant securities in pursuance
       of such an offer or agreement as if the authority
       conferred hereby had not expired

S.8    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of the preceding resolution,
       pursuant to Section 95 of the Companies Act
       1985 of Great Britain, to allot equity securities
       [within the meaning of Section 94 of the said
       Act] for cash pursuant to the authority conferred
       by the preceding resolution and/or where such
       allotment constitutes an allotment of equity
       securities by virtue of Section 94[3A] of the
       said Act, as if sub-section [1] of Section
       89 of the said Act did not apply to any such
       allotment, provided that this power shall be
       limited to: [a] the allotment of equity securities
       in connection with a rights issue, open offer
       or any other pre-emptive offer or a scrip dividend
       alternative, in favour of ordinary shareholders
       [excluding any shareholder holding shares as
       treasury shares], where the equity securities
       respectively attributable to the interests
       of such ordinary shareholders on a fixed record
       date are proportionate [as nearly as may be]
       to the respective numbers of ordinary shares
       held by them [subject in either case to such
       exclusions or other arrangements as the Board
       may deem necessary or expedient to deal with
       fractional entitlements or legal or practical
       problems arising in any overseas territory,
       the requirements of any regulatory body or
       stock exchange or any other matter whatsoever];
       and [b] the allotment [otherwise than pursuant
       to sub-paragraph [a] above] of equity securities
       up to an aggregate nominal value of GBP 3,024,420.90
       and shall expire at the conclusion of the next
       AGM of the Company after the passing of this
       resolution, save that the Company may, before
       such expiry, make an offer or agreement which
       would or might require equity securities to
       be allotted after such expiry and the Board
       may allot equity securities in pursuance of
       such an offer or agreement as if the power
       conferred hereby had not expired

S.9    Appoint a person as a Director, for a general             Mgmt          For                            For
       meeting other than an AGM and a general meeting
       called on not less than 14 clear days' notice




--------------------------------------------------------------------------------------------------------------------------
 TANKERSKA PLOVIDBA D.D., ZADAR                                                              Agenda Number:  702048287
--------------------------------------------------------------------------------------------------------------------------
        Security:  X89358109
    Meeting Type:  AGM
    Meeting Date:  21-Aug-2009
          Ticker:
            ISIN:  HRTNPLRA0003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 AUG 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the AGM opening and identification of             Mgmt          For                            For
       shareholders and their attorneys

2.     Approve the Annual Management Board report on             Mgmt          For                            For
       Company's position and position of Tankerska
       Group for 2008

3.     Approve the Supervisory Board report on conducted         Mgmt          For                            For
       Supervision in 2008

4.A    Approve the annual financial report and consolidated      Mgmt          For                            For
       annual financial report of Tankerska Group
       for 2008

4.B    Approve the Auditor's report on conducted Audit           Mgmt          For                            For
       of annual financial reports of the Company
       and Tankerska Group

5.     Approve the use of profit                                 Mgmt          For                            For

6.     Approve the dividend payment                              Mgmt          For                            For

7.     Approve to release the Management Board Members           Mgmt          For                            For

8.     Approve to release the Supervisory Board Members          Mgmt          For                            For

9.     Appoint the Auditors for 2009                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TATA CHEMICALS LTD                                                                          Agenda Number:  702048845
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85478116
    Meeting Type:  AGM
    Meeting Date:  30-Jul-2009
          Ticker:
            ISIN:  INE092A01019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited profit             Mgmt          For                            For
       and loss account for the YE 31 MAR 2009 and
       the balance sheet as at that date, together
       with the reports of the Board of Directors
       and the Auditors thereon

2.     Declare a dividend on ordinary shares                     Mgmt          For                            For

3.     Re-appoint Mr. R. Gopalakrishnan as a Director,           Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. Nasser Munjee as a Director,               Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Dr. Yoginder K. Alagh as a Director,           Mgmt          For                            For
       who retires by rotation

6.     Appoint the Auditors and approve to fix their             Mgmt          For                            For
       remuneration

7.     Appoint Mr. Arun Nath Maira as a Director of              Mgmt          For                            For
       the Company, liable to retire by rotation

8.     Appoint Mr. Eknath A. Kshirsagar as a Director            Mgmt          For                            For
       of the Company, liable to retire by rotation

9.     Appoint Mr. R. Mukundan as a Director of the              Mgmt          For                            For
       Company

10.    Authorize the Company, pursuant to the provisions         Mgmt          For                            For
       of Sections 198, 269, 309 and other applicable
       provisions, if any, of the Companies Act 1956
       (the Act), read with Schedule XIII to the Act,
       including any statutory modification or re-enactment
       thereof, the appointment of Mr. R. Mukundan
       as an Executive/Managing Director of the Company,
       upon the terms and conditions, as specified;
       authorize the Board to take all such steps
       including the power to alter and vary the terms
       and conditions of the said appointment in such
       manner as may be agreed to between the Board
       and Mr. R. Mukundan, subject to such approval
       as may be necessary, proper and expedient and
       to do any act, deeds, matters and things to
       give effect to this resolution

11.    Appoint Mr. Kapil Mehan as a Director of the              Mgmt          For                            For
       Company

12.    Authorize the Company, pursuant to the provisions         Mgmt          For                            For
       of Sections 198, 269, 309 and other applicable
       provisions, if any, of the Companies Act 1956,
       read with Schedule XIII, including any statutory
       modification or re-enactment thereof, the appointment
       of Mr. Kapil Mehan as an Executive Director,
       upon the terms and conditions as specified;
       authorize the Board to take all such steps
       including the power to alter and vary the terms
       and conditions of the said appointment in such
       manner as may be agreed to between the Board
       and Mr. Kapil Mehan, subject to such approval
       as may be necessary, proper and expedient and
       to do any act, deeds, matters and things to
       give effect to this resolution

13.    Appoint Mr. P.K. Ghose as a Director of the               Mgmt          For                            For
       Company

14.    Authorize the Members of the Company, pursuant            Mgmt          For                            For
       to the provisions of Sections 198, 269, 309
       and other applicable provisions, if any, of
       the Companies Act 1956, read with Schedule
       XIII, including any statutory modification
       or re-enactment thereof, the appointment of
       Mr. P. K. Ghose as an Executive Directors,
       upon the terms as specified; authorize the
       Board to take all such steps including the
       power to alter and vary the terms and conditions
       of the said appointment in such manner as may
       be agreed to between the Board and Mr. P.K.
       Ghose, subject to such approval as may be necessary,
       proper and expedient and to do any act, deeds,
       matters and things to give effect to this resolution

S.15   Approve that pursuant to Section 48 of the Companies      Mgmt          For                            For
       Act 1956, Articles of Association of the Company
       and other applicable provisions, if any, the
       consent of the Company be and hereby accorded
       to amend the Article 179 of the Articles of
       Association of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 TATA COMMUNICATIONS LTD                                                                     Agenda Number:  702049037
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9371X128
    Meeting Type:  AGM
    Meeting Date:  07-Aug-2009
          Ticker:
            ISIN:  INE151A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet of the Company        Mgmt          For                            For
       as on 31 MAR 2009, the audited profit and loss
       account for the YE on that date, the Auditors'
       report thereon and the report of the Board
       of Directors

2.     Declare a dividend for the FY 2008-2009                   Mgmt          For                            For

3.     Re-appoint Mr. Subodh Bhargava as a Director,             Mgmt          For                            For
       who retires by rotation at this AGM

4.     Re-appoint Mr. Kishor Chaukar as a Director,              Mgmt          For                            For
       who retires by rotation at this AGM

5.     Re-appoint Mr. S. Ramadorai as a Director, who            Mgmt          For                            For
       retires by rotation at this AGM

6.     Appoint Dr. Ashok Jhunjhunwala as a Director,             Mgmt          For                            For
       liable to retire by rotation

S.7    Appoint, pursuant to Section 224 A and other              Mgmt          For                            For
       applicable provisions, if any, of the Companies
       Act, 1956, Messrs. S.B. Billimoria & Co., Chartered
       Accountants, as the Statutory Auditors of the
       Company to hold office from the conclusion
       of this AGM until the conclusion of the next
       AGM; approve to examine and audit the accounts
       of the Company for the FY 2009-2010 on such
       remuneration as may be mutually agreed upon
       between the Board of Directors and the Auditors,
       plus reimbursement of service tax, travelling
       and out of pocket expenses; and authorize the
       Auditors of the Company to carry out [either
       themselves or through qualified associates]
       the audit of the Company's accounts maintained
       at all its branches and establishments [whether
       now existing or acquired during the FYE 31
       MAR 2010] wherever in India or abroad

S.8    Approve, pursuant to Sections 94, 81(1A) and              Mgmt          For                            For
       16 and other applicable provisions, if any,
       of the Companies Act of 1956, and the Memorandum
       and Articles of Association of the Company,
       to increase the authorized share capital of
       the Company and re-classified from INR 300,00,00,000
       divided in to 30,00,00,000 equity shares of
       INR 10 each to INR 2000,00,00,000 divided into
       100,00,00,000 equity shares of INR 10 each
       and 100,00,00,000 Preference Shares of INR
       10 each with the power to the Board to decide
       on the extent of variation in such rights and
       to classify from time to time such shares into
       any class of shares; authorize the Board of
       Directors of the Company, for the purpose of
       giving effect to this resolution, to take all
       such steps and actions and give such directions
       as may be in its absolute discretion deemed
       necessary and expedient and to settle any question
       that may arise in this regard; amend Clause
       V of the Memorandum of Association of the Company
       as specified

S.9    Amend Article 5 of the Articles of Association            Mgmt          For                            For
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 TATA MOTORS LIMITED                                                                         Agenda Number:  933128060
--------------------------------------------------------------------------------------------------------------------------
        Security:  876568502
    Meeting Type:  Annual
    Meeting Date:  25-Aug-2009
          Ticker:  TTM
            ISIN:  US8765685024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     RECEIVE, CONSIDER AND ADOPT THE AUDITED PROFIT            Mgmt          For                            For
       AND LOSS ACCOUNT FOR THE YEAR ENDED MARCH 31,
       2009.

O2     DECLARE A DIVIDEND ON ORDINARY SHARES AND 'A'             Mgmt          For                            For
       ORDINARY SHARES.

O3     APPOINT A DIRECTOR IN PLACE OF MR N N WADIA,              Mgmt          For                            For
       WHO RETIRES BY ROTATION AND IS ELIGIBLE FOR
       RE-APPOINTMENT.

O4     APPOINT A DIRECTOR IN PLACE OF MR S M PALIA,              Mgmt          For                            For
       WHO RETIRES BY ROTATION AND IS ELIGIBLE FOR
       RE-APPOINTMENT.

O5     APPOINT AUDITORS AND FIX THEIR REMUNERATION.              Mgmt          For                            For

S6     APPOINTMENT OF MR. N MUNJEE AS A DIRECTOR.                Mgmt          For                            For

S7     APPOINTMENT OF MR. S BHARGAVA AS A DIRECTOR.              Mgmt          For                            For

S8     APPOINTMENT OF MR. V K JAIRATH AS A DIRECTOR.             Mgmt          For                            For

S9     APPOINTMENT OF MR. RAVI KANT AS A DIRECTOR.               Mgmt          For                            For

S10    APPOINTMENT OF MR. P M TELANG AS MANAGING DIRECTOR        Mgmt          For                            For
       - INDIA OPERATIONS.

S11    APPOINTMENT OF MR. R L CHOUDHARY AS A DIRECTOR.*          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TATA POWER CO LTD                                                                           Agenda Number:  702042348
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85481128
    Meeting Type:  AGM
    Meeting Date:  06-Aug-2009
          Ticker:
            ISIN:  INE245A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited profit and loss             Mgmt          For                            For
       account for the YE 31 MAR 2009, the balance
       sheet as at that date together with the reports
       of the Directors and the Auditors thereon

2.     Declare a dividend on Equity Shares                       Mgmt          For                            For

3.     Re-appoint Mr. R. N. Tata as a Director, who              Mgmt          For                            For
       retires by rotation

4.     Re-appoint Dr. H. S. Vachha as a Director, who            Mgmt          For                            For
       retires by rotation

5.     Re-appoint Mr. R. K. Misra as a Director, who             Mgmt          For                            For
       retires by rotation

6.     Appoint the Auditors and approve to fix their             Mgmt          For                            For
       remuneration

7.     Appoint Mr. A. K. Basu as a Director, who holds           Mgmt          For                            For
       office upto the date of the forthcoming AGM
       of the Company under Section 260 of the Companies
       Act, 1956 [the Act] but who is eligible for
       appointment and in respect of whom the Company
       has received a notice in writing under Section
       257 of the Act from a member proposing his
       candidature for the office of Director

8.     Re-appoint, pursuant to the provisions of the             Mgmt          For                            For
       Section 228 and other applicable provisions,
       if any, of the Companies Act 1956 [the Act],
       Hoda Vasi Chowdhury & Co., Bangladesh as the
       Branch Auditors of the Company to hold office
       from the conclusion of this meeting until the
       conclusion of the next AGM of the Company and
       to examine and audit the books of account of
       the Branch Office of the Company located at
       Bangladesh for the FY 2009-10 on such remuneration
       as may be mutually agreed upon between the
       Board of Directors of the Company and the Branch
       Auditors plus reimbursement of service tax,
       traveling and out-of-pocket expenses; and authorize
       the Board of Directors of the Company, pursuant
       to the provisions of Section 228 and other
       applicable provisions, if any, of the Act,
       to appoint as Branch Auditors of any branch
       office which may be opened hereafter in India
       or abroad in consultation with the Company's
       Auditors, any person qualified to act as Branch
       Auditor within the provisions of the said Section
       228 and approve to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 TATA TEA LTD                                                                                Agenda Number:  702070056
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85484114
    Meeting Type:  AGM
    Meeting Date:  01-Sep-2009
          Ticker:
            ISIN:  INE192A01017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the profit and loss account             Mgmt          For                            For
       for the YE 31 MAR 2009, the balance sheet as
       at the date together with the reports of the
       Directors and the Auditors thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Mr. Y.H. Malegam as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. D.B. Engineer as a Director,               Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. A.R. Gandhi as a Director, who             Mgmt          For                            For
       retires by rotation

6.     Appoint the Auditors and fix their remuneration           Mgmt          For                            For

7.     Appoint Ms. Mallika Srinivasan as a Director              Mgmt          For                            For
       of the Company

8.     Appoint Mr. Analjit Singh as a Director of the            Mgmt          For                            For
       Company

9.     Appoint Mr. Jimmy S. Bilimoria as a Director              Mgmt          For                            For
       of the Company

10.    Appoint Mr. Vittaldas Leeladhar as a Director             Mgmt          For                            For
       of the Company

S.11   Approve, pursuant to the provisions of Section            Mgmt          For                            For
       314 and other applicable provisions, if any,
       of the Companies Act, 1956, that Mr. P.T. Siganporia,
       Managing Director of the Company holding and
       continuing to hold an office or place of profit
       under an overseas subsidiary of the Company,
       namely Tata Tea [GB] Limited from 01 FEB 2009
       to 30 JUN 2009 as a Director on a basic salary
       in the region of GBP 200,000 to GBP 300,000
       per annum plus perquisites, allowances, bonuses,
       benefits, amenities and facilities as specified
       are applicable to an employee in his grade
       with such increases in salary, perquisites,
       allowances, bonuses, benefits, amenities and
       facilities may be decided by the Board of Directors
       of Tata Tea [GB] Limited from time to time

12.    Approve, subject to the approval of Central               Mgmt          For                            For
       Government and in accordance with the provisions
       of Sections 269, 309, 310 and 311 and other
       applicable provisions if any, read with Schedule
       XIII of the Companies Act 1956, the re-appointment
       and remuneration payable to Mr. P.T. Siganporia
       who was re-appointed by the Board of Directors
       as Managing Director of the Company for a period
       of 2 years with effect from 01 JUL, 2009, upon
       the terms and conditions set out in the draft
       Agreement between the Company and Mr. Siganporia,
       submitted to this meeting and for the purpose
       of identification initialed by a Director which
       Agreement with liberty to the Board of Directors
       to alter and vary the terms and conditions
       of the said appointment and remuneration in
       such manner and to such extent as may be agreed
       between the Board of Directors and Mr. Siganporia
       so as not to exceed the limits setout in Schedule
       XIII of the Companies Act 1956 including any
       amendments thereto

S.13   Approve, pursuant to the provisions of Section            Mgmt          For                            For
       314 and other applicable provisions if any,
       of the Companies Act 1956, that Mr. P.T. Siganporia
       Managing Director of the Company holding and
       continuing to hold an office or place of profit
       under an overseas subsidiary of the Company,
       namely Tata Tea [GB] Limited from 01 JUL 2009
       to 30 JUN 2011 as a Director on a basic salary
       in the region of GBP 200,000 to GBP 400,000
       per annum as reduced by the remuneration payable
       to Mr. Siganporia by Tata Tea Ltd in accordance
       with resolution at Item No. 12 above plus perquisites,
       allowances, bonuses, benefits, amenities and
       facilities as specified are applicable to an
       employee in his grade with such increase in
       salary, perquisites, allowances, bonuses, benefits,
       amenities and facilities as may be decided
       by the Board of Directors of Tata Tea [GB]
       Limited from time to time

14.    Approve, in accordance with the provisions of             Mgmt          For                            For
       Sections 269, 309, 310 and other applicable
       provisions, if any, read with Schedule XIII
       of the Companies Act, 1956, the re-appointment
       and terms of remuneration of Mrs. Sangeeta
       Talwar who was re-appointed by the Board of
       Director as a Whole time Executive Director
       of the Company for a period of 5 year's with
       effect from 01 JUL 2009, upon the terms and
       conditions set out as specified between the
       Company and Mrs. Talwar submitted to this meeting
       and for the purpose of identification initialed
       by a Director which Agreement is hereby specifically
       approved with liberty to the Board of Directors
       to alter and vary the terms and conditions
       of the said appointment and/or Agreement in
       such manner and to such extent as may be agreed
       between the Board of Directors and Mrs. Talwar
       so as not to exceed the limits set out in Schedule
       XIII of the Companies Act, 1956 including any
       amendments thereto

S.15   Approve, pursuant to the provisions of Section            Mgmt          For                            For
       309 and other applicable provisions, if any,
       of the Companies Act, 1956, a sum not exceeding
       l% of the net profit of the Company per annum
       computed in the manner prescribed in Section
       309 [5] of the Companies Act 1956, in respect
       of the profits of the Company for each of the
       5 annual years commencing from 01 APR, 2009
       be determined and distributed as commission
       amongst the Directors of the Company or some
       of them other than the Managing Director and
       the Whole time Directors in such manner as
       may be deeded and directed by the Board of
       Directors of the Company

16.    Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       257 of the Companies Act, 1956, Mr. Ramji Lal
       Choudhary as a Director of the Company




--------------------------------------------------------------------------------------------------------------------------
 TATA TEA LTD                                                                                Agenda Number:  702429855
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85484114
    Meeting Type:  OTH
    Meeting Date:  07-Jun-2010
          Ticker:
            ISIN:  INE192A01017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

S.1    Approve to Change the name of the Company from            Mgmt          For                            For
       'Tata Tea Limited' to 'Tata Global Beverages
       Limited', pursuant to the provisions of Section
       21 and all other applicable provisions of the
       Companies Act, 1956 [including any statutory
       modifications or re-enactment thereof for the
       time being in force], subject to the approval
       of the Central Government; the name 'Tata Tea
       Limited' wherever it appears in the Memorandum
       and Articles of Association of the Company
       or elsewhere shall be amend to read as 'Tata
       Global Beverages Limited'; authorize the Board
       to do all such acts, deeds, matters and things
       as may in its absolutes discretion deem necessary
       to give effect to the above resolution [which
       term shall be deemed to include any Directors
       or a Committee which the Board may constitute
       to exercise its powers, including the powers
       conferred by this resolution]

2      Approve, pursuant to the provisions of Section            Mgmt          Against                        Against
       94 and other applicable pro visions if any
       of the Companies Act 1956 [including any statutory
       modifications or re-enactment thereof, for
       the time being in force] and the provisions
       the Memorandum and Articles of Association
       of the Company and subject to the approvals,
       consents, permissions and sanctions as may
       be necessary from the concerned authorities
       or bodies 7,50,00,000 Equity Shares of the
       Company having a face value of INR 10 each
       in the authorized capital of the Company be
       sub-divided into 75,00,00,000 Equity Shares
       having a face value of INR 10 each; upon the
       sub-division of the Equity Shares as aforesaid,
       the existing share Certificates in relation
       to the existing Equity Shares of the face value
       of INR 10 each held in physical form shall
       be deemed to have been automatically cancelled
       and be of no effect on and from the Record
       Date and the Company may without requiring
       the surrender of the existing Share Certificates
       directly issue and dispatch the new Share Certificates
       of the Company in lieu of such existing Share
       Certificates subject to the provisions of Companies
       [Issue of Share Certificate Rules] 1960 and
       in the case of the equity shares held in the
       dematerialized form the  number of sub-divided
       equity shares be credited to representing beneficiary
       accounts of the shareholders with Depository
       Participants, in lieu of the existing credits
       representing the equity shares of the Company
       before sub-division; authorize the Board of
       Directors of the Company [the Board which expression
       shall also include a Committee thereof] to
       take all such steps as may be necessary for
       obtaining such approvals in relation to the
       above and to execute all such documents, instruments
       and writings as may be required in this connection
       and to delegate all or any of the powers herein
       vested in the Board to any Committee thereof
       or to the Managing Director or company Secretary
       to give effect to the aforesaid resolution

3      Amend, pursuant to the provisions of Section              Mgmt          Against                        Against
       16 and all other applicable provisions if any
       of the Companies Act 1956 [including any statutory
       modifications or reenactment thereof for the
       time being in force] Clause V of the Memorandum
       of Association by substituting the specified
       in place of the existing Clause V: the share
       capital of the Company is INR 75,00,00,000
       divided into 75,00,00,000 equity shares of
       INR 1 each with power to increase the capital
       from time to time

S4     Amend, pursuant to the provisions of Section              Mgmt          Against                        Against
       31 and all other applicable provisions if any
       of the Companies Act 1956 [including any statutory
       modifications or reenactment thereof for the
       time being in force] Article 3A of the Articles
       of Association of the Company by substituting
       the specified in place of the existing Article
       3A: 'the share capital of the Company is INR
       75,00,00,000 divided into 75,00,00,000 equity
       shares of INR 1 each with power to increase
       the capital from time to time'




--------------------------------------------------------------------------------------------------------------------------
 TATA TELESERVICES (MAHARASHTRA) LTD                                                         Agenda Number:  702052945
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y37526111
    Meeting Type:  AGM
    Meeting Date:  13-Aug-2009
          Ticker:
            ISIN:  INE517B01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the Company's audited balance           Mgmt          For                            For
       sheet as at 31 MAR 2009, the audited profit
       and loss account and the audited cash flow
       statement for the FYE on that date together
       with the Directors' and the Auditors' report
       thereon

2.     Re-appoint M/s. Deloitte Haskins & Sells, Chartered       Mgmt          For                            For
       Accountants, as the Auditors of the Company
       to hold office from the conclusion of this
       meeting until the conclusion of the next AGM
       of the Company on remuneration to be decided
       by the Board of Directors

3.     Re-elect Mr. N. S. Ramachandran as a Director             Mgmt          For                            For
       of the Company, liable to retire by rotation

4.     Re-elect Prof. Ashok Jhunjhunwala as a Director           Mgmt          For                            For
       of the Company, liable to retire by rotation

5.     Appoint Mr. Kishor A. Chaukar as an additional            Mgmt          For                            For
       Director of the Company and who holds office
       up to the date of this AGM of the Company in
       terms of Section 260 of the Companies Act,
       1956 [Act] and in respect of whom the Company
       has received a notice pursuant to Section 257
       of the Act, liable to retire by rotation

6.     Appoint Mr. Amal Ganguli as an additional Director        Mgmt          For                            For
       of the Company and who holds office up to the
       date of this AGM of the Company in terms of
       Section 260 of the Companies Act, 1956 [Act]
       and in respect of whom the Company has received
       a notice pursuant to Section 257 of the Act,
       liable to retire by rotation

7.     Appoint Mr. D. T. Joseph as an additional Director        Mgmt          For                            For
       of the Company and who holds office up to the
       date of this AGM of the Company in terms of
       Section 260 of the Companies Act, 1956 [Act]
       and in respect of whom the Company has received
       a notice pursuant to Section 257 of the Act,
       liable to retire by rotation

8.     Appoint Mr. Koichi Takahara as an additional              Mgmt          For                            For
       Director of the Company and who holds office
       up to the date of this AGM of the Company in
       terms of Section 260 of the Companies Act,
       1956 [Act] and in respect of whom the Company
       has received a notice pursuant to Section 257
       of the Act, liable to retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 TATA TELESERVICES (MAHARASHTRA) LTD                                                         Agenda Number:  702104388
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y37526111
    Meeting Type:  OTH
    Meeting Date:  31-Oct-2009
          Ticker:
            ISIN:  INE517B01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

S.1    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [hereinafter referred to as the "Board" which
       expression shall be deemed to include any Committee
       or authorized representatives thereof], pursuant
       to Section 81 [1A] and other applicable provisions,
       if any, of the Companies Act 1956 [including
       any modifications or re-enactments thereof],
       and in accordance with the provisions of the
       Memorandum and Articles of Association of the
       Company and the Listing Agreements entered
       into with the Stock Exchanges in India where
       the equity shares of the Company are listed
       [the Stock Exchanges], the provisions of Foreign
       Exchange Management Act 2000, issue of Foreign
       Currency Convertible Bonds and Ordinary Shares
       [through Depository Receipt Mechanism] Scheme
       1993, Foreign Exchange Management [Transfer
       or Issue of Security by a Person Resident Outside
       India] Regulations 2000, and the regulations/guidelines,
       if any, prescribed by the Securities and Exchange
       Board of India, Reserve Bank of India, the
       Stock Exchanges, the Government of India or
       any other relevant authority from time to time
       and subject to all applicable laws and subject
       to necessary approvals, consents, permissions
       and/or sanctions of the Central Government,
       Reserve Bank of India and/or any other appropriate
       authorities, including banks, financial institutions
       or other lenders/creditors as may be necessary,
       and subject to such conditions as may be prescribed
       by any of them while granting any such approval,
       consent, permission, or sanction, and which
       may be agreed to by the Board of Directors,
       to offer, issue and allot [including with the
       provisions for reservation on firm and/or competitive
       basis, of such part of issue and for such categories
       of persons as may be permitted], in the course
       of 1 or more domestic or international offerings
       with or without Green Shoe option, including
       by way of a Qualified Institutional Placement
       [QIP] under Chapter VIII of the Securities
       and Exchange Board of India [Issue of Capital
       and Disclosure Requirements] Regulations 2009
       [hereinafter referred to as 'the Regulations'
       and which expression shall be deemed to include
       any modifications or re-enactments thereof,
       for the time being in force] to any person
       including Foreign/resident investors whether
       domestic/Foreign institutions, Promoters, employees
       of the Company, qualified institutional buyers,
       non-resident Indians, Indian Public Companies,
       Corporate Bodies, mutual funds, Banks, insurance
       Companies, pension funds, individuals or otherwise,
       whether by way of a public offering or by way
       of a private placement or whether by way of
       a circulation of an offering circular or placement
       document or otherwise, securities including
       equity shares and/or instruments or securities
       partly\optionally\fully convertible into equity
       shares of the Company with or without detachable
       warrants with a right exercisable by the warrant
       holders to convert or subscribe to the Equity
       Shares or otherwise including but not limited
       to issue of Foreign Currency Convertible Bonds
       [FCCBs], American Depositary Receipts [ADRs],
       Global Depository Receipts [GDRs], in registered
       or bearer form, up to an aggregate principal
       amount of USD 250,000,000 or its equivalent
       in any other currency [hereinafter referred
       to as "Securities"] to be denominated in Foreign
       Currency or Indian Rupees, as the case may
       be, which, at the option of the holders of
       the Securities and/or at the option of the
       Company may be surrendered for the purpose
       of cancellation against receipt of corresponding
       number of underlying equity shares of the Company,
       or [as the case may be] converted into equity
       shares of the Company, such offer, issue and
       allotment to be made in one or more tranches,
       on such terms and conditions as may be decided
       and deemed appropriate by the Board at the
       time of offer, issue or allotment; that, without
       prejudice to the generality of the above and
       subject to all applicable laws and regulations,
       the aforesaid issue of Securities may have
       all or any terms or combination of terms in
       accordance with international practices including
       but not limited to price adjustment, change
       in conversion/exchange ratio and conditions
       in relation to surrender of Securities for
       the purpose of cancellation against receipt
       of the corresponding number of underlying equity
       shares and to determine the form and terms
       of the issues, including the class of investors
       to whom the Securities are to be allotted,
       number of Securities to be allotted in each
       tranche, issue price, face value, premium amount
       on issue/conversion of Securities/exercise
       of warrants/redemption of Securities, rate
       of interest, redemption period, listings on
       one or more Stock Exchanges in India and/or
       abroad, appoint lead Managers, Managers, Underwriters,
       Advisors, Guarantors, Depositories, Custodians
       and all such agencies as may be involved or
       concerned in such offering of Securities and
       to remunerate all such agencies including the
       payment of commissions, brokerage, fees or
       the like, and also to seek the listing of such
       Securities in one or more Stock Exchanges outside
       India and the listing of the equity shares
       underlying the Securities in one or more Stock
       Exchanges in India; in the event of issue of
       Securities by way of a QIP, (i) the relevant
       date on the basis of which the price of resultant
       shares shall be determined shall be the date
       of the meeting in which the Board or the committee
       of Directors duly authorized by the Board decides
       to open the proposed issue of Securities; and
       (ii) the allotment of Securities shall be completed
       within 12 months from the date of passing of
       this resolution, or such other time as may
       be allowed under the regulations or other applicable
       laws from time to time; in the event of issue
       of different types of Securities, the respective
       relevant date, time of allotment and other
       statutory requirements as permitted under the
       regulations and other rules and guidelines
       shall apply as if separate resolutions had
       been passed permitting their issue; authorize
       the Board to finalize and approve the offering
       circular/placement document for the proposed
       issue of the Securities and to authorize any
       Director or Directors of the Company or any
       other Officer or Officers of the Company to
       sign the above documents for and on behalf
       of the Company together with the authority
       to amend, vary of modify the same as such authorized
       persons may consider necessary, desirable or
       expedient and for the purpose aforesaid to
       give such declarations, affidavits, certificates,
       consents and authorities as may, in the opinion
       of such authorized person be required from
       the time to time and to arrange for filing
       the offering circular/placement document, and
       any amendments and supplements thereto, with
       any applicable stock exchanges [whether in
       India or abroad], Government and Regulatory
       authorities, institutions or bodies, as may
       required; issue of Securities in foreign markets
       shall be deemed to have been made abroad and/or
       in the International market and/or at the place
       of issue of the Securities in the International
       market and may be governed by the applicable
       foreign laws....CONTD

       CONTD....authorize the Board to issue and allot           Non-Voting    No vote
       such number of equity shares as may be required
       to be issued and allotted for the issue of
       Securities referred above or as may be necessary
       in accordance with the terms of the offering,
       all such equity shares being pari passu with
       the then existing equity shares of the Company
       in all respects; to do all such acts, deeds
       and things as the Board in its absolute discretion
       deems necessary or desirable in connection
       with the issue of Securities and to give effect
       to these resolutions, including without limitation
       the following: a] sign, execute and issue all
       documents necessary in connection with the
       issue of Securities, including listing applications
       to the stock exchanges [whether in India or
       abroad] and various agreements, undertakings,
       deeds, declarations; b] seeking, if required,
       the consent of the Company's lenders, parties
       with whom the Company has entered into various
       commercial and other agreements, all concerned
       Government and regulatory authorities in India,
       and any other consents that may be required
       in connection with the issue and allotment
       of Securities; c] giving or authorizing the
       giving by concerned persons of such declarations,
       affidavits, certificates, consents and authorities
       as may be required from time to time; and d]
       setting any questions, difficulties and doubts
       that may arise in regard to any such issue
       or allotment of the Securities as it may in
       its absolute discretion deem fit; and to delegate
       all or any of the powers herein conferred to
       any Committee of Directors or the Managing
       Director or any other Officer or Officers of
       the Company to give effect to any or all of
       the aforesaid resolutions

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR THIS
       RESOLUTION. THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting    No vote
       OF VOTING OPTION COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TATA TELESERVICES (MAHARASHTRA) LTD                                                         Agenda Number:  702240209
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y37526111
    Meeting Type:  EGM
    Meeting Date:  13-Mar-2010
          Ticker:
            ISIN:  INE517B01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Authorize the Board of Directors of the Company,          Mgmt          Against                        Against
       pursuant to the provisions   of Section 293
       (1) (d) and other applicable provisions, if
       any, of the        Companies Act, 1956  including
       any statutory modifications or re-enactments
       thereof and hereinafter referred to as the
       Act ,  which expression shall be   deemed to
       include any Committee/s thereof and hereinafter
       referred to as the  Board , for borrowing any
       sum or sums of money from time to time from
       any 1   or more of the Company's bankers and/or
       from any 1 or more other persons,     firms,
       bodies corporate or financial institutions,
       whether in India or        abroad, and whether
       by way of cash credit, advance or deposits,
       loans,        debentures or bill discounting,
       and whether unsecured or secured by mortgage,
       charge, hypothecation or lien or pledge of
       the Company's assets, licences and properties
       CONTD.

-      CONTD. whether immovable or movable or stock-in-trade     Non-Voting    No vote
       including raw          materials, stores,
       spare parts and components in stock or in transit
       and     work-in-progress and all or any of
       the undertaking of the Company,
       notwithstanding that the moneys to be borrowed
       together with moneys already   borrowed by
       the Company  apart from temporary loans obtained
       from the         Company's bankers in the ordinary
       course of business  will or may exceed the
       aggregate of the paid-up capital of the Company
       and its free reserves, that   is to say, reserves
       not set apart for any specific purpose, so
       that the total amount up to which the moneys
       may be borrowed by the Board and outstanding
       at any time shall not exceed the sum of INR
       8500,00,00,000; pursuant to the      provisions
       of Section 293 (1) (a) and other applicable
       provisions, if any, of the Act CONTD.

-      CONTD. to mortgage and/or create charge in such           Non-Voting    No vote
       form and manner and with such ranking and at
       such time and on such terms as the Board may
       determine, on all or any of the movable and/or
       immovable properties of the Company, both
       present and future and/or the whole or
       any part of the undertakings of the    Company
       together with the power to take over the management
       of business and   concern of the Company in
       certain events of default, in favor of the
       lenders, agents and trustees for securing the
       borrowings of the Company availed/to be  availed
       by way of loans  in foreign currency and/or
       rupee currency  and       convertible/non-convertible
       securities  including fully/partly convertible
       debentures and/or non-convertible debentures
       with or without detachable or    non-detachable
       warrants and/or CONTD.

-      CONTD. secured premium notes and/or floating              Non-Voting    No vote
       rates notes/bonds or other debt  instruments
       , issued/to be issued by the Company up to
       the limits approved    under Section 293 (1)
       (d) of the Act together with interest at the
       respective agreed rates, additional interest,
       compound interest in case of default,
       accumulated interest, liquidated damages, commitment
       charges, premia on       prepayment, remuneration
       of the agents and/or trustees, premium  if
       any  on   redemption, all other costs, charges
       and expenses, including any increase as  a
       result of devaluation/revaluation/fluctuation
       in the rates of exchange and  all other monies
       payable by the Company in terms of the Loan
       Agreements,      Agreements, Debenture Trust
       Deeds or other Agreements or any other document,
       entered into/to be entered into CONTD.

-      CONTD. between the Company and the lenders/investors/agentsNon-Voting    No vote
       and/or trustees,  in respect of the said loans/borrowings/debentures
       and continuing such        specific terms and
       conditions and covenants in respect of enforcement
       of      security as may be stipulated in that
       behalf and agreed to between the Board  and
       the lenders, agents and/or trustees; and authorize
       the Board to delegate  all or any of the powers
       herein conferred to any Committee of Directors
       or    the Managing Director or any Director
       or any other Officer or Officers of the Company
       to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 TATUNG CO LTD                                                                               Agenda Number:  702441445
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8548J103
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002371002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

a.1    The 2009 business operations and the financial            Non-Voting    No vote
       statements

a.2    The 2009 audited reports                                  Non-Voting    No vote

a.3    The status of monetary loans, endorsement and             Non-Voting    No vote
       guarantee of the subsidiary

a.4    To cancelled the 2009 convertible bonds via               Non-Voting    No vote
       private placement and the proposal of capital
       injection by issuing new shares or preferred
       shares

b.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

b.2    Approve the appropriation for offsetting deficit          Mgmt          For                            For
       of year 2009

b.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

b.4    Approve the proposal of capital reduction to              Mgmt          For                            For
       offset deficit

b.5    Approve the proposal of issuing corporate bonds,          Mgmt          Against                        Against
       capital injection by issuing new shares or
       via private placement and participate the global
       depositary receipt

b.6    Approve the proposal to release the prohibition           Mgmt          For                            For
       on directors from participation in competitive
       business

b.7    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

b.8    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

b.9    Approve the revision to the procedures of trading         Mgmt          For                            For
       derivatives

b.10   Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TECO ELEC & MACHY LTD                                                                       Agenda Number:  702461992
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8563V106
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0001504009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 677165 DUE TO CHANGE IN VOTING STATUS OF
       LAST RESOLUTION. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND YOU
       WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE.
       THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The 2009 investment report                                Non-Voting    No vote

A.4    The status of endorsement, guarantee and monetary         Non-Voting    No vote
       loans

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 0.55 per share

B.3    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.4    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.5    Other issues and Extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TEKFEN HOLDING AS, ISTANBUL                                                                 Agenda Number:  702346037
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8788F103
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  TRETKHO00012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and forming the presidency of Board               Mgmt          No Action

2      Authorize the Board Members to sign the minutes           Mgmt          No Action
       of the meeting

3      Approve the reports of Board Members, Auditors            Mgmt          No Action
       and Independent Audit Firm

4      Approve to determine on dividend distribution             Mgmt          No Action

5      Approve to release the Board Members and the              Mgmt          No Action
       Auditors

6      Election of Board Members and the Auditors                Mgmt          No Action

7      Approve the determination on wages of Board               Mgmt          No Action
       Members and the Auditors

8      Approve to inform about pawns, pledges, collaterals       Mgmt          No Action
       and mortgages given to    third parties

9      Approve to inform about donations                         Mgmt          No Action

10     Approve to permit the Board Members as per items          Mgmt          No Action
       334 and 335 of TCC

11     wishes                                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TELE NORTE LESTE PARTICIPACOES S A                                                          Agenda Number:  702325413
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9036X117
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2010
          Ticker:
            ISIN:  BRTNLPACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve the Director's accounts and the Company's         Mgmt          For                            For
       consolidated financial      statements for
       the FYE 31 DEC 2009, accompanied by the Independent
       Auditor's  opinion

2      Approve the distribution of net profits from              Mgmt          For                            For
       the 2009 FY and the payment of   profit sharing
       to the employees in accordance with that which
       is provided for in Article 37 of the Corporate
       Bylaws

3      Election of the members of the Board of Directors,        Mgmt          For                            For
       and their respective

4      Election of the members of the Finance Committee,         Mgmt          For                            For
       and their respective

5      Approve the remuneration for Administrators               Mgmt          For                            For
       and Members of the Finance        Committee




--------------------------------------------------------------------------------------------------------------------------
 TELE NORTE LESTE PARTICIPACOES S A                                                          Agenda Number:  702335096
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9036X109
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2010
          Ticker:
            ISIN:  BRTNLPACNPR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM III AND IV ONLY. THANK YOU

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

I      To take acknowledge of the Directors accounts,            Non-Voting    No vote
       to examine, discuss and the    Company's consolidated
       financial statements for the FYE 31 DEC 2009,
       accompanied by the Independent Auditors
       opinion

II     To Approve the distribution of net profits from           Non-Voting    No vote
       the 2009 FY and the payment   of profit sharing
       to the employees in accordance with that which
       is provided  for in Article 37 of the corporate
       Bylaws

III    Election of Members of the Board of Directors,            Mgmt          For                            For
       and their respective

IV     Election of Members of the Finance Committee,             Mgmt          For                            For
       and their respective

V      To decide on the remuneration for Administrators          Non-Voting    No vote
       and the Members of the       Finance Committee




--------------------------------------------------------------------------------------------------------------------------
 TELE NORTE LESTE PARTICIPACOES S A                                                          Agenda Number:  702338080
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9036X117
    Meeting Type:  EGM
    Meeting Date:  16-Apr-2010
          Ticker:
            ISIN:  BRTNLPACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1.     Approve the payment of Extraordinary Dividends            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TELE NORTE LESTE PARTICIPACOES SA                                                           Agenda Number:  702081516
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9036X117
    Meeting Type:  EGM
    Meeting Date:  11-Sep-2009
          Ticker:
            ISIN:  BRTNLPACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTION
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

1.     Elect the Members to make up the Board of Directors       Mgmt          For                            For
       and respective alternates, under the terms
       of Article 141 Paragraph 3 of law number 6404.76
       dated 15 DEC 1976, to serve the remainder of
       the term in office

       PLEASE NOTE THAT UNDER THE TERMS OF THE APPLICABLE        Non-Voting    No vote
       LEGISLATION, CUMULATIVE VOTING CAN BE ADOPTED
       FOR THIS ITEM. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TELE NORTE LESTE PARTICIPACOES SA                                                           Agenda Number:  702081629
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9036X109
    Meeting Type:  EGM
    Meeting Date:  11-Sep-2009
          Ticker:
            ISIN:  BRTNLPACNPR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.

       PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON THIS ITEM. THANK YOU.

       PLEASE NOTE THAT UNDER THE TERMS OF THE APPLICABLE        Non-Voting    No vote
       LEGISLATION, CUMULATIVE VOTING CAN BE ADOPTED
       FOR THIS ITEM. THANK YOU.

1.     Elect the Members to make up the Board of Directors       Mgmt          For                            For
       and respective alternates, under the terms
       of Article 141 Paragraph 3 of Law number 6404.76
       dated 15 DEC 1976, to serve the remainder of
       the term in office




--------------------------------------------------------------------------------------------------------------------------
 TELECOM ARGENTINA S A                                                                       Agenda Number:  702066362
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9028N101
    Meeting Type:  OGM
    Meeting Date:  09-Sep-2009
          Ticker:
            ISIN:  ARP9028N1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT IN ORDER TO PERMIT FOREIGN         Non-Voting    No Action
       SHAREHOLDERS TO PARTICIPATE IN SHAREHOLDERS'
       MEETINGS, ARGENTINE COMPANIES MAY REQUEST FOREIGN
       SHAREHOLDERS TO PROVIDE PROOF OF THEIR REGISTRATION
       AT THE SUPERINTENDENCY OF CORPORATIONS [INSPECCION
       GENERAL DE JUSTICIA].

1.a    Approve the explanation of the reasons for the            Mgmt          No Action
       holding of the AGM after the deadline

1.b    Approve the designation of 2 shareholders and             Mgmt          No Action
       to sign the minutes of the meeting

2.     Approve the documentation provided for in Article         Mgmt          No Action
       234(1) of Law Number 19550, of the Rules of
       the National Securities Commission and trading
       regulation of the Buenos Aires Stock Exchange
       and the accounting documentation in the English
       language, required by the Rules of the securities
       and exchange commission of the United States
       of America, for the 20th FY, that ended on
       31 DEC 2008

3.     Approve the results from the FY and of the proposal       Mgmt          No Action
       from the Board of Directors to allocate for
       the creation of a legal reserve the amount
       of ARS 12,633,414.00 [5% of the result from
       the FY, more or less the adjustments from previous
       FY and prior absorption of the losses] and
       to allocate the balance of the unassigned results
       dated 31 DEC 2008, [ARS 240,034,873.00] to
       the partial recomposition of the legal reserves
       that was allocated to the absorption of accumulated
       losses to 31 DEC 2005 [ARS 277,242,773.00]

4.     Approve the term in office of the Board of Directors      Mgmt          No Action
       and the oversight Committee that acted during
       the 20th FY and until the date of this general
       meeting

5.     Approve the remuneration of the Board of Directors        Mgmt          No Action
       [proposed amount ARS 4,700,000.00] for the
       economic year that ended on 31 DEC 2008, that
       is equivalent to 1.93% of the quantifiable
       profits

6.     Authorize the Board of Directors to carry out             Mgmt          No Action
       advance payments of fees, of up to ARS 4,000,000.00,
       to the Members of the Board of Directors who
       act during the 21st FY, subject to the approval
       of the general meeting of shareholders that
       considers the documentation for the mentioned
       FY

7.     Approve the fees to the oversight committee               Mgmt          No Action
       that acted during the 20th FY of a total amount
       of ARS 720,000.00, authorize to carry out advance
       payments to the Members of the oversight Committee
       who act during the 21st FY, subject to the
       approval of the general meeting of shareholders
       that considers the documentation for the mentioned
       FY

8.     Approve the determination of the number of full           Mgmt          No Action
       and alternate Members of the Board of Directors
       for the 21st FY and elect the same

9.     Elect the full and alternate Members of the               Mgmt          No Action
       oversight Cmmittee for the 21st FY

10.    Approve the resolution of the Board of Directors          Mgmt          No Action
       concerning the continuity of Price Waterhouse
       and Co S.R.L as the External Auditors of the
       financial statements for the 21st FY until
       the holding of this AGM, possible ratification
       of this resolution, designation of the External
       Auditors of the 21st FY and determination of
       their remuneration, as well as that of those
       who acted during the FY that ended on 31 DEC
       2008

11.    Approve the budget for the Audit Committee for            Mgmt          No Action
       the 2009 FY

12.    Approve the special consolidated balance sheet            Mgmt          No Action
       for the merger of Cubecorp Argentina S.A.,
       and Telecom Argentina S.A., prepared to 31
       DEC 2008, and the corresponding report of the
       oversight committee

13.    Approve the prior merger undertaking signed               Mgmt          No Action
       by Cubecorp Argentina S.A. [as the merged Company
       that will dissolve without being liquidated],
       on the one side, and Telecom Argentina S.A.
       [the surviving Company] on the other side,
       the latter Company's Board of Directors on
       06 MAR, 2009

14.    Approve the designation of the people with authority      Mgmt          No Action
       to grant the Definitive Merger Agreement and
       complementary documentation

15.    Approve the designation of the people charged             Mgmt          No Action
       with carrying out the measures relating and
       filing of the merger




--------------------------------------------------------------------------------------------------------------------------
 TELECOM ARGENTINA SA, BUENOS AIRES                                                          Agenda Number:  702321477
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9028N101
    Meeting Type:  OGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  ARP9028N1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No Action
       REACH QUORUM, THERE WILL BE A   SECOND CALL
       ON 28 APR 2010 AT 11:00 HRS. CONSEQUENTLY,
       YOUR VOTING            INSTRUCTIONS WILL REMAIN
       VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED.
       PLEASE BE ALSO ADVISED THAT YOUR SHARES
       WILL BE BLOCKED UNTIL THE QUORUM IS   MET OR
       THE MEETING IS CANCELLED. THANK YOU.

-      PLEASE BE ADVISED THAT IN ORDER TO PERMIT FOREIGN         Non-Voting    No Action
       SHAREHOLDERS TO PARTICIPATE IN SHAREHOLDERS'
       MEETINGS, ARGENTINEAN COMPANIES MAY REQUEST
       FOREIGN          SHAREHOLDERS TO PROVIDE PROOF
       OF THEIR REGISTRATION AT THE SUPERINTENDENCY
       OF CORPORATIONS  INSPECCION GENERAL DE JUSTICIA
       .

1      Approve the designation of 2 share holders to             Mgmt          No Action
       approve and sign the minutes

2      Approve the explanation of the reasons for holding        Mgmt          No Action
       the meeting beyond the     deadline for holding
       the annual meeting that should consider the
       documentation from FY number 20,
       which ended on 31 DEC 2008 the 2008 FY

3      Approve the documentation provided for in Article         Mgmt          No Action
       234, Line 1, of Law 19,550  the rules of the
       National Securities Commission and the listing
       regulations   of the Buenos Aires stock exchange
       and of the accounting documentation in the
       English language, required by the rules of
       the Securities and Exchange        Commission
       of the United States of America, for the 2008
       FY

4      Approve the results of the 2008 FY and of the             Mgmt          No Action
       proposal from the Board of      Directors to
       impute to the constitution of a legal reserve
       the amount of the  ARS 12,633,414 5% of the
       results of the FY, adding or subtracting the
       adjustments from previous FYs and after
       absorbing losses and allocation of    the balance
       of the unassigned results to 31 DEC 2008, ARS
       240,034,873 to the  partial recomposition of
       the legal reserve that was imputed to the absorption
       of accumulated losses to 31 DEC 2005, ARS 277,242,773

5      Approve the documentation provided for in Article         Mgmt          No Action
       234, line 1, of Law 19,550, the rules of the
       National Securities Commission and the Listing
       Regulations   of the Buenos Aires Stock Exchange
       and of the accounting documentation in the
       English language, required by the rules of
       the securities and Exchange        Commission
       of the United States of America, for FY number
       21, which ended on  31 DEC 2009 the 2009 FY

6      Approve the results from the 2009 FY and of               Mgmt          No Action
       the proposal from the Board of    Directors
       regarding the allocation of the unallocated
       results to 31 DEC 2009, which provides for
       the distribution of cash dividends in a total
       amount of    ARS 1,053,287,646, to be paid
       in two installments 05 MAY 2010, ARS
       689,066,685 and 20 DEC 2010, ARS 364,220,961

7      Approve the term in office of the Board of Directors      Mgmt          No Action
       and of the oversight     Committee that has
       acted since 29 APR 2008, to the date of this
       general       meeting

8      Approve the remuneration for the Board of Directors       Mgmt          No Action
       for the duties fulfilled  since its designation
       by the general meeting of 29 APR 2008, until
       the date   of the holding of the general meeting;
       proposal for the payment of the        aggregate
       and total amount of ARS 7,700,000, which is
       0.48% on the            'computable profit'
       for the 2008 and 2009 FYs together

9      Authorize the Board of Directors to make advance          Mgmt          No Action
       payment as compensation, of  up to ARS 4,500,000,
       to the members of the Board of Directors who
       served      during FY number 22 from the date
       of this meeting until the meeting that
       designates the replacements, subject to the
       later approval of the general     meeting of
       shareholders that considers the documentation
       from said FY

10     Approve the compensation for the oversight Committee      Mgmt          No Action
       for the duties performed since its designation
       by the general meeting of 29 APR 2008, until
       the date   that the general meeting is held;
       proposal for the payment of the aggregate
       and total amount of ARS 1,188,000; authorization
       to pay advances on account   of compensation
       to the members of the oversight Committee who
       serve during FY number 22 from the date of
       this general meeting until the general meeting
       that designates their replacements, for
       up to ARS 700,000, subject to the     later
       approval of the general meeting of shareholders
       that considers the      documentation from
       said FY

11     Approve to determine the number of full and               Mgmt          No Action
       alternate members of the Board of Directors
       for FY number 22 the 2010 FY

12     Elect the full and alternate members of the               Mgmt          No Action
       Board of Directors for the 2010

13     Approve to determine the number of full and               Mgmt          No Action
       alternate members of the          oversight
       Committee for the 2010 FY and election of the
       same

14     Approve the resolution of the Board of Directors          Mgmt          No Action
       regarding continuing with    Pricewaterhouse
       and Company S.R.L. as the Outside Auditors
       of the financial   statements from the 2009
       FY

15     Approve to determine the remuneration for the             Mgmt          No Action
       Outside Auditors of the         financial statements
       for the 2008 and 2009 FYs

16     Approve the designation of the Outside Auditors           Mgmt          No Action
       for the financial statements  from the 2010
       FY and determination of their remuneration

17     Receive the report regarding expenses of the              Mgmt          No Action
       Audit Committee during the 2009  FY and consideration
       of the budget for the Audit Committee for the
       2010 FY

18     Approve to rectify the non approval term in               Mgmt          No Action
       office of Mr. Gerardo Werthein    for the performance
       of his duties for FY number




--------------------------------------------------------------------------------------------------------------------------
 TELECOM ARGENTINA SA, BUENOS AIRES                                                          Agenda Number:  702363033
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9028N101
    Meeting Type:  EGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  ARP9028N1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT IN ORDER TO PERMIT FOREIGN         Non-Voting    No Action
       SHAREHOLDERS TO PARTICIPATE IN SHAREHOLDERS'
       MEETINGS, ARGENTINEAN COMPANIES MAY REQUEST
       FOREIGN SHAREHOLDERS TO PROVIDE PROOF OF THEIR
       REGISTRATION AT THE SUPERINTENDENCY OF CORPORATIONS
       [INSPECCION GENERAL DE JUSTICIA].

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No Action
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2010 AT 11:05 AM. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1      Approve to consideration of the special consolidated      Mgmt          No Action
       merger balance sheet of Cubecrop Argentina
       S.A, and telecom Argentina S.A, prepared to
       31 DEC 2008, and the corresponding report from
       the oversight committee

2      Approve to consideration of the Premerger Agreement       Mgmt          No Action
       signed by Cubecorp Argentina S.A, as the Company
       being merged, which will dissolve without being
       Liquidated, on the one side, and on the other
       side, by Telecom Argentina S.A, as the Company
       carrying out the merger, approved by the Board
       of Directors on 06 MAR 2009

3      Approve to designation of the persons with authority      Mgmt          No Action
       to sign the definitive merger agreement and
       complementary documentation and of the persons
       charged with carrying out the steps relative
       to the approval and registration of the merger




--------------------------------------------------------------------------------------------------------------------------
 TELECOM ARGENTINA, S.A.                                                                     Agenda Number:  933135231
--------------------------------------------------------------------------------------------------------------------------
        Security:  879273209
    Meeting Type:  Special
    Meeting Date:  09-Sep-2009
          Ticker:  TEO
            ISIN:  US8792732096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     1.A) EXPLANATION OF THE REASONS WHY THE ORDINARY          Mgmt          For                            For
       SHAREHOLDERS MEETING IS HELD OUTSIDE THE TERM
       PRESCRIBED FOR SUCH MEETING. 1.B) APPOINTMENT
       OF TWO SHAREHOLDERS TO APPROVE AND SIGN THE
       MINUTES OF THE MEETING.

02     REVIEW OF THE DOCUMENTS PROVIDED FOR IN SECTION           Mgmt          For                            For
       234, SUBSECTION 1 OF LAW NO 19,550, THE COMISION
       NACIONAL DE VALORES REGULATION AND THE LISTING
       REGULATIONS OF THE BOLSA DE COMERCIO DE BUENOS
       AIRES, AND OF THE ACCOUNTING ENGLISH LANGUAGE
       DOCUMENTS REQUIRED BY THE U.S. SECURITIES &
       EXCHANGE COMMISSION REGULATION FOR THE 20TH
       FISCAL YEAR ENDED ON DECEMBER 31, 2008.

03     CONSIDERATION OF THE NET INCOME FOR THE FISCAL            Mgmt          For                            For
       YEAR AND THE PROPOSAL OF THE BOARD OF DIRECTORS
       TO ALLOCATE THE AMOUNT OF P$12,633,414.- (5%
       OF THE FISCAL YEAR NET INCOME AFTER PREVIOUS
       FISCAL YEARS ADJUSTMENTS AND LOSS DEDUCTION)
       TO THE LEGAL RESERVE AND TO USE THE BALANCE
       OF THE ACCUMULATED EARNINGS AS OF DECEMBER
       31, 2008 (P$240,034,873.-) TO PARTIALLY RECONSTITUTE
       THE LEGAL RESERVE WHICH HAD BEEN ALLOCATED
       TO ABSORB THE ACCUMULATED LOSS AS OF DECEMBER
       31, 2005 (P$277,242,773.-).

04     REVIEW OF THE PERFORMANCE OF THE BOARD OF DIRECTORS       Mgmt          For                            For
       AND THE SUPERVISORY COMMITTEE ACTING DURING
       THE 20TH FISCAL YEAR AND UNTIL THE DATE OF
       THIS SHAREHOLDERS' MEETING.

05     DETERMINATION OF THE BOARD OF DIRECTORS' COMPENSATION     Mgmt          For                            For
       (P$4,700,000 - PROPOSED AMOUNT) FOR THE FISCAL
       YEAR ENDED ON DECEMBER 31, 2008, REPRESENTING
       1.93% OF ACCOUNTABLE EARNINGS.

06     AUTHORIZATION OF THE BOARD OF DIRECTORS TO MAKE           Mgmt          For                            For
       ADVANCE PAYMENTS OF FEES FOR UP TO P$4,000,000,
       PAYABLE TO THOSE DIRECTORS ACTING DURING THE
       21ST FISCAL YEAR, AD-REFERENDUM TO THE DECISION
       TO BE APPROVED BY THE SHAREHOLDERS REVIEWING
       THE DOCUMENTS OF SUCH FISCAL YEAR AT THE SHAREHOLDERS'
       MEETING.

07     DETERMINATION OF THE FEES PAYABLE TO THE SUPERVISORY      Mgmt          For                            For
       COMMITTEE ACTING DURING THE 20TH FISCAL YEAR
       IN THE AMOUNT OF P$720,000. AUTHORIZATION TO
       MAKE ADVANCES TO THE MEMBERS OF THE SUPERVISORY
       COMMITTEE WHO WILL ACT DURING THE 21ST FISCAL
       YEAR, CONTINGENT ON THE DECISION BEING ADOPTED
       BY THE SHAREHOLDERS REVIEWING THE DOCUMENTS
       OF SUCH FISCAL YEAR AT THE SHAREHOLDERS' MEETING.

08     DETERMINATION OF THE NUMBER OF THE REGULAR AND            Mgmt          For                            For
       ALTERNATE DIRECTORS FOR THE 21ST FISCAL YEAR
       AND THEIR ELECTION.

09     ELECTION OF THE REGULAR AND ALTERNATE MEMBERS             Mgmt          For                            For
       OF THE SUPERVISORY COMMITTEE FOR THE 21ST FISCAL
       YEAR.

10     CONSIDERATION OF THE RESOLUTION PASSED BY THE             Mgmt          For                            For
       BOARD OF DIRECTORS PROVIDING THAT THE ACCOUNTING
       FIRM "PRICE WATERHOUSE & CO. S.R.L" WOULD CONTINUE
       TO ACT AS INDEPENDENT AUDITORS OF THE FINANCIAL
       STATEMENTS FOR THE 21ST FISCAL YEAR UNTIL THIS
       ORDINARY SHAREHOLDERS' MEETING IS HELD. EVENTUAL
       RATIFICATION OF SUCH RESOLUTION. APPOINTMENT
       OF THE INDEPENDENT AUDITORS FOR THE 21ST FISCAL
       YEAR AND DETERMINATION OF THEIR COMPENSATION
       AS WELL AS THEIR COMPENSATION CORRESPONDING
       TO THE FISCAL ENDED DECEMBER 31, 2008.

11     CONSIDERATION OF THE BUDGET TO BE ASSIGNED TO             Mgmt          For                            For
       THE AUDIT COMMITTEE FOR FISCAL YEAR 2009.

12     REVIEW OF THE MERGER SPECIAL CONSOLIDATED BALANCE         Mgmt          For                            For
       SHEET OF CUBECORP ARGENTINA S.A. AND TELECOM
       ARGENTINA S.A., PREPARED AS OF DECEMBER 31,
       2008 AND THE RELEVANT REPORT MADE BY THE SUPERVISORY
       COMMITTEE.

13     REVIEW OF THE PRELIMINARY MERGER AGREEMENT EXECUTED       Mgmt          For                            For
       BY CUBECORP ARGENTINA S.A. (AS THE ACQUIRED
       ENTITY WHICH WILL BE DISSOLVED WITHOUT LIQUIDATION)
       AND TELECOM ARGENTINA S.A. (AS THE SURVIVING
       ENTITY) AND APPROVED BY TELECOM'S BOARD OF
       DIRECTORS ON MARCH 6, 2009.

14     APPOINTMENT OF THE PERSONS AUTHORIZED TO EXECUTE          Mgmt          For                            For
       THE FINAL MERGER AGREEMENT AND SUPPLEMENTARY
       DOCUMENTS.

15     APPOINTMENT OF THE PERSONS RESPONSIBLE FOR THE            Mgmt          For                            For
       PROCEEDINGS NECESSARY FOR THE APPROVAL AND
       REGISTRATION OF THE MERGER.




--------------------------------------------------------------------------------------------------------------------------
 TELECOM ARGENTINA, S.A.                                                                     Agenda Number:  933243470
--------------------------------------------------------------------------------------------------------------------------
        Security:  879273209
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2010
          Ticker:  TEO
            ISIN:  US8792732096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPOINTMENT OF TWO SHAREHOLDERS TO APPROVE AND            Mgmt          For                            For
       SIGN THE MINUTES.

03     CONSIDERATION OF THE DOCUMENTS PROVIDED FOR               Mgmt          For                            For
       IN SECTION 234, SUBSECTION 1 OF LAW 19,550,
       THE RULES OF THE COMISION NACIONAL DE VALORES
       AND THE LISTING REGULATIONS OF THE BOLSA DE
       COMERCIO DE BUENOS AIRES, AND OF THE ACCOUNTING
       DOCUMENTS IN ENGLISH REQUIRED BY THE RULES
       OF THE U.S. SECURITIES AND EXCHANGE COMMISSION
       FOR FISCAL YEAR 2008.

04     CONSIDERATION OF FISCAL YEAR 2008 RESULTS AND             Mgmt          For                            For
       OF THE BOARD OF DIRECTORS' PROPOSAL TO ALLOCATE
       THE AMOUNT OF P$ 12,633,414.- (5% OF THE FISCAL
       YEAR INCOME AFTER PREVIOUS FISCAL YEARS' ADJUSTMENTS
       AND LOSS DEDUCTION) TO THE STATUTORY RESERVE
       AND USE THE BALANCE OF THE RETAINED EARNINGS
       AS OF DECEMBER 31, 2008 (P$ 240,034,873.-)
       TO PARTLY REINSTATE THE STATUTORY RESERVE WHICH
       WAS ALLOCATED TO OFFSET THE ACCUMULATED DEFICIT
       AS OF DECEMBER 31, 2005 (P$ 277,242,773.-).

05     CONSIDERATION OF THE DOCUMENTS PROVIDED FOR               Mgmt          For                            For
       IN SECTION 234, SUBSECTION 1 OF LAW 19,550,
       THE RULES OF THE COMISION NACIONAL DE VALORES
       AND THE LISTING REGULATIONS OF THE BOLSA DE
       COMERCIO DE BUENOS AIRES, AND OF THE ACCOUNTING
       DOCUMENTS IN ENGLISH REQUIRED BY THE RULES
       OF THE U.S. SECURITIES AND EXCHANGE COMMISSION
       FOR THE TWENTY-FIRST FISCAL YEAR ENDED ON DECEMBER
       31, 2009 ("FISCAL YEAR 2009").

06     CONSIDERATION OF FISCAL YEAR 2009 RESULTS AND             Mgmt          For                            For
       OF THE BOARD OF DIRECTORS' PROPOSAL FOR THE
       ALLOCATION OF THE RETAINED EARNINGS AS OF DECEMBER
       31, 2009, PROPOSAL THAT INCLUDES A CASH DIVIDEND
       DISTRIBUTION FOR A TOTAL OF P$ 1,053,287,646.-,
       TO BE PAID IN TWO INSTALLMENTS ON MAY 5, 2010
       (P$ 689,066,685.-) AND ON DECEMBER 20, 2010
       (P$ 364,220,961.-).

07     CONSIDERATION OF BOARD OF DIRECTORS' AND SUPERVISORY      Mgmt          For                            For
       COMMITTEE'S PERFORMANCE FROM APRIL 29, 2008
       TO THE DATE OF THIS SHAREHOLDERS' MEETING.

08     CONSIDERATION OF BOARD OF DIRECTORS' COMPENSATION         Mgmt          For                            For
       FOR THE SERVICES RENDERED FROM THE DATE OF
       THEIR APPOINTMENT AT THE SHAREHOLDERS' MEETING
       HELD ON APRIL 29, 2008 TO DATE. PROPOSAL TO
       PAY THE GLOBAL AND AGGREGATE AMOUNT OF P$ 7,700,000.-
       WHICH REPRESENTS 0.48% OF THE AGGREGATE OF
       "ACCOUNTABLE EARNINGS" FOR FISCAL YEARS 2008
       AND 2009.

09     AUTHORIZATION TO THE BOARD OF DIRECTORS TO MAKE           Mgmt          For                            For
       ADVANCE PAYMENTS OF FEES FOR UP TO P$ 4,500,000.-
       TO THOSE DIRECTORS ACTING DURING THE TWENTY-SECOND
       FISCAL YEAR (FROM THE DATE OF THIS MEETING
       UNTIL THE DATE OF THE MEETING THAT APPOINTS
       THEIR SUCCESSORS), CONTINGENT UPON THE DECISION
       APPROVED AT THE SHAREHOLDERS' MEETING CONSIDERING
       THE DOCUMENTS OF SUCH FISCAL YEAR.

10     CONSIDERATION OF SUPERVISORY COMMITTEE MEMBERS'           Mgmt          For                            For
       COMPENSATION FOR SERVICES RENDERED FROM DATE
       OF THEIR APPOINTMENT AT SHAREHOLDERS MEETING
       HELD ON APRIL 29, 2008 TO DATE. PROPOSAL FOR
       PAYMENT OF GLOBAL AND AGGREGATE AMOUNT OF P$
       1,188,000.- AUTHORIZATION TO MAKE ADVANCE PAYMENTS
       UP TO P$700,000.- TO THOSE MEMBERS OF SUPERVISORY
       COMMITTEE ACTING DURING TWENTY-SECOND FISCAL
       YEAR (FROM DATE OF MEETING UNTIL DATE OF MEETING
       THAT APPOINTS THEIR SUCCESSORS), CONTINGENT
       UPON DECISION APPROVED AT SHAREHOLDERS' MEETING
       REVIEWING THE DOCUMENTS OF SUCH FISCAL YEAR.

11     DETERMINATION OF THE NUMBER OF DIRECTORS AND              Mgmt          For                            For
       ALTERNATE DIRECTORS FOR THE TWENTY-SECOND FISCAL
       YEAR ("FISCAL YEAR 2010").

12     ELECTION OF DIRECTORS AND ALTERNATE DIRECTORS             Mgmt          For                            For
       FOR FISCAL YEAR 2010.

13     DETERMINATION OF THE NUMBER OF MEMBERS AND ALTERNATE      Mgmt          For                            For
       MEMBERS OF THE SUPERVISORY COMMITTEE FOR FISCAL
       YEAR 2010 AND THEIR ELECTION.

14     CONSIDERATION OF THE BOARD OF DIRECTORS' RESOLUTION       Mgmt          For                            For
       TO KEEP PRICEWATERHOUSE & CO S.R.L. AS INDEPENDENT
       AUDITORS FOR FISCAL YEAR 2009 FINANCIAL STATEMENTS.

15     DETERMINATION OF COMPENSATION FOR INDEPENDENT             Mgmt          For                            For
       AUDITORS FOR FISCAL YEARS 2008 AND 2009 FINANCIAL
       STATEMENTS.

16     APPOINTMENT OF INDEPENDENT AUDITORS FOR FISCAL            Mgmt          For                            For
       YEAR 2010 FINANCIAL STATEMENTS AND DETERMINATION
       OF THEIR COMPENSATION.

17     REPORT ON AUDIT COMMITTEE'S EXPENSES DURING               Mgmt          For                            For
       FISCAL YEAR 2009 AND CONSIDERATION OF AUDIT
       COMMITTEE'S BUDGET FOR FISCAL YEAR 2010.

18     CONSIDERATION OF THE MERGER SPECIAL CONSOLIDATED          Mgmt          For                            For
       BALANCE SHEET OF CUBECORP ARGENTINA S.A. AND
       TELECOM ARGENTINA S.A., PREPARED AS OF DECEMBER
       31, 2008 AND THE RELEVANT REPORT MADE BY THE
       SUPERVISORY COMMITTEE.

19     CONSIDERATION OF THE PRELIMINARY MERGER AGREEMENT         Mgmt          For                            For
       EXECUTED BY CUBECORP ARGENTINA S.A. (AS THE
       ACQUIRED COMPANY WHICH WILL BE WOUND UP WITHOUT
       LIQUIDATION) AND TELECOM ARGENTINA S.A. (AS
       THE SURVIVING COMPANY) APPROVED BY THE BOARD
       OF DIRECTORS OF THE LATTER ON MARCH 6, 2009.

20     APPOINTMENT OF THE INDIVIDUALS AUTHORIZED TO              Mgmt          For                            For
       EXECUTE THE FINAL MERGER AGREEMENT AND SUPPLEMENTARY
       DOCUMENTS AND OF THE INDIVIDUALS IN CHARGE
       OF TAKING THE STEPS NECESSARY FOR THE APPROVAL
       OF THE MERGER AND ITS REGISTRATION.

21     MODIFICATION OF THE DISAPPROVAL OF GERARDO WERTHEIN'S     Mgmt          For                            For
       PERFORMANCE DURING THE NINETEENTH FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 TELECOM EGYPT S A E                                                                         Agenda Number:  702046396
--------------------------------------------------------------------------------------------------------------------------
        Security:  M87886103
    Meeting Type:  OGM
    Meeting Date:  29-Jul-2009
          Ticker:
            ISIN:  EGS48031C016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No Action
       ID 596240 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.A    Elect the Board of Directors' Members for a               Mgmt          No Action
       new period of 3 years in accordance to the
       expiration of the current period on 11 AUG
       2009, according to Article No 21 from the Company's
       basic decree that election will include 11
       Members as follows: 7 members to be elected
       by the prime minister with regards to the proposal
       of the Minister of Communications and Information
       Technology

1.B    Elect the Board of Directors' Members for a               Mgmt          No Action
       new period of 3 years in accordance to the
       expiration of the current period on 11 AUG
       2009, according to Article No 21 from the Company's
       basic decree that election will include 11
       Members as follows: 1 member to represent the
       Company's labor to be elected by the Communication
       Labor Union

1.C    Elect the Board of Directors' Members for a               Mgmt          No Action
       new period of 3 years in accordance to the
       expiration of the current period on 11 AUG
       2009, according to Article No 21 from the Company's
       basic decree that election will include 11
       Members as follows: 3 Independent Members to
       be elected by the shareholders that hold no
       less than 1% of the Company's shares; the Independent
       Members have to fulfill the following requirements:
       i) not to be an employee in the Company or
       in any other relevant Companies; ii) not to
       have any substantial transactions with the
       Company within the last 3 years; iii) have
       not received any additional fees other than
       the Board of Directors' allowances and incentives;
       iv) not to have any relative relations with
       any of the Board of Directors' Members; v)
       not to be a Board of Directors' Member in any
       of the relative Companies or have any relation
       with the Company's Board of Directors' Members
       trough other Companies; vi) not to have any
       substantial contribution in the Company; vii)
       not to be working in the Company's Board of
       Directors' for more than 9 years

2.     Approve the establishment of a Holdings Company           Mgmt          No Action
       owned by Telecom Egypt Company according to
       Law No. 95




--------------------------------------------------------------------------------------------------------------------------
 TELECOM EGYPT S A E                                                                         Agenda Number:  702293084
--------------------------------------------------------------------------------------------------------------------------
        Security:  M87886103
    Meeting Type:  OGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  EGS48031C016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Receive the Board of Directors report and its             Mgmt          No Action
       financial positions for the FYE 31 DEC 2009

2      Receive the Board of Directors report and its             Mgmt          No Action
       financial statement for the FYE 31 DEC 2009

3      Approve the financial statement for the YE 31             Mgmt          No Action
       DEC 2009

4      Approve to release of Board of Directors responsibility   Mgmt          No Action
       upon FYE 31 DEC 2009

5      Approve to decide the allowances paid to Board            Mgmt          No Action
       of Directors for attending     their meetings

6      Appointment of the Auditors for the new FY 2010           Mgmt          No Action
       and decide their fees

7      Approve the profit distribution                           Mgmt          No Action

8      Approve the 2009 donations and delegate Board             Mgmt          No Action
       of Directors to give donations  during 2010

9      Approve the netting contracts with other parties          Mgmt          No Action

10     Approve the selling mobile control land in Giza           Mgmt          No Action
       to the National Telecom       Regulatory Authority

11     Approve the agreement to extend the service               Mgmt          No Action
       of Mr. Abdel Hamed Mahmoud Hamdy, Deputy Head
       of Human Resources to 04 AUG 2010




--------------------------------------------------------------------------------------------------------------------------
 TELECOM EGYPT S A E                                                                         Agenda Number:  702308811
--------------------------------------------------------------------------------------------------------------------------
        Security:  M87886103
    Meeting Type:  EGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  EGS48031C016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1      Amend the Articles from the  Company basic decree         Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TELECOM EGYPT S A E                                                                         Agenda Number:  702496969
--------------------------------------------------------------------------------------------------------------------------
        Security:  M87886103
    Meeting Type:  OGM
    Meeting Date:  20-Jun-2010
          Ticker:
            ISIN:  EGS48031C016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Approve to discuss the distributing cash dividends        Mgmt          No Action
       from the retained earnings stated in the Companys
       balance sheet for the FYE 31 DEC 2010 that
       was         approved by the OGM held on 31
       MAR 2010

2      Approv to continue the service of engineer Mohamed        Mgmt          No Action
       Abdel Reheem Hasanen the   vice Chief Executive
       Officer for maintenance and production for
       one year      starting 18 JAN 2011

3      Approve to continue the service of Engineer               Mgmt          No Action
       El Sayed Mohamed El Desouky the   vice Chief
       Executive Officer for projects implementation
       for one year         starting 26 JAN 2011




--------------------------------------------------------------------------------------------------------------------------
 TELECOMUNICACOES DE SAO PAULO SA - TELESP                                                   Agenda Number:  702181277
--------------------------------------------------------------------------------------------------------------------------
        Security:  P90337109
    Meeting Type:  EGM
    Meeting Date:  30-Dec-2009
          Ticker:
            ISIN:  BRTLPPACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

I      Approve the ratification, nomination and hiring           Mgmt          For                            For
       of the specialized Company,   Hirashima Associados
       Ltda, appointed by the Managements of the Company
       and of A. Telecom S.A for the preparation of
       the valuation report necessary for the  discussion
       concerning the spin off of A. Telecom, with
       the merger, by the     Company, of the transferred
       part of the net assets

II     Approve to examine and discuss the  i  protocol           Mgmt          For                            For
       and justification of the spin off of A. Telecom,
       with the merger of the transferred assets by
       Telecomunicacoes De Sao Paulo
       S.A. Telesp;  ii  the valuation report prepared
       by the specialized Company mentioned in item
       i  above;  iii  and the merger  of the transferred
       part of the net assets of A. Telecom by the
       Company

       PLEASE NOTE THAT VOTES IN FAVOR 'AND' AGAINST             Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TELECOMUNICACOES DE SAO PAULO SA - TELESP                                                   Agenda Number:  702306261
--------------------------------------------------------------------------------------------------------------------------
        Security:  P90337109
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2010
          Ticker:
            ISIN:  BRTLPPACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve the administrators accounts and vote              Mgmt          For                            For
       on the financial statements      regarding
       the FY ending on 31 DEC 2009

2      Approve the destination of the year end results           Mgmt          For                            For
       of 2009

3      Elect the Members of the Board of Directors               Mgmt          For                            For

4      Elect the Members of the finance committee                Mgmt          For                            For

5      Approve to set the remuneration of the administrators     Mgmt          For                            For
       and of the finance      committee




--------------------------------------------------------------------------------------------------------------------------
 TELECOMUNICACOES DE SAO PAULO SA - TELESP                                                   Agenda Number:  702307960
--------------------------------------------------------------------------------------------------------------------------
        Security:  P90337117
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2010
          Ticker:
            ISIN:  BRTLPPACNPR5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      To receive the administrators accounts, to examine,       Non-Voting    No vote
       discuss and vote on the   financial statements
       regarding the FYE on 31 DEC 2009

2      Destination of the YE results of 2009                     Non-Voting    No vote

3      Elect the members of the Board of Directors               Mgmt          For                            For

4      Elect the members of the Finance Committee                Mgmt          For                            For

5      To set the remuneration of the administrators             Non-Voting    No vote
       and of the finance committee




--------------------------------------------------------------------------------------------------------------------------
 TELEFONICA O2 CZECH REP A S                                                                 Agenda Number:  702337709
--------------------------------------------------------------------------------------------------------------------------
        Security:  X89734101
    Meeting Type:  OGM
    Meeting Date:  07-May-2010
          Ticker:
            ISIN:  CZ0009093209
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Opening                                                   Mgmt          For                            For

2      Approve the rules of procedure of the general             Mgmt          For                            For
       meeting and the election of the Chairman of
       the general meeting, the minutes clerk, minutes
       verifiers and     persons to count the votes

3      Receive the report by the Board of Directors              Mgmt          For                            For
       on business activities of the    Company and
       situation of its assets as a part of the annual
       report of the     Company for the year 2009

4      Approve the information on the results of inspection      Mgmt          For                            For
       activities of the        Company's Supervisory
       Board, including information on review of the
       report on relations among interconnected entities

5      Approve the Companys financial statements for             Mgmt          For                            For
       the year 2009

6      Approve the resolution on distribution of the             Mgmt          For                            For
       Company profit for 2009 and     retained Company
       profit from previous years and, as the case
       may be, other    available funds of the Company,
       and determination of royalties for 2009

7      Amend the Company's Articles of Association               Mgmt          For                            For

8      Approve to recall the Members of the Supervisory          Mgmt          For                            For
       Board except for those       elected by the
       Company employees in accordance with Section
       200 of the        commercial code

9      Election of the Company's Supervisory Board               Mgmt          For                            For
       Members

10     Approve the agreements on performance of the              Mgmt          For                            For
       office of the Company's          Supervisory
       Board Members

11     Approve to recall the Members of the Audit Committee      Mgmt          For                            For

12     Election of Members of the Audit Committee                Mgmt          For                            For

13     Approve the agreements on performance of the              Mgmt          For                            For
       office of the Audit Committee    Members

14     Conclusion                                                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TELEFONOS DE MEXICO S A B DE C V                                                            Agenda Number:  702335539
--------------------------------------------------------------------------------------------------------------------------
        Security:  P90413132
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  MXP904131325
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Ratify the Members of the Board of Directors              Mgmt          For                            For
       who are to be appointed by the   series L shareholders

2      Approve the delegation of the delegates to carry          Mgmt          For                            For
       out and formalize the        resolutions passed
       by the meeting




--------------------------------------------------------------------------------------------------------------------------
 TELEFONOS DE MEXICO SAB DE CV                                                               Agenda Number:  702158723
--------------------------------------------------------------------------------------------------------------------------
        Security:  P90413132
    Meeting Type:  OGM
    Meeting Date:  01-Dec-2009
          Ticker:
            ISIN:  MXP904131325
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Approve the presentation and, as the case may             Mgmt          For                            For
       be, approval of a Board of Directors, proposal,
       in order to pay an Extraordinary Dividend in
       cash  of MXP 0.40 per each outstanding share,
       against the Company's Accumulated Profits,
       payable in one installment as of 17 DEC 2009;
       resolutions in connection thereto

II.    Approve the agreements on the formalization               Mgmt          For                            For
       and compliance with the resolutions adopted
       by the meeting and appointment of special delegates




--------------------------------------------------------------------------------------------------------------------------
 TELEKOM MALAYSIA BHD                                                                        Agenda Number:  702362675
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8578H118
    Meeting Type:  AGM
    Meeting Date:  06-May-2010
          Ticker:
            ISIN:  MYL4863OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE BE ADVISED THAT FOR THIS MEETING, THE              Non-Voting    No vote
       COMPANY ALLOWS THE APPOINTMENT   OF ONLY ONE
       (1) PROXY IN RESPECT OF EACH SECURITIES ACCOUNT
       ELIGIBLE TO VOTE. GENERALLY, PUBLIC LIMITED
       COMPANY (PLC) ALLOWS APPOINTMENT OF TWO (2)
       PROXIES FOR EACH SECURITIES ACCOUNT FOR THEIR
       MEETINGS. AS SUCH, PLEASE TAKE NOTE OF  THIS
       EXCEPTION IN MANAGING YOUR CLIENTS' VOTING
       INSTRUCTIONS FOR SUBMISSION.  THANK YOU.

1      Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 DEC 2009 together     with the reports
       of the Directors and the Auditors thereon

2      Declare a final gross dividend of 13.0 sen per            Mgmt          For                            For
       share  less 25.0% Income Tax   in  respect
       of the FYE 31 DEC 2009

3      Re-elect Datuk Dr Halim Shafie, who was appointed         Mgmt          For                            For
       to the Board during the     year and who retires
       pursuant to Article 98(2) of the Company's
       Articles of   Association

4      Re-elect Dato' Zalekha Hassan as a Director,              Mgmt          For                            For
       who retire by rotation pursuant  to Article
       103 of the Company's Articles of Association

5      Re-elect YB Datuk Nur Jazlan Tan Sri Mohamed              Mgmt          For                            For
       as a Director, who retire by     rotation pursuant
       to Article 103 of the Company's Articles of
       Association

6      Approve the payment of Directors' fees of MYR             Mgmt          For                            For
       1,116,000.00 for the FYE 31 DEC 2009

7      Re-appoint Messrs. PricewaterhouseCoopers having          Mgmt          For                            For
       consented to act as Auditors of the Company
       for the FYE 31 DEC 2010 and authorize the Directors
       to fix     their remuneration

8      Approve, subject to the Main Market Listing               Mgmt          For                            For
       Requirements of Bursa Malaysia    Securities
       Berhad (Bursa Securities), for Telekom Malaysia
       Berhad (the        Company) and/or its subsidiaries
       to enter into recurrent related party
       transactions of a revenue or trading nature
       as set out in APPENDIX I of the   Circular
       to Shareholders dispatched together with the
       Company's 2009 Annual   Report, which are necessary
       for the day-to-day operations provided such
       transactions are entered into in the
       ordinary course of business and are on   normal
       commercial terms not more favourable to the
       related party than those   generally available
       to the public and are not detrimental to the
       minority     shareholders of the Company; CONTD.

-      CONTD. such approval shall continue to be in              Non-Voting    No vote
       full force and effect until: a.  the conclusion
       of the next AGM of the Company at which time
       the authority     will lapse, unless the authority
       is renewed by a resolution passed at such
       general meeting; b. the expiration of the
       period within which the Company's   next AGM
       is required to be held under Section 143(1)
       of the Companies Act,    1965 (Act) (but shall
       not extend to such extension as may be allowed
       pursuant to Section 143(2) of the Act); or
       c. revoked or varied by resolution passed
       by the shareholders of the Company at a general
       meeting, whichever is         earlier; authorize
       the Board of Directors of the Company to complete
       and do   all such acts, deeds and things (including
       executing such documents under the common seal
       in accordance with the provisions of the Articles
       of Association  of the Company, as may be required)
       to give effect to the Proposed Renewal of the
       Shareholders' Mandate

S.1    Amend the Articles of Association of the Company          Mgmt          For                            For
       in the form and manner as    set out in APPENDIX
       II of the Circular to Shareholders dispatched
       together    with the Company's 2009 Annual
       Report; and authorize the Board of Directors
       of the Company to do all such acts, deeds
       and things as are necessary and/or  expedient
       in order to give full effect to the Proposed
       Amendments to the      Articles with full powers
       to assent to any conditions, modifications
       and/or   amendments as may be required by any
       relevant authorities

-      Transact any other business of the Company                Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TELEMAR NORTE LESTE SA, RIO DE JANEIRO                                                      Agenda Number:  702325401
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9037H103
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2010
          Ticker:
            ISIN:  BRTMARACNPA7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 3 ONLY. THANK    YOU.

1      To take knowledge of the Directors accounts,              Non-Voting    No vote
       examine, discuss and approve the Board of Directors
       report and the financial statements for the
       FYE 31 DEC     2009, accompanied by the Independent
       Auditors opinion

2      To approve the distribution of net profits from           Non-Voting    No vote
       the 2009 FY and the payment   of profit sharing
       to the employees in accordance with that which
       is provided  for in Article 41 of the Corporate
       Bylaws

3      Elect the Members of the Finance Committee and            Mgmt          For                            For
       their respective substitutes

4      To decide on the remuneration for Administrators          Non-Voting    No vote
       and Members of the Finance   Committee




--------------------------------------------------------------------------------------------------------------------------
 TELKOM SA LTD                                                                               Agenda Number:  702077086
--------------------------------------------------------------------------------------------------------------------------
        Security:  S84197102
    Meeting Type:  AGM
    Meeting Date:  16-Sep-2009
          Ticker:
            ISIN:  ZAE000044897
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial statements for               Mgmt          For                            For
       the YE 31 MAR 2009

2.     Re-elect Mr. D.D. Barber as a Director, who               Mgmt          For                            For
       retires by rotation in terms of the Company's
       Articles of Association

3.     Re-appoint Ernst and Young Inc as the Auditors            Mgmt          For                            For
       of the Company, to hold office until the conclusion
       of the next AGM of the Company and to note
       that the individual registered Auditor who
       will undertake the audit during the FY ending
       31 MAR 2010 is Mr. R. Hillen

4.S.1  Amend the Articles 1.1.1.58 in line 4 the words           Mgmt          For                            For
       "and the Company Subsidiaries expressly include
       Vodacom and its subsidiaries" and 1.1.1.66
       are deleted from the Articles

5.S.2  Authorize the Directors of the Company to approve         Mgmt          For                            For
       the purchase by the Company, or by any of its
       subsidiaries, of the Company's ordinary shares
       subject to the provisions of the Companies
       Act, 1973, as amended, and the Listings Requirements
       of JSE Limited [JSE] provided that: any general
       purchase by the Company and or any of its subsidiaries
       of the Company's ordinary shares in issue shall
       not, in aggregate, in any 1 FY, exceed 20%
       of the Company's issued ordinary share capital
       at the time that the authority is granted;
       no acquisition may he made at a price more
       than 10 % above the weighted average of the
       market value of the ordinary share for the
       5 business days immediately preceding the date
       of such acquisition; the repurchase at the
       ordinary shares are effected through the order
       book operated by the JSE trading system and
       done without any prior understanding or arrangement
       between the Company and the counter party [reported
       trades are prohibited]; the Company may only
       appoint one agent at any paint in time to effect
       any repurchase[s] base(s) on the Company's
       behalf; the Company or its subsidiary may not
       repurchase ordinary shares during a prohibited
       period; should the Company or any subsidiary
       cumulatively repurchase, redeem or cancel 3%
       of the initial number of the Company's ordinary
       shares in terms of this general authority and
       for each 3% in aggregate of the initial number
       of that class required thereafter in terms
       of this general authority, and announcement
       shall be made in terms of this Listing Requirements
       of the JSE; [Authority expires the earlier
       of the conclusion of the Company's next AGM
       or 15 months]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION 4. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TELMEX INTERNACIONAL SAB DE CV                                                              Agenda Number:  702166097
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9043M104
    Meeting Type:  OGM
    Meeting Date:  15-Dec-2009
          Ticker:
            ISIN:  MX01TE090014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Ratify the appointment of a provisional Director;         Mgmt          For                            For
       resolutions in connection thereto

2.     Appoint a Director; resolutions in connection             Mgmt          For                            For
       thereto

3.     Receive the report on the compliance of the               Mgmt          For                            For
       obligation contained in Article 86, paragraph
       XX of the Income Tax Law; resolutions in connection
       thereto

4.     Appoint the delegates to carry out and formalize          Mgmt          For                            For
       the resolutions adopted by the meeting; resolutions
       in connection thereto




--------------------------------------------------------------------------------------------------------------------------
 TELMEX INTERNACIONAL SAB DE CV                                                              Agenda Number:  702335541
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9043M104
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  MX01TE090014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the designation or ratification, as               Mgmt          For                            For
       the case may be, of the Members   of the Board
       of Directors who are to be appointed by the
       Series l             shareholders; resolutions
       in this regard

2      Approve the designation of delegates to carry             Mgmt          For                            For
       out and formalize the           resolutions
       passed by the meeting; resolutions in this
       regard




--------------------------------------------------------------------------------------------------------------------------
 TENAGA NASIONAL BERHAD                                                                      Agenda Number:  702157973
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85859109
    Meeting Type:  AGM
    Meeting Date:  15-Dec-2009
          Ticker:
            ISIN:  MYL5347OO009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 AUG 2009 together with the reports
       of the Directors and Auditors thereon

2.     Approve the declaration of final gross dividend           Mgmt          For                            For
       of 10.0 sen per ordinary share less Income
       Tax of 25% and a tax exempt dividend of 2.3
       sen per ordinary share for the FYE 31 AUG 2009

3.     Approve the payment of Directors' fees of MYR             Mgmt          For                            For
       538,150.00 for the FYE 31 AUG 2009

4.     Re-elect Dato' Puteh Rukiah Binti Abd Majid               Mgmt          For                            For
       as a Director, who retire in accordance with
       Article 135 of the Company's Articles of Association

5.     Re-elect Tan Sri Dato' Lau Yin Pin @ Lau Yen              Mgmt          For                            For
       Beng  as a Director, who retire in accordance
       with Article 135 of the Company's Articles
       of Association

6.     Re-elect Dato' Mohammad Zainal Bin Shaari as              Mgmt          For                            For
       a Director, who retire in accordance with Article
       135 of the Company's Articles of Association

7.     Re-appoint Messrs. PricewaterhouseCoopers, having         Mgmt          For                            For
       consented to act, as the Auditors of the Company,
       to hold office until the conclusion of the
       next AGM ["AGM"] and authorize the Directors
       to fix their remuneration

8.     Authorize the Directors, pursuant to the TNB              Mgmt          For                            For
       Employees' Share Option Scheme II ["ESOS II"]
       as approved at the EGM ["EGM"] of the Company
       held on 29 MAY 2003, to issue shares in the
       Company at any time and in accordance with
       the terms and conditions of the said Scheme

9.     Authorize the Company, subject to compliance              Mgmt          For                            For
       with the Act, the Company's Memorandum and
       Articles of Association, the Main Market Listing
       Requirements of Bursa Malaysia Securities Berhad
       and all other applicable laws, guidelines,
       rules and regulations for the time being in
       force or as may be amended from time to time,
       and the approvals from all relevant authorities,
       to purchase such amount of ordinary shares
       of MYR 1.00 each in the Company's issued and
       paid-up ordinary share capital through Bursa
       Malaysia Securities Berhad upon such terms
       and conditions as the Directors of the Company
       ["Board"] may deem fit and expedient in the
       interest of the Company provided that: the
       aggregate number of shares purchased pursuant
       to this resolution shall not exceed 10% of
       the total issued and paid-up share capital
       of the Company ["Proposed Share Buy-Back"];
       the maximum amount of funds to be utilized
       for the purpose of the Proposed Share Buy-Back
       shall not exceed the Company's aggregate retained
       profits and/or share premium account at the
       time of purchase be allocated by the Company
       for the Proposed Share Buy-Back; [Authority
       expires at the earlier of the conclusion of
       the next AGM of the Company at which time the
       authority shall lapse unless by an ordinary
       resolution passed by the shareholders of the
       Company in a general meeting or the expiry
       of the period within which the next AGM of
       the Company is required by law to be held];
       the authority is revoked or varied by an ordinary
       resolution passed by the shareholders of the
       Company at a general meeting, whichever is
       the earlier; authorize the Board to decide
       in their discretion to retain the ordinary
       shares in the Company so purchased by the Company
       as treasury shares or to cancel them or a combination
       of both and/or to resell them on Bursa Malaysia
       Securities Berhad and/or to distribute them
       as share dividends; and to take such steps
       to give full effect to the Proposed Share Buy-Back
       with full power to assent to any conditions,
       modifications, variations and/or amendments
       as may be imposed by the relevant authorities
       and/or to do all such acts and things as the
       Board may deem fit and expedient in the best
       interest of the Company

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TENCENT HLDGS LTD                                                                           Agenda Number:  702319624
--------------------------------------------------------------------------------------------------------------------------
        Security:  G87572148
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  KYG875721485
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and Auditors for
       the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.1.a  Re-elect Mr. Zhang Zhidong as a Director                  Mgmt          For                            For

3.1.b  Re-elect Mr. Charles St Leger Searle as a Director        Mgmt          For                            For

3.2    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors'  remuneration

4      Re-appointment of Auditors and authorize the              Mgmt          For                            For
       Board of Directors to fix their  remuneration

5      Authorize the director, subject to paragraph              Mgmt          Against                        Against
       (c), a general mandate be and is hereby unconditionally
       granted to the Directors of the Company to
       exercise    during the Relevant Period all
       the powers of the Company to allot, issue and
       dispose of shares in the Company and to make
       or grant offers, agreements,     options or
       warrants which would or might require the exercise
       of such powers; b) the mandate in paragraph
       (a) shall authorize the Directors of the Company
       during the Relevant Period to make or grant
       offers, agreements and options    which would
       or might require the exercise of such powers
       after the end of the Relevant Period; c) the
       aggregate nominal value of share capital allotted
       or  agreed conditionally or unconditionally
       to be allotted  whether pursuant to   an option
       or otherwise  by the Directors of the Company
       pursuant to the       mandate in paragraph
       (a), CONTD..

-      ..CONTD otherwise than pursuant to i) a rights            Non-Voting    No vote
       issue, or ii) any option       scheme or similar
       arrangement for the time being adopted for
       the grant or     issue to the officers and/or
       employees of the Company and/or any of its
       subsidiaries of shares or rights to acquire
       shares of the Company or iii) any scrip dividend
       or similar arrangement pursuant to the articles
       of association of the Company from time to
       time, shall not exceed 20% of the aggregate
       nominal amount of the share capital of
       the Company in issue at the date of    this
       Resolution and the said mandate shall be limited
       accordingly; and        Authority expires the
       earlier of the conclusion of the next AGM or
       the        expiration of the period within
       which the next AGM is to be held by law

6      Authorize the Directors, a general mandate unconditionallyMgmt          For                            For
       granted to the     Directors of the Company
       to exercise during the Relevant Period all
       the       powers of the Company to purchase
       or otherwise acquire shares in the capital
       of the Company in accordance with all applicable
       laws and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong   Kong Limited, provided that the aggregate
       nominal amount of shares so         purchased
       or otherwise acquired shall not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of this       Resolution; and  Authority expires
       the earlier of the conclusion of the next
       AGM or the expiration of the period within
       which the next AGM is to be held   by law

7      Approve the conditional upon the passing of               Mgmt          For                            For
       Resolutions 5 and 6 set out in    the Notice
       convening this Meeting, the aggregate nominal
       amount of the shares which are purchased or
       otherwise acquired by the Company pursuant
       to          Resolution 6 shall be added to
       the aggregate nominal amount of the shares
       which may be issued pursuant to Resolution
       5

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TERRITORIAL GENERATION COMPANY NO 2 OJSC, YAROSLAVL                                         Agenda Number:  702107384
--------------------------------------------------------------------------------------------------------------------------
        Security:  X8983U101
    Meeting Type:  EGM
    Meeting Date:  10-Nov-2009
          Ticker:
            ISIN:  RU000A0JNGS7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the introduction of amendments and addenda        Mgmt          For                            For
       into the Charter of the Company




--------------------------------------------------------------------------------------------------------------------------
 TERRITORIAL GENERATION COMPANY NO 2 OJSC, YAROSLAVL                                         Agenda Number:  702430226
--------------------------------------------------------------------------------------------------------------------------
        Security:  X8983U101
    Meeting Type:  AGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  RU000A0JNGS7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 697559 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approve the annual report, accounting balance,            Mgmt          For                            For
       profit and losses statement

2      Approve the distribution of profit and losses             Mgmt          For                            For
       for FY 2009 (dividend payment)

3      Approve quantitative structure of Board of Directors      Mgmt          For                            For

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE NOTE THAT ONLY A VOTE
       "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS.

4.1    Election of Opadchiy Fedor Ur'evich as a Board            Mgmt          For                            For
       of Director

4.2    Election of Korolev Andrey Ur'evich as a Board            Mgmt          For                            For
       of Director

4.3    Election of Tihonov Andrey Ur'evich as a Board            Mgmt          For                            For
       of Director

4.4    Election of Bobrov Alexey Nikolaevich as a Board          Mgmt          For                            For
       of Director

4.5    Election of Alexandrovich Vladlen Lazarevich              Mgmt          For                            For
       as a Board of Director

4.6    Election of Bogachuk Nikolay Afanas'evich as              Mgmt          For                            For
       a Board of Director

4.7    Election of  Zatsepina Tat'yana Ur'evna as a              Mgmt          For                            For
       Board of Director

4.8    Election of Kutichkin Boris Konstantinovich               Mgmt          For                            For
       as a Board of Director

4.9    Election of  Maltsev Denis Igorevich as a Board           Mgmt          For                            For
       of Director

4.10   Election of Sergeev Alexey Evgen'evich as a               Mgmt          For                            For
       Board of Director

4.11   Election of Zarubin Petr Markovich as a Board             Mgmt          For                            For
       of Director

5.1    Election of Kopilova Snezhana Valer'evna to               Mgmt          For                            For
       Audit Committee

5.2    Election of Samsonova Nataliya Pavlovna to Audit          Mgmt          For                            For
       Committee

5.3    Election of Anohina Olga Borisovna to Audit               Mgmt          For                            For
       Committee

5.4    Election of Kulakov Vladimir Valer'evich to               Mgmt          For                            For
       Audit Committee

5.5    Election of Eremin Denis Veniaminovich to Audit           Mgmt          For                            For
       Committee

6      Approve the Auditor for 2010                              Mgmt          For                            For

7      Approve of the Chartered capital increase of              Mgmt          For                            For
       the OJSC "OGK-2" by placing of additional common
       stocks by means of the closed subscription




--------------------------------------------------------------------------------------------------------------------------
 TERRITORIAL GENERATION COMPANY NO 4 OJSC, TULA                                              Agenda Number:  702307201
--------------------------------------------------------------------------------------------------------------------------
        Security:  X89841104
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  RU000A0JNMZ0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report, accounting balance,            Mgmt          For                            For
       profit and losses statement    for 2009

2      Approve the profit and losses distribution for            Mgmt          For                            For
       2009, including dividend       payment announcement

3      Election of the Board of Directors                        Mgmt          For                            For

4      Election of the Audit Commission                          Mgmt          For                            For

5      Approve the Auditor                                       Mgmt          For                            For

6      Approve the new edition of the Charter of the             Mgmt          For                            For
       Company

7      Approve the new edition of the provision on               Mgmt          For                            For
       the Board of Directors

8      Approve the new edition of the provision on               Mgmt          For                            For
       the Executive Board of the        Company

9      Approve the new edition of the provision on               Mgmt          For                            For
       the Audit Commission

10     Approve the new edition of the provision on               Mgmt          For                            For
       the order of the general          shareholders
       meeting




--------------------------------------------------------------------------------------------------------------------------
 TEVA PHARMACEUTICAL INDS LTD                                                                Agenda Number:  702524403
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8769Q102
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  IL0006290147
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 707624 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the declaration that the interim dividend         Mgmt          For                            For
       on account of 2008 paid in 4 installments and
       totaling NIS 2.50 (approx USD 0.642) shall
       be final for 2009

2.1    Appointment of Abraham Cohen as a Director for            Mgmt          For                            For
       a period of 3 years

2.2    Appointment of Amir Elstein as a Director for             Mgmt          For                            For
       a period of 3 years

2.3    Appointment of Professor Roger Kornberg as a              Mgmt          For                            For
       Director for a period of 3 years

2.4    Appointment of Professor Moshe Many as a Director         Mgmt          For                            For
       for a period of 3 years

2.5    Appointment of Dan Proper as a Director for               Mgmt          For                            For
       a period of 3 years

3.     Re-appoint the Accountant-Auditors until the              Mgmt          For                            For
       next AGM, and authorize the Board to fix their
       fees

4.     Approve the 2010 Equity Incentive Plan                    Mgmt          For                            For

5.1    Approve the remuneration of Dr. Frost as Chairman         Mgmt          For                            For
       as follows: annual salary equivalent to USD
       385,702, meeting attendance fees as for the
       other Directors, provision of an office and
       secretarial services, reimbursement of cost
       of participation in Board meetings outside
       the US up a maximum of USD 500,000 a year

5.2    Approve the remuneration of Professor Many as             Mgmt          For                            For
       Vice-Chairman as follows: annual salary equivalent
       to USD 150,000, meeting attendance fees as
       for the other Directors, and provision of secretarial
       services

5.3    Approve the remuneration of Professor Kornberg            Mgmt          For                            For
       as a Director as follows: annual salary equivalent
       to USD 150,000, meeting attendance fees as
       for the other Directors

6.     Approve the increase of registered share capital          Mgmt          Against                        Against
       by NIS 100 million to a total of NIS 250 million
       split into shares of NIS 0.10 par value




--------------------------------------------------------------------------------------------------------------------------
 TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                                      Agenda Number:  933290532
--------------------------------------------------------------------------------------------------------------------------
        Security:  881624209
    Meeting Type:  Annual
    Meeting Date:  29-Jun-2010
          Ticker:  TEVA
            ISIN:  US8816242098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE BOARD OF DIRECTORS' RECOMMENDATION         Mgmt          For                            For
       THAT THE CASH DIVIDEND FOR THE YEAR ENDED DECEMBER
       31, 2009, WHICH WAS PAID IN FOUR INSTALLMENTS
       AND AGGREGATED NIS 2.50 (APPROXIMATELY US$0.642,
       ACCORDING TO THE APPLICABLE EXCHANGE RATES)
       PER ORDINARY SHARE (OR ADS), BE DECLARED FINAL.

2A     ELECTION OF DIRECTOR: MR. ABRAHAM E. COHEN                Mgmt          For                            For

2B     ELECTION OF DIRECTOR: MR. AMIR ELSTEIN                    Mgmt          For                            For

2C     ELECTION OF DIRECTOR: PROF. ROGER KORNBERG                Mgmt          For                            For

2D     ELECTION OF DIRECTOR: PROF. MOSHE MANY                    Mgmt          For                            For

2E     ELECTION OF DIRECTOR: MR. DAN PROPPER                     Mgmt          For                            For

03     TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF             Mgmt          For                            For
       PRICEWATERHOUSECOOPERS INTERNATIONAL LTD.,
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM UNTIL THE 2011 ANNUAL MEETING
       OF SHAREHOLDERS AND TO AUTHORIZE THE BOARD
       OF DIRECTORS TO DETERMINE THEIR COMPENSATION
       PROVIDED SUCH COMPENSATION IS ALSO APPROVED
       BY THE AUDIT COMMITTEE.

04     TO APPROVE THE COMPANY'S 2010 LONG-TERM EQUITY-BASED      Mgmt          For                            For
       INCENTIVE PLAN.

5A     APPROVE REMUNERATION OF DR. PHILLIP FROST, IN             Mgmt          For                            For
       HIS CAPACITY AS CHAIRMAN OF THE BOARD, EFFECTIVE
       AS OF MARCH 9, 2010, IN THE AMOUNT OF NIS EQUIVALENT
       OF USD 385,702 (AS OF MARCH 9, 2010) PER ANNUM,
       PLUS VAT (AS APPLICABLE), AS ADJUSTED BY THE
       ISRAELI CONSUMER PRICE INDEX (IN ADDITION TO
       PER MEETING FEES PAID TO DIRECTORS), PROVISION
       TO DR. FROST, IN HIS CAPACITY AS CHAIRMAN OF
       THE BOARD, OF AN OFFICE AND SECRETARIAL SERVICES,
       AND, EFFECTIVE AS OF FEBRUARY 15, 2010, ALL
       AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

5B     TO APPROVE THE REMUNERATION OF PROF. MOSHE MANY,          Mgmt          For                            For
       IN HIS CAPACITY AS VICE CHAIRMAN OF THE BOARD
       OF TEVA, EFFECTIVE AS OF MARCH 9, 2010, IN
       THE AMOUNT OF THE NIS EQUIVALENT OF USD 150,000
       (AS OF MARCH 9, 2010) PER ANNUM, PLUS VAT (AS
       APPLICABLE), AS ADJUSTED BY THE ISRAELI CONSUMER
       PRICE INDEX (IN ADDITION TO PER MEETING FEES
       PAID TO DIRECTORS). AND THE PROVISION TO PROF.
       MANY, IN HIS CAPACITY AS VICE CHAIRMAN OF THE
       BOARD, OF SECRETARIAL SERVICES.

5C     TO APPROVE THE REMUNERATION OF PROF. ROGER KORNBERG,      Mgmt          For                            For
       IN HIS CAPACITY AS A DIRECTOR OF TEVA, EFFECTIVE
       AS OF MAY 10, 2010, IN THE AMOUNT OF THE NIS
       EQUIVALENT OF USD 150,000 (AS OF MAY 10, 2010)
       PER ANNUM, PLUS VAT (AS APPLICABLE), AS ADJUSTED
       BY THE ISRAELI CONSUMER PRICE INDEX (IN ADDITION
       TO PER MEETING FEES PAID TO DIRECTORS).

06     TO APPROVE AN INCREASE IN THE REGISTERED SHARE            Mgmt          Against                        Against
       CAPITAL OF THE COMPANY BY NIS 100,000,000 TO
       A TOTAL OF NIS 250,000,000 BY THE CREATION
       OF 1,000,000,000 ADDITIONAL ORDINARY SHARES
       OF PAR VALUE NIS 0.1 EACH, AND THE AMENDMENT
       OF THE COMPANY'S INCORPORATION DOCUMENTS ACCORDINGLY.




--------------------------------------------------------------------------------------------------------------------------
 TGC-11 HOLDING OJSC, MOSCOW                                                                 Agenda Number:  702038983
--------------------------------------------------------------------------------------------------------------------------
        Security:  X90630116
    Meeting Type:  AGM
    Meeting Date:  07-Aug-2009
          Ticker:
            ISIN:  RU000A0JPVT9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report, balance sheet, profit          Mgmt          For                            For
       and loss statement for the year 2008, and the
       profit and loss distribution and payment of
       dividends for the year 2008

2.     Elect the Board of Directors                              Mgmt          For                            For

3.     Elect the Audit Commission                                Mgmt          For                            For

4.     Approve the External Auditor                              Mgmt          For                            For

5.     Approve to determine the quantity, nominal value,         Mgmt          For                            For
       type and rights of shares

6.     Approve the introduction of amendments and addenda        Mgmt          For                            For
       into the Charter of the Company

7.     Approve to increase the Charter capital of the            Mgmt          For                            For
       Company by additional share issue

8.     Approve to increase the Charter capital of the            Mgmt          For                            For
       Company by additional share issue by closed
       subscription




--------------------------------------------------------------------------------------------------------------------------
 THAI AIRWAYS INTERNATIONAL PUBLIC CO LTD                                                    Agenda Number:  702346481
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8615C114
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  TH0245010010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report from the Chairman                      Mgmt          For                            For

2.     Approve the minutes of the 2009 AGM                       Mgmt          For                            For

3.     Acknowledge the report on the results of operations       Mgmt          For                            For
       for the year 2009

4.     Approve the balance sheets and income statements          Mgmt          For                            For
       for the year 2009

5.     Approve the dividend payment from the Company's           Mgmt          For                            For
       business operations for the year 2009

6.     Approve the Directors remuneration                        Mgmt          For                            For

7.     Appointment of an Auditor and approve to determine        Mgmt          For                            For
       the audit fee

8.     Approve to cancel outstanding debenture issuance          Mgmt          For                            For
       and offering and the issuance and offering
       of the debentures in amount not exceeding BAHT
       40,000 million or equivalent within 5 years

9.A    Approve the decrease in the registered capital            Mgmt          For                            For
       of the Company from THB 17,000,000,000 to THB
       16,989,009,500 by canceling THB 1,099,050 un
       offered  listed SHS at a par value of THB 10.00

9.B    Amend the Clause 4 of the Memorandum of Association       Mgmt          For                            For
       of the Company regarding: registered capital
       to correspond with such decrease in registered
       capital

9.C    Approve to  increase in the registered capital            Mgmt          Against                        Against
       of the Company from THB 16,989,009,500 to THB
       26,989,009,500 by issuing 1,000,000,000 new
       ordinary SHS at a par value of THB 10.00

9.D    Amend the Clause 4 of the Memorandum of Association       Mgmt          Against                        Against
       of the Company regarding  registered capital
       to correspond with such increase in registered
       capital

9.E    Approve the allocation of no more than 1,000,000,000      Mgmt          Against                        Against
       newly issued ordinary SHS for public offering

9.F    Authorize the Board of Directors or any persons           Mgmt          Against                        Against
       delegated by the Board of Directors to allocate
       and offer the newly issued ord shs for sale
       to the Ministry of Finance in order that the
       Ministry of Finance holds approximately

9.G    Authorize the Board of Directors or any persons           Mgmt          Against                        Against
       delegated by the Board of Directors to allocate
       and offer the newly issued ord shs of the Company
       for sale

10.    Appointment of the Directors                              Mgmt          For                            For

11.    Other business                                            Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THAI BEVERAGE PUB CO LTD                                                                    Agenda Number:  702366394
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8588A103
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  TH0902010014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 663928 DUE TO CHANGE IN VOTING STATUS ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Adopt the minutes of the 2009 AGM of Shareholders         Mgmt          For                            For
       which was held on 29 APR 2009

2.     Acknowledge the business operation for 2009               Mgmt          For                            For
       and the report of the Board of Directors

3.     Approve the balance sheets and the profit and             Mgmt          For                            For
       loss statements for the YE 31 DEC 2009 together
       with the Auditor report

4.     Approve the dividend payment and the appropriation        Mgmt          For                            For
       for legal reserve and the determination of
       the book closure date for dividend payment

5.     Re-election of Mr. Narong Srisa An; Mr. Manu              Mgmt          For                            For
       Leopairote; Ms. Kanoknart Rangsithienchai;
       Mr. Sithichai Chaikriangkrai; Mr. Ueychai Tantha
       Obhas; Mr. Chukier Tangpong Prush; Mr. Sawwat
       Sopa as the Directors to replace those who
       retire by rotation and the determination of
       director authorities

6.     Approve the payment of the Directors remuneration         Mgmt          For                            For
       for the period of APR 2010 to MAR 2011, which
       shall not exceed THB 30,000,000

7.     Appointment of the Auditors for the financial             Mgmt          For                            For
       statements ended 31 DEC 2010 and determination
       of the remuneration, the shareholders are recommended
       to approve the appointment of, Ms. Nittaya
       Chetchotiros; Ms. Bongkot Amsageam; Mr. Santi
       Pongjareanpit of KPMG Phoomchai Audit Ltd.
       to be the Auditors of the Company and determine
       the Auditors remuneration for the financial
       statement ended 31 DEC 2010 at an amount of
       THB 7,154,000

8.     Approve the D and O Insurance for Directors               Mgmt          For                            For
       and top Executives

9.     Approve the renewal and Amendment of the shareholders     Mgmt          For                            For
       mandate for interested person transactions

10.    Other business                                            Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THAI OIL PUBLIC CO LTD, CHATUCHAK                                                           Agenda Number:  702294404
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8620B119
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2010
          Ticker:
            ISIN:  TH0796010013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to certify the minutes of the 2009 AGM            Mgmt          For                            For
       of shareholders held on 03 APR 2009

2      Approve to certify the Company's 2009 operating           Mgmt          For                            For
       results and the audited       financial statements
       for the YE 31 DEC 2009

3      Approve the dividend payment 2009 operating               Mgmt          For                            For
       results at BAHT 2.55 per SHS and  after deduction
       of the interim dividend payment for the first
       half of 2009    performance at BAHT 1.05 per
       SHS, the Company will pay the remaining dividend
       at BAHT 1.50  per SHS

4.     Approve the 2009 annual remuneration of the               Mgmt          For                            For
       Company's Directors remuneration: 1) monthly
       fee Chairman 75,000 BAHT/month, Directors 60,000
       BAHT/ month 2)    bonus for Directors who served
       the Company 2009 and those who resigned,
       retired during 2009 at 36 m equivalent
       to 0.3% of 2009 net profit; and Board  Committees
       Chairman 31,250 Baht/month, Directors 25,000
       BAHT/month

5      Approve the 2010 annual appointment of the Auditors       Mgmt          For                            For
       and determine their       remuneration: 1)
       Mr. Charoen P. or 2. Mr. Winid S. or 3. Mr.
       Vairoj J. to be  appointed as the Company's
       Auditors in 2010 with remuneration 2,390,000
       BAHT  in total

6.1    Election of Mr. Apisak Tantivorawong as a Director        Mgmt          For                            For

6.2    Election of Mr. Krairit Nilkuha as a Director             Mgmt          For                            For

6.3    Election of Mr. Tevin Vongvanich as a Director            Mgmt          For                            For

6.4    Election of Pol.Gen. Adul Sangsingkaew as a               Mgmt          For                            For
       Director

6.5    Election of Mr. Goanpot Asvinvichit as a Director         Mgmt          For                            For

7      other business  if any                                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THAI PLASTIC AND CHEMICALS PUBLIC CO LTD                                                    Agenda Number:  702203136
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y87090141
    Meeting Type:  AGM
    Meeting Date:  24-Mar-2010
          Ticker:
            ISIN:  TH0072010Z17
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the minutes of the AGM of shareholders              Mgmt          For                            For
       No. 44  2009

2      Acknowledge the 2009 annual report                        Mgmt          For                            For

3      Approve the balance sheets and the statement              Mgmt          For                            For
       of earning for the FYE 31 DEC    2009

4      Approve the appropriation of profits and payment          Mgmt          For                            For
       of dividends for the         operating performance
       of the year 2009

5      Elect the Directors in place of those vacating            Mgmt          For                            For
       the office by rotation

6      Approve the remuneration of Directors for the             Mgmt          For                            For
       year 2010

7      Appoint the Auditor and fix the audit fees for            Mgmt          For                            For
       the year 2010

8      Other matters  if any                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THAI STANLEY ELECTRIC (THAILAND) PUBLIC CO LTD                                              Agenda Number:  701971740
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8728Z141
    Meeting Type:  AGM
    Meeting Date:  03-Jul-2009
          Ticker:
            ISIN:  TH0233010Z15
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to certify the minutes of the AGM of              Mgmt          For                            For
       shareholders No.1/2008

2.     Acknowledge and approve the report on the Company's       Mgmt          For                            For
       operating results in respect of the previous
       year and the Directors' report

3.     Approve the audited balance sheet and profit              Mgmt          For                            For
       and loss statement for the YE 31 MAR 2009

4.     Approve the dividend payment and appropriation            Mgmt          For                            For
       of the profit for 01 APR 2008 to 31 MAR 2009

5.     Appoint the Directors replacing those retired             Mgmt          For                            For
       by rotation

6.     Approve to determine the Directors' remuneration          Mgmt          For                            For
       for the year 2009

7.     Appoint the Auditors for the year 2009 and approve        Mgmt          For                            For
       their remuneration

8.     Others [if any]                                           Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THAI UNION FROZEN PRODUCTS PUBLIC CO LTD                                                    Agenda Number:  702240160
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8729T169
    Meeting Type:  AGM
    Meeting Date:  22-Mar-2010
          Ticker:
            ISIN:  TH0450A10Z16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to certify the minutes of the AGM for             Mgmt          For                            For
       2009 held on 09 APR 2009

2      Approve the Company's annual report and acknowledge       Mgmt          For                            For
       the operational results   for 2009

3      Approve the financial statements for the FYE              Mgmt          For                            For
       31 DEC 2009 and report of the    Independent
       Auditor

4      Approve the allocation of the net profit for              Mgmt          For                            For
       dividend payments

5      Election of the Company's Directors                       Mgmt          For                            For

6      Approve the remuneration of the Board Members             Mgmt          For                            For
       for year 2010

7      Appointment of the Company's Auditor and approve          Mgmt          For                            For
       to fix the auditing fee for

8      Transact other business  if any                           Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THANACHART CAPITAL PUBLIC CO LTD                                                            Agenda Number:  702105304
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8738D155
    Meeting Type:  EGM
    Meeting Date:  05-Nov-2009
          Ticker:
            ISIN:  TH0083A10Y12
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the minutes of the AGM of shareholders              Mgmt          For                            For
       for the year 2009

2.     Approve to enter into the bidding process of              Mgmt          For                            For
       Thanachart Bank Public Company Limited, a subsidiary,
       to buy shares of SCIB from FIDF

3.     Other business [if any]                                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THANACHART CAPITAL PUBLIC CO LTD                                                            Agenda Number:  702295242
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8738D155
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2010
          Ticker:
            ISIN:  TH0083A10Y12
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 662510 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approve the minutes of the extraordinary meeting          Mgmt          For                            For
       of shareholders No.1/2009

2      Acknowledge the 2009 performance of the Company           Mgmt          For                            For

3      Approve the balance sheets and income statements          Mgmt          For                            For
       for the YE 31 DEC 2009

4      Approve the appropriation of profit and the               Mgmt          For                            For
       payment of dividend for the year 2009 operating
       performance

5      Acknowledge the Directors' remuneration in the            Mgmt          For                            For
       year 2009, and authorize the Board of Directors
       to adjust Directors' remuneration, and approve
       the Directors' performance allowances for the
       year 2009 performance

6.1    Election of Mr. Banterng Trantivit as a Director,         Mgmt          For                            For
       for the replacement of the Directors retiring
       by rotation in 2010 to serve as the Directors
       for another term

6.2    Election of Mr. Phimol Rattapat  as a Director,           Mgmt          For                            For
       for the replacement of the Directors retiring
       by rotation in 2010 to serve as the Directors
       for another term

6.3    Election of Mr. Somkiat Sukdheva as a Director,           Mgmt          For                            For
       for the replacement of the Directors retiring
       by rotation in 2010 to serve as the Directors
       for another term

7.     Appoint the Auditor and approve to determine              Mgmt          For                            For
       the Audit fee for the year 2010

8.     Authorize the Thanachart Bank Public Company              Mgmt          For                            For
       Limited, a Subsidiary, to purchase shares of
       Siam City Bank Public Company Limited [SCIB]
       from financial institution development fund
       and tender offering of Siam City Bank Public
       Company Limited and Ratchthani Leasing Public
       Company Limited from all securities holders,
       including to accept the entire business transfer
       of SCIB

9.     Other business [if any]                                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THE DAEGU BANK LTD                                                                          Agenda Number:  702272915
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1859G115
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7005270004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the 53rd B/S, I/S, and proposed disposition       Mgmt          For                            For
       of retained earning, cash dividend: KRW 160
       per share

2      Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3      Election of Ik Hyun Jang as an Outside Director           Mgmt          For                            For

4      Election of Ik Hyun Jang as an Outside Director,          Mgmt          For                            For
       who is an Audit Committee




--------------------------------------------------------------------------------------------------------------------------
 THE ISRAEL CORP                                                                             Agenda Number:  702100671
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8785N109
    Meeting Type:  SGM
    Meeting Date:  01-Nov-2009
          Ticker:
            ISIN:  IL0005760173
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the investment during 2009-10 by the              Mgmt          For                            For
       Company in its 98.92% subsidiary, Zim Integrated
       navigation Services Ltd., of an amount of ILS
       250 million and conversion of the investment
       into Zim shares

2.     Approve the arrangement with connected entities           Mgmt          For                            For
       for the reduction of charter fees payable by
       Zim and the issue to such entities of bills
       convertible into Zim shares

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 THE ISRAEL CORP                                                                             Agenda Number:  702159559
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8785N109
    Meeting Type:  EGM
    Meeting Date:  28-Dec-2009
          Ticker:
            ISIN:  IL0005760173
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the purchase by the Company from Ofer             Mgmt          For                            For
       Brothers (Energy Holdings) Ltd., a Company
       owned by the controlling shareholders of Israel
       Corporation, of the holdings of Ofer Energy
       in O.P.C. Rotem Ltd., (80%), a Company owning
       the right to erect a 400 megawatt power station
       by virtue of winning a government tender; the
       Company will pay Ofer Energy the par value
       of the shares and will place loans at the disposal
       of OPC for the purpose of repayment of shareholders
       loans given to OPC by Ofer Energy, the loans
       will be linked to the consumers prices index
       and will bear 4% interest; and the loans presently
       amount to NIS 15.5 million and are expected
       to reach NIS 16.5 million by completion




--------------------------------------------------------------------------------------------------------------------------
 THE ISRAEL CORP                                                                             Agenda Number:  702296357
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8785N109
    Meeting Type:  EGM
    Meeting Date:  12-Apr-2010
          Ticker:
            ISIN:  IL0005760173
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU         DISCLOSE WHETHER YOU
       HAVE A CONTROLLING OR PERSONAL INTEREST IN
       THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A      CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1      Approve the payment of an additional annual               Mgmt          Against                        Against
       amount of USD 300,000 to Mr. Amir Allstein,
       Deputy Chairman, in respect of additional functions
       on behalf of    the Company, including officiating
       on behalf of the Company on the Boards of
       subsidiaries and affiliated Companies

2      Appointment of Mr. Yoav Doppelt as a Director;            Mgmt          For                            For
       Mr. Doppelt will be entitled to all the usual
       terms of office as the other Directors

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN DIRECTOR NAME IN RESOLUTION 2. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 THE ISRAEL CORP LTD                                                                         Agenda Number:  702048794
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8785N109
    Meeting Type:  AGM
    Meeting Date:  05-Aug-2009
          Ticker:
            ISIN:  IL0005760173
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 593297 DUE TO DELETION OF A RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.1    Re-appoint Idan Ofer as a Director of the Company         Mgmt          For                            For
       and approve the payment of uniform remuneration
       to the Director holding office and who may
       hold office [with the exception of the Chairman]
       in accordance with The Companies [Rules for
       Remuneration and Expenses of External Directors]
       Regulations 2000; the remuneration to be paid
       to the Director holding office or who may hold
       office will be at the maximum rate permitted
       by such Regulations in accordance with the
       grading of the Company

1.2    Re-appoint Avi Levy as a Director of the Company          Mgmt          For                            For
       and approve the payment of uniform remuneration
       to the Director holding office and who may
       hold office [with the exception of the Chairman]
       in accordance with The Companies [Rules for
       Remuneration and Expenses of External Directors]
       Regulations 2000; the remuneration to be paid
       to the Director holding office or who may hold
       office will be at the maximum rate permitted
       by such Regulations in accordance with the
       grading of the Company

1.3    Re-appoint Ehud Angel as a Director of the Company        Mgmt          For                            For
       and approve the payment of uniform remuneration
       to the Director holding office and who may
       hold office [with the exception of the Chairman]
       in accordance with The Companies [Rules for
       Remuneration and Expenses of External Directors]
       Regulations 2000; the remuneration to be paid
       to the Director holding office or who may hold
       office will be at the maximum rate permitted
       by such Regulations in accordance with the
       grading of the Company

1.4    Re-appoint Amnon Lion as a Director of the Company        Mgmt          For                            For
       and approve the payment of uniform remuneration
       to the Director holding office and who may
       hold office [with the exception of the Chairman]
       in accordance with The Companies [Rules for
       Remuneration and Expenses of External Directors]
       Regulations 2000; the remuneration to be paid
       to the Director holding office or who may hold
       office will be at the maximum rate permitted
       by such Regulations in accordance with the
       grading of the Company

1.5    Re-appoint Moshe Vidman as a Director of the              Mgmt          For                            For
       Company and approve the payment of uniform
       remuneration to the Director holding office
       and who may hold office [with the exception
       of the Chairman] in accordance with The Companies
       [Rules for Remuneration and Expenses of External
       Directors] Regulations 2000; the remuneration
       to be paid to the Director holding office or
       who may hold office will be at the maximum
       rate permitted by such Regulations in accordance
       with the grading of the Company

1.6    Re-appoint Yaakov Amidror as a Director of the            Mgmt          For                            For
       Company and approve the payment of uniform
       remuneration to the Director holding office
       and who may hold office [with the exception
       of the Chairman] in accordance with The Companies
       [Rules for Remuneration and Expenses of External
       Directors] Regulations 2000; the remuneration
       to be paid to the Director holding office or
       who may hold office will be at the maximum
       rate permitted by such Regulations in accordance
       with the grading of the Company

1.7    Re-appoint Ron Moscowitz as a Director of the             Mgmt          For                            For
       Company and approve the payment of uniform
       remuneration to the Director holding office
       and who may hold office [with the exception
       of the Chairman] in accordance with The Companies
       [Rules for Remuneration and Expenses of External
       Directors] Regulations 2000; the remuneration
       to be paid to the Director holding office or
       who may hold office will be at the maximum
       rate permitted by such Regulations in accordance
       with the grading of the Company

1.8    Re-appoint Zev Nahari as a Director of the Company        Mgmt          For                            For
       and approve the payment of uniform remuneration
       to the Director holding office and who may
       hold office [with the exception of the Chairman]
       in accordance with The Companies [Rules for
       Remuneration and Expenses of External Directors]
       Regulations 2000; the remuneration to be paid
       to the Director holding office or who may hold
       office will be at the maximum rate permitted
       by such Regulations in accordance with the
       grading of the Company

1.9    Appoint Amir Allstein as a Director of the Company        Mgmt          For                            For
       and approve the payment of uniform remuneration
       to the Director holding office and who may
       hold office [with the exception of the Chairman]
       in accordance with The Companies [Rules for
       Remuneration and Expenses of External Directors]
       Regulations 2000; the remuneration to be paid
       to the Director holding office or who may hold
       office will be at the maximum rate permitted
       by such Regulations in accordance with the
       grading of the Company

1.10   Appoint Zehavit Cohen as a Director of the Company        Mgmt          For                            For
       and approve the payment of uniform remuneration
       to the Director holding office and who may
       hold office [with the exception of the Chairman]
       in accordance with The Companies [Rules for
       Remuneration and Expenses of External Directors]
       Regulations 2000; the remuneration to be paid
       to the Director holding office or who may hold
       office will be at the maximum rate permitted
       by such Regulations in accordance with the
       grading of the Company

1.11   Appoint Yossi Rosen [co-opted by the Board]               Mgmt          For                            For
       as a Director of the Company and approve the
       payment of uniform remuneration to the Director
       holding office and who may hold office [with
       the exception of the Chairman] in accordance
       with The Companies [Rules for Remuneration
       and Expenses of External Directors] Regulations
       2000; the remuneration to be paid to the Director
       holding office or who may hold office will
       be at the maximum rate permitted by such Regulations
       in accordance with the grading of the Company

2.     Re-appoint Somech Haikin [KPMG] as Accountant-Auditors    Mgmt          For                            For
       of the Company for the year 2009, authorize
       the Board to determine their fees in accordance
       with the Articles of the Company

3.     Appoint Mr. David Brodet as an External Director          Mgmt          For                            For
       for a statutory 3 year period

4.     Discussion of the Financial Statements and Directors      Non-Voting    No vote
       Report for the year 2007




--------------------------------------------------------------------------------------------------------------------------
 THE ISRAEL CORP LTD                                                                         Agenda Number:  702066134
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8785N109
    Meeting Type:  SGM
    Meeting Date:  20-Aug-2009
          Ticker:
            ISIN:  IL0005760173
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 601796 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the payment to the new Directors Messrs.          Mgmt          For                            For
       Zahavit Cohen, Yossi Rosen and Amir Allstein
       of annual remuneration and meeting attendance
       fees at the maximum by law for External Directors

2.     Approve the payment of annual remuneration and            Mgmt          For                            For
       meeting attendance fees at the maximum by law
       for the new External Director David Brodet

3.     Approve to enable the 98.92% subsidiary of the            Mgmt          For                            For
       Company, Zim Integrated Navigation Services
       Ltd., to arrive at a recuperation plan that
       is agreed upon by creditors and other third
       parties, the Company will place at the disposal
       of Zim a shareholders' loan totaling USD 100
       million bearing interest at the rate of LIBOR
       + 1%; in the event of proceedings against Zim
       which constitute a threat as to the continued
       operation of Zim, the Company will cease to
       place money at the disposal of Zim unless otherwise
       decided by the Board and the Audit Committee




--------------------------------------------------------------------------------------------------------------------------
 THE JAMMU AND KASHMIR BANK LTD                                                              Agenda Number:  702093496
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8743F112
    Meeting Type:  AGM
    Meeting Date:  26-Sep-2009
          Ticker:
            ISIN:  INE168A01017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited balance sheet as at 31 MAR              Mgmt          For                            For
       2009 and the profit & loss account for the
       FYE on that date, together with the reports
       of the Board of Directors and Auditors and
       comments of the Comptroller and Auditor General
       of India thereon

2.     Declare a dividend on equity shares for the               Mgmt          For                            For
       YE 31 MAR 2009

3.     Approve to fix the remuneration of Auditors               Mgmt          For                            For
       in terms of provisions of Section 224[8] [aa]
       of the Companies Act, 1956, for the FY 2009
       to 2010




--------------------------------------------------------------------------------------------------------------------------
 THE KOREA EXPRESS CO LTD                                                                    Agenda Number:  702269398
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4871M102
    Meeting Type:  AGM
    Meeting Date:  15-Mar-2010
          Ticker:
            ISIN:  KR7000120006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 659370 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT "ABSTAIN" AS A VALID VOTE OPTION.

1.     Approve the financial statements                          Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Election of Won-Tae Lee as an Inside Director             Mgmt          For                            For

3.2    Election of Gi Ok as an Inside Director                   Mgmt          For                            For

3.3    Election of Jaehwan Seo as an Inside Director             Mgmt          For                            For

4.     Election of an Audit Committee Member                     Mgmt          For                            For

5.     Approve the remuneration limit for the Directors          Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 THE KOREA EXPRESS CO LTD                                                                    Agenda Number:  702297626
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4871M102
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  KR7000120006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Election of the Audit Committee Member                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE KOREA EXPRESS CO LTD, SEOUL                                                             Agenda Number:  702095426
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4871M102
    Meeting Type:  EGM
    Meeting Date:  29-Oct-2009
          Ticker:
            ISIN:  KR7000120006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IN THE KOREAN MARKET, THE VOTE OPTION OF ABSTAIN          Non-Voting    No vote
       IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE
       WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS
       WILL TREAT ABSTAIN AS A VALID VOTE OPTION.

1.     Approve the physical division                             Mgmt          For                            For

       PLEASE NOTE THAT THE ISSUING COMPANY WILL OWN             Non-Voting    No vote
       100% OF SHARES OF THE NEWLY ESTABLISHED COMPANY
       RESULTED FROM THE ABOVE SPIN OFF. THIS SPIN
       OFF WILL NOT AFFECT ON YOUR HOLDINGS. THANK
       YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting    No vote
       OF A COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 THE SIAM COMMERCIAL BANK PUBLIC CO LTD                                                      Agenda Number:  702274301
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7905M113
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2010
          Ticker:
            ISIN:  TH0015010018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the Minutes of the AGM of shareholders              Mgmt          For                            For
       No.186 held on 3 APR 2009

2      Approve the annual report prepared by the Board           Mgmt          For                            For
       of Directors

3      Approve the financial statements for the YE               Mgmt          For                            For
       31 DEC 2009

4      Approve the allocation of profits from the banks          Mgmt          For                            For
       operational result of year   2009 and dividend
       payment

5      Approve the distribution of Directors remuneration        Mgmt          For                            For
       and the allocation of      Directors bonus
       for the year 2010

6.1    Election of Mr. Sumate Tanthuwanit, in replacement        Mgmt          For                            For
       of those retired by

6.2    Election of Mrs. Kannikar Chalitaporn, in replacement     Mgmt          For                            For
       of those retired by

6.3    Election of Mr. Areepong Bhoocha-Oom, in replacement      Mgmt          For                            For
       of those retired by

6.4    Election of Mr. Anand Panyarachun, in replacement         Mgmt          For                            For
       of those retired by

6.5    Election of Prof. Vicharn Panich, in replacement          Mgmt          For                            For
       of those retired by rotation

6.6    Election of Mr. Chumpol Nalamlieng, in replacement        Mgmt          For                            For
       of those retired by

7      Appointment of the Auditors and approve to fix            Mgmt          For                            For
       the auditing fee

8      Amend Clause 4 of the Banks Memorandum of Association     Mgmt          For                            For
       in order for it to be   in line with the conversion
       of preferred shares into ordinary shares in
       the   year 2009




--------------------------------------------------------------------------------------------------------------------------
 THORESEN THAI AGENCIES PUBLIC CO LTD                                                        Agenda Number:  702166782
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8808K170
    Meeting Type:  AGM
    Meeting Date:  29-Jan-2010
          Ticker:
            ISIN:  TH0535010Z13
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to certify the minutes of the previous            Mgmt          For                            For
       1/2009 AGM of the shareholders held on 30 JAN
       2009

2.     Acknowledge TTA'S performance for the FY that             Mgmt          For                            For
       ended on 30 SEP 2009

3.     Approve the audited balance sheet and the profit          Mgmt          For                            For
       and loss statements for the FY that ended on
       30 SEP 2009 together with the Auditor's report
       thereon

4.     Approve the payment of cash dividends for the             Mgmt          For                            For
       FY that ended on 30 SEP 2009 and the appropriation
       of a legal reserve

5.     Approve the appointment of Directors to replace           Mgmt          For                            For
       those who retires by rotation

6.     Approve the appointment of Auditors for the               Mgmt          For                            For
       FY that will end on 30 SEP 2010 and fix the
       Auditors' fees

7.     Approve the reduction of share capital and an             Mgmt          For                            For
       amendment to Clause 4 of the Memorandum of
       Association

8.     Approve to increase the share capital and an              Mgmt          For                            For
       amendment to Clause 4 of the Memorandum of
       Association

9.     Approve the allotment of new ordinary shares              Mgmt          For                            For

10.    Approve the issue of up to 4,000,000 warrants             Mgmt          For                            For
       to the Directors and Employees [including any
       employee who is a Director] of Mermaid Maritime
       Public Company Limited and its subsidiaries
       under ESOP Scheme

11.    Transact such other business                              Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TIGER BRANDS LTD                                                                            Agenda Number:  702096391
--------------------------------------------------------------------------------------------------------------------------
        Security:  S84594142
    Meeting Type:  OGM
    Meeting Date:  12-Oct-2009
          Ticker:
            ISIN:  ZAE000071080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.O.1  Approve to allot and issue of ordinary shares             Mgmt          For                            For
       to Tiger Brands Black Managers Trust No. II,
       Newshelf 1019 [Proprietary] Limited in the
       course of changing its name to Tiger Brands
       Foundation SPV [Proprietary] Limited, Newshelf
       1020 [Proprietary] Limited in the course of
       changing its name to Thusani Empowerment Investment
       Holdings No. II [Proprietary] Limited and Tiger
       Brands General Staff Share Trust

2.O.2  Approve to allot and issue of ordinary shares             Mgmt          For                            For
       to Business Venture Investments No 1323 [Proprietary]
       Limited, in the course of changing its name
       to Brimston e SPV [Proprietary] Limited

3.O.3  Approve to allot and issue of ordinary shares             Mgmt          For                            For
       to Mapitso Funding SPV [Proprietary] Limited

4.S.1  Grant financial assistance to Tiger Brands Black          Mgmt          For                            For
       Managers Trust No. II, Newshelf 1019 [Proprietary]
       Limited in the course of changing its name
       to Tiger Brands Foundation SPV [Proprietary]
       Limited, Newshelf 1020 [Proprietary] Limited
       in the course of changing its names to Thusani
       Empowerment Investment Holdings No. II [proprietary]
       Limited and Tiger Brands General Staff Share
       Trust

5.S.2  Approve to repurchase the shares by the Company           Mgmt          For                            For
       from Tiger Brands Black Managers Trust No.
       II, Newshelf 1019 [Proprietary] Limited in
       the course of changing its name to Tiger Brands
       Foundation SPV [Proprietary] Limited and Newshelf
       1020 [Proprietary] Limited in the course of
       changing its name to Thusani Empowerment Investment
       Holdings No. II [Proprietary] Limited

6.S.3  Grant financial assistance to Business Venture            Mgmt          For                            For
       Investments No 1323 [Proprietary] Limited,
       in the course of changing its name to Brimstone
       SPV [Proprietary] Limited

7.S.4  Approve to repurchase of shares by the Company            Mgmt          For                            For
       from Business Venture Investments No 1323 [Proprietary]
       Limited, in the course of changing its name
       to Brimstone SPV [Proprietary] Limited

8.S.5  Grant financial assistance to Mapitso Funding             Mgmt          For                            For
       SPV [Proprietary] Limited

9.S.6  Approve the repurchase of shares by the Company           Mgmt          For                            For
       from Mapitso Funding SPV [Proprietary] Limited

10O.4  Grant authority to make payments to shareholders          Mgmt          For                            For
       out of the Company's share premium account

11O.5  Grant authority to any 2 of the Directors of              Mgmt          For                            For
       the Company, or any 1 Director and the Company
       Secretary to implement the resolutions

       VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSALS 1.O.1, 2.O.2, 3.O.3, 5.S.2, 7.S.4,
       9.S.6 AND VOTES CAST BY ANY INDIVIDUAL OR RELATED
       PARTY WHO BENEFIT FROM THE PASSING OF THE PROPOSAL/S
       WILL BE DISREGARDED. HENCE, IF YOU HAVE OBTAINED
       BENEFIT OR DO EXPECT TO OBTAIN FUTURE BENEFIT
       YOU SHOULD NOT VOTE (OR VOTE “ABSTAIN”)
       FOR THE RELEVANT PROPOSAL ITEMS

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF VOTING EXCLUSION COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TIGER BRANDS LTD                                                                            Agenda Number:  702188447
--------------------------------------------------------------------------------------------------------------------------
        Security:  S84594142
    Meeting Type:  AGM
    Meeting Date:  16-Feb-2010
          Ticker:
            ISIN:  ZAE000071080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt annual financial statements             Mgmt          For                            For

2      Re-elect R.M.W. Dunne, who retires in terms               Mgmt          For                            For
       of Article 14 of the Articles of Association
       of the Company

3      Re-elect B.L. Sibiya, who retires in terms of             Mgmt          For                            For
       Article 14 of the Articles of Association of
       the Company

4      Re-elect L.C. Van Vught, who retires in terms             Mgmt          For                            For
       of Article 14 of the Articles of Association
       of the Company

5      Re-elect P.M. Roux, who retires in terms of               Mgmt          For                            For
       Article 13.2 of the Articles of Association
       of the Company

6      Re-elect M. Fleming, who retires in terms of              Mgmt          For                            For
       Article 13.2 of the Articles of Association
       of the Company

7      Approve the remuneration payable to the Non-Executive     Mgmt          For                            For
       Directors including the Chairman and Deputy
       Chairman

8      Approve the remuneration payable to the Non-Executive     Mgmt          For                            For
       Directors who           participate in the
       Sub-Committees of the Board

9      Approve to increase the fees payable to the               Mgmt          For                            For
       Non-Executive Directors

S.1    Authorize the Company to acquire the shares               Mgmt          For                            For
       in the Company

       Transact such other business                              Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING OF RESOLUTION 10 AND RECEIPT OF
       ARTICLE NUMBER IN RESOLUTIONS. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TIGER BRANDS LTD                                                                            Agenda Number:  702471121
--------------------------------------------------------------------------------------------------------------------------
        Security:  S84594142
    Meeting Type:  OGM
    Meeting Date:  21-Jun-2010
          Ticker:
            ISIN:  ZAE000071080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve, subject to the Listings Requirements             Mgmt          For                            For
       and the Act, the Company makes  a specific
       cash payment of 270 cents per ordinary share
       to members of the     Company registered as
       such at the close of business on Friday, 09
       JUL 2010,   by way of a reduction in the Company's
       share premium account

2      Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the Listings Requirements, and the Act,
       to make a payment to shareholders out of the
       Company's share     premium account, in lieu
       of a final dividend, or part thereof, for the
       YE 30  SEP 2010, provided that:  Authority
       expires the earlier of the conclusion of  the
       shall next AGM or 15 months from the date of
       this meeting ; having regard to any other payments
       to shareholders (including the cash distribution
       contemplated in ordinary resolution
       number CONT

CONT   CONT 1) such payments will not in aggregate               Non-Voting    No vote
       exceed 20% of the Company's       issued share
       capital, including reserves but excluding minority
       interests and revaluation of Assets and Intangible
       Assets that are not supported by a       valuation
       by an independent professional expert acceptable
       to the JSE         prepared within the last
       6 months, in any one FY; and such payments
       are made  pro rata to all shareholders and
       otherwise in compliance with the Listings
       Requirements, subject to the above, the quantum
       of the reduction in share     premium will
       be determined by the board of the Company or
       its delegee

3      Authorize any Director or Officer of the Company,         Mgmt          For                            For
       to execute all documents    and to do all such
       further acts and things as may be necessary
       to give effect to Ordinary Resolutions 1 and
       2

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECEIPT OF CONSERVATIVE RECORD DATE. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 TIM PARTICIPACOES SA                                                                        Agenda Number:  702181304
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10291
    Meeting Type:  EGM
    Meeting Date:  30-Dec-2009
          Ticker:
            ISIN:  BRTCSLACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

I      Approve to examine, discuss the protocol and              Mgmt          For                            For
       justification for the merger of  Holdco Participacoes
       Ltda  Holdco  by the Company the merger

II     Approve and ratify the appointment of the specialized     Mgmt          For                            For
       Company responsible for the evaluation report
       on the net assets of Holdco, as well as the
       financial   institution responsible for the
       economic valuation report

III    Approve the evaluation report of Holdco prepared          Mgmt          For                            For
       for the purposes of the      merger, as well
       as the economic valuation report and the applicable
       substitution ratio

IV     Approve the merger of Holdco by the Company,              Mgmt          For                            For
       under the terms of the protocol  and justification
       of merger, and authorize the Management of
       the Company to   carry out any and all supplementary
       acts necessary for the conclusion of the  merger

V      Approve the increase in share capital of the              Mgmt          For                            For
       Company due to the merger of     Holdco, including
       the issuance of new common and preferred shares
       to Jvco     Participacoes Ltda  JVCO  and as
       a consequence, and approve the amendment of
       Article 5 of the Company's Corporate By-Laws

VI     Ratify the nomination by co-option of Mr. Marco           Mgmt          For                            For
       Patuano as a full Member of   the Board of
       Directors of the Company to serve out the remainder
       of the term  in office, under the terms of
       Article 150 of law number 6404-76 and Article
       28, sole Paragraph, of the Company's Corporate
       By-Laws, in accordance with    the approval
       given in the meeting of the Board of Directors
       of the Company    held on 27 NOV 2009

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INCLUSION      Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TIM PARTICIPACOES SA                                                                        Agenda Number:  702313812
--------------------------------------------------------------------------------------------------------------------------
        Security:  P91536105
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  BRTCSLACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve the Board of Directors report and the             Mgmt          For                            For
       Company's financial statements  relating to
       the FY ending 31 DEC 2009

2      Approve to allocate the net profits from the              Mgmt          For                            For
       2009 FY and to distribute        dividends

3      Ratify the appointment by cooptation of the               Mgmt          For                            For
       full Members, as well as of the   Chairperson
       of the Board of Directors of the Company, done
       at t he meeting of the Board of Director's
       held on 24 MAR 2010, to serve out the term
       in office, in accordance with the terms of
       Article 150 of law number 6404/1976 and of
       Article 28, sole resolution, of the corporate
       Bylaws of the Company

4      Approve to set the global remuneration of the             Mgmt          For                            For
       Company Directors

5      Election of Members of the Finance Committee              Mgmt          For                            For
       and the respective substitutes

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TIM PARTICIPACOES SA                                                                        Agenda Number:  702315309
--------------------------------------------------------------------------------------------------------------------------
        Security:  P91536204
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  BRTCSLACNPR7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ALL ITEMS. THANK YOU.

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve the Board of Directors report and the             Mgmt          For                            For
       Company's financial statements  relating to
       the FYE 31 DEC 2009

2      Approve to allocate the net profits from the              Mgmt          For                            For
       2009 FY and to distribute        dividends

3      Ratify the appointment by cooptation of the               Mgmt          For                            For
       full members, as well as of the   Chairperson
       of the Board of Directors of the Company, done
       at the meeting of  the Board of directors held
       on 24 MAR 2010, to serve out the term in office,
       in accordance with the terms of Article 150
       of Law number 6404/1976 and of    Article 28,
       sole paragraph, of the Corporate Bylaws of
       the Company

4      Approve to set the global remuneration of the             Mgmt          For                            For
       Company Directors

5      Elect the members of the Finance Committee and            Mgmt          For                            For
       respective substitutes and




--------------------------------------------------------------------------------------------------------------------------
 TIM PARTICIPACOES SA                                                                        Agenda Number:  702374911
--------------------------------------------------------------------------------------------------------------------------
        Security:  P91536204
    Meeting Type:  EGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  BRTCSLACNPR7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1.     Approve the extension of the cooperation and              Mgmt          For                            For
       Support Agreement, to be signed between telecom
       Italia S.P.A. and Tim Celular S.A., with the
       consent of the Company

2.     Amend the line XX of Article 25 and of the Article        Mgmt          For                            For
       31 of the corporate bylaws of the Company and
       the respective consolidation




--------------------------------------------------------------------------------------------------------------------------
 TIM PARTICIPACOES SA                                                                        Agenda Number:  702358739
--------------------------------------------------------------------------------------------------------------------------
        Security:  P91536105
    Meeting Type:  EGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  BRTCSLACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1      Approve the extension of the cooperation and              Mgmt          For                            For
       support agreement, to be signed between telecom
       Italia S.P.A. and Tim Celular S.A., with the
       consent of the Company

2      Amend the Line XX of Article 25 and Article               Mgmt          For                            For
       31 of the Corporate bylaws of the Company and
       the respective consolidation




--------------------------------------------------------------------------------------------------------------------------
 TINGYI (CAYMAN ISLANDS) HOLDING CORP                                                        Agenda Number:  702430769
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8878S103
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  KYG8878S1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100504/LTN20100504252.pdf

1      Receive  the audited accounts and the reports             Mgmt          For                            For
       of the Directors and Auditors   for the YE
       31 DEC 2009

2      Declare the payment of a final dividend for               Mgmt          For                            For
       the YE 31 DEC 2009

3.1.a  Re-election of  Mr. Takeshi Ida as a Director,            Mgmt          For                            For
       who retires and authorize the  Directors to
       fix their remuneration

3.1.b  Re-election of  Mr. Wei Ying-Chiao as a Director,         Mgmt          For                            For
       who retires and authorize   the Directors to
       fix their remuneration

3.1.c  Re-election of  Mr. Lee Tiong-Hock as a Director,         Mgmt          For                            For
       who retires and authorize   the Directors to
       fix their remuneration

3.2    Appointment of Mr. Michihiko Ota  as Director             Mgmt          For                            For
       and authorize the Directors to  fix his remuneration

4      Re-appointment of  Auditors of the Company and            Mgmt          For                            For
       authorize the Directors to fix their remuneration

5      Approve the general mandate for issue of shares           Mgmt          Against                        Against

6      Approve the general mandate to repurchase shares          Mgmt          For                            For
       in the capital of the        Company

7      Approve that the aggregate nominal amount of              Mgmt          Against                        Against
       shares which are repurchased by  the Company
       shall be added to the aggregate nominal amount
       of the shares      which may be allotted pursuant
       to the general mandate for issue of shares




--------------------------------------------------------------------------------------------------------------------------
 TIRE KUTSAN OLUKLU MUKAVVA KUTU VE KAGIT SAN AS, IZMIR                                      Agenda Number:  702067338
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8788P101
    Meeting Type:  EGM
    Meeting Date:  28-Aug-2009
          Ticker:
            ISIN:  TRATIREW91D1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A POWER          Non-Voting    No Action
       OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. CERTAIN GLOBAL CUSTODIANS HAVE A
       GLOBAL CUSTODIAN POAs IN PLACE WHICH WOULD
       ELIMINATE THE NEED FOR THE BO POA. IF YOU HAVE
       NOT SUBMITTED ANY POAs FOR THIS MARKET BEFORE,
       PLEASE CONTACT YOUR GLOBAL CUSTODIAN BANK TO
       SEE IF THEY HAVE A POA IN PLACE FOR YOUR ACCOUNTS.
       THANK YOU.

1.     Opening of the assembly                                   Mgmt          No Action

2.     Elect the Chairmanship                                    Mgmt          No Action

3.     Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the assembly

4.     Approve to take decision on the amendment of              Mgmt          No Action
       the Articles of Association in conformity with
       the permissions granted by Capital Market Board
       and Ministry of Industry and Trade

5.     Wishes and closing                                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TIRE KUTSAN OLUKLU MUKAVVA KUTU VE KAGIT SAN AS, IZMIR                                      Agenda Number:  702248825
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8788P101
    Meeting Type:  EGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  TRATIREW91D1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No vote
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening                                                   Mgmt          No Action

2      Election of the Presidential Board                        Mgmt          No Action

3      Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the meeting

4      Amend the Article  3 of the Articles of the               Mgmt          No Action
       Association as per Improvement    Scheme

5      Wishes and closure                                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TIRE KUTSAN OLUKLU MUKAVVA KUTU VE KAGIT SAN AS, IZMIR                                      Agenda Number:  702295038
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8788P101
    Meeting Type:  OGM
    Meeting Date:  12-Apr-2010
          Ticker:
            ISIN:  TRATIREW91D1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and election of the Presidential Board            Mgmt          No Action

2      Authorize the Chairman to sign the minutes of             Mgmt          No Action
       the meeting

3      Approve to inform the shareholders about the              Mgmt          No Action
       Ethical Policies of the Company

4      Approve the concerning the activities and accounts        Mgmt          No Action
       of 2009, receive the Board of Directors and
       Auditors reports

5      Approve the Independent Auditors report                   Mgmt          No Action

6      Approve the balance sheet and income statements           Mgmt          No Action

7      Approve the decision on not distributing profit           Mgmt          No Action
       to the shareholders as a      result of the
       Company loss

8      Approve to inform the shareholders about the              Mgmt          No Action
       Profit Distribution Policy of    the Company

9      Approve to  inform the shareholders about the             Mgmt          No Action
       Information Policy of the       Company

10     Approve the absolving of the Board of Directors           Mgmt          No Action

11     Approve the absolving of the Auditors                     Mgmt          No Action

12     Approve to determine the monthly gross salaries           Mgmt          No Action
       of the Board of Directors

13     Approve to determine the monthly gross salaries           Mgmt          No Action
       of the Auditors

14     Approve the Independent Auditing Firm according           Mgmt          No Action
       to the Rules of capital       Markets Board

15     Authorize the Board Members according to the              Mgmt          No Action
       Articles 334 and 335 of the      Turkish Commercial
       Code

16     Wishes and closure                                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TIRE KUTSAN OLUKLU MUKAVVA KUTU VE KAGIT SAN AS, IZMIR                                      Agenda Number:  702300702
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8788P101
    Meeting Type:  EGM
    Meeting Date:  12-Apr-2010
          Ticker:
            ISIN:  TRATIREW91D1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU

1.     Opening of  the assembly                                  Mgmt          No Action

2.     Election of the chairmanship                              Mgmt          No Action

3.     Authorize the chairmanship to sign the minutes            Mgmt          No Action
       of the assembly

4.     Approve the discussion and taking decision on             Mgmt          No Action
       the amendment of the Article 2 of the Articles
       of Association in order to change the corporate
       name as "Mondi Tire Kutsan Kagit Ve Ambalai
       Sanayi Anonim Sirketi"

5.     Wishes and closing                                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TITAN CHEMICALS CORP BHD, PASIR GUDANG                                                      Agenda Number:  702324649
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8842D109
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  MYL5103OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and approve the audited financial statements      Mgmt          For                            For
       for the YE 31 DEC 2009   together with the
       reports of the Directors and the Auditors thereon

2      Approve the final tax exempt dividend of 4.5              Mgmt          For                            For
       sen per share for the FYE 31 DEC 2009

3      Approve the payment of the Directors' fees of             Mgmt          For                            For
       MYR 792,000 in respect of the   FYE 31 DEC
       2009

4      Re-elect Dato Dr. Mohamed Ariffin bin Haji Aton           Mgmt          For                            For
       as a Director, who retires by the rotation,
       pursuant to the Article 83 of the Company's
       Articles of         Association

5      Re-elect Mr. Donald Marion Condon, Jr as a Director,      Mgmt          For                            For
       who retires by the       rotation, pursuant
       to the Article 83 of the Company's Articles
       of Association

6      Re-elect Dato Sri Dr. Hj Shafie bin Mohd Salleh           Mgmt          For                            For
       as a Director, who retires by the rotation,
       pursuant to the Article 83 of the Company's
       Articles of         Association

7      Appointment of Messrs KPMG as the Auditors of             Mgmt          For                            For
       the Company in place of the

8      Authorize the Company, subject to the Company's           Mgmt          For                            For
       compliance with all           applicable rules,
       regulations, orders and guidelines made pursuant
       to the     Companies Act, 1965, the provisions
       of the Company's Memorandum and Articles  of
       Association and the listing requirements of
       Bursa Malaysia Securities      Berhad  Bursa
       Securities  and the approvals of all relevant
       authorities, to   the fullest extent permitted
       by law, to buy-back and/or hold from time to
       time and at any time such amount of ordinary
       shares of MYR 1.00 each in the   Company as
       may be determined by the Directors of the Company
       from time to     time through Bursa Securities
       upon such terms and conditions as the Directors
       may deem fit and expedient in the interests
       of the Company  Proposed Renewal  provided
       that: a) the maximum number of shares which
       may be purchased and/or  held CONTD..

-      CONTD.. by the Company at any point of time               Non-Voting    No vote
       pursuant to the proposed renewal  shall not
       exceed 10% of the total issued and paid-up
       share capital of the     Company for the time
       being quoted on Bursa Securities; b) the maximum
       amount  of funds to be allocated by the Company
       pursuant to the proposed renewal      shall
       not exceed the sum of retained profits and
       the share premium account of the Company based
       on its latest audited financial statements
       available up to  the date of a transaction
       pursuant to the proposed renewal; that the
       shares   purchased by the Company pursuant
       to the proposed renewal may be dealt with
       in all or any of the following manner  as
       selected by the Company : i) the    shares
       so purchased may be cancelled; and/or ii) the
       shares so purchased may  be retained as treasury
       shares in accordance with the relevant rules
       of Bursa Securities CONTD..

-      CONTD.. for distribution as dividend to the               Non-Voting    No vote
       shareholders and/or resold        through Bursa
       Securities and/or subsequently cancelled; and/or
       iii) part of   the shares so purchased may
       be retained as treasury shares with the remainder
       being cancelled;  Authority expires until the
       conclusion of the next AGM of   the Company
       or the date of the next AGM of the Company
       is required by the Law to be held ; and authorize
       the Directors of the Company to take all steps
       as  are necessary or expedient to implement
       or to give effect the proposed        renewal
       with full powers to amend and/or assent to
       any conditions,            modifications, variations
       or amendments  if any  as may be imposed by
       the     relevant governmental/regulatory authorities
       from time to time and with full  power to do
       all such acts and things thereafter in accordance
       with the        Companies Act, 1965, the CONTD..

-      CONTD.. provisions of the Company's Memorandum            Non-Voting    No vote
       and Articles of Association    and the listing
       requirements of the Bursa Securities and all
       other relevant   governmental/regulatory authorities

9      Authorize the Directors, pursuant to Section              Mgmt          Against                        Against
       132D of the Companies Act, 1965  and subject
       always to the approval of the relevant authorities,
       to issue      shares in the Company from time
       to time and upon such terms and conditions
       and for such purposes as the Directors may
       deem fit provided that the         aggregate
       number of shares issued pursuant to this resolution
       does not exceed 10% of the issued share capital
       of the Company for the time being and that
       the Directors be and are also empowered
       to obtain the approval for the        listing
       of and quotation for the additional shares
       so issued on the Bursa     Malaysia Securities
       Berhad and  Authority shall continue in force
       until the   conclusion of the next AGM of the
       Company

-      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TITAN INDUSTRIES LTD                                                                        Agenda Number:  702042362
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y88425114
    Meeting Type:  AGM
    Meeting Date:  27-Jul-2009
          Ticker:
            ISIN:  INE280A01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Director's report and               Mgmt          For                            For
       audited profit and loss account for the YE
       31 MAR 2009 and the balance sheet as at that
       date together with the report of the Auditors
       thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Mr. Ishaat Hussain as a Director,              Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. Nihal Kaviratne, CBE as a Director,        Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Ms. Vinita Bali as a Director, who             Mgmt          For                            For
       retires by rotation

6.     PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:        Shr           Against                        For
       appoint Mr. V. Parthasarathy as a Director

7.     PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:        Shr           Against                        For
       appoint Mrs. Hema Ravichandar as a Director

8.     PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:        Shr           Against                        For
       appoint Mr. R. Poornalingam as a Director

9.     PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:        Shr           Against                        For
       appoint Mrs. Anita Praveen as a Director

S.10   Appoint M/s. Deloitte Haskins & Sells as the              Mgmt          For                            For
       Auditors of the Company, to hold office from
       the conclusion of this meeting until the conclusion
       of the next AGM, to audit the accounts of the
       Company for the FY 2009-10, including audit
       of the cash flow statements, on a remuneration
       to be mutually agreed by and between the Board
       of Directors of the Company and the Statutory
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 TMB BANK PUBLIC CO LTD                                                                      Agenda Number:  702322722
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y57710116
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  TH0068010014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the minutes of 2009 AGM of Shareholders,            Mgmt          For                            For
       held on Wednesday, 29 APR 2009

2.     Approve the Bank's 2009 operating results                 Mgmt          For                            For

3.     Approve the balance sheet and income statement            Mgmt          For                            For
       for the YE 31 DEC 2009, and acknowledge the
       allocation of the 2009 net profit to capital
       fund and the suspension of dividend payment

4.     Elect Directors to replace those retires by               Mgmt          For                            For
       rotation

5.     Approve the Director remuneration for 2010                Mgmt          For                            For

6.     Appoint the Auditor for 2010 to fix the audit             Mgmt          For                            For
       fee

7.     Approve the issuance and offering of debentures           Mgmt          Against                        Against
       in THB currency within a limit of up to BAHT
       140 Million or the equivalent in foreign currencies

8.     Approve the amendment of the Bank's Articles              Mgmt          For                            For
       of Association

9.     Other businesses if any                                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TMB BANK PUBLIC CO LTD                                                                      Agenda Number:  702524213
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y57710116
    Meeting Type:  EGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  TH0068010014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 710313 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Adopt the Minutes of the 2010 AGM of shareholders         Mgmt          For                            For
       held on Friday, 23 APR 2010

2.     Approve the transfer of reserve funds to compensate       Mgmt          For                            For
       for the accumulated losses, the reduction of
       the bank's registered and paid up capital by
       means of decrease of share par continue to
       02A, 02A : value the amendment to Article 4
       of the bank  Memorandum of Association to be
       in accordance  with the decrease of registered
       capital and the conversion of class b preferred
       shares to ordinary shares and the relevant
       delegation of authority

3.A    Approve the offering of the 400,000,000 newly             Mgmt          Against                        Against
       issued ordinary shares to the employees of
       the bank under TMB performance share bonus
       2010 program

3.B    Approve the allocation of 400,000,000 newly               Mgmt          Against                        Against
       issued shares of the bank for employees entitled
       to be offered more than 5% of all newly issued
       shares offered under TMB performance share
       bonus 2010 program

3.C    Approve the increase of the Bank's registered             Mgmt          Against                        Against
       capital from THB 41,523,301,555.05 to THB 41,903,301,555.05 by issuing the new ordinary shares in the number
       of 400,000,000 shares, at the par value of
       THB 0.95 per share

3.D    Amend the Article 4 of the Bank's Memorandum              Mgmt          For                            For
       of Association to be consistent with the increase
       of the registered capital of the bank

3.E    Approve the allocation of 400,000,000 newly               Mgmt          Against                        Against
       issued shares of the bank

4.     Approve the amendment to the Chapter 2 of the             Mgmt          For                            For
       Bank's Articles of Association

5.     Other businesses [if any]                                 Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TMK OAO                                                                                     Agenda Number:  702052147
--------------------------------------------------------------------------------------------------------------------------
        Security:  87260R201
    Meeting Type:  EGM
    Meeting Date:  04-Aug-2009
          Ticker:
            ISIN:  US87260R2013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve interested party transactions                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TMK OAO                                                                                     Agenda Number:  702163584
--------------------------------------------------------------------------------------------------------------------------
        Security:  87260R201
    Meeting Type:  EGM
    Meeting Date:  20-Dec-2009
          Ticker:
            ISIN:  US87260R2013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the interested party transactions                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TMK OAO                                                                                     Agenda Number:  702459276
--------------------------------------------------------------------------------------------------------------------------
        Security:  87260R201
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  US87260R2013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report, annual accounting              Mgmt          For                            For
       statements, including statements of revenues
       and losses in accordance with the results of
       2009 FY

2.     Approve the distribution of the Company's income          Mgmt          For                            For
       in accordance with results of 2009 FY

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE NOTE THAT ONLY A VOTE
       "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       IF YOU HAVE ANY QUESTIONS.

3.1    Election of Kaplunov Andrey Yurievich as a Board          Mgmt          For                            For
       of Director of the Company

3.2    Election of Papin Sergey Timofeyevich as a Board          Mgmt          For                            For
       of Director of the Company

3.3    Election of Shiryaev Aleksandr Georgievich as             Mgmt          For                            For
       a Board of Director of the Company

3.4    Election of Khmelevskiy Igor Borisovich as a              Mgmt          For                            For
       Board of Director of the Company

3.5    Election of Pumpyanskiy Dmitriy Aleksandrovich            Mgmt          For                            For
       as a Board of Director of the Company

3.6    Election of Marous Josef as a Board of Director           Mgmt          For                            For
       of the Company

3.7    Election of Eskindarov Mukhadin Abdurakhmanovich          Mgmt          For                            For
       as a Board of Director of the Company

3.8    Election of Pickering Thomas as a Board of Director       Mgmt          For                            For
       of the Company

3.9    Election of Shokhin Aleksandr Nikolaevich as              Mgmt          For                            For
       a Board of Director of the Company

3.10   Election of Townsend Geoffrey as a Board of               Mgmt          For                            For
       Director of the Company

4.1    Election of Maksimenko Aleksandr Vasilyevich              Mgmt          For                            For
       as a Member of Company's Supervisory Board

4.2    Election of Vorobyov Aleksandr Petrovich as               Mgmt          For                            For
       a Member of Company's Supervisory Board

4.3    Election of Posdnakova Nina Viktorovna as a               Mgmt          For                            For
       Member of Company's Supervisory Board

5.     Approve OOO "Ernst & Young" as the Company's              Mgmt          For                            For
       Auditor

6.1    Approve an interested party transactions                  Mgmt          For                            For

6.2    Approve an interested party transactions                  Mgmt          For                            For

6.3    Approve an interested party transactions                  Mgmt          For                            For

6.4    Approve an interested party transactions                  Mgmt          For                            For

6.5    Approve an interested party transactions                  Mgmt          For                            For

6.6    Approve an interested party transactions                  Mgmt          For                            For

6.7    Approve an interested party transactions                  Mgmt          For                            For

6.8    Approve an interested party transactions                  Mgmt          For                            For

6.9    Approve an interested party transactions                  Mgmt          For                            For

6.10   Approve an interested party transactions                  Mgmt          For                            For

6.11   Approve an interested party transactions                  Mgmt          For                            For

6.12   Approve an interested party transactions                  Mgmt          For                            For

6.13   Approve an interested party transactions                  Mgmt          For                            For

6.14   Approve an interested party transactions                  Mgmt          For                            For

6.15   Approve an interested party transactions                  Mgmt          For                            For

6.16   Approve an interested party transactions                  Mgmt          For                            For

6.17   Approve an interested party transactions                  Mgmt          For                            For

6.18   Approve an interested party transactions                  Mgmt          For                            For

6.19   Approve an interested party transactions                  Mgmt          For                            For

6.20   Approve an interested party transactions                  Mgmt          For                            For

6.21   Approve an interested party transactions                  Mgmt          For                            For

6.22   Approve an interested party transactions                  Mgmt          For                            For

6.23   Approve an interested party transactions                  Mgmt          For                            For

6.24   Approve an interested party transactions                  Mgmt          For                            For

6.25   Approve an interested party transactions                  Mgmt          For                            For

6.26   Approve an interested party transactions                  Mgmt          For                            For

6.27   Approve an interested party transactions                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOFAS TURK OTOMOBIL FABRIKASI A.S.                                                          Agenda Number:  702096048
--------------------------------------------------------------------------------------------------------------------------
        Security:  M87892101
    Meeting Type:  EGM
    Meeting Date:  23-Oct-2009
          Ticker:
            ISIN:  TRATOASO91H3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A POWER          Non-Voting    No Action
       OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. CERTAIN GLOBAL CUSTODIANS HAVE A
       GLOBAL CUSTODIAN POAs IN PLACE WHICH WOULD
       ELIMINATE THE NEED FOR THE BO POA. IF YOU HAVE
       NOT SUBMITTED ANY POAs FOR THIS MARKET BEFORE,
       PLEASE CONTACT YOUR GLOBAL CUSTODIAN BANK TO
       SEE IF THEY HAVE A POA IN PLACE FOR YOUR ACCOUNTS.
       THANK YOU.

1.     Opening and elect the Chairmanship Council                Mgmt          No Action

2.     Approve the amendment for increasing the number           Mgmt          No Action
       of Members of the Board of Directors from 8
       persons to 10 persons in accordance with Article
       9 of the Article of the Association

3.     Approve that, selection of 2 Members to the               Mgmt          No Action
       Board of Directors to carry out duties until
       the end of tenures of the existing Members
       of the Board of Directors in case the number
       of Members of the Board Membership is determined
       to be 10

4.     Authorize the Chairmanship Council to sign the            Mgmt          No Action
       minutes of the EGM of the shareholders and
       approve this to be satisfactory

5.     Wishes                                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TOFAS TURK OTOMOBIL FABRIKASI AS                                                            Agenda Number:  701973326
--------------------------------------------------------------------------------------------------------------------------
        Security:  M87892101
    Meeting Type:  EGM
    Meeting Date:  03-Jul-2009
          Ticker:
            ISIN:  TRATOASO91H3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A POWER          Non-Voting    No Action
       OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. CERTAIN GLOBAL CUSTODIANS HAVE A
       GLOBAL CUSTODIAN POAs IN PLACE WHICH WOULD
       ELIMINATE THE NEED FOR THE BO POA. IF YOU HAVE
       NOT SUBMITTED ANY POAs FOR THIS MARKET BEFORE,
       PLEASE CONTACT YOUR GLOBAL CUSTODIAN BANK TO
       SEE IF THEY HAVE A POA IN PLACE FOR YOUR ACCOUNTS.
       THANK YOU.

1.     Opening and elect the Chairmanship                        Mgmt          No Action

2.     Amend the Company Article 9 according to the              Mgmt          No Action
       rules of capital markets Board and ministry
       of industry and trade

3.     Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the meeting




--------------------------------------------------------------------------------------------------------------------------
 TOFAS TURK OTOMOBIL FABRIKASI AS                                                            Agenda Number:  702240122
--------------------------------------------------------------------------------------------------------------------------
        Security:  M87892101
    Meeting Type:  OGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  TRATOASO91H3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and election of the Presidential Board            Mgmt          No Action

2      Approve the reading and deliberation of the               Mgmt          No Action
       Board of Directors' and the       Auditors'
       reports, the brief independent auditing report
       by the Independent   Auditing Company, namely
       Guney Bagimsiz Denetim Ve Serbest Muhasebeci
       Mali    Musavirlik A.S., and receive, through
       modification or rejection, the          recommendation
       by the Board of Directors concerning the balance
       sheet and     income table for 2009

3      Approve the changes made within the Board of              Mgmt          No Action
       Directors as per the 315th       Article of
       the Turkish Commercial Law

4      Approve the absolving the Members of the Board            Mgmt          No Action
       of Directors and the Auditors  for the Company's
       activities in 2009

5      Approve, through modification or rejection,               Mgmt          No Action
       the recommendation by the Board   of Directors
       concerning the distribution of the income of
       2009

6      Approve the providing information on the profit           Mgmt          No Action
       distribution policies for     2009 and the
       following years as per the principles of corporate
       management

7      Approve the presentation of information about             Mgmt          No Action
       the information policy of the   Company

8      Amend the Articles of Association as follows:             Mgmt          No Action
       Article 3: Company purpose;     Article 6:
       about Company capital; and Article 9 about
       the Board's Committee

9      Approve the independent auditing Company                  Mgmt          No Action

10     Approve the informing the general Board on the            Mgmt          No Action
       donations made in 2009 by the  Company to Charities
       and Associations for social aid purposes

11     Approve the re-election or replacement of the             Mgmt          No Action
       Auditors whose tenures have     expired

12     Approve the determining the monthly gross wages           Mgmt          No Action
       of the Chairman and the       Members of the
       Board of Directors and the Auditors

13     Authorize the Members of the Board of Directors,          Mgmt          No Action
       as per Articles 334 and 335  of the Turkish
       Commercial Law, to conduct the business that
       fall within the   scope of the Company, personally
       or in the name of others, to be shareholders
       in Companies conducting such businesses and
       to conduct other operations on    the condition
       not to be employed with the titles of Member
       of Board of        Directors, Director or employee
       for third parties or companies that engage
       in the trade business on motor vehicles other
       than those manufactured by the     FIAT Group
       or under the license thereof

14     Authorize the Presidential Board to sign the              Mgmt          No Action
       minutes of the general meeting   in the name
       of the shareholders and to be settled for this

15     Wishes and opinions                                       Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TONG YANG SECURITIES INC                                                                    Agenda Number:  702432105
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8893H108
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  KR7003470002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement; cash dividend            Mgmt          For                            For
       KRW 150 per 1 ordinary shares, KRW 200 per
       1 preferred shares

2      Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

3.1    Election of Dongwon Seo and Jungkook Kwon as              Mgmt          For                            For
       the Inside Directors

3.2    Election of Dongsung Cho as an Outside Director           Mgmt          For                            For

4      Election of Jungkook Kwon as a Audit Committee            Mgmt          For                            For
       Member as Inside Director

5      Approve the limit of remuneration for the Directors       Mgmt          For                            For
       KRW 7 bil




--------------------------------------------------------------------------------------------------------------------------
 TOP GLOVE CORP BERHAD                                                                       Agenda Number:  702157985
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y88965101
    Meeting Type:  AGM
    Meeting Date:  12-Jan-2010
          Ticker:
            ISIN:  MYL7113OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the audited financial statements for              Non-Voting    No vote
       the FYE 31 AUG 2009 together with the reports
       of the Directors and the Auditors thereon

1.     Declare a Single Tier Final Dividend of 18%               Mgmt          For                            For
       [net 9 sen per share] and Single Tier Special
       Dividend of 12% [net 6 sen per share) for the
       FYE 31 AUG 2009

2.     Approve the payment of Directors' fees for the            Mgmt          For                            For
       FYE 31 AUG 2009

3.     Re-elect Puan Sri Tong Siew Bee as a Director,            Mgmt          For                            For
       who retires pursuant to Article 94 of the Company's
       Articles of Association

4.     Re-elect Lee Kim Meow as a Director, who retires          Mgmt          For                            For
       pursuant to Article 94 of the Company's Articles
       of Association

5.     Re-elect Lim Cheong Guan as a Director, who               Mgmt          For                            For
       retires pursuant to Article 94 of the Company's
       Articles of Association

6.     Re-appoint Tan Sri Datuk Arshad Bin Ayub as               Mgmt          For                            For
       a Director of the Company and to hold office
       until the conclusion of the next AGM, pursuant
       to Section 129(6) of the Companies Act, 1956

7.     Re-appoint Mr. Sekarajasekaran a/l Arasaratnam            Mgmt          For                            For
       as a Director of the Company and to hold office
       until the conclusion of the next AGM, pursuant
       to Section 129(6) of the Companies Act, 1956

8.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       of the Company until the conclusion of the
       next AGM and authorize the Directors to fix
       their remuneration

9.     Authorize the Directors, subject to Section               Mgmt          For                            For
       132D of the Companies Act, 1965 and approvals
       of the relevant governmental/regulatory authorities,
       to issue and allot shares in the Company, at
       any time to such persons and upon such terms
       and conditions and for such purposes as the
       Directors may, in their absolute discretion
       deem fit, provided that the aggregate number
       of shares issued pursuant to this Resolution
       does not exceed ten per centum (10%) of the
       issued and paid-up share capital of the Company
       for the time being; and authorize the Directors
       to obtain the approval for the listing of and
       quotation for the additional shares so issued
       on the Bursa Malaysia Securities Berhad; [Authority
       expires immediately upon the passing of this
       Resolution and continue to be in force until
       the conclusion of the next AGM of the Company]

10.    Authorize the Company, subject to Companies               Mgmt          For                            For
       Act, 1965, the Company's Memorandum and Articles
       of Association, the Listing Requirements of
       Bursa Malaysia Securities Berhad [Bursa Securities]
       and the approvals of all relevant governmental
       and/or regulatory authority [if any], to purchase
       such amount of ordinary shares of MYR 0.50
       each in the Company [Proposed Share Buy-Back]
       as may determined by the Board from time to
       time through Bursa Securities upon such terms
       and conditions as the Board may deem fit and
       expedient in the interest of the Company provided
       that the aggregate number of shares purchased
       pursuant to this resolution shall not exceed
       10% of the total issued and paid-up share capital
       of the Company; the maximum amount of funds
       to be utilized for the purpose of the Proposed
       Share Buy-Back shall not exceed the Company's
       aggregate retained profits and/or share premium
       account; at the discretion of the Board, the
       shares of the Company to be purchased are proposed
       to be cancelled and/or retained as treasury
       shares and/or distributed as dividends and/or
       resold on Bursa Securities; [Authority expires
       at the conclusion of the next AGM of the Company
       at which time the authority shall lapse unless
       by ordinary resolution passed at a general
       meeting, the authority is renewed either unconditionally
       or subject to conditions; or the expiration
       of the period within which the next AGM is
       required by law to be held]; and authorize
       the Board to take such steps to give full effect
       to the Proposed Share Buy-Back with full power
       to assent to any conditions, modifications,
       variations and/or amendments as may be imposed
       by the relevant authorities and/or to do all
       such acts and things as the Board may deem
       fit and expedient in the best interest of the
       Company

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 TOP GLOVE CORP BERHAD                                                                       Agenda Number:  702465964
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y88965101
    Meeting Type:  EGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  MYL7113OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the bonus issue of up to  348,013,000             Mgmt          For                            For
       new ordinary shares of  MYR     0.50 each in
       top glove   shares  on the basis of 1 new share
       for every 1      existing share

2      Approve to increase the authorized share capital          Mgmt          For                            For
       of Top Glove from MYR        200,000,000 comprising
       400,000,000 shares to MYR 400,000,000 comprising
       800,000,000 shares  proposed increase
       in authorized shares capital

S.1    Amend the  Memorandum and Articles of  Association        Mgmt          For                            For
       (M and A) of Top  Glove    proposed amendments




--------------------------------------------------------------------------------------------------------------------------
 TORAH PORTLAND CEMENT COMPANY, CAIRO                                                        Agenda Number:  702305245
--------------------------------------------------------------------------------------------------------------------------
        Security:  M87901100
    Meeting Type:  OGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  EGS3C311C015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO  BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT

1      Receive the Board of Directors report for the             Mgmt          No Action
       Company's activity for the FYE  31 DEC 2009

2      Receive the financial Auditor report for the              Mgmt          No Action
       same period of time

3      Approve the Company financial statements for              Mgmt          No Action
       the same period

4      Approve the suggested profit distribution by              Mgmt          No Action
       the Board of Directors

5      Approve the Board of Directors changes                    Mgmt          No Action

6      Approve to release the Board of Directors responsibilitiesMgmt          No Action
       for the YE 2009

7      Approve to determine transportation allowances            Mgmt          No Action
       for the Board of Directors     Members for
       year 2010

8      Approve to hire the Financial Auditor for the             Mgmt          No Action
       year 2010 and determine his     fees

9      Approve the 2009 donations and authorize the              Mgmt          No Action
       Board of Directors to make       donations
       for year 2010

10     Approve the compensation contracts took place             Mgmt          No Action
       2009 with related parties and   authorize the
       Board of Directors to make the same contracts
       at 2010




--------------------------------------------------------------------------------------------------------------------------
 TORAH PORTLAND CEMENT COMPANY, CAIRO                                                        Agenda Number:  702293402
--------------------------------------------------------------------------------------------------------------------------
        Security:  M87901100
    Meeting Type:  EGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  EGS3C311C015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1      Amend the Articles 28 of the Company basic decree         Mgmt          No Action

2      Amend the Articles 39 from the Company basic              Mgmt          No Action
       decree




--------------------------------------------------------------------------------------------------------------------------
 TOTAL ACCESS COMMUNICATION PUBLIC CO LTD                                                    Agenda Number:  702293818
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8904F141
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  TH0554010Z14
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the minutes of the 2009 AGM of shareholders         Mgmt          For                            For
       held on 30 APR 2009

2      Acknowledge the annual report on the business             Mgmt          For                            For
       operation of the Company for    2009

3      Approve the consolidated audited financial statements     Mgmt          For                            For
       of the Company as at 31 DEC 2009

4      Approve the annual dividend payment  with respect         Mgmt          For                            For
       to the 2009 results

5      Approve the election of the Directors                     Mgmt          For                            For

6      Approve the remuneration of the Directors for             Mgmt          For                            For
       2010

7      Approve the appointment of the Auditors of the            Mgmt          For                            For
       Company and determination of   their remuneration

8      Approve the renewal of the general mandate for            Mgmt          For                            For
       interested person transactions

9      Approve the issuance of new debentures                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOTVS SA                                                                                    Agenda Number:  702025986
--------------------------------------------------------------------------------------------------------------------------
        Security:  P92184103
    Meeting Type:  EGM
    Meeting Date:  07-Jul-2009
          Ticker:
            ISIN:  BRTOTSACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       PLEASE NOTE THAT VOTES IN FAVOR AND AGAINST               Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.

1.     Amend the Article 3rd of the Corporate By-Laws            Mgmt          For                            For
       to include within the Company's corporate purpose,
       the activity of outsourcing

2.     Amend the Article 21st and item XXII of Article           Mgmt          For                            For
       24th of the Company's Corporate By-Laws to
       amend the number of Members of the Board of
       Directors

3.     Approve to consolidate the Company's Corporate            Mgmt          For                            For
       By-Laws




--------------------------------------------------------------------------------------------------------------------------
 TOTVS SA                                                                                    Agenda Number:  702063481
--------------------------------------------------------------------------------------------------------------------------
        Security:  P92184103
    Meeting Type:  EGM
    Meeting Date:  26-Aug-2009
          Ticker:
            ISIN:  BRTOTSACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST"           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Amend the Article 3 of the Corporate By-Laws              Mgmt          For                            For
       to include within the Company's corporate purpose,
       the activity of outsourcing

II.    Amend the Article 21 and 24 of the Company's              Mgmt          For                            For
       Corporate By-Laws and the number of Members
       of the Board of Directors

III.   Approve to consolidate the Company's Corporate            Mgmt          For                            For
       By-Laws




--------------------------------------------------------------------------------------------------------------------------
 TOTVS SA                                                                                    Agenda Number:  702063544
--------------------------------------------------------------------------------------------------------------------------
        Security:  P92184103
    Meeting Type:  EGM
    Meeting Date:  26-Aug-2009
          Ticker:
            ISIN:  BRTOTSACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES IN FAVOR AND AGAINST               Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Amend the wording of the private deed for the             Mgmt          For                            For
       1st private issue of debentures convertible
       into shares debenture issue deed, for the purpose
       of detailing the calculation method for the
       updating and of the remuneration for the debentures
       convertible into shares of both series of the
       1st private issue of the Company debentures

II.    Amend the wording of the debenture issue deed,            Mgmt          For                            For
       for the purpose of detailing the calculation
       method and the updating of the non-conversion
       premium of debentures provided in items 3.15
       Et Sequence of the debenture issue deed

III.   Amend the wording of the debenture issue deed,            Mgmt          For                            For
       for the purpose of detailing the calculation
       method and the updating of the conversion percentages

IV.    Amend the wording of the debenture issue deed,            Mgmt          For                            For
       for the purpose of detailing the calculation
       method and the updating of the price premium
       in case of obligatory conversion of the debentures,
       provided in item 3.18 Et Sequence of the debenture
       issue deed

V.     Authorize the Executive Committee to adopt any            Mgmt          For                            For
       measures necessary for the formalization of
       the amendments as mentioned, but not limited
       to, the signing of an amendment to the debentures
       deed




--------------------------------------------------------------------------------------------------------------------------
 TOTVS SA                                                                                    Agenda Number:  702284465
--------------------------------------------------------------------------------------------------------------------------
        Security:  P92184103
    Meeting Type:  AGM
    Meeting Date:  24-Mar-2010
          Ticker:
            ISIN:  BRTOTSACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Acknowledge the Directors accounts, to examine,           Mgmt          For                            For
       discuss and approve the       Company's consolidated
       financial statements for the FYE 31 DEC 2009

2      Approve to decide the allocation of the result            Mgmt          For                            For
       of the FY and on the           distribution
       of dividends

3      Election of the Members of the Board of Directors         Mgmt          For                            For

4      Approve to set the total annual payment for               Mgmt          For                            For
       the members of the Board of       Directors

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TPI POLENE PUBLIC CO LTD (FORMERLY TPI POLENE CO LTD)                                       Agenda Number:  702270202
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8939M111
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  TH0212010019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the minutes of the 2009 annual general            Mgmt          For                            For
       shareholders' meeting

2      Acknowledge the Board of Directors' report on             Mgmt          For                            For
       the 2009 operating results

3      Approve to have the audit committee report the            Mgmt          For                            For
       2009 operating results

4      Approve the Balance Sheets and profit and loss            Mgmt          For                            For
       statements for the FYE 31 DEC  2009

5      Approve the legal reserve and distribution of             Mgmt          For                            For
       dividend for the 2009 operating results

6      Appointment of the Statutory Auditors of the              Mgmt          For                            For
       Company and approve to fix the

7      Election of new members of the Directors in               Mgmt          For                            For
       replacement of those retired by

8      Approve to determine the remuneration of the              Mgmt          For                            For
       Directors

9      Any other issues                                          Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TRACTEBEL ENERGIA SA, FLORIANOPOLIS                                                         Agenda Number:  702345934
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9208W103
    Meeting Type:  EGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  BRTBLEACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'          Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU."

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1      Approve the renewal of the contract for the               Mgmt          For                            For
       provison of services of services with the controlling
       shareholder Suez Tractebel S.A.




--------------------------------------------------------------------------------------------------------------------------
 TRACTEBEL ENERGIA SA, FLORIANOPOLIS                                                         Agenda Number:  702340237
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9208W103
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  BRTBLEACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to take the accounts of the Directors,            Mgmt          For                            For
       to examine, discuss and vote   the financial
       statements relating to FYE 31 DEC 2009

2      Approve the capital budget for retention of               Mgmt          For                            For
       profit

3      Approve the destination of the year end results           Mgmt          For                            For
       and to distribute dividends

4      Approve to deliberate on the participation of             Mgmt          For                            For
       the employees in the relating   to FYE 31 DEC
       2009

5      Approve to set the directors and finance committee        Mgmt          For                            For
       global remuneration

6      Election of the members of the finance committee          Mgmt          For                            For
       and substitutes

7      Approve to take cognizance of the resignation             Mgmt          For                            For
       of a substitute of the Board of Directors

8      Election of the members of the Board of Directors         Mgmt          For                            For
       and substitutes

9      Approve to decide on the newspapers in which              Mgmt          For                            For
       company notices will be          published




--------------------------------------------------------------------------------------------------------------------------
 TRAKYA CAM SANAYII AS                                                                       Agenda Number:  702322289
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8811Q100
    Meeting Type:  OGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  TRATRKCM91F7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and election of the Presidential Board,           Mgmt          No Action
       authorize the Chairmanship to sign the minutes
       of the meeting

2      Approve the concerning activities and accounts            Mgmt          No Action
       of 2009, reading the           activities report
       of the Board of Directors, Auditors report
       and Independent  Auditors report

3      Approve the balance sheet and income statements           Mgmt          No Action
       for year 2009

4      Approve the profit distribution of the year               Mgmt          No Action
       2009

5      Approve the assignments made to the Board Membership      Mgmt          No Action

6      Approve to absolve the Members of the Board               Mgmt          No Action
       of Directors and the Auditors for the Company's
       activities in 2009

7      Election of the Auditors                                  Mgmt          No Action

8      Authorize the Board Members according to the              Mgmt          No Action
       Articles 334 and 335 of the      Turkish Commercial
       Code

9      Approve to determine the salaries of the Board            Mgmt          No Action
       of Directors

10     Approve to determine the salaries of the Auditors         Mgmt          No Action

11     Approve the presentation of information to the            Mgmt          No Action
       shareholders about the         donations

12     Amend the Articles of the Association                     Mgmt          No Action

13     Approve presentation of information to the assembly       Mgmt          No Action
       about the assurances      given to the third
       parties

14     Approve the Independent Auditing Firm                     Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TRANSCEND INFORMATION INC                                                                   Agenda Number:  702449047
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8968F102
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  TW0002451002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of monetary loans                              Non-Voting    No vote

A.4    The status of endorsement and guarantee                   Non-Voting    No vote

A.5    The status of the 2009 local unsecured convertible        Non-Voting    No vote
       bonds

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 6 per share

B.3    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.4    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.5    Approve the revision to the procedures of asset           Mgmt          For                            For
       acquisition or disposal

B.6    Approve the revision to the Articles of incorporation     Mgmt          For                            For

B.7    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TRANSPORTADORA DE GAS DEL SUR S A                                                           Agenda Number:  702293767
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9308R103
    Meeting Type:  OGM
    Meeting Date:  16-Apr-2010
          Ticker:
            ISIN:  ARP9308R1039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE BE ADVISED THAT IN ORDER TO PERMIT FOREIGN         Non-Voting    No Action
       SHAREHOLDERS TO PARTICIPATE IN SHAREHOLDERS'
       MEETINGS, ARGENTINEAN COMPANIES MAY REQUEST
       FOREIGN          SHAREHOLDERS TO PROVIDE PROOF
       OF THEIR REGISTRATION AT THE SUPERINTENDENCY
       OF CORPORATIONS  INSPECCION GENERAL DE JUSTICIA
       .

1      Approve the designation of two shareholders               Mgmt          No Action
       to sign the meeting minutes

2      Receive the annual report, inventory, financial           Mgmt          No Action
       statements, informative       summary, information
       required by Article 68 of the Buenos Aries
       stock         exchange regulations, report
       from the Auditor and report from the oversight
       committee, in accordance with Article 234,
       line 1, of Law 19,550, for the FYE 31 DEC 2009
       and its version in the English language

3      Approve the allocation to give the result of              Mgmt          No Action
       the FYE 31 DEC 2009

4      Approve the term in office of the Board of Directors      Mgmt          No Action
       and of the Oversight     Committee during the
       FYE 31 DEC 2009, as well as the establishment
       of its     compensation, with Article 5 of
       item III 3.2 of Book I of the Rules of
       National Securities Committee  T.O. 2001
       not applying

5      Approve the budget for the functioning of the             Mgmt          No Action
       Audit Committee during the      current FY

6      Approve the designation of the certifying accountant      Mgmt          No Action
       who will certify the     financial statements
       from the current FY and determination of his
       or her      compensation

7      Approve the designation of the full members               Mgmt          No Action
       of the Board of Directors and of  the alternate
       members of the Board of Directors and of the
       full and alternate members of the oversight
       committee, and determination of the period
       of their  term in office




--------------------------------------------------------------------------------------------------------------------------
 TRANSPORTADORA DE GAS DEL SUR S.A.                                                          Agenda Number:  933225662
--------------------------------------------------------------------------------------------------------------------------
        Security:  893870204
    Meeting Type:  Annual
    Meeting Date:  16-Apr-2010
          Ticker:  TGS
            ISIN:  US8938702045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPOINTMENT OF TWO SHAREHOLDERS TO APPROVE AND            Mgmt          For
       SIGN THE MEETING MINUTES.

02     CONSIDERATION OF THE ANNUAL REPORT, INVENTORY,            Mgmt          For
       FINANCIAL STATEMENTS, INFORMATION REVIEW, INFORMATION
       REQUIRED BY SECTION 68 OF THE BUENOS AIRES
       STOCK EXCHANGE REGULATIONS, AUDITOR'S REPORT
       AND STATUTORY AUDIT COMMITTEE'S REPORT.

03     CONSIDERATION OF THE ALLOCATION OF THE NET INCOME         Mgmt          For
       FOR THE FISCAL YEAR ENDED DECEMBER 31, 2009.

04     CONSIDERATION OF THE ACTIONS CARRIED OUT BY               Mgmt          For
       THE BOARD OF DIRECTORS AND THE STATUTORY AUDIT
       COMMITTEE DURING THE FISCAL YEAR ENDED DECEMBER
       31, 2009 AND DETERMINATION OF THEIR COMPENSATION,
       FOR WHICH PURPOSE SECTION 5, ITEM III.3.2 OF
       BOOK I OF THE RULES OF COMISION NACIONAL DE
       VALORES SHALL NOT APPLY.

05     CONSIDERATION OF THE OPERATING BUDGET FOR THE             Mgmt          For
       AUDITING COMMITTEE FOR THE CURRENT FISCAL YEAR.

06     APPOINTMENT OF AN INDEPENDENT ACCOUNTANT TO               Mgmt          For
       CERTIFY THE FINANCIAL STATEMENTS FOR THE CURRENT
       FISCAL YEAR AND DETERMINATION OF HIS COMPENSATION.

07     APPOINTMENT OF REGULAR DIRECTORS AND ALTERNATE            Mgmt          For
       DIRECTORS, AND STATUTORY AUDIT COMMITTEE REGULAR
       AND ALTERNATE MEMBERS, AND DETERMINATION OF
       THEIR TERM OF OFFICE. THE BOARD OF DIRECTORS"




--------------------------------------------------------------------------------------------------------------------------
 TRAVELSKY TECHNOLOGY LTD                                                                    Agenda Number:  701973263
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8972V101
    Meeting Type:  EGM
    Meeting Date:  10-Jul-2009
          Ticker:
            ISIN:  CNE1000004J3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR THE BELOW RESOLUTION.
       THANK YOU.

1.     Approve the form and substance of the agreement           Mgmt          For                            For
       [Southern Airline Services Agreement] dated
       07 MAY 2009 [as specified] and made between
       the Company and China Southern Airlines Company
       Limited [as specified][Southern Airlines] in
       relation to the provision of the Technology
       Services [as specified] to Southern Airlines
       [including Chongqing Airlines Company Limited
       [as specified] and Xiamen Airlines Company
       Limited [as specified]] by the Group [as defined
       in the Circular] and all the transactions contemplated
       thereby, and the annual caps [as defined in
       the Circular] for the transactions contemplated
       under the Southern Airline Services Agreement
       for the YE 31 DEC 2009 as shown in the circular,
       and authorize the Directors of the Company
       to take any step as they consider necessary,
       desirable or expedient in connection with the
       Southern Airline Services Agreement and the
       transactions contemplated thereby




--------------------------------------------------------------------------------------------------------------------------
 TRAVELSKY TECHNOLOGY LTD                                                                    Agenda Number:  702154927
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8972V101
    Meeting Type:  EGM
    Meeting Date:  30-Dec-2009
          Ticker:
            ISIN:  CNE1000004J3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTIONS
       1 TO 10. THANK YOU.

1.     Approve to grant a general mandate with a 3               Mgmt          For                            For
       Year term ending 31 DEC 2012 to the Directors
       of the Company [the Directors] to carry out
       the Air China Transactions [as specified] and
       all the transactions contemplated thereunder;
       and the Annual Caps [as specified] for the
       transactions contemplated under the Air China
       Transactions for each of the three years ending
       31 DEC 2012 as shown in the Circular, and authorize
       the Directors to take any step as they consider
       necessary, desirable or expedient in connection
       with the Air China Transactions and the transactions
       contemplated thereunder

2.     Approve to grant a general mandate with a 3               Mgmt          For                            For
       Year term ending 31 DEC 2012 to the Directors
       to carry out the Southern Airlines Transactions
       [as specified] and all the transactions contemplated
       thereunder; and the Annual Caps for the transactions
       contemplated under the Southern Airlines Transactions
       for each of the three years ending 31 DEC 2012
       as shown in the Circular, and authorize the
       Directors to take any step as they consider
       necessary, desirable or expedient in connection
       with the Southern Airlines Transactions and
       the transactions contemplated thereunder

3.     Approve to grant a general mandate with a 3               Mgmt          For                            For
       year term ending 31 DEC 2012 to the Directors
       to carry out the Lucky Airlines Transactions
       [as specified] and all the transactions contemplated
       thereunder; and the Annual Caps for the transactions
       contemplated under the Lucky Airlines Transactions
       for each of the three years ending 31 DEC 2012
       as shown in the Circular, and authorize the
       Directors to take any step as they consider
       necessary, desirable or expedient in connection
       with the Lucky Airlines Transactions and the
       transactions contemplated thereunder

4.     Approve to grant a general mandate with a 3               Mgmt          For                            For
       year term ending 31 DEC 2012 to the Directors
       to carry out the Shandong Airlines Transactions
       [as specified] and all the transactions contemplated
       thereunder; and the Annual Caps for the transactions
       contemplated under the Shandong Airlines Transactions
       for each of the 3 years ending 31 DEC 2012
       as shown in the Circular, and authorize the
       Directors to take any step as they consider
       necessary, desirable or expedient in connection
       with the Shandong Airlines Transactions and
       the transactions contemplated thereunder

5.     Approve to grant a general mandate with a 3               Mgmt          For                            For
       year term ending 31 DEC 2012 to the Directors
       to carry out the Eastern Airlines Transactions
       [as specified] and all the transactions contemplated
       thereunder; and the Annual Caps for the transactions
       contemplated under the Eastern Airlines Transactions
       for each of the three years ending 31 DEC 2012
       as shown in the Circular, and authorize the
       Directors to take any step as they consider
       necessary, desirable or expedient in connection
       with the Eastern Airlines Transactions and
       the transactions contemplated thereunder

6.     Approve to grant a general mandate with a 3               Mgmt          For                            For
       year term ending 31 DEC 2012 to the Directors
       to carry out the Macau Airlines Transactions
       [as specified] and all the transactions contemplated
       thereunder; and the Annual Caps for the transactions
       contemplated under the Macau Airlines Transactions
       for each of the three years ending 31 DEC 2012
       as shown in the Circular, and authorize the
       Directors to take any step as they consider
       necessary, desirable or expedient in connection
       with the Macau Airlines Transactions and the
       transactions contemplated thereunder

7.     Approve to grant a general mandate with a 3               Mgmt          For                            For
       year term ending 31 DEC 2012 to the Directors
       to carry out the Xiamen Airlines Transactions
       [as specified] and all the transactions contemplated
       thereunder; and the Annual Caps for the transactions
       contemplated under the Xiamen Airlines Transactions
       for each of the three years ending 31 DEC 2012
       as shown in the Circular, and authorize the
       Directors to take any step as they consider
       necessary, desirable or expedient in connection
       with the Xiamen Airlines Transactions and the
       transactions contemplated there under

8.     Approve to grant a general mandate with a 3               Mgmt          For                            For
       year term ending 31 DEC 2012 to the Directors
       to carry out the Hainan Airlines Transactions
       [as specified] and all the transactions contemplated
       thereunder; and the Annual Caps for the transactions
       contemplated under the Hainan Airlines Transactions
       for each of the 3 years ending 31 DEC 2012
       as shown in the Circular, and authorize the
       Directors to take any step as they consider
       necessary, desirable or expedient in connection
       with the Hainan Airlines Transactions and the
       transactions contemplated thereunder

9.     Approve the form and substance of the agreement           Mgmt          For                            For
       [New Network Services Agreement] dated 04 NOV
       2009 [as specified] and made between 1] the
       Company; 2] Yunnan TravelSky Airport Technology
       Limited; 3] Heilongjiang Travel Sky Airport
       Technology Limited; 4] Dalian TravelSky Airport
       Technology Limited; 5] Hebei TravelSky Airport
       Technology Limited; 6] TravelSky Technology
       [Hong Kong] Limited; 7] Travel Sky Technology
       [Singapore] Limited; 8] TravelSky Technology
       [Japan] Limited; 9] TravelSky Technology [Korea]
       Limited; 10] InfoSky Technology Company Limited;
       11] Shanghai TravelSky Information Technology
       Limited; 12] Guangzhou TravelSky Information
       Technology Limited; 13] Shanghai Civil Aviation
       East China Cares System Integration Company
       Limited; 14] Shanghai Dongmei Aviation Tourism
       Online Company Limited; 15] Aviation Cares
       of Southwest Chengdu Limited;16] Civil Aviation
       Cares of Qingdao Limited; 17] Hainan Civil
       Aviation Cares Company Limited; 18] Cares Hubei
       Company Limited; 19] Cares Chongqing Information
       Technology Company Limited; 20] Aviation Cares
       of Yunnan Information Company Limited; 21]
       Civil Aviation Cares of Xiamen Limited; 22]
       Civil Aviation Cares of Xi'an Limited; 23]
       Civil Aviation Cares Technology of Xinjiang
       Limited; 24] Shenyang Civil Aviation Cares
       of Northeast China, Limited; 25] Cares Shenzhen
       Company Limited; and 26] Guangzhou Airport
       Airspan Information Technology Company Limited
       in relation to the provision of network services
       as more particularly set out in the Circular
       and all the transactions contemplated thereunder;
       and approve the Annual Caps for the transactions
       contemplated under the New Network Services
       Agreement between the Company and the Connected
       Service Companies for each of the three years
       ending 31 DEC 2012 as shown in the Circular,
       and authorize the Directors to take any step
       as they consider necessary, desirable or expedient
       in connection with the New Network Services
       Agreement and the transactions contemplated
       there under

10.    Approve to renew the Sichuan Airline Services             Mgmt          For                            For
       Agreement [as specified] [a copy of which has
       been produced to the meeting marked Band signed
       by the chairman of the meeting for the purpose
       of identification] for a further term of 1
       year from 01 JAN 2010 to 31 DEC 2010 in relation
       to provision of technology services as more
       particularly set out in the Circular and all
       the transactions contemplated thereunder; and
       the Annual Cap for the transactions contemplated
       under the Sichuan Airline Services Agreement
       for the year ending 31 DEC 2010 as shown in
       the Circular, and authorize the Directors to
       take any step as they consider necessary, desirable
       or expedient in connection with the Sichuan
       Airline Services Agreement and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 TRAVELSKY TECHNOLOGY LTD                                                                    Agenda Number:  702226071
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8972V101
    Meeting Type:  EGM
    Meeting Date:  16-Mar-2010
          Ticker:
            ISIN:  CNE1000004J3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE IN "FAVOR" OR "AGAINST" ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1.A    Re-elect Mr. Xu Qiang as an Executive Director            Mgmt          For                            For
       for a term of 3 years with     effect from
       the conclusion of the EGM, and authorize the
       Board on behalf of   the Company to execute
       necessary documents including the Service Contract
       with such elected Director and determine
       his remuneration

1.B    Re-elect Mr. Cui Zhixiong as an Executive Director        Mgmt          For                            For
       for a term of 3 years with effect from the
       conclusion of the EGM, and authorize the Board
       on behalf of   the Company to execute necessary
       documents including the Service Contract
       with such elected Director and determine
       his remuneration

1.C    Re-elect Mr. Xiao Yinhong as an Executive Director        Mgmt          For                            For
       for a term of 3 years with effect from the
       conclusion of the EGM, and authorize the Board
       on behalf of   the Company to execute necessary
       documents including the Service Contract
       with such elected Director and determine
       his remuneration

1.D    Re-elect Mr. Wang Quanhua as a Non-Executive              Mgmt          For                            For
       Director for a term of 3 years   with effect
       from the conclusion of the EGM, and authorize
       the Board on behalf of the Company to execute
       necessary documents including the Service Contract
       with such elected Director and determine his
       remuneration

1.E    Re-elect Mr. Luo Chaogeng as a Non-Executive              Mgmt          For                            For
       Director for a term of 3 years   with effect
       from the conclusion of the EGM, and authorize
       the Board on behalf of the Company to execute
       necessary documents including the Service Contract
       with such elected Director and determine his
       remuneration

1.F    Elect Mr. Sun Yude as a Non-Executive Director            Mgmt          For                            For
       for a term of 3 years with

1.G    Elect Mr. Cheung Yuk Ming as an Independent               Mgmt          For                            For
       Non-Executive Director for a term

1.H    Elect Mr. Zhou Deqiang as an Independent Non-Executive    Mgmt          For                            For
       Director for a term of

1.I    Elect Mr. Pan Chongyi as an Independent Non-Executive     Mgmt          For                            For
       Director for a term of

2.A    Elect Ms. Zeng Yiwei as a Shareholder Representative      Mgmt          For                            For
       Supervisor for a term of

2.B    Re-elect Mr. Yu Yanbing as a Shareholder Representative   Mgmt          For                            For
       Supervisor for a term of 3 years with effect
       from the conclusion of the EGM, and authorize
       the      Board on behalf of the Company to
       execute necessary documents including the
       Service Contract with such elected Supervisor
       and determine his remuneration

2.C    Re-elect Mr. Rao Geping as an Independent Supervisor      Mgmt          For                            For
       for a term of 3 years    with effect from the
       conclusion of the EGM, and authorize the Board
       on behalf of the Company to execute necessary
       documents including the Service Contract  with
       such elected Supervisor and determine his remuneration

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF TRUE RECORD DATE. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TRAVELSKY TECHNOLOGY LTD                                                                    Agenda Number:  702322467
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8972V101
    Meeting Type:  EGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  CNE1000004J3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTION
       NUMERS. THANK YOU.

1      Ratify and approve the form and substance of              Mgmt          For                            For
       the Airline Services Agreement   as specified
       in relation to the provision of technology
       services by the      Company to Shanghai Airlines
       Company Limited up to 31 DEC 2010 as specified
       and all the transactions contemplated there
       under; the Annual Cap  as         specified
       for the transactions contemplated under the
       Airline Services       Agreement for the YE
       31 DEC 2010 as shown in the Circular; and authorize
       the  Directors of the Company  the "Directors"
       to take any step as they consider  necessary,
       desirable or expedient in connection with the
       Airline Services     Agreement and the transactions
       contemplated thereunder

2      Approve the giving of consent to, or the entry            Mgmt          For                            For
       into of any agreement(s) for,  by the Company
       and/or Accounting Centre of China Aviation
       Limited Company,    the transfer of rights
       and obligations under the Airline Services
       Agreement,  the Revenue Accounting and Settlement
       Agreement  as specified  and/or the     Interline
       Data Exchange Agreement  as specified  from
       Shanghai Airlines       Company Limited to
       New Shanghai Airlines  as specified ; and authorize
       the    Directors to take any step as they consider
       necessary, desirable or expedient in connection
       therewith

S.3    Amend the Articles of Association of the Company          Mgmt          For                            For
       as specified: i) the phrases 'Company Address:
       Raycom InfoTech Park, No. 2 Ke Xue Yuan South
       Road, Haidian District, Beijing, the PRC' and
       'Postal code: 100080' in Article 3 shall be
       deleted and replaced as specified; ii) the
       second paragraph in Article 110    shall be
       deleted in its entirety and replaced as specified;
       and authorize the Directors to file the amended
       Articles with the State Administration for
       Industry and Commerce, the PRC, and to
       take any other steps or sign any       document
       as they consider necessary, desirable or expedient
       in connection     with the aforementioned amendments
       to the Articles

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TRAVELSKY TECHNOLOGY LTD                                                                    Agenda Number:  702410767
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8972V101
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  CNE1000004J3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN20100430280.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       Board  of the Company for the   YE 31 DEC
       2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31  DEC 2009

3      Receive the Auditor's report for the YE 31 DEC            Mgmt          For                            For
       2009 and to consider and       approve the
       audited financial statements of the group
       i.e. the Company and   its subsidiaries  for
       the YE 31 DEC 2009

4      Approve the allocation of profit and distribution         Mgmt          For                            For
       of final dividend for the   YE 31 DEC 2009

5      Appointment of PricewaterhouseCoopers and PricewaterhouseCoopersMgmt          For                            For
       Zhong Tian   CPAs Limited Company as the international
       and PRC Auditors of the Company,    respectively,
       for the YE 31 DEC 2010, and to authorise the
       Board to fix the   remuneration thereof

S.6    Grant of a general mandate to the Board to allot,         Mgmt          Against                        Against
       issue or deal with the      shares of the Company
       as specified in the Company's circular dated
       30 APR     2010

S.7    Grant of a general mandate to the Board to repurchase     Mgmt          For                            For
       H shares of the Company as specified in the
       Company's circular dated 30 APR 2010




--------------------------------------------------------------------------------------------------------------------------
 TRAVELSKY TECHNOLOGY LTD                                                                    Agenda Number:  702412812
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8972V101
    Meeting Type:  CLS
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  CNE1000004J3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR THE RESOLUTIONS.
       THANKS YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN20100430280.pdf

S.1    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to repurchase H Shares of the Company as set
       out in the Company's circular dated 30 APR
       2010




--------------------------------------------------------------------------------------------------------------------------
 TRIPOD TECHNOLOGY CO LTD                                                                    Agenda Number:  702426734
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8974X105
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  TW0003044004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IF YOU WISH TO EXPRESS YOUR DISSENSION PLEASE             Non-Voting    No vote
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 661333 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of endorsement, guarantee and monetary         Non-Voting    No vote
       loans

A.4    The establishment for the rules of the Board              Non-Voting    No vote
       meeting

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend TWD 2.7 per share

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve the revision to the procedure of endorsement      Mgmt          For                            For
       and guarantee

B.5    Approve the revision to the procedures of Monetary        Mgmt          For                            For
       loans

B.6    Approve the revision to the procedures of Asset           Mgmt          For                            For
       Acquisition or disposal and trading derivatives

B.7    Approve the establishment to the rules of the             Mgmt          For                            For
       authority of the supervisors

B.8    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TRUE CORPORATION PUBLIC COMPANY LIMITED                                                     Agenda Number:  702264475
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3187S100
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  TH0375010012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the minutes of the AGM of the shareholders          Mgmt          For                            For
       for the year 2009

2      Acknowledge the report on the result of business          Mgmt          For                            For
       operation of the Company for the year 2009

3      Approve the balance sheet and the profit and              Mgmt          For                            For
       loss statements of the Company   for the FYE
       31 DEC 2009

4      Approve the dividend payment and the profit               Mgmt          For                            For
       appropriation as a legal reserves from the
       2009 Annual results

5      Election of Directors to replace the Directors,           Mgmt          For                            For
       who retires by rotation

6      Approve the Directors' remuneration                       Mgmt          For                            For

7      Appointment of the Company's Auditors and determine       Mgmt          For                            For
       the Auditors

8      Approve the issuance and offering of the Debentures       Mgmt          Against                        Against

9      Approve the sale of Investment in True International      Mgmt          For                            For
       Communication Company    Limited to True Move
       Company Limited, the Company's subsidiary




--------------------------------------------------------------------------------------------------------------------------
 TRUWORTHS INTERNATIONAL LTD                                                                 Agenda Number:  702111686
--------------------------------------------------------------------------------------------------------------------------
        Security:  S8793H130
    Meeting Type:  AGM
    Meeting Date:  05-Nov-2009
          Ticker:
            ISIN:  ZAE000028296
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 616842 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive and adopt the Group and the Company               Mgmt          For                            For
       audited annual financial statements for the
       period ended 28 JUN 2009

2.1    Re-elect A.J. Taylor as a Director of the Company         Mgmt          For                            For
       in accordance with its Articles of Association
       which provide that at least one-third of the
       Directors, who retires by rotation at the AGM

2.2    Re-elect A.E. Parfett as a Director of the Company        Mgmt          For                            For
       in accordance with its Articles of Association
       which provide that at least one-third of the
       Directors, who retires by rotation at the AGM

2.3    Re-elect C.T. Ndlovu as a Director of the Company         Mgmt          For                            For
       in accordance with its Articles of Association
       which provide that at least one-third of the
       Directors, who retires by rotation at the AGM

3.     Approve to renew the Directors' general authority,        Mgmt          For                            For
       which shall be limited in aggregate to 5% of
       the Company's shares in issue at 28 JUN 2009,
       over both the unissued shares and the repurchased
       ordinary shares of the Company until the following
       AGM; this general authority shall include the
       power to allot or to sell as the case may be
       such shares for cash subject to the provisions
       of the Companies Act, as amended or substituted
       [the Act] and the JSE Listings Requirements,
       in particular this resolution which if passed
       would constitute a waiver by Members of their
       pre-emptive rights, is subject to not less
       than 75% of the votes of all Members entitled
       to vote and in attendance or represented at
       the meeting being cast in favor and is further
       subject to paragraphs 5.52, 5.75 and 11.22
       of such requirements which in summary provide
       as follows: such shares may only be issued
       or sold as the case may be to public shareholders
       as defined in such requirements and not to
       related parties; such shares may not in any
       1 FY in the aggregate exceed 15% of the Company's
       issued shares the number that may be issued
       or sold as the case may be being determined
       in accordance with subparagraph 5.52 [c] of
       such requirements; the maximum discount at
       which such shares may be issued or sold as
       the case may be is 10% of the weighted average
       traded price of such shares on the JSE over
       the 30 business days preceding the date of
       determination of the issue or selling price
       as the case may be; after the Company has issued
       shares in terms of this general authority representing
       on cumulative basis within a FY, 5% or more
       of the number of shares in issue prior to that
       issue, the Company will publish an announcement
       containing full details of the issue including:
       the number of shares issued; the average discount
       to the weighted average traded price of the
       shares over the 30 business days prior to the
       date that the price of the issue was determined
       or agreed by the Directors; and the effects
       of the issue on the net asset value per share
       net tangible asset value per share earnings
       per share headline earnings per share and diluted
       earnings and headline earnings per share

S.4    Authorize the Company, a general approval contemplated    Mgmt          For                            For
       in the Act, the acquisition from time to time,
       either by the Company itself or by its subsidiaries,
       of the Company's issued shares and including
       the acquisition by the Company of any of its
       issued shares held by its subsidiaries, upon
       such terms and conditions and in such amounts
       as the Directors of the Company may from time
       to time decide, subject however to the provisions
       of the Act and the JSE Listings Requirements
       relating to general repurchases of shares,
       it being recorded that it is currently required
       that general repurchases of a Company's shares
       can be made only if: a) the Company and its
       subsidiaries are enabled by their Articles
       to acquire such shares; b) authorize the Company
       and its subsidiaries by their Members in terms
       of special resolutions taken at general meetings,
       to make such general repurchases, [Authority
       expires the earlier of the conclusion of the
       next AGM or 15 months from the date of the
       Special Resolution]; c) such repurchases are
       effected through the order book operated by
       the JSE trading system and without any prior
       understanding or arrangement between the Company
       and a counterparty, unless the JSE otherwise
       permits; d) such repurchases are limited to
       a maximum of 20% per FY of the Company's issued
       shares of that class at the time the aforementioned
       authorization is given, a maximum of 10% in
       aggregate of the Company's issued shares that
       may have been repurchased being capable of
       being held by subsidiaries of the Company;
       e) such repurchases are made at a price no
       greater than 10% above the weighted average
       market price of the Company's shares traded
       on the JSE over the 5 business days immediately
       preceding the date on which the transaction
       is effect; f) at any point in time, the Company
       appoints only one agent to effect any repurchase
       on the Company's behalf; g) the Company may
       only undertake such repurchases if thereafter
       it still complies with the JSE Listings Requirements
       concerning shareholder spread; h) such repurchases
       are not effected during prohibited periods
       as defined by the JSE, unless complied with
       the conditions as specified in the JSE Listing
       Requirement

5.     Re-appoint Ernst & Young Inc, as the Independent          Mgmt          For                            For
       External Auditors to audit the Group's annual
       financial statements for the period ending
       27 JUN 2010 which has indicated that Ms. Tina
       Rookledge, being a Director of that firm and
       a Registered Auditor, will undertake the audit
       and the Directors endorse the recommendation
       of the Groups Audit Committee that this firm
       be re-appointed for the ensuing period and
       that the terms of its engagement and fees be
       determined by such Committee

6.1    Approve the fees of the Non-Executive Chairman:           Mgmt          For                            For
       ZAR 370,000 for the period ending 27 JUN 2010
       [2009: ZAR 320,000]

6.2    Approve the fees of the Non-Executive Directors:          Mgmt          For                            For
       ZAR 165,000 for the period ending 27 JUN 2010
       [2009: ZAR 150,000]

6.3    Approve the fees of the Audit Committee Chairman:         Mgmt          For                            For
       ZAR 90,000 for the period ending 27 JUN 2010
       [2009: ZAR 75,000]

6.4    Approve the fees of the Audit Committee Member:           Mgmt          For                            For
       ZAR 60,000 for the period ending 27 JUN 2010
       [2009: ZAR 55,000]

6.5    Approve the fees of the Remuneration Committee            Mgmt          For                            For
       Chairman: ZAR 67,000 for the period ending
       27 JUN 2010 [2009: ZAR 60,000]

6.6    Approve the fees of the Remuneration Committee            Mgmt          For                            For
       Member: ZAR 48,000 for the period ending 27
       JUN 2010 [2009: ZAR 45,000]

6.7    Approve the fees of the Risk Committee Member:            Mgmt          For                            For
       ZAR 35,000 for the period ending 27 JUN 2010
       [2009: ZAR 30,000]

6.8    Approve the fees of the Non-Executive Committee           Mgmt          For                            For
       Chairman: ZAR 25,000 for the period ending
       27 JUN 2010 [2009: ZAR 20,000]




--------------------------------------------------------------------------------------------------------------------------
 TSINGTAO BREWERY CO LTD                                                                     Agenda Number:  702093270
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8997D102
    Meeting Type:  EGM
    Meeting Date:  02-Nov-2009
          Ticker:
            ISIN:  CNE1000004K1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.1    Elect Mr. Fumio Yamazaki as a Non-Executive               Mgmt          For                            For
       Director of the Company

1.2    Elect Mr. Tang Jun as a Non-Executive Director            Mgmt          For                            For
       of the Company

2.     Elect Mr. Akiyoshi koji as a Supervisor and               Mgmt          For                            For
       as Shareholder Representative of the Company




--------------------------------------------------------------------------------------------------------------------------
 TSINGTAO BREWERY CO LTD                                                                     Agenda Number:  702411719
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8997D102
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  CNE1000004K1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291713.pdf

CMMT   PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANKS YOU.

1      Approve the work report of the Board of Directors         Mgmt          For                            For
       of the Company for the year 2009

2      Approve the work report of the Board of Supervisors       Mgmt          For                            For
       of the Company for the    year 2009

3      Approve the financial statements (audited) of             Mgmt          For                            For
       the Company for the year 2009

4      Approve to determine the profit distribution              Mgmt          For                            For
       (including dividends             distribution)
       proposal for the year 2009

5      Re-appoint PricewaterhouseCoopers Zhong Tian              Mgmt          For                            For
       Certified Public Accountants     Limited Company
       as the Company's Domestic Auditor and PricewaterhouseCoopers
       as its International Auditor for the year
       2010 and authorize the Board of     Directors
       to determine their remunerations

6      Approve the reward proposal to the Directors              Mgmt          For                            For
       and Supervisors of the Company   for the "Award
       of Board of Directors for the year 2009" awarded
       by Shanghai   Stock Exchange




--------------------------------------------------------------------------------------------------------------------------
 TSRC CORPORATION                                                                            Agenda Number:  702443514
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y84690109
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002103009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 3.2per      share

B.3    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.4    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TUNG HO STL ENTERPRISE CORP                                                                 Agenda Number:  702466978
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y90030100
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  TW0002006004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business reports                                 Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of 2009 endorsements and guarantees            Non-Voting    No vote

A.4    The status of monetary loans                              Non-Voting    No vote

A.5    The status of 2009 treasury stock buyback                 Non-Voting    No vote

A.6    The issuance status of convertible bond and               Non-Voting    No vote
       the status of cash injection

A.7    The asset impairment report of 2009                       Non-Voting    No vote

A.8    The revision of the rules of Board meeting                Non-Voting    No vote

B.1    Ratify the 2009 financial reports                         Mgmt          For                            For

B.2    Ratify the 2009 earnings distribution, proposed           Mgmt          For                            For
       cash dividend: TWD 1.03 per   share

B.3    Approve to revise the plan of unsecured convertible       Mgmt          For                            For
       bond issuance

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve to revise the procedures of engaging              Mgmt          For                            For
       derivatives dealing

B.6    Approve to revise the procedures of acquisition           Mgmt          For                            For
       or disposal of asset

B.7    Approve to revise the procedures of endorsements          Mgmt          For                            For
       and guarantees

B.8    Other issues and extraordinary motions                    Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TURCAS PETROL AS, ISTANBUL                                                                  Agenda Number:  702338888
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8967L103
    Meeting Type:  OGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  TRATRCAS92E6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and elect the chairmanship                        Mgmt          No Action

2      Grant authority to Chairmanship to sign the               Mgmt          No Action
       minutes of the meeting

3      Approve to concerning the activities and accounts         Mgmt          No Action
       of 2009,reading and         deliberation of
       the Board of Directors, Auditors reports, and
       Independent     auditing report, decision on
       the balance sheet and income statements

4      Approve the Members of the Board of Directors             Mgmt          No Action
       and the Auditors for the        Company's activities
       in 2009

5      Approve the profit distribution for year 2009             Mgmt          No Action

6      Elect the Board of Directors and determine their          Mgmt          No Action
       salaries

7      Elect the Auditors and determine their salaries           Mgmt          No Action

8      Approve to submitting the profit distribution             Mgmt          No Action
       policy for general assembly

9      Approve the information to the assembly about             Mgmt          No Action
       the ethical policies of the     Company

10     Approve the presentation of information about             Mgmt          No Action
       the donations

11     Authorize the Board Members according to the              Mgmt          No Action
       Articles 334 and 335 of the      Turkish Commercial
       Code

12     Wishes and hopes                                          Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TURK HAVA YOLLARI AO, ISTANBUL                                                              Agenda Number:  702318886
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8926R100
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2010
          Ticker:
            ISIN:  TRATHYAO91M5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and forming the presidency of Board               Mgmt          No Action

2      Authorize the Board of Assembly to sign the               Mgmt          No Action
       minutes of meeting

3      Approve the reports of the Board Members, Auditors        Mgmt          No Action
       and the Independent Audit  Firm

4      Approve the balance sheet and profit/loss reports         Mgmt          No Action

5      Approve to release the Board Members and the              Mgmt          No Action
       Auditors

6      Approve take a decision for dividend distribution         Mgmt          No Action

7      Approve the amendments of Items 3, 6, 25, 26              Mgmt          No Action
       and 36 of Articles of            Association

8      Approve to inform shareholders about given collaterals,   Mgmt          No Action
       mortgages, pawns and  pledges to third parties

9      Approve to informing shareholders about donations         Mgmt          No Action

10     Appointment of Mr. Turhan Erol                            Mgmt          No Action

11     Election of the Board Members                             Mgmt          No Action

12     Election of the Auditors                                  Mgmt          No Action

13     Approve the determination on wages of the Board           Mgmt          No Action
       Members and the Auditors

14     Wishes and closing                                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TURK TELEKOMUNIKASYON                                                                       Agenda Number:  702287980
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y90033104
    Meeting Type:  OGM
    Meeting Date:  06-Apr-2010
          Ticker:
            ISIN:  TRETTLK00013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and forming the Presidency of Board               Mgmt          No Action

2      Authorize the Board Members to sign the minutes           Mgmt          No Action
       of meeting

3      Approve to discuss the report of Board Members            Mgmt          No Action

4      Approve to discuss the report of the Auditors             Mgmt          No Action

5      Approve the report of the Independent Audit               Mgmt          No Action
       Firm

6      Approve the balance sheet and profit/loss report          Mgmt          No Action

7      Approve to release the Board Members                      Mgmt          No Action

8      Approve to release the Auditors                           Mgmt          No Action

9      Approve to take decision for dividend distribution        Mgmt          No Action

10     Approve the Independent Audit Firm                        Mgmt          No Action

11     Approve to inform shareholders about corporate            Mgmt          No Action
       governance policy

12     Approve to inform shareholders about dividend             Mgmt          No Action
       distribution policy

13     Approve to inform shareholders about the report           Mgmt          No Action
       of the Independent Audit Firm on corporate
       governance policy

14     Approve to inform shareholders about information          Mgmt          No Action
       policy

15     Approve to inform shareholders about donations            Mgmt          No Action

16     Approve to inform shareholders about processes            Mgmt          No Action
       of related parties

17     Approve to inform shareholders about given collateral,    Mgmt          No Action
       pledges, mortgage and  pawns

18     Approve to permit the Board Members as per items          Mgmt          No Action
       334 and 335 of TCC

19     Wishes and closing                                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TURK TELEKOMUNIKASYON                                                                       Agenda Number:  702424564
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y90033104
    Meeting Type:  EGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  TRETTLK00013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and election of the Chairmanship Committee        Mgmt          No Action

2      Authorize the Chairmanship Committee to sign              Mgmt          No Action
       the minutes of the extraordinary general assembly
       meeting, and the list of attendees

3      Approve, pursuant to Paragraph G of Article               Mgmt          No Action
       21/6 invitation to meeting and    meeting quorum
       of the articles of association of our Company,
       the acquisition of INVITEL holdings A/S S international
       wholesale business INVITEL            international
       collectively, comprising the entire issued
       share capital of     INVITEL international
       AG  including its subsidiaries , at INVITEL
       GMBH,       INVITEL international Hungary KFT
       and S.C. Euroweb Romania S.A.

4      Approve the discussing and voting of authorizing          Mgmt          No Action
       the Board of Directors       and/or person
       s  to be delegated by the Board of Directors
       for acquisition of Company(s) within the year
       2010 up to EUR 300,000,000 for each acquisition

5      Approve the discussing and voting of authorizing          Mgmt          No Action
       the Board of Directors to    establish SPV(s)
       when needed in relation to such acquisitions

6      Other items                                               Non-Voting    No Action

7      Closing                                                   Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TURKCELL ILETISIM HIZMETLERI  A S                                                           Agenda Number:  702046409
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8903B102
    Meeting Type:  EGM
    Meeting Date:  02-Oct-2009
          Ticker:
            ISIN:  TRATCELL91M1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No Action
       ID 595961 DUE TO DELETION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A POWER          Non-Voting    No Action
       OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. CERTAIN GLOBAL CUSTODIANS HAVE A
       GLOBAL CUSTODIAN POAS IN PLACE WHICH WOULD
       ELIMINATE THE NEED FOR THE BO POA. IF YOU HAVE
       NOT SUBMITTED ANY POAS FOR THIS MARKET BEFORE,
       PLEASE CONTACT YOUR GLOBAL CUSTODIAN BANK TO
       SEE IF THEY HAVE A POA IN PLACE FOR YOUR ACCOUNTS.
       THANK YOU.

1.     Opening meeting and elect Presiding Council               Mgmt          No Action
       of meeting

2.     Authorize the Presiding Council to sign the               Mgmt          No Action
       minutes of the meeting

3.     Amend Article 3 of Articles of Association of             Mgmt          No Action
       the Company, titled "Purpose and Subject-Matter"

4.     Approve the remuneration of the Board of Directors        Mgmt          No Action

5.     Close Meeting                                             Non-Voting    No Action




--------------------------------------------------------------------------------------------------------------------------
 TURKCELL ILETISIM HIZMETLERI  A S                                                           Agenda Number:  702312909
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8903B102
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  TRATCELL91M1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No Action
       ID 652758 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU.

1.     Opening and election of the Presidency Board              Mgmt          No Action

2.     Authorize the Presidency Board to sign the minutes        Mgmt          No Action
       of the meeting

3.     Amend the Article 3 of the Articles of Association        Mgmt          No Action
       of the Company, titled "Purpose and Subject-Matter"

4.     Approve to read the annual reports of the Board           Mgmt          No Action
       of Directors relating to FY 2009

5.     Approve to read the annual reports of the Auditors        Mgmt          No Action
       relating to FY 2009

6.     Approve to read the summary of the Independent            Mgmt          No Action
       Audit Firm's report relating to FY 2009

7.     Approve the balance sheet and profits/loss statements     Mgmt          No Action
       relating to FY 2009

8.     Approve to release the Board Members from activities      Mgmt          No Action
       and operations of the Company in year 2009

9.     Approve to release the Auditors from activities           Mgmt          No Action
       and operations of the Company in year 2009

10.    Approve to submit the temporary election of               Mgmt          No Action
       the Board Members made by the Board of Directors
       during the previous year in order to fill the
       vacancies and approval thereof

11.    Approve to determine the Board of Directors               Mgmt          No Action
       Members' remuneration for the year 2010

12.    Election of the Auditors for a period of one              Mgmt          No Action
       year and approve the determination of their
       remuneration

13.    Approve to discuss the decision on the Board              Mgmt          No Action
       of Directors  proposal concerning the distribution
       of profit for year 2009

14.    Approve to Inform the general assembly regarding          Mgmt          No Action
       the donations made in year 2009

15.    Approve to discuss the election of the Independent        Mgmt          No Action
       Audit Firm realized by the Board of Directors
       in accordance with the Article 14 of the Regulation
       Concerning the Independent External Audit in
       Capital Markets which is published by the Capital
       Markets Board

16.    Approve the decision permitting the Board Members         Mgmt          No Action
       to, directly or on behalf of others, be active
       in areas falling within or outside the scope
       of the Company's and to participate in companies
       operating in the same business and to perform
       other acts in compliance with Articles 334
       and 335 of the Turkish Commercial Code

17.    Approve to inform the general assembly regarding          Mgmt          No Action
       the guarantees, pledges and mortgages provided
       by the Company to third parties or the derived
       income thereof, in accordance with the Decision
       of the Capital Markets Board dated 09 SEP 2009
       and numbered 28/780

18.    Wishes and hopes                                          Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TURKIYE GARANTI BANKASI A S                                                                 Agenda Number:  702063506
--------------------------------------------------------------------------------------------------------------------------
        Security:  M4752S106
    Meeting Type:  EGM
    Meeting Date:  03-Sep-2009
          Ticker:
            ISIN:  TRAGARAN91N1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A POWER          Non-Voting    No Action
       OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. CERTAIN GLOBAL CUSTODIANS HAVE A
       GLOBAL CUSTODIAN POAs IN PLACE WHICH WOULD
       ELIMINATE THE NEED FOR THE BO POA. IF YOU HAVE
       NOT SUBMITTED ANY POAs FOR THIS MARKET BEFORE,
       PLEASE CONTACT YOUR GLOBAL CUSTODIAN BANK TO
       SEE IF THEY HAVE A POA IN PLACE FOR YOUR ACCOUNTS.
       THANK YOU.

1.     Opening and forming of Presidency of Board                Mgmt          No Action

2.     Authorize the Board Members to sign the minutes           Mgmt          No Action
       of the meeting

3.     Approve to determine the dividend distribution            Mgmt          No Action
       as per item 45 of Articles of  Association




--------------------------------------------------------------------------------------------------------------------------
 TURKIYE GARANTI BANKASI A S                                                                 Agenda Number:  702238812
--------------------------------------------------------------------------------------------------------------------------
        Security:  M4752S106
    Meeting Type:  OGM
    Meeting Date:  01-Apr-2010
          Ticker:
            ISIN:  TRAGARAN91N1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and forming the Presidency Board                  Mgmt          No Action

2      Authorize the Board Members to sign the minutes           Mgmt          No Action
       of meeting

3      Approve the reports of Board of Directors and             Mgmt          No Action
       the Auditors

4      Approve and ratify the balance sheet and profit           Mgmt          No Action
       and loss accounts, acceptance or rejection
       by discussion of the Board of Directors proposal
       regarding the   dividend distribution

5      Amend the 8th Article of the Articles of Association      Mgmt          No Action
       and temporary Article 2

6      Approve the release of the Board Members and              Mgmt          No Action
       Auditors

7      Approve the determination on wages of Board               Mgmt          No Action
       Members and Auditors

8      Approve the Independent Audit Firm                        Mgmt          No Action

9      Approve to inform the shareholders about donations        Mgmt          No Action

10     Authorize the Members of the Board of Directors           Mgmt          No Action
       to do business with the bank  provisions of
       the Banking Law to remain reserved in accordance
       with Articles  334 and 335 of Turkish Commercial
       Code




--------------------------------------------------------------------------------------------------------------------------
 TURKIYE HALK BANKASI A.S. (HALKBANK)                                                        Agenda Number:  702422762
--------------------------------------------------------------------------------------------------------------------------
        Security:  M9032A106
    Meeting Type:  AGM
    Meeting Date:  24-May-2010
          Ticker:
            ISIN:  TRETHAL00019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and election of the presidency Board              Mgmt          No Action

2      Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the meeting

3      Receive the reports prepared by the Board, Auditors       Mgmt          No Action
       and presentation of the   independent audit
       firm report

4      Approve the 2009 balance sheet, income statements         Mgmt          No Action
       and dividend distribution   table

5      Approve to release the Board members and audit            Mgmt          No Action
       committee members

6      Election of Board Members and Audit Committee             Mgmt          No Action
       Members

7      Approve the determination of wages of the Board           Mgmt          No Action
       Members and Audit Committee   Members

8      Authorize the Board of Directors for determining          Mgmt          No Action
       the number, wages, title and rights of the
       employees

9      Approve to inform the general assembly about              Mgmt          No Action
       donations

10     Approve to inform the general assembly about              Mgmt          No Action
       the Independent Audit Firm and   its activities

11     Wishes and closing                                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TURKIYE IS BANKASI AS                                                                       Agenda Number:  702276468
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8933F115
    Meeting Type:  OGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  TRAISCTR91N2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and election of the Presidential Board            Mgmt          No Action
       and authorize the Chairmanship to sign the
       minutes of the meeting

2      Receive the Board of Director's and Auditors'             Mgmt          No Action
       reports and the brief           independent
       auditing report

3      Approve the balance sheet and income statements           Mgmt          No Action
       of 2009

4      Approve to absolving the members of the Board             Mgmt          No Action
       of Directors for the Company's  activities
       accounts in 2009

5      Approve to absolving the Auditors for the Company's       Mgmt          No Action
       activities and accounts   in 2009

6      Approve the decision on profit distribution,              Mgmt          No Action
       its method and date

7      Approve to determine the salaries of the Members          Mgmt          No Action
       of Board of Directors

8      Election of Auditors for year 2010                        Mgmt          No Action

9      Approve to determine the salaries of Auditors             Mgmt          No Action

10     Approve to inform the shareholders about the              Mgmt          No Action
       donations made during year 2009

11     Approve to inform the shareholders for the agreed         Mgmt          No Action
       Independent Audit Firm      regarding terms
       between 2010 and 2012




--------------------------------------------------------------------------------------------------------------------------
 TURKIYE IS BANKASI AS                                                                       Agenda Number:  702277206
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8933F255
    Meeting Type:  OGM
    Meeting Date:  31-Mar-2010
          Ticker:
            ISIN:  TRETISB00010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and election of the Presidential Board,           Mgmt          No Action
       and authorize the             Chairmanship
       to sign the minutes of the meeting

2      Receive the Board of Directors and Auditors               Mgmt          No Action
       reports, brief independent        auditing
       report

3      Approve the balance sheet and income statements           Mgmt          No Action
       for the year 2009

4      Approve to absolving the members of the Board             Mgmt          No Action
       of Directors for the Companies  activities
       accounts in 2009

5      Approve to absolving the Auditors for the Companies       Mgmt          No Action
       activities and accounts   in 2009

6      Approve the decision on profit distribution,              Mgmt          No Action
       its method and date

7      Approve to determine the salaries of members              Mgmt          No Action
       of Board of Directors

8      Election of the Auditors for the year 2010                Mgmt          No Action

9      Approve to determine the salaries of Auditors             Mgmt          No Action

10     Approve the presenting of information to the              Mgmt          No Action
       shareholders about the donations made during
       the year 2009

11     Approve to inform shareholders for the agreed             Mgmt          No Action
       independent audit firm          regarding terms
       between 2010 and 2012




--------------------------------------------------------------------------------------------------------------------------
 TURKIYE PETROL RAFINERILERI A  S                                                            Agenda Number:  702252696
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8966X108
    Meeting Type:  OGM
    Meeting Date:  05-Apr-2010
          Ticker:
            ISIN:  TRATUPRS91E8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and election of the presiding Board               Mgmt          No Action
       of the general assembly meeting

2      Approve, read and discuss the Board of Directors          Mgmt          No Action
       activity report, the         statutory Auditors
       report and the independent Auditor report for
       the year     2009 and then, review the balance
       sheet and income statements and submit for
       the AGMs approval

3      Approve to absolve of the Board Members and               Mgmt          No Action
       Board Auditors for the Company s  accounts
       and activities of the year 2009

4      Approve the amendments of Company Article 3               Mgmt          No Action
       about Company purpose and         operations,
       6th Article about the capital and 31th Article
       about the election rights

5      Election of the Board members and determining             Mgmt          No Action
       their duty period

6      Election of the Auditors and determining their            Mgmt          No Action
       duty period

7      Approve to determine the salaries of the Board            Mgmt          No Action
       of Directors and Auditors

8      Approve by change or refuse 2009 profit distribution      Mgmt          No Action
       and dividend date        proposal of the Board
       of Directors

9      Approve the presentation of information to the            Mgmt          No Action
       shareholders about the profit  distribution
       policy

10     Approve the presentation of information to the            Mgmt          No Action
       shareholders about the         information
       policy of the Company

11     Approve the presentation of information to the            Mgmt          No Action
       shareholders about the         donations

12     Approve the independent auditing firm                     Mgmt          No Action

13     Approve, in accordance with the commercial law            Mgmt          No Action
       Article 334 and 335, give      permission to
       the Board members to perform business activities
       within the     fields of activity of the Company
       by himself or on the behalf of others and
       to be a partner in any Company performing
       similar activities and to make      other transactions

14     Approve to signing the minute book by the presiding       Mgmt          No Action
       Board and authorize the   Presiding Board to
       sign in the name and behalf of the attendants

15     Wishes and comments of our shareholders                   Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TURKIYE SINAI KALKINMA BANKASI A.S., ISTANBUL                                               Agenda Number:  702269069
--------------------------------------------------------------------------------------------------------------------------
        Security:  M8973M103
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2010
          Ticker:
            ISIN:  TRATSKBW91N0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No vote
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and election of the Presidential Board,           Mgmt          No Action
       delegating authority to       Chairmanship
       to sign the minutes of the meeting

2      Approve to concerning the activities and accounts         Mgmt          No Action
       of 2009, the reading and    deliberation of
       the Board of Directors and Auditors reports,
       the brief        independent auditing report

3      Approve the 2009 balance sheet and income statements      Mgmt          No Action

4      Approve to determine the profit, profit distribution      Mgmt          No Action
       and its distribution     date

5      Approve to absolve the Members of the Board               Mgmt          No Action
       of Directors and the Auditors

6      Election of the Auditors                                  Mgmt          No Action

7      Approve to submit the Independent Auditing Firm           Mgmt          No Action
       for general assembly's        approval

8      Approve to determine the monthly gross salaries           Mgmt          No Action
       of Board Members and Auditors

9      Approve to inform about information policy of             Mgmt          No Action
       the Company

10     Approve to inform about the donations and contributions   Mgmt          No Action
       within the year

11     Authorize the Board Members according to the              Mgmt          No Action
       Articles 334 and 335 of the      Turkish Commercial
       Code




--------------------------------------------------------------------------------------------------------------------------
 TURKIYE VAKIFLAR BANKASI TAO                                                                Agenda Number:  702250375
--------------------------------------------------------------------------------------------------------------------------
        Security:  M9037B109
    Meeting Type:  OGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  TREVKFB00019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No vote
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening the assembly, election of the Chairmanship        Mgmt          No Action

2      Authorize the Chairmanship in order to sign               Mgmt          No Action
       the minutes of the assembly

3      Receive the Board of Directors activity report,           Mgmt          No Action
       Auditors report and           Independent Auditing
       Company's report

4      Ratify the balance sheet and profit & loss statement      Mgmt          No Action
       of 2009

5      Grant discharge to the Board Members for the              Mgmt          No Action
       activities and accounts of 2009

6      Grant discharge to the Auditors for the activities        Mgmt          No Action
       and accounts of 2009

7      Approve the Board of Directors proposal concerning        Mgmt          No Action
       distribution of 2009's     profit

8      Approve to give information to the general assembly       Mgmt          No Action
       about our bank's policies on distribution of
       profit for 2010 and subsequent years

9      Approve to re-new the elections for the Memberships       Mgmt          No Action
       of the Board of Directors

10     Approve to re-new the elections for the Memberships       Mgmt          No Action
       of the Board of Auditors

11     Approve to determine the remuneration for the             Mgmt          No Action
       Members of the Board of         Directors and
       Auditors

12     Ratify the election of Independent External               Mgmt          No Action
       Auditing Company in accordance    with the
       related regulation of the capital market Board

13     Authorize the Board of Directors in order to              Mgmt          No Action
       regulate and amend the employees regulation

14     Approve to give information about the donations           Mgmt          No Action
       given across the year

15     Wishes and suggestions                                    Mgmt          No Action

16     Closing                                                   Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TV AZTECA SA DE CV                                                                          Agenda Number:  702385697
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9423F109
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  MXP740471117
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE              Non-Voting    No vote
       VOTING RIGHTS AT THIS MEETING.   IF YOU ARE
       A MEXICAN NATIONAL AND WOULD LIKE TO SUBMIT
       YOUR VOTE ON THIS      MEETING PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE. THANK YOU

CMMT   PLEASE NOTE THAT THIS IS AN INFORMATION MEETING.          Non-Voting    No vote
       SHOULD YOU WISH TO ATTEND    THE MEETING PERSONALLY,
       YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING
       YOUR CLIENT REPRESENTATIVE. THANK YOU

I      Presentation and if relevant approval of the              Non-Voting    No vote
       report from the Board of         Directors
       of the Company, report from the Audit Committee
       and the report from the General Director, for
       the 2009 FY

II     Presentation and if relevant approval of the              Non-Voting    No vote
       report from the Commissioner     with relation
       to the report from the Board of Directors regarding
       the         activities carried out to 31 DEC
       2009

III    Discussion of the audited financial statements            Non-Voting    No vote
       and the general balance sheet  of the Company,
       as well as the Plan for the allocation of results
       and if      relevant distribution of the profit,
       for the FYE on 31 DEC 2009

IV     Declaration of the payment of a unitary preferred         Non-Voting    No vote
       dividend for the shares     from the series
       DA and for the shares from the series DL

V      Determination of the maximum amount of funds              Non-Voting    No vote
       that can be allocated to the     purchase of
       shares of the Company for the 2010 FY

VI     Ratification or if relevant designation of Members        Non-Voting    No vote
       of the Board of Directors, as well as the ratification
       or if relevant designation of the Chairperson
       of  the Audit Committee, Secretary and the
       Commissioner of the Company,           determination
       of their compensation

VII    Presentation and if relevant approval of the              Non-Voting    No vote
       report regarding the fulfillment of the tax
       obligations that are the responsibility of
       the Company

VIII   Designation of Special Delegates who will formalize       Non-Voting    No vote
       the resolutions passed by the meeting




--------------------------------------------------------------------------------------------------------------------------
 TV AZTECA SA DE CV                                                                          Agenda Number:  702390737
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9423F109
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  MXP740471117
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE              Non-Voting    No vote
       VOTING RIGHTS AT THIS MEETING. IF YOU ARE A
       MEXICAN NATIONAL AND WOULD LIKE TO SUBMIT YOUR
       VOTE ON THIS MEETING PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE. THANK YOU

       PLEASE NOTE THAT THIS IS AN INFORMATION MEETING.          Non-Voting    No vote
       SHOULD YOU WISH TO ATTEND THE MEETING PERSONALLY,
       YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING
       YOUR CLIENT REPRESENTATIVE. THANK YOU

1.     Discussion and, if relevant, approval of the              Non-Voting    No vote
       proposal to give a reimbursement in cash to
       the shareholders through the reduction of the
       share and book capital of the company and to
       amend as a consequence Section 6 of the Corporate
       bylaws of the Company

2.     Designation of special delegates who will formalize       Non-Voting    No vote
       the resolutions passed at the meeting




--------------------------------------------------------------------------------------------------------------------------
 TVN S.A., WARSZAWA                                                                          Agenda Number:  702370886
--------------------------------------------------------------------------------------------------------------------------
        Security:  X9283W102
    Meeting Type:  AGM
    Meeting Date:  14-May-2010
          Ticker:
            ISIN:  PLTVN0000017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the AGM                                        Mgmt          For                            For

2      Approve the Chairman                                      Mgmt          For                            For

3      Approve the correctness of calling meeting and            Mgmt          For                            For
       its ability to approve         resolutions

4      Approve to acceptance of meeting order                    Mgmt          For                            For

5      Approve the voting Commission                             Mgmt          For                            For

6      Approve the financial statement for 2009 year             Mgmt          For                            For

7      Approve the Management Board report on Company            Mgmt          For                            For
       activities

8      Approve the consolidated financial report of              Mgmt          For                            For
       TVN group

9      Grant discharge to the Members of the Management          Mgmt          For                            For
       Board

10     Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board

11     Approve the profit distribution                           Mgmt          For                            For

12     Approve the dividend payment, record date, pay            Mgmt          For                            For
       date

13     Approve the consideration of the report on Company        Mgmt          For                            For
       situation in 2009

14     Approve the Supervisory Board report on its               Mgmt          For                            For
       activities in 2009

15     Approve to changes in composition of Supervisory          Mgmt          For                            For
       Board

16     Approve to acceptance regulations of general              Mgmt          For                            For
       meeting

17     Approve the changes in Company statue                     Mgmt          For                            For

18     Approve to acceptance of uniform text of Company          Mgmt          For                            For
       statue

19     Closing of the AGM                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 U-MING MARINE TRANSPORT CORPORATION                                                         Agenda Number:  702422596
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9046H102
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2010
          Ticker:
            ISIN:  TW0002606001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER PARTIES. IF
       YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR
       THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION,
       AN ELECTION WOULD BE DEEMED AS A 'NO VOTE'.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 669322 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 financial statements                             Non-Voting    No vote

A.3    The 2009 audited reports                                  Non-Voting    No vote

A.4    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 5 per share

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Election of the Directors and Supervisors                 Mgmt          For                            For

B.5    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in competitive business

B.6    Extraordinary motions                                     Mgmt          Against                        Against

       PLEASE NOTE THAT THE COMPANY WILL NOT PROVIDE             Non-Voting    No vote
       THE REQUIRED CANDIDATE LIST OF THE DIRECTORS
       AND SUPERVISORS TO THE SHAREHOLDERS. AS A RESULT,
       WE WILL ABSTAIN FROM VOTING ON THIS RESOLUTION
       ITEM B4. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ULKER GIDA SANAYI VE TICARET AS, ISTANBUL                                                   Agenda Number:  702385700
--------------------------------------------------------------------------------------------------------------------------
        Security:  M90329109
    Meeting Type:  OGM
    Meeting Date:  06-May-2010
          Ticker:
            ISIN:  TREULKR00015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and election of the Chairmanship                  Mgmt          No Action

2      Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the assembly

3      Reading and discussion of the Board of Directors'         Non-Voting    No Action
       activity report and the     Auditors' report
       of year 2009, separately

4      Reading of the Independent External auditing              Non-Voting    No Action
       Company's report of year 2009

5      Ratify the balance sheet and profit & loss statement      Mgmt          No Action
       of year 2009

6      Approve to take decision on the Board of Directors'       Mgmt          No Action
       proposal concerning the   distribution of profit

7      Ratify the mid-term election for the vacated              Mgmt          No Action
       Board membership, in accordance  with the Article
       315 of the Turkish Trade Code

8      Grant discharge of the Board Members and the              Mgmt          No Action
       Auditors, separately

9      Approve to determine the remuneration for the             Mgmt          No Action
       Members of the Board of         Directors

10     Election of the Auditors in accordance with               Mgmt          No Action
       the Article 347 of the Turkish    Trade Code
       and determination of their term in office and
       remuneration

11     Giving information about donations and grants             Non-Voting    No Action
       given across the year

12     Approve to take decision on the Independent               Mgmt          No Action
       auditing Company suggested by     Board of
       Directors

13     Authorize the Members of the Board of Directors           Mgmt          No Action
       to participate in activities  indicated in
       the Articles 334 and 335 of the Turkish Trade
       Code

14     Wishes, suggestions and closing                           Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ULTRAPAR PARTICIPACOES S A                                                                  Agenda Number:  702359616
--------------------------------------------------------------------------------------------------------------------------
        Security:  P94396101
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  BRUGPAACNPR5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 4 AND 5 ONLY.    THANK YOU.

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      To take knowledge of the Directors accounts,              Non-Voting    No vote
       to examine, discuss and approve  the Company's
       consolidated financial statements for the FYE
       31 DEC 2009

2      To consider the proposal for the capital budget           Non-Voting    No vote
       for the year 2010

3      To decide on the allocation of the net profits            Non-Voting    No vote
       from the FY

4      Election of members of the Board of Directors             Mgmt          For                            For
       and set their remuneration

5      Election of members of the Finance Committee,             Mgmt          For                            For
       and set their remuneration




--------------------------------------------------------------------------------------------------------------------------
 ULTRATECH CEMCO LTD                                                                         Agenda Number:  702234218
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9046E109
    Meeting Type:  CRT
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  INE481G01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'FOR' OR 'AGAINST' ONLY FOR RESOLUTION
       NO. "1". THANK YOU.

1      Approve, with or without modification(s), the             Mgmt          For                            For
       Scheme of Amalgamation of       Samruddhi Cement
       Limited with UltraTech Cement Limited  the
       Scheme




--------------------------------------------------------------------------------------------------------------------------
 ULTRATECH CEMENT LIMITED                                                                    Agenda Number:  702038200
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9046E109
    Meeting Type:  AGM
    Meeting Date:  21-Jul-2009
          Ticker:
            ISIN:  INE481G01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 593233 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2009 and the profit & loss
       account for the YE 31 MAR 2009 and the report
       of the Directors' and the Auditors' thereon

2.     Declare a dividend on equity shares for the               Mgmt          For                            For
       YE 31 MAR 2009

3.     Re-appoint Mr. D.D. Rathi as a Director, who              Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. G.M. Dave as a Director, who               Mgmt          For                            For
       retires by rotation

5.     Re-appoint Mr. Kumar Mangalam Birla as a Director,        Mgmt          For                            For
       who retires by rotation

6.     Re-appoint, pursuant to provisions of Section             Mgmt          For                            For
       224 and other applicable provisions, if any,
       of the Companies Act, 1956, Messrs. Deloitte
       Haskins & Sells, Chartered Accountants, Mumbai
       and re-appoint Messrs. G.P. Kapadia & Co.,
       Chartered Accountants, Mumbai as the Joint
       Statutory Auditors of the Company, to hold
       the office from the conclusion of the Ninth
       AGM until the conclusion of the next AGM at
       such remuneration to each of them, plus service
       tax as applicable and reimbursement of out-of-pocket
       expenses in connection with the Audit as the
       Board of Directors may fix in this behalf

7.     Re-appoint, pursuant to the provisions of Section         Mgmt          For                            For
       228 and other applicable provisions, if any,
       of the Companies Act,1956 [the Act] Messrs.
       Haribhakti & Co., Chartered Accountants, Mumbai
       as the Branch Auditors of the Company, to audit
       the Accounts in respect of the Company's Units
       at Jafrabad and Magdalla in Gujarat and Ratnagiri
       in Maharashtra, to hold office from the conclusion
       of the Ninth AGM until the conclusion of the
       next AGM of the Company at such remuneration,
       plus service tax as applicable and reimbursement
       of out-of-pocket expenses in connection with
       the audit as the Board of Directors may fix
       in this behalf; and authorize the Board to
       appoint Branch Auditors of any other Branch/Unit/Division
       of the Company, which may be opened/ acquired/installed
       hereafter, in India or abroad, in consultation
       with the Company's Statutory Auditors, any
       person(s) qualified to act as Branch Auditor
       within the provisions of Section 228 of the
       Act and to fix their remuneration

8.     Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       260 and other applicable provisions, if any,
       of the Companies Act, 1956 [the Act], Mr. S.B.
       Mathur as a Director of the Company liable
       to retire by rotation

S.9    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       163 and all other applicable provisions, if
       any, of the Companies Act, 1956 the Register
       of Members, Index of Members, Register of Debentureholders,
       Index of Debentureholders and other related
       books be kept at the premises of the Company's
       Registrar and Transfer Agent viz. Sharepro
       Services [India] Private Limited, 13AB, Samhita
       Warehousing Complex, 2nd Floor, Sakinaka Telephone
       Exchange Lane, Off Andheri Kurla Road, Sakinaka,
       Andheri (East), Mumbai - 400 072




--------------------------------------------------------------------------------------------------------------------------
 UMW HOLDINGS BHD                                                                            Agenda Number:  702455381
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y90510101
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  MYL4588OO009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements for              Mgmt          For                            For
       the YE 31 DEC 2009 together with the Reports
       of the Directors and the Auditors thereon

2      Declare a final single-tier dividend of 9.0               Mgmt          For                            For
       Sen per share of MYR 0.50 each    for the YE
       31 DEC 2009, giving a total gross dividend
       of 20.0 Sen per share   of nominal value MYR
       0.50 each for the year

3      Re-elect Dr. Leong Chik Weng as a Director,               Mgmt          For                            For
       who is retiring in accordance     with Article
       123 of the Company's Articles of Association

4      Re-elect Dato' Siow Kim Lun @ Siow Kim Lin as             Mgmt          For                            For
       a Director, who is retiring in  accordance
       with Article 109 of the Company's Articles
       of Association

5      Approve Directors' fees of MYR 717,000 for the            Mgmt          For                            For
       YE 31 DEC 2009

6      Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       for the ensuing FY and to    authorize the
       Directors to fix their remuneration

7      Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Paragraph 10.09 of the    Main Market Listing
       Requirements of Bursa Malaysia Securities Berhad
       Bursa   Securities , and its subsidiaries
       the UMW Group  to enter into the recurrent
       transactions of a revenue or trading nature
       as set out in Section 2.1.1 (b)   of Part A
       of the Circular to Shareholders dated 25 MAY
       2010  the Circular     with the related parties
       mentioned therein, which are necessary for
       the UMW   Group's day-to-day operations, be
       and is hereby renewed, and for a new
       mandate for the UMW Group to enter into additional
       recurrent related party    transactions of
       a revenue or trading nature as set out in Section
       2.1.1 (b)   of Part A of the Circular with
       the related parties mentioned therein, which
       are necessary for the CONTD..

CONT   ..CONTD UMW Group's day-to-day operations, provided       Non-Voting    No vote
       that - a) the             transactions are
       in the ordinary course of business and are
       on normal         commercial terms which are
       not more favourable to the related parties
       than    those generally available to the public
       and are not to the detriment of the   minority
       shareholders of the Company; and b) disclosure
       is made in the annual report of the aggregate
       value of transactions conducted pursuant to
       the       shareholders' mandate during the
       FY and in the annual reports for subsequent
       FYs during which the shareholders' mandate
       is in force, based on the type of  the recurrent
       transactions, the names of the related parties
       involved in each type of the recurrent transaction
       and their relationship with the Company;
       CONTD..

CONT   ..CONTD  Authority expires the earlier of the             Non-Voting    No vote
       conclusion of the next AGM or   the expiration
       of the period within which the next AGM is
       to be held by law ; to complete and do such
       acts and things as they may think expedient
       or        necessary  including executing such
       documents as may be required  to give     effect
       to the Proposed Shareholders' Mandate, the
       estimates given on the      recurrent related
       party transactions specified in Section 2.1.1
       (b) of Part A of the Circular being provisional
       in nature, to agree to the actual amount or
       amounts thereof, provided always that such
       amount or amounts comply with the  review procedures
       set out in Section 2.1.2 of Part A of the Circular

8      Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to the Companies Act, 1965    the Act , the
       provisions of the Memorandum and Articles of
       Association of the Company, the Main Market
       Listing Requirements of Bursa Malaysia Securities
       Berhad  Bursa Securities  and all other
       applicable laws, regulations and      guidelines
       and the approvals of all relevant governmental
       and/or regulating   authorities, the Company
       be and is hereby authorized to purchase such
       amount  of ordinary shares of MYR 0.50 each
       in the Company  Proposed Renewal of Share Buy-Back
       as may be determined by the Directors of the
       Company from time to   time through Bursa Securities,
       upon such terms and conditions as the
       Directors may deem fit and expedient in
       the interests of the Company,         provided
       that - a) the aggregate number of ordinary
       shares which may be       purchased and/or
       held by the Company CONTD..

CONT   ..CONTD as treasury shares shall not exceed               Non-Voting    No vote
       10% of the total issued and       paid-up ordinary
       share capital of the Company as at the point
       of purchase;    and b) the maximum funds to
       be allocated by the Company for the purpose
       of    purchasing its shares shall not exceed
       the total retained earnings and share  premium
       reserves of the Company at the time of the
       purchase, upon completion  of the purchase
       by the Company of its own shares, to deal with
       the shares     purchased in their absolute
       discretion in the following manner a) cancel
       all  the shares so purchased; or b) retain
       the shares so purchased in treasury for distribution
       as dividends to shareholders and/or resell
       the shares on the     market of Bursa Securities
       and/or subsequently cancel the treasury shares;
       CONTD..

CONT   ..CONTD or c) retain part of the shares so purchased      Non-Voting    No vote
       as treasury shares and   cancel the remainder;
       and in any other manner as prescribed by the
       Act,       rules, regulations and orders made
       pursuant to the Act and the Main Market
       Listing Requirements and any other relevant
       authority for the time being in   force, such
       authority conferred by this resolution shall
       commence upon the    passing of this resolution
       Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is  to be held by
       law ; to take all such steps as are necessary
       or expedient to   implement, finalize and give
       full effect to the Proposed Renewal of Share
       Buy-Back with full powers to assent to
       any conditions, modifications,         variations
       and/or amendments as may be imposed by the
       relevant authorities

0      Transact any other business                               Non-Voting    No vote

CMMT   PLEASE BE ADVISED THAT FOR THIS MEETING, THE              Non-Voting    No vote
       COMPANY ALLOWS THE APPOINTMENT   OF ONLY ONE
       (1) PROXY IN RESPECT OF EACH SECURITIES ACCOUNT
       ELIGIBLE TO VOTE. GENERALLY, PUBLIC LIMITED
       COMPANY (PLC) ALLOWS APPOINTMENT OF TWO (2)
       PROXIES FOR EACH SECURITIES ACCOUNT FOR THEIR
       MEETINGS. AS SUCH, PLEASE TAKE NOTE OF  THIS
       EXCEPTION IN MANAGING YOUR CLIENTS' VOTING
       INSTRUCTIONS FOR SUBMISSION.  THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UNI-PRESIDENT ENTERPRISES CORP                                                              Agenda Number:  702492959
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y91475106
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  TW0001216000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 712903 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of endorsement and guarantee                   Non-Voting    No vote

a.4    The status of monetary loans in the subsidiaries          Non-Voting    No vote

a.5    The status of corporate bonds                             Non-Voting    No vote

a.6    The status of endorsement and guarantee                   Non-Voting    No vote

b.1    Approve the 2009 financial statements                     Mgmt          For                            For

b.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 0.8 per share

b.3    Approve to increase on investment quota in people's       Mgmt          For                            For
       republic of china

b.4    Approve the issuance of new shares. proposed              Mgmt          For                            For
       stock dividend: 100 for 1,000 shares held

b.5    Approve to revise the procedures of asset acquisition     Mgmt          For                            For
       or disposal

b.6    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

b.7    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

b.8    Approve the proposal of capital injection by              Mgmt          Against                        Against
       issuing new shares or global depositary receipt

b.9    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B10.1  Election of Kao Chyuan Inv. Co., Ltd (Representative:     Mgmt          For                            For
       Chin-Yen Kao), Account No: 69100090 as a Director

B10.2  Election of Joyful Investment Co.,Ltd (Representative:Kao-HueiMgmt          For                            For
       Cheng), Account No: 69100010 as a Director

B10.3  Election of Chang-Sheng Lin, Account No: 15900071         Mgmt          For                            For
       as a Director

B10.4  Election of Taipo Investment Corp (Representative:        Mgmt          For                            For
       Ping-Chih Wu) [Account No: 69100060 as a Director

B10.5  Election of Hsiu-Jen Liu, Account No: 52700020            Mgmt          For                            For
       as a Director

B10.6  Election of Po-Ming Hou, Account No: 23100014             Mgmt          For                            For
       as a Director

B10.7  Election of Ying-Jen Wu, Account No: 11100062             Mgmt          For                            For
       as a Director

B10.8  Election of Young Yun Inv. Co., Ltd. (Representative:     Mgmt          For                            For
       Chung-Ho Wu) Account No: 69102650 as a Director

B10.9  Election of Kao Chyuan Inv. Co.,Ltd (Representative:      Mgmt          For                            For
       Chih-Hsien Lo) Account No: 69100090 as a Director

B1010  Election of Po-Yu Hou, Account No: 69100090               Mgmt          For                            For
       as a Director

B1011  Election of Kao-Keng Chen, Account No: 33100090           Mgmt          For                            For
       as a Supervisor

B1012  Election of Chau Chih Inv. Co.,Ltd. (Representative:      Mgmt          For                            For
       Peng-Chih Kuo), Account No: 69105890 as a Supervisor

B1013  Election of Joe J.T. Teng, Account No: 53500011           Mgmt          For                            For
       as a Supervisor

B.11   Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from participation in competitive
       business

B.12   Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 UNILEVER GHANA LTD                                                                          Agenda Number:  702195745
--------------------------------------------------------------------------------------------------------------------------
        Security:  V92348107
    Meeting Type:  EGM
    Meeting Date:  02-Feb-2010
          Ticker:
            ISIN:  GH0000000219
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Authorize the Directors of the Company to focus           Mgmt          For                            For
       on the operations of the      Company




--------------------------------------------------------------------------------------------------------------------------
 UNIMICRON TECHNOLOGY CORP                                                                   Agenda Number:  702457208
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y90668107
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0003037008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    To report the 2009 business operations                    Non-Voting    No vote

A.2    To report the 2009 audited reports                        Non-Voting    No vote

A.3    To report the status of joint-venture in people's         Non-Voting    No vote
       republic of China

A.4    To report the status of buyback treasury stocks           Non-Voting    No vote
       and conditions of             transferring
       to employees

A.5    To report the status of merger                            Non-Voting    No vote

A.6    To report other presentations                             Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD1.4 per      share

B.3    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.4    Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from             participation
       in competitive business

B.5    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.6    Other issues and extraordinary motions                    Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UNION LAND DEVELOPMENT CORP., AMMAN                                                         Agenda Number:  702348219
--------------------------------------------------------------------------------------------------------------------------
        Security:  M9395N109
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2010
          Ticker:
            ISIN:  JO3107311016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to recite previous minutes of the last            Mgmt          For                            For
       AGM

2      Approve the Board of Director report for Company's        Mgmt          For                            For
       accomplishments for 2009

3      Approve the Auditors report for 2009                      Mgmt          For                            For

4      Approve the Company's financial data for 2009             Mgmt          For                            For
       and approve it

5      Approve to indemnify Board of Director for 2009           Mgmt          For                            For

6      Election of Company's Auditors for 2010                   Mgmt          For                            For

7      Other issues                                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 UNION NATIONAL BANK, DUBAI                                                                  Agenda Number:  702289960
--------------------------------------------------------------------------------------------------------------------------
        Security:  M9396C102
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  AE000A0LF333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the report of the Board of Directors              Mgmt          For                            For
       on the Bank's activities and its financial
       position for the YE 31 DEC 2009 and the Auditors'
       report

2      Approve the consolidated financial statements             Mgmt          For                            For
       of the Bank for the YE 31 DEC   2009

3      Approve to declare dividends as follows: a)               Mgmt          For                            For
       10% bonus shares; b) shareholders recorded
       in the share register on 11 APR 2010 are eligible
       for the bonus      shares

4      Approve to absolve the Directors and Auditors             Mgmt          For                            For
       of the Bank from liability

5      Appointment of Auditors of the Bank for the               Mgmt          For                            For
       year 2010 and approve to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 UNION NATIONAL BANK, DUBAI                                                                  Agenda Number:  702294733
--------------------------------------------------------------------------------------------------------------------------
        Security:  M9396C102
    Meeting Type:  EGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  AE000A0LF333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       07 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve to increase the Capital of the Bank               Mgmt          Against                        Against
       to AED 5 Billion and authorize the Board of
       Directors of the Bank to determine the issuance
       price per share and the date of execution of
       the resolution during the period of five years
       following the resolution

2.     Approve to increase the share capital of the              Mgmt          For                            For
       Bank by issuance of bonus shares to the shareholders
       by 10%

3.     Amend the Clause 6 of the Memorandum of Association       Mgmt          For                            For
       and Article 6 of the Articles of Association
       of the Bank to reflect the above changes

4.     Amend the Articles of Association of the bank             Mgmt          For                            For
       in accordance with Governance Regulations after
       issuance of decision number 518/2009 by adding
       the following article; the Ministerial Decision
       no. 518/2009 issued by Minister of Economy,
       Chairman of the Board of Directors of Securities
       & Commodities authority, regarding Governance
       Regulations and institutional discipline standards,
       and any decisions that may be issued amending
       or superseding it shall apply to the Company
       and this decision shall be deemed as an integral
       part of the Company's Articles of Association
       and supplemental thereto




--------------------------------------------------------------------------------------------------------------------------
 UNION PROPERTIES LTD, DUBAI                                                                 Agenda Number:  702309558
--------------------------------------------------------------------------------------------------------------------------
        Security:  M93972103
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  AE0005802626
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Board of Directors and the Auditors           Mgmt          For                            For
       report for the FY 2009

2      Approve the balance sheet and profit and loss             Mgmt          For                            For
       account for the FY 2009

3      Approve to absolve the Members of the Board               Mgmt          For                            For
       of Directors and External         Auditors
       of their liability in respect to their work
       for the period ending 31 DEC 2009

4      Grant approval under Article 108 of the UAE               Mgmt          For                            For
       Companies Law No.8 of 1984 for    the Directors
       to participate in activities relating to real
       estate

5      Appoint the Auditors for the FY 2010 and approve          Mgmt          For                            For
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 UNION PROPERTIES LTD, DUBAI                                                                 Agenda Number:  702349576
--------------------------------------------------------------------------------------------------------------------------
        Security:  M93972103
    Meeting Type:  EGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  AE0005802626
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to extend the term of the bridge facility         Mgmt          For                            For
       provided by the emirates NBD Bank PJSC

2.     Approve to extend the term of syndicated facility         Mgmt          For                            For
       provided by the Banks

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UNIPETROL A.S.                                                                              Agenda Number:  702164271
--------------------------------------------------------------------------------------------------------------------------
        Security:  X9438T103
    Meeting Type:  EGM
    Meeting Date:  10-Dec-2009
          Ticker:
            ISIN:  CZ0009091500
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening of the General Meeting                            Mgmt          No Action

2.     Approve the rules and procedure of the General            Mgmt          No Action
       Meeting

3.     Approve the election of persons into working              Mgmt          No Action
       bodies of the general meeting

4.     Approve the changes in the Articles of Association        Mgmt          No Action
       with harmony of a new act of the Auditors,
       Articles of Association will be supplemented
       by a new mandatory authority - the Committee
       for Audit

5.     Appoint the Members of the Committee for Audit            Mgmt          No Action

6.     Approve the rewarding of the Members of the               Mgmt          No Action
       Committee for Audit

7.     Appoint the Auditor for verification of the               Mgmt          No Action
       final economic results of the Company

8.     Approve the changes in constitution of the Members        Mgmt          No Action
       of the Supervisory Board

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action
       IN TEXT OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UNIPETROL A.S.                                                                              Agenda Number:  702444756
--------------------------------------------------------------------------------------------------------------------------
        Security:  X9438T103
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CZ0009091500
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Opening of the general meeting                            Mgmt          For                            For

2      Approve the rules of procedure of the general             Mgmt          For                            For
       meeting

3      Election of persons into working bodies of the            Mgmt          For                            For
       general meeting

4      Receive the report of the Company's Board of              Mgmt          For                            For
       Directors on business activities of the Company
       and state of its property for 2009 and explanatory
       report of   the Company's Board of Directors
       prepared pursuant to Section 118 8  of
       Capital Market Business Act

5      Receive the report on the controlling activities          Mgmt          For                            For
       of the Supervisory Board in  2009, position
       of the Supervisory Board to review the ordinary
       non-consolidated financial statements
       as of 31 DEC 2009, the ordinary         consolidated
       financial statements as of 31 DEC 2009, the
       proposal of the      Company's Board of Directors
       on distribution of profit for 2009 by its
       transferring to the account of undistributed
       profits of the Company and       position of
       the Supervisory Board to review the related
       parties report for    2009

6      Receive the report of the Audit Committees on             Mgmt          For                            For
       results of its activities

7      Approve the report of the Company's Board of              Mgmt          For                            For
       Directors on business activities of the Company
       and state of its property for 2009

8      Approve the ordinary non-consolidated financial           Mgmt          For                            For
       statements as of 31 DEC 2009

9      Approve the ordinary consolidated financial               Mgmt          For                            For
       statements as of 31 DEC 2009

10     Approve the decision on distribution of profit            Mgmt          For                            For
       for 2009 by its transferring   to the account
       of undistributed profits of the Company pursuant
       to Article 26 1  of the Articles of Association
       of the Company

11     Closing of the general meeting                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNISEM (M) BHD                                                                              Agenda Number:  702497884
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9158L107
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  MYL5005OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to lay before the meeting the audited             Mgmt          For                            For
       financial statements for the    FYE 31 DEC
       2009 and the reports of the Directors and the
       Auditors thereon

2      Approve the declaration of a final dividend               Mgmt          For                            For
       of 5% (or 2.5 sen per share)      tax-exempt
       for the FYE 31 DEC 2009

3      Approve the payment of Director's fees amounting          Mgmt          For                            For
       to MYR 1,045,500 for the FYE 31 DEC 2009, representing
       an increase of MYR 60,500 from MYR 985,000
       in 2008

4      Re-elect Mr Francis Chia Mong Tet as a Director           Mgmt          For                            For

5      Re-elect Mr Yen Woon Low Sau Chee as a Director           Mgmt          For                            For

6      Re-elect Mr Martin Giles Manen as a Director,             Mgmt          For                            For
       who retires pursuant to          Article 127
       of the Company's Articles of Association

7      Re-appoint Y. Bhg. Prof. Tan Sri Dato' Dr. Mohd.          Mgmt          For                            For
       Rashdan bin Haji Baba who    retires pursuant
       to Section 129(6) of the Companies Act, 1965
       until the       conclusion of the next AGM

8      Appointment of Deloitte KassimChan as the Auditor         Mgmt          For                            For
       until the conclusion of the next AGM and authorize
       the Directors to fix their remuneration

9      Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 132D of the       Companies Act,
       1965, to issue shares (other than bonus or
       rights shares) in   the Company from time to
       time and upon such terms and conditions and
       for such purposes as the Directors may deem
       fit provided that the aggregate number of
       shares issued in any one financial year of
       the Company (other than by way of  bonus or
       rights issues) does not exceed 10% of the issued
       capital of the      Company for the time being
       and that the Directors be and are also empowered
       to obtain the approval of Bursa Malaysia
       Securities Berhad for the listing of and quotation
       for the additional shares so issued  Authority
       shall continue   to be in force until the conclusion
       of the next AGM of the Company

0      Transact any other ordinary business                      Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 UNITED ARAB INVESTORS                                                                       Agenda Number:  702399216
--------------------------------------------------------------------------------------------------------------------------
        Security:  M9403B105
    Meeting Type:  AGM
    Meeting Date:  04-May-2010
          Ticker:
            ISIN:  JO3107911013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to recite previous minutes of the last            Mgmt          For                            For
       AGM

2      Approve to discuss the Board of Directors report          Mgmt          For                            For
       for the Company's            accomplishments
       for the year 2009

3      Approve to discuss the Auditors report for the            Mgmt          For                            For
       year 2009

4      Approve to discuss the Company's financial data           Mgmt          For                            For
       for the year 2009

6      Approve to indemnify the Board of Directors               Mgmt          For                            For
       for the year 2009

7      Election of Company's Auditors for the year               Mgmt          For                            For
       2010

8      Other issues                                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 UNITED BREWERIES LTD                                                                        Agenda Number:  702079547
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9181N153
    Meeting Type:  AGM
    Meeting Date:  10-Sep-2009
          Ticker:
            ISIN:  INE686F01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the accounts for the YE               Mgmt          For                            For
       31 MAR 2009 and the reports of the Auditors
       and the Directors thereon

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Re-appoint Mr. John Hunt as a Director, who               Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. John Nicolson as a Director,               Mgmt          For                            For
       who retires by rotation

5.     Appoint the Auditors and approve to fix their             Mgmt          For                            For
       remuneration

S.6    Authorize, pursuant to the provisions of Section          Mgmt          For                            For
       314 (1B) of the Companies Act, 1956 and subject
       to the approval of the Central Government,
       Mr. Umesh Hingorani, a relative of Dr. Vijay
       Mallya, Chairman of the Company, to hold an
       office or place of profit as Divisional Vice
       President - Business Development for a period
       of 5 years with effect from 01 OCT 2009 upon
       receipt of necessary approvals, on the specified
       terms; perquisites specified are/shall be as
       per rules of the Company from time to time
       based on grade entitlements




--------------------------------------------------------------------------------------------------------------------------
 UNITED MICROELECTRONICS CORP                                                                Agenda Number:  702443499
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y92370108
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002303005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    To report the 2009 business operations                    Non-Voting    No vote

A.2    To report the 2009 audited reports                        Non-Voting    No vote

A.3    To report the status of acquisition or disposal           Non-Voting    No vote
       of assets

A.4    To report the status of the 2009 corporate bonds          Non-Voting    No vote

A.5    To report the status of buyback treasury stock            Non-Voting    No vote

A.6    To report the procedures of transferring buy              Non-Voting    No vote
       back treasury stocks to          employees

A.7    To report the revision to the employee Stock              Non-Voting    No vote
       Options Plan

A.8    To report the status of acquiring total share             Non-Voting    No vote
       ownership of He Jian Technology (Suzhou) Co.,
       Ltd. through merging its holding Company

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 0.5 per     share

B.3    Approve the revision to the procedures of trading         Mgmt          For                            For
       derivatives

B.4    Approve the revision to the procedures of asset           Mgmt          For                            For
       acquisition or disposal

B.5    Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from             participation
       in competitive business

B.6    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.7    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.8    Approve the issuance of new shares via private            Mgmt          Against                        Against
       placement or global depositary receipt or local
       convertible bonds

B.9    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

CMMT   IF YOU WISH TO EXPRESS YOUR DISSENSION PLEASE             Non-Voting    No vote
       CONTACT YOUR CLIENT SERVICE     REPRESENTATIVE.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UNITED MICROELECTRONICS CORPORATION                                                         Agenda Number:  933289008
--------------------------------------------------------------------------------------------------------------------------
        Security:  910873405
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2010
          Ticker:  UMC
            ISIN:  US9108734057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ACCEPT THE COMPANY'S 2009 BUSINESS REPORT              Mgmt          For                            For
       AND FINANCIAL STATEMENT

02     TO APPROVE THE COMPANY'S 2009 RETAINED EARNINGS           Mgmt          For                            For
       DISTRIBUTION

03     TO AMEND THE COMPANY'S "FINANCIAL DERIVATIVES             Mgmt          For                            For
       TRANSACTION PROCEDURE"

04     TO AMEND THE COMPANY'S "ACQUISITION OR DISPOSAL           Mgmt          For                            For
       OF ASSETS PROCEDURE"

05     TO RELEASE THE DIRECTOR FROM NON-COMPETITION              Mgmt          For                            For
       RESTRICTIONS

06     TO AMEND THE COMPANY'S "LOAN PROCEDURE"                   Mgmt          For                            For

07     TO AMEND THE COMPANY'S "ENDORSEMENTS AND GUARANTEES       Mgmt          For                            For
       PROCEDURE"

08     TO PROPOSE THE ISSUANCE PLAN OF PRIVATE PLACEMENT         Mgmt          Against                        Against
       FOR COMMON SHARE, ADR/GDR OR CB/ECB, INCLUDING
       SECURED OR UNSECURED CORPORATE BONDS




--------------------------------------------------------------------------------------------------------------------------
 UNITED PHOSPHORUS LTD                                                                       Agenda Number:  702080413
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9247H166
    Meeting Type:  AGM
    Meeting Date:  18-Sep-2009
          Ticker:
            ISIN:  INE628A01036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009, profit and loss account
       for the YE on that date and the reports of
       the Board of Directors and Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Mr. Chirayu R. Amin as a Director,             Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. Vikram R. Shroff as a Director,            Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. Vinod Sethi as a Director, who             Mgmt          For                            For
       retires by rotation

6.     Re-appoint Mr. A. C. Ashar as a Director, who             Mgmt          For                            For
       retires by rotation

7.     Appoint the Auditors and approve fix their remuneration   Mgmt          For                            For

S.8    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [hereinafter referred to as the Board which
       term shall be deemed to include any Committee
       including the Remuneration/Compensation Committee
       Constituted by the Board to exercise its powers
       including the powers conferred by this resolution],
       pursuant to the provisions of Section 81[1A]
       and other applicable provisions, if any, of
       the Companies Act, 1956, [the Act] Securities
       and Exchange Board of India [Employee Stock
       Option Scheme and Employee Stock Purchase Scheme]
       Guidelines, 1999 [SEBI Guidelines] [including
       any statutory modifications or re-enactment
       of the Act or the SEBI Guidelines, for the
       time being in force] to the extent applicable
       and subject to the provisions contained in
       the Articles of Association of the Company
       and subject to other approvals, permissions
       and sanctions as may be necessary, and subject
       to such conditions and modifications as may
       be prescribed or imposed while granting such
       approvals, permissions and sanctions, to grant,
       issue, offer and allot at any time or from
       time to time, directly or through a trust,
       to the present and future employee(s) including
       Director[s] of the Company, including employees
       of its subsidiaries as mentioned in the proposed
       resolution at Item 9 below, and as selected
       on the basis of criteria prescribed by the
       Board in accordance with the SEBI Guidelines,
       hereinafter referred to as the Eligible Employees
       except promoter or a person who belongs to
       the promoter Group, both these expressions
       being defined in the SEBI Guidelines and Director
       who directly or indirectly holds more than
       10% of the issued capital, under a scheme titled
       Employees Stock Option Plan 2009 [hereinafter
       referred to as Plan], such number of options
       as the Board may decide, which could give rise
       to the issue of equity shares of the nominal
       face value not exceeding INR 60,00,000 divided
       into 30,00,000 equity shares of the face value
       of INR 2 each on specified terms and conditions;
       authorize the Board, without prejudice to generality
       of the above, but subject to the terms as approved
       by the Members to implement the Plan; notwithstanding
       anything contained in the plan, the Company
       shall have an option to recover Fringe Benefit
       Taxes from the employees, either in part or
       whole, if any, that is levied on or payable
       by the Company; in whole or in part, to do
       all such acts, deeds, matters and things and
       execute or desirable and pay fees and commission
       and incur expenses in relation to or for implementing
       the plan; the said options may be granted/equity
       shares may be allotted in accordance with the
       plan framed in that behalf, directly to such
       eligible employees or through a trust, which
       may be set up in any permissible manner, or
       to the trust to be held on behalf of such eligible
       employees; to do all such acts, deeds, matters
       and things and execute all such deed, documents,
       instruments and writings as it may in its absolute
       discretion deem necessary or desirable, in
       connection with formation, funding, including
       any contributions to be made by the Company,
       administration, operation, etc; of a trust,
       if the Board deems necessary or desirable,
       through which the options may be granted/equity
       shares may be allotted to the eligible employees
       of the Company; the Board may, at its discretion,
       or in order to comply with any applicable rules
       or guidelines, add, amend or put restrictions
       or any other conditions as it may deem fit;
       the plan may also envisage providing any financial
       assistance to the employees or the trust to
       enable the eligible employees/trust to acquire,
       purchase or subscribe to the said equity shares
       of the Company in accordance with the provisions
       of the Act; to settle all questions, difficulties
       or doubts that may arise in relation to the
       implementation of the plan and to the shares,
       issued herein without being required to seek
       any further consent or approval of the Members
       or otherwise to the end and intent that the
       Members shall be deemed to have given their
       approval thereto expressly by authority of
       this resolution; a compensation committee of
       majority of Independent Directors of the Company
       as constituted by the Board to identify the
       eligible employees and determine the number
       of options that may be offered to them pursuant
       to the plan; the Company shall value the options
       granted under the plan, at their 'Fair Value'
       or 'Intrinsic Value' as specified under SEBI
       Guidelines as may be determined by the Board;
       in case the Company 'calculates the employee
       compensation cost using the intrinsic value
       of the options, the difference between the
       employee compensation cost so computed and
       the employee compensation cost that shall have
       been recognized if it had used the fair value
       of the options, shall be disclosed in the Directors'
       report and also the impact of this difference
       on profits and on earnings per share [EPS]
       of the Company shall also be disclosed in the
       Directors report

S.9    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 81[1A] and other applicable
       modification or re-enactment thereof for the
       time being in force and in accordance with
       the Articles of Association of the Company,
       the applicable Clauses of Securities and Exchange
       Board of India ['SEBI'] [Employee Stock Option
       Scheme] Guidelines, 1999, as amended from time
       to time ['SEBI Guidelines'], the applicable
       guidelines and clarifications issued by the
       Reserve Bank of India ['RBI'] and any other
       statutory/regulatory authorities, consent of
       the Company, to create, issue, offer and allot
       at anytime or from time to time, directly or
       through a trust, to 'Subsidiary Employees'
       [which expression shall, unless repugnant to
       the context, mean and include the permanent
       Employees of the subsidiaries of the Company
       and the Directors of the subsidiaries of the
       Company, whether whole-time or not] as may
       be decided solely by the Board, such number
       of options, in one or more tranches upon such
       terms and conditions as may be deemed appropriate
       by the Board, within the overall limit of 30,000,000
       options as mentioned in the proposed resolution
       at item 8 above each option giving the right
       but not the obligation, to the holder, to subscribe
       for cash, to one fully paid equity share of
       INR 2 each of the Company, in terms of the
       United Phosphorus Limited Employees 'Stock
       Option Plan, 2009 ['Plan'] [as put up for approval
       in terms of the preceding resolution], the
       offer shall be to Subsidiary Employees of such
       subsidiaries of the Company as the Board, as
       its discretion, may from time to time decide
       ['Selected Subsidiaries'] and shall be in accordance
       with the terms and conditions as regards price,
       payment, application, allotment, etc. stipulated
       by the SEBI Guidelines to the extent applicable
       and in accordance with any other guidelines,
       rules, regulations and laws to the extent applicable
       and subject also to the Memorandum and Articles
       of Association of the Company and the subsidiaries
       of the Company

S.10   Approve, in partial modification of the resolution        Mgmt          For                            For
       passed at the AGM held on 18 SEP 2008 and pursuant
       to the provisions of Section 198, 309, 310
       and other applicable provisions if any, of
       the Companies Act, 1956, the specified remuneration
       payable to Mr. Rajju D. Shroff, the Chairman
       and Managing Director; except the specified
       remuneration, Commission, perquisites and allowances,
       minimum remuneration and other terms of the
       Agreement dated 01 OCT 2008, executed by the
       Company with Mr. Rajju D. Shroff shall remain
       unchanged unless agreed otherwise by the Board
       of Directors [which includes any committee
       thereof] with the approval of the shareholders

S.11   Approve, in partial modification of the resolution        Mgmt          For                            For
       passed at the AGM held on 19 SEP 2006 and EGM
       held on 11 OCT 2007 and pursuant to the provisions
       of Section 198, 309, 310 and other applicable
       provisions if any, of the Companies Act, 1956,
       the specified remuneration payable to Mr. Vikram
       R. Shroff, the Executive Director; except the
       specified remuneration, Commission, perquisites
       and allowances, minimum remuneration and other
       terms of the Agreement dated 01 OCT 2008, executed
       by the Company with Mr. Vikram R. Shroff shall
       remain unchanged unless agreed otherwise by
       the Board of Directors [which includes any
       committee thereof] with the approval of the
       shareholders




--------------------------------------------------------------------------------------------------------------------------
 UNITED SPIRITS LIMITED                                                                      Agenda Number:  702315171
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y92311102
    Meeting Type:  EGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  INE854D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       18(3)(b) of the Sick           Industrial Companies
       Special Provisions  Act, 1985  SICA  and other
       applicable provisions of SICA, if
       any, and subject to the sanction of the
       Hon'ble Board for Industrial and Financial
       Reconstruction  the BIFR  or such  other authority,
       as the case may be, the Scheme of Arrangement
       between Balaji Distilleries Limited  BDL  and
       Chennai Breweries Private Limited  CBPL  and
       United Spirits Limited  USL or the Company
       and their respective shareholders and creditors
       as the case may be and the Draft Rehabilitation
       Scheme  DRS  of Balaji Distilleries Limited
       as circulated by Hon'ble BIFR, as specifiied,
       subject to such alterations, conditions
       and modifications, Contd..

-      Contd.. if any, as may be prescribed or directed          Non-Voting    No vote
       by the Hon'ble BIFR or such  other authority
       while sanctioning the same; authorize the Board
       of Directors  of the Company, pursuant to the
       provisions of Section 81(1A) of the Companies
       Act, 1956,  as specified to as the Board which
       expression shall be deemed to  include any
       Committee of Directors constituted by the Board
       to issue and     allot equity shares in the
       Company to the eligible shareholders of Balaji
       Distilleries Limited in terms of the Scheme,
       as sanctioned by the Hon'ble     BIFR; authorize
       the Board to do and perform all such acts,
       deeds, matters and things as it may in its
       absolute discretion deem necessary, desirable,
       appropriate or expedient and to settle
       any questions, doubts or difficulties  that
       may arise in connection with or in the Contd..

-      Contd.. working of the Scheme and to do all               Non-Voting    No vote
       such acts, deeds and things       necessary
       for carrying into effect the terms of the Scheme
       and to delegate    all or any of the powers
       conferred to such Director(s) and/or Officer(s)
       of   the Company as it may deem fit




--------------------------------------------------------------------------------------------------------------------------
 UNITED SPIRITS LIMITED                                                                      Agenda Number:  702366039
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y92311102
    Meeting Type:  OTH
    Meeting Date:  03-May-2010
          Ticker:
            ISIN:  INE854D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 687840 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

S.1    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       314[1B] and other applicable provisions, if
       any, of the Companies Act, 1956 and subject
       to the Central Government and such other approvals
       as may be necessary, consent of the Company,
       to Mr. Sidhartha V Mallya, a relative of Dr.
       Vijay Mallya, Chairman of the Company to hold
       an office or place of profit as Deputy General
       Manager-New Generation Sales Outlets for a
       period of five years with effect from 01 JUN
       2010 upon receipt of the necessary approvals
       on the specified terms; authorize the Board
       of Directors [hereinafter referred to as the
       Board, which expression shall deemed to include
       any Committee constituted by the Board or any
       person[s] authorized by the Board in this regard]
       to take such steps as may be necessary to give
       effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 UNITED SPIRITS LTD                                                                          Agenda Number:  702098636
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y92311102
    Meeting Type:  AGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  INE854D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the accounts for the YE               Mgmt          For                            For
       31 MAR 2009 and the reports of the Auditors
       and the Directors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Mr. Sreedhara Menon as a Director,             Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Dr. Vijay Mallya as a Director, who            Mgmt          For                            For
       retires by rotation

5.     Appoint the Auditors and approve to fix their             Mgmt          For                            For
       remuneration

S.6    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81 (1A) and all other applicable
       provisions, if any, of the Companies Act, 1956
       [including any statutory modification(s), or
       re-enactments) thereof for the time being in
       force) and in accordance with the Guidelines,
       Rules and Regulations of the Securities and
       Exchange Board of India ['SEBI'], the provisions
       of Foreign Exchange Management Act, 1999 and
       Rules and Regulations framed there under, the
       Reserve Bank of India, the Government of India
       (including any statutory amendment(s) or re-enactments(s)
       thereof, for the time being in force) and the
       provisions in the Memorandum and Articles of
       Association of the Company and the Listing
       Agreement entered into by the Company with
       the Stock Exchanges where the equity shares
       of the Company are listed and subject to such
       terms, conditions and modifications as may
       be considered appropriate and approved by the
       Board of Directors of the Company [hereinafter
       referred to as the Board which expression shall
       be deemed to include any Committee constituted
       by the Board or any person(s) authorized by
       the Board in this regard] subject also to consents,
       permissions or sanctions [including any conditions
       thereof or modifications to the terms contained
       therein], if any, required by the appropriate
       authorities, including those of the Ministry
       of Commerce, Ministry of Finance, Ministry
       of Industry, Secretariat for Industrial Assistance
       and/or Foreign Investment Promotion Board,
       as may be required and such terms and conditions,
       if any, as may be prescribed while granting
       such consents, approvals, permissions and sanctions,
       which may be agreed to by the Board, to create,
       offer, issue and allot [including with provision
       for reservation on firm and/or competitive
       basis, of such part of issue and for such categories
       of persons including employees of the Company
       as may be permitted], in one or more tranches
       as may be determined by the Board, in the course
       of one or more public or private offerings
       in domestic and/or one or more international
       market(s), with or without a Green Shoe Option,
       Equity Shares and/or Equity Shares through
       Depository Receipts including Global Depository
       Receipts (GDRs), American Depository Receipts
       (ADRs) and/or Foreign Currency Convertible
       Bonds (FCCBs) and/or other securities convertible
       into Equity shares at the option of the Company
       and/or the holder(s) of such securities and/or
       securities linked to Equity Shares and/or securities
       with or without detachable/non-detachable warrants
       and/or warrants with a right exercisable by
       the warrant holder to subscribe to the Equity
       Shares, and/or any instruments or securities
       representing either Equity Share and/or convertible
       securities linked to Equity Shares including
       the issue and allotment of Equity Shares pursuant
       to a Green Shoe Option, if any, (all of which
       are hereinafter collectively referred to as
       'Securities'); secured or unsecured such that
       the total amount raised through the aforesaid
       Securities shall not exceed USD 350 Million
       or equivalent thereof in Indian Rupees or in
       any one or more foreign currency(ies), to be
       issued through the issuance of the Securities
       for cash, to any eligible person, including
       Qualified Institutional Buyers, Foreign/ Resident
       Investors, Institutions/Banks, incorporated
       bodies, individuals and/or trustees, stabilizing
       Agents, Foreign Institutional Investors, Mutual
       Funds, Venture Capital Funds or otherwise,
       whether residents or non-residents and whether
       or not such investors are members of the Company
       (collectively referred to as 'Investors'),
       such issue and allotment to be made at such
       time(s), in one or more tranche(s), at such
       price(s), in such manner and where necessary
       in consultation with Book Running Lead Managers
       and/or other Advisors (if any) or otherwise,
       on such terms and conditions as the Board,
       may, in its absolute discretion decide at the
       time of issue of Securities; authorize the
       Board of Directors, pursuant to the provisions
       of Section 81(1A) and other applicable provisions,
       if any, of the Companies Act, 1956 (the Act)
       (including any statutory re-modification or
       re-enactment thereof for the time being in
       force), the provisions of the Memorandum and
       Articles of Association of the Company, the
       provisions of the Listing Agreements entered
       into by the Company with the Stock Exchanges
       where the equity shares of the Company are
       listed, the provisions of Chapter VIII of the
       Securities and Exchange Board of India [issue
       of Capital and Disclosure Requirements Regulations,
       2009] ['the SEBI (ICDR) Regulations, 2009']
       and the provisions of Foreign Exchange Management
       Act, 1999 and Rules and Regulations framed
       thereunder and subject to the. applicable Statutes,
       Guidelines, Regulations, approvals, consents,
       permissions or sanctions of the Central Government,
       the Reserve Bank of India and any other appropriate
       authorities, institutions or bodies and such
       conditions as may be prescribed by any of the
       authorities concerned while granting such approvals,
       which may be agreed to in its sole discretion,
       to offer, issue and allot, on such occasion
       or occasions, in one or more tranches, as may
       be determined by the Board in the course of
       domestic and/or international offering(s),
       through Qualified Institutions Placement, to
       the Qualified Institutional Buyers as defined
       under Sub-Clause (zd) of Clause 2 of the SEBI
       (ICDR) Regulations, 2009 under the provisions
       of SEBI (ICDR) Regulations, 2009, whether shareholders
       of the Company or not, through a private placement
       basis equity shares in the Company including
       Green shoe Option, if any, such that the total
       amount raised through the aforesaid equity
       shares shall not exceed USD 350 Million or
       equivalent thereof in Indian Rupees or in any
       one or more foreign currency(ies) and such
       equity shares shall be fully paid up and the
       allotment of such Equity Shares shall be completed
       within 12 months from the date of the shareholders'
       resolution approving the proposed issue or
       such other time as may be allowed by the SEBI
       (ICDR) Regulations, 2009 from time to time,
       at such price being not less than the price
       determined in accordance with the pricing formula
       of the .aforementioned SEBI (ICDR) Regulations,
       2009; in terms of Section 293 (1)(a) and other
       applicable provisions, if any, of the Companies
       Act, 1956 and subject to all necessary approvals
       to the Board to secure, if necessary, all or
       any of the above mentioned securities to be
       issued, by the creation of a mortgage and/or
       charge on all or any of the Company's immovable,
       movable and/or intangible assets, both present
       and future in such form and manner and on such
       terms as may be deemed fit and appropriate
       by the Board; CONTD.

       CONTD. authorize the Board to issue and allot             Non-Voting    No vote
       such number of Equity Snares as may be required
       to be issued and allotted, including issue
       and allotment of Equity Shares upon conversion/
       exercise of right attached to the Securities
       referred to above or as may be necessary in
       accordance with the terms of the offer(s),
       all such equity shares ranking pari passu inter-se
       and with the then existing Equity Shares of
       the Company in all respects, including dividend;
       authorize the Board, for the purpose of giving
       effect to the above Resolutions, to enter into
       and execute all such arrangements as the case
       may be with any lead managers, merchant bankers,
       managers, underwriters, Banks, financial institutions,
       solicitors, advisors, guarantors, depositories,
       custodians and other intermediaries (the 'Agencies')
       in relation to the issuance and to remunerate
       any of the Agencies in any manner including
       payment of commission, brokerage, fee or payment
       of their remuneration for their services and
       to settle any questions, difficulties or doubts
       that may arise in regard to the Issuance, to
       effect any modification to the foregoing [Including
       any modification to the terms of the issue]
       in the best interest of the Company and its
       shareholders, to seek and obtain the listing
       of the equity shares and/or other Securities,
       as may arise from out of the Issuance, on the
       Stock Exchanges in India where the existing
       Equity Shares of the Company are listed and/or
       any one or more International Stock Exchange(s)
       and to do all such acts, deeds, matters and
       things, as the Board may at its discretion
       deem necessary or desirable for such purpose,
       including without limitation the drafting,
       finalization, entering into and execution of
       any arrangements or agreements; and authorize
       the Board to delegate from time to time, all
       or any of the powers conferred herein upon
       the Board to any Committee of the Board or
       the Managing Director or any other Director
       or any other Officer or Officers of the Company

S.7    Approve, subject to the approval of the Central           Mgmt          For                            For
       Government, Reserve Bank of India and other
       Regulatory bodies if required, the investment
       by Foreign Institutional Investors, in the
       Equity Share Capital of the Company, either
       by direct investment purchase on otherwise
       by acquiring from the market under portfolio
       investment scheme on repatriation basis, subject
       to the condition that such investment together
       with their existing holdings shall not exceed
       in aggregate 59% of the paid-up equity share
       Capital of the Company or such other limits
       may be prescribed from time to time by the
       Central Government and/or Reserve Bank of India
       and other relevant authority(ies); and authorize
       the Board to do all such acts, deeds, matters
       and things as may be necessary, proper or expedient
       for the purpose of giving effect to this Resolution
       and for matters connected therein or incidental
       thereto




--------------------------------------------------------------------------------------------------------------------------
 UNIVERSAL ROBINA CORP                                                                       Agenda Number:  702269704
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9297P100
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2010
          Ticker:
            ISIN:  PHY9297P1004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the proof of notice of the meeting and            Mgmt          For                            For
       existence of a quorum

2      Approve the Minutes of the annual stockholders            Mgmt          For                            For
       meeting held on 16 APR 2009

3      Approve the presentation of annual report and             Mgmt          For                            For
       the financial statements for    the preceding
       year

4      Approve the plan of merger of CFC Corporation,            Mgmt          For                            For
       CEBU Industrial and Management Company, Inc.,
       CFC Clubhouse, Incorporated, South Luzon Green
       Land, Inc., and URC Confectionery Corporation
       with and into Universal Robina Corporation

5.1    Election of John L. Gokongwei, Jr. as a Board             Mgmt          For                            For
       of Director

5.2    Election of James L. Go as a Board of Director            Mgmt          For                            For

5.3    Election of Lance Y. Gokongwei as a Board of              Mgmt          For                            For
       Director

5.4    Election of Patrick Henry C. Go as a Board of             Mgmt          For                            For
       Director

5.5    Election of Frederick D. Go as a Board of Director        Mgmt          For                            For

5.6    Election of Johnson Robert G. Go, Jr. as a Board          Mgmt          For                            For
       of Director

5.7    Election of Robert G. Coyiuto, jr as a Board              Mgmt          For                            For
       of Director

5.8    Election of Wilfrido E. Sanchez as an Independent         Mgmt          For                            For
       Board of Director

5.9    Election of Pascual S. Guerzon as an Independent          Mgmt          For                            For
       Board of Director

6      Election of External Auditors                             Mgmt          For                            For

7      Ratify all the acts of the Board of Directors             Mgmt          For                            For
       and Management since the last   annual meeting

8      Other matters                                             Non-Voting    No vote

9      Approve the adjournment                                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 URALKALIY OJSC, BEREZNIKI                                                                   Agenda Number:  702427801
--------------------------------------------------------------------------------------------------------------------------
        Security:  X9519W108
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  RU0007661302
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the order of the meeting                          Mgmt          For                            For

2.     Approve the annual report                                 Mgmt          For                            For

3.     Approve the annual accounting report                      Mgmt          For                            For

4.     Approve the distribution of profit and losses             Mgmt          For                            For
       and dividends at Rub 1.70 per ordinary share

5.     Election of the audit commission                          Mgmt          For                            For

6.     Approve the Auditor                                       Mgmt          For                            For

7.     Approve the provision on the general shareholders         Mgmt          For                            For
       meeting in new edition

8.     Approve the provision on the Board of Directors           Mgmt          For                            For
       in new edition

9.     Approve the provision on the audit commission             Mgmt          For                            For
       in new edition

10.    Approve the provision on remuneration and compensation    Mgmt          For                            For
       to the Board of Directors

11.    Election of Board of Directors                            Mgmt          For                            For

12.    Approve the interested party transactions which           Mgmt          For                            For
       can be concluded in the future in the process
       of business activity




--------------------------------------------------------------------------------------------------------------------------
 URALSVYASINFORM JSC                                                                         Agenda Number:  702465279
--------------------------------------------------------------------------------------------------------------------------
        Security:  X9520A103
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  RU0009048805
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 705608 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the annual report, balance sheet, including       Mgmt          For                            For
       profit and loss statement profit and lose accounts,
       for the year 2009

2.     Approve the profit distribution including dividend        Mgmt          For                            For
       payment at RUB 0.018897 per ordinary share
       and RUB 0.051927 per preferred share for the
       year 2009

3.1    Election of Batmanov M as a Board of Director             Mgmt          For                            For

3.2    Election of Vasileva E as a Board of Director             Mgmt          For                            For

3.3    Election of Golubickiy B as a Board of Director           Mgmt          For                            For

3.4    Election of Grigorieva A as a Board of Director           Mgmt          For                            For

3.5    Election of Dudchenko V as a Board of Director            Mgmt          For                            For

3.6    Election of Kerber S as a Board of Director               Mgmt          For                            For

3.7    Election of Koroleva O as a Board of Director             Mgmt          For                            For

3.8    Election of Kulikov D as a Board of Director              Mgmt          For                            For

3.9    Election of Lebedev E as a Board of Director              Mgmt          For                            For

3.10   Election of Leshenko M as a Board of Director             Mgmt          For                            For

3.11   Election of Lukash S as a Board of Director               Mgmt          For                            For

3.12   Election of Malcev A as a Board of Director               Mgmt          For                            For

3.13   Election of Milyukov A as a Board of Director             Mgmt          For                            For

3.14   Election of Provotorov A as a Board of Director           Mgmt          For                            For

3.15   Election of Rumyancev V as a Board of Director            Mgmt          For                            For

3.16   Election of Tushunov D as a Board of Director             Mgmt          For                            For

3.17   Election of Umnova E as a Board of Director               Mgmt          For                            For

3.18   Election of Fedorov O as a Board of Director              Mgmt          For                            For

3.19   Election of Ciganov M as a Board of Director              Mgmt          For                            For

3.20   Election of Shevchuk A as a Board of Director             Mgmt          For                            For

3.21   Election of Yurchenko E as a Board of Director            Mgmt          For                            For

4.1    Election of Arkhipova I as a Audit Commission             Mgmt          For                            For

4.2    Election of Verem yanina V as a Audit Commission          Mgmt          For                            For

4.3    Election of Voronkova S as a Audit Commission             Mgmt          For                            For

4.4    Election of Degtyareva E as a Audit Commission            Mgmt          For                            For

4.5    Election of Lunina A as a Audit Commission                Mgmt          For                            For

4.6    Election of Topolya I as a Audit Commission               Mgmt          For                            For

4.7    Election of Chernikova T as a Audit Commission            Mgmt          For                            For

5.     Approve the reorganization of Uralsvyazinform             Mgmt          For                            For
       in the form of joining of Uralsvyazinform to
       Rostelecom

6.     Approve the new edition of the charter of the             Mgmt          For                            For
       Company

7.     Approve the regulation on the Board of Directors          Mgmt          For                            For
       in new edition

8.     Approve the Auditor                                       Mgmt          For                            For

9.     Approve the standards for calculation of remuneration     Mgmt          For                            For
       of the Board of Directors

10.    Approve the remuneration of the Board of Directors        Mgmt          For                            For

11.    Approve the pre mature of participation of the            Mgmt          For                            For
       Company in the non profit organization

12.    Approve the pre mature of participation of the            Mgmt          For                            For
       Company in the non profit organization

       PLEASE BE ADVISED THAT IF YOU VOTE AGAINST COMPANY'S      Non-Voting    No vote
       REORGANIZATION OR WILL NOT VOTE AT ALL AND
       THE EGM APPROVES THIS ITEM OF AGENDA YOU WILL
       HAVE RIGHT TO USE A BUY-BACK OFFER AND SELL
       YOUR SHARES BACK TO THE ISSUER. THANK YOU.

       WHO VOTE AGAINST THE  REORGANIZATION OF THE               Non-Voting    No vote
       COMPANY OR DO NOT PARTICIPATE IN  VOTING WILL
       BE GRANTED WITH THE RIGHT TO SELL THE SHARES
       OWNED BY THEM BACK TO THE COMPANY. THE REPURCHASE
       PRICE IS  FIXED AT RUB 0.98 PER ORDINARY SHARE
       AND RUB 0.98 PER  PREFERRED SHARE




--------------------------------------------------------------------------------------------------------------------------
 URBI DESARROLLOS URBANOS SAB DE CV                                                          Agenda Number:  702348308
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9592Y103
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  MX01UR000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the presentation, the reports and opinions        Mgmt          For                            For
       that are referred to in    Article 28, part
       IV, of the securities market law, for the FYE
       31 DEC 2009

2      Approve the report regarding the fulfillment              Mgmt          For                            For
       of the tax obligations of the    Company that
       is referred to in Article 86, part XX, of the
       income tax law

3      Approve the allocation of profit                          Mgmt          For                            For

4      Ratify the Members of the Board of Directors              Mgmt          For                            For
       and approve remuneration of the  same

5      Ratify the Chairpersons of the Audit and corporate        Mgmt          For                            For
       practices Committees

6      Approve to determine the maximum amount of funds          Mgmt          For                            For
       that can be allocated to the acquisition of
       shares of the Company

7      Approve the designation of special delegates              Mgmt          For                            For
       of the meeting, to execute and   formalize
       its resolutions




--------------------------------------------------------------------------------------------------------------------------
 USINAS SIDERURGICAS DE MINAS GERAIS S A -USIMINAS                                           Agenda Number:  702360075
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9632E125
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRUSIMACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to take knowledge of the Directors'               Mgmt          For                            For
       accounts and the Company's        consolidated
       financial statements and the annual report
       for the FYE 31 DEC    2009

2      Approve the allocation of the net profit for              Mgmt          For                            For
       the FY and ratify the early      distribution
       of interest over capital, intermediate and
       complementary, and of dividends, as well the
       proposal for the capital budget for the year
       2010

3      Approve to set the total annual amount of remuneration    Mgmt          For                            For
       of the Members of the  Board of Directors

4      Election of the Members of the Board of Directors,        Mgmt          For                            For
       and their respective

5      Election of the full and substitute Members               Mgmt          For                            For
       of the finance committee, and set




--------------------------------------------------------------------------------------------------------------------------
 USINAS SIDERURGICAS DE MINAS GERAIS SA-USIMINAS, BELO HORIZONTE                             Agenda Number:  702361849
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9632E117
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRUSIMACNPA6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

CMMT   PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 4 AND 5 ONLY.    THANK YOU.

1      Acknowledge the Directors' accounts, to examine,          Non-Voting    No vote
       discuss and approve the      Company's consolidated
       financial statements and the annual report
       for the FYE 31 DEC 2009

2      Allocation of the net profit for the FY and               Non-Voting    No vote
       ratification of the early         distribution
       of interest over capital, intermediate and
       complementary, and of dividends, as well the
       proposal for the capital budget for the year
       2010

3      Setting the total annual amount of remuneration           Non-Voting    No vote
       of the Members of the Board   of Directors

4      Election of the Members of the Board of Directors,        Mgmt          For                            For
       and their respective

5      Election of the Full and Substitute Members               Mgmt          For                            For
       of the Finance Committee, and set




--------------------------------------------------------------------------------------------------------------------------
 VALE S A                                                                                    Agenda Number:  702183764
--------------------------------------------------------------------------------------------------------------------------
        Security:  P96609139
    Meeting Type:  EGM
    Meeting Date:  22-Jan-2010
          Ticker:
            ISIN:  BRVALEACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1.     Ratify the nomination of an alternate Member              Mgmt          For                            For
       of the Board of Directors made   at the meeting
       of that collegiate body on 17 SEP 2009, under
       the terms of     Article 11 10 of the Corporate
       Bylaws

2.     Approve, under the terms of Articles 224 and              Mgmt          For                            For
       225 of Law Number 6404 76, the   protocols
       and justifications for the mergers of Sociedade
       De Mineracao        Estrela De Apolo S.A. Es
       Trela De Apolo and mineracao vale corumba S.A.
       Vale  Corumba, full subsidiaries of vale

3.     Ratify the nomination of Domingues E Pinho Co             Mgmt          For                            For
       Ntadores, a specialized Company hired to carry
       out the valuation of the Companies to be merged

4.     Approve the valuation reports prepared by the             Mgmt          For                            For
       specialized Company

5.     Approve the merger, without an increase in capital        Mgmt          For                            For
       and without the issuance   of new shares, of
       Estrela De Apolo and Vale Corumba, into vale




--------------------------------------------------------------------------------------------------------------------------
 VALE S A                                                                                    Agenda Number:  702184374
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2605D109
    Meeting Type:  EGM
    Meeting Date:  22-Jan-2010
          Ticker:
            ISIN:  BRVALEACNPA3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEMS 2 THROUGH 5     ONLY. THANK
       YOU.

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1.     To ratify the nomination of an alternate Member           Non-Voting    No vote
       of the Board of Directors     made at the meeting
       of that collegiate body on 17 SEP 2009, under
       the terms   of Article 11 10 of the Corporate
       Bylaws

2.     Approve, under the terms of Articles 224 and              Mgmt          For                            For
       225 of Law Number 6404 76, the   protocols
       and justifications for the mergers of Sociedade
       De Minerac Ao       Estrela De Apolo S.A. Estrela
       De Apolo and Mineracao Vale Corumba S.A. Vale
       Corumba, full subsidiaries of vale

3.     Ratify the nomination of Domingues E Pinho Contadores,    Mgmt          For                            For
       a specialized Company  hired to carry out the
       valuation of the Companies to be merged

4.     Approve the valuation reports prepared by the             Mgmt          For                            For
       specialized Company

5.     Approve the merger, without an increase in capital        Mgmt          For                            For
       and without the issuance   of new shares, of
       Estrela De Apolo and Vale Corumba, into Vale




--------------------------------------------------------------------------------------------------------------------------
 VALE SA, RIO DE JANEIRO                                                                     Agenda Number:  702313797
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2605D109
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  BRVALEACNPA3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 1, 2, 3 AND 4    ONLY. THANK
       YOU.

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to examine, discuss and vote upon the             Mgmt          For                            For
       Board of Directors annual       report, the
       financial statements, relating to FYE 31 DEC
       2009

2      Approve the distribution of the FY net profits            Mgmt          For                            For
       and the budget of capital of   the Company

3      Election of the Members of the Finance Committee          Mgmt          For                            For

4      Approve to set the Directors and Finance Committees       Mgmt          For                            For
       global remuneration




--------------------------------------------------------------------------------------------------------------------------
 VALE SA, RIO DE JANEIRO                                                                     Agenda Number:  702317531
--------------------------------------------------------------------------------------------------------------------------
        Security:  P96609139
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  BRVALEACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Approve to examine, discuss and vote upon the             Mgmt          For                            For
       Board of Directors annual       report, the
       financial statements, relating to FYE 31 DEC
       2009

2      Approve the distribution of the FYs net profits           Mgmt          For                            For
       and approve the budget of     capital of the
       Company

3      Elect the members of the finance committee                Mgmt          For                            For

4      Approve to set the Directors and Finance Committees       Mgmt          For                            For
       global remuneration




--------------------------------------------------------------------------------------------------------------------------
 VALE SA, RIO DE JANEIRO                                                                     Agenda Number:  702346962
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2605D109
    Meeting Type:  EGM
    Meeting Date:  19-May-2010
          Ticker:
            ISIN:  BRVALEACNPA3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ALL ITEMS. THANK YOU.

1      Approve the increase of the share capital, through        Mgmt          For                            For
       the capitalization of reserves, without the
       issuance of shares, and the consequent amendment
       at the main part of Article 5 of the Corporate
       Bylaws

2      Election of a full member of the Board of Directors       Mgmt          For                            For
       , because of the resignation presented by Mr.
       Francisco Augusto Da Costa E Silva

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 VALE SA, RIO DE JANEIRO                                                                     Agenda Number:  702371016
--------------------------------------------------------------------------------------------------------------------------
        Security:  P96609139
    Meeting Type:  EGM
    Meeting Date:  19-May-2010
          Ticker:
            ISIN:  BRVALEACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

1      Approve to the increase of the share capital,             Mgmt          For                            For
       through the capitalization of reserves, without
       the issuance of shares, and the consequent
       amendment at the main part of Article 5 of
       the corporate Bylaws

2      Election of full member of the Board of Directors         Mgmt          For                            For
       becaseu of the resignation presented by the
       Mr. Francisco Augusto Da Costa E Silva

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT THIS IS A SECOND CALL FOR THE            Non-Voting    No vote
       MEETING WHICH WAS HELD ON 27 APR 2010. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 VALE SA, RIO DE JANEIRO                                                                     Agenda Number:  702443172
--------------------------------------------------------------------------------------------------------------------------
        Security:  P96609139
    Meeting Type:  EGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  BRVALEACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Election of the Principal member to the Board             Mgmt          For                            For
       of Directors




--------------------------------------------------------------------------------------------------------------------------
 VALE SA, RIO DE JANEIRO                                                                     Agenda Number:  702443184
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2605D109
    Meeting Type:  EGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  BRVALEACNPA3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

CMMT   PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM 1 ONLY. THANK    YOU.

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

CMMT   PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

1      Election of the Principal member as the Board             Mgmt          For                            For
       of Directors




--------------------------------------------------------------------------------------------------------------------------
 VANGUARD INTERNATIONAL SEMICONDUCTOR CORP                                                   Agenda Number:  702427750
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9353N106
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0005347009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 656150 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 0.4 per share

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.5    Approve the revision to the procedures of  endorsement    Mgmt          For                            For
       and guarantee

B.6    Other issues and extraordinary  motions                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 VESTEL BEYAZ ESA TICARET SANAYI AS                                                          Agenda Number:  702402556
--------------------------------------------------------------------------------------------------------------------------
        Security:  M9751J106
    Meeting Type:  OGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  TREVEST00017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Homage, election of the Presidential Board                Mgmt          No Action

2      Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the meeting

3      Receive the activities report of the Board of             Mgmt          No Action
       Directors for the year 2009

4      Receive the balance sheet and income statements           Mgmt          No Action

5      Receive the Auditors report and Independent               Mgmt          No Action
       Auditors report

6      Approve to absolve the Board of Directors                 Mgmt          No Action

7      Approve to absolve the Auditors                           Mgmt          No Action

8      Election of the Board Members and approve to              Mgmt          No Action
       determine their number

9      Election of the Auditors and approve to determine         Mgmt          No Action
       their number

10     Approve to determine the welfare grants of the            Mgmt          No Action
       Board of Directors

11     Approve to determine the monthly gross salaries           Mgmt          No Action
       of the Auditors

12     Approve the decision on the profit distribution           Mgmt          No Action
       proposal of the Board of      Directors

13     Approve the Independent Auditing Firm                     Mgmt          No Action

14     Authorize the Board Members according to the              Mgmt          No Action
       Articles 334 and 335 of the      Turkish Commercial
       Code

15     Approve the presentation of information about             Mgmt          No Action
       the donations

16     Approve the presentation of information about             Mgmt          No Action
       the assurances given to the     third parties

17     Approve the presentation of information about             Mgmt          No Action
       the information policy of the   Company

18     Appprove the decision on the amendments the               Mgmt          No Action
       Company Articles 5, 6 and 33

19     Wishes and closure                                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 VESTEL ELEKTRONIK SANAYI VE  TICARET A S                                                    Agenda Number:  702411923
--------------------------------------------------------------------------------------------------------------------------
        Security:  M9747B100
    Meeting Type:  OGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  TRAVESTL91H6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Homage, Election of the Presidential Board                Mgmt          No Action

2      Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the meeting

3      Receive the activities report of the Board of             Mgmt          No Action
       Directors for the year 2009

4      Approve the balance sheet and income statements           Mgmt          No Action

5      Approve the Auditors report and Independent               Mgmt          No Action
       Auditors report

6      Approve the absolving of the Board of Directors           Mgmt          No Action

7      Approve the absolving of the Auditors                     Mgmt          No Action

8      Election of the Board Members and approve to              Mgmt          No Action
       determine their number

9      Election of the Auditors and approve to determine         Mgmt          No Action
       their number

10     Approve to determine welfare grants of the Board          Mgmt          No Action
       of Directors

11     Approve to determine the monthly gross salaries           Mgmt          No Action
       of the Auditors

12     Approve the profit distribution proposal of               Mgmt          No Action
       the Board of Directors

13     Approve the Independent Auditing Firm                     Mgmt          No Action

14     Authorize the Board Members according to the              Mgmt          No Action
       Articles 334 and 335 of the      Turkish Commercial
       Code

15     Approve the presentation of information about             Mgmt          No Action
       the donations

16     Approve the presentation of information about             Mgmt          No Action
       the assurances given to the     third parties

17     Approve the presentation of information about             Mgmt          No Action
       the information policy of the   Company

18     Amend the Company Articles 3 and 34                       Mgmt          No Action

19     Wishes and Closure                                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 VIETNAM DAIRY PRODUCT CORPORATION                                                           Agenda Number:  702060954
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9365V104
    Meeting Type:  EGM
    Meeting Date:  20-Aug-2009
          Ticker:
            ISIN:  VN000000VNM8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the decision on issuing bonus shares              Mgmt          For                            For
       to current shareholders with a ratio of 1:1
       [shareholders who hold 1 share will receive
       1 bonus share]




--------------------------------------------------------------------------------------------------------------------------
 VIETNAM DAIRY PRODUCT CORPORATION                                                           Agenda Number:  702271292
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9365V104
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2010
          Ticker:
            ISIN:  VN000000VNM8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the business report for the year 2009             Mgmt          For                            For

2      Approve to summarize the meeting and resolutions          Mgmt          For                            For

3      Approve the Supervising report of the Head of             Mgmt          For                            For
       the Board of Directors

4      Approve the report of Committee of Supervisors            Mgmt          For                            For

5.1    Approve the financial report for the year 2009            Mgmt          For                            For

5.2    Approve the profit allocation for the year 2009           Mgmt          For                            For

5.3    Approve the business plan for the year 2010               Mgmt          For                            For

5.4    Approve the salary of Board of Directors, Committee       Mgmt          For                            For
       of Supervisors and        Managers

5.5    Approve the general shareholders assembly on              Mgmt          For                            For
       selecting Auditor

5.6    Approve the issuing and listing of additional             Mgmt          For                            For
       shares for staff

6      Re-elect 1/3 Member of Board of Directors and             Mgmt          For                            For
       Committee of Supervisors




--------------------------------------------------------------------------------------------------------------------------
 VIETNAM ENTERPRISE INVESTMENTS LTD                                                          Agenda Number:  702161314
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9361H109
    Meeting Type:  AGM
    Meeting Date:  15-Dec-2009
          Ticker:
            ISIN:  KYG9361H1092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the YE 31 DEC 2008, together with the Auditors'
       and the Directors' reports thereon

2.     Re-elect Richard McKegney as a Director of the            Mgmt          For                            For
       Company

3.     Re-elect Iiartmul Giesecke as a Director of               Mgmt          For                            For
       the Company

4.     Re-elect Wolfgang Bertelsmeier as a Director              Mgmt          For                            For
       of the Company

5.     Authorize the Directors of the Company to issue,          Mgmt          For                            For
       in 1 or more transactions, an additional amount
       of redeemable shares having an aggregate nominal
       value of up to 10% of aggregate nominal value
       of the redeemable shares in issue as of the
       date of this resolution, such issue of shares
       to be at a price per share not less than the
       net asset value per share of the redeemable
       shares in issue at the time of such issuance;
       [Authority expires at the AGM of the Company
       to be held in the year 2010]

6.     Re-appoint KPMG Ltd of Vietnam as the Auditors            Mgmt          For                            For
       of the Company and authorize the Board to fix
       their remuneration

7.     Authorize the Directors of the Company, to issue          Mgmt          Against                        Against
       up to 200,000,000 C shares, at an issue price
       of USD 1.00 per C shares for C shares allotted
       on the initial closing date plus a placing
       fee of up to USD 0.025 per share, and at the
       issue price per C share equal to the net asset
       value per C share on the valuation day immediately
       prior to the final closing date plus a placing
       fee of up to USD 0.025 for any C shares allotted
       on the final closing date, or at such other
       price as is determined by the Board, and to
       issue the same, in accordance with a placing
       Memorandum to be prepared by the Company, at
       any time after the Irish Stock Exchange has
       granted listings of, and permission to deal
       in, the C shares, provided that such shares
       shall be offered in the first instance to the
       existing shareholders of the Company in proportion
       to the number of shares held by them, and such
       shareholders shall have the right to accept
       the offer to buy such number of shares for
       a period of 14 calendar days; and authorize
       the Company to issue such redeemable shares
       and deferred shares [if any] as arise upon
       conversion of the C shares in accordance with
       the Articles; [Authority expires at the AGM
       of the Company to be held in the year 2010]




--------------------------------------------------------------------------------------------------------------------------
 VIETNAM GROWTH FUND                                                                         Agenda Number:  702159838
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9361F103
    Meeting Type:  AGM
    Meeting Date:  15-Dec-2009
          Ticker:
            ISIN:  KYG9361F1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the YE 31 DEC 2008 together with the Auditors'
       and the Directors' reports thereon

2.     Re-elect Marc Faber as a Director of the Company          Mgmt          For                            For

3.     Re-elect Mark Lockwood as a Director of the               Mgmt          For                            For
       Company

4.     Authorize the Directors of the Company to issue,          Mgmt          For                            For
       in 1 or more transactions an additional amount
       of Ordinary Shares having an aggregate nominal
       value of up to 10% of the aggregate nominal
       value of the Ordinary Shares in issue as of
       the date of this Resolution, such issue of
       shares to be at a price per share not less
       than the Net Asset Value per share of the Ordinary
       Shares in issue at the time of such issuance;
       [Authority to be effective until the AGM of
       the Company to be held in year 2010]

5.     Appoint KPMG Limited of Vietnam as the Auditors           Mgmt          For                            For
       of the Company and authorize the Board to fix
       their remuneration

6.     Authorize the Directors of the Company, to issue          Mgmt          Against                        Against
       up to 10,000,000 C Shares, at an issue price
       of USD 10.00 per C Share for C Shares allotted
       on the initial closing date plus a placing
       fee of up to USD 0.25 per share, and at the
       issue price per C Share equal to the Net Asset
       Value per C share on the valuation day immediately
       prior to the final closing date plus a placing
       fee of up to USD 0.25 for any C share allotted
       on the final closing date, or at such other
       price as is determined by the Board, and to
       issue the same, in accordance with a placing
       memorandum to be prepared by the Company, at
       any time after The Irish Stock Exchange has
       granted listings of, and permission to deal
       in, the C Shares, provided that such shares
       shall be offered in the first instance to the
       existing shareholders of the Company in proportion
       to the number of shares for a period of 14
       calendar days; authorize the Company to issue
       such ordinary shares and deferred shares [if
       any] as arise upon conversion of the C shares
       in accordance with the Articles; [Authority
       to be effective until the AGM of the Company
       to be held in the year 2010]




--------------------------------------------------------------------------------------------------------------------------
 VIETNAM GROWTH FUND                                                                         Agenda Number:  702160110
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9361F103
    Meeting Type:  EGM
    Meeting Date:  15-Dec-2009
          Ticker:
            ISIN:  KYG9361F1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       1. THANK YOU.

S.1    Amend the Articles 6(b) (iv), 65 and 133 of               Mgmt          For                            For
       the Company's Articles of Association reflecting
       a change in the Company's wind-up policy in
       accordance with the marked up with the specified
       text




--------------------------------------------------------------------------------------------------------------------------
 VIMPEL-COMMUNICATIONS                                                                       Agenda Number:  933166680
--------------------------------------------------------------------------------------------------------------------------
        Security:  68370R109
    Meeting Type:  Special
    Meeting Date:  17-Dec-2009
          Ticker:  VIP
            ISIN:  US68370R1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ALLOCATION OF PROFITS AND LOSSES RESULTING FROM           Mgmt          For                            For
       OPERATIONS DURING THE NINE MONTHS ENDING ON
       SEPTEMBER 30, 2009, INCLUDING ADOPTION OF THE
       DECISION ON PAYMENT OF DIVIDENDS TO HOLDERS
       OF COMMON REGISTERED SHARES, AND PAYMENT OF
       DIVIDENDS TO HOLDERS OF PREFERRED REGISTERED
       SHARES OF TYPE "A" BASED ON THE RESULTS OF
       THE NINE MONTHS ENDING ON SEPTEMBER 30, 2009.




--------------------------------------------------------------------------------------------------------------------------
 VINA CONCHA Y TORO S.A.                                                                     Agenda Number:  933245311
--------------------------------------------------------------------------------------------------------------------------
        Security:  927191106
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2010
          Ticker:  VCO
            ISIN:  US9271911060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE ANNUAL REPORT, BALANCE SHEET              Mgmt          For
       FINANCIAL STATEMENTS AND REPORTS OF THE EXTERNAL
       AUDITORS, FOR YEAR ENDED DECEMBER 31, 2009.

02     DISTRIBUTION OF EARNINGS AND DIVIDEND POLICY.             Mgmt          For

03     APPOINTMENT OF EXTERNAL AUDITORS FOR THE YEAR             Mgmt          For
       2010.

04     SET THE DIRECTORS' REMUNERATION.                          Mgmt          For

05     SET THE REMUNERATION OF THE DIRECTOR MEMBERS              Mgmt          For
       OF THE COMMITTEE REFERRED TO IN ARTICLE 50
       BIS OF LAW 18,046. AND SET ITS WROLKING EXPENSE
       BUDGET FOR THE YEAR 2010.

06     DETERMINE THE NEWSPAPER FOR THE PUBLICATION               Mgmt          For
       OF THE CALLING OF THE NEXT ORDINARY SHAREHOLDERS
       MEETINGS.

07     REPORT ON TRANSACTIONS CARRIED OUT BY THE COMPANY         Mgmt          For
       AS REFERRED TO IN ARTICLE 44 OF LAW 18,046.

08     OTHER MATTERS OF THE COMPETENCE OF THE ORDINARY           Mgmt          For
       SHAREHOLDERS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 VINCOM JOINT STOCK COMPANY                                                                  Agenda Number:  702279072
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9375L104
    Meeting Type:  AGM
    Meeting Date:  20-Mar-2010
          Ticker:
            ISIN:  VN000000VIC9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report of Board of Directors, Director        Mgmt          For                            For
       Management, Committee of   Supervisors

2      Receive the financial report 2009                         Mgmt          For                            For

3      Approve the profit distribution plan 2009                 Mgmt          For                            For

4      Approve the charter capital increase plan                 Mgmt          Against                        Against

5      Amend the Company's regulations                           Mgmt          For                            For

6      Approve to extend the operational term of Board           Mgmt          For                            For
       of Supervisors

7      Approve the share's price plan due to international       Mgmt          Against                        Against
       convertible bond

8      Appointment of the Auditor                                Mgmt          For                            For

9      Receive the report on project                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VINH SON-SONG HINH HYDRO POWER JOINT STOCK COMPANY                                          Agenda Number:  702418763
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9375C104
    Meeting Type:  AGM
    Meeting Date:  14-May-2010
          Ticker:
            ISIN:  VN000000VSH7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the business result report and financial          Mgmt          For                            For
       audited statements report    for the year 2009

2      Approve the Business Plan for the year 2010               Mgmt          For                            For

3      Approve the profit distribution and share dividend        Mgmt          For                            For
       year 2009

4      Approve the report of salary payment for Board            Mgmt          For                            For
       of Directors and Committee of  Supervisors
       for the year 2009 and Plan for the year 2010

5      Approve the list of Audit Companies                       Mgmt          For                            For

6      Amend the Company regulations                             Mgmt          For                            For

7      Approve the decorating and building contract              Mgmt          For                            For
       Kontum

8      Approve to vote for new member of Board of Directors      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VISTA LAND & LIFESCAPES INC, LAS PINAS CITY                                                 Agenda Number:  702445405
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9382G106
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  PHY9382G1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 700589 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approve the proof of required notice of the               Mgmt          For                            For
       meeting and presence of quorum

2      Approve the presentation of the President's               Mgmt          For                            For
       report, management report and audited financial
       statements for the year 2009

3      Ratify the all acts and resolutions of the Board          Mgmt          For                            For
       of Directors and Management for the year 2009

4.1    Election of Marcelino C. Mendoza as a Director            Mgmt          For                            For

4.2    Election of Benjamarie Therese N. Serrano as              Mgmt          For                            For
       a Director

4.3    Election of Manuel Paolo A. Villar as a Director          Mgmt          For                            For

4.4    Election of Cynthia J. Javarez as a Director              Mgmt          For                            For

4.5    Election of Mark A. Villar as a Director                  Mgmt          For                            For

4.6    Election of Ruben O. Fruto as an Independent              Mgmt          For                            For
       Director

4.7    Election of Marilou O. Adea as an Independent             Mgmt          For                            For
       Director

5      Appointment of the External Auditors                      Mgmt          For                            For

6      Other matters                                             Non-Voting    No vote

7      Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VISTULA & WOLCZANKA S.A., KRAKOW                                                            Agenda Number:  702040798
--------------------------------------------------------------------------------------------------------------------------
        Security:  X97963106
    Meeting Type:  OGM
    Meeting Date:  29-Jul-2009
          Ticker:
            ISIN:  PLVSTLA00011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY [POA] IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the meeting                                    Mgmt          No Action

2.     Elect the Chairman                                        Mgmt          No Action

3.     Approve to check the validity of the meeting              Mgmt          No Action
       and INS ability to adopt valid resolutions

4.     Adopt the agenda                                          Mgmt          No Action

5.     Approve to review of Management Board on Company's        Mgmt          No Action
       and Capital Groups activity, financial statement
       and consolidated financial statement FOE 2008

6.     Receive the Supervisory Boards report evaluating          Mgmt          No Action
       Management Boards report on Company's activity,
       unitary and consolidated financial statement
       for 2008 and Management Boards motion on covering
       loss indicated in the financial statement for
       2008

7.     Adopt the resolution approving Management Boards          Mgmt          No Action
       report on Company's activity in 2008 and financial
       statement for 2008

8.     Adopt the resolution approving Management Boards          Mgmt          No Action
       report on capital Groups activity in 2008 and
       consolidated financial statement for 2008

9.     Adopt the resolution regarding covering of loss           Mgmt          No Action
       indicated in the financial statement for 2008

10.    Approve the vote of discharge for the Members             Mgmt          No Action
       of the Management and the Supervisory Board

11.    Adopt the resolution approving Agreement on               Mgmt          No Action
       establishing registered pledge for Fortis Bank
       Polska S.A., concerning registered pledge on
       set of movables or rights being a business
       entity, though with a changeable composition,
       collateralizing receivables of Fortis bank
       Polska S.A. from granted credit and stipulated
       in the agreement ways of repaying receivables
       of Fortis Bank Polska in case OD defaulting
       credit, including leasing Company's daughter
       Company to a business entity accepted or indicated
       by Fortis Bank Polska S.A. in order to repay
       receivables of Fortis Ban Polska S.A. with
       income generated by the Company according with
       the Lease Agreement

12.    Adopt the resolution approving Supervisory Boards         Mgmt          No Action
       resolutions dated 11 MAR 2009, regarding appointing
       of Mr. Wojciech Kruk as a Member of the Supervisory
       Board

13.    Approve to establish number of Members of the             Mgmt          No Action
       new term Supervisory Board

14.    Elect the Supervisory Board via separate group            Mgmt          No Action
       voting

15.    Elect the Supervisory Board in a standard procedure       Mgmt          No Action
       in case voting in separate groups does not
       provide a valid result

16.    Adopt the resolution regarding increase of share          Mgmt          No Action
       capital via share issue without preemptive
       rights for shareholders and amend the Articles
       of Association

17.    Adopt the resolution authorizing the Management           Mgmt          No Action
       Board to sigh an Agreement with the NDS concerning
       registration of newly issued shares in the
       NDS and authorizing the Management Board to
       perform all the necessary activities in order
       to introduce the newly issued shares into the
       public trading

18.    Adopt the resolution concerning adoption of               Mgmt          No Action
       assumptions of Motivational Program for the
       Management Board, Key Managers, and other persons
       important for the Company of the capital group,
       issue of subscription warrants, without preemptive
       rights, conditional increase of the share capital
       via issue of new shares, amendments to the
       Articles of Association, authorizing the Management
       Board to sign an Agreement concerning registration
       of newly issued shares in the NDS, and authorizing
       the Management Board to perform all the necessary
       activities in order to introduce the newly
       issued shares into the public trading

19.    Approve to review the Company's statement on              Mgmt          No Action
       Rules of Corporate Governance stipulated in
       Code of Good Practice of Companies listed on
       the WSE

20.    Adopt the resolution on amendments of the regulations     Mgmt          No Action
       of the GMS

21.    Adopt the resolution regarding remuneration               Mgmt          No Action
       of the Supervisory Board

22.    Closing of the meeting                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 VIVO PARTICIPACOES SA                                                                       Agenda Number:  701992237
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9810G116
    Meeting Type:  EGM
    Meeting Date:  27-Jul-2009
          Ticker:
            ISIN:  BRVIVOACNPR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES IN FAVOR 'AND' AGAINST             Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED.

A.     Approve to consider and decide concerning the             Non-Voting    No vote
       terms and conditions of the draft protocol
       for the takeover of shares and justification
       instrument signed by the administrations of
       Telemig Celular Participacoes S.A. TCP and
       of the Company, for the purpose of the takeover
       of shares of TCP by the Company for the conversion
       of TCP into a full subsidiary of the Company,
       as described in the material facts

B.     Ratify the appointment by the administrators              Non-Voting    No vote
       of the Company and of TCP of [I] the specialized
       Company Citigroup Global Markets Incorporations,
       with Corporate Taxpayer Id CNPJ Number 05.986.949.0001.48
       Citi, to evaluate the net assets of the Company
       and of vivo part, based on their respective
       economic value, [II] of the specialized company
       Plan consult Planejamento e Consultoria Ltda.,
       with Corporate Taxpayer Id CNPJ Number 51.163.748.0001.23
       Planconsult to [a] carry out the evaluation
       of the assets of TCP and of the Company at
       market values, and [B] To evaluate the shares
       in TCP for the purposes of setting the increase
       in the capital of the Company, [C] and of the
       Independent Evaluation Company Ernst and Young
       Auditors Independents Ernst and Young for the
       evaluation of the net assets of TCP and of
       the Company based on their respective book
       values

       PREFERRED SHAREHOLDERS CAN VOTE ON ITEMS C AND            Non-Voting    No vote
       D ONLY

C.     Approve to decide concerning the evaluation               Mgmt          For                            For
       reports mentioned in item B above and consequently
       the increase in share capital as a result of
       the takeover of shares, in accordance with
       the takeover protocol, with the amendment of
       the wording of Article 5 of the Corporate Bylaws
       of the Company

D.     Approve to decide concerning the proportion               Mgmt          For                            For
       for the substitution of the shares in TCP for
       new shares in the Company to be issued, with
       the conversion of TCP into a full subsidiary
       of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 VIVO PARTICIPACOES SA, SAO PAULO                                                            Agenda Number:  702124241
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9810G116
    Meeting Type:  EGM
    Meeting Date:  13-Nov-2009
          Ticker:
            ISIN:  BRVIVOACNPR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ALL ITEMS. THANK YOU.

A.     Approve the protocol of merger and instrument             Mgmt          For                            For
       of justification of Telemig Celular Participacoes
       S.A. into Vivo Participacoes S.A. Protocol,
       signed between the Management of the Company
       and of Telemig Celular Participacoes S.A.,
       having as its purpose the merger of Telemig
       Celular Participacoes S.A. into the Company

B.     Approve to take cognizance of and ratify the              Mgmt          For                            For
       appointment made by the Managers of the Company
       and of Telemig Celular Participacoes S.A. ,
       of the Independent Valuation Company Ernst
       & Young Auditores Independentes SS, responsible
       for the preparation of the book valuation report
       for the assets of Telemig Celular Participacoes
       S.A. that are to be transferred to the Company

C.     Approve the valuation report referred to in               Mgmt          For                            For
       Resolution B above

D.     Approve the merger of Telemig Celular Participacoes       Mgmt          For                            For
       S.A. into the Company and its implementation

E.     Approve the creation of the new position of               Mgmt          For                            For
       Vice President for resources, and the consequent
       amendment of the wording of the main part of
       Article 20 and the inclusion of line at VII
       in Article 23 of the Corporate Bylaws of the
       Company

F.     Approve to consolidate the Corporate Bylaws               Mgmt          For                            For
       of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 VIVO PARTICIPACOES SA, SAO PAULO                                                            Agenda Number:  702155549
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9810G116
    Meeting Type:  EGM
    Meeting Date:  30-Nov-2009
          Ticker:
            ISIN:  BRVIVOACNPR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT SHAREHOLDERS CAN VOTE ON ALL             Non-Voting    No vote
       RESOLUTIONS. THANK YOU.

1.     Approve to change the Corporate purpose of the            Mgmt          For                            For
       Company

2.     Approve to consolidate the Corporate By-laws              Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 VIVO PARTICIPACOES SA, SAO PAULO                                                            Agenda Number:  702325336
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9810G116
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2010
          Ticker:
            ISIN:  BRVIVOACNPR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

-      PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting    No vote
       CAN VOTE ON ITEM IV ONLY. THANK YOU.

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I      Receive the Administrators accounts, to examine,          Non-Voting    No vote
       discuss and vote on the administrations report,
       the financial statements and the accounting
       statements accompanied by the Independent Auditors
       Report regarding the FYE on 31 DEC 2009

II     Approve the Capital Budget for the year 2010              Non-Voting    No vote

III    Approve to decide on the allocation of the net            Non-Voting    No vote
       profits from the FY 2009

IV     Election of the Members of the Finance Committee,         Mgmt          For                            For
       and their respective substitutes




--------------------------------------------------------------------------------------------------------------------------
 VIVO PARTICIPACOES SA, SAO PAULO                                                            Agenda Number:  702325627
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9810G116
    Meeting Type:  EGM
    Meeting Date:  16-Apr-2010
          Ticker:
            ISIN:  BRVIVOACNPR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     To set the global remuneration of the Company             Non-Voting    No vote
       Directors




--------------------------------------------------------------------------------------------------------------------------
 VOLTAS LTD                                                                                  Agenda Number:  702051044
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y93817149
    Meeting Type:  AGM
    Meeting Date:  10-Aug-2009
          Ticker:
            ISIN:  INE226A01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, and adopt the audited profit and loss            Mgmt          For                            For
       account for the YE 31 MAR 2009 and the balance
       sheet as at that date together with the report
       of the Board of Directors and the Auditors
       thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Mr. N.J. Jhaveri as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. S.D. Kulkarni as a Director,               Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. N. N.Tata as a Director, who               Mgmt          For                            For
       retires by rotation

6.     Appoint Mr. Jimmy S. Bilimoria as an Additional           Mgmt          For                            For
       Director of the Company by the Board of Directors
       with effect from 22 SEP 2008, under Section
       260 of the Companies Act, 1956 [the Act] and
       who holds office up to the date of the forthcoming
       AGM of the Company; but who is eligible for
       appointment and in respect of whom the Company
       has received a notice in writing from a member
       proposing his candidature for the office of
       Director pursuant to the provisions of Section
       257 of the Act

7.     Appoint Mr. S. N. Menon as an Additional Director         Mgmt          For                            For
       of the Company by the Board of Directors with
       effect from 22 SEP 2008, under Section 260
       of the Companies Act, 1956 [the Act] and who
       holds office up to the date of the forthcoming
       AGM of the Company, but who is eligible for
       appointment and in respect of whom the Company
       has received a notice in writing from a member
       proposing his candidature for the office of
       Director pursuant to the provisions of Section
       257 of the Act

S.8    Approve that, pursuant to the provisions of               Mgmt          For                            For
       Section 309 and other applicable provisions,
       if any, of the Companies Act, 1956, Commission
       not exceeding 1% per annum of the net profits
       of the Company, calculated in accordance with
       the provisions of the said Act be paid to and
       distributed among the Directors of the Company
       or some or any of them [other than the Managing
       Director and Executive Director/s] in such
       amounts or proportions and in such manner and
       in all respects as may be decided by the Board
       of Directors of the Company and such payment
       shall be made out of the profits of the Company
       for each year, for a period of 5 FY commencing
       from 01 APR 2010

S.9    Approve that in suppression of Resolution No.7            Mgmt          For                            For
       passed at the 51 AGM of the Company held on
       29 AUG 2005 and pursuant to sub-section (1)
       of Section 163 and other applicable provisions,
       if any, of the Companies Act, 1956 [the Act],
       the Company approves that the registers and
       indexes of Members and Debenture holders and
       copies of all annual returns prepared under
       Section 159 of the Act together with the copies
       of certificates and documents required to be
       annexed thereto under Section 161 of the actor
       any one or more of them, be kept at the registered
       office of the Company at Voltas House 'A' Dr.
       Babasaheb Ambedkar Road, Chinchpokli, Mumbai
       400 033 and/or such other office building within
       the premises of the Company at Chinchpokli
       and/or at TSR Darashaw Limited, 6-10, Haji
       Moosa Patrawala Industrial Estate, 20, Dr.
       E. Moses Road, Mahalaxmi, Mumbai 400011 and/or
       at their office premises at Pooja Apartments,
       Ground Floor, NearVitrum Glass Factory, L.B.S.
       Road, Vikhroli (West), Mumbai 400 079 and/or
       at Kothari Compound, NearTikujini Wadi, Chitalsar,
       Manpada,Thane (West) 400 607; that the registers,
       indexes, returns, books, Certificates and Documents
       of the Company, required to be maintained and
       kept open for inspection under the provisions
       of the Act, be kept open for such inspection,
       at the place where they are kept by the persons
       entitled thereto, to the extent, in the manner
       and on payment of the fees, if any, specified
       in the Act, between the hours of 10.30 a.m.
       and 1230 p.m. on any working day except when
       the registers and books are dosed under the
       provisions of the Act or the Articles of Association
       of the Company provided, however, that the
       Register required to be maintained under Section
       307 of the Act shall be open for inspection
       of the Members and of the holders of the Debentures
       of the Company, as aforesaid between the hours
       abovementioned during the period prescribed
       by sub-section(s) of the aforesaid Section

10.    Re-appoint, pursuant to the provisions of Sections        Mgmt          For                            For
       224 and other applicable provisions, if any,
       of the Companies Act, 19S6 [the Act], Messrs.
       Deloitte Haskins & Sells the retiring Auditors
       of the Company, to hold office from the conclusion
       of this AGM until the conclusion of the next
       AGM and to examine and audit the accounts of
       the Company for the FY 2009-10 on such remuneration
       as may be mutually agreed upon between the
       Board of Directors of the Company and the Auditors,
       plus reimbursement of service tax, travelling
       and out of pocket expenses; authorize the Auditors
       of the Company to carry out [either themselves
       or through qualified Associates] the Audit
       of the Company's accounts maintained at all
       its offices, plants, works and establishments
       (whether now existing or as may be established
       or acquired during the Company's FYE 31 MAR
       2010] wherever situated in India or abroad;
       and pursuant to the provisions of Section 228
       and other applicable provisions, if any, of
       the Act, the Board of Directors to appoint
       in consultation with the Company's Auditors,
       Messrs Deloitte Haskins & Sells, such person
       or persons qualified for appointment as Auditor
       or Auditors of the Company's Branch offices
       (whether now existing or as may be established]
       to examine and audit the accounts for the FY
       2009-10 on such remuneration, terms and conditions
       as the Board may deem fit




--------------------------------------------------------------------------------------------------------------------------
 VOTORANTIM CELULOSE E PAPEL S A                                                             Agenda Number:  702128768
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9806R100
    Meeting Type:  EGM
    Meeting Date:  05-Nov-2009
          Ticker:
            ISIN:  BRVCPAACNOR5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

I.     Elect the New Members to the Board of Directors           Mgmt          For                            For
       of the Company

II.    Approve to remove a Member from the Finance               Mgmt          For                            For
       Committee of the Company and elect a replacement,
       to serve out the remainder of the term in office

III.   Amend the Corporate Bylaws so as to adapt them            Mgmt          For                            For
       to the rules of the Novo Mercado Listing Regulations
       of Bmfandbovespa

IV.    Amend the Corporate Name of the Company                   Mgmt          For                            For

V.     Authorize the Administrators to perform all               Mgmt          For                            For
       acts necessary for the admission of the Company
       to the Novo Mercado listing segment of Bmfandbovespa




--------------------------------------------------------------------------------------------------------------------------
 VOTORANTIM CELULOSE E PAPEL SA, SAO PAULO                                                   Agenda Number:  702072149
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9806R100
    Meeting Type:  EGM
    Meeting Date:  24-Aug-2009
          Ticker:
            ISIN:  BRVCPAACNOR5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST"           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

I.     Approve the protocol and justification of the             Mgmt          For                            For
       merger of shares issued by Aracruz Celulose
       S.A. Aracruz, dated 21 JUL 2009, entered into
       between the Company, as the Company that is
       carrying out the merger, and Aracruz, as the
       party being merged, accompanied by the pertinent
       documents, taking cognizance of the opinion
       of the Finance Committee of the Company

II.I   Ratify the hiring of Baker Tilly Brasil ES Auditores      Mgmt          For                            For
       Independentes Ltda., responsible for the valuation
       of the shares issued by Aracruz to be merged
       into the assets of the Company

II.II  Ratify the hiring of KPMG Corporate Finance               Mgmt          For                            For
       Ltda., responsible for the valuation of the
       net worth of the Company and of Aracruz, at
       market value, for the purposes of Article 264
       of Law Number 6404.76

III.   Approve the valuation report prepared by Baker            Mgmt          For                            For
       Tilly Brasil ES Auditores Independentes Ltda.

IV.    Approve the substitution ratio for the Aracruz            Mgmt          For                            For
       shares for new shares to be issued by the Company,
       with the conversion of Aracruz into a wholly
       owned subsidiary of the Company

V.     Approve the Merger of the shares issued by Aracruz        Mgmt          For                            For
       into the assets of the Company under the conditions
       stated in the protocol and justification of
       merger of shares issued by Aracruz Celulose
       S.A.

VI.    Approve, due to the Merger of shares, to increase         Mgmt          For                            For
       the share capital of the Company in accordance
       with the terms of Item 2.11 of the protocol
       and justification of Merger of shares

VII.   Authorize the Managers to do all of the acts              Mgmt          For                            For
       necessary to make the Merger of the shares
       issued by Aracruz into the assets of the Company
       effective

VIII.  Approve to remove and elect the Members of the            Mgmt          For                            For
       Board of Directors of the Company

IX.    Amend the main part of Article 5 of the Corporate         Mgmt          For                            For
       Bylaws of the Company




--------------------------------------------------------------------------------------------------------------------------
 WAFA ASSURANCE SA, CASABLANCA                                                               Agenda Number:  702284453
--------------------------------------------------------------------------------------------------------------------------
        Security:  V9694D109
    Meeting Type:  OGM
    Meeting Date:  08-Apr-2010
          Ticker:
            ISIN:  MA0000010928
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the validation of the Companys financials         Mgmt          No Action
       as of 31 DEC 2009           reflecting a profit
       of MAD 677,262,042.68

2      Approve the validation of profits allocation              Mgmt          No Action
       distribution of a global         dividend amount
       of MAD 245,000,000.00 payment of a dividend
       of MAD 70 per     share as follows MAD 50 ordinary
       dividend for the year 2009 MAD 20 as an
       exceptional dividend

3      Approve to give a full and defite discharge               Mgmt          No Action
       to the Board of Directors members and the External
       Auditors for their mandate with regards to
       the year 2009

4      Ratify the renewal of the Directors mandate               Mgmt          No Action
       for a period of 6 years

5      Receive the special report of the External Auditors       Mgmt          No Action
       and validation of         regulated conventions
       with regards to Article 56 of Law 17 95 Governing
       Joint Stock Companies

6      Approve the allocation of an annual global gross          Mgmt          No Action
       amount of MAD 1,785,000 as   Board of Directors
       members fee for the year 2009

7      Grant full power to the holder of a copy or               Mgmt          No Action
       a certified true copy of the      general meetings
       minute in order to perform the necessary formalities




--------------------------------------------------------------------------------------------------------------------------
 WAH SEONG CORPORATION BHD                                                                   Agenda Number:  702433474
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9451H126
    Meeting Type:  AGM
    Meeting Date:  11-Jun-2010
          Ticker:
            ISIN:  MYL5142OO004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements of               Mgmt          For                            For
       the Company and the group for the FYE 31 DEC
       2009 and the reports of the Directors and Auditors
       thereon

2      Approve the Directors' fees of MYR 315,000 for            Mgmt          For                            For
       the FYE 31 DEC 2009

3      Re-elect Chan Cheu Leong as the Director, who             Mgmt          For                            For
       retires pursuant to Article 98  of the Company's
       Articles of Association

4      Re-elect Giancarlo Maccagno as the Director,              Mgmt          For                            For
       who retires pursuant to Article  98 of the
       Company's Articles of Association

5      Re-appoint Tan Sri Dato' Dr. Lin See Yan as               Mgmt          For                            For
       the Director of the Company, who  retires pursuant
       to Section 129(2) of the Companies Act, 1965
       to hold office  until the next AGM of the Company
       pursuant to Section 129(6) of the Companies
       Act, 1965

6      Re-appoint Messrs PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditors of the Company for   the ensuing
       year and authorize the Directors to fix their
       remuneration

7      Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to the Companies Act, 1965,   the Articles
       of Association of the Company and approvals
       from the relevant    governmental and/or regulatory
       bodies, pursuant to Section 132D of the Act,
       to issue and allot shares from the unissued
       share capital of the Company upon such terms
       and conditions and for such purposes as may
       be determined by the   Directors of the Company
       to be in the interest of the Company provided
       always that the aggregate CONTD..

CONT   ..CONTD number of shares to be issued does not            Non-Voting    No vote
       exceed 10% of the issued share capital of the
       Company for the; and approve the listing of
       and quotation for  the additional shares so
       issued on the Bursa Malaysia Securities Berhad;
       Authority expires the earlier of the conclusion
       of the next AGM of the        Company or the
       period within which the next AGM is required
       by law to be held

8      Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the provisions of the      Companies Act,
       1965, the Memorandum and Articles of Association
       of the        Company, the Main Market Listing
       Requirements  MMLR  of Bursa Malaysia
       Securities Berhad  Bursa Securities  and
       any other applicable laws, rules,    orders,
       requirements, regulations and guidelines for
       the time being in force, to make purchases
       of ordinary shares of MYR 0.50 each in the
       Company's issued and paid-up share capital
       through the Bursa Securities at any time and
       upon   such terms and conditions and for such
       purposes as the Directors of the       Company
       may, in their discretion deem fit, subject
       to the following: i) the   maximum number of
       ordinary shares which may be CONTD..

CONT   ..CONTD purchased and/or held by the Company              Non-Voting    No vote
       shall be 10% of the issued and   paid-up ordinary
       share capital of the Company for the time being
       WSC Shares  ; ii) the maximum fund to be allocated
       by the Company for the purpose of      purchasing
       the WSC Shares shall not exceed the aggregate
       of the retained      profits and share premium
       account of MYR 149.4 million and MYR 169.1
       million  respectively of the Company as at
       31 DEC 2009; iii)  Authority expires at the
       earlier of the conclusion of the next AGM of
       the Company or the period within which the
       next AGM after that date it is required by
       law to be held  but not  so as to prejudice
       the completion of the purchases made by the
       Company before the aforesaid expiry date and,
       in any event, in accordance with the
       provisions of the MMLR of Bursa Securities
       CONTD..

CONT   ..CONTD or any other relevant authorities; iv)            Non-Voting    No vote
       upon completion of the         purchases of
       the WSC shares by the Company, authorize the
       Directors of the    Company to deal with the
       WSC shares in the following manner:- a) to
       cancel    the WSC shares so purchased; or b)
       to retain the WSC shares so purchased as
       treasury shares for distribution as dividend
       to the shareholders and/or       resell on
       the market of Bursa Securities and/or for cancellation
       subsequently; or c) to retain
       part of the WSC shares CONTD..

CONT   ..CONTD so purchased as treasury shares and               Non-Voting    No vote
       cancel the remainder; or d) in    such other
       manner as the Bursa Securities and such other
       relevant authorities may allow from time to
       time; authorize the Directors of the Company
       to take   all such steps that are necessary
       or expedient and/or appropriate to
       implement, finalize and to give full effect
       to the purchases of WSC shares    with full
       power to assent to any conditions, variations,
       and/or amendments    that may be imposed by
       the relevant authorities

9      Approve the Company and/or its subsidiaries               Mgmt          For                            For
       WSC Group , subject to the       provisions
       of the Main Market Listing Requirements of
       Bursa Malaysia          Securities Berhad,
       to enter into recurrent related party transactions
       of a    revenue or trading nature and the provision
       of financial assistance as        specified
       which transactions are necessary for the day-to-day
       operations in   the ordinary course of business
       of WSC Group on terms not more favourable to
       the related parties than those generally available
       to the public and are not  to the detriment
       of the minority shareholders of the Company
       and the          shareholders' mandate is subject
       to annual renewal and disclosure is made in
       the annual report of the aggregate value of
       transactions conducted pursuant   to the shareholders'
       CONTD..

CONT   ..CONTD mandate during the FY and  Authority              Non-Voting    No vote
       expires at the earlier of the    conclusion
       of the next AGM of the Company or the period
       within which the next AGM of the Company after
       the date it is required to be held ; pursuant
       to     Section 143(1) of the Companies Act,
       1965  but shall not extend to such       extension
       as may be allowed pursuant to Section 143(2)
       of the Act; authorize  the Directors of the
       Company to complete and to do all such acts
       and things   including executing all such documents
       as may be required  as they may        consider
       expedient or necessary to give effect to the
       transactions            contemplated and/or
       authorized by this resolution

10     Approve the Company and/or its subsidiaries               Mgmt          For                            For
       WSC Group , subject to the       provisions
       of the Main Market Listing Requirements of
       Bursa Malaysia          Securities Berhad,
       to enter into new/additional recurrent related
       party       transactions of a revenue or trading
       nature and the provision of financial    assistance
       as specified, which transactions are necessary
       for the day-to-day  operations in the ordinary
       course of business of WSC Group on terms not
       more  favourable to the related parties than
       those generally available to the       public
       and are not to the detriment of the minority
       shareholders of the       Company and the shareholders'
       mandate is subject to annual renewal and
       disclosure shall be made in the annual
       report of the aggregate value of       transactions
       CONTD..

CONT   ..CONTD conducted pursuant to the shareholders'           Non-Voting    No vote
       mandate during the FY and     Authority expires
       at the earlier of the conclusion of the next
       AGM of the     Company or the period within
       which the next AGM of the Company after the
       date it is required to be held , pursuant to
       Section 143(1) of the Companies Act,  1965
       but shall not extend to such extension as
       may be allowed pursuant to    Section 143(2)
       of the Act ; authorize the Directors of the
       Company to         complete and to do all such
       acts and things  including executing all such
       documents as may be required  as they may
       consider expedient or necessary to  give effect
       to the transactions contemplated and/or authorized
       by this        resolution

S.11   Approve the new set of Articles of Association,           Mgmt          For                            For
       the contents of which are as  stated in Part
       C of the Company's Circular to Shareholders
       dated 17 MAY 2010, as the new Articles of Association
       of the Company in substitution of the
       existing Articles of Association in its entirety
       Proposed Adoption ;         authorize the
       Directors of the Company to give effect to
       the aforesaid        proposed adoption with
       full power to assent to any conditions, modifications,
       variations and/or amendments  if any  as may
       be imposed by any relevant       authorities
       and to take all such steps as they may deem
       necessary or          expedient in order to
       implement, finalize and give full effect to
       the         proposed adoption

0      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WAHA CAPITAL PJSC, ABU DHABI                                                                Agenda Number:  702277446
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7515R109
    Meeting Type:  EGM
    Meeting Date:  28-Mar-2010
          Ticker:
            ISIN:  AE000A0LF309
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Company issuing mandatory convertible         Mgmt          For                            For
       bonds or Sukuk, through 1   or more tranche
       by the Board, in the amount of AED 1000 million,
       to the       shareholders, 1 or more strategic
       investors and other investors and authorize
       the Board of Directors of the Company and or
       any person so authorized by the  Board to implement
       this resolution, determine all the terms and
       conditions of such issue, the tranches, dates
       and the conversion price for each tranche,
       specify the person or persons who may participate
       in each tranche and further to adopt all such
       resolutions to increase the share capital of
       the Company    and amend the Memorandum and
       Articles of Association of the Company which
       follows each conversion of such bonds Citibank
       Na Uae assumes no              responsibility
       in connection with either the attached free-translation
       nor    the contents of the original announcement

       MEETING DATE HAS BEEN CHANGED TO 28 MAR 2010.             Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WAHA CAPITAL PJSC, ABU DHABI                                                                Agenda Number:  702278373
--------------------------------------------------------------------------------------------------------------------------
        Security:  M7515R109
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2010
          Ticker:
            ISIN:  AE000A0LF309
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       05 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the Board of Director report on the               Mgmt          For                            For
       Company activities and financial status for
       the FYE 31 DEC 2009

2.     Approve the Auditors report for the FYE 31 DEC            Mgmt          For                            For
       2009

3.     Approve the balance sheet and profit and loss             Mgmt          For                            For
       account for the FYE 31 DEC 2009

4.     Approve the Board of Director proposal of distribution    Mgmt          For                            For
       12.5 % stock dividends

5.     Approve to determine the Board of Director bonus          Mgmt          For                            For
       for the FYE 31 DEC 2009

6.     Grant discharge to the Board of Director Members          Mgmt          For                            For
       and the Auditors from their actions for the
       FYE 31 DEC 2009

7.     Appointment of the Auditors for the year 2010             Mgmt          For                            For
       and approve to determine their fees




--------------------------------------------------------------------------------------------------------------------------
 WAL-MART DE MEXICO SAB DE CV, MEXICO                                                        Agenda Number:  702173458
--------------------------------------------------------------------------------------------------------------------------
        Security:  P98180105
    Meeting Type:  EGM
    Meeting Date:  22-Dec-2009
          Ticker:
            ISIN:  MXP810081010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Receive the report from the Board of Directors            Mgmt          For                            For
       concerning the acquisition of Wal-Mart Central
       America

II.    Approve the proposal regarding the merging of             Mgmt          For                            For
       the Company, in its position as Absorbing Company,
       with WM Maya S. DE R.L DE C.V, as the Absorbed
       Company, prior approval of the financial statements
       that will be form the basis of the merger and
       the respective merger agreement

III.   Amend the Corporate Bylaws that reflect the               Mgmt          For                            For
       increase in capital and the issuance of the
       new shares that represent the mentioned increase
       as a consequence of the proposed merger

IV.    Approve the designation of the person or people           Mgmt          For                            For
       who, in representing the general meeting, will
       have to perform its resolutions and file the
       minutes of the meeting




--------------------------------------------------------------------------------------------------------------------------
 WAL-MART DE MEXICO SAB DE CV, MEXICO                                                        Agenda Number:  702239888
--------------------------------------------------------------------------------------------------------------------------
        Security:  P98180105
    Meeting Type:  OGM
    Meeting Date:  11-Mar-2010
          Ticker:
            ISIN:  MXP810081010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Receive the report from the Board of Directors            Mgmt          For                            For

II     Receive the report from the General Director              Mgmt          For                            For

III    Receive the report from the Audit and Corporate           Mgmt          For                            For
       Practices Committees

IV     Approve the financial information to 31 DEC               Mgmt          For                            For
       2009

V      Receive the report regarding the situation of             Mgmt          For                            For
       the fund for the repurchase of  shares

VI     Approve the plan to cancel repurchased shares             Mgmt          For                            For
       of the Company that are         currently held
       in treasury

VII    Approve the plan for the allocation of results            Mgmt          For                            For
       for the period running from 01 JAN to 31 DEC
       2009

VIII   Approve the plan for the payment of a dividend            Mgmt          For                            For
       of MXN 0.70 per share

IX     Amend Article 5 of the Corporate ByLaws                   Mgmt          For                            For

X      Approve the report regarding the fulfillment              Mgmt          For                            For
       of fiscal obligations

XI     Approve the report regarding the Employee Stock           Mgmt          For                            For
       Plan

XII    Approve the report from the Wal-Mart De Mexico            Mgmt          For                            For
       Foundation

XIII   Approve the report regarding the acquisition              Mgmt          For                            For
       and integration of Wal Mart      Central America

XIV    Ratify the acts of the Board of Directors during          Mgmt          For                            For
       2009

XV     Appointment of the Members of the Board of Directors      Mgmt          For                            For

XVI    Appointment of the Chairpersons of the Audit              Mgmt          For                            For
       and Corporate Practices

XVII   Approve the resolutions contained in the minutes          Mgmt          For                            For
       of the general meeting held




--------------------------------------------------------------------------------------------------------------------------
 WALSIN LIHWA CORP                                                                           Agenda Number:  702422205
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9489R104
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2010
          Ticker:
            ISIN:  TW0001605004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 669775 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations and financial statements     Non-Voting    No vote

A.2    The 2009 Audited reports                                  Non-Voting    No vote

A.3    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the distribution of 2009 profits or               Mgmt          For                            For
       offsetting deficit

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve the revision to the procedures of trading         Mgmt          For                            For
       derivatives

B.5    Approve the proposal of capital injection by              Mgmt          For                            For
       issuing new share or global depositary receipt

B.6    Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 WAN HAI LINES LTD                                                                           Agenda Number:  702454543
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9507R102
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002615002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the appropriation for offsetting deficit          Mgmt          For                            For
       of year 2009  no dividend    will be distributed

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.5    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.6    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in         competitive business

B.7    Other issues and extraordinary motions                    Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WANT WANT CHINA HLDGS LTD                                                                   Agenda Number:  702307213
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9431R103
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  KYG9431R1039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST"    FOR ALL RESOLUTIONS.
       THANK YOU.

1      Approve the financial statements and the reports          Mgmt          For                            For
       of the Directors and the     Auditor for the
       YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.a    Re-elect Mr. Tsai Shao-Chung as a Director                Mgmt          For                            For

3.b    Re-elect Mr. Toh David Ka Hock as a Director              Mgmt          For                            For

3.c    Re-elect Mr. Lin Feng-I as a Director                     Mgmt          For                            For

3.d    Re-elect Mr. Chien Wen-Guey as a Director                 Mgmt          For                            For

3.e    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration of    all the Directors
       of the Company

4      Re-appoint PricewaterhouseCoopers as the Company's        Mgmt          For                            For
       Auditor and authorize the  Board to fix their
       remuneration for the YE 31 DEC 2010

5      Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of USD 0.02 each  in the capital of
       the Company  "Shares"  during the relevant
       period, on The   Stock Exchange of Hong Kong
       Limited   the Stock Exchange  or on any other
       stock exchange on which the securities
       of the Company may be listed and       recognized
       by the Securities and Futures Commission of
       Hong Kong and the      Stock Exchange for this
       purposes, subject to and in accordance with
       all       applicable Laws and the requirements
       of the Rules Governing the Listing of    Securities
       on the Stock Exchange or of any other stock
       exchange as amended    from time to time, CONTD.

-      CONTD. not exceeding 10% of the aggregate nominal         Non-Voting    No vote
       amount of the share capital of the Company
       in issue as at the date of passing of this
       resolution 5 and    the said approval shall
       be limited accordingly; and  Authority expires
       the    earlier of the conclusion of the AGM
       of the Company or the expiration of the  period
       within which the next AGM of the Company is
       required by its Articles   of Association or
       by any applicable law s

6      Authorize the Directors, subject to this Resolution,      Mgmt          Against                        Against
       during the Relevant      Period (as specified)
       to allot, issue and deal with additional Shares
       and to  make or grant offers, agreements, options
       and warrants which might require    the exercise
       of such power, the aggregate nominal amount
       of share capital     allotted or agreed conditionally
       or unconditionally to be allotted (whether
       pursuant to an option or otherwise) by the
       Directors pursuant to the approval in this
       Resolution, otherwise than pursuant to, (i)
       a Rights Issue (as.CONTD

-      CONTD.specified), (ii) any option scheme or               Non-Voting    No vote
       similar arrangement for the time  being adopted
       for the grant or issue to officers and/or employees
       of the      Company and/or any of its subsidiaries
       of Shares or rights to acquire Shares  or (iii)
       any scrip dividend or similar arrangement providing
       for the          allotment of Shares in lieu
       of the whole or part of a dividend on Shares
       in   accordance with the Articles of Association
       of the Company, shall not exceed  20% of the
       aggregate nominal amount of the share capital
       of the.CONTD

-      CONTD.Company in issue as at the date of passing          Non-Voting    No vote
       of this Resolution, and the  said approval
       shall be limited accordingly;  Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required to be convened under its articles
       of association or any applicable law(s)

7      Approve, subject to the passing of Resolutions            Mgmt          Against                        Against
       5 and 6, the general mandate   referred to
       in Resolution 6, by the addition to the aggregate
       nominal amount  of the share capital of the
       Company which may be allotted or agreed to
       be     allotted by the Directors of the Company
       pursuant to such general mandate an  amount
       representing the aggregate nominal amount of
       Shares repurchased by the Company pursuant
       to the general mandate referred to in Resolution
       5 above     provided that such amount shall
       not exceed 10% of the existing issued share
       capital of the Company at the date of passing
       this Resolution 7




--------------------------------------------------------------------------------------------------------------------------
 WATERLAND FINANCIAL HOLDINGS                                                                Agenda Number:  702503699
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y95315100
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  TW0002889003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The promotion of relative laws and regulations            Non-Voting    No vote
       governing the financial        holding Company

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       Cash Dividend: TWD 0.2 per     share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings; proposed Stock     Dividend: 65 for
       1,000 shares held

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve the revision to the rules of the election         Mgmt          For                            For
       of the Directors and        Supervisors

B.6    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in         competitive business

B.7    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: approve to        dismiss the 3 Corporation
       Directors

B.8    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: approve to        dismiss the 2 Corporation
       Supervisors

B.9    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: approve the       capital injection
       by issuing new shares

B.10   Approve the merger with metropolitan life insurance       Mgmt          For                            For
       Company

B.11   Other issues and extraordinary motions                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 WCT BHD                                                                                     Agenda Number:  702373325
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9532D102
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  MYL9679OO001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited financial statements        Mgmt          For                            For
       for the YE 31 DEC 2009 and the reports of the
       Directors and Auditors thereon

2      Declare the final dividend of 5.0 sen per ordinary        Mgmt          For                            For
       share of MYR 0.50 each     less Malaysian Income
       Tax of 25% for the YE 31 December 2009

3      Re-election of Mr. Choe Kai Keong as a Director           Mgmt          For                            For
       of the Company, who retires   pursuant to Article
       65 of the Company's Articles of Association

4      Re-election of Mr. Liang Kai Chong as a Director          Mgmt          For                            For
       of the Company, who retires  pursuant to Article
       65 of the Company's Articles of Association

5      Re-election of Mr. Loh Siew Choh as a Director            Mgmt          For                            For
       of the Company, who retires    pursuant to
       Article 65 of the Company's Articles of Association

6      Re-appoint Messrs Ernst & Young as the Auditors           Mgmt          For                            For
       of the Company and to         authorize the
       Directors to fix their remuneration

7      Authorize the Company and its subsidiaries                Mgmt          For                            For
       WCT Group , subject to the        provisions
       of the Listing Requirements of Bursa Malaysia
       Securities Berhad,   to enter into recurrent
       related party transactions of a revenue or
       trading    nature with related parties as specified
       in Section 2.3 of the Circular to    Shareholders
       dated 20 APR 2010 which are necessary for the
       day-to-day         operations of WCT Group
       in the ordinary course of business on terms
       not more  favorable to the related parties
       than those generally available to the public
       and are not detrimental to the minority shareholders
       of the Company and that  such approve shall
       continue to be in force until;  Authority expires
       earlier  of the conclusion of the next AGM
       of the Company, at which time it will
       lapse, unless renewed by a resolution passed
       at that meeting CONT

CONT   CONT or the expiration of the period within               Non-Voting    No vote
       which the next AGM is required to be held pursuant
       to Section 143 1  of the Companies Act, 1965
       the Act   but  shall not extend to such extension
       as may be allowed pursuant to Section 143
       2  of the Act ; and authorize the Directors
       of the Company to complete and do all such
       acts and things as they may consider expedient
       or necessary to give  effect to the transactions
       contemplated by this resolution

8      Authorize the Company, subject to the Companies           Mgmt          For                            For
       Act, 1965  the Act , rules,   regulations and
       orders made pursuant to the Act  as may be
       amended, modified  or re-enacted from time
       to time , the provisions of the Company's Memorandum
       and Articles of Association and the Listing
       Requirements of Bursa Malaysia    Securities
       Berhad  Bursa Securities  and any other relevant
       authority, to     purchase such amount of ordinary
       shares of MYR 0.50 each in the Company's
       issued and paid-up share capital as may be
       determine by the Directors of the  Company
       from time to time through Bursa Securities:
       the number of ordinary    shares of MYR 0.50
       each in the Company  Shares  which may be purchased
       or     held by the Company shall not exceed
       10% of the issued and paid-up share      capital
       for the time being of the Company, subject
       to a restriction that the  issued CONT

CONT   CONT and paid-up share capital of the Company             Non-Voting    No vote
       does not fall below the         applicable
       minimum share capital requirements of the Listing
       Requirements of  Bursa Securities; the maximum
       fund to be allocated by the Company for the
       purpose of purchasing the Shares shall
       not exceed the total retained earnings and
       share premium account of the Company, the audited
       retained earnings and   share premium account
       of the Company as at 31 DEC 2009 amounted to
       MYR        82,234,770 and MYR 369,256,612 respectively;
       Authority expires earlier of    the conclusion
       of the next AGM of the Company at which time
       it shall lapse    unless by ordinary resolution
       passed at that meeting, the authority is
       renewed, either unconditionally or subject
       to conditions; the expiration of   the period
       within which the next AGM is required by law
       to be held ; and CONT

CONT   CONT authorize the Directors of the Company,              Non-Voting    No vote
       upon completion of each purchase of Shares
       by the Company, to cancel the Shares so purchased
       or to retain the  Shares so purchased as treasury
       shares which may be distributed as dividend
       to shareholders or resold on Bursa Securities
       or subsequently cancelled or to retain part
       of the Shares so purchased as treasury shares
       and cancel the      remainder and/or to deal
       with the Shares in any other manner as may
       be        allowed or prescribed by the Act
       or any other rules, regulations and/or
       orders made pursuant to the Act and the Listing
       Requirements of Bursa         Securities and
       any other relevant authorities for the time
       being in force; to take all such steps as are
       necessary or expedient to implement, finalize
       or   to effect the purchase s  of Shares with
       full powers to assent CONT

CONT   CONT to any conditions, modifications, resolutions,       Non-Voting    No vote
       variations and/or amend   if any  as may be
       imposed by the relevant authorities and to
       do all such acts and things as the Directors
       may deem fit and expedient in the best interest
       of the Company

CMMT   PLEASE BE ADVISED THAT FOR THIS MEETING, THE              Non-Voting    No vote
       COMPANY ALLOWS THE APPOINTMENT   OF ONLY ONE
       (1) PROXY IN RESPECT OF EACH SECURITIES ACCOUNT
       ELIGIBLE TO VOTE. GENERALLY, PUBLIC LIMITED
       COMPANY (PLC) ALLOWS APPOINTMENT OF TWO (2)
       PROXIES FOR EACH SECURITIES ACCOUNT FOR THEIR
       MEETINGS. AS SUCH, PLEASE TAKE NOTE OF  THIS
       EXCEPTION IN MANAGING YOUR CLIENTS' VOTING
       INSTRUCTIONS FOR SUBMISSION.  THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WEG SA BRAZIL                                                                               Agenda Number:  702177189
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9832B129
    Meeting Type:  EGM
    Meeting Date:  28-Dec-2009
          Ticker:
            ISIN:  BRWEGEACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1.     Approve the proposal for the merger by the Company        Mgmt          For                            For
       of all of the common and preferred shares issued
       by Trafo Equipamentos Eletricos S.A. Trafo,
       with the exception of those held indirectly
       by the Company itself share merger, in accordance
       with the terms and conditions stated in the
       protocol and justification dated 09 DEC 2009,
       accompanied by the pertinent documents

2.     Ratify the appointment and hiring of the Companies        Mgmt          For                            For
       for the preparation of the valuation reports
       necessary for the share merger, of the specialized
       Companies, PricewaterhouseCoopers Corporate
       finance and Recovery LTDA., with Corporate
       Taxpayer Id Cnpj-mf number 05.487.514.0001.37
       and Ernest and Young Auditors Independents
       S-S, with corporate Taxpayer Id Cnpj-mf number
       61.366.936-0001-25

3.     Approve the mentioned valuation reports and               Mgmt          For                            For
       of the substitution ratio of the shares issued
       by Trafo for shares issued by the Company

4.     Approve to decide regarding the Company share             Mgmt          For                            For
       capital increase to be carried out with the
       merged shares, in accordance with the terms
       and conditions of the protocol and justification,
       with the consequent amendment of the Article
       5 of the Corporate Bylaws of the Company

5.     Authorize the Executive Committee of the Company          Mgmt          For                            For
       to do all of the acts necessary for the implementation
       of formalization of the share merger




--------------------------------------------------------------------------------------------------------------------------
 WEG SA BRAZIL                                                                               Agenda Number:  702317543
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9832B129
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  BRWEGEACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

1      Receive the Board of Directors annual report,             Mgmt          For                            For
       the financial statements,       External Auditors
       and of the finance Committee and documents
       opinion report   relating to FYE 31 DEC 2009

2      Approve the destination of the YE and to confirm          Mgmt          For                            For
       the decision of the Board of Directors, minutes
       of 23 MAR 2009, 16 JUN 2009, 23 JUL 2009, 17
       SEP 2009, 14  DEC 2009 and 23 FEB 2010 relating
       to the distribution of dividends and
       interest over capital

3      Election of the Members of the Board of Directors         Mgmt          For                            For

4      Approve to set the aggregate annual remuneration          Mgmt          For                            For
       for the administrators

5      Election of the Members of the finance Committee          Mgmt          For                            For
       and set their remuneration




--------------------------------------------------------------------------------------------------------------------------
 WEG SA BRAZIL                                                                               Agenda Number:  702318610
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9832B129
    Meeting Type:  EGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  BRWEGEACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1.     Amend the main part of Article 26 of the Corporate        Mgmt          For                            For
       Bylaws, in such a way as to provide that the
       Executive Committee will be composed of 3 to
       15 members

2.     Approve the newspapers for the publication of             Mgmt          For                            For
       legal Acts




--------------------------------------------------------------------------------------------------------------------------
 WILSON BAYLY HOLMES - OVCON LTD                                                             Agenda Number:  702112335
--------------------------------------------------------------------------------------------------------------------------
        Security:  S5923H105
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2009
          Ticker:
            ISIN:  ZAE000009932
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements and            Mgmt          For                            For
       reports of the Directors and the Auditors of
       the Company for the YE 30 JUN 2009

2.1    Re-elect N.N.A. Matyumza as a Director, who               Mgmt          For                            For
       retires by rotation

2.2    Re-elect J.P. Botha as a Director, who retires            Mgmt          For                            For
       by rotation

2.3    Re-elect N.S. Maziya as a Director, who retires           Mgmt          For                            For
       by rotation

2.4    Re-elect N.S. Mjoli-Mncube as a Director, who             Mgmt          For                            For
       retires by rotation

2.5    Re-elect J.W. Abbott as a Director, who retires           Mgmt          For                            For
       by rotation

3.     Approve the fees payable to the Non-Executive             Mgmt          For                            For
       Directors for 2009

4.     Re-appoint BDO Spencer Steward [Johannesburg]             Mgmt          For                            For
       Inc., as the Group's Auditors for the ensuing
       year

5.1    Approve, subject to meeting the requirements              Mgmt          For                            For
       of the JSE Limited [the JSE], that the unissued
       ordinary shares in the capital of the Company
       reserved for the purposes of the Company's
       Share Schemes, continue to be placed under
       the control of the Directors, to issue these
       shares at such times and on such terms as they
       deem fit

5.2    Authorize the Directors, that after providing             Mgmt          For                            For
       for the shares reserved for the purpose of
       the Company's Share Schemes, the balance of
       unissued ordinary shares be placed under the
       control of the Directors, to allot and issue
       these shares at such times and on such terms
       as they may decided, subject to the Listing
       Requirements of the JSE and provided that any
       shares issued in terms of this authority shall
       not exceed 10% of the Company's issued share
       capital prior to such issue

6.     Grant authority to the signature of documents             Mgmt          For                            For
       necessary for or incidental to the resolutions
       proposed at the AGM

S.7    Authorize the Directors to approve and implement          Mgmt          For                            For
       the acquisition by the Company [or a subsidiary
       of the Company up to a maximum of 10% of the
       number of issued ordinary shares of the Company],
       in terms of the Companies Act as amended, and
       the rules and requirements of the JSE Limited
       [JSE] which provide, inter alia, that the Company
       may only make a general repurchase of its ordinary
       shares subject to: the repurchase being implemented
       through the order book operated by the JSE
       trading system, without prior understanding
       or arrangement between the Company and the
       counterparty; the Company being authorized
       thereto by its Articles of Association; repurchases
       not being made at a price greater than 10%
       above the weighted average of the market value
       of the ordinary shares for the 5 business days
       immediately preceding the date on which the
       transaction was effected; an announcement being
       published as soon as the Company has repurchased
       ordinary shares constituting, on a cumulative
       basis, 3% of the initial number of ordinary
       shares, and for each 3% in aggregate of the
       initial number of ordinary shares repurchased
       thereafter, containing full details of such
       repurchase; repurchases not exceeding 20% in
       aggregate of the Company's issued ordinary
       share capital in any 1 FY; the Company's sponsor
       confirming the adequacy of the Company's working
       capital for purposes of undertaking the repurchase
       of ordinary shares in writing to the JSE upon
       entering the market to proceed with the repurchase;
       the Company remaining in compliance with paragraphs
       3.37 to 3.41 of the JSE Listings Requirements
       concerning shareholder spread after such repurchase;
       the Company and/or its subsidiaries not repurchasing
       securities during a prohibited period as defined
       in paragraph 3.67 of the JSE Listings Requirements,
       unless it has in place a repurchase programme
       where the dates and quantities of securities
       to be traded during the relevant period are
       fixed and full details of the programme have
       been disclosed in an announcement published
       on SENS prior to the commencement of the prohibited
       period; and the Company only appointing one
       agent to effect any repurchases on its behalf;
       [Authority expires the earlier of the Company's
       next AGM, or 15 months from the date of the
       passing of the special resolution]

       Transact such other business                              Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WIMM BILL DANN FOODS                                                                        Agenda Number:  933264753
--------------------------------------------------------------------------------------------------------------------------
        Security:  97263M109
    Meeting Type:  Annual
    Meeting Date:  14-May-2010
          Ticker:  WBD
            ISIN:  US97263M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVE THE WBD FOODS OJSC ANNUAL REPORT FOR              Mgmt          For
       2009 BASED ON RUSSIAN STATUTORY REPORTING STANDARDS.

02     APPROVAL OF THE ANNUAL FINANCIAL STATEMENTS,              Mgmt          For
       INCLUDING PROFIT AND LOSS STATEMENTS FOR 2009.

03     WBD FOODS OJSC PROFIT AND LOSS ALLOCATION (INCLUDING      Mgmt          For
       PAYOUT (ANNOUNCEMENT) OF DIVIDENDS): A) BASED
       ON 2009 FINANCIAL RESULTS PAYMENT OF DIVIDENDS
       ON WBD FOODS OJSC OUTSTANDING ORDINARY REGISTERED
       SHARES, HAVING DETERMINED THE SIZE OF DIVIDENDS
       PER ONE ORDINARY REGISTERED SHARE OF RUR 30
       (THIRTY) 00 KOPECKS, BE ANNOUNCED; B) DIVIDEND
       PAYMENT/ANNOUNCEMENT TERMS BE DEFINED; C) THE
       AMOUNT OF NET PROFIT OF WBD FOODS OJSC AS REFLECTED
       IN 2009 STATUTORY FINANCIAL STATEMENTS, ALL
       AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

04     FOR THE PURPOSE OF AUDIT OF WBD FOODS OJSC'S              Mgmt          For
       FINANCIAL AND BUSINESS ACTIVITY, AND IN COMPLIANCE
       WITH LEGAL ACTS OF THE RUSSIAN FEDERATION,
       TO ASSIGN AS THE AUDITOR OF THE COMPANY IN
       2010. 4A) TO VOTE IN FAVOR OF 4A VOTE "FOR"
       SV - AUDIT CJSC 4B) TO VOTE IN FAVOR OF 4B
       VOTE "AGAINST" ERNST AND YOUNG LLC

05     DIRECTOR
       GUY DE SELLIERS                                           Mgmt          For                            For
       M.V. DUBININ                                              Mgmt          For                            For
       I.V. KOSTIKOV                                             Mgmt          For                            For
       MICHAEL A. O'NEILL                                        Mgmt          For                            For
       A. SERGEEVICH ORLOV                                       Mgmt          For                            For
       S.A. PLASTININ                                            Mgmt          For                            For
       G. ABRAMOVICH YUSHVAEV                                    Mgmt          For                            For
       DAVID IAKOBACHVILI                                        Mgmt          For                            For
       E. GRIGORIEVICH YASIN                                     Mgmt          For                            For
       MARCUS RHODES                                             Mgmt          For                            For
       JACQUES VINCENT                                           Mgmt          For                            For

6A     ELECTION OF THE MEMBERS OF WBD FOODS OJSC AUDITING        Mgmt          For
       COMMITTEE MEMBER: VOLKOVA NATALIA BORISOVNA.

6B     ELECTION OF THE MEMBERS OF WBD FOODS OJSC AUDITING        Mgmt          For
       COMMITTEE MEMBER: VERSHININA IRINA ALEXANDROVNA.

6C     ELECTION OF THE MEMBERS OF WBD FOODS OJSC AUDITING        Mgmt          For
       COMMITTEE MEMBER: POLIKARPOVA NATALIA LEONIDOVNA.

6D     ELECTION OF THE MEMBERS OF WBD FOODS OJSC AUDITING        Mgmt          For
       COMMITTEE MEMBER: PEREGUDOVA EKATERINA ALEXANDROVNA.

6E     ELECTION OF THE MEMBERS OF WBD FOODS OJSC AUDITING        Mgmt          For
       COMMITTEE MEMBER: SOLNTSEVA EVGENIA SOLOMONOVNA.

6F     ELECTION OF THE MEMBERS OF WBD FOODS OJSC AUDITING        Mgmt          For
       COMMITTEE MEMBER: KOLESNIKOVA NATALYA NIKOLAEVNA.

6G     ELECTION OF THE MEMBERS OF WBD FOODS OJSC AUDITING        Mgmt          For
       COMMITTEE MEMBER: SHAVERO TATIANA VIKTOROVNA.




--------------------------------------------------------------------------------------------------------------------------
 WIPRO LIMITED                                                                               Agenda Number:  933118401
--------------------------------------------------------------------------------------------------------------------------
        Security:  97651M109
    Meeting Type:  Special
    Meeting Date:  21-Jul-2009
          Ticker:  WIT
            ISIN:  US97651M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     ADOPTION OF REPORT AND ACCOUNTS AS AT MARCH               Mgmt          For                            For
       31, 2009.

O2     DECLARATION OF FINAL DIVIDEND ON EQUITY SHARES.           Mgmt          For                            For

O3     RE-APPOINTMENT OF MR B C PRABHAKHAR AS DIRECTOR           Mgmt          For                            For

O4     RE-APPOINTMENT OF MR WILLIAM ARTHUR OWENS AS              Mgmt          For                            For
       DIRECTOR

O5     RE-APPOINTMENT OF DR JAGDISH N SHETH AS DIRECTOR          Mgmt          For                            For

O6     RE-APPOINTMENT OF STATUTORY AUDITORS - M/S BSR            Mgmt          For                            For
       & CO.

S7     RE-APPOINTMENT OF MR AZIM H PREMJI AS CHAIRMAN            Mgmt          For                            For
       AND MANAGING DIRECTOR AND PAYMENT OF REMUNERATION

S8     SCHEME OF ARRANGEMENT PROPOSED TO BE MADE BETWEEN         Mgmt          Against                        Against
       WIPRO NETWORKS PTE LIMITED, SINGAPORE, (TRANSFEROR
       COMPANY NO.1) AND WMNETSERV LIMITED, CYPRUS,
       (TRANSFEROR COMPANY NO.2) AND WIPRO LIMITED
       (TRANSFEREE COMPANY) FOR MERGER OF INDIAN BRANCH
       OFFICES OF WIPRO NETWORKS PTE LIMITED, SINGAPORE
       AND WMNETSERV LIMITED CYPRUS WITH WIPRO LIMITED.




--------------------------------------------------------------------------------------------------------------------------
 WIPRO LIMITED                                                                               Agenda Number:  933278586
--------------------------------------------------------------------------------------------------------------------------
        Security:  97651M109
    Meeting Type:  Special
    Meeting Date:  04-Jun-2010
          Ticker:  WIT
            ISIN:  US97651M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     ORDINARY RESOLUTION UNDER SECTION 16 AND 94               Mgmt          For                            For
       OF THE COMPANIES ACT, 1956 FOR INCREASE OF
       AUTHORISED SHARE CAPITAL AND ALTERATION OF
       THE MEMORANDUM OF ASSOCIATION (MOA) OF THE
       COMPANY BY ALTERING CLAUSE 5 OF THE MOA

S2     SPECIAL RESOLUTION UNDER SECTION 31 OF THE COMPANIES      Mgmt          For                            For
       ACT, 1956 FOR ALTERATION OF ARTICLE 4 AND ARTICLE
       152 OF ARTICLES OF ASSOCIATION OF THE COMPANY

O3     ORDINARY RESOLUTION FOR ISSUE OF BONUS SHARES             Mgmt          For                            For
       TO THE SHAREHOLDERS BY CAPITALIZING A PART
       OF THE AMOUNT STANDING TO THE CREDIT OF SECURITIES
       PREMIUM ACCOUNT




--------------------------------------------------------------------------------------------------------------------------
 WIPRO LTD                                                                                   Agenda Number:  702033515
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y96659142
    Meeting Type:  AGM
    Meeting Date:  21-Jul-2009
          Ticker:
            ISIN:  INE075A01022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''FOR" OR "AGAINST" ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2009 and the profit and
       loss account for the YE on that date and the
       reports of the Directors and the Auditors thereon

2.     Declare a final dividend on equity shares                 Mgmt          For                            For

3.     Re-appoint Mr. B.C. Prabhakar as a Director,              Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. William Arthur Owens as a Director,        Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Dr. Jagdish N. Sheth as a Director,            Mgmt          For                            For
       who retires by rotation

6.     Re-appoint M/s. BSR & Co. as the Auditors to              Mgmt          For                            For
       hold office from the conclusion of this meeting
       until the conclusion of the next AGM of the
       Company at remuneration to be decided by the
       Audit/Risk and Compliance Committee of the
       Board in consultation with the Auditors, which
       fee may be paid on a progressive billing basis
       to be agreed between the Auditor and the Audit/Risk
       and Compliance Committee or such other officer
       of the Company as may be approved by the Board/Committee

7.     Authorize the Members of the Company, pursuant            Mgmt          For                            For
       to the resolutions passed under the provisions
       of Sections 269, 309, 311 and other applicable
       provisions, if any, of the Companies Act, 1956,
       the re-appointment of Mr. Azim H. Premji as
       a Chairman and Managing Director [designated
       as Chairman] of the Company with effect from
       31 JUL 2009 until 30 JUL 2011 as well as the
       payment of salary, commission and perquisites
       [hereinafter referred to as remuneration],
       upon the terms and conditions as specified
       and authorize the Board of Directors to alter
       and vary the terms and conditions of the said
       reappointment and/or agreement, in such manner
       as may be agreed to between the Board of Directors
       and Mr. Azim H. Premji; that the remuneration
       payable to Mr. Azim H. Premji shall not exceed
       the overall ceiling of the total managerial
       remuneration as provided under Section 309
       of the Companies Act, 1956 or such other limits
       as may be prescribed by the Government from
       time to time; authorize the Board to do all
       such acts, deeds and things and execute all
       such documents, instruments and writings as
       may be required and to delegate all or any
       of its powers herein conferred to any Committee
       of Directors or Director(s) to give effect
       to the aforesaid resolution




--------------------------------------------------------------------------------------------------------------------------
 WIPRO LTD                                                                                   Agenda Number:  702041500
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y96659142
    Meeting Type:  CRT
    Meeting Date:  21-Jul-2009
          Ticker:
            ISIN:  INE075A01022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR RESOLUTION
       "1". THANK YOU.

1.     Approve the Scheme of Arrangement proposed to             Mgmt          For                            For
       be made between Wipro Networks Pte Limited,
       Singapore, [TRANSFEROR COMPANY No.1] and WMNETSERV
       Limited, Cyprus, [TRANSFEROR COMPANY No.2]
       and Wipro Limited [TRANSFEREE COMPANY]




--------------------------------------------------------------------------------------------------------------------------
 WIPRO LTD                                                                                   Agenda Number:  702427255
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y96659142
    Meeting Type:  OTH
    Meeting Date:  02-Jun-2010
          Ticker:
            ISIN:  INE075A01022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

1.     Approve, pursuant to Section 16 and Section               Mgmt          Against                        Against
       94 and other applicable provisions of the Companies
       Act, 1956, the authorized share capital of
       the Company be increased from INR 3550,000,000/-
       divided into 1650,000,000 equity shares of
       INR 2/- and 25,000,000 preference shares of
       INR 10/- each to a revised limit of INR 5,550,000,000
       by creation of additional 1000,000,000 equity
       shares of INR 2/- and accordingly, the Memorandum
       of Association of the Company be and is hereby
       altered as follows: in Clause 5 of the Memorandum
       of Association, the figures and words "INR
       3550,000,000 divided into 1650,000,000 equity
       shares of INR 2/- each and 25,000,000 preference
       shares of INR 10/- each be substituted by the
       figures and words "INR 5,550,000,000 divided
       into 2650,000,000 equity shares of INR 2/-
       and 25,000,000 preference shares of INR 10/-
       each

S.2    Approve, pursuant to Section 31 and other applicable      Mgmt          Against                        Against
       provisions of the Companies Act, 1956 in the
       first five lines in Article 4 of the Articles
       of Association of the Company, the figures
       and words "INR 3550,000,000 divided into 1650,000,000
       equity shares of INR 2/- and 25,000,000 preference
       shares of INR 10/- each" be substituted by
       the figures and words 5,550,000,000 divided
       into 2650,000,000 equity shares of INR 2/-
       and 25,000,000 preference shares of INR 10/-
       each; the first line of Article 152 of the
       Articles of Association of the Company, be
       amended by inserting the following words after
       the words 'A General Meeting' of the members,
       in a meeting in person or proxy or, through
       Postal Ballot or, by any other means, as may
       be permitted

3.     Approve, pursuant to Article 152 of the Articles          Mgmt          Against                        Against
       of Association, a part of the amount standing
       to the credit of Securities Premium account
       be and is hereby capitalized and transferred
       fro the Securities Premium Account to Share
       Capital Account, and that such sum be applied
       for allotment of new equity shares of INR 2/-
       each of the Company as fully paid up bonus
       shares to the persons who on a date to be hereinafter
       fixed by the Board of Directors [hereinafter
       referred to as "Record Date"], are the holders
       of the existing equity shares of INR 2/- each
       of the Company, and the such new equity shares
       out of the Company's unissued equity shares
       credited as fully paid up be accordingly allotted
       as Bonus Shares to such persons respectively
       as aforesaid in the proportion of 2 Equity
       Shares for every 3 equity shares held by such
       persons respectively on the Record Date; such
       Bonus equity shares shall be subject to he
       Memorandum of Association of the Company and
       shall rank pari passu in all respects with
       and carry the same rights as the existing equity
       shares but shall not be entitled to Dividend
       declared for the FYE 31 MAR 2010; no letters
       of allotment be issued with respect to additional
       equity shares but the shares certificates to
       shareholders who hold their existing equity
       shares in physical form will be completed and
       be dispatched to he allotees thereof within
       the period prescribed, form time to time, and
       that the bonus shares will be credited to the
       demat accounts of the allotees who are holding
       the existing equity shares in electronic form;
       that no fractions, if any arising out of the
       issue and allotment of the Bonus Shares shall
       be allotted by the Company and the Company
       shall not issue any physical share certificate
       or demat credit in electronic form in respect
       of such fractional entitlements but all such
       fractional entitlements, if any, shall be consolidated
       and the Bonus Shares, in lieu thereof, shall
       be allotted by the Board to such person or
       persons as may be appointed in this behalf
       by the Board, who shall hold the same upon
       Trust for the members entitled thereto, and
       who shall sell the said shares as soon as practicable,
       at he prevailing market rate and pay the net
       sale proceeds thereof, after adjusting there
       from the cost and expenses in respect of such
       sale, amongst the members, in proportion to
       their fractional entitlements; the allotment
       and issue of fully paid new equity shares as
       bonus shares to the extent that they relate
       to non-resident members, Foreign Institutional
       Investors [FIIs] and other foreign investors
       of the Company and/or distribution of net sale
       proceeds in respect of fractional entitlements
       to which such members may be entitled, shall
       be subject to the approval of the Reserve Bank
       of India under Foreign Exchange Management
       Act [FEMA] and may be subject to Tax Deduction
       at Source, as may be applicable; for the purpose
       of giving effect to this resolution, authorize
       the Board of Directors to take all such steps
       for giving any such direction as may be necessary
       or desirable and to settle any questions or
       difficulties whatsoever that may arise with
       regard to the issue, allotment and distribution
       of the new equity shares and dealing with the
       fractional entitlements




--------------------------------------------------------------------------------------------------------------------------
 WISTRON CORP                                                                                Agenda Number:  702438626
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y96738102
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0003231007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    To report the business of 2009                            Non-Voting    No vote

1.2    Audit Committee's Report                                  Non-Voting    No vote

1.3    Amendment of the Company's rules and procedures           Non-Voting    No vote
       of Board of Directors Meeting

2.1    Ratification for the Business Report and Financial        Mgmt          For                            For
       Statements of 2009

2.2    Ratification for the proposal for distribution            Mgmt          For                            For
       of 2009 profits

2.3    Discussion for the capitalization of part of              Mgmt          For                            For
       2009 profits through issuance of new shares

2.4    Discussion for amendments of the Articles of              Mgmt          For                            For
       Incorporation

2.5    Discussion for amendments of the procedures               Mgmt          For                            For
       Governing Endorsements and Guarantees

2.6    Discussion for amendments of the procedures               Mgmt          For                            For
       Governing Loaning of Funds

2.7    Discussion for amendments of the procedures               Mgmt          For                            For
       of Assets Acquisition and Disposal

2.8    Discussion for the offering of newly issued               Mgmt          Against                        Against
       common shares or the offering of newly issued
       common shares in the form of GDR

2.9    Discussion for the proposal to opt for tax benefits       Mgmt          For                            For
       for the issuance of new common shares in 2009
       and the earnings in 2008

3.     Extemporary motion                                        Non-Voting    No vote

4.     Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WOOLWORTHS HLDGS LTD                                                                        Agenda Number:  702079016
--------------------------------------------------------------------------------------------------------------------------
        Security:  S98758121
    Meeting Type:  OGM
    Meeting Date:  10-Sep-2009
          Ticker:
            ISIN:  ZAE000063863
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Approve that number of ordinary shares of 0.15            Mgmt          For                            For
       cent each in the authorized but unissued share
       capital of the Company, the aggregate subscription
       price of which, based on a subscription price
       of 1 456 cents per ordinary share, will equal
       or exceed the aggregate amount of the cash
       distribution to be made to ordinary shareholders
       of the Company as announced by the Company
       on the Securities Exchange News Service of
       the JSE, be placed under the control of the
       Directors of the Company as a specific authority
       and approval in terms of section 221 of the
       Companies Act, 1973 [Act 61 of 1973] as amended
       and Section 5.51 of the Listings Requirements
       of the JSE Limited [JSE], to allot and issue
       such number of ordinary shares to the Company's
       wholly-owned subsidiary, Woolworths [Proprietary]
       Limited [WPL], for cash; such shares to be
       allotted and issued in 1 tranche, prior to
       the next AGM of the Company to be held after
       the date of passing of this resolution

O.2    Authorize any 1 of the Directors of the Company           Mgmt          For                            For
       or the Company Secretary, subject to Resolution
       O.1 to be considered at the general meeting
       at which this resolution is to be considered,
       being passed by the requisite majority, to
       sign all such documents, do all such things
       and procure the signature of all such documents
       and the doing of all such things as may be
       necessary for the implementation of Resolution
       O.1




--------------------------------------------------------------------------------------------------------------------------
 WOOLWORTHS HLDGS LTD                                                                        Agenda Number:  702107649
--------------------------------------------------------------------------------------------------------------------------
        Security:  S98758121
    Meeting Type:  AGM
    Meeting Date:  19-Nov-2009
          Ticker:
            ISIN:  ZAE000063863
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the annual financial statements                     Mgmt          For                            For

2.     Authorize the Company to re-appoint the joint             Mgmt          For                            For
       Auditors, Messrs. Ernst and Young Incorporated
       [with the designated Auditor currently being
       Mr. R. Isaacs] and Messrs. SAB and T Inc [with
       the designated Auditor currently being Mr.
       A. Darmalingham]

3.     Approve to increase the remuneration for the              Mgmt          For                            For
       Non-Executive Directors

4.     Re-elect P. Bacon as a Director                           Mgmt          For                            For

5.     Re-elect L. Mthimunye as a Director                       Mgmt          For                            For

6.     Re-elect B. Frost as a Director                           Mgmt          For                            For

7.     Re-elect M. Leeming as a Director                         Mgmt          For                            For

8.     Re-elect Z. Rylands as a Director                         Mgmt          For                            For

9.     Re-elect N. Siwendu as a Director                         Mgmt          For                            For

10.    Grant general authority to make payments to               Mgmt          For                            For
       shareholders

S.11   Grant general authority to repurchase shares              Mgmt          For                            For

12.    Grant authority to sign all documents required            Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ORDINARY       Non-Voting    No vote
       RESOLUTION CHANGED TO SPECIAL RESOLUTION. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 WOOLWORTHS HLDGS LTD                                                                        Agenda Number:  702228760
--------------------------------------------------------------------------------------------------------------------------
        Security:  S98758121
    Meeting Type:  OGM
    Meeting Date:  25-Feb-2010
          Ticker:
            ISIN:  ZAE000063863
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to place 11,000,000 Ordinary Shares               Mgmt          For                            For
       of 0.15 cent each in the          authorized
       but unissued share capital of the Company under
       the control of the Directors of the Company
       as a specific authority, and approval in terms
       of    Section 221 of the Companies Act, 1973
       Act 61 of 1973 , as amended, and      Section
       5.51 of the Listings Requirements of the JSE
       Limited  JSE , to allot  and issue such shares
       to the Company's wholly-owned subsidiary, Woolworths
       Proprietary  Limited  "WPL" , for cash at
       a subscription price of ZAR 17.24   per ordinary
       share, the proceeds of which shall be applied
       by the Company for the purposes of a cash payment
       to ordinary shareholders to be made by the
       Company in lieu of the interim dividend
       on the ordinary shares for the six    months
       ended on 31 DEC 2009; CONTD.

-      CONTD. authorize WPL, the subscription by WPL             Non-Voting    No vote
       for the 11,000,000 ordinary     shares of 0.15
       cent each as referred to in this resolution,
       being regarded as a repurchase by WPL in terms
       of the Listings Requirements of the JSE, to
       subscribe for the 11,000,000 ordinary
       shares of 0.15 cent each as referred to in
       this resolution

O.1    Authorize any 1 of the Directors of the Company           Mgmt          For                            For
       or the Company Secretary to   sign all such
       documents, do all such things and procure the
       signature of all  such documents and the doing
       of all such things as may be necessary for
       the   implementation of the special resolution
       to be considered at the general      meeting
       at which this resolution will be considered




--------------------------------------------------------------------------------------------------------------------------
 WOONG JIN COWAY CO LTD, KONGJU                                                              Agenda Number:  702251543
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9694W104
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7021240007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the 21st balance sheet, income statement          Mgmt          For                            For
       and the disposition of       retained earning
       as follows: expected cash dividend for 1 share:
       KRW 1,010

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of Juseok Lee and Gwangsu Shin as the            Mgmt          For                            For
       Directors

4      Approve the endowment of stock purchase option            Mgmt          For                            For

5      Approve the remuneration limit of the Directors           Mgmt          For                            For

6      Approve the remuneration limit of the Auditors            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WOORI FINANCE HOLDINGS CO LTD, SEOUL                                                        Agenda Number:  702274882
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9695X119
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2010
          Ticker:
            ISIN:  KR7053000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement, the statement            Mgmt          For                            For
       of profit and loss, and the    proposed disposition
       of retained earning

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of KHB, LYH, BMJ, SHT, KHJ, LDH, LH              Mgmt          For                            For
       as the External Directors

4      Election of LYH, SHT, KHJ, LDH as the members             Mgmt          For                            For
       of Audit Committee

5      Approve the remuneration of the Directors                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WOORI INVESTMENT & SECURITIES CO LTD, SEOUL                                                 Agenda Number:  702430404
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9694X102
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  KR7005940002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the 43th financial statement, income              Mgmt          For                            For
       statement, and the proposed      disposition
       of retained earning

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3      Election of Young Been Park,  External  In Hak            Mgmt          For                            For
       Jeong, Yang Taek Im, Hyoek Dae Kwon, Seong
       Ik Joe, Bong Gil Choi as the Directors

4      Election of Deuk Hee Lee as Auditors who are              Mgmt          For                            For
       not the External Directors

5      Election of Hyeok Dae Kwon, Seong Ik Joe Bong             Mgmt          For                            For
       Gil Choi as the Auditors who    are the External
       Directors

6      Approve the remuneration limit of the Directors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WPG HOLDING CO LTD                                                                          Agenda Number:  702459909
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9698R101
    Meeting Type:  AGM
    Meeting Date:  21-Jun-2010
          Ticker:
            ISIN:  TW0003702007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 2 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, proposed stock     dividend: 180
       for 1,000 SHS held

B.4    Approve to merge YOSUN Industrial Corporation/TW0002403003Mgmt          For                            For
       Company via shares swap by new shares issuance

B.5    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.6    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.7    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.8    Other issues and Extraordinary motions                    Mgmt          Against                        Against

CMMT   IF YOU WISH TO EXPRESS YOUR DISSENSION PLEASE             Non-Voting    No vote
       CONTACT YOUR CLIENT SERVICE     REPRESENTATIVE.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WUMART STORES INC                                                                           Agenda Number:  702096567
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y97176112
    Meeting Type:  EGM
    Meeting Date:  13-Nov-2009
          Ticker:
            ISIN:  CNE100000544
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Article 92 of the Articles of Association       Mgmt          For                            For
       and authorize the Board to amend the wording
       of Article 92 of the Articles of Association,
       if necessary, in accordance with the requirements
       of relevant authorities so as to complete the
       filing procedure for the Articles of Association
       with the relevant PRC and Hong Kong authorities;
       the original Paragraph 1 of Article 92 of the
       Articles of Association; the Board of Directors
       of the Company shall be composed of 7 Directors,
       of which half of the Directors shall be outside
       Directors and 2 or more Directors shall be
       Independent Directors shall be amended to read:
       the Board of Directors of the Company shall
       be composed of 11 Directors, of which not less
       than half of the Directors shall be outside
       Directors and not less than 3 Directors shall
       be Independent Directors

O.1    Amend the Article 92 of the Articles of Association       Mgmt          For                            For
       to increase the number of Directors on the
       Board becoming effective, Mr. Zhu You-Nong
       elected as an Executive Director of the third
       session of the Board of the Company for a term
       commencing at the conclusion of the EGM and
       ending at the conclusion of the 2010 AGM of
       the Company

O.2    Amend the Article 92 of the Articles of Association       Mgmt          For                            For
       to increase the number of Directors on the
       Board becoming effective, and conditional upon
       the completion of the subscription of 100,000,000
       overseas-listed Foreign shares ["H Share Completion"]
       with a nominal value of RMB0.25 each by TPG
       Asia V, L.P.["TPG"] and Fit Sports Limited
       ["FS"] or their nominees subject to and in
       accordance with the terms and conditions of
       a subscription agreement in respect of H Shares
       of Wumart Stores, Inc. dated 12 AUG 2009 by
       and among the Company, TPG and FS, Madam Mary
       Ma elected as a Non-Executive Director of the
       third session of the Board of the Company for
       a term commencing on the later of [i] the date
       of the H Share Completion or [ii] the effective
       date of the amendment to Article 92 of the
       Articles of Association to increase the number
       of Directors on the Board, and ending at the
       conclusion of the 2010 AGM of the Company

O.3    Amend the Article 92 of the Articles of Association       Mgmt          For                            For
       to increase the number of Directors on the
       Board becoming effective, and conditional upon
       the completion of the subscription of a total
       of 30,926,116 non-listed RMB ordinary shares
       ["First Domestic Share Completion"] with a
       nominal value of RMB 0.25 each by Hony Capital
       RMB I, L.P. and Legend Holdings Limited, subject
       to and in accordance with the terms and conditions
       of the Domestic Shares Subscription Agreement
       of Wumart Stores, Inc. dated 12 AUG 2009 and
       the Supplemental Agreement to the Domestic
       Shares Subscription Agreement of Wumart Stores,
       Inc. dated 17 SEP 2009 by and among the Company,
       Hony Capital and Legend Holdings Limited, Mr.
       John Huan Zhao elected as a Non-Executive Director
       of the third session of the Board of the Company
       for a term commencing on the later of [i] the
       date of the First Domestic Share Completion
       or [ii] the effective date of the amendment
       to Article 92 of the Articles of Association
       to increase the number of Directors on the
       Board, and ending at the conclusion of the
       2010 AGM of the Company

O.4    Authorize the Board of the Company to fix the             Mgmt          For                            For
       remunerations of Mr. Zhu You-nong, an Executive
       Director, in accordance with the nature of
       his services, and Madam Mary Ma and Mr. John
       Huan Zhao, as Non-Executive Directors, are
       not entitled to any remuneration paid by the
       Company. Any traveling and lodging expenses
       incurred in attending general meetings or Board
       meetings of the Company and in the performance
       of their duties by the Directors shall be reimbursed
       by the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WUMART STORES INC                                                                           Agenda Number:  702319751
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y97176112
    Meeting Type:  AGM
    Meeting Date:  11-May-2010
          Ticker:
            ISIN:  CNE100000544
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.I.1  Approve the audited consolidated financial statements     Mgmt          For                            For
       of the Company for the  YE 31 DEC 2009 and
       the Independent Auditor's report thereon

o.I.2  Approve the profit distribution proposal of               Mgmt          For                            For
       the Company for the YE 31 DEC     2009

O.I.3  Approve the report of the Board of Directors              Mgmt          For                            For
       (the Board) of the Company for   the YE 31
       DEC 2009

o.I.4  Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31  DEC 2009

O.I.5  Re-appoint Deloitte Touche Tohmatsu CPA Ltd,              Mgmt          For                            For
       and Deloitte Touche Tohmatsu as  the Company's
       Domestic and International Auditors, respectively,
       for a term   expiring upon the conclusion of
       the 2010 AGM of the Company and authorize the
       Board to fix their remuneration in accordance
       with the workload of the        Auditors and
       market conditions

S.II1  Approve to allot, issue additional shares in              Mgmt          Against                        Against
       the share capital of the Company (the additional
       shares) whether domestic shares or H shares
       and authorize the Board, unconditional and
       general mandate  the general mandate  to allot,
       issue and deal with additional shares
       and to make or grant offers or          agreements
       in respect thereof, subject to the following
       conditions: (a) such  general mandate shall
       not extend beyond the relevant period (as defined
       below) save that the Board may during
       the Relevant Period make or grant       offers
       or agreements which might require the exercise
       of such powers after    the end of the relevant
       period; (b) the total number of Additional
       Shares     allotted or agreed conditionally
       or unconditionally to be allotted by the
       Board, otherwise than pursuant to any scrip
       dividend scheme or similar        arrangement
       providing for the allotment of CONTD

-      CONTD. such shares in lieu of the whole or part           Non-Voting    No vote
       of a dividend on additional   shares in accordance
       with the Articles of Association, shall not
       exceed: (i)  20% of the total number of Domestic
       Shares of the Company in issue at the     date
       of passing of this resolution; and (ii) 20%
       of the total number of H     Shares of the
       Company in issue at the date of passing of
       this resolution; (c) the Board will only exercise
       its power under such mandate in accordance
       with  the relevant regulations of the PRC (as
       amended from time to time) and the    applicable
       listing rules (as amended from time to time)
       and only if necessary approvals from the CSRC
       and/or other relevant PRC government authorities
       are  obtained;  Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 12 months ;CONTD.

-      CONTD. authorize the Board, subject to the Board          Non-Voting    No vote
       issuing additional shares    pursuant to this
       resolution, to: a) approve, execute and do
       or procure to be  executed and done, all such
       documents, deeds and things as it may consider
       necessary in connection with the issue of
       additional shares including,        without
       limitation, the time, price, quantity and place
       of issue, making all  necessary applications
       to the relevant authorities, entering into
       an          underwriting agreement (or any
       other agreement); b) determine the use of
       proceeds and make all necessary filings
       to the relevant authorities in the    PRC and/or
       Hong Kong (if required); c) register the capital
       increase with the relevant authorities in the
       PRC upon an increase of capital by issuing
       additional shares pursuant to this resolution;
       and d) make such amendments to the relevant
       provisions of the Articles of Association accordingly
       as it      thinks fit so as to reflect the
       new capital and/or new cap

S.III  Approve the provisional resolutions (if any)              Mgmt          For                            For
       proposed in writing to the       Company by
       any shareholder(s) holding in aggregate 5%
       or more of the          Company's voting shares

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN NUMBERING OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 X5 RETAIL GROUP N V                                                                         Agenda Number:  702183031
--------------------------------------------------------------------------------------------------------------------------
        Security:  98387E205
    Meeting Type:  EGM
    Meeting Date:  15-Jan-2010
          Ticker:
            ISIN:  US98387E2054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED AS THERE
       IS A REGISTRATION DEADLINE/RECORD DATE OF 16
       DEC 2009 ASSOCIATED WITH THIS MEETING. THANK
       YOU.

1.     Open meeting                                              Non-Voting    No vote

2.     Elect Christian Couvreux to the Supervisory               Mgmt          For                            For
       Board

3.     Approve the remuneration of the Supervisory               Mgmt          For                            For
       Board

4.     Re-elect Lev Khasis to the Executive Board                Mgmt          For                            For

5.     Amend the Articles - related to Boards                    Mgmt          For                            For

6.     Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 X5 RETAIL GROUP N V                                                                         Agenda Number:  702492252
--------------------------------------------------------------------------------------------------------------------------
        Security:  98387E205
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  US98387E2054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Opening                                                   Non-Voting    No vote

2      Annual report of the Management Board for the             Non-Voting    No vote
       FY 2009

3      Corporate governance update                               Non-Voting    No vote

4      Explanation of policy on additions to reserves            Non-Voting    No vote
       and payments of dividends

5      Adopt the annual accounts for the YE 2009                 Mgmt          For                            For

6      Approve to determine the allocation of the profits        Mgmt          For                            For
       earned in the FY 2009

7      Grant discharge, from liability, to the Members           Mgmt          For                            For
       of the Management Board

8      Grant discharge, from liability, to the Members           Mgmt          For                            For
       of the Supervisory Board

9      Re-appoint Mr. H. Defforey, for a new term,               Mgmt          For                            For
       as a Member of the Supervisory    Board

10     Re-appoint Mr. D. Gould, for a new term, as               Mgmt          For                            For
       a Member of the supervisory Board

11     Approve the amended Remuneration Policy, including        Mgmt          For                            For
       new long-term incentive    plan

12     Approve the remuneration of the Supervisory               Mgmt          For                            For
       Board

13     Approve the designation of the Supervisory Board          Mgmt          Against                        Against
       as the corporate body        authorized to
       issue new shares or grant rights to subscribe
       for shares

14     Approve the designation of the Supervisory Board          Mgmt          Against                        Against
       as the corporate body        authorized to
       restrict or exclude the pre-emptive rights
       upon issue of new    shares or granting of
       rights to subscribe for  shares

15     Authorize the Management Board to have the Company        Mgmt          For                            For
       acquire shares or GDRs in  its own capital

16     Appointment of the External Auditor for the               Mgmt          For                            For
       FY 2010

17     Any other business and conclusion                         Non-Voting    No vote

CMMT   PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE   RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH     THIS MEETING. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 YAGEO CORPORATION                                                                           Agenda Number:  702449403
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9723R100
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002327004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The indirect investment in People's Republic              Non-Voting    No vote
       of China

A.4    The status of the corporate bonds and global              Non-Voting    No vote
       depositary receipt issuance

A.5    The status of the new shares issuance via private         Non-Voting    No vote
       placement

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 0.15 per    share

B.3    Approve the capital injection by issuing new              Mgmt          Against                        Against
       shares via private placement

B.4    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans, endorsement and guarantee

B.5    Other issues and extraordinary motions                    Mgmt          Against                        Against

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 YANGMING MARINE TRANS CORP                                                                  Agenda Number:  702461447
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9729D105
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002609005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    Receive the report on the 2009 business operations        Non-Voting    No vote

A.2    Receive the 2009 audited reports                          Non-Voting    No vote

A.3    Receive the report on the status of the local             Non-Voting    No vote
       secured corporate bonds

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the appropriation for offsetting deficit          Mgmt          For                            For
       of year 2009

B.3    Amend the Articles of Incorporation                       Mgmt          For                            For

B.4    Amend the procedures of asset acquisition or              Mgmt          For                            For
       disposal

B.5    Amend the procedures of endorsement and guarantee         Mgmt          For                            For

B.6    Amend the procedures of monetary loans                    Mgmt          For                            For

B.7    Approve the proposal of the shares release and            Mgmt          For                            For
       application for listing on the Taiwan Stock
       Exchange of a Subsidiary

B81.1  Election of Ministry of Transportation and Communications/Mgmt          For                            For
       Shareholder no.:   1, represented by Feng-Hai,
       Lu as a Director

B81.2  Election of Ministry of Transportation and Communications/Mgmt          For                            For
       shareholder no.:   1, represented by Shuh-Shun,
       Ho as a Director

B81.3  Election of Ministry of Transportation and Communications/Mgmt          For                            For
       shareholder no.:   1, represented by Chiou-Chien,
       Chang as a Director

B81.4  Election of Ministry of Transportation and Communications/Mgmt          For                            For
       shareholder no.:   1, represented by Chih-Tsong
       Hwang as a Director

B81.5  Election of Ministry of Transportation and Communications/Mgmt          For                            For
       shareholder no.:   1, represented by Tyh-Ming
       Lin as a Director

B81.6  Election of Ministry of Transportation and Communications/Mgmt          For                            For
       shareholder no.:   1, represented by Younger
       Wu as a Director

B81.7  Election of Ting Li Development Limited/ shareholder      Mgmt          For                            For
       no.: 444069, represented by Benny T. Hu as
       a Director

B82.1  Election of Evervaliant Corp/ shareholder no.:            Mgmt          For                            For
       333041, represented by         Her-Guey Chen
       as a Supervisor

B82.2  Election of Chinachem Group/ shareholder no.:             Mgmt          For                            For
       170837, represented by          Wing-Kong Leung
       as a Supervisor

B.9    Approve to release the prohibition on the Directors       Mgmt          For                            For
       from participation in     competitive business

B.10   Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 YANTAI CHANGYU PIONEER WINE CO LTD                                                          Agenda Number:  702361407
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9739T108
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  CNE000000T59
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report on the Company's major assets          Mgmt          For                            For
       acquisition (draft) and      relevant transaction
       matters

2      Authorize the Board to handle matters in relation         Mgmt          For                            For
       to the major assets         acquisition




--------------------------------------------------------------------------------------------------------------------------
 YANTAI CHANGYU PIONEER WINE CO LTD                                                          Agenda Number:  702365188
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9739T108
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  CNE000000T59
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 work report of the Board of              Mgmt          For                            For
       Directors

2      Approve the 2009 work report of the supervisory           Mgmt          For                            For
       committee

3      Approve the 2009 annual report                            Mgmt          For                            For

4      Approve the 2009 financial resolution report              Mgmt          For                            For

5      Approve the 2009 profit distribution plan, as             Mgmt          For                            For
       follows i) cash dividend/10 shares [tax included]:
       CNY 12.0000 2) bonus issue from profit [share/10
       shares]: none 3) bonus issue from capital reserve
       [share/10 shares]:None

6      Amend to the Company's Articles of Association            Mgmt          For                            For

7      Re-election of Directors                                  Mgmt          For                            For

8      Re-election of supervisors                                Mgmt          For                            For

9      Re-appointment of audit firm                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MINING CO LTD                                                                  Agenda Number:  702093749
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y97417102
    Meeting Type:  EGM
    Meeting Date:  30-Oct-2009
          Ticker:
            ISIN:  CNE1000004Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.A  Approve the acquisition of 100% equity interest           Mgmt          For                            For
       in Felix Resources Limited by the Company by
       way of a Scheme of Arrangement through Austar
       Coal Mine Pty Limited, a wholly-owned subsidiary
       of Yancoal Australia Pty Limited ['Yancoal
       Australia Pty'], a wholly-owned subsidiary
       of the Company [the 'Transaction']

S.1.B  Approve all resolutions passed at the EGM shall           Mgmt          For                            For
       be valid for a period of 12 months from the
       date of passing

S.2    Approve the Material Asset Restructuring Report           Mgmt          For                            For
       of the Company containing, inter alia, the
       following matters in relation to the Transaction,
       namely (1) the method of acquisition, the subject
       matter of and the counterparty to the Transaction;
       (2) the consideration; (3) the method or basis
       for determining the consideration; (4) the
       contractual obligations and the liabilities
       for breach of contract in respect of the transfer
       of title relating to the shares to be acquired;
       and (5) the conditions precedent and the effective
       date of the Transaction

S.3    Approve the Financing Arrangement in respect              Mgmt          For                            For
       of the satisfaction of the consideration for
       the Transaction in the amount of AUD 3,333
       million [equivalent to approximately RMB 18,951
       million] to be satisfied by way of bank loans
       to be provided by Bank of China, Sydney Branch
       or a syndicate of banks led by Bank of China,
       Sydney Branch to be made in AUD or USD equivalent
       to the amount of RMB 20 billion; and the issuance
       of a letter of guarantee by Bank of China,
       Shandong Branch in favor of Bank of China,
       Sydney Branch at the request of and upon the
       application made by the Company to Bank of
       China, Shandong Branch; and the provision of
       the counter-guarantee by the controlling shareholder
       of the Company, Yankuang Group Corporation
       Limited, to the Company

S.4    Authorize the Board of Directors [the 'Board']            Mgmt          For                            For
       of the Company and Mr. Wu Yuxiang and Mr. Zhang
       Baocai, being the Directors of the Company,
       to take any action and further actions on behalf
       of the Company as they consider necessary,
       appropriate, desirable or expedient in connection
       with the Transaction in accordance with the
       requirements of relevant regulatory authorities
       and the requirements of the Transaction itself,
       including, without limitation, executing and
       delivering any and all agreements, documents
       and instruments, if any, to execute and/or
       perform all necessary and ancillary actions
       with respect to the Transaction and to perfect
       the Transaction, making any amendments, revisions,
       supplements or waivers of any matters in relation
       to, or in connection with or incidental to,
       the Transaction which they consider are in
       the interest of the Company, provided that
       such amendments, revisions, supplements or
       waivers shall not result in a material change
       to the terms of the Transaction; and ratify
       and consider any or all past actions by the
       Board which they may deem or have deemed in
       their sole discretion to be necessary with
       respect to any of the matters contemplated
       by this resolution




--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MNG CO LTD                                                                     Agenda Number:  702191711
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y97417102
    Meeting Type:  EGM
    Meeting Date:  26-Feb-2010
          Ticker:
            ISIN:  CNE1000004Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE IN "FAVOR" OR "AGAINST" ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1.     Elect Mr. Li Weimin as a Director of the Company,         Mgmt          For                            For
       whose appointment will

S.2    Amend the Rules of Procedures for the Board               Mgmt          For                            For
       of Yanzhou Coal Mining Company    Limited

S.3    Amend the Rules of Procedures for the Supervisory         Mgmt          For                            For
       Committee of Yanzhou Coal   Mining Company
       Limited




--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MNG CO LTD                                                                     Agenda Number:  702403697
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y97417102
    Meeting Type:  CLS
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  CNE1000004Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'FOR' OR 'AGAINST' ONLY FOR RESOLUTIONS
       "S.1". THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423715.pdf

S.1    Approve the mandate on authorizing the Board              Mgmt          For                            For
       of Directors to repurchase H Shares of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MNG CO LTD                                                                     Agenda Number:  702507534
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y97417102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  CNE1000004Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 698813 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423637.pdf

1.     Approve the working report of the Board of Directors      Mgmt          For                            For
       of the Company the "Board" for the YE 31 DEC
       2009

2.     Approve the working report of the Supervisory             Mgmt          For                            For
       Committee of the Company for the YE 31 DEC
       2009

3.     Approve the audited financial statements of               Mgmt          For                            For
       the Company as at and for the YE 31 DEC 2009

4.     Approve the proposed profit distribution plan             Mgmt          For                            For
       of the Company for the YE 31 DEC 2009 and to
       authorize the Board to distribute an aggregate
       cash dividend of RMB 1,229.6 million tax inclusive
       , equivalent to RMB 0.25 tax inclusive per
       share to the shareholders of the Company

5.     Approve the remuneration of the Directors and             Mgmt          For                            For
       Supervisors of the Company for the YE 31 DEC
       2010

6.     Re-appointment of Grant Thornton and Shine Wing           Mgmt          For                            For
       Certified Public Accountants Ltd as the Company's
       International and PRC Auditors for the year
       2010, respectively, until the conclusion of
       the next AGM and to determine their remuneration
       arrangements

7.     Approve the purchase of liability insurance               Mgmt          For                            For
       for the Directors, Supervisors and senior officers
       of the Company

S.8    Approve the proposal regarding the expansion              Mgmt          For                            For
       of the business scope of Yanzhou Coal Mining
       Company Limited and amendments to the Articles
       of Association of the Company

S.9    Authorize the Board to issue, allot and deal              Mgmt          Against                        Against
       with additional H Shares in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the following terms: i) such mandate
       shall not extend beyond the Relevant Period
       save that the Board may during the Relevant
       Period make or grant offers, agreements or
       options which might require the exercise of
       such powers after the end of the Relevant Period;
       ii) the number of shares allotted or agreed
       conditionally or unconditionally to be allotted
       whether pursuant to an option or otherwise
       by the Board shall not exceed 20% of the number
       of H Shares in issue as at the date of the
       this resolution; and iii) the Board will only
       exercise its power under such mandate in accordance
       with the Company Law of the PRC and the Rules
       Governing the Listing of Securities on the
       Stock Exchange of Hong Kong Limited as amended
       from time and only if all necessary approvals
       from the China Securities Regulatory Commission
       and/or other relevant PRC government authorities
       are obtained; "H Shares" means the overseas-listed
       foreign invested shares in the share capital
       of the Company with a par value of RMB 1.00
       each, and which are held and traded in Hong
       Kong dollars; Authority expires at the conclusion
       of the next AGM of the Company following the
       passing of this resolution or expiration of
       a 12 month period following the passing of
       this resolution or the date on which the authority
       set out in this resolution is revoked or varied
       by a special resolution of the shareholders
       of the Company in a general meeting; authorize
       the Board, contingent on the Directors resolving
       to issue shares pursuant to this resolution,
       to approve, execute and do or procure to be
       executed and done, all such documents, deeds
       and things as it may consider relevant in connection
       with the issue of such new shares including,
       but not limited to, determining the time and
       place of issue, making all necessary applications
       to the relevant authorities and entering into
       an underwriting agreement or any other agreement
       , to determine the use of proceeds and to make
       all necessary filings and registrations with
       the relevant PRC, Hong Kong and other authorities,
       and to make such amendments to the Articles
       of Association as it thinks fit so as to reflect
       the increase in registered capital of the Company
       and to reflect the new share capital structure
       of the Company under the intended allotment
       and issue of the shares of the Company pursuant
       to this resolution

S.10   Authorize the Board of the Company, subject               Mgmt          For                            For
       to this resolution, to repurchase the issued
       H shares of the Company on the Hong Kong Stock
       Exchange, subject to and in accordance with
       all applicable laws, rules and regulations
       and/or requirements of the governmental or
       regulatory body of securities in the PRC, the
       Hong Kong Stock Exchange or of any other governmental
       or regulatory body be approved; the aggregate
       nominal value of H Shares of the Company authorized
       to be repurchased subject to the approval in
       this resolution during the Relevant Period
       shall not exceed 10% of the aggregate nominal
       value of the issued H Shares of the Company
       as at the date of the passing of this resolution;
       i) the passing of a special resolution with
       the same terms as the resolution set out in
       this paragraph except for this sub-paragraph
       (c) (i) at a class meeting for the holders
       of Domestic Shares of the Company to be held
       on 25 JUN 2010 or on such adjourned date as
       may be applicable ; and the class meeting for
       the holders of H Shares to be held on 25 JUN
       2010 or on such adjourned date as may be applicable
       for such purpose; ii) the approval of the relevant
       PRC regulatory authorities as may be required
       by laws, rules and regulations of the PRC being
       obtained by the Company if appropriate; and
       iii) the Company not being required by any
       of its creditors to repay or to provide guarantee
       in respect of any amount due to any of them
       or if the Company is so required by any of
       its creditors, the Company having, in its absolute
       discretion, repaid or provided guarantee in
       respect of such amount pursuant to the notification
       procedure set out in Articles of Association;
       subject to the approval of all relevant PRC
       regulatory authorities for the repurchase of
       such H Shares being granted, the Board be authorized
       to: i) amend the Articles of Association as
       it thinks fit so as to reduce the registered
       share capital of the Company and to reflect
       the new capital structure of the Company upon
       the repurchase of H shares of the Company as
       contemplated in this resolution; and ii) file
       the amended Articles of Association with the
       relevant governmental authorities of the PRC;
       Authority expires at the conclusion of the
       next AGM or the expiration of a 12 month period
       following the passing of this special resolution
       or the date on which the authority set out
       in this special resolution is revoked or varied
       by a special resolution of the shareholders
       of the Company in any general meeting or by
       a special resolution of holders of H shares
       or holders of domestic shares of the Company
       at their respective class meetings




--------------------------------------------------------------------------------------------------------------------------
 YAPI VE KREDI BANKASI A S                                                                   Agenda Number:  702276913
--------------------------------------------------------------------------------------------------------------------------
        Security:  M9869G101
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2010
          Ticker:
            ISIN:  TRAYKBNK91N6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No vote
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU

1      Opening of the constitution of the council for            Mgmt          No Action
       the meeting

2      Approve the annual report of the Board of Directors,      Mgmt          No Action
       report of the Statutory  Auditors and summary
       of report of External Auditors  Basaran Nas
       Bagimsiz     Denetim Ve Serbest Muhasebeci
       Mali musavirlik A.S.  PricewaterhouseCoopers
       related to the activities of the year 2009,
       rejection or approval with        amendments
       of the proposal of the Board of Directors regarding
       the balance    sheet, income statement

3      Approve the confirmation of Board Members elected         Mgmt          No Action
       by the Board of Directors   according to Article
       315 of the Turkish Commercial Code to fill
       in the        vacancies occurred in the mid
       term

4      Grant discharge to the Members of the Board               Mgmt          No Action
       of Directors and the Statutory    Auditors
       of liability related to activities of the company
       during the year    2009

5      Ratify the transactions concerning the sale               Mgmt          No Action
       of our bank's some of receivables which where
       traced on the liquidation accounts and discharge
       of the Members   of he Board of Directors with
       regard to these transactions

6      Ratify the sale of the property located in Mugla,         Mgmt          No Action
       Marmaris, Icmeler Koyu      Parcels 1858 and
       1912 which was acquired in exchange of some
       of the bank      receivables and discharge
       of the Members of the Board of Directors with
       regard to these transactions

7      Election of the Members of the Board of Directors         Mgmt          No Action
       and approve to determine

8      Election of the Statutory Auditors and approve            Mgmt          No Action
       to determine their term in

9      Approve to determine the attendance fees for              Mgmt          No Action
       Members of the Board of          Directors
       and the fees of the Auditors

10     Approve the profit distribution for the year              Mgmt          No Action
       2009

11     Approve to submit the Profit Distribution Policy          Mgmt          No Action
       of the bank for 2010 and     forthcoming years
       to the shareholders' knowledge according to
       the Corporate   Governance Principles

12     Approve to submit the disclosure policy of the            Mgmt          No Action
       bank in accordance with the    Corporate Governance
       Principles

13     Approve to submit the donations made by the               Mgmt          No Action
       bank in 2009 to the foundations   and associations,
       which are subject to tax exemption, with the
       AIM of social  relief to the shareholders'
       knowledge

14     Ratify the Independent External Auditing Company          Mgmt          No Action
       elected for auditing the     2010 financial
       statements in line with the requirement of
       the regulation      issued by the capital markets
       board on capital market Independent External
       Audit

15     Approve to grant permission to the Members of             Mgmt          No Action
       the Board of Directors for the  transactions
       specified in Articles 334 and 335 of the Turkish
       Commercial      Code, and Article 32 of this
       resolution 2 of the Articles of Association
       of   the Bank

16     Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the assembly

17     Wishes and suggestions                                    Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 YAZICILAR OTOMOTIV VE GIDA  YATIRIM VE PAZARLAMA SANAYI VE TICARET ANONIM SIRKET            Agenda Number:  702335731
--------------------------------------------------------------------------------------------------------------------------
        Security:  M9879B100
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  TRAYAZIC91Q6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and election of the Presidential Board            Mgmt          No Action

2      Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the Meeting

3      Approve the concerning the activities and accounts        Mgmt          No Action
       of 2009, the reading and   deliberation of
       the activities report of the Board of Directors

4      Approve the reading of the reports of the Auditors        Mgmt          No Action

5      Approve the reading of the Independent Auditors           Mgmt          No Action
       report

6      Approve the reading, deliberation and approval            Mgmt          No Action
       of the balance sheet and       income statements

7      Approve the absolving of the Board of Directors           Mgmt          No Action

8      Approve the absolving the Auditors                        Mgmt          No Action

9      Approve the decision on the profit distribution           Mgmt          No Action
       proposal

10     Approve to determine the number of the Board              Mgmt          No Action
       of Directors and their salaries

11     Approve to determine the number of the Auditors           Mgmt          No Action
       and their salaries

12     Election of the Independent Auditing Firm                 Mgmt          No Action

13     Receive the presentation of information about             Mgmt          No Action
       the donations

14     Receive the presentation of information about             Mgmt          No Action
       the assurances given to the     third parties

15     Receive the presentation of information about             Mgmt          No Action
       the information policy of the   Company

16     Receive the presentation of information about             Mgmt          No Action
       the ethical policies of the     Company

17     Approve the decision on amendment of Company              Mgmt          No Action
       Articles 5, 7 and 1

18     Authorize the Board Members according to the              Mgmt          No Action
       Articles 334 and 335 of the      Turkish Commercial
       Code

19     Wishes and Hopes                                          Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 YIEH PHUI ENTERPRISE CO LTD                                                                 Agenda Number:  702441130
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9840D109
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  TW0002023009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS      ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A     SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER    PARTIES.
       IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO       CONTACT THE CANDIDATE
       AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC
       INFORMATION, AN ELECTION WOULD BE   DEEMED
       AS A 'NO VOTE'.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 Audited reports                                  Non-Voting    No vote

A.3    The status of endorsement and guarantee                   Non-Voting    No vote

A.4    The status of investment in People's Republic             Non-Voting    No vote
       of China

A.5    The revision to the rules of the Board Meeting            Non-Voting    No vote

A.6    Declaration of the internal control                       Non-Voting    No vote

A.7    The status of purchase of the common shares               Non-Voting    No vote
       of the Yieh Hsing Enterprise      Company,
       Ltd via private placement in year 2008

A.8    The status of purchase of the common shares               Non-Voting    No vote
       of Yieh United Steel Corporation  from Yieh
       Hsing Enterprise Company Ltd

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution,  proposed           Mgmt          For                            For
       cash dividend TWD 0.3 per     share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, proposed stock     dividend: 50 for
       1,000 shares held

B.4    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans, endorsement and     guarantee

B.5    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.6    Election of the Directors and Supervisors                 Mgmt          For                            For

B.7    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in         competitive business

B.8    Extraordinary motions                                     Mgmt          Against                        Against

       IN CASES WHERE THE CLIENT INSTRUCTS U S TO VOTE           Non-Voting    No vote
       AGAINST ANY PROPOSAL TO BE DISCUSSED AT A SHAREHOLDERS
       MEETING AN D THE VOTING WITH RESPECT TO SUCH
       PROPOSAL IS DONE BY BALLOT, WE OR OUR DES IGNEE
       WILL FILL OUT THE BALLOT IN RESPECT OF SUCH
       PROPOSAL IN ACCORDANCE WI TH THE CLIENTS INSTRUCTIONS.
       HOWEVER, IF THE VOTING AT THE SHAREHOLDERS
       MEE TING IS DONE BY ACCLAMATION, WE/OUR DESIGNEE
       WILL NOT TAKE ANY ACTION IN RE SPECT OF THE
       RELEVANT PROPOSAL.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL INFORMATION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 YOUNG FAST OPTOELECTRONICS CO LTD                                                           Agenda Number:  702288843
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y98498101
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  TW0003622007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 654049 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER PARTIES. IF
       YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR
       THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION,
       AN ELECTION WOULD BE DEEMED AS A 'NO VOTE'.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution proposed             Mgmt          For                            For
       cash dividend: TWD 10 per share [New]

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.4    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in competitive business

B.5    Election of Hold-Key Electric Wire & Cable Co.,           Mgmt          For                            For
       Ltd. [Shareholder No/ID: 560] as a Supervisor

B.6    Other issues and extraordinary motions                    Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF SUPERVISOR NAME. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 YTL CORP BHD                                                                                Agenda Number:  702150614
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y98610101
    Meeting Type:  AGM
    Meeting Date:  01-Dec-2009
          Ticker:
            ISIN:  MYL4677OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements for              Mgmt          For                            For
       the FYE 30 JUN 2009 together with the reports
       of the Directors and the Auditors thereon

2.     Approve to sanction the declaration of a final            Mgmt          For                            For
       dividend of 15% gross less Malaysian Income
       Tax in respect of the FYE 30 JUN 2009

3.     Re-elect Tan Sri Dato' (Dr) Francis Yeoh Sock             Mgmt          For                            For
       Ping as a Director, who retires pursuant to
       Article 84 of the Company's Articles of Association

4.     Re-elect Dato' Sri Michael Yeoh Sock Siong as             Mgmt          For                            For
       a Director, who retires pursuant to Article
       84 of the Company's Articles of Association

5.     Re-elect Dato' Yeoh Soo Keng as a Director,               Mgmt          For                            For
       who retires pursuant to Article 84 of the Company's
       Articles of Association

6.     Re-appoint Tan Sri Dato' Seri (Dr) Yeoh Tiong             Mgmt          For                            For
       Lay as a Director of the Company, until the
       next AGM, who retires pursuant to Section 129(6)
       of the Companies Act, 1965

7.     Re-appoint Dato' (Dr) Yahya Bin Ismail as a               Mgmt          For                            For
       Director of the Company, until the next AGM,
       who retires pursuant to Section 129(6) of the
       Companies Act, 1965

8.     Re-appoint Mej Jen Dato' Haron Bin Mohd Taib              Mgmt          For                            For
       (B), as a Director of the Company, until the
       next AGM, who retires pursuant to Section 129(6)
       of the Companies Act, 1965

9.     Re-appoint Eu Peng Meng @ Leslie Eu as a Director         Mgmt          For                            For
       of the Company, until the next AGM, who retires
       pursuant to Section 129(6) of the Companies
       Act 1965

10.    Approve the payment of the Directors' fees amounting      Mgmt          For                            For
       to MYR 278,000 for the FYE 30 JUN 2009

11.    Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

12.    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       132D of the Companies Act, 1965, to allot and
       issue shares in the Company at any time until
       the conclusion of the next AGM and upon such
       terms and conditions and for such purposes
       as the Directors may, in their absolute discretion,
       deem fit provided that the aggregate number
       of shares to be issued does not exceed 10%
       of the issued and paid-up share capital of
       the Company for the time being and to obtain
       the approval for the listing of and quotation
       for the additional shares so issued on Bursa
       Malaysia Securities Berhad

13.    Authorize the Company, subject to the Company's           Mgmt          For                            For
       compliance with all applicable rules, regulations,
       orders and guidelines made pursuant to the
       Companies Act, 1965, the provisions of the
       Company's Memorandum and Articles of Association
       and the Main Market Listing Requirements of
       Bursa Malaysia Securities Berhad ['Bursa Securities']
       and the approvals of all relevant authorities,
       to the fullest extent permitted by law, to
       buy-back and/or hold from time to time and
       at any time such amount of ordinary shares
       of MYR 0.50 each in the Company as may be determined
       by the Directors of the Company from time to
       time through Bursa Securities upon such terms
       and conditions as the Directors may deem fit
       and expedient in the interests of the Company
       ['the Proposed Share Buy-Back'] provided that:
       i) the maximum number of shares which may be
       purchased and/or held by the Company at any
       point of time pursuant to the Proposed Share
       Buy-Back shall not exceed 10% of the total
       issued and paid-up share capital of the Company
       for the time being quoted on Bursa Securities
       provided always that in the event that the
       Company ceases to hold all or any part of such
       shares as a result of, amongst others, cancellation
       of shares, sale of shares on the market of
       Bursa Securities or distribution of treasury
       shares to shareholders as dividend in respect
       of shares bought back under the previous shareholders'
       mandate for share buy-back which was obtained
       at the AGM held on 02 DEC 2008, the Company
       shall be entitled to further purchase and/or
       hold such additional number of shares as shall
       [in aggregate with the shares then still held
       by the Company] not exceed 10% of the total
       issued and paid-up share capital of the Company
       for the time being quoted on Bursa Securities;
       ii) the maximum amount of funds to be allocated
       by the Company pursuant to the Proposed Share
       Buy-Back shall not exceed the sum of Retained
       Profits and the Share Premium Account of the
       Company based on its latest audited financial
       statements available up to the date of a transaction
       pursuant to the Proposed Share Buy-Back, as
       at 30 JUN 2009, the audited Retained Profits
       and Share Premium Account of the Company were
       MYR 2,980,891,000 and MYR 1,503,558,000 respectively;
       and iii) the shares purchased by the Company
       pursuant to the Proposed Share Buy-Back may
       be dealt with by the Directors in all or any
       of the following manner: a) the shares so purchased
       may be cancelled and/or b) the shares so purchased
       may be retained in treasury for distribution
       as dividend to the shareholders and/or resold
       on the market of Bursa Securities and/or subsequently
       cancelled; and/or c) part of the shares so
       purchased may be retained as treasury shares
       with the remainder being cancelled; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiry of the
       period within which the next AGM is required
       by Law to be held]; and authorize the Directors
       of the Company to take all steps as are necessary
       or expedient to implement or to give effect
       to the Proposed Share Buy-Back with full powers
       to amend and/or assent to any conditions, modifications,
       variations or amendments [if any] as may be
       imposed by the relevant governmental/regulatory
       authorities from time to time and with full
       power to do all such acts and things thereafter
       in accordance with the Companies Act, 1965,
       the provisions of the Company's Memorandum
       and Articles of Association and the main Listing
       Requirements of Bursa Securities and all other
       relevant governmental/regulatory authorities

14.    Authorize the Company and/or its subsidiaries             Mgmt          For                            For
       to enter into recurrent related party transactions
       from time to time with Related parties who
       may be a Director, a major shareholder of the
       Company and/or its subsidiaries or a person
       connected with such a Director or a major shareholder,
       as specified in Section 2.1.2 as specified
       subject to the following: i) the transactions
       are of a revenue or trading in nature which
       are necessary for the day-to-day operations
       of the Company and/or its subsidiaries and
       are transacted on terms consistent or comparable
       with market or normal trade practices and/or
       based on normal commercial terms and on terms
       not more favorable to the related parties than
       those generally available to the public and
       are not to the detriment of the minority shareholders;
       and ii) disclosure is made in the annual report
       of the aggregate value of transactions conducted
       during the FY pursuant to the shareholders'
       mandate in accordance with the main market
       Listing Requirements of Bursa Malaysia Securities
       Berhad; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       the expiry of the period within which the next
       AGM is required to be held pursuant to Section
       143(1) of the Companies Act, 1965 [the Act]
       [but shall not extend to such extension as
       may be allowed pursuant to Section 143(2) of
       the Act]; and authorize the Directors of the
       Company to complete and do such acts and things
       as they may consider expedient or necessary
       to give full effect to the shareholders' mandate




--------------------------------------------------------------------------------------------------------------------------
 YTL CORP BHD                                                                                Agenda Number:  702197472
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y98610101
    Meeting Type:  EGM
    Meeting Date:  05-Feb-2010
          Ticker:
            ISIN:  MYL4677OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Authorize the Company, subject to all relevant            Mgmt          For                            For
       authorities: (i) to issue up   to USD 400 million
       nominal values of the  Bonds, via YTL SPV,
       with a coupon   rate and/or yield to maturity
       to be determined, which will be guaranteed
       by   the Company and that the Bonds shall be
       exchangeable into new ordinary shares of MYR
       0.50 each in YTL Corp  YTL Corp Shares  at
       an exchange price to be     determined, subject
       to further  terms and conditions as the Directors
       may     determine and as provided in the trust
       deed to be entered into by YTL SPV,    the
       Company and the Trustee for the Bonds  Trust
       Deed  and/or such other      document to be
       entered into constituting the Bonds; (ii) to
       allot and issue   such appropriate number of
       new YTL Corp Shares, credited as fully paid-up,
       to or to the order of the holders of the Bonds
       which are required to be issued   upon the
       exchange of the bonds into new YTL Corp shares
       subject to the terms  and...CONTD

-      CONTD...conditions of the Trust Deed, and such            Non-Voting    No vote
       new YTL Corp shares shall,     upon allotment
       and issue, rank pari passu in all respects
       with the existing   YTL Corp Shares save and
       except that they shall not be entitled to any
       dividends, rights, allotments and/or
       other distribution, the entitlement date for
       which precedes the date of the allotment of
       the new YTL Corp shares       arising from
       the exchange of the Bonds; and (iii) to allot
       and issue such     appropriate number of new
       YTL Corp shares, credited as fully paid-up,
       to or   to the order of the holders of the
       Bonds which are required to be issued upon
       any adjustment or reset of the exchange price
       of the bonds in accordance with the terms of
       adjustment of the...CONTD

-      CONTD exchange price as provided in the Trust             Non-Voting    No vote
       Deed, and such new YTL Corp     shares shall,
       upon allotment and issue, rank pari passu in
       all respects with  the existing YTL Corp Shares
       save and except that they shall not be entitled
       to any dividends, rights, allotment and/or
       other distribution, the            entitlement
       date for which precedes the date of the allotment
       of the new YTL  Corp Shares arising from the
       exchange of the Bonds; and authorize the
       Directors of the Company to give effect
       to the above with full powers to      amend
       and/or assent to any conditions, modification,
       variations               and/or...CONTD

-      CONTD...amendments  if any  as may be imposed             Non-Voting    No vote
       by the relevant                 government/regulatory
       authorities and to take all steps and enter
       into and    execute all commitments, transactions,
       arrangements, deeds, agreements,       undertaking,
       indemnities, transfers, assignments and guarantees
       as they may   deem fit, necessary, expedient
       and/or appropriate in order to implement,
       finalize and give full effect in connection
       with above




--------------------------------------------------------------------------------------------------------------------------
 YTL POWER INTERNATIONAL BHD                                                                 Agenda Number:  702150587
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9861K107
    Meeting Type:  AGM
    Meeting Date:  01-Dec-2009
          Ticker:
            ISIN:  MYL6742OO000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements for              Mgmt          For                            For
       the FYE 30 JUN 2009 together with the Reports
       of the Directors and Auditors thereon

2.     Approve to sanction the declaration of a final            Mgmt          For                            For
       dividend of 3.75% single tier in respect of
       the FYE 30 JUN 2009

3.     Re-elect Tan Sri Dato' (Dr) Francis Yeoh Sock             Mgmt          For                            For
       Ping as a Director, who retires pursuant to
       Article 84 of the Company's Articles of Association

4.     Re-elect Dato' Yeoh Soo Min as a Director, who            Mgmt          For                            For
       retires pursuant to Article 84 of the Company's
       Articles of Association

5.     Re-elect Dato' Yeoh Soo Keng as a Director,               Mgmt          For                            For
       who retires pursuant to Article 84 of the Company's
       Articles of Association

6.     Re-elect Tan Sri Datuk Dr. Aris Bin Osman @               Mgmt          For                            For
       Othman, who retires pursuant to Paragraph 7.26(2)
       of the Main Market Listing Requirements of
       Bursa Malaysia Securities Berhad

7.     Re-appoint Tan Sri Dato' Seri (Dr.) Yeoh Tiong            Mgmt          For                            For
       Lay as a Director of the Company to hold office
       until the next AGM, who is retiring pursuant
       to Section 129(6) of the Companies Act, 1965

8.     Re-elect Dato' (Dr.) Yahya Bin Ismail as a Director       Mgmt          For                            For
       of the Company to hold office until the next
       AGM, who is retiring pursuant to Section 129(6)
       of the Companies Act, 1965

9.     Re-appoint Mej Jen Dato' Haron Bin Mohd Taib              Mgmt          For                            For
       (B) as a Director of the Company to hold office
       until the next AGM, who is retiring pursuant
       to Section 129(6) of the Companies Act, 1965

10.    Approve the payment of Directors' fees amounting          Mgmt          For                            For
       to MYR 372,500 for the FYE 30 JUN 2009

11.    Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

12.    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       132D of the Companies Act, 1965, to allot and
       issue shares in the Company, at any time until
       the conclusion of the next AGM, and upon such
       terms and conditions and for such purposes
       as the Directors may, in their absolute discretion,
       deem fit provided that the aggregate number
       of shares to be issued does not exceed 10%
       of the issued and paid-up share capital of
       the Company for the time being and to obtain
       the approval for the listing of and quotation
       for the additional shares so issued on Bursa
       Malaysia Securities Berhad

13.    Authorize the Company, subject to the Company's           Mgmt          For                            For
       compliance with all applicable rules, regulations,
       orders and guidelines made pursuant to the
       Companies Act, 1965, the provisions of the
       Company's Memorandum and Articles of Association
       and the Main Market Listing Requirements ('Main
       LR') of Bursa Malaysia Securities Berhad ('Bursa
       Securities') and the approvals of all relevant
       authorities, to the fullest extent permitted
       by law, to buy-back and/or hold from time to
       time and at any time such amount of ordinary
       shares of MYR 0.50 each in the Company as may
       be determined by the Directors of the Company
       from time to time through Bursa Securities
       upon such terms and conditions as the Directors
       may deem fit and expedient in the interests
       of the Company ('the Proposed Share Buy-Back')
       provided that: the maximum number of shares
       which may be purchased and/or held by the Company
       at any point of time pursuant to the Proposed
       Share Buy-Back shall not exceed 10% of the
       total issued and paid-up share capital of the
       Company for the time being quoted on Bursa
       Securities provided always that in the event
       that the Company ceases to hold all or any
       part of such shares as a result of, amongst
       others, cancellation of shares, sale of shares
       on the market of Bursa Securities or distribution
       of treasury shares to shareholders as dividend
       in respect of shares bought back under the
       previous shareholders' mandate for share buy-back
       which was obtained at the AGM held on 02 Dec
       2008, the Company shall be entitled to further
       purchase and/or hold such additional number
       of shares as shall (in aggregate with the shares
       then still held by the Company) not exceed
       10% of the total issued and paid-up share capital
       of the Company for the time being quoted on
       Bursa Securities; the maximum amount of funds
       to be allocated by the Company pursuant to
       the Proposed Share Buy-Back shall not exceed
       the sum of retained profits and the Share Premium
       Account of the Company based on its latest
       audited financial statements available up to
       the date of a transaction pursuant to the Proposed
       Share Buy-Back; as at 30 JUN 2009, the audited
       Retained Profits and Share Premium Account
       of the Company were MYR 2,228,020,000 and MYR
       1,774,814,000 respectively; and the shares
       purchased by the Company pursuant to the Proposed
       Share Buy-Back may be dealt with by the Directors
       in all or any of the following manner:- a)
       the shares so purchased may be cancelled; and/or
       b) the shares so purchased may be retained
       in treasury for distribution as dividend to
       the shareholders and/or resold on the market
       of Bursa Securities and/or subsequently cancelled;
       and/or c) part of the shares so purchased may
       be retained as treasury shares with the remainder
       being cancelled; [Authority expires at the
       earlier of the conclusion of the next AGM of
       the Company or the expiry of the period within
       which the next AGM is required by law to be
       held] unless revoked or varied by ordinary
       resolution of the shareholders of the Company
       in general meeting], but so as not to prejudice
       the completion of a purchase made before such
       expiry date]; and authorize the Directors of
       the Company to take all steps as are necessary
       or expedient to implement or to give effect
       to the Proposed Share Buy-Back with full powers
       to amend and/or assent to any conditions, modifications,
       variations or amendments (if any) as may be
       imposed by the relevant governmental/ regulatory
       authorities from time to time and with full
       power to do all such acts and things thereafter
       in accordance with the Companies Act, 1965,
       the provisions of the Company's Memorandum
       and Articles of Association and the Main LR
       of Bursa Securities and all other relevant
       governmental/regulatory authorities

14.    Authorize the Company and/or its subsidiaries             Mgmt          For                            For
       to enter into recurrent related party transactions
       from time to time with Related Parties who
       may be a Director, a major shareholder of the
       Company and/or its subsidiaries or a person
       connected with such a Director or major shareholder,
       as specified in Section 2.1.2 (a) & (b) of
       the Circular to Shareholders dated 09 NOV 2009
       subject to the following: i) the transactions
       are of a revenue or trading in nature which
       are necessary for the day-to-day operations
       of the Company and/or its subsidiaries and
       are transacted on terms consistent or comparable
       with market or normal trade practices and/or
       based on normal commercial terms and on terms
       not more favorable to the Related Parties than
       those generally available to the public and
       are not to the detriment of the minority shareholders;
       and ii) disclosure is made in the annual report
       of the aggregate value of transactions conducted
       during the FY pursuant to the shareholders'
       mandate in accordance with the Main Market
       Listing Requirements of Bursa Malaysia Securities
       Berhad; [Authority expires at the earlier of
       the conclusion of the next AGM of the Company
       or the expiry of the period within which the
       next AGM is required to be held pursuant to
       Section 143(1) of the Companies Act, 1965 (the
       'Act') (but shall not extend to such extension
       as may be allowed pursuant to Section 143(2)
       of the Act)]; and authorize the Directors of
       the Company to complete and do such acts and
       things as they may consider expedient or necessary
       to give full effect to the shareholders' mandate




--------------------------------------------------------------------------------------------------------------------------
 YUANTA FINANCIAL HOLDING CO LTD                                                             Agenda Number:  702457424
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2169H108
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002885001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of the Rules of Board meeting                  Non-Voting    No vote

A.4    The status of the code of conduct                         Non-Voting    No vote

A.5    The status of treasury stocks transferring                Non-Voting    No vote

A.6    The establishment of buyback treasury stocks              Non-Voting    No vote
       and conditions of transferring   to employees

A.7    The status of buyback treasury stock                      Non-Voting    No vote

B.1    Receive the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit Distribution proposed             Mgmt          For                            For
       cash dividend: TWD 0.9 per      share

B.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B41.1  Election of Ching Chang Yen as a Chairman  Shareholder    Mgmt          For                            For
       No. 366956

B42.1  Election of Willian Seetoo as the Independent             Mgmt          For                            For
       Director  ID No. A100862681

B42.2  Election of Chao Lin Yang as the Independent              Mgmt          For                            For
       Director  ID No. Q100320341

B42.3  Election of Cheng Ji Lin as the Independent               Mgmt          For                            For
       Director  ID No. B101447429

B42.4  Election of Ling Long Shen as the Independent             Mgmt          For                            For
       Director  ID No. X100005317

B.5    Extraordinary motions                                     Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 YUEN FOONG YU PAPER MANUFACTURING CO LTD                                                    Agenda Number:  702441154
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y98715108
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0001907004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

1.1    Report of 2009 business and financial statement           Non-Voting    No vote

1.2    Supervisor's review report on 2009 financial              Non-Voting    No vote
       statements

1.3    Report of investments in Mainland China in 2009           Non-Voting    No vote

2.1    Approve the 2009 financial report                         Mgmt          For                            For

2.2    Approve the proposal for distribution of 2009             Mgmt          For                            For
       profits; Cash Dividend: TWD 0.6 per share,
       Stock Dividend 20 shares per 1,000 shares from
       retain earnings     subject to 20% with holding
       tax

2.3    Approve to discuss capital increase through               Mgmt          For                            For
       issuance of new shares derived    from undistributed
       earnings

2.4    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 YUHAN CORP, SEOUL                                                                           Agenda Number:  702238355
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9873D109
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2010
          Ticker:
            ISIN:  KR7000100008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1.     Approve the 87th B/S, I/S and the proposed disposition    Mgmt          For                            For
       of retained earning

2.     Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

3.     Elect Sooneok Hong as a  Director                         Mgmt          For                            For

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For

5.     Approve the limit of remuneration for the Auditors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YULON MOTOR CO LTD                                                                          Agenda Number:  702438892
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9870K106
    Meeting Type:  AGM
    Meeting Date:  14-Jun-2010
          Ticker:
            ISIN:  TW0002201001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS      ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A     SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER    PARTIES.
       IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO       CONTACT THE CANDIDATE
       AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC
       INFORMATION, AN ELECTION WOULD BE   DEEMED
       AS A 'NO VOTE'.

A.1    2009 business operations                                  Non-Voting    No vote

A.2    2009 audited reports                                      Non-Voting    No vote

A.3    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the distribution of 2009 profits: Cash            Mgmt          For                            For
       Dividend TWD 0.3495 per share

B.3    Approve to revise the procedures of asset acquisition     Mgmt          For                            For
       or disposal

B.4    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans

B.5    Approve to revise the procedures for endorsements         Mgmt          For                            For
       and guarantees

B.6    Election of Directors and Supervisors                     Mgmt          For                            For

B.7    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in         competitive business

B.8    Extemporary motions                                       Mgmt          Against                        Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ZAVAROVALNICA TRIGLAV D.D., LJUBLJANA                                                       Agenda Number:  702051450
--------------------------------------------------------------------------------------------------------------------------
        Security:  X989A1104
    Meeting Type:  AGM
    Meeting Date:  24-Aug-2009
          Ticker:
            ISIN:  SI0021111651
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "IMPORTANT MARKET PROCESSING REQUIREMENT: A               Non-Voting    No vote
       MEETING-SPECIFIC POWER OF ATTORNEY (POA) SIGNED
       BY THE BENEFICIAL OWNER IS REQUIRED IN ORDER
       TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. THE POA MUST
       BE NOTARIZED AND APOSTILLIZED. PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR DETAILS.
       THANK YOU."

1.     Opening of the GM                                         Mgmt          For                            For

2.     Approve the annual report for year 2008 with              Mgmt          For                            For
       Supervisory's Board report and the Auditor's
       report

3.1    Approve the Allocation of accumulated profit              Mgmt          For                            For
       EUR 257.179.946,22 should be allocated: EUR
       2.273.514,80 for dividend payment [EUR 0,1
       gross per share]; EUR 254.906.431,42 will be
       transmitted in next year

3.2    Grant discharge to the Management Board                   Mgmt          For                            For

3.3    Grant Discharge to the Supervisory Board                  Mgmt          For                            For

4.     Appoint the Auditor for business year 2009                Mgmt          For                            For

5.     Approve the changes and completion of statute             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ZAVAROVALNICA TRIGLAV D.D., LJUBLJANA                                                       Agenda Number:  702511658
--------------------------------------------------------------------------------------------------------------------------
        Security:  X989A1104
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  SI0021111651
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A MEETING-SPECIFICNon-Voting    No vote
       POWER OF ATTORNEY (POA) SIGNED BY THE BENEFICIAL
       OWNER IS REQUIRED IN ORDER TO LODGE AND EXECUTE
       YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. THE POASHOULD BE PRINTED ON COMPANY
       LETTERHEAD AND SIGNED ACCORDING TO SIGNATORY
       LIST IN PLACE. THE POA MUST ALSO BE NOTARIZED
       AND APOSTILLIZED. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE FOR DETAILS. THANK YOU.

1.     Opening of the general assembly and constitution          Mgmt          For                            For
       of a quorum

2.     Approve the annual report for year 2009 with              Mgmt          For                            For
       the opinion of the Supervisory Board and an
       Auditor

3.1    Approve the allocation of distributable net               Mgmt          For                            For
       profit of EUR 252,529,148.51: EUR 2,377,282,91
       for covering the lost in the year 2009 EUR
       254,906,431,42 unallocated

3.2    Grant discharge to the Management Board                   Mgmt          For                            For

3.3    Grant discharge to the Supervisory Board                  Mgmt          For                            For

4.     Approve the nomination of Auditor for year 2010           Mgmt          For                            For

5.     Approve the modifications in the Company's Statute        Mgmt          For                            For

6.     Appointment of member of the Supervisory Board:           Mgmt          For                            For
       Vladimir Ursic

6.a    PLEASE NOTE THAT THIS IS A COUNTER PROPOSAL               Shr           Against                        For
       OF DRUSTVO MDS FOR RESOLUTION 6: appointment
       of Adolf Zupan as a member of the Supervisory
       Board

6.b    PLEASE NOTE THAT THIS IS A COUNTER PROPOSAL               Shr           Against                        For
       OF VZMD FOR RESOLUTION 6: appointment of Ludvik
       Toplak as a member of the Supervisory Board

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 711220 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                       Agenda Number:  702055547
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y98893152
    Meeting Type:  AGM
    Meeting Date:  18-Aug-2009
          Ticker:
            ISIN:  INE256A01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2009, the profit & loss
       account of the Company for the FYE on that
       date and the reports of the Auditors and Directors
       thereon

2.     Declare dividend on equity shares for the FYE             Mgmt          For                            For
       31 MAR 2009

3.     Re-appoint Mr. Subhash Chandra as a Director,             Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. B. K. Syngal as a Director, who            Mgmt          For                            For
       retires by rotation

5.     Re-appoint Dr. M. Y. Khan as a Director, who              Mgmt          For                            For
       retires by rotation

6.     Appoint M/s. MGB & Co., Chartered Accountants,            Mgmt          For                            For
       Mumbai as the Auditors of the Company to hold
       such office from the conclusion of this meeting
       until the conclusion of the next AGM at a remuneration
       to be determined by the Board of Directors
       of the Company

S.7    Approve, pursuant to Section 163 and other applicable     Mgmt          For                            For
       provisions, if any, of the Companies Act, 1956
       [the Act], to maintain the Register & Index
       of Members, Register & Index of Debenture holders,
       if any, share and/or Debenture Transfer Register,
       and copies of all annual returns prepared under
       Section 159 of the Act, together with copies
       of certificates and documents required to be
       annexed thereto under Section 161 of the Act
       or any one or more of them, at the offices
       of the Company's Registrar and Share Transfer
       Agents M/s. Sharepro Services [India] Private
       Limited, at 13AB, Samhita Warehousing Complex,
       second floor, Sakinaka Telephone Exchange Lane,
       off Andheri Kurla Road, Sakinaka, Andheri [East],
       Mumbai -400072 and/or at 912, Raheja Centre,
       Free Press Journal Road, Nariman Point, Mumbai
       - 400 021, instead of the registered office
       of the Company

S.8    Authorize the Board, in accordance with the               Mgmt          For                            For
       provisions of Section 81(1A), and other applicable
       provisions, if any, of the Companies Act, 1956
       ['the Act'], the provisions contained in the
       Securities and Exchange Board of India (employee
       stock option scheme and employee stock purchase
       scheme) Guidelines, 1999 [the 'SEBI Guidelines']
       or any statutory modification(s) or re-enactment
       of the Act or the SEBI Guidelines, the Articles
       of Association of the Company and the Listing
       Agreements entered into by the Company with
       the Stock Exchanges where the securities of
       the Company are listed and subject to such
       other approval(s), permission(s) and sanction(s)
       as may be necessary, consent of the Company,
       to introduce and implement an employee stock
       option scheme ['ZEEL-ESOP 2009' or 'the scheme'],
       and to grant offer, issue and allot in one
       or more tranches at any time to or to the benefit
       of such employees of the Company and Directors
       of the Company, whether Whole-time Directors
       or otherwise, as may be decided by the Board,
       options under ZEEL ESOP-2009 exercisable &
       convertible into equity shares of the Company
       not exceeding in the aggregate 5% of the issued,
       subscribed and paid-up capital of the Company
       as, on 31 MAR 2009 that is up to 21,700,355
       equity Shares of INR 1 each of the Company
       [or such other adjusted number of shares for
       any bonus, consolidation or other re-organization
       of the capital structure of the Company as
       may be applicable from time to time], at such
       price, in such manner, during such period and
       on such terms and conditions as may be determined
       by the Board in accordance with the SEBI Guidelines
       or any other applicable provisions as may be
       prevailing at that time; authorize the Board
       to formulate, evolve, decide upon and bring
       into effect the scheme on such terms and conditions
       as specified in the terms and conditions of
       the Scheme from time to time including but
       not limited to amendments with respect to vesting
       period/schedule, exercise price/period, eligibility
       criteria or to suspend, withdraw, terminate
       or revise the scheme; the Non-Executive Directors
       of the Company including Independent Directors,
       be granted up to a maximum of 200,000 options
       per annum and up to a maximum of 1,000,000
       options in the aggregate under the scheme;
       the securities may be allotted in accordance
       with the scheme either directly or through
       a trust which may be set up in any permissible
       manner and that the scheme may also envisage
       for providing any financial assistance to the
       trust to enable to acquire, purchase or subscribe
       to the securities of the Company; any new equity
       shares to be issued and allotted upon exercise
       of options from time to time under ZEEL ESOP
       2009 shall rank paripassu inter se in all respects
       with the then existing equity shares of the
       Company; to take requisite steps for listing
       of the securities allotted under ZEEL ESOP-2009
       on the stock exchanges where the securities
       of the Company are listed; and for the purpose
       of giving effect to this resolution, to do
       all such acts, deeds, matters and things, as
       may be necessary or expedient and to settle
       any questions, difficulties or doubts that
       may arise in this regard at any stage including
       at the time of listing of securities without
       requiring the Board to secure any further consent
       or approval of the Members of the Company to
       the end and intent that they shall be deemed
       to have given their approval thereto expressly
       by the authority of this resolution

S.9    Approve to extend the benefits of Employees               Mgmt          For                            For
       Stock Option Scheme, 'ZEEL ESOP 2009' proposed
       under Resolution No. 8 to the employee and/or
       Director of any present and future subsidiary/holding
       companies of the companies, on such terms and
       conditions as may be decided by the Board Directors
       of the Company

S.10   Amend, pursuant to provisions of Section 31               Mgmt          For                            For
       and other applicable provisions, if any, of
       the Companies Act, 1956 [including any amendment
       or re-enactment thereof], the Articles of Association
       by substituting the existing Article 95 as
       specified, by inserting a new Article 7A after
       Article 7, by inserting a new Article 7B after
       Article 7A as specified

11.    Approve, in accordance with the provisions of             Mgmt          For                            For
       Sections 16, 94 and other applicable provisions,
       if any, of the Companies Act, 1956, to re-organize/alter
       the authorized capital of the Company by converting
       the existing un-issued cumulative redeemable
       preference shares into equity shares, resulting
       in the alteration of Capital Clause from INR
       75,00,00,000 divided into 50,00,00,000 equity
       shares of INR 1 each and 25,00,000 cumulative
       redeemable preference shares of INR 100 each
       to INR 75,00,00,000 divided into 75,00,00,000
       equity shares of INR 1 each and in consequence
       thereof, amend the existing Clause V of the
       Memorandum of Association of the Company relating
       to share capital as specified

S.12   Amend, pursuant to Section 31 and other applicable        Mgmt          For                            For
       provisions, if any, of the Companies Act, 1956,
       consequent to re-organization/alteration of
       capital clause of Memorandum of Association
       of the Company by converting existing un-issued
       cumulative redeemable preference shares into
       equity shares, the existing Article 3(a) of
       the Articles of Association of the Company
       as specified

13.    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309 read with Schedule XIII and other
       applicable provisions, if any, of the Companies
       Act, 1956, and in partial modification of the
       Members resolution dated 28 SEP 2005, consequent
       to the appointment as the Chief Executive Officer
       of the Company, to increase the remuneration
       and perquisites payable to Mr. Punit Goenka
       as Whole-time Director & Chief Executive Officer
       as specified; the aggregate of salary, perquisites
       and allowances of Mr. Punit Goenka, Whole-time
       Director & Chief Executive Officer in any one
       FY shall not exceed the limits prescribed under
       Sections 198,309 and other applicable provisions
       of the Companies Act 1956 read with Schedule
       XIII to the said Act as amended from time to
       time; in the event of loss or inadequacy of
       profit in any FY during the currency of tenure
       of services of the Mr. Punit Goenka, Whole
       time Director & Chief Executive Officer, the
       payment of salary, perquisites and other allowances
       shall be governed by the limits prescribed
       under Section II of Part II of Schedule XIII
       of the Companies Act, 1956; authorize the Board
       or any committee and in its absolute discretion
       and from time to time, to fix, within the revised
       range stated in explanatory statement, the
       salary and the performance bonus or other entitlements
       of Mr. Punit Goenka

S.14   Approve, pursuant the provisions of Section               Mgmt          For                            For
       314 and other applicable provisions, if any,
       of the Companies Act, 1956, the re-appointment
       of, and consequent holding of office or place
       of profit by Mr. Subhash Chandra, Chairman
       and Non-Executive Director of the Company,
       as Chief Executive Officer of Asia TV Limited,
       UK, a wholly owned foreign subsidiary of the
       Company for a period of 3 years with effect
       from 01 APR 2009, on such remuneration and
       other terms, [including any increase or modification
       in remuneration during the period of appointment
       as may be approved by Asia TV Limited, UK,
       from time to time] as specified; authorize
       the Board of Directors of the Company to agree
       to, accept and approve any subsequent changes
       to the terms and conditions of the said appointment
       of Mr. Subhash Chandra as Chief Executive Officer
       of Asia TV Limited, UK




--------------------------------------------------------------------------------------------------------------------------
 ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                       Agenda Number:  702173345
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y98893152
    Meeting Type:  CRT
    Meeting Date:  29-Dec-2009
          Ticker:
            ISIN:  INE256A01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR THIS RESOLUTION.
       THANK YOU.

1.     Approve, with or without modification[s], the             Mgmt          For                            For
       proposed arrangement embodied in the Scheme
       of Arrangement between Zee News Limited and
       Zee Entertainment Enterprises Limited and their
       respective Shareholders and Creditors




--------------------------------------------------------------------------------------------------------------------------
 ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                       Agenda Number:  702315183
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y98893152
    Meeting Type:  CRT
    Meeting Date:  20-Apr-2010
          Ticker:
            ISIN:  INE256A01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR RESOLUTION
       1. THANK YOU.

1      Approve, with or without modifications, the               Mgmt          For                            For
       proposed arrangement embodied in  the composite
       scheme of amalgamation and arrangement between
       ETC networks     limited, Zee Entertainment
       Enterprises Limited, Zee Learn Limited and
       their   respective shareholders and creditors




--------------------------------------------------------------------------------------------------------------------------
 ZELAN BERHAD                                                                                Agenda Number:  702055256
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9893B109
    Meeting Type:  AGM
    Meeting Date:  19-Aug-2009
          Ticker:
            ISIN:  MYL2283OO009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited financial statements for the FYE 31
       MAR 2009 and the Auditors' report thereon

2.     Re-elect Mr. YBhg. Datuk Hasni bin Harun who              Mgmt          For                            For
       retires by rotation in accordance with the
       Article 84 of the Company's Articles of Association

3.     Elect Mr. YBhg. Dato' Anwar Aji as a Director,            Mgmt          For                            For
       who retires in accordance with Article 91 of
       the Company's Articles of Association

4.     Elect Mr. Mr. Ooi Teik Huat as a Director, who            Mgmt          For                            For
       retires in accordance with Article 91 of the
       Company's Articles of Association

5.     Appoint Mr. YBhg. Dato' Abdullah bin Mohd Yusof           Mgmt          For                            For
       as the Director of the Company pursuant to
       Section 129(6) of the Companies Act, 1965 to
       hold office until the next AGM

6.     Approve the Director's fees for the FYE 31 MAR            Mgmt          For                            For
       2009 amounting to MYR 472,939.75

7.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company until the conclusion
       of the next AGM and that the remuneration to
       be paid to them be fixed by the Board

8.     Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       Section 132D of the Companies Act, 1965, to
       issue and allot shares of the Company at any
       time until the conclusion of the next AGM of
       the Company upon such terms and conditions
       and for such purposes as the Board may, in
       its absolute discretion deem fit, provided
       that the aggregate number of shares to be issued
       does not exceed 10% of the issued and paid-up
       share capital of the Company at the time of
       issue and to obtain the approval of Bursa Malaysia
       Securities Berhad and any other relevant approvals
       as may be necessary for the listing of and
       quotation for the additional shares so issued

9.     Authorize the Company and/or its subsidiaries             Mgmt          For                            For
       [''Group''] to enter into recurrent transactions
       of revenue or trading nature with MMC Corporation
       Berhad and its subsidiaries, Tradewinds Corporation
       Berhad and its subsidiaries and Bukhary Realty
       Sdn. Bhd. as set out in Section 2.4 of the
       Circular to Shareholders dated 28 JUL 2009,
       which are subject to the renewal and obtaining
       the shareholders' mandate, provided that such
       transactions are necessary for the day-to-day
       operations and are carried out in the ordinary
       course of business and at arms' length basis
       on normal commercial terms, which are consistent
       with the Group's normal business practices
       and policies, and on terms not more favourable
       to the related parties than those generally
       available to the public and on terms not to
       the detriment of the minority shareholders;
       [Authority expire shall be in force until the
       conclusion of the next AGM of the Company at
       which time it will lapse], unless by a resolution
       passed at the meeting, the authority is renewed;
       the expiration of the period within which the
       next AGM is required to be held pursuant to
       Section 143(1) of the Companies Act, 1965 [but
       shall not extend to such extensions as may
       be allowed pursuant to Section 143(2) of the
       Companies Act, 1965] as specified; authorize
       the Directors to do all such acts and things
       [including, without limitation, to execute
       all such documents] in the interest of the
       Company to give full effect to the aforesaid
       shareholders' mandate and any transaction contemplated
       under this Ordinary Resolution; in making the
       appropriate disclosure of the aggregate value
       of recurrent transactions conducted pursuant
       to the shareholders' mandate in the Company's
       annual report, the Company must provide a breakdown
       of the aggregate value of the recurrent transaction
       made during the financial period, amongst others,
       based on the following information: (i) the
       type of the recurrent transactions made; and
       (ii) the names of the related parties involved
       in each type of the recurrent transaction made
       and their relationship with the Company

10.    Approve the Group to enter into recurrent transactions    Mgmt          For                            For
       of revenue or trading nature with European
       Profiles Contracting Sdn. Bhd. and its subsidiary,
       European Profiles Contracting Pte. Ltd. as
       set out in Section 2.4 of the Circular to Shareholders
       dated 28 JUL 2009, which are subject to the
       renewal and obtaining the shareholders' mandate,
       provided that such transactions are necessary
       for the day-to-day operations and are carried
       out in the ordinary course of business and
       at arms' length basis on normal commercial
       terms, which are consistent with the Group's
       normal business practices and policies, and
       on terms not more favourable to the related
       parties than those generally available to the
       public and on terms not to the detriment of
       the minority shareholders, [Authority expire
       until the conclusion of the next AGM of the
       Company at which is required to be held pursuant
       to Section 143(1) of the Companies Act, 1965
       [but shall not extend to such extensions as
       may be allowed pursuant to Section 143(2) of
       the Companies Act, 1965]; Authorize the Directors
       and/or any of them to do all such acts and
       things [including, without limitation, to execute
       all such documents] in the interest of the
       Company to give full effect to the aforesaid
       shareholders' mandate and any transaction contemplated
       under this Ordinary Resolution; in making the
       appropriate disclosure of the aggregate value
       of recurrent transactions conducted pursuant
       to the shareholders' mandate in the Company's
       annual report, the Company must provide a breakdown
       of the aggregate value of the recurrent transaction
       made during the financial period, amongst others,
       based on the following information: (i) the
       type of the recurrent transactions made; and
       (ii) the names of the related parties involved
       in each type of the recurrent transaction made
       and their relationship with the Company




--------------------------------------------------------------------------------------------------------------------------
 ZHEJIANG EXPRESSWAY CO LTD                                                                  Agenda Number:  702072240
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9891F102
    Meeting Type:  EGM
    Meeting Date:  29-Sep-2009
          Ticker:
            ISIN:  CNE1000004S4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR BELOW
       RESOLUTION. THANK YOU.

1.     Approve and declare, an interim dividend of               Mgmt          For                            For
       RMB 6 cents per share in respect of the 6 months
       ended 30 JUN 2009

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN SUB-LEVEL CUTOFF. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ZHEJIANG EXPWY CO LTD                                                                       Agenda Number:  702307326
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9891F102
    Meeting Type:  AGM
    Meeting Date:  10-May-2010
          Ticker:
            ISIN:  CNE1000004S4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST"    FOR ALL RESOLUTIONS.
       THANK YOU.

1      Approve the report of the Directors for the               Mgmt          For                            For
       year 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       for the year 2009

3      Approve the audited financial statements for              Mgmt          For                            For
       the year 2009

4      Approve the final dividend of RMB 25 cents per            Mgmt          For                            For
       share in respect of the YE 31  DEC 2009

5      Approve the final accounts for the year 2009              Mgmt          For                            For
       and the financial budget for the year 2010

6      Approve the re-appointment of Deloitte Touche             Mgmt          For                            For
       Tohmatsu Certified Public       Accountants
       Hong Kong as the Hong Kong Auditors of the
       Company, and authorize the Board of Directors
       of the Company to fix their remuneration

7      Approve the re-appointment of Pan China Certified         Mgmt          For                            For
       Public Accountants as the   PRC Auditors of
       the Company, and authorize the Board of Directors
       of the      Company to fix their remuneration.




--------------------------------------------------------------------------------------------------------------------------
 ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE                                                  Agenda Number:  702098927
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9892H107
    Meeting Type:  EGM
    Meeting Date:  05-Nov-2009
          Ticker:
            ISIN:  CNE100000502
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the issue of medium-term notes and short-term     Mgmt          For                            For
       notes and authorize the Board of Directors
       a general and unconditional mandate for the
       issue arrangement of medium-term notes and
       short-term notes, to issue medium-term notes
       and short-term notes with a total aggregate
       principal amount not exceeding RMB 7.5 billion
       [RMB 7.5 billion included] within the validity
       period of the mandate

S.2    Approve the proposed amendments to the Articles           Mgmt          For                            For
       of Association of the Company, and authorize
       the Board of Directors to do all applications,
       filings and registrations with the relevant
       authorities as necessary in respect of the
       amendments to the Articles of Association

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       RESOLUTIONS REGARDING THE ELECTION OF DIRECTORS
       AND SUPERVISORS. STANDING INSTRUCTIONS HAVE
       BEEN REMOVED FOR THIS MEETING. PLEASE NOTE
       THAT ONLY A VOTE "FOR" THE DIRECTOR AND SUPERVISORS
       WILL BE CUMULATED. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE IF YOU HAVE ANY QUESTIONS

3.1    Elect Mr. Chen Jinghe as a Director of the fourth         Mgmt          For                            For
       Board of Directors of the Company

3.2    Elect Mr. Luo Yingnan as a Director of the fourth         Mgmt          For                            For
       Board of Directors of the Company

3.3    Elect Mr. Liu Xiaochu as a Director of the fourth         Mgmt          For                            For
       Board of Directors of the Company

3.4    Elect Mr. Lan Fusheng as a Director of the fourth         Mgmt          For                            For
       Board of Directors of the Company

3.5    Elect Mr. Huang Xiaodong as a Director of the             Mgmt          For                            For
       fourth Board of Directors of the Company

3.6    Elect Mr. Zou Laichang as a Director of the               Mgmt          For                            For
       fourth Board of Directors of the Company

3.7    Elect Mr. Peng Jiaqing as a Director of the               Mgmt          For                            For
       fourth Board of Directors of the Company

3.8    Elect Mr. Su Congfu as a Director of the fourth           Mgmt          For                            For
       Board of Directors of the Company

3.9    Elect Mr. Chen Yuchuan as a Director of the               Mgmt          For                            For
       fourth Board of Directors of the Company

3.10   Elect Mr. Lin Yongjing as a Director of the               Mgmt          For                            For
       fourth Board of Directors of the Company

3.11   Elect Mr. Wang Xiaojun as a Director of the               Mgmt          For                            For
       fourth Board of Directors of the Company

4.1    Elect Mr. Lin Shuiqing as a Supervisor of the             Mgmt          For                            For
       Company of the fourth Supervisory Committee
       of the Company

4.2    Elect Mr. Xu Qiang as a Supervisor of the Company         Mgmt          For                            For
       of the fourth Supervisory Committee of the
       Company

4.3    Elect Mr. Lin Xinxi as a Supervisor of the Company        Mgmt          For                            For
       of the fourth Supervisory Committee of the
       Company

5.     Approve to review the remunerations proposal              Mgmt          For                            For
       of Directors and Supervisors of the fourth
       term of Board of Directors and Supervisory
       Committee; authorize the Board of Directors
       to enter into service contracts and/or appointment
       letters with each of the newly elected Directors
       and supervisors respectively subject to such
       terms and conditions as the Board of Directors
       shall think fit and to do all such acts and
       things and handle all other related matters
       as necessary

6.     Approve the proposal of participation in the              Mgmt          For                            For
       bid of 50% shares transfer of Zijin Copper
       and authorize the Board of Directors to sign
       the subsequent related documents and handle
       all the matters as necessary [including but
       not limited to, all applications, filings and
       registrations with the relevant authorities]




--------------------------------------------------------------------------------------------------------------------------
 ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE                                                  Agenda Number:  702406718
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9892H107
    Meeting Type:  AGM
    Meeting Date:  25-May-2010
          Ticker:
            ISIN:  CNE100000502
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 688970 DUE TO ADDITIONAL RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN20100428059.pdf

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for 2009

2.     Approve the report of the Independent Directors           Mgmt          For                            For
       of the Company for 2009

3.     Approve the report of Supervisory Committee               Mgmt          For                            For
       of the Company for 2009

4.     Approve the financial report for the YE 31 DEC            Mgmt          For                            For
       2009

5.     Approve the Company's 2009 annual report and              Mgmt          For                            For
       its summary report

6.     Approve the profit distribution proposal of               Mgmt          For                            For
       the Company for the YE 31 DEC 2009

7.     Approve the remunerations of the Directors and            Mgmt          For                            For
       Supervisors of the Company for the YE 31 DEC
       2009

8.     Re-appointment of Ernst & Young Hua Ming and              Mgmt          For                            For
       Ernst & Young as the Company's domestic and
       International Auditors respectively for the
       YE 31 DEC 2010, and authorize the Board of
       Directors to determine their remuneration

9.     Authorize the Board of Directors to make the              Mgmt          Against                        Against
       donation decisions with a total aggregate annual
       amount not exceeding 6% of the Company's total
       net profit of the year, and to report the execution
       of the donation in the AGM




--------------------------------------------------------------------------------------------------------------------------
 ZINWELL CORPORATION                                                                         Agenda Number:  702446938
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y98908109
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  TW0002485000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS      ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A     SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER    PARTIES.
       IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO       CONTACT THE CANDIDATE
       AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC
       INFORMATION, AN ELECTION WOULD BE   DEEMED
       AS A 'NO VOTE'.

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    Receive the report on 2009 business operations            Non-Voting    No vote

A.2    Receive the 2009 audited reports                          Non-Voting    No vote

A.3    Receive the report on the status of endorsement           Non-Voting    No vote
       and guarantee

A.4    Receive the report on the status of joint-venture         Non-Voting    No vote
       in the People's Republic of China

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 2.5 per     share

B.3    Amend the Articles of Incorporation                       Mgmt          For                            For

B.4    Amend the procedures of trading derivatives               Mgmt          For                            For

B.5    Amend the procedures of endorsement and guarantee         Mgmt          For                            For

B.6    Amend the procedures of monetary loans                    Mgmt          For                            For

B.7    Election of the Directors and Supervisors                 Mgmt          For                            For

B.8    Approve to release the prohibition on the Directors       Mgmt          For                            For
       from participation in     competitive business

B.9    Extraordinary motions                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ZORLU ENERJI ELEKTRIK UERETIMI OTOPRODUEKTOER GRUBU AS, ISTANBUL                            Agenda Number:  702423550
--------------------------------------------------------------------------------------------------------------------------
        Security:  M9895U108
    Meeting Type:  OGM
    Meeting Date:  31-May-2010
          Ticker:
            ISIN:  TRAZOREN91L8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: POWER            Non-Voting    No Action
       OF ATTORNEY (POA) REQUIRMENTS  VARY BY CUSTODIAN.
       GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
       WOULD      ELIMINATE THE NEED FOR THE INDIVIDUAL
       BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
       ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER
       POA MAY BE REQUIRED. IF YOU  HAVE ANY QUESTIONS
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK   YOU.

1      Opening and homage                                        Mgmt          No Action

2      Election of the Chairmanship                              Mgmt          No Action

3      Authorize the Chairmanship to sign the minutes            Mgmt          No Action
       of the meeting

4      Approve to read the activities report of the              Mgmt          No Action
       Board of Directors

5      Approve to read the balance sheet and income              Mgmt          No Action
       statements

6      Approve to read the Auditors report and the               Mgmt          No Action
       Independent Auditors report

7      Approve the deliberation and the financial statements     Mgmt          No Action

8      Approve to present the information to the general         Mgmt          No Action
       Assembly for not making     profit distribution

9      Approve to absolve the Board of Directors and             Mgmt          No Action
       Auditors

10     Election of the Board of Directors and determine          Mgmt          No Action
       their number

11     Election of the Auditors and determine their              Mgmt          No Action
       number

12     Approve to determine the welfare grants of the            Mgmt          No Action
       Board of Directors

13     Approve the determine the monthly gross salaries          Mgmt          No Action
       of the Auditors

14     Approve the independent auditing firm                     Mgmt          No Action

15     Approve to present the information to the assembly        Mgmt          No Action
       about the assurances given to the third parties

16     Approve to present the information about the              Mgmt          No Action
       donations and contributions

17     Amend the 4th and 15th Articles of the Articles           Mgmt          No Action
       of the Association

18     Authorize the Board Members according to the              Mgmt          No Action
       Articles 334 and 335 of the      Turkish commercial
       code

19     Wishes and closure                                        Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 ZTE CORP                                                                                    Agenda Number:  702275555
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0004F105
    Meeting Type:  EGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  CNE1000004Y2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS
       AND SUPERVISORS. STANDING INSTRUCTIONS HAVE
       BEEN REMOVED FOR THIS MEETING. PLEASE NOTE
       THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE
       CUMULATED. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.

1.1    Election of Mr. Hou Weigui as a Non-Independent           Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.2    Election of Mr. Xie Weiliang as a Non-Independent         Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.3    Election of Mr. Lei Fanpei as a Non-Independent           Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.4    Election of Mr. Zhang Junchao as a Non-Independent        Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.5    Election of Mr. Wang Zhanchen as a Non-Independent        Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.6    Election of Mr. Dong Lianbo as a Non-Independent          Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.7    Election of Mr. Yin Yimin as a Non-independent            Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.8    Election of Mr. Shi Lirong as a Non-Independent           Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.9    Election of Mr. He Shiyou as a Non-Independent            Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.10   Election of Mr. Li Jin as an Independent Director         Mgmt          For                            For
       of the Fifth Session of the Board of Directors
       of the Company for a term commencing on 30
       MAR 2010 and ending on 29 JUN 2010

1.11   Election of Ms. Qu Xiaohui as an Independent              Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.12   Election of Mr. Wei Wei as an Independent Director        Mgmt          For                            For
       of the Fifth Session of the Board of Directors
       of the Company for a term commencing on 30
       MAR 2010 and ending on 29 MAR 2013

1.13   Election of Mr. Chen Naiwei as an Independent             Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

1.14   Election of Mr. Tan Zhenhui as an Independent             Mgmt          For                            For
       Director of the Fifth Session of the Board
       of Directors of the Company for a term commencing
       on 30 MAR 2010 and ending on 29 MAR 2013

2.1    Election of Ms. Wang Yan as a Shareholders'               Mgmt          For                            For
       Representative Supervisor of the Fifth Session
       of the Supervisory Committee of the Company
       for a term commencing on 30 MAR 2010 and ending
       on 29 MAR 2013

2.2    Election of Ms. Xu Weiyan as a Shareholders'              Mgmt          For                            For
       Representative Supervisor of the Fifth Session
       of the Supervisory Committee of the Company
       for a term commencing on 30 MAR 2010 and ending
       on 29 MAR 2013




--------------------------------------------------------------------------------------------------------------------------
 ZTE CORP                                                                                    Agenda Number:  702440037
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0004F105
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2010
          Ticker:
            ISIN:  CNE1000004Y2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 694867 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approve the financial statements for the year             Mgmt          For                            For
       ending 31 DEC 2009 audited by the PRC and Hong
       Kong Auditors

2      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year ending 31 DEC 2009

3      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year ending 31 DEC 2009

4      Approve the report of the President of the Company        Mgmt          For                            For
       for the year ending 31 DEC 2009

5      Approve the final financial accounts of the               Mgmt          For                            For
       Company for the year ending 31 DEC 2009

6      Approve the resolution on the proposed application        Mgmt          For                            For
       by the Company to Bank of China Limited [Shenzhen
       Branch] for a RMB 24.9 billion composite credit
       facility

7.1    Re-appointment of Ernst & Young Hua Ming as               Mgmt          For                            For
       the PRC Auditors of the Company for 2010 and
       a proposal be made to the 2009 AGM to authorize
       the Board of Directors to determine the audit
       fees of Ernst & Young Hua Ming for 2010 based
       on the specific audit work to be conducted

7.2    Re-appointment of Ernst & Young as the Hong               Mgmt          For                            For
       Kong Auditors of the Company for 2010 and a
       proposal be made to the 2009 AGM to authorize
       the Board of Directors to determine the audit
       fees of Ernst & Young for 2010 based on the
       specific audit work to be conducted

8      Election of Mr. Timothy Alexander Steinert as             Mgmt          For                            For
       an Independent Director of the fifth session
       of the Board of Directors of the Company for
       a term commencing on 30 JUN 2010 and ending
       on 29 MAR 2013

9      Approve the resolution on the adjustment of               Mgmt          For                            For
       the allowance granted to Independent Directors

10     Approve the resolution on the application for             Mgmt          Against                        Against
       the 2010 investment quota for fixed-income
       derivatives

S.11   Approve the proposals of profit distribution              Mgmt          For                            For
       and capitalization from capital reserves of
       the Company for 2009

S.12   Approve the resolution on the general mandate             Mgmt          For                            For
       for 2010 to be granted to the Company

S13.1  Approve the amendment of the relevant terms               Mgmt          For                            For
       of Article 24 and Article 27 in Chapter 3 of
       the Articles of Association corresponding to
       the change in the total share capital of the
       Company [following the registration of the
       Subject Shares under the Phase I Share Incentive
       Scheme with China Securities Depository and
       Clearing Company Limited, Shenzhen Branch,
       the issue of additional H shares and the exercise
       of A share warrants attached to the Bonds cum
       Warrants issued in 2008]

S13.2  Authorize the Board of Directors to amend the             Mgmt          For                            For
       Articles of Association and process registration
       of changes in registered capital

       PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY CLICKING ON THE
       MATERIAL URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100418/LTN20100418023.pdf
       AND http://www.hkexnews.hk/listedco/listconews/sehk/20100517/LTN20100517423.pdf




--------------------------------------------------------------------------------------------------------------------------
 ZTE CORPORATION                                                                             Agenda Number:  702154903
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0004F105
    Meeting Type:  EGM
    Meeting Date:  29-Dec-2009
          Ticker:
            ISIN:  CNE1000004Y2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the specific system for the selection             Mgmt          For                            For
       and appointment of Accountants' firms of ZTE
       Corporation, with a view to standardizing the
       selection and appointment of Accountants' firm
       for the auditing of periodic financial statements
       prepared in accordance with the PRC Accounting
       Standards for Business Enterprises and the
       auditing of significant asset restructuring,
       offering genuine protection for shareholders'
       interests and enhancing the quality of financial
       information

2.     Approve the 2010-2012 Framework Purchase Agreement        Mgmt          For                            For
       proposed to be entered into between Company
       subsidiary ZTE Kangxun Telecom Company Limited
       [''ZTE Kangxun''] on the one hand and connected
       parties Shenzhen Zhongxingxin Telecommunications
       Equipment Company, Limited, Shenzhen Zhongxing
       Xindi Telecommunications Equipment Company,
       Limited, Shenzhen Zhongxing Xinyu FPC Company,
       Limited and Zhongxing Xinzhou Complete Equipment
       Co., Ltd. on the other, in relation to the
       purchase of cases, cabinets, distribution frames,
       flexible printed circuit boards and shelters,
       with estimated maximum accumulated transaction
       amounts [excluding VAT] as follows: RMB 1,000
       million for 2010, RMB 1,300 million for 2011
       and RMB 1,690 million for 2012

3.     Approve the Provision of Performance Guarantee            Mgmt          For                            For
       for Wholly-owned Subsidiary ZTE Telecom India
       Private Limited, whereby the guarantee would
       be provided on behalf of ZTE India for an amount
       not exceeding USD 33 million, comprising [1]
       the provision of performance guarantee on behalf
       of ZTE India for an amount not exceeding USD
       30 million with a term commencing on the date
       on which the Frame Contract takes effect upon
       execution and ending on the date on which the
       performance of ZTE India's obligations under
       the Frame Contract is completed, and [2] the
       Company's application to the relevant bank
       for the issuance of a bank assurance letter
       to provide guarantee for an amount not exceeding
       USD 3 million in favor of the local Indian
       bank who has provided on behalf of ZTE India
       a bank assurance letter in respect of contract
       performance in favor of Unitech Wireless in
       connection with the Frame Contract commencing
       on the date on which the relevant bank assurance
       letter is issued and ending on the date of
       expiry of the bank assurance letter in respect
       of contract performance provided by ZTE India
       in favor of Unitech Wireless under the Frame
       Contract; the Bank assurance letter in respect
       of contract performance provided by ZTE India
       shall be valid from the date of issuance until
       the conclusion of a 12-month period after the
       expiry of the last warranty period of the equipment
       provided or the date on which the performance
       of ZTE India's obligations under the Frame
       Contract is fully completed, whichever is later



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Series Trust II
By (Signature)       /s/ Michael W. Weilheimer
Name                 Michael W. Weilheimer
Title                President
Date                 08/31/2010